--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                        THE DFA INVESTMENT TRUST COMPANY

                                  SEMI-ANNUAL
                                     REPORT

                         SIX MONTHS ENDED MAY 31, 1999
                                  (UNAUDITED)

                 ---------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

Schedules of Investments
    The U.S. Large Company Portfolio..................................         1
    The Enhanced U.S. Large Company Portfolio.........................         1
    The U.S. Large Cap Value Portfolio................................         1
    The Tax-Managed U.S. Marketwide Value Portfolio...................         1
    The Tax-Managed U.S. 5-10 Value Portfolio.........................         2
    The U.S. 6-10 Value Portfolio.....................................        14
    The U.S. 6-10 Small Company Portfolio.............................        14
    The Tax-Managed U.S. 6-10 Small Company Portfolio.................        15
    The U.S. 9-10 Small Company Portfolio.............................        35
    The DFA Real Estate Securities Portfolio..........................        36
    The Large Cap International Portfolio.............................        38
    The Tax-Managed DFA International Value Portfolio.................        47
    The International Small Company Portfolio.........................        52
    The Japanese Small Company Portfolio..............................        52
    The Pacific Rim Small Company Portfolio...........................        52
    The United Kingdom Small Company Portfolio........................        53
    The Continental Small Company Portfolio...........................        53
    The DFA International Small Cap Value Portfolio...................        54
    The Emerging Markets Portfolio....................................        74
    The Emerging Markets Small Cap Portfolio..........................        74
    The DFA One-Year Fixed Income Portfolio...........................        74
    The DFA Two-Year Global Fixed Income Portfolio....................        74
    The DFA Five-Year Government Portfolio............................        75
    The DFA Five-Year Global Fixed Income Portfolio...................        76
    The DFA Intermediate Government Fixed Income Portfolio............        78

Statements of Assets and Liabilities..................................        79

Statements of Operations..............................................        82

Statements of Changes in Net Assets...................................        88

Financial Highlights..................................................        95

Notes to Financial Statements.........................................       108

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     THE DFA INTERNATIONAL VALUE PORTFOLIO

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

Statement of Assets and Liabilities...................................       117

Statement of Operations...............................................       118

Statements of Changes in Net Assets...................................       119

Financial Highlights..................................................       120

Notes to Financial Statements.........................................       121

                        THE DFA INVESTMENT TRUST COMPANY

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

Schedules of Investments
    The U.S. Large Company Series.....................................       123
    The Enhanced U.S. Large Company Series............................       128
    The U.S. Large Cap Value Series...................................       130
    The Tax-Managed U.S. Marketwide Value Series......................       133
    The U.S. 4-10 Value Series........................................       138
    The U.S. 6-10 Value Series........................................       144
    The U.S. 6-10 Small Company Series................................       162
    The U.S. 9-10 Small Company Series................................       194
    The DFA International Value Series................................       218
    The Japanese Small Company Series.................................       226
    The Pacific Rim Small Company Series..............................       233
    The United Kingdom Small Company Series...........................       244
    The Continental Small Company Series..............................       251
    The Emerging Markets Series.......................................       261
    The Emerging Markets Small Cap Series.............................       269
    The DFA One-Year Fixed Income Series..............................       278
    The DFA Two-Year Global Fixed Income Series.......................       280

Statements of Assets and Liabilities..................................       282

Statements of Operations..............................................       284

Statements of Changes in Net Assets...................................       287

Financial Highlights..................................................       291

Notes to Financial Statements.........................................       298

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                        THE U.S. LARGE COMPANY PORTFOLIO

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                                                                                 VALUE+
                                                                                                            ----------------
Investment in The U.S. Large Company Series of The DFA Investment Trust Company............                 $    726,563,233
                                                                                                            ----------------
    Total Investments (100%) (Cost $454,327,149)++.........................................                 $    726,563,233
                                                                                                            ----------------
                                                                                                            ----------------

--------------
++The cost for federal income tax purposes is $458,924,340.

                   THE ENHANCED U.S. LARGE COMPANY PORTFOLIO

                                  MAY 31, 1999

                                  (UNAUDITED)

                                                                                                SHARES          VALUE+
                                                                                             -------------  --------------
Investment in The Enhanced U.S. Large Company Series of The DFA Investment Trust Company...      6,055,647  $   77,330,612
                                                                                                            --------------
    Total Investments (100%) (Cost $67,265,103) ++.........................................                 $   77,330,612
                                                                                                            --------------
                                                                                                            --------------

--------------
++The cost for federal income tax purposes is $68,261,282.

                       THE U.S. LARGE CAP VALUE PORTFOLIO

                                  MAY 31, 1999

                                  (UNAUDITED)

                                                                                                SHARES            VALUE+
                                                                                             -------------  ------------------
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company..........     62,280,056  $    1,235,636,308
                                                                                                            ------------------
    Total Investments (100%) (Cost $882,075,726) ++........................................                 $    1,235,636,308
                                                                                                            ------------------
                                                                                                            ------------------

--------------
++The cost for federal income tax purposes is $893,851,776.

                THE TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                                  MAY 31, 1999

                                  (UNAUDITED)

                                                                                                                VALUE+
                                                                                                            --------------
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust
  Company..................................................................................                 $   54,302,486
                                                                                                            --------------
    Total Investments (100%) (Cost $48,211,198) ++.........................................                 $   54,302,486
                                                                                                            --------------
                                                                                                            --------------

--------------
++Approximates cost for federal income tax purposes.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                   THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (95.0%)
 *3-D Systems Corp.....................................        10,600  $     59,956
 AAR Corp..............................................        40,000       790,000
 *ABC Rail Products Corp...............................        14,800       215,987
 *ACX Technologies, Inc................................        32,000       398,000
 *ADE Corp.............................................        12,200       118,569
 *AEP Industries, Inc..................................         5,800       219,312
 *ARV Assisted Living, Inc.............................        19,000        73,625
 ASB Financial Corp....................................         1,300        14,950
 #Aames Financial Corp.................................        27,900        40,106
 Abington Bancorp, Inc.................................         2,600        37,456
 *Abraxas Petroleum Corp...............................         6,500        13,812
 *Accel International Corp.............................         6,800        13,812
 *Acceptance Insurance Companies, Inc..................        18,000       282,375
 Aceto Corp............................................         6,500        76,375
 *Acme Electric Corp...................................         4,000        21,750
 *Acorn Products, Inc..................................         6,000        31,875
 *Active Voice Corp....................................         4,300        59,125
 Adams Resources & Energy, Inc.........................         2,200        17,050
 *Adaptive Broadband Corp..............................         6,500       102,781
 *Adept Technology, Inc................................        10,200        74,269
 *Adflex Solutions, Inc................................        10,700        24,409
 *Advance Lighting Technologies, Inc...................        16,500       118,336
 *Advanced Communications Group, Inc...................        20,500       206,281
 *#Advanced Health Corp................................        10,100        46,239
 *Advanced Magnetics, Inc..............................         8,100        31,387
 *Advanced Neuromodulation Systems, Inc................         6,700        45,644
 *Advanced Radio Telecom Corp..........................        19,000       213,750
 #Advanta Corp. Class A................................        10,400       180,375
 Advanta Corp. Class B Non-Voting......................        14,000       196,437
 *Advocat, Inc.........................................         5,400        11,137
 *Aehr Test Systems....................................         5,400        21,431
 *Aftermarket Technology Corp..........................        17,900       195,781
 Agco Corp.............................................        64,000       744,000
 *Agribrands International, Inc........................         9,300       324,919
 *Air Methods Corp.....................................         5,900        12,722
 *Airgas, Inc..........................................        64,200       734,287
 *Airnet Systems, Inc..................................        10,900       115,131
 Alamo Group, Inc......................................         4,500        41,344
 *Alaska Air Group, Inc................................         1,000        41,500
 Albemarle Corp........................................         4,800       107,700
 *Aldila, Inc..........................................        14,000        27,562
 Alexander & Baldwin, Inc..............................        69,600     1,574,700
 Alico, Inc............................................         5,700        91,912
 *Align-Rite International, Inc........................         4,600        59,800
 Allen Organ Co. Class B...............................           400        14,400
 *Allen Telecom, Inc...................................        26,300       274,506
 Alliance Bancorp......................................        10,600       258,706
 *Alliance Pharmaceuticals Corp........................         9,800        28,787
 *Alliance Semiconductor Corp..........................        39,400       188,381
 *Allied Holdings, Inc.................................         6,300        44,887
 Allied Products Corp..................................        14,100        73,144
 *Allied Research Corp.................................         5,600        39,550
 *#Allin Communications Corp...........................         7,100        19,081

                                                               SHARES        VALUE+
                                                         ------------  ------------

 *#Allou Health & Beauty Care, Inc. Class A............         4,300  $     30,369
 *Alphanet Solutions, Inc..............................         6,500        25,797
 *Ambassadors, Inc.....................................         3,000        42,750
 Amcast Industrial Corp................................         9,300       156,356
 Amcol International Corp..............................        17,100       242,606
 *Amerco, Inc..........................................        20,700       512,325
 *America West Holdings Corp. Class B..................        32,700       637,650
 American Annuity Group, Inc...........................         9,600       225,600
 American Biltrite, Inc................................         3,400        69,700
 American Business Products, Inc.......................         9,900       157,781
 *American Coin Merchandising, Inc.....................           800         5,750
 *American Freightways Corp............................        28,600       501,394
 *American Homepatient, Inc............................        13,500        26,789
 *American Indemnity Financial Corp....................         1,500        20,672
 *American Oncology Resources, Inc.....................        30,100       305,703
 *American Pacific Corp................................        10,000        81,250
 *American Physicians Services Group, Inc..............         3,300        11,859
 *American Precision Industries, Inc...................         3,500        39,594
 *American Software, Inc. Class A......................        18,500        53,766
 *American Technical Ceramics Corp.....................         3,200        21,800
 Americana Bancorp, Inc................................         2,800        44,362
 *Amerihost Properties, Inc............................         5,900        22,402
 *AmeriLink Corp.......................................         1,200        17,550
 *Ameripath, Inc.......................................        19,400       176,116
 *Ameristar Casinos, Inc...............................         9,400        33,194
 Ameron, Inc...........................................         3,800       163,637
 Amerus Life Holdings, Inc. Class A....................        26,200       676,287
 Ampco-Pittsburgh Corp.................................        11,400       142,500
 Amplicon, Inc.........................................         1,100        15,056
 *Amrep Corp...........................................         8,800        50,325
 *Amresco, Inc.........................................        44,800       305,200
 Amwest Insurance Group, Inc...........................         1,650        16,912
 *Anadigics, Inc.......................................        10,600       263,012
 Angelica Corp.........................................         7,200       121,950
 *Anicom, Inc..........................................        23,800       219,406
 *Apple Orthodontix, Inc...............................        13,500        27,000
 *Applied Digital Access, Inc..........................        10,200        42,872
 *Applied Extrusion Technologies, Inc..................        13,500       102,937
 *Applied Films Corp...................................         3,000        11,062
 *Applied Graphics Technologies, Inc...................        20,000       216,875
 Applied Industrial Technologies, Inc..................        22,500       381,094
 *#Applied Magnetics Corp..............................        17,600        52,800
 *Applied Microsystems Corp............................         5,400        16,453
 *Applied Signal Technologies, Inc.....................         7,200        64,800
 *Aquila Biopharmaceuticals, Inc.......................         2,200         4,194
 *#Arcadia Financial, Ltd..............................        44,300       329,481
 Arch Coal, Inc........................................        36,600       535,275
 Arctic Cat, Inc.......................................        17,700       148,237
 Argonaut Group, Inc...................................        22,400       600,600
 *#Ariel Corp..........................................         7,800        23,887
 *Ark Restaurants Corp.................................         2,800        28,350
 *Arkansas Best Corp...................................        23,500       210,031
 *Armco, Inc...........................................        88,000       566,500
 Arnold Industries, Inc................................        15,700       260,031

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Arqule, Inc..........................................        11,600  $     52,200
 *Asahi/America, Inc...................................         2,400        17,550
 Asarco, Inc...........................................        41,200       661,775
 *Ascent Entertainment Group, Inc......................        22,400       256,200
 *Asche Transportation Services, Inc...................         3,700        14,916
 *Ashworth, Inc........................................        13,800        67,706
 Astro-Med, Inc........................................         5,400        35,775
 Atalanta Sosnoff Capital Corp.........................         3,800        37,525
 *Atchison Casting Corp................................         7,000        77,000
 *Atlantic American Corp...............................        17,200        74,712
 *Atrion Corp..........................................         2,500        24,062
 *Audiovox Corp. Class A...............................        20,200       175,487
 *Ault, Inc............................................         3,700        35,844
 *Auspex Systems, Inc..................................        23,400       255,206
 Avado Brands, Inc.....................................        27,500       249,648
 *Avteam, Inc. Class A.................................        10,500        75,141
 *Axsys Technologies, Inc..............................         3,500        43,531
 *Aztar Corp...........................................        51,100       344,925
 Aztec Manufacturing Co................................         3,200        32,200
 BHA Group Holdings, Inc. Class A......................         6,400        62,400
 *BI, Inc..............................................         7,200        66,150
 *BJ Services, Co......................................        12,000       330,750
 BMC Industries, Inc...................................        22,100       222,381
 *BTU International, Inc...............................         8,100        33,412
 *BWAY Corp............................................         7,400       105,450
 Bairnco Corp..........................................        10,100        70,069
 Baker (J.), Inc.......................................        16,800       121,800
 *Baldwin Technology, Inc. Class A.....................        14,100        51,112
 *BancTec, Inc.........................................        17,600       283,800
 Bandag, Inc...........................................         8,900       306,494
 Bandag, Inc...........................................        13,000       372,125
 *Bank Plus Corp.......................................        19,000        99,156
 *Bank United Financial Corp. Class A..................        19,900       179,411
 BankAtlantic Bancorp, Inc. Class B....................        10,300        82,078
 Banta Corp............................................        13,400       328,300
 *Barrett Resources Corp...............................         7,100       240,069
 *Barry (R.G.) Corp....................................        10,200        82,237
 *Basin Exploration, Inc...............................        10,700       179,559
 Bassett Furniture Industries, Inc.....................        12,700       302,022
 Battle Mountain Gold Co...............................        64,000       156,000
 Bay View Capital Corp.................................        25,200       453,600
 *Baycorp Holdings, Ltd................................         3,200        11,400
 *Bayou Steel Corp. Class A............................         9,800        35,525
 *Beazer Homes USA, Inc................................         6,000       133,500
 *Belco Oil & Gas Corp.................................        33,200       263,525
 *Bell Industries, Inc.................................         9,600        98,400
 *Bell Microproducts, Inc..............................         9,000        63,703
 *Bellwether Exploration Co............................        21,800       100,825
 *Benton Oil & Gas Co..................................        26,800        93,800
 *Bergen Brunswig Corp. Class A........................        20,597       453,134
 Berkley (W.R.) Corp...................................        13,100       334,050
 *Berlitz International, Inc...........................         7,600       161,975
 *Beverly Enterprises..................................       105,000       761,250
 *Bio Vascular, Inc....................................         9,300        25,720
 *Bioanalytical Systems, Inc...........................         1,600         6,400
 *Bionx Implants, Inc..................................        15,000        68,906
 *Bio-Rad Laboratories, Inc. Class A...................         8,900       250,869
 *BioReliance Corp.....................................         7,000        46,594
 *Biosource International, Inc.........................         8,600        41,925
 Birmingham Steel Corp.................................        28,200       144,525
 *Black Hawk Gaming & Development, Inc.................         3,600        30,712
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Blair Corp............................................         8,100  $    139,219
 Blimpie International.................................        11,100        29,137
 Block Drug Co., Inc. Class A..........................        14,800       549,450
 *Bluegreen Corp.......................................        21,100       118,687
 *Boca Research, Inc...................................         8,100        71,761
 *Boise Cascade Office Products Corp...................         3,600        42,975
 *Bolle, Inc...........................................         2,500         7,266
 *Bombay Co., Inc......................................        44,700       273,787
 *Bon-Ton Stores, Inc..................................        14,400        91,800
 *Boston Biomedical, Inc...............................         2,800        10,675
 Bostonfed Bancorp, Inc................................         4,400        79,200
 Bowl America, Inc. Class A............................         3,200        22,400
 Bowne & Co., Inc......................................        13,200       221,100
 *Boyd Gaming Corp.....................................        54,800       325,375
 *Bridgeport Macs, Inc.................................         5,300        48,031
 *Brite Voice Systems, Inc.............................         8,000       104,000
 *Broadway & Seymour, Inc..............................        11,000        63,594
 *Brooks Automation, Inc...............................         6,200       113,537
 *Brown & Sharpe Manufacturing Co. Class A.............        15,400        84,700
 *Brown (Tom), Inc.....................................        31,100       403,328
 Brown Shoe Company, Inc...............................        12,500       237,500
 *Brunswick Technologies, Inc..........................         6,100        37,172
 Brush Wellman, Inc....................................        19,100       323,506
 *Budget Group, Inc....................................        32,500       434,687
 *Buffets, Inc.........................................        25,300       265,650
 *Building Materials Holding Corp......................        19,800       231,412
 Burlington Coat Factory Warehouse Corp................        37,800       637,875
 *Burlington Industries, Inc...........................        54,500       534,781
 Bush Industries, Inc. Class A.........................        15,850       234,778
 *Business Resource Group..............................         4,100        13,709
 Butler Manufacturing Co...............................         7,000       196,875
 *C.P. Clare Corp......................................        13,500        49,359
 *CEM Corp.............................................         2,900        22,928
 *CFM Technologies, Inc................................         7,500        68,437
 *CHS Electronics, Inc.................................        10,000        44,375
 *CMC Industries, Inc..................................         7,400        47,869
 *CNS Income...........................................        15,800        52,831
 CPAC, Inc.............................................         6,300        48,628
 *CSP, Inc.............................................         4,290        29,360
 *CSS Industries, Inc..................................         1,000        27,000
 Cadmus Communications Corp............................         9,300       119,156
 Calgon Carbon Corp....................................        37,800       214,987
 *California Coastal Comm, Inc.........................         6,500        41,641
 *California Micro Devices Corp........................         8,600        19,081
 *Callon Petroleum Co..................................         8,100        87,075
 Cal-Maine Foods, Inc..................................        11,100        60,356
 *Cameron Ashley Building Products, Inc................         8,500       102,000
 Cameron Financial Corp................................         1,700        22,525
 *Cannondale Corp......................................         8,900        79,544
 *Capital Pacific Holdings, Inc........................        14,600        47,450
 Capital Re Corp.......................................        32,200       525,262
 Capitol Transamerica Corp.............................         5,700        85,678
 *Carbide/Graphite Group, Inc..........................        12,300       159,516
 *#Caribiner International, Inc........................        31,300       168,237
 *Carmike Cinemas, Inc. Class A........................        11,600       203,725
 Carpenter Technology Corp.............................        24,700       703,950
 *Carrington Laboratories, Inc.........................         9,600        28,500
 *Carson, Inc..........................................         9,000        31,500
 Cascade Corp..........................................         7,750       104,625

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Casino Data Systems..................................        17,600  $     65,450
 *Castle & Cooke, Inc..................................        17,700       276,562
 Castle (A.M.) & Co....................................        12,500       192,187
 *Castle Dental Centers, Inc...........................         5,000        33,437
 Castle Energy Corp....................................         1,900        35,387
 *Catalina Lighting, Inc...............................         8,600        38,700
 *Catherines Stores Corp...............................         8,700        95,700
 Cato Corp. Class A....................................        26,700       351,272
 Cavalier Homes, Inc...................................        12,900       116,906
 *Cavanaughs Hospitality Corp..........................        23,500       224,719
 *Celadon Group, Inc...................................         5,100        50,681
 *Celeritek, Inc.......................................         6,700        36,012
 *Centigram Communications Corp........................         8,600        83,581
 Central Bancorp, Inc..................................         2,300        44,562
 *Central Garden & Pet Co..............................        33,000       448,594
 *Central Sprinkler Corp...............................         2,500        42,578
 Centris Group, Inc....................................        13,400       129,812
 Century Aluminum Co...................................        25,100       162,366
 *Ceradyne, Inc........................................         8,400        34,125
 *Charming Shoppes, Inc................................       125,700       634,392
 *Chart House Enterprises, Inc.........................        10,900        59,950
 Chartwell Re Corp.....................................        12,400       194,525
 *Chase Industries, Inc................................         8,400        70,350
 *Check Technology Corp................................         4,900        11,025
 *Checkpoint System, Inc...............................        29,400       268,275
 Chemed Corp...........................................         6,400       207,600
 *Cherry Corp. Class A.................................         3,000        40,500
 *Cherry Corp. Class B.................................         1,900        25,947
 Chesapeake Corp.......................................        14,000       504,875
 Chesapeake Utilities Corp.............................         4,000        72,000
 *Chic by His, Inc.....................................        11,800        36,875
 Chicago Rivet & Machine Co............................           400         7,650
 *Children's Comprehensive Services, Inc...............           200         1,219
 Chiquita Brands International, Inc....................        68,700       553,894
 *#Chock Full O' Nuts Corp.............................        12,900       134,644
 *Chyron Corp..........................................        30,000        61,875
 *Cidco, Inc...........................................        16,800       103,950
 *Ciprico, Inc.........................................         6,500        56,672
 Circle International, Inc.............................         8,300       170,150
 *Circuit City Stores, Inc. - Carmax Group.............        21,300       102,506
 *Citadel Holding Corp.................................         5,700        28,856
 *Citation Corp........................................        17,200       229,512
 Cleveland Cliffs, Inc.................................        11,100       410,700
 *Clintrials Research, Inc.............................        21,800        91,969
 *Coast Dental Services, Inc...........................         7,000        49,437
 Coastal Bancorp, Inc..................................         7,200       115,650
 *Coastcast Corp.......................................         8,100        97,200
 *Cobra Electronic Corp................................         7,200        29,250
 *#Coeur d'Alene Mines Corp. ID........................        21,000        87,937
 *Coherent, Inc........................................        36,700       594,081
 *Coho Energy, Inc.....................................        23,100        14,437
 *Coinmach Laundry Corp................................        12,100       148,981
 Collagen Corp.........................................         2,700        36,956
 Columbus McKinnon Corp................................         7,000       174,781
 *Comdial Corp.........................................         8,100        56,953
 *Commerce Group, Inc..................................        22,500       521,719
 Commercial Metals Co..................................        14,200       332,812
 Commonwealth Bancorp, Inc.............................        14,800       240,037
 Commonwealth Industries, Inc..........................        15,100       163,741
 Communications Systems, Inc...........................         3,400        44,837
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Community Financial Group, Inc........................         2,100  $     29,925
 *Compass International Services Corp..................         6,500        42,859
 *Compucom Systems, Inc................................        45,200       182,212
 *CompUSA, Inc.........................................        40,000       322,500
 *Comshare, Inc........................................         9,100        30,997
 *Comstock Resources, Inc..............................        29,100       118,219
 *Concord Camera Corp..................................         9,800        50,837
 *Concord Fabrics, Inc. Class A........................         1,700         7,437
 *Concord Fabrics, Inc. Class B........................           500         2,219
 *Condor Technology Solutions, Inc.....................         8,500        90,844
 *Cone Mills Corp. NC..................................        30,500       188,719
 *Conso Products Co....................................         7,400        43,706
 *Consolidated Freightways Corp........................        20,800       276,900
 *#Consumer Portfolio Services, Inc....................        20,900        40,494
 *#ContiFinancial Corp.................................        45,200       322,050
 Cooker Restaurant Corp................................         7,400        46,250
 *Coram Healthcare Corp................................        24,000        55,500
 *Corporate Express, Inc...............................        92,500       605,586
 *Corrpro Companies, Inc...............................         5,100        50,681
 *Cort Business Services Corp..........................        20,000       483,750
 Courier Corp..........................................         1,500        34,312
 *Covenant Transport, Inc. Class A.....................         8,200        98,144
 *Coventry Health Care, Inc............................        15,000       199,687
 Covest Bancshares, Inc................................         3,500        47,906
 *Craig Corp...........................................         4,300        32,519
 *#Credit Acceptance Corp..............................        37,300       222,634
 Cross (A.T.) Co. Class A..............................        15,900        99,375
 Cross Timbers Oil Co..................................        26,200       283,287
 *Crown Central Petroleum Corp. Class A................         4,100        33,312
 *Crown Central Petroleum Corp. Class B................         4,800        39,600
 Crown Crafts, Inc.....................................         7,900        39,994
 *Crown Vantage, Inc...................................        10,800        28,350
 Cubic Corp............................................         8,100       195,412
 Culp, Inc.............................................        12,300       101,475
 *Cyberoptics Corp.....................................         5,000        63,125
 *Cybex International, Inc.............................         8,200        45,100
 *Cylink Corp..........................................        25,100        99,223
 *Cypress Semiconductor Corp...........................        27,000       300,375
 Cyprus Amax Minerals Co., Inc.........................        53,800       675,862
 *Cyrk, Inc............................................        18,500       123,141
 *Cytel Corp...........................................         3,200         5,700
 *Cytrx Corp...........................................         1,000         2,609
 *#DRS Technologies, Inc...............................         4,800        42,300
 *DSP Technology, Inc..................................           200         1,787
 *DVI, Inc.............................................        19,000       295,687
 Dain Rauscher Corp....................................        11,400       593,512
 *Damark International, Inc. Class A...................         7,600        74,812
 Dames & Moore, Inc....................................        21,900       344,925
 *Dan River, Inc. (GA) Class A.........................        17,000       156,187
 Daniel Industries, Inc................................        15,800       331,800
 *Darling International, Inc...........................         1,000         1,875
 *Data I/O Corp........................................         5,900         6,730
 *Data Systems & Software, Inc.........................         6,800        20,825
 *DataTRAK International, Inc..........................         5,800        27,550
 *Dataware Technologies, Inc...........................         2,500         7,187
 *Datron Systems, Inc..................................         2,800        17,062
 *Datum, Inc...........................................         6,500        54,437
 *Dawson Geophysical Co................................         7,400        79,087
 *Deckers Outdoor Corp.................................         8,400        28,612
 *Del Global Technologies Corp.........................         6,100        54,900

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *#Delta Financial Corp................................        15,200  $    102,600
 Delta Natural Gas Co., Inc............................         1,900        32,537
 Delta Woodside Industries, Inc........................        28,900       204,106
 Deltic Timber Corp....................................         1,300        32,337
 *Denali, Inc..........................................         3,000        23,437
 *Designs, Inc.........................................         3,000         5,906
 *Detection Systems, Inc...............................         6,000        52,875
 Detroit Diesel Corp...................................        23,000       570,687
 Devon Energy Corp.....................................        12,000       417,000
 *Diagnostic Health Services, Inc......................         9,100         9,242
 *Diamond Home Services, Inc...........................        10,200        47,812
 *#Diamond Multimedia Systems, Inc.....................        35,400       156,534
 *Digi International, Inc..............................        22,700       188,694
 *Digital Link Corp....................................        10,200        75,066
 Dime Community Bancorp, Inc...........................         4,000        88,625
 *Diodes, Inc..........................................         4,600        21,275
 *Discount Auto Parts, Inc.............................        15,400       381,150
 *Diversified Corporate Resources, Inc.................         2,000        12,000
 Dixie Group, Inc......................................        10,600        96,062
 *Dominion Homes, Inc..................................         5,600        44,100
 *Donna Karan International, Inc.......................        16,500       169,125
 Donnelly Corp. Class A................................         5,600        91,700
 Downey Financial Corp.................................        24,400       536,800
 *Dress Barn, Inc......................................        21,200       312,037
 *Drug Emporium, Inc...................................        12,700       128,587
 *Drypers Corp.........................................        13,000        42,656
 *Duckwall-Alco Stores, Inc............................         5,000        51,875
 *Dunn Computer Corp...................................         6,000        12,656
 *Dura Automotive Systems, Inc.........................         3,385       100,281
 *Durakon Industries, Inc..............................         5,000        62,500
 Dyersburg Corp........................................        16,000        22,000
 *Dynamics Research Corp...............................         8,800        44,550
 *E-Z-Em, Inc. Class A.................................         3,600        18,225
 *ECC International Corp...............................         8,200        25,625
 *EFTC Corp............................................        22,100       136,053
 *EIS International, Inc...............................        13,900        46,478
 EMC Insurance Group, Inc..............................        11,300       129,244
 *EMS Technologies, Inc................................         8,800       119,350
 *ESCO Electronics Corp. Trust Receipts................        14,700       177,319
 Eagle Bancshares, Inc.................................         5,700       107,409
 *Eagle Food Centers, Inc..............................        10,100        24,619
 *Eagle Geophysical, Inc...............................        11,579        38,539
 Earthgrains Co........................................        23,900       560,156
 Easco, Inc............................................        11,300        84,044
 *Echelon International Corp...........................           600        13,800
 Ecology & Environment, Inc. Class A...................         2,000        14,000
 *Edelbrock Corp.......................................         4,100        63,422
 *Educational Insights, Inc............................         2,800         5,425
 *Ekco Group, Inc......................................        23,500       111,625
 *Elantec Semiconductor, Inc...........................         6,500        61,852
 *Elcom International, Inc.............................         3,900        22,242
 *Electro Rent Corp....................................         3,000        37,781
 *Electroglas, Inc.....................................        17,200       245,100
 Ellett Brothers, Inc..................................         4,500        24,820
 *Emcon................................................        10,400        68,250
 Empire Federal Bancorp, Inc...........................         1,800        20,812
 *#Encad, Inc..........................................        11,700        69,652
 Energen Corp..........................................        12,000       229,500
 Enesco Group, Inc.....................................         3,300        75,694
 Engle Homes, Inc......................................        11,300       153,609
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Enhance Financial Services Group, Inc.................        41,600  $    813,800
 *Enserch Exploration Corp.............................        40,400       275,225
 *Equity Marketing, Inc................................         4,400        45,925
 Eskimo Pie Corp.......................................         2,800        24,062
 Espey Manufacturing & Electronics Corp................           400         4,900
 *Esterline Technologies Corp..........................         3,600        53,775
 Ethyl Corp............................................        12,000        60,000
 *Evans & Sutherland Computer Corp.....................         9,000       142,031
 *Exabyte Corp.........................................        21,700       120,028
 *Exar Corp............................................         8,600       180,062
 Exide Corp............................................        19,500       304,687
 *Extended Stay America, Inc...........................        48,000       510,000
 *Extended Systems, Inc................................         6,500        30,570
 Ezcorp, Inc. Class A Non-Voting.......................        10,000        74,062
 FBL Financial Group, Inc. Class A.....................        25,500       511,594
 *FEI Co...............................................        17,900       148,794
 FFLC Bancorp..........................................         2,900        52,744
 FSF Financial Corp....................................         1,100        15,606
 *FSI International, Inc...............................        20,100       163,312
 *FTI Consulting, Inc..................................         4,000        17,000
 Fab Industries, Inc...................................         4,400        68,750
 *Fairchild Corp. Class A..............................        32,033       478,493
 Falcon Products, Inc..................................         7,200        77,850
 *#Family Golf Centers, Inc............................        21,200       191,794
 *Fansteel, Inc........................................         6,800        38,250
 *Farm Family Holdings, Inc............................         3,500       120,750
 Farrel Corp...........................................         6,000        13,500
 *Featherlite Manufacturing, Inc.......................         1,000         6,531
 *Ferrofluidics Corp...................................         5,700        23,067
 *Fibermark, Inc.......................................         7,100       101,619
 Fidelity Bancorp, Inc. Delaware.......................         2,200        51,287
 *Filenes Basement Corp................................        25,100        41,572
 *Finish Line, Inc. Class A............................        16,000       196,000
 *Finishmaster, Inc....................................         9,000        50,625
 *First Alliance Corp..................................         4,500        12,867
 First Bell Bancorp, Inc...............................         3,500        68,031
 First Citizens Bancshares, Inc. NC....................         4,000       326,625
 First Defiance Financial Corp.........................         6,900        81,937
 First Essex Bancorp...................................         8,800       146,850
 First Federal Bancshares of Arkansas, Inc.............         4,600        85,387
 *First Investors Financial Services Group, Inc........         5,000        30,937
 First Keystone Financial, Inc.........................           900        11,756
 First Mariner Bank Corp...............................         3,700        43,475
 First Northern Capital Corp...........................         9,000        98,156
 *First Republic Bank..................................         8,000       209,000
 First Savings Bancorp, Inc. North Carolina............         3,700        72,844
 First Washington Bancorp, Inc.........................        10,200       205,275
 Firstbank Corp........................................         2,000        29,312
 *FirstFed Financial Corp. DE..........................        16,800       317,100
 Firstspartan Financial Corp...........................         4,000       115,000
 *Fischer Imaging Corp.................................         5,700         9,708
 Flag Financial Corp...................................         2,500        24,844
 *Flander Corp.........................................        30,100       113,816
 Fleming Companies, Inc................................        39,300       405,281
 Flexsteel Industries, Inc.............................         7,100        97,181
 *Florida Panthers Holdings, Inc. Class A..............        38,400       417,600

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Florsheim Group, Inc.................................         8,100  $     60,244
 Flushing Financial Corp...............................        10,200       151,087
 *Foodarama Supermarkets, Inc..........................           800        22,300
 *#Forcenergy, Inc.....................................        21,700        23,395
 *Forest Oil Corp......................................        35,300       372,856
 *Foster (L.B.) Co. Class A............................        12,000        66,750
 Foster Wheeler Corp...................................        43,500       598,125
 *Four Media Co........................................         5,800        38,787
 Frankfort First Bancorp, Inc..........................           200         2,981
 Franklin Bank National Associaton Southfield, MI......         3,600        39,150
 *Franklin Covey Co....................................        19,300       188,175
 *Franklin Electronic Publishers, Inc..................         7,100        37,275
 Freds, Inc. Class A...................................        11,800       154,137
 Frequency Electronics, Inc............................         9,200        79,925
 *Fresh Choice, Inc....................................         2,700         6,328
 *Fresh Foods, Inc.....................................         4,700        30,403
 *#Friedman Billings Ramsey Group, Inc. Class A........        14,900       155,519
 Friedman Industries, Inc..............................         9,115        37,599
 Friedmans, Inc. Class A...............................        12,400       112,375
 Frisch's Restaurants, Inc.............................         7,100        72,775
 *Fritz Companies, Inc.................................        14,000       152,250
 Frontier Insurance Group, Inc.........................        33,100       568,906
 Frozen Food Express Industries, Inc...................        16,200       113,400
 *Fruit of The Loom, Inc. Class A......................        10,000       103,125
 *G-III Apparel Group, Ltd.............................         7,800        16,697
 GA Financial, Inc.....................................         6,500        96,687
 *GC Companies, Inc....................................         7,100       256,487
 *GP Strategies Corp...................................        12,600       126,000
 *GZA Geoenvironmental Technologies, Inc...............         1,600         7,100
 *Gadzooks, Inc........................................        10,600       101,694
 Gainsco, Inc..........................................        25,000       114,062
 *Galey & Lord, Inc....................................        13,100        54,037
 *Galileo Corp.........................................        12,100        65,794
 *GameTech International, Inc..........................         3,100        12,884
 Garan, Inc............................................         5,300       152,375
 *Garden Ridge Corp....................................        17,500       106,641
 *Gasonics International, Inc..........................         1,400        17,019
 *Gehl Co..............................................         6,500       133,859
 *General Communications, Inc. Class A.................        54,100       268,809
 General Housewares Corp...............................         3,600        45,000
 *General Surgical Innovations, Inc....................        13,400        51,925
 *Genesis Health Ventures, Inc.........................        31,600       140,225
 *Genicom Corp.........................................        13,800        25,444
 *Genome Therapeutics Corp.............................         8,000        26,250
 *Gensym Corp..........................................         7,700        29,597
 *Getty Petroleum Marketing, Inc.......................        16,700        52,187
 Giant Industries, Inc.................................        13,000       137,312
 Gibraltar Steel Corp..................................         2,000        43,750
 *Gibson Greetings, Inc................................        15,300       111,881
 Glatfelter (P.H.) Co..................................        42,100       560,456
 Gleason Corp..........................................        11,500       192,625
 *Glenayre Technologies, Inc...........................        58,200       209,156
 *Globe Business Resources, Inc........................         2,400        28,200
 Golden Enterprises, Inc...............................         2,800        10,937
 *Golden State Bancorp, Inc............................         6,200       152,287
 *Good Guys, Inc.......................................        17,100        53,705
 *Gottschalks, Inc.....................................        15,000       123,750
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Government Technology Services, Inc..................         8,700  $     33,441
 *Gradco Systems, Inc..................................         9,400        23,206
 *Graham Corp..........................................         1,900        16,744
 *Graham-Field Health Products, Inc....................        37,500        84,375
 Grand Premier Financial, Inc..........................         2,900        34,347
 *Greenbriar Corp......................................         4,700         9,694
 Greenbrier Companies, Inc.............................        13,100       121,994
 *Grey Wolf, Inc.......................................        21,000        43,312
 *Griffin Land & Nurseries, Inc. Class A...............         1,900        21,375
 *Griffon Corp.........................................        27,900       223,200
 Guarantee Life Companies, Inc.........................         8,300       164,444
 *Guaranty Federal Bancshares, Inc.....................         4,300        50,122
 *Guest Supply, Inc....................................         5,800        61,262
 Guilford Mills, Inc...................................        22,200       222,000
 *Gulf Island Fabrication, Inc.........................         9,500       103,016
 *Gulfmark Offshore, Inc...............................         6,800       110,925
 *Gundle/SLT Environmental, Inc........................        15,700        62,800
 *Gymboree Corp........................................         5,000        61,094
 *HCIA, Inc............................................        11,500        98,828
 HF Financial Corp.....................................         3,800        56,525
 HMN Financial, Inc....................................         5,000        63,125
 *HPSC, Inc............................................         3,600        33,975
 *HS Resources, Inc....................................        22,700       272,400
 Haggar Corp...........................................         7,000        88,812
 #Halifax Corp.........................................         2,000         8,000
 *Hallmark Capital Corp................................         2,200        26,125
 *Halter Marine Group, Inc.............................        31,700       233,787
 *Hampton Industries, Inc..............................         6,600        29,287
 Hancock Fabrics, Inc..................................         6,000        34,125
 *Handleman Co.........................................        12,000       141,750
 Harbor Florida Bancshares, Inc........................         8,500       101,734
 *Harding Lawson Associates Group, Inc.................         5,800        48,937
 Hardinge Brothers, Inc................................        11,400       198,431
 Harleysville Group, Inc...............................        26,800       519,250
 Harman International Industries, Inc..................        13,400       594,625
 Harnischfeger Industries, Inc.........................        63,000       452,812
 *Hartmarx Corp........................................        41,700       205,894
 *Harvey Entertainment Co..............................         4,300        27,412
 *Hastings Entertainment, Inc..........................         5,000        57,187
 *Hauser, Inc..........................................         9,000        22,219
 Haven Bancorp, Inc....................................         9,000       126,000
 *Hawaiian Airlines, Inc...............................        36,900       101,475
 *Hawker Pacific Aerospace.............................         6,000        16,125
 *Hawthorne Financial Corp.............................         4,500        71,016
 *Headway Corporate Resources, Inc.....................        11,600        53,287
 *Health Management Systems, Inc.......................        15,000        85,312
 *Health Risk Management, Inc..........................         4,100        42,281
 *Healthcare Services Group, Inc.......................        11,600       106,575
 Healthplan Services Corp..............................        21,900       194,362
 Heilig-Meyers Co......................................        57,850       401,334
 *Heist (C.H.) Corp....................................         1,100         7,287
 *Hello Direct, Inc....................................         2,300        26,091
 *Helmerich & Payne, Inc...............................        18,700       435,944
 Heritage Financial Corp...............................         7,500        61,641
 *Hexcel Corp..........................................        15,900       169,931
 *Hi-Tech Pharmacal, Inc...............................         4,200        17,587
 *High Plains Corp.....................................         4,800        10,050
 *Highlands Insurance Group, Inc.......................        12,200       130,387
 *Hirsch International Corp. Class A...................         8,100        17,972
 *Holiday RV Superstores, Inc..........................           500         1,797

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Holly Corp............................................         3,300  $     42,075
 *Hollywood Park, Inc..................................        22,700       327,731
 *Hologic, Inc.........................................        12,500        95,312
 *Home Products International, Inc.....................         7,300        61,366
 *#Homebase, Inc.......................................        36,300       206,456
 *Homestead Village, Inc...............................        36,700       107,806
 Horizon Financial Corp................................         6,800        93,712
 *Hospitality Worldwide Services, Inc..................         9,500        33,250
 *Houston Exploration Co...............................        24,500       460,906
 *Hovnanian Enterprises, Inc. Class A..................        16,800       136,500
 *Hub Group, Inc. Class A..............................         6,300       175,219
 Hughes Supply, Inc....................................        23,100       622,256
 Hunt (J.B.) Transport Services, Inc...................        25,000       423,437
 Hunt Corp.............................................        15,100       151,944
 Huntco, Inc. Class A..................................         6,300        18,112
 *Hurco Companies, Inc.................................         6,600        42,487
 *Hypercom Corp........................................        33,600       237,300
 *Hyseq, Inc...........................................        10,500        34,781
 *ICT Group, Inc.......................................        10,400        53,625
 *IDT Corp.............................................        12,000       265,125
 *IEC Electronics Corp.................................         9,000        32,625
 *IFR Systems, Inc.....................................         9,800        38,587
 *II-VI, Inc...........................................         8,200        74,056
 IMCO Recycling, Inc...................................        14,200       237,850
 *IRI International Corp...............................        12,500        62,500
 ISB Financial Corp. LA................................         7,000       149,187
 *ITEQ, Inc............................................        25,200        52,762
 *ITLA Capital Corp....................................         6,700       108,037
 *IVI Checkmate Corp...................................        10,000        29,531
 *Ikos Systems, Inc....................................         3,600        31,275
 *Imation Corp.........................................        50,300     1,182,050
 *Imperial Credit Industries, Inc......................        36,300       301,744
 Imperial Sugar Co.....................................        21,500       130,344
 *In Focus Systems, Inc................................        15,400       162,181
 *Inacom Corp..........................................        17,340       191,824
 *Industrial Distribution Group, Inc...................        10,100        68,175
 *Information Management Associates, Inc...............        12,000        39,750
 *Information Resources, Inc...........................        26,800       228,637
 Ingles Market, Inc. Class A...........................        10,900       131,822
 *Inprise Corp.........................................        10,000        36,250
 *Input/Output, Inc....................................        48,300       410,550
 *Inso Corp............................................        13,900        94,911
 Insteel Industries, Inc...............................        10,000        86,250
 *Insurance Auto Auctions, Inc.........................        13,500       175,500
 *Integrated Device Technology, Inc....................        26,400       208,725
 *Integrated Measurement System, Inc...................         8,900        99,012
 *Integrated Orthopedics, Inc..........................         2,500         2,812
 *Integrated Silicon Solution, Inc.....................        18,600        49,406
 Interface, Inc. Class A...............................        48,800       381,250
 *Intergraph Corp......................................        59,500       474,141
 *Interim Services, Inc................................        35,300       769,981
 *Intermagnetics General Corp..........................        11,800        92,187
 International Aluminum Corp...........................         1,700        47,387
 International Multifoods Corp.........................         1,900        41,800
 *International Rectifier Corp.........................        78,000       848,250
 International Shipholding Corp........................         6,400        89,200
 *International Speciality Products, Inc...............           200         1,875
 *International Total Services, Inc....................         5,500        20,969
 *Interphase Corp......................................         5,900        84,812
 Interpool, Inc........................................        14,900       187,181
 *Intertan, Inc........................................        15,200       234,650
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Ionics, Inc..........................................        13,400  $    419,587
 *Iridex Corp..........................................         6,200        26,350
 Isco, Inc.............................................         4,500        25,312
 *Isle of Capri Casinos, Inc...........................        23,700       167,011
 *Isolyser Co., Inc....................................         8,300        29,439
 *#Itron, Inc..........................................        14,400       119,250
 *J. Alexander's Corp..................................         5,200        21,450
 *JDA Software Group, Inc..............................        17,100       152,831
 *JLK Direct Distribution, Inc. Class A................         5,000        55,000
 JSB Financial, Inc....................................         9,200       471,500
 *Jackpot Enterprises, Inc.............................         7,800        64,837
 Jacksonville Bancorp, Inc.............................         2,200        34,925
 *Jaco Electronics, Inc................................         3,400        12,962
 *Jacobson Stores, Inc.................................         6,900        50,887
 *Jan Bell Marketing, Inc..............................        27,100        82,994
 *Jason, Inc...........................................        16,200       136,687
 *Jean Philippe Fragrances, Inc........................         7,800        63,862
 *Jevic Transportation, Inc............................         5,100        52,116
 *Johnson Worldwide Associates, Inc. Class A...........         8,200        73,287
 *Johnston Industries, Inc.............................        12,800        28,800
 *Johnstown American Industries, Inc...................        10,000       156,875
 *Jos. A. Bank Clothiers, Inc..........................         4,400        31,556
 *#Just for Feet, Inc..................................        32,100       243,759
 Justin Industries, Inc................................        27,300       362,578
 K2, Inc...............................................        16,800       166,950
 *KBK Capital Corp.....................................         3,800        24,700
 KCS Energy, Inc.......................................        26,100        14,681
 *KLLM Transport Services, Inc.........................         5,100        34,425
 *KVH Industries, Inc..................................         2,900         7,069
 *Kaiser Aluminum Corp.................................        74,150       648,812
 *Kaiser Ventures, Inc.................................         9,300       130,200
 Kaman Corp. Class A...................................        20,600       274,237
 *Kasper A.S.L., Ltd...................................         4,800        27,900
 Katy Industries, Inc..................................         7,700       126,569
 Kellwood Co...........................................        20,300       482,125
 *Kemet Corp...........................................        40,700       653,744
 Kennametal, Inc.......................................        20,400       580,125
 *Kent Electronics Corp................................        24,600       321,337
 Kentek Information Systems, Inc.......................           800         6,175
 Kentucky First Bancorp, Inc...........................           400         4,800
 *Kevco, Inc...........................................         3,700        23,125
 Kewaunee Scientific Corp..............................         2,500        24,062
 *Key Energy Group, Inc................................        17,900        57,056
 *Key Production Co., Inc..............................        11,400        96,900
 *Key Technology, Inc..................................         2,900        25,012
 *Key Tronic Corp......................................        11,500        61,453
 *Keystone Consolidated Industries, Inc................         9,600        70,200
 *Kinark Corp..........................................         6,200        13,950
 *Kinnard Investment, Inc..............................         5,200        21,044
 *Kitty Hawk, Inc......................................        16,400       129,663
 Klamath First Bancorp, Inc............................         8,700       136,481
 *Komag, Inc...........................................        11,000        41,594
 *Kulicke & Soffa Industries, Inc......................         4,400        92,675
 LNR Property Corp.....................................        27,400       548,000
 LTV Corp..............................................       117,200       717,850
 *LTX Corp.............................................        15,300       136,744
 *Ladd Furniture, Inc..................................         7,300       149,650
 *Lai Worldwide, Inc...................................         7,400        43,938
 *Lam Research Corp....................................        12,200       338,169
 *Lamson & Sessions Co.................................        16,100        94,588

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Lancer Corp..........................................         5,500  $     42,969
 Landamerica Financial Group, Inc......................        12,800       367,200
 *Landrys Seafood Restaurants, Inc.....................        32,100       296,925
 *Layne Christensen Co.................................        10,600        70,888
 *Lazare Kaplan International, Inc.....................         7,700        73,150
 *Leapnet, Inc.........................................        11,900        29,378
 *#Leasing Solutions, Inc..............................         6,500         6,906
 *Lechters, Inc........................................        16,600        38,388
 Liberty Corp..........................................        11,500       594,406
 Life USA Holdings, Inc................................        22,700       453,291
 Lillian Vernon Corp...................................         8,300       106,863
 Lindberg Corp.........................................         6,900        81,075
 *Loews Cineplex Entertainment Corp....................        26,900       257,231
 *#Logic Devices, Inc..................................         5,300        18,384
 *Lone Star Steakhouse Saloon..........................        38,200       387,969
 *Lone Star Technologies, Inc..........................        20,200       314,363
 Longview Fibre Co.....................................        59,900       812,394
 *Louis Dreyfus Natural Gas Corp.......................        36,500       711,750
 Lufkin Industries, Inc................................         6,800       114,113
 *Lumisy, Inc..........................................         3,000        11,625
 *Lunar Corp...........................................         9,200        76,188
 *Lydall, Inc. DE......................................        18,700       225,569
 *Lynch Corp...........................................           400        31,100
 M.A. Hanna Co.........................................        47,300       697,675
 M/A/R/C, Inc..........................................         2,000        29,938
 MDC Holdings, Inc.....................................        13,900       274,525
 *MEMC Electronic Materials, Inc.......................        38,000       313,500
 #MFB Corp.............................................         1,400        30,013
 *MFRI, Inc............................................         3,900        17,672
 MI Schottenstein Homes, Inc...........................         8,100       156,938
 MMI Companies, Inc....................................        19,500       336,375
 *MRV Communications, Inc..............................        23,300       272,319
 *MS Carriers, Inc.....................................         8,900       283,131
 *Magellan Health Services, Inc........................        14,500       116,906
 *Magnetek, Inc........................................        29,700       300,713
 *Magnum Hunter Resources, Inc.........................        21,100        76,488
 *Main Street & Main, Inc..............................         9,300        33,131
 *Mallon Resources Corp................................         1,500        13,125
 *Manchester Equipment Co., Inc........................         7,500        24,375
 *Manugistic Group, Inc................................        16,000       144,500
 Marcus Corp...........................................        16,700       209,794
 *Marine Drilling Companies, Inc.......................        27,000       388,125
 *Marine Transport Corp................................         4,000        17,125
 Maritrans, Inc........................................        14,400        82,800
 Mark IV Industries, Inc...............................        39,900       738,150
 *Marlton Technologies, Inc............................         6,800        31,875
 Marsh Supermarkets, Inc. Class A......................         3,100        46,113
 Marsh Supermarkets, Inc. Class B......................         4,400        55,000
 *Marshall Industries..................................        16,000       282,000
 Massbank Corp. Reading, MA............................         3,300       123,750
 *Material Sciences Corp...............................        25,100       279,238
 *Matlack Systems, Inc.................................        10,500        54,469
 *Matrix Pharmaceutical, Inc...........................        19,700        92,652
 *Matrix Service Co....................................        11,500        45,281
 *Maverick Tube Corp...................................        13,900       180,266
 *Max & Ermas Restaurants, Inc.........................         1,400        10,150
 *Maxco, Inc...........................................         2,700        18,056
 *Maxicare Health Plans, Inc...........................         4,900        24,347
 *Maxim Group, Inc.....................................        10,300        92,700
 *Maxxam, Inc..........................................         6,400       392,000
 *Maxxim Medical, Inc..................................        12,400       196,850
 *Maynard Oil Co.......................................         5,800        56,550
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *McNaughton Apparel Group, Inc........................         7,200  $     43,650
 *McWhorter Technologies, Inc..........................        11,000       152,625
 *#Meadow Valley Corp..................................         2,400        11,100
 Meadowbrook Insurance Group, Inc......................        10,200       137,700
 *Medaphis Corp........................................        19,800        98,381
 Medford Bancorp, Inc..................................        12,400       204,600
 *Media 100, Inc.......................................         7,500        50,391
 *Medical Action Industries, Inc.......................         1,200         3,563
 *Medical Alliance, Inc................................         6,700        18,006
 *#Medical Resources, Inc..............................         7,300        15,284
 *Medirisk, Inc........................................         5,700        58,959
 *Medstone International, Inc..........................         4,600        33,494
 Merchants Group, Inc..................................         2,200        48,125
 *Meridian Data, Inc...................................         8,300        62,769
 Meridian Insurance Group, Inc.........................         5,800        96,063
 *Meridian Medical Technology, Inc.....................         2,000        12,063
 *Meridian Resource Corp...............................        19,900       106,963
 *Merix Corp...........................................         5,700        34,200
 *#Metal Management, Inc...............................        36,100        66,559
 *Metals USA, Inc......................................        43,800       503,700
 *Metatec Corp. Class A................................         7,200        32,175
 *Metrocall, Inc.......................................        39,500       115,414
 *Metromedia International Group, Inc..................        34,000       282,625
 *Michael Anthony Jewelers, Inc........................         8,600        33,863
 Michael Foods, Inc....................................         1,400        32,813
 *Michaels Stores, Inc.................................        45,600     1,222,650
 *#Micrion Corp........................................         2,100        25,200
 *Micro Linear Corp....................................        13,600        49,088
 *Micro Warehouse, Inc.................................         6,200        96,294
 *Microcide Pharmaceuticals, Inc.......................        11,500        48,336
 *Microsemi Corp.......................................         7,500        72,891
 *Microtest, Inc.......................................         7,900        20,984
 *Microtouch Systems, Inc..............................         7,300       107,219
 *Middleby Corp........................................        12,500        60,547
 Midland Co............................................         3,700        90,650
 *Midway Airlines Corp.................................         5,000        51,563
 *Midwest Grain Products, Inc..........................         8,800        81,950
 Mikasa, Inc...........................................        15,300       170,213
 *Mikohn Gaming Corp...................................        12,700        48,419
 Milacron, Inc.........................................         1,200        25,575
 *Miller Industries, Inc...............................        52,200       251,213
 Mississippi Chemical Corp.............................        24,500       235,813
 *Mitcham Industries, Inc..............................         8,300        35,405
 Mitchell Energy & Development Corp. Class A...........        19,600       313,600
 Mitchell Energy & Development Corp. Class B...........        23,000       370,875
 Mobile America Corp...................................         6,700        25,753
 *Monarch Dental Corp..................................        11,100        39,891
 Monarch Machine Tool Co...............................         4,500        39,656
 *Monro Muffler Brake, Inc.............................         7,600        64,363
 Monterey Bay Bancorp, Inc.............................         2,900        42,050
 *Moore Medical Corp...................................         2,600        27,463
 Moore Products Co.....................................         2,000        46,750
 *Morgan Products, Ltd.................................        12,400        46,113
 *Mosaix, Inc..........................................        18,300       192,150
 *Motor Car Parts & Accessories, Inc...................         7,500        43,359
 *Motor Club of America................................           500         6,328
 *Movie Gallery, Inc...................................        16,100        99,116
 *Mutual Savings Bank FSB Bay City, MI.................         4,100        52,916
 *Mylex Corp...........................................        18,700        98,759

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *N & F Worldwide Corp.................................        12,800  $     99,200
 *NABI, Inc............................................        41,800       118,869
 NAC RE Corp...........................................        14,100       769,331
 NCH Corp..............................................         6,000       329,250
 *NCS Healthcare, Inc..................................        11,300       153,963
 NN Ball & Roller, Inc.................................         2,300        12,938
 *NPS Pharmaceuticals, Inc.............................         1,300         9,100
 *NS Group, Inc........................................        20,400       145,350
 Nacco Industries, Inc. Class A........................         7,200       537,300
 Nash Finch Co.........................................        11,400       106,163
 *Nashua Corp..........................................         6,000        68,250
 *Nastech Pharmaceutical Co., Inc......................         7,100        18,859
 *Nathans Famous, Inc..................................         4,400        16,638
 *National City Bancorp................................         9,000       180,000
 *National Discount Brokers Group, Inc.................         1,400        65,100
 *National Home Health Care Corp.......................         2,000         8,688
 National Presto Industries, Inc.......................         9,600       358,200
 *National Processing, Inc.............................         7,600        45,600
 *National Record Mart, Inc............................         3,000        22,594
 National Steel Corp. Class B..........................        21,200       161,650
 National Technical Systems, Inc.......................         2,000         9,000
 *National Techteam, Inc...............................        16,300        87,103
 *Natural Alternatives International, Inc..............         6,800        24,438
 *Natural Microsystems Corp............................         9,100        55,738
 *Natural Wonders, Inc.................................         7,200        26,775
 Nelson (Thomas), Inc..................................         6,600        64,763
 *Netmanage, Inc.......................................        49,500       130,711
 *Network Computing Devices, Inc.......................        12,900        61,275
 *Network Equipment Technologies, Inc..................        22,000       228,250
 *Neurocrine Biosciences, Inc..........................        15,500        84,281
 *New Brunswick Scientific Co., Inc....................         5,060        47,438
 *New Mexico & Arizona Land Co.........................         6,450        48,375
 *Newcor, Inc..........................................         3,900        18,525
 Newmil Bancorp, Inc...................................         3,000        30,188
 *Newpark Resources, Inc...............................        34,400       309,600
 *#Niagara Corp........................................         9,600        68,700
 *Nine West Group......................................        30,700       851,925
 *Nitinol Medical Technologies, Inc....................        10,200        31,875
 *Norstan, Inc.........................................         9,800       110,556
 North Central Bancshares, Inc.........................         3,500        62,344
 *North Face, Inc......................................        11,300       101,347
 Northeast Bancorp.....................................         2,200        23,100
 Northland Cranberries, Inc. Class A...................        17,300       156,241
 *Northwest Pipe Co....................................         6,400       110,000
 *Novacare, Inc........................................        31,200        66,300
 *Novametrix Medical Systems, Inc......................         2,500        10,781
 *Nu Horizons Electronics Corp.........................         8,900        55,069
 *Nuevo Energy Co......................................        20,900       318,725
 *Numerex Corp. Class A................................         9,400        34,956
 O'Sullivan Corp.......................................        14,700       130,463
 *O'Sullivan Industries Holdings, Inc..................        19,700       327,513
 *O.I. Corp............................................         4,000        19,125
 *ODS Networks, Inc....................................        14,800        50,875
 *OMNI Energy Services Corp............................        13,300        58,188
 *OSI Pharmaceutical, Inc..............................        15,600        85,800
 *OSI Systems, Inc.....................................         8,600        46,225
 *Oak Technology, Inc..................................        38,800       135,194
 Oakwood Homes Corp....................................        27,500       343,750
 *Objective Systems Integrators, Inc...................        39,000       111,516
 Ocean Financial Corp..................................        14,500       254,203
 *Oceaneering International, Inc.......................        19,000       293,313
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Ocwen Financial Corp.................................        56,200  $    488,238
 *Offshore Logistics, Inc..............................        20,800       234,650
 Oglebay Norton Co.....................................         3,800        92,863
 *Old Dominion Freight Lines, Inc......................         7,500        88,125
 *Olin Corp............................................        22,000       291,500
 Olsten Corp...........................................        62,800       557,350
 *Olympic Steel, Inc...................................        12,800        98,400
 *Omega Health System, Inc.............................         8,400        63,788
 *Omega Protein Corp...................................         7,000        42,875
 *On Command Corp......................................         3,100        43,303
 *One Price Clothing Stores, Inc.......................        10,900        44,792
 *Ontrack Data International, Inc......................         7,500        34,922
 *Onyx Acceptance Corp.................................         7,400        58,506
 *Opta Food Ingredients, Inc...........................        13,300        43,433
 *Opti, Inc............................................        11,100        70,416
 *Option Care, Inc.....................................         1,400         3,281
 *Orange Co., Inc......................................         9,900        50,738
 Oregon Steel Mills, Inc...............................        24,700       338,081
 Oregon Trail Financial Corp...........................         4,000        51,875
 Orion Capital Corp....................................        32,300       942,756
 *Oroamerica, Inc......................................         7,600        58,188
 *Ortel Corp...........................................         8,700        93,525
 *Orthologic Corp......................................        25,900        69,202
 Oshkosh Truck Corp. Class B...........................         1,000        39,563
 *Oshman's Sporting Goods, Inc.........................         5,300        13,913
 *Osmonics, Inc........................................        13,700       160,975
 *Outsource International, Inc.........................         9,000        40,359
 Owosso Corp...........................................         6,900        36,225
 Oxford Industries, Inc................................         6,600       183,150
 *P-Com, Inc...........................................        26,800       118,506
 *PAM Transportation Services, Inc.....................         5,200        47,125
 *PC Service Source, Inc...............................         5,000        19,063
 *PLM International, Inc...............................         9,800        58,800
 *PMR Corp.............................................         5,500        21,484
 *PPT Vision, Inc......................................         6,500        30,875
 PXRE Corp.............................................        12,000       223,500
 *Pameco Corp..........................................         5,000        39,063
 Pamrapo Bancorp, Inc..................................         3,900        89,944
 *Panera Bread CO......................................        12,300        86,100
 *Par Technology Corp..................................        10,400        67,600
 Park Electrochemical Corp.............................         4,500       107,719
 *Parker Drilling Co...................................        83,900       262,188
 *Park-Ohio Holdings Corp..............................        11,500       186,156
 *Parlex Corp..........................................         3,700        51,338
 *Parlux Fragrances, Inc...............................        13,400        27,219
 #Patina Oil & Gas Corp................................        16,800        86,100
 Patrick Industries, Inc...............................         5,700        74,100
 *Patterson Energy, Inc................................        29,200       242,269
 *Paul Harris Stores, Inc..............................        12,800        82,800
 Paula Financial, Inc..................................         5,500        47,266
 *#Paul-Son Gaming Corp................................         2,200        13,269
 *Paxson Communications Corp...........................        60,000       776,250
 *Paymentech, Inc......................................        22,800       571,425
 Peerless Manufacturing Co.............................         1,200        12,788
 Penford Corp..........................................         6,800        89,463
 Penn Virginia Corp....................................         8,300       160,813
 Penn-America Group, Inc...............................         8,500        93,500
 Pennfed Financial Services, Inc.......................         8,400       122,325
 *Pennzenergy Co.......................................        10,000       154,375
 *Pentacon, Inc........................................         5,000        24,688
 Peoples Bancor........................................        42,300       440,184
 #Pep Boys - Manny, Moe & Jack.........................        44,600       841,825

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Perceptron, Inc......................................         7,500  $     37,969
 *Perini Corp..........................................         4,800        24,000
 *Periphonics Corp.....................................         3,000        32,063
 *Perrigo Co...........................................        12,400       113,538
 *Personnel Group of America, Inc......................        29,200       332,150
 *Petco Animal Supplies, Inc...........................        29,000       408,719
 *Petrocorp, Inc.......................................         5,800        34,800
 *Petroleum Development Corp...........................        14,700        66,839
 *Phar-Mor, Inc........................................        17,000        81,281
 *Phillips (R.H.), Inc.................................         2,100         6,891
 Phillips-Van Heusen Corp..............................        30,400       266,000
 *Phoenix International, Ltd...........................         7,200        45,225
 Phoenix Investment Partners, Ltd......................         6,500        63,781
 *Phoenix Technologies, Ltd............................        14,800       160,950
 *Phycor, Inc..........................................        71,200       499,513
 *Phymatrix Corp.......................................        16,100        26,414
 *Physician Reliance Network, Inc......................        33,800       315,819
 Piccadilly Cafeterias, Inc............................         9,700       103,063
 *Pico Holdings, Inc...................................         6,860       138,915
 *Picturetel Corp......................................        29,900       264,428
 *Piercing Pagoda, Inc.................................         1,600        19,600
 Pillowtex Corp........................................        14,300       232,375
 Pioneer Natural Resources Co..........................        55,200       600,300
 Pioneer Standard Electronics, Inc.....................        31,600       309,088
 Pitt-Des Moines, Inc..................................         8,200       207,050
 Pittston Co. Burlington Group.........................        23,200       250,850
 *Planar Systems, Inc..................................        12,800       103,200
 *#Planet Hollywood, Inc...............................       131,000       114,625
 *Plasma-Therm, Inc....................................         8,200        25,113
 *Play By Play Toys and Novelties, Inc.................         7,000        36,750
 *Players International, Inc...........................        38,300       250,147
 Pocahontas Bancorp, Inc...............................         6,000        43,125
 *Polymedica Industries, Inc...........................         7,000        60,594
 *Polymer Group, Inc...................................        34,000       416,500
 *Pool Energy Services Co..............................        18,850       315,148
 Pope & Talbot, Inc....................................        16,100       161,000
 *Powerhouse Technologies, Inc.........................         1,100        20,316
 *Praegitzer Industries, Inc...........................         3,600        19,575
 *Precision Response, Corp.............................         9,500        55,813
 *Premiumwear, Inc.....................................         1,800        10,013
 Presidential Life Corp................................        36,700       673,216
 *Price Communications Corp............................        42,468       605,169
 *Pride International, Inc.............................        56,500       589,719
 *Primark Corp.........................................        19,200       519,600
 *Prime Hospitality Corp...............................        58,500       610,594
 *Prime Medical Services, Inc..........................        19,300       144,147
 *Printronix, Inc......................................         4,300        60,738
 *ProMedCo Management Company..........................        33,800       138,369
 *Protection One, Inc..................................        25,500       140,250
 *Protocol Systems, Inc................................        10,000        95,313
 *Provident Financial Holdings, Inc....................         5,200        96,688
 Pulaski Furniture Corp................................         2,300        48,013
 *Pulte Corp...........................................         9,000       214,313
 *QEP Co., Inc.........................................         2,000        15,250
 *QMS, Inc.............................................        12,800        56,800
 *Qad, Inc.............................................        10,100        35,034
 *Quaker Fabric Corp...................................        15,400        77,481
 *Quality Dining, Inc..................................        15,100        46,244
 *Quality Systems, Inc.................................         5,800        33,713
 Quanex Corp...........................................        13,800       360,525
 *Quest Diagnostics, Inc...............................        30,800       787,325
 Quipp, Inc............................................           900        12,375
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Quorum Health Group, Inc.............................         6,400  $     80,200
 *R & B, Inc...........................................         8,200        69,700
 *RCM Technologies, Inc................................         3,500        50,641
 *RDO Equipment Co. Class A............................         6,100        56,425
 RLI Corp..............................................         9,600       357,000
 *RMH Teleservices, Inc................................         1,800         5,344
 RPC, Inc..............................................        14,600       131,400
 *#RTI International Metals, Inc.......................        21,800       290,213
 *RTW, Inc.............................................         7,100        45,263
 *Radiance Medical Systems, Inc........................        11,100        31,219
 *Railtex, Inc.........................................        13,500       187,313
 *Rainforest Cafe, Inc.................................        23,300       125,966
 #Range Resources Corp.................................        47,900       230,519
 Raven Industries, Inc.................................         4,500        72,000
 *Raytel Med Corp......................................         7,400        38,156
 *Reading Entertainment, Inc...........................         5,900        46,647
 *#Recoton Corp........................................        18,300       182,714
 *Red Roof Inns, Inc...................................        32,700       588,600
 *Redhook Ale Brewery, Inc.............................         7,200        28,575
 *Refac Technology Development Corp....................         4,500        31,500
 *Reliability, Inc.....................................         7,100        29,066
 Reliance Bancorp, Inc.................................         9,800       274,094
 *Reliance Group Holdings, Inc.........................       100,000       993,750
 Reliance Steel and Aluminum Co........................        10,400       370,500
 *Remington Oil & Gas Corp.............................         1,200         4,988
 *Rental Service Corp..................................        15,600       372,450
 *#Reptron Electronics, Inc............................         6,700        27,847
 *Republic Bankshares, Inc.............................         9,800       188,038
 *Republic First Bancorp, Inc..........................         4,900        37,363
 *Research Partners International, Inc.................         6,300        23,428
 Resource America, Inc.................................        15,700       226,178
 Resource Bancshares Mortgage Group, Inc...............        29,100       302,822
 *Response Oncology, Inc...............................        14,400        46,350
 *Rex Stores Corp......................................         6,400       132,000
 Richardson Electronics, Ltd...........................         7,300        48,134
 *Riddell Sports, Inc..................................         8,000        24,000
 Riggs National Corp...................................        27,500       456,328
 Riverview Bancorp, Inc................................         5,100        60,881
 *Roadhouse Grill, Inc.................................        10,100        67,859
 Roadway Express, Inc..................................         5,200       100,425
 Roanoke Electric Steel Corp...........................         8,800       140,800
 *Robinson Nugent, Inc.................................         3,900        15,234
 *Robotic Vision Systems, Inc..........................        21,000        60,047
 *Rock Bottom Restaurants, Inc.........................        12,800       115,000
 *Rock of Ages Co......................................         3,700        39,544
 *Rockshox, Inc........................................        11,700        11,700
 Rock-Tenn Co. Class A.................................        26,300       397,788
 *Rocky Shoes & Boots, Inc.............................         5,000        33,594
 *Rofin-Sinar Technologies, Inc........................         8,600        70,681
 Rollins Truck Leasing Corp............................        56,500       614,438
 *Rottlund, Inc........................................         2,000        10,000
 Rouge Industries, Inc. Class A........................        14,300       125,125
 *Rowan Companies, Inc.................................        62,500     1,054,688
 *Royal Appliance Manufacturing Co.....................         2,000         9,000
 *Rural/Metro Corp.....................................        14,300       106,356
 Russ Berrie & Co., Inc................................         8,100       208,069
 Russell Corp..........................................        40,200       942,188
 Ryland Group, Inc.....................................        17,400       483,938
 *S&K Famous Brands, Inc...............................         6,000        57,938
 *S3, Inc..............................................         5,200        34,938
 SCPIE Holdings, Inc...................................        11,600       330,600

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *SED International Holdings, Inc......................         9,200  $     23,288
 *SEMX Corp............................................         5,800        17,581
 SJW Corp..............................................         2,500       163,750
 *SMC Corp.............................................         6,500        33,719
 *SOS Staffing Services, Inc...........................        11,500        69,719
 *SPR, Inc.............................................         1,500        10,078
 *STM Wireless, Inc. Class A...........................         8,400        22,575
 *Safety 1st, Inc......................................         5,700        30,281
 *Safety Components International, Inc.................         4,500        23,344
 *San Filippo (John B.) & Son, Inc.....................         6,500        22,547
 Sanderson Farms, Inc..................................         1,000        13,313
 *Santa Fe Snyder Corp.................................        61,400       521,900
 *Saucony, Inc. Class A................................         2,100        37,209
 *Saucony, Inc. Class B................................         3,000        50,813
 *Savoir Technology Group, Inc.........................         6,000        58,125
 *Scan-Optics, Inc.....................................         8,800        29,425
 *Scheid Vineyards, Inc................................         3,100        16,372
 *Schieb (Earl), Inc...................................         3,400        15,938
 *Schlotzskys, Inc.....................................         9,700       101,244
 Schnitzer Steel Industries, Inc. Class A..............         5,100        77,138
 *Schuler Homes, Inc...................................        24,100       174,725
 Schulman (A.), Inc....................................         2,600        43,388
 Scope Industries, Inc.................................           400        28,000
 Scotsman Industries, Inc..............................        10,600       217,963
 *Seacor Smit, Inc.....................................        14,000       694,750
 *Seattle Filmworks, Inc...............................        12,000        38,625
 *Segue Software, Inc..................................         8,000        50,750
 *Seibels Bruce Group, Inc.............................         8,700        42,413
 *Seitel, Inc..........................................        19,900       314,669
 Selas Corp. of America................................         6,300        37,013
 Selective Insurance Group, Inc........................        31,600       592,500
 *Semitool, Inc........................................        11,700        99,816
 *Sensormatic Electronics Corp.........................        67,600       904,150
 *Sequa Corp. Class A..................................         8,900       515,088
 *Sequent Computer Systems, Inc........................        42,800       559,075
 *Service Experts, Inc.................................        16,000       297,000
 *Shaw Group, Inc......................................        11,100       144,994
 Shelby Williams Industries, Inc.......................         2,000        32,750
 *#Sheldahl, Inc.......................................        10,400        62,725
 *Shells Seafood Restaurants, Inc......................         1,700         7,491
 *Shiloh Industries, Inc...............................        10,400       129,025
 *Sierra Health Services, Inc..........................         6,000        91,500
 Sifco Industries, Inc.................................         5,100        45,263
 *Sight Resource Corp..................................         7,100        27,734
 *Signature Eyewear, Inc...............................         2,500         9,688
 *Silicon Storage Technology, Inc......................        11,400        55,931
 *Silicon Valley Group, Inc............................        34,900       482,056
 *Silverleaf Resorts, Inc..............................         7,300        56,575
 *Simione Central Holdings, Inc........................         6,800        18,169
 *Simon Transportation Services, Inc...................         6,400        37,200
 Simpson Industries, Inc...............................        21,800       219,363
 *Simula, Inc..........................................         8,200        44,075
 *Sitel Corp...........................................        48,100       132,275
 *SkyePharma P.L.C. ADR................................           488         4,224
 Smart & Final Food, Inc...............................        21,500       205,594
 *Smartflex Systems, Inc...............................         6,000        25,875
 Smith (A.O.) Corp.....................................        12,600       307,125
 Smith (A.O.) Corp. Convertible Class A................         5,600       135,800
 *Softech, Inc.........................................         5,900        13,644
 *#Software Spectrum, Inc..............................         3,700        50,066
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Sola International, Inc..............................        24,700  $    412,181
 *Sound Advice, Inc....................................           900         2,798
 South Jersey Industries, Inc..........................        10,700       299,600
 *Southern Energy Homes, Inc...........................        12,500        57,813
 *Southwall Technologies, Inc..........................         7,000        22,203
 Southwestern Energy Co................................        23,900       225,556
 *Spacehab, Inc........................................         9,000        49,219
 *Spacelabs Medical, Inc...............................         8,700       135,394
 Spartan Motors, Inc...................................        15,000        86,719
 *Sparton Corp.........................................         9,300        57,544
 *Spectran Corp........................................         8,400        77,306
 *Spectrian Corp.......................................        11,200       141,400
 *Spectrum Control, Inc................................        10,000        61,875
 *SpeedFam-IPEC, Inc...................................        25,367       331,356
 *Speizman Industries, Inc.............................         2,600         8,450
 *Spiegel, Inc. Class A Non-Voting.....................         9,000        66,094
 *Sport Chalet, Inc....................................         2,600        15,275
 *Sport Supply Group, Inc..............................         1,000        10,500
 *#Sport-Haley, Inc....................................         3,700        16,072
 *Sports Authority, Inc................................        36,000       180,000
 *Sportsman's Guide, Inc...............................         3,000        15,047
 Springs Industries, Inc. Class A......................         9,500       376,438
 St. Mary Land & Exploration Co........................        10,400       206,050
 *Staffmark, Inc.......................................         8,200        89,431
 Standard Commercial Corp..............................        15,300        97,538
 *Standard Management Corp.............................         7,300        47,222
 *Standard Microsystems Corp...........................        18,600       145,313
 Standard Pacific Corp. DE.............................        33,300       437,063
 Standard Products Co..................................        19,800       441,788
 *Star Buffet, Inc.....................................         2,900        17,581
 Starrett (L.S.) Co. Class A...........................         6,700       182,156
 *#Starter Corp........................................        15,000        18,750
 Steel Technologies, Inc...............................        13,700       122,872
 Stephan Co............................................         4,000        19,500
 *Sterling Financial Corp. WA..........................         7,300       109,956
 Stewart & Stevenson Services, Inc.....................        24,800       275,125
 Stewart Information Services Corp.....................        12,200       237,138
 Stifel Financial Corp.................................         6,510        62,252
 Stone & Webster, Inc..................................        12,000       294,000
 *Strategic Distribution, Inc..........................        37,500        87,305
 *Stratus Properties, Inc..............................        12,100        56,719
 *Suburban Lodges of America, Inc......................        16,300       109,516
 *Success Bancshares, Inc..............................         2,400        26,100
 *Successories, Inc....................................        10,100        31,563
 *#Sun Healthcare Group, Inc...........................        10,000        11,250
 *#Sunbeam Corp........................................        56,300       397,619
 *Sunrise Medical, Inc.................................        19,500       162,094
 *Sunrise Resources, Inc...............................         7,000        28,656
 Superior Surgical Manufacturing Co., Inc..............         7,700       103,950
 *Suprema Specialties, Inc.............................         4,000        24,625
 *Supreme International Corp...........................         6,900        74,391
 *Surety Capital Corp..................................         3,700         5,550
 *Swift Energy Corp....................................        15,800       204,413
 *Swiss Army Brands, Inc...............................         9,400        77,844
 *Sybron Chemicals, Inc................................         2,200        42,763
 *Sylvan, Inc..........................................         4,600        52,325
 *Symmetricom, Inc.....................................        17,200       108,575
 *Symons International Group, Inc......................         8,900        42,553
 *Syms Corp............................................        18,400       146,050
 Synalloy Corp. DE.....................................         6,700        55,275
 *Synbiotics Corp......................................         8,200        31,263

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Synthetic Industries, Inc............................         6,900  $    155,034
 *TBC Corp.............................................        25,400       180,181
 *TCSI Corp............................................        21,400        55,841
 *TEAM America Corp....................................           500         2,359
 TF Financial Corp.....................................         1,100        22,550
 *#TII Industries, Inc.................................         6,400        11,600
 *TRC Companies, Inc...................................         6,600        33,413
 *TRM Copy Centers Corp................................         6,600        40,838
 Tab Products Co. DE...................................         6,100        39,650
 *Tandy Crafts, Inc....................................        14,600        49,275
 Team, Inc.............................................         4,800        16,200
 *Tech Data Corp.......................................        10,600       389,881
 *Tech-Sym Corp........................................         7,700       168,919
 *Tecumseh Products Co. Class B........................         1,000        59,938
 *Tegal Corp...........................................        12,700        44,053
 Tektronix, Inc........................................         9,700       224,919
 *Telcom Semiconductor, Inc............................         8,500        48,609
 Telxon Corp...........................................        16,000       167,500
 Terra Industries, Inc.................................        72,000       283,500
 *Tesoro Petroleum Corp................................        37,000       437,063
 *Tesseract Group, Inc.................................         8,500        28,953
 *Tetra Technologies, Inc..............................        16,200       137,700
 Texas Industries, Inc.................................        24,300       883,913
 *Thermedics, Inc......................................        21,300       183,713
 *#Thermo Bioanalysis Corp.............................        11,100       202,575
 *Thermo Ecotek Corp...................................         1,000        10,625
 *Thermo Optek Corp....................................         3,450        35,363
 *Thermo Sentron, Inc..................................         9,100       120,575
 *Thermo Terratech, Inc................................         7,800        44,850
 Thermoretec Corp......................................         5,200        21,450
 *Thermospectra Corp...................................         1,900        29,331
 *Thermotrex Corp......................................        15,700       128,544
 Thomaston Mills, Inc..................................         1,900         5,759
 *#Thorn Apple Valley, Inc.............................         6,000        10,125
 Titan International, Inc..............................        19,900       186,563
 #Titanium Metals Corp.................................        40,800       285,600
 *Today's Man, Inc.....................................         4,900         6,278
 *Todd Shipyards Corp..................................         9,100        48,913
 Toro Co...............................................         3,600       120,825
 *Total Entertainment Restaurant Corp..................         1,000         3,125
 *Tower Air, Inc.......................................        18,400        47,150
 *Trailer Bridge, Inc..................................         6,000        15,281
 *Trak Auto Corp.......................................         4,700        40,538
 *Transact Technologies, Inc...........................         5,500        25,094
 *Transcoastal Marine Services, Inc....................        10,200        44,306
 *Transfinancial Holdings, Inc.........................         4,700        21,150
 *Transmation, Inc.....................................         7,000        25,156
 *Transmedia Network, Inc..............................        11,100        41,625
 Transpro, Inc.........................................         5,000        26,563
 Transtechnology Corp..................................         8,400       163,800
 *Transworld Healthcare, Inc...........................        17,100        67,331
 *#Travel Ports of America, Inc........................         6,100        25,639
 Tremont Corp. DE......................................         6,000       117,000
 *Trend-Lines, Inc. Class A............................         7,100        16,419
 *Trex Medical Corp....................................        26,800       172,525
 *Trico Marine Services, Inc...........................        20,500       146,703
 *Trident Microsystems, Inc............................        12,600        85,838
 Trigen Energy Corp....................................         9,800       159,863
 Trion, Inc............................................         6,200        26,156
 *Tripos, Inc..........................................         2,500        19,688
 *Triumph Group........................................        10,700       327,688
 *#Trump Hotels & Casino Resorts, Inc..................        26,600       141,313
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Tuboscope Vetco International, Inc...................        40,700  $    544,363
 Twin Disc, Inc........................................         3,700        70,300
 *U.S. Office Products, Co.............................        34,800       181,069
 *U.S. Vision, Inc.....................................         3,100        15,452
 *US Xpress Enterprises, Inc. Class A..................        11,700       140,400
 *UTI Energy Corp......................................        14,400       207,000
 *Ugly Duckling Corp...................................        15,500       116,734
 *Ultimate Electronics, Inc............................         5,100        73,472
 *Ultrak, Inc..........................................        14,300        93,397
 *Ultralife Batteries, Inc.............................        10,900        49,391
 *Ultratech Stepper, Inc...............................        14,600       190,713
 *#Unapix Entertainment, Inc...........................         4,600        13,800
 Unico American Corp...................................         4,300        45,956
 Unifirst Corp.........................................        10,200       183,600
 *Unimark Group, Inc...................................        10,200        36,178
 *Uni-Marts, Inc.......................................         8,200        16,400
 *Union Acceptance Corp. Class A.......................         3,700        25,438
 *Unique Casual Restaurants, Inc.......................        11,000        43,313
 Unisource Worldwide, Inc..............................        60,200       707,350
 *Unit Corp............................................        28,500       169,219
 #United Companies Financial Corp......................        25,800         2,838
 United Industrial Corp................................        14,700       169,050
 *#United Retail Group, Inc............................        12,700       183,356
 *United States Energy Corp............................         4,600        17,969
 *United States Home Corp..............................        16,000       552,000
 United Wisconsin Services, Inc........................        12,700        87,313
 *Universal American Financial Corp....................         6,600        23,100
 *Universal Stainless & Alloy Products, Inc............         4,900        29,400
 *Uno Restaurant Corp..................................         8,200        64,063
 *Unova, Inc...........................................        81,000     1,174,500
 *Urocor, Inc..........................................        13,500        74,250
 *Urologix, Inc........................................        14,900        45,166
 *Utilx Corp...........................................         6,900        22,425
 *VLSI Technology, Inc.................................        40,600       848,794
 *VTEL Corp............................................        27,500       135,781
 *VWR Scientific Products Corp.........................        17,800       508,413
 Valero Energy Corp....................................        90,000     1,805,625
 *Value City Department Stores, Inc....................        23,200       221,850
 *Valuevision International, Inc. Class A..............        15,900       242,475
 *Vans, Inc............................................        12,100       131,588
 *#Vari L Co., Inc.....................................         6,500        49,156
 *Variflex, Inc........................................         4,800        23,100
 *Venator Group, Inc...................................       105,700     1,156,094
 *Verilink Corp........................................        13,800        45,281
 *Veritas DGC, Inc.....................................        21,500       392,375
 *Vertex Communications Corp...........................         4,700        69,619
 Vesta Insurance Group, Inc............................        15,500        78,469
 *Vestcom Int'l, Inc...................................        10,600        61,613
 *Veterinary Centers of America, Inc...................         9,500       132,406
 *Viasoft, Inc.........................................        16,900        66,016
 *#Vicon Industries, Inc...............................         3,500        32,156
 *Vicorp Restaurants, Inc..............................         7,700       126,088
 *Video Display Corp...................................         3,700        17,459
 Vintage Petroleum, Inc................................        65,800       740,250
 *Vishay Intertechnology, Inc..........................        39,700       826,256
 *Vivid Technologies, Inc..............................         9,500        28,797
 *Volt Information Sciences, Inc.......................         2,500        43,125
 Vulcan International Corp.............................           400        14,800
 WFS Financial, Inc....................................        20,400       239,700
 *WHX Corp.............................................        16,500       123,750
 *WLR Foods, Inc.......................................        17,100       130,922

THE TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *WPI Group, Inc.......................................         7,200  $     28,350
 Wabash National Corp..................................        20,300       386,969
 #Wackenhut Corp. Class A..............................         2,800        64,400
 Wackenhut Corp. Class B Non-Voting....................         2,600        49,888
 *Walker Interactive Systems, Inc......................        17,400        59,269
 *Wall Data, Inc.......................................         7,500        75,703
 *Warrantech Corp......................................        21,500        72,898
 *Washington Homes, Inc................................         9,400        74,025
 Washington Savings Bank FSB Waldorf, MD...............         1,600         6,400
 *Waterlink, Inc.......................................        14,600        59,313
 Watkins-Johnson Co....................................         6,700       165,825
 Watts Industries, Inc. Class A........................        23,200       392,950
 Webb (Del) Corp.......................................        16,600       373,500
 *Webco Industries, Inc................................         2,800        15,050
 *Weirton Steel Corp...................................        12,500        29,688
 Wellman, Inc..........................................        35,100       478,238
 *West Marine, Inc.....................................        13,500       172,969
 Westcorp, Inc.........................................        30,200       281,238
 Westerfed Financial Corp..............................         5,400        90,956
 Western Ohio Financial Corp...........................         1,600        41,000
 *Weston (Roy F.), Inc. Class A........................         6,900        20,484
 *Williams Clayton Energy, Inc.........................         8,300        54,209
 *Wilshire Oil Co. of Texas............................        11,000        45,375
 *Windmere Corp........................................        34,400       451,500
 Wiser Oil Co..........................................        10,200        33,150
 Wolohan Lumber Co.....................................         5,600        69,650
 *Wolverine Tube, Inc..................................        16,800       400,050
 Wolverine World Wide, Inc.............................         6,500        87,750
 *Woodward Governor Co.................................         2,900        72,409
 *Workgroup Technology Corp............................         8,000        14,750
 *World Color Press, Inc...............................        23,000       586,500
 World Fuel Services Corp..............................         7,700        99,619
 *Worldtex, Inc........................................        17,100        45,956
 *Wyman-Gordon Co......................................        15,700       303,206
 *Xetel Corp...........................................         8,800        24,750
 *Xtra Corp............................................        15,900       707,550
 Yankee Energy Systems, Inc............................        11,480       362,338
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Yellow Corp..........................................        26,600  $    452,200
 York Financial Corp...................................         9,900       150,975
 *York Research Corp...................................         5,900        37,059
 *Zaring National Corp.................................         1,800        15,075
 *Zemex Corp...........................................        10,200        63,750
 Zenith National Insurance Corp........................        19,900       452,725
 *Zing Technologies, Inc...............................         2,000        16,375
 *#Zoltek Companies, Inc...............................        15,900       123,722
 *Zygo Corp............................................         8,100        64,294
 *Zymetx, Inc..........................................         1,600         3,300
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $185,958,254)..................................                 205,315,849
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Skyepharma P.L.C. Contingent Payment Rights
   (Cost $0)...........................................         4,600             0
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (5.0%)
Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
  06/01/99 (Collateralized by U.S. Treasury Notes
  6.25%, 01/31/02, valued at $11,393,394) to be
  repurchased at $10,763,499.
      (Cost $10,758,000)...............................  $     10,758    10,758,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $196,716,254)++................................                $216,073,849
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                            SCHEDULES OF INVESTMENTS

                         THE U.S. 6-10 VALUE PORTFOLIO

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                                                               SHARES            VALUE+
                                                                                           --------------  ------------------
Investment in The U.S. 6-10 Value Series of The DFA Investment Trust Company.............     153,814,482  $    2,628,689,491
                                                                                                           ------------------
    Total Investments (100%) (Cost $2,303,810,910) ++....................................                  $    2,628,689,491
                                                                                                           ------------------
                                                                                                           ------------------

--------------
++The cost for federal income tax purposes is $2,355,335,716.

                     THE U.S. 6-10 SMALL COMPANY PORTFOLIO

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                                                               SHARES           VALUE+
                                                                                           --------------  ----------------
Investment in The U.S. 6-10 Small Company Series of The DFA Investment Trust Company.....      31,095,857  $    352,005,103
                                                                                                           ----------------
    Total Investments (100%) (Cost $298,540,339) ++......................................                  $    352,005,103
                                                                                                           ----------------
                                                                                                           ----------------

--------------
++The cost for federal income tax purposes is $310,782,416.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

               THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (99.1%)
 *1-800 CONTACTS, Inc..................................          100   $      2,219
 *3-D Systems Corp.....................................          400          2,262
 *3D0 Co...............................................        1,800          9,394
 *3Dfx Interactive, Inc................................          600         11,587
 *4Front Software International, Inc...................          700          7,044
 *#7Th Level, Inc......................................        2,100         12,403
 *#800-Jr Cigar, Inc...................................          500          4,578
 *8X8, Inc.............................................        1,200          5,587
 *AAON, Inc............................................          600          6,356
 AAR Corp..............................................        2,700         53,325
 ABC Bancorp...........................................          700          9,800
 *ABC Rail Products Corp...............................          600          8,756
 ABM Industries, Inc...................................        2,100         57,356
 *#ABR Information Services, Inc.......................        1,900         48,034
 *ACT Manufacturing, Inc...............................          600          8,512
 *ACT Networks, Inc....................................          600         12,112
 *ACX Technologies, Inc................................        2,800         34,825
 *ADE Corp.............................................        1,300         12,634
 *AEP Industries, Inc..................................          500         18,906
 *AFC Cable Systems, Inc...............................          800         27,450
 *AG Services America, Inc.............................          500          8,875
 *AMC Entertainment, Inc...............................          900         15,300
 *AMX Corp.............................................          500          5,328
 *APAC Teleservices, Inc...............................        3,200         11,900
 *ARIS Corp............................................        1,100          9,453
 *ARV Assisted Living, Inc.............................          500          1,937
 *ATMI, Inc............................................        2,200         48,262
 *ATS Medical, Inc.....................................        1,800         13,837
 *AVT Corporation......................................        1,300         43,469
 #Aames Financial Corp.................................        1,200          1,725
 *Aavid Thermal Technologies, Inc......................          600         12,000
 *Abacus Direct Corp...................................          600         43,969
 *Abiomed, Inc.........................................          600          9,637
 *#Acacia Research Corp................................          700          3,566
 *Accel International Corp.............................          500          1,016
 *Accelr8 Technology Corp..............................          500          1,359
 *Acceptance Insurance Companies, Inc..................          600          9,412
 *Acclaim Entertainment, Inc...........................        5,400         34,847
 *Ace Cash Express, Inc................................          500          7,375
 *Ace Comm Corp........................................          600          2,306
 Aceto Corp............................................          400          4,700
 Ackerley Group, Inc...................................        2,100         39,637
 *Acme Electric Corp...................................          500          2,719
 *Acorn Products, Inc..................................          400          2,125
 *Actel Corp...........................................        2,100         27,037
 *#Action Performance Companies, Inc...................        1,100         41,869
 *Active Voice Corp....................................          300          4,125
 *Activision, Inc......................................        2,200         29,494
 *#Actrade International, Ltd..........................          600          7,856
 *Acuson Corp..........................................        2,700         41,850
 *Adac Laboratories....................................        2,000         15,937
 *#Adam Software, Inc..................................          300          4,912
 *Adaptive Broadband Corp..............................        1,500         23,719
 *Adept Technology, Inc................................          600          4,369
 *Adflex Solutions, Inc................................          600          1,369

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Administaff, Inc.....................................          900   $     14,400
 *Advance Lighting Technologies, Inc...................        1,300          9,323
 *Advance Paradigm, Inc................................          700         33,819
 *Advanced Communications Group, Inc...................        2,000         20,125
 *Advanced Communications Systems, Inc.................          400          4,850
 *Advanced Digital Information Corp....................        1,000         27,094
 *Advanced Energy Industries, Inc......................        1,700         42,181
 *Advanced Fibre Communications........................        4,600         47,869
 *#Advanced Health Corp................................          700          3,205
 *Advanced Magnetics, Inc..............................          400          1,550
 Advanced Marketing Services, Inc......................          500          7,844
 *Advanced Neuromodulation Systems, Inc................          500          3,406
 *Advanced Polymer Systems, Inc........................        2,000         10,062
 *Advanced Radio Telecom Corp..........................        2,700         30,375
 *Advanced Technical Products, Inc.....................          100          1,325
 *#Advanced Tissue Sciences, Inc.......................        4,100         15,759
 #Advanta Corp. Class A................................          700         12,141
 Advanta Corp. Class B Non-Voting......................        1,500         21,047
 *Advantage Learning Systems, Inc......................          300          6,637
 *Advantica Restaurant Group, Inc......................        4,300         19,820
 *Advent Software, Inc.................................          500         34,844
 Advest Group, Inc.....................................          600         12,525
 *Advo, Inc............................................        2,200         43,587
 *#Aerial Communications, Inc..........................        3,200         35,000
 *Aeroflex, Inc........................................        1,800         26,212
 *Aetrium, Inc.........................................          600          4,669
 *Affinity Technology Group, Inc.......................        1,500          2,695
 *Affymetrix, Inc......................................        1,500         52,594
 *Aftermarket Technology Corp..........................        1,400         15,312
 *Ag-Chem Equipment Co., Inc...........................          600          6,825
 Agco Corp.............................................        3,900         45,337
 *#Agribiotech, Inc....................................        4,200         26,972
 *Agribrands International, Inc........................          500         17,469
 Air Express International Corp........................        2,200         55,275
 *Airgas, Inc..........................................        4,600         52,612
 *Airnet Systems, Inc..................................          800          8,450
 *Airtran Holdings, Inc................................        6,500         30,672
 *Akorn, Inc...........................................        1,400          6,519
 *Aksys, Ltd...........................................        1,500          7,383
 Alabama National Bancorporation.......................          700         16,866
 Alamo Group, Inc......................................        1,000          9,187
 *Alaris Medical, Inc..................................        5,900         29,223
 *Albany International Corp. Class A...................        1,300         30,469
 *Aldila, Inc..........................................          600          1,181
 *Alexion Pharmaceuticals, Inc.........................          700          6,737
 *#Algos Pharmaceutical Corp...........................        1,700         37,719
 Alico, Inc............................................          500          8,062
 *Align-Rite International, Inc........................          200          2,600
 *Alkermes, Inc........................................        2,500         61,562
 *Allen Telecom, Inc...................................        1,800         18,787
 Alliance Bancorp......................................        1,100         26,847
 *Alliance Gaming Corp.................................          600          2,419
 *Alliance Pharmaceuticals Corp........................        3,300          9,694
 *Alliance Semiconductor Corp..........................        4,100         19,603

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Allied Products Corp..................................          500   $      2,594
 *Allied Research Corp.................................          500          3,531
 *Allou Health & Beauty Care, Inc. Class A.............          500          3,531
 *Alpha Industries, Inc................................        1,050         36,586
 *Alpha Microsystems, Inc..............................        1,200          9,037
 *Alphanet Solutions, Inc..............................          400          1,587
 *Alpine Group, Inc....................................        1,600         25,800
 *Alternative Resources Corp...........................        1,000          7,656
 *#Alterra Healthcare Corp.............................        2,200         26,950
 *Alydaar Software Corp................................        1,800          6,750
 *#Alyn Corp...........................................          700          1,586
 Ambanc Holding Co., Inc...............................          300          5,222
 *Ambassadors, Inc.....................................          500          7,125
 Amcast Industrial Corp................................          600         10,087
 Amcol International Corp..............................        2,700         38,306
 Amcore Financial, Inc.................................        2,800         59,150
 *Amerco, Inc..........................................          900         22,275
 *America Services Group, Inc..........................          200          2,387
 American Business Products, Inc.......................        1,500         23,906
 *American Classic Voyages Co..........................        1,400         24,587
 *American Coin Merchandising, Inc.....................          600          4,312
 *American Freightways Corp............................        2,100         36,816
 *American Healthcorp, Inc.............................          500          4,094
 American Heritage Life Investment Corp................        1,800         41,850
 *American Homepatient, Inc............................          600          1,191
 *American Homestar Corp...............................        1,200          8,775
 *American Italian Pasta CO............................        1,100         30,250
 *#American Mobile Satellite Corp......................        1,300         18,403
 *American Oncology Resources, Inc.....................        3,300         33,516
 *American Pacific Corp................................          500          4,062
 *American Precision Industries, Inc...................          500          5,656
 *American Retirement Corp.............................        1,700         28,794
 *American Science & Engineering, Inc..................          500          4,562
 *American Software, Inc. Class A......................        1,800          5,231
 American States Water Company.........................          600         16,012
 *American Superconductor Corp.........................        1,500         19,031
 *American Wagering, Inc...............................          500          2,906
 American Woodmark Corp................................          500         18,687
 *Amerihost Properties, Inc............................          300          1,139
 *AmeriLink Corp.......................................          300          4,387
 *Ameripath, Inc.......................................        1,100          9,986
 *Ames Department Stores, Inc..........................        1,500         61,453
 Ametek, Inc...........................................          200          4,587
 *Ampex Corp. Class A..................................        5,000         22,187
 *Amphenol Corp........................................        1,200         45,150
 Amplicon, Inc.........................................          600          8,212
 *Amresco, Inc.........................................        4,800         32,700
 *Amtran, Inc..........................................        1,200         28,200
 *Anadigics, Inc.......................................        1,500         37,219
 Analogic Corp.........................................          500         16,297
 *Analogy, Inc.........................................          600          1,744
 Analysts International Corp...........................        1,500         23,906
 *#Analytical Surveys, Inc.............................          300          7,275
 Anchor Bancorp Wisconsin, Inc.........................        1,800         29,869
 Andersons, Inc........................................          700          9,056
 Andover Bancorp, Inc. DE..............................          300          8,887
 *Andrea Electronics Corp..............................        1,300          9,019
 *Anesta Corp..........................................          600         10,687
 *Anicom, Inc..........................................        2,500         23,047
 *Anika Therapeutics, Inc..............................          600          3,216
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Anixter International, Inc...........................        2,700   $     47,756
 *Ansoft Corp..........................................          700          5,512
 *Ansys, Inc...........................................        1,600         14,500
 *Antec Corp...........................................        2,300         67,347
 *Apex PC Solutions, Inc...............................        2,000         35,875
 *#Aphton Corp.........................................        1,100         12,512
 Apogee Enterprises, Inc...............................        2,800         33,687
 *Apple Orthodontix, Inc...............................          700          1,400
 Applebees International, Inc..........................        1,200         35,437
 *Applied Cellular Technology, Inc.....................        2,200          4,984
 *Applied Digital Access, Inc..........................          800          3,362
 *Applied Extrusion Technologies, Inc..................          700          5,337
 *Applied Graphics Technologies, Inc...................        2,200         23,856
 Applied Industrial Technologies, Inc..................        2,200         37,262
 *Applied Innovation, Inc..............................        1,000          3,906
 *#Applied Magnetics Corp..............................        4,200         12,600
 *Applied Microsystems Corp............................          700          2,133
 *Applied Science & Technology, Inc....................        1,100         15,709
 *Applied Signal Technologies, Inc.....................          500          4,500
 *Applix, Inc..........................................        1,100          5,981
 *Apria Healthcare Group, Inc..........................        2,200         45,375
 *Aquila Biopharmaceuticals, Inc.......................          500            953
 *Aradigm Corp.........................................          500          3,469
 *#Arcadia Financial, Ltd..............................        3,900         29,006
 Arch Coal, Inc........................................        3,300         48,262
 Arctic Cat, Inc.......................................        2,100         17,587
 *Ardent Software, Inc.................................        1,878         37,795
 Area Bancshares Corp..................................        1,700         41,384
 Argonaut Group, Inc...................................        2,400         64,350
 *Argosy Gaming Corp...................................        2,800         22,400
 *Arguss Holdings, Inc.................................          500          8,922
 *Ariel Corp...........................................        1,000          3,062
 *Ark Restaurants Corp.................................          200          2,025
 *Arkansas Best Corp...................................        2,000         17,875
 Arm Financial Group, Inc. Class A.....................        2,000         30,000
 *Armco, Inc...........................................        7,900         50,856
 *Armor Holdings, Inc..................................        1,700         17,744
 Arnold Industries, Inc................................        2,500         41,406
 *Aronex Pharmaceuticals, Inc..........................        2,200          9,831
 *Arqule, Inc..........................................        1,300          5,850
 Arrow Financial Corp..................................          300          8,025
 Arrow International, Inc..............................        1,100         28,084
 *Artecon, Inc.........................................        1,100          2,234
 *Artesyn Technologies, Inc............................        2,500         52,656
 *Arthrocare Corp......................................          600         11,850
 *Artisan Components, Inc..............................          900          6,553
 *Artisoft, Inc........................................        1,000          4,266
 *Artra Group, Inc.....................................          500          5,094
 *Asahi/America, Inc...................................          200          1,462
 Asarco, Inc...........................................        1,800         28,912
 *Ascent Entertainment Group, Inc......................        2,100         24,019
 *Ascent Pediatrics, Inc...............................          500          1,211
 *Asche Transportation Services, Inc...................          300          1,209
 *Ashworth, Inc........................................        1,100          5,397
 *Aspect Development, Inc..............................        3,100         43,981
 *Aspect Telecommunications Corp.......................        4,900         41,344
 *Aspen Technology, Inc................................        2,500         26,172
 *Assisted Living Concepts, Inc........................        1,000          2,937
 *Astea International, Inc.............................        1,000          2,969
 *Astec Industries, Inc................................        1,200         44,625
 Astro-Med, Inc........................................          500          3,312
 *Astronics Corp.......................................          300          2,662

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *AstroPower, Inc......................................          900   $     11,784
 *#Asymetrix Learning Systems, Inc.....................          500          2,062
 *Asyst Technologies, Inc..............................          700         13,737
 *Atlantic American Corp...............................        1,900          8,253
 *Atlantic Bank and Trust Co...........................          200          4,162
 *Atlantic Coast Airlines, Inc.........................        1,900         33,309
 *Atlantic Data Services, Inc..........................        1,000          3,984
 *Atrix Labs, Inc......................................          700          5,819
 *Atwood Oceanics, Inc.................................        1,400         40,600
 *Audiovox Corp. Class A...............................          500          4,344
 *Ault, Inc............................................          300          2,906
 *Aurora Biosciences Corp..............................        1,700          9,616
 *Auspex Systems, Inc..................................        2,600         28,356
 Authentic Fitness Corp................................        2,300         37,806
 Autocam Corp..........................................          400          4,675
 *Automobile Protection Corp...........................          800          8,225
 *Autote Corp. Class A.................................        1,800          4,612
 Avado Brands, Inc.....................................        3,400         30,866
 *Avant Corp...........................................        3,300         40,116
 *Avi Biopharma, Inc...................................        1,300          4,509
 *Aviall, Inc..........................................        1,800         28,237
 *Aviation Sales Co....................................        1,300         50,050
 *Avid Technology, Inc.................................        2,500         41,016
 *Avigen, Inc..........................................        1,000          6,187
 *Avondale Industries, Inc.............................          200          7,300
 *Avteam, Inc. Class A.................................        1,100          7,872
 *Aware, Inc...........................................        1,300         67,153
 *Axent Technologies, Inc..............................        2,500         31,016
 *Axys Pharmaceuticals, Inc............................        2,000          7,187
 *Aztar Corp...........................................        4,500         30,375
 BEI Technologies, Inc.................................          500          4,984
 BHA Group Holdings, Inc. Class A......................          500          4,875
 *BI, Inc..............................................          500          4,594
 BMC Industries, Inc...................................        2,700         27,169
 *BOK Financial Corp...................................        1,400         35,219
 BSB Bancorp, Inc......................................          300          7,631
 BT Financial Corp.....................................        1,300         34,937
 *BTG, Inc.............................................          500          3,594
 *Bacou USA, Inc.......................................        1,100         17,944
 Bairnco Corp..........................................          500          3,469
 Baker (J.), Inc.......................................          700          5,075
 *Balance Bar Co.......................................        1,000          5,656
 *Baldwin Technology, Inc. Class A.....................          600          2,175
 *Ballantyne Omaha, Inc................................          945          7,324
 *Bally Total Fitness Holding Corp.....................        2,300         58,794
 Bancfirst Ohio Corp...................................          500         12,344
 *BancTec, Inc.........................................        1,300         20,962
 Bandag, Inc...........................................          700         24,106
 Bandag, Inc...........................................          700         20,037
 *Bangor Hydro-Electric Co.............................          500          7,062
 Bank of Granite Corp..................................          600         14,287
 *Bank Plus Corp.......................................        1,900          9,916
 *Bank United Financial Corp. Class A..................        1,100          9,917
 BankAtlantic Bancorp, Inc. Class B....................        1,000          7,969
 BankNorth Group, Inc. DE..............................        1,500         40,078
 Banta Corp............................................        2,900         71,050
 *Banyan System, Inc...................................        2,000         22,125
 Barnes Group, Inc.....................................        2,000         46,125
 *Barnett, Inc.........................................        1,600         14,600
 *Barra, Inc...........................................        1,400         33,906
 *Barrett Business Services, Inc.......................          500          4,250
 *Barringer Technologies, Inc..........................          500          2,766
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Barry (R.G.) Corp....................................          600   $      4,837
 *Basin Exploration, Inc...............................        1,400         23,494
 Bassett Furniture Industries, Inc.....................        1,300         30,916
 Battle Mountain Gold Co...............................        8,300         20,231
 Bay View Capital Corp.................................        1,900         34,200
 *Bayou Steel Corp. Class A............................          700          2,537
 *Be Aerospace, Inc....................................        2,400         43,050
 Beauticontrol Cosmetics, Inc..........................          300          1,444
 *Beazer Homes USA, Inc................................          600         13,350
 *Belco Oil & Gas Corp.................................        2,600         20,637
 Belden, Inc...........................................        2,400         56,550
 *Bell Industries, Inc.................................          600          6,150
 *Bell Microproducts, Inc..............................          600          4,247
 *Bellwether Exploration Co............................        1,400          6,475
 *Ben & Jerry's Homemade, Inc. Class A.................          300          8,447
 *Benchmark Electronics, Inc...........................          800         24,000
 *Bentley Pharmaceuticals, Inc.........................          800          2,400
 *Benton Oil & Gas Co..................................        2,700          9,450
 *Bergen Brunswig Corp. Class A........................        1,595         35,090
 Berry Petroleum Corp. Class A.........................        1,400         19,950
 *Beverly Enterprises..................................        5,000         36,250
 *Big Flower Holdings, Inc.............................        2,000         62,250
 *Billing Information Concepts Corp....................        3,700         46,366
 Bindley Western Industries, Inc.......................        1,400         42,175
 *Bio Technology General Corp..........................        5,200         36,725
 *Bio Vascular, Inc....................................          600          1,659
 *Bioanalytical Systems, Inc...........................          300          1,200
 *Biocryst Pharmaceuticals, Inc........................        1,500         12,094
 *Bionx Implants, Inc..................................          500          2,297
 *Bio-Rad Laboratories, Inc. Class A...................          600         16,912
 *BioReliance Corp.....................................          500          3,328
 *Biosite Diagnostics, Inc.............................        1,300         12,959
 *Biosource International, Inc.........................          500          2,437
 *Biospecifics Technologies Corp.......................          500          1,594
 *#Biospherics, Inc....................................          600          4,622
 Birmingham Steel Corp.................................        3,000         15,375
 *Black Box Corp.......................................        1,100         50,256
 Black Hills Corp......................................          900         20,700
 Blair Corp............................................          600         10,312
 Blanch (E.W.) Holdings, Inc...........................          300         19,200
 Blimpie International.................................          900          2,362
 *Blonder Tongue Laboratories, Inc.....................          500          3,312
 *Bluegreen Corp.......................................        2,300         12,937
 *Boca Research, Inc...................................          600          5,316
 *Bolder Technologies Corp.............................          600          5,344
 *Bolle, Inc...........................................          400          1,162
 *Bolt Technology Corp.................................          500          3,187
 *Bombay Co., Inc......................................        1,500          9,187
 *Bon-Ton Stores, Inc..................................          800          5,100
 *#Books-a-Million, Inc................................        1,800         14,850
 *Borg-Warner Security Corp............................        2,400         39,150
 Boston Acoustics, Inc.................................          300          5,475
 *Boston Biomedical, Inc...............................          500          1,906
 Bowne & Co., Inc......................................        2,400         40,200
 *Boyd Gaming Corp.....................................        6,200         36,812
 Brady (W.H.) Co. Class A..............................        2,100         52,631
 *Brauns Fashions Corp.................................          300          3,319
 *#Breed Technologies, Inc.............................        3,700         12,256
 Brenton Banks, Inc....................................          880         15,125
 *Bridgeport Macs, Inc.................................          300          2,719
 *Bridgestreet Accomodations, Inc......................          500          1,750

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Brightpoint, Inc.....................................        5,300   $     30,061
 *Brilliant Digital Entertainment, Inc.................          600          4,050
 *Brite Voice Systems, Inc.............................        1,200         15,600
 Broad National Bancorporation.........................          200          4,837
 *#Broadband Technologies, Inc.........................          900          2,011
 *Broadway & Seymour, Inc..............................          600          3,469
 *Brookdale Living Communities.........................          800         11,275
 #Brooke Group, Ltd....................................        2,100         50,925
 Brookline Bancorp, Inc................................        2,900         33,894
 *Brooks Automation, Inc...............................          700         12,819
 *Brookstone, Inc......................................          500          7,516
 *Brooktrout Technology, Inc...........................          700         13,103
 *Brown & Sharpe Manufacturing Co. Class A.............          800          4,400
 *Brown (Tom), Inc.....................................        1,500         19,453
 Brown and Brown, Inc..................................        1,300         46,394
 Brown Shoe Company, Inc...............................        1,800         34,200
 *Brunswick Technologies, Inc..........................          500          3,047
 Brush Wellman, Inc....................................        1,600         27,100
 *Buckeye Technology, Inc..............................        1,800         29,362
 *Buckle, Inc..........................................        2,200         60,912
 *Budget Group, Inc....................................        3,400         45,475
 *Buffets, Inc.........................................        4,400         46,200
 *Building Materials Holding Corp......................        1,100         12,856
 *Bull Run Corp. GA....................................          900          3,628
 Burlington Coat Factory Warehouse Corp................        1,700         28,687
 *Burlington Industries, Inc...........................        5,800         56,912
 *Bush Boake Allen, Inc................................          800         23,050
 Bush Industries, Inc. Class A.........................          700         10,369
 *Butler International, Inc............................          500          9,984
 Butler Manufacturing Co...............................          400         11,250
 C & D Technologies, Inc...............................          800         21,850
 *C-COR Electronics, Inc...............................          500         11,922
 *C-Phone Corp.........................................          500          1,102
 *C.P. Clare Corp......................................          600          2,194
 *C3, Inc..............................................          500          7,656
 *CB Richard Ellis Services, Inc.......................        1,400         27,125
 CCBT Bancorp, Inc.....................................          900         14,737
 *CCC Information Services Group, Inc..................        1,500         18,797
 *CD Radio, Inc........................................        2,300         51,750
 *CDI Corp.............................................        1,900         61,512
 *#CDNOW/N2K, Inc......................................        3,000         53,719
 *CEM Corp.............................................          200          1,581
 *CFI Proservices, Inc.................................          300          3,806
 *CFM Technologies, Inc................................          300          2,737
 CFSB Bancorp, Inc.....................................          550         13,887
 CFW Communications Co.................................        1,300         32,053
 *CHS Electronics, Inc.................................        2,800         12,425
 *CMC Industries, Inc..................................          500          3,234
 CMP Media Group, Inc..................................        1,300         26,325
 *CMP Media, Inc. Class A..............................          500         19,453
 CNA Surety Corp.......................................        1,800         26,100
 *CNS Income...........................................        1,100          3,678
 CPAC, Inc.............................................          300          2,316
 CPI Corp..............................................          600         18,900
 *CSS Industries, Inc..................................        1,000         27,000
 *CTC Communications Corp. Class 1.....................          700         14,306
 CTG Resources, Inc....................................          600         15,337
 CTS Corp..............................................          100          5,600
 *CUNO, Inc............................................        1,100         20,281
 CVB Financial Corp....................................        1,700         39,844
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Cable Design Techologies Corp........................        2,800   $     39,550
 Cabot Oil & Gas Corp. Class A.........................        1,600         28,600
 *Caci International, Inc. Class A.....................          700         12,994
 *Cadiz, Inc...........................................        3,400         34,637
 Cadmus Communications Corp............................          500          6,406
 *Caere Corp...........................................        1,200         14,250
 Calgon Carbon Corp....................................        3,900         22,181
 *California Amplifier, Inc............................        1,200          5,025
 *California Coastal Comm, Inc.........................          700          4,484
 *California Micro Devices Corp........................          600          1,331
 California Water Service Group........................          500         13,000
 *Callon Petroleum Co..................................          500          5,375
 Cal-Maine Foods, Inc..................................          800          4,350
 Cambrex Corp..........................................        1,000         22,500
 *Cambridge Heart, Inc.................................          700          4,659
 *Cameron Ashley Building Products, Inc................          900         10,800
 Cameron Financial Corp................................          100          1,325
 *Candela Laser Corp...................................          500          7,531
 *Candies, Inc.........................................        1,700          5,206
 *Cannondale Corp......................................          500          4,469
 *Cantel Industries, Inc. Class B......................          200          1,112
 *Capital Pacific Holdings, Inc........................        1,400          4,550
 Capital Re Corp.......................................        2,100         34,256
 *Capital Senior Living Corp...........................        1,600         17,400
 Capitol Bancorp, Ltd..................................          300          5,128
 Capitol Transamerica Corp.............................          700         10,522
 Caraustar Industries, Inc.............................        1,300         34,166
 *Carbide/Graphite Group, Inc..........................          500          6,484
 *Cardiac Pathways Corp................................          600            637
 *#Cardima, Inc........................................        1,600          4,150
 *Career Education Corp................................          500         17,406
 *Carematrix, Inc......................................          900         13,359
 *#Caribiner International, Inc........................        2,400         12,900
 *Carmike Cinemas, Inc. Class A........................          600         10,537
 Carolina First Corp...................................        2,200         60,294
 Carpenter Technology Corp.............................        1,100         31,350
 *Carriage Services, Inc. Class A......................        1,200         20,475
 *Carrington Laboratories, Inc.........................          600          1,781
 *Carson, Inc..........................................          200            700
 Carter-Wallace, Inc...................................        3,300         59,606
 Cascade Corp..........................................          800         10,800
 Cascade Natural Gas Corp..............................          700         11,769
 *Casella Waste Systems, Inc.
   Class A.............................................        1,300         25,634
 Cash America International, Inc.......................        1,600         20,300
 *Casino Data Systems..................................          900          3,347
 *Castle & Cooke, Inc..................................          900         14,062
 Castle (A.M.) & Co....................................        1,400         21,525
 *Castle Dental Centers, Inc...........................          400          2,675
 *Catalyst International, Inc..........................          500          8,406
 *Catalytica, Inc......................................        1,800         21,487
 *Cathay Bancorp, Inc..................................          600         21,187
 *Catherines Stores Corp...............................          500          5,500
 Cato Corp. Class A....................................        2,200         28,944
 Cavalier Homes, Inc...................................        2,000         18,125
 *Cavanaughs Hospitality Corp..........................        1,000          9,562
 *Celeritek, Inc.......................................          500          2,687
 *Celestial Seasonings, Inc............................          500          9,719
 *#Celgene Corp........................................        1,700         27,944
 *#Cell Genesys, Inc...................................        2,900         13,956
 *Cellegy Pharmaceuticals, Inc.........................        1,000          4,906

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *#Cellnet Data Systems, Inc...........................        4,300   $     37,894
 *Cellstar Corp........................................        4,900         38,128
 Cenit Bancorp, Inc....................................          200          4,087
 *Centennial Bancorp...................................          930         10,869
 *Centennial Healthcare Corp...........................          500          2,766
 *Centigram Communications Corp........................          500          4,859
 Central Bancorp, Inc..................................          100          1,937
 *Central Garden & Pet Co..............................        1,900         25,828
 Central Hudson Gas & Electric Corp....................        1,100         46,406
 Central Vermont Public Service Corp...................          700          8,356
 Centris Group, Inc....................................          900          8,719
 Century Aluminum Co...................................        1,300          8,409
 *Cephalon, Inc........................................        1,900         25,828
 *Ceradyne, Inc........................................          400          1,625
 *Cerner Corp..........................................        1,900         38,059
 *Cerprobe Corp........................................          400          3,725
 *Charming Shoppes, Inc................................        7,900         39,870
 *Chart House Enterprises, Inc.........................          800          4,400
 Chart Industries, Inc.................................        2,400         25,350
 Chartwell Re Corp.....................................          300          4,706
 *Chase Industries, Inc................................          600          5,025
 *Chattem, Inc.........................................          600         21,825
 *Chaus (Bernard), Inc.................................        1,100          2,681
 *Checkpoint System, Inc...............................        3,000         27,375
 *Cheesecake Factory, Inc..............................        2,000         55,250
 Chemed Corp...........................................        1,100         35,681
 *Chemfab Corp.........................................          500          9,812
 Chemfirst, Inc........................................        1,400         33,337
 Chemical Financial Corp...............................        1,400         42,700
 Chesapeake Energy Corp................................        5,000         10,625
 *Chic by His, Inc.....................................          400          1,250
 *Chicos Fas, Inc......................................          500         11,312
 *Children's Comprehensive Services, Inc...............          500          3,047
 *Childtime Learning Centers, Inc......................          500          6,250
 Chiquita Brands International, Inc....................        6,600         53,212
 *Chirex, Inc..........................................          800         24,125
 #Chittenden Corp......................................          600         17,475
 *#Chock Full O' Nuts Corp.............................        1,100         11,481
 *Cholestech Corp......................................          500          1,187
 *Chronimed, Inc.......................................          800          5,675
 Church & Dwight Co., Inc..............................        1,300         55,494
 *Chyron Corp..........................................        3,700          7,631
 *Cidco, Inc...........................................        1,200          7,425
 *Cima Laboratories, Inc...............................          600          1,950
 *Ciprico, Inc.........................................          500          4,359
 Circle International, Inc.............................        1,700         34,850
 *Circuit City Stores, Inc. - Carmax Group.............        1,400          6,737
 *Cirrus Logic, Inc....................................        6,100         46,322
 *Citadel Holding Corp.................................          700          3,544
 *Citation Corp........................................        1,800         24,019
 *#Citizens, Inc. Class A..............................        2,000         11,375
 City Holding Co.......................................          800         21,900
 Clarcor, Inc..........................................        2,400         44,100
 *Clarify, Inc.........................................        2,200         71,294
 Cleveland Cliffs, Inc.................................          700         25,900
 *Clintrials Research, Inc.............................        1,800          7,594
 *#Closure Medical Corp................................          900         27,928
 *#Coach USA...........................................        1,700         49,512
 Coachmen Industries, Inc..............................        1,700         37,400
 *Coast Dental Services, Inc...........................          500          3,531
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Coastal Bancorp, Inc..................................          500   $      8,031
 *Coastcast Corp.......................................          800          9,600
 *Cobra Electronic Corp................................          300          1,219
 *#Coeur d'Alene Mines Corp. ID........................        2,200          9,212
 *Cogeneration Corporation of America..................          300          3,675
 *Coherent, Inc........................................        1,500         24,281
 Cohu, Inc.............................................          600         17,887
 *Coinmach Laundry Corp................................          500          6,156
 *Coinstar, Inc........................................        1,500         32,578
 *Coldwater Creek, Inc.................................          500          9,937
 *Cole (Kenneth) Productions, Inc. Class A.............          500         15,000
 *Cole National Corp. Class A..........................        1,500         13,781
 Collagen Corp.........................................          600          8,212
 *Collagenex Pharmaceuticals, Inc......................          500          4,805
 Collins & Aikman Corp.................................        6,200         34,487
 Collins Industries, Inc...............................          200          1,169
 *Colorado MEDtech, Inc................................          700          9,866
 *Columbia Banking System, Inc.........................          735         12,311
 *Columbia Laboratories, Inc...........................        2,900         25,375
 *Columbia Sportswear Co...............................        1,300         19,175
 Columbus McKinnon Corp................................          600         14,981
 *Comarco, Inc.........................................          200          3,969
 *Comdial Corp.........................................          600          4,219
 *Comforce Corp........................................        1,600          5,400
 Commercial Intertech Corp.............................          600          9,075
 Commercial Metals Co..................................          600         14,062
 Commonwealth Bancorp, Inc.............................        1,400         22,706
 Commonwealth Industries, Inc..........................        1,600         17,350
 Communications Systems, Inc...........................          600          7,912
 Community Bank System, Inc............................          500         11,750
 Community Financial Group, Inc........................          100          1,425
 Community Trust Bancorp, Inc..........................          550         12,616
 *Comnet Cellular, Inc.................................        1,500         30,000
 *Compass International Services Corp..................        1,400          9,231
 *Competitive Technologies, Inc........................          600          4,425
 *Complete Business Solutions, Inc.....................        1,800         43,594
 *Comptek Research, Inc................................          500          4,375
 *Compucom Systems, Inc................................        4,800         19,350
 *CompUSA, Inc.........................................        5,400         43,537
 *Computer Horizons Corp...............................        3,100         56,769
 *#Computer Learning Centers, Inc......................        1,700          8,341
 *Computer Motion, Inc.................................          400          3,550
 *Computer Network Technology Corp.....................        2,300         57,787
 Computer Task Group, Inc..............................          600          9,975
 *Comshare, Inc........................................          600          2,044
 *Comstock Resources, Inc..............................        2,400          9,750
 *Concentra Managed Care, Inc..........................        3,100         45,337
 *Concentric Network Corp..............................        1,500         48,516
 *Concord Camera Corp..................................          700          3,631
 *Concord Communications, Inc..........................          700         31,325
 *Concurrent Computer Corp.............................        4,800         28,125
 *Condor Technology Solutions, Inc.....................        1,200         12,825
 *Cone Mills Corp. NC..................................        2,500         15,469
 *Conmed Corp..........................................        1,500         50,953
 *Connect, Inc.........................................        1,500          5,508
 Connecticut Energy Corp...............................          700         26,294
 Connecticut Water Services, Inc.......................          200          4,800
 *Connitics Corp.......................................        1,100          7,700
 *Conso Products Co....................................          500          2,953
 *Consolidated Delivery and Logistics, Inc.............          300          1,237

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Consolidated Freightways Corp........................        1,400   $     18,637
 *Consolidated Products, Inc...........................        1,700         31,450
 *#Consumer Portfolio Services, Inc....................        1,000          1,937
 *#ContiFinancial Corp.................................        4,700         33,487
 *#Converse, Inc.......................................        1,700          7,331
 *Cooper Companies, Inc................................        1,000         22,687
 *Copart, Inc..........................................        2,700         48,600
 *Copley Pharmaceutical, Inc...........................        1,000          9,719
 *Cor Therapeutics, Inc................................        2,400         33,900
 *Coram Healthcare Corp................................        1,000          2,312
 *Core Materials Corp..................................        1,000          3,375
 *Core, Inc............................................          500          4,172
 *Corixa Corp..........................................        1,400         18,200
 *Cornell Corrections, Inc.............................          600         11,625
 *Corporate Express, Inc...............................        6,000         39,281
 *Correctional Services Corp...........................          500          4,281
 *Corrpro Companies, Inc...............................          800          7,950
 *Corsair Communications, Inc..........................        1,700          7,783
 *Cort Business Services Corp..........................        1,300         31,444
 Corus Bankshares, Inc.................................          600         19,125
 *Corvas International, Inc............................        1,000          2,016
 *Cost Plus, Inc.......................................        1,300         48,587
 *Costilla Energy, Inc.................................          600            197
 *Cotelligent Group, Inc...............................        1,500         20,062
 *Counsel Corp.........................................        2,200         14,437
 *Covenant Transport, Inc. Class A.....................          500          5,984
 *Coventry Health Care, Inc............................        3,800         50,587
 *Covol Technologies, Inc..............................          400          1,700
 Craftmade International, Inc..........................          500          6,719
 *Craig (Jenny), Inc...................................        1,300          4,550
 Crawford & Co. Class A................................        1,400         18,025
 Crawford & Co. Class B................................        1,200         16,500
 *#Creative Biomolecules, Inc..........................        3,500         11,211
 *Creative Computers, Inc..............................          700         21,066
 *Credence Systems Corp................................        2,000         59,125
 *#Credit Acceptance Corp..............................        3,300         19,697
 *#Cree Research, Inc..................................          800         44,025
 Cross (A.T.) Co. Class A..............................        1,000          6,250
 Cross Timbers Oil Co..................................        2,200         23,787
 *Crossman Communities, Inc............................        1,200         31,312
 *Crown Central Petroleum Corp. Class A................          500          4,062
 Crown Crafts, Inc.....................................          600          3,037
 *Crown Vantage, Inc...................................        1,000          2,625
 *Cryolife, Inc........................................          800          9,900
 Cubic Corp............................................          700         16,887
 *Cubist Pharmaceuticals, Inc..........................        1,700          5,392
 Culp, Inc.............................................          300          2,475
 *CuraGen Corp.........................................        1,000          5,656
 *Curative Health Services, Inc........................          800          5,425
 Curtiss-Wright Corp...................................          700         26,862
 *#CustomTracks Corp...................................          800         47,900
 *Cutter & Buck, Inc...................................          600         17,737
 *#Cybercash, Inc......................................        2,000         27,875
 *Cyberonics, Inc......................................        1,700         19,497
 *Cyberoptics Corp.....................................          200          2,525
 *Cybex Corp...........................................        1,300         29,778
 *#Cygnus, Inc.........................................        2,300         26,378
 *Cylink Corp..........................................        2,900         11,464
 *Cymer, Inc...........................................        2,700         49,359
 *Cypros Pharmaceutical Corp...........................        1,000          2,250
 *Cyrk, Inc............................................        1,000          6,656
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Cytrx Corp...........................................          800   $      2,087
 *Cytyc Corp...........................................        1,800         37,125
 *DBT Online, Inc......................................          900         32,400
 *DII Group, Inc.......................................        1,600         52,450
 *DM Management Co.....................................          600          9,656
 *DSET Corp............................................          600          7,387
 *DSP Communications, Inc..............................        2,500         76,875
 *DSP Group, Inc.......................................        1,100         29,184
 *DVI, Inc.............................................        1,400         21,787
 Dain Rauscher Corp....................................          400         20,825
 *Daisytek International Corp..........................          700         11,156
 *Dal-Tile International, Inc..........................        5,400         52,987
 *Damark International, Inc. Class A...................          300          2,953
 Dames & Moore, Inc....................................        1,800         28,350
 Daniel Industries, Inc................................          700         14,700
 *#Daou Systems, Inc...................................        1,400          8,575
 *Darling International, Inc...........................          600          1,125
 *Data Broadcasting Corp...............................        3,500         44,734
 *#Data Dimensions, Inc................................        1,400          5,512
 *Data General Corp....................................        3,300         43,312
 *Data Processing Resources Corp.......................        1,400         21,219
 *#Data Race, Inc......................................        1,100          5,019
 *#Data Transmission Network Corp......................          800         18,500
 *Datascope Corp.......................................        1,500         37,594
 *Datastream Systems, Inc..............................        1,500         18,141
 *DataTRAK International, Inc..........................          600          2,850
 *Dataware Technologies, Inc...........................          600          1,725
 *Datron Systems, Inc..................................          100            609
 *Datum, Inc...........................................          300          2,512
 *Dave and Busters, Inc................................        1,000         26,750
 Davel Communications, Inc.............................          500          3,062
 *Davox Corp...........................................        1,000          8,375
 *Dawson Geophysical Co................................          300          3,206
 *Day Runner, Inc......................................          800          9,825
 Deb Shops, Inc........................................          900         13,669
 *#DecisionOne Holdings Corp...........................          200            616
 *Deckers Outdoor Corp.................................          900          3,066
 *Decora Industries, Inc...............................          500          3,219
 *Del Global Technologies Corp.........................          500          4,500
 *#Delia's, Inc........................................        1,400         18,462
 *#Delta Financial Corp................................        1,500         10,125
 Delta Woodside Industries, Inc........................        2,400         16,950
 *Deltek Systems, Inc..................................        1,800         16,537
 Deltic Timber Corp....................................        1,300         32,337
 *Denali, Inc..........................................          100            781
 *Dendrite International, Inc..........................        1,500         49,125
 *Department 56, Inc...................................        1,800         59,737
 *DepoMed, Inc.........................................          500          1,562
 *Detection Systems, Inc...............................          300          2,644
 Detroit Diesel Corp...................................        2,500         62,031
 *Diacrin, Inc.........................................          500          2,891
 Diagnostic Products Corp..............................        1,400         31,850
 *Dialogic Corp........................................        1,600         54,350
 *Diametrics Medical, Inc..............................        2,300         15,848
 *Diamond Home Services, Inc...........................          600          2,812
 *#Diamond Multimedia Systems, Inc.....................        3,500         15,477
 *Diamond Technology Partners, Class A.................          600         14,287
 *Dianon Systems, Inc..................................          700          6,453
 *Diatide, Inc.........................................          400          1,425
 *Digene Corp..........................................          900         10,659
 *Digi International, Inc..............................          900          7,481

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CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Digital Generation Systems, Inc......................        2,400   $     14,250
 *Digital Lightwave, Inc...............................        2,700         16,369
 *Digital Link Corp....................................          600          4,416
 *Digital Microwave Corp...............................        4,000         50,250
 Dime Community Bancorp, Inc...........................          500         11,078
 Dimon, Inc............................................        4,500         23,625
 *Discount Auto Parts, Inc.............................        1,700         42,075
 Dixie Group, Inc......................................          700          6,344
 *#Documentum, Inc.....................................        1,700         23,800
 *Dominion Homes, Inc..................................          300          2,362
 *Donna Karan International, Inc.......................        2,200         22,550
 Donnelly Corp. Class A................................          600          9,825
 Downey Financial Corp.................................        2,800         61,600
 *Dress Barn, Inc......................................        2,000         29,437
 *Drew Industries, Inc.................................          700          8,969
 *Drexler Technology Corp..............................        1,000          9,281
 Dreyer's Grand Ice Cream, Inc.........................        2,700         44,803
 *Dril-Quip, Inc.......................................          900         23,231
 *Drug Emporium, Inc...................................          900          9,112
 *DuPont Photomasks, Inc...............................        1,000         38,937
 *DualStar Technologies Corp...........................          900          5,527
 *Duane Reade, Inc.....................................          900         28,687
 *Duckwall-Alco Stores, Inc............................          300          3,112
 *Ducommun, Inc........................................          700          8,006
 *Dura Automotive Systems, Inc.........................          774         22,930
 *Dura Pharmaceuticals, Inc............................        4,400         45,512
 *#Duramed Pharmaceuticals, Inc........................        1,800         26,437
 Dyersburg Corp........................................          500            687
 *Dynamic Materials Corp...............................          200            975
 *Dynamics Research Corp...............................          500          2,531
 E'town Corp...........................................          300         12,844
 *E. Spire Communications, Inc.........................        5,000         57,031
 *E4L, Inc.............................................        3,100         19,375
 *ECC International Corp...............................          500          1,562
 *EFTC Corp............................................        1,600          9,850
 *EIS International, Inc...............................        1,100          3,678
 EMC Insurance Group, Inc..............................          700          8,006
 *EMCORE Corp..........................................          800         17,650
 *EMS Technologies, Inc................................          600          8,137
 *ESCO Electronics Corp. Trust Receipts................        1,200         14,475
 *Eagle Food Centers, Inc..............................          700          1,706
 *Eagle Geophysical, Inc...............................          690          2,297
 *Eagle Point Software Corp............................          200          1,300
 *Eagle USA Airfreight, Inc............................        1,200         56,625
 Easco, Inc............................................          500          3,719
 Eastern Utilities Associates..........................        1,300         37,537
 *#Eclipse Surgical Technologies, Inc..................        2,700         24,131
 *Eco Soil Systems, Inc................................        1,700          8,659
 *Edify Corp...........................................        1,800         21,487
 Edo Corp..............................................          700          4,812
 *Education Management Corp............................        2,900         51,928
 *#Egghead, Inc........................................        3,000         33,094
 *Ekco Group, Inc......................................        2,000          9,500
 *El Paso Electric Co..................................        3,500         29,969
 *Elantec Semiconductor, Inc...........................          600          5,709
 *Elcom International, Inc.............................        1,800         10,266
 Elcor Corp............................................          800         32,300
 *Elcotel, Inc.........................................          700          1,509
 *Electric Fuel Corp...................................          600          1,144
 *Electro Rent Corp....................................        2,400         30,225
 *Electro Scientific Industries, Inc...................          500         18,797
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Electroglas, Inc.....................................        2,000   $     28,500
 *Electronic Processing, Inc...........................          200          1,875
 Ellett Brothers, Inc..................................          200          1,103
 *Embrex, Inc..........................................          500          3,406
 *Emcon................................................          600          3,937
 *Emcor Group, Inc.....................................          800         18,075
 *Emisphere Technologies, Inc..........................        1,200         11,175
 *Empi, Inc............................................          600         14,737
 Empire District Electric Co...........................        1,100         28,462
 Empire Federal Bancorp, Inc...........................          100          1,156
 *Emulex Corp..........................................          300         23,662
 *En Pointe Technologies, Inc..........................          300          2,044
 *#Enamelon, Inc.......................................          700          2,308
 *#Encad, Inc..........................................          800          4,762
 *#Encore Med Corp.....................................          400          1,125
 *Encore Wire Corp.....................................          700          6,759
 *Endocardial Solutions, Inc...........................          600          5,362
 *Endosonics Corp......................................        1,100          7,562
 Energen Corp..........................................        3,000         57,375
 *Energy Biosystems Corp...............................          700          1,925
 *Energy Conversion Devices, Inc.......................        1,300         11,334
 Enesco Group, Inc.....................................          800         18,350
 Engineered Support Systems, Inc.......................          700          9,428
 *#Engineering Animation, Inc..........................          700         15,881
 Engle Homes, Inc......................................          700          9,516
 Ennis Business Forms, Inc.............................        1,600         13,800
 *Enserch Exploration Corp.............................        4,200         28,612
 *#Entremed, Inc.......................................          800         20,775
 *Environmental Elements Corp..........................          300          1,069
 *Enzo Biochem, Inc....................................        2,500         26,875
 *Enzon, Inc...........................................        2,300         33,350
 *Epicor Software Corp.................................        2,600         18,444
 *Epitope, Inc.........................................        1,400          8,356
 *#Epl Technologies, Inc...............................        1,200          4,519
 *Equinox Systems, Inc.................................          300          2,616
 Eskimo Pie Corp.......................................          200          1,719
 *Ess Technology, Inc..................................        4,100         32,031
 *Esterline Technologies Corp..........................        1,700         25,394
 *Etec Systems, Inc....................................        2,100         56,372
 Ethyl Corp............................................        7,800         39,000
 *Evans & Sutherland Computer Corp.....................          600          9,469
 *Evergreen Resources, Inc.............................          700         15,509
 *Exabyte Corp.........................................        2,300         12,722
 *Exactech, Inc........................................          100          1,119
 *Exar Corp............................................          600         12,562
 *#Excalibur Technologies Corp.........................          900         12,712
 *Excel Technology, Inc................................          400          4,937
 *Executive Telecard, Ltd..............................        1,800          5,794
 *Executone Information Systems, Inc...................        4,900         27,027
 Exide Corp............................................        1,400         21,875
 *Exogen, Inc..........................................          800          1,850
 *Extended Systems, Inc................................          200            941
 Ezcorp, Inc. Class A Non-Voting.......................          500          3,703
 F & M Bancorp (MD)....................................          200          6,325
 F & M National Corp...................................        1,100         32,931
 FCNB Corp.............................................          500          9,703
 *FEI Co...............................................        1,800         14,962
 FFY Financial Corp....................................          400          7,350
 *FLIR Systems, Inc....................................          800         10,775
 FNB Rochester Corp....................................          200          6,581
 *FPIC Insurance Group, Inc............................          600         26,962
 *FSI International, Inc...............................        1,500         12,187

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CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *FTI Consulting, Inc..................................          500   $      2,125
 *FYI, Inc.............................................          800         22,150
 Factset Research Systems, Inc.........................          100          4,325
 Fair, Isaac & Co., Inc................................        1,400         45,850
 *Fairchild Corp. Class A..............................        1,357         20,270
 *Fairfield Communities, Inc...........................        3,000         47,625
 Falcon Products, Inc..................................          600          6,487
 *#Family Golf Centers, Inc............................        2,600         23,522
 *Farr Co..............................................          600          6,450
 *Faxsav, Inc..........................................        1,400          8,094
 Fedders Corp..........................................        1,100          6,256
 *Fibermark, Inc.......................................          500          7,156
 Fidelity Bancorp, Inc. Delaware.......................          100          2,331
 Fidelity National Financial, Inc......................        3,200         54,200
 *Filenes Basement Corp................................          800          1,325
 *Filenet Corp.........................................        2,000         19,687
 *Financial Federal Corp...............................        1,500         33,562
 *Finish Line, Inc. Class A............................        1,900         23,275
 *First Alliance Corp..................................          300            858
 *First Cash, Inc......................................          500          5,172
 First Charter Corp....................................          800         19,375
 First Commonwealth Financial Corp.....................        1,100         24,750
 First Essex Bancorp...................................          500          8,344
 First Federal Capital Corp............................          700         10,194
 First Financial Holdings, Inc.........................          900         17,100
 First Indiana Corp....................................          800         15,300
 First Liberty Financial Corp..........................        1,400         40,337
 First Mariner Bank Corp...............................          200          2,350
 First Merchants Corp..................................          700         16,537
 First Mutual Savings Bank.............................          220          2,599
 First Northern Capital Corp...........................          900          9,816
 *First Republic Bank..................................          600         15,675
 First Savings Bancorp, Inc. North Carolina............          200          3,937
 *First Sierra Financial, Inc..........................          900         19,884
 First Source Corp.....................................          550         17,652
 First Washington Bancorp, Inc.........................          700         14,087
 First Western Bancorp, Inc............................          400         13,962
 First Years, Inc......................................          100          1,628
 Firstbank Corp........................................          100          1,466
 *FirstFed Financial Corp. DE..........................        1,400         26,425
 *Flagstar Bancorp, Inc................................          700         16,406
 *Flander Corp.........................................        1,700          6,428
 Fleming Companies, Inc................................        3,800         39,187
 Flexsteel Industries, Inc.............................          300          4,106
 *Florida Panthers Holdings, Inc. Class A..............        2,300         25,012
 Florida Rock Industries, Inc..........................        1,200         47,850
 *Florsheim Group, Inc.................................          500          3,719
 *Flow International Corp..............................        1,000         10,031
 Flowserve Corp........................................        2,500         51,250
 Flushing Financial Corp...............................          600          8,887
 *Foilmark, Inc........................................          800          1,775
 Foothill Independent Bancorp..........................          600          8,100
 *Footstar, Inc........................................        1,600         62,100
 *#Forcenergy, Inc.....................................        1,600          1,725
 Foremost Corp. of America.............................        2,700         59,906
 *Forest Oil Corp......................................        2,600         27,462
 *Forrester Resh, Inc..................................          600         19,275
 *Forte Software, Inc..................................        2,000         11,312
 *Forward Air Corp., Inc...............................          600         16,369
 *Fossil, Inc..........................................        1,400         58,756
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Foster (L.B.) Co. Class A............................          700   $      3,894
 Foster Wheeler Corp...................................        2,600         35,750
 *Four Media Co........................................          900          6,019
 *Fourth Shift Corp....................................          700          2,516
 *Franklin Covey Co....................................        2,000         19,500
 *Franklin Electronic Publishers, Inc..................          500          2,625
 Freds, Inc. Class A...................................          800         10,450
 Freedom Securities Corp...............................          700         12,162
 *#French Fragrances, Inc..............................          900          6,848
 Frequency Electronics, Inc............................          500          4,344
 *Fresh America Corp...................................          300          4,256
 *Friede Goldman International.........................        2,300         39,100
 *#Friedman Billings Ramsey Group, Inc. Class A........        1,300         13,569
 Friedmans, Inc. Class A...............................          900          8,156
 Frisch's Restaurants, Inc.............................          600          6,150
 *Fritz Companies, Inc.................................        2,400         26,100
 Frontier Insurance Group, Inc.........................        2,400         41,250
 *Frontier Oil Corp....................................        2,800         14,175
 Frozen Food Express Industries, Inc...................        1,100          7,700
 *#Fuisz Technologies, Ltd.............................        1,400          5,425
 Fuller (H.B.) Co......................................          900         57,431
 *Funco, Inc...........................................          300          6,544
 Furon Co..............................................        1,200         21,900
 *Fusion Medical Technologies, Inc.....................          500          3,891
 *G-III Apparel Group, Ltd.............................          300            642
 GA Financial, Inc.....................................          500          7,437
 GBC Bancorp...........................................          900         16,425
 *#GK Intelligent Systems, Inc.........................        1,400            875
 *GP Strategies Corp...................................          500          5,000
 *GRC International, Inc...............................          700          5,425
 *GT Interactive Software Corp.........................        4,700         18,653
 *GTS Duratek, Inc.....................................        1,400          8,706
 *Gadzooks, Inc........................................          600          5,756
 Gainsco, Inc..........................................        1,400          6,387
 *Galey & Lord, Inc....................................          800          3,300
 *GameTech International, Inc..........................          700          2,909
 *Garden Fresh Restaurant Corp.........................          300          5,522
 *Garden Ridge Corp....................................        1,200          7,312
 *#Gardenburger, Inc...................................          600          4,912
 *Gardner Denver Machinery, Inc........................        1,000         17,125
 *Gasonics International, Inc..........................          900         10,941
 *Gaylord Container Corp. Class A......................        3,200         26,800
 *Geerling & Wade, Inc.................................          200          1,137
 *Gehl Co..............................................          500         10,297
 *#Geltex Pharmaceuticals, Inc.........................        1,100         18,700
 Gencor Industries, Inc................................          500          3,156
 *Genelabs Technologies, Inc...........................        1,100          2,045
 General Binding Corp..................................          900         18,506
 General Cable Corp....................................        1,900         28,856
 General Chemical Group, Inc...........................          700          2,975
 *General Cigar Holdings, Inc. Class A.................          800          6,400
 *General Communications, Inc. Class A.................        2,900         14,409
 *#General Datacomm Industries, Inc....................        1,700          4,675
 *#General Magic, Inc..................................        2,000          7,437
 *General Semiconductor, Inc...........................        2,600         20,150
 *General Surgical Innovations, Inc....................          900          3,487
 *Genesco, Inc.........................................        1,700         22,737
 *Genesis Health Ventures, Inc.........................        2,300         10,206
 *Genesys Telecommunications Laboratories, Inc.........        1,200         27,675

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CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Genlyte Group, Inc...................................          500   $     10,734
 *Genome Therapeutics Corp.............................        1,700          5,578
 *Genrad, Inc..........................................        1,900         34,675
 *Gensia Sicor, Inc....................................        5,100         22,631
 *Gensym Corp..........................................          300          1,153
 *Gentek, Inc..........................................          700          9,100
 *Genzyme Transgenics Corp.............................          900          4,106
 Geon Co...............................................        1,500         45,187
 Georgia Gulf Corp.....................................        2,000         29,875
 *Geoworks.............................................        1,000          2,406
 *Gerber Childrenswear, Inc............................          500          3,375
 Gerber Scientific, Inc................................        1,500         35,062
 *Geron Corp...........................................          700          8,356
 *Getty Petroleum Marketing, Inc.......................          900          2,812
 Getty Realty Corp. (Holding Co.)......................          700          9,581
 *Giant Cement Holding, Inc............................          500         11,078
 Giant Industries, Inc.................................          500          5,281
 Gibraltar Steel Corp..................................          600         13,125
 *Gibson Greetings, Inc................................        1,000          7,312
 *Gilman & Ciocia, Inc.................................          300          2,953
 Glatfelter (P.H.) Co..................................        2,100         27,956
 Gleason Corp..........................................          700         11,725
 *Glenayre Technologies, Inc...........................        4,000         14,375
 *Gliatech, Inc........................................          600         15,450
 *Global Payment Technologies, Inc.....................          500          6,156
 *Globe Business Resources, Inc........................          100          1,175
 Gold Banc Corp........................................          700          9,559
 Golden Enterprises, Inc...............................          200            781
 *Good Guys, Inc.......................................          900          2,827
 *Goodys Family Clothing...............................        2,200         24,062
 Gorman-Rupp Co........................................          600          9,712
 *Gottschalks, Inc.....................................          800          6,600
 *Government Technology Services, Inc..................          600          2,306
 Graco, Inc............................................        1,300         42,494
 *Gradall Industries, Inc..............................          600         11,831
 *Graham-Field Health Products, Inc....................          900          2,025
 Grand Premier Financial, Inc..........................          900         10,659
 Granite Construction, Inc.............................        1,800         50,512
 Granite State Bankshares, Inc.........................          300          6,581
 *Great Plains Software................................          900         33,891
 Greater Bay Bancorp...................................          600         19,237
 Greenbrier Companies, Inc.............................          900          8,381
 *Grey Wolf, Inc.......................................        3,000          6,187
 *Griffon Corp.........................................        2,000         16,000
 *Grow Biz International, Inc..........................          300          2,494
 *Grubb & Ellis Co.....................................        1,200          7,650
 Guarantee Life Companies, Inc.........................          100          1,981
 *Guaranty Federal Bancshares, Inc.....................          300          3,497
 *Guess, Inc...........................................        2,100         22,837
 Guilford Mills, Inc...................................        1,500         15,000
 *Guilford Pharmaceuticals, Inc........................        1,300         13,975
 *Gulf Island Fabrication, Inc.........................          800          8,675
 *Gulfmark Offshore, Inc...............................          500          8,156
 *#Gumtech International, Inc..........................          700          7,044
 *Gymboree Corp........................................        1,600         19,550
 *HCIA, Inc............................................          800          6,875
 HF Financial Corp.....................................          500          7,437
 *HIE, Inc.............................................        2,500          5,781
 HMN Financial, Inc....................................          100          1,262
 *HMT Technology Corp..................................        2,800         11,331
 *HNC Software, Inc....................................        1,300         34,856
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *#HORIZON Pharmacies, Inc.............................          600   $      3,600
 *HS Resources, Inc....................................        1,200         14,400
 *HTE, Inc.............................................          800          3,725
 *Ha-Lo Industries, Inc................................        3,400         41,012
 Hach Co...............................................          400          7,025
 *Hadco Corp...........................................          900         27,956
 *Haemonetics Corp.....................................        1,700         32,300
 Haggar Corp...........................................          600          7,612
 *Hagler Bailly, Inc...................................        1,100          8,989
 *Hain Food Group, Inc.................................          900         17,606
 *Hall Kinion Associates, Inc..........................          600          4,387
 *Halter Marine Group, Inc.............................        1,900         14,012
 *Hambrecht & Quist Group, Inc.........................          300         10,781
 *Hamilton Bancorp, Inc................................          400          9,112
 Hancock Fabrics, Inc..................................        1,300          7,394
 *Handleman Co.........................................        2,100         24,806
 *Hanger Orthopedic Group, Inc.........................        1,200         19,650
 *Hanover Direct, Inc..................................       12,600         32,287
 *Harbinger Corp.......................................        2,700         29,953
 Harbor Florida Bancshares, Inc........................        1,600         19,150
 *Harding Lawson Associates Group, Inc.................          500          4,219
 Hardinge Brothers, Inc................................          600         10,444
 *Harken Energy Corp...................................        1,000          1,937
 Harland (John H.) Co..................................        1,600         28,600
 Harleysville Group, Inc...............................        1,900         36,812
 Harleysville National Corp. PA........................          300         10,509
 Harman International Industries, Inc..................          100          4,437
 Harmon Industries, Inc................................          700         14,569
 *Harmonic Lightwaves, Inc.............................          800         39,450
 Harnischfeger Industries, Inc.........................        2,500         17,969
 Harris Financial, Inc.................................          700          7,875
 *Hastings Entertainment, Inc..........................          400          4,575
 *#Hauppauge Digital, Inc..............................          200          4,762
 *Hauser, Inc..........................................          700          1,728
 Haven Bancorp, Inc....................................          600          8,400
 *Hawaiian Airlines, Inc...............................        3,300          9,075
 *Hawker Pacific Aerospace.............................          200            537
 Hawkins Chemical, Inc.................................          600          5,344
 *Hawthorne Financial Corp.............................          300          4,734
 *Hayes Lemmerz International, Inc.....................          500         16,500
 *Headway Corporate Resources, Inc.....................          500          2,297
 *Health Management Systems, Inc.......................        1,100          6,256
 *Healthcare Recoveries, Inc...........................          700          2,898
 *Healthcare Services Group, Inc.......................          600          5,512
 Healthplan Services Corp..............................          900          7,987
 *Heartland Express, Inc...............................        1,900         29,153
 *Heartport, Inc.......................................        1,600          5,100
 *Hecla Mining Co......................................        3,600          8,775
 Heilig-Meyers Co......................................        3,900         27,056
 Helix Technology Corp.................................        1,400         23,844
 *Hello Direct, Inc....................................          300          3,403
 *#Hemispherx Biopharma, Inc...........................        1,800         13,387
 Henry Jack & Associates, Inc..........................        1,200         42,862
 Herbalife International, Inc. Class A.................          500          5,641
 Heritage Financial Corp...............................          600          4,931
 *Heska Corp...........................................        1,900          7,362
 *Hexcel Corp..........................................        2,400         25,650
 *Hi-Shear Technology Corp.............................          200          1,037
 *Hi-Tech Pharmacal, Inc...............................          200            837
 *#Hibbett Sporting Goods, Inc.........................          500         12,406
 *Highlands Insurance Group, Inc.......................          600          6,412

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Hilb Rogal Hamilton Co................................          600   $     12,225
 *Holiday RV Superstores, Inc..........................          600          2,156
 *Hollywood Park, Inc..................................        1,800         25,987
 *Hologic, Inc.........................................          900          6,862
 *Holophane Corp.......................................          500         13,687
 *Holt's Cigar Holdings, Inc...........................          200            912
 *Home Products International, Inc.....................          400          3,362
 *#Homebase, Inc.......................................        2,500         14,219
 Hooper Holmes, Inc....................................        1,800         32,625
 Horizon Financial Corp................................          400          5,512
 *Hospitality Worldwide Services, Inc..................          800          2,800
 *Host Marriott Services Corp..........................        2,200         17,187
 *Hot Topic, Inc.......................................          200          4,844
 *Houston Exploration Co...............................        1,000         18,812
 *Hovnanian Enterprises, Inc. Class A..................          900          7,312
 *Hub Group, Inc. Class A..............................          400         11,125
 Huffy Corp............................................          600          8,062
 Hughes Supply, Inc....................................        1,600         43,100
 Hunt (J.B.) Transport Services, Inc...................        1,800         30,487
 Hunt Corp.............................................          700          7,044
 *Hurco Companies, Inc.................................          300          1,931
 *Hutchinson Technology, Inc...........................        1,200         27,862
 *Hypercom Corp........................................        2,300         16,244
 *Hyperion Solutions Corp..............................        2,000         31,187
 *Hyseq, Inc...........................................          800          2,650
 *I-Stat Corp..........................................        1,100         10,037
 *IA Corp. I...........................................          600          1,191
 *ICU Medical, Inc.....................................          500          8,969
 *IDT Corp.............................................        1,500         33,141
 *IDX Systems Corp.....................................        1,700         40,641
 *IEC Electronics Corp.................................          400          1,450
 *IFR Systems, Inc.....................................          500          1,969
 *#IGEN, Inc...........................................          500         14,406
 *IHOP Corp............................................        1,200         28,725
 *II-VI, Inc...........................................          300          2,709
 IMCO Recycling, Inc...................................          500          8,375
 *IMR Global Corp......................................        1,500         31,500
 ISB Financial Corp. LA................................          300          6,394
 *ISOCOR...............................................          600          3,731
 *IT Group, Inc .......................................        1,500         25,219
 *ITEQ, Inc............................................          800          1,675
 *ITI Technologies, Inc................................          300          7,275
 *ITLA Capital Corp....................................          500          8,063
 *ITT Educational Services, Inc........................        2,600         61,913
 *IVI Checkmate Corp...................................        1,800          5,316
 *Ibis Technology Corp.................................          300          5,953
 *Identix, Inc.........................................        1,600         16,100
 *Ikos Systems, Inc....................................          500          4,344
 *Il Fornaio (America) Corp............................          300          4,022
 *Image Entertainment, Inc.............................        1,600         12,750
 *Imation Corp.........................................        1,000         23,500
 *Imclone Systems, Inc.................................        1,600         31,450
 *Immucor, Inc.........................................          500          6,156
 *#Immune Response Corp. DE............................        1,500          9,469
 *#Immunogen, Inc......................................        1,700          3,984
 *#Immunomedics, Inc...................................        1,500          3,609
 *Impath, Inc..........................................          300          8,231
 *Impco Technologies, Inc..............................          600          5,325
 *Imperial Bancorp.....................................        2,700         51,975
 *Imperial Credit Industries, Inc......................        2,500         20,781
 Imperial Sugar Co.....................................        1,000          6,062
 *In Focus Systems, Inc................................        1,400         14,744
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Inacom Corp..........................................        1,900   $     21,019
 *Incyte Pharmaceuticals, Inc..........................        1,400         36,356
 Independent Bank Corp. MA.............................        1,000         14,469
 #Independent Bank East................................          500          8,563
 *Individual Investor Group, Inc.......................          900          6,272
 Industrial Bancorp, Inc...............................          200          4,150
 *Industrial Holdings, Inc.............................          800          5,825
 *Inference Corp. Class A..............................          300          1,434
 *Infinium Software, Inc...............................          800          4,525
 *Infocure Corp........................................          300         11,081
 *#Infonautics Corp. Class A...........................          600          3,713
 *Information Management Associates, Inc...............          300            994
 *Information Resource Engineering, Inc................          300          7,153
 *Information Resources, Inc...........................        1,800         15,356
 *Infousa, Inc. Class B................................        1,600          9,875
 Ingles Market, Inc. Class A...........................          600          7,256
 *Inhale Therapeutic Systems...........................        1,000         26,469
 Innovex, Inc..........................................        1,000         13,500
 *#Inprise Corp........................................        3,100         11,238
 *Input/Output, Inc....................................        1,500         12,750
 *Insight Enterprises, Inc.............................        1,600         40,600
 *Insituform Technologies, Inc.
   Class A.............................................        1,300         21,653
 *Inso Corp............................................        1,000          6,828
 *Inspire Insurance Solutions, Inc.....................        1,200         20,963
 Insteel Industries, Inc...............................          500          4,313
 Instron Corp..........................................          500          9,938
 *Insurance Auto Auctions, Inc.........................          600          7,800
 *Integra Lifesciences Corp............................        1,600          8,000
 *IntegraMed America, Inc..............................          500          2,000
 *Integrated Device Technology, Inc....................        5,300         41,903
 *Integrated Electrical Services, Inc..................          600          9,038
 *Integrated Health Services, Inc......................          500          2,938
 *Integrated Measurement System, Inc...................          500          5,563
 *Integrated Sensor Solutions, Inc.....................          800          6,388
 *Integrated Silicon Solution, Inc.....................        1,300          3,453
 *Integrated Systems, Inc..............................        1,500         18,656
 *Intellidata Technologies Corp........................        2,200          8,147
 *#Intelligroup, Inc...................................          800          5,425
 *Interactive Flight Technologies, Inc. Class A........          200            838
 *Interdigital Communications Corp.....................        3,200         14,800
 Interface, Inc. Class A...............................        1,900         14,844
 *Intergraph Corp......................................        3,200         25,500
 *Interleaf, Inc.......................................          400          2,300
 *Interlink Electronics................................          500          3,523
 *Interlinq Software Corp..............................          300          2,395
 *Intermagnetics General Corp..........................          800          6,250
 Intermet Corp.........................................        1,000         13,969
 *International FiberCom, Inc..........................        1,900         13,953
 *International Microcomputer Software, Inc............          300          1,913
 International Multifoods Corp.........................        1,200         26,400
 *International Rectifier Corp.........................        3,300         35,888
 *International Speciality Products, Inc...............        2,500         23,438
 *International Telecommunication Data Systems, Inc....        1,100         14,094
 *International Total Services, Inc....................          300          1,144
 *Interneuron Pharmaceuticals, Inc.....................        2,700          7,847
 *Interphase Corp......................................          500          7,188

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CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Interpool, Inc........................................        1,400   $     17,588
 *Interpore International..............................        1,100          4,761
 *Interstate National Dealers Services, Inc............          200          1,438
 *Intertan, Inc........................................          800         12,350
 Inter-Tel, Inc........................................        1,800         26,719
 *Intervoice, Inc......................................        1,800         19,969
 *Intervu, Inc.........................................          400         13,825
 Interwest Bancorp.....................................        1,000         20,281
 *#Intevac, Inc........................................          800          3,600
 Investors Financial Services Corp.....................          700         24,653
 *Invision Technologies, Inc...........................          800          4,325
 *Invivo Corp..........................................          200          2,450
 *Ionics, Inc..........................................        1,000         31,313
 Irwin Financial Corp..................................          600         13,763
 *Irwin Naturals/4Health, Inc..........................        1,800          4,219
 *#Isis Pharmaceuticals, Inc...........................        1,700         17,106
 *Isle of Capri Casinos, Inc...........................        1,600         11,275
 *Isolyser Co., Inc....................................        2,000          7,094
 *#Itron, Inc..........................................        1,000          8,281
 *Ivex Packaging Corp..................................        1,000         19,250
 *J & J Snack Foods Corp...............................          600         12,375
 *JDA Software Group, Inc..............................        1,500         13,406
 JLG Industries, Inc...................................        1,000         19,313
 *JPM Co...............................................          400          4,125
 *JWGenesis Financial Corp.............................          300          4,894
 *Jackpot Enterprises, Inc.............................          600          4,988
 *Jakks Pacific, Inc...................................          700         19,359
 *Jan Bell Marketing, Inc..............................        1,800          5,513
 *Jason, Inc...........................................        1,300         10,969
 *Javelin Systems, Inc.................................          400          5,175
 *Jean Philippe Fragrances, Inc........................          600          4,913
 *Jefferies Group, Inc.................................        1,400         34,388
 *Johnson Worldwide Associates, Inc. Class A...........          300          2,681
 *Johnston Industries, Inc.............................          700          1,575
 *Johnstown American Industries, Inc...................          600          9,413
 Juno Lighting, Inc....................................        1,200         27,525
 *#Just for Feet, Inc..................................        3,100         23,541
 Justin Industries, Inc................................        1,700         22,578
 *K & G Men's Center, Inc..............................          700          7,853
 K Swiss, Inc. Class A.................................          300         17,250
 *#K-Tel International, Inc............................        1,000          6,219
 *K-V Pharmaceutical Co. Class A.......................          600         10,088
 K2, Inc...............................................        1,100         10,931
 KCS Energy, Inc.......................................        1,900          1,069
 *KTI, Inc.............................................          600          6,281
 *Kaiser Aluminum Corp.................................        4,000         35,000
 *Kaiser Ventures, Inc.................................          700          9,800
 Kaman Corp. Class A...................................        1,500         19,969
 *Kaneb Services, Inc..................................        2,200          9,763
 *Kasper A.S.L., Ltd...................................          500          2,906
 *Kellstrom Industries, Inc............................          800         14,450
 Kellwood Co...........................................          600         14,250
 *Kemet Corp...........................................        2,500         40,156
 *Kendle International, Inc............................          500          6,828
 Kennametal, Inc.......................................          900         25,594
 *Kennedy-Wilson, Inc..................................          500          4,547
 *Kensey Nash Corp.....................................          400          3,950
 *Kent Electronics Corp................................        1,800         23,513
 *#Keravision, Inc.....................................          800          7,950
 *Kevco, Inc...........................................          300          1,875
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Key Energy Group, Inc................................        1,800   $      5,738
 *Key Production Co., Inc..............................          700          5,950
 *Key Tronic Corp......................................          500          2,672
 *Keystone Automotive Industries, Inc..................        1,100         17,703
 *Keystone Consolidated Industries, Inc................          500          3,656
 *Kinnard Investment, Inc..............................          300          1,214
 *Kirby Corp...........................................        1,000         18,875
 *Kitty Hawk, Inc......................................        1,100          8,697
 Klamath First Bancorp, Inc............................          600          9,413
 *Knight Transportation, Inc...........................        1,000         19,813
 *Kofax Image Products, Inc............................          500          4,453
 Kollmorgen Corp.......................................          700          8,794
 *Komag, Inc...........................................        3,300         12,478
 *Kopin Corp...........................................          800         15,750
 *Kronos, Inc..........................................          750         27,797
 *Kulicke & Soffa Industries, Inc......................        1,500         31,594
 *LCC International, Inc. Class A......................          500          2,375
 *LLEX Oncology, Inc...................................          800          7,950
 LNR Property Corp.....................................        1,500         30,000
 LSB Industries, Inc...................................          700          1,313
 LSI Industries, Inc...................................          600         13,275
 LTV Corp..............................................        5,000         30,625
 *LTX Corp.............................................        2,300         20,556
 *La Jolla Pharmceutical Co............................        1,300          1,402
 *LaBarge, Inc.........................................          500          1,063
 Labone, Inc...........................................          900         10,856
 *Ladd Furniture, Inc..................................          500         10,250
 *Lai Worldwide, Inc...................................          500          2,969
 Lakeview Financial Corp...............................          200          4,031
 *Lamson & Sessions Co.................................          500          2,938
 Lance, Inc............................................        1,900         27,728
 *Lancer Corp..........................................          600          4,688
 *Landec Corp..........................................          700          2,603
 *Landrys Seafood Restaurants, Inc.....................        2,000         18,500
 *Landstar Systems, Inc................................          700         26,381
 *#LaserSight Corporation..............................          700         12,097
 *Lason, Inc...........................................          600         23,119
 Lawson Products, Inc..................................          700         17,413
 Lawter International, Inc.............................        2,100         25,594
 *Layne Christensen Co.................................          600          4,013
 *Lazare Kaplan International, Inc.....................          500          4,750
 *Leapnet, Inc.........................................          900          2,222
 *Learning Tree International, Inc.....................        1,400         14,788
 *#Leasing Solutions, Inc..............................          500            531
 *Lechters, Inc........................................        1,100          2,544
 *Lecroy Corp..........................................          800         13,900
 Lesco, Inc............................................          500          8,875
 *#Level 8 Systems, Inc................................          500          4,391
 Libbey, Inc...........................................          800         23,950
 *Liberty Bancorp, Inc.................................          200          1,669
 *Life Financial Corp..................................          700          2,778
 Life USA Holdings, Inc................................        1,600         31,950
 *Lifecell Corp........................................          600          2,494
 *Lifecore Biomedical, Inc.............................          800          8,875
 *Ligand Pharmaceuticals, Inc.
   Class B.............................................        2,100         21,459
 *Lightbridge, Inc.....................................        1,000         10,094
 Lillian Vernon Corp...................................          600          7,725
 Lilly Industry, Inc. Class A..........................        1,500         28,594
 Lindsay Manufacturer Co...............................          400          7,050
 *Liposome Co., Inc....................................        1,900         27,134

THE TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Litchfield Financial Corp.............................          300   $      4,922
 *Lithia Motors, Inc. Class A..........................          300          5,681
 *Littlefuse, Inc......................................        1,300         26,041
 *Lodgenet Entertainment Corp..........................          800          9,950
 *Loews Cineplex Entertainment Corp....................        1,800         17,213
 *Logic Devices, Inc...................................          300          1,041
 *Logility, Inc........................................        1,000          4,969
 *Lojack Corp..........................................        1,200          9,338
 Lone Star Industries, Inc.............................        1,200         42,750
 *Lone Star Steakhouse Saloon..........................        2,000         20,313
 *Lone Star Technologies, Inc..........................        1,500         23,344
 *Long Beach Financial Corp............................        1,500         21,422
 Longview Fibre Co.....................................        3,400         46,113
 *Loronix Information Systems, Inc.....................          200          1,988
 *Louis Dreyfus Natural Gas Corp.......................        1,200         23,400
 Luby's Cafeterias, Inc................................          900         15,300
 Lufkin Industries, Inc................................          300          5,034
 *Lumisy, Inc..........................................          600          2,325
 *Lunar Corp...........................................          600          4,969
 *Lydall, Inc. DE......................................        1,000         12,063
 *Lynx Therapeutics, Inc...............................          400          4,863
 M.A. Hanna Co.........................................        2,200         32,450
 *#M.H. Meyerson & Co., Inc............................          300          2,344
 MAF Bancorp, Inc......................................        1,400         32,156
 *MAI Systems Corp.....................................          500          1,906
 *MAXIMUS, Inc.........................................        1,200         35,700
 MDC Holdings, Inc.....................................          900         17,775
 *MEMC Electronic Materials, Inc.......................        1,200          9,900
 #MFB Corp.............................................          100          2,144
 *MGI Pharma, Inc......................................          600          6,300
 MI Schottenstein Homes, Inc...........................          600         11,625
 MMI Companies, Inc....................................          600         10,350
 MOCON, Inc............................................          300          1,725
 *MRV Communications, Inc..............................        1,700         19,869
 *MS Carriers, Inc.....................................          800         25,450
 MTS Systems Corp......................................        1,300         15,275
 *Mac-Gray Corp........................................          500          4,469
 *Mackie Designs, Inc..................................          300          1,500
 *MacNeal-Schwendler Corp..............................          900          5,175
 *Madden (Steven), Ltd.................................          500          5,359
 *Made2Manage Systems, Inc.............................          200          2,069
 Madison Gas & Electric Co.............................        1,000         21,094
 *Magainin Pharmaceuticals, Inc........................        1,400          2,231
 *#Magellan Health Services, Inc.......................        2,100         16,931
 *Magnetek, Inc........................................        2,100         21,263
 *Magnum Hunter Resources, Inc.........................        2,100          7,613
 *Mail-Well, Inc.......................................        3,200         47,400
 *Main Street & Main, Inc..............................          600          2,138
 *Mallon Resources Corp................................          500          4,375
 *Manchester Equipment Co., Inc........................          400          1,300
 *Manhattan Associates, Inc............................        1,700         15,247
 Manitowoc Co., Inc....................................          600         20,400
 *Manugistic Group, Inc................................        1,700         15,353
 *Mapics, Inc..........................................          800          7,550
 *Mapinfo Corp.........................................          300          5,663
 Marcus Corp...........................................          500          6,281
 *Marine Drilling Companies, Inc.......................        3,400         48,875
 *Marine Transport Corp................................        2,000          8,563
 *Mariner Post-Acute Network, Inc......................        4,600         10,350
 Maritrans, Inc........................................        1,100          6,325
 *Market Facts, Inc....................................          400         12,513
 *Marlton Technologies, Inc............................          500          2,344
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Marsh Supermarkets, Inc. Class B......................          200   $      2,500
 *Marshall Industries..................................          200          3,525
 *#Martek Biosciences Corp.............................        1,000         10,563
 *Marvel Enterprises, Inc..............................        2,300         20,413
 Massbank Corp. Reading, MA............................          100          3,750
 *Mastec, Inc..........................................        1,800         43,650
 *Matria Healthcare, Inc...............................        2,400         14,250
 *Matrix Pharmaceutical, Inc...........................        1,400          6,584
 *Matrix Service Co....................................          500          1,969
 Matthews International Corp.
   Class A.............................................          300          8,738
 *Mattson Technology, Inc..............................        1,000          7,188
 *Maverick Tube Corp...................................        1,000         12,969
 *Maxicare Health Plans, Inc...........................        1,800          8,944
 *Maxim Group, Inc.....................................          900          8,100
 *#Maxim Pharmaceuticals, Inc..........................          600          6,075
 *Maxwell Technologies, Inc............................          300          6,788
 *Maxxim Medical, Inc..................................          700         11,113
 *Maynard Oil Co.......................................          200          1,950
 *Mazel Stores, Inc....................................          600          5,700
 McGrath Rent Corp.....................................          600         11,325
 *McMoran Exploration Co...............................          600         10,838
 *McNaughton Apparel Group, Inc........................          500          3,031
 *McWhorter Technologies, Inc..........................          400          5,550
 *Meade Instruments Corp...............................          500          6,688
 *#Meadow Valley Corp..................................          200            925
 *Mechanical Dynamics, Inc.............................          300          1,913
 *Mecon, Inc...........................................          300          2,475
 *Medaphis Corp........................................        5,000         24,844
 *Medarex, Inc.........................................        3,100         12,884
 *Medco Research, Inc..................................          700         16,450
 Medford Bancorp, Inc..................................          600          9,900
 *Media 100, Inc.......................................          500          3,359
 *Media Arts Group, Inc................................          700          4,856
 *Medical Action Industries, Inc.......................          600          1,781
 *Medical Manager Corp.................................        1,400         69,213
 *Medicalcontrol, Inc..................................          200          1,688
 *Medirisk, Inc........................................          100          1,034
 *Medstone International, Inc..........................          200          1,456
 *Melita International Corp............................        1,100         15,984
 Mentor Corp. MN.......................................        1,200         19,125
 *Mentor Graphics Corp.................................        4,300         54,153
 Merchants Bancshares, Inc.............................          200          4,638
 *Meridian Data, Inc...................................          800          6,050
 Meridian Diagnostics, Inc.............................          900          6,975
 *Meridian Resource Corp...............................        2,300         12,363
 *Merit Medical Systems, Inc...........................          700          4,091
 *Merix Corp...........................................          300          1,800
 Merrill Corp..........................................        1,100         16,603
 *Mesa Air Group, Inc..................................        1,800         11,869
 *Mesa Labs, Inc.......................................          200            931
 *Mesaba Holdings, Inc.................................          600          8,906
 *Messagemedia, Inc....................................        2,000         17,813
 *Meta Group, Inc......................................          800         11,025
 *Metacreations Corp...................................        1,400          8,269
 *#Metal Management, Inc...............................        2,600          4,794
 *Metals USA, Inc......................................        4,500         51,750
 Methode Electronics, Inc. Class A.....................        1,800         33,019
 *#Metricom, Inc.......................................        1,200         11,850
 *Metro One Telecommunications, Inc....................          700         10,609
 *Metrocall, Inc.......................................        2,700          7,889
 *Metrologic Instruments, Inc..........................          500          6,000

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CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Metromedia International Group, Inc..................        3,500   $     29,094
 Michael Foods, Inc....................................        1,400         32,813
 *Michaels Stores, Inc.................................          900         24,131
 *Micro Warehouse, Inc.................................        2,100         32,616
 *Microcide Pharmaceuticals, Inc.......................          700          2,942
 *Micrografx, Inc......................................          800          5,325
 *Micros Systems, Inc..................................        1,000         31,375
 *Microsemi Corp.......................................          800          7,775
 *Microtest, Inc.......................................          300            797
 *Micro-Therapeutics, Inc..............................          300          2,569
 *Microtouch Systems, Inc..............................          500          7,344
 *Microwave Power Dynamics, Inc........................          700         10,588
 Mid America Banccorp..................................          700         16,975
 *Mid Atlantic Medical Services, Inc...................        3,200         33,200
 Midas, Inc............................................        1,100         34,444
 *Middleby Corp........................................          700          3,391
 *Midway Airlines Corp.................................          900          9,281
 *Midway Games, Inc....................................        1,500         15,938
 *Midwest Express Holdings, Inc........................          900         26,944
 *Midwest Grain Products, Inc..........................          600          5,588
 Mikasa, Inc...........................................          500          5,563
 *Mikohn Gaming Corp...................................          700          2,669
 *Miller Industries, Inc...............................        3,300         15,881
 Minntech Corp.........................................          300          4,153
 *#Miravant Medical Technologies.......................          900          6,778
 Mississippi Chemical Corp.............................        1,700         16,363
 *Mitcham Industries, Inc..............................          600          2,559
 Mitchell Energy & Development Corp. Class A...........        1,500         24,000
 Mobile America Corp...................................          500          1,922
 *Mobile Mini, Inc.....................................          500          6,563
 *Mobius Management Systems, Inc.......................          700          5,950
 *#Modacad, Inc........................................          300          2,934
 *Modtech Holdings, Inc................................          510          4,590
 *Molecular Biosystems, Inc............................        1,200          3,000
 *Monaco Coach Corp....................................          600         18,000
 *Monarch Dental Corp..................................        1,700          6,109
 *Mondavi (Robert) Corp. Class A.......................          500         16,891
 *Monro Muffler Brake, Inc.............................          400          3,388
 *Monterey Pasta Co....................................          600          1,519
 *Moog, Inc. Class A...................................          300          8,231
 Morgan Keegan, Inc....................................        2,100         38,719
 *Morgan Products, Ltd.................................          700          2,603
 Morrison Health Care, Inc.............................          500          9,781
 *Morrison Knudsen Corp................................        3,300         32,794
 *Mosaix, Inc..........................................          700          7,284
 *#Mossimo, Inc........................................        1,100         10,038
 *Mother's Work, Inc...................................          200          2,238
 *Motivepower Industries, Inc..........................        1,800         30,488
 *Motor Car Parts & Accessories, Inc...................          200          1,156
 Movado Group, Inc.....................................          500         12,063
 *Movie Gallery, Inc...................................          900          5,541
 *#Multiple Zones International, Inc...................          900          7,988
 *Musicland Stores Corp................................        2,300         20,413
 *Mutual Savings Bank FSB Bay City, MI.................          200          2,581
 Myers Industries, Inc.................................        1,200         27,450
 *Mylex Corp...........................................        1,300          6,866
 *Myriad Genetics, Inc.................................          500          5,156
 *Mysoftware Co........................................          200          3,369
 *NABI, Inc............................................        2,300          6,541
 NBT Bancorp...........................................          500         10,375
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *NBTY, Inc............................................        4,400   $     27,706
 NCH Corp..............................................          200         10,975
 *NCI Building Systems, Inc............................        1,200         30,300
 *NCS Healthcare, Inc..................................          800         10,900
 *NFO Worldwide, Inc...................................        1,400         19,863
 NL Industries, Inc....................................        2,100         22,313
 NN Ball & Roller, Inc.................................        1,500          8,438
 *NPC International, Inc...............................        1,600         27,900
 *NPS Pharmaceuticals, Inc.............................          800          5,600
 *NS Group, Inc........................................        1,500         10,688
 NUI Corp..............................................          700         17,413
 *Nanometrics, Inc.....................................          700          4,856
 *#Napro Biotherapeutics, Inc..........................        1,500          3,164
 Nash Finch Co.........................................          700          6,519
 *Nastech Pharmaceutical Co., Inc......................          300            797
 *Nathans Famous, Inc..................................          200            756
 *National Beverage Corp...............................        1,500         12,375
 *National City Bancorp................................          300          6,000
 *National Dentex Corp.................................          200          3,138
 *National Discount Brokers Group, Inc.................          900         41,850
 *National Home Health Care Corp.......................          500          2,172
 National Penn Bancshares, Inc.........................          800         18,125
 National Presto Industries, Inc.......................          500         18,656
 *National Record Mart, Inc............................          200          1,506
 *National RV Holdings, Inc............................          700         17,981
 National Steel Corp. Class B..........................        1,400         10,675
 National Technical Systems, Inc.......................          500          2,250
 *National Techteam, Inc...............................          700          3,741
 *Natural Alternatives International, Inc..............          300          1,078
 *Natural Microsystems Corp............................          700          4,288
 *Natural Wonders, Inc.................................          400          1,488
 Natures Sunshine Products, Inc........................          900         11,194
 *Nautica Enterprises, Inc.............................        2,400         38,850
 *#Navarre Corp........................................        1,600         19,400
 *Navigant International, Inc..........................        1,300         10,542
 *Neff Corp. Class A...................................          500          6,594
 Nelson (Thomas), Inc..................................          500          4,906
 *Neopath, Inc.........................................          900          3,572
 *Neose Technologies, Inc..............................          400          4,388
 *#Neotherapeutics, Inc................................          300          3,844
 *Netopia, Inc.........................................          600         16,838
 *Netrix Corp..........................................        1,100          3,644
 *Netspeak Corp........................................          800          8,350
 *Network Computing Devices, Inc.......................        1,600          7,600
 *Network Equipment Technologies, Inc..................        1,400         14,525
 *#Network Peripherals, Inc............................          800         11,575
 *Neurocrine Biosciences, Inc..........................        1,200          6,525
 *Neurogen Corp........................................          900         11,194
 *New Century Financial Corp...........................          500          7,297
 New England Business Services, Inc....................          600         16,313
 *New Horizons Worldwide, Inc..........................          300          6,019
 *New Mexico & Arizona Land Co.........................          500          3,750
 *Newpark Resources, Inc...............................        4,100         36,900
 #Newport Corp.........................................          600          9,113
 *Newsedge Corp........................................        1,100          9,316
 *Nexstar Pharmaceuticals, Inc.........................        1,900         32,953
 *#Niagara Corp........................................          500          3,578
 *Nichols Research Corp................................          900         18,338
 *Nine West Group......................................        1,000         27,750
 *Nitinol Medical Technologies, Inc....................        1,000          3,125
 *Nobel Learning Communities, Inc......................          600          3,300

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CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Nobility Homes.......................................          200   $      1,769
 *Noodle Kidoodle, Inc.................................          500          3,234
 Norrell Corp..........................................        1,800         33,413
 *Norstan, Inc.........................................          700          7,897
 *Nortek, Inc..........................................          800         24,500
 *North American Scientific, Inc.......................        1,000          7,313
 *North Face, Inc......................................          500          4,484
 *Northfield Laboratories, Inc.........................          900         10,856
 Northland Cranberries, Inc. Class A...................        1,800         16,256
 Northwest Bancorp, Inc................................        2,500         23,672
 Northwest Natural Gas Co..............................        1,600         38,400
 *Northwest Pipe Co....................................          600         10,313
 Northwestern Corp.....................................          700         18,375
 *Novadigm, Inc........................................        1,100          8,284
 *Novametrix Medical Systems, Inc......................          600          2,588
 *Novavax, Inc.........................................          900          3,769
 *Noven Pharmaceuticals, Inc...........................        1,400          8,575
 *Nstor Technology.....................................        1,700          5,100
 *Nu Horizons Electronics Corp.........................          600          3,713
 *Nuevo Energy Co......................................        1,300         19,825
 *Number Nine Visual Technology Corp...................          700          1,772
 *Numerex Corp. Class A................................          600          2,231
 *O'Charleys, Inc......................................        1,500         19,594
 O'Sullivan Corp.......................................        1,100          9,763
 *O'Sullivan Industries Holdings, Inc..................          500          8,313
 *OAO Technology Solutions, Inc........................        1,100          4,469
 *ODS Networks, Inc....................................        1,200          4,125
 OEA, Inc..............................................        1,300         13,081
 *OEC Medical Systems, Inc.............................          800         19,100
 *OMNI Energy Services Corp............................        1,000          4,375
 *OSI Pharmaceutical, Inc..............................        1,500          8,250
 *OSI Systems, Inc.....................................        1,000          5,375
 *Oak Industries, Inc..................................        1,100         53,006
 *Oak Technology, Inc..................................        2,600          9,059
 *Oakley, Inc..........................................        3,600         29,250
 Oakwood Homes Corp....................................        2,800         35,000
 *Object Design, Inc...................................        1,800          6,469
 *Objective Systems Integrators, Inc...................        1,400          4,003
 *Ocean Energy, Inc....................................        1,900         18,763
 Ocean Financial Corp..................................        1,000         17,531
 *Oceaneering International, Inc.......................        1,400         21,613
 *Ocular Sciences, Inc.................................          900         27,534
 *Ocwen Financial Corp.................................        4,000         34,750
 *Odwalla, Inc.........................................          300          2,419
 *Offshore Logistics, Inc..............................        1,400         15,794
 *Old Dominion Freight Lines, Inc......................          400          4,700
 *Olin Corp............................................        2,000         26,500
 Olsten Corp...........................................        3,400         30,175
 *Olympic Steel, Inc...................................        1,000          7,688
 Omega Financial Corp..................................          600         21,075
 *Omega Health System, Inc.............................          800          6,075
 *#Omnipoint Corp......................................        3,400         59,181
 *Omtool, Ltd..........................................        1,300          4,956
 *On Assignment, Inc...................................          700         18,113
 *On Command Corp......................................        1,500         20,953
 *On Technology Corp...................................          600            909
 *On-Point Technology Systems, Inc.....................          900          2,616
 *One Price Clothing Stores, Inc.......................          700          2,877
 Oneida, Ltd...........................................        1,000         25,688
 *#Onsale, Inc.........................................          800         15,525
 *Ontrack Data International, Inc......................          500          2,328
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Onyx Acceptance Corp.................................          300   $      2,372
 *Onyx Pharmacueticals, Inc............................          700          5,644
 *Open Market, Inc.....................................        2,300         28,606
 *Open Plan Systems, Inc...............................          200            556
 *Openroute Networks, Inc..............................          600          2,156
 *Opta Food Ingredients, Inc...........................          700          2,286
 *Optek Technology, Inc................................          300          7,556
 *Opti, Inc............................................          700          4,441
 *#Optical Cable Corp..................................        1,500         16,594
 Optical Coating Laboratory, Inc.......................          800         51,950
 *Optika Imaging Systems, Inc..........................          700          4,288
 *Orange Co., Inc......................................          500          2,563
 *Orcad, Inc...........................................          600          4,969
 Oregon Steel Mills, Inc...............................        1,700         23,269
 *#Organogenesis, Inc..................................        1,900         21,019
 *Oroamerica, Inc......................................          300          2,297
 *Orphan Medical, Inc..................................          300          2,053
 *Ortel Corp...........................................          800          8,600
 *Orthodontic Centers of America, Inc..................        2,900         34,981
 *Orthologic Corp......................................        2,300          6,145
 Oshkosh B'Gosh, Inc. Class A..........................          800         15,800
 Oshkosh Truck Corp. Class B...........................          500         19,781
 *#Osicom Technologies, Inc............................          900          8,325
 *Osmonics, Inc........................................          900         10,575
 *Osteotech, Inc.......................................          700         24,806
 Ottawa Financial Corp.................................          200          4,500
 Otter Tail Power Co...................................          400         15,625
 *Outsource International, Inc.........................          400          1,794
 *Overland Data........................................          500          3,156
 Owens & Minor, Inc....................................        2,100         22,838
 Owosso Corp...........................................          300          1,575
 Oxford Industries, Inc................................          600         16,650
 *P-Com, Inc...........................................        4,200         18,572
 *PAM Transportation Services, Inc.....................          400          3,625
 *PC Quote, Inc........................................          700          5,906
 *PLM International, Inc...............................          500          3,000
 *PMR Corp.............................................          500          1,953
 *PRI Automation, Inc..................................        1,000         24,500
 *PSC, Inc.............................................          800          8,000
 *PSW Technologies, Inc................................          500          1,617
 PXRE Corp.............................................          900         16,763
 *Pacific Gateway Exchange, Inc........................        1,200         47,213
 *Pacific Sunwear of California, Inc...................        1,400         52,588
 *Pagasus Systems, Inc.................................          600         20,869
 *Paging Network, Inc..................................        6,700         22,194
 *Pairgain Technologies, Inc...........................        4,600         56,781
 *Palm Harbor Homes, Inc...............................        1,000         21,438
 *Pameco Corp..........................................        1,000          7,813
 *Panera Bread CO......................................          700          4,900
 *Parexel International Corp...........................        1,600         38,250
 Park Electrochemical Corp.............................          700         16,756
 *Parker Drilling Co...................................        5,400         16,875
 *#Parkervision, Inc...................................          300          9,225
 *Park-Ohio Holdings Corp..............................          700         11,331
 *Pathogenesis Corp....................................          700          9,909
 #Patina Oil & Gas Corp................................        1,400          7,175
 Patrick Industries, Inc...............................          300          3,900
 *Patterson Energy, Inc................................        2,100         17,423
 *Paul Harris Stores, Inc..............................          700          4,528
 Paula Financial, Inc..................................          300          2,578
 *Paxar Corp...........................................        3,100         28,094
 *Paxson Communications Corp...........................        2,400         31,050

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CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *#Peapod, Inc.........................................        1,100   $      9,866
 *#Pediatrix Medical Group, Inc........................        1,100         24,819
 *Pegasus Communications Corp. Class A.................          700         33,031
 *#Pegasystems, Inc....................................        1,900         15,972
 Penford Corp..........................................          500          6,578
 *Penn National Gaming, Inc............................          600          5,606
 *Penn Treaty American Corp............................          500         12,594
 Penn-America Group, Inc...............................          600          6,600
 Pennfed Financial Services, Inc.......................          600          8,738
 Pennsylvania Enterprises, Inc.........................          700         20,300
 *Penske Motorsports, Inc..............................          300         14,709
 *Pentacon, Inc........................................          400          1,975
 *Penton Media, Inc....................................        1,400         28,088
 Peoples Bancor........................................        2,000         20,813
 Peoples Bancshares, Inc. Massachusetts................          200          3,888
 *Perceptron, Inc......................................          400          2,025
 *Performance Food Group Co............................          800         19,125
 *Performance Technologies, Inc........................          500          7,344
 *Perfumania, Inc......................................          500          1,734
 *Pericom Semiconductor Corp...........................          500          4,172
 *Perini Corp..........................................          500          2,500
 *Periphonics Corp.....................................          900          9,619
 *Perrigo Co...........................................        3,700         33,878
 *Personnel Group of America, Inc......................        2,100         23,888
 *Pervasive Software, Inc..............................          600         10,144
 *Petco Animal Supplies, Inc...........................        1,400         19,731
 *Petroglyph Energy, Inc...............................          500          1,359
 *Petroleum Development Corp...........................        1,600          7,275
 *Pharmaceutical Products Development Service Co.......          900         23,906
 *Pharmaceutical Resources, Inc........................        1,500         11,531
 *Pharmacopeia, Inc....................................        1,200         10,613
 *Pharmacyclics........................................          800         14,850
 *Pharmanetics, Inc....................................          400          1,800
 *Pharmchem Laboratories, Inc..........................          300            778
 *Phar-Mor, Inc........................................          800          3,825
 *#Philadelphia Consolidated Holding Corp..............          800         19,075
 Philadelphia Suburban Corp............................        1,800         39,600
 *Phillips (R.H.), Inc.................................          300            984
 Phillips-Van Heusen Corp..............................        1,900         16,625
 *Phoenix International, Ltd...........................        1,000          6,281
 Phoenix Investment Partners, Ltd......................        2,200         21,588
 *Phoenix Technologies, Ltd............................        1,700         18,488
 *Photon Dynamics, Inc.................................          500          4,445
 *Photronics, Inc......................................        1,600         31,700
 *Phycor, Inc..........................................        4,300         30,167
 *Physician Reliance Network, Inc......................        3,100         28,966
 Piccadilly Cafeterias, Inc............................          700          7,438
 *Pico Holdings, Inc...................................          300          6,075
 *Picturetel Corp......................................        2,500         22,109
 *Pierce Leahy Corp....................................          700         17,369
 *Piercing Pagoda, Inc.................................          600          7,350
 Pilgrim Pride Corp....................................        2,800         57,925
 Pillowtex Corp........................................          900         14,625
 *Pinnacle Systems, Inc................................          700         36,006
 Pioneer Group, Inc....................................        1,700         29,750
 Pioneer Natural Resources Co..........................        3,000         32,625
 Pioneer Standard Electronics, Inc.....................        1,700         16,628
 Pitt-Des Moines, Inc..................................          300          7,575
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Pittston Co. Burlington Group.........................        1,300   $     14,056
 *Plains Resources, Inc................................        1,100         18,906
 *Planar Systems, Inc..................................        1,100          8,869
 *#Planet Hollywood, Inc...............................        6,500          5,688
 *Plasma-Therm, Inc....................................          600          1,838
 *Play By Play Toys and Novelties, Inc.................          500          2,625
 *Playboy Enterprises, Inc. Class B....................        1,000         29,125
 *Players International, Inc...........................        2,100         13,716
 *Plexus Corp..........................................        1,000         30,625
 Pocahontas Bancorp, Inc...............................          300          2,156
 #Pogo Producing Co....................................        2,600         47,613
 *Polycom, Inc.........................................        1,900         48,569
 *Polymedica Industries, Inc...........................          600          5,194
 *Polyvision Corp......................................          600          1,763
 *Pomeroy Computer Resource, Inc.......................          700          9,975
 Pope & Talbot, Inc....................................          900          9,000
 *#Possis Medical, Inc.................................          800          8,725
 *Powerhouse Technologies, Inc.........................          700         12,928
 *Power-One, Inc.......................................          200          3,269
 *Powertel, Inc........................................        1,600         39,700
 *Powerwave Technologies, Inc..........................        1,100         25,369
 *Praegitzer Industries, Inc...........................          800          4,350
 *Precision Response, Corp.............................        1,100          6,463
 Premier Bancshares, Inc...............................          800         16,650
 *Premiere Technologies, Inc...........................        3,000         46,125
 *Premisys Communications, Inc.........................        1,600         13,850
 *Pre-Paid Legal Services, Inc.........................        1,400         37,188
 Presidential Life Corp................................        2,100         38,522
 *Presstek, Inc........................................        2,100         14,766
 *#Preview Travel, Inc.................................        1,000         17,313
 *Price Communications Corp............................        1,875         26,719
 *Pride International, Inc.............................        3,000         31,313
 *Primark Corp.........................................        1,100         29,769
 Prime Bancorp, Inc....................................          800         21,550
 *Prime Hospitality Corp...............................        3,100         32,356
 *Prime Medical Services, Inc..........................        1,200          8,963
 *Primus Telecommunications Group, Inc.................        1,800         29,981
 *Printrak International, Inc..........................          700          4,681
 *Printronix, Inc......................................          300          4,238
 *Procom Technology, Inc...............................          700          3,041
 *Programmers Paradise, Inc............................          500          5,469
 Progress Financial Corp...............................          300          5,006
 *Progress Software Corp...............................        1,100         28,738
 *Project Software & Development, Inc..................          600         17,100
 *ProMedCo Management Company..........................        1,400          5,731
 *Prophet 21, Inc......................................          100            894
 *Protection One, Inc..................................        5,000         27,500
 *Protein Design Labs, Inc.............................        1,200         23,475
 *Protocol Systems, Inc................................          800          7,625
 *Provant, Inc.........................................        3,000         47,250
 *#Provident American Corp.............................          400         10,375
 Provident Bankshares Corp.............................        1,680         38,955
 *Provident Financial Holdings, Inc....................          200          3,719
 *Proxim, Inc..........................................          700         26,775
 *#Proxymed, Inc.......................................        1,200         16,163
 Psychemedics Corp.....................................          700          3,413
 Public Service Co. of New Mexico......................        2,700         56,025
 Public Service Co. of North Carolina..................          600         17,400
 *Pulsepoint Communications Corp.......................          200          1,081
 *Puma Technology, Inc.................................        1,100          5,569
 *#Pure World, Inc.....................................          550          2,372

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CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *QMS, Inc.............................................          700   $      3,106
 *QRS Corp.............................................          600         44,550
 *Qad, Inc.............................................        2,100          7,284
 *Quaker Fabric Corp...................................          800          4,025
 *Quality Dining, Inc..................................          800          2,450
 *Quality Systems, Inc.................................          300          1,744
 Quanex Corp...........................................          200          5,225
 *Quest Diagnostics, Inc...............................        1,900         48,569
 *Quest Educational Corporation........................          400          4,488
 *Quidel Corp..........................................          700          1,619
 *#Quigley Corp........................................          900          4,458
 *Quintel Entertainment, Inc...........................          500            820
 Quipp, Inc............................................          100          1,375
 Quixote Corp..........................................          400          5,250
 *R H Donnelley Corp...................................        2,000         38,000
 *RCM Technologies, Inc................................          700         10,128
 *RF Monolithics, Inc..................................          300          2,072
 RLI Corp..............................................          700         26,031
 RPC, Inc..............................................        1,100          9,900
 *#RTI International Metals, Inc.......................        1,500         19,969
 *RTW, Inc.............................................          600          3,825
 *Racing Champions Corp................................        1,000         17,250
 *Radiance Medical Systems, Inc........................        1,000          2,813
 *Radiant Systems, Inc.................................        1,100         13,784
 *Ragen Mackenzie Group, Inc...........................          900          9,450
 *Railamerica, Inc.....................................          600          5,813
 *Railtex, Inc.........................................          300          4,163
 *Rainbow Technologies, Inc............................          800          7,975
 *Rainforest Cafe, Inc.................................        1,700          9,191
 *Ralcorp Holdings, Inc................................        2,100         39,638
 Ramapo Financial Corp.................................          400          4,925
 #Range Resources Corp.................................        1,900          9,144
 *Rare Hospitality International, Inc..................          500         11,438
 *#Rare Medium Corp....................................        1,800         21,375
 *Rawlings Sporting Goods, Inc.........................          500          4,984
 *Raytel Med Corp......................................          400          2,063
 *Read-Rite Corp.......................................        2,400         15,750
 *#Recoton Corp........................................          800          7,988
 *Red Roof Inns, Inc...................................        1,600         28,800
 *#Redhook Ale Brewery, Inc............................          400          1,588
 Regal Beloit Corp.....................................        1,400         32,550
 *Regeneron Pharmaceuticals, Inc.......................        1,400          9,953
 *Rehabcare Group, Inc.................................          100          2,150
 *Rehabilicare, Inc....................................          700          2,144
 Reliance Bancorp, Inc.................................          300          8,391
 Reliance Steel and Aluminum Co........................          600         21,375
 *Remec, Inc...........................................        1,500         19,453
 *Remedy Corp..........................................        1,900         36,278
 *Renaissance Worldwide, Inc...........................        3,600         25,875
 *Renex Corp...........................................          500          2,344
 *Rent-A-Center, Inc...................................        1,600         41,250
 *Rental Service Corp..................................        1,600         38,200
 *Rentrak Corp.........................................          500          1,984
 *Rent-Way, Inc........................................        1,100         27,638
 *Repligen Corp........................................          400          1,150
 Republic Bancorp, Inc.................................        2,228         28,616
 *Republic Bankshares, Inc.............................          300          5,756
 *Republic First Bancorp, Inc..........................          600          4,575
 Republic Group, Inc...................................          800         14,300
 Republic Security Financial Corp......................        3,000         25,031
 *#Res-Care, Inc.......................................        1,300         27,138
 *Resound Corp.........................................        1,300          9,973
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Resource America, Inc.................................        1,400   $     20,169
 Resource Bancshares Mortgage Group, Inc...............        1,500         15,609
 *Respironics, Inc.....................................        2,100         33,863
 *Restrac, Inc.........................................          700          3,369
 *Rex Stores Corp......................................          500         10,313
 *Ribozyme Pharmaceuticals.............................          500          2,586
 *Richfood Holdings, Inc...............................        2,900         37,156
 *Riddell Sports, Inc..................................          500          1,500
 Riggs National Corp...................................        2,000         33,188
 *Right Management Consultants, Inc....................          300          4,988
 *Rimage Corp..........................................          200          2,556
 Rivianna Foods, Inc...................................          600         12,075
 *Roadhouse Grill, Inc.................................          100            672
 Roadway Express, Inc..................................        1,300         25,106
 Roanoke Electric Steel Corp...........................          700         11,200
 Robbins & Myers, Inc..................................          700         16,713
 *Roberts Pharmaceutical Corp..........................        1,600         30,400
 *Robertson-Ceco Corp..................................          500          5,500
 *#Robotic Vision Systems, Inc.........................          700          2,002
 *Rock Bottom Restaurants, Inc.........................          500          4,492
 Rock-Tenn Co. Class A.................................        1,200         18,150
 *Rocky Shoes & Boots, Inc.............................          300          2,016
 *Rofin-Sinar Technologies, Inc........................          600          4,931
 *Rogers Corp..........................................          500         14,250
 *Rogue Wave Software, Inc.............................          500          4,375
 *Rohn Industries, Inc.................................        1,400          2,056
 Rollins Truck Leasing Corp............................        2,900         31,538
 Rollins, Inc..........................................        2,000         33,625
 *Romac International, Inc.............................        2,200         31,694
 Rouge Industries, Inc. Class A........................          700          6,125
 Rowe Furniture Corp...................................          800          8,500
 *Royal Appliance Manufacturing Co.....................        1,300          5,850
 Ruby Tuesday, Inc.....................................        1,600         29,700
 *Rural Cellular Corp. Class A.........................          300          4,894
 *Rural/Metro Corp.....................................          700          5,206
 *Rush Enterprises, Inc................................          500          7,969
 Russ Berrie & Co., Inc................................        1,100         28,256
 *Rwd Technologies, Inc................................        1,100         17,600
 *Ryans Family Steak Houses, Inc.......................        2,600         30,063
 Ryland Group, Inc.....................................        1,000         27,813
 *S3, Inc..............................................        3,100         20,828
 *SAGA Systems, Inc....................................        1,000         11,750
 *SBE, Inc.............................................          100            525
 *SBS Technologies, Inc................................          200          3,700
 *SCC Communications Corp..............................          200            781
 *SCP Pool Corp........................................          800         15,200
 SCPIE Holdings, Inc...................................          500         14,250
 *SED International Holdings, Inc......................          500          1,266
 SEMCO Energy, Inc.....................................          500          7,063
 *SMC Corp.............................................          300          1,556
 *SPR, Inc.............................................          200          1,344
 *SPSS, Inc............................................          500         11,766
 *STAR Telecommunications, Inc.........................        2,900         25,919
 *STM Wireless, Inc. Class A...........................        1,000          2,688
 *#Sabratek Corp.......................................          600         13,650
 *Safeskin Corp........................................        2,400         30,000
 *Safety 1st, Inc......................................          500          2,656
 *Saga Communications, Inc. Class A....................          600         11,925
 *Salton/Maxim Housewares, Inc.........................          500         21,375
 *Samsonite Corp.......................................          500          3,156
 *San Filippo (John B.) & Son, Inc.....................          500          1,734

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CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *#Sanchez Computer Associates, Inc....................          800   $     54,850
 Sanderson Farms, Inc..................................          900         11,981
 *Sandisk Corp.........................................        1,300         40,625
 *Sangstat Medical Corp................................        1,000         13,844
 *Santa Cruz Operation, Inc............................        2,400         14,175
 *Santa Fe Snyder Corp.................................        2,350         19,975
 *Satcon Technology Corp...............................          500          3,844
 *Savoir Technology Group, Inc.........................          500          4,844
 *Sawtek, Inc..........................................        1,400         55,650
 *Sbarro, Inc..........................................          600         16,350
 *ScanSource, Inc......................................          300          6,281
 Schawk, Inc. Class A..................................          500          5,969
 *#Schick Technologies, Inc............................          500          2,203
 *Schlotzskys, Inc.....................................          500          5,219
 *Schmitt Industries, Inc..............................          500          1,438
 Schulman (A.), Inc....................................        1,000         16,688
 Schweitzer-Maudoit Int'l, Inc.........................          500          7,656
 *Scientific Games Holdings Corp.......................          700         12,556
 *Scios-Nova, Inc......................................        2,500          9,023
 Scotsman Industries, Inc..............................          500         10,281
 *Scott Technologies, Inc..............................          400          7,563
 *Seachange International, Inc.........................          500          4,875
 *Seacor Smit, Inc.....................................          500         24,813
 *Seattle Filmworks, Inc...............................        1,100          3,541
 *Secure Computing Corp................................          700          2,636
 *Seeq Technology, Inc. DE.............................        1,600          4,775
 *Segue Software, Inc..................................          400          2,538
 *Seibels Bruce Group, Inc.............................          400          1,950
 *Seitel, Inc..........................................        1,400         22,138
 Selective Insurance Group, Inc........................        1,400         26,250
 *#Selfcare, Inc.......................................          500          1,500
 *Semitool, Inc........................................          700          5,972
 *Semtech Corp.........................................          300         12,563
 *Sensory Science Corp.................................          500          1,438
 *Sequent Computer Systems, Inc........................        2,200         28,738
 *Service Experts, Inc.................................        2,000         37,125
 *Sharper Image Corp...................................          400          3,625
 *Shaw Group, Inc......................................          500          6,531
 *Sheffield Medical Technologies, Inc..................        1,600          4,500
 *Shells Seafood Restaurants, Inc......................          300          1,322
 *Shoe Carnival, Inc...................................          500          8,094
 *#Shop At Home, Inc...................................        1,700         14,928
 *Shorewood Packaging Corp.............................        1,100         18,838
 *Shuffle Master, Inc..................................          700          4,856
 *Sierra Health Services, Inc..........................          800         12,200
 Sierrawest Bancorp....................................          200          6,256
 *Sight Resource Corp..................................          200            781
 *Sigma Designs, Inc...................................          700          4,572
 *Signature Eyewear, Inc...............................          200            775
 *Silgan Holdings, Inc.................................          600         12,113
 *Silicon Storage Technology, Inc......................        1,200          5,888
 *Silicon Valley Bancshares............................        1,200         22,988
 *Silicon Valley Group, Inc............................        1,600         22,100
 *Silverleaf Resorts, Inc..............................          600          4,650
 *Simon Transportation Services, Inc...................          300          1,744
 Simpson Industries, Inc...............................        1,300         13,081
 *Simula, Inc..........................................          900          4,838
 *Sipex Corp...........................................          500          8,094
 *Sirena Apparel Group, Inc............................          300          1,284
 *Sitel Corp...........................................        3,200          8,800
 *SkyePharma P.L.C. ADR................................          116          1,004
 *#SkyMall, Inc........................................          400          4,338
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Skywest, Inc..........................................        1,200   $     27,825
 Smart & Final Food, Inc...............................          900          8,606
 *Smart Modular Technologies, Inc......................        2,300         34,859
 Smith (A.O.) Corp.....................................        1,500         36,563
 Smucker (J.M.) Co. Class A............................          600         12,413
 Smucker (J.M.) Co. Class B............................          600         10,500
 *Sodak Gaming, Inc....................................          900          8,269
 *Sola International, Inc..............................        1,000         16,688
 *Sonic Corp...........................................        1,100         30,284
 *Sonic Solutions......................................          500          2,453
 *Sonus Pharmaceuticals, Inc...........................          400          2,363
 *Sound Advice, Inc....................................          200            622
 *#Source Media, Inc...................................          500          8,203
 South Jersey Industries, Inc..........................          500         14,000
 *Southern Energy Homes, Inc...........................        1,100          5,088
 *Southern Union Co....................................        1,200         27,150
 *Southwall Technologies, Inc..........................          400          1,269
 *Southwest Bancorporation of Texas, Inc...............        1,700         28,688
 Southwest Water Co....................................          200          2,950
 Southwestern Energy Co................................        1,200         11,325
 *Spacehab, Inc........................................          600          3,281
 *Spacelabs Medical, Inc...............................          400          6,225
 Spartan Motors, Inc...................................          400          2,313
 *Sparton Corp.........................................          700          4,331
 *Spatial Technology, Inc..............................          800          3,000
 *Specialty Equipment Co., Inc.........................          600         17,400
 *#SpectraLink Corp....................................        1,700          6,853
 *Spectran Corp........................................          400          3,681
 *Spectranetics Corp...................................        1,000          2,594
 *Spectra-Physics Laser, Inc...........................          100            803
 *Spectrian Corp.......................................          400          5,050
 *Spectrum Control, Inc................................          500          3,094
 *SpectRx, Inc.........................................          700          5,294
 *SpeedFam-IPEC, Inc...................................        1,452         18,967
 *Speizman Industries, Inc.............................          200            650
 *Splash Technology Holdings, Inc......................          700          5,556
 *Sport Supply Group, Inc..............................          500          5,250
 *Sports Authority, Inc................................        2,200         11,000
 *Sportsman's Guide, Inc...............................          200          1,003
 *Spyglass, Inc........................................          600         11,569
 St. Joseph Light & Power Co...........................          300          6,206
 St. Mary Land & Exploration Co........................          700         13,869
 *Staar Surgical Co....................................        1,000         11,875
 *Staff Leasing, Inc...................................          700          7,984
 *Staffmark, Inc.......................................          900          9,816
 *Standard Management Corp.............................          200          1,294
 *Standard Microsystems Corp...........................          600          4,688
 Standard Motor Products, Inc. Class A.................          500         11,906
 Standard Pacific Corp. DE.............................        1,500         19,688
 Standard Products Co..................................          500         11,156
 Standex International Corp............................          500         13,063
 *Stanford Telecommunications, Inc.....................          500         11,656
 *Star Buffet, Inc.....................................          200          1,213
 *#Starter Corp........................................          800          1,000
 State Auto Financial Corp.............................        2,500         30,469
 Steel Technologies, Inc...............................          600          5,381
 *Stein Mart, Inc......................................        2,300         21,131
 *Steinway Musical Instruments, Inc....................          600         13,988
 Stepan Co.............................................          500         12,344
 *Stericycle, Inc......................................          600          7,838

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CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Sterigenics Intl, Inc................................          400   $      6,300
 Sterling Bancorp......................................          600         12,300
 Sterling Bancshares...................................        1,200         15,075
 *Sterling Vision, Inc.................................          700          2,734
 Stewart & Stevenson Services, Inc.....................        1,400         15,531
 Stewart Information Services Corp.....................          600         11,663
 *Stimsonite Corp......................................          400          4,013
 Stone & Webster, Inc..................................          700         17,150
 *Stone Energy Corp....................................          500         18,844
 *Strattec Security Corp...............................          200          6,163
 Strayer Ed, Inc.......................................          500         14,656
 Stride Rite Corp......................................        3,900         40,706
 Sturm Ruger & Co., Inc................................        1,900         21,256
 *Suburban Lodges of America, Inc......................          600          4,031
 *Success Bancshares, Inc..............................          100          1,088
 *Successories, Inc....................................          500          1,563
 *#Sugen, Inc..........................................        1,000         20,563
 *Summit Design, Inc...................................          800          2,113
 *#Sunbeam Corp........................................        3,300         23,306
 *Sungard Data Systems, Inc............................          123          4,305
 *Sunglass Hut International, Inc......................        3,100         47,081
 *Sunquest Information Systems, Inc....................        1,100         14,506
 *#Sunrise Assisted Living, Inc........................           99          3,718
 *Sunrise Medical, Inc.................................          700          5,819
 *#Sunrise Technologies International, Inc.............        1,700         22,047
 *Sunterra Corp........................................        2,300         31,194
 *Superconductor Technologies, Inc.....................          400          1,125
 *Supergen, Inc........................................        1,100         19,147
 *Superior Consultant Holdings Corp....................          200          7,475
 *Superior Energy Services, Inc........................        2,000          9,375
 Superior Surgical Manufacturing Co., Inc..............          500          6,750
 Superior Telecom, Inc.................................          800         23,700
 *Supertex, Inc........................................          500          4,719
 *Suprema Specialties, Inc.............................          200          1,231
 *Supreme Industries, Inc..............................          200          1,938
 *Swift Energy Corp....................................          800         10,350
 *Swiss Army Brands, Inc...............................          700          5,797
 *Sybase, Inc..........................................        4,100         39,847
 *Symmetricom, Inc.....................................          800          5,050
 *Symons International Group, Inc......................          500          2,391
 *Syms Corp............................................          200          1,588
 Synalloy Corp. DE.....................................          300          2,475
 *Synaptic Pharmaceutical Corp.........................          500          3,031
 *Syncor International Corp. DE........................          500         16,938
 *#Syntel, Inc.........................................        1,800         19,463
 *Synthetech, Inc......................................          900          5,091
 *System Software Associates, Inc......................        1,400          2,822
 *Systemax, Inc........................................        2,300         31,338
 *Systems & Computer Technology Corp...................        1,600         26,150
 *TALK.com, Inc........................................        2,000         20,688
 *TBC Corp.............................................        1,100          7,803
 TCBY Enterprises, Inc.................................          700          4,638
 *TCSI Corp............................................          700          1,827
 *TESSCO Technologies, Inc.............................          200          4,325
 TJ International, Inc.................................          500         13,563
 *TRM Copy Centers Corp................................          400          2,475
 *#TRO Learning, Inc...................................          600          3,713
 *#TSI International, Inc..............................          900         19,856
 TSI, Inc. MN..........................................          600          6,338
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *TSR, Inc.............................................          300   $      2,250
 *Taco Cabana, Inc.....................................          500          5,297
 *Take Two Interactive Software........................        1,200          9,788
 *Tandy Brand Accessories, Inc.........................          300          4,772
 *Tandy Crafts, Inc....................................          600          2,025
 *Targeted Genetics Corp...............................        1,000          1,641
 *Tarrant Apparel Group................................          700         21,306
 Tasty Baking Co.......................................          700          8,750
 *#Tava Technologies, Inc..............................          900          6,595
 *Techne Corp..........................................        1,200         30,150
 *Technisource, Inc....................................          200          1,188
 Technitrol, Inc.......................................          500         14,875
 *Technology Solutions Corp............................        1,200         11,138
 *Tegal Corp...........................................          500          1,734
 Tejon Ranch Co........................................          500         13,313
 *Tekelec..............................................        2,700         27,253
 *Telcom Semiconductor, Inc............................        1,300          7,434
 *Telescape International, Inc.........................          300          2,334
 *Teletech Holdings, Inc...............................        2,900         21,659
 *Teltrend, Inc........................................          300          5,681
 Telxon Corp...........................................        1,000         10,469
 *Tera Computer Co.....................................          800          4,025
 *Terex Corp...........................................          600         18,563
 Terra Industries, Inc.................................        3,800         14,963
 *Tesoro Petroleum Corp................................        1,600         18,900
 *Tesseract Group, Inc.................................          500          1,703
 *Tetra Tech, Inc......................................        1,400         29,750
 *Texas Biotechnology Corp.............................        2,400          9,450
 Texas Industries, Inc.................................        1,100         40,013
 *Texas Micro, Inc.....................................          700          4,441
 Texas Regional Banchshares, Inc. Class A..............          300          8,175
 The Dexter Corp.......................................        1,500         58,125
 *Theragenics Corp.....................................        1,200          9,000
 *Thermedics, Inc......................................        1,800         15,525
 *Thermo Bioanalysis Corp..............................          700         12,775
 *Thermo Cardiosystems, Inc............................        1,500         17,906
 *Thermo Ecotek Corp...................................        1,000         10,625
 *#Thermo Fibertek, Inc................................        2,500         18,594
 *Thermo Optek Corp....................................          500          5,125
 *Thermo Power Corp....................................          500          5,781
 *Thermo Sentron, Inc..................................          800         10,600
 *Thermolase Corp......................................        1,200          2,850
 *ThermoQuest Corp.....................................        2,500         31,875
 *Thermotrex Corp......................................          700          5,731
 Thor Industries, Inc..................................          500         13,156
 *Thoratec Laboratories Corp...........................          800          6,600
 *#Thrustmaster, Inc...................................          200          4,931
 *Timberland Bancorp, Inc..............................          400          4,588
 Timberline Software Corp..............................          400          6,750
 *Titan Corp...........................................        2,200         17,463
 Titan International, Inc..............................          600          5,625
 *Titan Pharmaceuticals, Inc...........................          500          1,500
 #Titanium Metals Corp.................................        1,600         11,200
 *Tokheim Corp.........................................          500          4,938
 *Tollgrade Communications, Inc........................          300          4,613
 *Topps, Inc...........................................        2,800         17,763
 Toro Co...............................................          500         16,781
 *Total Entertainment Restaurant Corp..................          500          1,563
 *Toymax International, Inc............................          300          1,613
 *#Trans World Airlines, Inc...........................        3,500         18,156
 *Trans World Entertainment Corp.......................        3,000         38,063

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CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Transaction Network Services, Inc....................          400   $     10,650
 *Transcoastal Marine Services, Inc....................          500          2,172
 *#Transkaryotic Therapies, Inc........................          600         18,038
 *Transmation, Inc.....................................          300          1,078
 *Transmedia Network, Inc..............................          100            375
 *Transmontaigne Oil Co................................        1,500         21,188
 *Transportation Components, Inc.......................        1,300          4,225
 *#Transtexas Gas Corp.................................          300            113
 *Transworld Healthcare, Inc...........................          900          3,544
 *Travel Services International, Inc...................        1,000          8,219
 *Trendwest Resorts, Inc...............................        1,000         23,375
 *Trex Medical Corp....................................        1,600         10,300
 *Triad Guaranty, Inc..................................          500          7,594
 Triangle Bancorp, Inc.................................        1,500         25,125
 *#Triangle Pharmaceuticals, Inc.......................        1,200         22,163
 *Triarc Companies, Inc. Class A.......................        1,000         20,375
 Trico Bancshares......................................          300          5,391
 *Trico Marine Services, Inc...........................          800          5,725
 *Trident Microsystems, Inc............................          600          4,088
 *Trimble Navigation, Ltd..............................          700          8,772
 *Trimeris, Inc........................................          400          5,413
 *Trinitec Systems, Inc. Class A.......................          500          7,125
 Trion, Inc............................................          400          1,688
 *Tripos, Inc..........................................          200          1,575
 *Triquint Semiconductor, Inc..........................          400         14,088
 *Triumph Group........................................          300          9,188
 *Trump Hotels & Casino Resorts, Inc...................        2,200         11,688
 Trust Co. of New Jersey...............................          600         13,425
 *Tuboscope Vetco International, Inc...................        2,200         29,425
 *Turner Corp..........................................          500          8,688
 *Twinlab Corp.........................................        1,600         14,650
 *Tyler Technologies, Inc..............................        1,700         10,200
 U.S. Bancorp, Inc.....................................          800         12,450
 *U.S. Bioscience, Inc.................................        1,600         12,900
 *U.S. Home & Garden, Inc..............................        1,000          5,125
 *U.S. Office Products, Co.............................        2,400         12,488
 *URS Corp.............................................          600         14,775
 *US Can Corp..........................................          500          8,938
 *US LEC Corp..........................................          600         11,719
 *US Liquids, Inc......................................          500          9,000
 *US Xpress Enterprises, Inc. Class A..................          500          6,000
 *#USA Detergents, Inc.................................        1,400          7,219
 *USA Floral Products, Inc.............................        1,000          7,188
 *USData Corp..........................................          600          2,138
 *UTI Energy Corp......................................        1,000         14,375
 *Ugly Duckling Corp...................................        1,100          8,284
 *Ultimate Electronics, Inc............................          600          8,644
 *Ultradata Corp.......................................          400          2,788
 *Ultrak, Inc..........................................          700          4,572
 *Ultralife Batteries, Inc.............................          300          1,359
 *Ultratech Stepper, Inc...............................        1,100         14,369
 Unico American Corp...................................          300          3,206
 Unifirst Corp.........................................          500          9,000
 *Unify Corp...........................................          300          4,172
 *Unilab Corp..........................................        2,000         10,625
 *Unimed Pharmaceuticals, Inc..........................          400          3,688
 *Union Acceptance Corp. Class A.......................          200          1,375
 *Unique Casual Restaurants, Inc.......................          600          2,363
 *Unique Mobility, Inc.................................        1,200          5,550
 *Uniroyal Technology Corp.............................          600          5,681
 *Unisource Energy Corp................................        1,000         12,500
 Unisource Worldwide, Inc..............................        3,500         41,125
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Unit Corp............................................        1,900   $     11,281
 #United Companies Financial Corp......................          900             99
 United Industrial Corp................................          600          6,900
 United National Bancorp...............................          800         18,175
 *United Natural Foods, Inc............................          500         13,469
 *United Payors & United Providors, Inc................          900         16,847
 *#United Retail Group, Inc............................          500          7,219
 *United States Energy Corp............................          400          1,563
 *United States Home Corp..............................          500         17,250
 United Wisconsin Services, Inc........................        1,100          7,563
 *Unitrode Corp........................................        1,300         27,056
 *Universal Electronics, Inc...........................          300          7,444
 Universal Forest Products, Inc........................          600         10,838
 *Universal Stainless & Alloy Products, Inc............          300          1,800
 *Urban Outfitters, Inc................................          500         11,969
 *Urologix, Inc........................................          600          1,819
 *V-ONE Corp...........................................          600          1,341
 *VLSI Technology, Inc.................................        1,400         29,269
 *VTEL Corp............................................        2,200         10,863
 *VWR Scientific Products Corp.........................          900         25,706
 *#Valence Technology, Inc.............................        1,900         14,191
 *#Valentis, Inc.......................................        1,300          5,606
 Valmont Industries, Inc...............................          800         13,100
 *Value City Department Stores, Inc....................        1,000          9,563
 *Valuevision International, Inc.
   Class A.............................................        1,300         19,825
 *Vans, Inc............................................          700          7,613
 *Vantive Corp.........................................        1,300         14,259
 *Varco International, Inc.............................        3,200         29,200
 *Varian Medical Systems, Inc..........................        1,200         22,575
 *Variflex, Inc........................................          300          1,444
 Varlen Corp...........................................          500         18,906
 *Venator Group, Inc...................................       67,000        732,813
 *Ventana Medical Systems, Inc.........................          400          7,988
 *Veramark Technologies, Inc...........................          400          2,475
 *Verilink Corp........................................          700          2,297
 *Veritas DGC, Inc.....................................          700         12,775
 *Verity, Inc..........................................          600         19,781
 Vermont Financial Services Corp.......................          300          9,394
 *Vertex Communications Corp...........................          300          4,444
 *#Vertex Pharmaceuticals, Inc.........................        1,000         20,031
 Vesta Insurance Group, Inc............................          600          3,038
 *Vestcom Int'l, Inc...................................          400          2,325
 *Veterinary Centers of America, Inc...................        1,100         15,297
 *Viasat, Inc..........................................          400          4,488
 *Viasoft, Inc.........................................          900          3,516
 *Viatel, Inc..........................................          700         31,413
 *Vical, Inc...........................................          600          7,163
 *#Vicon Industries, Inc...............................          300          2,756
 *Vicor Corp...........................................        1,000         16,719
 *Vicorp Restaurants, Inc..............................          300          4,913
 *Vidamed, Inc.........................................        1,800          4,331
 *Vidioserver, Inc.....................................          500          6,547
 Vintage Petroleum, Inc................................        2,700         30,375
 Virco Manufacturing Corp..............................          500          9,625
 *Vista Eyecare, Inc...................................        1,500          8,063
 Vital Signs, Inc......................................          400          7,675
 *#Vitech America, Inc.................................          600          5,119
 *Vivid Technologies, Inc..............................          500          1,516
 *#Vivus, Inc..........................................        2,200          9,350

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CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Vlasic Foods International, Inc......................        2,300   $     17,394
 *Voice Control Systems, Inc...........................        1,200          4,594
 *Volt Information Sciences, Inc.......................          600         10,350
 *Vysis, Inc...........................................          400          1,456
 WD-40 Co..............................................          500         12,844
 WFS Financial, Inc....................................        1,500         17,625
 *#WHX Corp............................................          800          6,000
 *WLR Foods, Inc.......................................        1,200          9,188
 *WMS Industries, Inc..................................        1,500         20,344
 *WPI Group, Inc.......................................          300          1,181
 Wabash National Corp..................................          700         13,344
 *Wackenhut Corrections Corp...........................          900         18,000
 *Walker Interactive Systems, Inc......................        1,300          4,428
 *Wall Data, Inc.......................................          400          4,038
 *Wall Street Deli, Inc................................          100            406
 *Walter Industries, Inc...............................        2,600         34,125
 *Warrantech Corp......................................          800          2,713
 *Washington Homes, Inc................................          700          5,513
 *Waste Industries, Inc................................          500          8,047
 *Waterlink, Inc.......................................        1,000          4,063
 Watsco, Inc. Class A..................................        1,200         23,175
 Watts Industries, Inc. Class A........................        1,500         25,406
 *Wave Technologies International, Inc.................          200            844
 *Wavephore, Inc.......................................        1,800         11,925
 Webb (Del) Corp.......................................          500         11,250
 *Weirton Steel Corp...................................        2,900          6,888
 Wellman, Inc..........................................        1,600         21,800
 Wesbanco, Inc.........................................        1,000         29,313
 *Wesley Jessen Vision Care, Inc.......................          900         27,928
 West Coast Bancorp....................................          900         15,778
 *West Marine, Inc.....................................          700          8,969
 West Pharmaceutical Services, Inc.....................          600         20,588
 *West Teleservices Corp...............................        3,200         24,000
 *Westaff, Inc.........................................          500          3,344
 Westcorp, Inc.........................................        1,200         11,175
 *#Westell Technologies, Inc...........................          600          4,144
 *Western Digital Corp.................................        3,600         28,350
 Western Ohio Financial Corp...........................          100          2,563
 *Western Water Co.....................................          400          1,375
 *Wet Seal, Inc. Class A...............................          500         13,813
 *White Cap Industries, Inc............................          300          3,984
 *White Pine Software, Inc.............................          500          2,109
 *Whitman Education Group, Inc.........................          900          4,781
 *Whittaker Corp.......................................          500         13,438
 *Wickes Lumber Co.....................................          400          2,063
 *Wild Oats Markets, Inc...............................          800         23,500
 *Williams Clayton Energy, Inc.........................          600          3,919
 *Wilmar Industries, Inc...............................          500          5,703
 *Wilshire Oil Co. of Texas............................          800          3,300
 *Wilsons The Leather Experts, Inc.....................          500          6,203
 *Wind River Systems, Inc..............................        1,600         33,650
 *Windmere Corp........................................          900         11,813
 Winnebago Industries, Inc.............................          700         11,550
 Wolverine World Wide, Inc.............................        1,800         24,300
                                                            SHARES           VALUE+
                                                         ------------  ------------

 *Woodward Governor Co.................................          700   $     17,478
 *Workflow Management, Inc.............................          900         11,447
 *World Acceptance Corp................................          900          5,063
 *World Access, Inc....................................        1,600         18,250
 World Fuel Services Corp..............................          800         10,350
 *Worldtalk Communications Corp........................          200            694
 Worthington Foods, Inc................................          500          7,359
 *Wyman-Gordon Co......................................        1,800         34,763
 Wynns International, Inc..............................          600         10,838
 X-Rite, Inc...........................................        1,500         10,547
 *Xetel Corp...........................................          300            844
 *Xircom, Inc..........................................        1,000         25,125
 *Xoma, Ltd............................................        2,400         11,250
 *Xtra Corp............................................          600         26,700
 Yankee Energy Systems, Inc............................          600         18,938
 Yardville National Bancorp............................          200          2,488
 *Yellow Corp..........................................        1,300         22,100
 York Financial Corp...................................          700         10,675
 *York Research Corp...................................          700          4,397
 *Young Broadcasting, Inc. Class A.....................          600         24,413
 *Zamba Corporation....................................        1,100          2,544
 Zenith National Insurance Corp........................          500         11,375
 *Zoll Medical Corp....................................          300          3,703
 *#Zoltek Companies, Inc...............................          600          4,669
 *Zoran Corp...........................................          400          4,025
 *Zygo Corp............................................          500          3,969
 *Zymetx, Inc..........................................          200            413
 *#eFax.com, Inc.......................................        1,200         17,362
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $32,532,356)...................................                  35,415,890
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Skyepharma P.L.C. Contingent Payment Rights..........        1,100              0
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.9%)
Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
  06/01/99 (Collateralized by U.S. Treasury Notes
  6.875%, 05/15/06, valued at $333,900) to be
  repurchased at $326,167.
                                                         $       326        326,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $32,858,356)++.....                $ 35,741,890
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  Approximates the cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                     THE U.S. 9-10 SMALL COMPANY PORTFOLIO

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                                                               SHARES            VALUE+
                                                                                           --------------  ------------------
Investment in The U.S. 9-10 Small Company Series of The DFA Investment Trust Company.....     163,143,068  $    1,406,293,245
                                                                                                           ------------------
    Total Investments (100%) (Cost $1,188,201,670) ++....................................                  $    1,406,293,245
                                                                                                           ------------------
                                                                                                           ------------------

--------------
++The cost for federal income tax purposes is $1,229,156,502.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                    THE DFA REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (96.6%)
 AMB Property Corp.....................................        85,600  $  1,926,000
 AMLI Residential Properties Trust.....................        17,600       397,100
 Acadia Realty Trust...................................        23,800       129,412
 Aegis Realty, Inc.....................................         7,500        75,000
 Agree Realty Corp.....................................         4,600        81,937
 *Alexander's, Inc.....................................         4,800       358,800
 Alexandria Real Estate Equities, Inc..................        14,500       458,562
 American Industrial Properties........................        12,500       153,906
 American Real Estate Investment Corp..................         6,200        91,450
 American Realty Trust, Inc............................         9,900       161,494
 #Apartment Investment & Management Co. Class A........        63,046     2,647,932
 Archstone Communities Trust...........................       135,200     3,042,000
 Arden Realty Group, Inc...............................        58,500     1,495,406
 Asset Investors Corp..................................         4,700        69,912
 Associated Estates Realty Corp........................        24,000       274,500
 AvalonBay Communities, Inc............................        60,111     2,126,427
 BRE Properties, Inc. Class A..........................        41,560     1,072,767
 Banyan Strategic Realty Trust.........................        12,400        64,325
 Bedford Property Investors, Inc.......................        21,650       374,816
 Berkshire Realty Co...................................        34,400       393,450
 Boddie-Noell Properties, Inc..........................         5,800        63,800
 Boston Properties, Inc................................        61,800     2,220,937
 Boykin Lodging Trust, Inc.............................        16,600       249,000
 Bradley Real Estate, Inc..............................        22,955       479,186
 Brandywine Realty Trust...............................        36,900       717,244
 Burnham Pacific Properties, Inc.......................        31,000       342,937
 CBL & Associates Properties, Inc......................        23,500       606,594
 Cabot Industrial Trust................................        25,000       537,500
 Camden Property Trust.................................        42,624     1,169,496
 Capital Automotive REIT...............................        20,900       273,006
 Captec Net Lease Realty, Inc..........................         9,200       124,487
 Carramerica Realty Corp...............................        67,300     1,678,294
 Centerpoint Properties Corp...........................        18,900       678,037
 Centertrust Retail Properties, Inc....................        23,100       275,756
 Chateau Communities, Inc..............................        27,176       820,375
 Chelsea GCA Realty, Inc...............................        15,100       572,856
 Colonial Properties Trust.............................        25,600       718,400
 Commercial Net Lease Realty, Inc......................        28,100       370,569
 Continental Mortgage & Equity Trust...................         2,700        40,837
 Cornerstone Properties, Inc...........................       122,000     2,020,625
 Cornerstone Realty Income Trust, Inc..................        36,900       385,144
 Corporate Office Properties Trust.....................        15,800       126,400
 Cousins Properties, Inc...............................        30,800     1,068,375
 Crescent Real Estate Equities, Inc....................       121,300     2,797,481
 Crown American Realty Trust...........................        27,200       209,100
 Developers Diversified Realty Corp....................        59,600       983,400
 Duke Realty Investments, Inc..........................        81,300     1,880,062
 Eastgroup Properties, Inc.............................        15,777       320,470
 Entertainment Properties Trust........................        13,400       252,087
 Equity Inns, Inc......................................        34,900       333,731
 Equity Office Properties Trust........................       251,762     7,112,276
 Equity Residential Properties Corp....................       111,478     5,343,977
 Essex Property Trust..................................        15,500       497,937
 Federal Realty Investment Trust.......................        39,000       901,875

                                                               SHARES        VALUE+
                                                         ------------  ------------

 Felcor Lodging Trust, Inc.............................        66,200  $  1,501,912
 First Industrial Realty Trust, Inc....................        37,000     1,001,312
 *First Union Real Estate Equity & Mortgage
   Investments.........................................        41,160       208,372
 First Washington Realty Trust, Inc....................         8,300       180,525
 Franchise Financial Corp..............................        52,300     1,287,887
 Franklin Select Realty Trust Class A..................        12,100        77,894
 Gables Residential Trust..............................        25,200       604,800
 General Growth Properties.............................        35,300     1,356,844
 Glenborough Realty Trust, Inc.........................        30,800       564,025
 Glimcher Realty Trust.................................        23,000       389,562
 Golf Trust America, Inc...............................         7,400       180,375
 Great Lakes Reit, Inc.................................        16,000       254,000
 Grove Property Trust..................................         8,400       108,150
 *HMG Courtland Properties, Inc........................         1,100         4,675
 Highwood Properties, Inc..............................        57,800     1,520,862
 Home Properties of New York, Inc......................        16,900       440,456
 Hospitality Properties Trust..........................        44,400     1,204,350
 Humphrey Hospitality Trust............................         4,300        36,819
 IRT Property Co.......................................        32,300       312,906
 *Income Opportunity Realty Investors, Inc.............         1,400         8,225
 Innkeepers USA Trust..................................        33,700       347,531
 Irvine Apartment Communities, Inc.....................        24,500       826,875
 JDN Realty Corp.......................................        31,150       681,406
 JP Realty, Inc........................................        17,300       353,569
 Jameson Inns, Inc.....................................         9,600        87,450
 Kilroy Realty Corp....................................        26,300       650,925
 Kimco Realty Corp.....................................        56,400     2,252,475
 Koger Equity, Inc.....................................        25,800       430,537
 Konover Property Trust, Inc...........................        29,900       207,431
 Kranzco Realty Trust, Inc.............................        10,200       137,062
 Lasalle Hotel Properties Trust........................        14,300       201,094
 Lexford Residential Trust.............................         9,100       160,956
 Lexington Corporate Properties Trust..................        16,800       196,350
 Liberty Property Trust................................        64,200     1,548,825
 MGI Properties........................................        13,400       373,525
 Macerich Co...........................................        33,000       872,437
 Mack-California Realty Corp...........................        56,700     1,835,663
 Malan Realty Investors, Inc...........................         4,800        75,000
 Manufactured Home Communities, Inc....................        25,800       667,575
 Meristar Hospitality Corp.............................        45,550       996,406
 Mid-America Apartment Communities, Inc................        18,400       418,600
 Mid-Atlantic Realty Trust.............................        13,400       152,425
 Mills Corp............................................        23,400       516,263
 Monmouth Real Estate Investment Corp. Class A.........         5,500        31,969
 National Golf Properties, Inc.........................        12,200       314,913
 New Plan Excel Realty Trust, Inc......................        86,500     1,730,000
 One Liberty Properties, Inc...........................         2,800        36,750
 PS Business Parks, Inc................................        22,100       549,738
 Pacific Gulf Properties, Inc..........................        18,800       418,300
 Pan Pacific Retail Properties, Inc....................        19,800       393,525
 Parkway Properties, Inc...............................         9,450       312,441
 Patriot American Hospitality, Inc.....................       227,804     1,181,733

THE DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Pennsylvania Real Estate Investment Trust.............        12,900  $    267,675
 Philips International Realty Corp.....................         6,800       109,225
 Post Properties, Inc..................................        35,770     1,497,869
 Prentiss Properties Trust.............................        36,800       869,400
 Prime Group Realty Trust..............................        14,100       227,363
 Prime Retail, Inc.....................................        42,769       382,248
 Prologis Trust........................................       156,340     3,195,199
 Property Capital Trust................................         9,300         2,465
 Public Storage, Inc...................................       125,292     3,656,960
 RFS Hotel Investors, Inc..............................        24,400       333,975
 Ramco-Gershenson Properties Trust.....................         7,000       110,688
 Realty Income Corp....................................        25,100       600,831
 #Reckson Associates Realty Corp.......................        37,500       970,313
 Regency Realty Corp...................................        23,700       522,881
 Roberts Realty Investment.............................         4,000        30,250
 Rouse Co..............................................        67,800     1,745,850
 SL Green Realty Corp..................................        22,700       493,725
 Saul Centers, Inc.....................................        12,100       205,700
 Shurgard Storage Centers, Inc. Class A................        28,000       761,250
 Simon Property Group, Inc.............................       164,648     4,815,954
 Sizeler Property Investors, Inc.......................         8,200        72,263
 Smith (Charles E.) Residential Realty, Inc............        17,600       608,300
 Sovran Self Storage, Inc..............................        11,600       289,275
 Spieker Properties, Inc...............................        57,700     2,362,094
 *Starwood Hotels and Resorts Worldwide, Inc...........        71,050     2,326,888
 Storage USA, Inc......................................        27,100       904,463
 Summit Properties, Inc................................        27,600       536,475
 Sun Communities, Inc..................................        16,200       592,313
 Sunstone Hotel Investors, Inc.........................        36,600       331,688
 Tanger Factory Outlet Centers, Inc....................         7,400       184,538
 Tarragon Realty Investors, Inc........................         6,107        68,895
 Taubman Centers, Inc..................................        51,600       706,275
 Tower Realty Trust, Inc...............................        17,400       394,763
 Town & Country Trust..................................        14,700       248,063
 Transcontinental Realty Investors, Inc................         3,500        41,344
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Trinet Corporate Realty Trust, Inc....................        24,200  $    654,913
 U.S. Restaurant Properties, Inc.......................        13,800       295,838
 United Dominion Realty Trust, Inc.....................       101,182     1,119,326
 United Mobile Homes, Inc..............................         6,300        59,063
 Urban Shopping Centers, Inc...........................        16,400       541,200
 Urstadt Biddle Properties Class A.....................         5,000        42,188
 Urstadt Biddle Properties, Inc........................         5,000        38,750
 #Vornado Realty Trust.................................        81,754     3,173,077
 Walden Residential Properties, Inc....................        20,800       414,700
 Washington Real Estate Investment Trust...............        33,500       594,625
 Weeks Corp............................................        18,500       578,125
 Weingarten Realty Investors...........................        25,900     1,087,800
 Western Investment Real Estate Trust..................        16,700       200,400
 Westfield America, Inc................................        68,800     1,143,800
 Winston Hotels, Inc...................................        15,800       151,088
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $119,157,864)..................................                 122,333,498
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (3.4%)
Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
  06/01/99 (Collateralized by U.S. Treasury Notes
  6.25%, 01/31/02, valued at $4,398,750) to be
  repurchased at $4,332,213.
      (Cost $4,330,000)................................  $      4,330     4,330,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $123,487,864)++................................                $126,663,498
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $106,616,647.

                See accompanying Notes to Financial Statements.

                     THE LARGE CAP INTERNATIONAL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
JAPAN -- (22.5%)
COMMON STOCKS -- (22.5%)
 Acom Co., Ltd.........................................         3,000  $    214,782
 Advantest Corp........................................         1,970       156,367
 Ajinomoto Co., Inc....................................        13,000       139,017
 All Nippon Airways Co., Ltd...........................        24,000        71,511
 Alps Electric Co., Ltd................................         2,000        43,039
 Amada Co., Ltd........................................         4,000        24,830
 Aoyama Trading Co., Ltd...............................           900        27,264
 Arabian Oil Co., Ltd..................................         1,000        16,636
 Asahi Bank, Ltd.......................................        60,000       285,549
 Asahi Breweries, Ltd..................................        10,000       127,214
 Asahi Chemical Industry Co., Ltd......................        31,000       168,316
 Asahi Glass Co., Ltd..................................        25,000       162,018
 Ashikaga Bank, Ltd....................................        12,000        23,142
 Autobacs Seven Co., Ltd...............................           600        23,340
 Bank of Tokyo-Mitsubishi, Ltd.........................       100,200     1,343,519
 Bank of Yokohama, Ltd.................................        20,000        52,971
 Bridgestone Corp......................................        18,000       472,273
 CSK Corp..............................................           900        21,230
 Canon, Inc............................................        18,000       454,395
 Casio Computer Co., Ltd...............................         3,000        20,535
 Chiba Bank, Ltd.......................................        16,000        63,036
 Chubu Electric Power Co., Ltd.........................        14,100       239,824
 Chugai Pharmaceutical Co., Ltd........................         5,000        56,448
 Chugoku Electric Power Co., Ltd.......................         6,600       101,169
 Citizen Watch Co., Ltd................................         4,000        29,465
 Credit Saison Co., Ltd................................         2,900        58,806
 Dai Nippon Ink & Chemicals, Inc.......................        16,000        54,958
 Dai Nippon Printing Co., Ltd..........................        15,000       224,963
 Daicel Chemical Industries, Ltd.......................         7,000        22,538
 Daiei, Inc............................................         9,000        26,072
 Dai-Ichi Pharmaceutical Co., Ltd......................         6,000        96,342
 Daikin Industries, Ltd................................         5,000        45,108
 Daimaru, Inc..........................................         5,000        20,319
 Daito Trust Construction Co., Ltd.....................         2,100        23,169
 Daiwa Bank, Ltd.......................................        23,000        46,259
 Daiwa House Industry Co., Ltd.........................        11,000       118,722
 Daiwa Securities Co., Ltd.............................        26,000       137,295
 Denso Corp............................................        19,000       351,473
 East Japan Railway Co.................................            86       498,262
 Ebara Corp............................................         5,000        56,489
 Elsai Co., Ltd........................................         6,000       111,985
 Fanuc, Ltd............................................         4,800       206,986
 #Fuji Bank, Ltd.......................................        74,000       468,548
 Fuji Photo Film Co., Ltd..............................        11,000       393,312
 Fujikura, Ltd.........................................         5,000        24,168
 Fujita Kanko, Inc.....................................         2,000        20,179
 Fujitsu, Ltd..........................................        40,000       668,763
 Furukawa Electric Co., Ltd............................        13,000        51,324
 Gunma Bank, Ltd.......................................         9,000        58,103
 Hankyu Corp...........................................        18,000        74,342
 Hankyu Department Stores, Inc.........................         3,000        19,889
 Hanwa Co., Ltd........................................         2,000         2,549
 Higo Bank, Ltd........................................         5,000        21,313
 Hirose Electric Co., Ltd..............................           800        68,730
 Hitachi Zosen Corp....................................        17,000        19,980

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Hitachi, Ltd..........................................        72,000  $    529,780
 Hokuriku Bank, Ltd....................................        12,000        22,844
 Honda Motor Co., Ltd..................................        21,000       862,109
 House Foods Corp......................................         2,000        29,829
 Hoya Corp.............................................         2,000       102,135
 Inax Corp.............................................         3,000        20,411
 Industrial Bank of Japan..............................        56,120       397,141
 Isetan Co., Ltd.......................................         3,000        26,817
 Itochu Corp...........................................        29,000        66,007
 Ito-Yokado Co., Ltd...................................         9,000       537,080
 #Japan Air Lines Co., Ltd.............................        33,000       103,244
 Japan Energy Corp.....................................        21,000        24,508
 Joyo Bank, Ltd........................................        17,000        68,946
 Jusco Co., Ltd........................................         7,000       132,677
 Kajima Corp...........................................        17,000        51,217
 Kamigumi Co., Ltd.....................................         5,000        23,672
 Kandenko Co., Ltd.....................................         3,000        18,772
 Kanebo, Ltd...........................................        11,000        17,207
 Kaneka Corp...........................................         6,000        52,442
 Kansai Electric Power Co., Inc........................        21,100       433,980
 Kao Corp..............................................        13,000       357,226
 Kawasaki Heavy Industries, Ltd........................        24,000        54,229
 Kawasaki Kisen Kaisha, Ltd............................        11,000        24,491
 Kawasaki Steel Corp...................................        70,000       125,145
 Keihin Electric Express Railway Co., Ltd..............         7,000        22,827
 Kikkoman Corp.........................................         3,000        21,975
 Kinden Corp...........................................         4,000        44,695
 Kinki Nippon Railway Co., Ltd.........................        33,000       164,973
 Kirin Brewery Co., Ltd................................        22,000       252,922
 Kissei Pharmaceutical Co., Ltd........................         1,000        21,106
 Kobe Steel, Ltd.......................................        42,000        35,805
 Kokuyo Co., Ltd.......................................         2,000        29,465
 Komatsu, Ltd..........................................        19,000       112,912
 Komori Corp...........................................         1,000        17,092
 Konami Co., Ltd.......................................         1,050        35,197
 Konica Corp...........................................         5,000        19,533
 Koyo Seiko Co.........................................         4,000        24,863
 Kubota Corp...........................................        25,000        72,836
 Kuraray Co., Ltd......................................         7,000        76,246
 Kurita Water Industries, Ltd..........................         2,000        31,783
 Kyocera Corp..........................................         3,800       199,404
 Kyowa Hakko Kogyo Co., Ltd............................         8,000        43,370
 Kyushu Electric Power Co., Inc........................         8,500       130,504
 Lion Corp.............................................         5,000        21,230
 Makita Corp...........................................         2,000        21,784
 Marubeni Corp.........................................        30,000        62,324
 Marui Co., Ltd........................................         7,000       105,272
 Matsushita Communication Industrial Co., Ltd..........         1,000        64,228
 Matsushita Electric Industrial Co., Ltd...............        44,000       797,550
 Matsushita Electric Works, Ltd........................        14,000       140,209
 Meiji Milk Products Co., Ltd..........................         6,000        19,318
 Meiji Seika Kaisha, Ltd. Tokyo........................         6,000        32,975
 Minebea Co., Ltd......................................         7,000        69,641
 Mitsubishi Chemical Corp..............................        39,000       110,718
 Mitsubishi Corp.......................................        33,000       200,753

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Mitsubishi Electric Corp.............................        43,000  $    137,022
 Mitsubishi Estate Co., Ltd............................        28,000       266,512
 Mitsubishi Gas Chemical Co., Inc......................         8,000        22,513
 Mitsubishi Heavy Industries, Ltd......................        72,000       281,278
 Mitsubishi Logistics Corp.............................         2,000        22,860
 Mitsubishi Materials Corp.............................        24,000        47,674
 Mitsubishi Rayon Co. Ltd..............................         8,000        20,990
 Mitsubishi Trust & Banking Corp.......................        28,000       253,534
 Mitsui & Co., Ltd.....................................        34,000       217,530
 *Mitsui Engineering and Shipbuilding Co., Ltd.........        17,000        19,277
 Mitsui Fudosan Co., Ltd...............................        17,000       141,971
 Mitsui Marine & Fire Insurance Co., Ltd...............        16,000        80,516
 Mitsui Mining and Smelting Co., Ltd...................        10,000        47,426
 *Mitsui O.S.K. Lines, Ltd.............................        19,000        42,774
 Mitsui Trust & Banking Co., Ltd.......................        41,000        62,101
 *Mitsukoshi, Ltd......................................         8,000        28,009
 Mori Seiki Co., Ltd...................................         2,000        23,672
 Murata Manufacturing Co., Ltd.........................         5,000       268,995
 Mycal Corp............................................         4,000        22,215
 NEC Corp..............................................        34,000       377,090
 NGK Insulators, Ltd...................................         7,000        68,714
 NGK Spark Plug Co., Ltd...............................         3,000        31,758
 NKK Corp..............................................        63,000        49,015
 NSK, Ltd..............................................        11,000        52,715
 NTN Corp..............................................         7,000        21,437
 Nagoya Railroad Co., Ltd..............................        14,000        46,698
 Namco, Ltd............................................         1,000        24,375
 Nichido Fire and Marine Insurance Co., Ltd............         6,000        30,591
 Nikko Securities Co., Ltd.............................        24,000       104,883
 Nikon Corp............................................         8,000       105,281
 Nintendo Co., Ltd., Kyoto.............................         1,000       117,530
 Nippon COMSYS Corp....................................         2,000        29,300
 *Nippon Credit Bank, Ltd..............................        26,000             0
 Nippon Express Co., Ltd...............................        23,000       131,352
 Nippon Fire and Marine Insurance Co., Ltd.............         7,000        23,349
 Nippon Meat Packers, Inc., Osaka......................         4,000        53,004
 Nippon Mitsubishi Oil Company.........................        22,000        88,677
 Nippon Paper Industries Co., Ltd......................        19,000        93,569
 Nippon Sheet Glass Co., Ltd...........................         8,000        26,353
 Nippon Shinpan Co., Ltd...............................         6,000        19,070
 Nippon Shokubai Co., Ltd..............................         4,000        23,605
 Nippon Steel Corp.....................................       147,000       309,038
 Nippon Telegraph & Telephone Corp.....................           692     3,379,241
 *Nippon Yusen KK......................................        24,000        97,335
 Nishimatsu Construction Co., Ltd......................         4,000        22,049
 *Nissan Motor Co., Ltd................................        54,000       237,775
 Nisshinbo Industries, Inc.............................         5,000        19,864
 Nissin Food Products Co., Ltd.........................         2,000        44,364
 Nitto Denko Corp......................................         3,000        60,214
 Nomura Securities Co., Ltd............................        42,000       419,235
 Obayashi Corp.........................................        13,000        61,438
 Odakyu Electric Railway Co., Ltd......................        13,000        44,330
 Oji Paper Co., Ltd....................................        19,000       110,081
 Okumura Corp..........................................         5,000        19,740
 Olympus Optical Co., Ltd..............................         4,000        49,661
 Omron Corp............................................         4,000        54,627
 Onward Kashiyama Co., Ltd.............................         2,000        23,175
 Orient Corp...........................................         7,000        19,930
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Orix Corp.............................................         1,300  $    103,294
 Osaka Gas Co., Ltd....................................        54,000       175,203
 Pioneer Electronic....................................         2,000        33,190
 Q.P. Corp.............................................         3,000        21,826
 Ricoh Co., Ltd., Tokyo................................         5,000        55,454
 Rohm Co., Ltd.........................................         2,000       258,235
 SMC Corp..............................................         1,200       109,452
 Sakura Bank, Ltd......................................        82,000       278,265
 Sanden Corp...........................................         3,000        22,819
 Sankyo Co., Ltd.......................................        10,000       235,474
 Sanrio Co., Ltd.......................................         1,000        22,761
 Sanwa Shutter Corp....................................         4,000        18,606
 Sanyo Electric........................................        41,000       147,616
 Sapporo Breweries, Ltd................................         5,000        22,265
 Secom Co., Ltd........................................         2,000       190,366
 #Sega Enterprises, Ltd................................         1,500        24,781
 Seibu Railway Co., Ltd................................         8,000       173,481
 Seino Transportation Co., Ltd.........................         3,000        18,374
 *Seiyu, Ltd...........................................         4,000        23,837
 Sekisui Chemical Co., Ltd.............................        12,000        74,292
 Sekisui House, Ltd....................................        14,000       152,028
 Seven-Eleven Japan Co., Ltd...........................         7,000       607,764
 Seventy-seven (77) Bank, Ltd..........................         6,000        52,392
 Sharp Corp. Osaka.....................................        24,000       266,578
 Shikoku Electric Power Co., Inc.......................         4,200        62,399
 Shimachu Co., Ltd.....................................         1,000        22,720
 Shimano, Inc..........................................         3,000        73,374
 Shimizu Corp..........................................        17,000        60,081
 Shin-Etsu Chemical Co., Ltd...........................         8,000       248,303
 Shionogi & Co., Ltd...................................         6,000        49,412
 Shiseido Co., Ltd.....................................         9,000       133,339
 Shizuoka Bank, Ltd....................................        16,000       167,919
 Showa Denko KK........................................        21,000        25,724
 Skylark Co., Ltd......................................         2,000        37,577
 Snow Brand Milk Products Co., Ltd.....................         5,000        24,582
 Sony Corp.............................................         8,800       827,413
 Sumitomo Bank, Ltd....................................        67,000       811,298
 Sumitomo Chemical Co., Ltd............................        35,000       147,740
 Sumitomo Corp.........................................        22,000       151,498
 Sumitomo Electric Industries, Ltd.....................        15,000       168,101
 Sumitomo Forestry Co., Ltd............................         3,000        23,465
 *Sumitomo Heavy Industries, Ltd.......................         9,000        20,857
 Sumitomo Marine & Fire Insurance Co., Ltd.............        13,000        84,787
 Sumitomo Metal Industries, Ltd. Osaka.................        73,000        96,069
 Sumitomo Metal Mining Co., Ltd........................        12,000        49,065
 Sumitomo Osaka Cement Co., Ltd........................         8,000        14,633
 TDK Corp..............................................         1,000        85,913
 Taisei Corp...........................................        15,000        33,893
 Taisho Pharmaceutical Co., Ltd........................         7,000       224,218
 Taiyo Yuden Co., Ltd..................................         2,000        28,323
 Takara Shuzo Co., Ltd.................................         4,000        27,479
 Takara Standard Co., Ltd..............................         3,000        19,219
 Takashimaya Co., Ltd..................................         4,000        36,418
 Takeda Chemical Industries, Ltd.......................        19,000       844,479
 Teijin, Ltd...........................................        16,000        61,712
 Tobu Railway Co., Ltd.................................        15,000        42,956
 Toho Co., Ltd.........................................           400        55,852
 Tohuku Electric Power Co., Inc........................        10,800       167,605
 Tokai Bank, Ltd.......................................        48,000       280,483

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Tokio Marine & Fire Insurance Co., Ltd................        33,000  $    360,536
 Tokyo Broadcasting System, Inc........................         2,000        25,377
 Tokyo Electric Power Co., Ltd.........................        29,200       636,832
 Tokyo Electron, Ltd...................................         3,000       165,618
 Tokyo Gas Co., Ltd....................................        61,000       154,999
 Tokyo Style Co., Ltd..................................         2,000        22,016
 Tokyu Corp............................................        17,000        44,181
 Toppan Printing Co., Ltd..............................        14,000       157,010
 Toray Industries, Inc.................................        30,000       145,754
 Toshiba Corp..........................................        61,000       377,148
 Tosoh Corp............................................        12,000        23,837
 Tostem Corp...........................................         4,000        76,974
 Toto, Ltd.............................................         6,000        46,234
 Toyo Seikan Kaisha, Ltd...............................         4,300        81,679
 Toyo Trust & Banking Co., Ltd.........................        12,000        34,762
 Toyobo Co., Ltd.......................................        14,000        21,205
 Toyoda Automatic Loom Works, Ltd......................         6,000       107,019
 Toyota Motor Corp.....................................        82,000     2,239,695
 UNY Co., Ltd..........................................         4,000        60,089
 Ube Industries, Ltd...................................        16,000        30,194
 Uni-Charm Corp........................................         1,000        41,880
 Wacoal Corp...........................................         2,000        21,553
 Yamaguchi Bank........................................         3,000        27,735
 Yamaha Corp...........................................         4,000        41,218
 Yamanouchi Pharmaceutical Co., Ltd....................         7,000       241,599
 Yamato Transport Co., Ltd.............................         8,000       131,700
 Yamazaki Baking Co., Ltd..............................         4,000        50,654
 *Yasuda Trust & Banking Co., Ltd......................        36,000        43,503
 Yokogawa Electric Corp................................         4,000        19,798
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $38,273,954)...................................                  37,639,645
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $1,116).......................................                       1,147
                                                                       ------------
TOTAL -- JAPAN
  (Cost $38,275,070)...................................                  37,640,792
                                                                       ------------
UNITED KINGDOM -- (21.4%)
COMMON STOCKS -- (21.4%)
 Abbey National P.L.C..................................        31,400       649,072
 Allied Zurich P.L.C...................................        33,499       427,286
 Anglian Water P.L.C...................................         4,893        54,179
 Arjo Wiggins Appleton P.L.C...........................        13,400        38,221
 *Associated British Foods P.L.C.......................        16,720       127,196
 BAA P.L.C.............................................        22,083       237,263
 BBA Group P.L.C.......................................         9,067        64,073
 BG P.L.C..............................................        87,753       482,665
 BOC Group P.L.C.......................................        10,850       185,684
 BPB P.L.C.............................................        10,400        49,162
 Barclays P.L.C........................................        33,973     1,030,524
 Barratt Developments P.L.C............................         4,000        20,607
 Bass P.L.C............................................        16,428       242,448
 Berkeley Group P.L.C..................................         2,300        25,246
 Blue Circle Industries P.L.C..........................        17,000       105,354
 Boots Co., P.L.C......................................        20,298       265,410
 Bowthorpe P.L.C.......................................         3,000        23,363
 British Aerospace P.L.C...............................        38,022       250,866
 British Airways P.L.C.................................        22,000       157,934
 British American Tobacco P.L.C........................        31,499       288,208
 British Land Co. P.L.C................................        11,000        96,946
                                                               SHARES        VALUE+
                                                         ------------  ------------
 British Petroleum Co., P.L.C..........................       215,796  $  3,862,515
 British Sky Broadcasting Group P.L.C..................        36,000       342,083
 British Steel P.L.C...................................        36,200        76,860
 British Telecommunications P.L.C......................       143,553     2,394,620
 Bunzl P.L.C...........................................         7,000        33,034
 *Burmah Castrol P.L.C.................................         3,333        56,826
 CGU P.L.C.............................................        27,644       403,989
 Cable and Wireless P.L.C..............................        53,494       660,039
 Cadbury Schweppes P.L.C...............................        44,828       304,033
 Caradon P.L.C.........................................         9,000        21,128
 Carlton Communications P.L.C..........................        13,000       103,636
 *Centrica P.L.C.......................................        84,600       171,488
 Cobham P.L.C..........................................         1,540        22,826
 Compass Group P.L.C...................................        14,000       141,893
 De la Rue P.L.C.......................................         5,000        24,156
 Diageo P.L.C..........................................        85,074       894,963
 EMI Group P.L.C.......................................        14,688       103,677
 Electrocomponents P.L.C...............................         9,000        72,757
 FKI P.L.C.............................................         8,000        24,549
 GKN P.L.C.............................................        15,142       252,949
 General Electric Co. P.L.C............................        57,881       549,075
 Glaxo Wellcome P.L.C..................................        80,648     2,264,130
 Granada Group P.L.C...................................        19,459       398,497
 Great Portland Estates P.L.C..........................         6,900        25,264
 Great Universal Stores P.L.C..........................        21,200       226,248
 HSBC Holdings P.L.C...................................        33,593     1,122,350
 HSBC Holdings P.L.C...................................        17,305       578,442
 Halifax P.L.C.........................................        54,000       697,433
 Hammerson P.L.C.......................................         4,500        32,918
 Hanson P.L.C..........................................        13,900       125,957
 Hilton Group P.L.C....................................        33,700       147,693
 Hyder P.L.C...........................................         2,000        24,084
 IMI P.L.C.............................................         5,000        19,910
 Imperial Chemical Industries P.L.C....................        15,800       174,188
 Invensys P.L.C........................................        81,882       373,288
 Johnson Matthey P.L.C.................................         3,000        26,199
 Kingfisher P.L.C......................................        29,313       368,491
 Land Securities P.L.C.................................        12,000       171,522
 Lasmo P.L.C...........................................        20,600        43,573
 Legal and General Group P.L.C.........................       108,000       315,402
 Lex Service P.L.C.....................................         2,500        22,494
 Lloyds TSB Group P.L.C................................       129,283     1,709,106
 Lonmin P.L.C..........................................         3,400        27,295
 MEPC P.L.C............................................         7,000        56,982
 Marks & Spencer P.L.C.................................        62,011       391,506
 Meyer International P.L.C.............................         3,000        22,185
 Misys P.L.C...........................................        12,010       100,362
 National Grid Group P.L.C.............................        31,000       210,621
 National Power P.L.C..................................        27,502       214,288
 Next P.L.C............................................         6,850        79,635
 Ocean Group P.L.C.....................................         3,123        47,041
 Pearson P.L.C.........................................        13,000       247,893
 Peninsular & Oriental Steam Navigation Co.............        13,000       189,982
 Pilkington P.L.C......................................        19,900        23,278
 Provident Financial P.L.C.............................         4,000        59,353
 Prudential Corp. P.L.C................................        45,499       600,398
 RMC Group P.L.C.......................................         4,000        53,392
 Racal Electronics P.L.C...............................         6,400        38,509
 Railtrack Group P.L.C.................................        11,000       225,443
 Rank Group P.L.C......................................        16,000        57,302

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Reed International P.L.C..............................        24,000  $    174,983
 Rentokill Initial P.L.C...............................        61,000       247,056
 Reuters Holdings Group P.L.C..........................        29,640       410,598
 Rexam P.L.C...........................................         7,000        27,594
 Rio Tinto P.L.C.......................................        26,161       383,574
 Rolls-Royce P.L.C.....................................        32,706       137,572
 *Royal & Sun Alliance Insurance Group P.L.C...........        30,361       248,370
 Royal Bank of Scotland Group P.L.C....................        18,862       400,779
 Rugby Group P.L.C.....................................        13,000        23,539
 Safeway P.L.C.........................................        24,954       103,265
 Sainsbury (J.) P.L.C..................................        42,517       258,552
 Schroders P.L.C.......................................         5,000       104,077
 Scottish & Newcastle P.L.C............................        13,200       153,245
 Scottish Hydro-Electric P.L.C.........................        18,000       170,464
 Scottish Power P.L.C..................................        25,000       215,524
 Slough Estates P.L.C..................................         9,100        53,734
 Smithkline Beecham P.L.C..............................       124,390     1,622,496
 Smiths Industries P.L.C...............................         5,042        73,199
 St. James Place Capital P.L.C.........................         5,000        18,788
 Stagecoach Holdings P.L.C.............................        29,053        95,903
 TI Group P.L.C........................................        10,000        77,076
 Tarmac P.L.C..........................................        21,916        41,791
 Tate & Lyle P.L.C.....................................         9,700        63,728
 Taylor Woodrow P.L.C..................................         8,600        24,668
 Tesco P.L.C...........................................       147,695       430,144
 Thames Water P.L.C....................................         7,480       118,662
 Unigate P.L.C.........................................         2,800        19,069
 *Unilever P.L.C.......................................        61,428       540,396
 United Biscuits Holdings P.L.C........................         5,600        17,790
 United Utilities P.L.C................................        11,700       141,268
 Vodafone Group P.L.C..................................        67,898     1,293,637
 Williams P.L.C........................................        15,000        87,792
 Wimpey (George) P.L.C.................................         8,100        20,637
 Wolseley P.L.C........................................        12,000        93,693
 Zeneca Group P.L.C....................................        25,300     1,005,822
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $23,178,111)...................................                  35,750,942
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $54)..........................................                          54
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $23,178,165)...................................                  35,750,996
                                                                       ------------
GERMANY -- (9.3%)
COMMON STOCKS -- (9.3%)
 AMB Aachener & Muenchener Beteiligungs AG.............           700        74,656
 AXA Colonia Konzern AG................................           450        42,347
 Aachener und Muenchener Beteiligungs AG...............           200        21,226
 Adidas-Salomon AG.....................................           900        87,047
 Allianz AG............................................         4,900     1,330,569
 #BASF AG..............................................        15,000       573,255
 Bayer AG..............................................        14,600       558,732
 #Bayerische Motorenwerke AG BMW, Muenchen.............           625       397,332
 Bayerische Vereinsbank AG.............................         8,000       427,445
 Beiersdorf AG.........................................         1,600       104,059
 Commerzbank AG........................................         8,490       237,022
 Continental AG........................................         2,000        46,132
                                                               SHARES        VALUE+
                                                         ------------  ------------
 #DaimlerChrysler AG, Stuttgart........................        20,052  $  1,698,501
 Degussa-Huels AG......................................         2,700       107,279
 #Deutsche Bank AG.....................................        11,788       614,680
 Deutsche Lufthansa AG.................................         7,650       164,378
 #Deutsche Telekom AG..................................        55,100     2,206,581
 Douglas Holding AG....................................           400        17,148
 Dresdner Bank AG, Frankfurt...........................        10,380       373,358
 Heidelberger Zement AG, Heidelberg....................           700        55,041
 Hochtief AG...........................................         1,510        66,313
 Hoechst AG............................................        12,000       528,869
 Karstadt AG...........................................           150        62,423
 Linde AG..............................................           100        57,090
 MAN AG................................................         2,050        60,018
 Mannesmann AG.........................................         7,830     1,043,858
 Merck KGAA............................................           600        20,672
 Metro AG..............................................         6,040       376,403
 *Muenchener Rueckversicherungs-Gesellschaft AG Em
   99..................................................         1,400       234,948
 Munchener Rueckversicherungs..........................         1,700       288,850
 Preussag AG...........................................         3,036       152,375
 RWE AG................................................        13,250       591,580
 RWE AG................................................           800        23,422
 SAP AG (Systeme Anwendungen Produkte in der
   Datenverarbeitung)..................................         1,200       410,297
 SGL Carbon AG.........................................           400        28,022
 Schering AG...........................................         1,200       129,237
 Siemens AG............................................        11,750       791,213
 *Thyssen Krupp AG.....................................        10,300       201,395
 #Veba AG..............................................        12,000       681,319
 Viag AG...............................................           546       247,772
 Volkswagen AG.........................................         5,920       364,591
                                                                       ------------
TOTAL -- GERMANY
  (Cost $11,056,746)...................................                  15,497,455
                                                                       ------------
FRANCE -- (8.9%)
COMMON STOCKS -- (8.9%)
 AXA-UAP...............................................         7,692       888,732
 Accor SA..............................................           708       174,116
 Air Liquide...........................................         1,787       269,812
 *Air Liquide Prime Fidelite...........................         2,076       308,858
 Alcatel Alsthom Cie Generale d'Electricite SA.........         5,100       607,917
 #Banque Nationale de Paris............................         4,576       386,604
 Banque Paribas........................................         2,350       255,547
 Bouygues..............................................           500       132,583
 Canal Plus SA.........................................           583       169,161
 Cap Gemini SA.........................................         1,500       216,598
 Carrefour.............................................         5,400       710,303
 *Casino Guichard Perrachon............................         1,600       152,241
 Cie Generale d'Optique Essilor International SA.......           200        70,265
 Club Mediterranee SA..................................           300        26,977
 *Coflexip SA..........................................           300        24,530
 *Compagnie Francaise d'Etudes et de Construction
   Technip SA..........................................           300        32,623
 Dassault Systemes SA..................................         2,200        72,392
 Elf Aquitaine.........................................         5,827       845,676
 *Eridania Beghin-Say SA...............................           400        58,261
 *France Telecom SA....................................        22,100     1,698,436
 *GTM Entrepose........................................           200        20,076
 Generale des Establissements Michelin SA Series B.....         2,709       119,760

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Groupe Danone.........................................         2,346  $    647,592
 *Imetal...............................................           200        25,513
 L'Oreal...............................................         1,540       929,913
 LVMH (Louis Vuitton Moet Hennessy)....................         2,016       563,033
 *LaFarge SA...........................................         2,044       184,656
 *Lagardere SCA........................................         2,300        90,064
 Legrand SA............................................           400        83,649
 Lyonnais des Eaux SA..................................         3,104       515,721
 Pathe SA..............................................           300        27,322
 *Pechiney SA Series A.................................         1,655        64,305
 Pernod-Ricard.........................................         1,260        84,318
 Peugeot SA............................................           950       141,053
 Pinault Printemps Redoute SA..........................         1,000       170,748
 *Primagaz (Cie des Gazde Petrole).....................           300        27,133
 *Promodes.............................................           400       261,821
 Rhone-Poulenc SA Series A.............................         7,865       374,179
 SEB SA................................................           300        24,075
 *SEFIMEG (Societe Francaise d'Investissements
   Immobiliers de Gestion).............................           300        19,574
 SEITA (Societe Nationale d'Exploitation Industrielle
   des Tabacs et Allumettas)...........................           800        48,642
 *Saint-Gobain.........................................         1,984       312,211
 Sanofi Synthelabo.....................................         9,656       407,895
 Schneider SA..........................................         3,029       180,528
 *Sidel SA.............................................           600        83,440
 Simco SA..............................................           300        25,894
 #Societe Generale Paris...............................         1,782       324,583
 Sodexho Alliance SA...................................           700       113,815
 Ste Bic...............................................           800        46,049
 *Thomson-CSF..........................................         3,224       104,030
 *Total SA.............................................         6,085       741,235
 Usinor................................................         5,100        69,644
 *Valeo SA.............................................         1,600       130,994
 Vivendi SA............................................        10,122       751,440
 Zodiac SA.............................................           100        20,703
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $9,760,361)....................................                  14,837,240
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Vivendi SA Rights 06/30/99
   (Cost $0)...........................................        10,122        10,478
                                                                       ------------
TOTAL -- FRANCE
  (Cost $9,760,361)....................................                  14,847,718
                                                                       ------------
SWITZERLAND -- (6.6%)
COMMON STOCKS -- (6.6%)
 ABB AG, Baden.........................................           223       316,161
 Adecco SA.............................................           450       235,998
 Alusuisse Lonza Group AG..............................           140       164,027
 Credit Suisse Holding, Zuerich (Namen)................         6,485     1,127,989
 Financiere Richemont AG...............................           106       171,433
 Fischer (Georg) AG, Schaffhausen (Namen)..............            70        22,881
 Holderbank Financiere Glarus AG, Glarus...............           170       202,635
 Kuoni Reisen Holding AG...............................             6        22,172
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Nestle SA, Cham et Vevey..............................           943  $  1,699,038
 Novartis AG, Basel....................................         1,739     2,529,405
 Roche Holding AG, Basel...............................            79     1,371,519
 SGS Societe Generale de Surveillance Holding SA.......            30        30,364
 Sairgroup, Zuerich....................................           210        47,416
 Schindler Holding AG, Hergiswil.......................            36        58,955
 Schneizerische Rueckversicherangs-Gesellschaft........           352       669,330
 Sulzer AG, Winterthur.................................            60        35,168
 Swatch Group AG.......................................            60        39,776
 Swatch Group AG (Namen)...............................           350        52,493
 United Bank of Switzerland............................         5,167     1,499,028
 Zurich Allied AG......................................         1,130       666,045
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,578,451)....................................                  10,961,833
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $3,737).......................................                       3,855
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $6,582,188)....................................                  10,965,688
                                                                       ------------
NETHERLANDS -- (5.9%)
COMMON STOCKS -- (5.9%)
 ABN Amro Holding NV...................................        34,675       770,451
 AKZO Nobel NV.........................................         6,400       266,338
 Aegon NV..............................................         1,913       155,019
 Asr Verzekeringsgroep NV..............................           400        27,625
 Buhrmann NV...........................................         1,241        20,762
 Elsevier NV...........................................        15,800       200,726
 Getronics NV..........................................         1,827        70,682
 Heineken NV...........................................         7,450       415,196
 *IHC Caland NV........................................           600        23,683
 Ing Groep NV..........................................        22,432     1,202,075
 KLM (Koninklijke Luchtvaart Mij NV)...................         1,400        40,695
 Koninklijke Ahold NV..................................        14,900       521,137
 Koninklijke Hoogovens NV..............................           726        28,163
 Koninklijke KPN NV....................................        11,300       547,052
 Koninklijke Philips Electronics.......................         8,200       705,211
 Oce NV................................................         1,517        41,875
 Royal Dutch Petroleum Co., Den Haag...................        53,200     2,970,451
 TNT Post Groep NV.....................................        11,300       284,751
 *Unilever NV..........................................        17,142     1,142,645
 Wolters Kluwer NV.....................................        10,100       407,113
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,594,883)....................................                   9,841,650
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Asr Verzekerings Groep NV Rights 06/02/99............           400             0
 *Getronics NV Rights Open Pay Date....................           132             0
 *Ing Groep NV Rights 06/07/99.........................        22,432             0
 *Koninklijke KPN NV Rights Open Pay Date..............        10,700             0
 *Koninklijke Ahold Rights Open Pay Date...............        14,900             0

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *TNT Post Groep NV Rights Open Pay Date...............        10,600  $          0
 *Unilever NV Rights 06/04/99..........................        19,200             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $6,594,883)....................................                   9,841,650
                                                                       ------------
ITALY -- (4.4%)
COMMON STOCKS -- (4.4%)
 *Alitalia Linee Aeree Italiane SpA Series A...........        20,000        58,763
 Alleanza Assicurazioni SpA............................        13,612       153,003
 Alleanza Assicurazioni SpA (Risp).....................           124           900
 Assicurazioni Generali SpA, Trieste...................        21,404       763,166
 Banca Commerciale Italiana SpA........................        34,000       244,944
 Banca di Roma.........................................        66,500        97,346
 *Banca Intesa SpA.....................................         2,000        10,222
 #Banco Ambrosiano Veneto SpA..........................        44,000       224,513
 Benetton Group SpA....................................        25,500        49,993
 Bulgari SpA...........................................         4,000        24,216
 *Campart SpA..........................................        38,769        26,309
 Credito Italiano......................................        79,000       372,540
 #ENI SpA..............................................       132,000       826,742
 Edison SpA............................................        10,000        87,831
 #Fiat SpA.............................................        75,900       245,228
 HPI SpA (Holding di Partecipazioni Industriale).......        18,000        11,556
 INA (Istituto Nazionale delle Assicurazioni SpA)......        66,000       152,513
 ITALGAS SpA, Torino...................................        11,000        47,272
 Ifil Finanziaria Partecipazioni SpA, Torino...........         9,000        30,678
 *Ing C.Olivetti & C SpA, Ivrea........................        47,500       148,503
 Italcementi Fabbriche Riunite Cemento SpA, Bergamo....         1,500        17,096
 La Fondiara Assicurazioni SpA.........................         4,200        22,529
 Mediaset SpA..........................................        19,000       154,363
 Mediobanca SpA........................................         9,000       102,574
 Mondadori (Arnoldo) Editore SpA.......................         1,500        26,114
 #Montedison SpA.......................................        73,260        65,188
 Parmalat Finanziaria SpA..............................        15,000        20,311
 Pirelli SpA...........................................        30,000        84,381
 RAS SpA (Riunione Adriatica di Sicurta)...............         7,465        72,669
 RAS SpA (Riunione Adriatica di Sicurta) (Risp)........           371         3,076
 Rinascente per l'Esercizio di Grande Magazzini SpA....         3,000        25,346
 SAI SpA (Sta Assicuratrice Industriale SpA)...........         2,000        22,481
 #San Paolo-Imi SpA....................................        32,607       441,520
 Seat Pagine Gialle SpA................................        86,000       117,349
 Sirti SpA.............................................         4,000        19,950
 *Telecom Italia Mobile SpA............................       134,740       794,594
 Telecom Italia SpA, Torino............................       176,965     1,828,158
 Unione Immobiliare SpA................................        61,000        28,829
                                                                       ------------
TOTAL -- ITALY
  (Cost $4,003,196)....................................                   7,422,766
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------
SPAIN -- (2.9%)
COMMON STOCKS -- (2.9%)
 *Acerinox SA..........................................           800  $     23,003
 Argentaria Caja Postal y Banco Hipotecario SA.........        10,200       229,196
 Autopistas Concesionaria Espanola SA..................         4,700        60,103
 *Azucarera Ebro Agricolas SA..........................           900        14,097
 Banco Bilbao Vizcaya SA...............................        46,500       672,426
 Banco de Santander SA.................................        38,492       804,952
 Banco Popular Espanol SA, Madrid......................         2,000       146,594
 Corporacion Financieri Alba SA Series B...............           200        30,114
 *Corporacion Mapfre Compania Internacional de
   Reaseguros SA, Majadah Onda.........................           900        18,699
 *ENDESA SA, Madrid....................................        20,700       441,756
 Fomento de Construcciones y Contratas SA..............         1,300        74,897
 Grupo Dragados........................................           800        27,730
 Iberdrola SA..........................................        19,500       280,150
 *Metrovacesa SA.......................................           700        15,788
 Repsol SA.............................................        19,500       353,960
 SDG SA, Barcelona.....................................         3,300       256,718
 Sociedad General de Aguas de Barcelona SA.............           900        47,899
 Tabacalera SA.........................................         4,100        80,167
 *Telefonica de Espana SA..............................        23,406     1,125,293
 *Telefonica de Espana SA..............................           452        21,567
 Union Electrica Fenosa SA.............................         6,600        86,401
 *Vallehermoso SA......................................         1,900        18,615
 Zardoya-Otis SA.......................................           700        18,876
                                                                       ------------
TOTAL -- SPAIN
  (Cost $3,278,302)....................................                   4,849,001
                                                                       ------------
AUSTRALIA -- (2.9%)
COMMON STOCKS -- (2.9%)
 AMP, Ltd..............................................        23,200       253,015
 Amcor, Ltd............................................        12,538        66,811
 Australia & New Zealand Banking Group, Ltd............        32,506       236,357
 Boral, Ltd............................................        25,476        41,642
 Brambles Industries, Ltd..............................         4,891       130,697
 Broken Hill Proprietary Co., Ltd......................        44,554       458,165
 CSL, Ltd..............................................         2,475        20,713
 CSR, Ltd..............................................        16,243        43,702
 Coca-Cola Amatil, Ltd.................................        17,160        73,275
 Coles Myer, Ltd.......................................        22,009       115,307
 Colonial, Ltd.........................................        19,800        70,813
 Commonwealth Bank of Australia........................        11,759       189,364
 Fosters Brewing Group, Ltd............................        34,148        96,898
 GIO Australia Holdings, Ltd...........................         9,878        25,188
 Goodman Fielder, Ltd..................................        16,834        16,510
 Hardie (James) Industries, Ltd........................         8,791        21,554
 Leighton Holdings, Ltd................................         5,652        21,618
 Lend Lease Corp., Ltd.................................        10,118       128,392
 MIM Holdings..........................................        51,524        27,961
 Mayne Nickless, Ltd...................................         6,569        22,978
 National Australia Bank, Ltd..........................        38,795       629,360
 News Corp., Ltd.......................................        37,715       288,313
 News Corp., Ltd.......................................        19,644       162,602
 Normandy Mining, Ltd..................................        22,112        16,048

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 North, Ltd............................................        12,604  $     22,909
 Orica, Ltd............................................         4,516        25,009
 Pacific Dunlop, Ltd...................................        19,238        34,376
 Pioneer International, Ltd............................        11,314        26,335
 QBE Insurance Group, Ltd..............................         6,417        25,174
 Rio Tinto, Ltd........................................        12,819       180,200
 Santos, Ltd...........................................         7,866        24,429
 Smith (Howard), Ltd...................................         3,188        25,013
 Southcorp, Ltd........................................        13,451        54,131
 Suncorp-Metway Limited................................         3,841        22,301
 Tabcorp Holdings, Ltd.................................         6,574        45,819
 Telstra Corp., Ltd....................................        92,500       458,430
 The Australian Gas Light Company......................         7,026        44,560
 WMC, Ltd..............................................        30,370       112,786
 *Wesfarmers, Ltd......................................         5,621        52,849
 Westpac Banking Corp..................................        51,286       351,752
 Woodside Petroleum, Ltd...............................         6,666        41,623
 Woolworths, Ltd.......................................        21,500        71,833
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,847,782)....................................                   4,776,812
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $215).........................................                         225
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $3,847,997)....................................                   4,777,037
                                                                       ------------
SWEDEN -- (2.6%)
COMMON STOCKS -- (2.6%)
 AGA AB Series A.......................................         2,900        37,208
 AGA AB Series B.......................................         4,500        57,212
 Asea AB Series A......................................        14,400       196,516
 Asea AB Series B......................................         5,000        67,943
 Astrazeneca P.L.C.....................................        18,161       715,990
 Atlas Copco AB Series A...............................         2,000        50,156
 Atlas Copco AB Series B...............................           900        22,045
 *Boliden, Ltd.........................................           859         1,934
 Drott Series B........................................         2,400        20,575
 Electrolux AB Series B................................         7,900       153,423
 Fastighets AB Balder..................................           420         4,409
 Foreningssparbanken AB Series A.......................         7,000       143,701
 Hennes & Mauritz AB Series B..........................        15,200       342,177
 Mandamus AB...........................................           225         1,260
 *Netcom AB Series B...................................         1,400        42,702
 Om Gruppen AB.........................................         1,500        18,983
 SSAB Swedish Steel Series A...........................         1,700        19,234
 Sandvik AB Series A...................................         3,200        69,985
 Sandvik AB Series B...................................         1,300        28,431
 Securitas AB Series B.................................         5,700        81,444
 Skandia Insurance AB..................................        10,200       175,486
 Skandinaviska Enskilda Banken Series A................        12,100       146,781
 Skanska AB............................................         2,400        83,981
 Svenska Cellulosa AB Series B.........................         3,900        90,980
 Svenska Handelsbanken Series A........................         5,000       181,085
 Svenska Kullagerfabriken AB Series B..................         1,300        20,395
 Swedish Match AB (Frueher Svenska Taendsticks AB).....         8,800        32,128
 Sydkraft AB Series C..................................         2,400        42,691
 Telefon AB L.M. Ericsson Series A.....................         3,000        82,932
 Telefon AB L.M. Ericsson Series B.....................        42,300     1,132,331
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Trelleborg AB Series B................................         2,200  $     19,631
 Volvo AB Series A.....................................         2,200        55,556
 Volvo AB Series B.....................................         6,600       167,823
 Wm-Data AB Series B...................................         1,100        38,492
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,493,753)....................................                   4,345,620
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $29,979)......................................                      29,184
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *AGA AB Series A Rights 06/29/99......................         2,900           957
 *AGA AB Series B Rights 06/29/99......................         4,500         1,506
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       2,463
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $3,523,732)....................................                   4,377,267
                                                                       ------------
HONG KONG -- (2.6%)
COMMON STOCKS -- (2.6%)
 Bank of East Asia, Ltd................................        32,000        70,153
 CLP Holdings, Ltd.....................................        58,000       279,735
 Cathay Pacific Airways, Ltd...........................        80,000       121,736
 Cheung Kong Holdings, Ltd.............................        54,000       438,714
 Citic Pacific, Ltd....................................        24,000        62,364
 Hang Lung Development Co., Ltd........................        21,000        24,373
 Hang Seng Bank, Ltd...................................        45,500       487,008
 Henderson Land Development Co., Ltd...................        18,000        90,760
 Hong Kong & Shanghai Hotels, Ltd......................        27,500        20,214
 Hong Kong and China Gas Co., Ltd......................       111,600       157,589
 Hong Kong Electric Holdings, Ltd......................        31,679        99,272
 Hong Kong Telecommunications, Ltd.....................       284,258       656,164
 Hutchison Whampoa, Ltd................................        92,000       768,200
 Hysan Development Co., Ltd............................        18,413        27,188
 Johnson Electric Holdings, Ltd........................        18,500        68,231
 New World Development Co., Ltd........................        46,558       113,776
 Shangri-la Asia, Ltd..................................        32,000        34,251
 Sino Land Co., Ltd....................................        74,000        39,841
 South China Morning Post (Holdings), Ltd..............        40,000        19,859
 Sung Hungkai Properties, Ltd..........................        56,506       451,786
 Swire Pacific, Ltd. Series A..........................        27,000       128,829
 Television Broadcasts, Ltd............................         7,000        28,887
 Wharf Holdings, Ltd...................................        54,000       137,533
 Wing Lung Bank, Ltd...................................         5,500        19,930
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $4,117,786)....................................                   4,346,393
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $9,126).......................................                       9,126
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $4,126,912)....................................                   4,355,519
                                                                       ------------
FINLAND -- (1.5%)
COMMON STOCKS -- (1.5%)
 Kemira Oyj............................................         3,200        19,708
 Kesko Oyj.............................................         1,300        17,263
 Merita Oyj, Helsinki..................................        19,100       113,436
 Metra Oyj Series B....................................         1,200        26,789
 #Nokia Oyj............................................        28,611     2,040,267

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Outokumpu Oyj Series A................................         3,100  $     32,025
 Pohjola Group Insurance Corp. Series A................           500        23,003
 Pohjola Group Insurance Corp. Series B................           400        18,821
 Sampo Insurance Co., Ltd..............................         1,500        45,484
 Stockmann Oy AB.......................................           600        13,488
 Upm-Kymmene Oyj.......................................         6,900       202,733
                                                                       ------------
TOTAL -- FINLAND
  (Cost $1,926,663)....................................                   2,553,017
                                                                       ------------
BELGIUM -- (1.4%)
COMMON STOCKS -- (1.4%)
 Barco NV..............................................           200        31,368
 Cimenteries CBR Cementsedrijoen.......................           400        36,513
 *D'Ieteren SA.........................................           110        49,457
 Electrabel SA.........................................         1,300       400,855
 Etablissement Delhaize Freres & Cie le Lion SA
   Molenbeek-Saint-Jean................................         1,000        86,158
 *Fortis AG............................................           931         5,266
 Fortis AG Series B....................................        17,379       558,778
 *Fortis AG VVPR.......................................         8,379            88
 Ing Groep NV..........................................         1,211        65,844
 KBC Bancassurance Holding SA..........................         5,200       316,987
 Petrofina SA, Bruxelles...............................           500       270,290
 Solvay SA.............................................         2,000       133,734
 Tractebel (Cie Reunies Electrobel et Tractionel SA)...         2,100       278,425
 *UCB SA...............................................         2,500       107,933
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,999,582)....................................                   2,341,696
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Ing Groep NV Warrants 03/15/01
   (Cost $0)...........................................           200         4,057
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $1,999,582)....................................                   2,345,753
                                                                       ------------
SINGAPORE -- (1.0%)
COMMON STOCKS -- (1.0%)
 Cerebos Pacific, Ltd..................................        10,000        22,728
 City Developments, Ltd................................        26,000       155,271
 Creative Technology Co., Ltd..........................         3,000        40,354
 Cycle & Carriage, Ltd.................................         7,000        38,963
 DBS Land, Ltd.........................................        30,000        53,226
 Fraser & Neave, Ltd...................................        10,000        39,426
 Keppel Bank of Singapore, Ltd.........................        35,750        78,351
 Keppel Corp., Ltd.....................................        25,000        71,316
 Keppel Land, Ltd......................................        22,000        37,374
 Parkway Holdings, Ltd.................................        10,000        21,453
 *Sembcorp Industries, Ltd.............................        52,000        69,344
 Singapore Land, Ltd...................................        11,000        30,231
 Singapore Press Holdings, Ltd.........................        10,000       136,253
 Singapore Technologies Engineering, Ltd...............        84,000        91,562
 Singapore Telecommunications, Ltd.....................       452,000       762,624
 United Industrial Corp., Ltd..........................        32,000        19,852
 Wing Tai Holdings, Ltd................................        19,000        21,371
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,744,300)....................................                   1,689,699
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $2,327).......................................                $      2,309
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $1,746,627)....................................                   1,692,008
                                                                       ------------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
 Bang & Olufsen Holding A.S. Series B..................           290        18,996
 Carlsberg A.S. Series A...............................           680        30,623
 Carlsberg A.S. Series B...............................         1,530        70,521
 Dampskibsselskabet AF 1912 A.S........................            23       193,909
 Dampskibsselskabet Svendborg A.S......................            16       192,521
 Danisco A.S...........................................         1,380        66,420
 Den Danske Bank A.S...................................         1,170       125,797
 Fls Industries........................................           890        21,293
 GN Great Nordic, Ltd..................................           590        19,762
 ISS International Service System A.S..................           440        22,168
 Kapital Holdings A.S..................................           670        25,081
 Novo Nordisk A.S. Series B............................         1,470       150,192
 Tele Danmark A.S. Series B............................         2,590       265,352
 Unidanmark A.S. Series A..............................         1,070        75,291
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,439,435)....................................                   1,277,926
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $7,525).......................................                       7,413
                                                                       ------------
TOTAL -- DENMARK
  (Cost $1,446,960)....................................                   1,285,339
                                                                       ------------
EMU -- (0.4%)
INVESTMENT IN CURRENCY -- (0.4%)
 *Euro Currency
   (Cost $761,687).....................................                     752,357
                                                                       ------------
NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
 Bergesen Dy ASA Series A..............................         1,100        16,457
 Christiania Bank Og Kreditkasse.......................        12,700        51,366
 Den Norske Bank ASA Series A..........................        16,000        55,382
 Elkem ASA.............................................         1,300        20,603
 Kvaerner ASA..........................................           600         9,928
 Merkantildata ASA.....................................         2,200        21,339
 Norsk Hydro ASA.......................................         6,200       244,084
 Norske Skogindustrier ASA Series A....................           900        31,381
 Orkla ASA Series A....................................         4,800        76,074
 Petroleum Geo Services ASA............................         2,200        35,565
 Schibsted ASA.........................................         1,600        18,461
 Storebrand ASA........................................         6,900        46,367
 Tomra Systems ASA.....................................         1,000        37,657
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $771,835)......................................                     664,664
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $11,548)......................................                      11,347
                                                                       ------------

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
RIGHTS/WARRANTS -- (0.0%)
 *Kvaerner ASA Rights 06/09/99
   (Cost $0)...........................................           600  $        289
                                                                       ------------
TOTAL -- NORWAY
  (Cost $783,383)......................................                     676,300
                                                                       ------------
IRELAND -- (0.4%)
COMMON STOCKS -- (0.4%)
 Allied Irish Banks P.L.C..............................        21,552       285,293
 CRH P.L.C.............................................         9,076       101,163
 DCC P.L.C.............................................         2,178        17,763
 Greencore Group P.L.C.................................         4,792        17,537
 Independent Newspapers P.L.C..........................         5,854        30,299
 Irish Permanent P.L.C.................................         5,235        67,054
 Jefferson Smurfit Group P.L.C.........................        20,000        52,281
 Kerry Group P.L.C.....................................         3,000        37,171
 *Ryanair Holdings P.L.C...............................         3,398        30,200
 Waterford Wedgwood P.L.C..............................        18,396        19,235
                                                                       ------------
TOTAL -- IRELAND
  (Cost $765,194)......................................                     657,996
                                                                       ------------
AUSTRIA -- (0.3%)
COMMON STOCKS -- (0.3%)
 Austrian Airlines/Oesterreichische Luftverkehrs.......           754        19,316
 Bank Austria AG.......................................         3,488       179,072
 Flughafen Wien AG.....................................           579        24,658
 Mayr Melnhof Karton AG................................           472        22,179
 Oesterreichische Elektrizitaetswirtschafts AG.........           594        77,947
 Omv AG................................................         1,007        84,234
 Va Technologie AG.....................................           435        36,615
 Wienerberger Baustoft Industrie AG....................           251        44,091
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $558,382)......................................                     488,112
                                                                       ------------
PORTUGAL -- (0.2%)
COMMON STOCKS -- (0.2%)
 BCP (Banco Comercial Portugues SA)....................         4,800       130,994
 Banco Espirito Santo e Comercial de Lisboa............         2,800        68,801
 Cimpor Cimentos de Portugal SA........................         1,800        48,069
 Portugal Telecom SA...................................         3,400       154,290
 Sonae Investimentos Sociedade Gestora de Participacoes
   Sociais SA..........................................           900        32,127
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $432,574)......................................                     434,281
                                                                       ------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
 *Brierley Investments, Ltd............................        41,700        12,073
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Carter Holt Harvey, Ltd...............................        50,100  $     57,482
 Fletcher Challenge, Ltd...............................         9,700        23,351
 Lion Nathan, Ltd......................................         8,500        20,416
 Telecom Corporation of New Zealand, Ltd...............        50,600       218,657
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $357,321)......................................                     331,979
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $43)..........................................                          45
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $357,364)......................................                     332,024
                                                                       ------------
MALAYSIA -- (0.1%)
COMMON STOCKS -- (0.1%)
 Kuala Lumpur Kepong Berhad............................        14,000        16,358
 Malayan Banking Berhad................................        24,000        53,558
 Malaysian International Shipping Corp. (Foreign)......        20,000        28,000
 Nestle (Malaysia) Berhad..............................         4,000        14,063
 Resorts World Berhad..................................        21,000        32,716
 Rothmans of Pall Mall Malaysia Berhad.................         5,000        29,474
 Sime Darby Berhad (Malaysia)..........................        46,000        48,227
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $182,692)......................................                     222,396
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (3.3%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
   06/01/99 (Collateralized by U.S. Treasury Notes
   6.25%, 01/31/02, valued at $5,692,500) to be
   repurchased at $5,606,864.
   (Cost $5,604,000)...................................  $      5,604     5,604,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)(Cost $130,792,660)++.....                $167,369,472
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

               THE TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                         ------------  ------------
UNITED KINGDOM -- (20.3%)
COMMON STOCKS -- (15.7%)
 Aggregate Industries P.L.C............................       16,000   $     20,126
 Antofagasta Holdings P.L.C............................        2,000          8,685
 Arcadia Group P.L.C...................................        2,000          7,740
 Arjo Wiggins Appleton P.L.C...........................       12,000         34,228
 *Associated British Foods P.L.C.......................       10,920         83,073
 Associated British Ports Holdings P.L.C...............        4,700         20,786
 BAA P.L.C.............................................       15,000        161,162
 BPB P.L.C.............................................        6,800         32,144
 Barratt Developments P.L.C............................        2,000         10,304
 Beazer Group P.L.C....................................        3,000          9,302
 Berkeley Group P.L.C..................................        1,670         18,331
 Britannic P.L.C.......................................        2,500         39,539
 British Airways P.L.C.................................       15,000        107,682
 British Land Co. P.L.C................................        6,800         59,930
 British Steel P.L.C...................................       26,300         55,840
 British Vita P.L.C....................................        2,300          9,122
 Brixton Estate P.L.C..................................        2,500          9,534
 Burford Holdings P.L.C................................        4,000          6,954
 Capital Shopping Centres P.L.C........................        5,000         30,967
 Chelsfield P.L.C......................................        2,000          9,999
 Cookson Group P.L.C...................................        9,000         26,103
 Glynwed International P.L.C...........................        2,000          6,233
 Hammerson P.L.C.......................................        4,100         29,992
 Inchcape P.L.C........................................        7,000         16,264
 Lasmo P.L.C...........................................       13,900         29,401
 Lex Service P.L.C.....................................        1,200         10,797
 Lonmin P.L.C..........................................        1,300         10,437
 Marks & Spencer P.L.C.................................       41,300        260,747
 Millennium and Copthorne Hotels P.L.C.................        2,000         18,332
 Mirror Group P.L.C....................................        6,000         22,161
 Morrison (Wm.) Supermarkets P.L.C.....................       10,000         26,600
 Norwich Union P.L.C...................................       27,000        191,448
 Peninsular & Oriental Steam Navigation Co.............        9,000        131,526
 Pilkington P.L.C......................................       15,700         18,365
 Pillar Property Investments P.L.C.....................        2,000         10,608
 RMC Group P.L.C.......................................        3,000         40,044
 Rank Group P.L.C......................................       10,000         35,814
 Rexam P.L.C...........................................        5,000         19,710
 Rio Tinto P.L.C.......................................       15,200        222,863
 *Royal & Sun Alliance Insurance Group P.L.C...........       20,400        166,878
 Safeway P.L.C.........................................       14,700         60,832
 Sainsbury (J.) P.L.C..................................       27,600        167,840
 Scottish & Newcastle P.L.C............................        8,900        103,324
 Slough Estates P.L.C..................................        5,900         34,839
 Storehouse P.L.C......................................        4,000          7,563
 Tarmac P.L.C..........................................       10,300         19,641
 Tate & Lyle P.L.C.....................................        6,000         39,419
 Taylor Woodrow P.L.C..................................        5,800         16,636
 Thistle Hotels P.L.C..................................        5,000         14,422
 Unigate P.L.C.........................................        3,200         21,793
 United Assurance Group P.L.C..........................        4,000         26,280

                                                            SHARES           VALUE+
                                                         ------------  ------------
 United Biscuits Holdings P.L.C........................        6,200   $     19,696
 Whitbread P.L.C.......................................        7,000        124,619
 Wilson Bowden P.L.C...................................        1,000         11,618
 Wimpey (George) P.L.C.................................        3,800          9,682
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,840,878)....................................                   2,707,975
                                                                       ------------
INVESTMENT IN CURRENCY -- (4.6%)
 *British Pound Sterling
   (Cost $793,417).....................................                     795,562
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Millenium and Copthorne Hotels P.L.C. Rights 06/06/99
   (Cost $0)...........................................          650          1,021
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $3,634,295)....................................                   3,504,558
                                                                       ------------
JAPAN -- (19.7%)
COMMON STOCKS -- (15.5%)
 Aisin Seiki Co., Ltd..................................        2,000         21,851
 Amada Co., Ltd........................................        2,000         12,415
 Ashikaga Bank, Ltd....................................        5,000          9,642
 Bank of Iwate, Ltd....................................          200          8,211
 Bank of Nagoya, Ltd...................................        2,000          9,965
 Bank of Yokohama, Ltd.................................       10,000         26,486
 Best Denki Co., Ltd...................................        1,000          7,035
 Canon Sales Co., Inc..................................        1,000         15,593
 Casio Computer Co., Ltd...............................        2,000         13,690
 Chiyoda Fire and Marine Insurance Co., Ltd............        3,000         10,776
 Chugoku Bank, Ltd.....................................        2,000         25,691
 Cosmo Oil Co., Ltd....................................        4,000          7,184
 Dai Tokyo Fire & Marine Insurance Co., Ltd............        3,000         10,255
 Daicel Chemical Industries, Ltd.......................        3,000          9,659
 Daishi Bank, Ltd......................................        3,000         10,180
 Daito Trust Construction Co., Ltd.....................        1,000         11,033
 Daiwa Bank, Ltd.......................................       16,000         32,180
 Daiwa House Industry Co., Ltd.........................        5,000         53,965
 Daiwa Securities Co., Ltd.............................       13,000         68,648
 Denki Kagaku Kogyo KK.................................        4,000          7,085
 Dowa Fire & Marine Insurance Co., Ltd.................        2,000          7,135
 Fukuoka City Bank, Ltd................................        2,000          8,244
 Fukuyama Transporting Co., Ltd........................        2,000         10,164
 General Sekiyu KK.....................................        3,000          9,560
 Higo Bank, Ltd........................................        2,000          8,525
 Hitachi Cable, Ltd....................................        2,000          9,469
 Hitachi Metals, Ltd...................................        2,000          9,601
 Hitachi, Ltd..........................................       34,000        250,174
 Hokkoku Bank, Ltd.....................................        2,000          7,780
 Hokuriku Bank, Ltd....................................        5,000          9,518
 House Foods Corp......................................        1,000         14,915
 Hyakugo Bank, Ltd. (105th Bank).......................        2,000          8,194
 Hyakujishi Bank, Ltd..................................        3,000         16,189
 Inax Corp.............................................        2,000         13,607
 Itochu Corp...........................................       12,000         27,313

THE TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Itoham Foods, Inc.....................................        2,000   $      8,409
 Izumiya Co., Ltd......................................        1,000          8,856
 Juroku Bank, Ltd......................................        3,000         11,099
 Kajima Corp...........................................        9,000         27,115
 Kamigumi Co., Ltd.....................................        2,000          9,469
 Kandenko Co., Ltd.....................................        2,000         12,515
 Kinden Corp...........................................        2,000         22,347
 Kobe Steel, Ltd.......................................       28,000         23,870
 Kokuyo Co., Ltd.......................................        1,000         14,733
 Konica Corp...........................................        2,000          7,813
 Kyushu Matsushita Electric Co., Ltd...................        1,000          9,601
 Makita Corp...........................................        1,000         10,892
 Marubeni Corp.........................................       13,000         27,007
 Maruichi Steel Tube, Ltd..............................        1,000         13,797
 Matsushita Electric Industrial Co., Ltd...............       21,000        380,649
 Mitsubishi Gas Chemical Co., Inc......................        3,000          8,442
 Mitsubishi Heavy Industries, Ltd......................       34,000        132,826
 Mitsubishi Materials Corp.............................       11,000         21,851
 Mitsui Trust & Banking Co., Ltd.......................       17,000         25,749
 Mycal Corp............................................        2,000         11,107
 NKK Corp..............................................       34,000         26,453
 NTN Corp..............................................        3,000          9,187
 Nanto Bank, Ltd.......................................        2,000          9,932
 National House Industrial Co., Ltd....................        1,000          8,111
 *New Japan Securities Co., Ltd........................        4,000          7,151
 Nippon Mitsubishi Oil Company.........................        9,000         36,277
 Nippon Sheet Glass Co., Ltd...........................        4,000         13,177
 Nippon Shinpan Co., Ltd...............................        2,000          6,357
 Nippon Shokubai Co., Ltd..............................        2,000         11,803
 Nishimatsu Construction Co., Ltd......................        2,000         11,025
 Nishi-Nippon Bank, Ltd................................        3,000         11,496
 *Nissan Motor Co., Ltd................................       25,000        110,081
 Nisshin Steel Co., Ltd................................        7,000          9,849
 Nisshinbo Industries, Inc.............................        2,000          7,946
 Nissho Iwai Corp......................................        7,000          6,373
 Okumura Corp..........................................        2,000          7,896
 Omron Corp............................................        2,000         27,313
 Pioneer Electronic....................................        1,000         16,595
 Q.P. Corp.............................................        1,000          7,275
 Sakura Bank, Ltd......................................       38,000        128,952
 Sanwa Shutter Corp....................................        2,000          9,303
 Sanyo Electric........................................       19,000         68,408
 Sekisui Chemical Co., Ltd.............................        5,000         30,955
 Sekisui House, Ltd....................................        7,000         76,014
 Shiga Bank, Ltd.......................................        2,000          9,055
 Shimizu Corp..........................................        8,000         28,273
 Showa Shell Sekiyu KK.................................        3,000         16,909
 Sumitomo Forestry Co., Ltd............................        1,000          7,822
 Sumitomo Metal Industries, Ltd. Osaka.................       33,000         43,428
 Sumitomo Metal Mining Co., Ltd........................        5,000         20,444
 Sumitomo Osaka Cement Co., Ltd........................        4,000          7,317
 Sumitomo Realty & Development Co., Ltd................        3,000         11,174
 Sumitomo Trust & Banking Co., Ltd.....................       14,000         57,822
 Taisei Corp...........................................        6,000         13,557
 Takara Standard Co., Ltd..............................        1,000          6,406
 Tanabe Seiyaku Co., Ltd...............................        2,000         11,869
 Toda Corp.............................................        2,000          9,932
 Toho Bank, Ltd........................................        2,000          6,804
 Tokyo Steel Manufacturing Co., Ltd....................        1,400          6,477
 Tokyo Style Co., Ltd..................................        1,000         11,008
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Toyo Seikan Kaisha, Ltd...............................        2,000   $     37,990
 Toyo Suisan Kaisha, Ltd...............................        1,000          8,757
 Toyo Trust & Banking Co., Ltd.........................        8,000         23,175
 Toyoda Machine Works, Ltd.............................        1,000          6,605
 Victor Co. of Japan, Ltd..............................        2,000         13,938
 Wacoal Corp...........................................        1,000         10,776
 Yamaguchi Bank........................................        2,000         18,490
 Yamaha Corp...........................................        2,000         20,609
 *Yasuda Trust & Banking Co., Ltd......................       13,000         15,709
 Yokogawa Electric Corp................................        2,000          9,899
 Yokohama Rubber Co., Ltd..............................        3,000          7,946
 Zexel Corp............................................        3,000          8,070
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,791,587)....................................                   2,678,269
                                                                       ------------
INVESTMENT IN CURRENCY -- (4.2%)
 *Japanese Yen
   (Cost $722,059).....................................                     730,904
                                                                       ------------
TOTAL -- JAPAN
  (Cost $3,513,646)....................................                   3,409,173
                                                                       ------------
EMU -- (12.0%)
INVESTMENT IN CURRENCY -- (12.0%)
 *Euro Currency (Cost $2,090,228)......................                   2,072,707
                                                                       ------------
FRANCE -- (6.4%)
COMMON STOCKS -- (6.4%)
 AGF (Assurances Generales de France SA)...............        1,800         89,475
 Banque Nationale de Paris.............................        2,100        177,419
 *Christian Dior SA....................................          400         56,839
 *Eridania Beghin-Say SA...............................          200         29,131
 Esso SA...............................................          100          8,783
 Euro Disney SCA.......................................        5,800          9,036
 *GTM Entrepose........................................          100         10,038
 Generale des Establissements Michelin SA Series B.....        1,300         57,471
 *Imetal...............................................          100         12,756
 *LaFarge SA...........................................        1,000         90,341
 *Pechiney SA Series A.................................          800         31,084
 Pernod-Ricard.........................................          400         26,768
 Peugeot SA............................................          500         74,238
 Rallye SA.............................................          200         11,627
 SEB SA................................................          100          8,025
 *Saint-Gobain.........................................          900        141,628
 Societe Generale Paris................................        1,000        182,145
 *Thomson-CSF..........................................        1,400         45,174
 Union Assurances Federales SA.........................          100         12,024
 Usinor................................................        2,400         32,774
                                                                       ------------
TOTAL -- FRANCE
  (Cost $1,139,999)....................................                   1,106,776
                                                                       ------------
SWITZERLAND -- (6.1%)
COMMON STOCKS -- (4.9%)
 Ascom Holding AG, Bern................................           10         19,146
 Baloise-Holding, Basel................................          110         78,988
 Ciba Spezialitaetenchemie Holding AG..................        1,300         96,634
 Financiere Richemont AG...............................           95        153,643
 Helvetia Patria Holding, St. Gallen...................           30         23,334
 Jelmoli Holding AG, Zuerich...........................           10          9,320
 Oerlikon-Buehrle Holding AG, Zuerich..................          200         28,848
 Roche Holding AG, Basel...............................           12        208,332

THE TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Sairgroup, Zuerich....................................          190   $     42,900
 Saurer AG, Arbon......................................           20         10,108
 Schweizerische Lebensvericherungs und Rentenanstalt...          220        137,326
 Sig Schweizerische Industrie-Gesellschaft Holding AG,
   Neuhausen AM Rheinfall..............................           20         12,432
 Sulzer AG, Winterthur.................................           60         35,168
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $897,532)......................................                     856,179
                                                                       ------------
INVESTMENT IN CURRENCY -- (1.2%)
 *Swiss Francs
   (Cost $205,799).....................................                     205,795
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $1,103,331)....................................                   1,061,974
                                                                       ------------
GERMANY -- (6.1%)
COMMON STOCKS -- (6.1%)
 AGIV AG fuer Industrie & Verkehrswesen................          400          8,490
 BASF AG...............................................        2,800        107,008
 BHF Bank AG...........................................          800         26,015
 *BHW Holding AG, Berlin...............................        1,600         24,275
 Bankgesellschaft Berlin AG............................        1,700         24,885
 Bayer AG..............................................        3,200        124,804
 Bilfinger & Berger Bau AG, Mannheim...................          300          7,466
 Commerzbank AG........................................        5,550        154,944
 Continental AG........................................          500         11,606
 Deutsche Bank AG......................................        5,900        307,653
 Deutsche Pfandbrief und Hypothekenbank AG, Depfa......          400         34,714
 Dresdner Bank AG, Frankfurt...........................        2,900        104,310
 Fresenius Medical Care AG.............................          600         30,114
 Heidelberger Zement AG, Heidelberg....................          200         15,726
 Hochtief AG...........................................          650         28,545
 MAN AG................................................          450         13,175
 Merck KGAA............................................          400         13,781
 Vereins & Westbank AG.................................          600         16,562
                                                                       ------------
TOTAL -- GERMANY
  (Cost $1,142,675)....................................                   1,054,073
                                                                       ------------
NETHERLANDS -- (3.9%)
COMMON STOCKS -- (3.9%)
 ABN Amro Holding NV...................................        6,300        139,981
 Asr Verzekeringsgroep NV..............................          100          6,906
 Buhrmann NV...........................................          400          6,692
 DSM NV................................................          100          9,337
 Ing Groep NV..........................................        4,600        246,503
 KLM (Koninklijke Luchtvaart Mij NV)...................          300          8,720
 Koninklijke KPN NV....................................        2,300        111,347
 Koninklijke Philips Electronics.......................        1,600        137,602
 Vendex NV (non-food)..................................          302          8,842
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $707,239)......................................                     675,930
                                                                       ------------
                                                            SHARES           VALUE+
                                                         ------------  ------------
RIGHTS/WARRANTS -- (0.0%)
 *Ing Groep NV Rights 06/07/99.........................        4,200   $          0
 *Koninklijke KPN NV Rights Open Pay Date..............        1,000              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $707,239)......................................                     675,930
                                                                       ------------
ITALY -- (3.2%)
COMMON STOCKS -- (3.2%)
 Banca di Roma.........................................       57,500         84,172
 *Banca Toscana........................................        2,500         10,979
 *Campart SpA..........................................       30,000         20,358
 *Cartiere Burgo SpA...................................        1,000          6,431
 Fiat SpA..............................................       44,000        142,161
 INA (Istituto Nazionale delle Assicurazioni SpA)......       44,000        101,675
 Ifil Finanziaria Partecipazioni SpA, Torino...........        4,000         13,635
 Italcementi Fabbriche Riunite Cemento SpA, Bergamo....        2,000         22,794
 Magneti Marelli SpA...................................        5,000          6,666
 Montedison SpA........................................       30,000         26,694
 *Montedison SpA.......................................       25,000         22,245
 RAS SpA (Riunione Adriatica di Sicurta)...............        5,000         48,673
 Sirti SpA.............................................        2,500         12,469
 Toro Assicurazioni Cia Anonima d'Assicurazione di
   Torino SpA..........................................          500          6,744
 Unione Immobiliare SpA................................       56,000         26,466
                                                                       ------------
TOTAL -- ITALY
  (Cost $590,029)......................................                     552,162
                                                                       ------------
SWEDEN -- (2.4%)
COMMON STOCKS -- (1.9%)
 *Assidomaen AB........................................        1,500         30,181
 Gambro AB Series A....................................        3,100         31,096
 *Gambro AB Series B...................................          800          8,072
 Mo Och Domsjoe AB Series B............................          800         19,036
 NCC AB Series B.......................................          900          9,395
 SSAB Swedish Steel Series A...........................          700          7,920
 Svedala Industri......................................          600          9,763
 Svenska Cellulosa AB Series B.........................        2,400         55,988
 Svenska Kullagerfabriken AB Series A..................          600          9,028
 Svenska Kullagerfabriken AB Series B..................          500          7,844
 Trelleborg AB Series B................................          900          8,031
 Volvo AB Series A.....................................        1,700         42,930
 Volvo AB Series B.....................................        3,700         94,082
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $352,581)......................................                     333,366
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.5%)
 *Swedish Krona
   (Cost $82,470)......................................                      82,601
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $435,051)......................................                     415,967
                                                                       ------------

THE TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
AUSTRALIA -- (2.4%)
COMMON STOCKS -- (1.9%)
 Boral, Ltd............................................        6,850   $     11,197
 CSR, Ltd..............................................        9,942         26,749
 Colonial, Ltd.........................................        7,700         27,538
 Goodman Fielder, Ltd..................................        7,723          7,574
 MIM Holdings..........................................       11,520          6,252
 Mayne Nickless, Ltd...................................        2,131          7,454
 Normandy Mining, Ltd..................................       16,466         11,950
 North, Ltd............................................        4,641          8,436
 Pacific Dunlop, Ltd...................................        6,256         11,179
 Pasminco, Ltd.........................................        6,859          6,727
 Pioneer International, Ltd............................        5,046         11,745
 Quantas Airways, Ltd..................................        7,770         22,861
 Rio Tinto, Ltd........................................        5,736         80,632
 Santos, Ltd...........................................        4,115         12,780
 St. George Bank, Ltd..................................        3,048         21,238
 Suncorp-Metway Limited................................        1,736         10,079
 WMC, Ltd..............................................        9,713         36,071
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $340,043)......................................                     320,462
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.5%)
 *Australian Dollar
   (Cost $93,420)......................................                      93,783
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $433,463)......................................                     414,245
                                                                       ------------
SPAIN -- (2.2%)
COMMON STOCKS -- (2.2%)
 Aceralia Corporacion Siderurgica SA...................        1,600         18,704
 Acerinox SA...........................................          700         20,128
 Aumar (Autopistas del Mare Nostrum SA)................          800         17,976
 Autopistas Concesionaria Espanola SA..................        3,300         42,200
 Azucarera Ebro Agricolas SA...........................          400          6,265
 Banco Pastor SA, La Coruna............................          200         10,412
 Compania Espanola de Petroleos SA, Madrid.............        1,100         34,678
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA, Majadah Onda.........................          800         16,621
 *ENDESA SA, Madrid....................................        8,400        179,263
 Hidroelectrica del Cantabrico SA, Oviedo..............          500         21,644
 Vallehermoso SA.......................................          800          7,838
                                                                       ------------
TOTAL -- SPAIN
  (Cost $390,805)......................................                     375,729
                                                                       ------------
HONG KONG -- (1.7%)
COMMON STOCKS -- (1.4%)
 Amoy Properties, Ltd..................................       25,500         21,046
 Hang Lung Development Co., Ltd........................       12,000         13,927
 Hong Kong & Shanghai Hotels, Ltd......................       10,000          7,351
 Hysan Development Co., Ltd............................        5,000          7,383
 Kerry Properties, Ltd.................................        9,000          9,285
 New World Development Co., Ltd........................       17,000         41,544
 Shangri-la Asia, Ltd..................................       16,000         17,125
 Sino Land Co., Ltd....................................       20,000         10,768
 Swire Pacific, Ltd. Series A..........................        8,500         40,557
 Tsim Sha Tsui Properties, Ltd.........................       12,000          7,815
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Wharf Holdings, Ltd...................................       21,000   $     53,485
 Wheelock and Co., Ltd.................................       13,000         14,753
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $261,870)......................................                     245,039
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.3%)
 *Hong Kong Dollars
   (Cost $56,874)......................................                      56,873
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $318,744)......................................                     301,912
                                                                       ------------
BELGIUM -- (1.2%)
COMMON STOCKS -- (1.2%)
 Cimenteries CBR Cementsedrijoen.......................          500         45,641
 Solvay SA.............................................        1,800        120,360
 *Tessenderlo Chemie...................................          500         21,032
 Union Miniere SA......................................          500         18,377
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $214,067)......................................                     205,410
                                                                       ------------
FINLAND -- (1.2%)
COMMON STOCKS -- (1.2%)
 Kemira Oyj............................................        5,900         36,336
 Kesko Oyj.............................................        2,700         35,854
 Metsa-Serla Oyj Series B..............................        6,300         48,417
 Outokumpu Oyj Series A................................        5,700         58,885
 Rautaruukki Oy Series K...............................        2,100         12,955
 Valmet Corp. -- (FIM).................................        1,200         12,296
                                                                       ------------
TOTAL -- FINLAND
  (Cost $224,375)......................................                     204,743
                                                                       ------------
DENMARK -- (0.9%)
COMMON STOCKS -- (0.6%)
 Danisco A.S...........................................          430         20,696
 Den Danske Bank A.S...................................          390         41,933
 Fls Industries........................................          290          6,938
 Kapital Holdings A.S..................................          433         16,209
 Unidanmark A.S. Series A..............................          260         18,295
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $104,273)......................................                     104,071
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.3%)
 *Danish Krone
   (Cost $46,845)......................................                      46,827
                                                                       ------------
TOTAL -- DENMARK
  (Cost $151,118)......................................                     150,898
                                                                       ------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.6%)
 Fraser & Neave, Ltd...................................        6,000         23,656
 Keppel Corp., Ltd.....................................        9,000         25,673
 Keppel Land, Ltd......................................       13,000         22,085
 Singapore Land, Ltd...................................        4,000         10,993
 United Industrial Corp., Ltd..........................       16,000          9,926
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $95,336).......................................                      92,333
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Singapore Dollars
   (Cost $20,398)......................................                      20,418
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $115,734)......................................                     112,751
                                                                       ------------

THE TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
IRELAND -- (0.3%)
COMMON STOCKS -- (0.3%)
 Independent Newspapers P.L.C..........................        3,449   $     17,851
 Jefferson Smurfit Group P.L.C.........................       14,693         38,408
                                                                       ------------
TOTAL -- IRELAND
  (Cost $55,775).......................................                      56,259
                                                                       ------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
 Banco Espirito Santo e Comercial de Lisboa............          500         12,286
 Cimpor Cimentos de Portugal SA........................          300          8,011
 Portugal Telecom SA...................................          700         31,766
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $50,548).......................................                      52,063
                                                                       ------------
NORWAY -- (0.2%)
COMMON STOCKS -- (0.2%)
 Bergesen Dy ASA Series A..............................          500          7,481
 Christiania Bank Og Kreditkasse.......................        3,700         14,965
 Den Norske Bank ASA Series A..........................        4,000         13,846
 Norske Skogindustrier ASA Series A....................          200          6,973
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $45,077).......................................                      43,265
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $186).........................................                         183
                                                                       ------------
TOTAL -- NORWAY
  (Cost $45,263).......................................                      43,448
                                                                       ------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 Bank Austria AG.......................................          610         31,317
 Voest-Alpine Stahl AG.................................          227          6,359
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $41,132).......................................                      37,676
                                                                       ------------
                                                            SHARES           VALUE+
                                                         ------------  ------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd...............................        9,000   $     10,325
 Lion Nathan, Ltd......................................        2,800          6,725
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $20,185).......................................                      17,050
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (8.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
   06/01/99 (Collateralized by U.S. Treasury Notes
   6.75%, 04/30/00, valued at $1,500,000) to be
   repurchased at $1,474,753
   (Cost $1,474,000)...................................  $     1,474      1,474,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,891,702)++.................................                $ 17,299,504
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                            SCHEDULES OF INVESTMENTS

                   THE INTERNATIONAL SMALL COMPANY PORTFOLIO

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                                                                                  VALUE+
                                                                                                             ----------------
Investment in The Japanese Small Company Series of The DFA Investment Trust Company (24.4%)
  (Cost $92,784,045).......................................................................                  $     53,377,657
Investment in The Pacific Rim Small Company Series of The DFA Investment Trust Company
  (20.3%) (Cost $63,633,618)...............................................................                        44,581,979
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company
  (19.4%) (Cost $40,505,706)...............................................................                        42,457,918
Investment in The Continental Small Company Series of The DFA Investment Trust Company
  (35.7%) (Cost $71,801,851)...............................................................                        78,135,737
Temporary Cash Investments (0.2%)
  Repurchase Agreement, PNC Capital Markets Inc.
    4.60%, 06/01/99 (Collateralized by U.S. Treasury Note 6.75%, 04/30/00 valued at
    $635,000) to be repurchased at $621,317 (Cost $621,000)................................                           621,000
                                                                                                             ----------------
    Total Investments (100%) (Cost $269,346,220)++.........................................                  $    219,174,291
                                                                                                             ----------------
                                                                                                             ----------------

--------------
++Approximates cost for federal income tax purposes.

                      THE JAPANESE SMALL COMPANY PORTFOLIO

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                                                                                  VALUE+
                                                                                                             ----------------
Investment in The Japanese Small Company Series of The DFA Investment Trust Company........                  $    134,961,919
                                                                                                             ----------------
    Total Investments (100%) (Cost $276,999,378) ++........................................                  $    134,961,919
                                                                                                             ----------------
                                                                                                             ----------------

--------------
++The cost for federal income tax purposes is $280,089,321.

                    THE PACIFIC RIM SMALL COMPANY PORTFOLIO

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                                                                                  VALUE+
                                                                                                             ----------------
Investment in The Pacific Rim Small Company Series of The DFA Investment Trust Company.....                  $    127,474,489
                                                                                                             ----------------
    Total Investments (100%) (Cost $177,831,731) ++........................................                  $    127,474,489
                                                                                                             ----------------
                                                                                                             ----------------

--------------
++Approximates cost for federal income tax purposes.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                            SCHEDULES OF INVESTMENTS

                   THE UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                                                                                   VALUE+
                                                                                                               --------------
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company....                  $   89,342,339
                                                                                                               --------------
    Total Investments (100%) (Cost $78,039,241) ++...........................................                  $   89,342,339
                                                                                                               --------------
                                                                                                               --------------

--------------
++Approximates cost for federal income tax purposes.

                    THE CONTINENTAL SMALL COMPANY PORTFOLIO

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                                                                                  VALUE+
                                                                                                             ----------------
Investment in The Continental Small Company Series of The DFA Investment Trust Company.....                  $    173,995,110
                                                                                                             ----------------
    Total Investments (100%) (Cost $138,110,915) ++........................................                  $    173,995,110
                                                                                                             ----------------
                                                                                                             ----------------

--------------
++Approximates cost for federal income tax purposes.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
JAPAN -- (26.0%)
COMMON STOCKS -- (26.0%)
 Achilles Corp.........................................        75,000  $     90,631
 Aica Kogyo Co., Ltd...................................        75,000       314,724
 Aichi Corp............................................        63,200       163,205
 Aichi Machine Industry Co., Ltd.......................        86,000       182,933
 Aichi Steel Works, Ltd................................       261,000       591,905
 Aida Engineering, Ltd.................................        84,000       268,366
 Akai Electric Co., Ltd................................        95,000        96,714
 Amada Metrecs Co., Ltd................................        71,000       391,963
 Amada Sonoike Co., Ltd................................       133,000       384,183
 *Amada Wasino Co., Ltd................................       150,000       196,160
 Ando Corp.............................................       177,000       347,202
 #Aoki Corp............................................       361,000       233,057
 Aoki International Co., Ltd...........................        63,000       284,704
 Arai-Gumi, Ltd........................................        19,600        42,827
 Araya Industrial Co., Ltd.............................       194,000       272,968
 Asahi Kogyosha Co., Ltd...............................       114,000       345,340
 Asahi Tec Corp........................................        45,000       143,768
 Asanuma Corp..........................................       325,000       591,789
 Ashimori Industry Co., Ltd............................        44,000        91,045
 #Asics Corp...........................................       384,000       422,711
 Atsugi Nylon Industrial Co., Ltd......................       352,000       407,879
 Azel Corp., Tokyo.....................................       152,000       475,550
 Bandai Co., Ltd.......................................        31,000       357,416
 Bank of Okinawa, Ltd..................................        36,700       838,371
 *#Bank of Osaka, Ltd..................................       223,000       367,298
 #Bank of the Ryukyus, Ltd.............................        48,490       697,530
 Brother Industries, Ltd...............................       349,000     1,028,340
 Bunka Shutter Co., Ltd................................       129,000       347,004
 Cabin Co., Ltd........................................       164,000       260,619
 Calpis Co., Ltd.......................................        71,000       340,838
 Central Finance Co., Ltd..............................       387,000       768,747
 Cesar Co..............................................        41,000       106,895
 #Chiba Kogyo Bank, Ltd................................        48,500       710,520
 Chisan Tokan Co., Ltd.................................       165,000       199,388
 #Chiyoda Corp.........................................       191,000       366,760
 Chuetsu Pulp and Paper Co., Ltd.......................       215,000       277,603
 Chugoku Marine Paints, Ltd............................        60,000       151,465
 Chuo Spring Co., Ltd., Nagoya.........................       222,000       681,692
 #Chuo Trust and Banking Co., Ltd......................       299,000     1,809,046
 Cleanup Corp..........................................        68,000       401,291
 D'urban, Inc..........................................        39,000        65,850
 Dai-Dan Co., Ltd......................................        42,000       285,052
 Daido Hoxan, Inc......................................       124,000       369,475
 Daido Steel Co., Ltd..................................       562,000       897,749
 Daido Steel Sheet Corp................................        45,000        97,583
 Daidoh, Ltd...........................................        91,000       233,488
 *#Daiei OMC, Inc......................................       264,000       378,017
 Daiho Corp............................................        83,000       169,682
 Daiichi Cement Co., Ltd...............................        77,000       114,716
 Dai-Ichi Hotel, Ltd., Tokyo...........................       121,000       155,231
 Dai-Ichi Katei Denki Co., Ltd.........................       225,000       147,120
 Dai-Ichi Kogyo Seiyaku Co., Ltd.......................        19,000        45,605
 #Daiken Corp..........................................        65,000       259,311
 #Daikyo, Inc..........................................       176,000       508,393
 Daio Paper Corp.......................................       128,750       500,848

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Daisue Construction Co., Ltd..........................        25,000  $     22,554
 #Daiwa Danchi Co., Ltd................................       170,000       436,186
 Daiwabo Co., Ltd......................................       215,000       263,367
 Danto Corp............................................        10,000        49,081
 Deodeo Corp...........................................        57,600       572,091
 Descente, Ltd.........................................       202,000       421,321
 Dijet Industrial Co., Ltd.............................        10,000        13,243
 Eagle Industry Co., Ltd...............................        35,000       106,315
 Exedy Corp............................................        16,000       109,253
 First Baking Co., Ltd.................................        70,000       191,773
 #Fuji Denki Reiki Co., Ltd............................        67,000       299,454
 Fuji Kiko Co., Ltd....................................        45,000        70,022
 Fujii & Co., Ltd......................................         9,000        10,056
 Fujirebio, Inc........................................        91,000       444,380
 #Fujita Corp..........................................       491,000       357,623
 Fukuda Corp...........................................        80,000       274,789
 Fukushima Bank, Ltd...................................        32,000        72,571
 Furukawa Co., Ltd.....................................        87,000       121,693
 Gakken Co., Ltd.......................................       127,000       182,900
 Gastec Service, Inc...................................        98,000       429,896
 Godo Steel, Ltd.......................................       206,000       223,357
 Goldwin, Inc..........................................        54,000        62,125
 Graphtec Corp.........................................        99,000       162,241
 Gun-Ei Chemical Industry Co., Ltd.....................       306,000       574,921
 Gunze Sangyo, Inc., Tokyo.............................       222,000       295,828
 Gunze, Ltd............................................       315,000       758,691
 *Hanshin Sogo Bank, Ltd...............................       198,000       375,286
 Harima Chemicals, Inc.................................        83,000       322,877
 #Hazama Corp..........................................       305,000       244,868
 Heiwado Co., Ltd......................................        73,000       468,259
 #Hibiya Engineering, Ltd..............................        53,000       276,362
 Hisaka Works, Ltd.....................................       106,000       438,669
 Hitachi Koki Co., Ltd.................................       153,000       504,006
 Hitachi Medical Corp..................................        39,000       437,386
 Hitachi Plant Engineering & Construction Co., Ltd.....        48,000       132,693
 Hochiki Corp..........................................        17,000        57,548
 Hodogaya Chemical Co., Ltd............................        32,000        55,620
 Hokkai Can Co., Ltd., Tokyo...........................       125,000       341,417
 #Hokkaido Bank, Ltd...................................       477,000       746,176
 Hokkaido Gas Co., Ltd.................................         8,000        14,633
 Hokko Chemical Industry Co., Ltd......................        12,000        29,200
 Hokuriku Electrical Construction Co., Ltd.............        81,000       241,351
 Hokushin Co., Ltd.....................................        32,600        83,375
 #Honen Corp...........................................        67,000       111,463
 Ichikawa Co., Ltd.....................................       117,000       203,360
 Ichiken Co., Ltd......................................        45,000        74,491
 Idec Izumi Corp.......................................       130,000       720,907
 Ikegami Tsushinki Co., Ltd............................       129,000       352,342
 Inaba Denki Sangyo Co., Ltd...........................         9,000        95,348
 Inabata and Co., Ltd., Osaka..........................       178,000       586,360
 Intec, Inc............................................        32,000       327,098
 Inui Steamship Co., Ltd...............................        32,000        31,783
 Ishizuka Glass Co., Ltd...............................       119,000       229,490
 #Itochu Fuel Corp.....................................       140,000       442,642
 Itoki Crebio Corp.....................................        63,000       182,503

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Iwasaki Electric Co., Ltd.............................        60,000  $    108,260
 Iwatsu Electric Co., Ltd..............................        76,000       102,533
 Izumi Co., Ltd........................................        82,000       548,386
 #Izumiya Co., Ltd.....................................       151,000     1,337,278
 #JGC Corp.............................................       226,000       576,130
 JMS Co., Ltd..........................................       135,000       469,293
 Japan Oil Transportation Co., Ltd.....................        41,000        76,693
 Japan Paperboard Industries Co., Ltd., Tokyo..........        35,000        75,608
 Japan Steel Works, Ltd................................       237,000       286,393
 Japan Transcity Corp..................................        79,000       192,890
 Japan Vilene Co., Ltd.................................       202,000       409,618
 Joban Kosan Co., Ltd..................................        87,000       154,817
 #Joshin Denki Co., Ltd................................        71,000       228,009
 #Jujiya Co., Ltd......................................       265,000       296,102
 Juken Sangyo Co., Ltd.................................        38,000       127,694
 Kaga Electronics Co., Ltd.............................         7,000        53,013
 Kahma Co., Ltd........................................        41,000       240,937
 #Kamagai Gumi Co., Ltd................................       878,000       922,910
 Kamei Corp............................................        65,000       349,694
 Kanaden Corp..........................................        11,000        52,351
 Kanamoto Co., Ltd.....................................        10,000        60,834
 #Kanematsu Electronics, Ltd...........................        87,000       483,173
 Kansei Corp...........................................        89,000       241,616
 #Kanto Auto Works, Ltd., Yokosuka.....................       220,000     1,230,922
 #Kanto Bank, Ltd......................................        30,700       369,965
 Kanto Natural Gas Development Co., Ltd................       198,000     1,016,057
 Kasei (C.I.) Co., Ltd.................................        12,000        40,126
 #Kasumi Co., Ltd......................................        43,000       177,239
 Kato Works Co., Ltd...................................       100,000       182,917
 Katsumura Construction Co., Ltd.......................        24,000        38,934
 Kawada Industries, Inc................................        95,000       302,723
 Kawashima Textile Manufacturers, Ltd..................       306,000       435,623
 Kawasho Corp..........................................       425,000       545,233
 Kawasho Gecoss Corp...................................        45,300       168,722
 Kayaba Industry Co., Ltd..............................        80,000       156,266
 Keihin Co., Ltd.......................................        34,000        57,971
 #Keiyo Co., Ltd.......................................        35,000       168,598
 Kinki Sharyo Co., Ltd., Nagaokakyo....................        52,000        83,927
 Kinseki, Ltd..........................................        67,000       338,826
 Kinsho-Mataichi Corp..................................        51,000        55,719
 Kioritz Corp..........................................       237,000       360,934
 Kitagawa Iron Works Co., Ltd..........................        41,000        67,530
 Kitano Construction Corp..............................        98,000       314,716
 Kitz Corp.............................................       197,000       335,888
 #Kiyo Bank, Ltd.......................................       375,000       987,005
 Kokune Corp...........................................        99,000       123,730
 Kokusai Kogyo Co., Ltd................................        71,000       434,862
 Komai Tekko, Inc......................................        63,000       151,738
 Komatsu Construction Co., Ltd.........................        16,000        26,486
 Komatsu Forklift Co., Ltd.............................       111,000       192,932
 Komatsu Zenoah Co.....................................         1,000         2,276
 Kosei Securities Co., Ltd.............................       118,000       207,052
 Krosaki Corp..........................................        32,000        49,793
 Kumiai Chemical Industry Co., Ltd., Tokyo.............        66,000       152,955
 Kurabo Industries, Ltd................................       337,000       396,077
 Kurimoto, Ltd.........................................       171,000       438,752
 Kyokuto Kaihatsu Kogyo Co., Ltd.......................        39,000       223,051
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Kyosan Electric Manufacturing Co., Ltd................        21,000  $     49,015
 Kyowa Leather Cloth Co., Ltd..........................        75,000       281,203
 Kyudenko Corp.........................................       107,000       676,610
 #Kyushu Bank, Ltd.....................................       314,000     1,000,579
 Life Corp.............................................        14,000        74,855
 #MR Max Corp..........................................        39,000       190,126
 Maeda Corp............................................       244,000       846,184
 Maeda Road Construction Co., Ltd......................       103,000       711,844
 Magara Construction Co., Ltd..........................        57,000       189,182
 Marudai Food Co., Ltd.................................       170,000       361,612
 Maruetsu, Inc.........................................       192,000       646,780
 Marusan Securities Co., Ltd...........................        25,000       110,495
 Maruzen Showa Unyu Co., Ltd...........................       143,000       284,059
 Matsui Construction Co., Ltd..........................        90,000       245,820
 Matsuo Bridge Co., Ltd................................        90,000       184,738
 *Meiko National Securities Co., Ltd. Issue 99.........        62,000       102,632
 Meito Sangyo Co., Ltd.................................        90,000       856,646
 Mitsuba Corp..........................................        72,000       269,955
 Mitsubishi Cable Industries, Ltd......................        67,000       108,136
 Mitsubishi Paper Mills, Ltd...........................       419,000       690,126
 *Mitsubishi Steel Manufacturing Co., Ltd..............       185,000       179,151
 Mitsui Construction Co., Ltd..........................       199,000       189,414
 Mitsui Home Co., Ltd..................................        23,000       112,506
 Mitsui Matsushima Co., Ltd............................        55,000       147,947
 *Mitsui Mining Co., Ltd...............................       129,000       158,020
 Mitsui Wood Systems, Inc..............................        37,000        72,579
 Mitsuuroko Co., Ltd...................................       174,000       828,091
 Miyazaki Bank, Ltd....................................       127,260       442,387
 Miyuki Keori Co., Ltd.................................       124,000       513,160
 Mizuno Corp...........................................       176,000       538,984
 Morita Corp...........................................       117,000       291,483
 *Morozoff, Ltd., Osaka................................       119,000       216,686
 Mory Industries, Inc..................................        56,000       107,068
 *Mutoh Industries, Ltd................................       147,000       186,153
 Mutow Co., Ltd........................................        89,000       478,811
 Nabco, Ltd............................................       107,000       187,750
 Nagase & Co., Ltd.....................................       196,000       932,792
 *Naigai Co., Ltd......................................       140,000       158,749
 Nakamuraya Co., Ltd...................................         8,000        22,645
 *#Nakano Corp.........................................       157,000       207,913
 #Nakayama Steel Works, Ltd............................       151,000       289,952
 Neturen Co., Ltd., Tokyo..............................        73,000       206,034
 *#New Japan Securities Co., Ltd.......................       558,000       997,583
 Nichia Steel Works, Ltd...............................       156,200       814,484
 Nichimen Corp.........................................       148,000       182,519
 #Nichimo Co., Ltd.....................................       127,000       234,407
 *Nichimo Corp.........................................       104,000       127,396
 Nichireki Co., Ltd....................................        32,000       158,384
 Nihon Kohden Corp.....................................        82,000       244,330
 Nihon Matai Co., Ltd..................................       119,000       275,782
 Nihon Nohyaku Co., Ltd................................        90,000       233,157
 #Nihon Parkerizing Co., Ltd...........................       228,000       632,180
 Nihon Tokushu Toryo Co., Ltd..........................        79,000       163,466
 Niigata Chuo Bank, Ltd................................       321,000       685,466
 Nikko Co., Ltd., Akashi...............................       123,000       290,142
 Nippon Beet Sugar Manufacturing Co., Ltd..............       217,000       404,114
 Nippon Chemical Industrial Co., Ltd...................        47,000       130,318
 #Nippon Chemi-Con Corp................................       119,000       432,387

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 #Nippon Chemiphar Co., Ltd............................       115,000  $    352,177
 Nippon Columbia Co., Ltd..............................        35,000        66,628
 Nippon Concrete Industries Co., Ltd...................        23,000        30,268
 Nippon Conlux Co., Ltd................................        78,000       432,544
 *Nippon Conveyor Co., Ltd.............................        52,000        59,825
 Nippon Denko Co., Ltd.................................       137,000       181,427
 Nippon Densetsu Kogyo Co., Ltd........................        86,000       293,263
 Nippon Fine Chemical Co., Ltd.........................         9,000        34,266
 Nippon Formula Feed Manufacturing Co., Ltd............        35,000        40,556
 Nippon Hodo Co., Ltd..................................       151,000       796,118
 Nippon Hume Pipe Co., Ltd.............................        95,000       185,565
 Nippon Koei Co., Ltd., Tokyo..........................       121,000       313,466
 *Nippon Koshuha Steel Co., Ltd........................       133,000       139,803
 #Nippon Light Metal Co., Ltd..........................       525,000       699,594
 *Nippon Metal Industry Co., Ltd.......................       238,000       305,330
 *Nippon Mitsubishi Oil Corp...........................       309,750     1,256,228
 Nippon Paint Co., Ltd.................................       315,000       649,189
 Nippon Piston Ring Co., Ltd...........................         8,000        11,256
 Nippon Road Co., Ltd..................................       125,000       287,618
 Nippon Seisen Co., Ltd................................        35,000        63,731
 Nippon Shinpan Co., Ltd...............................       399,000     1,268,134
 *Nippon Suisan Kaisha, Ltd............................       104,000       154,080
 Nippon Synthetic Chemical Industry Co., Ltd...........       133,000       247,682
 Nippon Valqua Industries, Ltd.........................       153,000       235,540
 *#Nippon Yakin Kogyo Co., Ltd.........................       237,000       168,697
 Nissan Construction Co., Ltd..........................       106,000       166,694
 *Nissan Diesel Motor Co., Ltd.........................       179,000       266,678
 Nissan Shatai Co., Ltd................................        55,000       115,171
 Nisshin Oil Mills, Ltd................................       189,000       500,579
 Nisshinbo Industries, Inc.............................        18,000        71,511
 Nissin Electric Co., Ltd..............................       152,000       303,195
 Nittetsu Mining Co., Ltd..............................        77,000       227,520
 Nitto Construction Co., Ltd...........................        10,000        22,347
 Nittoc Construction Co., Ltd..........................        73,000       217,514
 Noritz Corp...........................................        70,000       801,275
 #Obayashi Road Corp...................................       152,000       490,647
 Ohki Corp.............................................       168,000       328,158
 *Ohkura Electric Co., Ltd.............................        12,000        20,460
 #Okabe Co., Ltd.......................................        98,000       331,750
 Okamura Corp..........................................        43,000       104,635
 #Okasan Securities Co., Ltd...........................       284,000       768,647
 Oki Electric Cable Co., Ltd...........................        10,000        18,292
 Okura Industrial Co., Ltd.............................       180,000       536,335
 Ono Sokki Co., Ltd....................................         9,000        28,903
 Optec Dai-Ichi Denko Co., Ltd.........................        52,333        50,678
 Oriental Construction Co., Ltd........................         9,000        36,799
 Osaki Electric Co., Ltd...............................        29,000        94,810
 P.S.C. Corp...........................................        21,000        83,951
 Pacific Industrial Co., Ltd...........................       187,000       544,810
 #Parco Co., Ltd.......................................        77,000       379,838
 #Pokka Corp...........................................       110,000       637,312
 *Prima Meat Packers, Ltd..............................        93,000       129,316
 #Rengo Co., Ltd.......................................       252,000     1,132,561
 *Rengo Co., Ltd. Issue 99.............................        61,600       272,260
 *Renown Look, Inc.....................................       114,000       141,533
 *Renown, Inc..........................................       357,000       502,317
 Rheon Automatic Machinery Co., Ltd....................        93,000       345,613
 Rhythm Watch Co., Ltd.................................       120,000       172,819
 Ryoden Trading Co., Ltd...............................        85,000       271,561
 S.T. Chemical Co., Ltd................................       115,000       810,958
                                                               SHARES        VALUE+
                                                         ------------  ------------
 SXL Corp..............................................       108,000  $    327,164
 Sagami Co., Ltd.......................................       141,000       337,270
 Sakai Chemical Industry Co., Ltd......................       202,000       601,887
 Sakai Heavy Industries, Ltd...........................        43,000       107,482
 Sakurada Co., Ltd.....................................        36,000        37,543
 San-Ai Oil Co., Ltd...................................       100,000       269,823
 Sankei Building Co., Ltd..............................        36,000       126,337
 *Sanko Metal Industrial Co., Ltd., Tokyo..............        49,000        62,862
 *Sankyo Aluminum Industry Co., Ltd....................       328,000       393,643
 Sankyo Seiko Co., Ltd.................................        75,000       193,677
 Sanyo Industries, Ltd., Tokyo.........................       121,000       215,320
 Sanyo Special Steel Co., Ltd..........................       248,000       264,791
 Sata Construction Co., Ltd., Gumma....................       134,000       297,236
 Sato Shoji Corp.......................................        49,000       146,002
 *Seikitokyu Kogyo Co., Ltd............................       211,000       218,300
 Seiyo Food Systems, Inc...............................        74,000       290,316
 Sekisui Jushi Co., Ltd................................        35,000       153,824
 *Sekisui Plastics Co., Ltd............................       148,000       214,368
 Senko Co., Ltd........................................       150,000       360,040
 Senshukai Co., Ltd....................................        88,000       809,204
 Shibuya Kogyo Co., Ltd................................        61,000       456,919
 Shin Nippon Air Technologies Co., Ltd.................        44,620       190,194
 Shinagawa Fuel Co., Ltd...............................        86,000       313,193
 Shinko Shoji Co., Ltd.................................        40,000       268,167
 Shinmaywa Industries, Ltd.............................       154,000       370,915
 *#Shokusan Jutaku Sogo Co., Ltd.......................       116,000       204,503
 Showa Highpolymer Co., Ltd............................        26,000        85,648
 Showa Sangyo Co., Ltd.................................       146,000       285,185
 Sintokogio, Ltd., Nagoya..............................       113,000       350,728
 Soda Nikka Co., Ltd...................................        82,000       154,743
 *#Sogo Co., Ltd.......................................        52,000        84,787
 *Sokkisha Co., Ltd....................................        35,000        61,414
 Sotetsu Rosen Co., Ltd................................         2,000         9,038
 Star Micronics Co., Ltd...............................        74,000       428,737
 *Suminoe Textile Co., Ltd.............................        46,000        65,867
 Sumitomo Densetsu Co., Ltd............................        12,000        53,634
 Sumitomo Osaka Cement Co., Ltd........................       594,000     1,086,525
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................        40,000       139,050
 Sumitomo Seika Chemicals Co., Ltd.....................        10,000        25,658
 Sun Wave Corp.........................................        70,000       188,297
 SunTelephone Co., Ltd.................................        78,000       277,603
 *#Suzutan Co., Ltd....................................       156,000       284,059
 TYK Corp..............................................        36,000        80,748
 Tabai Espec Corp......................................         8,000        40,060
 Tadano, Ltd...........................................        49,000       133,835
 Taihei Dengyo Kaisha, Ltd.............................        58,000       185,780
 Taihei Kogyo Co., Ltd.................................       101,000       238,247
 Taiheiyo Cement Corp..................................       508,800     1,360,225
 *#Taiheiyo Securities Co., Ltd........................       392,000       629,432
 Taikisha, Ltd.........................................        13,000        97,053
 *Taisei Prefab Construction Co., Ltd..................       265,000       307,068
 Taisei Rotec Corp.....................................       220,000       564,476
 Taiyo Toyo Sanso Co., Ltd.............................       102,000       185,731
 #Takada Kiko Co., Ltd.................................        73,000       356,481
 *Taka-Q Co., Ltd......................................        98,000       166,280
 #Takara Co., Ltd......................................        97,000       462,440
 Takiron Co., Ltd......................................       157,000       431,419
 Tamura Corp...........................................        73,000       389,712
 Tasaki Shinju Co., Ltd................................        65,000       258,235

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Tatsuta Electric Wire & Cable Co., Ltd................        55,000  $     69,649
 *Tayca Corp...........................................       169,000       369,277
 #Teikoku Hormone Manufacturing Co., Ltd...............        76,000       710,809
 Teikoku Tsushin Kogyo Co., Ltd........................        63,000       177,810
 #Tekken Corp..........................................       204,000       312,365
 Tenma Corp............................................        32,000       429,068
 Tetra Co., Ltd., Tokyo................................        31,000        61,579
 Titan Kogyo KK........................................        86,000       185,780
 Toa Doro Kogyo Co., Ltd...............................        76,000       155,372
 *Toa Wool Spinning & Weaving Co., Ltd.................       185,000       292,460
 *Tobu Store Co., Ltd..................................       168,000       375,434
 #Tochigi Bank, Ltd....................................        86,000       437,759
 Tochigi Fuji Industrial Co., Ltd......................       125,000       289,687
 #Toda Kogyo Corp......................................       156,000       787,618
 Toenec Corp...........................................       124,000       482,370
 Tohto Suisan Co., Ltd.................................       135,000       217,886
 Tokai Maruman Securities Co., Ltd.....................       100,000       322,794
 #Tokai Rika Co., Ltd..................................        68,000       491,342
 *Tokai Senko KK, Nagoya...............................       118,000       222,678
 Tokico, Ltd...........................................       160,000       225,128
 Tokimec, Inc..........................................       107,000       175,352
 #Tokushu Paper Manufacturing Co., Ltd.................        42,000       233,951
 Tokyo Denki Komusho Co., Ltd..........................        82,000       302,019
 *Tokyo Nissan Auto Sales Co., Ltd.....................        34,000        70,353
 *Tokyo Securities Co., Ltd............................       271,000       500,190
 Tokyo Steel Manufacturing Co., Ltd....................        12,300        56,909
 #Tokyo Tatemono Co., Ltd..............................       294,000       652,144
 *Tokyo Tekko Co., Ltd.................................       170,000       154,776
 *Tokyu Car Corp.......................................       175,000       205,678
 *#Tokyu Construction Co., Ltd.........................       223,000       195,646
 *Tokyu Department Store Co., Ltd......................       329,000       359,444
 *Tokyu Hotel Chain Co., Ltd...........................        81,000       116,653
 *Tokyu Tourist Corp...................................        54,000        73,746
 Toli Corp.............................................        49,000       109,907
 Tomoe Corp............................................        50,000       103,874
 Tomoku Co., Ltd.......................................        99,000       208,947
 Tonami Transportation Co., Ltd........................       126,000       245,075
 Topcon Corp...........................................       129,000       432,420
 Topre Corp............................................        92,000       337,328
 Torishima Pump Manufacturing Co., Ltd., Osaka.........        93,000       421,818
 Toshiba Engineering & Construction Co., Ltd...........        21,000        77,520
 Toshiba Tungaloy Co., Ltd.............................        38,000       123,291
 Tosho Printing Co., Ltd...............................        24,000        54,627
 *Tostem Viva Corp.....................................        87,000       180,020
 Totenko Co., Ltd......................................        83,000       535,838
 Totetsu Kogyo Co., Ltd................................       117,000       261,463
 *Totoku Electric Co., Ltd., Tokyo.....................        57,000       119,831
 #Toyo Communication Equipment Co., Ltd................        42,000       198,146
 Toyo Construction Co., Ltd............................       266,000       341,251
 *Toyo Electric Co., Ltd...............................        14,000        17,381
 Toyo Engineering Corp.................................       226,000       250,654
 Toyo Ink Manufacturing Co., Ltd.......................       378,000       829,084
 *Toyo Kanetsu KK......................................       182,000       221,437
 Toyo Radiator Co., Ltd................................        93,000       221,685
 *Toyo Securities Co., Ltd.............................       267,000       503,857
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Toyo Shutter Co., Ltd.................................        66,000  $    145,853
 Toyo Wharf & Warehouse Co., Ltd.......................        41,000        71,263
 Toyota Tsusho Corp....................................        20,000        59,758
 Tsubaki Nakashima Co., Ltd............................        28,000       187,022
 *Tsudakoma Corp.......................................       118,000       224,632
 *#Tsugami Corp........................................       282,000       618,523
 Tsumura & Co., Inc....................................        44,000       153,319
 Tsurumi Manufacturing Co., Ltd........................         7,000        33,198
 Tsutsunaka Plastic Industry Co., Ltd..................        61,000       184,787
 U-Shin, Ltd...........................................         9,000        35,383
 Uchida Yoko Co., Ltd..................................       101,000       353,609
 Ueki Corp.............................................       113,000       191,731
 Unisia Jecs Corp......................................       130,000       216,272
 Utoc Corp.............................................        22,000        27,678
 Wakachiku Construction Co., Ltd.......................       167,000       317,911
 Yahagi Construction Co., Ltd..........................       130,000       419,632
 Yamamura Glass Co., Ltd...............................       227,000       388,917
 Yamatane Corp.........................................       105,000       182,503
 *#Yamatane Securities Co., Ltd........................        83,000       137,394
 Yamato International, Inc.............................        72,000       107,267
 Yodogawa Steel Works, Ltd.............................         8,000        33,571
 Yokogawa Bridge Corp..................................        66,000       208,128
 Yokohama Reito Co., Ltd...............................         8,000        53,501
 Yondenko Corp.........................................       139,650       544,406
 Yorozu Corp...........................................         7,000        38,297
 Yuasa Trading Co., Ltd................................        57,000        79,730
 Yurtec Corp...........................................        80,000       461,513
 Zexel Corp............................................        10,000        26,900
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $202,823,021)..................................                 129,428,060
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $10,520)......................................                      10,661
                                                                       ------------
TOTAL -- JAPAN
  (Cost $202,833,541)..................................                 129,438,721
                                                                       ------------
UNITED KINGDOM -- (18.1%)
COMMON STOCKS -- (18.0%)
 600 Group P.L.C.......................................       155,890       183,603
 *AAF Industries P.L.C.................................        20,000        23,876
 *ABI Leisure Group P.L.C..............................        65,000             0
 AIM Group P.L.C.......................................        32,556        71,731
 ASDA Property Holdings P.L.C..........................       140,000       357,818
 *ASW Holdings P.L.C...................................     1,067,640       282,281
 Abbeycrest P.L.C......................................        70,000       145,819
 *Acatos & Hutcheson P.L.C.............................       100,404       239,724
 Adam & Harvey Group P.L.C.............................         8,000        18,908
 Adscene Group P.L.C...................................       103,067       361,691
 Airflow Streamlines P.L.C.............................        19,305        42,071
 Airsprung Furniture Group P.L.C.......................        80,900       139,358
 *Albemarle Property Investment P.L.C..................       600,000        28,843
 Albright & Wilson P.L.C...............................        34,000        88,806
 *Alexanders Holdings P.L.C............................        71,000        19,341
 Alexandra Workwear P.L.C..............................        46,000       105,775
 Allders P.L.C.........................................       156,842       294,050
 Allied Leisure P.L.C..................................       198,600        71,604
 Allied London Properties P.L.C........................       210,148       296,334
 Allied Textile Companies P.L.C........................       126,205       207,288
 Alumasc Group P.L.C...................................       150,000       270,407
 *Anglesey Mining P.L.C................................       100,000         7,211
 Anglo Eastern Plantations P.L.C.......................        57,195        41,701

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Anite Group P.L.C.....................................       800,000  $    532,000
 Antofagasta Holdings P.L.C............................        20,000        86,851
 Apollo Metals P.L.C...................................        31,764        56,752
 Arcadia Group P.L.C...................................        37,000       143,183
 Arlen P.L.C...........................................       200,000        96,145
 Armitage Brothers P.L.C...............................        10,000        29,484
 *Armour Trust P.L.C...................................       225,000        37,857
 Ascot P.L.C...........................................       174,615       839,414
 Ash & Lacy P.L.C......................................       150,000       282,425
 Ashtenne Holdings P.L.C...............................        50,000       128,193
 Associated Nursing Services P.L.C.....................        85,000       188,644
 Austin Reed Group P.L.C...............................       138,001       206,760
 Avesco P.L.C..........................................        38,571       180,784
 Avon Rubber P.L.C.....................................        48,840       386,613
 *Azlan Group P.L.C....................................       185,000       234,192
 BICC P.L.C............................................       134,750       211,606
 BLP Group P.L.C.......................................        35,000        51,878
 BS P.L.C..............................................         5,000        11,617
 BWI P.L.C.............................................        94,870       153,541
 Babcock International Group P.L.C.....................       300,000       521,584
 Baggeridge Brick P.L.C................................        96,100       167,081
 Baird (William) P.L.C.................................       236,500       430,131
 Bandt P.L.C...........................................       326,334       190,866
 Banks (Sidney C.) P.L.C...............................        48,771       165,680
 Barlows P.L.C.........................................       100,000       104,958
 Barr (A.G.) P.L.C.....................................         7,500        53,000
 Beattie (James) P.L.C.................................        85,000       240,402
 Beazer Group P.L.C....................................        31,000        96,121
 Bellway P.L.C.........................................        50,000       284,027
 Benson Group P.L.C....................................        25,000         7,611
 Bentalls P.L.C........................................       111,883       126,394
 Betacom P.L.C.........................................        86,077        71,034
 Bett Brothers P.L.C...................................        71,892       192,961
 Birkby P.L.C..........................................       174,356       639,803
 Birse Group P.L.C.....................................       529,277        67,849
 Black Arrow Group P.L.C...............................        35,000        51,878
 Blagden Industries P.L.C..............................       181,983       265,366
 Blockleys P.L.C.......................................        45,346        25,069
 Body Shop International P.L.C.........................       125,000       230,346
 Boot (Henry) & Sons P.L.C.............................        50,000       156,235
 Bourne End Properties P.L.C...........................       289,475       176,266
 Brasway P.L.C.........................................       108,399        20,844
 Breedon P.L.C.........................................        16,000        33,715
 Bridport-Gundry P.L.C.................................        17,500        28,323
 Bristol United Press P.L.C............................        61,511       492,829
 Britannia Group P.L.C.................................        90,000        64,898
 *British Biotech P.L.C................................       640,896       164,316
 British Fittings Group P.L.C..........................        76,000       155,274
 British Mohair Holdings P.L.C.........................        10,000        14,342
 British Polythene Industries P.L.C....................        13,120        79,890
 British Steam Specialties Group P.L.C.................        47,000       365,269
 British-Borneo Petroleum Syndicate P.L.C..............       316,285       836,250
 Brooke Industrial Holdings P.L.C......................        25,000        31,047
 Brooks Service Group P.L.C............................        15,000        33,771
 *Brown & Jackson P.L.C................................       508,200     1,221,517
 Brunel Holdings P.L.C.................................       200,000        17,626
 Bryant Group P.L.C....................................       570,475     1,320,925
 Budgens P.L.C.........................................       252,148       240,406
 Bullough P.L.C........................................       235,000       316,316
 Burford Holdings P.L.C................................       115,000       199,941
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Burn Stewart Distillers P.L.C........................       200,395  $     54,590
 Burndene Investments P.L.C............................       229,402       136,011
 Burtonwood Brewery P.L.C..............................        37,080       105,763
 CLS Holdings P.L.C....................................       254,181       517,274
 CNC Properties P.L.C..................................        95,386       140,620
 Caffyns P.L.C.........................................         2,500        14,221
 *Cairn Energy P.L.C...................................       100,290       207,310
 Cala P.L.C............................................       175,000       556,637
 Calderburn P.L.C......................................       150,000       193,491
 *Cambridge Antibody Technology Group P.L.C............         7,000        24,004
 Cape P.L.C............................................       237,482       249,256
 Capital & Regional Properties P.L.C...................       175,657       750,130
 Capital Corp. P.L.C...................................       180,000       243,727
 Carclo Engineering Group P.L.C........................       144,314       320,282
 Carr's Milling Industries P.L.C.......................        11,000        16,305
 *Cathay International P.L.C...........................       920,000        70,025
 *Channel Holdings P.L.C...............................       350,000        23,836
 Chesterfield Properties P.L.C.........................        42,000       306,221
 Chloride Group P.L.C..................................       316,000       362,048
 Church & Co. P.L.C....................................        24,000       174,983
 Churchill China P.L.C.................................        30,000        43,986
 Clarkson (Horace) P.L.C...............................        75,061        89,006
 Clinton Cards P.L.C...................................       107,415       438,913
 *Clubhaus P.L.C.......................................        27,733        29,997
 Coats Viyella P.L.C...................................       674,730       467,616
 Colefax & Fowler Group P.L.C..........................        96,000       137,679
 Community Hospitals Group P.L.C.......................        67,000       528,755
 Conrad Ritblat Group P.L.C............................        75,825       317,122
 Cook (D.C.) Holdings, Ltd.............................       200,000        56,084
 Cornwell Parker P.L.C.................................       153,333       249,388
 Cosalt P.L.C..........................................        20,000        64,257
 *Costain Group P.L.C..................................        73,000        25,735
 Country Gardens P.L.C.................................         7,000        30,117
 Countryside Property P.L.C............................       144,855       258,811
 Courtaulds Textiles P.L.C.............................       202,150       445,400
 Courts P.L.C..........................................       141,633       788,666
 Cpl Aromas P.L.C......................................        15,000        16,465
 Cradley Group Holdings P.L.C..........................        38,466        21,265
 *Creighton Naturally P.L.C............................       100,000        18,828
 Crest Nicholson P.L.C.................................       545,000     1,375,469
 Crestacare P.L.C......................................       427,000       171,057
 Cropper (James) P.L.C.................................        14,000        32,529
 Cussins Property Group P.L.C..........................        25,000        34,051
 *DRS Data Research Services P.L.C.....................        51,000        14,710
 Daejan Holdings P.L.C.................................        34,500       675,836
 *Dana Petroleum P.L.C., UK............................       233,333        27,107
 Dawson Group P.L.C....................................        68,000       168,894
 *Dawson International P.L.C...........................       606,389       194,337
 Debenham Tewson & Chinnocks Holdings P.L.C............        42,423        72,738
 Delta P.L.C...........................................       216,000       508,797
 Delyn Group P.L.C. ...................................        18,000        25,815
 Dencora P.L.C.........................................        25,000        81,923
 Denmans Electrical P.L.C..............................        53,568       103,435
 Derwent Valley Holdings P.L.C.........................        94,000       851,040
 Development Securities P.L.C..........................        70,000       297,808
 Dewhirst Group P.L.C..................................        42,000        58,552
 Diploma P.L.C.........................................       286,078       783,888
 Dixon Motors P.L.C....................................       165,000       282,905
 Dolphin Packaging P.L.C...............................        21,000        85,641
 Domino Printing Sciences P.L.C........................        88,000       761,465

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 East Surrey Holdings P.L.C............................        13,000  $     54,682
 Eldridge Pope & Co. P.L.C.............................        25,000        87,732
 Eleco Holdings P.L.C..................................        68,900        28,706
 Electronic Data Processing P.L.C......................        55,900        63,150
 Elementis P.L.C.......................................        81,650       130,837
 Emess P.L.C...........................................       200,000        72,108
 English & Overseas Properties P.L.C...................        38,800        56,578
 Ennstone P.L.C........................................        88,000        76,852
 Enterprise Inns P.L.C.................................         6,307        46,035
 Epwin Group P.L.C.....................................       180,000       428,324
 Estates & General P.L.C...............................        75,000       117,176
 Eurocamp P.L.C........................................         8,550        35,759
 Eurocopy P.L.C........................................       156,700        59,636
 European Motor Holdings P.L.C.........................       271,675       282,968
 Evans of Leeds P.L.C..................................       238,000       478,624
 *Exco P.L.C...........................................       341,000       142,070
 FII Group P.L.C.......................................       104,900        44,545
 Fenner P.L.C..........................................       175,000       319,681
 *Ferguson International Holdings P.L.C................        88,836        78,293
 Fife Indmar P.L.C.....................................        27,000        28,339
 Fine Art Developments P.L.C...........................       295,000       673,613
 Finelist Group P.L.C..................................       150,000       479,521
 Finlay (James) P.L.C..................................       199,130       250,484
 First Leisure Corp. P.L.C.............................       127,900       441,663
 Firth Rixson P.L.C....................................       100,000       118,578
 Folkes Group P.L.C....................................        15,000        18,628
 Freeport Leisure P.L.C................................        12,000       102,971
 *French P.L.C.........................................        17,000         9,943
 Friendly Hotels P.L.C.................................        37,061        81,954
 Frogmore Estates P.L.C................................       103,039       751,254
 Frost Group P.L.C.....................................       196,000       131,910
 Fuller, Smith & Turner P.L.C. Series A................         2,000        17,546
 Fulmar P.L.C..........................................        32,500        41,663
 *GBE International P.L.C..............................       309,427        26,031
 GEI International P.L.C...............................       156,716        61,525
 Galliford P.L.C.......................................       160,000        53,200
 Garton Engineering P.L.C..............................         6,000        10,672
 Gaskell P.L.C.........................................        40,000        71,788
 Gerrard Group P.L.C...................................        75,010       566,127
 Gleeson (M.J.) Group P.L.C............................        18,829       249,671
 Glenchewton P.L.C.....................................       100,000        82,925
 Goodwin P.L.C.........................................         5,000         5,008
 Gowrings P.L.C........................................        15,000        29,805
 Grainger Trust, Ltd...................................        42,000       255,745
 Grampian Holdings P.L.C...............................        24,713        45,540
 Grantchester Holdings P.L.C...........................        15,000        38,939
 Greene King P.L.C.....................................       106,000     1,095,568
 *Greenwich Resources P.L.C............................       156,000        19,998
 Greycoat P.L.C........................................       232,000       953,562
 H & C Furnishings P.L.C...............................       350,000       914,175
 Haden Maclellan Holdings P.L.C........................        36,000        34,612
 Hall Engineering (Holdings) P.L.C.....................       281,000       756,466
 Halstead (James) Group P.L.C..........................        74,345       232,306
 Hambro Countrywide P.L.C..............................        94,783       230,859
 *Hamlet Group P.L.C...................................        42,000             0
 Hampden Group P.L.C...................................        25,000        22,233
 *Hampton Trust P.L.C..................................       200,491        56,222
 Hanover International P.L.C...........................        25,000        50,276
 Hardys & Hansons P.L.C................................        96,200       364,569
 *Hartstone Group P.L.C................................     1,182,431       184,737
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Hawtin P.L.C..........................................       150,000  $     58,889
 Haynes Publishing Group P.L.C.........................        23,932        69,987
 Hazlewood Foods P.L.C.................................       395,500       842,892
 Headway P.L.C.........................................        25,000        19,029
 Helical Bar P.L.C.....................................        34,500       277,798
 Hemingway Properties P.L.C............................       963,977       548,364
 Hi-Tech Sports P.L.C..................................        92,142        26,577
 Hickson International P.L.C...........................       853,872       725,174
 Highbury House Communications P.L.C...................       250,000       107,161
 Highland Distilleries Co. P.L.C.......................       243,000       934,526
 Hill & Smith Holdings P.L.C...........................        74,890        78,603
 Hillsdown Holdings P.L.C..............................       241,781       565,651
 *Hollas Group P.L.C...................................       100,000             0
 Holt (Joseph) P.L.C...................................         5,878       144,817
 Hopkinsons Group P.L.C................................       412,000       115,534
 *Horace Small Apparel P.L.C...........................        48,000        65,378
 House of Fraser P.L.C.................................       140,000       201,904
 *Howard Holdings P.L.C................................       100,000       108,163
 Hunting P.L.C.........................................        37,015        83,632
 *Huntingdon Life Sciences Group P.L.C.................       773,340       235,449
 IAF Group P.L.C.......................................        66,500        98,568
 Iceland Group P.L.C...................................        23,000        97,851
 Ilion Group P.L.C.....................................        44,000        59,930
 Independent Insurance Group P.L.C.....................       220,000     1,025,863
 *Industrial Control Services Group P.L.C..............       200,000        57,687
 Inn Business Group....................................       155,303       181,667
 Intelek P.L.C.........................................        25,000         6,009
 Inveresk P.L.C........................................       124,500       109,725
 Jacobs (John I.) P.L.C................................       133,169       148,307
 Jarvis Hotels P.L.C...................................       400,000       955,036
 John David Sports P.L.C...............................       200,000       419,831
 Johnson Group Cleaners P.L.C..........................        37,000       164,527
 Johnston Group P.L.C..................................        21,000       115,253
 Jones Stroud Holdings P.L.C...........................        30,504        87,495
 Joseph (Leopold) Holdings P.L.C.......................         9,000        76,074
 *Kalamazoo Computer Group P.L.C.......................        12,200         8,113
 Kelsey Industries P.L.C...............................         3,000        15,263
 *Kenwood Appliances P.L.C.............................       119,108       122,150
 Kier Group P.L.C......................................        11,792        42,515
 Kunick P.L.C..........................................       799,000       220,856
 Laing (John) P.L.C....................................        73,279       375,754
 Laird Group P.L.C.....................................        92,400       384,223
 Lambert Fenchurch P.L.C...............................        62,220        86,741
 Lambert Howarth Group P.L.C...........................        15,073        55,552
 Lamont Holdings P.L.C.................................       100,000        60,090
 *Laura Ashley Holdings P.L.C..........................       200,000        44,867
 Leeds Group P.L.C.....................................       241,639       176,178
 Leicester City P.L.C..................................       100,000        64,898
 *Liberty P.L.C........................................        69,900       190,414
 Lilleshall P.L.C......................................        29,000        26,720
 Linden P.L.C..........................................        37,500       134,302
 Linton Park P.L.C.....................................        30,500       158,839
 Lionheart P.L.C.......................................       100,000         7,211
 Locker (Thomas) Holdings P.L.C........................       419,082       125,914
 London Clubs International P.L.C......................       291,000       666,811
 London Forfeiting Co..................................        66,200        56,753
 London Industrial P.L.C...............................        30,822       276,581
 London Merchant Securities P.L.C......................       355,222       600,518
 Lookers P.L.C.........................................       168,983       231,517

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Lovell (Y.J.) Holdings P.L.C.........................        29,000  $      6,157
 Low & Bonar P.L.C.....................................       120,000       308,624
 MFI Furniture Group P.L.C.............................       190,300       114,352
 MS International P.L.C................................        49,000        18,452
 MacDonald Hotels P.L.C................................        18,000        60,860
 MacFarlane Group Clansman P.L.C.......................        50,000        65,298
 *Mackie International Group P.L.C.....................        33,250         5,062
 Mallett P.L.C.........................................        25,000        44,667
 Mansfield Brewery P.L.C...............................       162,608       557,608
 Marshalls P.L.C.......................................       225,001       659,795
 Martin International Holdings P.L.C...................       226,800        88,131
 Marylebone Warwick Balfour Group P.L.C................        36,400        41,704
 Matthews (Bernard) P.L.C..............................       219,058       480,898
 Mayborn Group P.L.C...................................        50,000        38,057
 McAlpine (Alfred) P.L.C...............................       126,000       440,150
 McCarthy & Stone P.L.C................................       155,000       531,519
 McKay Securities P.L.C................................        94,000       237,237
 McLeod Russell Holdings P.L.C.........................        15,000        19,109
 Merchant Retail Group P.L.C...........................       153,000       119,520
 Meristem P.L.C........................................        66,000        28,026
 *Merrydown P.L.C......................................        94,172        49,043
 Metrotect Industries P.L.C............................        39,000        11,249
 *Micro Focus Group P.L.C..............................        87,500       220,131
 Microgen Holdings P.L.C...............................        45,600       115,816
 Mid-States P.L.C......................................        50,000        21,232
 Molins P.L.C..........................................        57,750       122,614
 Moorfield Estates P.L.C...............................       493,333       217,393
 Morland & Co. P.L.C...................................        73,800       499,639
 Mowlem (John) & Co. P.L.C.............................       446,215     1,029,628
 Mucklow (A & J) Group P.L.C...........................       160,000       425,600
 Nightfreight P.L.C....................................        75,000        42,063
 Norcor Holdings P.L.C.................................        33,000        23,796
 Norcros P.L.C.........................................       437,000       577,709
 Northamber P.L.C......................................         9,000        18,604
 OMI International P.L.C...............................        99,000         7,535
 *Oliver Group P.L.C...................................        43,000        15,503
 Owen (H.R.) P.L.C.....................................        70,000       186,200
 Oxford Instruments P.L.C..............................        17,162        58,439
 *PGA European Tour Courses P.L.C......................        80,000        38,458
 PPL Therapeutics P.L.C................................        13,000        21,144
 Panther Securities P.L.C..............................        40,000        86,210
 Partners Holdings P.L.C...............................        80,000        38,458
 Partridge Fine Arts P.L.C.............................        33,000        36,222
 Paterson Zochonis P.L.C...............................        40,000       219,210
 Peel Holdings P.L.C...................................        74,000       758,901
 Pendragon P.L.C.......................................        30,000        81,002
 *Peptide Therapeutics Group P.L.C.....................       180,000       271,128
 Perry Group P.L.C.....................................        79,000       198,114
 Persimmon P.L.C.......................................       212,237       828,121
 Peterhouse Group P.L.C................................        29,584        71,583
 Photo-Me International P.L.C..........................        27,500       323,887
 Pifco Holdings P.L.C..................................        19,500        51,245
 Pillar Property Investments P.L.C.....................        60,428       320,509
 Pittards P.L.C........................................        39,000        23,435
 *Pittencrieff Resources P.L.C.........................       204,394        73,693
 *Plantation & General Investment P.L.C................        64,601        41,924
 Plysu P.L.C...........................................       111,942       265,478
 Portmeirion Potteries (Holdings) P.L.C................        16,044        42,420
 *Powerscreen International P.L.C......................       215,000       563,287
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Premier Consolidated Oilfields P.L.C.................     2,628,330  $    810,745
 *Premier Land P.L.C...................................       416,666        48,406
 *Prestwick Holdings P.L.C.............................        70,000        15,143
 Princedale Group P.L.C................................       100,000        14,422
 Property Partnerships P.L.C...........................        10,000        12,819
 Prowting P.L.C........................................       113,261       205,084
 QS Holdings P.L.C.....................................       102,000        56,389
 *Quadrant Group P.L.C.................................         5,900         5,625
 *Quality Software Products Holdings P.L.C.............        11,000        90,336
 Queensborough Holdings P.L.C..........................       187,000        52,439
 Quick Group P.L.C.....................................       189,217       250,143
 Quintain Estates & Development P.L.C..................        89,107       233,455
 RCO Holdings P.L.C....................................        20,000        64,577
 RJB Mining P.L.C......................................       500,000       408,615
 Radamec Group P.L.C...................................        20,000        13,620
 Raglan Property P.L.C.................................       313,895       134,549
 Ransom (William) & Son P.L.C..........................        75,000        54,682
 Rea Brothers Group P.L.C..............................        87,906        76,065
 Readicut International P.L.C..........................       356,249       191,237
 Reg Vardy P.L.C.......................................       101,000       473,392
 Regal Hotel Group P.L.C...............................     1,100,000       458,289
 Renold P.L.C..........................................        19,000        55,564
 *Richards P.L.C.......................................        62,000         9,438
 Richardsons Westgarth P.L.C...........................        41,017        25,633
 Roseby's P.L.C........................................        45,000       114,652
 Rowe Evans Investments P.L.C..........................        95,900        92,203
 Royal Doulton P.L.C...................................        98,000       201,791
 Ruberoid P.L.C........................................       204,100       353,216
 Rugby Estates P.L.C...................................        32,000        82,813
 Russell (Alexander) P.L.C.............................        40,000        94,542
 S & U P.L.C...........................................         7,000        33,819
 SEP Industrial Holdings P.L.C.........................       370,000        60,771
 Safeland P.L.C........................................       100,000        50,476
 *Safestore P.L.C......................................        26,923        20,492
 Salvesen (Christian) P.L.C............................        74,500       120,573
 Sanderson Bramall Motor Group P.L.C...................         8,720        35,841
 Saville (J.) Gordon Group P.L.C.......................       337,302       402,670
 Savills P.L.C.........................................        21,000        49,971
 Scapa Group P.L.C.....................................        66,000       141,188
 Scottish Metropolitan Property P.L.C..................       407,167       606,777
 Seacon Holdings P.L.C.................................        50,000        24,837
 Seton Healthcare Group P.L.C..........................        12,776       162,039
 Shaftesbury P.L.C.....................................       150,000       570,859
 Shani Group P.L.C.....................................        30,000        20,431
 Sharpe & Fisher P.L.C.................................        64,804       213,396
 *Sheffield United P.L.C...............................        88,000        23,267
 Sherwood Group P.L.C..................................       202,000        64,737
 *ShopRite Group P.L.C.................................       146,000        52,639
 Silentnight Holdings P.L.C............................        30,000       108,163
 Simon Engineering P.L.C...............................       175,847       171,885
 Sinclair (William) Holdings P.L.C.....................        40,000        73,390
 Sirdar P.L.C..........................................       119,721       122,779
 *Sketchley P.L.C......................................       109,000        75,978
 Smart (J.) & Co. (Contractors) P.L.C..................         8,000        33,330
 Smith (David S.) Holdings P.L.C.......................        34,000        71,371
 Smith (James) Estates P.L.C...........................        95,000       210,837
 Spring Ram Corp. P.L.C................................     1,346,888       215,827
 St. Ives P.L.C........................................         9,377        81,740
 St. Modwen Properties P.L.C...........................       214,000       272,618

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Stadium Group P.L.C...................................         1,591  $      2,562
 Stanley Leisure Organisation P.L.C....................       152,932       612,649
 Stat-Plus Group P.L.C.................................        25,300        60,406
 Staveley Industries P.L.C.............................        35,000        37,857
 Stirling Group P.L.C..................................       214,889        65,425
 *Stoddard Sekers International P.L.C..................        98,000         9,030
 Storehouse P.L.C......................................        20,000        37,817
 Stratagem Group P.L.C.................................        47,000        65,899
 Stylo P.L.C...........................................        16,588         9,436
 Swallowfield P.L.C....................................        25,000        28,443
 Swan Hill Group P.L.C.................................        87,000        93,404
 Syltone P.L.C.........................................        29,000        52,279
 TI Group P.L.C........................................        39,000        24,998
 TT Group P.L.C........................................        46,000       138,945
 *Tadpole Technology P.L.C.............................        53,280        16,435
 *Tandem Group P.L.C...................................       472,000        28,363
 Tay Homes P.L.C.......................................       103,937       187,368
 Telemetrix P.L.C......................................       170,214       231,840
 Tex Holdings P.L.C....................................        11,000         7,756
 The Cardiff Property P.L.C............................         4,000        20,030
 Thorpe (F.W.) P.L.C...................................        15,000        28,002
 Tie Rack P.L.C........................................        75,000        51,678
 Tilbury Douglas P.L.C.................................        10,809        48,757
 Time Products P.L.C...................................        81,758       131,010
 Tinsley (Eliza) Group P.L.C...........................        27,781        37,394
 Tomkinsons P.L.C......................................        10,000        30,446
 Tops Estates P.L.C....................................        82,557       180,576
 Tottenham Hotspur P.L.C...............................        70,000        70,666
 Town Centre Securities (New) P.L.C....................       227,419       242,338
 Transport Development Group P.L.C.....................       285,056       929,540
 Transtec P.L.C........................................        60,000        27,882
 *Tring International Group P.L.C......................        60,000         6,249
 Try Group P.L.C.......................................        91,160        44,553
 UCM Group P.L.C.......................................        46,000        66,340
 UK Land...............................................        16,000        30,382
 Ugland International Holdings P.L.C...................       146,666       219,743
 *Union P.L.C..........................................       100,000        33,651
 *United Carriers Group P.L.C..........................        60,000        24,517
 United Industries P.L.C...............................        81,822       100,301
 *Utility Cable P.L.C..................................       200,000             0
 *Vanguard Medica Group P.L.C..........................        10,000        42,464
 Vardon P.L.C..........................................       110,000       312,871
 Vaux Group P.L.C......................................       177,391       822,913
 *Vert (Jacques) P.L.C.................................        45,000        12,619
 Vibroplant P.L.C......................................       185,000       177,868
 Vickers P.L.C.........................................        32,900        84,087
 Viglen Technology P.L.C...............................       137,200        74,749
 *Villiers Group P.L.C.................................       167,000        33,450
 Vtr P.L.C.............................................        13,000        14,582
 *Wace Group P.L.C.....................................       253,807       359,932
 Walker Greenbank P.L.C................................        94,910        67,678
 Ward Holdings P.L.C...................................       206,900       114,381
 Warner Estate Holdings P.L.C..........................        99,000       376,767
 Warnford Investments P.L.C............................        12,000        63,455
 Wassall P.L.C.........................................        43,000       149,176
 Waterman Partnership Holdings P.L.C...................        25,000        28,643
 Wates City of London Properties P.L.C.................       381,099       580,143
 Watson & Philip P.L.C.................................       200,000       283,627
 Wembley P.L.C.........................................        53,000       302,767
 Westbury P.L.C........................................       162,482       755,052
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Whitecroft P.L.C......................................        70,000  $     68,984
 Wilson (Connolly) Holdings P.L.C......................       415,400       968,508
 Wintrust P.L.C........................................        24,000       147,101
 Wolverhampton & Dudley Breweries P.L.C................       137,050     1,263,857
 Wyevale Garden Centres P.L.C..........................        50,000       352,931
 Yorklyde P.L.C........................................        14,000        18,732
 Yorkshire Group P.L.C.................................       117,096       212,028
 Young & Co's Brewery P.L.C. Class A...................         5,000        64,096
 Young (H.) Holdings P.L.C.............................        38,666        46,159
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $90,283,138)...................................                  89,760,695
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *British Pound Sterling
   (Cost $397,031).....................................                     398,418
                                                                       ------------
                                                                 FACE
                                                              AMOUNT@
                                                         ------------
                                                            (000)
BONDS -- (0.0%)
 Viglen Technology P.L.C. 6.375%, 09/01/00
   (Cost $95)..........................................             0           209
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $90,680,264)...................................                  90,159,322
                                                                       ------------
                                                               SHARES
                                                         ------------
FRANCE -- (6.6%)
COMMON STOCKS -- (6.6%)
 Agricole de la Crau...................................           204        17,064
 Airfeu SA.............................................         3,141       119,219
 Alain Manoukian SA....................................         9,565       307,039
 Arbel SA..............................................         1,583         6,042
 Bail-Investissement (Societe Immobiliere pour le
   Commerce & l'Industrie).............................           100        13,384
 Bains de Mer et du Cercle des Etrangers a Monaco......         6,329     1,140,223
 Bazar de l'Hotel de Ville SA..........................         9,361     1,101,144
 Burelle SA............................................        10,986       654,763
 CEE (Continentale d'Equipements Electriques)..........         2,215        55,585
 *CPR (Cie Parisienne de Reescompte)...................        17,123       805,679
 Caisse Regionale de Credit Agricole Mutuel de la
   Brie................................................         6,010       377,047
 *Cambodge.............................................           340       171,532
 *Cascades SA..........................................        22,612        70,221
 *Christian Dalloz SA..................................         1,500        84,694
 Cie Francaise des Ferrailles..........................         9,710       368,041
 Cofigeo (Cie Financiere Geo)..........................           205        31,917
 Conflandey SA.........................................         1,939        72,582
 Continentale d'Entreprises SA.........................        19,198       680,495
 DMC (Dollfus Mieg et Cie).............................        38,146       229,343
 Desquenne et Giral SA.................................         4,761        83,085
 Didot-Bottin..........................................           602       105,119
 Dietrich et Cie.......................................        38,762     2,338,576
 ECIA (Equipements et Composants pour l'Industrie
   Automobile).........................................         3,300       386,457
 *Emin Leydier Emballages SA...........................           900        42,724
 Exacompta Clairefontaine SA...........................         1,233       110,874
 *Explosifs et de Produits Chimiques...................           312        51,544
 Fimalac SA............................................        10,590     1,181,490

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Fonderies Franco Belge................................           913  $     82,958
 Forges Stephanoises SA................................           300        29,957
 France-Africaine de Recherches Petrolieres
   Francarep...........................................           280        13,467
 Gantois Series A......................................           465        68,653
 Gascogne SA...........................................        10,334       866,587
 Gautier France SA.....................................         2,227       106,765
 Gel 2000 SA...........................................         4,629         7,744
 Generale de Geophysique SA............................         2,900       133,723
 Gevelot...............................................         1,200        97,869
 Groupe Guillin SA.....................................           480        10,389
 Groupe Zannier SA.....................................        26,650       599,108
 Guerbet SA............................................        15,148       292,069
 ICBT Groupe SA........................................         8,110        89,887
 *IMS International Metal Service SA...................        10,400        99,826
 Immobanque............................................         9,394     1,066,719
 *Immobiliere Complexes Commerciaux SA.................         6,452       215,678
 *Immobiliere et Hoteliere SA..........................        27,700        52,134
 *Jet Multimedia SA....................................           109        12,560
 Legris Industries SA..................................         8,500       351,063
 Locindus (Cie Financiere pour la Location d'Immeubles
   Industrials et Commerciaux).........................        12,163     1,495,607
 Maire (Henri).........................................         1,252        19,362
 Marie Brizard & Roger International SA................         2,745       221,005
 Matussiere et Forest SA...............................         7,020        54,317
 Metaleurop SA.........................................        43,410       281,417
 Michel Thierry SA.....................................         3,269       447,429
 Mors..................................................        37,132        25,625
 NAF NAF SA............................................        36,191       334,520
 Nord-Est SA...........................................        22,587       644,513
 Nordon & Cie..........................................         1,600       115,435
 PSB Industries SA.....................................         1,838       156,533
 Papiers Peints (Societe Francaise des)................            70         8,271
 *Paul Predault SA.....................................         6,400       143,943
 *Pier Import Europe SA................................        18,642       163,735
 Plastic Omnium........................................         8,895       864,500
 Primisteres Reynoird SA...............................         5,349       194,635
 *Radiall SA...........................................           200        12,464
 Robertet SA...........................................           200        26,872
 *Rochette.............................................       138,121       395,713
 Rougier SA............................................         2,715       150,458
 Rouleau-Guichard SA...................................         2,495        86,873
 Rue Imperiale de Lyon.................................         2,519     2,923,618
 SDR de Bretagne SA....................................         3,200        29,779
 SERIBO (Societe d'Etudes et de Realizations pour les
   Industries du Bois).................................         4,015       104,113
 Sabeton...............................................         1,846       203,057
 *Saupiquet............................................         2,210       131,022
 Sechilienne...........................................           100        21,550
 Securidev SA..........................................        16,908       176,792
 *Selectibanque SA.....................................        46,567       474,736
 *Signaux et d'Equipements Electroniques SA............        13,500       762,249
 Signaux Girod SA......................................         5,407       121,553
 Silic (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................         3,483       523,335
 Skis Rossignol SA.....................................         7,216       105,632
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Smoby SA..............................................         1,600  $     88,500
 Societe des Immeubles de France.......................       146,528     2,604,588
 Societe Financiere Immobail SA........................         9,997       429,617
 *Sommer-Allibert SA...................................         4,200       118,572
 Sucriere de Pithiviers-le-Vieil.......................           270        88,082
 Sylea SA..............................................         4,300       261,674
 Teisseire France SA...................................         6,492       149,338
 Tivoly SA.............................................         1,904        33,944
 Trouvay et Cauvin SA..................................         9,481       114,897
 *Union du Credit Bail Immobiliere Unibail.............         3,962       538,552
 VM Materiaux SA.......................................         1,636        68,083
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................        43,572     1,530,792
 Via Banque............................................        21,658       616,193
 Vilmorin et Cie SA....................................            70         5,416
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $34,556,012)...................................                  32,871,950
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Alain Manoukian Warrants SA 06/30/01.................         1,367         1,758
 *#Continental d'Enterprises SA Warrants 10/31/01......        22,587        36,607
 *Union du Credit Bail Immobiliere Unibail Warrants
   09/01/99............................................         3,962        11,600
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $51,225).......................................                      49,965
                                                                       ------------
TOTAL -- FRANCE
  (Cost $34,607,237)...................................                  32,921,915
                                                                       ------------
GERMANY -- (5.6%)
COMMON STOCKS -- (5.6%)
 Aigner (Etienne) AG...................................            68         9,634
 Andreae-Noris Zahn AG, Anzag..........................         3,000        78,421
 Anterra Vermoegensverwaltungs AG......................         3,920       295,113
 BDAG Balcke-Duerr AG..................................         2,420       303,645
 Bayerische Handelsbank AG.............................        38,220     1,086,999
 Beta Systems Software AG..............................         3,300        51,758
 Bien-Haus AG..........................................           200        43,916
 Bilfinger & Berger Bau AG, Mannheim...................        32,800       811,100
 Biotest AG............................................         3,600        47,052
 Bremer Woll-Kaemmerei AG..............................         5,310       185,998
 Brueder Mannesmann AG.................................         2,700        26,255
 Campina AG............................................         1,846       108,091
 Cewe Color Holding AG.................................           500       110,835
 #DSL Holdings AG......................................       118,500     1,883,352
 *Deutsche Verkehrs-Bank AG............................         1,908       171,572
 *Deutsche Verkehrs-Bank AG Em 99......................           238        20,655
 Dierig Holding AG.....................................         1,250       139,850
 Duerr Beteiligungs AG.................................         5,900       146,824
 Dyckerhoff & Widmann AG...............................        12,224     1,150,338
 Escada AG.............................................         5,709       746,173
 Eurobike AG...........................................         5,000        63,259
 Fag Kugelfischer Georg Schaeffer AG...................        78,350       704,542
 Flender (A. Friedrich) AG.............................         9,832     1,089,726
 Fuchs Petrolub AG Oel & Chemie........................         1,100        83,962
 Heilit & Woerner Bau AG...............................         8,542       625,212
 Herlitz AG............................................        13,643       449,355
 Holzmann (Philipp) AG.................................         6,200       958,155

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Hucke AG..............................................         5,765  $     54,553
 Hutschenreuther AG....................................         8,591        94,320
 Iwka AG...............................................        20,300       413,904
 KSB AG................................................           750       118,415
 Kali und Salz Beteiligungs AG.........................         4,500       599,918
 Kaufring AG...........................................        12,600       355,716
 Km-Europa Metal AG....................................        11,700       642,266
 Leica Camera AG.......................................         4,000        46,843
 Leonische Drahtwerke AG...............................           540       181,811
 Loesch Umweltschutz AG................................         5,000        34,244
 Mauser Waldeck AG.....................................         1,151       108,315
 Mvs Miete Vertrieb Service AG.........................           642         2,417
 Norddeutsche Steingutfabrik AG........................           715         9,121
 Nuernberger Hypothekenbank AG.........................        16,340       563,814
 Orenstein & Koppel AG.................................        13,550       188,434
 Otto Reichelt AG......................................        36,354       323,103
 Pfaff (G.M.) AG.......................................        24,270        46,186
 Phoenix AG, Hamburg...................................        18,540       298,538
 *Plettac AG...........................................         2,100       115,278
 Praktiker Bau und Heimwerkermaerkt AG.................        30,000       244,673
 Rheinboden Hypothekenbank AG..........................         3,900       791,108
 Rheinmetall Berlin AG.................................        60,000     1,179,447
 Salamander AG, Kornwesteim............................        12,999     2,065,965
 Salzgitter AG.........................................        56,700       420,931
 Schmalbach-Lubeca AG..................................         3,480       509,421
 Scor Deutschland Rueckversicherungs AG................           615        75,237
 Sinn AG...............................................         1,001       163,278
 Stern-Brauerei Carl Funke AG..........................           300        16,939
 Stoehr & Co. AG.......................................        44,310       254,820
 Strabag AG............................................        15,450       888,507
 Sueddeutsche Bodencreditbank AG.......................        45,740     1,492,177
 Triton-Belco AG, Hamburg..............................         2,977        63,812
 *Tucher Braeu AG......................................         1,047        45,980
 Varta AG..............................................         5,611       730,431
 Voegele (Joseph) AG...................................         1,559       228,215
 Walter Bau AG.........................................         4,427       490,665
 Weru AG...............................................           950       258,265
 Westag & Getalit AG...................................         1,980       349,882
 Wuerttembergische Metallwarenfabrik AG................        64,620     1,121,617
 Zanders Feinpapiere AG................................        10,902       740,950
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $32,400,369)...................................                  27,721,308
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Triton-Belco AG Rights 04/14/99
   (Cost $0)...........................................         2,977         1,307
                                                                       ------------
TOTAL -- GERMANY
  (Cost $32,400,369)...................................                  27,722,615
                                                                       ------------
SINGAPORE -- (5.3%)
COMMON STOCKS -- (5.3%)
 *Alliance Technology & Development, Ltd...............         3,000           704
 Apollo Enterprises, Ltd...............................       240,000       144,718
 Bonvests Holdings, Ltd................................       614,000       345,318
 *CK Tang, Ltd.........................................       306,000       127,742
 Carnaudmetalbox Asia, Ltd.............................       163,000       222,093
 Chevalier Singapore Holdings, Ltd.....................       200,000        56,820
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Chuan Hup Holdings, Ltd...............................       516,000  $    344,054
 Cosco Investment (Singapore), Ltd.....................       223,000       146,104
 #First Capital Corp., Ltd.............................       745,000       984,850
 Focal Finance, Ltd....................................       101,000       131,174
 *General Magnetics, Ltd...............................       187,000        56,380
 Haw Par Brothers International, Ltd...................       411,000       643,405
 Hind Hotels International, Ltd........................       147,000       214,781
 Hong Kok Corp., Ltd...................................       366,000       335,287
 Hotel Grand Central, Ltd..............................       327,700       179,551
 Hotel Plaza, Ltd......................................       892,000       364,614
 Hotel Properties, Ltd.................................     1,075,000       828,970
 Hour Glass, Ltd.......................................       210,000        91,319
 Hwa Hong Corp., Ltd...................................       402,000       538,415
 Hwa Tat Lee, Ltd......................................       330,000        69,837
 *IPC Corp., Ltd.......................................     3,248,000       273,063
 Insurance Corp. of Singapore, Ltd.....................       112,000       202,606
 Intraco, Ltd..........................................       215,000       188,232
 Isetan (Singapore), Ltd...............................        76,000       119,856
 Jack Chia-MPH, Ltd....................................       332,000       152,070
 Jurong Engineering, Ltd...............................        91,000       138,764
 Keppel Land, Ltd......................................     1,291,000     2,193,172
 Keppel Marine Industries, Ltd.........................       409,000       545,419
 Keppel Tatlee Finance, Ltd............................       160,000       140,080
 LC Development, Ltd...................................       292,000       109,200
 Lee Kim Tah Holdings, Ltd.............................        72,000        35,484
 Liang Court Holdings, Ltd.............................     1,236,600       681,133
 Lim Kah Ngam, Ltd.....................................       386,000       145,472
 *Low Keng Huat Singapore, Ltd.........................       232,000        60,531
 Metro Holdings, Ltd...................................       274,800       403,103
 *Neptune Orient Lines, Ltd............................     1,830,000     1,517,281
 Orchard Parade Holdings, Ltd..........................       766,000       555,159
 *Osprey Maritime, Ltd.................................       886,000       398,120
 Pacific Carriers, Ltd.................................       669,000       372,371
 Pan Malayan Holdings, Ltd.............................       181,000       151,119
 Prima, Ltd............................................        83,000       188,644
 Republic Hotels and Resorts, Ltd......................       552,000       460,872
 #Resources Development Corp., Ltd.....................       216,000       200,379
 SNP Corp., Ltd........................................        72,500        32,788
 *SPP, Ltd.............................................        55,000        12,596
 *Scotts Holdings, Ltd.................................       531,000       252,457
 Shangri-la Hotel, Ltd.................................       423,200       947,135
 Singapore Land, Ltd...................................       245,000       673,323
 Singapura Building Society, Ltd.......................        84,000        61,366
 *Singatronics, Ltd....................................       433,000       110,464
 Ssangyong Cement (Singapore), Ltd.....................         9,000        12,002
 Straits Trading Co., Ltd..............................       701,000       877,911
 Tibs Holdings, Ltd....................................       203,000       409,595
 Times Publishing, Ltd.................................       271,000       524,801
 Tuan Sing Holdings, Ltd...............................     2,931,000       628,777
 United Engineers, Ltd.................................       404,000       405,234
 United Industrial Corp., Ltd..........................     3,541,000     2,196,790
 United Overseas Finance, Ltd..........................       129,000       123,411
 United Overseas Land, Ltd.............................     1,535,000     1,637,590
 *Van der Horst, Ltd...................................       232,000        71,292
 Vickers Ballas Holdings, Ltd..........................       543,000       402,985
 WBL Corp., Ltd........................................       297,000       334,070
 Wing Tai Holdings, Ltd................................     1,639,000     1,843,570
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $25,837,580)...................................                  26,616,423
                                                                       ------------

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
PREFERRED STOCKS -- (0.0%)
 *First Capital Corp., Ltd. 7% Non-Redeemable
   Convertible
   (Cost $103,603).....................................       174,000  $    231,027
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $17,933)......................................                      17,873
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $25,959,116)...................................                  26,865,323
                                                                       ------------
HONG KONG -- (4.5%)
COMMON STOCKS -- (4.5%)
 ALCO Holdings, Ltd....................................       710,000        54,936
 Acme Landis Holdings, Ltd.............................       130,000         5,616
 Allied Group, Ltd.....................................     5,364,000       380,451
 Allied Properties (Hong Kong), Ltd....................     6,468,000       333,639
 Applied International Holdings, Ltd...................     1,150,000        45,232
 *Asia Commercial Holdings, Ltd........................        35,960         2,458
 *Asia Securities International, Ltd...................     2,326,000       119,982
 Asia Standard International Group, Ltd................     3,658,000       443,423
 Associated International Hotels, Ltd..................       758,000       273,699
 Beauforte Investors Corp., Ltd........................        44,000        51,067
 *Burlingame International Co., Ltd....................       675,000        12,186
 Burwill Holdings, Ltd.................................       350,000        24,824
 *CCT Telecom Holdings, Ltd............................       752,000       158,071
 CDL Hotels International, Ltd.........................     2,489,041     1,059,236
 CNT Group, Ltd........................................     1,428,000        59,849
 *Capetronic International Holdings, Ltd...............       107,000        54,849
 Century City International Holdings, Ltd..............     2,863,067       132,917
 Champion Technology Holdings, Ltd.....................     6,437,837       406,802
 Chen Hsong Holdings, Ltd..............................       322,000        52,736
 Cheuk Nang Properties (Holdings), Ltd.................       318,000        50,851
 Cheung Wah Development Co., Ltd.......................       898,000        15,054
 *Chevalier Construction Holdings, Ltd.................       194,857         4,975
 Chevalier Development International, Ltd..............       625,852        62,953
 Chevalier International Holdings, Ltd.................     1,507,404       134,130
 *China Aerospace International Holdings, Ltd..........       873,000        86,687
 China Foods Holdings, Ltd.............................     1,032,000       232,897
 *China Investments Holdings, Ltd......................       989,000        15,815
 China Overseas Land & Investment, Ltd.................     2,708,000       307,311
 China Travel International Investment, Ltd............     1,722,000       204,300
 Chinese Estates Holdings, Ltd.........................     2,675,131       441,572
 Chinney Investments, Ltd..............................       752,000        63,034
 Chow Sang Sang Holdings International, Ltd............       738,000       167,500
 *Chuang's China Investments, Inc......................     4,420,000        55,289
 Chuang's Consortium International, Ltd................     3,051,760       161,354
 *City Chiu Chow (Holdings), Ltd.......................       298,000        10,376
 *Companion Building Material (Holdings), Ltd..........     2,206,000        34,422
 Continental Holdings, Ltd.............................       382,000        16,256
 Continental Mariner Investment Co., Ltd...............       268,000        33,869
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Crocodile Garments, Ltd..............................       986,000  $     29,372
 *Culturecom Holdings, Ltd.............................     1,326,000        54,719
 *Dransfield Holdings, Ltd.............................     1,952,000        22,152
 Dynamic Holdings, Ltd.................................       482,000        74,589
 *Easyknit International Holdings, Ltd.................       200,150         9,808
 *Emperor (China Concept) Investments, Ltd.............     2,790,000        30,942
 *Emporer International Holdings, Ltd..................       812,000        90,054
 *Fairwood Holdings, Ltd...............................       675,000        14,014
 *Fairyoung Holdings, Ltd..............................       330,000        34,896
 *Far East Consortium International, Ltd...............     1,758,041       156,432
 *Far East Holdings International, Ltd.................       408,000        24,729
 Fountain Set Holdings, Ltd............................     1,350,000       153,202
 *Four Seas Travel International, Ltd..................       236,000        22,521
 *Fu Hui Jewelry Co. (Hong Kong), Ltd..................       670,000         7,949
 *G-Prop Holdings, Ltd.................................        53,435         4,479
 Golden Resources Development International, Ltd.......       722,000        38,640
 Goldlion Holdings, Ltd................................     1,092,000        98,575
 Grande Holdings, Ltd..................................       506,000       184,338
 Great Eagle Holdings, Ltd.............................       698,910     1,117,609
 Great Wall Electronic International, Ltd..............     2,278,566        98,436
 Guangzhou Investment Co., Ltd.........................     3,038,000       262,488
 Harbour Centre Development, Ltd.......................       590,000       403,250
 Harbour Ring International Holdings, Ltd..............     3,430,000       212,316
 Henderson China Holdings, Ltd.........................       438,000       184,983
 High Fashion International, Ltd.......................       800,000        79,438
 Hon Kwok Land Investment Co., Ltd.....................     1,096,000       101,763
 Hong Kong & Shanghai Hotels, Ltd......................     1,789,124     1,315,110
 Hong Kong Ferry (Holdings) Co., Ltd...................       349,000       441,061
 *Hong Kong Parkview Group, Ltd........................       648,000       162,951
 Hop Hing Holdings, Ltd................................       604,000        38,945
 Hopewell Holdings, Ltd................................     1,208,800       662,506
 *Hualing Holdings, Ltd................................       784,000        17,895
 *Huey Tai International, Ltd..........................     2,920,260       158,168
 *Hwa Kay Thai Holdings, Ltd...........................       323,560         7,385
 Innovative International (Holdings), Ltd..............       539,439        26,435
 *Jinhui Holdings Co., Ltd.............................       978,000        36,575
 *Joyce Boutique Holdings, Ltd.........................       808,000        22,090
 *K Wah International Holdings, Ltd....................       871,672        61,825
 *KTP Holdings, Ltd....................................       758,000        38,122
 *Kader Holdings Co., Ltd..............................       857,000        41,996
 Keck Seng Investments (Hong Kong), Ltd................       380,000        51,454
 Kee-Shing Holdings Co., Ltd...........................       256,000        27,401
 King Fook Holdings, Ltd...............................       338,000        15,038
 *Kong Tai International Holdings Co., Ltd.............     5,175,000        39,374
 *Kumagai Gumi Hong Kong, Ltd..........................       424,000       196,841
 *Kwong Sang Hong International, Ltd...................     1,060,000       116,191
 Lai Sun Development Co., Ltd..........................     2,698,800       219,259
 Lai Sun Garment (International), Ltd..................     2,700,000       191,502
 Lai Sun Hotels International, Ltd.....................     1,532,000        65,196
 *Lam Soon (Hong Kong), Ltd............................       203,250        42,985
 *Lam Soon Food Industries, Ltd........................       156,000        33,797
 Lane Crawford International, Ltd. Series A............        63,000        90,586
 Leefung-Asco Printers Holdings, Ltd...................       128,000        22,284

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Linkful International Holdings, Ltd..................       582,000  $      7,730
 Lippo, Ltd............................................       751,000       150,113
 Liu Chong Hing Investment, Ltd........................       626,000       435,928
 *Luks Industrial Co., Ltd.............................     3,069,000        52,638
 *Magnificent Estates, Ltd.............................     5,014,600        58,200
 *Mansion Holdings, Ltd................................       113,200         1,007
 *Megga (S.) International Holdings, Ltd...............     1,399,200        15,337
 Melbourne Enterprises, Ltd............................        41,000       203,031
 Melco International Development, Ltd..................       170,000        18,196
 Min Xin Holdings, Ltd.................................       432,000        41,782
 Miramar Hotel & Investment Co., Ltd...................       600,000       766,008
 *Mountbatten Corp.....................................     1,120,539             0
 *Mountbatten Corp.....................................     2,597,548             0
 *Mui Hong Kong, Ltd...................................     2,050,000        24,586
 Nam Hing Holdings, Ltd................................       538,000        16,373
 Nanyang Holdings, Ltd.................................        80,850        68,292
 National Electronics Holdings, Ltd....................     1,106,000        32,804
 *Nph International Holdings, Ltd......................       408,000         8,313
 #Onfem Holdings, Ltd..................................       684,000        32,196
 Orient Power Holdings, Ltd............................       441,000        34,122
 *Oriental Metals Holdings Co., Ltd....................       796,000        20,838
 Pacific Concord Holding, Ltd..........................     2,956,000       377,387
 *Pacific Plywood Holdings, Ltd........................     1,854,000        30,125
 Paul Y. Properties Group, Ltd.........................        11,308        11,447
 Pokfulam Development Co., Ltd.........................       244,000        88,104
 *Poly Investments Holdings, Ltd.......................     1,428,000        50,642
 Prestige Properties Holdings, Ltd.....................     1,166,000        63,153
 Process Automation Holdings, Ltd......................       400,000        30,950
 *QPL International Holdings, Ltd......................       651,000       135,162
 *RJP Electronics, Ltd.................................     1,350,000        22,284
 Realty Development Corp., Ltd. Series A...............       213,000       376,311
 Regal Hotels International Holdings, Ltd..............     4,988,179       591,802
 *Rhine Holdings, Ltd..................................       260,000         2,179
 *Rivera Holdings, Ltd.................................     1,912,000        19,725
 Ryoden Development, Ltd...............................     2,410,000       198,904
 *S.A.S.Dragon Holdings, Ltd...........................        94,400         7,548
 SIS International Holdings, Ltd.......................       326,000        34,473
 San Miguel Brewery Hong Kong, Ltd.....................       812,400       108,956
 Sea Holdings, Ltd.....................................     1,208,000       346,612
 *Seapower Resources International, Ltd................     2,785,000       104,153
 *Semi-Tech (Global) Co., Ltd..........................     1,950,339        94,317
 Shaw Brothers Hong Kong, Ltd..........................       158,000       110,027
 Shell Electric Manufacturing (Holdings) Co., Ltd......     1,177,000       125,980
 *Shenzhen International Holdings, Ltd.................     2,862,500        39,498
 *Shougang Concord Century Holdings, Ltd...............     1,000,000        36,108
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................     2,196,000        99,117
 *Shun Ho Construction (Holdings), Ltd.................       814,380        32,556
 *Shun Ho Resources Holdings, Ltd......................       510,000        17,757
 *Shun Shing Holdings, Ltd.............................       726,000        51,493
 Shun Tak Holdings, Ltd................................     1,924,000       601,677
 Silver Grant International Industries, Ltd............       748,000        65,593
 Sincere Co., Ltd......................................       872,000        94,459
 *Sing Tao Holdings, Ltd...............................       410,000        68,734
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Singamas Container Holdings, Ltd.....................       360,000  $     13,463
 *Sino Foundations Holdings, Ltd.......................       618,000        20,322
 South China Brokerage Co., Ltd........................     4,418,000        54,695
 South China Holdings, Ltd.............................       846,000       110,189
 South China Industries, Ltd...........................     1,182,000        60,971
 *South Sea Development Co., Ltd.......................       967,000        49,257
 *Star Telecom International Holdings, Ltd.............       764,000       133,007
 Starlight International Holdings, Ltd.................       708,000        41,999
 *Stelux Holdings International, Ltd...................     1,862,552        63,650
 Sun Fook Kong Holdings, Ltd...........................     1,018,000       101,085
 Sun Hung Kai & Co., Ltd...............................     1,488,000       188,051
 *Swank International Manufacturing Co., Ltd...........       226,000        24,481
 Tai Cheung Holdings, Ltd..............................     1,377,000       372,907
 Tai Sang Land Development, Ltd........................       640,900       185,960
 *Tak Sing Alliance Holdings, Ltd......................     1,299,335        41,890
 *Tak Wing Investment Holdings, Ltd....................       370,000        20,279
 Tan Chong International Limited.......................     2,943,000       512,355
 Tern Properties Co., Ltd..............................       168,000        31,414
 Tian An China Investments Co., Ltd....................     2,287,000        63,704
 Tian Teck Land, Ltd...................................       800,000       109,356
 *Top Form International, Ltd..........................       494,000         9,556
 *Tse Sui Luen Jewellry (International), Ltd...........       395,830        17,866
 *Tung Fong Hung Holdings, Ltd.........................       138,840        10,922
 Tungtex (Holdings) Co., Ltd...........................       558,000        69,080
 Tysan Holdings, Ltd...................................       614,000        25,733
 *UDL Holdings, Ltd....................................     1,504,000        17,262
 *USI Holdings, Ltd....................................       671,999        86,659
 *Wah Nam Group, Ltd...................................       630,000         3,331
 *Winfoong International, Ltd..........................     1,525,000        57,031
 *Wing Fai International, Ltd..........................       342,000         9,570
 *Wing On Co. International, Ltd.......................       588,000       244,542
 Wing Shan International, Ltd..........................     1,130,000        99,091
 Winsor Industrial Corp., Ltd..........................       394,500        54,944
 *Winsor Properties Holdings, Ltd......................        55,000        19,859
 *Wo Kee Hong (Holdings), Ltd..........................     2,722,400        34,405
 Wong's Kong King International (Holdings), Ltd........       874,000        29,868
 World Houseware (Holdings), Ltd.......................       609,639        27,909
 *Yaohan International Holdings, Ltd...................     1,660,000         8,349
 *Yau Lee Holdings, Ltd................................     2,631,000        34,607
 *Yoshiya International Corp., Ltd.....................       720,000        27,855
 Yugang International, Ltd.............................     1,258,000        30,823
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $32,231,147)...................................                  22,568,308
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Champion Technology Holdings, Ltd. Warrants
   06/30/00............................................       426,800        18,438
 *Chinese Estates Holdings, Ltd. Warrants 11/24/00.....       267,513        15,869
 *Chinese Estates Holdings, Ltd. Warrants 11/24/00.....       267,513        13,454
 *Far East Consortium International, Ltd. Warrants
   10/31/99............................................       132,604           171
 *Four Seas Travel International, Ltd. Warrants
   12/08/00............................................        47,200         1,181
 *Grande Holdings, Ltd. Warrants 10/15/00..............        89,600         2,658

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Hop Hing Holdings, Ltd. Warrants 04/30/01............       120,800  $      1,340
 *KTP Holdings, Ltd. Warrants 09/30/99.................        23,000            30
 *Mansion Holdings, Ltd. Warrants 07/28/01.............       113,200           511
 *Paul y Properties Group, Ltd. Warrants 01/17/00......         2,261         1,837
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      55,489
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $41,096)......................................                      41,082
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $32,272,243)...................................                  22,664,879
                                                                       ------------
AUSTRALIA -- (3.8%)
COMMON STOCKS -- (3.7%)
 A.P. Eagers, Ltd......................................        16,699        45,857
 #Adelaide Brighton, Ltd...............................       449,901       270,624
 *Aerodata Holdings, Ltd...............................        52,987         4,157
 *An Feng Kingstream Steel, Ltd........................        81,521         5,277
 *Anzoil NL............................................        38,461         4,526
 Ashton Mining, Ltd....................................       448,960       208,414
 Asia Pacific Specialty Chemicals, Ltd.................        94,300        64,739
 Atkins Carlyle, Ltd...................................        45,288       100,972
 *Aurora Gold, Ltd.....................................        45,000        26,480
 Ausdrill, Ltd.........................................       138,312        42,503
 Australian Hospital Care, Ltd.........................       179,800       111,680
 Australian Oil & Gas Corp., Ltd.......................        71,875        72,840
 *Australian Resources, Ltd............................       352,493        53,008
 Avatar Industries, Ltd................................       253,698        84,596
 BT Hotel Group BHT....................................       325,000       161,495
 *Beach Petroleum NL...................................       824,454        16,171
 Bridgestone Australia, Ltd............................        26,822        56,557
 *CIM Resources, Ltd...................................       325,177        14,670
 Caltex Australia, Ltd.................................       307,800       759,911
 *Cambridge Gulf Exploration NL........................        93,366         4,823
 Capral Aluminium, Ltd.................................       435,676       632,381
 *#Centaur Mining & Exploration, Ltd...................       620,579       125,783
 Centennial Coal, Ltd..................................        57,778        29,844
 Central Equity, Ltd...................................       155,382       184,899
 Centro Properties, Ltd................................       182,735       320,198
 *Climax Mining, Ltd...................................       139,697        15,527
 Consolidated Paper Industries, Ltd....................        14,094        22,116
 *Consolidated Rutile, Ltd.............................       437,974       178,974
 *Coplex Resources NL..................................       351,512        20,684
 Coventry Group, Ltd...................................        66,628       211,717
 Crane (G.E) Holdings, Ltd.............................        53,355       294,777
 *Crevet, Ltd..........................................        46,997        12,291
 *Croesus Mining NL....................................       154,735        38,950
 *Crown, Ltd...........................................     1,439,216       818,667
 *Cudgen RZ, Ltd.......................................        47,724        20,282
 *Cumnock Coal, Ltd....................................        40,710         5,257
 *Denehurst, Ltd.......................................        78,163         3,731
 *Devex, Ltd...........................................       141,218        29,085
 Dome Resources NL.....................................       195,839        29,450
 *Dominion Mining, Ltd.................................       116,119        29,609
 ERG, Ltd..............................................       296,242       503,596
 *Eagers (A.P.), Ltd. Issue 99.........................         4,174        11,216
 #Email, Ltd...........................................       415,207       797,859
 *Emporer Mines, Ltd...................................       135,024        41,493
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Energy Equity Corp., Ltd.............................       393,461  $     72,031
 Energy Resources of Australia, Ltd. Series A..........       200,366       229,258
 Finemore Holdings, Ltd................................        48,477        68,145
 Forrester Parker Group, Ltd...........................       169,862       124,387
 GUD Holdings, Ltd.....................................        17,778        24,177
 Gazal Corp., Ltd......................................        89,069        93,759
 *General Gold Resources NL............................       169,056         5,416
 *Gold Mines of Australia, Ltd.........................        39,934         1,906
 Goldfields, Ltd.......................................       473,424       290,964
 Gowing Bros., Ltd.....................................        77,744        94,037
 Grand Hotel Group.....................................        70,000        69,567
 Green's Foods, Ltd....................................        81,301        31,894
 HIH Insurance, Ltd....................................        99,049       110,741
 Hancock and Gore, Ltd.................................        57,923        53,020
 Healthscope, Ltd......................................       127,219        35,767
 Henry Walker Group, Ltd...............................       125,880       169,545
 *Holyman, Ltd.........................................        92,339        22,640
 Homestake Mining Co...................................        68,662       534,226
 *Hudson Conway, Ltd...................................        89,183       341,114
 Hudson Timber & Hardware, Ltd.........................        74,375        36,471
 Iama, Ltd.............................................       174,262       267,752
 *Intag International, Ltd.............................        93,568         1,835
 Ipoh, Ltd.............................................       208,463       258,422
 Ipswich and West Moreton Building Society, Ltd........        23,034        43,976
 Jones (David), Ltd....................................       118,100       117,370
 Jupiters, Ltd.........................................       596,821     1,404,781
 *Kidston Gold Mines, Ltd..............................       198,750        54,578
 *Lachlan Resources NL.................................       217,903         7,480
 *MRI Holdings, Ltd....................................        87,075        27,612
 MacMahon Holdings, Ltd................................       305,720        67,962
 Magellan Petroleum Australia, Ltd.....................        29,537        28,968
 *Meekatharra Minerals, Ltd............................       184,462        20,503
 Metalcorp, Ltd........................................        30,160        26,818
 #Mirvac, Ltd..........................................       275,038       399,036
 *New Hampton Goldfields NL............................       145,700        19,052
 *Newcrest Mining, Ltd.................................       474,531       884,242
 Normandy Mt. Leyshon, Ltd.............................       123,978       144,287
 Novus Petroleum, Ltd..................................        41,840        43,223
 *Orbital Engine Corp., Ltd............................       165,000        40,995
 PMP Communications, Ltd...............................       724,135     1,510,331
 Pacific Hydro, Ltd....................................        84,291        62,276
 Parbury, Ltd..........................................        30,916         6,165
 *Payce Consolidated, Ltd..............................        74,466        38,950
 *Peptide Technology, Ltd..............................       153,432        51,162
 *Perilya Mines NL.....................................       167,228        25,148
 Permanent Trustee Co., Ltd............................        18,736       150,063
 *Petroz NL............................................        74,200        24,257
 Pirelli Cables Australia, Ltd.........................       168,560        85,963
 Portman Mining, Ltd...................................       152,897        77,975
 QCT Resources, Ltd....................................       472,579       241,008
 *RGC Unsecured, Ltd...................................       388,221             0
 Reinsurance Australia Corp., Ltd......................        74,880        52,875
 Resolute, Ltd.........................................       445,413       267,925
 Ridley Corp., Ltd.....................................        88,750        56,866
 Schaffer Corp., Ltd...................................        14,106        23,149
 Sea World Property Trust..............................        61,000        35,097
 *Solution 6 Holdings, Ltd.............................         6,950        13,814
 Southern Cross Broadcasting (Australia), Ltd..........        46,625       256,071
 Spicers Paper, Ltd....................................       245,591       311,513

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *St. Barbara Mines, Ltd...............................       329,338  $     15,073
 *Star Mining Corp. NL.................................       302,691           792
 Tassal, Ltd...........................................        41,201        35,558
 *Techniche, Ltd.......................................        34,687        23,133
 Thakral Holdings Group................................       824,280       317,972
 *Thakral Holdings Group...............................        36,324        13,775
 Ticor, Ltd............................................       482,210       182,863
 *Titan Resources NL...................................       125,121         9,817
 Tourism Assets Holdings, Ltd..........................       116,568        48,016
 *Union Gold Mining Co. NL.............................       118,986        46,678
 Village Roadshow, Ltd.................................       109,348       193,035
 Visions Systems, Ltd..................................        16,915        76,863
 Walker Corp., Ltd.....................................       499,888       225,519
 Wesfi, Ltd............................................        77,830        72,260
 Western Metals, Ltd...................................        98,340        28,291
 Westralian Sands, Ltd.................................       389,396       814,711
 White (Joe) Maltings, Ltd.............................        38,847        79,245
 Wide Bay Capricorn Building Society, Ltd..............        27,551        65,749
 Yates (Arthur) and Co. Property, Ltd..................       344,230       225,066
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $23,359,416)...................................                  18,520,667
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $305,560).....................................                     305,344
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Adelaide Brighton, Ltd. Rights 06/25/99..............       134,970        15,884
 *Beach Petroleum NL Warrants 03/31/04.................       274,818         1,437
 *Eagers (A.P.), Ltd. Warrants 01/31/03................         4,174             0
 *General Gold Resources NL Warrants 06/30/02..........        33,811           354
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      17,675
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2.2% Class A (Cost $8,642).....         5,158         7,757
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $23,673,618)...................................                  18,851,443
                                                                       ------------
ITALY -- (3.7%)
COMMON STOCKS -- (3.7%)
 *Ansaldo Trasporti SpA................................       497,000       654,782
 *Banca Nazionale dell'Agricoltura SpA.................     1,857,500     4,855,549
 #Banco di Chiavari e della Riviera Ligure SpA,
   Chiavari............................................       172,500       559,140
 *Brioschi Finanziaria SpA, Milano.....................       100,000        18,507
 *CEMENTIR (Cementarie del Tirreno SpA), Roma..........     1,680,000     1,654,740
 Caltagirone SpA.......................................     1,145,000     1,113,417
 Cementeria di Augusta SpA.............................       142,500       257,024
 #Cia Assicuratrice Unipol SpA.........................       215,464       939,464
 Comau SpA.............................................       295,500       997,998
 *#FONSPA (Credito Fondiaro e Industriale Istituto per
   i Finanziamenti a Medio e Lungo Termine SpA)........       527,000     1,234,321
 Finarte Casa d'Aste SpA (Milano)......................       135,000       252,672
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Finarte Partecipazioni Pro Arte SpA..................       277,050  $    157,589
 *Fincasa 44 SpA.......................................       175,000        40,439
 Gabetti Holding SpA...................................       175,000       239,706
 *Grassetto SpA........................................       110,000             0
 *Impregilo SpA........................................       655,000       494,479
 #Ipi SpA..............................................       447,500       793,108
 Linificio & Canapificio Nazionale SpA.................       185,000        79,309
 Maffei SpA............................................        90,500       114,499
 Marangoni SpA, Rovereto...............................        68,000       216,148
 Montefibre SpA, Milano................................       262,464       147,646
 *Necchi SpA...........................................        62,500        22,677
 *Premafin Finanziaria SpA.............................     1,092,000       694,218
 *Premaimm SpA.........................................       523,000       224,210
 Riva Finanziaria SpA..................................        86,000       265,271
 *SISA (Societa Imballaggi Speciali Asti SpA)..........       175,000       125,342
 SMI STA Metallurgica Italiana SpA.....................       290,000       151,917
 *SOPAF (Societa Partecipazioni Finanziarie SpA).......       640,000       378,092
 *Stayer SpA...........................................       117,500       127,159
 Vianini Industria SpA.................................       315,000       260,200
 Vianini Lavori SpA....................................       448,250       838,963
 Zucchi (Vincenzo) SpA.................................        74,000       544,721
                                                                       ------------
TOTAL -- ITALY
  (Cost $11,341,031)...................................                  18,453,307
                                                                       ------------
NETHERLANDS -- (3.3%)
COMMON STOCKS -- (3.3%)
 ACF Holding NV (Certificate)..........................        53,200       801,021
 Bam Groep NV..........................................        17,307     1,049,589
 Begemann Groep NV.....................................        44,600       496,654
 *Begemann Groep NV Series B...........................        44,600       123,581
 Cindu International NV................................         3,580       123,154
 Econosto NV...........................................        23,124       269,592
 Gamma Holding NV......................................        55,716     2,505,059
 Gemeenschappeljk Bezit Crown van Gelder NV............        40,320       583,902
 Hollandsche Beton Groep NV............................        31,372       403,475
 Kas-Associatie NV.....................................        16,350       956,505
 Koninklijke Ten Cate NV...............................        39,230     1,400,808
 Landre & Glinderman NV................................         3,434       118,491
 MacIntosh NV..........................................        63,909     1,737,420
 NKF Holding NV........................................        38,465     1,260,877
 Nagron Nationaal Grondbezit NV........................         2,218        54,964
 Nedlloyd Groep NV, Rotterdam..........................        35,000       834,396
 Norit NV..............................................        78,571       591,513
 Polynorm NV...........................................        13,226       804,861
 Roto Smeets de Boer NV................................        20,100       671,485
 Sphinx NV.............................................        36,562       353,624
 *Textielgroep Twenthe NV..............................         1,200       104,017
 *Tulip Computers NV...................................        38,643       163,642
 Ubbink NV.............................................           900        30,114
 *Van Dorp Groep NV....................................        11,630       192,147
 Vredestein NV.........................................        64,470       660,622
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $18,111,573)...................................                  16,291,513
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Begemann Groep NV Rights 06/02/99....................        44,600             0
 *Hollandsche Beton Groep NV Rights 06/02/99...........        31,372             0

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Kas-Associate NV Rights Open Pay Date................        16,350  $          0
 *Norit Rights NV Rights 06/21/99......................        78,571             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $18,111,573)...................................                  16,291,513
                                                                       ------------
SPAIN -- (3.0%)
COMMON STOCKS -- (3.0%)
 *BAMI SA (Inmobiliara de Construcciones y Terrenos)...        43,440       195,312
 Banco de Valencia.....................................         3,700        31,569
 Banco Guipuzcoano SA..................................        76,988       998,192
 *Banco Pastor SA, La Coruna...........................        17,000       885,035
 Banco Zaragozano SA...................................        51,800     1,596,171
 Bodegas y Bebedas SA..................................        23,836       256,708
 Elecnor SA............................................         5,770       187,028
 #Empresa Nacional de Celulosa SA......................        54,900       972,997
 Energia e Industrias Aragonesas SA....................         5,300        30,313
 *Ercros SA............................................        21,800        19,375
 *#Europistas Concesionaria Espanola SA................       232,238     1,473,980
 *Fabricacion de Automoviles Renault de Espana SA......        12,690       504,214
 *#Filo SA.............................................        65,600       124,837
 *Filo SA Class A Issue 99.............................        69,458       132,179
 GESA (Gas y Electricidad SA)..........................        17,400     1,367,249
 *Grupo Fosforera SA...................................        12,060        17,583
 *Inbesos SA...........................................        16,000        57,216
 *Inmobiliaria Urbis SA................................       144,300     2,055,005
 *Nueva Montana Quijano SA Series B....................       122,740        92,403
 Omsa Alimentacion SA..................................        38,675       287,117
 Papelera de Navarra SA................................         7,851       172,391
 *Pescanova SA.........................................        24,900       259,836
 *Reno de Medici SpA...................................       303,261       729,313
 #Tableros de Fibras SA Series B.......................        57,730       706,851
 Tavex Algodonera SA...................................        17,800       173,090
 Transportes Ferroviarios Especiales Tranfesa..........        25,580       334,334
 Unipapel SA...........................................        34,058       425,556
 Uralita SA............................................        63,500       586,279
 VT Holding A.S........................................         7,839        71,720
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $9,924,790)....................................                  14,743,853
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Tableros de Fibras SA Rights 06/24/99
   (Cost $0)...........................................        57,730         4,829
                                                                       ------------
TOTAL -- SPAIN
  (Cost $9,924,790)....................................                  14,748,682
                                                                       ------------
SWITZERLAND -- (2.9%)
COMMON STOCKS -- (2.8%)
 Attisholz Holding AG, Attisholz.......................         1,670     1,000,774
 Banque Cantonale de Geneve............................           130        24,489
 Banque Privee Edmond de Rothschild SA, Geneve.........           105       534,121
 Bobst SA, Prilly......................................            20        24,679
 Bucher Holding AG, Niederweningen.....................         2,125     1,848,093
 Calida Holding AG.....................................           400        88,216
 Canon (Schweiz) AG, Dietlikon.........................         9,900       586,451
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Carlo Gavazzi Holding AG, Baar Series B...............           230  $    144,172
 Cie Financiere Tradition..............................           750        46,766
 Coop Bank, Basel......................................           370       275,643
 Daetwyler Holding AG, Atldorf.........................           940     1,446,837
 Financiere Michelin, Granges-Paccot...................           210        95,108
 Forbo Holding AG, Eglisau.............................           270       110,762
 Galenica Holding AG, Bern Series B....................         3,115     1,515,044
 Golay-Buchel Holding SA, Lausanne.....................           125       105,019
 Industrieholding Cham AG, Cham........................           325       238,919
 Keramik Holding AG Laufen, Laufen.....................         1,540       449,811
 Kuehne & Nagel International AG, Schindellegi.........           700       505,405
 Maag Holding AG, Zuerich..............................         1,900       422,768
 Schweizerische National Versicherungs Gesellschaft,
   Basel...............................................            60       116,178
 Sihl Zuercher Papierfabriek an der Sihl, Zuerich......            50        10,830
 UMS Schweizerische Metallwerke Holding AG, Bern.......         3,200       264,649
 Unigestion Holding, Geneve............................         9,200       404,587
 Valiant Holding.......................................           160        69,838
 Vaudoise Assurances Holding, Lausanne.................           189       459,000
 Vaudoise d'Electricite SA, Morges.....................            95       183,636
 WMH Walter Meier Holding AG, Staefa...................           260       225,266
 Zehnder Holding AG....................................            50        24,253
 Zellweger Luwa AG, Uster..............................           590       399,651
 Zschokke Holding SA, Geneve...........................         1,950       533,728
 *Zueblin Holding AG...................................           330         2,989
 *Zueblin Holdings AG Em 99............................           110           996
 Zuercher Ziegeleien Holding, Zuerich..................         2,000     1,627,799
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,939,514)...................................                  13,786,477
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Swiss Francs
   (Cost $449,306).....................................                     448,589
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Carlo Gavazzi Holding AG Warrants 06/30/99
   (Cost $0)...........................................         1,150           528
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $13,388,820)...................................                  14,235,594
                                                                       ------------
SWEDEN -- (2.8%)
COMMON STOCKS -- (2.7%)
 Alma Industri & Handel AB Series B....................         8,000       149,300
 *Althin Medical AB Series B...........................        23,800       130,474
 Anders Dioes AB.......................................         5,500        31,306
 Angpannefoereningen AB Series B.......................         7,650       100,384
 *Argonaut AB Series A.................................        62,600        43,810
 *Argonaut AB Series B.................................       571,480       399,947
 Avesta Sheffield AB...................................       214,800       859,367
 B & N Bylock & Nordsjoefrakt AB Series B..............        99,200       174,719
 BPA AB Series A.......................................        64,900       227,857
 BPA AB Series B.......................................        84,000       274,339
 Beijer AB Series B....................................         8,000        99,845
 Berg (C.F.) & Co. AB Series B.........................        19,200        41,431
 Bong Ljungdahl AB.....................................        15,200       132,084

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Boras Waefveri AB Series B............................        15,900  $     86,238
 #Capona AB............................................        74,742       296,411
 Castellum AB..........................................        16,500       148,192
 Catena AB Series A....................................         3,300        30,986
 Celsius Industrier AB Series B........................        42,900       535,416
 Cloetta AB Series B...................................         1,700        21,415
 Concordia Maritime AB Series B........................       136,100       190,498
 Diligentia AB.........................................       108,370       821,624
 Esselte AB Series A...................................         2,000        30,327
 Esselte AB Series B...................................         3,600        55,428
 Evidentia Fastigheter AB Series A.....................        40,410       226,246
 Evidentia Fastigheter AB Series B.....................         3,900        21,835
 FFNS Gruppen AB Series B..............................        47,050       345,741
 *Fagerlid Industrier AB...............................        51,750        90,542
 Fastighets AB Tornet..................................        17,750       242,234
 Fastighits AB Celtica.................................        11,000        61,586
 *Firefly AB...........................................         5,800         5,074
 Geveko AB Series B....................................        19,900       236,757
 Gorthon Lines AB Series B.............................        69,300       239,263
 Gunnebo AB............................................         4,800        41,991
 ICB Shipping AB Series B..............................       135,200       835,801
 *Intelligent Micro Systems Data AB....................         7,500        32,368
 *JP Bank Series A.....................................        48,100       193,560
 *JP Bank Series B.....................................        23,100        94,304
 Jacobson and Widmark AB...............................        31,000       227,799
 *Kjessler & Mannerstrale AB...........................        20,200       117,807
 *Klippans Finpappersbruk AB...........................        30,800        91,610
 Ljungberg Gruppen AB Series B.........................         2,100        20,331
 *Meda AB Series A.....................................        12,700       112,582
 Monark Stiga AB.......................................         8,900        34,257
 Munksjo AB............................................        14,300       108,418
 *NH Nordiska Holding AB...............................        86,500        90,805
 Naerkes Elektriska AB Series B........................        26,100       182,659
 Norrporten Fastighets AB..............................         2,200        31,563
 PEAB AB Series B......................................        19,500        49,811
 Pandox Hotelfastigheter AB............................         4,900        36,293
 Perstorp AB Series B..................................         7,600        86,431
 #Piren AB.............................................        97,647       620,734
 Platzer Bygg AB Series B..............................       236,100       278,143
 #Prifast AB...........................................        74,742       636,412
 Rottneros Bruk AB.....................................     1,191,000       826,569
 *Scandiaconsult AB....................................        31,700       225,548
 Scribona AB Series A..................................         6,200        18,079
 Scribona AB Series B..................................         5,000        14,405
 Spendrups Bryggeri AB Series B........................        47,200       198,196
 Stena Line AB Series B................................       303,500       361,085
 Sweco AB Series B.....................................        47,050       175,614
 *Wallenstam Byggnads AB Series B......................        79,600       389,953
 Westergyllen AB Series B..............................         6,800        89,627
 #Wihlborg & Son AB Series B...........................       560,350       633,989
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,619,492)...................................                  13,207,420
                                                                       ------------
                                                                 FACE
                                                              AMOUNT@
                                                         ------------
                                                            (000)
BONDS -- (0.1%)
 Wihlborgs Fastigheter AB 5.83% Notes 12/02/02
   (Cost $452,917).....................................            57       642,453
                                                                       ------------

                                                               SHARES        VALUE+
                                                         ------------  ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $226,342).....................................                $    223,962
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Humlegarden Fastigheter Series B Rights 06/08/99.....        47,050        15,970
 *Wihlborgs Fastigheter AB Warrants 12/20/02...........       169,740        17,027
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $85,873).......................................                      32,997
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $17,384,624)...................................                  14,106,832
                                                                       ------------
MALAYSIA -- (2.7%)
COMMON STOCKS -- (2.7%)
 *A&M Realty Berhad....................................       135,000        31,547
 AMMB Holdings Berhad..................................        79,400       121,189
 *Advance Synergy Berhad...............................       523,000        94,691
 Affin Holdings Berhad.................................       114,000        72,480
 Aluminum Co. of Malaysia..............................       175,000        60,053
 Amalgamated Containers Berhad.........................        67,000        13,188
 Amsteel Corp. Berhad..................................       252,000        34,749
 Ancom Berhad..........................................       171,000        60,840
 Angkasa Marketing Berhad..............................       206,000        37,730
 *Anson Perdana Berhad.................................       122,000        29,537
 Antah Holding Berhad..................................       275,000        64,842
 *Aokam Perdana Berhad.................................        10,333        40,137
 *Arab Malaysia Corp. Berhad...........................       113,000        30,213
 Arab Malaysia Finance Berhad..........................        91,000        60,922
 Asas Dunia Berhad.....................................        77,000        22,208
 *Asia Pacific Land Berhad.............................     1,101,000       134,438
 *Austral Amalgamated Berhad...........................       256,000        22,905
 Austral Enterprises Berhad............................       224,000       188,632
 Bandar Raya Developments Berhad.......................       605,000       193,600
 Batu Kawan Berhad.....................................       358,000       331,621
 *Berjaya Industrial Berhad............................       130,000        12,589
 *Bimb Holdings Berhad.................................       163,800        84,141
 *Bolton Properties Berhad.............................        79,000        48,065
 Boustead Holdings Berhad..............................       441,000       308,236
 Cahya Mata Sarawak Berhad.............................       123,000        66,808
 Cement Industries of Malaysia Berhad..................       204,000       121,541
 Chin Teck Plantations Berhad..........................        55,000        74,105
 Chocolate Products (Malaysia) Berhad..................       540,000        66,505
 Choo Bee Metal Industries Berhad......................       128,000        31,259
 Cold Storage (Malaysia) Berhad........................       125,000        57,895
 Commerce Asset Holding Berhad.........................       156,000       264,379
 DNP Holdings Berhad...................................       487,000       108,678
 *Damansara Realty Berhad..............................     1,136,000       136,320
 Datuk Keramik Holdings Berhad.........................       309,000        67,655
 Diethelm Holdings (Malaysia) Berhad...................       101,000        24,453
 Diversified Resources Berhad..........................        53,000        27,560
 *Eastern & Oriental Berhad............................       143,000        54,189
 Eastern Pacific Industrial Corp. Berhad...............       125,000        54,211
 *Econstates Berhad....................................       193,000        49,977
 *FACB Berhad..........................................       969,000       108,120
 FCW Holdings Berhad...................................       182,000        45,979
 *Faber Group Berhad...................................        65,000         8,484
 Far East Holdings Berhad..............................        78,000        45,651

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Federal Flour Mills Berhad............................       274,000  $    214,585
 Fima Corp. Berhad.....................................         4,000         2,147
 Gadek (Malaysia) Berhad...............................        43,000        30,598
 *General Corp. Berhad.................................       521,000        82,263
 *George Kent (Malaysia) Berhad........................       108,000        21,600
 George Town Holdings Berhad...........................       171,000        43,920
 Goh Ban Huat Berhad...................................        72,000        19,099
 Gold Coin (Malaysia) Berhad...........................        47,000        47,891
 *Granite Industries Berhad............................       345,000        72,632
 *Gula Perak Berhad....................................       357,000        70,273
 Guthrie Ropel Berhad..................................       196,000       152,674
 *HLG Capital Berhad...................................        49,000        20,838
 *Ho Hup Construction Co. Berhad.......................        77,000        47,497
 Hong Leong Industries Berhad..........................       217,000       177,255
 IGB Corp. Berhad......................................       583,000       218,472
 *Idris Hydraulic (Malaysia) Berhad....................        87,000        12,180
 *Innovest Berhad......................................       126,000        20,691
 *Insas Berhad.........................................       794,000       140,413
 Integrated Logistics Berhad...........................       107,000        29,284
 *Intria Berhad........................................       311,500        40,659
 Island & Peninsular Berhad............................       242,000       165,069
 *Jasa Megah Industries Berhad.........................       226,000        42,821
 Jeram Kuantan (Malaysia) Berhad.......................        42,000         7,029
 Johan Holdings Berhad.................................       121,000        18,341
 *KIG Glass Industrial Berhad..........................       218,000        34,192
 *Kamunting Corp. Berhad...............................     1,648,000       270,619
 Kanzen Berhad.........................................        83,000        23,065
 Keck Seng (Malaysia) Berhad...........................       373,000       131,924
 *Kelanamas Industries Berhad..........................       162,000        19,952
 *Kemayan Corp. Berhad.................................       454,000        41,577
 Kim Hin Industry Berhad...............................       131,000        41,368
 Kuala Sidim Berhad....................................       203,000       215,821
 *Kumpulan Emas Berhad.................................       652,000       115,301
 *Kym Holdings Berhad..................................        51,000        14,495
 *Land - General Berhad................................       649,000       153,027
 Landmarks Berhad......................................       595,000       130,274
 *Larut Consolidated Berhad............................       291,000        67,389
 *Leader Universal Holdings Berhad.....................       636,000       170,046
 *Leong Hup Holdings Berhad............................       230,000        54,716
 *Lien Hoe Corp. Berhad................................        80,000         9,937
 *Lim Kim Hai Holdings Berhad..........................        36,000         7,200
 Lion Corp. Berhad.....................................       226,800        64,459
 Lion Land Berhad......................................       237,304        37,469
 *MBF Holdings Berhad..................................     1,521,000        65,643
 *MBF Land Berhad......................................       884,000        93,053
 MMC Engineering Group Berhad..........................        25,000        10,789
 MUI Properties Berhad.................................     1,017,400       128,514
 MWE Holdings Berhad...................................       228,000        45,120
 Malayan Flour Mills Berhad............................       137,000        41,244
 Malayawata Steel Berhad...............................       306,000        77,305
 Malaysia Building Society Berhad......................       343,000       106,149
 Malaysia Industrial Development Finance Berhad........       197,000        73,823
 Malaysia Mining Corp. Berhad..........................     1,531,000       599,507
 Malaysian Airlines System.............................       154,000       151,730
 Malaysian Helicopter Services Berhad..................     1,070,000       252,295
 Malaysian Mosaics Berhad..............................       108,000        35,242
 *Malaysian Plantations Berhad.........................       497,000       149,623
 Maruichi Malaysia Steel Tube Berhad...................       101,000        71,444
 Mechmar Corp. Berhad..................................        67,000        12,695
 *Mega First Corp. Berhad..............................       358,000        45,221
 Metrojaya Berhad......................................       152,000        42,560
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Metroplex Berhad......................................     1,210,000  $    193,600
 *Minho (Malaysia) Berhad..............................       153,000        31,566
 Muda Holdings Berhad..................................       223,000        47,886
 Mulpha International Berhad...........................     1,291,250       180,775
 *NCK Corp. Berhad.....................................        25,000         8,105
 Nam Fatt Berhad.......................................       143,000        52,082
 New Straits Times Press (Malaysia) Berhad.............        40,000        58,526
 OSK Holdings..........................................        58,000        35,411
 *Olympia Industries Berhad............................       203,000        33,976
 Oriental Holdings Berhad..............................       197,200       361,187
 PJ Development Holdings Berhad........................       103,000        20,600
 Palmco Holdings Berhad................................       229,000        63,156
 Pan Pacific Asia Berhad...............................       165,000        70,863
 *Panglobal Berhad.....................................       180,000        26,147
 Paramount Corp. Berhad................................       100,000        27,368
 Peladang Kimia Berhad.................................       107,000        42,800
 Perlis Plantations Berhad.............................       380,000       374,400
 Pernas International Holdings Berhad..................       834,000       214,206
 Perusahaan Otomobil Nasional Berhad...................       173,000       335,074
 Pilecon Engineering Berhad............................       257,000        61,139
 Prime Utilities Berhad................................        56,000        45,272
 *Promet Berhad........................................       201,000        12,272
 Public Finance Berhad.................................        66,000        48,632
 Putera Capital Berhad.................................        77,000        28,531
 Road Builders (Malaysia) Holdings Berhad..............        35,000        47,526
 SCB Developments Berhad...............................       215,000       107,274
 SP Settia Berhad......................................        35,000        31,537
 Sarawak Enterprise Corp. Berhad.......................       293,000       107,331
 Scientex, Inc. Berhad.................................         3,000         1,415
 Selangor Dredging Berhad..............................       356,000        44,968
 Selangor Properties Berhad............................       532,000       221,760
 Shangri-la Hotels (Malaysia) Berhad...................       682,000       206,754
 Siah Brothers Corp. Berhad............................        52,000        12,261
 *Silverstone Berhad...................................        66,920             0
 *South East Asia Lumber, Inc. Berhad..................        12,000         3,309
 *South Malaysia Industries Berhad.....................       240,000        29,305
 Southern Acids (Malaysia) Berhad......................        24,000         7,983
 Ta Enterprise Berhad..................................       941,000       311,025
 *Taiping Consolidated Berhad..........................       332,000        14,678
 Talam Corp. Berhad....................................       191,000        45,438
 Tan & Tan Developments Berhad.........................       496,000       167,074
 Tan Chong Motor Holdings Berhad.......................       134,000        50,779
 *Time Engineering Berhad..............................       149,000        31,996
 *Tongkah Holdings Berhad..............................       205,000        63,442
 Tradewinds (Malaysia) Berhad..........................       289,000       142,979
 Tronoh Mines Malaysia Berhad..........................        62,000        80,274
 UMW Holdings Berhad...................................       249,000       348,600
 Utusan Melayu (Malaysia) Berhad.......................        95,000        26,600
 *Wembley Industries Holdings Berhad...................       128,000             0
 *Westmont Industries Berhad...........................       361,000        67,640
 *Wing Tiek Holdings Berhad............................        86,000        16,114
 Worldwide Holdings Berhad.............................       156,000        52,876
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $35,960,265)...................................                  13,429,853
                                                                       ------------
NORWAY -- (2.0%)
COMMON STOCKS -- (2.0%)
 *Askia Invest ASA.....................................        93,000        20,635
 Awilco ASA Series A...................................        22,700        37,416

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Bergensbanken ASA.....................................        24,056  $    362,958
 Bonheur ASA...........................................         3,655        99,635
 Braathens S.A.F.E. ASA................................        86,300       317,318
 Broevig Offshore ASA..................................         6,600        25,104
 C. Tybring-Gjedde ASA.................................        19,000        72,270
 Choice Hotel Scandinavia ASA..........................        13,000        32,965
 Color Line ASA........................................       110,300       338,436
 Dyno Industrier ASA...................................        68,522     1,164,182
 Elkem ASA.............................................       132,052     2,092,864
 Farstad Shipping ASA..................................        14,900        39,673
 Fesil ASA.............................................        19,257       103,768
 *Ganger Rolf ASA......................................         3,000        78,737
 Gresvig ASA...........................................        13,300       107,924
 Hafslund ASA..........................................        45,500       271,141
 Helicopter Services Group ASA.........................        54,652       329,144
 Kenor ASA.............................................        24,000        10,346
 Kvaerner ASA..........................................        13,300       220,064
 #Kverneland ASA.......................................        21,732       537,304
 Leif Hoegh & Co. ASA..................................        80,400     1,111,139
 Moelven Industrier ASA................................       179,016       172,501
 Nera ASA..............................................       157,700       373,903
 Nomadic Shipping ASA..................................        33,021        18,840
 Nordlandsbanken ASA...................................        16,808       443,267
 Nydalens Compagnie ASA Series A.......................        10,112        58,336
 Ocean Rig ASA.........................................       115,800        41,257
 Raufoss Ammunisjonfabrikker ASA.......................         3,100        23,976
 Sagatex AS............................................        18,200        70,381
 Sas Norge ASA Series B................................         7,700        73,221
 *Sensonor ASA.........................................        57,632       159,296
 Smedvig ASA...........................................        30,600       345,301
 Storli ASA Series A...................................        52,474       625,400
 Ugland Nordic Shipping ASA............................         4,000        31,444
 Veidekke ASA..........................................         3,000        43,933
 Waterfront Shipping ASA...............................           240         3,226
 Wilhelmsen (Wilhelm), Ltd. ASA........................         3,850       104,951
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,807,548)...................................                   9,962,256
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $269,757).....................................                     270,437
                                                                       ------------
TOTAL -- NORWAY
  (Cost $12,077,305)...................................                  10,232,693
                                                                       ------------
DENMARK -- (1.9%)
COMMON STOCKS -- (1.9%)
 Aalborg Portland Holding A.S. Series A................        22,780       426,380
 Aalborg Portland Holding A.S. Series B................         5,950       111,368
 Aarhus Oliefabrik A.S. Aeries A.......................         6,770       176,259
 Albani Bryggerierne Series B..........................         1,140        78,613
 Alm Brand A.S. Series B...............................        28,044       513,068
 Amagerbanken A.S......................................         3,842       140,580
 Ambu International A.S. Series B......................           608        32,515
 Amtssparekassen Fyn A.S...............................         4,181       190,641
 Andersen & Martini Series B...........................           500        18,858
 Bording (F.E.) A.S. Series B..........................           475        22,060
 Broedrene Hartmann A.S. Series B......................         1,312       178,178
 Chemitalic A.S........................................         2,230        24,793
 Cubic Modulsystem A.S. Series B.......................           400        26,194
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Dalhoff, Larsen & Hornemann A.S. Series B.............         1,813  $     52,305
 Dampskibsselsk et Torm A.S............................         3,657       128,273
 Dampskibsselskabet Norden A.S.........................           937        50,109
 Dansk Data Elektronik A.S.............................         1,190        30,815
 Denka Holding A.S.....................................           400        30,680
 Djursland Bank........................................           473        29,622
 East Asiatic Co., Ltd.................................        46,252       468,657
 Egnsbank Fyn Aktieselskab.............................           300        29,554
 Egnsbank Han Herred...................................         2,545        66,260
 Egnsbank Nord A.S.....................................           708        56,794
 Ejendamsselskabet Norden A.S..........................         2,643       117,165
 Fih A.S. Series B.....................................        33,364       647,961
 Foras Holding A.S. Series B...........................         2,979       113,195
 Forsikringsselskabet Codan A.S........................         1,880       193,669
 Forstaedernes Bank....................................         4,715        80,953
 Fredgaard Radio A.S...................................         2,177       129,902
 Haandvaerkerbanken I Naestved.........................           519        35,059
 *Haandvaerkerbanken I Naewstved Issue 99..............           103         7,030
 Hedegaard (Peder P.) A.S..............................         1,406        48,478
 Henriksen Og Henriksen Holding A.S. Series B..........           500        29,202
 Hoejgaard Holding A.S. Series A.......................         2,076       187,408
 Hoejgaard Holding A.S. Series B.......................         1,415       129,438
 Hoffman & Sonner A.S. Series B........................         1,261        42,591
 Junckers (F.) Industrier A.S..........................         3,475       102,699
 Kompan A.S............................................           310        20,941
 Korn-Og Foderstof Kompagnet A.S.......................        26,230       535,252
 Lan & Spar Bank A.S...................................         5,706       170,239
 Lauritzen (J.) Holding Series B.......................         5,218       536,067
 Lokalbanken I Nordsjaelland A.S.......................           690        51,466
 Midtbank A.S..........................................         5,700       169,258
 Migatronic Series B...................................         1,294        33,690
 Moens Bank A.S........................................           424        17,901
 Morso Bank............................................           240        18,577
 Naestved Diskontobanken...............................           651        56,802
 Nordvestbank..........................................         1,059        84,722
 Norresundby Bank......................................           439        55,603
 *Obtec A.S............................................           510        27,417
 Ove Arkil Series B....................................           680        54,548
 Per Aarsleff A.S. Series B............................           610        24,981
 *Rederiet Knud I. Larsen A.S..........................         3,619           255
 Ringkjoebing Bank.....................................           344        57,804
 Ringkjoebing Landbobank...............................           513       116,956
 Salling Bank..........................................           500        20,406
 Sanistal A.S. Series B................................           920        32,368
 *Scanbox Danmark A.S. Series B........................         3,400        57,706
 Skaelskor Bank........................................           540        28,498
 Skjern Bank A.S.......................................           306        20,240
 Spaencom A.S..........................................           300        18,154
 Spar Nord Holding.....................................        11,919       417,668
 Sparbank Vest A.S.....................................         2,374       162,271
 Sparekassen Faaborg A.S...............................         1,634       128,775
 Sydbank A.S...........................................        15,770       610,318
 The Bank of Greenland A.S., Nuuk......................         3,430        96,059
 Thrigetitan A.S. Series A.............................           100         7,037
 Topdanmark A.S........................................         2,460       399,861
 Torsana A.S. Series B.................................           200        15,480
 Totalbanken A.S.......................................           600        30,820
 Vestfyns Bank.........................................           500        19,702
 Vestjysk Bank.........................................         1,576        83,172

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Vt Holdings Shares A..................................           420  $     15,072
 Vt Holdings Shares B..................................         3,780       140,971
 Wessel & Vett Magasin du Nord A.S. Series C...........         6,498       330,034
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,731,825)...................................                   9,414,417
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $134,645).....................................                     135,126
                                                                       ------------
TOTAL -- DENMARK
  (Cost $12,866,470)...................................                   9,549,543
                                                                       ------------
FINLAND -- (1.4%)
COMMON STOCKS -- (1.4%)
 Amer Group P.L.C......................................        80,600     1,209,362
 Bank of Aland, Ltd....................................         5,700        98,340
 *Benefon Oy...........................................        19,000       110,260
 *Efore Oy.............................................         4,700        26,095
 Finnair Oyj...........................................       142,300       729,072
 Finvest Oyj...........................................       120,395       214,006
 Hk Ruokatalo Oy Series A..............................        16,100        48,651
 Honkarakenne Oy Series B..............................        15,900        91,439
 Ilkka-Yhtyma Oyj......................................         2,400        47,705
 Interavanti Oy........................................        45,000        43,288
 Julius Tallberg-Kiinteistoet Oy, Helsinki Series B....        11,601        75,207
 #Kone Oy Series B.....................................         9,000     1,171,605
 Laennen Tehtaat Oy....................................        12,500       158,802
 Lemminkainen Oy.......................................        23,600       219,620
 Metsaemarkka Oyj Series B.............................         1,300         9,107
 #Okobank Class A......................................        61,140       552,982
 Olvi Oyj Series A.....................................         7,500       145,078
 Oy Leo-Longlife, Ltd. Series A........................         7,800        64,430
 #Partek Oyj...........................................        74,600       842,427
 Polar Real Estate Corp. Series K......................       302,400       101,182
 Raute Oy Series A.....................................        11,200        93,687
 Santasalo-Jot Oy......................................        17,300        94,063
 *Silja Oy AB Series A.................................        76,800       175,060
 Tamfelt Oyj...........................................         4,300       103,411
 Tulikivi Oy...........................................         5,900       100,248
 Yit-Yhtymae Oyj.......................................        29,800       280,432
                                                                       ------------
TOTAL -- FINLAND
  (Cost $7,931,404)....................................                   6,805,559
                                                                       ------------
BELGIUM -- (1.1%)
COMMON STOCKS -- (1.1%)
 Banque Belgo-Zairoise Belgolaise SA...................            83        15,621
 Belge des Betons......................................           626       276,875
 CFE (Compagnie Francois d'Entreprises)................         2,996       548,213
 CMB (Cie Martime Belge)...............................        15,400       660,198
 Cofinimmo SA..........................................         6,105       702,179
 Floridienne NV........................................         1,900       104,101
 *Franki NV (Cie Internationale des Pieux Armes
   Frankignoul SA).....................................         1,800           467
 Ibel (Nouvelle).......................................         2,869       193,491
 Immobel (Cie Immobiliere de Belgique SA)..............        17,260     1,118,928
 *Ipso-Ilg SA..........................................         3,600       210,418
 *Papeteries de Catala SA..............................           450        73,872
 *Plantations Nord-Sumatra SA..........................           221        25,280
                                                               SHARES        VALUE+
                                                         ------------  ------------
 #Quick Restaurants SA.................................         6,700  $    203,162
 *#Recticel SA.........................................        58,686       730,215
 SIPEF (Societe Internationale de Plantations & de
   Finance), Anvers....................................           275        33,470
 Sapec SA..............................................         6,401       327,954
 Spector Photo Group SA................................         3,000        97,242
 Ter Beke NV...........................................         1,600       100,379
 Uco Textiles NV.......................................         2,000       197,620
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $6,126,133)....................................                   5,619,685
                                                                       ------------
NEW ZEALAND -- (0.9%)
COMMON STOCKS -- (0.9%)
 *AFFCO Holdings, Ltd..................................       353,900        41,743
 CDL Hotels NZ, Ltd....................................       723,600       131,903
 CDL Investments NZ, Ltd...............................       271,900        36,444
 Cavalier Corp., Ltd...................................        53,900        98,253
 Ceramco Corp., Ltd....................................        72,600        52,547
 DB Group, Ltd.........................................       208,700       262,947
 Donaghys, Ltd.........................................        52,800        35,385
 Eastern Equities Corp., Ltd...........................        71,200        17,178
 *Evergreen Forests, Ltd...............................       227,300        54,839
 Independent Newspapers, Ltd. (Auckland)...............       267,047       987,905
 LWR Industries, Ltd...................................        40,000        23,376
 New Zealand Oil & Gas, Ltd............................       273,900        49,929
 *Northland Port Corp. (New Zealand), Ltd..............        71,700        47,667
 *Otter Gold Mines, Ltd................................       110,906        53,515
 PDL Holdings, Ltd.....................................        28,100        72,314
 Progessive Enterprises, Ltd...........................       143,025       180,201
 *Richina Pacific, Ltd.................................       149,426        52,074
 Sanford, Ltd..........................................       214,000       523,187
 Shortland Properties, Ltd.............................       543,600       171,953
 St. Lukes Group, Ltd..................................       357,594       371,938
 Steel & Tube Holdings, Ltd............................       132,200       116,948
 Tasman Agriculture, Ltd...............................       233,400        97,605
 Taylors Group, Ltd....................................        42,000        25,896
 *Tourism Holdings, Ltd................................        97,814       114,323
 Trans Tasman Properties, Ltd..........................       750,040       152,808
 Tranz Rail Holdings, Ltd..............................       249,900       454,197
 Wrightson, Ltd........................................       222,300        40,522
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,936,290)....................................                   4,267,597
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar (Cost $3,899).....................                       3,773
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $3,940,189)....................................                   4,271,370
                                                                       ------------
AUSTRIA -- (0.7%)
COMMON STOCKS -- (0.7%)
 ATB Austria Antriebstechnik AG........................         4,110        28,793
 Austria Mikro Systeme International AG................         4,110       144,395
 BBAG Oesterreichische Brau-Beteiligungs...............        12,836       538,871
 Bau Holding AG........................................        12,325       398,857
 Bohler Uddeholm AG....................................        16,330       799,613
 #Brau Union Goess-Reinighaus AG.......................        14,850       730,560
 Flughafen Wien AG.....................................        21,269       905,797
 General Partners Inmobilienbesitz AG..................         5,900        23,751

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Linz Textil Holding AG................................           100  $     29,965
 Rosenbauer International AG...........................         1,462        66,268
 Vogel and Noot Waermetechnik AG.......................         4,658        57,471
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $3,977,354)....................................                   3,724,341
                                                                       ------------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
 Abbey P.L.C...........................................        73,203       306,167
 *Arcon International Resources P.L.C..................       441,600        92,348
 Ardagh P.L.C..........................................        73,853       164,095
 Arnotts P.L.C.........................................        33,464       267,676
 Barlo Group P.L.C.....................................       321,598       292,551
 Crean (James), Ltd....................................        69,119        79,499
 *Dunloe Ewart P.L.C...................................        38,000        15,844
 Golden Vale P.L.C.....................................       298,325       336,886
 Green Proper Co.......................................       170,579       989,893
 IFG Group P.L.C.......................................        83,471        77,568
 Jurys Hotel Group P.L.C...............................        83,726       735,375
 Ryan Hotels P.L.C.....................................       119,317       106,045
 Silvermines Group P.L.C...............................       148,874        70,049
                                                                       ------------
TOTAL -- IRELAND
  (Cost $3,437,418)....................................                   3,533,996
                                                                       ------------
                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
EMU -- (0.5%)
INVESTMENT IN CURRENCY -- (0.5%)
 *Euro Currency (Cost $2,677,694)......................                $  2,675,318
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (2.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
   06/01/99 (Collateralized by U.S. Treasury Notes
   6.75%, 04/30/00, valued at $12,560,000) to be
   repurchased at $12,374,321.
   (Cost $12,368,000)..................................  $     12,368    12,368,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $613,939,458)++....                $498,670,504
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
   @  Denominated in local currency
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                         THE EMERGING MARKETS PORTFOLIO

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                                                                                  VALUE+
                                                                                                             ----------------
Investment in The Emerging Markets Series of The DFA Investment Trust Company..............                  $    280,345,030
                                                                                                             ----------------
    Total Investments (100%) (Cost $283,399,172) ++........................................                  $    280,345,030
                                                                                                             ----------------
                                                                                                             ----------------

--------------
++Approximates cost for federal income tax purposes.

                    THE EMERGING MARKETS SMALL CAP PORTFOLIO

                                  MAY 31, 1999

                                  (UNAUDITED)

                                                                                                                  VALUE+
                                                                                                             ----------------
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company....                  $     10,572,370
                                                                                                             ----------------
    Total Investments (100%) (Cost $10,716,453) ++.........................................                  $     10,572,370
                                                                                                             ----------------
                                                                                                             ----------------

--------------
++Approximates cost for federal income tax purposes.

                    THE DFA ONE-YEAR FIXED INCOME PORTFOLIO

                                  MAY 31, 1999

                                  (UNAUDITED)

                                                                                                  SHARES           VALUE+
                                                                                               -------------  ----------------
Investment in The DFA One-Year Fixed Income Series of The DFA Investment Trust Company.......     80,472,231  $    804,722,311
                                                                                                              ----------------
    Total Investments (100%) (Cost $798,871,672) ++..........................................                 $    804,722,311
                                                                                                              ----------------
                                                                                                              ----------------

--------------
++The cost for federal income tax purposes is $803,396,491.

                 THE DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                  MAY 31, 1999

                                  (UNAUDITED)

                                                                                                  SHARES           VALUE+
                                                                                               -------------  ----------------
Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust
  Company....................................................................................     45,802,471  $    472,681,499
                                                                                                              ----------------
    Total Investments (100%) (Cost $460,161,309) ++..........................................                 $    472,681,499
                                                                                                              ----------------
                                                                                                              ----------------

--------------
++The cost for federal income tax purposes is $462,319,926.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                     THE DFA FIVE-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
AGENCY OBLIGATIONS -- (87.1%)
Federal Farm Credit Bank
    4.710%, 06/11/99...................................  $     2,000   $  1,997,400
    4.700%, 07/09/99...................................       15,000     14,925,108
    5.570%, 03/23/01...................................        5,950      5,942,562
    5.250%, 05/01/02...................................       50,000     49,229,775
Federal Home Loan Bank
    4.680%, 06/02/99...................................        4,000      3,999,494
    4.710%, 06/11/99...................................        7,135      7,125,705
    4.700%, 06/15/99...................................        2,255      2,250,887
    4.720%, 06/16/99...................................        1,305      1,302,450
    4.670%, 06/18/99...................................        2,000      1,995,570
    4.715%, 06/18/99...................................       15,000     14,966,778
    4.760%, 07/02/99...................................        2,000      1,991,923
    4.710%, 07/09/99...................................        6,500      6,467,821
    4.740%, 08/13/99...................................        3,000      2,971,165
    5.375%, 03/02/01...................................       30,000     29,866,266
    5.625%, 03/19/01...................................       15,000     14,994,792
    5.125%, 04/17/01...................................       28,000     27,739,706
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $188,353,797)..................................                 187,767,402
                                                                       ------------
U.S. TREASURY OBLIGATIONS -- (11.7%)
U.S. Treasury Notes
    5.625%, 11/30/00
      (Cost $25,116,240)...............................       25,000     25,108,250
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (1.2%)
Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
  06/01/99 (Collateralized by U.S. Treasury Notes
  6.875%, 05/15/06, valued at $2,634,100) to be
  repurchased at $2,592,324.
      (Cost $2,591,000)................................        2,591      2,591,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $216,061,037)++................................                $215,466,652
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
  ++  Approximates cost for federal income purposes.

                See accompanying Notes to Financial Statements.

                THE DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
UNITED STATES -- (32.8%)
BONDS -- (25.6%)
Abbey National Treasury
    4.875%, 02/24/03...................................        11,000  $ 12,082,540
Amoco Canada
    7.250%, 09/17/02...................................         4,800     4,956,000
Associates Corp. of North America Medium Term Notes
    6.625%, 05/15/01...................................         9,700     9,905,640
Bayerische Landesbank Medium Term Notes
    6.850%, 07/19/01...................................        10,000    10,190,000
Canadian Government Bond Medium Term Notes
    6.280%, 04/04/01...................................         8,500     8,582,450
Credit Locale de France Holding SA Medium Term Notes
    7.125%, 02/18/02...................................         4,900     5,012,700
France Telecom SA Medium Term Notes
    6.875%, 10/01/01...................................         9,232     9,398,176
General Electric Capital Corp. Medium Term Notes
    5.440%, 01/14/02...................................         5,000     4,993,500
    5.510%, 03/01/02...................................         6,700     6,698,970
Glaxo K.K. Medium Term Notes
    7.000%, 05/02/02...................................        11,385    11,669,625
Helaba International Finance Medium Term Notes
    6.875%, 04/29/02...................................        10,820    11,041,810
LB Baden-Wuertemberg Medium Term Notes
    7.875%, 10/15/01...................................        10,000    10,425,000
Wachovia Bank N.A. Medium Term Notes
    5.400%, 03/15/01...................................         4,800     4,762,560
                                                                       ------------
TOTAL BONDS
  (Cost $110,441,809)..................................                 109,718,971
                                                                       ------------
COMMERCIAL PAPER -- (7.2%)
BellSouth Capital Funding C.P.
    4.800%, 07/26/99...................................         7,000     6,948,346
Corporate Asset Funding Corp. C.P.
    4.840%, 07/07/99...................................        12,000    11,942,040
Kittyhawk Funding Corp. C.P.
    4.860%, 07/26/99...................................         3,000     2,977,710
Smithkline Beecham Corp. C.P.
    4.830%, 06/04/99...................................         6,000     5,997,575
Teco Finance, Inc. C.P.
    4.810%, 06/07/99...................................         3,000     2,997,550
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $30,863,492)...................................                  30,863,221
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $141,305,301)..................................                 140,582,192
                                                                       ------------

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
JAPAN -- (19.2%)
BONDS -- (19.2%)
Asian Development Bank
    5.000%, 02/05/03...................................     1,600,000  $ 15,439,825
Export-Import Bank Japan
    4.625%, 07/23/03...................................         9,850    10,731,822
Credit Local de France SA
    6.000%, 10/31/01...................................       400,000     3,774,209
Deutsche Siedlungs Landesrentenbank
    2.600%, 07/10/02...................................       868,000     7,702,223
Eksportfinans ASA
    2.650%, 07/10/02...................................       360,000     3,198,940
European Investment Bank
    4.625%, 02/26/03...................................     1,500,000    14,363,100
Inter-American Development Bank
    2.250%, 02/05/02...................................     1,358,000    11,845,687
Nordic Investment Bank
    2.600%, 06/28/02...................................        60,000       532,114
World Bank (International Bank for Reconstruction and
  Development)
    4.500%, 03/20/03...................................     1,580,000    15,110,824
                                                                       ------------
TOTAL -- JAPAN
  (Cost $81,988,998)...................................                  82,698,744
                                                                       ------------
FRANCE -- (15.8%)
BONDS -- (15.8%)
Belgium (Kingdom of)
    6.875%, 05/30/02...................................        35,000     6,159,299
Caisse d'Amortissement et de Dette Sociale
    5.500%, 04/25/02...................................         7,500     8,351,568
Caisse Nationale d'Autoroutes
    5.500%, 02/14/02...................................        74,200    12,531,383
Credit Local de France SA Euro Medium Term Notes
    6.000%, 07/01/02...................................        20,000     3,427,146
France (Government of) BTAN
    5.500%, 10/12/01...................................         5,793     6,412,843
    4.750%, 03/12/02...................................         4,573     4,998,213
KFW International Finance, Inc.
    8.750%, 06/26/02...................................        33,800     6,236,370
Societe Nationale de Chemins de Fer Francais
    7.750%, 03/01/02...................................        67,800    12,082,746
Suedwestdeutsche Landesbank Giro & Suedwestlb Capital
  Markets P.L.C.
    6.000%, 03/08/02...................................        15,500     2,654,061
Toyota Motor Credit Corp. Euro Medium Term Notes
    6.250%, 04/11/02...................................        30,000     5,149,805
                                                                       ------------
TOTAL -- FRANCE
  (Cost $70,829,327)...................................                  68,003,434
                                                                       ------------

THE DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
GERMANY -- (9.0%)
BONDS -- (9.0%)
Deutsche Bahn Finance BV
    6.875%, 07/19/02...................................         7,100  $  4,192,398
Germany (Federal Republic of)
    8.000%, 07/22/02...................................         6,136     7,323,110
Japan Finance Corp. for Small Business
    4.500%, 08/07/02...................................        17,400     9,585,961
Landwirtschaftliche Rentenbank
    5.000%, 07/30/02...................................         9,000     5,061,703
Tokyo Electric Power Co., Inc.
    4.750%, 06/16/02...................................        15,000     8,339,942
    7.625%, 11/06/02...................................         7,000     4,228,778
                                                                       ------------
TOTAL -- GERMANY
  (Cost $41,398,928)...................................                  38,731,892
                                                                       ------------
AUSTRALIA -- (8.3%)
BONDS -- (8.3%)
Airservices Australia
    7.375%, 11/15/01...................................         2,750     1,859,513
Alberta (Province of)
    7.000%, 03/20/02...................................         5,500     3,689,537
KFW International Finance, Inc.
    7.375%, 05/09/01...................................         6,000     4,048,488
Mobil Australia Finance Co., Inc.
    6.625%, 03/15/01...................................         2,000     1,330,404
New South Wales Treasury Corp.
    8.000%, 12/01/01...................................         7,000     4,825,756
    8.750%, 04/18/02...................................         2,000     1,403,763
Queensland Treasury Corp.
    8.000%, 08/14/01...................................        14,700    10,115,825
State Bank of New South Wales
    11.750%, 08/16/01..................................         3,800     2,786,408
    10.750%, 03/12/02..................................         2,000     1,464,569
    9.250%, 02/18/03...................................         3,800     2,732,991
State Bank of South Australia
    11.000%, 04/10/02..................................         2,000     1,476,338
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $37,318,297)...................................                  35,733,592
                                                                       ------------
SWEDEN -- (6.4%)
BONDS -- (6.4%)
Eksportfinans ASA
    7.500%, 08/16/01...................................        39,000     4,896,989
Nordic Investment Bank, Helsinki
    7.500%, 02/28/01...................................        47,100     5,845,383
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)

Sweden (Kingdom of)
    5.000%, 01/15/04...................................        94,000  $ 11,474,071
Toyota Motor Credit
    7.500%, 08/06/01...................................        43,000     5,376,674
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $29,242,912)...................................                  27,593,117
                                                                       ------------
CANADA -- (3.3%)
BONDS -- (3.3%)
Canada Mortgage and Housing
    6.250%, 01/02/02...................................        14,600    10,104,999
Toyota Credit Canada, Inc.
    7.375%, 12/31/01...................................         5,603     3,955,050
                                                                       ------------
TOTAL -- CANADA
  (Cost $14,600,918)...................................                  14,060,049
                                                                       ------------
DENMARK -- (3.1%)
BONDS -- (3.1%)
Kingdom of Denmark
    8.000%, 05/15/03
      (Cost $13,743,435)...............................        82,000    13,351,779
                                                                       ------------
NETHERLANDS -- (1.2%)
BONDS -- (1.2%)
Netherlands (Kingdom of)
    5.750%, 09/15/02
      (Cost $5,314,052)................................         4,538     5,124,353
                                                                       ------------
UNITED KINGDOM -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
    *British Pound Sterling
      (Cost $75).......................................                          73
                                                                       ------------
TEMPORARY CASH
  INVESTMENTS -- (0.9%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
   06/01/99 (Collateralized by U.S. Treasury Notes
   6.75%, 04/30/00, valued at $4,120,000) to be
   repurchased at $4,057,073.
   (Cost $4,055,000)...................................         4,055     4,055,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $439,797,243)++................................                $429,934,225
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency.
   *  Non-Income Producing Securities
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

             THE DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
AGENCY OBLIGATIONS -- (59.4%)
Farm Credit System Financial Assistance Corp.
    9.375%, 07/21/03...................................  $     2,000   $  2,225,000
    8.800%, 06/10/05...................................        1,000      1,133,750
Federal Farm Credit Bank
    7.030%, 06/24/03...................................        2,000      2,074,664
    6.400%, 10/09/07...................................        2,500      2,520,636
    6.000%, 01/07/08...................................        5,000      4,907,683
    6.450%, 10/07/09...................................        2,000      2,022,350
    7.160%, 05/19/10...................................        3,000      3,192,216
    6.135%, 12/13/10...................................        4,000      3,935,125
    6.740%, 04/11/11...................................        1,000      1,029,531
    6.260%, 12/02/11...................................        2,000      1,976,147
    6.280%, 11/26/12...................................        1,000        989,254
    6.060%, 05/28/13...................................        3,600      3,481,488
Federal Home Loan Bank
    5.440%, 10/15/03...................................        8,550      8,361,178
    7.445%, 03/29/05...................................        3,000      3,187,506
    5.935%, 04/22/05...................................        2,000      1,980,804
    6.010%, 05/20/05...................................       11,000     10,923,733
    5.265%, 11/25/05...................................        6,000      5,725,666
    6.440%, 11/28/05...................................        1,350      1,370,686
    6.900%, 02/07/07...................................        9,000      9,351,556
    6.370%, 09/26/07...................................        7,425      7,471,726
    6.200%, 10/10/07...................................        2,000      1,990,805
    5.895%, 01/14/08...................................        2,100      2,046,636
    6.030%, 01/30/08...................................        2,000      1,966,772
    5.905%, 03/27/08...................................        4,000      3,899,154
    6.185%, 05/06/08...................................        1,000        993,524
    6.045%, 05/22/08...................................        1,000        984,040
    5.945%, 07/28/08...................................        6,000      5,861,014
    5.550%, 11/17/08...................................        5,000      4,742,425
    5.545%, 02/17/09...................................        3,000      2,838,900
Federal Home Loan Mortgage Corp.
    7.350%, 03/22/05...................................        2,000      2,115,484
    6.130%, 02/27/06...................................        1,000        997,161
    7.100%, 04/10/07...................................        2,000      2,105,346
    6.480%, 12/05/11...................................        2,000      2,013,611
Federal National Mortgage Association
    6.050%, 06/30/03...................................        3,000      3,007,324
    5.450%, 10/10/03...................................        2,000      1,956,700
    6.480%, 06/28/04...................................        2,000      2,033,493
    7.400%, 07/01/04...................................        1,000      1,057,355
    7.875%, 02/24/05...................................        2,000      2,165,227
    7.375%, 03/28/05...................................        1,000      1,059,094
    6.220%, 03/13/06...................................        3,070      3,076,364
    6.890%, 04/25/06...................................        1,525      1,584,954
    6.570%, 08/22/07...................................        2,000      2,037,852
    6.470%, 09/25/12...................................        3,410      3,431,198

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)

Student Loan Marketing Association
    5.850%, 06/01/07...................................  $     1,000   $    973,892
Tennessee Valley Authority
    6.375%, 06/15/05...................................        5,000      5,031,250
    6.000%, 03/15/13...................................        5,000      4,818,000
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $146,009,882)..................................                 142,648,274
                                                                       ------------
U.S. TREASURY OBLIGATIONS -- (39.1%)
U.S. Treasury Bonds
    11.125%, 08/15/03..................................        2,000      2,395,064
    11.875%, 11/15/03..................................        3,000      3,709,613
    12.375%, 05/15/04..................................        6,000      7,685,387
    13.750%, 08/15/04..................................        6,000      8,122,117
    11.625%, 11/15/04..................................        7,000      8,893,426
    12.000%, 05/15/05..................................       10,000     13,100,762
    10.750%, 08/15/05..................................        8,000     10,023,730
    9.375%, 02/15/06...................................       11,000     13,157,631
U.S. Treasury Notes
    7.250%, 05/15/04...................................        3,000      3,193,577
    7.000%, 07/15/06...................................        7,000      7,475,146
    6.625%, 05/15/07...................................        2,000      2,101,311
    6.125%, 08/15/07...................................        5,000      5,097,981
    5.625%, 05/15/08...................................        9,000      8,909,955
                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $94,601,264)...................................                  93,865,700
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (1.5%)
Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
  06/01/99 (Collateralized by U.S. Treasury Notes
  6.875%, 05/15/06, valued at $3,725,900) to be
  repurchased at $3,668,874.
      (Cost $3,667,000)................................        3,667      3,667,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $244,278,146)++................................                $240,180,974
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                      THE U.S.     THE ENHANCED     THE U.S.     THE TAX-MANAGED
                                                       LARGE        U.S. LARGE     LARGE CAP     U.S. MARKETWIDE
                                                      COMPANY        COMPANY         VALUE            VALUE
                                                     PORTFOLIO      PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                    ------------  --------------  ------------  -----------------
                                                            (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value..............................  $    726,563   $     77,331   $  1,235,636     $    54,302
Receivables
    Investment Securities Sold....................            --             32          1,128              --
    Fund Shares Sold..............................         1,138             69            905             567
Prepaid Expenses and Other Assets.................            56             25             55               4
                                                    ------------  --------------  ------------  -----------------
        Total Assets..............................       727,757         77,457      1,237,724          54,873
                                                    ------------  --------------  ------------  -----------------
LIABILITIES:
Payable for Investment Securities Purchased.......           318             --             --             567
Payable for Fund Shares Redeemed..................           820            101          2,033              --
Accrued Expenses and Other Liabilities............            53             17            177               2
                                                    ------------  --------------  ------------  -----------------
        Total Liabilities.........................         1,191            118          2,210             569
                                                    ------------  --------------  ------------  -----------------
NET ASSETS........................................  $    726,566   $     77,339   $  1,235,514     $    54,304
                                                    ------------  --------------  ------------  -----------------
                                                    ------------  --------------  ------------  -----------------
SHARES OUTSTANDING $.01 PAR VALUE.................    18,848,184      5,356,697     55,351,315       4,622,934
                                                    ------------  --------------  ------------  -----------------
                                                    ------------  --------------  ------------  -----------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE....  $      38.55   $      14.44   $      22.32     $     11.75
                                                    ------------  --------------  ------------  -----------------
                                                    ------------  --------------  ------------  -----------------
PUBLIC OFFERING PRICE PER SHARE...................  $      38.55   $      14.44   $      22.32     $     11.75
                                                    ------------  --------------  ------------  -----------------
                                                    ------------  --------------  ------------  -----------------
Investments at Cost...............................  $    454,327   $     67,265   $    882,076     $    48,211
                                                    ------------  --------------  ------------  -----------------
                                                    ------------  --------------  ------------  -----------------

                                                THE TAX-MANAGED     THE U.S.       THE U.S.     THE TAX-MANAGED
                                                   U.S. 5-10          6-10        6-10 SMALL       U.S. 6-10
                                                     VALUE            VALUE        COMPANY       SMALL COMPANY
                                                   PORTFOLIO        PORTFOLIO     PORTFOLIO        PORTFOLIO
                                               -----------------  -------------  ------------  -----------------
                                                         (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value.........................    $     216,074    $   2,628,689  $    352,005     $    35,742
Collateral for Securities Loaned.............            6,463               --            --           2,201
Receivables
    Dividends and Interest...................              182               --            --              23
    Investment Securities Sold...............              548            1,360            --              31
    Fund Shares Sold.........................              307            1,189           666             191
Prepaid Expenses and Other Assets............                3              109            25               2
                                               -----------------  -------------  ------------  -----------------
        Total Assets.........................          223,577        2,631,347       352,696          38,190
                                               -----------------  -------------  ------------  -----------------
LIABILITIES:
Payable for Securities Loaned................            6,463               --            --           2,201
Payable for Securities Purchased.............            7,864               --           479             127
Payable for Fund Shares Redeemed.............                1            2,549           187              --
Accrued Expenses and Other Liabilities.......              126              699           127              18
                                               -----------------  -------------  ------------  -----------------
        Total Liabilities....................           14,454            3,248           793           2,346
                                               -----------------  -------------  ------------  -----------------
NET ASSETS...................................    $     209,123    $   2,628,099  $    351,903     $    35,844
                                               -----------------  -------------  ------------  -----------------
                                               -----------------  -------------  ------------  -----------------
SHARES OUTSTANDING $.01 PAR VALUE............       18,365,206      138,372,916    26,073,844       3,193,163
                                               -----------------  -------------  ------------  -----------------
                                               -----------------  -------------  ------------  -----------------
NET ASSET VALUE AND REDEMPTION PRICE PER
  SHARE......................................    $       11.39    $       18.99  $      13.50     $     11.23
                                               -----------------  -------------  ------------  -----------------
                                               -----------------  -------------  ------------  -----------------
PUBLIC OFFERING PRICE PER SHARE..............    $       11.39    $       18.99  $      13.50     $     11.23
                                               -----------------  -------------  ------------  -----------------
                                               -----------------  -------------  ------------  -----------------
Investments at Cost..........................    $     196,716    $   2,303,811  $    298,540     $    32,858
                                               -----------------  -------------  ------------  -----------------
                                               -----------------  -------------  ------------  -----------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                       THE U.S.       THE DFA        THE       THE TAX- MANAGED
                                                      9-10 SMALL    REAL ESTATE   LARGE CAP    DFA INTERNATIONAL
                                                        COMPANY     SECURITIES   INTERNATIONAL       VALUE
                                                       PORTFOLIO     PORTFOLIO    PORTFOLIO        PORTFOLIO
                                                     -------------  -----------  ------------  -----------------
                                                            (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value...............................  $   1,406,293   $ 126,663    $  167,369      $    17,300
Collateral for Securities Loaned...................             --       5,348         8,069               --
Cash...............................................             --          --            16               15
Receivables
    Dividends, Interest and Tax Reclaims...........             --         250           920               53
    Investment Securities Sold.....................            573          --           155               --
    Fund Shares Sold...............................            384         203           219              153
Prepaid Expenses and Other Assets..................             65           9            27                1
                                                     -------------  -----------  ------------  -----------------
        Total Assets...............................      1,407,315     132,473       176,775           17,522
                                                     -------------  -----------  ------------  -----------------
LIABILITIES:
Payable for Securities Loaned......................             --       5,348         8,069               --
Payable for Investment Securities Purchased........             --       3,215           700            4,945
Payable for Fund Shares Redeemed...................            957         166            38               --
Accrued Expenses and Other Liabilities.............          1,301          55            63               23
                                                     -------------  -----------  ------------  -----------------
        Total Liabilities..........................          2,258       8,784         8,870            4,968
                                                     -------------  -----------  ------------  -----------------
NET ASSETS.........................................  $   1,405,057   $ 123,689    $  167,905      $    12,554
                                                     -------------  -----------  ------------  -----------------
                                                     -------------  -----------  ------------  -----------------
SHARES OUTSTANDING $.01 PAR VALUE..................    124,690,942   9,387,924    10,146,363        1,319,481
                                                     -------------  -----------  ------------  -----------------
                                                     -------------  -----------  ------------  -----------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE.....  $       11.27   $   13.18    $    16.55      $      9.51
                                                     -------------  -----------  ------------  -----------------
                                                     -------------  -----------  ------------  -----------------
PUBLIC OFFERING PRICE PER SHARE....................  $       11.27   $   13.18    $    16.55      $      9.51
                                                     -------------  -----------  ------------  -----------------
                                                     -------------  -----------  ------------  -----------------
Investments at Cost................................  $   1,188,202   $ 123,488    $  130,793      $    17,892
                                                     -------------  -----------  ------------  -----------------
                                                     -------------  -----------  ------------  -----------------

                                             THE INTERNATIONAL   THE JAPANESE   THE PACIFIC RIM     THE UNITED
                                                   SMALL            SMALL            SMALL         KINGDOM SMALL
                                                  COMPANY          COMPANY          COMPANY           COMPANY
                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                             -----------------  --------------  ----------------  ---------------
                                                         (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value.......................    $     219,174     $    134,962     $    127,474      $    89,342
Receivables
    Dividends, Interest and Tax Reclaims...                1               --               --               --
    Investment Securities Sold.............               --              140              118              111
    Fund Shares Sold.......................              138                3               --               --
Prepaid Expenses and Other Assets..........               34                8               11                7
                                             -----------------  --------------  ----------------  ---------------
        Total Assets.......................          219,347          135,113          127,603           89,460
                                             -----------------  --------------  ----------------  ---------------
LIABILITIES:
Payable for Fund Shares Redeemed...........               82              143              118              111
Accrued Expenses and Other Liabilities.....               81               63               51               40
                                             -----------------  --------------  ----------------  ---------------
        Total Liabilities..................              163              206              169              151
                                             -----------------  --------------  ----------------  ---------------
NET ASSETS.................................    $     219,184     $    134,907     $    127,434      $    89,309
                                             -----------------  --------------  ----------------  ---------------
                                             -----------------  --------------  ----------------  ---------------
SHARES OUTSTANDING $.01 PAR VALUE..........       26,048,041       13,176,638       15,617,949        4,182,847
                                             -----------------  --------------  ----------------  ---------------
                                             -----------------  --------------  ----------------  ---------------
NET ASSET VALUE AND REDEMPTION PRICE PER
  SHARE....................................    $        8.41     $      10.24     $       8.16      $     21.35
                                             -----------------  --------------  ----------------  ---------------
                                             -----------------  --------------  ----------------  ---------------
PUBLIC OFFERING PRICE PER SHARE............    $        8.47     $      10.29     $       8.24      $     21.35
                                             -----------------  --------------  ----------------  ---------------
                                             -----------------  --------------  ----------------  ---------------
Investments at Cost........................    $     269,346     $    276,999     $    177,832      $    78,039
                                             -----------------  --------------  ----------------  ---------------
                                             -----------------  --------------  ----------------  ---------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                                            THE DFA
                                                        THE CONTINENTAL   INTERNATIONAL     THE        THE EMERGING
                                                             SMALL         SMALL CAP      EMERGING       MARKETS
                                                            COMPANY          VALUE        MARKETS       SMALL CAP
                                                           PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                        ----------------  ------------  ------------  --------------
                                                                (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value..................................    $    173,995     $  498,671   $    280,345    $   10,572
Collateral for Securities Loaned......................              --         40,889             --            --
Cash..................................................              --             16             --            --
Receivables
    Dividends, Interest and Tax Reclaims..............              --          2,860             --            --
    Investment Securities Sold........................             182          3,287            789           118
    Fund Shares Sold..................................              --            358            140            49
Prepaid Expenses and Other Assets.....................               9             --              5            56
                                                        ----------------  ------------  ------------  --------------
        Total Assets..................................         174,186        546,081        281,279        10,795
                                                        ----------------  ------------  ------------  --------------
LIABILITIES:
Payable for Securities Loaned.........................              --         40,889             --            --
Payable for Investment Securities Purchased...........              --          6,957             --            --
Payable for Fund Shares Redeemed......................             182            508            929           167
Accrued Expenses and Other Liabilities................              80            418            111            13
                                                        ----------------  ------------  ------------  --------------
        Total Liabilities.............................             262         48,772          1,040           180
                                                        ----------------  ------------  ------------  --------------
NET ASSETS............................................    $    173,924     $  497,309   $    280,239    $   10,615
                                                        ----------------  ------------  ------------  --------------
                                                        ----------------  ------------  ------------  --------------
SHARES OUTSTANDING $.01 PAR VALUE.....................      12,125,264     61,890,111     26,706,003       893,185
                                                        ----------------  ------------  ------------  --------------
                                                        ----------------  ------------  ------------  --------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE........    $      14.34     $     8.04   $      10.49    $    11.88
                                                        ----------------  ------------  ------------  --------------
                                                        ----------------  ------------  ------------  --------------
PUBLIC OFFERING PRICE PER SHARE.......................    $      14.48     $     8.09   $      10.54    $    12.00
                                                        ----------------  ------------  ------------  --------------
                                                        ----------------  ------------  ------------  --------------
Investments at Cost...................................    $    138,111     $  613,939   $    283,399    $   10,716
                                                        ----------------  ------------  ------------  --------------
                                                        ----------------  ------------  ------------  --------------

                                                              THE DFA                                            THE DFA
                                               THE DFA       TWO-YEAR       THE DFA           THE DFA         INTERMEDIATE
                                              ONE-YEAR     GLOBAL FIXED    FIVE-YEAR         FIVE-YEAR         GOVERNMENT
                                            FIXED INCOME      INCOME       GOVERNMENT   GLOBAL FIXED INCOME   FIXED INCOME
                                              PORTFOLIO      PORTFOLIO     PORTFOLIO         PORTFOLIO          PORTFOLIO
                                            -------------  -------------  ------------  --------------------  -------------
                                                             (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value......................   $   804,722    $   472,681    $  215,467       $    429,934       $   240,181
Receivables
    Investment Securities Sold............         1,498          1,494            --             11,477                --
    Interest..............................            --             --         1,730              8,781             3,331
    Fund Shares Sold......................           558            331           359                355                75
Prepaid Expenses and Other Assets.........             8             33            11                 49                27
Unrealized Gain on Forward Currency
  Contracts...............................            --             --            --              1,078                --
                                            -------------  -------------  ------------  --------------------  -------------
        Total Assets......................       806,786        474,539       217,567            451,674           243,614
                                            -------------  -------------  ------------  --------------------  -------------
LIABILITIES:
Payable for Investment Securities
  Purchased...............................             4             --            --             11,216                --
Payable for Fund Shares Redeemed..........         2,056          1,825           419                835                17
Accrued Expenses and Other Liabilities....            96             48            64                155                58
                                            -------------  -------------  ------------  --------------------  -------------
        Total Liabilities.................         2,156          1,873           483             12,206                75
                                            -------------  -------------  ------------  --------------------  -------------
NET ASSETS................................   $   804,630    $   472,666    $  217,084       $    439,468       $   243,539
                                            -------------  -------------  ------------  --------------------  -------------
                                            -------------  -------------  ------------  --------------------  -------------
SHARES OUTSTANDING $.01 PAR VALUE.........    78,916,392     45,791,316    21,190,658         41,321,129        21,889,994
                                            -------------  -------------  ------------  --------------------  -------------
                                            -------------  -------------  ------------  --------------------  -------------
NET ASSET VALUE AND REDEMPTION PRICE PER
  SHARE...................................   $     10.20    $     10.32    $    10.24       $      10.64       $     11.13
                                            -------------  -------------  ------------  --------------------  -------------
                                            -------------  -------------  ------------  --------------------  -------------
PUBLIC OFFERING PRICE PER SHARE...........   $     10.20    $     10.32    $    10.24       $      10.64       $     11.13
                                            -------------  -------------  ------------  --------------------  -------------
                                            -------------  -------------  ------------  --------------------  -------------
Investments at Cost.......................   $   798,872    $   460,161    $  216,061       $    439,797       $   244,278
                                            -------------  -------------  ------------  --------------------  -------------
                                            -------------  -------------  ------------  --------------------  -------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1999
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                     THE ENHANCED   THE U.S.    THE TAX-MANAGED
                                                    THE U.S. LARGE    U.S. LARGE    LARGE CAP   U.S. MARKETWIDE
                                                       COMPANY         COMPANY        VALUE          VALUE
                                                      PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO(1)
                                                    --------------   ------------   ---------   ---------------
INVESTMENT INCOME
  Income Distributions Received from The DFA
    Investment Trust Company......................          --          $  473      $   5,278           --
  Net Investment Income from The DFA Investment
    Trust Company.................................     $ 4,486              --             --       $  248
                                                    --------------   ------------   ---------      -------
        Total Investment Income...................       4,486             473          5,278          248
                                                    --------------   ------------   ---------      -------
EXPENSES
  Administrative Services.........................         708              54            849           23
  Accounting & Transfer Agent Fees................          77              10             19           25
  Legal Fees......................................           4               1              8           --
  Audit Fees......................................           1              --              1            1
  Filing Fees.....................................          34               9             46           --
  Shareholders' Reports...........................           8               1             18            2
  Directors' Fees and Expenses....................           2               1              6           --
  Organizational Fees.............................          --              --             --           25
  Other...........................................           1               3              2            1
                                                    --------------   ------------   ---------      -------
        Total Expenses............................         835              79            949           77
  Less: Expenses Waived...........................        (536)             --             --           --
                                                    --------------   ------------   ---------      -------
  Net Expenses....................................         299              79            949           77
                                                    --------------   ------------   ---------      -------
  NET INVESTMENT INCOME...........................       4,187             394          4,329          171
                                                    --------------   ------------   ---------      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Capital Gain Distributions Received from
    The DFA Investment Trust Company..............          --           7,564         82,757           --
  Net Realized Gain (Loss) on Investment
    Securities....................................         741            (120)        (4,782)        (186)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................      66,722            (116)        78,557        6,091
                                                    --------------   ------------   ---------      -------
  NET GAIN ON INVESTMENT SECURITIES...............      67,463           7,328        156,532        5,905
                                                    --------------   ------------   ---------      -------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................     $71,650          $7,722      $ 160,861       $6,076
                                                    --------------   ------------   ---------      -------
                                                    --------------   ------------   ---------      -------

--------------

(1)  For the period December 14, 1998 (commencement of operations) to May 31,
     1999.

                See accompanying Notes to Financial Statements.

                        DFA INVESTMENT DIMENSIONS GROUP INC.

                              STATEMENTS OF OPERATIONS

                       FOR THE SIX MONTHS ENDED MAY 31, 1999
                                    (UNAUDITED)
                               (AMOUNTS IN THOUSANDS)

                                                                      THE U.S.     THE U.S.    THE TAX-MANAGED
                                                    THE TAX-MANAGED     6-10      6-10 SMALL   U.S. 6-10 SMALL
                                                    U.S. 5-10 VALUE     VALUE      COMPANY         COMPANY
                                                     PORTFOLIO(1)     PORTFOLIO   PORTFOLIO      PORTFOLIO(2)
                                                    ---------------   ---------   ----------   ----------------
INVESTMENT INCOME
  Dividends.......................................      $   638              --         --          $   64
  Interest........................................          229              --         --              49
  Income from Securities Lending..................           25              --         --               7
  Income Distributions Received from The DFA
    Investment Trust Company......................           --       $   2,150    $   418              --
                                                    ---------------   ---------   ----------       -------
        Total Investment Income...................          892           2,150        418             120
                                                    ---------------   ---------   ----------       -------
EXPENSES
  Investment Advisory Services....................          326              --         --              48
  Administrative Services.........................           --           3,572        512              --
  Accounting & Transfer Agent Fees................           34              15         13               8
  Custodian's Fee.................................            9              --         --               1
  Legal Fees......................................           10              22          3               3
  Audit Fees......................................           10               3         --               3
  Filing Fees.....................................            4              98         15               1
  Shareholders' Reports...........................           10              43          8               3
  Directors' Fees and Expenses....................            6              14          2               2
  Organizational Fees.............................           25              --         --              25
  Other...........................................           13               3          1               4
                                                    ---------------   ---------   ----------       -------
        Total Expenses............................          447           3,770        554              98
                                                    ---------------   ---------   ----------       -------
  NET INVESTMENT INCOME (LOSS)....................          445          (1,620)      (136)             22
                                                    ---------------   ---------   ----------       -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Capital Gain Distributions Received from
    The DFA Investment Trust Company..............           --         198,229     29,001              --
  Net Realized Loss on Investment Securities......         (676)        (47,077)    (6,018)             (4)
  Change in Unrealized Appreciation of Investment
    Securities....................................       19,357          49,702      4,104           2,884
                                                    ---------------   ---------   ----------       -------
  NET GAIN ON INVESTMENT SECURITIES...............       18,681         200,854     27,087           2,880
                                                    ---------------   ---------   ----------       -------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................      $19,126       $ 199,234    $26,951          $2,902
                                                    ---------------   ---------   ----------       -------
                                                    ---------------   ---------   ----------       -------

--------------

(1)  For the period December 11, 1998 (commencement of operations) to May 31,
     1999.

(2)  For the period December 15, 1998 (commencement of operations) to May 31,
     1999.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1999
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                                               THE TAX-MANAGED
                                                     THE U.S.      THE DFA          THE              DFA
                                                    9-10 SMALL   REAL ESTATE     LARGE CAP      INTERNATIONAL
                                                     COMPANY     SECURITIES    INTERNATIONAL        VALUE
                                                    PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO(1)
                                                    ----------   -----------   -------------   ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0,
    $0, $162 and $7 respectively).................        --       $3,827         $1,607            $  62
  Interest........................................        --           41            135               14
  Income from Securities Lending..................        --            2             28               --
  Income Distributions Received from
    The DFA Investment Trust Company..............   $ 1,353           --             --               --
                                                    ----------   -----------   -------------       ------
        Total Investment Income...................     1,353        3,870          1,770               76
                                                    ----------   -----------   -------------       ------
EXPENSES
  Investment Advisory Services....................        --          163            178                5
  Administrative Services.........................     2,671           --             --               --
  Accounting & Transfer Agent Fees................        10           58             91                1
  Custodian's Fee.................................        --            7             70               17
  Legal Fees......................................        75            1              3               --
  Audit Fees......................................         2            6              5               --
  Filing Fees.....................................        46           15             11               --
  Shareholders' Reports...........................        67            2              3               --
  Directors' Fees and Expenses....................        10            1              1               --
  Other...........................................         1            1              5               --
                                                    ----------   -----------   -------------       ------
        Total Expenses............................     2,882          254            367               23
                                                    ----------   -----------   -------------       ------
  NET INVESTMENT INCOME (LOSS)....................    (1,529)       3,616          1,403               53
                                                    ----------   -----------   -------------       ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Capital Gain Distributions Received from
    The DFA Investment Trust Company..............   124,444           --             --               --
  Net Realized Gain (Loss) on Investment
    Securities....................................   (17,053)      (2,031)           364               --
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................        --           --             67              (13)
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....    (9,823)       6,092          1,671             (592)
    Translation of Foreign Currency Denominated
      Amounts.....................................        --           --            (31)              12
                                                    ----------   -----------   -------------       ------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................    97,568        4,061          2,071             (593)
                                                    ----------   -----------   -------------       ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS........................   $96,039       $7,677         $3,474            $(540)
                                                    ----------   -----------   -------------       ------
                                                    ----------   -----------   -------------       ------

--------------

(1)  For the period April 16, (commencement of operations) to May 31, 1999.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1999
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                        THE JAPANESE                      THE UNITED
                                                    THE INTERNATIONAL      SMALL       THE PACIFIC RIM   KINGDOM SMALL
                                                      SMALL COMPANY       COMPANY       SMALL COMPANY       COMPANY
                                                        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                    -----------------   ------------   ---------------   -------------
INVESTMENT INCOME
  Interest........................................       $    21               --               --               --
  Net Investment Income from
    The DFA Investment Trust Company..............         2,897          $   953         $  1,287          $ 1,768
                                                        --------        ------------   ---------------   -------------
        Total Investment Income...................         2,918              953            1,287            1,768
                                                        --------        ------------   ---------------   -------------
EXPENSES
  Administrative Services.........................           501              255              190              174
  Accounting & Transfer Agent Fees................            16               19               19               19
  Legal Fees......................................             2                1                1                1
  Audit Fees......................................             1               --               --               --
  Filing Fees.....................................            34                8                7                7
  Shareholders' Reports...........................             5                3                2                2
  Directors' Fees and Expenses....................             2                1                1                1
  Other...........................................             4                1                1                1
                                                        --------        ------------   ---------------   -------------
        Total Expenses............................           565              288              221              205
  Less: Expenses Waived...........................            (4)              --               --               --
                                                        --------        ------------   ---------------   -------------
  Net Expense.....................................           561              288              221              205
                                                        --------        ------------   ---------------   -------------
  NET INVESTMENT INCOME...........................         2,357              665            1,066            1,563
                                                        --------        ------------   ---------------   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities....................................         1,188           (5,422)          (2,067)           6,269
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................           286               74              935              (23)
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....        14,284           21,874           29,720            8,271
    Translation of Foreign Currency Denominated
      Amounts.....................................           (72)             (39)               3               (3)
                                                        --------        ------------   ---------------   -------------
  NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY....        15,686           16,487           28,591           14,514
                                                        --------        ------------   ---------------   -------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................       $18,043          $17,152         $ 29,657          $16,077
                                                        --------        ------------   ---------------   -------------
                                                        --------        ------------   ---------------   -------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1999
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                         THE DFA
                                                                      INTERNATIONAL     THE      THE EMERGING
                                                    THE CONTINENTAL     SMALL CAP     EMERGING     MARKETS
                                                     SMALL COMPANY        VALUE       MARKETS     SMALL CAP
                                                       PORTFOLIO        PORTFOLIO     PORTFOLIO   PORTFOLIO
                                                    ---------------   -------------   --------   ------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0,
    $806, $0 and $0, respectively)................           --          $ 6,543           --           --
  Interest........................................           --              201           --           --
  Income from Securities Lending..................           --              198           --           --
  Net Investment Income from
    The DFA Investment Trust Company..............     $  1,944               --      $ 2,622       $   97
                                                    ---------------   -------------   --------   ------------
        Total Investment Income...................        1,944            6,942        2,622           97
                                                    ---------------   -------------   --------   ------------
EXPENSES
  Investment Advisory Services....................           --            1,510           --           --
  Administrative Services.........................          375               --          484           17
  Accounting & Transfer Agent Fees................           19              238           34           19
  Custodian's Fee.................................           --              105           --           --
  Legal Fees......................................            2               13            2           --
  Audit Fees......................................           --               26           --           --
  Filing Fees.....................................            7               48           29            2
  Shareholders' Reports...........................            5               27            8            1
  Directors' Fees and Expenses....................            1                3            1           --
  Other...........................................            1               19            4            5
                                                    ---------------   -------------   --------   ------------
        Total Expenses............................          410            1,989          562           44
                                                    ---------------   -------------   --------   ------------
  NET INVESTMENT INCOME...........................        1,534            4,953        2,060           53
                                                    ---------------   -------------   --------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY
  Net Realized Gain on Investment Securities......       17,112            3,023        3,090        2,354
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................         (108)             200         (149)         (12)
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....      (29,136)          42,783       60,415          185
    Translation of Foreign Currency Denominated
      Amounts.....................................         (114)             (80)         (28)           1
                                                    ---------------   -------------   --------   ------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................      (12,246)          45,926       63,328        2,528
                                                    ---------------   -------------   --------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................     $(10,712)         $50,879      $65,388       $2,581
                                                    ---------------   -------------   --------   ------------
                                                    ---------------   -------------   --------   ------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1999
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                     THE DFA                                           THE DFA
                                                      THE DFA        TWO-YEAR      THE DFA                           INTERMEDIATE
                                                      ONE-YEAR     GLOBAL FIXED   FIVE-YEAR     THE DFA FIVE-YEAR     GOVERNMENT
                                                    FIXED INCOME      INCOME      GOVERNMENT   GLOBAL FIXED INCOME   FIXED INCOME
                                                     PORTFOLIO      PORTFOLIO     PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                    ------------   ------------   ----------   -------------------   ------------
INVESTMENT INCOME
  Interest........................................         --             --        $5,188          $  8,098           $  6,789
  Net Investment Income from
    The DFA Investment Trust Company..............    $19,628        $ 6,570            --                --                 --
                                                    ------------   ------------   ----------        --------         ------------
        Total Investment Income...................     19,628          6,570         5,188             8,098              6,789
                                                    ------------   ------------   ----------        --------         ------------
EXPENSES
  Investment Advisory Services....................         --             --           210               511                181
  Administrative Services.........................        396            226            --                --                 --
  Accounting & Transfer Agent Fees................         14             10            46               190                 49
  Custodian's Fee.................................         --             --             9                22                 10
  Legal Fees......................................          7              3             2                 6                  2
  Audit Fees......................................          1              1            12                15                  8
  Filing Fees.....................................         25             28            11                33                 16
  Shareholders' Reports...........................         15              9             4                 5                  3
  Directors' Fees and Expenses....................          5              3             1                 2                  1
  Other...........................................          1              2             4                 1                  4
                                                    ------------   ------------   ----------        --------         ------------
        Total Expenses............................        464            282           299               785                274
                                                    ------------   ------------   ----------        --------         ------------
  NET INVESTMENT INCOME...........................     19,164          6,288         4,889             7,313              6,515
                                                    ------------   ------------   ----------        --------         ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY
  Capital Gain Distributions Received from The DFA
    Investment Trust Company......................         --            603            --                --                 --
  Net Realized Gain (Loss) on Investment
    Securities....................................       (109)           (22)           (3)              332                725
  Net Realized Gain on Foreign Currency
    Transactions..................................         --             --            --            15,287                 --
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....     (1,453)         4,970          (601)          (12,447)           (13,594)
    Translation of Foreign Currency Denominated
      Amounts.....................................         --             --            --             1,177                 --
                                                    ------------   ------------   ----------        --------         ------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................     (1,562)         5,551          (604)            4,349            (12,869)
                                                    ------------   ------------   ----------        --------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................    $17,602        $11,839        $4,285          $ 11,662           $ (6,354)
                                                    ------------   ------------   ----------        --------         ------------
                                                    ------------   ------------   ----------        --------         ------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                       THE U.S.               THE ENHANCED               THE U.S.          THE TAX-MANAGED
                                     LARGE COMPANY         U.S. LARGE COMPANY        LARGE CAP VALUE       U.S. MARKETWIDE
                                       PORTFOLIO               PORTFOLIO                PORTFOLIO          VALUE PORTFOLIO
                                -----------------------  ----------------------  ------------------------  ---------------
                                                YEAR                     YEAR                               DEC. 14, 1998
                                SIX MONTHS      ENDED    SIX MONTHS     ENDED    SIX MONTHS    YEAR ENDED        TO
                                 ENDED MAY    NOV. 30,    ENDED MAY    NOV. 30,   ENDED MAY     NOV. 30,       MAY 31,
                                 31, 1999       1998       31 1999       1998      31 1999        1998          1999
                                -----------   ---------  -----------   --------  -----------   ----------  ---------------
                                (UNAUDITED)              (UNAUDITED)             (UNAUDITED)                 (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income.......   $  4,187     $   6,218    $   394     $  2,385  $    4,329    $   15,524      $   171
  Capital Gain Distributions
    Received from The DFA
    Investment Trust
    Company...................         --            --      7,564        5,923      82,757        46,822           --
  Net Realized Gain (Loss) on
    Investment Securities.....        741           616       (120)        (734)     (4,782)       (4,583)        (186)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities.....     66,722        85,494       (116)       3,627      78,557        39,784        6,091
                                -----------   ---------  -----------   --------  -----------   ----------  ---------------
    Net Increase in Net Assets
      Resulting from
      Operations..............     71,650        92,328      7,722       11,201     160,861        97,547        6,076
                                -----------   ---------  -----------   --------  -----------   ----------  ---------------
Distributions From:
  Net Investment Income.......     (3,528)       (5,855)      (306)      (2,692)     (8,586)      (14,645)         (24)
  Net Realized Gains..........     (2,638)         (834)    (6,137)      (4,915)    (34,355)      (36,941)          --
                                -----------   ---------  -----------   --------  -----------   ----------  ---------------
    Total Distributions.......     (6,166)       (6,689)    (6,443)      (7,607)    (42,941)      (51,586)         (24)
                                -----------   ---------  -----------   --------  -----------   ----------  ---------------
Capital Share Transactions
  (1):
  Shares Issued...............    200,832       215,482     16,405       20,928     177,743       332,100       49,629
  Shares Issued in Lieu of
    Cash Distributions........      5,972         5,414      6,443        5,780      41,120        40,279           24
  Shares Redeemed.............    (95,684)     (100,110)    (8,324)     (16,408)   (181,739)     (177,873)      (1,400)
                                -----------   ---------  -----------   --------  -----------   ----------  ---------------
    Net Increase From Capital
      Shares Transactions.....    111,120       120,786     14,524       10,300      37,124       194,506       48,252
                                -----------   ---------  -----------   --------  -----------   ----------  ---------------
    Total Increase............    176,604       206,425     15,803       13,894     155,044       240,467       54,304
NET ASSETS
  Beginning of Period.........    549,962       343,537     61,536       47,642   1,080,470       840,003           --
                                -----------   ---------  -----------   --------  -----------   ----------  ---------------
  End of Period...............   $726,566     $ 549,962    $77,339     $ 61,536  $1,235,514    $1,080,470      $54,304
                                -----------   ---------  -----------   --------  -----------   ----------  ---------------
                                -----------   ---------  -----------   --------  -----------   ----------  ---------------

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued..............      5,307         6,823      1,149        1,587       8,581        16,676        4,764
   Shares Issued in Lieu of
     Cash Distributions.......        166           180        480          479       2,137         2,190            2
   Shares Redeemed............     (2,511)       (3,176)      (585)      (1,253)     (8,818)       (9,117)        (143)
                                -----------   ---------  -----------   --------  -----------   ----------  ---------------
                                    2,962         3,827      1,044          813       1,900         9,749        4,623
                                -----------   ---------  -----------   --------  -----------   ----------  ---------------
                                -----------   ---------  -----------   --------  -----------   ----------  ---------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                                      THE TAX-
                                                                                                       MANAGED
                                THE TAX-MANAGED           THE U.S.              THE U.S. 6-10         U.S. 6-10
                                U.S. 5-10 VALUE          6-10 VALUE             SMALL COMPANY       SMALL COMPANY
                                   PORTFOLIO             PORTFOLIO                PORTFOLIO           PORTFOLIO
                                ---------------   ------------------------  ----------------------  -------------
                                 DEC. 11, 1998                                              YEAR    DEC. 15, 1998
                                      TO          SIX MONTHS    YEAR ENDED  SIX MONTHS     ENDED         TO
                                    MAY 31,        ENDED MAY     NOV. 30,    ENDED MAY    NOV. 30,     MAY 31,
                                     1999           31 1999        1998      31, 1999       1998        1999
                                ---------------   -----------   ----------  -----------   --------  -------------
                                  (UNAUDITED)     (UNAUDITED)               (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income
    (Loss)....................     $    445       $   (1,620)   $   12,919   $   (136)    $  1,625     $    22
  Capital Gain Distributions
    Received from The DFA
    Investment Trust
    Company...................           --          198,229       189,783     29,001       25,514          --
  Net Realized Loss on
    Investment Securities.....         (676)         (47,077)       (5,236)    (6,018)      (2,676)         (4)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities.....       19,357           49,702      (427,856)     4,104      (53,552)      2,884
                                ---------------   -----------   ----------  -----------   --------  -------------
    Net Increase (Decrease) in
      Net Assets Resulting
      from Operations.........       19,126          199,234      (230,390)    26,951      (29,089)      2,902
                                ---------------   -----------   ----------  -----------   --------  -------------
Distributions From:
  Net Investment Income.......           --          (10,123)       (9,211)    (8,694)      (1,600)         --
  Net Realized Gains..........           --         (176,392)      (87,388)   (22,465)     (30,255)         --
                                ---------------   -----------   ----------  -----------   --------  -------------
    Total Distributions.......           --         (186,515)      (96,599)   (31,159)     (31,855)         --
                                ---------------   -----------   ----------  -----------   --------  -------------
Capital Share Transactions
  (1):
  Shares Issued...............      199,372          439,312       817,555     71,686      136,597      33,903
  Shares Issued in Lieu of
    Cash Distributions........           --          181,034        82,593     29,993       29,641          --
  Shares Redeemed.............       (9,375)        (355,060)     (321,719)   (70,158)    (118,696)       (961)
                                ---------------   -----------   ----------  -----------   --------  -------------
    Net Increase From Capital
      Shares Transactions.....      189,997          265,286       578,429     31,521       47,542      32,942
                                ---------------   -----------   ----------  -----------   --------  -------------
    Total Increase
      (Decrease)..............      209,123          278,005       251,440     27,313      (13,402)     35,844
NET ASSETS
  Beginning of Period.........           --        2,350,094     2,098,654    324,590      337,992          --
                                ---------------   -----------   ----------  -----------   --------  -------------
  End of Period...............     $209,123       $2,628,099    $2,350,094   $351,903     $324,590     $35,844
                                ---------------   -----------   ----------  -----------   --------  -------------
                                ---------------   -----------   ----------  -----------   --------  -------------

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued..............       19,277           24,639        39,986      5,611        9,329       3,284
   Shares Issued in Lieu of
     Cash Distributions.......           --           10,537         4,021      2,438        2,014          --
   Shares Redeemed............         (912)         (19,941)      (15,865)    (5,547)      (7,783)        (91)
                                ---------------   -----------   ----------  -----------   --------  -------------
                                     18,365           15,235        28,142      2,502        3,560       3,193
                                ---------------   -----------   ----------  -----------   --------  -------------
                                ---------------   -----------   ----------  -----------   --------  -------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                                          THE TAX-MANAGED
                                     THE U.S. 9-10         THE DFA REAL ESTATE        THE LARGE CAP             DFA
                                     SMALL COMPANY              SECURITIES            INTERNATIONAL        INTERNATIONAL
                                       PORTFOLIO                PORTFOLIO               PORTFOLIO         VALUE PORTFOLIO
                                ------------------------  ----------------------  ----------------------  ---------------
                                SIX MONTHS       YEAR     SIX MONTHS      YEAR    SIX MONTHS      YEAR       APRIL 16
                                   ENDED        ENDED        ENDED       ENDED       ENDED       ENDED          TO
                                  MAY 31,      NOV. 30,     MAY 31,     NOV. 30,    MAY 31,     NOV. 30,      MAY 31,
                                   1999          1998        1999         1998       1999         1998         1999
                                -----------   ----------  -----------   --------  -----------   --------  ---------------
                                (UNAUDITED)               (UNAUDITED)             (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income
    (Loss)....................  $   (1,529)   $    2,639   $  3,616     $  6,214   $  1,403     $  1,614      $    53
  Capital Gain Distributions
    Received from The DFA
    Investment Trust
    Company...................     124,444            --         --           --         --           --           --
  Net Realized Gain (Loss) on
    Investment Securities.....     (17,053)      (28,940)    (2,031)        (391)       364           75           --
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............          --            --         --           --         67           12          (13)
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency........      (9,823)     (148,754)     6,092      (19,644)     1,671       13,019         (592)
    Translation of Foreign
      Currency Denominated
      Amounts.................          --            --         --           --        (31)          32           12
                                -----------   ----------  -----------   --------  -----------   --------  ---------------
      Net Increase (Decrease)
        in Net Assets
        Resulting from
        Operations............      96,039      (175,055)     7,677      (13,821)     3,474       14,752         (540)
                                -----------   ----------  -----------   --------  -----------   --------  ---------------
Distributions From:
  Net Investment Income.......      (2,799)       (2,802)    (5,287)      (4,644)    (1,826)      (1,509)          --
  Net Realized Gains..........     (16,080)     (203,659)        --           --         (1)          --           --
                                -----------   ----------  -----------   --------  -----------   --------  ---------------
      Total Distributions.....     (18,879)     (206,461)    (5,287)      (4,644)    (1,827)      (1,509)          --
                                -----------   ----------  -----------   --------  -----------   --------  ---------------
Capital Share Transactions
  (1):
  Shares Issued...............     134,157       353,806     37,245       46,933     65,476       35,615       13,198
  Shares Issued in Lieu of
    Cash Distributions........      18,041       177,758      5,012        3,540      1,827        1,509           --
  Shares Redeemed.............    (162,811)     (320,965)   (27,502)     (20,536)   (15,638)     (22,997)        (104)
                                -----------   ----------  -----------   --------  -----------   --------  ---------------
      Net Increase (Decrease)
        From Capital Shares
        Transactions..........     (10,613)      210,599     14,755       29,937     51,665       14,127       13,094
                                -----------   ----------  -----------   --------  -----------   --------  ---------------

      Total Increase
        (Decrease)............      66,547      (170,917)    17,145       11,472     53,312       27,370       12,554

NET ASSETS
  Beginning of Period.........   1,338,510     1,509,427    106,544       95,072    114,593       87,223           --
                                -----------   ----------  -----------   --------  -----------   --------  ---------------
  End of Period...............  $1,405,057    $1,338,510   $123,689     $106,544   $167,905     $114,593      $12,554
                                -----------   ----------  -----------   --------  -----------   --------  ---------------
                                -----------   ----------  -----------   --------  -----------   --------  ---------------
(1) SHARES ISSUED AND
   REDEEMED:
   Shares Issued..............      12,642        30,328      3,046        3,339      3,935        2,321        1,330
   Shares Issued in Lieu of
     Cash Distributions.......       1,753        15,525        417          242        113          109           --
   Shares Redeemed............     (15,440)      (27,978)    (2,269)      (1,509)      (939)      (1,506)         (10)
                                -----------   ----------  -----------   --------  -----------   --------  ---------------
                                    (1,045)       17,875      1,194        2,072      3,109          924        1,320
                                -----------   ----------  -----------   --------  -----------   --------  ---------------
                                -----------   ----------  -----------   --------  -----------   --------  ---------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                        THE INTERNATIONAL                                  THE PACIFIC RIM
                                                          SMALL COMPANY         THE JAPANESE SMALL          SMALL COMPANY
                                                            PORTFOLIO            COMPANY PORTFOLIO            PORTFOLIO
                                                     -----------------------  -----------------------  -----------------------
                                                      SIX MONTHS     YEAR      SIX MONTHS     YEAR      SIX MONTHS     YEAR
                                                        ENDED        ENDED       ENDED        ENDED       ENDED        ENDED
                                                       MAY 31,     NOV. 30,     MAY 31,     NOV. 30,     MAY 31,     NOV. 30,
                                                         1999        1998         1999        1998         1999        1998
                                                     ------------  ---------  ------------  ---------  ------------  ---------
                                                     (UNAUDITED)              (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income............................   $    2,357   $   5,017   $      665   $     972   $    1,066   $   3,209
  Net Realized Gain (Loss) on Investment
    Securities.....................................        1,188         101       (5,422)     (8,019)      (2,067)       (950)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions...................................          286        (177)          74        (151)         935        (133)
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency.....       14,284      (4,354)      21,874       4,531       29,720     (28,633)
    Translation of Foreign Currency Denominated
      Amounts......................................          (72)         95          (39)         67            3          (1)
                                                     ------------  ---------  ------------  ---------  ------------  ---------
      Net Increase (Decrease) in Net Assets
        Resulting from Operations..................       18,043         682       17,152      (2,600)      29,657     (26,508)
                                                     ------------  ---------  ------------  ---------  ------------  ---------
Distributions From:
  Net Investment Income............................       (5,036)     (2,942)        (827)     (1,284)      (2,995)     (3,671)
  Net Realized Gains...............................           --          --           --          --           --      (5,808)
                                                     ------------  ---------  ------------  ---------  ------------  ---------
      Total Distributions..........................       (5,036)     (2,942)        (827)     (1,284)      (2,995)     (9,479)
                                                     ------------  ---------  ------------  ---------  ------------  ---------
Capital Share Transactions (1):
  Shares Issued....................................       51,750     127,735       25,479      34,679       11,961      26,870
  Shares Issued in Lieu of Cash Distributions......        5,036       2,942          827       1,284        2,995       9,479
  Shares Redeemed..................................     (124,601)    (84,894)     (27,438)    (26,382)      (3,514)    (22,352)
                                                     ------------  ---------  ------------  ---------  ------------  ---------
      Net Increase (Decrease) From Capital Shares
        Transactions...............................      (67,815)     45,783       (1,132)      9,581       11,442      13,997
                                                     ------------  ---------  ------------  ---------  ------------  ---------

      Total Increase (Decrease)....................      (54,808)     43,523       15,193       5,697       38,104     (21,990)

NET ASSETS
  Beginning of Period..............................      273,992     230,469      119,714     114,017       89,330     111,320
                                                     ------------  ---------  ------------  ---------  ------------  ---------
  End of Period....................................   $  219,184   $ 273,992   $  134,907   $ 119,714   $  127,434   $  89,330
                                                     ------------  ---------  ------------  ---------  ------------  ---------
                                                     ------------  ---------  ------------  ---------  ------------  ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................        6,619      16,168        2,694       3,866        2,048       3,947
   Shares Issued in Lieu of Cash Distributions.....          671         410           94         169          487       1,218
   Shares Redeemed.................................      (16,271)    (11,004)      (2,763)     (2,950)        (545)     (3,228)
                                                     ------------  ---------  ------------  ---------  ------------  ---------
                                                          (8,981)      5,574           25       1,085        1,990       1,937
                                                     ------------  ---------  ------------  ---------  ------------  ---------
                                                     ------------  ---------  ------------  ---------  ------------  ---------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                    THE UNITED KINGDOM       THE CONTINENTAL      THE DFA INTERNATIONAL         THE EMERGING
                                      SMALL COMPANY           SMALL COMPANY          SMALL CAP VALUE               MARKETS
                                        PORTFOLIO               PORTFOLIO               PORTFOLIO                 PORTFOLIO
                                  ----------------------  ----------------------  ----------------------  -------------------------
                                                  YEAR                    YEAR                    YEAR
                                  SIX MONTHS     ENDED    SIX MONTHS     ENDED    SIX MONTHS     ENDED    SIX MONTHS    YEAR ENDED
                                   ENDED MAY    NOV. 30,   ENDED MAY    NOV. 30,   ENDED MAY    NOV. 30,   ENDED MAY     NOV. 30,
                                   31, 1999       1998     31, 1999       1998     31, 1999       1998     31, 1999        1998
                                  -----------   --------  -----------   --------  -----------   --------  -----------   -----------
                                  (UNAUDITED)             (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income.........   $  1,563     $  3,110   $  1,534     $  2,999   $  4,953     $  8,857   $  2,060     $     2,526
  Net Realized Gain (Loss) on
    Investment Securities.......      6,269       10,986     17,112       20,674      3,023        9,582      3,090         (22,594)
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions................        (23)         (95)      (108)         (99)       200         (303)      (149)           (354)
  Change in Unrealized
    Appreciation (Depreciation)
    of:
    Investment Securities and
      Foreign Currency..........      8,271      (24,506)   (29,136)      20,213     42,783      (21,770)    60,415          (8,906)
    Translation of Foreign
      Currency Denominated
      Amounts...................         (3)          (6)      (114)         186        (80)          78        (28)              9
                                  -----------   --------  -----------   --------  -----------   --------  -----------   -----------
      Net Increase (Decrease) in
        Net Assets Resulting
        from Operations.........     16,077      (10,511)   (10,712)      43,973     50,879       (3,556)    65,388         (29,319)
                                  -----------   --------  -----------   --------  -----------   --------  -----------   -----------

Distributions From:
  Net Investment Income.........     (2,932)      (3,815)    (3,288)      (3,596)    (8,619)      (6,364)    (2,457)         (5,275)
  Net Realized Gains............    (10,987)     (12,752)   (20,671)     (16,007)    (9,575)     (14,868)        --             (40)
                                  -----------   --------  -----------   --------  -----------   --------  -----------   -----------
      Total Distributions.......    (13,919)     (16,567)   (23,959)     (19,603)   (18,194)     (21,232)    (2,457)         (5,315)
                                  -----------   --------  -----------   --------  -----------   --------  -----------   -----------
Capital Share Transactions (1):
  Shares Issued.................     17,054        2,757     31,685        8,192     68,017      157,631     43,105         126,740
  Shares Issued in Lieu of Cash
    Distributions...............     13,919       16,567     23,959       19,603     18,194       21,232      2,457           5,315
  Shares Redeemed...............    (23,053)     (43,906)   (46,887)     (85,071)   (72,388)    (134,531)   (53,481)         84,242
                                  -----------   --------  -----------   --------  -----------   --------  -----------   -----------
      Net Increase (Decrease)
        From Capital Shares
        Transactions............      7,920      (24,582)     8,757      (57,276)    13,823       44,332     (7,919)         47,813
                                  -----------   --------  -----------   --------  -----------   --------  -----------   -----------
      Total Increase
        (Decrease)..............     10,078      (51,660)   (25,914)     (32,906)    46,508       19,544     55,012          13,179

NET ASSETS
  Beginning of Period...........     79,231      130,891    199,838      232,744    450,801      431,257    225,227         212,048
                                  -----------   --------  -----------   --------  -----------   --------  -----------   -----------
  End of Period.................   $ 89,309     $ 79,231   $173,924     $199,838   $497,309     $450,801   $280,239     $   225,227
                                  -----------   --------  -----------   --------  -----------   --------  -----------   -----------
                                  -----------   --------  -----------   --------  -----------   --------  -----------   -----------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued................        846          108      2,252          469      9,275       20,265      4,894          14,812
   Shares Issued in Lieu of Cash
     Distributions..............        779          663      1,618        1,342      2,591        3,002        304             599
   Shares Redeemed..............     (1,106)      (1,669)    (3,214)      (4,942)    (9,787)     (17,729)    (6,100)         (9,868)
                                  -----------   --------  -----------   --------  -----------   --------  -----------   -----------
                                        519         (898)       656       (3,131)     2,079        5,538       (902)          5,543
                                  -----------   --------  -----------   --------  -----------   --------  -----------   -----------
                                  -----------   --------  -----------   --------  -----------   --------  -----------   -----------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                             THE DFA TWO-YEAR
                                                      THE EMERGING MARKETS      THE DFA ONE-YEAR FIXED     GLOBAL FIXED INCOME
                                                       SMALL CAP PORTFOLIO         INCOME PORTFOLIO             PORTFOLIO
                                                    -------------------------  ------------------------  ------------------------
                                                     SIX MONTHS     MARCH 5     SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                       ENDED          TO          ENDED        ENDED        ENDED        ENDED
                                                      MAY 31,      NOV. 30,      MAY 31,      NOV. 30,     MAY 31,      NOV. 30,
                                                        1999         1998          1999         1998         1999         1998
                                                    ------------  -----------  ------------  ----------  ------------  ----------
                                                    (UNAUDITED)                (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)....................   $       53    $      (5)   $   19,164   $   42,219   $    6,288   $   25,217
  Capital Gain Distributions Received from
    The DFA Investment Trust Company..............           --           --            --           --          603          897
  Net Realized Gain (Loss) on Investment
    Securities....................................        2,354          181          (109)         354          (22)      (1,915)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................          (12)          (6)           --           77           --           --
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....          185         (329)       (1,453)          --        4,970        2,141
    Translation of Foreign Currency in Denominated
      Amounts.....................................            1           --            --           --           --           --
                                                    ------------  -----------  ------------  ----------  ------------  ----------
      Net Increase (Decrease) in Net Assets
        Resulting from Operations.................        2,581         (159)       17,602       42,650       11,839       26,340
                                                    ------------  -----------  ------------  ----------  ------------  ----------

Distributions From:
  Net Investment Income...........................          (37)          --       (19,238)     (42,291)      (6,778)     (32,465)
  Net Realized Gains..............................         (181)          --          (529)        (380)          --         (816)
                                                    ------------  -----------  ------------  ----------  ------------  ----------
      Total Distributions.........................         (218)          --       (19,767)     (42,671)      (6,778)     (33,281)
                                                    ------------  -----------  ------------  ----------  ------------  ----------
Capital Share Transactions (1):
  Shares Issued...................................        4,007        5,624       207,186      352,543       93,739      141,638
  Shares Issued in Lieu of Cash Distributions.....          218           --        17,794       32,442        6,672       16,434
  Shares Redeemed.................................         (994)        (444)     (170,695)    (384,691)     (73,691)    (129,151)
                                                    ------------  -----------  ------------  ----------  ------------  ----------
      Net Increase From Capital Shares
        Transactions..............................        3,231        5,180        54,285          294       26,720       28,921
                                                    ------------  -----------  ------------  ----------  ------------  ----------
      Total Increase..............................        5,594        5,021        52,120          273       31,781       21,980

NET ASSETS
  Beginning of Period.............................        5,021           --       752,510      752,237      440,885      418,905
                                                    ------------  -----------  ------------  ----------  ------------  ----------
  End of Period...................................   $   10,615    $   5,021    $  804,630   $  752,510   $  472,666   $  440,885
                                                    ------------  -----------  ------------  ----------  ------------  ----------
                                                    ------------  -----------  ------------  ----------  ------------  ----------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................................          415          615        20,306       34,520        9,148       14,058
   Shares Issued in Lieu of Cash Distributions....           25           --         1,750        3,187          656        1,653
   Shares Redeemed................................          (99)         (63)      (13,736)     (37,674)      (7,196)     (12,799)
                                                    ------------  -----------  ------------  ----------  ------------  ----------
                                                            341          552         5,320           33        2,608        2,912
                                                    ------------  -----------  ------------  ----------  ------------  ----------
                                                    ------------  -----------  ------------  ----------  ------------  ----------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                THE DFA FIVE-YEAR      THE DFA INTERMEDIATE
                                                       THE DFA FIVE-YEAR       GLOBAL FIXED INCOME    GOVERNMENT FIXED INCOME
                                                     GOVERNMENT PORTFOLIO           PORTFOLIO                PORTFOLIO
                                                    -----------------------  -----------------------  -----------------------
                                                     SIX MONTHS     YEAR      SIX MONTHS     YEAR      SIX MONTHS     YEAR
                                                       ENDED        ENDED       ENDED        ENDED       ENDED        ENDED
                                                      MAY 31,     NOV. 30,     MAY 31,     NOV. 30,     MAY 31,     NOV. 30,
                                                        1999        1998         1999        1998         1999        1998
                                                    ------------  ---------  ------------  ---------  ------------  ---------
                                                    (UNAUDITED)              (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income...........................   $    4,889   $  10,938   $    7,313   $  11,692   $    6,515   $   9,240
  Net Realized Gain (Loss) on Investment
    Securities....................................           (3)        259          332       2,462          725       1,592
  Net Realized Gain on Foreign Currency
    Transactions..................................           --          --       15,287       7,244           --          --
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....         (601)         96      (12,447)      8,878      (13,594)      6,122
    Translation of Foreign Currency Denominated
      Amounts.....................................           --          --        1,177      (5,046)          --          --
                                                    ------------  ---------  ------------  ---------  ------------  ---------
      Net Increase (Decrease) in Net Assets
        Resulting from Operations.................        4,285      11,293       11,662      25,230       (6,354)     16,954
                                                    ------------  ---------  ------------  ---------  ------------  ---------
Distributions From:
  Net Investment Income...........................       (6,371)    (11,268)      (9,045)    (25,763)      (5,707)     (8,667)
  Net Realized Gains..............................           --          --       (2,442)     (1,482)      (1,590)       (583)
                                                    ------------  ---------  ------------  ---------  ------------  ---------
      Total Distributions.........................       (6,371)    (11,268)     (11,487)    (27,245)      (7,297)     (9,250)
                                                    ------------  ---------  ------------  ---------  ------------  ---------
Capital Share Transactions (1):
  Shares Issued...................................       40,973      75,970       98,133     148,062       25,243     110,800
  Shares Issued in Lieu of Cash Distributions.....        6,245       8,763       11,306      17,181        7,282       1,503
  Shares Redeemed.................................      (39,034)    (78,149)     (41,765)    (41,687)     (14,370)    (17,527)
                                                    ------------  ---------  ------------  ---------  ------------  ---------
      Net Increase From Capital Shares
        Transactions..............................        8,184       6,584       67,674     123,556       18,155      94,776
                                                    ------------  ---------  ------------  ---------  ------------  ---------
      Total Increase..............................        6,098       6,609       67,849     121,541        4,504     102,480

NET ASSETS
  Beginning of Period.............................      210,986     204,377      371,619     250,078      239,035     136,555
                                                    ------------  ---------  ------------  ---------  ------------  ---------
  End of Period...................................   $  217,084   $ 210,986   $  439,468   $ 371,619   $  243,539   $ 239,035
                                                    ------------  ---------  ------------  ---------  ------------  ---------
                                                    ------------  ---------  ------------  ---------  ------------  ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................................        4,018       7,436        9,284      14,232        2,219       9,587
   Shares Issued in Lieu of Cash Distributions....          621         870        1,080       1,691          634         134
   Shares Redeemed................................       (3,834)     (7,639)      (3,940)     (4,002)      (1,260)     (1,535)
                                                    ------------  ---------  ------------  ---------  ------------  ---------
                                                            805         667        6,424      11,921        1,593       8,186
                                                    ------------  ---------  ------------  ---------  ------------  ---------
                                                    ------------  ---------  ------------  ---------  ------------  ---------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               THE U.S. LARGE COMPANY PORTFOLIO
                                ---------------------------------------------------------------
                                SIX MONTHS      YEAR      YEAR      YEAR      YEAR       YEAR
                                   ENDED       ENDED     ENDED     ENDED     ENDED      ENDED
                                  MAY 31,     NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,   NOV. 30,
                                   1999         1998      1997      1996      1995       1994
-----------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $  34.61      $  28.48  $  22.73  $  18.12  $ 13.58    $ 13.91
                                -----------   --------  --------  --------  --------   --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......      0.30          0.43      0.42      0.41     0.35       0.37
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............      4.09          6.20      5.89      4.52     4.57      (0.22)
                                -----------   --------  --------  --------  --------   --------
    Total From Investment
      Operations..............      4.39          6.63      6.31      4.93     4.92       0.15
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......     (0.28)        (0.43)    (0.43)    (0.31)   (0.36)     (0.37)
  Net Realized Gains..........     (0.17)        (0.07)    (0.13)    (0.01)   (0.02)     (0.11)
                                -----------   --------  --------  --------  --------   --------
    Total Distributions.......     (0.45)        (0.50)    (0.56)    (0.32)   (0.38)     (0.48)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $  38.55      $  34.61  $  28.48  $  22.73  $ 18.12    $ 13.58
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Total Return..................     12.57%#       23.56%    28.26%    27.49%   36.54%      1.04%
-----------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $726,566      $549,962  $343,537  $187,757  $97,111    $48,638
Ratio of Expenses to Average
  Net Assets**................      0.15%*        0.15%     0.15%     0.21%    0.24%      0.24%
Ratio of Expenses to Average
  Net Assets (Excluding
  Waivers and Assumption of
  Expenses)**.................      0.31%*        0.32%     0.35%     0.45%    0.46%      0.66%
Ratio of Net Investment Income
  to Average Net Assets.......      1.28%*        1.39%     1.66%     2.10%    2.29%      2.75%
Ratio of Net Investment Income
  to Average Net Assets
  (Excluding Waivers and
  Assumption of Expenses)**...      1.11%*        1.21%     1.46%     1.85%    2.23%      2.64%
Portfolio Turnover Rate.......       N/A           N/A       N/A       N/A      N/A        N/A
Portfolio Turnover Rate of
  Master Fund Series..........      5.01%*        9.31%     4.28%    14.09%    2.38%      8.52%
-----------------------------------------------------------------------------------------------

                                             THE ENHANCED U.S.
                                          LARGE COMPANY PORTFOLIO
                                --------------------------------------------
                                SIX MONTHS      YEAR       YEAR     JULY 3,
                                   ENDED       ENDED      ENDED        TO
                                  MAY 31,     NOV. 30,   NOV. 30,   NOV. 30,
                                   1999         1998       1997       1996
------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................   $ 14.27      $ 13.61    $ 11.83    $ 10.00
                                -----------   --------   --------   --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......      0.82         0.63       0.54       0.12
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............      0.82         2.15       2.40       1.71
                                -----------   --------   --------   --------
    Total From Investment
      Operations..............      1.64         2.78       2.94       1.83
------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......     (0.80)       (0.72)     (0.55)        --
  Net Realized Gains..........     (0.67)       (1.40)     (0.61)        --
                                -----------   --------   --------   --------
    Total Distributions.......     (1.47)       (2.12)     (1.16)        --
------------------------------
Net Asset Value, End of
  Period......................   $ 14.44      $ 14.27    $ 13.61    $ 11.83
------------------------------
------------------------------
Total Return..................     12.31%#      23.73%     27.22%     18.30%#
------------------------------
Net Assets, End of Period
  (thousands).................   $77,339      $61,536    $47,642    $29,236
Ratio of Expenses to Average
  Net Assets**................      0.42%*       0.45%      0.52%      0.65%*
Ratio of Expenses to Average
  Net Assets (Excluding
  Waivers and Assumption of
  Expenses)**.................      0.42%*       0.46%      0.54%      0.65%*
Ratio of Net Investment Income
  to Average Net Assets.......      1.10%*       4.54%      4.51%      3.44%*
Ratio of Net Investment Income
  to Average Net Assets
  (Excluding Waivers and
  Assumption of Expenses)**...      1.10%*       4.53%      4.49%      3.44%*
Portfolio Turnover Rate.......       N/A          N/A        N/A        N/A
Portfolio Turnover Rate of
  Master Fund Series..........     72.31%*      86.98%    193.78%    211.07%*
------------------------------

        *  Annualized
        #  Non-annualized
       **  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               THE U.S. LARGE CAP VALUE PORTFOLIO
                                -----------------------------------------------------------------
                                 SIX MONTHS       YEAR       YEAR      YEAR      YEAR      YEAR
                                   ENDED         ENDED      ENDED     ENDED     ENDED     ENDED
                                  MAY 31,       NOV. 30,   NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                                    1999          1998       1997      1996      1995      1994
-------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $    20.21     $    19.22  $  15.98  $  13.29  $   9.91  $  10.60
                                ------------   ----------  --------  --------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......        0.09           0.31      0.29      0.30      0.29      0.32
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............        2.83           1.83      3.60      2.62      3.55     (0.68)
                                ------------   ----------  --------  --------  --------  --------
    Total From Investment
      Operations..............        2.92           2.14      3.89      2.92      3.84     (0.36)
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......       (0.17)         (0.31)    (0.30)    (0.23)    (0.29)    (0.33)
  Net Realized Gains..........       (0.64)         (0.84)    (0.35)       --     (0.17)       --
                                ------------   ----------  --------  --------  --------  --------
    Total Distributions.......       (0.81)         (1.15)    (0.65)    (0.23)    (0.46)    (0.33)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $    22.32     $    20.21  $  19.22  $  15.98  $  13.29  $   9.91
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Total Return..................       15.12%#        11.69%    25.10%    22.20%    39.13%    (3.27)%
-------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $1,235,514     $1,080,470  $840,003  $541,149  $280,915  $197,566
Ratio of Expenses to Average
  Net
  Assets......................        0.33%*(a)       0.33%(a)     0.35%(a)     0.36%(a)     0.42%(a)     0.44%(a)
Ratio of Net Investment Income
  to Average Net Assets.......        0.77%*         1.57%     1.70%     2.17%     2.49%     3.50%
Portfolio Turnover Rate.......         N/A            N/A       N/A       N/A       N/A       N/A
Portfolio Turnover Rate of
  Master Fund Series..........       37.54%*        24.70%    17.71%    20.12%    29.41%    39.33%
-------------------------------------------------------------------------------------------------

                                     THE TAX-MANAGED             THE TAX-MANAGED
                                U.S. MARKETWIDE PORTFOLIO   U.S. 5-10 VALUE PORTFOLIO
                                -------------------------   -------------------------
                                      DEC. 14, 1998               DEC. 11, 1998
                                           TO                          TO
                                         MAY 31,                     MAY 31,
                                          1999                        1999
------------------------------
                                       (UNAUDITED)                 (UNAUDITED)
Net Asset Value, Beginning of
  Period......................          $ 10.00                     $  10.00
                                       --------                   ----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......             0.04                         0.02
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............             1.72                         1.37
                                       --------                   ----------
    Total From Investment
      Operations..............             1.76                         1.39
------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......            (0.01)                          --
  Net Realized Gains..........               --                           --
                                       --------                   ----------
    Total Distributions.......            (0.01)                          --
------------------------------
Net Asset Value, End of
  Period......................          $ 11.75                     $  11.39
------------------------------
------------------------------
Total Return..................            17.58%#                      13.90%#
------------------------------
Net Assets, End of Period
  (thousands).................          $54,304                     $209,123
Ratio of Expenses to Average
  Net
  Assets......................             0.94%*(a)(b)                 0.72%*(b)
Ratio of Net Investment Income
  to Average Net Assets.......             1.66%*(b)                    0.71%*(b)
Portfolio Turnover Rate.......              N/A                         6.75%*
Portfolio Turnover Rate of
  Master Fund Series..........             4.77%*                        N/A
------------------------------

        *  Annualized
        #  Non-Annualized
      (a)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
      (b)  Because of commencement of operations and related preliminary transaction costs including organization costs, these ratios are not necessarily indicative of future ratios.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          THE U.S. 6-10 VALUE PORTFOLIO
                      ----------------------------------------------------------------------
                       SIX MONTHS       YEAR        YEAR        YEAR       YEAR      YEAR
                         ENDED         ENDED       ENDED       ENDED      ENDED      ENDED
                        MAY 31,       NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,  NOV. 30,
                          1999          1998        1997        1996       1995      1994
--------------------------------------------------------------------------------------------
                      (UNAUDITED)
Net Asset Value,
  Beginning of
  Period............  $    19.09     $    22.09  $    17.00  $    14.03  $  11.13  $  11.04
                      ------------   ----------  ----------  ----------  --------  ---------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net Investment
    Income..........        0.24           0.12        0.07        0.11      0.10      0.14
  Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized).....        1.19          (2.10)       5.49        2.93      3.06      0.10
                      ------------   ----------  ----------  ----------  --------  ---------
    Total From
      Investment
      Operations....        1.43          (1.98)       5.56        3.04      3.16      0.24
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income..........       (0.33)         (0.10)      (0.11)      (0.02)    (0.10)    (0.15)
  Net Realized
    Gains...........       (1.20)         (0.92)      (0.36)      (0.05)    (0.16)       --
                      ------------   ----------  ----------  ----------  --------  ---------
    Total
    Distributions...       (1.53)         (1.02)      (0.47)      (0.07)    (0.26)    (0.15)
--------------------------------------------------------------------------------------------
Net Asset Value, End
  of Period.........  $    18.99     $    19.09  $    22.09  $    17.00  $  14.03  $  11.13
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Total Return........        8.36%#        (9.32)%      33.57%      21.70%    28.41%     2.19%
--------------------------------------------------------------------------------------------
Net Assets, End of
  Period
  (thousands).......  $2,628,099     $2,350,094  $2,098,654  $1,207,298  $609,950  $344,148
Ratio of Expenses to
  Average Net
  Assets**..........        0.58%*         0.58%       0.60%       0.61%     0.64%     0.66%
Ratio of Net
  Investment Income
  (Loss) to Average
  Net Assets........       (0.14)%*        0.57%       0.37%       0.78%     0.85%     1.69%
Portfolio Turnover
  Rate..............         N/A            N/A         N/A         N/A       N/A       N/A
Portfolio Turnover
  Rate of Master
  Fund Series.......       27.01%*        22.51%      25.47%      14.91%    20.62%     8.22%
--------------------------------------------------------------------------------------------

                                  THE U.S. 6-10 SMALL COMPANY PORTFOLIO
                      --------------------------------------------------------------
                      SIX MONTHS      YEAR      YEAR      YEAR      YEAR      YEAR
                         ENDED       ENDED     ENDED     ENDED     ENDED     ENDED
                        MAY 31,     NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                         1999         1998      1997      1996      1995      1994
--------------------
                      (UNAUDITED)
Net Asset Value,
  Beginning of
  Period............   $  13.77     $  16.89  $  14.53  $  12.64  $  11.08  $  11.43
                      -----------   --------  --------  --------  --------  --------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net Investment
    Income..........       0.31         0.08      0.09      0.11      0.09      0.09
  Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized).....       0.77        (1.55)     3.42      2.20      2.81     (0.07)
                      -----------   --------  --------  --------  --------  --------
    Total From
      Investment
      Operations....       1.08        (1.47)     3.51      2.31      2.90      0.02
--------------------
LESS DISTRIBUTIONS
  Net Investment
    Income..........      (0.38)       (0.08)    (0.12)    (0.02)    (0.14)    (0.09)
  Net Realized
    Gains...........      (0.97)       (1.57)    (1.03)    (0.40)    (1.20)    (0.28)
                      -----------   --------  --------  --------  --------  --------
    Total
    Distributions...      (1.35)       (1.65)    (1.15)    (0.42)    (1.34)    (0.37)
--------------------
Net Asset Value, End
  of Period.........   $  13.50     $  13.77  $  16.89  $  14.53  $  12.64  $  11.08
--------------------
--------------------
Total Return........       8.75%#      (9.27)%    26.12%    18.73%    28.75%     0.22%
--------------------
Net Assets, End of
  Period
  (thousands).......   $351,903     $324,590  $337,992  $234,194  $186,644  $112,137
Ratio of Expenses to
  Average Net
  Assets**..........       0.44%*       0.43%     0.45%     0.48%     0.49%     0.53%
Ratio of Net
  Investment Income
  (Loss) to Average
  Net Assets........      (0.09)%*      0.47%     0.48%     0.75%     0.83%     0.72%
Portfolio Turnover
  Rate..............        N/A          N/A       N/A       N/A       N/A       N/A
Portfolio Turnover
  Rate of Master
  Fund Series.......      26.79%*      29.15%    30.04%    32.38%    21.16%    27.65%
--------------------

        *  Annualized
        #  Non-Annualized
       **  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                TAX-MANAGED
                                U.S. 6-10
                                  SMALL
                                 COMPANY
                                ----------                      THE U.S. 9-10 SMALL COMPANY PORTFOLIO
                                 DEC. 15,    ---------------------------------------------------------------------------
                                   1998      SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                                    TO         ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                 MAY 31,      MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                   1999         1999         1998         1997         1996         1995         1994
------------------------------------------------------------------------------------------------------------------------
                                (UNAUDITED)  (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $   10.00    $   10.65    $   13.99    $    12.14   $    11.03   $     8.49   $     8.69
                                ----------   ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................       0.01        (0.02)        0.02          0.03         0.03         0.05         0.01
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............       1.22         0.79        (1.44)         3.01         1.85         2.61         0.40
                                ----------   ----------   ----------   ----------   ----------   ----------   ----------
    Total From Investment
      Operations..............       1.23         0.77        (1.42)         3.04         1.88         2.66         0.41
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......         --        (0.02)       (0.03)        (0.03)       (0.01)       (0.04)       (0.03)
  Net Realized Gains..........         --        (0.13)       (1.89)        (1.16)       (0.76)       (0.08)       (0.58)
                                ----------   ----------   ----------   ----------   ----------   ----------   ----------
    Total Distributions.......         --        (0.15)       (1.92)        (1.19)       (0.77)       (0.12)       (0.61)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $   11.23    $   11.27    $   10.65    $    13.99   $    12.14   $    11.03   $     8.49
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total Return..................      12.30%#       7.37%#     (11.14)%       27.46%       18.05%       31.37%        5.06%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $  35,844    $1,405,057   $1,338,510   $1,509,427   $1,181,804   $  925,474   $  659,221
Ratio of Expenses to Average
  Net Assets..................       1.08%*(a)      0.59%(b)      0.59%(b)       0.60%       0.61%       0.62%       0.65%
Ratio of Net Investment Income
  (Loss) to Average Net
  Assets......................       0.24%*(a)     (0.23)%*      0.18%       0.21%        0.22%        0.45%        0.16%
Portfolio Turnover Rate.......       2.79%*        N/A          N/A         27.81%       23.68%       24.65%       16.56%
Portfolio Turnover Rate of
  Master Fund Series..........        N/A        21.31%*      26.44%          N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------

        *  Annualized
        #  Non-Annualized
      (a)  Because of commencement of operations and related preliminary transaction costs, including organization costs, these ratios are not necessarily indicative of future ratios.
      (b)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  THE DFA REAL ESTATE SECURITIES PORTFOLIO
                                ----------------------------------------------------------------------------
                                SIX MONTHS                                               YEAR        YEAR
                                  ENDED         YEAR          YEAR          YEAR         ENDED       ENDED
                                 MAY 31,     ENDED NOV.    ENDED NOV.    ENDED NOV.    NOV. 30,    NOV. 30,
                                   1999       30, 1998      30, 1997      30, 1996       1995        1994
------------------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period                        $   13.00    $     15.53   $    12.65    $    10.00    $   9.28    $  10.92
                                ----------   -----------   -----------   -----------   ---------   ---------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......       0.37           0.74         0.88          0.71        0.61        0.37
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............       0.46          (2.52)        2.68          2.08        0.68       (1.65)
                                ----------   -----------   -----------   -----------   ---------   ---------
    Total From Investment
      Operations..............       0.83          (1.78)        3.56          2.79        1.29       (1.28)
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......      (0.65)         (0.75)       (0.68)        (0.14)      (0.46)      (0.28)
  Net Realized Gains..........         --             --           --            --          --          --
    Tax Return of Capital.....         --             --           --            --       (0.11)      (0.08)
                                ----------   -----------   -----------   -----------   ---------   ---------
    Total Distributions.......      (0.65)         (0.75)       (0.68)        (0.14)      (0.57)      (0.36)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $   13.18    $     13.00   $    15.53    $    12.65    $  10.00    $   9.28
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Total Return..................       6.87%#       (12.01)%      29.13%        28.24%      14.00%     (11.76)%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $ 123,689    $   106,544   $   95,072    $   64,390    $ 43,435    $ 30,456
Ratio of Expenses to Average
  Net Assets..................       0.47%*         0.46%        0.48%         0.71%       0.82%       0.90%
Ratio of Net Investment Income
  to Average Net Assets.......       6.68%*         5.95%        5.73%         7.08%       6.76%       3.90%
Portfolio Turnover Rate.......       9.05%*         2.55%       30.73%        11.25%       0.66%      28.87%
------------------------------------------------------------------------------------------------------------

                                                 THE LARGE CAP INTERNATIONAL PORTFOLIO
                                -----------------------------------------------------------------------
                                SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                                   ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                  MAY 31,     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                   1999         1998        1997        1996        1995        1994
------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period                         $  16.28     $   14.27   $  14.18    $  12.60    $  11.91    $  11.26
                                -----------   ---------   ---------   ---------   ---------   ---------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......       0.16          0.23       0.23        0.21        0.15        0.09
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............       0.37          2.03       0.15        1.39        0.95        1.11
                                -----------   ---------   ---------   ---------   ---------   ---------
    Total From Investment
      Operations..............       0.53          2.26       0.38        1.60        1.10        1.20
------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......      (0.26)        (0.25)     (0.21)      (0.02)      (0.18)      (0.09)
  Net Realized Gains..........         --            --      (0.08)         --       (0.23)      (0.46)
    Tax Return of Capital.....         --            --         --          --          --          --
                                -----------   ---------   ---------   ---------   ---------   ---------
    Total Distributions.......      (0.26)        (0.25)     (0.29)      (0.02)      (0.18)      (0.09)
------------------------------
Net Asset Value, End of
  Period......................   $  16.55     $   16.28   $  14.27    $  14.18    $  12.60    $  11.91
------------------------------
------------------------------
Total Return..................       3.28%#       16.13%      2.80%      12.68%       9.37%      10.74%
------------------------------
Net Assets, End of Period
  (thousands).................   $167,905     $ 114,593   $ 87,223    $ 79,322    $ 67,940    $ 55,635
Ratio of Expenses to Average
  Net Assets..................       0.52%*        0.47%      0.47%       0.58%       0.57%       0.66%
Ratio of Net Investment Income
  to Average Net Assets.......       1.98%*        1.63%      1.69%       1.57%       1.84%       1.18%
Portfolio Turnover Rate.......       0.35%*        4.36%      2.31%      17.65%      24.44%      33.15%
------------------------------

        *  Annualized
        #  Non-Annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                 THE TAX-
                                  MANAGED
                                    DFA
                                INTERNATIONAL
                                   VALUE
                                 PORTFOLIO
                                -----------              THE INTERNATIONAL SMALL COMPANY PORTFOLIO
                                 APRIL 16,    ----------------------------------------------------------------
                                   1999       SIX MONTHS         YEAR              YEAR             OCT. 1,
                                    TO          ENDED            ENDED             ENDED              TO
                                  MAY 31,      MAY 31,         NOV. 30,          NOV. 30,          NOV. 30,
                                   1999          1999            1998              1997              1996
--------------------------------------------------------------------------------------------------------------
                                (UNAUDITED)   (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $    10.00    $    7.82      $        7.82     $        9.96     $       10.00
                                -----------   ----------     -------------     -------------     -------------
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income.........        0.04         0.09               0.15              0.10              0.01
Net Gains (Losses) on
  Securities (Realized and
  Unrealized).................       (0.53)        0.65              (0.04)            (2.22)            (0.05)
                                -----------   ----------     -------------     -------------     -------------
    Total From Investment
     Operations...............       (0.49)        0.74               0.11             (2.12)            (0.04)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......        0.00        (0.15)             (0.11)            (0.02)               --
  Net Realized Gains..........          --           --                 --                --                --
                                -----------   ----------     -------------     -------------     -------------
    Total Distributions.......        0.00        (0.15)             (0.11)            (0.02)               --
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  $     9.51    $    8.41      $        7.82     $        7.82     $        9.96
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Total Return..................       (4.90%)#      9.68%#             1.49%           (21.35)%           (0.40)%#
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $   12,554    $ 219,184      $     273,992     $     230,469     $     104,118
Ratio of Expenses to Average
  Net Assets**................        3.15%*(a)      0.74%*           0.73%             0.75%             0.70%*
Ratio of Expenses to Average
  Net Assets (Excluding
  Waivers and Assumption of
  Expenses)...................        3.15%*(a)      0.73%*           0.73%             0.75%             0.79%*
Ratio of Net Investment Income
  to Average Net Assets.......        3.94%*(a)      1.89%*           1.62%             1.46%             0.54%*
Ratio of Net Investment Income
  to Average Net Assets
  (Excluding Waivers and
  Assumption of Expenses).....        3.94%*(a)      1.60%*           1.62%             1.46%             0.45%*
Portfolio Turnover Rate.......        0.00%      N/A***             N/A***            N/A***            N/A***
--------------------------------------------------------------------------------------------------------------

        *  Annualized
        #  Non-Annualized
       **  For The International Small Company, the Expense Ratios represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series for the period November 30, 1996 and subsequent periods.
      ***  Refer to the respective Master Fund Series
      (a)  Because of commencement of operations and related preliminary transaction costs, including organization costs, these ratios are not necessarily indicative of future ratios.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                          THE PACIFIC RIM SMALL
                                                 THE JAPANESE SMALL COMPANY PORTFOLIO                       COMPANY PORTFOLIO
                                ----------------------------------------------------------------------   ------------------------
                                   SIX                                                                      SIX
                                 MONTHS       YEAR        YEAR        YEAR        YEAR         YEAR       MONTHS         YEAR
                                  ENDED       ENDED       ENDED       ENDED       ENDED       ENDED        ENDED        ENDED
                                 MAY 31,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,     NOV. 30,     MAY 31,      NOV. 30,
                                  1999        1998        1997        1996        1995         1994        1999          1998
---------------------------------------------------------------------------------------------------------------------------------
                                (UNAUDITED)                                                              (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $   9.10    $    9.45   $   21.03   $   22.78   $   25.06   $  19.96     $   6.55      $   9.52
                                ---------   ---------   ---------   ---------   ---------   ----------   ---------   ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......      0.01         0.07        0.09        0.07        0.06       0.05         0.07          0.25
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............      1.19        (0.31)     (10.45)      (1.45)      (1.65)      5.76         1.76         (2.40)
                                ---------   ---------   ---------   ---------   ---------   ----------   ---------   ------------
    Total From Investment
      Operations..............      1.20        (0.24)     (10.36)      (1.38)      (1.59)      5.81         1.83         (2.15)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......     (0.06)       (0.11)      (0.06)      (0.01)      (0.06)     (0.04)       (0.22)        (0.32)
  Net Realized Gains..........        --           --       (1.16)      (0.36)      (0.63)     (0.67)          --         (0.50)
                                ---------   ---------   ---------   ---------   ---------   ----------   ---------   ------------
    Total Distributions.......     (0.06)       (0.11)      (1.22)      (0.37)      (0.69)     (0.71)       (0.22)        (0.82)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $  10.24    $    9.10   $    9.45   $   21.03   $   22.78   $  25.06     $   8.16      $   6.55
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total Return..................     13.33%#      (2.37)%    (51.90)%     (6.28)%     (6.54)%    29.59%       29.06%#      (23.98)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $134,907    $ 119,714   $ 114,017   $ 294,120   $ 371,113   $330,674     $127,434      $ 89,330
Ratio of Expenses to Average
  Net Assets**................      0.74%*       0.74%       0.73%       0.72%       0.74%      0.76%        0.80%*        0.84%
Ratio of Net Investment Income
  to Average Net Assets.......      1.04%*       0.84%       0.50%       0.24%       0.25%      0.10%        2.25%*        3.51%
Portfolio Turnover Rate.......       N/A          N/A         N/A       18.52%*(a)      7.79%    10.51%       N/A           N/A
Portfolio Turnover Rate of
  Master Fund Series..........      5.58%*       8.14%      13.17%       1.67%*(b)       N/A      N/A        7.82%*       25.84%
---------------------------------------------------------------------------------------------------------------------------------

                                    YEAR           YEAR           YEAR           YEAR
                                   ENDED          ENDED          ENDED          ENDED
                                  NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                    1997           1996           1995           1994
------------------------------
Net Asset Value, Beginning of
  Period......................    $    16.63     $    14.38     $    15.98     $    16.45
                                ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......          0.32           0.27           0.34           0.23
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............         (6.22)          2.40          (1.33)          0.47
                                ------------   ------------   ------------   ------------
    Total From Investment
      Operations..............         (5.90)          2.67          (0.99)          0.70
------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......         (0.33)         (0.02)         (0.34)         (0.23)
  Net Realized Gains..........         (0.88)         (0.40)         (0.27)         (0.94)
                                ------------   ------------   ------------   ------------
    Total Distributions.......         (1.21)         (0.42)         (0.61)         (1.17)
------------------------------
Net Asset Value, End of
  Period......................    $     9.52     $    16.63     $    14.38     $    15.98
------------------------------
------------------------------
Total Return..................        (38.07)%        19.06%         (6.27)%         4.26%
------------------------------
Net Assets, End of Period
  (thousands).................    $  111,320     $  215,542     $  193,137     $  212,953
Ratio of Expenses to Average
  Net Assets**................          0.84%          0.84%          0.83%          0.95%
Ratio of Net Investment Income
  to Average Net Assets.......          1.95%          1.70%          2.22%          1.47%
Portfolio Turnover Rate.......           N/A           7.05%*(a)         5.95%        26.05%
Portfolio Turnover Rate of
  Master Fund Series..........         24.00%          8.04%(b)          N/A          N/A
------------------------------

        *  Annualized
        #  Non-annualized
       **  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
      (a)  Portfolio turnover calculated for the period December 1, 1995 to August 9, 1996 (through the date on which the portfolio transferred its investable assets to its corresponding Master Fund series in a tax-free exchange).
      (b)  Calculated for the period August 9 to November 30, 1996.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               THE UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                -------------------------------------------------------------------------
                                                              YEAR        YEAR        YEAR        YEAR
                                SIX MONTHS    YEAR ENDED      ENDED       ENDED       ENDED       ENDED
                                 ENDED MAY     NOV. 30,     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                 31, 1999        1998         1997        1996        1995        1994
---------------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $    21.63    $    28.69    $   28.47   $   24.09   $   23.20   $   21.22
                                -----------   -----------   ---------   ---------   ---------   ---------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......        0.36          0.87         0.81        0.72        0.84        0.48
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............        3.21         (4.27)        1.46        5.31        1.12        2.03
                                -----------   -----------   ---------   ---------   ---------   ---------
    Total From Investment
     Operations...............        3.57         (3.40)        2.27        6.03        1.96        2.51
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......       (0.81)        (0.84)       (0.73)      (0.06)      (0.76)      (0.53)
  Net Realized Gains..........       (3.04)        (2.82)       (1.32)      (1.59)      (0.31)         --
                                -----------   -----------   ---------   ---------   ---------   ---------
    Total Distributions.......       (3.85)        (3.66)       (2.05)      (1.65)      (1.07)      (0.53)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $    21.35    $    21.63    $   28.69   $   28.47   $   24.09   $   23.20
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Total Return..................       19.96%#      (13.56)%       8.45%      26.76%       8.39%      11.85%
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $   89,309    $   79,231    $ 130,891   $ 166,789   $ 167,730   $ 214,113
Ratio of Expenses to Average
  Net Assets**................        0.74%*        0.72%        0.70%       0.73%       0.72%       0.74%
Ratio of Net Investment Income
  to Average Net Assets.......        3.61%*        2.87%        2.40%       2.49%       2.51%       1.95%
Portfolio Turnover Rate.......         N/A           N/A          N/A        3.72%*(a)      7.82%     10.75%
Portfolio Turnover Rate of
  Master Fund Series..........        5.92%*       11.26%        4.26%       4.55%*(b)       N/A       N/A
---------------------------------------------------------------------------------------------------------

        *  Annualized
        #  Non-annualized
       **  Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series for the period ended
           November 30, 1996 and subsequent periods.
      (a)  Portfolio turnover calculated for the period December 1, 1995 to August 9, 1996 (through the date on which the portfolio transferred its investable assets to its corresponding Master Fund Series in a tax-free exchange).
      (b)  Calculated for the period August 9 to November 30, 1996.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              THE CONTINENTAL SMALL COMPANY PORTFOLIO
                                --------------------------------------------------------------------
                                SIX MONTHS      YEAR      YEAR        YEAR          YEAR      YEAR
                                   ENDED       ENDED     ENDED        ENDED        ENDED     ENDED
                                  MAY 31,     NOV. 30,  NOV. 30,    NOV. 30,      NOV. 30,  NOV. 30,
                                   1999         1998      1997        1996          1995      1994
----------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................   $  17.42     $  15.94  $  15.26  $   14.13       $  14.63  $  12.62
                                -----------   --------  --------  -------------   --------  --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......       0.12         0.28      0.29       0.30           0.29      0.18
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............      (1.09)        2.55      1.55       1.58          (0.48)     2.10
                                -----------   --------  --------  -------------   --------  --------
    Total From Investment
      Operations..............      (0.97)        2.83      1.84       1.88          (0.19)     2.28
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......      (0.29)       (0.25)    (0.29)     (0.02)         (0.29)    (0.19)
  Net Realized Gains..........      (1.82)       (1.10)    (0.87)     (0.73)         (0.02)    (0.07)
  Tax Return of Capital.......         --           --        --         --             --     (0.01)
                                -----------   --------  --------  -------------   --------  --------
    Total Distributions.......      (2.11)       (1.35)    (1.16)     (0.75)         (0.31)    (0.27)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................   $  14.34     $  17.42  $  15.94  $   15.26       $  14.13  $  14.63
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Total Return..................      (5.94)%#     19.42%    13.02%     13.96%         (1.33)%    18.19%
----------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................   $173,924     $199,838  $232,744  $ 299,325       $314,116  $340,992
Ratio of Expenses to Average
  Net Assets**................       0.72%*       0.70%     0.72%      0.73%          0.74%     0.77%
Ratio of Net Investment Income
  to Average Net Assets.......       1.64%*       1.32%     1.41%      1.81%          1.69%     1.21%
Portfolio Turnover Rate.......        N/A          N/A       N/A       3.67%*(a)      9.79%    10.22%
Portfolio Turnover Rate of
  Master Fund Series..........       4.16%*       0.74%     3.46%      6.69%*(b)       N/A       N/A
----------------------------------------------------------------------------------------------------

                                               THE DFA INTERNATIONAL
                                             SMALL CAP VALUE PORTFOLIO
                                ----------------------------------------------------
                                SIX MONTHS      YEAR      YEAR      YEAR    DEC. 30,
                                   ENDED       ENDED     ENDED     ENDED    1994 TO
                                  MAY 31,     NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                                   1999         1998      1997      1996      1995
------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................   $   7.54     $   7.95  $  10.45  $   9.68  $  10.00
                                -----------   --------  --------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......       0.08         0.15      0.12      0.11      0.05
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............       0.73        (0.16)    (2.19)     0.66     (0.32)
                                -----------   --------  --------  --------  --------
    Total From Investment
      Operations..............       0.81        (0.01)    (2.07)     0.77     (0.27)
------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......      (0.15)       (0.12)    (0.13)       --     (0.04)
  Net Realized Gains..........      (0.16)       (0.28)    (0.30)       --     (0.01)
  Tax Return of Capital.......         --           --        --        --        --
                                -----------   --------  --------  --------  --------
    Total Distributions.......      (0.31)       (0.40)    (0.43)       --     (0.05)
------------------------------
Net Asset Value, End of
  Period......................   $   8.04     $   7.54  $   7.95  $  10.45  $   9.68
------------------------------
------------------------------
Total Return..................      11.31%#       0.17%   (20.60)%     8.01%    (2.73)%#
------------------------------
Net Assets, End of Period
  (thousands).................   $497,309     $450,801  $431,257  $375,488  $147,125
Ratio of Expenses to Average
  Net Assets**................       0.86%*       0.86%     0.90%     0.99%     1.23%*
Ratio of Net Investment Income
  to Average Net Assets.......       2.14%*       1.85%     1.47%     1.38%     1.43%*
Portfolio Turnover Rate.......      12.59%*      18.71%    13.63%    14.52%     1.62%*
Portfolio Turnover Rate of
  Master Fund Series..........        N/A          N/A       N/A       N/A       N/A
------------------------------

        #  Non-annualized
        *  Annualized
       **  Represents the combined ratios for The Continental Small Company Portfolio and its pro-rata share of its Master Fund
           Series for the period ended November 30, 1996 and subsequent periods.
      (a)  Portfolio turnover calculated for the period December 1, 1995 to August 9, 1996, (through the date on which the portfolio transferred its investable assets to its corresponding Master Fund Series in a tax-free exchange).
      (b)  Items calculated for the period August 9 to November 30, 1996.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 THE EMERGING MARKETS PORTFOLIO
                                ----------------------------------------------------------------
                                SIX MONTHS      YEAR      YEAR      YEAR      YEAR     APRIL 25
                                   ENDED       ENDED     ENDED     ENDED     ENDED        TO
                                  MAY 31,     NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,   NOV. 30,
                                   1999         1998      1997      1996      1995       1994
------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $   8.16      $   9.61  $  11.71  $  10.35  $ 11.30    $ 10.00
                                -----------   --------  --------  --------  --------   ---------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................      0.06          0.13      0.12      0.09     0.06      (0.02)
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............      2.36         (1.32)    (2.13)     1.27    (0.96)      1.32
                                -----------   --------  --------  --------  --------   ---------
    Total From Investment
      Operations..............      2.42         (1.19)    (2.01)     1.36    (0.90)      1.30
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Net Investment Income.........     (0.09)        (0.26)    (0.09)       --    (0.05)        --
  Net Realized Gains..........        --            --        --        --       --         --
                                -----------   --------  --------  --------  --------   ---------
    Total Distributions.......     (0.09)        (0.26)    (0.09)       --    (0.05)        --
------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $  10.49      $   8.16  $   9.61  $  11.71  $ 10.35    $ 11.30
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Total Return..................     30.04%#      (12.57)%   (17.27)%    13.18%   (7.96)%   13.00%#
------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $280,239      $225,227  $212,048  $162,025  $49,337    $15,731
Ratio of Expenses to Average
  Net Assets**................      0.95%*        1.00%     0.99%     1.15%    1.58%      2.43%*
Ratio of Net Investment Income
  to Average Net Assets.......      1.71%*        1.19%     1.19%     1.14%    0.98%     (0.44)%*
Portfolio Turnover Rate.......       N/A           N/A       N/A       N/A      N/A        N/A
Portfolio Turnover Rate of
  Master Fund Series..........     17.44%*        9.76%     0.54%     0.37%    8.17%      1.28%*
------------------------------------------------------------------------------------------------

                                 THE EMERGING MARKETS
                                 SMALL CAP PORTFOLIO
                                ----------------------
                                SIX MONTHS    MARCH 5,
                                   ENDED         TO
                                  MAY 31,     NOV. 30,
                                   1999         1998
------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................    $  9.09      $10.00
                                -----------   --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................       0.08       (0.01)
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............       3.08       (0.90)
                                -----------   --------
    Total From Investment
      Operations..............       3.16       (0.91)
------------------------------
LESS DISTRIBUTIONS
Net Investment Income.........      (0.06)         --
  Net Realized Gains..........      (0.30)         --
                                -----------   --------
    Total Distributions.......      (0.36)         --
------------------------------
Net Asset Value, End of
  Period......................    $ 11.89      $ 9.09
------------------------------
------------------------------
Total Return..................      36.08%#     (9.10)%#
------------------------------
Net Assets, End of Period
  (thousands).................    $10,615      $5,021
Ratio of Expenses to Average
  Net Assets**................       1.84%*      2.36%*
Ratio of Net Investment Income
  to Average Net Assets.......       1.42%*     (0.29)%*
Portfolio Turnover Rate.......        N/A         N/A
Portfolio Turnover Rate of
  Master Fund Series..........      30.09%*     13.41%
------------------------------

        *  Annualized
        #  Non-annualized
       **  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series for the year ended November 30, 1996 and subsequent periods.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                         THE DFA ONE-YEAR FIXED INCOME PORTFOLIO (1)
                                --------------------------------------------------------------
                                SIX MONTHS      YEAR      YEAR      YEAR      YEAR      YEAR
                                   ENDED       ENDED     ENDED     ENDED     ENDED     ENDED
                                  MAY 31,     NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                                   1999         1998      1997      1996      1995      1994
----------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $  10.22      $  10.23  $  10.24  $  10.21  $  10.05  $  10.28
                                -----------   --------  --------  --------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......      0.26          0.57      0.59      0.56      0.60      0.46
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............     (0.02)           --     (0.01)     0.03      0.17     (0.21)
                                -----------   --------  --------  --------  --------  --------
    Total From Investment
      Operations..............      0.24          0.57      0.58      0.59      0.77      0.25
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......     (0.25)        (0.57)    (0.59)    (0.56)    (0.60)    (0.46)
  Net Realized Gains..........     (0.01)        (0.01)       --        --     (0.01)    (0.02)
                                -----------   --------  --------  --------  --------  --------
    Total Distributions.......     (0.26)        (0.58)    (0.59)    (0.56)    (0.61)    (0.48)
----------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $  10.20      $  10.22  $  10.23  $  10.24  $  10.21  $  10.05
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Total Return..................      2.34%#        5.74%     5.84%     5.94%     7.80%     2.48%
----------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $804,630      $752,510  $752,237  $854,521  $704,950  $592,226
Ratio of Expenses to Average
  Net Assets**................      0.21%*        0.21%     0.22%     0.21%     0.20%     0.21%
Ratio of Net Investment Income
  to Average Net Assets.......      4.85%*        5.51%     5.79%     5.39%     5.86%     4.47%
Portfolio Turnover Rate.......       N/A           N/A       N/A       N/A       N/A       N/A
Portfolio Turnover Rate of
  Master Fund Series..........     63.46%*       23.62%    82.84%    95.84%    81.31%   140.82%
----------------------------------------------------------------------------------------------

                                         THE DFA TWO-YEAR GLOBAL
                                          FIXED INCOME PORTFOLIO
                                ------------------------------------------
                                SIX MONTHS      YEAR      YEAR    FEB. 9,
                                   ENDED       ENDED     ENDED       TO
                                  MAY 31,     NOV. 30,  NOV. 30,  NOV. 30,
                                   1999         1998      1997      1996
------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................   $  10.21     $  10.40  $  10.37  $  10.00
                                -----------   --------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......       0.16         0.61      0.69      0.24
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............       0.11         0.01     (0.12)     0.35
                                -----------   --------  --------  --------
    Total From Investment
      Operations..............       0.27         0.62      0.57      0.59
------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......      (0.16)       (0.79)    (0.53)    (0.22)
  Net Realized Gains..........         --        (0.02)    (0.01)       --
                                -----------   --------  --------  --------
    Total Distributions.......      (0.16)       (0.81)    (0.54)    (0.22)
------------------------------
Net Asset Value, End of
  Period......................   $  10.32     $  10.21  $  10.40  $  10.37
------------------------------
------------------------------
Total Return..................       2.63%#       6.39%     5.66%     6.01%#
------------------------------
Net Assets, End of Period
  (thousands).................   $472,666     $440,885  $418,905  $319,343
Ratio of Expenses to Average
  Net Assets**................       0.29%*       0.29%     0.34%     0.33%*
Ratio of Net Investment Income
  to Average Net Assets.......       2.78%*       5.90%     6.70%     3.10%*
Portfolio Turnover Rate.......        N/A          N/A       N/A       N/A
Portfolio Turnover Rate of
  Master Fund Series..........      44.46%*     112.93%   119.27%    87.07%*
------------------------------

      (1)  Restated to reflect a 900% stock dividend as of January 2, 1996.
        *  Annualized
        #  Non-annualized
       **  Represents the combined ratio for the portfolio and its pro-rata share of its Master Fund Series for the period ended
           November 30, 1994 and subsequent periods.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          THE DFA FIVE-YEAR GOVERNMENT PORTFOLIO
                                                              --------------------------------------------------------------
                                                              SIX MONTHS      YEAR      YEAR      YEAR      YEAR      YEAR
                                                                 ENDED       ENDED     ENDED     ENDED     ENDED     ENDED
                                                                MAY 31,     NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                                                                 1999         1998      1997      1996      1995      1994
----------------------------------------------------------------------------------------------------------------------------
                                                              (UNAUDITED)
Net Asset Value, Beginning of Period........................  $  10.35      $  10.36  $  10.42  $  10.05  $   9.75  $  10.55
                                                              -----------   --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.....................................      0.23          0.54      0.59      0.65      0.59      0.48
  Net Gains (Losses) on Securities (Realized and
    Unrealized).............................................     (0.03)         0.01     (0.06)     0.09      0.30     (0.80)
                                                              -----------   --------  --------  --------  --------  --------
    Total From Investment Operations........................      0.20          0.55      0.53      0.74      0.89     (0.32)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.....................................     (0.31)        (0.56)    (0.59)    (0.37)    (0.59)    (0.48)
  Net Realized Gains........................................        --            --        --        --        --        --
                                                              -----------   --------  --------  --------  --------  --------
    Total Distributions.....................................     (0.31)        (0.56)    (0.59)    (0.37)    (0.59)    (0.48)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  10.24      $  10.35  $  10.36  $  10.42  $  10.05  $   9.75
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return................................................      2.03%#        5.50%     5.39%     7.51%     9.35%    (3.13)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $217,084      $210,986  $204,377  $174,386  $300,921  $235,554
Ratio of Expenses to Average Net Assets.....................      0.29%*        0.29%     0.29%     0.30%     0.28%     0.31%
Ratio of Net Investment Income to Average Net Assets........      4.67%*        5.18%     5.95%     5.63%     6.14%     5.08%
Portfolio Turnover Rate.....................................      0.00%*        6.93%    27.78%   211.97%   398.09%    52.39%
----------------------------------------------------------------------------------------------------------------------------

                                                                     THE DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                                              --------------------------------------------------------------
                                                              SIX MONTHS      YEAR      YEAR      YEAR      YEAR      YEAR
                                                                 ENDED       ENDED     ENDED     ENDED     ENDED     ENDED
                                                                MAY 31,     NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                                                                 1999         1998      1997      1996      1995      1994
------------------------------------------------------------
                                                              (UNAUDITED)
Net Asset Value, Beginning of Period........................  $  10.65      $  10.88  $  11.04  $  10.51  $   9.81  $  10.56
                                                              -----------   --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.....................................      0.39          0.45      0.48      0.50      0.39      0.35
  Net Gains (Losses) on Securities (Realized and
    Unrealized).............................................     (0.08)         0.42      0.33      0.61      1.08     (0.65)
                                                              -----------   --------  --------  --------  --------  --------
    Total From Investment Operations........................      0.31          0.87      0.81      1.11      1.47     (0.30)
------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.....................................     (0.25)        (1.04)    (0.88)    (0.58)    (0.77)    (0.44)
  Net Realized Gains........................................     (0.07)        (0.06)    (0.09)       --        --     (0.01)
                                                              -----------   --------  --------  --------  --------  --------
    Total Distributions.....................................     (0.32)        (1.10)    (0.97)    (0.58)    (0.77)    (0.45)
------------------------------------------------------------
Net Asset Value, End of Period..............................  $  10.64      $  10.65  $  10.88  $  11.04  $  10.51  $   9.81
------------------------------------------------------------
------------------------------------------------------------
Total Return................................................      2.95%#        8.78%     7.87%    11.13%    15.23%    (2.91)%
------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $439,468      $371,619  $250,078  $165,772  $208,166  $135,529
Ratio of Expenses to Average Net Assets.....................      0.39%*        0.41%     0.42%     0.46%     0.46%     0.49%
Ratio of Net Investment Income to Average Net Assets........      3.59%*        3.87%     4.50%     4.88%     5.80%     5.75%
Portfolio Turnover Rate.....................................     69.05%*       74.36%    95.12%    97.78%   130.41%   113.55%
------------------------------------------------------------

Restated to reflect a 900% stock dividend as of January 2, 1996.

        *  Annualized
        #  Non-annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 THE DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                ----------------------------------------------------------------------------------------
                                SIX MONTHS      YEAR         YEAR          YEAR              YEAR              YEAR
                                  ENDED        ENDED        ENDED         ENDED              ENDED             ENDED
                                 MAY 31,      NOV. 30,     NOV. 30,      NOV. 30,          NOV. 30,          NOV. 30,
                                   1999         1998         1997          1996              1995              1994
------------------------------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $   11.78    $    11.28   $    11.22   $      11.24      $   10.22         $   11.59
                                ----------   ----------   ----------   ------------      -------------     -------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......       0.30          0.61         0.66           0.65           0.70              0.69
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............      (0.59)         0.59         0.06          (0.13)          1.11             (1.22)
                                ----------   ----------   ----------   ------------      -------------     -------------
    Total From Investment
     Operations...............      (0.29)         1.20         0.72           0.52           1.81             (0.53)
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......      (0.28)        (0.65)       (0.66)         (0.50)         (0.70)            (0.68)
  Net Realized Gains..........      (0.08)        (0.05)          --          (0.04)         (0.09)            (0.16)
                                ----------   ----------   ----------   ------------      -------------     -------------
    Total Distributions.......      (0.36)        (0.70)       (0.66)         (0.54)         (0.79)            (0.84)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $   11.13    $    11.78   $    11.28   $      11.22      $   11.24         $   10.22
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total Return..................      (2.59)%#      11.07%        6.75%          4.98%         18.04%            (4.72)%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $ 243,539    $  239,035   $  136,555   $    107,944      $  78,087         $  60,827
Ratio of Expenses to Average
  Net Assets..................       0.23%*        0.24%        0.25%          0.26%          0.27%             0.29%
Ratio of Net Investment Income
  to Average Net Assets.......       5.43%*        5.77%        6.20%          6.22%          6.44%             6.45%
Portfolio Turnover Rate.......      13.91%*       23.79%       24.06%         30.84%         40.79%            27.15%
------------------------------------------------------------------------------------------------------------------------

Restated to reflect a 900% stock dividend as of January 2, 1996.

        *  Annualized
        #  Non-annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. Twenty-five of the Fund's thirty-four portfolios (the "Portfolios") are included in this report. Of the remaining nine portfolios, six portfolios are only available through a select group of insurance products and are presented in a separate report, two are presented in separate reports and the remaining portfolio has not yet commenced operations.

    Effective August 1, 1997, The U.S. Small Cap Value Portfolio changed its name to The U.S. 6-10 Value Portfolio.

    On December 1, 1997, The U.S. 9-10 Small Company Portfolio transferred its investable assets for shares with an equal value of The U.S. 9-10 Small Company Series of The DFA Investment Trust Company. This portfolio invests solely in this series.

    Effective December 8, 1998, The DFA Global Fixed Income Portfolio changed its name to the DFA Five-Year Global Fixed Income Portfolio.

    The following Portfolios (the "Feeder Funds") invest in a corresponding series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                                                       PERCENTAGE
                                                                                                                        OWNERSHIP
PORTFOLIOS (FEEDER FUNDS)                                     CORRESPONDING SERIES (MASTER FUNDS)                      AT 5/31/99
------------------------------------------------------------  ------------------------------------------------------  -------------
The U.S. Large Company Portfolio                              The U.S. Large Company Series                                   32%
The Enhanced U.S. Large Company Portfolio                     The Enhanced U.S. Large Company Series                         100%
The U.S. Large Cap Value Portfolio                            The U.S. Large Cap Value Series                                 65%
The Tax-Managed U.S. Marketwide                               The Tax-Managed U.S. Marketwide
  Value Portfolio                                               Value Series                                                  76%
The U.S. 6-10 Value Portfolio                                 The U.S. 6-10 Value Series                                      97%
The U.S. 6-10 Small Company Portfolio                         The U.S. 6-10 Small Company Series                              64%
The U.S. 9-10 Small Company Portfolio                         The U.S. 9-10 Small Company Series                              32%
The International Small Company Portfolio                     The Japanese Small Company Series                               28%
                                                              The Pacific Rim Small Company Series                            26%
                                                              The United Kingdom Small Company Series                         32%
                                                              The Continental Small Company Series                            31%
The Japanese Small Company Portfolio                          The Japanese Small Company Series                               72%
The Pacific Rim Small Company Portfolio                       The Pacific Rim Small Company Series                            74%
The United Kingdom Small Company Portfolio                    The United Kingdom Small Company Series                         68%
The Continental Small Company Portfolio                       The Continental Small Company Series                            69%
The Emerging Markets Portfolio                                The Emerging Markets Series                                     97%
The Emerging Markets Small Cap Portfolio                      The Emerging Markets Small Cap Series                           32%
The DFA One-Year Fixed Income Portfolio                       The DFA One-Year Fixed Income Series                            88%
The DFA Two-Year Global Fixed Income Portfolio                The DFA Two-Year Global Fixed Income Series                    100%

    Each Feeder Fund, with the exception of The International Small Company Portfolio, invests solely in a corresponding Master Fund. The International Small Company Portfolio also invests in short term temporary cash investments from time to time.

    The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by The Tax-Managed U.S. 5-10 Value Portfolio, The Tax-Managed U.S. 6-10 Small Company Portfolio and The DFA Real Estate Securities Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by The Large Cap International Portfolio, The Tax-Managed DFA International Value Portfolio and The DFA International Small Cap Value Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    Securities held by The DFA Five-Year Government Portfolio, The DFA Intermediate Government Fixed Income Portfolio and The DFA Five-Year Global Fixed Income Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values or for The U.S. Large Company Portfolio, The Tax-Managed U.S. Marketwide Value Portfolio, The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio, The Continental Small Company Portfolio, The International Small Company Portfolio, The Emerging Markets Portfolio and The Emerging Markets Small Cap Portfolio, their investment reflects their proportionate interest in the net assets of the corresponding Master Fund.

    2. FOREIGN CURRENCY: Securities, other assets and liabilities of the International Equity Portfolios and The DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates.

    The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, The DFA Five-Year Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and The DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

    The U.S. Large Company Portfolio, The Tax-Managed U.S. Marketwide Value Portfolio, The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio, The Continental Small Company Portfolio, The International Small Company Portfolio, The Emerging Markets Portfolio and The Emerging Markets Small Cap Portfolio each accrue their respective share of income, net of expenses daily on their investment in their corresponding Master Fund, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services.

    For the six months ended May 31, 1999, the Portfolios' advisory fees were computed daily and paid monthly to the Advisor based on the following effective annual rates:

The Tax-Managed U.S. 5-10 Value Portfolio.......................  .50 of 1%
The Tax-Managed U.S. 6-10 Small Company Portfolio...............  .50 of 1%
The DFA Real Estate Securities Portfolio........................  .30 of 1%
The Large Cap International Portfolio...........................  .25 of 1%
The Tax-Managed DFA International Value Portfolio...............  .50 of 1%
The DFA International Small Cap Value Portfolio.................  .65 of 1%
The DFA Five-Year Government Portfolio..........................  .20 of 1%
The DFA Five-Year Global Fixed Income Portfolio.................  .25 of 1%
The DFA Intermediate Government Fixed Income Portfolio..........  .15 of 1%

    For the six months ended May 31, 1999, the Feeder Funds computed daily and paid monthly to the Advisor an administrative fee based on the following effective annual rates:

The U.S. Large Company Portfolio.................................  .215 of 1%
The Enhanced U.S. Large Company Portfolio........................  .15 of 1%
The U.S. Large Cap Value Portfolio...............................  .15 of 1%
The Tax-Managed U.S. Marketwide Value Portfolio..................  .15 of 1%
The U.S. 6-10 Value Portfolio....................................  .30 of 1%
The U.S. 6-10 Small Company Portfolio............................  .32 of 1%
The U.S. 9-10 Small Company Portfolio............................  .40 of 1%
The International Small Company Portfolio........................  .40 of 1%
The Japanese Small Company Portfolio.............................  .40 of 1%
The Pacific Rim Small Company Portfolio..........................  .40 of 1%
The United Kingdom Small Company Portfolio.......................  .40 of 1%
The Continental Small Company Portfolio..........................  .40 of 1%
The Emerging Markets Portfolio...................................  .40 of 1%
The Emerging Markets Small Cap Portfolio.........................  .45 of 1%
The DFA One-Year Fixed Income Portfolio..........................  .10 of 1%
The DFA Two-Year Global Fixed Income Portfolio...................  .10 of 1%

    Effective August 9, 1996, the Advisor agreed to waive its administrative service fee and/or assume the direct and indirect expenses of The U.S. Large Company Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.15% of the average daily net assets of the Portfolio. Prior to that date, the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 0.24% of average daily net assets. At May 31, 1999, approximately $960,000 of previously waived fees are subject to future reimbursement to the Advisor over various periods not exceeding May 31, 2000.

    Effective August 9, 1996, the Advisor agreed to waive its administrative service fee and/or assume the direct expenses of The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio and The Continental Small Company Portfolio to the extent necessary to keep the direct annual expenses of each Portfolio to not more than 0.47% of the average daily net assets of the Portfolio.

    The Advisor has agreed to waive its administrative service fee and/or assume the direct expenses of The International Small Company Portfolio to the extent necessary to keep the direct annual expenses of the Portfolio to not more than 0.45% of the average daily net assets of the Portfolio.

    Effective August 1, 1997, the Advisor agreed to waive its administrative service fee and/or assume the direct and indirect expenses of The Enhanced U.S. Large Company Portfolio to the extent necessary to keep the annual combined expenses of the portfolio and its respective Master Fund to not more than 0.45% of the average daily net assets of the portfolio. At May 31, 1999 approximately $3,400 of previously waived fees are subject to future reimbursement to the Advisor over various periods not exceeding April 30, 2000.

    Certain officers of the Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1999, the Portfolios made the following purchases and sales of investment securities:

                                                                  U.S. GOVERNMENT       OTHER INVESTMENT
                                                                     SECURITIES            SECURITIES
                                                                --------------------  --------------------
                                                                PURCHASES    SALES    PURCHASES    SALES
                                                                ---------  ---------  ---------  ---------
                                                                  (000)      (000)      (000)      (000)
The Tax-Managed U.S. 5-10 Value Portfolio.....................         --         --  $ 190,674  $   4,147
The Tax-Managed U.S. 6-10 Small Company Portfolio.............         --         --     32,774        251
The DFA Real Estate Securities Portfolio......................         --         --     16,882      4,866
The Large Cap International Portfolio.........................         --         --     56,307        239
The DFA Tax-Managed International Value Portfolio.............         --         --     15,339         --
The DFA International Small Cap Value Portfolio...............         --         --     28,573     33,397
The DFA Five-Year Government Portfolio........................  $ 153,471         --         --         --
The DFA Five-Year Global Fixed Income Portfolio...............         --         --     87,577     83,640
The DFA Intermediate Government Fixed Income Portfolio........     17,918  $   9,869     16,435      6,352

E. INVESTMENT TRANSACTIONS:

    At May 31, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies for each Portfolio were as follows:

                                                                 GROSS           GROSS
                                                               UNREALIZED      UNREALIZED
                                                              APPRECIATION    DEPRECIATION      NET
                                                             --------------  --------------  ----------
                                                                 (000)           (000)         (000)
The U.S. Large Company Portfolio...........................    $  273,829         $(6,190)   $  267,639
The Enhanced U.S. Large Company Portfolio..................         9,069              --         9,069
The U.S. Large Cap Value Portfolio.........................       341,785              --       341,785
The Tax-Managed U.S. Marketwide Value Portfolio............         6,876            (785)        6,091
The Tax-Managed U.S. 5-10 Value Portfolio..................        29,090          (9,732)       19,358
The U.S. 6-10 Value Portfolio..............................       273,354              --       273,354
The U.S. 6-10 Small Company Portfolio......................        41,223              --        41,223
The Tax-Managed U.S. 6-10 Small Company Portfolio..........         4,836          (1,952)        2,884
The U.S. 9-10 Small Company Portfolio......................       177,137              --       177,137
The DFA Real Estate Securities Portfolio...................        27,802          (7,755)       20,047
The Large Cap International Portfolio......................        46,872         (10,295)       36,577
The Tax-Managed DFA International Value Portfolio..........            77            (669)         (592)
The International Small Company Portfolio..................        22,313         (72,485)      (50,172)
The Japanese Small Company Portfolio.......................        24,224        (169,351)     (145,127)
The Pacific Rim Small Company Portfolio....................        28,092         (78,449)      (50,357)
The United Kingdom Small Company Portfolio.................        30,085         (18,782)       11,303
The Continental Small Company Portfolio....................        76,325         (40,441)       35,884
The DFA International Small Cap Value Portfolio............        65,808        (181,077)     (115,269)
The Emerging Markets Portfolio.............................        67,646         (70,700)       (3,054)
The Emerging Markets Small Cap Portfolio...................             4            (148)         (144)
The DFA One-Year Fixed Income Portfolio....................         1,326              --         1,326
The DFA Two-Year Global Fixed Income Portfolio.............        10,362              --        10,362
The DFA Five-Year Government Portfolio.....................            25            (619)         (594)
The DFA Five-Year Global Fixed Income Portfolio............            --          (9,863)       (9,863)
The DFA Intermediate Government Fixed Income Portfolio.....         1,257          (5,354)       (4,097)

    At November 30, 1998, the following Portfolios had capital loss carryovers for federal income tax purposes:

                                                                                 EXPIRES ON NOVEMBER 30,
                                                                              -----------------------------
                                                        2002       2003       2004       2005        2006         TOTAL
                                                        ----      ------      ----      ------      -------      -------
                                                                                 (AMOUNTS IN THOUSANDS)
                                                                              -----------------------------
The U.S 9-10 Small Company Portfolio..............        --          --        --          --      $ 2,841      $ 2,841
The DFA Real Estate Securities Portfolio..........      $134          --      $381          --          127          642
The International Small Company Portfolio.........        --          --        --      $  696           --          696
The Japanese Small Company Portfolio..............        --          --        --       1,532        7,918        9,450
The Pacific Rim Small Company Portfolio...........        --          --        --          --          924          924
The Emerging Markets Portfolio....................        --          --        --          --       19,586       19,586
The DFA Five-Year Government Portfolio............        --      $7,871       887          --           --        8,758
The DFA Two-Year Global Fixed Income Portfolio....        --          --        --           5           --            5

F. COMPONENTS OF NET ASSETS AND SHARES AUTHORIZED:

                                                     AT MAY 31, 1999 NET ASSETS CONSIST OF:
                           ------------------------------------------------------------------------------------------
                                                  (AMOUNTS IN THOUSANDS,EXCEPT SHARE AMOUNTS)
                                                                  (UNAUDITED)
                                                                                          UNREALIZED
                                                                                         APPRECIATION
                                                                       UNDISTRIBUTED    (DEPRECIATION)    UNREALIZED
                                       UNDISTRIBUTED                   NET REALIZED           OF          NET FOREIGN
                                            NET        UNDISTRIBUTED      FOREIGN         INVESTMENT       EXCHANGE
                            PAID-IN     INVESTMENT     NET REALIZED      EXCHANGE       SECURITIES AND       GAIN       TOTAL NET
                            CAPITAL    INCOME (LOSS)    GAIN (LOSS)     GAIN (LOSS)    FOREIGN CURRENCY     (LOSS)        ASSETS
                           ----------  -------------   -------------   -------------   ----------------   -----------   ----------
The U.S. Large Company
 Portfolio...............  $  454,626     $ 2,045         $(2,326)             --          $272,221             --      $  726,566
The Enhanced U.S. Large
 Company Portfolio.......      63,786         152           3,335              --            10,066             --          77,339
The U.S. Large Cap Value
 Portfolio...............     811,390        (496)         71,059              --           353,561             --       1,235,514
The Tax-Managed U.S.
 Marketwide Value
 Portfolio...............      48,252         147            (186)             --             6,091             --          54,304
The Tax-Managed U.S. 5-10
 Value Portfolio.........     189,997         445            (676)             --            19,357             --         209,123
The U.S. 6-10 Value
 Portfolio...............   2,193,230      (3,162)        113,152              --           324,879             --       2,628,099
The U.S. 6-10 Small
 Company Portfolio.......     289,494      (7,694)         16,639              --            53,464             --         351,903
The Tax-Managed U.S. 6-10
 Small Company
 Portfolio...............      32,942          22              (4)             --             2,884             --          35,844
The U.S. 9-10 Small
 Company Portfolio.......   1,127,760       2,726          56,479              --           218,092             --       1,405,057
The DFA Real Estate
 Securities Portfolio....     118,656       1,831          (2,673)             --             5,875             --         123,689
The Large Cap
 International
 Portfolio...............     130,458       1,030            (222)        $    67            36,577         $   (5)        167,905
The Tax-Managed DFA
 International Value
 Portfolio...............      13,094          53              --             (13)             (592)            12          12,554
The International Small
 Company Portfolio.......     266,975       1,748             401             286           (50,172)           (54)        219,184
The Japanese Small
 Company Portfolio.......     293,645         636         (17,408)             74          (142,038)            (2)        134,907
The Pacific Rim Small
 Company Portfolio.......     179,396          24          (2,564)            935           (50,357)            --         127,434
The United Kingdom Small
 Company Portfolio.......      65,617       1,641          10,773             (23)           11,303             (2)         89,309
The Continental Small
 Company Portfolio.......     118,953       1,944          17,349            (108)           35,885            (99)        173,924


                            NUMBER OF SHARES
                               AUTHORIZED
                           ------------------
The U.S. Large Company
 Portfolio...............     200,000,000
The Enhanced U.S. Large
 Company Portfolio.......     100,000,000
The U.S. Large Cap Value
 Portfolio...............     100,000,000
The Tax-Managed U.S.
 Marketwide Value
 Portfolio...............     100,000,000
The Tax-Managed U.S. 5-10
 Value Portfolio.........     100,000,000
The U.S. 6-10 Value
 Portfolio...............     200,000,000
The U.S. 6-10 Small
 Company Portfolio.......     100,000,000
The Tax-Managed U.S. 6-10
 Small Company
 Portfolio...............     100,000,000
The U.S. 9-10 Small
 Company Portfolio.......     300,000,000
The DFA Real Estate
 Securities Portfolio....     100,000,000
The Large Cap
 International
 Portfolio...............     150,000,000
The Tax-Managed DFA
 International Value
 Portfolio...............     100,000,000
The International Small
 Company Portfolio.......     100,000,000
The Japanese Small
 Company Portfolio.......      50,000,000
The Pacific Rim Small
 Company Portfolio.......      50,000,000
The United Kingdom Small
 Company Portfolio.......      20,000,000
The Continental Small
 Company Portfolio.......      50,000,000

                                                     AT MAY 31, 1999 NET ASSETS CONSIST OF:
                           ------------------------------------------------------------------------------------------
                                                  (AMOUNTS IN THOUSANDS,EXCEPT SHARE AMOUNTS)
                                                                  (UNAUDITED)
                                                                                          UNREALIZED
                                                                                         APPRECIATION
                                                                       UNDISTRIBUTED    (DEPRECIATION)    UNREALIZED
                                       UNDISTRIBUTED                   NET REALIZED           OF          NET FOREIGN
                                            NET        UNDISTRIBUTED      FOREIGN         INVESTMENT       EXCHANGE
                            PAID-IN     INVESTMENT     NET REALIZED      EXCHANGE       SECURITIES AND       GAIN       TOTAL NET
                            CAPITAL    INCOME (LOSS)    GAIN (LOSS)     GAIN (LOSS)    FOREIGN CURRENCY     (LOSS)        ASSETS
                           ----------  -------------   -------------   -------------   ----------------   -----------   ----------
The DFA International
 Small Cap Value
 Portfolio...............  $  604,747     $ 4,185         $ 3,481         $   200          $(115,268)       $  (36)     $  497,309
The Emerging Markets
 Portfolio...............     303,301        (308)        (19,520)           (149)           (3,054)           (31)        280,239
The Emerging Markets
 Small Cap Portfolio.....       8,411           5           2,354             (12)             (144)             1          10,615
The DFA One-Year Fixed
 Income Portfolio........     803,507        (228)         (4,500)             --             5,851             --         804,630
The DFA Two-Year Global
 Fixed Income
 Portfolio...............     462,087        (407)         (1,534)             --            12,520             --         472,666
The DFA Five-Year
 Government Portfolio....     222,409       4,029          (8,759)             --              (595)            --         217,084
The DFA Five-Year Global
 Fixed Income
 Portfolio...............     428,954       3,940             353          15,287            (9,863)           797         439,468
The DFA Intermediate
 Government Fixed Income
 Portfolio...............     243,511       3,403             720              --            (4,095)            --         243,539


                            NUMBER OF SHARES
                               AUTHORIZED
                           ------------------
The DFA International
 Small Cap Value
 Portfolio...............     100,000,000
The Emerging Markets
 Portfolio...............     100,000,000
The Emerging Markets
 Small Cap Portfolio.....     100,000,000
The DFA One-Year Fixed
 Income Portfolio........     140,000,000
The DFA Two-Year Global
 Fixed Income
 Portfolio...............     100,000,000
The DFA Five-Year
 Government Portfolio....     100,000,000
The DFA Five-Year Global
 Fixed Income
 Portfolio...............     100,000,000
The DFA Intermediate
 Government Fixed Income
 Portfolio...............     100,000,000

G. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest, either directly or through its investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 28, 1999.

    2. FORWARD CURRENCY CONTRACTS: The DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 1999, The DFA Five-Year Global Fixed Income Portfolio had entered into the following contracts and the related net unrealized foreign exchange gain is reflected in the accompanying financial statements:

                                                                                          UNREALIZED
                                                                                           FOREIGN
EXPIRATION                                                                VALUE AT      EXCHANGE GAIN
   DATE                 CURRENCY SOLD               CONTRACT AMOUNT     MAY 31, 1999        (LOSS)
----------  --------------------------------------  ----------------  ----------------  --------------
 06/17/99         95,949,111  Danish Krone          $     13,865,996  $     13,503,081  $      362,915
 06/18/99         56,010,826  Australian Dollars          36,267,497        36,621,308        (353,811)
 06/21/99      8,844,102,189  Japanese Yen                71,871,145        73,200,635      (1,329,490)
 06/22/99        132,780,783  Euro Dollars               140,629,542       138,836,846       1,792,696
 06/23/99         21,368,212  Canadian Dollars            14,643,031        14,517,237         125,794
 06/23/99        245,201,222  Swedish Krona               29,079,913        28,600,465         479,448
                                                    ----------------  ----------------  --------------
                                                    $    306,357,124  $    305,279,572  $    1,077,552
                                                    ----------------  ----------------  --------------
                                                    ----------------  ----------------  --------------

    Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The DFA Five-Year Global Fixed Income Portfolio will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

H. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the six months ended May 31, 1999, borrowings under the line were as follows:

                                                                                                   MAXIMUM
                                                                                                    AMOUNT
                                            WEIGHTED        WEIGHTED      NUMBER OF    INTEREST    BORROWED
                                             AVERAGE        AVERAGE         DAYS       EXPENSE    DURING THE
                                          INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED     PERIOD
                                          -------------   ------------   -----------   -------   ------------
The DFA Real Estate Securities
  Portfolio.............................      5.19%          $254,806         12          $588      $702,500
The International Small Company
  Portfolio.............................      5.25%           320,000          1            47       320,000
The United Kingdom Small
  Company Portfolio.....................      5.29%           100,000          2            29       100,000

There were no outstanding borrowings under the line of credit at May 31, 1999.

I. REIMBURSEMENT FEES:

    Shares of The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The Continental Small Company Portfolio, The International Small Company Portfolio, The Emerging Markets Portfolio, The Emerging Markets Small Cap Portfolio and The DFA International Small Cap Value Portfolio are sold at a public offering price which is equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees are recorded as an addition to paid in capital and are used to defray the costs associated with investing proceeds of the sale of shares to investors.

    The reimbursement fees for The Japanese Small Company Portfolio and The Emerging Markets Portfolio are .50% of the net asset value of their shares. The reimbursement fees for The Pacific Rim Small Company Portfolio, The Continental Small Company Portfolio and The Emerging Markets Small Cap Portfolio 1.00% of the net asset value of their shares. The reimbursement fee for The DFA International Small Cap Value Portfolio and The International Small Company Portfolio is .675% of the net asset value of its shares.

J. SECURITIES LENDING:

    Loans of domestic security are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 1999 was reinvested into overnight repurchase agreements with Salomon Brothers, Barclays de Zoette Wedd and Fuji Securities, which was in turn collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Portfolio and value of collateral on overnight repurchase agreements at May 31, 1999, was as follows:

                                                                                        VALUE OF
                                                                                     COLLATERAL ON
                                                                       VALUE OF        OVERNIGHT
                                                       VALUE OF     COLLATERAL AND     REPURCHASE
DOMESTIC EQUITY PORTFOLIOS                            SECURITIES    INDEMNIFICATION    AGREEMENTS
--------------------------------------------------  --------------  ---------------  --------------
The Tax-Managed U.S. 5-10 Value Portfolio.........  $    5,427,500   $   6,463,200   $    6,561,859
The Tax-Managed U.S. 6-10 Small Company
  Portfolio.......................................       2,042,614       2,201,012        2,214,450
The DFA Real Estate Securities Portfolio..........       5,204,457       5,347,860        5,380,511


INTERNATIONAL EQUITY PORTFOLIOS
--------------------------------------------------
The Large Cap International Portfolio.............       7,739,696       8,069,176        8,300,419
The DFA International Small Cap Value Portfolio...      36,801,419      40,888,822       40,916,891

K. SUBSEQUENT EVENT:

    Effective June 1, 1999, the DFA Intermediate Government Fixed Income Portfolio changed its advisory fee from .15 of 1% of average net assets to .10 of 1% of average net assets.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     THE DFA INTERNATIONAL VALUE PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1999
                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company
  (36,669,926 Shares, Cost $389,527)++ at Value.........................................  $    452,874
Receivable for Investment Securities Sold...............................................           267
Receivable for Fund Shares Sold.........................................................           267
Prepaid Expenses and Other Assets.......................................................            18
                                                                                          ------------
    Total Assets........................................................................       453,426
                                                                                          ------------

LIABILITIES:
Payable for Fund Shares Redeemed........................................................           534
Accrued Expenses........................................................................            97
                                                                                          ------------
    Total Liabilities...................................................................           631
                                                                                          ------------

NET ASSETS..............................................................................  $    452,795
                                                                                          ------------
                                                                                          ------------

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)..............................................................    37,056,772
                                                                                          ------------
                                                                                          ------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................  $      12.22
                                                                                          ------------
                                                                                          ------------

NET ASSETS CONSIST OF:
Paid-In Capital.........................................................................  $    390,785
Accumulated Net Investment Loss.........................................................          (333)
Accumulated Net Realized Loss...........................................................        (1,004)
Unrealized Appreciation of Investment Securities........................................        63,347
                                                                                          ------------
    Total Net Assets....................................................................  $    452,795
                                                                                          ------------
                                                                                          ------------

--------------

++ The cost for federal income tax purposes is $395,296.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     THE DFA INTERNATIONAL VALUE PORTFOLIO

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1999
                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received From The DFA Investment Trust Company.................  $   1,746
                                                                                          ---------
EXPENSES
    Administrative Services.............................................................        448
    Accounting & Transfer Agent Fees....................................................         16
    Legal Fees..........................................................................         12
    Audit Fees..........................................................................          2
    Filing Fees.........................................................................         25
    Shareholders' Reports...............................................................         12
    Directors' Fees and Expenses........................................................          5
    Organization Costs..................................................................          2
    Other...............................................................................         --
                                                                                          ---------
        Total Expenses..................................................................        522
                                                                                          ---------
    NET INVESTMENT INCOME...............................................................      1,224
                                                                                          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital Gain Distributions Received From The DFA Investment Trust Company...............        966

Net Realized Loss on Investment Securities..............................................        (91)

Change in Unrealized Appreciation of Investment Securities..............................     14,916
                                                                                          ---------

    NET GAIN ON INVESTMENT SECURITIES...................................................     15,791
                                                                                          ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................................  $  17,015
                                                                                          ---------
                                                                                          ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     THE DFA INTERNATIONAL VALUE PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                           SIX MONTHS     YEAR
                                                                              ENDED       ENDED
                                                                             MAY 31,    NOV. 30,
                                                                              1999        1998
                                                                           -----------  ---------
                                                                           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income................................................   $   1,224   $   8,434
    Capital Gain Distributions Received from The DFA Investment Trust
      Company............................................................         966         974
    Net Realized Loss on Investment Securities...........................         (91)     (2,087)
    Change in Unrealized Appreciation (Depreciation) of Investment
      Securities.........................................................      14,916     (38,017)
                                                                           -----------  ---------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations.....................................................      17,015     (45,338)
                                                                           -----------  ---------
Distributions From:
    Net Investment Income................................................      (2,559)     (8,141)
    Net Realized Gains...................................................      (1,571)     (4,616)
                                                                           -----------  ---------
        Total Distributions..............................................      (4,130)    (12,757)
                                                                           -----------  ---------
Capital Share Transactions (1):
    Shares Issued........................................................      66,287     131,742
    Shares Issued in Lieu of Cash Distributions..........................       4,130      12,746
    Shares Redeemed......................................................     (66,094)   (111,599)
                                                                           -----------  ---------
        Net Increase From Capital Share Transactions.....................       4,323      32,889
                                                                           -----------  ---------
        Total Increase...................................................      17,208      65,470
NET ASSETS
    Beginning of Period..................................................     435,587     370,117
                                                                           -----------  ---------
    End of Period........................................................   $ 452,795   $ 435,587
                                                                           -----------  ---------
                                                                           -----------  ---------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued........................................................       5,504      11,225
    Shares Issued in Lieu of Cash Distributions..........................         352       1,149
    Shares Redeemed......................................................      (5,476)     (9,535)
                                                                           -----------  ---------
                                                                                  380       2,839
                                                                           -----------  ---------
                                                                           -----------  ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     THE DFA INTERNATIONAL VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        SIX MONTHS        YEAR           YEAR           YEAR           YEAR         FEB. 16
                          ENDED          ENDED          ENDED          ENDED          ENDED            TO
                         MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                           1999           1998           1997           1996           1995           1994
                        ----------     ----------     ----------     ----------     ----------     ----------
                        (UNAUDITED)
Net Asset Value,
  Beginning of
  Period..............  $   11.88      $    10.94     $    11.90     $    10.55     $    10.06     $    10.00
                        ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment
    Income............       0.03            0.24           0.19           0.21           0.19           0.13
  Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized).......       0.42            1.08          (0.65)          1.31           0.51           0.06
                        ----------     ----------     ----------     ----------     ----------     ----------
  Total from
    Investment
    Operations........       0.45            1.32          (0.46)          1.52           0.70           0.19
                        ----------     ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
  Net Investment
    Income............      (0.07)          (0.24)         (0.21)         (0.17)         (0.19)         (0.13)
  Net Realized
    Gains.............      (0.04)          (0.14)         (0.29)            --          (0.02)            --
                        ----------     ----------     ----------     ----------     ----------     ----------
  Total
    Distributions.....      (0.11)          (0.38)         (0.50)         (0.17)         (0.21)         (0.13)
                        ----------     ----------     ----------     ----------     ----------     ----------
Net Asset Value, End
  of Period...........  $   12.22      $    11.88     $    10.94     $    11.90     $    10.55     $    10.06
                        ----------     ----------     ----------     ----------     ----------     ----------
                        ----------     ----------     ----------     ----------     ----------     ----------
Total Return..........       3.85%#         12.29%         (4.04)%        14.54%          6.95%          1.85%#

Net Assets, End of
  Period
  (thousands).........  $ 452,795      $  435,587     $  370,117     $  316,708     $  245,243     $  227,795
Ratio of Expenses to
  Average Net Assets
  (1).................       0.52%*          0.53%          0.56%          0.56%          0.65%          0.65%*
Ratio of Expenses to
  Average Net Assets
  (excluding waivers
  and assumption of
  expenses) (1).......       0.52%*          0.53%          0.56%          0.57%          0.72%          0.72%*
Ratio of Net
  Investment Income to
  Average Net
  Assets..............       0.55%*          2.04%          1.72%          2.22%          1.79%          1.80%*
Ratio of Net
  Investment Income to
  Average Net Assets
  (excluding waivers
  and assumption of
  expenses)...........       0.55%*          2.04%          1.72%          2.21%          1.71%          1.75%*
Portfolio Turnover
  Rate................        N/A             N/A            N/A            N/A            N/A            N/A
Portfolio Turnover
  Rate of Master Fund
  Series..............       6.60%*         15.32%         22.55%         12.23%          9.75%          1.90%*

--------------

*   Annualized

#   Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which The DFA International Value Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series") a corresponding series of The DFA Investment Trust Company. At May 31, 1999, the Portfolio owned 27% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31,1999, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    The Advisor has agreed to waive its fees and reimburse the Portfolio through March 28, 1996 to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.65% of average daily net assets.

D. INVESTMENTS:

    At May 31, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...........................  $  57,578
Gross Unrealized Depreciation...........................         --
                                                          ---------
Net.....................................................  $  57,578
                                                          ---------
                                                          ---------

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended May 31, 1999.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (99.5%)
 *3COM Corp............................................        75,000  $  2,050,781
 *#AES Corp............................................        39,900     1,985,025
 *AFLAC, Inc...........................................        55,700     2,840,700
 *AMR Corp.............................................        38,000     2,472,375
 AON Corp..............................................        53,350     2,294,050
 AT & T Corp...........................................       658,922    36,570,171
 Abbott Laboratories...................................       317,800    14,360,587
 Adobe Systems, Inc....................................        12,700       940,991
 *#Advanced Micro Devices, Inc.........................        30,300       560,550
 Aetna, Inc............................................        29,737     2,700,491
 Air Products & Chemicals, Inc.........................        48,000     1,968,000
 *Airtouch Communications, Inc.........................       119,560    12,015,780
 Alberto-Culver Co. Class B............................        11,900       314,606
 #Albertson's Inc......................................        51,500     2,755,250
 Alcan Aluminum, Ltd...................................        47,800     1,338,400
 Alcoa, Inc............................................        77,000     4,235,000
 Allegheny Teledyne, Inc...............................        41,135       840,697
 Allergan, Inc.........................................        13,800     1,283,400
 AlliedSignal, Inc.....................................       116,500     6,764,281
 Allstate Corp.........................................       171,700     6,256,319
 Alltel Corp...........................................        57,600     4,129,200
 *#Alza Corp...........................................        20,900       745,869
 AmSouth Bancorporation................................        37,350     1,059,806
 Amerada Hess Corp.....................................        19,000     1,138,812
 Ameren Corp...........................................        28,700     1,174,906
 *America Online, Inc..................................       215,200    25,689,500
 #American Electric Power Co., Inc.....................        40,000     1,735,000
 American Express Co...................................        94,600    11,464,337
 American General Corp.................................        52,900     3,822,025
 *American Greetings Corp. Class A.....................        14,600       417,925
 American Home Products Corp...........................       275,700    15,887,212
 American International Group, Inc.....................       257,010    29,379,456
 American Stores Co....................................        57,500     1,897,500
 Ameritech Corp........................................       230,200    15,150,037
 *Amgen, Inc...........................................       106,600     6,745,781
 Anadarko Petroleum Corp...............................        26,400       990,000
 *Andrew Corp..........................................        17,393       269,048
 Anheuser-Busch Companies, Inc.........................        99,900     7,298,944
 Apache Corp...........................................        23,100       831,600
 *#Apple Computer, Inc.................................        28,600     1,259,294
 *Applied Materials, Inc...............................        77,200     4,248,412
 Archer-Daniels Midland Co.............................       124,100     1,861,500
 Armstrong World Industries, Inc.......................         8,400       489,300
 Asarco, Inc...........................................         8,350       134,122
 *Ascend Communications, Inc...........................        45,400     4,206,594
 Ashland, Inc..........................................        15,600       635,700
 Associates First Capital Corp. Class A................       152,610     6,257,010
 Atlantic Richfield Co.................................        68,100     5,699,119
 Autodesk, Inc.........................................        12,400       342,162
 Automatic Data Processing, Inc........................       129,200     5,321,425
 *#Autozone, Inc.......................................        31,400       908,637
 Avery Dennison Corp...................................        24,400     1,460,950
 Avon Products, Inc....................................        54,900     2,714,119

                                                               SHARES        VALUE+
                                                         ------------  ------------

 B B & T Corp..........................................        65,000  $  2,372,500
 *#BMC Software, Inc...................................        49,300     2,435,728
 Baker Hughes, Inc.....................................        68,310     2,126,149
 Ball Corp.............................................         6,500       316,469
 Bank of America Corp..................................       362,400    23,442,750
 Bank of New York Co., Inc.............................       159,500     5,702,125
 Bank One Corp.........................................       246,330    13,933,041
 BankBoston Corp.......................................        62,000     2,937,250
 Bankers Trust New York Corp...........................        19,900     1,841,994
 Bard (C.R.), Inc......................................        11,200       511,700
 #Barrick Gold Corp....................................        78,100     1,347,225
 Battle Mountain Gold Co...............................        48,100       117,244
 Bausch & Lomb, Inc....................................        11,800       901,225
 Baxter International, Inc.............................        59,700     3,854,381
 Bear Stearns Companies, Inc...........................        23,220     1,030,387
 Becton Dickinson & Co.................................        52,200     2,022,750
 #Bell Atlantic Corp...................................       324,938    17,790,355
 Bellsouth Corp........................................       408,400    19,271,375
 Bemis Co., Inc........................................        11,000       415,250
 #Bestfoods, Inc.......................................        60,000     3,000,000
 *Bethlehem Steel Corp.................................        27,200       226,100
 Biomet, Inc...........................................        23,500       940,734
 #Black & Decker Corp..................................        18,400     1,047,650
 #Block (H.&R.), Inc...................................        20,400       983,025
 Boeing Co.............................................       196,200     8,289,450
 Boise Cascade Corp....................................        11,800       467,575
 *Boston Scientific Corp...............................        82,200     3,118,462
 Briggs & Stratton Corp................................         4,900       306,250
 Bristol Myers Squibb Co...............................       416,100    28,554,862
 Brown-Forman Corp. Class B............................        14,400       960,300
 Browning-Ferris Industries, Inc.......................        33,000     1,369,500
 Brunswick Corp........................................        19,200       460,800
 Burlington Northern Santa Fe Corp.....................        98,400     3,050,400
 Burlington Resources, Inc.............................        37,000     1,588,687
 *CBS Corp.............................................       147,800     6,170,650
 CIGNA Corp............................................        43,300     4,037,725
 *#CMS Energy Corp.....................................        24,600     1,143,900
 CSX Corp..............................................        45,300     2,126,269
 CVS Corp..............................................        81,616     3,754,336
 *#Cabletron Systems, Inc..............................        36,000       535,500
 Campbell Soup Co......................................        93,100     4,108,037
 Capital One Financial Corp............................        13,900     2,094,556
 Cardinal Health, Inc..................................        57,000     3,441,375
 Carnival Corp.........................................       128,500     5,268,500
 Carolina Power & Light Co.............................        31,800     1,391,250
 Case Corp.............................................        15,500       728,500
 #Caterpillar, Inc.....................................        75,200     4,126,600
 *Cendant Corp.........................................       160,800     2,964,750
 #Centex Corp..........................................        12,500       463,281
 Central & South West Corp.............................        44,600     1,148,450
 *CenturyTel, Inc......................................        28,900     1,107,231
 *Ceridian Corp........................................        29,906       986,898
 Champion International Corp...........................        20,100     1,030,125
 Chase Manhattan Corp..................................       176,900    12,825,250
 Chevron Corp..........................................       136,500    12,651,844

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 #Chubb Corp...........................................        34,100  $  2,389,131
 Cincinnati Financial Corp.............................        35,100     1,446,778
 Cinergy Corp..........................................        33,293     1,136,124
 Circuit City Stores, Inc. (Circuit City Group)........        21,100     1,515,244
 *Cisco Sytems, Inc....................................       330,700    36,035,966
 Citigroup, Inc........................................       472,700    31,316,375
 *Clear Channel Communications, Inc....................        67,566     4,463,579
 Clorox Co.............................................        24,500     2,472,969
 Coastal Corp..........................................        44,500     1,716,031
 Coca-Cola Co..........................................       516,100    35,256,081
 #Coca-Cola Enterprises, Inc...........................        88,800     3,219,000
 #Colgate-Palmolive Co.................................        61,500     6,142,312
 Columbia Gas System, Inc..............................        17,400       930,900
 Columbia/HCA Healthcare Corp..........................       135,282     3,187,582
 Comcast Corp. Class A Special.........................       154,900     5,973,331
 Comerica, Inc.........................................        32,550     1,967,241
 Compaq Computer Corp..................................       353,424     8,371,731
 #Computer Associates International, Inc...............       112,600     5,327,387
 *#Computer Sciences Corp..............................        33,200     2,147,625
 *Compuware Corp.......................................        77,100     2,392,509
 #Conagra, Inc.........................................       102,500     2,671,406
 Conseco, Inc..........................................        66,988     2,047,321
 #Consolidated Edison, Inc.............................        48,900     2,374,706
 Consolidated Natural Gas Co...........................        20,000     1,188,750
 *#Consolidated Stores Corp............................        23,000       790,625
 Constellation Energy Group............................        31,250       974,609
 Cooper Industries, Inc................................        19,700       976,381
 Cooper Tire & Rubber Co...............................        15,900       377,625
 Coors (Adolph) Co. Class B............................         7,700       365,750
 #Corning, Inc.........................................        51,000     2,785,875
 *Costco Companies, Inc................................        45,903     3,329,402
 Countrywide Credit Industries, Inc....................        23,500       966,437
 Crane Co..............................................        14,400       432,900
 Crown Cork & Seal Co., Inc............................        25,700       806,337
 #Cummins Engine Co., Inc..............................         8,800       445,500
 Cyprus Amax Minerals Co., Inc.........................        19,050       239,316
 #DTE Energy Co........................................        30,300     1,319,944
 Dana Corp.............................................        34,642     1,788,393
 #Danaher Corp.........................................        28,100     1,698,294
 Darden Restaurants, Inc...............................        28,800       613,800
 *Data General Corp....................................        10,500       137,812
 Dayton-Hudson Corp....................................        92,400     5,821,200
 #Deere & Co...........................................        49,900     1,899,319
 *#Dell Computer Corp..................................       532,800    18,331,650
 *Delphi Automotive Systems Corp.......................       165,613     3,250,167
 Delta Air Lines, Inc..................................        29,700     1,704,037
 Deluxe Corp...........................................        16,800       605,850
 Dillards, Inc. Class A................................        22,400       786,800
 Disney (Walt) Co......................................       430,600    12,541,225
 Dollar General Corp...................................        46,218     1,227,686
 #Dominion Resources, Inc. VA..........................        41,000     1,770,687
 Donnelley (R.R.) & Sons Co............................        28,100     1,018,625
 Dover Corp............................................        46,800     1,763,775
 Dow Chemical Co.......................................        46,100     5,601,150
 Dow Jones & Co., Inc..................................        19,700     1,034,250
 DuPont (E.I.) de Nemours & Co.........................       235,800    15,430,162
 Duke Power Co.........................................        75,941     4,580,192
 #Dun & Bradstreet.....................................        34,600     1,211,000
 E G & G, Inc..........................................         9,400       279,062
 *EMC Corp. MA.........................................       104,900    10,450,662
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Eastern Enterprises...................................         4,700  $    163,031
 Eastman Chemical Co...................................        16,550       837,844
 Eastman Kodak Co......................................        67,900     4,591,737
 Eaton Corp............................................        15,000     1,307,812
 Ecolab, Inc...........................................        27,000     1,147,500
 Edison International..................................        73,700     2,026,750
 Electronic Data Systems Corp..........................       103,000     5,793,750
 #Emerson Electric Co..................................        91,800     5,863,725
 Engelhard Corp........................................        26,374       534,073
 Enron Corp............................................        73,700     5,260,337
 #Entergy Corp.........................................        51,700     1,677,019
 #Equifax, Inc.........................................        30,900     1,112,400
 Exxon Corp............................................       509,200    40,672,350
 *FDX Corp.............................................        61,800     3,402,862
 *FMC Corp.............................................         6,900       456,694
 FPL Group, Inc........................................        37,700     2,193,669
 Fannie Mae............................................       217,300    14,776,400
 Federal Home Loan Mortgage Corp.......................       142,100     8,286,206
 *Federated Department Stores, Inc.....................        44,000     2,398,000
 #Fifth Third Bancorp..................................        55,700     3,799,784
 #First Data Corp......................................        92,800     4,170,200
 #First Union Corp.....................................       207,164     9,542,492
 #Firstar Corp.........................................       144,500     4,163,406
 FirstEnergy Corp......................................        49,600     1,577,900
 Fleet Financial Group, Inc............................       118,928     4,890,914
 Fleetwood Enterprises, Inc............................         7,300       185,694
 *Fluor Corp...........................................        15,800       588,550
 Ford Motor Co.........................................       253,300    14,453,931
 Fort James Corp.......................................        46,300     1,695,737
 Fortune Brands, Inc...................................        35,800     1,463,325
 Foster Wheeler Corp...................................         8,550       117,562
 #Franklin Resources, Inc..............................        53,000     2,305,500
 Freeport McMoran Copper & Gold, Inc. Class B..........        34,700       490,137
 Frontier Corp.........................................        36,000     1,894,500
 *Fruit of The Loom, Inc. Class A......................        15,100       155,719
 GPU, Inc..............................................        26,700     1,163,119
 GTE Corp..............................................       201,900    12,732,319
 #Gannett Co., Inc.....................................        59,000     4,262,750
 Gap, Inc..............................................       119,100     7,451,194
 *#Gateway 2000, Inc...................................        32,600     1,982,487
 General Dynamics Corp.................................        26,400     1,735,800
 General Electric Co...................................       685,900    69,747,456
 *General Instrument Corp..............................        34,980     1,353,289
 General Mills, Inc....................................        32,000     2,572,000
 General Motors Corp...................................       136,800     9,439,200
 #Genuine Parts Co.....................................        37,675     1,269,177
 Georgia-Pacific Corp..................................        18,500     1,599,094
 Gillette Co...........................................       232,500    11,857,500
 Golden West Financial Corp............................        12,000     1,138,500
 #Goodrich (B.F.) Co...................................        15,600       631,800
 Goodyear Tire & Rubber Co.............................        32,600     1,945,812
 Grainger (W.W.), Inc..................................        19,800     1,050,637
 Great Atlantic & Pacific Tea Co., Inc.................         8,000       262,000
 Great Lakes Chemical Corp.............................        12,400       560,325
 #Guidant Corp.........................................        63,000     3,150,000
 *#HCR Manor Care, Inc.................................        23,200       620,600
 Halliburton Co........................................        92,200     3,814,775
 #Harcourt General, Inc................................        14,823       729,106
 Harnischfeger Industries, Inc.........................         9,876        70,984
 *Harrahs Entertainment, Inc...........................        26,400       570,900
 *Harris Corp..........................................        16,500       623,906

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Hartford Financial Services Group, Inc................        48,800  $  3,086,600
 Hasbro, Inc...........................................        40,998     1,173,568
 *Healthsouth Corp.....................................        88,500     1,183,687
 Heinz (H.J.) Co.......................................        75,800     3,662,087
 *Helmerich & Payne, Inc...............................        10,300       240,119
 Hercules, Inc.........................................        21,100       737,181
 #Hershey Foods Corp...................................        29,900     1,622,075
 #Hewlett-Packard Co...................................       212,300    20,022,544
 Hilton Hotels Corp....................................        54,500       749,375
 #Home Depot, Inc......................................       308,544    17,548,440
 #Homestake Mining Co..................................        54,400       425,000
 #Honeywell, Inc.......................................        26,500     2,507,562
 Household International, Inc..........................       101,100     4,385,212
 *Humana, Inc..........................................        35,000       439,687
 Huntington Bancshares, Inc............................        44,230     1,534,228
 IMS Health, Inc.......................................        66,800     1,644,950
 #ITT Industries, Inc..................................        19,000       717,250
 Ikon Office Solutions, Inc............................        30,900       430,669
 #Illinois Tool Works, Inc.............................        52,200     4,006,350
 Inco, Ltd.............................................        37,900       540,075
 Ingersoll-Rand Co.....................................        34,400     2,190,850
 Intel Corp............................................       698,100    37,828,294
 International Business Machines Corp..................       386,400    44,943,150
 #International Flavors & Fragrances, Inc..............        22,300       917,087
 International Paper Co................................        85,792     4,289,600
 Interpublic Group of Companies, Inc...................        29,150     2,208,112
 Jefferson-Pilot Corp..................................        22,075     1,494,202
 Johnson & Johnson.....................................       281,600    26,083,200
 Johnson Controls, Inc.................................        17,800     1,122,512
 Jostens, Inc..........................................         7,400       156,325
 *K Mart Corp..........................................       103,200     1,586,700
 *KLA-Tencor Corp......................................        18,300       833,222
 *Kansas City Southern Industries, Inc.................        23,000     1,293,750
 Kaufman & Broad Home Corp.............................        10,000       241,250
 #Kellogg Co...........................................        84,800     2,941,500
 #Kerr-McGee Corp......................................        18,042       838,953
 Keycorp...............................................        95,200     3,308,200
 Kimberly Clark Corp...................................       113,600     6,666,900
 *King World Productions, Inc..........................        15,000       500,625
 #Knight Ridder, Inc...................................        16,452       866,815
 *Kohls Corp...........................................        33,200     2,263,825
 *#Kroger Co...........................................        53,800     3,150,662
 *LSI Logic Corp.......................................        29,600     1,097,050
 Laidlaw, Inc..........................................        69,100       483,700
 Lehman Brothers Holdings, Inc.........................        23,800     1,300,075
 Lilly (Eli) & Co......................................       230,400    16,459,200
 #Limited, Inc.........................................        47,400     2,316,675
 Lincoln National Corp.................................        21,200     2,157,100
 Liz Claiborne, Inc....................................        13,500       486,000
 Lockheed Martin Corp..................................        82,114     3,320,485
 Loews Corp............................................        23,800     1,935,237
 Longs Drug Stores Corp................................         8,200       285,462
 Louisiana-Pacific Corp................................        22,800       461,700
 Lowe's Companies, Inc.................................        77,600     4,030,350
 #Lucent Technologies, Inc.............................       553,300    31,468,937
 MBIA, Inc.............................................        20,900     1,427,731
 MBNA Corp.............................................       167,745     4,633,956
 *MCI Worldcom, Inc....................................       384,001    33,156,086
 #MGIC Investment Corp.................................        22,900     1,102,062
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Mallinckrodt, Inc.....................................        14,900  $    515,912
 #Marriott International, Inc. Class A.................        50,800     1,933,575
 Marsh & McLennan Companies, Inc.......................        54,000     3,928,500
 #Masco Corp...........................................        71,100     2,030,794
 Mattel, Inc...........................................        87,200     2,305,350
 May Department Stores Co..............................        73,250     3,172,641
 #Maytag Corp..........................................        18,800     1,326,575
 McDermott International, Inc..........................        12,400       317,750
 McDonalds Corp........................................       283,200    10,903,200
 McGraw-Hill Companies, Inc............................        41,400     2,147,625
 McKesson HBOC, Inc....................................        58,037     1,976,885
 Mead Corp.............................................        21,400       799,825
 *Mediaone Group.......................................       127,200     9,396,900
 #Medtronic, Inc.......................................       122,100     8,669,100
 Mellon Bank Corp......................................       109,200     3,897,075
 #Mercantile Bancorporation, Inc.......................        33,000     1,928,437
 Merck & Co., Inc......................................       498,600    33,655,500
 Meredith Corp.........................................        10,900       380,819
 Merrill Lynch & Co., Inc..............................        74,500     6,258,000
 *Meyer (Fred), Inc....................................        32,500     1,903,281
 *#Micron Technology, Inc..............................        51,900     1,968,956
 *Microsoft Corp.......................................     1,086,900    87,733,209
 Milacron, Inc.........................................         8,000       170,500
 #Millipore Corp.......................................         9,200       307,050
 Minnesota Mining & Manufacturing Co...................        84,000     7,203,000
 *#Mirage Resorts, Inc.................................        41,200       844,600
 Mobil Corp............................................       163,200    16,524,000
 Monsanto Co...........................................       131,200     5,444,800
 #Morgan (J.P.) & Co., Inc.............................        36,700     5,112,769
 Morgan Stanley Dean Witter Discover & Co..............       121,100    11,686,150
 Morton International, Inc.............................        25,300       986,700
 Motorola, Inc.........................................       125,800    10,417,812
 Nacco Industries, Inc. Class A........................         1,700       126,862
 Nalco Chemical Co.....................................        13,700       458,950
 National City Corp....................................        68,367     4,525,041
 *National Semiconductor Corp..........................        35,000       678,125
 National Service Industries, Inc......................         8,600       316,588
 *Navistar International Corp..........................        13,800       681,375
 New Century Energies, Inc.............................        24,000       970,500
 New York Times Class A................................        38,300     1,306,988
 #Newell Rubbermaid, Inc...............................        58,633     2,374,637
 Newmont Mining Corp...................................        34,958       622,689
 *#Nextel Communications Corp. Class A.................        60,052     2,212,541
 *Niagara Mohawk Holdings, Inc.........................        39,200       583,100
 Nicor, Inc............................................        10,000       376,250
 Nike, Inc. Class B....................................        59,300     3,613,594
 #Nordstrom, Inc.......................................        29,700     1,056,206
 Norfolk Southern Corp.................................        79,200     2,593,800
 Nortel Networks Corp..................................       138,960    10,422,000
 Northern States Power Co. MN..........................        32,000       834,000
 Northern Trust Corp...................................        23,200     2,099,600
 #Northrop Grumman Corp................................        14,500       978,750
 *Novell, Inc..........................................        70,600     1,656,894
 Nucor Corp............................................        18,400       917,700
 #Occidental Petroleum Corp............................        72,500     1,531,563
 #Omnicom Group, Inc...................................        35,400     2,478,000
 Oneok, Inc............................................         6,600       198,000
 *#Oracle Systems Corp.................................       301,443     7,470,134
 Owens Corning.........................................        11,400       448,875

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Owens-Illinois, Inc..................................        32,500  $    991,250
 PE Corp. - PE Biosystems Group........................        10,400     1,161,550
 #PECO Energy Co.......................................        46,800     2,290,275
 #PG&E Corp. (Holding Co.).............................        80,000     2,700,000
 #PNC Bank Corp........................................        63,150     3,615,338
 PP&L Resources, Inc...................................        31,600       948,000
 PPG Industries, Inc...................................        37,000     2,245,438
 Paccar, Inc...........................................        16,320       922,080
 PacifiCorp............................................        62,300     1,133,081
 #Pall Corp............................................        26,000       521,625
 *Parametric Technology Corp...........................        56,000       778,750
 Parker-Hannifin Corp..................................        22,725       992,798
 Paychex, Inc..........................................        51,300     1,522,969
 Penney (J.C.) Co., Inc................................        55,200     2,853,150
 Peoples Energy Corp...................................         7,400       284,900
 *#Peoplesoft, Inc.....................................        48,800       791,475
 Pep Boys - Manny, Moe & Jack..........................        11,000       207,625
 Pepsico, Inc..........................................       307,400    11,008,763
 Pfizer, Inc...........................................       271,500    29,050,500
 Pharmacia & Upjohn, Inc...............................       106,580     5,908,529
 #Phelps Dodge Corp....................................        12,100       626,931
 Philip Morris Companies, Inc..........................       509,500    19,647,594
 Phillips Petroleum Co.................................        53,300     2,794,919
 Pioneer Hi-Bred International, Inc....................        50,001     1,875,038
 Pitney Bowes, Inc.....................................        57,000     3,633,750
 #Placer Dome, Inc.....................................        68,100       757,613
 Polaroid Corp.........................................         9,200       194,350
 Potlatch Corp.........................................         6,100       240,188
 Praxair, Inc..........................................        33,000     1,610,813
 Procter & Gamble Co...................................       277,900    25,948,913
 Progressive Corp......................................        15,100     2,119,663
 Provident Companies, Inc..............................        28,400     1,109,375
 Providian Financial Corp..............................        29,500     2,830,156
 #Public Service Enterprise Group, Inc.................        46,700     1,958,481
 *Pulte Corp...........................................         9,000       214,313
 Quaker Oats Co........................................        28,600     1,889,388
 RJR Nabisco Holdings Corp.............................        68,100     2,106,844
 Ralston Purina Group..................................        68,800     1,874,800
 Raychem Corp..........................................        16,200       562,950
 #Raytheon Co. Class B.................................        70,400     4,791,600
 *#Reebok International, Ltd...........................        11,800       234,525
 Regions Financial Corp................................        46,400     1,758,850
 Reliant Energy, Inc...................................        59,600     1,817,800
 Republic New York Corp................................        22,400     1,521,800
 Reynolds Metals Co....................................        13,500       718,031
 Rite Aid Corp.........................................        54,200     1,355,000
 Rockwell International Corp...........................        39,700     2,190,944
 #Rohm & Haas Co.......................................        35,200     1,412,400
 *Rowan Companies, Inc.................................        17,600       297,000
 #Royal Dutch Petroleum Co. Den Haag (N.Y. Registry)...       448,700    25,379,594
 Russell Corp..........................................         7,600       178,125
 Ryder System, Inc.....................................        15,000       360,000
 SBC Communications, Inc...............................       409,600    20,940,800
 SLM Holdings Corp.....................................        34,700     1,440,050
 Safeco Corp...........................................        28,500     1,253,109
 *Safeway, Inc.........................................       101,800     4,733,700
 *Saint Jude Medical, Inc..............................        17,650       596,791
 Saint Paul Companies, Inc.............................        49,242     1,751,169
 Sara Lee Corp.........................................       190,800     4,579,200
 Schering-Plough Corp..................................       307,500    13,856,719
 Schlumberger, Ltd.....................................       114,400     6,885,450
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Schwab (Charles) Corp.................................        83,825  $  8,869,733
 Scientific-Atlanta, Inc...............................        15,800       557,938
 *#Seagate Technology, Inc.............................        51,000     1,539,563
 #Seagram Co., Ltd.....................................        83,700     4,347,169
 *Sealed Air Corp......................................        17,392     1,080,478
 #Sears, Roebuck & Co..................................        80,100     3,829,781
 #Sempra Energy........................................        50,245     1,080,268
 Service Corp. International...........................        57,300     1,099,444
 #Shared Medical Systems Corp..........................         5,600       368,200
 Sherwin-Williams Co...................................        36,000     1,109,250
 Sigma-Aldrich Corp....................................        21,100       674,541
 *Silicon Graphics, Inc................................        39,300       486,338
 Snap-On, Inc..........................................        13,700       495,769
 *#Solectron Corp......................................        52,500     2,874,375
 #Sonat, Inc...........................................        23,000       815,063
 #Southern Co..........................................       146,100     4,145,588
 *SouthTrust Corp......................................        34,600     1,348,319
 Southwest Airlines Co.................................        70,500     2,260,406
 Springs Industries, Inc. Class A......................         3,750       148,594
 Sprint Corp...........................................        93,500    10,542,125
 *Sprint Corp. (PCS Group).............................        92,100     4,144,500
 #Stanley Works........................................        18,600       605,663
 *Staples, Inc.........................................        96,700     2,777,103
 State Street Corp.....................................        33,800     2,577,250
 Summit Bancorp........................................        36,200     1,481,938
 *Sun Microsystems.....................................       161,580     9,649,356
 Sunoco, Inc...........................................        19,600       596,575
 Suntrust Banks, Inc...................................        67,100     4,529,250
 Supervalu, Inc........................................        25,100       608,675
 #Synovus Financial Corp...............................        56,050     1,128,006
 Sysco Corp............................................        69,600     2,066,250
 TJX Companies, Inc....................................        67,700     2,031,000
 TRW, Inc..............................................        25,000     1,251,563
 Tandy Corp............................................        20,630     1,701,975
 Tektronix, Inc........................................         9,850       228,397
 *Tellabs, Inc.........................................        81,400     4,764,444
 Temple-Inland, Inc....................................        11,700       783,900
 *Tenet Healthcare Corp................................        64,900     1,590,050
 *Tenneco, Inc.........................................        35,700       832,256
 Texaco, Inc...........................................       112,100     7,342,550
 Texas Instruments, Inc................................        81,800     8,946,875
 Texas Utilities Co....................................        58,997     2,654,865
 Textron, Inc..........................................        33,300     2,965,781
 *Thermo-Electron Corp.................................        33,300       636,863
 #Thomas & Betts Corp..................................        11,900       509,469
 #Time Warner, Inc.....................................       257,000    17,492,063
 Times Mirror Co. Class A..............................        15,100       889,956
 Timken Co.............................................        13,000       267,313
 #Torchmark Corp.......................................        29,300       977,888
 *Toys R Us, Inc.......................................        52,600     1,213,088
 Transamerica Corp.....................................        26,100     1,915,088
 Tribune Co............................................        24,800     1,957,650
 *Tricon Global Restaurants, Inc.......................        31,860     1,855,845
 Tupperware Corp.......................................        12,100       269,225
 Tyco International, Ltd...............................       170,768    14,920,854
 U.S. Bancorp..........................................       152,500     4,956,250
 U.S. West, Inc........................................       105,481     5,702,567
 #UNUM Corp............................................        29,000     1,560,563
 *USAir Group, Inc.....................................        18,200       883,838
 UST, Inc..............................................        38,900     1,186,450
 USX-Marathon Group, Inc...............................        64,300     1,924,981
 USX-US Steel Group....................................        18,520       498,883

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Unicom Corp., Inc.....................................        45,600  $  1,929,450
 #Unilever NV..........................................       119,678     7,816,505
 #Union Carbide Corp...................................        27,900     1,431,619
 Union Pacific Corp....................................        51,900     2,961,544
 Union Pacific Resources Group, Inc....................        52,476       731,384
 Union Planters Corp...................................        28,800     1,189,800
 *Unisys Corp..........................................        54,600     2,071,388
 United Healthcare Corp................................        39,100     2,277,575
 United Technologies Corp..............................        94,800     5,883,525
 #Unocal Corp..........................................        50,500     2,007,375
 VF Corp...............................................        25,100     1,154,600
 *Viacom, Inc. Class B.................................       145,400     5,597,900
 *WR Grace & Co........................................        15,400       274,313
 Wachovia Corp.........................................        42,400     3,741,800
 #Walgreen Co..........................................       209,100     4,861,575
 #Wal-Mart Stores, Inc.................................       931,000    39,683,875
 Warner-Lambert Co.....................................       171,800    10,651,600
 Washington Mutual, Inc................................       124,190     4,742,506
 #Waste Management, Inc................................       125,147     6,617,148
 *#Watson Pharmaceuticals, Inc.........................        20,000       766,250
 Wells Fargo Company...................................       344,000    13,760,000
 Wendy's International, Inc............................        26,000       708,500
 Westvaco Corp.........................................        21,050       601,241
 Weyerhaeuser Co.......................................        41,700     2,588,006
 Whirlpool Corp........................................        15,900     1,025,550
 Willamette Industries, Inc............................        23,300       987,338
                                                               SHARES        VALUE+
                                                         ------------  ------------

 #Williams Companies, Inc..............................        89,397  $  4,631,882
 Winn-Dixie Stores, Inc................................        31,200     1,117,350
 Worthington Industries, Inc...........................        19,400       249,169
 #Wrigley (Wm.) Jr. Co.................................        24,300     2,115,619
 Xerox Corp............................................       137,200     7,708,925
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,482,333,058)................................                2,238,426,687
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
   06/01/99 (Collateralized by U.S. Treasury Notes
   6.875%, 05/15/06, valued at $11,495,700) to be
   repurchased at $11,323,785. (Cost $11,318,000)......  $    11,318     11,318,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,493,651,058)++..............................                $2,249,744,687
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purpose is $1,505,779,375.

                See accompanying Notes to Financial Statements.

                     THE ENHANCED U.S. LARGE COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
UNITED STATES -- (70.8%)
BONDS -- (35.6%)
Abbey National Treasury Services P.L.C.
    5.750%, 03/06/01...................................         2,000  $  1,993,000
Associates Corp. of North America Medium Term Notes
    5.600%, 01/15/01...................................         2,000     1,999,600
Canada Mortgage and Housing Corp. Medium Term Notes
    6.125%, 12/01/00...................................         1,000     1,002,300
Canadian Government Medium Term Notes
    5.500%, 01/30/01...................................         2,800     2,788,800
Citicorp Corporate Bonds
    5.625%, 02/15/01...................................         1,000       995,500
General Electric Capital Corp.
    3.000%, 02/08/01...................................         2,600     2,725,925
Japanese Development Bank Medium Term Notes
    8.375%, 02/15/01...................................         1,000     1,037,000
KFW International Finance, Inc.
    5.750%, 12/01/00...................................         1,331     1,336,324
Natexis Banque Medium Term Notes
    6.000%, 11/06/00...................................         2,000     2,006,200
Nederlandse Waterschapsbank N.V. Medium Term Notes
    5.500%, 02/20/01...................................         2,800     2,782,500
Rabobank Nederland
    6.000%, 03/12/01...................................         2,100     2,104,305
Societe Nationale des Chemins de fer Belgium Medium
  Term Notes
    8.250%, 02/02/00...................................         1,000     1,015,000
Statoil Den Norske Stats Oljeselskap AS
    6.250%, 10/10/00...................................         2,000     2,009,400
Wachovia Bank N.A. Medium Term Notes
    5.400%, 03/15/01...................................         2,900     2,877,380
                                                                       ------------
TOTAL BONDS
  (Cost $26,513,121)...................................                  26,673,234
                                                                       ------------
COMMERCIAL PAPER -- (19.3%)
BP America C.P.
    4.920%, 06/01/99...................................         1,700     1,700,000
BellSouth Capital Funding C.P.
    4.800%, 07/26/99...................................         2,000     1,985,242
Ciesco L.P. C.P.
    4.780%, 07/09/99...................................         1,300     1,293,372
Coca-Cola Co. C.P.
    4.750%, 06/08/99...................................         1,400     1,398,680
Govco, Inc. C.P.
    4.830%, 06/25/99...................................           900       897,084
Kittyhawk Funding Corp. C.P.
    4.810%, 06/17/99...................................         1,400     1,397,007

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
Paccar Financial Corp. C.P.
    4.820%, 06/18/99...................................         1,500  $  1,496,593
Procter & Gamble Co. C.P.
    4.770%, 06/24/99...................................           500       498,463
Shell Oil Co. C.P.
    4.760%, 06/28/99...................................         2,800     2,789,899
Sigma Finance Corp. C.P.
    4.880%, 06/01/99...................................         1,000     1,000,000
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $14,456,657)...................................                  14,456,340
                                                                       ------------
VARIABLE RATE OBLIGATIONS -- (8.0%)
Chase Manhattan Corp.
    ***5.298%, 08/24/99................................         1,000     1,000,000
Citicorp
    ***5.040%, 08/16/99................................         1,000     1,000,000
FCC National Bank
    ***5.036%, 07/29/99................................         2,000     2,000,000
Key Bank N.A.
    ***5.245%, 08/02/99................................         2,000     1,999,800
                                                                       ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $6,000,266)....................................                   5,999,800
                                                                       ------------
AGENCY OBLIGATIONS -- (7.9%)
Federal Home Loan Bank
    **4.715%, 07/02/99.................................         4,000     3,983,845
Federal National Mortgage Association
    5.440%, 05/21/01...................................         2,000     1,992,224
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $5,980,448)....................................                   5,976,069
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $53,083,492)...................................                  53,105,443
                                                                       ------------
GERMANY -- (14.4%)
BONDS -- (14.4%)
Autobahnen und Schnellstrassenfinanzierungs AG Asfinag
    7.125%, 12/22/99...................................         3,000     1,640,723
Baden-Wuerttemberg L-Finance NV
    7.000%, 03/08/00...................................         3,000     1,652,752
Bank Nederlandse Gemeenten
    6.250%, 08/10/00...................................         3,000     1,666,545
Denmark (Kingdom of)
    6.125%, 07/06/00...................................         2,000     1,107,715
European Economic Community
    6.500%, 03/10/00...................................         2,000     1,098,627
KFW International Finance, Inc.
    7.500%, 01/24/00...................................         1,534     1,654,195
Landesbank Capital Markets P.L.C.
    7.000%, 03/31/00...................................         1,500       829,183

THE ENHANCED U.S. LARGE COMPANY SERIES

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
Landwirtschaft Rentenbank
    5.000%, 12/29/00...................................         2,081  $  1,147,015
                                                                       ------------
TOTAL -- GERMANY
  (Cost $11,092,023)...................................                  10,796,755
                                                                       ------------
FRANCE -- (6.5%)
BONDS -- (6.5%)
Charbonnages de France
    9.200%, 05/06/01...................................         2,322     2,706,425
Credit Local de France SA
    8.900%, 05/28/00...................................        13,000     2,191,173
                                                                       ------------
TOTAL -- FRANCE
  (Cost $5,035,830)....................................                   4,897,598
                                                                       ------------
NETHERLANDS -- (3.9%)
BONDS -- (3.9%)
Baden-Wuerttemberg L-Finance NV
    6.625%, 05/11/00...................................         2,000       982,167
Helaba International Finance P.L.C.
    6.125%, 06/30/00...................................         4,000     1,963,386
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $3,014,149)....................................                   2,945,553
                                                                       ------------
SWEDEN -- (3.3%)
BONDS -- (3.0%)
Swedish Government Bond
    10.250%, 05/05/00
      (Cost $2,365,100)................................        18,000     2,231,805
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.3%)
 *Swedish Krona (Cost $218,919)........................                     215,202
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $2,584,019)....................................                   2,447,007
                                                                       ------------
AUSTRALIA -- (0.9%)
BONDS -- (0.9%)
ABN-AMRO Australia, Ltd.
    7.500%, 03/08/00 (Cost $682,300)...................         1,000       663,960
                                                                       ------------

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar (Cost $41).........................                $         42
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $682,341)......................................                     664,002
                                                                       ------------
JAPAN -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen (Cost $19)..............................                          19
                                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency (Cost $1)..............................                           1
                                                                       ------------
CANADA -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Canadian Dollars (Cost $1)...........................                           1
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
   06/01/99 (Collateralized by U.S. Treasury Notes
   6.25%, 01/31/02, valued at $139,725) to be
   repurchased at $133,068.
   (Cost $133,000).....................................  $       133        133,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $75,491,875)++.................................                $ 74,989,379
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency.
 ***  Rates shown are the rates as of May 31, 1999, and maturities shown are the next interest readjustment date.
   *  Non-Income Producing Securities
  **  Face amount of securities pledged as margin requirement for open futures contracts.
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (99.0%)
 AK Steel Holding Corp.................................       156,800  $  3,763,200
 *AMR Corp.............................................       565,000    36,760,312
 AVX Corp..............................................       177,100     3,619,481
 *#Advanced Micro Devices, Inc.........................       485,900     8,989,150
 Aetna, Inc............................................       544,726    49,467,930
 *Airgas, Inc..........................................        28,800       329,400
 *#Alaska Air Group, Inc...............................        38,100     1,581,150
 Albemarle Corp........................................       102,100     2,290,869
 Alexander & Baldwin, Inc..............................       164,000     3,710,500
 *Allegheny Corp.......................................        16,822     3,044,782
 Alliant Energy Corp...................................       177,100     5,346,206
 Ambac, Inc............................................       140,300     8,181,244
 Amerada Hess Corp.....................................       246,100    14,750,619
 *America West Holdings Corp. Class B..................       108,800     2,121,600
 American Annuity Group, Inc...........................         3,300        77,550
 American Financial Group, Inc.........................       154,200     5,204,250
 American General Corp.................................       426,007    30,779,006
 *American Greetings Corp. Class A.....................       105,100     3,008,487
 American National Insurance Co........................        21,900     1,550,794
 Amerus Life Holdings, Inc. Class A....................        45,600     1,177,050
 Apache Corp...........................................       270,600     9,741,600
 Arch Coal, Inc........................................        14,800       216,450
 #Archer-Daniels Midland Co............................     1,864,835    27,972,525
 *Arrow Electronics, Inc...............................       372,600     6,473,925
 Asarco, Inc...........................................       109,900     1,765,269
 *Associated Group, Inc. Class A.......................         6,500       421,687
 Atlantic Richfield Co.................................       221,200    18,511,675
 Avnet, Inc............................................       115,600     5,035,825
 *BJ Services, Co......................................       228,200     6,289,762
 Baker Hughes, Inc.....................................        75,400     2,346,825
 Bancwest Corp.........................................        98,600     3,746,800
 Bankers Trust New York Corp...........................       211,700    19,595,481
 Bear Stearns Companies, Inc...........................       304,958    13,532,511
 Belo (A.H.) Corp. Class A.............................       287,600     6,345,175
 Berkley (W.R.) Corp...................................        68,200     1,739,100
 *Bethlehem Steel Corp.................................       444,400     3,694,075
 *Beverly Enterprises..................................       296,100     2,146,725
 Black & Decker Corp...................................       143,800     8,187,612
 Block Drug Co., Inc. Class A..........................        37,588     1,395,454
 Boise Cascade Corp....................................       162,100     6,423,212
 Borg Warner Automotive, Inc...........................        46,300     2,566,756
 Bowater, Inc..........................................       141,300     7,276,950
 Brunswick Corp........................................       273,500     6,564,000
 Burlington Coat Factory Warehouse Corp................        10,000       168,750
 Burlington Northern Santa Fe Corp.....................     1,303,200    40,399,200
 *CBRL Group, Inc......................................        55,300       955,653
 CIGNA Corp............................................       112,424    10,483,538
 *CNA Financial Corp...................................       501,800    21,796,937
 #CSX Corp.............................................       591,800    27,777,612
 *Cabletron Systems, Inc...............................       438,500     6,522,687
 Capital Re Corp.......................................        26,600       433,912
 Carpenter Technology Corp.............................        21,900       624,150
 Case Corp.............................................       194,900     9,160,300
 Champion International Corp...........................       264,100    13,535,125

                                                               SHARES        VALUE+
                                                         ------------  ------------

 Chesapeake Corp.......................................        15,100  $    544,544
 Chiquita Brands International, Inc....................       240,200     1,936,612
 *Chris-Craft Industries, Inc..........................        70,872     3,268,971
 #Cincinnati Financial Corp............................       431,480    17,785,066
 *Circus Circus Enterprises, Inc.......................       296,300     6,259,337
 *Commerce Group, Inc..................................        81,600     1,892,100
 Comsat Corp. Series 1.................................        96,600     3,151,575
 Consolidated Papers, Inc..............................       196,100     5,441,775
 Cooper Tire & Rubber Co...............................        95,100     2,258,625
 *Corn Products International, Inc.....................        44,200     1,303,900
 *Corporate Express, Inc...............................        33,200       217,356
 Countrywide Credit Industries, Inc....................       304,500    12,522,562
 Crown Cork & Seal Co., Inc............................       393,100    12,333,512
 #Cummins Engine Co., Inc..............................       113,800     5,761,125
 *Cypress Semiconductor Corp...........................       184,700     2,054,787
 #Cyprus Amax Minerals Co., Inc........................       293,900     3,692,119
 *Delphi Automotive Systems Corp.......................     1,096,830    21,525,305
 *Delphi Financial Group, Inc. Class A.................           832        28,871
 Devon Energy Corp.....................................        26,100       906,975
 Dillards, Inc. Class A................................       321,700    11,299,712
 ENSCO International, Inc..............................       362,400     6,432,600
 Earthgrains Co........................................        50,600     1,185,937
 Enhance Financial Services Group, Inc.................       116,400     2,277,075
 Enron Oil & Gas Corp..................................       217,800     4,151,812
 *Enserch Exploration Corp.............................       144,718       985,891
 Everest Reinsurance Holdings, Inc.....................       211,300     6,946,487
 *Extended Stay America, Inc...........................       355,300     3,775,062
 FBL Financial Group, Inc. Class A.....................        15,100       302,944
 *#Federated Department Stores, Inc....................       621,400    33,866,300
 Financial Security Assurance Holdings, Ltd............        41,800     2,372,150
 First Citizens Bancshares, Inc. NC....................        10,300       841,059
 Florida East Coast Industries, Inc....................        62,500     2,187,500
 *Fluor Corp...........................................        53,600     1,996,600
 Ford Motor Co.........................................     2,037,700   116,276,256
 Fortune Brands, Inc...................................       574,000    23,462,250
 *Foundation Health Systems, Inc.......................        29,000       518,375
 *Fruit of The Loom, Inc. Class A......................       120,600     1,243,687
 GATX Corp.............................................        84,400     3,275,775
 General Motors Corp...................................     1,569,300   108,281,700
 *General Motors Corp. Class H.........................       281,346    15,438,862
 Georgia-Pacific Corp..................................       222,500    19,232,344
 *Golden State Bancorp, Inc............................       144,900     3,559,106
 Golden West Financial Corp............................        90,800     8,614,650
 #Goodrich (B.F.) Co...................................        95,400     3,863,700
 Great Atlantic & Pacific Tea Co., Inc.................       126,700     4,149,425
 Great Lakes Chemical Corp.............................        23,900     1,079,981
 Greenpoint Financial Corp.............................        92,000     3,174,000
 *Harris Corp..........................................        23,300       881,031
 *Healthsouth Corp.....................................       691,700     9,251,488
 *Helmerich & Payne, Inc...............................       132,200     3,081,913
 Hilton Hotels Corp....................................       714,200     9,820,250
 Hollinger International, Inc. Class A.................       147,100     2,041,013
 Host Marriott Corp....................................       311,300     3,900,978
 *Humana, Inc..........................................       371,400     4,665,713
 *IBP, Inc.............................................       288,400     6,182,575

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 #IMC Global, Inc......................................       310,300  $  6,496,906
 *IVAX Corp............................................        21,600       290,250
 Ikon Office Solutions, Inc............................       385,000     5,365,938
 *Integrated Health Services, Inc......................        87,100       511,713
 *Interim Services, Inc................................       119,900     2,615,319
 #International Paper Co...............................     1,071,241    53,562,050
 *International Speciality Products, Inc...............       252,000     2,362,500
 *#K Mart Corp.........................................     1,417,400    21,792,525
 Kerr-McGee Corp.......................................       127,800     5,942,700
 *LSI Logic Corp.......................................       103,500     3,835,969
 LTV Corp..............................................       225,900     1,383,638
 *#Lafarge Corp........................................       158,300     5,293,156
 *Lam Research Corp....................................       113,900     3,157,166
 Lehman Brothers Holdings, Inc.........................       304,200    16,616,925
 Lennar Corp...........................................         1,900        42,988
 Liberty Corp..........................................        40,400     2,088,175
 Liberty Financial Companies, Inc......................       160,000     4,180,000
 Lincoln National Corp.................................       223,050    22,695,338
 Loews Corp............................................       315,500    25,654,094
 Longs Drug Stores Corp................................        50,900     1,771,956
 Louisiana-Pacific Corp................................       298,100     6,036,525
 *Lubrizol Corp........................................       182,000     5,005,000
 *#Lyondell Chemical Co................................       184,500     3,517,031
 *MGM Grand, Inc.......................................        30,971     1,300,782
 Mallinckrodt, Inc.....................................       205,200     7,105,050
 Mark IV Industries, Inc...............................        86,100     1,592,850
 Mead Corp.............................................       281,000    10,502,375
 Media General, Inc. Class A...........................        16,900       872,463
 #Millennium Chemicals, Inc............................       179,000     4,463,813
 Mitchell Energy & Development Corp. Class A...........        68,500     1,096,000
 Mitchell Energy & Development Corp. Class B...........        41,600       670,800
 Murphy Oil Corp.......................................        31,700     1,555,281
 NAC RE Corp...........................................        44,300     2,417,119
 *#National Semiconductor Corp.........................       513,600     9,951,000
 Noble Affiliates, Inc.................................       108,000     2,862,000
 #Norfolk Southern Corp................................       999,800    32,743,450
 Occidental Petroleum Corp.............................       650,800    13,748,150
 *Officemax, Inc.......................................       367,200     4,222,800
 Ogden Corp............................................       151,696     3,782,919
 #Ohio Casualty Corp...................................       106,900     4,065,541
 #Old Republic International Corp......................       553,275    10,062,689
 Olsten Corp...........................................        13,300       118,038
 Orion Capital Corp....................................        98,600     2,877,888
 Overseas Shipholding Group, Inc.......................        37,500       468,750
 *#Owens-Illinois, Inc.................................       265,100     8,085,550
 PMI Group, Inc........................................        63,400     3,708,900
 Pacific Century Financial Corp........................       124,500     2,490,000
 *Pacificare Health Systems, Inc. Class B..............        39,256     3,389,510
 *Park Place Entertainment Corp........................       586,400     6,157,200
 Penney (J.C.) Co., Inc................................     1,065,700    55,083,369
 *Pennzenergy Co.......................................        55,600       858,325
 Penzoil Quaker State Co...............................        55,600       771,450
 #Pep Boys - Manny, Moe & Jack.........................       151,100     2,852,013
 #Phelps Dodge Corp....................................       168,800     8,745,950
 #Pioneer Natural Resources Co.........................       401,900     4,370,663
 Potlatch Corp.........................................        94,600     3,724,875
 Provident Companies, Inc..............................       550,808    21,515,938
 *Pulte Corp...........................................        83,900     1,997,869
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Questar Corp..........................................       167,000  $  3,183,438
 RJR Nabisco Holdings Corp.............................       887,680    27,462,600
 Rayonier, Inc.........................................        83,000     3,869,875
 *Reliance Group Holdings, Inc.........................       448,300     4,454,981
 #Reynolds Metals Co...................................       177,900     9,462,056
 *Rowan Companies, Inc.................................       302,300     5,101,313
 #Russell Corp.........................................       137,400     3,220,313
 #Ryder System, Inc....................................       268,800     6,451,200
 Ryerson Tull, Inc.....................................        64,592     1,485,616
 Safeco Corp...........................................       368,300    16,193,691
 Saint Paul Companies, Inc.............................       648,326    23,056,093
 *Seagate Technology, Inc..............................        64,100     1,935,019
 #Service Corp. International..........................       105,100     2,016,606
 *Silicon Graphics, Inc................................       456,700     5,651,663
 *#Smurfit-Stone Container Corp........................       235,026     5,067,748
 *Spiegel, Inc. Class A Non-Voting.....................         1,600        11,750
 Springs Industries, Inc. Class A......................         7,700       305,113
 *Sprint Corp. (PCS Group).............................         5,850       263,250
 St. Joe Corp..........................................        78,400     2,141,300
 *Starwood Hotels and Resorts Worldwide, Inc...........        96,000     3,144,000
 *Tech Data Corp.......................................        31,500     1,158,609
 Tecumseh Products Co. Class A.........................        58,300     3,833,225
 *Tecumseh Products Co. Class B........................         9,100       545,431
 Tektronix, Inc........................................        48,200     1,117,638
 Telephone & Data Systems, Inc.........................       152,900    10,282,525
 Temple-Inland, Inc....................................       138,200     9,259,400
 *Tenneco, Inc.........................................       615,100    14,339,519
 Terra Industries, Inc.................................        61,400       241,763
 *Thermo-Electron Corp.................................       455,800     8,717,175
 Tidewater, Inc........................................       138,000     3,527,625
 Timken Co.............................................       177,800     3,656,013
 *#Toys R Us, Inc......................................       683,600    15,765,525
 Transamerica Corp.....................................       462,800    33,957,950
 Travelers Property Casualty Corp......................       477,000    18,841,500
 Tyson Foods, Inc. Class A.............................         6,600       151,800
 *UMB Financial Corp...................................        38,100     1,616,869
 USX-Marathon Group, Inc...............................       665,450    19,921,909
 USX-US Steel Group....................................       314,400     8,469,150
 *Ultramar Diamond Shamrock Corp.......................       188,600     4,149,200
 Union Pacific Corp....................................       669,100    38,180,519
 Union Pacific Resources Group, Inc....................       773,900    10,786,231
 Unisource Worldwide, Inc..............................       120,100     1,411,175
 *United States Cellular Corp..........................       141,300     6,817,725
 *Unitrin, Inc.........................................       223,800     7,846,988
 *Unova, Inc...........................................       273,500     3,965,750
 Valero Energy Corp....................................       268,500     5,386,781
 Valhi, Inc............................................        91,000     1,074,938
 *Venator Group, Inc...................................       494,500     5,408,594
 *Viacom, Inc. Class A.................................       210,400     8,113,550
 *Viacom, Inc. Class B.................................       670,000    25,795,000
 *Vishay Intertechnology, Inc..........................       162,764     3,387,526
 *Wallace Computer Services, Inc.......................        31,000       711,063
 Weis Markets, Inc.....................................        20,800       731,900
 Wesco Financial Corp..................................        12,540     4,072,365
 Westvaco Corp.........................................       300,550     8,584,459
 Weyerhaeuser Co.......................................         5,900       366,169
 Whirlpool Corp........................................        69,000     4,450,500
 Willamette Industries, Inc............................       298,600    12,653,175
 *World Color Press, Inc...............................        54,100     1,379,550

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Worthington Industries, Inc...........................       184,000  $  2,363,250
 *Xtra Corp............................................         6,200       275,900
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,514,542,045)................................                1,891,344,947
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 *Pacificare Health Systems, Inc. 5% Cumulative,
   Convertible, Redeemable, Class A
   (Cost $855,404).....................................        12,040     1,029,796
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                         ------------

                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.9%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
   06/01/99 (Collateralized by U.S. Treasury Notes
   6.875%, 05/15/06, valued at $18,004,100) to be
   repurchased at $17,740,063.
   (Cost $17,731,000)..................................  $    17,731     17,731,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,533,128,549)++..............................                $1,910,105,743
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (96.3%)
 AAR Corp..............................................        4,000   $     79,000
 *ACX Technologies, Inc................................        3,600         44,775
 AK Steel Holding Corp.................................        4,700        112,800
 *AMR Corp.............................................       26,900      1,750,181
 AVX Corp..............................................        7,000        143,062
 *Acceptance Insurance Companies, Inc..................        1,100         17,256
 *Advanced Micro Devices, Inc..........................       15,900        294,150
 #Advanta Corp. Class A................................        1,000         17,344
 Advanta Corp. Class B Non-Voting......................        1,000         14,031
 Aetna, Inc............................................       16,800      1,525,650
 Agco Corp.............................................        5,000         58,125
 *Airgas, Inc..........................................        7,400         84,637
 *Alaska Air Group, Inc................................        3,000        124,500
 Albemarle Corp........................................        3,600         80,775
 Alexander & Baldwin, Inc..............................        9,400        212,675
 *Allegheny Corp.......................................          612        110,772
 *Allen Telecom, Inc...................................        1,900         19,831
 Alliance Bancorp......................................        1,100         26,847
 Alliant Energy Corp...................................        9,700        292,819
 Amcol International Corp..............................        1,900         26,956
 Amerada Hess Corp.....................................        9,200        551,425
 *Amerco, Inc..........................................        3,000         74,250
 *America West Holdings Corp. Class B..................        2,575         50,212
 American Annuity Group, Inc...........................        5,600        131,600
 American Financial Group, Inc.........................        7,700        259,875
 *American Freightways Corp............................        1,800         31,556
 *American Greetings Corp. Class A.....................        7,900        226,137
 *American Oncology Resources, Inc.....................        3,000         30,469
 Amerus Life Holdings, Inc. Class A....................        3,000         77,437
 *Amresco, Inc.........................................        4,100         27,931
 *Anicom, Inc..........................................        5,000         46,094
 *Anixter International, Inc...........................        3,400         60,137
 Apache Corp...........................................        9,800        352,800
 *Applied Graphics Technologies, Inc...................        3,000         32,531
 Applied Industrial Technologies, Inc..................        2,700         45,731
 *#Arcadia Financial, Ltd..............................        4,700         34,956
 Arch Coal, Inc........................................        3,500         51,187
 Archer-Daniels Midland Co.............................       70,900      1,063,500
 Arctic Cat, Inc.......................................        3,000         25,125
 Argonaut Group, Inc...................................        2,800         75,075
 *Armco, Inc...........................................       10,800         69,525
 Arnold Industries, Inc................................        1,400         23,187
 *Arrow Electronics, Inc...............................       11,300        196,337
 Asarco, Inc...........................................        5,200         83,525
 *Ascent Entertainment Group, Inc......................        1,600         18,300
 Avado Brands, Inc.....................................        3,500         31,773
 Avnet, Inc............................................        4,000        174,250
 *Aztar Corp...........................................        5,400         36,450
 *BJ Services, Co......................................        6,500        179,156
 Baldwin & Lyons, Inc. Class B.........................          900         18,816
 *BancTec, Inc.........................................        1,600         25,800
 Bandag, Inc...........................................        1,000         34,437
 Bandag, Inc...........................................        1,200         34,350
 BankAtlantic Bancorp, Inc. Class B....................        1,000          7,969

                                                               SHARES        VALUE+
                                                         ------------  ------------

 Banta Corp............................................        3,000   $     73,500
 *Barrett Resources Corp...............................        3,000        101,437
 Bassett Furniture Industries, Inc.....................        1,500         35,672
 Battle Mountain Gold Co...............................       10,900         26,569
 Bay View Capital Corp.................................        2,600         46,800
 Bear Stearns Companies, Inc...........................       10,545        467,934
 *Belco Oil & Gas Corp.................................        3,500         27,781
 Belo (A.H.) Corp. Class A.............................       10,100        222,831
 *Bergen Brunswig Corp. Class A........................        2,365         52,030
 Berkley (W.R.) Corp...................................        2,500         63,750
 *Berlitz International, Inc...........................        1,000         21,312
 *Bethlehem Steel Corp.................................       15,900        132,169
 *Beverly Enterprises..................................        8,800         63,800
 *Bio-Rad Laboratories, Inc. Class A...................        1,000         28,187
 Block Drug Co., Inc. Class A..........................        1,200         44,550
 Boise Cascade Corp....................................        5,300        210,012
 *Boise Cascade Office Products Corp...................        3,900         46,556
 Bowater, Inc..........................................        3,800        195,700
 Bowne & Co., Inc......................................        3,000         50,250
 *Boyd Gaming Corp.....................................        4,500         26,719
 *Brown (Tom), Inc.....................................        3,700         47,984
 Brown Shoe Company, Inc...............................        1,300         24,700
 Brunswick Corp........................................       10,900        261,600
 Brush Wellman, Inc....................................        1,500         25,406
 *Budget Group, Inc....................................        3,100         41,462
 *Buffets, Inc.........................................        3,900         40,950
 Burlington Coat Factory Warehouse Corp................        4,000         67,500
 *Burlington Industries, Inc...........................        5,200         51,025
 Burlington Northern Santa Fe Corp.....................       66,000      2,046,000
 *CBRL Group, Inc......................................        6,400        110,600
 *CNA Financial Corp...................................       21,900        951,281
 CSX Corp..............................................       25,800      1,210,987
 *Cabletron Systems, Inc...............................       17,300        257,337
 Calgon Carbon Corp....................................        4,100         23,319
 Capital Re Corp.......................................        3,900         63,619
 *#Caribiner International, Inc........................        1,600          8,600
 *Carmike Cinemas, Inc. Class A........................        1,000         17,562
 Carpenter Technology Corp.............................        2,700         76,950
 Carter-Wallace, Inc...................................        2,400         43,350
 Case Corp.............................................        8,600        404,200
 *Castle & Cooke, Inc..................................        2,300         35,937
 Cato Corp. Class A....................................        1,400         18,419
 *Central Garden & Pet Co..............................        3,700         50,297
 Champion International Corp...........................       10,700        548,375
 *Charming Shoppes, Inc................................       11,600         58,544
 Chartwell Re Corp.....................................        1,000         15,687
 *Checkpoint System, Inc...............................        2,700         24,637
 Chemed Corp...........................................        1,000         32,437
 Chesapeake Corp.......................................        2,500         90,156
 Chiquita Brands International, Inc....................        8,800         70,950
 *Chris-Craft Industries, Inc..........................        2,957        136,392
 Cincinnati Financial Corp.............................       19,800        816,131
 Circle International, Inc.............................        1,200         24,600
 *Circus Circus Enterprises, Inc.......................        8,400        177,450
 *Citation Corp........................................        1,200         16,012
 Cleveland Cliffs, Inc.................................        1,000         37,000

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Coherent, Inc........................................        3,000   $     48,562
 Columbus McKinnon Corp................................        1,000         24,969
 *Commerce Group, Inc..................................        3,800         88,112
 Commercial Metals Co..................................        1,400         32,812
 Commonwealth Bancorp, Inc.............................        2,000         32,437
 *Compucom Systems, Inc................................        3,800         15,319
 *CompUSA, Inc.........................................        9,600         77,400
 *Consolidated Freightways Corp........................        1,200         15,975
 Consolidated Papers, Inc..............................        8,000        222,000
 *#ContiFinancial Corp.................................        5,900         42,037
 *Corn Products International, Inc.....................        4,400        129,800
 *Corporate Express, Inc...............................       10,800         70,706
 *Cort Business Services Corp..........................        1,000         24,187
 Countrywide Credit Industries, Inc....................       10,100        415,362
 *Coventry Health Care, Inc............................        5,000         66,562
 *#Credit Acceptance Corp..............................        4,600         27,456
 Cross Timbers Oil Co..................................        4,200         45,412
 Crown Cork & Seal Co., Inc............................       11,000        345,125
 #Cummins Engine Co., Inc..............................        4,700        237,937
 *Cypress Semiconductor Corp...........................        9,100        101,237
 Cyprus Amax Minerals Co., Inc.........................       11,100        139,444
 *DVI, Inc.............................................        1,000         15,562
 Dain Rauscher Corp....................................        1,000         52,062
 Daniel Industries, Inc................................        1,000         21,000
 *Delphi Automotive Systems Corp.......................       24,812        486,936
 *Delphi Financial Group, Inc. Class A.................        1,632         56,610
 Deltic Timber Corp....................................        1,000         24,875
 Detroit Diesel Corp...................................        1,700         42,181
 Devon Energy Corp.....................................        2,400         83,400
 Dillards, Inc. Class A................................       11,800        414,475
 Dime Community Bancorp, Inc...........................        1,000         22,156
 Dimon, Inc............................................        6,400         33,600
 *Discount Auto Parts, Inc.............................          300          7,425
 Downey Financial Corp.................................        2,500         55,000
 *Dress Barn, Inc......................................        1,500         22,078
 *Dura Automotive Systems, Inc.........................          349         10,339
 ENSCO International, Inc..............................       12,800        227,200
 *Eagle Geophysical, Inc...............................          115            385
 Earthgrains Co........................................        5,500        128,906
 *Electro Rent Corp....................................          800         10,075
 *Electroglas, Inc.....................................        1,600         22,800
 Energen Corp..........................................        2,800         53,550
 Enesco Group, Inc.....................................        3,000         68,812
 Enhance Financial Services Group, Inc.................        4,600         89,987
 Enron Oil & Gas Corp..................................       11,800        224,937
 *Enserch Exploration Corp.............................        3,200         21,800
 *Esterline Technologies Corp..........................        3,000         44,812
 Ethyl Corp............................................        8,800         44,000
 *Evans & Sutherland Computer Corp.....................        1,000         15,781
 Everest Reinsurance Holdings, Inc.....................        6,800        223,550
 Exide Corp............................................        1,600         25,000
 *Extended Stay America, Inc...........................       11,400        121,125
 FBL Financial Group, Inc. Class A.....................        3,000         60,187
 *FSI International, Inc...............................        1,200          9,750
 *Fairchild Corp. Class A..............................        1,946         29,068
 *Federated Department Stores, Inc.....................       21,500      1,171,750
 *Finish Line, Inc. Class A............................        1,000         12,250
 First Citizens Bancshares, Inc. NC....................          600         48,994
 *First Republic Bank..................................        1,000         26,125
 First Washington Bancorp, Inc.........................        1,000         20,125
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *FirstFed Financial Corp. DE..........................        3,000   $     56,625
 Fleming Companies, Inc................................        4,400         45,375
 Florida East Coast Industries, Inc....................        3,900        136,500
 *Florida Panthers Holdings, Inc. Class A..............        3,700         40,237
 *Fluor Corp...........................................        3,400        126,650
 *Forest Oil Corp......................................        3,100         32,744
 Fortune Brands, Inc...................................       17,000        694,875
 Foster Wheeler Corp...................................        4,300         59,125
 *Foundation Health Systems, Inc.......................       10,500        187,687
 *Franklin Covey Co....................................        1,200         11,700
 *Fritz Companies, Inc.................................        3,000         32,625
 Frontier Insurance Group, Inc.........................        3,000         51,562
 *Fruit of The Loom, Inc. Class A......................        6,900         71,156
 *Fund American Enterprises Holdings, Inc..............        1,000        149,000
 *General Cigar Holdings, Inc. Class A.................        1,000          8,000
 *General Communications, Inc. Class A.................        5,700         28,322
 General Motors Corp...................................       35,500      2,449,500
 *General Motors Corp. Class H.........................       12,600        691,425
 *Genesis Health Ventures, Inc.........................        2,600         11,537
 Georgia-Pacific Corp..................................        6,600        570,487
 Glatfelter (P.H.) Co..................................        4,200         55,912
 *Glenayre Technologies, Inc...........................        5,700         20,484
 *Golden State Bancorp, Inc............................        4,600        112,987
 #Goodrich (B.F.) Co...................................        6,000        243,000
 Grand Premier Financial, Inc..........................          400          4,737
 Great Atlantic & Pacific Tea Co., Inc.................        4,500        147,375
 *Grey Wolf, Inc.......................................       18,200         37,537
 *Griffon Corp.........................................        2,100         16,800
 Guilford Mills, Inc...................................        1,600         16,000
 *Gymboree Corp........................................        3,000         36,656
 *HS Resources, Inc....................................        2,000         24,000
 Harbor Florida Bancshares, Inc........................        3,000         35,906
 Hardinge Brothers, Inc................................        1,000         17,406
 Harleysville Group, Inc...............................        2,200         42,625
 Harman International Industries, Inc..................        1,400         62,125
 Harnischfeger Industries, Inc.........................        3,600         25,875
 *Harris Corp..........................................        4,100        155,031
 Harsco Corp...........................................        2,000         65,250
 *Healthsouth Corp.....................................       43,900        587,162
 Heilig-Meyers Co......................................        5,100         35,381
 *Helmerich & Payne, Inc...............................        5,900        137,544
 *Hexcel Corp..........................................        3,000         32,062
 Hilton Hotels Corp....................................       31,300        430,375
 *Hollywood Park, Inc..................................        2,800         40,425
 *#Homebase, Inc.......................................        2,900         16,494
 Host Marriott Corp....................................        7,100         88,750
 *Houston Exploration Co...............................        5,000         94,062
 Hughes Supply, Inc....................................        2,300         61,956
 *Humana, Inc..........................................       18,200        228,638
 Hunt (J.B.) Transport Services, Inc...................        4,100         69,444
 *Hypercom Corp........................................        3,600         25,425
 *IBP, Inc.............................................        8,500        182,219
 IMC Global, Inc.......................................       13,600        284,750
 IMCO Recycling, Inc...................................        1,000         16,750
 Ikon Office Solutions, Inc............................       17,600        245,300
 *#Imation Corp........................................        4,300        101,050
 *Imperial Credit Industries, Inc......................        4,200         34,913
 Imperial Sugar Co.....................................        2,200         13,338

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Inacom Corp..........................................        1,600   $     17,700
 *Information Resources, Inc...........................        2,500         21,328
 Ingles Market, Inc. Class A...........................        1,400         16,931
 *Ingram Micro, Inc....................................        3,800        110,200
 *Input/Output, Inc....................................        4,300         36,550
 Interface, Inc. Class A...............................        4,000         31,250
 *Intergraph Corp......................................        6,100         48,609
 *Interim Services, Inc................................        4,800        104,700
 International Paper Co................................       32,500      1,625,000
 *International Rectifier Corp.........................        4,400         47,850
 Interpool, Inc........................................        2,500         31,406
 *Ionics, Inc..........................................        1,200         37,575
 JSB Financial, Inc....................................        1,000         51,250
 *#Just for Feet, Inc..................................        3,800         28,856
 Justin Industries, Inc................................        3,400         45,156
 *K Mart Corp..........................................       40,800        627,300
 *Kaiser Aluminum Corp.................................        6,600         57,750
 Kaman Corp. Class A...................................        3,000         39,938
 Kellwood Co...........................................        1,700         40,375
 *Kemet Corp...........................................        5,100         81,919
 Kennametal, Inc.......................................        2,600         73,938
 *Kent Electronics Corp................................        1,700         22,206
 Kerr-McGee Corp.......................................        4,700        218,550
 *Komag, Inc...........................................        5,100         19,284
 LNR Property Corp.....................................        3,400         68,000
 LTV Corp..............................................       10,000         61,250
 *Lafarge Corp.........................................        7,100        237,406
 *Lam Research Corp....................................        3,000         83,156
 Landamerica Financial Group, Inc......................        3,000         86,063
 *Landrys Seafood Restaurants, Inc.....................        3,600         33,300
 Lehman Brothers Holdings, Inc.........................        9,800        535,325
 Liberty Corp..........................................        1,000         51,688
 Liberty Financial Companies, Inc......................        7,000        182,875
 Life USA Holdings, Inc................................        1,900         37,941
 *Loews Cineplex Entertainment Corp....................        7,100         67,894
 Loews Corp............................................        1,000         81,313
 *Lone Star Steakhouse Saloon..........................        4,600         46,719
 *Lone Star Technologies, Inc..........................        3,000         46,688
 Longview Fibre Co.....................................        5,900         80,019
 *Louis Dreyfus Natural Gas Corp.......................        3,700         72,150
 *Lubrizol Corp........................................        4,900        134,750
 *Lyondell Chemical Co.................................        8,200        156,313
 M.A. Hanna Co.........................................        5,500         81,125
 MDC Holdings, Inc.....................................        3,000         59,250
 *#MEMC Electronic Materials, Inc......................        3,200         26,400
 *MGM Grand, Inc.......................................        2,000         84,000
 MMI Companies, Inc....................................        2,000         34,500
 *MS Carriers, Inc.....................................        1,000         31,813
 *Magnetek, Inc........................................        2,000         20,250
 *Mallon Resources Corp................................        1,000          8,750
 Marcus Corp...........................................        1,500         18,844
 *Marine Drilling Companies, Inc.......................        4,200         60,375
 Mark IV Industries, Inc...............................        5,800        107,300
 *Marshall Industries..................................        1,200         21,150
 *Maxxam, Inc..........................................          500         30,625
 *Maxxim Medical, Inc..................................        3,000         47,625
 Mead Corp.............................................        9,000        336,375
 *Medaphis Corp........................................        6,000         29,813
 *Metals USA, Inc......................................        6,000         69,000
 *Metrocall, Inc.......................................        2,800          8,181
 *Metromedia International Group, Inc..................        3,100         25,769
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Michael Foods, Inc....................................        1,000   $     23,438
 *Michaels Stores, Inc.................................        4,200        112,613
 Midland Co............................................        1,000         24,500
 Mikasa, Inc...........................................        1,000         11,125
 Milacron, Inc.........................................        1,100         23,444
 Millennium Chemicals, Inc.............................        8,900        221,944
 *Miller Industries, Inc...............................        5,900         28,394
 Mine Safety Appliances Co.............................        1,000         63,188
 Mississippi Chemical Corp.............................        2,000         19,250
 Mitchell Energy & Development Corp. Class A...........        2,000         32,000
 Mitchell Energy & Development Corp. Class B...........        2,500         40,313
 Murphy Oil Corp.......................................        3,600        176,625
 NAC RE Corp...........................................        2,000        109,125
 NCH Corp..............................................          600         32,925
 Nacco Industries, Inc. Class A........................        1,000         74,625
 National Presto Industries, Inc.......................        1,000         37,313
 *National Semiconductor Corp..........................       21,500        416,563
 National Steel Corp. Class B..........................        2,700         20,588
 *Network Equipment Technologies, Inc..................        1,600         16,600
 *Newpark Resources, Inc...............................        5,500         49,500
 *Nine West Group......................................        2,700         74,925
 Noble Affiliates, Inc.................................        6,000        159,000
 *Noble Drilling Corp..................................       11,700        212,063
 Norfolk Southern Corp.................................       38,800      1,270,700
 *Nuevo Energy Co......................................        2,100         32,025
 *O'Sullivan Industries Holdings, Inc..................        1,500         24,938
 Oakwood Homes Corp....................................        6,100         76,250
 Ocean Financial Corp..................................        1,600         28,050
 *Oceaneering International, Inc.......................        1,500         23,156
 *Ocwen Financial Corp.................................        7,200         62,550
 *Officemax, Inc.......................................       13,500        155,250
 *Offshore Logistics, Inc..............................        2,600         29,331
 Ogden Corp............................................        5,100        127,181
 #Ohio Casualty Corp...................................        3,800        144,519
 Old Republic International Corp.......................       15,700        285,544
 *Olin Corp............................................        3,800         50,350
 Olsten Corp...........................................        8,200         72,775
 *On Command Corp......................................        1,600         22,350
 Oregon Steel Mills, Inc...............................        1,400         19,163
 Orion Capital Corp....................................        3,100         90,481
 *Ortel Corp...........................................        3,000         32,250
 Overseas Shipholding Group, Inc.......................        3,300         41,250
 *Owens-Illinois, Inc..................................       15,600        475,800
 Oxford Industries, Inc................................        1,000         27,750
 PMI Group, Inc........................................        2,700        157,950
 PXRE Corp.............................................        1,000         18,625
 Park Electrochemical Corp.............................        1,000         23,938
 *Park Place Entertainment Corp........................       19,900        208,950
 *Parker Drilling Co...................................        9,900         30,938
 *Paxson Communications Corp...........................        6,600         85,388
 *Paymentech, Inc......................................        2,000         50,125
 Penney (J.C.) Co., Inc................................       26,200      1,354,213
 Peoples Bancor........................................        4,900         50,991
 #Pep Boys - Manny, Moe & Jack.........................        6,100        115,138
 *Perrigo Co...........................................        5,600         51,275
 *Personnel Group of America, Inc......................        3,000         34,125
 *Petco Animal Supplies, Inc...........................        1,800         25,369
 #Phelps Dodge Corp....................................        6,400        331,600

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Phillips-Van Heusen Corp..............................        3,600   $     31,500
 *Phycor, Inc..........................................        8,600         60,334
 *Physician Reliance Network, Inc......................        5,200         48,588
 *Picturetel Corp......................................        2,500         22,109
 Pillowtex Corp........................................        2,000         32,500
 Pioneer Natural Resources Co..........................       11,000        119,625
 Pioneer Standard Electronics, Inc.....................        3,300         32,278
 *#Planet Hollywood, Inc...............................        6,700          5,863
 *Polymer Group, Inc...................................        3,700         45,325
 *Pool Energy Services Co..............................        1,100         18,391
 Potlatch Corp.........................................        3,200        126,000
 Presidential Life Corp................................        3,600         66,038
 *Price Communications Corp............................        4,062         57,884
 *Pride International, Inc.............................        6,500         67,844
 *Primark Corp.........................................        1,700         46,006
 *Prime Hospitality Corp...............................        6,600         68,888
 *Protection One, Inc..................................       10,800         59,400
 *Pulte Corp...........................................        3,800         90,488
 Quanex Corp...........................................        1,000         26,125
 *Quest Diagnostics, Inc...............................        3,600         92,025
 Questar Corp..........................................        8,200        156,313
 *Quorum Health Group, Inc.............................        8,300        104,009
 *R & B Falcon Corp....................................       20,300        187,775
 RJR Nabisco Holdings Corp.............................       38,700      1,197,281
 RLI Corp..............................................        1,000         37,188
 *#RTI International Metals, Inc.......................        2,100         27,956
 *Read-Rite Corp.......................................        2,200         14,438
 *Red Roof Inns, Inc...................................        3,200         57,600
 Reliance Bancorp, Inc.................................        1,000         27,969
 *Reliance Group Holdings, Inc.........................       13,800        137,138
 *Rental Service Corp..................................        3,000         71,625
 *Republic Bankshares, Inc.............................        1,000         19,188
 Resource America, Inc.................................        1,000         14,406
 Resource Bancshares Mortgage Group, Inc...............        2,500         26,016
 Reynolds Metals Co....................................        6,600        351,038
 Riggs National Corp...................................        2,300         38,166
 Roadway Express, Inc..................................        3,000         57,938
 Rock-Tenn Co. Class A.................................        2,800         42,350
 Rollins Truck Leasing Corp............................        7,400         80,475
 Rouge Industries, Inc. Class A........................        1,000          8,750
 *Rowan Companies, Inc.................................        9,600        162,000
 Russ Berrie & Co., Inc................................        1,700         43,669
 Russell Corp..........................................        3,900         91,406
 Ryder System, Inc.....................................        8,700        208,800
 Ryland Group, Inc.....................................        2,100         58,406
 SCPIE Holdings, Inc...................................        1,000         28,500
 Safeco Corp...........................................       16,200        712,294
 Saint Paul Companies, Inc.............................       27,300        970,856
 *Santa Fe Snyder Corp.................................        9,000         76,500
 Schulman (A.), Inc....................................        2,100         35,044
 Schweitzer-Maudoit Int'l, Inc.........................          300          4,594
 Scotsman Industries, Inc..............................        1,000         20,563
 *Seacor Smit, Inc.....................................        1,000         49,625
 *Seitel, Inc..........................................        1,800         28,463
 Selective Insurance Group, Inc........................        3,200         60,000
 *Sensormatic Electronics Corp.........................        8,700        116,363
 *Sequa Corp. Class A..................................        1,000         57,875
 *Sequent Computer Systems, Inc........................        3,800         49,638
 Service Corp. International...........................       27,500        527,656
 *Service Experts, Inc.................................        3,000         55,688
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Sierra Health Services, Inc..........................        3,000   $     45,750
 *Silicon Valley Group, Inc............................        3,800         52,488
 Smart & Final Food, Inc...............................        2,200         21,038
 Smith (A.O.) Corp.....................................        3,000         73,125
 Smith (A.O.) Corp. Convertible Class A................        1,000         24,250
 *Sola International, Inc..............................        1,900         31,706
 South Jersey Industries, Inc..........................          900         25,200
 *SpeedFam-IPEC, Inc...................................        1,200         15,675
 *Spiegel, Inc. Class A Non-Voting.....................        1,100          8,078
 *Sports Authority, Inc................................        3,300         16,500
 Springs Industries, Inc. Class A......................        1,000         39,625
 Standard Pacific Corp. DE.............................        3,400         44,625
 Standard Products Co..................................        1,700         37,931
 *Starwood Hotels and Resorts Worldwide, Inc...........        8,000        262,000
 Stewart & Stevenson Services, Inc.....................        2,100         23,297
 Stewart Information Services Corp.....................        2,000         38,875
 Stone & Webster, Inc..................................        1,000         24,500
 *#Sunbeam Corp........................................       11,700         82,631
 *Sunrise Medical, Inc.................................        1,500         12,469
 *Tech Data Corp.......................................        5,400        198,619
 Tecumseh Products Co. Class A.........................        2,000        131,500
 *Tecumseh Products Co. Class B........................        1,000         59,938
 Tektronix, Inc........................................        3,400         78,838
 Telephone & Data Systems, Inc.........................        4,100        275,725
 Telxon Corp...........................................        1,100         11,516
 Temple-Inland, Inc....................................        4,200        281,400
 *Tenneco, Inc.........................................       19,300        449,931
 Terra Industries, Inc.................................        6,700         26,381
 *Tesoro Petroleum Corp................................        4,000         47,250
 Texas Industries, Inc.................................        2,600         94,575
 *Thermedics, Inc......................................        3,600         31,050
 *#Thermo Bioanalysis Corp.............................        1,000         18,250
 *Thermo Ecotek Corp...................................        1,000         10,625
 *Thermo Optek Corp....................................        1,600         16,400
 *Thermo-Electron Corp.................................       17,900        342,338
 *ThermoQuest Corp.....................................        4,100         52,275
 Tidewater, Inc........................................        6,800        173,825
 Timken Co.............................................        7,700        158,331
 #Titanium Metals Corp.................................        3,200         22,400
 *Toys R Us, Inc.......................................       27,400        631,913
 Transamerica Corp.....................................        8,800        645,700
 Transocean Offshore, Inc..............................        9,100        224,088
 Travelers Property Casualty Corp......................        9,400        371,300
 *Trex Medical Corp....................................        3,000         19,313
 *Triumph Group........................................        1,500         45,938
 *Tuboscope Vetco International, Inc...................        4,500         60,188
 *U.S. Office Products, Co.............................        1,600          8,325
 *UMB Financial Corp...................................        2,100         89,119
 USX-Marathon Group, Inc...............................       30,500        913,094
 USX-US Steel Group....................................       10,000        269,375
 *Ultramar Diamond Shamrock Corp.......................       10,700        235,400
 *Unifi, Inc...........................................        6,600        108,900
 Unifirst Corp.........................................        1,000         18,000
 Union Pacific Corp....................................       29,500      1,683,344
 Union Pacific Resources Group, Inc....................       30,000        418,125
 Unisource Worldwide, Inc..............................        7,300         85,775
 *United States Home Corp..............................        2,000         69,000
 *Unitrin, Inc.........................................        5,400        189,338
 *Unova, Inc...........................................        7,500        108,750

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *VLSI Technology, Inc.................................        4,500   $     94,078
 *VWR Scientific Products Corp.........................        1,600         45,700
 Valero Energy Corp....................................        7,900        158,494
 Valhi, Inc............................................       13,500        159,469
 *Value City Department Stores, Inc....................        2,800         26,775
 *Venator Group, Inc...................................       14,800        161,875
 *Veritas DGC, Inc.....................................        3,000         54,750
 *Veterinary Centers of America, Inc...................          500          6,953
 Vintage Petroleum, Inc................................        6,100         68,625
 *Vishay Intertechnology, Inc..........................        7,200        149,850
 #WFS Financial, Inc...................................        3,000         35,250
 Wabash National Corp..................................        3,000         57,188
 *Wallace Computer Services, Inc.......................        1,900         43,581
 Watts Industries, Inc. Class A........................        2,300         38,956
 Webb (Del) Corp.......................................        3,000         67,500
 Wellman, Inc..........................................        3,700         50,413
 Wesco Financial Corp..................................        1,000        324,750
 Westcorp, Inc.........................................        3,000         27,938
 Westvaco Corp.........................................       11,100        317,044
 *Windmere Corp........................................        1,600         21,000
 *Wisconsin Central Transportation Corp................        5,400        106,988
 Witco Corp............................................        6,100        106,750
 *Wolverine Tube, Inc..................................        2,000         47,625
 Wolverine World Wide, Inc.............................        2,500         33,750
 *Woodward Governor Co.................................          400          9,988
 *World Color Press, Inc...............................        5,000        127,500
 Worthington Industries, Inc...........................       10,300        132,291
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Xtra Corp............................................        2,000   $     89,000
 Yankee Energy Systems, Inc............................        1,220         38,506
 *Yellow Corp..........................................        3,200         54,400
 Zenith National Insurance Corp........................        2,300         52,325
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $59,800,220)...................................                  68,243,461
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (3.7%)
    Repurchase Agreement, PNC Capital Markets Inc.
      4.60%, 06/01/99 (Collateralized by U.S. Treasury
      Notes 6.25%, 01/31/02, valued at $2,649,600) to
      be repurchased at $2,606,331.
      (Cost $2,605,000)................................  $     2,605      2,605,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $62,405,220)++.................................                $ 70,848,461
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                           THE U.S. 4-10 VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (96.2%)
 AAR Corp..............................................        21,000  $    414,750
 *ACX Technologies, Inc................................        31,100       386,806
 AK Steel Holding Corp.................................        99,700     2,392,800
 AVX Corp..............................................        31,000       633,562
 #Aames Financial Corp.................................        13,000        18,687
 *Acceptance Insurance Companies, Inc..................        23,600       370,225
 *Advanced Micro Devices, Inc..........................        30,000       555,000
 #Advanta Corp. Class A................................        14,587       252,993
 Advanta Corp. Class B Non-Voting......................        32,227       452,185
 Agco Corp.............................................        59,700       694,012
 *Agribrands International, Inc........................         4,200       146,737
 *Airgas, Inc..........................................        54,000       617,625
 *Alaska Air Group, Inc................................        25,700     1,066,550
 Albemarle Corp........................................        19,200       430,800
 Alexander & Baldwin, Inc..............................        49,500     1,119,937
 Alfa Corp.............................................         4,400        74,662
 *Allegheny Corp.......................................         6,426     1,163,106
 *Allen Telecom, Inc...................................        18,200       189,962
 Alliance Bancorp......................................         3,400        82,981
 *Alliance Semiconductor Corp..........................        18,700        89,409
 Amcol International Corp..............................           800        11,350
 *Amerco, Inc..........................................        11,700       289,575
 *America West Holdings Corp. Class B..................        57,400     1,119,300
 American Annuity Group, Inc...........................        18,200       427,700
 American Business Products, Inc.......................         9,600       153,000
 American Financial Group, Inc.........................         6,900       232,875
 *American Freightways Corp............................        48,700       853,772
 *American Greetings Corp. Class A.....................        14,200       406,475
 *American Homepatient, Inc............................         7,000        13,891
 American Medical Security Group, Inc..................         5,900        54,944
 *American Oncology Resources, Inc.....................        37,600       381,875
 *Amerin Corp..........................................        10,700       286,894
 Amerus Life Holdings, Inc. Class A....................        23,900       616,919
 *Amresco, Inc.........................................        41,600       283,400
 *Anicom, Inc..........................................        19,400       178,844
 *Anixter International, Inc...........................        31,500       557,156
 *Ann Taylor Stores Corp...............................        10,000       431,875
 *Antec Corp...........................................         2,100        61,491
 *Applied Graphics Technologies, Inc...................         9,000        97,594
 Applied Industrial Technologies, Inc..................        22,800       386,175
 *#Applied Magnetics Corp..............................        17,300        51,900
 *Apria Healthcare Group, Inc..........................        24,200       499,125
 *#Arcadia Financial, Ltd..............................        28,000       208,250
 *Arch Chemicals, Inc..................................         4,150        95,709
 Arch Coal, Inc........................................        26,500       387,562
 Arctic Cat, Inc.......................................        14,900       124,787
 Argonaut Group, Inc...................................        30,500       817,781
 *Armco, Inc...........................................        49,200       316,725
 Arnold Industries, Inc................................        30,000       496,875
 *Arrow Electronics, Inc...............................        75,000     1,303,125
 Asarco, Inc...........................................        52,100       836,856
 *Ascent Entertainment Group, Inc......................        26,400       301,950
 *Associated Group, Inc. Class A.......................        22,500     1,459,687

                                                               SHARES        VALUE+
                                                         ------------  ------------

 Avado Brands, Inc.....................................        15,200  $    137,987
 Avnet, Inc............................................        37,500     1,633,594
 *Avondale Industries, Inc.............................         4,800       175,200
 *Aztar Corp...........................................        40,100       270,675
 *BJ Services, Co......................................        95,100     2,621,194
 Baldwin & Lyons, Inc. Class B.........................         5,900       123,347
 *BancTec, Inc.........................................        19,600       316,050
 Bancwest Corp.........................................        14,900       566,200
 Bandag, Inc...........................................         7,300       251,394
 Bandag, Inc...........................................        12,700       363,537
 *Bank United Financial Corp. Class A..................           100           902
 BankAtlantic Bancorp, Inc. Class B....................         7,900        62,953
 Bassett Furniture Industries, Inc.....................        11,700       278,241
 Battle Mountain Gold Co...............................       104,800       255,450
 Bay View Capital Corp.................................        24,800       446,400
 *Belco Oil & Gas Corp.................................         8,500        67,469
 *Benton Oil & Gas Co..................................        13,800        48,300
 *Bergen Brunswig Corp. Class A........................        16,390       360,580
 Berkley (W.R.) Corp...................................        31,100       793,050
 *Berlitz International, Inc...........................         7,700       164,106
 *Bethlehem Steel Corp.................................       154,300     1,282,619
 *Beverly Enterprises..................................       108,000       783,000
 Bindley Western Industries, Inc.......................         3,200        96,400
 *Bio-Rad Laboratories, Inc. Class A...................         6,700       188,856
 Birmingham Steel Corp.................................        37,300       191,162
 Blair Corp............................................         6,900       118,594
 Block Drug Co., Inc. Class A..........................         9,989       370,842
 Bob Evans Farms, Inc..................................        13,300       256,441
 Boise Cascade Corp....................................        50,900     2,016,912
 *Boise Cascade Office Products Corp...................        17,300       206,519
 *Bombay Co., Inc......................................        52,300       320,337
 Borg Warner Automotive, Inc...........................        14,700       814,931
 *#Boston Chicken, Inc.................................        33,500        20,100
 Bowater, Inc..........................................        28,400     1,462,600
 Bowne & Co., Inc......................................        10,100       169,175
 *Boyd Gaming Corp.....................................        41,100       244,031
 *Brown (Tom), Inc.....................................        32,200       417,594
 Brown Shoe Company, Inc...............................        13,400       254,600
 Brunswick Corp........................................        86,300     2,071,200
 Brush Wellman, Inc....................................        23,500       398,031
 *Budget Group, Inc....................................        32,100       429,337
 *Buffets, Inc.........................................         3,000        31,500
 Burlington Coat Factory Warehouse Corp................        50,800       857,250
 *Burlington Industries, Inc...........................        59,100       579,919
 Butler Manufacturing Co...............................         3,600       101,250
 *CBRL Group, Inc......................................        23,000       397,469
 *CHS Electronics, Inc.................................        10,000        44,375
 *CSS Industries, Inc..................................         5,200       140,400
 *Cabletron Systems, Inc...............................        34,000       505,750
 Calgon Carbon Corp....................................        26,000       147,875
 *Canandaigua Wine Co., Inc. Class A...................         4,600       228,850
 *Canandaigua Wine Co., Inc. Class B...................           600        31,200
 Capital Re Corp.......................................        32,000       522,000
 Capitol Transamerica Corp.............................           100         1,503
 *#Caribiner International, Inc........................        13,600        73,100
 *Carmike Cinemas, Inc. Class A........................         7,200       126,450

THE U.S. 4-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Carpenter Technology Corp.............................        24,200  $    689,700
 Carter-Wallace, Inc...................................        17,700       319,706
 Case Corp.............................................        70,100     3,294,700
 *Castle & Cooke, Inc..................................        23,000       359,375
 *Central Garden & Pet Co..............................        30,200       410,531
 Century Aluminum Co...................................        11,400        73,744
 *Charming Shoppes, Inc................................       110,400       557,175
 Chartwell Re Corp.....................................         7,100       111,381
 *Checkpoint System, Inc...............................        20,800       189,800
 Chemed Corp...........................................         6,000       194,625
 Chemical Financial Corp...............................           125         3,812
 Chesapeake Corp.......................................         6,600       238,012
 #Chesapeake Energy Corp...............................        44,000        93,500
 Chiquita Brands International, Inc....................       100,300       808,669
 *Chris-Craft Industries, Inc..........................        30,252     1,395,373
 Circle International, Inc.............................         4,800        98,400
 *Circus Circus Enterprises, Inc.......................       121,500     2,566,687
 *Cirrus Logic, Inc....................................        46,200       350,831
 *Citation Corp........................................        12,100       161,459
 Cleveland Cliffs, Inc.................................        17,400       643,800
 *#Coeur d'Alene Mines Corp. ID........................        10,300        43,131
 *Coherent, Inc........................................        22,000       356,125
 Columbus McKinnon Corp................................         1,700        42,447
 *Commerce Group, Inc..................................        19,600       454,475
 Commercial Metals Co..................................        16,400       384,375
 Commonwealth Bancorp, Inc.............................        20,900       338,972
 Commonwealth Industries, Inc..........................         7,500        81,328
 Community Trust Bancorp, Inc..........................         3,300        75,694
 *Compucom Systems, Inc................................        22,900        92,316
 *CompUSA, Inc.........................................        19,400       156,412
 Comsat Corp. Series 1.................................         5,100       166,387
 *Consolidated Freightways Corp........................        27,100       360,769
 Consolidated Papers, Inc..............................        19,300       535,575
 *#ContiFinancial Corp.................................        53,200       379,050
 Cooper Tire & Rubber Co...............................        82,200     1,952,250
 *Corn Products International, Inc.....................        22,900       675,550
 *Corporate Express, Inc...............................        93,800       614,097
 *Cort Business Services Corp..........................        20,000       483,750
 Corus Bankshares, Inc.................................         2,500        79,687
 *Coventry Health Care, Inc............................        15,000       199,687
 *#Credit Acceptance Corp..............................        37,000       220,844
 Cross Timbers Oil Co..................................        18,700       202,194
 Cubic Corp............................................         2,900        69,962
 #Cummins Engine Co., Inc..............................        56,000     2,835,000
 Curtiss-Wright Corp...................................         3,500       134,312
 *Cypress Semiconductor Corp...........................        42,600       473,925
 Cyprus Amax Minerals Co., Inc.........................       123,500     1,551,469
 DT Industries, Inc....................................         3,100        29,741
 *DVI, Inc.............................................         5,700        88,706
 Dain Rauscher Corp....................................         8,000       416,500
 *Delphi Financial Group, Inc. Class A.................         9,696       336,362
 Deltic Timber Corp....................................         1,700        42,287
 Detroit Diesel Corp...................................        19,800       491,287
 Devon Energy Corp.....................................        24,800       861,800
 *#Diamond Multimedia Systems, Inc.....................        21,400        94,628
 Dime Community Bancorp, Inc...........................         9,500       210,484
 Dimon, Inc............................................        62,100       326,025
 *Discount Auto Parts, Inc.............................        16,200       400,950
 *Dollar Thrifty Automotive Group, Inc.................         1,000        21,250
 Downey Financial Corp.................................        14,700       323,400
 *Dress Barn, Inc......................................        20,100       295,847
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Dura Automotive Systems, Inc.........................         3,350  $     99,244
 ENSCO International, Inc..............................       129,200     2,293,300
 *Eagle Geophysical, Inc...............................         1,318         4,388
 Earthgrains Co........................................         9,100       213,281
 *Electric Lightwave, Inc..............................         3,000        35,625
 *Electroglas, Inc.....................................        17,900       255,075
 Energen Corp..........................................        11,400       218,025
 Enesco Group, Inc.....................................         2,000        45,875
 Enhance Financial Services Group, Inc.................        28,200       551,662
 *Enserch Exploration Corp.............................        35,433       241,387
 Ethyl Corp............................................        36,200       181,000
 *Evans & Sutherland Computer Corp.....................         4,300        67,859
 Everest Reinsurance Holdings, Inc.....................        64,300     2,113,862
 Exide Corp............................................        25,120       392,500
 *Extended Stay America, Inc...........................       105,400     1,119,875
 FBL Financial Group, Inc. Class A.....................        19,000       381,187
 *FSI International, Inc...............................        13,600       110,500
 *Fairchild Corp. Class A..............................        29,136       435,219
 *Family Golf Centers, Inc.............................        10,000        90,469
 Farmer Brothers Co....................................         1,000       206,000
 Financial Security Assurance Holdings, Ltd............        14,200       805,850
 *Finish Line, Inc. Class A............................        17,900       219,275
 First Citizens Bancshares, Inc. NC....................         5,800       473,606
 *First Republic Bank..................................         4,100       107,112
 First Washington Bancorp, Inc.........................        10,170       204,671
 *FirstFed Financial Corp. DE..........................         4,500        84,937
 *Fisher Scientific, International, Inc................        13,000       263,250
 Fleming Companies, Inc................................        54,300       559,969
 Florida East Coast Industries, Inc....................        24,100       843,500
 *Florida Panthers Holdings, Inc. Class A..............        40,400       439,350
 Florida Rock Industries, Inc..........................        12,800       510,400
 *Forest Oil Corp......................................        30,100       317,931
 Foster Wheeler Corp...................................        62,800       863,500
 *Foundation Health Systems, Inc.......................        17,000       303,875
 *Franklin Covey Co....................................        17,200       167,700
 Friedmans, Inc. Class A...............................         6,100        55,281
 *Fritz Companies, Inc.................................        23,400       254,475
 Frontier Insurance Group, Inc.........................        32,500       558,594
 *Fruit of The Loom, Inc. Class A......................        10,000       103,125
 *Fund American Enterprises Holdings, Inc..............         4,600       685,400
 GATX Corp.............................................         8,100       314,381
 *GC Companies, Inc....................................         6,900       249,262
 *General Cigar Holdings, Inc. Class A.................         9,400        75,200
 *General Communications, Inc. Class A.................        31,500       156,516
 *General Semiconductor, Inc...........................         8,500        65,875
 *Genesis Health Ventures, Inc.........................        41,800       185,487
 Geon Co...............................................        10,900       328,362
 Gerber Scientific, Inc................................         1,000        23,375
 Gibraltar Steel Corp..................................         4,400        96,250
 *Gibson Greetings, Inc................................        20,700       151,369
 Glatfelter (P.H.) Co..................................        47,700       635,006
 Gleason Corp..........................................         7,500       125,625
 *Glenayre Technologies, Inc...........................        59,600       214,187
 *Global Industrial Technologies, Inc..................        19,600       243,775
 *Golden State Bancorp, Inc............................         4,400       108,075
 Granite Construction, Inc.............................        22,800       639,825

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Great Atlantic & Pacific Tea Co., Inc.................        42,400  $  1,388,600
 *Grey Wolf, Inc.......................................        38,000        78,375
 *Griffon Corp.........................................        19,500       156,000
 Guarantee Life Companies, Inc.........................         3,600        71,325
 Guilford Mills, Inc...................................        19,450       194,500
 *Gymboree Corp........................................         3,800        46,431
 *HS Resources, Inc....................................        11,700       140,400
 *Hadco Corp...........................................         6,300       195,694
 *Handleman Co.........................................        40,700       480,769
 Harbor Florida Bancshares, Inc........................         3,500        41,891
 Hardinge Brothers, Inc................................         4,600        80,069
 Harleysville Group, Inc...............................        28,700       556,062
 Harman International Industries, Inc..................        17,300       767,687
 Harnischfeger Industries, Inc.........................        57,400       412,562
 *Hartmarx Corp........................................        47,500       234,531
 Heilig-Meyers Co......................................        53,200       369,075
 *Helmerich & Payne, Inc...............................        62,300     1,452,369
 *Hexcel Corp..........................................        14,700       157,106
 *Highlands Insurance Group, Inc.......................         6,100        65,194
 Hollinger International, Inc. Class A.................        13,000       180,375
 *Hollywood Entertainment Corp.........................        34,800       900,450
 *Hollywood Park, Inc..................................        19,400       280,087
 *#Homebase, Inc.......................................        38,400       218,400
 *Homestead Village, Inc...............................        24,900        73,144
 *Houston Exploration Co...............................        29,500       554,969
 *Hovnanian Enterprises, Inc. Class A..................           800         6,500
 Hughes Supply, Inc....................................        15,400       414,837
 Hunt (J.B.) Transport Services, Inc...................        24,000       406,500
 *Hutchinson Technology, Inc...........................         3,400        78,944
 *Hypercom Corp........................................         8,600        60,737
 *IBP, Inc.............................................        43,400       930,387
 *IDT Corp.............................................         5,000       110,469
 *IMC Mortgage Co......................................         7,300           967
 IMCO Recycling, Inc...................................         9,100       152,425
 *IVAX Corp............................................         2,700        36,281
 Ikon Office Solutions, Inc............................       108,600     1,513,612
 *#Imation Corp........................................        62,100     1,459,350
 *Imperial Credit Industries, Inc......................        30,900       256,856
 Imperial Sugar Co.....................................        10,300        62,444
 *Inacom Corp..........................................        24,500       271,031
 *Information Resources, Inc...........................        35,700       304,566
 Ingles Market, Inc. Class A...........................         7,600        91,912
 *Input/Output, Inc....................................        45,000       382,500
 *Integrated Device Technology, Inc....................        83,700       661,753
 *Integrated Health Services, Inc......................        46,400       272,600
 Interface, Inc. Class A...............................        22,500       175,781
 *Intergraph Corp......................................        73,600       586,500
 *Interim Services, Inc................................        41,600       907,400
 International Multifoods Corp.........................        14,300       314,600
 *International Rectifier Corp.........................        46,300       503,512
 *International Speciality Products, Inc...............        63,000       590,625
 Interpool, Inc........................................        23,800       298,987
 *Ionics, Inc..........................................        11,200       350,700
 *JDA Software Group, Inc..............................         1,500        13,406
 *JLK Direct Distribution, Inc. Class A................         2,500        27,500
 JSB Financial, Inc....................................         7,000       358,750
 *#Just for Feet, Inc..................................        18,700       142,003
 Justin Industries, Inc................................        22,300       296,172
 K2, Inc...............................................         7,800        77,512
 KCS Energy, Inc.......................................        13,800         7,762
 *Kaiser Aluminum Corp.................................        75,500       660,625
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Kaman Corp. Class A...................................        15,800  $    210,337
 Kellwood Co...........................................        15,900       377,625
 *Kemet Corp...........................................        25,400       407,987
 Kennametal, Inc.......................................        24,600       699,562
 *Kent Electronics Corp................................        27,700       361,831
 Kerr-McGee Corp.......................................        28,700     1,334,550
 Kimball International, Inc. Class B...................        16,900       303,144
 *Komag, Inc...........................................        46,000       173,937
 *Kulicke & Soffa Industries, Inc......................        18,100       381,231
 LNR Property Corp.....................................        16,600       332,000
 LTV Corp..............................................       163,600     1,002,050
 *Laboratory Corp. of America Holdings, Inc............        28,700        71,750
 *Lafarge Corp.........................................        24,400       815,875
 *Lakes Gaming, Inc....................................         8,475        99,052
 *Lam Research Corp....................................        43,000     1,191,906
 Landamerica Financial Group, Inc......................         7,400       212,287
 *Landrys Seafood Restaurants, Inc.....................        26,400       244,200
 *Lattice Semiconductor Corp...........................         9,400       461,775
 Lawson Products, Inc..................................         6,000       149,250
 Lennar Corp...........................................         2,200        49,775
 Liberty Corp..........................................        19,300       997,569
 Liberty Financial Companies, Inc......................        55,700     1,455,162
 Life USA Holdings, Inc................................        34,100       680,934
 *Lodgian, Inc.........................................         8,600        60,200
 *Loews Cineplex Entertainment Corp....................        10,000        95,625
 *Lone Star Steakhouse Saloon..........................        39,100       397,109
 *Lone Star Technologies, Inc..........................        18,000       280,125
 Longs Drug Stores Corp................................        12,800       445,600
 Longview Fibre Co.....................................        53,400       724,237
 *Louis Dreyfus Natural Gas Corp.......................        40,900       797,550
 Louisiana-Pacific Corp................................        50,100     1,014,525
 *Lubrizol Corp........................................        32,500       893,750
 Luby's Cafeterias, Inc................................        20,500       348,500
 *Lyondell Chemical Co.................................        26,400       503,250
 M.A. Hanna Co.........................................        46,200       681,450
 MDC Holdings, Inc.....................................        13,000       256,750
 *#MEMC Electronic Materials, Inc......................        35,000       288,750
 MMI Companies, Inc....................................        15,600       269,100
 *MRV Communications, Inc..............................         2,000        23,375
 *MS Carriers, Inc.....................................         8,800       279,950
 *Magnetek, Inc........................................        24,500       248,062
 Mallinckrodt, Inc.....................................        48,600     1,682,775
 Marcus Corp...........................................        16,300       204,769
 *Marine Drilling Companies, Inc.......................         5,000        71,875
 *Marine Transport Corp................................         2,020         8,648
 *Mariner Post-Acute Network, Inc......................        13,800        31,050
 Mark IV Industries, Inc...............................        56,000     1,036,000
 *Marshall Industries..................................        19,200       338,400
 *Maxxam, Inc..........................................         6,200       379,750
 *Maxxim Medical, Inc..................................         9,800       155,575
 *Medaphis Corp........................................        74,100       368,184
 Media General, Inc. Class A...........................         4,200       216,825
 *Mesa Air Group, Inc..................................        13,300        87,697
 *#Metal Management, Inc...............................        11,000        20,281
 *Metals USA, Inc......................................        21,100       242,650
 *Metrocall, Inc.......................................        19,000        55,516
 *Metromedia International Group, Inc..................        71,000       590,187
 Michael Foods, Inc....................................         4,500       105,469
 *Michaels Stores, Inc.................................        43,600     1,169,025
 *Micro Warehouse, Inc.................................        11,600       180,162

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Microage, Inc........................................        14,300  $     79,991
 *Mid Atlantic Medical Services, Inc...................        37,300       386,987
 Midland Co............................................         7,600       186,200
 Mikasa, Inc...........................................        11,300       125,712
 Milacron, Inc.........................................        17,600       375,100
 Millennium Chemicals, Inc.............................        50,100     1,249,369
 *Miller Industries, Inc...............................        33,300       160,256
 Mine Safety Appliances Co.............................         3,600       227,475
 Mississippi Chemical Corp.............................        29,640       285,285
 Mitchell Energy & Development Corp. Class A...........        26,100       417,600
 Mitchell Energy & Development Corp. Class B...........        19,500       314,438
 *Mondavi (Robert) Corp. Class A.......................         1,300        43,916
 *Morrison Knudsen Corp................................        16,400       162,975
 Movado Group, Inc.....................................         1,500        36,188
 Murphy Oil Corp.......................................        12,000       588,750
 *N & F Worldwide Corp.................................        17,200       133,300
 NAC RE Corp...........................................        17,000       927,563
 NCH Corp..............................................         7,700       422,538
 *#NCS Healthcare, Inc.................................        10,300       140,338
 *NS Group, Inc........................................         8,700        61,988
 Nacco Industries, Inc. Class A........................         2,600       194,025
 National Presto Industries, Inc.......................         5,400       201,488
 *National Processing, Inc.............................        17,600       105,600
 *National Semiconductor Corp..........................       107,300     2,078,938
 National Steel Corp. Class B..........................        34,575       263,634
 Nelson (Thomas), Inc..................................         2,700        26,494
 *Network Equipment Technologies, Inc..................        23,500       243,813
 New Jersey Resources Corp.............................         3,900       147,225
 *Newpark Resources, Inc...............................        26,000       234,000
 *Nine West Group......................................        35,100       974,025
 Noble Affiliates, Inc.................................        32,000       848,000
 *Nortek, Inc..........................................         1,800        55,125
 *Novacare, Inc........................................        65,900       140,038
 *Nuevo Energy Co......................................        31,400       478,850
 *OMI Corp.............................................        42,500       111,563
 *Oak Technology, Inc..................................        21,700        75,611
 Oakwood Homes Corp....................................        10,000       125,000
 Ocean Financial Corp..................................        13,900       243,684
 *Oceaneering International, Inc.......................        18,000       277,875
 *Ocwen Financial Corp.................................           500         4,344
 *Officemax, Inc.......................................       203,200     2,336,800
 *Offshore Logistics, Inc..............................        21,400       241,419
 Ogden Corp............................................        39,800       992,513
 #Ohio Casualty Corp...................................        44,800     1,703,800
 *Olin Corp............................................        21,300       282,225
 Olsten Corp...........................................        62,100       551,138
 *On Command Corp......................................        17,100       238,866
 Oregon Steel Mills, Inc...............................        33,800       462,638
 Orion Capital Corp....................................        23,300       680,069
 Oshkosh Truck Corp. Class B...........................         5,700       225,506
 Overseas Shipholding Group, Inc.......................        30,200       377,500
 Oxford Industries, Inc................................         3,600        99,900
 PMI Group, Inc........................................        14,300       836,550
 PXRE Corp.............................................        10,200       189,975
 Pacific Century Financial Corp........................        99,700     1,994,000
 Park Electrochemical Corp.............................         6,500       155,594
 *Park Place Entertainment Corp........................        33,900       355,950
 *Parker Drilling Co...................................        97,500       304,688
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Patterson Energy, Inc................................         5,800  $     48,122
 *Paxson Communications Corp...........................        24,600       318,263
 *Paymentech, Inc......................................        20,800       521,300
 *Penn Treaty American Corp............................         3,000        75,563
 Penn Virginia Corp....................................         4,400        85,250
 #Penncorp Financial Group, Inc........................        13,700         7,706
 *Pennzenergy Co.......................................        41,600       642,200
 Penzoil Quaker State Co...............................        53,436       741,425
 Peoples Bancor........................................        29,100       302,822
 #Pep Boys - Manny, Moe & Jack.........................        72,400     1,366,550
 *Perrigo Co...........................................        61,000       558,531
 *Personnel Group of America, Inc......................        13,000       147,875
 *Petco Animal Supplies, Inc...........................         9,500       133,891
 Phillips-Van Heusen Corp..............................        28,200       246,750
 Phoenix Investment Partners, Ltd......................        41,100       403,294
 *Phycor, Inc..........................................        93,300       654,558
 *Phymatrix Corp.......................................         7,100        11,648
 *Physician Reliance Network, Inc......................        29,900       279,378
 *Picturetel Corp......................................        54,700       483,753
 Pillowtex Corp........................................         9,300       151,125
 Pioneer Natural Resources Co..........................       113,300     1,232,138
 Pioneer Standard Electronics, Inc.....................        25,700       251,378
 Pittston Co. Burlington Group.........................        13,800       149,213
 *#Planet Hollywood, Inc...............................        40,300        35,263
 *Players International, Inc...........................        10,000        65,313
 *Polymer Group, Inc...................................        39,200       480,200
 *Pool Energy Services Co..............................        23,300       389,547
 Potlatch Corp.........................................        23,900       941,063
 Presidential Life Corp................................        25,000       458,594
 *Price Communications Corp............................        43,593       621,200
 *Pride International, Inc.............................        33,300       347,569
 *Primark Corp.........................................        26,100       706,331
 *Prime Hospitality Corp...............................        46,100       481,169
 *Priority Healthcare Corp.............................         2,149        73,738
 *Procurenet, Inc......................................        13,000             0
 *Protection One, Inc..................................         5,500        30,250
 *Pulte Corp...........................................        50,300     1,197,769
 Quanex Corp...........................................        12,800       334,400
 *Quest Diagnostics, Inc...............................        28,400       725,975
 Questar Corp..........................................        35,100       669,094
 RLI Corp..............................................        10,450       388,609
 *Rainforest Cafe, Inc.................................        10,000        54,063
 #Range Resources Corp.................................         9,600        46,200
 Rayonier, Inc.........................................        28,100     1,310,163
 *Read-Rite Corp.......................................        44,600       292,688
 *Red Roof Inns, Inc...................................        14,900       268,200
 Reliance Bancorp, Inc.................................         3,200        89,500
 *Reliance Group Holdings, Inc.........................       138,800     1,379,325
 *Rental Service Corp..................................         5,100       121,763
 Resource America, Inc.................................         7,600       109,488
 Resource Bancshares Mortgage Group, Inc...............        30,200       314,269
 Riggs National Corp...................................        31,600       524,363
 Roadway Express, Inc..................................         4,100        79,181
 Rock-Tenn Co. Class A.................................        18,600       281,325
 Rollins Truck Leasing Corp............................        32,950       358,331
 Rouge Industries, Inc. Class A........................         9,550        83,563
 *Rowan Companies, Inc.................................        63,500     1,071,563
 Russ Berrie & Co., Inc................................         7,600       195,225
 Russell Corp..........................................        37,300       874,219
 *Ryans Family Steak Houses, Inc.......................        19,200       222,000

THE U.S. 4-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Ryder System, Inc.....................................        55,500  $  1,332,000
 Ryerson Tull, Inc.....................................        18,718       430,514
 Ryland Group, Inc.....................................        14,500       403,281
 *S3, Inc..............................................        26,800       180,063
 SCPIE Holdings, Inc...................................         6,600       188,100
 *Santa Fe Snyder Corp.................................        50,700       430,950
 Schnitzer Steel Industries, Inc. Class A..............         1,000        15,125
 *Scholastic Corp......................................           500        24,297
 Schulman (A.), Inc....................................        12,700       211,931
 Schweitzer-Maudoit Int'l, Inc.........................         8,700       133,219
 Scotsman Industries, Inc..............................         3,600        74,025
 Seaboard Corp.........................................           450       117,000
 *Seacor Smit, Inc.....................................        15,400       764,225
 *Seitel, Inc..........................................        20,500       324,156
 Selective Insurance Group, Inc........................        31,600       592,500
 *Sensormatic Electronics Corp.........................        88,500     1,183,688
 *Sequa Corp. Class A..................................         8,400       486,150
 *Sequa Corp. Class B..................................         3,000       210,750
 *Sequent Computer Systems, Inc........................        69,200       903,925
 *Service Experts, Inc.................................        15,000       278,438
 *Shiloh Industries, Inc...............................         7,300        90,566
 *Shopko Stores, Inc...................................        12,100       429,550
 *Sierra Health Services, Inc..........................         6,500        99,125
 *Silicon Graphics, Inc................................        83,900     1,038,263
 *Silicon Valley Group, Inc............................        36,600       505,538
 Simpson Industries, Inc...............................         5,200        52,325
 Skyline Corp..........................................         3,200        99,800
 Smart & Final Food, Inc...............................        16,700       159,694
 Smith (A.O.) Corp.....................................        13,450       327,844
 Smith (A.O.) Corp. Convertible Class A................         4,400       106,700
 *Sola International, Inc..............................        23,900       398,831
 South Jersey Industries, Inc..........................         7,200       201,600
 *#Southern Pacific Funding Corp.......................         3,600           396
 Southwestern Energy Co................................        20,000       188,750
 *SpeedFam-IPEC, Inc...................................        17,500       228,594
 *Spiegel, Inc. Class A Non-Voting.....................        17,500       128,516
 *Sports Authority, Inc................................        14,800        74,000
 Springs Industries, Inc. Class A......................        11,100       439,838
 St. Joe Corp..........................................         5,500       150,219
 St. Mary Land & Exploration Co........................         4,400        87,175
 Standard Motor Products, Inc. Class A.................         4,800       114,300
 Standard Pacific Corp. DE.............................        25,000       328,125
 Standard Products Co..................................        18,400       410,550
 Starrett (L.S.) Co. Class A...........................         3,000        81,563
 Stepan Co.............................................         4,000        98,750
 Stewart & Stevenson Services, Inc.....................        32,100       356,109
 Stewart Information Services Corp.....................         4,400        85,525
 Stone & Webster, Inc..................................        14,000       343,000
 Stride Rite Corp......................................         6,000        62,625
 *#Sun Healthcare Group, Inc...........................        67,400        75,825
 *#Sunbeam Corp........................................        31,500       222,469
 *Sunrise Medical, Inc.................................        20,000       166,250
 *Swift Energy Corp....................................         5,700        73,744
 *Sybase, Inc..........................................        43,400       421,794
 *Syms Corp............................................         4,100        32,544
 TJ International, Inc.................................         9,000       244,125
 Talbots, Inc..........................................        15,400       488,950
 *Tech Data Corp.......................................        10,900       400,916
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Tecumseh Products Co. Class A.........................        24,000  $  1,578,000
 *Tecumseh Products Co. Class B........................         4,400       263,725
 Tektronix, Inc........................................        31,400       728,088
 Telxon Corp...........................................         5,900        61,766
 Terra Industries, Inc.................................       122,800       483,525
 *Tesoro Petroleum Corp................................        55,400       654,413
 Texas Industries, Inc.................................        17,800       647,475
 The Dexter Corp.......................................         4,000       155,000
 *Thermedics, Inc......................................        20,200       174,225
 *Thermo Ecotek Corp...................................         6,800        72,250
 *Thermo-Electron Corp.................................        91,000     1,740,375
 *ThermoQuest Corp.....................................         3,000        38,250
 Tidewater, Inc........................................        56,900     1,454,506
 Timken Co.............................................        66,800     1,373,575
 Titan International, Inc..............................        15,800       148,125
 #Titanium Metals Corp.................................        40,500       283,500
 Toro Co...............................................        14,200       476,588
 Tremont Corp. DE......................................         5,200       101,400
 *Triumph Group........................................         7,000       214,375
 *Trump Hotels & Casino Resorts, Inc...................         4,500        23,906
 *Tuboscope Vetco International, Inc...................        33,000       441,375
 U.S. Freightways Corp.................................         7,900       311,803
 *U.S. Office Products, Co.............................        18,000        93,656
 *UICI.................................................        18,100       434,400
 *UMB Financial Corp...................................        16,400       695,975
 USX-US Steel Group....................................        56,200     1,513,888
 *Ultramar Diamond Shamrock Corp.......................        18,900       415,800
 *Ultratech Stepper, Inc...............................        26,800       350,075
 *Unifi, Inc...........................................        17,300       285,450
 Unifirst Corp.........................................         9,800       176,400
 Unisource Worldwide, Inc..............................        65,900       774,325
 #United Companies Financial Corp......................        35,500         3,905
 *United States Home Corp..............................        15,800       545,100
 United Wisconsin Services, Inc........................         5,900        40,563
 *Unova, Inc...........................................        78,000     1,131,000
 *VLSI Technology, Inc.................................        46,800       978,413
 *VWR Scientific Products Corp.........................         3,300        94,256
 Valero Energy Corp....................................        53,100     1,065,319
 Valhi, Inc............................................        72,800       859,950
 Valmont Industries, Inc...............................         2,000        32,750
 *Value City Department Stores, Inc....................        23,700       226,631
 *Venator Group, Inc...................................       198,000     2,165,625
 *Vencor, Inc..........................................        29,000        19,938
 *Veritas DGC, Inc.....................................        10,300       187,975
 Vermont Financial Services Corp.......................         4,700       147,169
 *Veterinary Centers of America, Inc...................         7,000        97,344
 Vintage Petroleum, Inc................................        65,700       739,125
 *Vishay Intertechnology, Inc..........................        59,325     1,234,702
 *Volt Information Sciences, Inc.......................         1,400        24,150
 #WFS Financial, Inc...................................        13,100       153,925
 *#WHX Corp............................................         7,200        54,000
 Wabash National Corp..................................        12,000       228,750
 *Wallace Computer Services, Inc.......................         7,500       172,031
 Washington Federal, Inc...............................        10,010       225,225
 Watts Industries, Inc. Class A........................        28,500       482,719
 Webb (Del) Corp.......................................        23,200       522,000
 Weis Markets, Inc.....................................         3,400       119,638
 Wellman, Inc..........................................        52,500       715,313
 Werner Enterprises, Inc...............................        44,200       849,469
 Wesco Financial Corp..................................         1,400       454,650
 West Pharmaceutical Services, Inc.....................         7,700       264,206

THE U.S. 4-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Westcorp, Inc.........................................        21,700  $    202,081
 *Windmere Corp........................................         5,000        65,625
 *Wolverine Tube, Inc..................................        12,500       297,656
 *Woodward Governor Co.................................         2,700        67,416
 *World Color Press, Inc...............................        10,000       255,000
 Worthington Industries, Inc...........................        77,200       991,538
 *Xtra Corp............................................        14,600       649,700
 Yankee Energy Systems, Inc............................         9,250       291,953
 *Yellow Corp..........................................        28,200       479,400
 Zenith National Insurance Corp........................        12,400       282,100
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $246,504,635)..................................                 248,439,194
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (3.8%)
    Repurchase Agreement, PNC Capital Markets Inc.
     4.60%, 06/01/99 (Collateralized by U.S. Treasury
     Notes 6.25%, 01/31/02, valued at $10,060,200) to
     be repurchased at $9,911,063.
      (Cost $9,906,000)................................  $      9,906     9,906,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $256,410,635)++................................                $258,345,194
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                           THE U.S. 6-10 VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (96.8%)
  *3-D Systems Corp....................................       129,900  $    734,747
  *3D0 Co..............................................       117,800       614,769
  *3Dfx Interactive, Inc...............................       124,995     2,413,966
  AAR Corp.............................................       229,600     4,534,600
  ABC Bancorp..........................................         6,800        95,200
  *ABC Rail Products Corp..............................        55,400       808,494
  *ACT Manufacturing, Inc..............................           800        11,350
  *ACT Networks, Inc...................................       146,700     2,961,506
  *ACX Technologies, Inc...............................       308,800     3,840,700
  *ADE Corp............................................       114,500     1,112,797
  *AEP Industries, Inc.................................        71,350     2,697,922
  *AG Services America, Inc............................         2,900        51,475
  *ARV Assisted Living, Inc............................       227,900       883,112
  ASB Financial Corp...................................        11,500       132,250
  #Aames Financial Corp................................       361,000       518,937
  Abington Bancorp, Inc................................        41,600       599,300
  Abrams Industries, Inc...............................        10,000        39,375
  *Abraxas Petroleum Corp..............................        88,200       187,425
  *Accel International Corp............................        81,700       165,953
  *Acceptance Insurance Companies, Inc.................       278,100     4,362,694
  *#Acclaim Entertainment, Inc.........................        77,700       501,408
  Aceto Corp...........................................        81,660       959,505
  *Acme Electric Corp..................................        51,000       277,312
  *Acme United Corp....................................         8,700        17,400
  *Acorn Products, Inc.................................        14,600        77,562
  *Active Voice Corp...................................        49,900       686,125
  *Adam Software, Inc..................................         6,500       106,437
  Adams Resources & Energy, Inc........................         2,500        19,375
  *Adaptive Broadband Corp.............................       215,700     3,410,756
  *Adept Technology, Inc...............................       134,400       978,600
  *Adflex Solutions, Inc...............................       165,000       376,406
  *Advance Lighting Technologies, Inc..................        28,300       202,964
  *#Advanced Aerodynamics & Structures, Inc............         5,000        17,031
  *Advanced Communications Group, Inc..................       174,600     1,756,912
  *Advanced Digital Information Corp...................        59,000     1,598,531
  *#Advanced Health Corp...............................       163,900       750,355
  *Advanced Magnetics, Inc.............................        76,100       294,887
  Advanced Marketing Services, Inc.....................        92,250     1,447,172
  *Advanced Neuromodulation Systems, Inc...............        92,360       629,202
  *Advanced Radio Telecom Corp.........................        23,000       258,750
  Advanta Corp. Class A................................       113,213     1,963,538
  Advanta Corp. Class B Non-Voting.....................       168,125     2,359,004
  Advest Group, Inc....................................        80,200     1,674,175
  *Advocat, Inc........................................        66,000       136,125
  *Aehr Test Systems...................................        72,000       285,750
  *Aerovox, Inc........................................        60,800       144,400
  *Aftermarket Technology Corp.........................        17,400       190,312
  Agco Corp............................................       709,500     8,247,937
  *Agribrands International, Inc.......................        14,600       510,087
  *Air Methods Corp....................................        92,700       199,884
  *Airgas, Inc.........................................       220,900     2,526,544
  *Airnet Systems, Inc.................................        37,600       397,150

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Airtran Holdings, Inc...............................        14,600  $     68,894
  Alamo Group, Inc.....................................        79,200       727,650
  Alba-Waldensian, Inc.................................         7,050       184,181
  *Aldila, Inc.........................................       178,100       350,634
  Alfa Corp............................................       125,300     2,126,184
  Alico, Inc...........................................        79,100     1,275,487
  *Align-Rite International, Inc.......................        56,400       733,200
  *All American Semiconductor, Inc.....................        39,300        30,089
  Allen Organ Co. Class B..............................         5,000       180,000
  *Allen Telecom, Inc..................................       300,300     3,134,381
  Alliance Bancorp.....................................       125,420     3,061,032
  *Alliance Pharmaceuticals Corp.......................        19,400        56,987
  *Alliance Semiconductor Corp.........................       455,900     2,179,772
  *Allied Healthcare Products, Inc.....................       128,000       252,000
  *Allied Holdings, Inc................................        94,600       674,025
  Allied Products Corp.................................       183,300       950,869
  *Allied Research Corp................................        57,800       408,212
  *Allin Communications Corp...........................        90,000       241,875
  *Allou Health & Beauty Care, Inc. Class A............        61,900       437,169
  *Allstars Systems, Inc...............................        68,500       113,453
  *Allstate Financial Corp.............................        20,900       133,564
  *Alpha Industries, Inc...............................        41,300     1,439,047
  *Alpha Microsystems, Inc.............................        28,500       214,641
  *Alpha Technologies Group, Inc.......................        74,400       272,025
  *Alphanet Solutions, Inc.............................        43,300       171,847
  Ambanc Holding Co., Inc..............................        43,200       751,950
  *Ambassadors, Inc....................................        16,300       232,275
  Amcast Industrial Corp...............................       112,800     1,896,450
  Amcol International Corp.............................        27,100       384,481
  *Amerco, Inc.........................................        27,500       680,625
  *America Online, Inc.................................         8,648     1,032,356
  *America West Holdings Corp. Class B.................       152,400     2,971,800
  American Bank of Connecticut.........................        46,600       978,600
  *#American Banknote Corp.............................       212,500        79,687
  American Biltrite, Inc...............................        40,100       822,050
  American Business Products, Inc......................       195,000     3,107,812
  *American Classic Voyages Co.........................         1,100        19,319
  *American Coin Merchandising, Inc....................        10,300        74,031
  *American Ecology Corp...............................        51,900       145,969
  *American Freightways Corp...........................       602,000    10,553,812
  *American Healthcorp, Inc............................         2,500        20,469
  *American Homepatient, Inc...........................       163,700       324,842
  *American Indemnity Financial Corp...................        14,200       195,694
  *American Medical Electronics, Inc. (Escrow-Bonus)...        20,800             0
  *American Medical Electronics, Inc.
    (Escrow-Earnings)..................................        20,800             0
  American Medical Security Group, Inc.................       244,800     2,279,700
  *American Mobile Satellite Corp......................       217,200     3,074,737
  *American Oncology Resources, Inc....................       360,700     3,663,359
  *American Pacific Corp...............................        90,400       734,500
  *American Pad & Paper Co.............................       310,500       727,734
  *American Physicians Services Group, Inc.............        44,400       159,562

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *American Precision Industries, Inc..................        16,500  $    186,656
  *American Software, Inc. Class A.....................       198,800       577,762
  *American Technical Ceramics Corp....................        43,200       294,300
  American Vanguard Corp...............................         7,040        38,720
  American Woodmark Corp...............................        35,010     1,308,499
  Americana Bancorp, Inc...............................        25,630       406,075
  *Amerihost Properties, Inc...........................        70,000       265,781
  *AmeriLink Corp......................................         8,300       121,387
  *Amerin Corp.........................................        20,400       546,975
  *Ameripath, Inc......................................       231,500     2,101,586
  *Ameristar Casinos, Inc..............................       162,500       573,828
  Ameron, Inc..........................................        44,900     1,933,506
  Amerus Life Holdings, Inc. Class A...................        73,785     1,904,575
  *Ames Department Stores, Inc.........................       121,100     4,961,316
  *Amistar Corp........................................        42,300        81,956
  Ampco-Pittsburgh Corp................................       190,100     2,376,250
  Amplicon, Inc........................................         2,900        39,694
  *Amrep Corp..........................................        87,192       498,629
  *Amresco, Inc........................................       337,600     2,299,900
  *Amtran, Inc.........................................       113,000     2,655,500
  Amwest Insurance Group, Inc..........................        33,940       347,885
  *Anadigics, Inc......................................       153,100     3,798,794
  Analogic Corp........................................        79,500     2,591,203
  *Analysis & Technology, Inc..........................        28,800       736,200
  *Anaren Microwave, Inc...............................        38,300       834,222
  Anchor Bancorp Wisconsin, Inc........................       112,700     1,870,116
  Andover Bancorp, Inc. DE.............................        71,825     2,127,816
  Angelica Corp........................................       172,400     2,920,025
  *Anicom, Inc.........................................       250,100     2,305,609
  *Ann Taylor Stores Corp..............................       253,400    10,943,712
  *Antec Corp..........................................       181,000     5,299,906
  *Apple Orthodontix, Inc..............................        45,900        91,800
  *Applied Digital Access, Inc.........................       209,800       881,816
  *Applied Extrusion Technologies, Inc.................       202,700     1,545,587
  *Applied Films Corp..................................        38,000       140,125
  *Applied Graphics Technologies, Inc..................       155,900     1,690,541
  Applied Industrial Technologies, Inc.................       470,000     7,960,625
  *#Applied Magnetics Corp.............................       283,400       850,200
  *Applied Microsystems Corp...........................       112,200       341,859
  *Applied Signal Technologies, Inc....................        91,300       821,700
  *Applix, Inc.........................................        44,400       241,425
  *Apria Healthcare Group, Inc.........................         6,200       127,875
  *Aquila Biopharmaceuticals, Inc......................       101,000       192,531
  *Arcadia Financial, Ltd..............................       560,700     4,170,206
  Arch Coal, Inc.......................................        94,300     1,379,137
  *#Arch Communications Group, Inc.....................       287,400       696,047
  Arctic Cat, Inc......................................       228,600     1,914,525
  Argonaut Group, Inc..................................       101,300     2,716,106
  *Argosy Gaming Corp..................................       313,300     2,506,400
  *#Ariel Corp.........................................        16,300        49,919
  *Ark Restaurants Corp................................         4,500        45,562
  *Arkansas Best Corp..................................       219,000     1,957,312
  *Armco, Inc..........................................       497,000     3,199,437
  Arnold Industries, Inc...............................       225,300     3,731,531
  *Aronex Pharmaceuticals, Inc.........................         2,500        11,172
  *Arqule, Inc.........................................       143,400       645,300
  *Arrow Automotive Industries, Inc....................        21,600            22
  Arrow Financial Corp.................................         6,044       161,677
  *Artisoft, Inc.......................................       157,400       671,409
  *Asahi/America, Inc..................................        55,500       405,844
  *Asante Technologies, Inc............................        94,200        66,234
  Asarco, Inc..........................................        42,950       689,884
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Ascent Assurance, Inc...............................           222  $          0
  *Ascent Entertainment Group, Inc.....................       325,396     3,721,717
  *Asche Transportation Services, Inc..................        53,800       216,881
  *Ashworth, Inc.......................................       162,100       795,303
  *Aspect Telecommunications Corp......................        71,300       601,594
  *Astec Industries, Inc...............................       112,900     4,198,469
  Astro-Med, Inc.......................................        50,375       333,734
  *Astronics Corp......................................        22,687       201,347
  *Asyst Technologies, Inc.............................       132,700     2,604,237
  Atalanta Sosnoff Capital Corp........................        66,100       652,737
  *Atchison Casting Corp...............................       151,300     1,664,300
  *Athey Products Corp.................................        17,140        42,314
  *Atlantic American Corp..............................        25,400       110,331
  *Atlantis Plastics, Inc..............................        60,000       862,500
  *Atrion Corp.........................................        37,750       363,344
  *Audiovox Corp. Class A..............................       257,000     2,232,687
  *Ault, Inc...........................................        46,700       452,406
  *#Aura Systems, Inc..................................        40,000        10,625
  *Auspex Systems, Inc.................................       315,100     3,436,559
  *Autoimmune, Inc.....................................       199,400       445,534
  *Autologic Information International, Inc............         7,100        34,169
  Avado Brands, Inc....................................       199,900     1,814,717
  *Avalon Holding Corp. Class A........................        25,112       171,075
  *Avatar Holdings, Inc................................        35,300       655,256
  *#Avatex Corp........................................       189,340       118,337
  *Aviall, Inc.........................................       117,500     1,843,281
  *Avigen, Inc.........................................       119,500       739,406
  *Avondale Industries, Inc............................       145,400     5,307,100
  *Avteam, Inc. Class A................................       140,000     1,001,875
  *Axsys Technologies, Inc.............................        49,800       619,387
  *Aztar Corp..........................................       559,700     3,777,975
  Aztec Manufacturing Co...............................           500         5,031
  *BCT International, Inc..............................        11,100        27,923
  *BEI Electronics, Inc................................        86,000        99,437
  BEI Technologies, Inc................................        86,000       857,312
  *BF Enterprises, Inc.................................         2,300        17,969
  *BFX Hospitality Group, Inc..........................        89,400       125,719
  BHA Group Holdings, Inc. Class A.....................        18,200       177,450
  *BI, Inc.............................................       107,300       985,819
  BMC Industries, Inc..................................       250,000     2,515,625
  BSB Bancorp, Inc.....................................       104,700     2,663,306
  BT Financial Corp....................................        54,224     1,457,270
  *BTG, Inc............................................        33,000       237,187
  *BTU International, Inc..............................        75,800       312,675
  *BWAY Corp...........................................        76,200     1,085,850
  Badger Meter, Inc....................................        21,200       712,850
  *Badger Paper Mills, Inc.............................        10,400        74,912
  Bairnco Corp.........................................        93,200       646,575
  Baker (J.), Inc......................................       155,818     1,129,680
  *Baker (Michael) Corp................................        62,500       453,125
  *Balanced Care Corp..................................        17,000        40,375
  Baldwin & Lyons, Inc. Class B........................         1,600        33,450
  *Baldwin Piano & Organ Co............................        27,000       205,875
  *Baldwin Technology, Inc. Class A....................       172,600       625,675
  *Baltek Corp.........................................         4,500        44,437
  *Bancinsurance Corp..................................        60,270       335,252
  Bancorp Connecticut, Inc.............................        47,400       767,287
  *BancTec, Inc........................................       147,596     2,379,985
  Bandag, Inc..........................................        99,000     3,409,312
  Bandag, Inc..........................................       168,000     4,809,000
  *Bank Plus Corp......................................       217,000     1,132,469

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Bank United Financial Corp. Class A.................       241,600  $  2,178,175
  #BankAtlantic Bancorp, Inc. Class A..................       129,220       944,921
  BankAtlantic Bancorp, Inc. Class B...................       135,202     1,077,391
  BankNorth Group, Inc. DE.............................       106,690     2,850,623
  Banta Corp...........................................         5,600       137,200
  *Banyan System, Inc..................................       113,000     1,250,062
  *Barry (R.G.) Corp...................................        62,100       500,681
  *Basin Exploration, Inc..............................       164,300     2,757,159
  Bassett Furniture Industries, Inc....................       150,950     3,589,780
  Battle Mountain Gold Co..............................       934,600     2,278,087
  Bay View Capital Corp................................       336,000     6,048,000
  *Baycorp Holdings, Ltd...............................        48,000       171,000
  *Bayou Steel Corp. Class A...........................       121,300       439,712
  *Beard Co............................................        30,000       101,250
  *Beazer Homes USA, Inc...............................       111,200     2,474,200
  *Bel Fuse, Inc. Class A..............................        28,900       941,056
  Bel Fuse, Inc. Class B...............................        28,900       847,131
  *Belco Oil & Gas Corp................................       193,100     1,532,731
  *Bell Industries, Inc................................       113,022     1,158,475
  *Bell Microproducts, Inc.............................        99,900       707,105
  *Bellwether Exploration Co...........................       258,400     1,195,100
  *Ben & Jerry's Homemade, Inc. Class A................        70,700     1,990,647
  *Benton Oil & Gas Co.................................       330,100     1,155,350
  *Bergen Brunswig Corp. Class A.......................       102,555     2,256,210
  *Berlitz International, Inc..........................        79,100     1,685,819
  *Beverly Enterprises.................................       155,400     1,126,650
  *Big 4 Ranch, Inc....................................        73,300             0
  Bindley Western Industries, Inc......................       109,466     3,297,663
  *Binks Sames Corp....................................        30,918       517,876
  *#Bio Vascular, Inc..................................        59,300       164,002
  *Bioanalytical Systems, Inc..........................         1,600         6,400
  *Bionx Implants, Inc.................................       175,000       803,906
  *Bio-Rad Laboratories, Inc. Class A..................       107,800     3,038,612
  *BioReliance Corp....................................        50,000       332,812
  *Biosite Diagnostics, Inc............................       109,500     1,091,578
  *Biosource International, Inc........................       143,500       699,562
  Birmingham Steel Corp................................       401,500     2,057,687
  *Black Hawk Gaming & Development, Inc................        42,900       365,991
  Blair Corp...........................................       127,100     2,184,531
  Blimpie International................................        11,700        30,712
  *Bluegreen Corp......................................       263,998     1,484,989
  Bob Evans Farms, Inc.................................       220,500     4,251,516
  *Boca Research, Inc..................................        98,700       874,420
  *Bombay Co., Inc.....................................       574,000     3,515,750
  *Bon-Ton Stores, Inc.................................       131,900       840,862
  *#Books-a-Million, Inc...............................       189,100     1,560,075
  *Boston Biomedical, Inc..............................        57,400       218,837
  *#Boston Chicken, Inc................................       310,900       186,540
  *Boston Communications Group, Inc....................       117,000     1,096,875
  Bostonfed Bancorp, Inc...............................        46,960       845,280
  Bowl America, Inc. Class A...........................        45,000       315,000
  Bowne & Co., Inc.....................................        91,332     1,529,811
  *Boyd Gaming Corp....................................       473,000     2,808,437
  *Brauns Fashions Corp................................        22,200       245,587
  *#Brazos Sportswear, Inc.............................         4,190           419
  *Bridgeport Macs, Inc................................        16,600       150,437
  *Brigham Exploration Co..............................        50,000       128,125
  *Brite Voice Systems, Inc............................        22,500       292,500
  *Britesmile, Inc.....................................        41,000       438,187
  *Broadway & Seymour, Inc.............................       180,800     1,045,250
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Brooks Automation, Inc..............................        83,000  $  1,519,937
  *Brookstone, Inc.....................................       111,300     1,672,978
  *Brothers Gourmet Coffees, Inc.......................       103,461         2,173
  *Brown & Sharpe Manufacturing Co. Class A............       203,500     1,119,250
  *Brown (Tom), Inc....................................       301,100     3,904,891
  Brown Shoe Company, Inc..............................       297,200     5,646,800
  *Brunswick Technologies, Inc.........................        75,000       457,031
  Brush Wellman, Inc...................................       186,500     3,158,844
  *Buckhead America Corp...............................        15,700        98,125
  *Budget Group, Inc...................................       204,100     2,729,837
  *Buffets, Inc........................................       341,800     3,588,900
  *Builders Transport, Inc.............................        61,600         1,386
  *Building Materials Holding Corp.....................       197,000     2,302,437
  *Bull Run Corp. GA...................................        84,500       340,641
  Burlington Coat Factory Warehouse Corp...............       235,440     3,973,050
  *Burlington Industries, Inc..........................       585,800     5,748,162
  Bush Industries, Inc. Class A........................        13,000       192,562
  *Business Resource Group.............................        57,200       191,262
  *Butler International, Inc...........................        23,200       463,275
  Butler Manufacturing Co..............................        84,200     2,368,125
  *C-COR Electronics, Inc..............................         7,500       178,828
  *C.P. Clare Corp.....................................       183,000       669,094
  *CCA Industries, Inc.................................        40,800        51,637
  CCBT Bancorp, Inc....................................        22,400       366,800
  *CEM Corp............................................        28,500       225,328
  *CFM Technologies, Inc...............................        93,700       855,012
  *CHS Electronics, Inc................................        15,000        66,562
  *CMC Industries, Inc.................................        88,100       569,897
  *CNS Income..........................................       204,200       682,794
  CPAC, Inc............................................        74,100       571,959
  CPB, Inc.............................................       107,000     2,206,875
  CPI Corp.............................................        87,400     2,753,100
  *CSP, Inc............................................        38,865       265,982
  *CSS Industries, Inc.................................        24,500       661,500
  *CTB International Corp..............................        38,000       330,125
  *Cadence Design Systems, Inc.........................         1,906        24,550
  Cadmus Communications Corp...........................        94,100     1,205,656
  *Caere Corp..........................................        25,400       301,625
  Calgon Carbon Corp...................................       181,200     1,030,575
  *#California Amplifier, Inc..........................        73,100       306,106
  *California Coastal Comm, Inc........................        16,900       108,266
  *California Micro Devices Corp.......................        11,400        25,294
  *Callon Petroleum Co.................................       146,600     1,575,950
  Cal-Maine Foods, Inc.................................        62,900       342,019
  *Cameron Ashley Building Products, Inc...............       114,800     1,377,600
  Cameron Financial Corp...............................        32,700       433,275
  *Canandaigua Wine Co., Inc. Class A..................        69,700     3,467,575
  *Canisco Resources, Inc..............................         5,700        20,484
  *Cannon Express, Inc. Class A........................         6,900        24,150
  *Cannondale Corp.....................................       115,100     1,028,706
  *Capital Pacific Holdings, Inc.......................       154,800       503,100
  Capital Re Corp......................................       297,800     4,857,862
  Capitol Bancorp, Ltd.................................        41,672       712,331
  Capitol Transamerica Corp............................       102,100     1,534,691
  *Carbide/Graphite Group, Inc.........................       133,000     1,724,844
  *Cardiotech International, Inc.......................        15,572        22,385
  *Career Blazers, Inc. Trust Units....................         9,540             0
  *Caretenders Healthcorp..............................        13,700        31,681
  *#Caribiner International, Inc.......................       376,000     2,021,000

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Carleton Corporation................................        16,180  $     37,922
  *Carmike Cinemas, Inc. Class A.......................       120,100     2,109,256
  Carolina First Corp..................................        74,990     2,055,195
  Carpenter Technology Corp............................         5,000       142,500
  *Carrington Laboratories, Inc........................       100,200       297,469
  *Carson, Inc.........................................       105,500       369,250
  Carter-Wallace, Inc..................................       325,500     5,879,344
  Cascade Corp.........................................       104,400     1,409,400
  Cash America International, Inc......................       239,200     3,034,850
  *Casino Data Systems.................................       206,300       767,178
  *Castle & Cooke, Inc.................................       340,300     5,317,187
  Castle (A.M.) & Co...................................         1,280        19,680
  *Castle Dental Centers, Inc..........................        16,300       109,006
  Castle Energy Corp...................................        45,800       853,025
  *Catalina Lighting, Inc..............................        85,700       385,650
  *Catherines Stores Corp..............................       114,400     1,258,400
  Cato Corp. Class A...................................       371,700     4,890,178
  Cavalier Homes, Inc..................................       167,700     1,519,781
  *Cavanaughs Hospitality Corp.........................       303,100     2,898,394
  *Celadon Group, Inc..................................       100,000       993,750
  *Celebrity, Inc......................................        26,325        61,699
  *#Celeris Corp.......................................       169,000       153,156
  *Celeritek, Inc......................................        72,000       387,000
  *Cell Genesys, Inc...................................        35,500       170,844
  *#Cell Pathways, Inc.................................        65,400       719,400
  Cenit Bancorp, Inc...................................        54,900     1,122,019
  *Centigram Communications Corp.......................        86,800       843,587
  Central Bancorp, Inc.................................        24,100       466,937
  *Central Garden & Pet Co.............................       318,300     4,326,891
  *Central Sprinkler Corp..............................        47,100       802,172
  Centris Group, Inc...................................       144,800     1,402,750
  Century Aluminum Co..................................       330,000     2,134,687
  *Cephalon, Inc.......................................        19,000       258,281
  *Ceradyne, Inc.......................................        90,700       368,469
  *Ceres Group, Inc....................................        26,600       272,650
  *Cerion Technologies, Inc............................        81,500        20,375
  *Charming Shoppes, Inc...............................     1,542,900     7,786,823
  *Chart House Enterprises, Inc........................       130,100       715,550
  Chartwell Re Corp....................................       151,100     2,370,381
  *Chase Industries, Inc...............................       117,250       981,969
  *Check Technology Corp...............................        70,700       159,075
  *Checkpoint System, Inc..............................       392,400     3,580,650
  Chemed Corp..........................................       104,500     3,389,719
  *Chemfab Corp........................................        16,050       314,981
  Chemfirst, Inc.......................................        73,400     1,747,837
  *Cherry Corp. Class A................................        48,700       657,450
  *Cherry Corp. Class B................................        32,500       443,828
  Chesapeake Corp......................................        40,000     1,442,500
  #Chesapeake Energy Corp..............................     1,312,800     2,789,700
  Chester Valley Bancorp...............................         1,249        22,014
  *Chic by His, Inc....................................       125,700       392,812
  Chicago Rivet & Machine Co...........................        11,800       225,675
  *Children's Comprehensive Services, Inc..............       151,600       923,812
  *Childtime Learning Centers, Inc.....................        38,300       478,750
  Chiquita Brands International, Inc...................       515,089     4,152,905
  *#Chock Full O' Nuts Corp............................       125,323     1,308,059
  *Chyron Corp.........................................       373,000       769,312
  *Cidco, Inc..........................................       208,100     1,287,619
  *Ciprico, Inc........................................        55,800       486,506
  Circle International, Inc............................        30,300       621,150
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Circuit City Stores, Inc. - Carmax Group............       367,500  $  1,768,594
  *Circuit Systems, Inc................................        53,000       109,312
  *Cirrus Logic, Inc...................................       293,000     2,224,969
  *Citadel Holding Corp................................        73,300       371,081
  *Citation Computer System, Inc.......................        11,200        21,350
  *Citation Corp.......................................       198,400     2,647,400
  Citizens Banking Corp................................        78,750     2,337,891
  *Citizens, Inc. Class A..............................        71,700       407,794
  *Civic Bancorp.......................................        39,579       559,053
  *Clean Harbors, Inc..................................       117,500       201,953
  Cleveland Cliffs, Inc................................       131,300     4,858,100
  *Clintrials Research, Inc............................       286,300     1,207,828
  *Coast Dental Services, Inc..........................        86,400       610,200
  *Coast Distribution System...........................        85,100       244,662
  Coastal Bancorp, Inc.................................       116,900     1,877,706
  *Coastcast Corp......................................       104,300     1,251,600
  *Cobra Electronic Corp...............................        72,300       293,719
  *Code-Alarm, Inc.....................................        23,200        12,325
  *#Coeur d'Alene Mines Corp. ID.......................       252,800     1,058,600
  *Coffee People, Inc..................................        52,000       103,187
  *Coherent, Inc.......................................       228,100     3,692,369
  *Cohesion Technologies, Inc..........................       117,300       659,812
  *Coho Energy, Inc....................................       425,200       265,750
  *Coinmach Laundry Corp...............................       159,500     1,963,844
  *Cold Metal Products, Inc............................        40,000        85,000
  Collagen Corp........................................       117,300     1,605,544
  Collins Industries, Inc..............................        28,200       164,794
  *Columbia Banking System, Inc........................        51,497       862,579
  *Columbus Energy Corp................................        50,932       297,634
  Columbus McKinnon Corp...............................           200         4,994
  *Comdial Corp........................................       115,800       814,219
  *Command Systems, Inc................................        15,000        24,844
  Commercial Bancshares, Inc...........................        26,509       596,452
  Commercial Bank of New York..........................        26,400       331,650
  Commercial Intertech Corp............................        25,700       388,712
  Commercial Metals Co.................................       188,800     4,425,000
  Commercial National Financial Corp...................        18,000       342,000
  Commonwealth Bancorp, Inc............................       162,100     2,629,059
  Commonwealth Industries, Inc.........................       226,500     2,456,109
  Communications Systems, Inc..........................         6,400        84,400
  Community Bank System, Inc...........................        58,000     1,363,000
  Community Financial Corp.............................         1,000         9,750
  Community Financial Group, Inc.......................         1,600        22,800
  *Community First Brokerage Co........................        12,400       284,812
  Community Trust Bancorp, Inc.........................        47,707     1,094,279
  *Compass International Services Corp.................        15,700       103,522
  *Compdent Corp.......................................       165,600     2,396,025
  *Compucom Systems, Inc...............................       511,700     2,062,791
  *CompUSA, Inc........................................        14,500       116,906
  *Computer Motion, Inc................................        54,000       479,250
  *Computer Network Technology Corp....................       204,500     5,138,062
  *Computer Outsourcing Services, Inc..................        42,800       391,887
  *Comshare, Inc.......................................        73,250       249,508
  *Comstock Resources, Inc.............................       361,700     1,469,406
  *Comtech Telecommunications Corp.....................        26,900       236,216
  *Concord Camera Corp.................................       122,200       633,912
  *Concord Fabrics, Inc. Class A.......................        16,400        71,750
  *Condor Technology Solutions, Inc....................        27,400       292,837
  *Cone Mills Corp. NC.................................       508,600     3,146,962
  *Congoleum Corp. Class A.............................         6,200        52,700

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Conmed Corp.........................................       168,661  $  5,729,203
  *Conso Products Co...................................        95,600       564,637
  *Consolidated Freightways Corp.......................       251,100     3,342,769
  *#Consumer Portfolio Services, Inc...................       246,300       477,206
  *#ContiFinancial Corp................................       705,900     5,029,537
  *Continental Materials Corp..........................         2,300        86,825
  Cooker Restaurant Corp...............................       125,000       781,250
  *Cooperative Bankshares, Inc.........................        20,800       243,100
  *Copart, Inc.........................................       242,500     4,365,000
  *Copley Pharmaceutical, Inc..........................       199,700     1,940,834
  *Coram Healthcare Corp...............................       402,900       931,706
  *Core, Inc...........................................         7,400        61,744
  *Cornell Corrections, Inc............................        54,500     1,055,937
  *Corporate Express, Inc..............................       900,600     5,896,116
  *Corrpro Companies, Inc..............................        85,375       848,414
  *Corsair Communications, Inc.........................        30,000       137,344
  *Cort Business Services Corp.........................       172,400     4,169,925
  *Cosmetic Centers, Inc. Class C......................         8,646         2,432
  Courier Corp.........................................        23,400       535,275
  *Covenant Transport, Inc. Class A....................       232,200     2,779,144
  *Coventry Health Care, Inc...........................       214,800     2,859,525
  *Cover-All Technologies, Inc.........................        31,901        49,347
  Covest Bancshares, Inc...............................        48,825       668,292
  *Craig Corp..........................................        43,100       325,944
  *Creative Computers, Inc.............................        24,300       731,278
  *Credit Acceptance Corp..............................       392,700     2,343,928
  *Criticare Systems, Inc..............................        91,000       196,219
  Cross (A.T.) Co. Class A.............................       185,300     1,158,125
  Cross Timbers Oil Co.................................       109,600     1,185,050
  *Crown Central Petroleum Corp. Class A...............        71,000       576,875
  *Crown Central Petroleum Corp. Class B...............        59,400       490,050
  Crown Crafts, Inc....................................        97,500       493,594
  *Crown Vantage, Inc..................................       128,820       338,152
  *Crown-Andersen, Inc.................................        20,000       116,250
  Cubic Corp...........................................       107,650     2,597,056
  Culp, Inc............................................       143,618     1,184,848
  Curtiss-Wright Corp..................................        94,900     3,641,787
  *CustomTracks Corp...................................        62,200     3,724,225
  *Cyberoptics Corp....................................        60,300       761,287
  *Cybex International, Inc............................        94,600       520,300
  *Cylink Corp.........................................        80,800       319,412
  *Cyrk, Inc...........................................       193,500     1,287,984
  *Cytrx Corp..........................................        13,000        33,922
  *DII Group, Inc......................................         9,400       308,144
  *DM Management Co....................................        48,450       779,742
  *#DRS Technologies, Inc..............................        67,275       592,861
  *DSP Technology, Inc.................................        21,000       187,687
  DT Industries, Inc...................................       129,900     1,246,228
  *DVI, Inc............................................       227,800     3,545,137
  *Dailey International, Inc...........................        80,000        60,000
  Dain Rauscher Corp...................................       144,800     7,538,650
  *Dairy Mart Convenience Stores, Inc. Class A.........         9,000        34,875
  *Damark International, Inc. Class A..................        95,800       943,031
  Dames & Moore, Inc...................................       220,300     3,469,725
  *Dan River, Inc. (GA) Class A........................       322,500     2,962,969
  Daniel Industries, Inc...............................       163,900     3,441,900
  *Danielson Holding Corp..............................        10,000        53,125
  *Darling International, Inc..........................        12,000        22,500
  *Data I/O Corp.......................................        84,400        96,269
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Data Race, Inc......................................        29,800  $    135,962
  *Data Systems & Software, Inc........................        86,800       265,825
  *Data Systems Network Corp...........................         3,228         3,783
  *Datakey, Inc........................................        19,100        50,137
  *Dataram Corp........................................        62,320       518,035
  *Datascope Corp......................................        19,000       476,187
  *DataTRAK International, Inc.........................        47,300       224,675
  *Dataware Technologies, Inc..........................        82,900       238,337
  *Datron Systems, Inc.................................        30,000       182,812
  *#Datum, Inc.........................................        87,500       732,812
  Davel Communications, Inc............................        21,385       130,983
  *#Daw Technologies, Inc..............................       116,900       149,778
  *Dawson Geophysical Co...............................        60,000       641,250
  *Daxor Corp..........................................        52,000       646,750
  *Dayton Superior Corp. Class A.......................         3,500        62,781
  *DeGeorge Financial Corp.............................        19,900         1,343
  Deb Shops, Inc.......................................       142,000     2,156,625
  *Deckers Outdoor Corp................................       100,100       340,966
  Decorator Industries, Inc............................        20,832       154,938
  *Del Global Technologies Corp........................        85,877       772,893
  *#Delta Financial Corp...............................       172,200     1,162,350
  Delta Natural Gas Co., Inc...........................        26,100       446,962
  Delta Woodside Industries, Inc.......................       318,200     2,247,287
  Deltic Timber Corp...................................       108,400     2,696,450
  *Denali, Inc.........................................        36,800       287,500
  *Denamerica Corp.....................................        36,100        33,844
  *Designs, Inc........................................       178,800       352,012
  *Detection Systems, Inc..............................        69,300       610,706
  *Detrex Corp.........................................        12,800        88,400
  Detroit Diesel Corp..................................       318,400     7,900,300
  *Devcon International Corp...........................        50,800       157,956
  *Diagnostic Health Services, Inc.....................        68,000        69,062
  *Diamond Home Services, Inc..........................       140,000       656,250
  *#Diamond Multimedia Systems, Inc....................       394,600     1,744,872
  *Dianon Systems, Inc.................................        40,300       371,516
  *Digi International, Inc.............................       289,600     2,407,300
  *Digital Link Corp...................................        82,100       604,205
  *Digital Microwave Corp..............................        90,200     1,133,137
  Dime Community Bancorp, Inc..........................       135,000     2,991,094
  Dimon, Inc...........................................       890,500     4,675,125
  *Diodes, Inc.........................................        60,700       280,737
  *Discount Auto Parts, Inc............................       172,100     4,259,475
  *Diversified Corporate Resources, Inc................         2,700        16,200
  Dixie Group, Inc.....................................       122,400     1,109,250
  *Dixon Ticonderoga Co................................        27,250       327,000
  *Dollar Thrifty Automotive Group, Inc................        35,000       743,750
  *Dominion Homes, Inc.................................        70,100       552,037
  Donegal Group, Inc...................................        70,444       792,495
  Donnelly Corp. Class A...............................        78,250     1,281,344
  *Donnkenny, Inc......................................       157,300       164,673
  *Dotronix, Inc.......................................         1,000           734
  Downey Financial Corp................................       284,913     6,268,086
  *Dress Barn, Inc.....................................       232,323     3,419,504
  *Drug Emporium, Inc..................................       188,400     1,907,550
  *Drypers Corp........................................        66,900       219,516
  *Duckwall-Alco Stores, Inc...........................        98,000     1,016,750
  *Dunn Computer Corp..................................         4,900        10,336
  *Dura Automotive Systems, Inc........................        61,985     1,836,306
  *Durakon Industries, Inc.............................       107,400     1,342,500
  Dyersburg Corp.......................................       161,500       222,062
  *Dynamics Research Corp..............................        85,636       433,532
  *E-Z-Em, Inc. Class A................................        45,200       228,825

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *E-Z-Em, Inc. Class B................................         3,843  $     19,215
  *EA Engineering Science & Technology, Inc............        72,025        72,025
  *ECC International Corp..............................        90,500       282,812
  *EFTC Corp...........................................       172,600     1,062,569
  *EIS International, Inc..............................       132,800       444,050
  *ELXSI Corp..........................................        27,900       301,669
  EMC Insurance Group, Inc.............................        94,800     1,084,275
  *EMS Technologies, Inc...............................       101,650     1,378,628
  *ESCO Electronics Corp. Trust Receipts...............       193,400     2,332,887
  Eagle Bancshares, Inc................................        64,600     1,217,306
  *Eagle Food Centers, Inc.............................       124,300       302,981
  *Eagle Geophysical, Inc..............................       148,107       492,920
  *Eagle Point Software Corp...........................        80,000       520,000
  Easco, Inc...........................................       160,200     1,191,487
  *East/West Communications, Inc.......................         2,300        14,806
  Eastern Co...........................................        19,600       512,050
  *Echelon International Corp..........................         7,200       165,600
  *Eclipsys Corp.......................................        38,000       865,687
  Ecology & Environment, Inc. Class A..................        23,800       166,600
  *Edelbrock Corp......................................        85,000     1,314,844
  Edo Corp.............................................        31,500       216,562
  *Educational Insights, Inc...........................        49,300        95,519
  *#Einstein/Noah Bagel Corp...........................        72,400        78,056
  *Ekco Group, Inc.....................................       229,300     1,089,175
  *El Paso Electric Co.................................       386,700     3,311,119
  *Elantec Semiconductor, Inc..........................        89,800       854,503
  *Elcom International, Inc............................        52,800       301,125
  *Electric Fuel Corp..................................         3,700         7,053
  *Electric Lightwave, Inc.............................       124,300     1,476,062
  *Electro Rent Corp...................................        70,200       884,081
  *Electro Scientific Industries, Inc..................        18,900       710,522
  *Electroglas, Inc....................................       265,200     3,779,100
  Ellett Brothers, Inc.................................        62,500       344,727
  *Eltrax System, Inc..................................        99,495       410,417
  *Emcee Broadcast Products, Inc.......................        50,000       100,781
  *Emcon...............................................       102,000       669,375
  Empire Federal Bancorp, Inc..........................        10,200       117,937
  *Emulex Corp.........................................        31,150     2,456,956
  *Encad, Inc..........................................       128,600       765,572
  Energen Corp.........................................       232,400     4,444,650
  Engineered Support Systems, Inc......................        36,750       494,977
  Engle Homes, Inc.....................................       126,700     1,722,328
  Ennis Business Forms, Inc............................         6,000        51,750
  *Enserch Exploration Corp............................       163,200     1,111,800
  *Enstar, Inc.........................................        20,866       199,531
  *Enterprise Software, Inc............................        17,000       134,937
  *Environmental Elements Corp.........................        14,500        51,656
  *#Environmental Technologies Corp....................        58,500        78,609
  *Equinox Systems, Inc................................        53,100       462,966
  *Equitex, Inc........................................         9,400       129,544
  *Equitrac Corp.......................................        26,500       470,375
  *Equity Marketing, Inc...............................         5,800        60,537
  *Equity Oil Co.......................................       142,900       169,694
  Eskimo Pie Corp......................................        41,400       355,781
  Espey Manufacturing & Electronics Corp...............         3,500        42,875
  *Esterline Technologies Corp.........................       119,300     1,782,044
  Ethyl Corp...........................................       344,200     1,721,000
  *Evans & Sutherland Computer Corp....................       119,800     1,890,594
  *Evans Systems, Inc..................................        23,585       163,621
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Evans, Inc..........................................        17,175  $     24,689
  *Evergreen Resources, Inc............................        27,000       598,219
  *Exabyte Corp........................................       253,000     1,399,406
  *Exar Corp...........................................       101,500     2,125,156
  *Executone Information Systems, Inc..................       351,700     1,939,845
  Exide Corp...........................................       250,100     3,907,812
  *Exponent, Inc.......................................        69,500       501,703
  Ezcorp, Inc. Class A Non-Voting......................       139,100     1,030,209
  FBL Financial Group, Inc. Class A....................       126,500     2,537,906
  FCB Financial Corp...................................        36,400     1,098,825
  *FEI Co..............................................       152,600     1,268,487
  FFLC Bancorp.........................................        50,833       924,525
  FFY Financial Corp...................................        84,600     1,554,525
  FNB Rochester Corp...................................        24,300       799,622
  FSF Financial Corp...................................         4,200        59,587
  *FSI International, Inc..............................       265,100     2,153,937
  *FTI Consulting, Inc.................................        62,500       265,625
  Fab Industries, Inc..................................        87,081     1,360,641
  *Factory Card Outlet Corp............................        89,100       101,630
  *Fairchild Corp. Class A.............................       443,729     6,628,202
  Falcon Products, Inc.................................        87,000       940,687
  *#Family Golf Centers, Inc...........................        90,000       814,219
  *Fansteel, Inc.......................................        74,700       420,187
  *Farm Family Holdings, Inc...........................         7,200       248,400
  Farmer Brothers Co...................................            84        17,304
  *Farr Co.............................................        52,200       561,150
  Farrel Corp..........................................        62,200       139,950
  *Featherlite Manufacturing, Inc......................         8,500        55,516
  Federal Screw Works..................................         2,000        96,000
  *Ferrofluidics Corp..................................        50,500       204,367
  *Fibermark, Inc......................................        88,950     1,273,097
  *Fiberstars, Inc.....................................        12,700        55,166
  Fidelity Bancorp, Inc. Delaware......................        32,700       762,319
  *Fidelity Bankshares, Inc............................         8,000       133,250
  Fidelity Federal Bancorp.............................        20,000        60,000
  *Filenes Basement Corp...............................       246,200       407,769
  *Finish Line, Inc. Class A...........................       128,300     1,571,675
  *Finishmaster, Inc...................................       120,000       675,000
  *Finlay Enterprises, Inc.............................        47,500       657,578
  First Albany Companies, Inc..........................        33,415       609,824
  *First Alliance Corp.................................         3,000         8,578
  First American Financial Corp........................        16,348       268,720
  First Bell Bancorp, Inc..............................        59,600     1,158,475
  *First Cash, Inc.....................................        69,700       720,959
  First Defiance Financial Corp........................       126,600     1,503,375
  First Essex Bancorp..................................        86,400     1,441,800
  First Federal Bancshares of Arkansas, Inc............        54,100     1,004,231
  First Federal Capital Corp...........................       131,220     1,910,891
  First Federal Savings & Loan Association of East
    Hartford, CT.......................................        31,000       761,437
  First Financial Holdings, Inc........................       100,600     1,911,400
  First Indiana Corp...................................        92,306     1,765,352
  *First Investors Financial Services Group, Inc.......        60,600       374,962
  First Keystone Financial, Inc........................        21,800       284,762
  First Liberty Financial Corp.........................        71,775     2,068,017
  First Mariner Bank Corp..............................        30,700       360,725
  First Midwest Financial, Inc.........................        18,800       275,537
  First Northern Capital Corp..........................        98,700     1,076,447
  First Oak Brook Bancshares, Inc. Class A.............        29,000       563,687

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *First Republic Bank.................................       112,703  $  2,944,366
  First Savings Bancorp, Inc. North Carolina...........        48,000       945,000
  *#First Team Sports, Inc.............................        85,600       224,700
  First Washington Bancorp, Inc........................       143,580     2,889,547
  First Western Bancorp, Inc...........................         9,200       321,137
  Firstbank Corp.......................................         4,300        63,022
  *FirstFed Financial Corp. DE.........................       194,400     3,669,300
  Firstspartan Financial Corp..........................        26,000       747,500
  *Firstwave Technologies, Inc.........................        45,700        94,256
  *Fischer Imaging Corp................................       100,600       171,334
  *Fisher Scientific, International, Inc...............        22,400       453,600
  Flag Financial Corp..................................        12,850       127,697
  *Flander Corp........................................       348,000     1,315,875
  Fleming Companies, Inc...............................       517,397     5,335,657
  Flexsteel Industries, Inc............................        78,400     1,073,100
  *Florida Panthers Holdings, Inc. Class A.............       379,800     4,130,325
  Florida Rock Industries, Inc.........................        85,200     3,397,350
  *Florsheim Group, Inc................................        91,900       683,506
  Flushing Financial Corp..............................       129,550     1,918,959
  *Foilmark, Inc.......................................        76,658       170,085
  *Foodarama Supermarkets, Inc.........................        12,400       345,650
  Foothill Independent Bancorp.........................        45,818       618,543
  *#Forcenergy, Inc....................................       216,500       233,414
  *Forest Oil Corp.....................................       109,500     1,156,594
  *Forward Air Corp., Inc..............................        32,400       883,912
  *Foster (L.B.) Co. Class A...........................       149,200       829,925
  Foster Wheeler Corp..................................       375,800     5,167,250
  *Four Kids Entertainment, Inc........................        32,700       680,569
  *Four Media Co.......................................       114,900       768,394
  *Franchise Mortgage Acceptance Co....................        35,000       308,437
  Frankfort First Bancorp, Inc.........................        25,650       382,345
  Franklin Bank National Associaton Southfield, MI.....        38,283       416,328
  *Franklin Covey Co...................................       189,700     1,849,575
  *Franklin Electronic Publishers, Inc.................        86,100       452,025
  Freds, Inc. Class A..................................       173,750     2,269,609
  Frequency Electronics, Inc...........................        85,300       741,044
  *Fresh Choice, Inc...................................        64,900       152,109
  *Fresh Foods, Inc....................................        80,000       517,500
  *Friedman Billings Ramsey Group, Inc. Class A........       165,000     1,722,187
  Friedman Industries, Inc.............................        93,343       385,044
  Friedmans, Inc. Class A..............................       149,300     1,353,031
  Frisch's Restaurants, Inc............................        89,105       913,326
  *Fritz Companies, Inc................................       239,600     2,605,650
  Frontier Insurance Group, Inc........................       359,700     6,182,344
  Frozen Food Express Industries, Inc..................       299,100     2,093,700
  *G-III Apparel Group, Ltd............................        73,200       156,694
  GA Financial, Inc....................................        75,100     1,117,112
  GBC Bancorp..........................................       105,800     1,930,850
  *GC Companies, Inc...................................       131,300     4,743,212
  *GP Strategies Corp..................................       119,615     1,196,150
  *GZA Geoenvironmental Technologies, Inc..............        36,500       161,969
  *Gadzooks, Inc.......................................       123,000     1,180,031
  Gainsco, Inc.........................................       316,400     1,443,575
  *Galey & Lord, Inc...................................       138,500       571,312
  *Galileo Corp........................................       104,800       569,850
  *GameTech International, Inc.........................        10,600        44,056
  *Gantos, Inc.........................................        84,350        76,442
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Garan, Inc...........................................        58,000  $  1,667,500
  *Garden Fresh Restaurant Corp........................        50,600       931,356
  *Garden Ridge Corp...................................        31,200       190,125
  *Gart Sports Co......................................        16,137       109,933
  *Gasonics International, Inc.........................       134,000     1,628,937
  *Geerling & Wade, Inc................................        27,500       156,406
  *Gehl Co.............................................        68,600     1,412,731
  *General Cigar Holdings, Inc. Class A................       135,600     1,084,800
  *General Communications, Inc. Class A................       841,800     4,182,694
  *#General Datacomm Industries, Inc...................       219,000       602,250
  General Housewares Corp..............................        50,700       633,750
  *General Semiconductor, Inc..........................        64,600       500,650
  *General Surgical Innovations, Inc...................       152,600       591,325
  *Genesis Health Ventures, Inc........................       479,600     2,128,225
  *#Geneva Steel Co. Class A...........................        93,000        34,875
  *Genicom Corp........................................       133,500       246,141
  *Genlyte Group, Inc..................................        85,500     1,835,578
  *Gensym Corp.........................................        71,200       273,675
  Geon Co..............................................         5,600       168,700
  *Geoscience Corp.....................................        50,000       334,375
  Gerber Scientific, Inc...............................       292,000     6,825,500
  *Getty Petroleum Marketing, Inc......................       198,300       619,687
  *Giant Group, Ltd....................................        50,600       354,200
  Giant Industries, Inc................................       154,900     1,636,131
  *Gibraltar Packaging Group, Inc......................        67,200        84,000
  Gibraltar Steel Corp.................................        41,300       903,437
  *Gibson Greetings, Inc...............................       185,000     1,352,812
  *Giga-Tronics, Inc...................................        19,900        42,909
  *Gish Biomedical, Inc................................        42,300       122,934
  Glatfelter (P.H.) Co.................................       469,000     6,243,562
  Gleason Corp.........................................       119,200     1,996,600
  *Glenayre Technologies, Inc..........................       681,800     2,450,219
  *Global Industrial Technologies, Inc.................       265,900     3,307,131
  *Globe Business Resources, Inc.......................        39,400       462,950
  *#Golden Books Family Entertainment, Inc.............        90,800        31,326
  Golden Enterprises, Inc..............................         2,800        10,937
  *Good Guys, Inc......................................       218,300       685,598
  Gorman-Rupp Co.......................................        36,500       590,844
  *Gottschalks, Inc....................................       157,300     1,297,725
  *Government Technology Services, Inc.................        93,000       357,469
  *Gradco Systems, Inc.................................        88,200       217,744
  *Graham Corp.........................................        25,950       228,684
  *Graham-Field Health Products, Inc...................       413,380       930,105
  Grand Premier Financial, Inc.........................        65,897       780,468
  Granite Construction, Inc............................         9,000       252,562
  Granite State Bankshares, Inc........................        22,800       500,175
  *Greenbriar Corp.....................................        10,700        22,069
  Greenbrier Companies, Inc............................       219,800     2,046,887
  *Grey Wolf, Inc......................................       128,200       264,412
  *Griffin Land & Nurseries, Inc.
    Class A............................................        25,000       281,250
  *Griffon Corp........................................       144,900     1,159,200
  *Group 1 Software, Inc...............................        16,900       173,225
  Guarantee Life Companies, Inc........................       105,400     2,088,237
  *Guaranty Federal Bancshares, Inc....................         5,600        65,275
  *Guest Supply, Inc...................................        72,900       770,006
  Guilford Mills, Inc..................................       322,900     3,229,000
  *Gulf Island Fabrication, Inc........................        11,200       121,450
  *Gulfmark Offshore, Inc..............................        37,600       613,350

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Gundle/SLT Environmental, Inc.......................       267,900  $  1,071,600
  *Gymboree Corp.......................................         5,800        70,869
  *HCIA, Inc...........................................       176,500     1,516,797
  *HEI, Inc............................................        10,200        45,900
  *HF Bancorp, Inc.....................................        51,400       930,019
  HF Financial Corp....................................        51,950       772,756
  *HMI Industries, Inc.................................        27,800        52,125
  HMN Financial, Inc...................................        66,600       840,825
  *HPSC, Inc...........................................        42,000       396,375
  *HS Resources, Inc...................................       221,300     2,655,600
  *Hadco Corp..........................................        85,700     2,662,056
  *Haemonetics Corp....................................        64,800     1,231,200
  Haggar Corp..........................................        96,700     1,226,881
  *Hahn Automotive Warehouse, Inc......................        38,746        31,481
  Halifax Corp.........................................        24,000        96,000
  *Hallmark Capital Corp...............................        28,100       333,687
  *Halter Marine Group, Inc............................       196,400     1,448,450
  *Hampshire Group, Ltd................................        19,100       217,859
  *Hampton Industries, Inc.............................        68,594       304,390
  Hancock Fabrics, Inc.................................        22,000       125,125
  *Handleman Co........................................       484,436     5,722,400
  Harbor Florida Bancshares, Inc.......................         6,600        78,994
  *Harding Lawson Associates Group, Inc................        53,700       453,094
  Hardinge Brothers, Inc...............................       131,400     2,287,181
  Harleysville Group, Inc..............................       335,600     6,502,250
  Harman International Industries, Inc.................        92,300     4,095,812
  Harnischfeger Industries, Inc........................       266,100     1,912,594
  *Harry's Farmers Market, Inc. Class A................        46,100        41,778
  *Hartmarx Corp.......................................       687,800     3,396,012
  *Harvey Entertainment Co.............................        51,100       325,762
  *Hastings Entertainment, Inc.........................        55,000       629,062
  Hastings Manufacturing Co............................         1,700        23,587
  *Hathaway Corp.......................................        45,300        76,444
  *Hauser, Inc.........................................       116,700       288,103
  Haven Bancorp, Inc...................................       100,100     1,401,400
  Haverty Furniture Co., Inc...........................       140,100     4,132,950
  *Hawaiian Airlines, Inc..............................       145,900       401,225
  *Hawker Pacific Aerospace............................        84,000       225,750
  *Hawthorne Financial Corp............................        61,300       967,391
  *#Hayes Corp.........................................        10,133           431
  *Headway Corporate Resources, Inc....................        93,700       430,434
  *Health Management Systems, Inc......................       123,100       700,131
  *Health Risk Management, Inc.........................        50,600       521,812
  *Health Systems Design Corp..........................        60,000       262,500
  *Healthcare Services Group, Inc......................       138,300     1,270,631
  *Healthcor Holdings..................................        65,300        16,325
  Healthplan Services Corp.............................       269,500     2,391,812
  *Hector Communications Corp..........................         8,500        79,687
  Heilig-Meyers Co.....................................       697,250     4,837,172
  *Heist (C.H.) Corp...................................        16,800       111,300
  *Hello Direct, Inc...................................        84,100       954,009
  Heritage Financial Corp..............................        32,600       267,931
  *Herley Industries, Inc..............................        20,533       266,287
  *Hexcel Corp.........................................        50,200       536,512
  *Hi-Shear Industries, Inc............................        53,500       137,930
  *Hi-Tech Pharmacal, Inc..............................        48,700       203,931
  *#Hi/Fn, Inc.........................................        22,608     1,307,731
  *High Plains Corp....................................       177,300       371,222
  *Highlands Insurance Group, Inc......................       192,310     2,055,313
  *Hirsch International Corp. Class A..................        90,000       199,687
  *Hoenig Group, Inc...................................       104,700       961,931
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Holiday RV Superstores, Inc.........................        70,700  $    254,078
  Holly Corp...........................................        96,200     1,226,550
  *Hollywood Casino Corp. Class A......................        32,900        54,491
  *Hollywood Entertainment Corp........................        31,500       815,062
  *Hollywood Park, Inc.................................       269,800     3,895,237
  *Hologic, Inc........................................       154,400     1,177,300
  Home Bancorp.........................................        13,800       381,225
  Home Federal Bancorp.................................        34,875       908,930
  Home Port Bancorp, Inc...............................        14,500       357,062
  *Home Products International, Inc....................       124,450     1,046,158
  *Homebase, Inc.......................................       468,150     2,662,603
  *#Homegold Financial, Inc............................        50,000        78,125
  *Homestead Village, Inc..............................       179,800       528,162
  Horizon Financial Corp...............................        82,265     1,133,715
  *Hospitality Worldwide Services, Inc.................        68,300       239,050
  *Hot Topic, Inc......................................        12,000       290,625
  *Houston Exploration Co..............................       358,400     6,742,400
  *Hovnanian Enterprises, Inc. Class A.................       211,784     1,720,745
  #Howell Corp.........................................       104,200       436,337
  *Hub Group, Inc. Class A.............................       103,000     2,864,687
  *Hudson Hotels Corp..................................        14,300        19,662
  *#Hudson Technologies, Inc...........................        61,600       177,100
  Hudson United Bancorp................................        29,530       904,356
  Huffy Corp...........................................       136,900     1,839,594
  Hughes Supply, Inc...................................       247,900     6,677,806
  Hunt (J.B.) Transport Services, Inc..................       376,300     6,373,581
  Hunt Corp............................................        21,500       216,344
  Huntco, Inc. Class A.................................        84,500       242,937
  *Hurco Companies, Inc................................        73,000       469,937
  *Hutchinson Technology, Inc..........................       150,200     3,487,456
  *#Hvide Marine, Inc. Class A.........................       110,500       202,008
  *Hycor Biomedical, Inc...............................        77,700       121,406
  *Hypercom Corp.......................................       139,500       985,219
  *Hyseq, Inc..........................................       179,100       593,269
  *ICF Kaiser International, Inc.......................       123,000        61,500
  *ICT Group, Inc......................................        53,100       273,797
  *ICU Medical, Inc....................................        71,400     1,280,737
  *IDT Corp............................................         5,000       110,469
  *IEC Electronics Corp................................       118,600       429,925
  *IFR Systems, Inc....................................       124,200       489,037
  *IHOP Corp...........................................        65,800     1,575,087
  *II-VI, Inc..........................................       139,600     1,260,762
  *#IMC Mortgage Co....................................       315,000        41,737
  IMCO Recycling, Inc..................................       205,000     3,433,750
  ISB Financial Corp. LA...............................        87,300     1,860,581
  *IT Group, Inc ......................................       166,779     2,803,972
  *ITC Learning Corp...................................        49,200       224,475
  *ITEQ, Inc...........................................       305,059       638,717
  *ITLA Capital Corp...................................       134,200     2,163,975
  *IVI Checkmate Corp..................................       107,905       318,657
  Ico, Inc.............................................       241,800       306,028
  *Ikos Systems, Inc...................................       144,100     1,251,869
  *Imation Corp........................................       153,500     3,607,250
  *Immucor, Inc........................................        61,100       752,294
  *Immulogic Pharmaceutical Corp.......................       280,100       529,564
  *Imperial Credit Industries, Inc.....................       287,300     2,388,181
  Imperial Sugar Co....................................       298,300     1,808,444
  *In Focus Systems, Inc...............................       285,300     3,004,566
  *Inacom Corp.........................................       277,000     3,064,312
  *Inco Homes Corp.....................................           156           263
  Independence Holding Co..............................        52,600       581,887
  #Independent Bank East...............................        21,877       374,644

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Industrial Bancorp, Inc..............................        29,200  $    605,900
  *Industrial Distribution Group, Inc..................       155,000     1,046,250
  *Inference Corp. Class A.............................       115,000       549,844
  *#Infonautics Corp. Class A..........................        64,100       396,619
  *Information Management Associates, Inc..............        92,600       306,737
  *Information Resources, Inc..........................       378,700     3,230,784
  Ingles Market, Inc. Class A..........................       130,700     1,580,653
  *Innodata Corp.......................................         3,866        39,385
  *#Innovative Gaming Corp. of America.................         6,600        15,056
  *#Inprise Corp.......................................        81,200       294,350
  *Input Software, Inc.................................        86,400       491,400
  *Input/Output, Inc...................................       191,000     1,623,500
  *Insilco Holding Co..................................           432        10,422
  *Insituform East, Inc................................        31,200        38,025
  *Insituform Technologies, Inc. Class A...............       220,900     3,679,366
  *Inso Corp...........................................       115,700       790,014
  Insteel Industries, Inc..............................        93,400       805,575
  Instron Corp.........................................        63,500     1,262,062
  *Insurance Auto Auctions, Inc........................       141,500     1,839,500
  *Integra, Inc........................................       104,800       144,100
  *Integrated Device Technology, Inc...................       526,087     4,159,375
  *Integrated Health Services, Inc.....................        67,400       395,975
  *Integrated Measurement System, Inc..................        83,800       932,275
  *Integrated Orthopedics, Inc.........................         1,300         1,462
  *Integrated Silicon Solution, Inc....................       214,300       569,234
  *#Intellicall, Inc...................................        29,500        57,156
  *Intelligent Systems Corp............................        52,375       160,398
  *Interface Systems, Inc..............................        49,600       116,250
  Interface, Inc. Class A..............................       401,200     3,134,375
  *Intergraph Corp.....................................       792,900     6,318,422
  *Interlink Electronics...............................        55,000       387,578
  *Interlinq Software Corp.............................        62,200       496,628
  *Intermagnetics General Corp.........................       131,480     1,027,187
  International Aluminum Corp..........................        48,900     1,363,087
  International Multifoods Corp........................       275,400     6,058,800
  *International Rectifier Corp........................       709,600     7,716,900
  *International Remote Imaging Systems, Inc...........         6,200         8,525
  International Shipholding Corp.......................        71,475       996,183
  *International Speciality Products, Inc..............        49,100       460,313
  *International Thoroughbred Breeders, Inc............       110,000        34,375
  *International Total Services, Inc...................        74,900       285,556
  *Interphase Corp.....................................        65,100       935,813
  Interpool, Inc.......................................       428,400     5,381,775
  *Intertan, Inc.......................................       190,200     2,936,213
  *Intervisual Books, Inc. Class A.....................         9,900        11,138
  *Intervoice, Inc.....................................       119,800     1,329,031
  Investors Title Co...................................        18,200       367,413
  *Ionics, Inc.........................................       134,100     4,199,006
  *Iridex Corp.........................................        74,300       315,775
  Isco, Inc............................................        84,600       475,875
  *Isle of Capri Casinos, Inc..........................       323,400     2,278,959
  *Isolyser Co., Inc...................................       597,600     2,119,613
  *#Itron, Inc.........................................        33,900       280,734
  *Iwerks Entertainment, Inc...........................       191,700       176,723
  *J & J Snack Foods Corp..............................       100,100     2,064,563
  *J. Alexander's Corp.................................        71,400       294,525
  *JDA Software Group, Inc.............................        41,600       371,800
  *JLK Direct Distribution, Inc. Class A...............       103,000     1,133,000
                                                               SHARES        VALUE+
                                                         ------------  ------------
  JSB Financial, Inc...................................       105,400  $  5,401,750
  *JWGenesis Financial Corp............................         6,500       106,031
  *Jackpot Enterprises, Inc............................       100,600       836,238
  Jacksonville Bancorp, Inc............................        12,700       201,613
  *Jaclyn, Inc.........................................        26,900        80,700
  *Jaco Electronics, Inc...............................        70,446       268,575
  *Jacobson Stores, Inc................................        63,550       468,681
  *Jan Bell Marketing, Inc.............................       310,100       949,681
  *Jason, Inc..........................................       217,500     1,835,156
  *Jean Philippe Fragrances, Inc.......................       103,200       844,950
  Jefferson Savings Bancorp, Inc.......................        60,000       733,125
  *Jevic Transportation, Inc...........................         7,600        77,663
  *Jo-Ann Stores, Inc. Class A.........................        35,700       600,206
  *Jo-Ann Stores, Inc. Class B.........................        35,700       457,406
  *Johnson Worldwide Associates, Inc. Class A..........       122,100     1,091,269
  *Johnston Industries, Inc............................       117,525       264,431
  *Johnstown American Industries, Inc..................       117,900     1,849,556
  *Jones Intercable, Inc...............................         8,900       466,138
  *Jos. A. Bank Clothiers, Inc.........................       117,300       841,261
  *Jps Packaging Company...............................        59,650       290,794
  *Jumbosports, Inc....................................        40,700         4,986
  *#Just for Feet, Inc.................................        98,900       751,022
  *Just Toys, Inc......................................         7,000         9,188
  Justin Industries, Inc...............................       345,800     4,592,656
  K Swiss, Inc. Class A................................        61,800     3,553,500
  *K-Tron International, Inc...........................         6,300       111,038
  K2, Inc..............................................       200,000     1,987,500
  *KBK Capital Corp....................................        65,000       422,500
  KCS Energy, Inc......................................       539,900       303,694
  *KLLM Transport Services, Inc........................        52,099       351,668
  *KVH Industries, Inc.................................        59,200       144,300
  *Kaiser Aluminum Corp................................       388,615     3,400,381
  *Kaiser Ventures, Inc................................       121,400     1,699,600
  Kaman Corp. Class A..................................       256,400     3,413,325
  *Kasper A.S.L., Ltd..................................        27,000       156,938
  Katy Industries, Inc.................................       135,800     2,232,213
  Kaye Group, Inc......................................        40,000       291,250
  Keithley Instruments, Inc............................         9,500        81,938
  Kellwood Co..........................................       309,918     7,360,553
  *Kemet Corp..........................................       394,400     6,335,050
  Kenan Transport Co...................................           200         6,300
  Kennametal, Inc......................................        45,300     1,288,219
  *Kent Electronics Corp...............................       151,450     1,978,316
  *Kentucky Electric Steel, Inc........................        32,600        99,838
  Kentucky First Bancorp, Inc..........................        11,700       140,400
  *Kevco, Inc..........................................        19,800       123,750
  Kewaunee Scientific Corp.............................        30,800       296,450
  *Key Energy Group, Inc...............................        77,600       247,350
  *Key Production Co., Inc.............................       145,612     1,237,702
  *Key Technology, Inc.................................        50,500       435,563
  *Key Tronic Corp.....................................       144,400       771,638
  *Keystone Consolidated Industries, Inc...............       114,586       837,910
  Kimball International, Inc. Class B..................       350,400     6,285,300
  *Kimmins Corp........................................        44,000        55,688
  *Kinark Corp.........................................        73,400       165,150
  *Kinnard Investment, Inc.............................        71,100       287,733
  *Kit Manufacturing Co................................        11,100        74,925
  *Kitty Hawk, Inc.....................................       106,500       842,016
  Klamath First Bancorp, Inc...........................       131,900     2,069,181
  Knape & Vogt Manufacturing Co........................        34,031       535,988

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Komag, Inc..........................................       587,600  $  2,221,863
  *Koss Corp...........................................        45,700       562,681
  *Krug International Corp.............................        65,400       106,275
  *Kulicke & Soffa Industries, Inc.....................       239,900     5,052,894
  LNR Property Corp....................................       209,700     4,194,000
  LSB Industries, Inc..................................        99,500       186,563
  LSI Industries, Inc..................................         5,830       128,989
  LTV Corp.............................................       603,200     3,694,600
  *LTX Corp............................................       380,500     3,400,719
  *La Jolla Pharmceutical Co...........................       135,000       145,547
  LaCrosse Footwear, Inc...............................        10,600        86,125
  Lab Holdings, Inc....................................        61,300       862,031
  *Laboratory Corp. of America Holdings, Inc...........       424,700     1,061,750
  *Labtec, Inc.........................................        17,833        93,623
  *Laclede Steel Co....................................        44,100        19,983
  *Ladd Furniture, Inc.................................        87,327     1,790,204
  *Lai Worldwide, Inc..................................        47,000       279,063
  *Lakeland Industries, Inc............................         3,600        22,725
  *Lakes Gaming, Inc...................................       115,225     1,346,692
  *Lam Research Corp...................................       245,600     6,807,725
  *Lamson & Sessions Co................................       154,700       908,863
  *Lancer Corp.........................................        69,000       539,063
  *Landair Corp........................................        16,200        77,203
  Landamerica Financial Group, Inc.....................       160,112     4,593,213
  *Landrys Seafood Restaurants, Inc....................       362,300     3,351,275
  *Larscom, Inc........................................        63,000       159,469
  *#LaserSight Corporation.............................       120,300     2,078,934
  Lawson Products, Inc.................................       250,000     6,218,750
  *Layne Christensen Co................................       101,900       681,456
  *Lazare Kaplan International, Inc....................        80,500       764,750
  *Leapnet, Inc........................................       113,300       279,709
  *#Leasing Solutions, Inc.............................        91,100        96,794
  *Lechters, Inc.......................................       226,400       523,550
  Lesco, Inc...........................................        52,900       938,975
  Life USA Holdings, Inc...............................       424,800     8,482,725
  *Lifeline Systems, Inc...............................        14,400       268,200
  Lifetime Hoan Corp...................................       104,200       937,800
  Lillian Vernon Corp..................................       112,400     1,447,150
  *Lindal Cedar Homes, Inc.............................         8,000        16,250
  Lindberg Corp........................................        73,000       857,750
  *Lodgenet Entertainment Corp.........................       134,000     1,666,625
  *#Lodgian, Inc.......................................       396,900     2,778,300
  *Loehmanns, Inc......................................        78,000        69,468
  *Loews Cineplex Entertainment Corp...................        36,400       348,075
  *#Logic Devices, Inc.................................        73,800       255,994
  *Lone Star Steakhouse Saloon.........................       484,100     4,916,641
  *Lone Star Technologies, Inc.........................       124,100     1,931,306
  Longview Fibre Co....................................       231,500     3,139,719
  *Loronix Information Systems, Inc....................        52,800       524,700
  *Louis Dreyfus Natural Gas Corp......................       484,900     9,455,550
  Luby's Cafeterias, Inc...............................        44,700       759,900
  Lufkin Industries, Inc...............................        86,600     1,453,256
  *Lumisy, Inc.........................................        98,800       382,850
  *Lunar Corp..........................................        93,850       777,195
  *Lydall, Inc. DE.....................................       279,000     3,365,438
  *Lynch Corp..........................................         6,200       482,050
  M.A. Hanna Co........................................        48,200       710,950
  *M.H. Meyerson & Co., Inc............................        47,800       373,438
  M/A/R/C, Inc.........................................         5,002        74,874
  *MB Financial, Inc...................................        28,200       378,938
  MDC Holdings, Inc....................................       274,288     5,417,188
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *MEMC Electronic Materials, Inc......................       378,300  $  3,120,975
  MFB Corp.............................................        19,200       411,600
  *MFRI, Inc...........................................        54,900       248,766
  *MHM Services, Inc...................................           712           423
  MI Schottenstein Homes, Inc..........................       108,800     2,108,000
  *MIM Corp............................................        44,000       119,625
  MMI Companies, Inc...................................       208,600     3,598,350
  *#MRV Communications, Inc............................       246,300     2,878,631
  *MS Carriers, Inc....................................       134,000     4,262,875
  MTS Systems Corp.....................................       143,200     1,682,600
  MYR Group, Inc.......................................        57,610       871,351
  *Magellan Health Services, Inc.......................       138,500     1,116,656
  *Magnetek, Inc.......................................       301,000     3,047,625
  *Magnum Hunter Resources, Inc........................        60,400       218,950
  *Main Street & Main, Inc.............................       109,300       389,381
  *Mallon Resources Corp...............................        20,800       182,000
  *Manchester Equipment Co., Inc.......................        63,100       205,075
  *Manugistic Group, Inc...............................       202,300     1,827,022
  *Mapinfo Corp........................................        88,600     1,672,325
  Marcus Corp..........................................       213,250     2,678,953
  *Marine Drilling Companies, Inc......................        17,000       244,375
  *Marine Transport Corp...............................       118,670       508,056
  *Mariner Post-Acute Network, Inc.....................       307,300       691,425
  *Marisa Christina, Inc...............................        94,000        73,438
  Maritrans, Inc.......................................       143,700       826,275
  *Marlton Technologies, Inc...........................        81,100       380,156
  Marsh Supermarkets, Inc. Class A.....................        42,900       638,138
  Marsh Supermarkets, Inc. Class B.....................        56,900       711,250
  *Marshall Industries.................................       214,000     3,771,750
  Massbank Corp. Reading, MA...........................        40,266     1,509,975
  *Matec Corp..........................................         6,900        25,013
  *Material Sciences Corp..............................       311,200     3,462,100
  *Matlack Systems, Inc................................        94,642       490,955
  *Matria Healthcare, Inc..............................       567,300     3,368,344
  *Matrix Pharmaceutical, Inc..........................       305,900     1,438,686
  *Matrix Service Co...................................       106,900       420,919
  *Mattson Technology, Inc.............................       215,500     1,548,906
  *Maverick Tube Corp..................................       172,200     2,233,219
  *Max & Ermas Restaurants, Inc........................        41,900       303,775
  *Maxco, Inc..........................................        38,500       257,469
  *Maxicare Health Plans, Inc..........................       182,800       908,288
  *Maxim Group, Inc....................................       295,000     2,655,000
  *Maxxam, Inc.........................................        93,300     5,714,625
  *Maxxim Medical, Inc.................................       161,500     2,563,813
  *Maynard Oil Co......................................        53,500       521,625
  McGrath Rent Corp....................................        80,000     1,510,000
  *McNaughton Apparel Group, Inc.......................       105,000       636,563
  McRae Industries, Inc. Class A.......................         1,000         5,875
  *McWhorter Technologies, Inc.........................       123,500     1,713,563
  *Meadow Valley Corp..................................        30,000       138,750
  Meadowbrook Insurance Group, Inc.....................       169,300     2,285,550
  *Medaphis Corp.......................................     1,117,700     5,553,572
  Medford Bancorp, Inc.................................       103,600     1,709,400
  *Media 100, Inc......................................        98,500       661,797
  *#Media Logic, Inc...................................        20,100         6,281
  *Medical Action Industries, Inc......................        26,000        77,188
  *Medical Alliance, Inc...............................       102,900       276,544
  *Medical Graphics Corp...............................        41,700        56,034
  *#Medical Resources, Inc.............................        63,218       132,363
  *Medicore, Inc.......................................        58,600        62,263
  *Medirisk, Inc.......................................        38,200       395,131
  *Medstone International, Inc.........................        57,700       420,128

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Merchants Bancorp, Inc...............................        39,400  $  1,090,888
  Merchants Group, Inc.................................        25,600       560,000
  *Mercury Air Group, Inc..............................        15,300       101,363
  *Meridian Data, Inc..................................       142,900     1,080,681
  Meridian Insurance Group, Inc........................        51,700       856,281
  *Meridian Medical Technology, Inc....................         1,300         7,841
  *Meridian Resource Corp..............................       161,000       865,375
  *Merisel, Inc........................................       335,800       781,784
  *Merix Corp..........................................        77,100       462,600
  *Merrimac Industries, Inc............................        11,770        82,390
  *Mesa Air Group, Inc.................................       464,100     3,060,159
  *Mesa Labs, Inc......................................        17,000        79,156
  *Mestek, Inc.........................................        13,500       275,063
  *Metacreations Corp..................................        69,600       411,075
  *#Metal Management, Inc..............................       409,500       755,016
  *Metals USA, Inc.....................................        72,200       830,300
  *Metatec Corp. Class A...............................       100,600       449,556
  *Metra Biosystems, Inc...............................       140,600       151,584
  *Metrika System Corp.................................        55,000       525,938
  *Metrocall, Inc......................................       461,710     1,349,059
  *Metromedia International Group, Inc.................       544,500     4,526,156
  *Michael Anthony Jewelers, Inc.......................        81,500       320,906
  Michael Foods, Inc...................................       173,981     4,077,680
  *Michaels Stores, Inc................................       569,900    15,280,444
  *Micrion Corp........................................        52,300       627,600
  *Micro Linear Corp...................................       173,100       624,783
  *Micro Warehouse, Inc................................       495,800     7,700,394
  *Microage, Inc.......................................       242,900     1,358,722
  *Microcide Pharmaceuticals, Inc......................        90,200       379,122
  *Microsemi Corp......................................        27,600       268,238
  *Microtest, Inc......................................        93,700       248,891
  *Microtouch Systems, Inc.............................       122,600     1,800,688
  *Microwave Power Dynamics, Inc.......................       117,900     1,783,238
  Mid America Banccorp.................................        85,743     2,079,268
  *Mid Atlantic Medical Services, Inc..................       631,300     6,549,738
  *Middleby Corp.......................................       170,000       823,438
  Middlesex Water Co...................................         7,500       177,891
  Midland Co...........................................        16,800       411,600
  *Midway Airlines Corp................................        64,000       660,000
  *Midwest Grain Products, Inc.........................       117,500     1,094,219
  Mikasa, Inc..........................................       198,400     2,207,200
  *Mikohn Gaming Corp..................................       120,100       457,881
  Milacron, Inc........................................         2,500        53,281
  *Miller Building Systems, Inc........................        27,300       162,094
  *Miller Industries, Inc..............................        79,900       384,519
  *Miltope Group, Inc..................................        68,100        78,741
  Mine Safety Appliances Co............................        37,600     2,375,850
  Minuteman International, Inc.........................         9,000        82,688
  Mississippi Chemical Corp............................       381,500     3,671,938
  *Mitcham Industries, Inc.............................        20,900        89,152
  Mitchell Energy & Development Corp. Class A..........        22,200       355,200
  Mitchell Energy & Development Corp. Class B..........        34,300       553,088
  Mobile America Corp..................................        32,700       125,691
  *Monaco Coach Corp...................................        22,300       669,000
  *Monarch Casino and Resort, Inc......................         5,200        30,713
  *Monarch Dental Corp.................................       137,900       495,578
  Monarch Machine Tool Co..............................        42,400       373,650
  *Monro Muffler Brake, Inc............................        93,730       793,776
  Monterey Bay Bancorp, Inc............................        44,500       645,250
  *Moog, Inc. Class A..................................        54,000     1,481,625
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Moog, Inc. Class B..................................        12,800  $    477,600
  *Moore Handley, Inc..................................         2,000         4,125
  *Moore Medical Corp..................................        42,100       444,681
  Moore Products Co....................................        40,400       944,350
  *Morgan Products, Ltd................................       157,100       584,216
  *Morrison Knudsen Corp...............................       185,600     1,844,400
  *Morrow Snowboards, Inc..............................        22,500         4,922
  *Mosaix, Inc.........................................        68,200       709,706
  *Mother's Work, Inc..................................        67,000       749,563
  *Motor Car Parts & Accessories, Inc..................        52,800       305,250
  *Motor Club of America...............................         5,600        70,875
  Movado Group, Inc....................................       147,600     3,560,850
  *Movie Gallery, Inc..................................       210,500     1,295,891
  Mueller (Paul) Co....................................         6,100       198,059
  *Multi Color Corp....................................         7,600        51,063
  *Multigraphics, Inc..................................         8,000        17,000
  *Multiple Zones International, Inc...................       172,000     1,526,500
  *Mutual Savings Bank FSB Bay City, MI................        50,900       656,928
  *Mylex Corp..........................................       225,500     1,190,922
  *N & F Worldwide Corp................................       217,900     1,688,725
  *NABI, Inc...........................................       567,100     1,612,691
  NBT Bancorp..........................................        96,521     2,002,811
  NCH Corp.............................................        84,400     4,631,450
  *NCS Healthcare, Inc.................................       152,900     2,083,263
  *NPS Pharmaceuticals, Inc............................       173,700     1,215,900
  *NS Group, Inc.......................................       260,300     1,854,638
  NYMAGIC, Inc.........................................       132,700     1,658,750
  Nacco Industries, Inc. Class A.......................        15,000     1,119,375
  *Napco Security Systems, Inc.........................        52,300       150,363
  Nash Finch Co........................................       125,900     1,172,444
  *Nashua Corp.........................................        89,800     1,021,475
  *Nastech Pharmaceutical Co., Inc.....................        95,600       253,938
  *Nathans Famous, Inc.................................        58,400       220,825
  *National City Bancorp...............................        99,514     1,990,280
  *National Home Centers, Inc..........................        70,500        88,125
  *National Home Health Care Corp......................        58,211       252,854
  National Presto Industries, Inc......................        87,900     3,279,769
  *National Processing, Inc............................        56,400       338,400
  *National Record Mart, Inc...........................        55,700       419,491
  *National Research Corp..............................        78,000       209,625
  *National Standard Co................................         3,600        21,375
  National Steel Corp. Class B.........................       406,100     3,096,513
  National Technical Systems, Inc......................        58,000       261,000
  *National Techteam, Inc..............................       255,500     1,365,328
  *National Western Life Insurance Co. Class A.........        24,300     2,343,431
  *Natural Alternatives International, Inc.............        60,500       217,422
  *Natural Microsystems Corp...........................        96,500       591,063
  *Natural Wonders, Inc................................        89,100       331,341
  *Navigators Group, Inc...............................         2,100        29,925
  Nelson (Thomas), Inc.................................       146,800     1,440,475
  *Neopath, Inc........................................       125,000       496,094
  *Netmanage, Inc......................................       697,613     1,842,134
  *Netrix Corp.........................................       111,500       369,344
  *Network Computing Devices, Inc......................       177,600       843,600
  *Network Equipment Technologies, Inc.................       361,900     3,754,713
  *Network Peripherals, Inc............................       137,800     1,993,794
  *Neurocrine Biosciences, Inc.........................        81,100       440,981
  *New Brunswick Scientific Co., Inc...................        65,115       610,453

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
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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *New Horizons Worldwide, Inc.........................        55,100  $  1,105,444
  New Jersey Resources Corp............................        44,912     1,695,428
  *New Mexico & Arizona Land Co........................        83,468       626,010
  *Newcor, Inc.........................................        59,942       284,725
  Newmil Bancorp, Inc..................................        41,100       413,569
  *Newpark Resources, Inc..............................       218,000     1,962,000
  Newport Corp.........................................        74,700     1,134,506
  *Nexthealth, Inc.....................................        81,300        88,922
  *#Niagara Corp.......................................       103,900       743,534
  *Nichols Research Corp...............................        13,650       278,119
  *Nine West Group.....................................       384,000    10,656,000
  *Nitches, Inc........................................         3,679        12,417
  *Nitinol Medical Technologies, Inc...................       113,100       353,438
  *Nobel Learning Communities, Inc.....................        67,500       371,250
  *Noel Group, Inc.....................................        95,400        62,606
  Noland Co............................................         2,000        39,625
  *Noodle Kidoodle, Inc................................        86,000       556,313
  *Norstan, Inc........................................        60,800       685,900
  *Nortek, Inc.........................................        43,200     1,323,000
  North Central Bancshares, Inc........................        38,900       692,906
  *North Face, Inc.....................................       155,700     1,396,434
  Northeast Bancorp....................................        19,000       199,500
  Northland Cranberries, Inc. Class A..................        65,400       590,644
  Northrim Bank........................................           330         3,578
  *Northwest Pipe Co...................................        23,000       395,313
  *Northwestern Steel & Wire Co........................       312,200       380,494
  *Novacare, Inc.......................................       947,400     2,013,225
  *Novametrix Medical Systems, Inc.....................         6,500        28,031
  *Nu Horizons Electronics Corp........................       108,700       672,581
  *Nuevo Energy Co.....................................       225,500     3,438,875
  *Numerex Corp. Class A...............................        66,000       245,438
  *O'Charleys, Inc.....................................         5,000        65,313
  O'Sullivan Corp......................................       173,600     1,540,700
  *O'Sullivan Industries Holdings, Inc.................       219,000     3,640,875
  *O.I. Corp...........................................        48,200       230,456
  *ODS Networks, Inc...................................       124,500       427,969
  *OMI Corp............................................       489,200     1,284,150
  *OMNI Energy Services Corp...........................        45,400       198,625
  *OSI Pharmaceutical, Inc.............................        91,500       503,250
  *OSI Systems, Inc....................................        48,500       260,688
  *OTR Express, Inc....................................        15,000        54,375
  *Oak Technology, Inc.................................       715,500     2,493,070
  Oakwood Homes Corp...................................        27,000       337,500
  *Objective Systems Integrators, Inc..................       360,300     1,030,233
  Ocean Financial Corp.................................       151,300     2,652,478
  *Oceaneering International, Inc......................       259,000     3,998,313
  *Ocwen Financial Corp................................        57,900       503,006
  *Offshore Logistics, Inc.............................       351,700     3,967,616
  Oglebay Norton Co....................................        32,000       782,000
  Ohio Art Co..........................................         3,800        59,375
  Oil-Dri Corp. of America.............................        50,800       781,050
  *Old Dominion Freight Lines, Inc.....................       133,400     1,567,450
  *Olin Corp...........................................        15,000       198,750
  Olsten Corp..........................................       236,800     2,101,600
  *Olympic Steel, Inc..................................       186,000     1,429,875
  *Omega Health System, Inc............................        12,100        91,884
  *Omega Protein Corp..................................        90,000       551,250
  *Omtool, Ltd.........................................       257,000       979,813
  *On Command Corp.....................................        77,300     1,079,784
  *One Price Clothing Stores, Inc......................       125,500       515,727
  *Ontrack Data International, Inc.....................         8,200        38,181
  *Onyx Acceptance Corp................................        91,500       723,422
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Onyx Pharmacueticals, Inc...........................        91,700  $    739,331
  *Opinion Research Corp...............................        43,900       235,963
  *Opta Food Ingredients, Inc..........................       171,600       560,381
  *Opti, Inc...........................................       161,200     1,022,613
  Optical Coating Laboratory, Inc......................        53,200     3,454,675
  *Optical Sensors, Inc................................         6,800         7,438
  *Optika Imaging Systems, Inc.........................       111,500       682,938
  *Option Care, Inc....................................         2,800         6,563
  *Orange Co., Inc.....................................       113,400       581,175
  Oregon Steel Mills, Inc..............................       288,761     3,952,416
  Oregon Trail Financial Corp..........................         9,100       118,016
  *#Oriole Homes Corp. Class A Convertible.............        20,500        39,078
  *Oriole Homes Corp. Class B..........................        29,400        55,125
  *Orleans Homebuilders, Inc...........................        20,100        37,688
  *Oroamerica, Inc.....................................       102,400       784,000
  *Ortel Corp..........................................        41,000       440,750
  *Orthologic Corp.....................................       321,400       858,741
  Oshkosh B'Gosh, Inc. Class A.........................        41,600       821,600
  Oshkosh Truck Corp. Class B..........................        86,400     3,418,200
  *Oshman's Sporting Goods, Inc........................        65,700       172,463
  *Osmonics, Inc.......................................       157,600     1,851,800
  *#Ostex International, Inc...........................       105,600       136,950
  *Outlook Group Corp..................................        45,500       173,469
  *Outsource International, Inc........................        54,400       243,950
  Overseas Shipholding Group, Inc......................       211,600     2,645,000
  Owosso Corp..........................................        98,000       514,500
  Oxford Industries, Inc...............................       107,400     2,980,350
  *P-Com, Inc..........................................        35,900       158,745
  *PAM Transportation Services, Inc....................        44,500       403,281
  *PC Service Source, Inc..............................        85,800       327,113
  *PIA Merchandising Services, Inc.....................        11,500        29,469
  *PLM International, Inc..............................        94,800       568,800
  *PMR Corp............................................        74,100       289,453
  *PPT Vision, Inc.....................................        89,000       422,750
  *PS Group Holdings, Inc..............................        31,500       346,500
  PXRE Corp............................................       216,583     4,033,858
  *Pameco Corp.........................................        61,300       478,906
  Pamrapo Bancorp, Inc.................................        32,300       744,919
  *Pancho's Mexican Buffet, Inc........................        14,600        56,119
  *Panera Bread CO.....................................       205,800     1,440,600
  *Par Technology Corp.................................       135,500       880,750
  *Paragon Trade Brands, Inc...........................       142,500       356,250
  Park Electrochemical Corp............................       100,300     2,400,931
  *Park Place Entertainment Corp.......................       245,900     2,581,950
  *Parker Drilling Co..................................       898,400     2,807,500
  *Park-Ohio Holdings Corp.............................       127,300     2,060,669
  Parkvale Financial Corp..............................        49,925     1,051,545
  *Parlex Corp.........................................        68,000       943,500
  *Parlux Fragrances, Inc..............................       189,800       385,531
  #Patina Oil & Gas Corp...............................       236,126     1,210,146
  Patrick Industries, Inc..............................        68,800       894,400
  *Patterson Energy, Inc...............................       189,700     1,573,917
  *Paul Harris Stores, Inc.............................       119,300       771,722
  Paula Financial, Inc.................................        39,900       342,891
  *#Paul-Son Gaming Corp...............................        22,700       136,909
  *Paxson Communications Corp..........................       528,300     6,834,881
  *Payless Cashways, Inc...............................         4,156         8,572
  *Paymentech, Inc.....................................       645,500    16,177,844
  *Pediatric Services of America, Inc..................        83,900       128,472
  Peerless Manufacturing Co............................        16,000       170,500
  Penford Corp.........................................        70,300       924,884

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Penn National Gaming, Inc...........................         2,500  $     23,359
  *#Penn Traffic Co....................................       116,000        25,520
  *Penn Treaty American Corp...........................        87,600     2,206,425
  Penn Virginia Corp...................................       147,000     2,848,125
  Penn-America Group, Inc..............................       134,000     1,474,000
  Penncorp Financial Group, Inc........................       119,900        67,444
  Pennfed Financial Services, Inc......................       112,200     1,633,913
  *Pentacon, Inc.......................................        75,000       370,313
  *Penwest Pharmaceuticals Company.....................        75,750       662,813
  Peoples Bancor.......................................       350,400     3,646,350
  Peoples Bancshares, Inc. Massachusetts...............        32,400       629,775
  *#Peoples Choice TV Corp.............................       187,000     1,747,281
  *Perceptron, Inc.....................................        86,200       436,388
  *Perini Corp.........................................        59,300       296,500
  *Periphonics Corp....................................        64,500       689,344
  *Perrigo Co..........................................       581,700     5,326,191
  *Personnel Group of America, Inc.....................        73,600       837,200
  *Petco Animal Supplies, Inc..........................       142,100     2,002,722
  *Petrocorp, Inc......................................        95,200       571,200
  *Petroglyph Energy, Inc..............................         6,900        18,759
  *Petroleum Development Corp..........................       168,100       764,330
  *Pharmaceutical Marketing Services, Inc..............        10,400       154,050
  *Pharmaceutical Resources, Inc.......................        37,200       285,975
  *Pharmchem Laboratories, Inc.........................        64,900       168,334
  *Phar-Mor, Inc.......................................       202,200       966,769
  *Phillips (R.H.), Inc................................        15,000        49,219
  Phillips-Van Heusen Corp.............................       458,100     4,008,375
  *Phoenix International Life Sciences, Inc............         7,478        63,097
  *Phoenix International, Ltd..........................        41,750       262,242
  Phoenix Investment Partners, Ltd.....................       470,000     4,611,875
  *Phoenix Technologies, Ltd...........................        88,900       966,788
  *Photo Control Corp..................................         4,200         7,088
  *Photon Dynamics, Inc................................       118,300     1,051,761
  *Phycor, Inc.........................................       274,200     1,923,684
  *Phymatrix Corp......................................       261,200       428,531
  *Physician Reliance Network, Inc.....................       658,000     6,148,188
  Piccadilly Cafeterias, Inc...........................       140,800     1,496,000
  *Pico Holdings, Inc..................................        70,320     1,423,980
  *Picturetel Corp.....................................       739,000     6,535,531
  *Piercing Pagoda, Inc................................         7,600        93,100
  *Pilgrim America Capital Corp........................        64,350     1,278,956
  Pilgrim Pride Corp...................................       406,200     8,403,263
  Pillowtex Corp.......................................       165,900     2,695,875
  Pinnacle Bancshares, Inc.............................         9,800        99,225
  *Pinnacle Global Group, Inc..........................        27,900       170,888
  *Pinnacle Systems, Inc...............................        37,300     1,918,619
  Pioneer Standard Electronics, Inc....................       402,400     3,935,975
  Pitt-Des Moines, Inc.................................        80,000     2,020,000
  Pittston Co. Burlington Group........................       376,900     4,075,231
  *Planar Systems, Inc.................................       141,100     1,137,619
  *#Planet Hollywood, Inc..............................     1,714,900     1,500,538
  *Plasma-Therm, Inc...................................         4,700        14,394
  *Play By Play Toys and Novelties, Inc................        19,300       101,325
  *Players International, Inc..........................       448,900     2,931,878
  *#Pluma, Inc.........................................       121,000        15,125
  Pocahontas Bancorp, Inc..............................         2,600        18,688
  *Polymedica Industries, Inc..........................        96,540       835,674
  *Polymer Group, Inc..................................       615,500     7,539,875
  *Pool Energy Services Co.............................       237,058     3,963,313
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Pope & Talbot, Inc...................................       233,500  $  2,335,000
  *Porta Systems Corp..................................         5,100         9,881
  *Powell Industries, Inc..............................        49,000       486,938
  *Powercerv Corp......................................       191,000       417,813
  *Powerhouse Technologies, Inc........................       168,600     3,113,831
  *Power-One, Inc......................................        10,000       163,438
  *Powertel, Inc.......................................       279,700     6,940,056
  *Praegitzer Industries, Inc..........................        25,600       139,200
  *Precision Response, Corp............................       258,600     1,519,275
  *Premiumwear, Inc....................................        33,100       184,119
  Presidential Life Corp...............................       343,700     6,304,747
  *Price Communications Corp...........................       665,233     9,479,570
  *Pricesmart, Inc.....................................        36,850       930,463
  *Pride International, Inc............................       338,200     3,529,963
  *Primark Corp........................................       109,300     2,957,931
  Prime Bancorp, Inc...................................        51,694     1,392,507
  *Prime Hospitality Corp..............................       326,300     3,405,756
  *Prime Medical Services, Inc.........................       147,000     1,097,906
  Primesource Corp.....................................        67,254       439,253
  *Printronix, Inc.....................................        87,100     1,230,288
  *Priority Healthcare Corp............................        90,360     3,100,478
  *Procurenet, Inc.....................................        22,400             0
  *Procyte Corp........................................        76,300        56,033
  *Programmers Paradise, Inc...........................        67,100       733,906
  Progress Financial Corp..............................        28,665       478,347
  *Progress Software Corp..............................        59,400     1,551,825
  *ProMedCo Management Company.........................       267,200     1,093,850
  *Protection One, Inc.................................        82,000       448,438
  *Protocol Systems, Inc...............................       116,000     1,105,625
  Providence & Worcester Railroad Co...................        19,300       275,025
  *Provident Financial Holdings, Inc...................        46,700       868,328
  *Proxim, Inc.........................................        85,900     3,285,675
  Pulaski Furniture Corp...............................        33,200       693,050
  *Pulsepoint Communications Corp......................         6,250        33,789
  *#Pure World, Inc....................................        79,200       341,550
  *Pyramid Breweries, Inc..............................        86,300       168,555
  *QEP Co., Inc........................................        12,200        93,025
  *QMS, Inc............................................       139,200       617,700
  *Qad, Inc............................................        22,300        77,353
  *Quad Systems Corp...................................        68,000       129,625
  Quaker Chemical Corp.................................        71,600     1,244,050
  *Quaker City Bancorp, Inc............................        63,562     1,064,664
  *Quaker Fabric Corp..................................       183,300       922,228
  *Quality Dining, Inc.................................       198,500       607,906
  *Quality Systems, Inc................................        78,500       456,281
  Quanex Corp..........................................       205,000     5,355,625
  *Quest Diagnostics, Inc..............................       452,200    11,559,363
  *Quidel Corp.........................................        36,000        83,250
  *Quintel Entertainment, Inc..........................        34,000        55,781
  Quipp, Inc...........................................           700         9,625
  Quixote Corp.........................................        80,600     1,057,875
  *R & B, Inc..........................................        87,900       747,150
  *RCM Technologies, Inc...............................        37,300       539,684
  *RDO Equipment Co. Class A...........................        60,900       563,325
  RLI Corp.............................................       117,112     4,355,103
  *RMH Teleservices, Inc...............................        79,700       236,609
  RPC, Inc.............................................       108,900       980,100
  *RTI International Metals, Inc.......................       102,200     1,360,538
  *RTW, Inc............................................       135,000       860,625
  *Radiance Medical Systems, Inc.......................       132,400       372,375
  *Rag Shops, Inc......................................        53,100       129,431

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Railamerica, Inc....................................        92,900  $    899,969
  *Railtex, Inc........................................       168,400     2,336,550
  *Rainbow Technologies, Inc...........................        38,350       382,302
  *Rainforest Cafe, Inc................................       273,500     1,478,609
  *#Rally's Hamburgers, Inc............................        93,600        64,350
  *Ramsay Youth Services, Inc..........................        51,266       299,586
  #Range Resources Corp................................       530,200     2,551,588
  *Rare Hospitality International, Inc.................       133,500     3,053,813
  Raven Industries, Inc................................        12,400       198,400
  *Raytech Corp. DE....................................        27,100        91,463
  *Raytel Med Corp.....................................         9,500        48,984
  *Reading Entertainment, Inc..........................        75,736       598,788
  *Read-Rite Corp......................................       551,400     3,618,563
  *Recoton Corp........................................       190,300     1,900,027
  *Red Roof Inns, Inc..................................        77,500     1,395,000
  *Redhook Ale Brewery, Inc............................        95,600       379,413
  Redwood Empire Bancorp...............................        28,200       726,150
  *Refac Technology Development Corp...................        48,685       340,795
  *Regeneron Pharmaceuticals, Inc......................       403,200     2,866,500
  *Reliability, Inc....................................        76,000       311,125
  Reliance Bancorp, Inc................................         9,100       254,516
  *Relm Wireless Corp..................................        59,254       142,580
  *Remington Oil & Gas Corp............................        19,600        81,463
  *Rental Service Corp.................................         5,400       128,925
  *Rentrak Corp........................................        63,000       250,031
  *Repligen Corp.......................................        30,200        86,825
  *#Reptron Electronics, Inc...........................        83,000       344,969
  Republic Bancorp, Inc................................       142,960     1,836,143
  *Republic Bankshares, Inc............................        26,000       498,875
  *Republic First Bancorp, Inc.........................        30,530       232,791
  Republic Security Financial Corp.....................       228,608     1,907,448
  *Research Partners International, Inc................        75,300       280,022
  Resource America, Inc................................        84,600     1,218,769
  Resource Bancshares Mortgage Group, Inc..............       284,135     2,956,780
  *Response Oncology, Inc..............................       183,889       591,893
  *Rex Stores Corp.....................................        96,100     1,982,063
  *Rexhall Industries, Inc.............................        13,428       135,539
  Richardson Electronics, Ltd..........................        88,900       586,184
  *Riddell Sports, Inc.................................       114,700       344,100
  *#Ride, Inc..........................................       131,800       140,038
  Riggs National Corp..................................       333,200     5,529,038
  *Right Management Consultants, Inc...................        78,300     1,301,738
  *Rightchoice Managed Care, Inc. Class A..............        47,700       572,400
  *Riverside Group, Inc................................         3,200         5,500
  Riverview Bancorp, Inc...............................        55,300       660,144
  *Roadhouse Grill, Inc................................       106,700       716,891
  Roadway Express, Inc.................................        21,600       417,150
  Roanoke Electric Steel Corp..........................       147,600     2,361,600
  *Roberds, Inc........................................        79,700       196,759
  *Roberts Pharmaceutical Corp.........................       243,700     4,630,300
  *Robinson Nugent, Inc................................        53,900       210,547
  *#Robotic Vision Systems, Inc........................       173,800       496,959
  *Rochester Medical Corp..............................        24,000       268,500
  *Rock Bottom Restaurants, Inc........................       109,400       982,891
  *Rock of Ages Co.....................................        38,400       410,400
  *Rockshox, Inc.......................................       202,000       202,000
  Rock-Tenn Co. Class A................................       324,500     4,908,063
  *Rocky Shoes & Boots, Inc............................        62,900       422,609
  *Rofin-Sinar Technologies, Inc.......................        16,500       135,609
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Rogue Wave Software, Inc............................        19,000  $    166,250
  Rollins Truck Leasing Corp...........................       859,900     9,351,413
  Roslyn Bancorp, Inc..................................       272,120     4,906,664
  *Rottlund, Inc.......................................        37,800       189,000
  Rouge Industries, Inc. Class A.......................       220,200     1,926,750
  *Royal Precision, Inc................................        14,150        48,641
  *Rural/Metro Corp....................................        33,200       246,925
  *Rush Enterprises, Inc...............................        49,100       782,531
  Russ Berrie & Co., Inc...............................       200,800     5,158,050
  *Ryans Family Steak Houses, Inc......................       543,400     6,283,063
  Ryland Group, Inc....................................       213,664     5,942,530
  *S&K Famous Brands, Inc..............................       104,700     1,011,009
  *S3, Inc.............................................       645,500     4,336,953
  *SBE, Inc............................................         7,600        39,900
  *SBS Technologies, Inc...............................        40,000       740,000
  SCPIE Holdings, Inc..................................        32,800       934,800
  *SED International Holdings, Inc.....................       104,900       265,528
  *SEMX Corp...........................................        99,400       301,306
  *SGV Bancorp, Inc....................................         9,300       112,181
  *SMC Corp............................................        64,200       333,038
  *SOS Staffing Services, Inc..........................        29,700       180,056
  *SPR, Inc............................................        12,000        80,625
  *SSE Telecom, Inc....................................        68,100        79,805
  *STM Wireless, Inc. Class A..........................        97,800       262,838
  *#SYNC Research, Inc.................................       283,400       141,700
  *Safety 1st, Inc.....................................        65,400       347,438
  *Safety Components International, Inc................        33,100       171,706
  *Salient 3 Communications, Inc. Class A..............        72,900       603,703
  *San Filippo (John B.) & Son, Inc....................        74,800       259,463
  Sanderson Farms, Inc.................................       154,800     2,060,775
  *Sandisk Corp........................................       430,600    13,456,250
  *Sands Regent Casino Hotel...........................        15,492        29,048
  *Santa Cruz Operation, Inc...........................       119,000       702,844
  *Santa Fe Snyder Corp................................        67,000       569,500
  *Saucony, Inc. Class A...............................        19,800       350,831
  *Saucony, Inc. Class B...............................        30,000       508,125
  *Savoir Technology Group, Inc........................       125,300     1,213,844
  *Scan-Optics, Inc....................................       100,700       336,716
  *Scheid Vineyards, Inc...............................         7,900        41,722
  *Schieb (Earl), Inc..................................        70,500       330,469
  *Schlotzskys, Inc....................................        80,800       843,350
  Schnitzer Steel Industries, Inc. Class A.............        65,300       987,663
  *Scholastic Corp.....................................        90,000     4,373,438
  *Schuff Steel Company................................        69,000       426,938
  *Schuler Homes, Inc..................................       332,000     2,407,000
  Schulman (A.), Inc...................................       108,800     1,815,600
  Schultz Sav-O Stores, Inc............................        15,300       252,450
  Schweitzer-Maudoit Int'l, Inc........................        94,700     1,450,094
  *Scios-Nova, Inc.....................................       145,300       524,442
  Scope Industries, Inc................................         7,700       539,000
  Scotsman Industries, Inc.............................        57,300     1,178,231
  *Scott Technologies, Inc.............................        17,700       334,641
  Seaboard Corp........................................           100        26,000
  *Seacoast Financial Services Corp....................       123,869     1,258,045
  *Seacor Smit, Inc....................................        92,300     4,580,388
  *Seattle Filmworks, Inc..............................       215,800       694,606
  *Secom General Corp..................................        11,500        26,234
  *Segue Software, Inc.................................       126,700       803,753
  *Seibels Bruce Group, Inc............................        83,700       408,038

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Seitel, Inc.........................................       104,300  $  1,649,244
  Selas Corp. of America...............................        67,000       393,625
  Selective Insurance Group, Inc.......................       318,300     5,968,125
  *Semitool, Inc.......................................        72,400       617,663
  *Seneca Foods Corp. Class B..........................        10,500       150,938
  *Sensormatic Electronics Corp........................       845,400    11,307,225
  *Sequa Corp. Class A.................................        74,000     4,282,750
  *Sequa Corp. Class B.................................        31,400     2,205,850
  *Sequent Computer Systems, Inc.......................       476,200     6,220,363
  *Service Experts, Inc................................       230,000     4,269,375
  *Service Merchandise Co., Inc........................     1,081,800       439,481
  *#Shaman Pharmaceuticals.............................        35,800         4,296
  *Sharper Image Corp..................................        93,400       846,438
  *Shaw Group, Inc.....................................       134,300     1,754,294
  Shelby Williams Industries, Inc......................        42,100       689,388
  *#Sheldahl, Inc......................................       123,100       742,447
  *Shells Seafood Restaurants, Inc.....................        41,200       181,538
  *Shiloh Industries, Inc..............................       156,300     1,939,097
  *Shoe Carnival, Inc..................................       127,300     2,060,669
  *Sholodge, Inc.......................................        75,000       360,938
  *Shoney's, Inc.......................................       594,304     1,374,328
  *Shopko Stores, Inc..................................       158,200     5,616,100
  *Sierra Health Services, Inc.........................        40,750       621,438
  Sifco Industries, Inc................................        57,400       509,425
  *Sight Resource Corp.................................        96,800       378,125
  *Sigma Designs, Inc..................................        12,300        80,334
  *Sigmatron International, Inc........................        15,300        72,675
  *Signal Technology Corp..............................        79,400       426,775
  *Signature Eyewear, Inc..............................        17,000        65,875
  *Silicon Storage Technology, Inc.....................        61,100       299,772
  *Silicon Valley Group, Inc...........................       437,000     6,036,063
  *Silverleaf Resorts, Inc.............................       143,000     1,108,250
  *Simione Central Holdings, Inc.......................       135,500       362,039
  Simmons First National Corp.
    Class A............................................        41,600     1,398,800
  *Simon Transportation Services, Inc..................        77,600       451,050
  Simpson Industries, Inc..............................       278,500     2,802,406
  *Simula, Inc.........................................        55,800       299,925
  *Sitel Corp..........................................       995,000     2,736,250
  *Sizzler International, Inc..........................       212,700       425,400
  Skaneateles Bancorp, Inc.............................        13,950       340,467
  *SkyePharma P.L.C. ADR...............................         5,867        50,786
  Skyline Corp.........................................       101,600     3,168,650
  Skywest, Inc.........................................       229,200     5,314,575
  Smart & Final Food, Inc..............................       133,600     1,277,550
  *Smartflex Systems, Inc..............................        75,400       325,163
  Smith (A.O.) Corp....................................       207,750     5,063,906
  Smith (A.O.) Corp. Convertible Class A...............        69,750     1,691,438
  *Smithway Motor Express Corp. Class A................        30,500       311,672
  *Sodak Gaming, Inc...................................       222,100     2,040,544
  *Softech, Inc........................................        58,000       134,125
  *#Software Spectrum, Inc.............................        51,900       702,272
  *Sola International, Inc.............................       275,500     4,597,406
  *Sonosight, Inc......................................        33,609       586,057
  *Sound Advice, Inc...................................        22,800        70,894
  South Jersey Industries, Inc.........................       118,377     3,314,556
  *Southern Energy Homes, Inc..........................       165,800       766,825
  *#Southern Pacific Funding Corp......................       120,000        13,200
  *Southwall Technologies, Inc.........................        83,600       265,169
  Southwestern Energy Co...............................       413,900     3,906,181
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Spacehab, Inc.......................................        16,500  $     90,234
  *Spacelabs Medical, Inc..............................       155,400     2,418,413
  Span-American Medical System, Inc....................        25,300       109,897
  Spartan Motors, Inc..................................       267,700     1,547,641
  *Sparton Corp........................................       100,600       622,463
  *Spectran Corp.......................................        76,300       702,198
  *Spectrian Corp......................................        24,100       304,263
  *Spectrum Control, Inc...............................       122,000       754,875
  *SpeedFam-IPEC, Inc..................................       239,447     3,127,776
  *Speizman Industries, Inc............................        37,400       121,550
  *Spiegel, Inc. Class A Non-Voting....................        92,800       681,500
  *Sport Chalet, Inc...................................        42,300       248,513
  *Sport Supply Group, Inc.............................        85,900       901,950
  *#Sport-Haley, Inc...................................        54,900       238,472
  *Sports Authority, Inc...............................       500,000     2,500,000
  *Sports Club Co., Inc................................        69,900       314,550
  *Sportsman's Guide, Inc..............................        79,500       398,742
  St. Francis Capital Corp.............................        92,600     1,831,744
  St. Mary Land & Exploration Co.......................        53,500     1,059,969
  St. Paul Bancorp, Inc................................       214,837     5,572,335
  *#Stac Software, Inc.................................        22,300       131,013
  *Staffmark, Inc......................................        47,000       512,594
  *Stage II Apparel Corp...............................        31,600        61,225
  Standard Commercial Corp.............................       168,180     1,072,148
  *Standard Management Corp............................        83,200       538,200
  *Standard Microsystems Corp..........................       203,300     1,588,281
  Standard Motor Products, Inc. Class A................       142,150     3,384,947
  Standard Pacific Corp. DE............................       391,472     5,138,070
  Standard Products Co.................................       265,900     5,932,894
  *Stanford Telecommunications, Inc....................        21,300       496,556
  *Stanley Furniture, Inc..............................       118,400     2,471,600
  *Star Buffet, Inc....................................         4,500        27,281
  *Star Multi Care Services, Inc.......................        57,100        70,483
  *Starcraft Corp......................................        27,300       106,641
  Starrett (L.S.) Co. Class A..........................        58,400     1,587,750
  *Startec Global Communications Corp..................        11,000        90,063
  *#Starter Corp.......................................       237,200       296,500
  *Station Casinos, Inc................................       473,600     8,199,200
  Steel Technologies, Inc..............................       182,500     1,636,797
  Stepan Co............................................       107,600     2,656,375
  Stephan Co...........................................        50,600       246,675
  Sterling Bancorp.....................................        63,500     1,301,750
  *Sterling Financial Corp. WA.........................        88,280     1,329,718
  Stewart & Stevenson Services, Inc....................       300,300     3,331,453
  Stewart Information Services Corp....................       138,000     2,682,375
  Stifel Financial Corp................................        81,072       775,251
  *Stimsonite Corp.....................................        62,200       623,944
  Stone & Webster, Inc.................................       138,700     3,398,150
  *Storage Computer Corp...............................        16,500        33,000
  *Stormedia, Inc. Class A.............................       136,200           136
  *#Stratasys, Inc.....................................        32,700       122,625
  *Strategic Diagnostics, Inc..........................        45,000       178,594
  *Strategic Distribution, Inc.........................       619,100     1,441,342
  *Stratus Properties, Inc.............................       156,200       732,188
  *Strawbridge and Clothier Liquidating Trust..........        71,881        15,994
  Stride Rite Corp.....................................       185,500     1,936,156
  *Strouds, Inc........................................       136,000       229,500
  *Stuart Entertainment, Inc...........................        55,100        11,020
  *Suburban Lodges of America, Inc.....................       170,200     1,143,531

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Success Bancshares, Inc.............................         5,400  $     58,725
  *Successories, Inc...................................       130,500       407,813
  *Summit Technology, Inc..............................        12,000       236,625
  *#Sun Healthcare Group, Inc..........................       551,900       620,888
  *Sun Television and Appliances, Inc..................       206,300         2,888
  *#Sunbeam Corp.......................................        15,000       105,938
  *Sundance Homes, Inc.................................        40,500        27,844
  *Sunrise Medical, Inc................................       323,500     2,689,094
  *Sunrise Resources, Inc..............................        86,900       355,747
  Superior Surgical Manufacturing Co., Inc.............       105,900     1,429,650
  *Suprema Specialties, Inc............................        50,500       310,891
  *Supreme International Corp..........................        77,850       839,320
  *Surety Capital Corp.................................        66,400        99,600
  Susquehanna Bancshares, Inc..........................       219,072     3,984,372
  *Swift Energy Corp...................................       200,800     2,597,850
  *Swiss Army Brands, Inc..............................        87,300       722,953
  *Sybase, Inc.........................................       155,000     1,506,406
  *Sybron Chemicals, Inc...............................         1,600        31,100
  *Sylvan, Inc.........................................       104,000     1,183,000
  *Symix Systems, Inc..................................         3,600        40,388
  *Symmetricom, Inc....................................       235,700     1,487,856
  *Symons International Group, Inc.....................        30,300       144,872
  *Syms Corp...........................................       192,700     1,529,556
  Synalloy Corp. DE....................................        76,900       634,425
  *Synbiotics Corp.....................................        97,400       371,338
  *Syncor International Corp. DE.......................       100,300     3,397,663
  *Syntellect, Inc.....................................       218,100       340,781
  *Synthetic Industries, Inc...........................       136,000     3,055,750
  *Syntroleum Corp.....................................        67,150       491,034
  *Sypris Solutions, Inc...............................        26,250       237,891
  *TBA Entertainment Corp..............................       138,000       608,063
  *TBC Corp............................................       386,900     2,744,572
  TCBY Enterprises, Inc................................       200,966     1,331,400
  *TCC Industries, Inc.................................        24,800         2,635
  *TCI International, Inc..............................        27,600        80,213
  *TCSI Corp...........................................       383,100       999,652
  *TEAM America Corp...................................         1,600         7,550
  TF Financial Corp....................................        32,100       658,050
  *#TII Industries, Inc................................        85,800       155,513
  TJ International, Inc................................       112,300     3,046,138
  *TRC Companies, Inc..................................        86,450       437,653
  *TRM Copy Centers Corp...............................        81,500       504,281
  *TST/Impreso, Inc....................................         6,500        31,688
  Tab Products Co. DE..................................        56,800       369,200
  *Taco Cabana, Inc....................................       181,400     1,921,706
  Talbots, Inc.........................................       154,300     4,899,025
  *Tandy Brand Accessories, Inc........................        12,600       200,419
  *Tandy Crafts, Inc...................................       157,200       530,550
  Tasty Baking Co......................................         3,000        37,500
  Team, Inc............................................        73,600       248,400
  *#Technical Chemicals & Products, Inc................       198,000       244,406
  *Technical Communications Corp.......................         6,300        16,734
  *Technology Research Corp............................        61,000        65,766
  *Tech-Sym Corp.......................................        76,000     1,667,250
  *Tegal Corp..........................................       179,000       620,906
  *Telcom Semiconductor, Inc...........................         1,000         5,719
  Telxon Corp..........................................       189,700     1,985,922
  *Temtex Industries, Inc..............................        35,700        88,134
  Terra Industries, Inc................................     1,472,300     5,797,181
  *Tesoro Petroleum Corp...............................       649,700     7,674,581
  *Tesseract Group, Inc................................       111,100       378,434
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Tetra Technologies, Inc.............................       257,400  $  2,187,900
  Texas Industries, Inc................................        95,662     3,479,705
  *Texas Micro, Inc....................................       137,700       873,534
  *Texfi Industries, Inc...............................         4,800           525
  *Thermedics, Inc.....................................        15,500       133,688
  *Thermo Bioanalysis Corp.............................        31,600       576,700
  *Thermo Ecotek Corp..................................        38,000       403,750
  *Thermo Power Corp...................................        98,800     1,142,375
  *Thermo Sentron, Inc.................................       135,500     1,795,375
  *Thermo Terratech, Inc...............................       130,000       747,500
  *ThermoQuest Corp....................................        85,700     1,092,675
  Thermoretec Corp.....................................       118,100       487,163
  *Thermospectra Corp..................................        30,400       469,300
  *Thermotrex Corp.....................................        26,300       215,331
  *Thomas Group, Inc...................................        40,400       358,550
  Thomas Industries, Inc...............................       133,850     2,710,463
  Thomaston Mills, Inc.................................        34,800       105,488
  Thor Industries, Inc.................................         3,900       102,619
  *#Thorn Apple Valley, Inc............................        82,215       138,738
  *#Thrustmaster, Inc..................................        63,100     1,555,809
  *Tipperary Corp......................................       129,200       218,025
  *Titan Corp..........................................        36,430       289,163
  Titan International, Inc.............................       250,000     2,343,750
  Titanium Metals Corp.................................       470,500     3,293,500
  *Today's Man, Inc....................................        94,500       121,078
  *Todd Shipyards Corp.................................       114,200       613,825
  Todd-AO Corp. Class A................................         3,740        26,531
  *Toddhunter International, Inc.......................        76,000       627,000
  *Tokheim Corp........................................       250,300     2,471,713
  *Topps, Inc..........................................        36,400       230,913
  Toro Co..............................................        84,300     2,829,319
  *Total Entertainment Restaurant Corp.................        16,500        51,563
  *Tower Air, Inc......................................       166,400       426,400
  *Track 'n Trail, Inc.................................        12,900        26,203
  *Tractor Supply Co...................................        30,100       893,594
  *Trailer Bridge, Inc.................................        84,000       213,938
  *Trak Auto Corp......................................        40,200       346,725
  *#Trans World Airlines, Inc..........................       638,300     3,311,181
  *Transact Technologies, Inc..........................        10,900        49,731
  *Transcend Services, Inc.............................        20,100        29,522
  *Transcoastal Marine Services, Inc...................       115,900       503,441
  *Transfinancial Holdings, Inc........................        68,700       309,150
  *Transmation, Inc....................................        60,000       215,625
  *Transmedia Network, Inc.............................        26,700       100,125
  Transport Lux Corp...................................         2,546        19,732
  Transpro, Inc........................................        13,000        69,063
  Transtechnology Corp.................................        76,500     1,491,750
  *Transworld Healthcare, Inc..........................       169,300       666,619
  *#Travel Ports of America, Inc.......................        71,478       300,431
  Tremont Corp. DE.....................................        68,133     1,328,594
  *Trend-Lines, Inc. Class A...........................        70,900       163,956
  Trenwick Group, Inc..................................        48,000     1,491,000
  *Trex Medical Corp...................................        38,500       247,844
  *Trico Marine Services, Inc..........................       227,200     1,625,900
  *Trident Microsystems, Inc...........................       150,300     1,023,919
  *Tridex Corp.........................................        71,900       195,478
  Trigen Energy Corp...................................       196,700     3,208,669
  *Trimark Holdings, Inc...............................        30,300       167,597
  Trion, Inc...........................................        47,600       200,813
  *Triple S Plastics, Inc..............................        30,500       159,172
  *Tripos, Inc.........................................        44,266       348,595
  *Trism, Inc..........................................        64,800        50,625

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Triumph Group.......................................        83,300  $  2,551,063
  *#Trump Hotels & Casino Resorts, Inc.................       366,800     1,948,625
  *Tuboscope Vetco International, Inc..................       295,200     3,948,300
  *Tultex Corp.........................................       323,307       242,480
  *Turner Corp.........................................        61,998     1,077,215
  Twin Disc, Inc.......................................        33,600       638,400
  *Tyler Technologies, Inc.............................       183,800     1,102,800
  U.S. Bancorp, Inc....................................       120,900     1,881,506
  *#U.S. Diagnostic, Inc...............................       280,000       415,625
  *U.S. Office Products, Co............................       337,200     1,754,494
  *U.S. Vision, Inc....................................        47,000       234,266
  *URS Corp............................................        53,702     1,322,412
  *US Can Corp.........................................       214,100     3,827,038
  *US Xpress Enterprises, Inc. Class A.................        87,290     1,047,480
  *USData Corp.........................................         6,750        24,047
  *UTI Energy Corp.....................................       144,300     2,074,313
  *#Ugly Duckling Corp.................................       147,100     1,107,847
  *Ultimate Electronics, Inc...........................       133,200     1,918,913
  *Ultradata Corp......................................        25,000       174,219
  *#Ultrafem, Inc......................................       114,000         3,990
  *Ultrak, Inc.........................................       164,300     1,073,084
  *Ultralife Batteries, Inc............................       140,400       636,188
  *Ultratech Stepper, Inc..............................       238,600     3,116,713
  *#Unapix Entertainment, Inc..........................        13,700        41,100
  Unico American Corp..................................        47,900       511,931
  *UniComp, Inc........................................         8,100        48,094
  Unifirst Corp........................................       153,300     2,759,400
  *Unimark Group, Inc..................................       126,600       449,034
  *Uni-Marts, Inc......................................       103,200       206,400
  *Union Acceptance Corp. Class A......................        51,400       353,375
  *Unique Casual Restaurants, Inc......................       129,500       509,906
  *Uniroyal Technology Corp............................       163,600     1,549,088
  Unisource Worldwide, Inc.............................     1,291,600    15,176,300
  *Unit Corp...........................................       298,700     1,773,531
  *United American Healthcare Corp.,...................        80,200       110,275
  United Bankshares, Inc. WV...........................        14,000       371,438
  #United Companies Financial Corp.....................       521,300        57,343
  United Fire Casualty Co..............................        18,750       483,398
  United Industrial Corp...............................       200,600     2,306,900
  United National Bancorp..............................        11,163       253,609
  *#United Retail Group, Inc...........................       150,600     2,174,288
  *United States Energy Corp...........................        27,600       107,813
  *United States Home Corp.............................       148,100     5,109,450
  *United States Homecare Corp.........................         3,400            68
  United Wisconsin Services, Inc.......................       244,800     1,683,000
  *Unitel Video, Inc...................................        29,500        40,563
  *Universal American Financial Corp...................        54,600       191,100
  *Universal Electronics, Inc..........................        63,900     1,585,519
  *#Universal International, Inc.......................        34,600        89,744
  *Universal Stainless & Alloy Products, Inc...........        22,900       137,400
  *Universal Standard Medical Labs, Inc................        64,100        20,031
  *Uno Restaurant Corp.................................       103,100       805,469
  *Urocor, Inc.........................................       133,700       735,350
  *Urogen Corp. (Restricted)...........................        14,500         3,897
  *Urologix, Inc.......................................       182,400       552,900
  *Uroquest Medical Corp...............................        40,900        65,184
  *Utilx Corp..........................................        81,600       265,200
  *VLSI Technology, Inc................................       189,100     3,953,372
  *VTEL Corp...........................................       359,900     1,777,006
  *VWR Scientific Products Corp........................       138,500     3,955,906
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Valence Technology, Inc.............................        74,700  $    557,916
  *Vallen Corp.........................................       114,300     1,871,663
  Valmont Industries, Inc..............................        76,000     1,244,500
  *Value City Department Stores, Inc...................       416,600     3,983,738
  Value Line, Inc......................................         1,500        56,063
  *Valuevision International, Inc.
    Class A............................................       302,300     4,610,075
  *Vans, Inc...........................................       147,700     1,606,238
  *#Vari L Co., Inc....................................       108,000       816,750
  *Variflex, Inc.......................................        65,500       315,219
  Varlen Corp..........................................       126,071     4,767,060
  *Vectra Technologies, Inc............................        58,100         1,307
  *Venator Group, Inc..................................       923,000    10,095,313
  *Vencor, Inc.........................................        40,000        27,500
  *Venture Stores, Inc.................................       266,179         3,327
  *Verilink Corp.......................................       234,400       769,125
  *Veritas DGC, Inc....................................        51,000       930,750
  *Verity, Inc.........................................        50,000     1,648,438
  Vermont Financial Services Corp......................       120,600     3,776,288
  *Versar, Inc.........................................         1,300         2,925
  *Vertex Communications Corp..........................        56,000       829,500
  Vesta Insurance Group, Inc...........................        79,500       402,469
  *Vestcom Int'l, Inc..................................        98,800       574,275
  *Veterinary Centers of America, Inc..................       237,500     3,302,734
  *Viagrafix Corp......................................        49,000       301,656
  *Viasoft, Inc........................................        90,400       353,125
  *Vicon Industries, Inc...............................        42,500       390,469
  *Vicorp Restaurants, Inc.............................       110,200     1,804,525
  *Video Display Corp..................................        44,400       209,513
  *Video Services Corp.................................        27,000        59,063
  *Video Update, Inc...................................        56,600        50,409
  *Videonics, Inc......................................        58,000        54,375
  *Viisage Technology, Inc.............................        11,000        14,438
  Vintage Petroleum, Inc...............................       529,200     5,953,500
  Virco Manufacturing Corp.............................       112,635     2,168,224
  *Virtualfund.Com, Inc................................        27,800        44,306
  Vital Signs, Inc.....................................       194,000     3,722,375
  *Vivid Technologies, Inc.............................        25,800        78,206
  *Volt Information Sciences, Inc......................         5,100        87,975
  Vulcan International Corp............................        12,200       451,400
  WFS Financial, Inc...................................       261,800     3,076,150
  *#WHX Corp...........................................       372,500     2,793,750
  WICOR, Inc...........................................        68,500     1,746,750
  *WLR Foods, Inc......................................       199,006     1,523,640
  *WPI Group, Inc......................................       117,600       463,050
  Wabash National Corp.................................        50,000       953,125
  #Wackenhut Corp. Class A.............................        32,700       752,100
  Wackenhut Corp. Class B Non-Voting...................        44,600       855,763
  *Walbro Corp.........................................       115,752     2,257,164
  *Walker Interactive Systems, Inc.....................       199,300       678,866
  *Wall Data, Inc......................................       121,700     1,228,409
  *Wall Street Deli, Inc...............................        39,700       161,281
  *Warrantech Corp.....................................       227,000       769,672
  Warren Bancorp, Inc..................................        72,000       585,000
  *Washington Homes, Inc...............................       104,000       819,000
  Washington Savings Bank FSB Waldorf, MD..............        23,500        94,000
  *Waterlink, Inc......................................       225,000       914,063
  Watkins-Johnson Co...................................       113,000     2,796,750
  Watts Industries, Inc. Class A.......................       287,400     4,867,838
  Webb (Del) Corp......................................       311,188     7,001,730

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Webco Industries, Inc...............................        90,500  $    486,438
  Webster Financial Corp...............................        10,997       318,913
  *Weirton Steel Corp..................................       468,700     1,113,163
  Wellco Enterprises, Inc..............................         4,800        45,000
  Wellman, Inc.........................................       530,100     7,222,613
  *#Wells-Gardner Electronics Corp.....................        47,985       140,956
  Werner Enterprises, Inc..............................       273,225     5,251,043
  Wesbanco, Inc........................................        24,600       721,088
  *West Coast Entertainment Corp.......................       136,500        54,941
  *West Marine, Inc....................................        60,300       772,594
  West Pharmaceutical Services, Inc....................       161,800     5,551,763
  Westcorp, Inc........................................       408,356     3,802,815
  Westerfed Financial Corp.............................        69,900     1,177,378
  *Western Beef, Inc...................................        57,400       365,925
  Western Ohio Financial Corp..........................        14,500       371,563
  *Weston (Roy F.), Inc. Class A.......................        87,200       258,875
  Weyco Group, Inc.....................................         2,400        56,400
  Whitney Holdings Corp................................        85,400     3,461,369
  *Whittaker Corp......................................        83,400     2,241,375
  *Wickes Lumber Co....................................        96,600       498,094
  *Williams Clayton Energy, Inc........................       122,000       796,813
  *#Wilshire Financial Services Group, Inc.............       161,700        58,111
  *Wilshire Oil Co. of Texas...........................       108,514       447,620
  *Windmere Corp.......................................        51,900       681,188
  Winnebago Industries, Inc............................       224,100     3,697,650
  Wiser Oil Co.........................................       100,175       325,569
  Wolf (Howard B.), Inc................................         5,000        20,313
  Wolohan Lumber Co....................................        74,478       926,320
  *Wolverine Tube, Inc.................................       166,600     3,967,163
  Wolverine World Wide, Inc............................        72,500       978,750
  Woodhead Industries, Inc.............................       141,600     1,787,700
  *Woodward Governor Co................................         7,900       197,253
  *Workgroup Technology Corp...........................        91,600       168,888
  World Fuel Services Corp.............................        50,000       646,875
  *Worldtex, Inc.......................................       242,700       652,256
  Worthington Foods, Inc...............................         8,554       125,904
  *Wyant Corp..........................................           800         2,275
  *Xetel Corp..........................................       131,500       369,844
  *Xicor, Inc..........................................       205,800       295,838
  *Xtra Corp...........................................        53,650     2,387,425
  Yankee Energy Systems, Inc...........................       114,900     3,626,531
  Yardville National Bancorp...........................        47,970       596,627
  *Yellow Corp.........................................       304,000     5,168,000
  York Financial Corp..................................       101,524     1,548,241
  York Group, Inc......................................           200         1,531
  *York Research Corp..................................         3,800        23,869
  *Zaring National Corp................................        46,000       385,250
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Zemex Corp..........................................       108,658  $    679,113
  Zenith National Insurance Corp.......................       188,700     4,292,925
  Ziegler Co., Inc.....................................         7,700       141,488
  *Zing Technologies, Inc..............................        29,800       243,988
  *Zoll Medical Corp...................................        91,000     1,123,281
  *#Zoltek Companies, Inc..............................        31,400       244,331
  *Zygo Corp...........................................        62,800       498,475
  *Zymetx, Inc.........................................        15,000        30,938
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,510,463,843)................................                2,638,302,625
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Arch Communications Warrants 09/01/03...............       496,757             0
  *Ascent Assurance, Inc. Warrants 01/01/04............         1,184             0
  *CSF Holdings, Inc. Litigation Rights 12/30/99.......        40,500             0
  *Herley Industries, Inc. Warrants 01/05/02...........           400           988
  *National Mercantile Bancorp Warrants 06/02/99.......           165             0
  *Skyepharma P.L.C. Contingent Payment Rights.........        55,300             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $800)..........................................                         988
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (3.2%)
  Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
    06/01/99 (Collateralized by U.S. Treasury Notes
    6.875%, 05/15/06,
    valued at $87,842,200) to be repurchased at
    $86,586,233. (Cost $86,542,000)....................  $    86,542     86,542,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,597,006,643)++..............................                $2,724,845,613
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       THE U.S. 6-10 SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
UNITED STATES -- (98.1%)
COMMON STOCKS -- (98.1%)
 *1-800 CONTACTS, Inc..................................           800  $     17,750
 *3-D Systems Corp.....................................        10,400        58,825
 *3D0 Co...............................................        23,200       121,075
 *3Dfx Interactive, Inc................................        17,943       346,524
 *4Front Software International, Inc...................         9,500        95,594
 *#7Th Level, Inc......................................        22,100       130,528
 *800-Jr Cigar, Inc....................................        10,400        95,225
 *8X8, Inc.............................................        13,500        62,859
 *#A Consulting Team, Inc..............................         4,400        35,750
 *A.C. Moore Arts & Crafts, Inc........................         2,000        13,500
 *AAON, Inc............................................         5,600        59,325
 AAR Corp..............................................        22,000       434,500
 ABC Bancorp...........................................         5,125        71,750
 *ABC Rail Products Corp...............................         8,100       118,209
 ABM Industries, Inc...................................        15,600       426,075
 *ABR Information Services, Inc........................        28,700       725,572
 *ACSYS, Inc...........................................         2,500        10,078
 *ACT Manufacturing, Inc...............................         7,300       103,569
 *ACT Networks, Inc....................................         9,400       189,762
 *ACX Technologies, Inc................................        27,600       343,275
 *ADE Corp.............................................        11,800       114,681
 *AEP Industries, Inc..................................         6,500       245,781
 *AFC Cable Systems, Inc...............................        11,125       381,727
 *AG Services America, Inc.............................         4,700        83,425
 *AMC Entertainment, Inc...............................        17,500       297,500
 *AML Communications, Inc..............................         5,600         8,487
 *AMX Corp.............................................         8,000        85,250
 *APAC Teleservices, Inc...............................        46,500       172,922
 *ARI Network Services, Inc............................         1,700         6,481
 *ARIS Corp............................................         2,100        18,047
 *ARV Assisted Living, Inc.............................        15,700        60,837
 ASB Financial Corp....................................         1,000        11,500
 *ASV, Inc.............................................         3,750        73,008
 *ATMI, Inc............................................        19,400       425,587
 *ATS Medical, Inc.....................................        15,700       120,694
 *AVT Corporation......................................        12,500       417,969
 #Aames Financial Corp.................................        30,975        44,527
 Aaron Rents, Inc. Class A.............................         1,500        24,000
 Aaron Rents, Inc. Class B.............................        14,400       273,600
 *Aavid Thermal Technologies, Inc......................         7,400       148,000
 *Abacus Direct Corp...................................         7,800       571,594
 *Abaxis, Inc..........................................        12,300        26,522
 Abington Bancorp, Inc.................................         3,800        54,744
 *Abiomed, Inc.........................................         7,000       112,437
 *#Able Telcom Holding Corp............................         9,000        65,531
 Abrams Industries, Inc................................           200           787
 *Abraxas Petroleum Corp...............................         4,200         8,925
 *#Acacia Research Corp................................         9,100        46,353
 *Accel International Corp.............................         6,000        12,187
 *Accelr8 Technology Corp..............................         6,500        17,672
 *Acceptance Insurance Companies, Inc..................        13,100       205,506
 *Acclaim Entertainment, Inc...........................        51,700       333,627
 *Ace Cash Express, Inc................................         8,800       129,800
 *Ace Comm Corp........................................         8,900        34,209

                                                               SHARES        VALUE+
                                                         ------------  ------------

 Aceto Corp............................................         5,900  $     69,325
 Ackerley Group, Inc...................................        19,400       366,175
 *Acme Electric Corp...................................         3,000        16,312
 *Acme Metals, Inc.....................................        11,000         3,355
 *Acme United Corp.....................................         1,300         2,600
 *Acorn Products, Inc..................................         5,300        28,156
 *Actel Corp...........................................        19,100       245,912
 *#Action Performance Companies, Inc...................        14,600       555,712
 *Active Apparel Group, Inc............................         1,500         4,031
 *Active Voice Corp....................................         3,300        45,375
 *Activision, Inc......................................        22,100       296,278
 *#Actrade International, Ltd..........................         7,400        96,894
 *Acuson Corp..........................................        28,000       434,000
 *Adac Laboratories....................................        20,066       159,901
 *#Adam Software, Inc..................................         4,400        72,050
 Adams Resources & Energy, Inc.........................         3,100        24,025
 *Adaptive Broadband Corp..............................        15,000       237,187
 *Adept Technology, Inc................................         6,800        49,512
 *Adflex Solutions, Inc................................         7,900        18,022
 *Administaff, Inc.....................................        13,100       209,600
 *Adrien Arpel, Inc....................................         4,500           647
 *Advance Lighting Technologies, Inc...................        18,100       129,811
 *Advance Paradigm, Inc................................         9,300       449,306
 *#Advanced Aerodynamics & Structures, Inc.............         5,000        17,031
 *Advanced Communications Group, Inc...................        15,900       159,994
 *Advanced Communications Systems, Inc.................         5,100        61,837
 *Advanced Digital Information Corp....................         8,800       238,425
 *Advanced Energy Industries, Inc......................        20,300       503,694
 *Advanced Fibre Communications........................        25,000       260,156
 *#Advanced Health Corp................................         9,000        41,203
 *Advanced Magnetics, Inc..............................         6,000        23,250
 Advanced Marketing Services, Inc......................         7,650       120,009
 *Advanced Materials Group, Inc........................           237           204
 *Advanced Neuromodulation Systems, Inc................         6,700        45,644
 *Advanced Polymer Systems, Inc........................        17,800        89,556
 *Advanced Radio Telecom Corp..........................        24,800       279,000
 *Advanced Technical Products, Inc.....................           500         6,625
 *#Advanced Tissue Sciences, Inc.......................        37,200       142,987
 Advanta Corp. Class A.................................         9,300       161,297
 Advanta Corp. Class B Non-Voting......................        14,900       209,066
 *Advantica Restaurant Group, Inc......................        48,400       223,094
 *Advent Software, Inc.................................         6,000       418,125
 Advest Group, Inc.....................................         7,200       150,300
 *Advo, Inc............................................        20,400       404,175
 *Advocat, Inc.........................................         5,200        10,725
 *Aegis Communications Group...........................        18,300        19,730
 *Aehr Test Systems....................................         5,500        21,828
 *#Aerial Communications, Inc..........................        26,200       286,562
 *Aeroflex, Inc........................................        15,600       227,175
 *Aerosonic Corp. DE...................................         3,200        44,800
 *Aerovox, Inc.........................................         4,200         9,975
 *Aetrium, Inc.........................................         7,400        57,581
 *Aftermarket Technology Corp..........................        18,000       196,875

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Ag-Chem Equipment Co., Inc...........................         7,600  $     86,450
 Agco Corp.............................................        47,100       547,537
 *#Agribiotech, Inc....................................        39,200       251,737
 *Agribrands International, Inc........................         4,000       139,750
 *#Agritope, Inc.......................................         2,040         3,315
 Air Express International Corp........................        23,875       599,859
 *Air Methods Corp.....................................         8,300        17,897
 *Airgas, Inc..........................................        18,300       209,306
 *Airnet Systems, Inc..................................        11,300       119,356
 *Airtran Holdings, Inc................................        62,700       295,866
 *Akorn, Inc...........................................        16,000        74,500
 *Aksys, Ltd...........................................        10,100        49,711
 Alabama National Bancorporation.......................        10,300       248,166
 Alamo Group, Inc......................................         8,700        79,931
 *Alaris Medical, Inc..................................        63,200       313,037
 *Albany International Corp. Class A...................        32,259       756,070
 Alba-Waldensian, Inc..................................           900        23,512
 *Alcide Corp..........................................         2,300        43,556
 *Aldila, Inc..........................................        13,900        27,366
 *Alexion Pharmaceuticals, Inc.........................        12,100       116,462
 Alfa Corp.............................................        28,500       483,609
 *#Algos Pharmaceutical Corp...........................        17,000       377,187
 Alico, Inc............................................         6,300       101,587
 *Align-Rite International, Inc........................         2,800        36,400
 *Alkermes, Inc........................................        21,100       519,587
 *All American Semiconductor, Inc......................         7,100         5,436
 *Allcity Insurance Co.................................           200         1,825
 Allen Organ Co. Class B...............................           200         7,200
 *Allen Telecom, Inc...................................        27,400       285,987
 Alliance Bancorp......................................        11,455       279,574
 *Alliance Gaming Corp.................................         8,265        33,318
 *Alliance Pharmaceuticals Corp........................        30,900        90,769
 *Alliance Semiconductor Corp..........................        41,500       198,422
 *Allied Healthcare Products, Inc......................         6,700        13,191
 *Allied Holdings, Inc.................................         5,900        42,037
 Allied Products Corp..................................        10,650        55,247
 *Allied Research Corp.................................         4,300        30,369
 *Allin Communications Corp............................         5,000        13,437
 *#Allou Health & Beauty Care, Inc. Class A............         3,700        26,131
 *Allstate Financial Corp..............................         1,600        10,225
 *Alltrista Corp.......................................         4,653       127,376
 *Alpha Industries, Inc................................        14,400       501,750
 *Alpha Microsystems, Inc..............................        10,100        76,066
 *Alpha Technologies Group, Inc........................         5,200        19,012
 *Alphanet Solutions, Inc..............................         5,800        23,019
 *Alpine Group, Inc....................................        15,736       253,743
 *#Alta Gold Co........................................        17,400         8,700
 *Alteon, Inc..........................................        16,200        12,909
 *Alternative Resources Corp...........................        14,300       109,484
 *#Alterra Healthcare Corp.............................        19,700       241,325
 *#Alydaar Software Corp...............................         8,500        31,875
 *#Alyn Corp...........................................         9,000        20,391
 Ambanc Holding Co., Inc...............................         8,300       144,472
 *Ambassadors, Inc.....................................           700         9,975
 Amcast Industrial Corp................................         8,300       139,544
 Amcol International Corp..............................        25,500       361,781
 Amcore Financial, Inc.................................        26,175       552,947
 *Amedisys, Inc........................................         1,400         3,106
 *Amerco, Inc..........................................        18,100       447,975
 *America Online, Inc..................................         1,135       135,522
 *America Services Group, Inc..........................         3,200        38,200
                                                               SHARES        VALUE+
                                                         ------------  ------------

 American Bancorporation Ohio..........................           400  $      7,700
 American Bank of Connecticut..........................         3,200        67,200
 *#American Banknote Corp..............................        19,800         7,425
 American Biltrite, Inc................................         1,900        38,950
 American Business Products, Inc.......................        14,100       224,719
 *American Claims Evaluation, Inc......................         1,000         2,000
 *American Classic Voyages Co..........................        14,300       251,144
 *American Coin Merchandising, Inc.....................         5,200        37,375
 *American Ecology Corp................................         5,250        14,766
 *American Freightways Corp............................        31,600       553,987
 *American Healthcorp, Inc.............................         6,400        52,400
 American Heritage Life Investment Corp................        25,100       583,575
 *American Homepatient, Inc............................        15,000        29,766
 *American Homestar Corp...............................        17,530       128,188
 *American Indemnity Financial Corp....................           800        11,025
 *#American International Petroleum Corp...............        35,800        38,597
 *American Italian Pasta CO............................        16,200       445,500
 *American Medical Electronics, Inc. (Escrow-Bonus)....         4,400             0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................         4,400             0
 American Medical Security Group, Inc..................        13,600       126,650
 *#American Mobile Satellite Corp......................        28,300       400,622
 *American Oncology Resources, Inc.....................        34,200       347,344
 *American Pacific Corp................................         7,400        60,125
 *American Pad & Paper Co..............................        25,000        58,594
 *American Physician Partners, Inc.....................        16,000        97,500
 *American Physicians Services Group, Inc..............         2,200         7,906
 *American Precision Industries, Inc...................         7,300        82,581
 *American Retirement Corp.............................        17,000       287,937
 *American Science & Engineering, Inc..................         6,500        59,312
 *American Shared Hospital Services....................           600         1,725
 *American Software, Inc. Class A......................        17,900        52,022
 American States Water Company.........................         6,300       168,131
 *American Superconductor Corp.........................        18,300       232,181
 *American Technical Ceramics Corp.....................         3,500        23,844
 *#American Wagering, Inc..............................         6,900        40,106
 American Woodmark Corp................................         6,260       233,967
 Americana Bancorp, Inc................................         1,760        27,885
 *Amerihost Properties, Inc............................         4,200        15,947
 *AmeriLink Corp.......................................         2,900        42,412
 *Amerin Corp..........................................        24,800       664,950
 *Ameripath, Inc.......................................        16,900       153,420
 *#Ameristar Casinos, Inc..............................        18,300        64,622
 Ameron, Inc...........................................         3,600       155,025
 Amerus Life Holdings, Inc. Class A....................         4,044       104,386
 *Ames Department Stores, Inc..........................        20,400       835,762
 Ametek, Inc...........................................         1,100        25,231
 *Amistar Corp.........................................         1,600         3,100
 Ampco-Pittsburgh Corp.................................        11,900       148,750
 *Ampex Corp. Class A..................................        36,400       161,525
 *Amphenol Corp........................................        13,900       522,987
 Amplicon, Inc.........................................         4,100        56,119
 *Amrep Corp...........................................         4,600        26,306
 *Amresco, Inc.........................................        45,600       310,650
 *Amsurg Corp. Class A.................................           589         3,902
 *Amsurg Corp. Class B.................................         3,800        25,412
 *Amtran, Inc..........................................        11,700       274,950

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Amwest Insurance Group, Inc...........................         1,694  $     17,363
 *Amylin Pharmaceuticals, Inc..........................        33,500        43,445
 *Anadigics, Inc.......................................        13,250       328,766
 Analogic Corp.........................................        10,900       355,272
 *Analogy, Inc.........................................         8,600        24,994
 *Analysis & Technology, Inc...........................         1,200        30,675
 Analysts International Corp...........................        22,500       358,594
 *#Analytical Surveys, Inc.............................         6,100       147,925
 *Anaren Microwave, Inc................................         4,400        95,837
 Anchor Bancorp Wisconsin, Inc.........................        16,000       265,500
 *Anchor Gaming, Inc...................................         5,300       237,672
 Andean Development Corp...............................         2,000         2,062
 Andersons, Inc........................................         8,200       106,087
 Andover Bancorp, Inc. DE..............................         5,900       174,787
 *Andrea Electronics Corp..............................        10,000        69,375
 *Anesta Corp..........................................        10,500       187,031
 *#Angeion Corp........................................         2,420         4,878
 *Anicom, Inc..........................................        23,600       217,562
 *Anika Therapeutics, Inc..............................         3,900        20,902
 *Anixter International, Inc...........................        12,000       212,250
 *Ansoft Corp..........................................        11,400        89,775
 *Ansys, Inc...........................................        12,600       114,187
 *Antec Corp...........................................         9,850       288,420
 *Apex PC Solutions, Inc...............................        15,000       269,062
 *#Aphton Corp.........................................        12,800       145,600
 Apogee Enterprises, Inc...............................        37,600       452,375
 *Apple Orthodontix, Inc...............................        10,000        20,000
 Applebees International, Inc..........................        30,300       894,797
 *Applied Digital Access, Inc..........................        12,800        53,800
 *Applied Extrusion Technologies, Inc..................        11,000        83,875
 *Applied Films Corp...................................         2,000         7,375
 *Applied Graphics Technologies, Inc...................        24,300       263,503
 *Applied Imaging Corp.................................         5,900         8,481
 Applied Industrial Technologies, Inc..................        24,850       420,897
 *Applied Innovation, Inc..............................        14,200        55,469
 *Applied Magnetics Corp...............................        12,000        36,000
 *Applied Microsystems Corp............................         6,000        18,281
 *Applied Science & Technology, Inc....................         8,500       121,391
 *Applied Signal Technologies, Inc.....................         7,700        69,300
 *Applix, Inc..........................................         8,600        46,762
 *Apria Healthcare Group, Inc..........................        15,800       325,875
 *Aqua Alliance, Inc...................................        47,800       113,525
 *Aquagenix, Inc.......................................         3,200         2,850
 Aquarion Co...........................................         7,900       245,394
 *Aquila Biopharmaceuticals, Inc.......................         6,330        12,067
 *Arabian Shield Development Co........................           200           216
 *Aradigm Corp.........................................        15,400       106,837
 *Arcadia Financial, Ltd...............................        39,100       290,806
 Arch Coal, Inc........................................        11,100       162,337
 *#Arch Communications Group, Inc......................        17,600        42,625
 Arctic Cat, Inc.......................................        20,100       168,337
 *Ardent Software, Inc.................................        16,145       324,918
 Area Bancshares Corp..................................         6,500       158,234
 Argonaut Group, Inc...................................        21,500       576,469
 *Argosy Gaming Corp...................................        24,500       196,000
 *Arguss Holdings, Inc.................................         2,600        46,394
 *Ariad Pharmaceuticals, Inc...........................        16,300        24,195
 *Ariel Corp...........................................         9,300        28,481
 *Ark Restaurants Corp.................................         2,700        27,337
 *Arkansas Best Corp...................................        17,600       157,300
 Arm Financial Group, Inc. Class A.....................        29,100       436,500
 *Armco, Inc...........................................       107,900       694,606
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Armor Holdings, Inc..................................        13,200  $    137,775
 Arnold Industries, Inc................................        23,400       387,562
 *Aronex Pharmaceuticals, Inc..........................        18,000        80,437
 *Arqule, Inc..........................................        10,000        45,000
 *Arrhythmia Research Technology, Inc..................         1,800         2,250
 *Arrow Automotive Industries, Inc.....................         1,000             1
 Arrow Financial Corp..................................         5,242       140,223
 Arrow International, Inc..............................        30,900       788,916
 *Artecon, Inc.........................................         4,900         9,953
 *Artesyn Technologies, Inc............................        38,900       819,331
 *Arthrocare Corp......................................         8,000       158,000
 *Artisan Components, Inc..............................        10,700        77,909
 *Artisoft, Inc........................................        13,100        55,880
 *Artra Group, Inc.....................................         6,000        61,125
 *Arts Way Manufacturing Co., Inc......................           200           962
 *Asante Technologies, Inc.............................         7,200         5,062
 Asarco, Inc...........................................        17,000       273,062
 *Ascent Assurance, Inc................................           109             0
 *Ascent Entertainment Group, Inc......................        27,500       314,531
 *Ascent Pediatrics, Inc...............................           100           242
 *Asche Transportation Services, Inc...................         4,100        16,528
 *Ashworth, Inc........................................        13,300        65,253
 *Aspect Development, Inc..............................        12,200       173,087
 *Aspect Telecommunications Corp.......................        10,300        86,906
 *Aspen Technology, Inc................................        23,900       250,203
 *Assisted Living Concepts, Inc........................        15,600        45,825
 *Astea International, Inc.............................        12,100        35,922
 *Astec Industries, Inc................................        15,800       587,562
 Astro-Med, Inc........................................         4,500        29,812
 *Astronics Corp.......................................         4,312        38,269
 *AstroPower, Inc......................................         6,000        78,562
 *#Asymetrix Learning Systems, Inc.....................         4,500        18,562
 *Asyst Technologies, Inc..............................        10,900       213,912
 Atalanta Sosnoff Capital Corp.........................         7,700        76,037
 *Athey Products Corp..................................         2,940         7,258
 *Atlantic American Corp...............................        17,000        73,844
 *Atlantic Bank and Trust Co...........................         3,600        74,925
 *Atlantic Coast Airlines, Inc.........................        17,100       299,784
 *Atlantic Data Services, Inc..........................        14,000        55,781
 *Atlantic Premium Brands, Ltd.........................         2,000         4,625
 *Atlantis Plastics, Inc...............................         3,300        47,437
 *Atrion Corp..........................................         1,950        18,769
 *Atrix Labs, Inc......................................        10,200        84,787
 *Atwood Oceanics, Inc.................................        12,300       356,700
 *Audiovox Corp. Class A...............................        13,900       120,756
 *Ault, Inc............................................         3,900        37,781
 *#Aura Systems, Inc...................................        48,000        12,750
 *Aurora Biosciences Corp..............................        14,000        79,187
 *Auspex Systems, Inc..................................        25,000       272,656
 Authentic Fitness Corp................................        23,000       378,062
 *#Autobond Acceptance Corp............................         5,900         6,637
 Autocam Corp..........................................         4,560        53,295
 *Autocyte, Inc........................................         9,000        64,687
 *Autoimmune, Inc......................................        13,100        29,270
 *Autologic Information International, Inc.............         2,300        11,069
 *Automobile Protection Corp...........................        10,500       107,953
 *Autote Corp. Class A.................................        28,758        73,692
 Avado Brands, Inc.....................................        33,200       301,394
 *Avalon Holding Corp. Class A.........................         1,550        10,559
 *#Avanir Pharmaceuticals Class A......................        25,300        26,486
 *Avant Corp...........................................        42,700       519,072

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Avant Immunotherapeutics, Inc........................        29,975  $     37,937
 *Avatar Holdings, Inc.................................         5,500       102,094
 *#Avatex Corp.........................................         6,300         3,937
 Avert, Inc............................................         2,300        14,016
 *Avi Biopharma, Inc...................................         1,000         3,469
 *Aviall, Inc..........................................        17,700       277,669
 *Aviation Sales Co....................................        12,457       479,594
 *Avid Technology, Inc.................................        22,100       362,578
 *Avigen, Inc..........................................         6,600        40,837
 *Avista Corp..........................................         5,800       104,762
 *Avondale Industries, Inc.............................        11,600       423,400
 *Avteam, Inc. Class A.................................         8,500        60,828
 *Axent Technologies, Inc..............................        20,400       253,087
 *Axiohm Transaction Solutions, Inc....................         5,832        23,328
 *Axsys Technologies, Inc..............................         2,500        31,094
 *Axys Pharmaceuticals, Inc............................        37,800       135,844
 *Aztar Corp...........................................        45,200       305,100
 Aztec Manufacturing Co................................         5,000        50,312
 *BCT International, Inc...............................         2,700         6,792
 *BEI Electronics, Inc.................................         6,000         6,937
 BEI Technologies, Inc.................................         5,100        50,841
 *BFX Hospitality Group, Inc...........................         4,600         6,469
 BHA Group Holdings, Inc. Class A......................         5,856        57,096
 *BI, Inc..............................................         6,400        58,800
 *#BLC Financial Services, Inc.........................         5,000        10,625
 BMC Industries, Inc...................................        26,700       268,669
 BSB Bancorp, Inc......................................         8,600       218,762
 BT Financial Corp.....................................         9,770       262,569
 *BTG, Inc.............................................         7,900        56,781
 *BTU International, Inc...............................         6,500        26,812
 *BWAY Corp............................................         6,900        98,325
 *Bacou USA, Inc.......................................        11,300       184,331
 Badger Meter, Inc.....................................         1,800        60,525
 *Badger Paper Mills, Inc..............................         1,000         7,203
 Bairnco Corp..........................................         8,300        57,581
 Baker (J.), Inc.......................................        12,500        90,625
 *Baker (Michael) Corp.................................         3,900        28,275
 *Balance Bar Co.......................................         3,000        16,969
 Balchem Corp..........................................         1,800        10,350
 Baldor Electric Co....................................        11,733       225,860
 *Baldwin Piano & Organ Co.............................         1,300         9,912
 *Baldwin Technology, Inc. Class A.....................        13,500        48,937
 *Ballantyne Omaha, Inc................................        12,127        93,984
 Ballard Medical Products..............................        27,400       650,750
 *Bally Total Fitness Holding Corp.....................        23,675       605,192
 *Baltek Corp..........................................         1,500        14,812
 Bancfirst Ohio Corp...................................         6,300       155,531
 *Bancinsurance Corp...................................         4,305        23,947
 Bancorp Connecticut, Inc..............................         4,100        66,369
 Bandag, Inc...........................................         9,800       337,487
 Bandag, Inc...........................................        11,000       314,875
 *Bangor Hydro-Electric Co.............................         6,500        91,812
 Bank of Granite Corp..................................         9,450       225,028
 *Bank Plus Corp.......................................        17,400        90,806
 *Bank United Financial Corp. Class A..................         3,500        31,555
 Bank West Financial Corp..............................         1,600        17,050
 #BankAtlantic Bancorp, Inc. Class A...................         8,600        62,887
 BankAtlantic Bancorp, Inc. Class B....................         8,300        66,141
 BankNorth Group, Inc. DE..............................        20,800       555,750
 Banta Corp............................................         2,700        66,150
 *Banyan System, Inc...................................        18,100       200,231
 Barnes Group, Inc.....................................        17,900       412,819
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Barnett, Inc.........................................           500  $      4,562
 *Barnwell Industries, Inc.............................           400         4,625
 *Barra, Inc...........................................        12,200       295,469
 *Barrett Business Services, Inc.......................         5,800        49,300
 *Barringer Technologies, Inc..........................         6,800        37,612
 *Barry (R.G.) Corp....................................         8,832        71,208
 *#Base Ten Systems, Inc. Class A......................         8,600         7,122
 *Basin Exploration, Inc...............................        12,500       209,766
 Bassett Furniture Industries, Inc.....................        11,800       280,619
 Battle Mountain Gold Co...............................       115,000       280,312
 Bay View Capital Corp.................................        18,200       327,600
 *Baycorp Holdings, Ltd................................         5,500        19,594
 *Bayou Steel Corp. Class A............................         9,600        34,800
 *Be Aerospace, Inc....................................        24,400       437,675
 Beauticontrol Cosmetics, Inc..........................         5,400        25,987
 *Beazer Homes USA, Inc................................         6,000       133,500
 *Bel Fuse, Inc. Class A...............................         1,750        56,984
 Bel Fuse, Inc. Class B................................         1,750        51,297
 *Belco Oil & Gas Corp.................................        31,600       250,825
 Belden, Inc...........................................        21,900       516,019
 *Bell Industries, Inc.................................         7,620        78,105
 *Bell Microproducts, Inc..............................         8,800        62,287
 *Bellwether Exploration Co............................        11,300        52,262
 *Ben & Jerry's Homemade, Inc. Class A.................         5,100       143,597
 *Benchmark Electronics, Inc...........................        10,500       315,000
 *Benihana, Inc........................................         1,000        14,125
 *Bentley Pharmaceuticals, Inc.........................         3,460        10,380
 *Benton Oil & Gas Co..................................        16,000        56,000
 *Bergen Brunswig Corp. Class A........................        17,270       379,940
 Berkshire Energy Resources............................         1,000        20,719
 *Berlitz International, Inc...........................         4,700       100,169
 Berry Petroleum Corp. Class A.........................        19,000       270,750
 *Beverly Enterprises..................................        32,000       232,000
 *Big 4 Ranch, Inc.....................................         3,200             0
 *Big Flower Holdings, Inc.............................        19,800       616,275
 *Billing Information Concepts Corp....................        35,600       446,112
 Bindley Western Industries, Inc.......................         5,266       158,638
 *Binks Sames Corp.....................................         1,500        25,125
 *Bio Technology General Corp..........................        53,300       376,431
 *#Bio Vascular, Inc...................................         8,100        22,402
 *Bioanalytical Systems, Inc...........................         4,000        16,000
 *Biocryst Pharmaceuticals, Inc........................        14,000       112,875
 *#Biofield Corp.......................................         9,000         1,153
 *Bio-Logic Systems Corp...............................         2,100         7,416
 *#Biomatrix, Inc......................................        18,800       575,750
 *Bionova Holdings Corp................................         1,270         4,564
 *Bionx Implants, Inc..................................        10,000        45,937
 *#Bio-Plexus, Inc.....................................         2,700        12,994
 *Bio-Rad Laboratories, Inc. Class A...................         8,300       233,956
 *BioReliance Corp.....................................         3,000        19,969
 *Biosite Diagnostics, Inc.............................        10,000        99,687
 *Biosource International, Inc.........................         5,200        25,350
 *Biospecifics Technologies Corp.......................         3,000         9,562
 *#Biospherics, Inc....................................         6,500        50,070
 Birmingham Steel Corp.................................        14,300        73,287
 *Black Box Corp.......................................        15,300       699,019
 *Black Hawk Gaming & Development, Inc.................         3,600        30,712
 Black Hills Corp......................................        19,550       449,650
 Blair Corp............................................         6,700       115,156
 Blanch (E.W.) Holdings, Inc...........................        11,500       736,000

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Blimpie International.................................         8,600  $     22,575
 *Blonder Tongue Laboratories, Inc.....................         7,500        49,687
 *Bluegreen Corp.......................................        21,295       119,784
 Bob Evans Farms, Inc..................................         1,400        26,994
 *Boca Research, Inc...................................         7,900        69,989
 *#Bogen Communications International, Inc.............         1,400        10,062
 *Bolder Technologies Corp.............................         8,600        76,594
 *Bolle, Inc...........................................         6,161        17,905
 *Bolt Technology Corp.................................         4,500        28,687
 *Bombay Co., Inc......................................        20,000       122,500
 *Bonded Motors, Inc...................................         1,800         5,287
 *Bone Care International, Inc.........................         2,250        22,078
 *Bontex, Inc..........................................           200           437
 *Bon-Ton Stores, Inc..................................        10,800        68,850
 *#Books-a-Million, Inc................................        15,400       127,050
 *Borg-Warner Security Corp............................        23,500       383,344
 Boston Acoustics, Inc.................................         3,750        68,437
 *Boston Beer Company, Inc. Class A....................         6,300        52,369
 *Boston Biomedical, Inc...............................         3,300        12,581
 *#Boston Chicken, Inc.................................        27,200        16,320
 *Boston Communications Group, Inc.....................        11,000       103,125
 Bostonfed Bancorp, Inc................................         3,800        68,400
 Bowne & Co., Inc......................................        34,600       579,550
 *Boyd Gaming Corp.....................................        61,800       366,937
 *Bradley Pharmaceuticals, Inc. Class A................         1,500         2,086
 Brady (W.H.) Co. Class A..............................        20,700       518,794
 *Brauns Fashions Corp.................................         3,200        35,400
 *Brazos Sportswear, Inc...............................           230            23
 *#Breed Technologies, Inc.............................        36,800       121,900
 Brenton Banks, Inc....................................        18,796       323,070
 *Bridgeport Macs, Inc.................................         5,100        46,219
 *Bridgestreet Accomodations, Inc......................         7,200        25,200
 Bridgford Foods Corp..................................         4,482        46,781
 *Brigham Exploration Co...............................         3,000         7,687
 *Brightpoint, Inc.....................................        46,700       264,877
 *Brilliant Digital Entertainment, Inc.................         8,500        57,375
 *Brite Voice Systems, Inc.............................        12,100       157,300
 *#Britesmile, Inc.....................................         6,100        65,194
 Broad National Bancorporation.........................         3,492        84,470
 *#Broadband Technologies, Inc.........................        10,599        23,684
 *Broadway & Seymour, Inc..............................         8,300        47,984
 *Brookdale Living Communities.........................        15,400       217,044
 #Brooke Group, Ltd....................................        20,900       506,825
 Brookline Bancorp, Inc................................         7,400        86,487
 *Brooks Automation, Inc...............................         9,900       181,294
 *Brookstone, Inc......................................         8,000       120,250
 *Brooktrout Technology, Inc...........................         9,300       174,084
 *Brothers Gourmet Coffees, Inc........................         6,771           142
 *Brown & Sharpe Manufacturing Co. Class A.............        11,500        63,250
 *Brown (Tom), Inc.....................................        26,300       341,078
 Brown and Brown, Inc..................................        12,150       433,603
 Brown Shoe Company, Inc...............................        18,000       342,000
 *Brunswick Technologies, Inc..........................         4,600        28,031
 Brush Wellman, Inc....................................        14,900       252,369
 Bryn Mawr Bank Corp...................................           800        20,750
 *Buckeye Technology, Inc..............................        27,700       451,856
 *Buckhead America Corp................................           900         5,625
 *Buckle, Inc..........................................        19,800       548,212
 *Budget Group, Inc....................................        25,500       341,062
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Buffets, Inc.........................................        45,686  $    479,703
 *Builders Transport, Inc..............................         1,800            40
 *Building Materials Holding Corp......................        10,600       123,887
 *Bull Run Corp. GA....................................        21,300        85,866
 Burlington Coat Factory Warehouse Corp................        26,380       445,162
 *Burlington Industries, Inc...........................        51,900       509,269
 *Burr Brown Corp......................................        28,062       896,230
 *Bush Boake Allen, Inc................................        17,400       501,337
 Bush Industries, Inc. Class A.........................         4,600        68,137
 *Business Resource Group..............................         2,400         8,025
 *Butler International, Inc............................         5,800       115,819
 Butler Manufacturing Co...............................         5,400       151,875
 C & D Technologies, Inc...............................        11,200       305,900
 *C-COR Electronics, Inc...............................         8,200       195,519
 *C-Cube Microsystems, Inc.............................        25,400       635,794
 *#C-Phone Corp........................................         6,400        14,100
 *C.P. Clare Corp......................................         9,400        34,369
 *C3, Inc..............................................         4,500        68,906
 *CB Richard Ellis Services, Inc.......................        18,900       366,187
 *CCA Industries, Inc..................................         4,300         5,442
 CCBT Bancorp, Inc.....................................         6,400       104,800
 *CCC Information Services Group, Inc..................        24,100       302,003
 *CD Radio, Inc........................................        10,000       225,000
 *CDI Corp.............................................        17,900       579,512
 *#CDNOW/N2K, Inc......................................        16,900       302,616
 *CE Software Holdings, Inc............................           580         2,628
 *CEM Corp.............................................         2,500        19,766
 *CET Environmental Services, Inc......................         3,500         5,031
 *CFI Proservices, Inc.................................         4,000        50,750
 *CFM Technologies, Inc................................         7,100        64,787
 CFSB Bancorp, Inc.....................................         5,516       139,292
 CFW Communications Co.................................        11,700       288,478
 *CMC Industries, Inc..................................         5,200        33,637
 CMI Corp. Class A.....................................        17,800       163,537
 CMP Media Group, Inc..................................        32,400       656,100
 *CMP Media, Inc. Class A..............................         6,400       249,000
 CNA Surety Corp.......................................        34,700       503,150
 CNBT Bancshares, Inc..................................         5,800        72,862
 *CNS Income...........................................        16,600        55,506
 CPAC, Inc.............................................         5,020        38,748
 CPB, Inc..............................................         6,800       140,250
 *CPI Aerostructures, Inc..............................           200           128
 CPI Corp..............................................         8,000       252,000
 *CPS Systems, Inc.....................................         7,000         7,437
 *CSP, Inc.............................................         3,061        20,949
 *CSS Industries, Inc..................................         9,300       251,100
 *CTB International Corp...............................         2,000        17,375
 *CTC Communications Corp. Class 1.....................         9,000       183,937
 CTG Resources, Inc....................................         7,800       199,387
 CTS Corp..............................................        16,400       918,400
 *CUNO, Inc............................................        14,500       267,344
 #CVB Financial Corp...................................        14,899       349,195
 *Cable Design Techologies Corp........................        27,225       384,553
 Cabot Oil & Gas Corp. Class A.........................        24,900       445,087
 *Cache, Inc...........................................         7,625        51,469
 *Caci International, Inc. Class A.....................         8,700       161,494
 *Cade Industries, Inc.................................        19,800        44,241
 *Cadence Design Systems, Inc..........................        18,051       232,407
 *Cadiz, Inc...........................................        30,400       309,700
 Cadmus Communications Corp............................         5,800        74,312
 *Cadus Pharmaceutical Corp............................         8,700         8,700

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Caere Corp...........................................        10,600  $    125,875
 Cagle's, Inc. Class A.................................         2,000        38,000
 *Cal Dive International, Inc..........................         5,000       123,125
 Calgon Carbon Corp....................................        31,000       176,312
 *Caliber Learning Network, Inc........................        10,000        44,062
 *#California Amplifier, Inc...........................         9,400        39,362
 *California Coastal Comm, Inc.........................         9,500        60,859
 *#California Culinary Academy, Inc....................         1,200         8,137
 *California Micro Devices Corp........................         8,400        18,637
 California Water Service Group........................        10,400       270,400
 *Callon Petroleum Co..................................         6,000        64,500
 *Calloways Nursery, Inc...............................         1,200         1,462
 Cal-Maine Foods, Inc..................................        10,800        58,725
 Cambrex Corp..........................................        24,100       542,250
 *Cambridge Heart, Inc.................................        10,800        71,887
 *Cameron Ashley Building Products, Inc................         8,400       100,800
 Cameron Financial Corp................................         1,300        17,225
 *Candela Laser Corp...................................         3,800        57,237
 *Candies, Inc.........................................        17,200        52,675
 *Canisco Resources, Inc...............................           500         1,797
 *Cannon Express, Inc. Class A.........................           900         3,150
 *Cannondale Corp......................................         6,900        61,669
 *Cantel Industries, Inc. Class B......................         3,100        17,244
 *Capital Pacific Holdings, Inc........................        11,600        37,700
 Capital Re Corp.......................................        30,700       500,794
 *Capital Senior Living Corp...........................        10,600       115,275
 Capitol Bancorp, Ltd..................................         3,706        63,349
 Capitol Transamerica Corp.............................        10,050       151,064
 Caraustar Industries, Inc.............................        22,900       601,841
 *Carbide/Graphite Group, Inc..........................         6,700        86,891
 Carbo Ceramics, Inc...................................         4,000        90,000
 *Cardiac Pathways Corp................................        10,000        10,625
 *#Cardima, Inc........................................         2,600         6,744
 *Cardiotech International, Inc........................         2,101         3,020
 *Career Blazers, Inc. Trust Units.....................           800             0
 *Career Education Corp................................           500        17,406
 *Carematrix, Inc......................................        15,800       234,531
 *Caretenders Healthcorp...............................         1,600         3,700
 *Carey International, Inc.............................         7,700       145,819
 *Caribiner International, Inc.........................        27,900       149,962
 *Carleton Corporation.................................         1,100         2,578
 *Carmike Cinemas, Inc. Class A........................         8,700       152,794
 Carolina First Corp...................................        17,610       482,624
 Carpenter Technology Corp.............................         5,000       142,500
 *Carreker-Antinori, Inc...............................        17,000       145,031
 *Carriage Services, Inc. Class A......................        10,000       170,625
 *Carrington Laboratories, Inc.........................         8,400        24,937
 *Carson, Inc..........................................         7,000        24,500
 Carter-Wallace, Inc...................................        32,900       594,256
 Cascade Corp..........................................        10,700       144,450
 Cascade Natural Gas Corp..............................         9,900       166,444
 *Casella Waste Systems, Inc.
   Class A.............................................        12,800       252,400
 Casey's General Stores, Inc...........................        36,800       493,350
 Cash America International, Inc.......................        22,600       286,737
 *Casino Data Systems..................................        14,400        53,550
 *Castle & Cooke, Inc..................................        13,700       214,062
 Castle (A.M.) & Co....................................        13,037       200,444
 *Castle Dental Centers, Inc...........................         6,300        42,131
 Castle Energy Corp....................................         2,400        44,700
 *Catalina Lighting, Inc...............................         5,100        22,950
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Catalyst International, Inc..........................         2,400  $     40,350
 *Catalytica, Inc......................................        31,700       378,419
 *Cathay Bancorp, Inc..................................         2,200        77,687
 *Catherines Stores Corp...............................         6,300        69,300
 Cato Corp. Class A....................................        21,300       280,228
 Cavalier Homes, Inc...................................        18,060       163,669
 *Cavanaughs Hospitality Corp..........................        15,000       143,437
 *Cec Entertainment Inc................................         7,200       272,250
 *Celadon Group, Inc...................................         6,000        59,625
 *Celebrity, Inc.......................................         1,300         3,047
 *Celeris Corp.........................................         9,400         8,519
 *Celeritek, Inc.......................................         5,000        26,875
 *Celestial Seasonings, Inc............................         6,600       128,287
 *#Celgene Corp........................................        14,200       233,412
 *#Cell Genesys, Inc...................................        28,452       136,925
 *Cell Pathways, Inc...................................         4,829        53,119
 *Cellegy Pharmaceuticals, Inc.........................         7,200        35,325
 *#Cellnet Data Systems, Inc...........................        41,900       369,244
 *Cellstar Corp........................................        59,000       459,094
 *#Cel-Sci Corp........................................         2,500         5,469
 Cenit Bancorp, Inc....................................         3,000        61,312
 *Centennial Bancorp...................................        15,063       176,049
 *Centennial Healthcare Corp...........................         9,500        52,547
 *Centigram Communications Corp........................         5,200        50,537
 Central Bancorp, Inc..................................         1,800        34,875
 *Central Garden & Pet Co..............................        29,500       401,016
 Central Hudson Gas & Electric Corp....................        11,200       472,500
 *Central Sprinkler Corp...............................         4,000        68,125
 Central Vermont Public Service Corp...................        10,300       122,956
 Centris Group, Inc....................................        11,400       110,437
 *Centura Software Corp................................         8,600         8,734
 Century Aluminum Co...................................        16,000       103,500
 Century Bancorp Income Class A........................         1,000        17,812
 *#Century Business Services, Inc......................        33,800       377,081
 *Cephalon, Inc........................................        28,600       388,781
 *Ceradyne, Inc........................................         6,900        28,031
 Cerberonics, Inc. Class A.............................           200         1,262
 *Ceres Group, Inc.....................................         2,100        21,525
 *Cerion Technologies, Inc.............................         3,500           875
 *Cerner Corp..........................................        28,400       568,887
 *Cerprobe Corp........................................         7,300        67,981
 *Chad Therapeutics....................................         8,000        14,500
 Champion Industries, Inc..............................         8,462        66,638
 *Championship Auto Racing Teams, Inc..................         7,000       235,375
 *Charming Shoppes, Inc................................        14,800        74,694
 *Chart House Enterprises, Inc.........................        10,600        58,300
 Chart Industries, Inc.................................        21,725       229,470
 *Charter Federal Savings Bank (Escrow)................         2,100             0
 Chartwell Re Corp.....................................        10,700       167,856
 *Chase Industries, Inc................................         9,000        75,375
 *Chattem, Inc.........................................         9,200       334,650
 *Chaus (Bernard), Inc.................................         9,400        22,912
 *Check Technology Corp................................         4,400         9,900
 *Checkpoint System, Inc...............................        21,000       191,625
 *Cheesecake Factory, Inc..............................        18,050       498,631
 Chemed Corp...........................................         9,100       295,181
 *Chemfab Corp.........................................         7,850       154,056
 Chemfirst, Inc........................................        14,700       350,044
 Chemical Financial Corp...............................        10,832       330,376

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Cherry Corp. Class A.................................         3,000  $     40,500
 *Cherry Corp. Class B.................................         1,800        24,581
 *Chesapeake Biological Laboratories, Inc. Class A.....         3,600         7,425
 Chesapeake Corp.......................................         2,000        72,125
 #Chesapeake Energy Corp...............................       109,570       232,836
 Chesapeake Utilities Corp.............................         3,700        66,600
 Chester Valley Bancorp................................           453         7,984
 *Chic by His, Inc.....................................         9,800        30,625
 Chicago Rivet & Machine Co............................           200         3,825
 *Chicos Fas, Inc......................................         8,200       185,525
 *#Childrens Broadcasting Corp.........................         4,700         7,123
 *Children's Comprehensive Services, Inc...............         8,650        52,711
 *Childrens PL Retail Stores, Inc......................        11,500       445,266
 *Childtime Learning Centers, Inc......................         3,300        41,250
 Chiquita Brands International, Inc....................        41,892       337,754
 *Chirex, Inc..........................................        10,600       319,656
 #Chittenden Corp......................................        14,366       418,410
 *#Chock Full O' Nuts Corp.............................        10,130       105,732
 *Cholestech Corp......................................        10,300        24,462
 *Chromcraft Revington, Inc............................         3,400        55,250
 *Chronimed, Inc.......................................        12,100        85,834
 Church & Dwight Co., Inc..............................        17,500       747,031
 *Chyron Corp..........................................        38,100        78,581
 *Cidco, Inc...........................................        12,600        77,962
 *Cima Laboratories, Inc...............................         8,600        27,950
 *Ciprico, Inc.........................................         4,400        38,362
 Circle International, Inc.............................        14,700       301,350
 *Circuit City Stores, Inc. - Carmax Group.............        18,300        88,069
 *Circuit Systems, Inc.................................         2,600         5,362
 *Cirrus Logic, Inc....................................        61,200       464,737
 *Citadel Holding Corp.................................         5,300        26,831
 *Citation Computer System, Inc........................         2,200         4,194
 *Citation Corp........................................        16,100       214,834
 *Citizens, Inc. Class A...............................        19,900       113,181
 City Holding Co.......................................         7,986       218,617
 *Civic Bancorp........................................         2,976        42,036
 Clarcor, Inc..........................................        24,350       447,431
 *Clarify, Inc.........................................        22,000       712,937
 *Clark (Dick) Productions, Inc........................         3,528        44,541
 *Clean Harbors, Inc...................................         9,300        15,984
 Cleveland Cliffs, Inc.................................        10,200       377,400
 *Clintrials Research, Inc.............................        15,900        67,078
 *#Closure Medical Corp................................        11,900       369,272
 *#CoCensys, Inc.......................................         2,200         2,269
 Coachmen Industries, Inc..............................        15,100       332,200
 *Coast Dental Services, Inc...........................         6,800        48,025
 *Coast Distribution System............................         4,000        11,500
 Coastal Bancorp, Inc..................................         5,250        84,328
 *Coastcast Corp.......................................         5,600        67,200
 *Cobra Electronic Corp................................         2,600        10,562
 Coca-Cola Bottling Co. Consolidated...................         5,200       283,075
 *Code-Alarm, Inc......................................           800           425
 *Coeur d'Alene Mines Corp. ID.........................        19,700        82,494
 *Coffee People, Inc...................................         3,000         5,953
 *Cogeneration Corporation of America..................         5,000        61,250
 *Cognitronics Corp....................................         2,500        40,000
 *Cognizant Technology Solutions Corp..................         2,000        49,875
 *Coherent, Inc........................................        23,700       383,644
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Cohesion Technologies, Inc...........................         6,300  $     35,437
 *Coho Energy, Inc.....................................        29,000        18,125
 Cohu, Inc.............................................         8,200       244,462
 *Coinmach Laundry Corp................................        12,600       155,137
 *Coinstar, Inc........................................        12,800       278,000
 *Cold Metal Products, Inc.............................         3,500         7,437
 *Coldwater Creek, Inc.................................         8,300       164,962
 *Cole (Kenneth) Productions, Inc. Class A.............         5,700       171,000
 *Cole National Corp. Class A..........................        15,300       140,569
 *Coleman, Inc.........................................         1,400        12,337
 Collagen Corp.........................................         6,300        86,231
 *Collagenex Pharmaceuticals, Inc......................         7,700        73,992
 Collins & Aikman Corp.................................        64,000       356,000
 Collins Industries, Inc...............................         6,500        37,984
 Colonial Gas Co.......................................         8,050       276,719
 *Colorado MEDtech, Inc................................         9,700       136,709
 *Columbia Banking System, Inc.........................         9,427       157,918
 *Columbia Laboratories, Inc...........................        28,700       251,125
 *Columbia Sportswear Co...............................         5,100        75,225
 *Columbus Energy Corp.................................         2,987        17,455
 Columbus McKinnon Corp................................        12,400       309,612
 *Com21, Inc...........................................         5,000        90,312
 *Comarco, Inc.........................................         3,400        67,469
 *Combichem, Inc.......................................         5,000        20,625
 *Comdial Corp.........................................         6,900        48,516
 *Comforce Corp........................................        13,877        46,835
 *Command Systems, Inc.................................         2,000         3,312
 Commercial Bancshares, Inc............................         1,504        33,840
 Commercial Bank of New York...........................         4,200        52,762
 Commercial Intertech Corp.............................        11,400       172,425
 Commercial Metals Co..................................        13,400       314,062
 Commercial National Financial Corp....................         2,600        49,400
 *Commodore Applied Technologies, Inc..................        13,902         3,910
 Commonwealth Bancorp, Inc.............................        14,500       235,172
 Commonwealth Industries, Inc..........................        14,400       156,150
 Communications Systems, Inc...........................         8,100       106,819
 Community Bank System, Inc............................         6,100       143,350
 Community Bankshares, Inc.............................           200         2,712
 Community Financial Corp..............................         1,200        11,700
 Community Financial Group, Inc........................         2,300        32,775
 *Community First Brokerage Co.........................         2,000        45,937
 Community Savings Bankshares, Inc.....................         7,973        99,164
 Community Trust Bancorp, Inc..........................         8,844       202,859
 Community West Bancshares.............................         3,600        37,575
 *Comnet Cellular, Inc.................................        20,400       408,000
 *Compass International Services Corp..................        11,000        72,531
 *Compdent Corp........................................         8,100       117,197
 *Competitive Technologies, Inc........................         4,400        32,450
 *Complete Business Solutions, Inc.....................        12,000       290,625
 *Comprehensive Care Corp..............................         2,500         1,289
 *Comptek Research, Inc................................         3,200        28,000
 *Compucom Systems, Inc................................        46,900       189,066
 *CompUSA, Inc.........................................        11,700        94,331
 *Computer Horizons Corp...............................        19,400       355,262
 *#Computer Learning Centers, Inc......................        15,600        76,537
 *Computer Motion, Inc.................................         7,300        64,787
 *Computer Network Technology Corp.....................        22,100       555,262
 *Computer Outsourcing Services, Inc...................         2,900        26,553
 Computer Task Group, Inc..............................        22,200       369,075
 *Comshare, Inc........................................         8,900        30,316

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Comstock Resources, Inc..............................        22,800  $     92,625
 *Comtech Telecommunications Corp......................         1,000         8,781
 *Concentra Managed Care, Inc..........................        47,100       688,837
 *Concord Camera Corp..................................         9,900        51,356
 *Concord Fabrics, Inc. Class A........................           700         3,062
 *Concurrent Computer Corp.............................        47,900       280,664
 *Condor Technology Solutions, Inc.....................         8,700        92,981
 *Conductus, Inc.......................................         4,900         9,494
 *Cone Mills Corp. NC..................................         6,100        37,744
 *Congoleum Corp. Class A..............................         3,200        27,200
 *Conmed Corp..........................................        15,075       512,079
 *Connect, Inc.........................................        12,000        44,062
 Connecticut Energy Corp...............................         9,200       345,575
 Connecticut Water Services, Inc.......................         3,600        86,400
 *Connitics Corp.......................................        15,600       109,200
 *Conso Products Co....................................         6,600        38,981
 *Consolidated Delivery and Logistics, Inc.............         6,000        24,750
 *Consolidated Freightways Corp........................        20,700       275,569
 *Consolidated Products, Inc...........................        23,326       431,531
 Consolidated Tokoma Land Co...........................         3,100        46,887
 *#Consumer Portfolio Services, Inc....................        18,700        36,231
 *#ContiFinancial Corp.................................        42,100       299,962
 *Continucare Corp.....................................        12,400         5,425
 *#Converse, Inc.......................................        17,300        74,606
 Cooker Restaurant Corp................................         9,200        57,500
 *Cooper Companies, Inc................................        13,400       304,012
 *Cooperative Bankshares, Inc..........................         1,400        16,362
 *Copart, Inc..........................................        26,600       478,800
 *Copley Pharmaceutical, Inc...........................        17,300       168,134
 *#Copytele, Inc.......................................        52,100       131,064
 *Cor Therapeutics, Inc................................        24,100       340,412
 *Coram Healthcare Corp................................        35,563        82,239
 *Core Materials Corp..................................         7,700        25,987
 *Core, Inc............................................         6,700        55,903
 *Corixa Corp..........................................         8,749       113,737
 *Cornell Corrections, Inc.............................         8,600       166,625
 *Corporate Express, Inc...............................        72,900       477,267
 *Correctional Services Corp...........................         9,612        82,303
 *Corrpro Companies, Inc...............................         6,375        63,352
 *Corsair Communications, Inc..........................        13,900        63,636
 *Cort Business Services Corp..........................        11,400       275,737
 Corus Bankshares, Inc.................................        14,600       465,375
 *Corvas International, Inc............................        13,600        27,412
 *Corvel Corp..........................................         1,000        39,625
 *Cosmetic Centers, Inc. Class C.......................           451           127
 *Cost Plus, Inc.......................................        13,200       493,350
 *Costilla Energy, Inc.................................         9,000         2,953
 *Cotelligent Group, Inc...............................        12,200       163,175
 Cotton States Life Insurance Co.......................         2,530        30,360
 *Counsel Corp.........................................         7,100        46,594
 Courier Corp..........................................         1,200        27,450
 *Covenant Transport, Inc. Class A.....................        12,600       150,806
 *Coventry Health Care, Inc............................        58,800       782,775
 Covest Bancshares, Inc................................         2,250        30,797
 *Coyote Network Systems, Inc..........................         2,172        16,290
 Craftmade International, Inc..........................         5,850        78,609
 *Craig (Jenny), Inc...................................        18,600        65,100
 *Craig Corp...........................................         2,400        18,150
 Crawford & Co. Class A................................           300         3,862
 Crawford & Co. Class B................................         4,700        64,625
 *Creative Biomolecules, Inc...........................        32,000       102,500
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Creative Computers, Inc..............................         9,100  $    273,853
 *Credence Systems Corp................................        16,450       486,303
 *Credit Acceptance Corp...............................        46,300       276,353
 *#Cree Research, Inc..................................        12,800       704,400
 *Crescent Operating, Inc..............................         9,100        50,334
 *Criticare Systems, Inc...............................         7,500        16,172
 Cross (A.T.) Co. Class A..............................        13,700        85,625
 Cross Timbers Oil Co..................................        42,850       463,316
 *Crossman Communities, Inc............................         8,850       230,930
 *Crown Central Petroleum Corp. Class A................         4,300        34,937
 *Crown Central Petroleum Corp. Class B................         4,700        38,775
 Crown Crafts, Inc.....................................         7,700        38,981
 *#Crown Resources Corp................................        12,400        20,731
 *Crown Vantage, Inc...................................         8,500        22,312
 *Crown-Andersen, Inc..................................         1,000         5,812
 *Cryolife, Inc........................................        12,100       149,737
 *Crystal Oil Co.......................................         1,200        38,850
 Cubic Corp............................................         8,000       193,000
 *Cubist Pharmaceuticals, Inc..........................        13,400        42,503
 Culp, Inc.............................................         6,000        49,500
 *Cunningham Graphics International, Inc...............         4,000        57,750
 *CuraGen Corp.........................................         5,400        30,544
 *Curative Health Services, Inc........................        11,400        77,306
 Curtiss-Wright Corp...................................         9,200       353,050
 *#CustomTracks Corp...................................        13,800       826,275
 *Cutter & Buck, Inc...................................         4,700       138,944
 *#Cyanotech Corp......................................        10,300         8,691
 *#Cybercash, Inc......................................        15,800       220,212
 *#Cyberguard Corp.....................................         6,100         6,100
 *Cyberonics, Inc......................................        15,500       177,766
 *Cyberoptics Corp.....................................         3,800        47,975
 *Cybex Corp...........................................        12,475       285,755
 *Cybex International, Inc.............................         8,700        47,850
 *#Cygnus, Inc.........................................        18,100       207,584
 *Cylink Corp..........................................        28,300       111,873
 *Cymer, Inc...........................................        28,600       522,844
 *Cypros Pharmaceutical Corp...........................        15,700        35,325
 *Cyrk, Inc............................................        13,200        87,862
 *Cytel Corp...........................................         4,142         7,378
 *Cytrx Corp...........................................         5,400        14,091
 *Cytyc Corp...........................................        15,200       313,500
 *D & K Healthcare Resources, Inc......................         3,200        75,300
 *D A Consulting Group, Inc............................         5,700        69,647
 *DBT Online, Inc......................................        16,580       596,880
 *DII Group, Inc.......................................        24,900       816,253
 *DM Management Co.....................................         8,500       136,797
 *#DRS Technologies, Inc...............................         5,496        48,433
 *DSET Corp............................................         8,000        98,500
 *DSP Communications, Inc..............................        27,700       851,775
 *DSP Group, Inc.......................................         8,400       222,862
 *DSP Technology, Inc..................................           800         7,150
 DT Industries, Inc....................................         8,100        77,709
 *DVI, Inc.............................................        15,200       236,550
 *Dailey International, Inc............................         4,900         3,675
 *Daily Journal Corp...................................           200         7,487
 *Dairy Mart Convenience Stores, Inc. Class A..........         1,600         6,200
 *Daisytek International Corp..........................        18,700       298,031
 *Daktronics, Inc......................................         2,600        27,625

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Dal-Tile International, Inc..........................        52,700  $    517,119
 *Damark International, Inc. Class A...................         5,100        50,203
 Dames & Moore, Inc....................................        16,200       255,150
 *Dan River, Inc. (GA) Class A.........................        22,700       208,556
 Daniel Industries, Inc................................        15,660       328,860
 *Danielson Holding Corp...............................         2,000        10,625
 *#Daou Systems, Inc...................................        15,900        97,387
 *Darling International, Inc...........................        15,600        29,250
 *Data Broadcasting Corp...............................        27,913       356,763
 *#Data Dimensions, Inc................................        11,600        45,675
 *Data General Corp....................................        30,000       393,750
 *Data I/O Corp........................................         4,900         5,589
 *Data Processing Resources Corp.......................        11,500       174,297
 *#Data Race, Inc......................................        13,100        59,769
 Data Research Association, Inc........................         4,400        38,775
 *Data Systems & Software, Inc.........................         5,200        15,925
 *Data Systems Network Corp............................           165           193
 *#Data Transmission Network Corp......................        10,100       233,562
 *Datakey, Inc.........................................         1,000         2,625
 *Datamarine International, Inc........................           200           487
 *Dataram Corp.........................................         4,000        33,250
 *Datascope Corp.......................................        14,000       350,875
 *Datastream Systems, Inc..............................        15,600       188,662
 *DataTRAK International, Inc..........................         5,600        26,600
 *Dataware Technologies, Inc...........................         7,400        21,275
 *Datawatch Corp.......................................         4,600         6,756
 *Datron Systems, Inc..................................         2,100        12,797
 *Datum, Inc...........................................         4,900        41,037
 *Dave and Busters, Inc................................        11,700       312,975
 Davel Communications, Inc.............................         5,778        35,390
 *Davox Corp...........................................        12,850       107,619
 *Daw Technologies, Inc................................         7,400         9,481
 *Dawson Geophysical Co................................         4,300        45,956
 *Daxor Corp...........................................         3,400        42,287
 *Day Runner, Inc......................................        10,700       131,409
 *Dayton Superior Corp. Class A........................         5,100        91,481
 Deb Shops, Inc........................................        12,200       185,287
 *#DecisionOne Holdings Corp...........................         2,900         8,927
 *Deckers Outdoor Corp.................................         7,900        26,909
 *Decora Industries, Inc...............................           300         1,931
 Decorator Industries, Inc.............................         2,162        16,080
 *Del Global Technologies Corp.........................         6,883        61,947
 Del Laboratories, Inc.................................        16,117       244,777
 *Delco Remy International, Inc........................         2,000        21,875
 *#Delia's, Inc........................................        12,000       158,250
 *#Delta Financial Corp................................        14,800        99,900
 Delta Natural Gas Co., Inc............................         1,400        23,975
 Delta Woodside Industries, Inc........................         8,000        56,500
 *Deltek Systems, Inc..................................        16,100       147,919
 Deltic Timber Corp....................................        12,800       318,400
 *Denali, Inc..........................................         2,000        15,625
 *Denamerica Corp......................................        12,100        11,344
 *Dendrite International, Inc..........................        21,400       700,850
 *Dense-Pac Microsystems, Inc..........................        13,700        32,109
 *Department 56, Inc...................................        15,800       524,362
 *DepoMed, Inc.........................................         8,000        25,000
 *Designs, Inc.........................................        14,800        29,137
 *Detection Systems, Inc...............................         6,300        55,519
 *Detrex Corp..........................................           500         3,453
 Detroit Diesel Corp...................................        25,100       622,794
 *Devcon International Corp............................         4,000        12,437
 Dewolfe Companies, Inc................................           200         1,500
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Dexterity Surgical, Inc..............................         1,000  $      1,437
 *Diacrin, Inc.........................................         5,700        32,953
 *Diagnostic Health Services, Inc......................        10,200        10,359
 Diagnostic Products Corp..............................        11,700       266,175
 *Dialogic Corp........................................        14,600       495,944
 *Diametrics Medical, Inc..............................        21,000       144,703
 *Diamond Home Services, Inc...........................         7,300        34,219
 *#Diamond Multimedia Systems, Inc.....................        33,800       149,459
 *Diamond Technology Partners, Class A.................         8,200       195,262
 *Dianon Systems, Inc..................................         6,100        56,234
 *Diatide, Inc.........................................        14,500        51,656
 *Digene Corp..........................................        11,300       133,834
 *Digi International, Inc..............................        17,200       142,975
 *Digital Biometrics, Inc..............................        11,700        19,378
 *Digital Generation Systems, Inc......................        21,200       125,875
 *Digital Lightwave, Inc...............................        20,200       122,462
 *Digital Link Corp....................................         8,900        65,498
 *Digital Microwave Corp...............................        61,700       775,106
 *Digital Power Corp...................................         1,000         1,500
 Dime Community Bancorp, Inc...........................        11,200       248,150
 Dimon, Inc............................................        46,700       245,175
 *Diodes, Inc..........................................         5,400        24,975
 *Directrix, Inc.......................................           813         6,453
 *Discount Auto Parts, Inc.............................        14,900       368,775
 *Diversified Corporate Resources, Inc.................         2,200        13,200
 Dixie Group, Inc......................................         9,400        85,187
 *Dixon Ticonderoga Co.................................         1,900        22,800
 *#Documentum, Inc.....................................        19,200       268,800
 *Dollar Thrifty Automotive Group, Inc.................        18,700       397,375
 *Dominion Homes, Inc..................................         5,700        44,887
 Donegal Group, Inc....................................         3,200        36,000
 *Donna Karan International, Inc.......................        19,400       198,850
 Donnelly Corp. Class A................................         5,875        96,203
 *Donnkenny, Inc.......................................        11,300        11,830
 *Dorsey Trailers, Inc.................................         3,000         6,937
 Dover Downs Entertainment, Inc........................         2,000        38,125
 Downey Financial Corp.................................        21,976       483,472
 *Dress Barn, Inc......................................        20,800       306,150
 *Drew Industries, Inc.................................         9,400       120,437
 *Drexler Technology Corp..............................         9,800        90,956
 Dreyer's Grand Ice Cream, Inc.........................        27,200       451,350
 *Dril-Quip, Inc.......................................        10,500       271,031
 *Drug Emporium, Inc...................................        12,200       123,525
 *Drypers Corp.........................................         2,500         8,203
 *DuPont Photomasks, Inc...............................        13,700       533,444
 *DualStar Technologies Corp...........................         7,200        44,212
 *Duane Reade, Inc.....................................         2,000        63,750
 *Duckwall-Alco Stores, Inc............................         4,600        47,725
 *Ducommun, Inc........................................         9,500       108,656
 Duff & Phelps Credit Rating Co........................         3,200       197,000
 *Dunn Computer Corp...................................         9,400        19,828
 *Dura Automotive Systems, Inc.........................        11,294       334,585
 *Dura Pharmaceuticals, Inc............................        35,300       365,134
 *Durakon Industries, Inc..............................         5,200        65,000
 *#Duramed Pharmaceuticals, Inc........................        16,100       236,469
 *Dwyer Group, Inc.....................................         4,100         8,072
 Dyersburg Corp........................................        12,000        16,500
 *Dynamic Healthcare Technologies, Inc.................        13,700        33,822
 *Dynamic Materials Corp...............................         2,000         9,750
 *Dynamics Research Corp...............................         5,477        27,727

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Dynatech Corp........................................         5,100  $     17,292
 E'town Corp...........................................         6,500       278,281
 *E-Z-Em, Inc. Class A.................................         2,000        10,125
 *E-Z-Em, Inc. Class B.................................         4,462        22,310
 *E. Spire Communications, Inc.........................        48,600       554,344
 *E4L, Inc.............................................        27,511       171,946
 *EA Engineering Science & Technology, Inc.............         5,625         5,625
 *ECC International Corp...............................         7,300        22,812
 *ECCS, Inc............................................         1,700         3,427
 *EFI Electronics Corp.................................           800           762
 *EFTC Corp............................................        13,700        84,341
 *EIS International, Inc...............................         9,100        30,428
 *ELXSI Corp...........................................         1,800        19,462
 EMC Insurance Group, Inc..............................        10,300       117,806
 *EMCORE Corp..........................................         2,200        48,537
 *EMS Technologies, Inc................................         9,000       122,062
 *ESCO Electronics Corp. Trust Receipts................        10,100       121,831
 *ESSEF Corp...........................................         8,518       168,230
 Eagle Bancshares, Inc.................................         4,600        86,681
 *Eagle Food Centers, Inc..............................        10,300        25,106
 *Eagle Geophysical, Inc...............................         9,011        29,993
 *Eagle Point Software Corp............................         4,500        29,250
 *Eagle USA Airfreight, Inc............................        18,300       863,531
 Easco, Inc............................................         8,200        60,987
 *East/West Communications, Inc........................         2,200        14,162
 Eastern Co............................................         3,300        86,212
 Eastern Utilities Associates..........................        18,100       522,637
 *Eateries, Inc........................................         2,800        10,850
 *Echelon International Corp...........................         2,100        48,300
 *#Eclipse Surgical Technologies, Inc..................        20,000       178,750
 *Eclipsys Corp........................................         9,870       224,851
 *Eco Soil Systems, Inc................................        17,200        87,612
 *Ecogen, Inc..........................................         7,240        24,209
 Ecology & Environment, Inc. Class A...................         2,000        14,000
 *Edac Technologies Corp...............................         3,500        14,656
 *Edelbrock Corp.......................................         3,600        55,687
 *Edify Corp...........................................        15,000       179,062
 *Edison Control Corp..................................         1,000         9,500
 Edo Corp..............................................         5,300        36,437
 *Education Management Corp............................        24,500       438,703
 Educational Development Corp..........................         1,800         4,612
 *Educational Insights, Inc............................         2,700         5,231
 *EduTrek International, Inc...........................         3,900        20,109
 *Effective Management Systems, Inc....................         1,400         2,450
 *Egghead, Inc.........................................        24,300       268,059
 *#Einstein/Noah Bagel Corp............................        30,700        33,098
 *Ekco Group, Inc......................................        17,400        82,650
 *El Paso Electric Co..................................        69,300       593,381
 *Elantec Semiconductor, Inc...........................         8,300        78,980
 *Elcom International, Inc.............................        24,700       140,867
 Elcor Corp............................................        13,450       543,044
 *Elcotel, Inc.........................................        12,000        25,875
 *Electric Fuel Corp...................................        12,200        23,256
 *Electric Lightwave, Inc..............................         7,000        83,125
 *Electro Rent Corp....................................        22,700       285,878
 *Electro Scientific Industries, Inc...................        10,000       375,937
 *Electroglas, Inc.....................................        17,700       252,225
 *Electronic Processing, Inc...........................         4,200        39,375
 *Electronic Retailing System International, Inc.......         2,300         3,019
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Ellett Brothers, Inc..................................         4,000  $     22,062
 *Eltrax System, Inc...................................         5,545        22,876
 *Embrex, Inc..........................................         6,500        44,281
 *Emcee Broadcast Products, Inc........................         2,000         4,031
 *Emcon................................................         7,900        51,844
 *Emcor Group, Inc.....................................         9,700       219,159
 *#Emeritus Corp.......................................        12,500       137,500
 *Emisphere Technologies, Inc..........................         9,900        92,194
 *Emmis Broadcasting Corp. Class A.....................        11,800       549,437
 *Empi, Inc............................................         5,400       132,637
 Empire District Electric Co...........................        14,900       385,537
 Empire Federal Bancorp, Inc...........................         2,000        23,125
 *Employee Solutions, Inc. Class B.....................        31,800        38,756
 *Emulex Corp..........................................         5,550       437,756
 *En Pointe Technologies, Inc..........................         5,300        36,106
 *#Enamelon, Inc.......................................         9,100        30,002
 *Encad, Inc...........................................        10,400        61,912
 *#Encore Med Corp.....................................         5,000        14,062
 *Encore Wire Corp.....................................        12,925       124,807
 *Endocardial Solutions, Inc...........................        10,100        90,269
 *Endosonics Corp......................................        16,700       114,812
 Energen Corp..........................................        29,200       558,450
 *#Energy Biosystems Corp..............................         1,014         2,788
 *Energy Conversion Devices, Inc.......................        11,400        99,394
 *Energy Research Corp.................................         3,700        46,250
 Energy West, Inc......................................           200         1,737
 Energynorth, Inc......................................         3,000        83,625
 Energysouth, Inc......................................         3,000        58,875
 Enesco Group, Inc.....................................        14,700       337,181
 Engineered Support Systems, Inc.......................         5,500        74,078
 *#Engineering Animation, Inc..........................        10,400       235,950
 *Engineering Measurements Co..........................         1,250         5,625
 Engle Homes, Inc......................................        11,200       152,250
 *Enlighten Software Solutions, Inc....................         1,600         4,800
 Ennis Business Forms, Inc.............................        14,000       120,750
 *Enserch Exploration Corp.............................        31,900       217,319
 *Enstar, Inc..........................................         1,300        12,431
 *Enterprise Software, Inc.............................         4,225        33,536
 *#Entremed, Inc.......................................        11,200       290,850
 *Envirogen, Inc.......................................           616           808
 *Environmental Elements Corp..........................         5,300        18,881
 *Environmental Technologies Corp......................         3,700         4,972
 *Environmental Tectonics Corp.........................         5,600        66,500
 *Enzo Biochem, Inc....................................        23,840       256,280
 *Enzon, Inc...........................................        35,400       513,300
 *Epicor Software Corp.................................        35,642       252,836
 *Epitope, Inc.........................................        12,200        72,819
 *#Epl Technologies, Inc...............................        10,300        38,786
 *#Equimed, Inc........................................         2,250           139
 *Equinox Systems, Inc.................................         4,150        36,183
 *Equitex, Inc.........................................         1,200        16,537
 *Equitrac Corp........................................         1,300        23,075
 *Equity Marketing, Inc................................         5,600        58,450
 *Equity Oil Co........................................        10,200        12,112
 *Ergo Science Corp....................................        12,800        19,400
 Eskimo Pie Corp.......................................         3,100        26,641
 Espey Manufacturing & Electronics Corp................           400         4,900
 *Ess Technology, Inc..................................        41,100       321,094
 *Esterline Technologies Corp..........................        15,600       233,025
 *Etec Systems, Inc....................................        10,400       279,175
 Ethyl Corp............................................        89,500       447,500

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Evans & Sutherland Computer Corp.....................         8,000  $    126,250
 *#Evans Systems, Inc..................................         3,550        24,628
 *Evans, Inc...........................................           250           359
 *Evercel, Inc.........................................           833         4,764
 *Evergreen Resources, Inc.............................         9,400       208,269
 *Exabyte Corp.........................................        20,200       111,731
 *Exactech, Inc........................................         4,900        54,819
 *Exar Corp............................................         8,400       175,875
 *#Excalibur Technologies Corp.........................        12,500       176,562
 *Excel Technology, Inc................................        10,100       124,672
 *Executive Telecard, Ltd..............................        16,200        52,144
 *Executone Information Systems, Inc...................        39,900       220,073
 Exide Corp............................................        19,200       300,000
 *Exogen, Inc..........................................         9,400        21,737
 *Expert Software, Inc.................................         5,500        13,836
 *Exponent, Inc........................................         4,300        31,041
 *Extended Systems, Inc................................         5,000        23,516
 Ezcorp, Inc. Class A Non-Voting.......................         9,300        68,878
 F & M Bancorp (MD)....................................         5,869       185,607
 F & M Bancorporation, Inc.............................         3,751       138,201
 F & M National Corp...................................        19,000       568,812
 FBL Financial Group, Inc. Class A.....................         7,500       150,469
 FCB Financial Corp....................................         3,500       105,656
 FCNB Corp.............................................         8,077       156,744
 *FEI Co...............................................        16,100       133,831
 FFLC Bancorp..........................................         2,500        45,469
 FFY Financial Corp....................................         5,000        91,875
 *FIRSTFED AMERICA BANCORP, INC........................         3,900        55,087
 *FLIR Systems, Inc....................................        11,500       154,891
 FNB Rochester Corp....................................         2,500        82,266
 *FPIC Insurance Group, Inc............................         8,300       372,981
 *FRP Properties, Inc..................................         2,500        62,500
 FSF Financial Corp....................................         1,800        25,537
 *FSI International, Inc...............................        23,100       187,687
 *FTI Consulting, Inc..................................         3,900        16,575
 *FYI, Inc.............................................        12,200       337,787
 Fab Industries, Inc...................................         4,500        70,312
 *Factory Card Outlet Corp.............................         6,600         7,528
 Factset Research Systems, Inc.........................         6,450       278,962
 Fair, Isaac & Co., Inc................................        12,500       409,375
 *Fairchild Corp. Class A..............................        35,152       525,083
 *Fairfield Communities, Inc...........................        47,000       746,125
 Falcon Products, Inc..................................         7,500        81,094
 *#Family Golf Centers, Inc............................        25,550       231,148
 *Fansteel, Inc........................................         5,700        32,062
 *Farm Family Holdings, Inc............................         3,100       106,950
 Farmer Brothers Co....................................         1,500       309,000
 *Farr Co..............................................         6,225        66,919
 Farrel Corp...........................................         3,400         7,650
 *Faxsav, Inc..........................................        12,000        69,375
 *Featherlite Manufacturing, Inc.......................         5,400        35,269
 Fedders Corp..........................................        17,000        96,687
 Fedders Corp. Class A.................................         7,700        42,350
 Federal Screw Works...................................         1,800        86,400
 *#Female Health Co....................................         9,300        10,172
 *Ferrofluidics Corp...................................         4,331        17,527
 *Fibermark, Inc.......................................         6,100        87,306
 *Fiberstars, Inc......................................         3,200        13,900
 Fidelity Bancorp, Inc. Delaware.......................         1,300        30,306
 Fidelity Federal Bancorp..............................         2,500         7,500
 Fidelity Financial of Ohio, Inc.......................         3,900        47,409
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Fidelity National Financial, Inc......................        17,400  $    294,712
 *Filenes Basement Corp................................        20,900        34,616
 *Filenet Corp.........................................        31,500       310,078
 *Financial Federal Corp...............................        13,325       298,147
 *Finish Line, Inc. Class A............................        18,900       231,525
 *Finishmaster, Inc....................................           800         4,500
 *Finlay Enterprises, Inc..............................         2,000        27,687
 *Firearms Training Systems, Inc.......................        18,600        18,019
 First Albany Companies, Inc...........................         2,520        46,000
 First American Financial Corp.........................         2,412        39,647
 *First American Health Concepts, Inc..................         1,100         4,125
 First Bancorp.........................................           400        10,100
 First Bell Bancorp, Inc...............................         4,600        89,412
 *First Cash, Inc......................................         6,000        62,062
 First Charter Corp....................................        15,480       374,906
 First Commonwealth Financial Corp.....................        23,480       528,300
 *First Consulting Group, Inc..........................        15,544       176,327
 First Defiance Financial Corp.........................         6,959        82,638
 First Essex Bancorp...................................         6,800       113,475
 First Federal Bancshares of Arkansas, Inc.............         3,400        63,112
 First Federal Capital Corp............................        18,500       269,406
 First Federal Savings & Loan Association of East
   Hartford, CT........................................         2,000        49,125
 First Financial Bancorp...............................         6,856       160,259
 First Financial Bankshares, Inc.......................         5,513       171,764
 First Financial Holdings, Inc.........................        12,200       231,800
 First Franklin Corp...................................           300         4,650
 First Georgia Holdings, Inc...........................         1,012         5,819
 First Indiana Corp....................................        10,657       203,815
 *First Investors Financial Services Group, Inc........         5,000        30,937
 First Keystone Financial, Inc.........................         1,000        13,062
 First Liberty Financial Corp..........................        13,450       387,528
 First Mariner Bank Corp...............................         3,100        36,425
 First Merchants Corp..................................        10,050       237,431
 First Midwest Financial, Inc..........................         1,400        20,519
 First Mutual Savings Bank.............................         3,768        44,509
 First Northern Capital Corp...........................         7,700        83,978
 First Oak Brook Bancshares, Inc. Class A..............         1,400        27,212
 First Philson Financial Corp..........................         1,200        50,100
 *First Republic Bank..................................         7,000       182,875
 First Savings Bancorp, Inc. North Carolina............         2,400        47,250
 *First SecurityFed Financial, Inc.....................         4,300        51,466
 *First Sierra Financial, Inc..........................        11,200       247,450
 First Source Corp.....................................        15,165       486,702
 *#First Team Sports, Inc..............................         2,900         7,612
 First Washington Bancorp, Inc.........................        10,560       212,520
 First Western Bancorp, Inc............................        10,025       349,935
 First Years, Inc......................................         9,300       151,416
 *FirstFed Financial Corp. DE..........................        19,100       360,512
 *#Firstplus Financial, Inc............................        24,000        12,000
 Firstspartan Financial Corp...........................         3,400        97,750
 *Firstwave Technologies, Inc..........................         3,600         7,425
 *Fischer Imaging Corp.................................         7,000        11,922
 *Fisher Scientific, International, Inc................        19,700       398,925
 Flag Financial Corp...................................         4,700        46,706
 *Flagstar Bancorp, Inc................................           400         9,375
 Flamemaster Corp......................................           247         1,590
 *Flander Corp.........................................        23,100        87,347

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Fleming Companies, Inc................................         7,500  $     77,344
 Flexsteel Industries, Inc.............................         6,200        84,862
 *Florida Panthers Holdings, Inc. Class A..............        36,900       401,287
 Florida Public Utilities Co...........................         2,400        39,600
 Florida Rock Industries, Inc..........................        18,900       753,637
 *Florsheim Group, Inc.................................         8,400        62,475
 *Flow International Corp..............................        13,800       138,431
 Flowserve Corp........................................        15,900       325,950
 Flushing Financial Corp...............................        10,500       155,531
 *Foamex International, Inc............................        20,500       123,961
 *Foilmark, Inc........................................         4,375         9,707
 *Foodarama Supermarkets, Inc..........................           600        16,725
 Foothill Independent Bancorp..........................         3,389        45,751
 *Forcenergy, Inc......................................        24,716        26,647
 Foremost Corp. of America.............................        24,700       548,031
 Forest City Enterprises, Inc. Class A.................         7,400       204,887
 Forest City Enterprises, Inc. Class B.................         3,900       109,200
 *Forest Oil Corp......................................        40,540       428,204
 *Forrester Resh, Inc..................................         7,700       247,362
 *Forte Software, Inc..................................        17,700       100,116
 *Fortune Natural Resources Corp.......................         6,100         3,050
 *Forward Air Corp., Inc...............................        10,100       275,541
 *Fossil, Inc..........................................        18,800       789,012
 Foster Wheeler Corp...................................        32,600       448,250
 *Fotoball USA, Inc....................................           900         5,147
 *Fountain Powerboat Industries, Inc...................         3,800        15,259
 *Four Kids Entertainment, Inc.........................         3,150        65,559
 *Four Media Co........................................         8,900        59,519
 *Fourth Shift Corp....................................         8,900        31,984
 Frankfort First Bancorp, Inc..........................           850        12,670
 Franklin Bank National Associaton Southfield, MI......         2,789        30,330
 *Franklin Covey Co....................................        16,300       158,925
 Franklin Electric Co., Inc............................         3,200       199,300
 *Franklin Electronic Publishers, Inc..................         6,500        34,125
 Freds, Inc. Class A...................................         9,500       124,094
 Freedom Securities Corp...............................        15,100       262,362
 *#French Fragrances, Inc..............................        12,300        93,595
 Frequency Electronics, Inc............................         6,250        54,297
 *Fresh America Corp...................................         4,800        68,100
 *Fresh Choice, Inc....................................         3,900         9,141
 *Fresh Foods, Inc.....................................         3,500        22,641
 *Friede Goldman International.........................        24,500       416,500
 *#Friedman Billings Ramsey Group, Inc. Class A........        12,100       126,294
 Friedmans, Inc. Class A...............................        13,100       118,719
 Frisch's Restaurants, Inc.............................         4,383        44,926
 *Fritz Companies, Inc.................................        36,300       394,762
 Frontier Adjusters of America, Inc....................         1,000         2,750
 Frontier Insurance Group, Inc.........................        36,990       635,766
 *Frontier Oil Corp....................................        35,100       177,694
 Frozen Food Express Industries, Inc...................        15,207       106,449
 *#Fuisz Technologies, Ltd.............................        20,000        77,500
 Fuller (H.B.) Co......................................        12,600       804,037
 *Funco, Inc...........................................         4,200        91,612
 Furon Co..............................................        18,300       333,975
 *Fusion Medical Technologies, Inc.....................         6,400        49,800
 G & K Services, Inc. Class A..........................         5,800       274,050
 *G-III Apparel Group, Ltd.............................         5,200        11,131
 GA Financial, Inc.....................................         5,700        84,787
 GBC Bancorp...........................................        12,700       231,775
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *GC Companies, Inc....................................         6,900  $    249,262
 *#GK Intelligent Systems, Inc.........................        14,000         8,750
 *GP Strategies Corp...................................         9,580        95,800
 *GRC International, Inc...............................         9,100        70,525
 *GSI Lumonics, Inc....................................        15,221        69,921
 *GT Interactive Software Corp.........................        70,400       279,400
 *GTS Duratek, Inc.....................................        14,100        87,684
 *GZA Geoenvironmental Technologies, Inc...............         1,700         7,544
 *Gadzooks, Inc........................................         8,200        78,669
 Gainsco, Inc..........................................        18,800        85,775
 *Galey & Lord, Inc....................................        10,600        43,725
 *Galileo Corp.........................................         7,200        39,150
 *GameTech International, Inc..........................           900         3,741
 *Gantos, Inc..........................................         4,550         4,123
 Garan, Inc............................................         4,142       119,082
 *Garden Fresh Restaurant Corp.........................         5,000        92,031
 *Garden Ridge Corp....................................        16,300        99,328
 *#Gardenburger, Inc...................................         8,700        71,231
 *Gardner Denver Machinery, Inc........................        14,500       248,312
 *Gart Sports Co.......................................           676         4,605
 *Gasonics International, Inc..........................        12,150       147,698
 *Gaylord Container Corp. Class A......................        56,600       474,025
 *Geerling & Wade, Inc.................................         2,600        14,787
 *Gehl Co..............................................         4,500        92,672
 *#Geltex Pharmaceuticals, Inc.........................        15,000       255,000
 Gencor Industries, Inc................................         5,100        32,194
 *Gene Logic, Inc......................................         2,196         9,402
 *Genelabs Technologies, Inc...........................        41,900        77,908
 General Binding Corp..................................        13,300       273,481
 General Cable Corp....................................        18,000       273,375
 General Chemical Group, Inc...........................        11,000        46,750
 *General Cigar Holdings, Inc. Class A.................        12,200        97,600
 *General Cigar Holdings, Inc. Class B.................         9,780        78,240
 *General Communications, Inc. Class A.................        45,100       224,091
 *#General Datacomm Industries, Inc....................        19,400        53,350
 General Employment Enterprises, Inc...................         2,895        13,389
 General Housewares Corp...............................         3,700        46,250
 *#General Magic, Inc..................................        31,900       118,628
 General Magnaplate Corp...............................           400         1,600
 *General Semiconductor, Inc...........................        34,100       264,275
 *General Surgical Innovations, Inc....................        12,200        47,275
 *Genesco, Inc.........................................        26,000       347,750
 Genesee Corp. Class B.................................           200         4,587
 *Genesis Direct, Inc..................................         6,000        21,562
 *Genesis Health Ventures, Inc.........................        24,000       106,500
 *Genesys Telecommunications Laboratories, Inc.........        15,300       352,856
 *#Geneva Steel Co. Class A............................        11,900         4,462
 *Genicom Corp.........................................        11,600        21,387
 *Genlyte Group, Inc...................................        12,100       259,772
 *Genome Therapeutics Corp.............................        16,900        55,453
 *Genrad, Inc..........................................        28,900       527,425
 *Gensia Sicor, Inc....................................        96,400       427,775
 *Gensym Corp..........................................         5,300        20,372
 *Gentek, Inc..........................................        11,000       143,000
 *#Genzyme Transgenics Corp............................        16,400        74,825
 Geon Co...............................................        21,000       632,625
 Georgia Gulf Corp.....................................        28,500       425,719
 *Geoscience Corp......................................         3,800        25,412
 *Geotel Communications Corp...........................         1,800        99,956

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Geoworks.............................................        16,100  $     38,741
 *Gerber Childrenswear, Inc............................        10,000        67,500
 Gerber Scientific, Inc................................        29,600       691,900
 *Geron Corp...........................................        13,400       159,962
 *Getty Petroleum Marketing, Inc.......................        12,100        37,812
 Getty Realty Corp. (Holding Co.)......................        13,600       186,150
 *Giant Cement Holding, Inc............................         7,900       175,034
 *Giant Group, Ltd.....................................         2,200        15,400
 Giant Industries, Inc.................................        10,800       114,075
 *Gibraltar Packaging Group, Inc.......................         3,000         3,750
 Gibraltar Steel Corp..................................        11,100       242,812
 *Gibson Greetings, Inc................................        14,800       108,225
 *Giga-Tronics, Inc....................................         1,600         3,450
 *Gilman & Ciocia, Inc.................................         6,400        63,000
 *Gish Biomedical, Inc.................................         2,400         6,975
 Glacier Bancorp, Inc..................................         2,798        57,192
 *Glacier Water Services, Inc..........................         1,200        23,700
 Glatfelter (P.H.) Co..................................        15,600       207,675
 Gleason Corp..........................................         9,200       154,100
 *Glenayre Technologies, Inc...........................        62,000       222,812
 *Gliatech, Inc........................................         8,900       229,175
 *Global Industrial Technologies, Inc..................        18,800       233,825
 *Global Payment Technologies, Inc.....................         4,400        54,175
 *Globe Business Resources, Inc........................         2,700        31,725
 *Globecomm Systems, Inc...............................         1,800        16,256
 Gold Banc Corp........................................         9,600       131,100
 *#Golden Books Family Entertainment, Inc..............        24,600         8,487
 Golden Enterprises, Inc...............................        11,000        42,969
 *Good Guys, Inc.......................................        12,700        39,886
 *Goodys Family Clothing...............................        33,300       364,219
 Gorman-Rupp Co........................................         6,775       109,670
 *Gottschalks, Inc.....................................        10,700        88,275
 *Government Technology Services, Inc..................         6,900        26,522
 Graco, Inc............................................        18,100       591,644
 *Gradall Industries, Inc..............................         8,600       169,581
 *Gradco Systems, Inc..................................         5,875        14,504
 *Graham Corp..........................................         1,000         8,812
 *Graham-Field Health Products, Inc....................        31,360        70,560
 Grand Premier Financial, Inc..........................        19,801       234,518
 Granite Construction, Inc.............................           700        19,644
 Granite State Bankshares, Inc.........................         5,300       116,269
 Gray Communications Systems, Inc......................         5,400        85,387
 *Great Plains Software................................        12,200       459,406
 Great Southern Bancorp, Inc...........................         4,200       101,719
 *Great Train Store Co., Inc...........................         2,600         3,412
 Greater Bay Bancorp...................................         7,358       235,916
 *Green Mountain Coffee, Inc...........................         3,100        24,219
 Green Mountain Power Corp.............................         4,800        49,800
 Green Star Financial Corp.............................         3,900        46,069
 *Greenbriar Corp......................................         6,760        13,942
 Greenbrier Companies, Inc.............................        12,700       118,269
 Grey Advertising, Inc.................................           200        59,800
 *Grey Wolf, Inc.......................................        82,500       170,156
 *Griffin Land & Nurseries, Inc. Class A...............         2,200        24,750
 *Griffon Corp.........................................        24,000       192,000
 *Gristede's Sloans, Inc...............................         1,200         2,475
 *Group 1 Software, Inc................................         5,350        54,837
 *Grow Biz International, Inc..........................         3,800        31,587
 *Grubb & Ellis Co.....................................           500         3,187
 Guarantee Life Companies, Inc.........................         7,400       146,612
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Guaranty Federal Bancshares, Inc.....................         5,200  $     60,612
 *Guess, Inc...........................................        42,950       467,081
 *Guest Supply, Inc....................................         5,700        60,206
 Guilford Mills, Inc...................................        23,250       232,500
 *Guilford Pharmaceuticals, Inc........................        22,500       241,875
 *Gulf Island Fabrication, Inc.........................        10,500       113,859
 *Gulfmark Offshore, Inc...............................         7,300       119,081
 *#Gumtech International, Inc..........................         5,500        55,344
 *Gundle/SLT Environmental, Inc........................        13,700        54,800
 *Gymboree Corp........................................        23,200       283,475
 *HCIA, Inc............................................        10,700        91,953
 *HD Vest, Inc.........................................         2,200        12,925
 *HEI, Inc.............................................         2,000         9,000
 *HF Bancorp, Inc......................................         5,000        90,469
 HF Financial Corp.....................................         3,300        49,087
 *HIE, Inc.............................................        32,500        75,156
 *#HMI Industries, Inc.................................         5,400        10,125
 HMN Financial, Inc....................................         4,300        54,287
 *HMT Technology Corp..................................        43,700       176,848
 *HNC Software, Inc....................................        14,000       375,375
 *#HORIZON Pharmacies, Inc.............................         5,000        30,000
 *HPSC, Inc............................................         2,100        19,819
 *HS Resources, Inc....................................        16,700       200,400
 *HTE, Inc.............................................        13,100        60,997
 *Ha-Lo Industries, Inc................................        34,000       410,125
 Hach Co...............................................         7,425       130,402
 Hach Co. Class A......................................         5,725        98,041
 *Hadco Corp...........................................        11,900       369,644
 *Haemonetics Corp.....................................        26,700       507,300
 Haggar Corp...........................................         6,800        86,275
 *Hagler Bailly, Inc...................................        14,600       119,309
 *Hahn Automotive Warehouse, Inc.......................         2,163         1,757
 *Hain Food Group, Inc.................................        11,500       224,969
 Halifax Corp..........................................         1,000         4,000
 *Hall Kinion Associates, Inc..........................         7,700        56,306
 *Hallmark Capital Corp................................         2,100        24,937
 *#Halsey Drug Co., Inc................................        12,200        32,787
 *Halter Marine Group, Inc.............................        28,900       213,137
 *Hamilton Bancorp, Inc................................         9,000       205,031
 *Hammons (John Q.) Hotels, Inc. Class A...............         4,800        20,400
 *Hampshire Group, Ltd.................................         1,400        15,969
 *Hampton Industries, Inc..............................         4,444        19,720
 Hancock Fabrics, Inc..................................        20,100       114,319
 Hancock Holding Co....................................         7,005       309,971
 *Handleman Co.........................................        29,600       349,650
 *Hanger Orthopedic Group, Inc.........................        16,400       268,550
 *Hanover Direct, Inc..................................       157,600       403,850
 *Harbinger Corp.......................................        41,300       458,172
 Harbor Federal Bancorp, Inc...........................           770        12,176
 Harbor Florida Bancshares, Inc........................        27,800       332,731
 *Harding Lawson Associates Group, Inc.................         5,000        42,187
 Hardinge Brothers, Inc................................         8,850       154,045
 *Harken Energy Corp...................................       110,500       214,094
 Harland (John H.) Co..................................        31,000       554,125
 Harleysville Group, Inc...............................        26,100       505,687
 Harleysville National Corp. PA........................         5,335       186,892
 Harman International Industries, Inc..................         4,000       177,500
 Harmon Industries, Inc................................         9,450       196,678
 *Harmonic Lightwaves, Inc.............................        11,700       576,956
 Harnischfeger Industries, Inc.........................        37,800       271,687

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Harolds Stores, Inc..................................         2,308  $     15,002
 Harris Financial, Inc.................................        30,600       344,250
 *Harry's Farmers Market, Inc. Class A.................         2,100         1,903
 *Hartmarx Corp........................................        44,900       221,694
 *Harvey Entertainment Co..............................         3,800        24,225
 *Hastings Entertainment, Inc..........................         5,000        57,187
 Hastings Manufacturing Co.............................           700         9,712
 *Hathaway Corp........................................         2,900         4,894
 *#Hauppauge Digital, Inc..............................         3,000        71,437
 *Hauser, Inc..........................................         9,400        23,206
 Haven Bancorp, Inc....................................         8,000       112,000
 Haverty Furniture Co., Inc............................         8,100       238,950
 Haverty Furniture Co., Inc. Class A...................           200         5,850
 *Hawaii Land & Farming Co., Inc.......................         1,800           562
 *Hawaiian Airlines, Inc...............................        29,700        81,675
 *Hawker Pacific Aerospace.............................         5,000        13,437
 Hawkins Chemical, Inc.................................         9,245        82,338
 *Hawthorne Financial Corp.............................         3,900        61,547
 *#Hayes Corp..........................................           100             4
 *Hayes Lemmerz International, Inc.....................         3,100       102,300
 *Headway Corporate Resources, Inc.....................         7,700        35,372
 *Health Management Systems, Inc.......................        15,800        89,862
 *Health Power, Inc....................................         1,900         5,106
 *Health Risk Management, Inc..........................         4,100        42,281
 *Health Systems Design Corp...........................         5,100        22,312
 *Healthcare Recoveries, Inc...........................        14,600        60,453
 *Healthcare Services Group, Inc.......................         8,250        75,797
 *Healthcor Holdings...................................         3,000           750
 Healthplan Services Corp..............................        14,700       130,462
 *Healthworld Corp.....................................         4,000        52,750
 *Heartland Express, Inc...............................        29,976       459,944
 *Heartport, Inc.......................................        29,200        93,075
 *Hecla Mining Co......................................        51,300       125,044
 *Hector Communications Corp...........................         1,200        11,250
 Heico Corp............................................         8,115       203,382
 Heico Corp. Class A...................................         2,507        58,914
 Heilig-Meyers Co......................................        59,750       414,516
 *Heist (C.H.) Corp....................................         2,100        13,912
 Helix Technology Corp.................................        29,600       504,125
 *Hello Direct, Inc....................................         5,000        56,719
 *Hemasure, Inc........................................         6,600        25,987
 *#Hemispherx Biopharma, Inc...........................         5,400        40,162
 Henry Jack & Associates, Inc..........................        13,698       489,275
 Herbalife International, Inc. Class A.................         8,800        99,275
 Herbalife International, Inc. Class B.................        12,200       114,375
 Heritage Financial Corp...............................         7,000        57,531
 *Heska Corp...........................................        21,300        82,537
 *Hexcel Corp..........................................        36,300       387,956
 *Hi-Shear Industries, Inc.............................           500         1,289
 *Hi-Shear Technology Corp.............................         5,300        27,494
 *Hi-Tech Pharmacal, Inc...............................         3,100        12,981
 *Hi/Fn, Inc...........................................         5,449       315,191
 *#Hibbett Sporting Goods, Inc.........................         5,800       143,912
 *High Plains Corp.....................................        14,800        30,987
 *Highlands Insurance Group, Inc.......................        12,900       137,869
 *#Highway Master Communications, Inc..................        22,300        34,147
 Hilb Rogal Hamilton Co................................        11,500       234,312
 Hilite Industries, Inc................................         1,900        27,016
 *Hirsch International Corp. Class A...................         5,500        12,203
 *Hoenig Group, Inc....................................         6,400        58,800
 *Holiday RV Superstores, Inc..........................         3,000        10,781
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Holly Corp............................................         5,100  $     65,025
 *Hollywood Casino Corp. Class A.......................        18,600        30,806
 *Hollywood Entertainment Corp.........................        10,300       266,512
 *Hollywood Park, Inc..................................        23,700       342,169
 *Hologic, Inc.........................................        12,000        91,500
 *Holophane Corp.......................................         9,850       269,644
 *Holt's Cigar Holdings, Inc...........................         1,100         5,019
 Home Bancorp..........................................         1,700        46,962
 Home Federal Bancorp..................................         2,025        52,777
 Home Port Bancorp, Inc................................           600        14,775
 *Home Products International, Inc.....................         7,200        60,525
 *Homebase, Inc........................................        35,050       199,347
 *#Homegold Financial, Inc.............................         7,700        12,031
 *Homestead Village, Inc...............................        34,400       101,050
 Hooper Holmes, Inc....................................        25,200       456,750
 Horizon Financial Corp................................         6,753        93,065
 *Hospitality Worldwide Services, Inc..................        12,100        42,350
 *Host Marriott Services Corp..........................        31,500       246,094
 *Hot Topic, Inc.......................................         4,400       106,562
 *Houston Exploration Co...............................        22,100       415,756
 *Hovnanian Enterprises, Inc. Class A..................        11,300        91,812
 *Hovnanian Enterprises, Inc. Class B..................         1,150         9,344
 #Howell Corp..........................................         2,100         8,794
 *Howtek, Inc..........................................         3,600         3,881
 *Hub Group, Inc. Class A..............................         5,200       144,625
 *Hudson Hotels Corp...................................         3,100         4,262
 *Hudson Technologies, Inc.............................         4,600        13,225
 Huffy Corp............................................        11,200       150,500
 Hughes Supply, Inc....................................        21,700       584,544
 Hunt (J.B.) Transport Services, Inc...................         8,600       145,662
 Hunt Corp.............................................        10,200       102,637
 Huntco, Inc. Class A..................................         4,900        14,087
 *Hurco Companies, Inc.................................         5,900        37,981
 *Hutchinson Technology, Inc...........................        19,700       457,409
 *#Hvide Marine, Inc. Class A..........................         7,000        12,797
 *Hycor Biomedical, Inc................................         5,600         8,750
 *Hypercom Corp........................................        11,000        77,687
 *Hyperion Solutions Corp..............................        29,935       466,799
 *Hyseq, Inc...........................................        11,500        38,094
 *I-Stat Corp..........................................        12,200       111,325
 *IA Corp. I...........................................         2,000         3,969
 *ICF Kaiser International, Inc........................        17,900         8,950
 *ICOS Corp............................................        14,700       643,584
 *ICT Group, Inc.......................................        10,400        53,625
 *ICU Medical, Inc.....................................         6,400       114,800
 *IDT Corp.............................................        23,200       512,575
 *IDX Systems Corp.....................................        20,800       497,250
 *IEC Electronics Corp.................................         6,700        24,287
 *IFR Systems, Inc.....................................         7,200        28,350
 *#IGEN, Inc...........................................        13,700       394,731
 *IGI, Inc.............................................         6,200        10,462
 *IHOP Corp............................................        19,800       473,962
 *II-VI, Inc...........................................         6,200        55,994
 *IMC Mortgage Co......................................        28,700         3,803
 IMCO Recycling, Inc...................................        15,400       257,950
 *IMR Global Corp......................................        26,300       552,300
 *IOMED, Inc...........................................         5,200        11,050
 ISB Financial Corp. LA................................         5,400       115,088
 *ISOCOR...............................................        11,800        73,381
 *IT Group, Inc .......................................        28,080       472,095
 *ITC Learning Corp....................................         2,800        12,775
 *ITEQ, Inc............................................        25,354        53,085

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *ITI Technologies, Inc................................         7,500  $    181,875
 *ITLA Capital Corp....................................         5,200        83,850
 *ITT Educational Services, Inc........................        17,800       423,863
 *IVI Checkmate Corp...................................        15,093        44,572
 *Ibis Technology Corp.................................         6,100       121,047
 Ico, Inc..............................................        14,320        18,124
 *Identix, Inc.........................................        25,300       254,581
 *Ikos Systems, Inc....................................         8,700        75,581
 *Il Fornaio (America) Corp............................         4,000        53,625
 *Image Entertainment, Inc.............................        13,100       104,391
 *Imation Corp.........................................        36,600       860,100
 *#Imatron, Inc........................................        71,200        65,637
 *Imclone Systems, Inc.................................        21,900       430,472
 *Immucor, Inc.........................................         6,500        80,031
 *Immulogic Pharmaceutical Corp........................        16,200        30,628
 *#Immune Response Corp. DE............................        23,500       148,344
 *#Immunogen, Inc......................................         8,500        19,922
 *#Immunomedics, Inc...................................        33,800        81,331
 *Impath, Inc..........................................         7,300       200,294
 *Impco Technologies, Inc..............................         6,500        57,687
 *Imperial Credit Industries, Inc......................        33,150       275,559
 Imperial Sugar Co.....................................        25,451       154,297
 *In Focus Systems, Inc................................        20,000       210,625
 *Inacom Corp..........................................        40,744       450,730
 *Incyte Pharmaceuticals, Inc..........................        13,400       347,981
 Independence Holding Co...............................         2,500        27,656
 Independent Bank Corp. MA.............................        13,400       193,881
 #Independent Bank East................................         7,507       128,557
 Indiana Energy, Inc...................................        27,066       598,835
 *Individual Investor Group, Inc.......................         8,500        59,234
 Industrial Bancorp, Inc...............................         4,100        85,075
 *#Industrial Data Systems Corp........................         5,000        13,750
 *Industrial Distribution Group, Inc...................         6,000        40,500
 *Industrial Holdings, Inc.............................        13,000        94,656
 *Inference Corp. Class A..............................         6,400        30,600
 *Infinium Software, Inc...............................        11,200        63,350
 *Infocure Corp........................................        10,300       380,456
 *#Infonautics Corp. Class A...........................         8,500        52,594
 *Information Advantage, Inc...........................         6,468        26,478
 *Information Management Associates, Inc...............         6,800        22,525
 *Information Resource Engineering, Inc................         4,800       114,450
 *Information Resources, Inc...........................        28,200       240,581
 *Infousa, Inc.........................................        14,600        93,531
 *Infousa, Inc. Class B................................        24,800       153,062
 *Infu-tech, Inc.......................................         2,000         2,500
 Ingles Market, Inc. Class A...........................         8,100        97,959
 *Inhale Therapeutic Systems...........................        14,100       373,209
 *Innerdyne, Inc.......................................        19,600        38,587
 *Innodata Corp........................................           600         6,112
 *#Innovative Gaming Corp. of America..................         6,800        15,512
 Innovex, Inc..........................................        13,200       178,200
 *#Inprise Corp........................................        45,800       166,025
 *Input Software, Inc..................................         5,600        31,850
 *Input/Output, Inc....................................        50,400       428,400
 *Insight Enterprises, Inc.............................        21,562       547,136
 *Insignia Financial Group, Inc........................        18,733       229,479
 *Insilco Holding Co...................................           192         4,632
 *Insite Vision, Inc...................................         9,800        12,250
 *Insituform East, Inc.................................         1,700         2,072
 *Insituform Technologies, Inc. Class A................        25,910       431,563
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Inso Corp............................................        13,400  $     91,497
 *Inspire Insurance Solutions, Inc.....................        16,500       288,234
 Insteel Industries, Inc...............................         6,800        58,650
 Instron Corp..........................................         9,600       190,800
 *Insurance Auto Auctions, Inc.........................         9,000       117,000
 *Integra Lifesciences Corp............................         8,750        43,750
 *Integra, Inc.........................................         5,900         8,112
 *IntegraMed America, Inc..............................         3,800        15,200
 *Integrated Device Technology, Inc....................        92,575       731,921
 *Integrated Electrical Services, Inc..................        20,000       301,250
 *Integrated Health Services, Inc......................        27,000       158,625
 *Integrated Measurement System, Inc...................         6,800        75,650
 *Integrated Orthopedics, Inc..........................         5,800         6,525
 *Integrated Silicon Solution, Inc.....................        17,300        45,953
 *Integrated Systems, Inc..............................        21,200       263,675
 *#Intellicall, Inc....................................         8,900        17,244
 *Intellidata Technologies Corp........................        11,300        41,845
 *#Intelligent Medical Imaging, Inc....................         8,000         6,875
 *Intelligent Systems Corp.............................         3,600        11,025
 *#Intelligroup, Inc...................................        12,400        84,087
 *Interactive Flight Technologies, Inc. Class A........         1,100         4,606
 Interchange Financial Services Corp. Saddle Brook.....         5,170        82,397
 *Interdigital Communications Corp.....................        46,000       212,750
 *Interface Systems, Inc...............................         3,400         7,969
 Interface, Inc. Class A...............................        40,900       319,531
 *Interferon Scientific, Inc...........................         2,435           913
 *Intergraph Corp......................................        54,400       433,500
 *Interleaf, Inc.......................................         6,100        35,075
 *Interlink Electronics................................         4,700        33,120
 *Interlinq Software Corp..............................         4,100        32,736
 *Interlott Technologies, Inc..........................         2,200        13,200
 *Intermagnetics General Corp..........................        11,754        91,828
 Intermet Corp.........................................        25,700       358,997
 International Aluminum Corp...........................         2,100        58,537
 *International FiberCom, Inc..........................        10,600        77,844
 *International Microcomputer Software, Inc............         3,900        24,862
 International Multifoods Corp.........................        16,900       371,800
 *International Rectifier Corp.........................        51,500       560,062
 *International Remote Imaging Systems, Inc............         3,000         4,125
 International Shipholding Corp........................         5,225        72,823
 *International Speciality Products, Inc...............        20,000       187,500
 *International Telecommunication Data Systems, Inc....        14,900       190,906
 *International Thoroughbred Breeders, Inc.............         5,800         1,812
 *International Total Services, Inc....................           500         1,906
 *Interneuron Pharmaceuticals, Inc.....................        41,800       121,481
 *Interphase Corp......................................         4,200        60,375
 Interpool, Inc........................................        24,850       312,178
 *Interpore International..............................        12,900        55,833
 *Interstate National Dealers Services, Inc............         4,200        30,187
 *Intertan, Inc........................................        11,500       177,531
 Inter-Tel, Inc........................................        24,100       357,734
 *Intervisual Books, Inc. Class A......................         1,000         1,125
 *Intervoice, Inc......................................        27,500       305,078
 *Intervu, Inc.........................................        10,900       376,731
 Interwest Bancorp.....................................        15,400       312,331

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *#Intevac, Inc........................................        13,900  $     62,550
 Invacare Corp.........................................        25,300       631,709
 Investors Financial Services Corp.....................        16,198       570,473
 Investors Title Co....................................         1,400        28,262
 *Invision Technologies, Inc...........................        11,200        60,550
 *Invivo Corp..........................................         2,600        31,850
 *Ionics, Inc..........................................        14,500       454,031
 *Iridex Corp..........................................         5,800        24,650
 Iroquois Bancorp......................................           400         7,400
 Irwin Financial Corp..................................        17,400       399,113
 *Irwin Naturals/4Health, Inc..........................        21,600        50,625
 Isco, Inc.............................................        14,735        82,884
 *#Isis Pharmaceuticals, Inc...........................        27,000       271,688
 *Isle of Capri Casinos, Inc...........................        19,600       138,119
 *Isolyser Co., Inc....................................        34,010       120,629
 *#Itron, Inc..........................................        13,200       109,313
 *Ivex Packaging Corp..................................        23,000       442,750
 *Iwerks Entertainment, Inc............................         9,824         9,057
 *J & J Snack Foods Corp...............................         8,100       167,063
 *J. Alexander's Corp..................................         4,300        17,738
 *JDA Software Group, Inc..............................        23,400       209,138
 JLG Industries, Inc...................................        39,300       758,981
 *JLK Direct Distribution, Inc. Class A................         5,600        61,600
 *#JMAR Industries, Inc................................        13,800        27,816
 *JPM Co...............................................         5,600        57,750
 JSB Financial, Inc....................................         5,000       256,250
 *JWGenesis Financial Corp.............................         5,000        81,563
 *Jackpot Enterprises, Inc.............................         8,000        66,500
 Jacksonville Bancorp, Inc.............................         1,600        25,400
 *Jaclyn, Inc..........................................         1,300         3,900
 *Jaco Electronics, Inc................................         2,973        11,335
 *Jacobson Stores, Inc.................................         5,200        38,350
 *Jakks Pacific, Inc...................................         7,300       201,891
 *Jan Bell Marketing, Inc..............................        24,800        75,950
 *Jason, Inc...........................................        17,687       149,234
 *Javelin Systems, Inc.................................         6,300        81,506
 *Jean Philippe Fragrances, Inc........................         7,150        58,541
 Jeffbanks, Inc........................................         2,843        72,141
 *Jefferies Group, Inc.................................        11,700       287,381
 Jefferson Savings Bancorp, Inc........................         3,200        39,100
 *Jenna Lane, Inc......................................         1,800         4,050
 *Jennifer Convertibles, Inc...........................         1,300         3,636
 *Jevic Transportation, Inc............................         4,400        44,963
 *Jo-Ann Stores, Inc. Class A..........................         4,500        75,656
 *Jo-Ann Stores, Inc. Class B..........................         3,400        43,563
 *Johnson Worldwide Associates, Inc. Class A...........         6,700        59,881
 *Johnston Industries, Inc.............................         8,100        18,225
 *Johnstown American Industries, Inc...................         8,800       138,050
 *Jones Lang LaSalle, Inc..............................         6,900       194,925
 *Jos. A. Bank Clothiers, Inc..........................         5,400        38,728
 *Joule, Inc...........................................         1,500         3,563
 *Jps Packaging Company................................         3,300        16,088
 *Jumbosports, Inc.....................................        18,000         2,205
 Juno Lighting, Inc....................................        16,700       383,056
 *#Just for Feet, Inc..................................        31,200       236,925
 *Just Toys, Inc.......................................           800         1,050
 Justin Industries, Inc................................        26,300       349,297
 *K & G Men's Center, Inc..............................         9,200       103,213
 K Swiss, Inc. Class A.................................         4,800       276,000
 *#K-Tel International, Inc............................         8,600        53,481
 *K-Tron International, Inc............................         6,200       109,275
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *K-V Pharmaceutical Co. Class A.......................        10,500  $    176,531
 *K-V Pharmaceutical Co. Class B.......................         8,300       143,175
 K2, Inc...............................................        14,900       148,069
 *KBK Capital Corp.....................................         5,000        32,500
 KCS Energy, Inc.......................................        11,700         6,581
 *#KFX, Inc............................................        12,000        19,500
 *KLLM Transport Services, Inc.........................         3,500        23,625
 *KTI, Inc.............................................        11,900       124,578
 *KVH Industries, Inc..................................         4,800        11,700
 *Kaiser Aluminum Corp.................................        79,200       693,000
 *Kaiser Ventures, Inc.................................         9,700       135,800
 Kaman Corp. Class A...................................        20,700       275,569
 *Kaneb Services, Inc..................................        29,000       128,688
 *Kasper A.S.L., Ltd...................................           600         3,488
 Katy Industries, Inc..................................         5,800        95,338
 Kaye Group, Inc.......................................         3,000        21,844
 Keithley Instruments, Inc.............................         1,000         8,625
 *Kelley Oil & Gas Corp................................        69,600        48,938
 *Kellstrom Industries, Inc............................        11,800       213,138
 Kellwood Co...........................................        19,300       458,375
 *Kemet Corp...........................................        59,000       947,688
 *Kendle International, Inc............................        14,600       199,381
 Kennametal, Inc.......................................        26,900       764,969
 *Kennedy-Wilson, Inc..................................         7,500        68,203
 *Kensey Nash Corp.....................................         6,700        66,163
 *Kent Electronics Corp................................        24,500       320,031
 Kentek Information Systems, Inc.......................         4,900        37,822
 *Kentucky Electric Steel, Inc.........................         1,800         5,513
 Kentucky First Bancorp, Inc...........................           200         2,400
 *#Keravision, Inc.....................................        11,400       113,288
 *Kevco, Inc...........................................         4,000        25,000
 Kewaunee Scientific Corp..............................         2,000        19,250
 *Key Energy Group, Inc................................        16,500        52,594
 *Key Production Co., Inc..............................        10,400        88,400
 *Key Technology, Inc..................................         3,300        28,463
 *Key Tronic Corp......................................         7,200        38,475
 *Keystone Automotive Industries, Inc..................        15,940       256,534
 *Keystone Consolidated Industries, Inc................         7,373        53,915
 Kimball International, Inc. Class B...................        24,400       437,675
 *Kimmins Corp.........................................         3,400         4,303
 *Kinark Corp..........................................         6,800        15,300
 *Kinnard Investment, Inc..............................         4,200        16,997
 *Kirby Corp...........................................        17,100       322,763
 *Kit Manufacturing Co.................................           300         2,025
 *Kitty Hawk, Inc......................................        15,200       120,175
 Klamath First Bancorp, Inc............................         9,400       147,463
 Knape & Vogt Manufacturing Co.........................         2,900        45,675
 *Knight Transportation, Inc...........................        13,500       267,469
 *Koala Corp...........................................         2,700        64,125
 *Kofax Image Products, Inc............................         3,700        32,953
 Kollmorgen Corp.......................................         9,000       113,063
 *Komag, Inc...........................................        49,600       187,550
 *Kopin Corp...........................................        11,000       216,563
 *Koss Corp............................................         2,100        25,856
 *Krauses Furniture, Inc...............................        12,000        24,000
 *Kronos, Inc..........................................        11,250       416,953
 *Krug International Corp..............................         1,048         1,703
 *Kulicke & Soffa Industries, Inc......................        21,000       442,313
 *LBP, Inc.............................................         3,200        12,600
 *LCA-Vision, Inc......................................         3,536        42,432
 *LCC International, Inc. Class A......................         5,700        27,075

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *LLEX Oncology, Inc...................................        11,100  $    110,306
 *LLX Resorts, Inc.....................................         2,900         5,800
 LNR Property Corp.....................................        21,600       432,000
 LSB Bancshares, Inc. NC...............................         5,156       102,476
 LSB Industries, Inc...................................        10,700        20,063
 LSI Industries, Inc...................................         9,067       200,607
 LTV Corp..............................................        62,000       379,750
 *LTX Corp.............................................        31,800       284,213
 *#LXR Biotechnology, Inc..............................        14,600         4,563
 *La Jolla Pharmceutical Co............................        17,900        19,298
 *LaBarge, Inc.........................................        14,500        30,813
 LaCrosse Footwear, Inc................................         3,000        24,375
 Lab Holdings, Inc.....................................         3,500        49,219
 Labone, Inc...........................................        11,800       142,338
 *Laboratory Corp. of America Holdings, Inc............        42,500       106,250
 *Labtec, Inc..........................................         1,900         9,975
 Laclede Gas Co........................................        15,100       333,144
 *#Laclede Steel Co....................................         2,700         1,223
 *Ladd Furniture, Inc..................................         7,066       144,853
 *Lai Worldwide, Inc...................................         7,400        43,938
 *Lakeland Industries, Inc.............................         2,000        12,625
 *Lakes Gaming, Inc....................................         9,475       110,739
 Lakeview Financial Corp...............................         4,500        90,703
 *Lam Research Corp....................................         1,100        30,491
 *Lamson & Sessions Co.................................        10,200        59,925
 Lance, Inc............................................        28,400       414,463
 *Lancer Corp..........................................         9,600        75,000
 *Landair Corp.........................................         4,100        19,539
 Landamerica Financial Group, Inc......................        11,550       331,341
 Landauer, Inc.........................................         7,700       213,675
 *Landec Corp..........................................        10,500        39,047
 *Landrys Seafood Restaurants, Inc.....................        28,277       261,562
 *Landstar Systems, Inc................................         9,100       342,956
 *Lanvision Systems, Inc...............................         7,300        10,494
 *Larscom, Inc.........................................         4,000        10,125
 *Laser Vision Centers, Inc............................         3,500       198,188
 *#LaserSight Corporation..............................        12,400       214,288
 *Lason, Inc...........................................        12,000       462,375
 Lawson Products, Inc..................................        10,300       256,213
 Lawter International, Inc.............................        31,600       385,125
 *Layne Christensen Co.................................         9,100        60,856
 *Lazare Kaplan International, Inc.....................         7,300        69,350
 *Leapnet, Inc.........................................        10,900        26,909
 *Learning Tree International, Inc.....................        19,800       209,138
 *#Leasing Solutions, Inc..............................         6,700         7,119
 *Lechters, Inc........................................        15,500        35,844
 *Lecroy Corp..........................................         6,100       105,988
 *Lectec Corp..........................................         1,902         5,944
 Lesco, Inc............................................         7,725       137,119
 *LeukoSite, Inc.......................................         2,000        24,438
 *#Level 8 Systems, Inc................................         6,900        60,591
 *Lexington Global Asset Managers, Inc.................         3,600        11,700
 Libbey, Inc...........................................        15,800       473,013
 *Liberty Bancorp, Inc.................................         2,700        22,528
 Liberty Homes, Inc. Class A...........................           200         1,863
 *Life Financial Corp..................................         5,200        20,638
 *#Life Medical Sciences, Inc..........................         8,900         6,397
 Life USA Holdings, Inc................................        26,800       535,163
 *Lifecell Corp........................................        10,200        42,394
 *Lifecore Biomedical, Inc.............................        16,100       178,609
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Lifeline Systems, Inc................................         4,100  $     76,363
 Lifetime Hoan Corp....................................         9,762        87,858
 *Ligand Pharmaceuticals, Inc. Class B.................        38,277       391,143
 *Lightbridge, Inc.....................................        12,600       127,181
 Lillian Vernon Corp...................................         6,600        84,975
 Lilly Industry, Inc. Class A..........................        20,500       390,781
 *Lindal Cedar Homes, Inc..............................         4,482         9,104
 Lindsay Manufacturer Co...............................        12,100       213,263
 *Liposome Co., Inc....................................        34,200       488,419
 Liqui Box Corp........................................         2,500       133,125
 Litchfield Financial Corp.............................         6,000        98,438
 *Lithia Motors, Inc. Class A..........................         6,100       115,519
 *#Littlefield, Adams & Co.............................           900         2,025
 *Littlefuse, Inc......................................        18,900       378,591
 *Lodgenet Entertainment Corp..........................        10,400       129,350
 *#Lodgian, Inc........................................        21,900       153,300
 *Loehmanns, Inc.......................................         7,100         6,323
 *Loews Cineplex Entertainment Corp....................        28,000       267,750
 *Logic Devices, Inc...................................         5,600        19,425
 *Logility, Inc........................................         8,900        44,222
 *Lojack Corp..........................................        14,500       112,828
 Lone Star Industries, Inc.............................        17,200       612,750
 *Lone Star Steakhouse Saloon..........................        39,000       396,094
 *Lone Star Technologies, Inc..........................        21,800       339,263
 *Long Beach Financial Corp............................        16,100       229,928
 Longview Fibre Co.....................................        48,500       657,781
 *Loronix Information Systems, Inc.....................         3,300        32,794
 *Louis Dreyfus Natural Gas Corp.......................        38,052       742,014
 Luby's Cafeterias, Inc................................        18,900       321,300
 Lufkin Industries, Inc................................         4,600        77,194
 *Lumisy, Inc..........................................         9,100        35,263
 *Lunar Corp...........................................         6,900        57,141
 *Lund International Holdings, Inc.....................         2,200        12,925
 *Lydall, Inc. DE......................................         2,400        28,950
 *Lynch Corp...........................................         2,200       171,050
 *Lynx Therapeutics, Inc...............................         3,000        36,469
 M.A. Hanna Co.........................................        39,000       575,250
 *M.H. Meyerson & Co., Inc.............................         3,500        27,344
 M/A/R/C, Inc..........................................         3,027        45,310
 MAF Bancorp, Inc......................................        23,584       541,695
 *MAI Systems Corp.....................................         9,600        36,600
 *MAXIMUS, Inc.........................................         6,000       178,500
 *MB Financial, Inc....................................         2,800        37,625
 MDC Holdings, Inc.....................................        17,600       347,600
 *MEMC Electronic Materials, Inc.......................        39,100       322,575
 MFB Corp..............................................         1,000        21,438
 *MFRI, Inc............................................         4,400        19,938
 *MGI Pharma, Inc......................................        13,000       136,500
 MI Schottenstein Homes, Inc...........................         7,000       135,625
 *MIM Corp.............................................         9,000        24,469
 MMI Companies, Inc....................................        16,200       279,450
 MOCON, Inc............................................         6,450        37,088
 *MRV Communications, Inc..............................        24,000       280,500
 *MS Carriers, Inc.....................................        11,000       349,938
 *MTI Technology Corp..................................         5,900        52,916
 MTS Systems Corp......................................        16,700       196,225
 MYR Group, Inc........................................         3,110        47,039
 *Mac-Gray Corp........................................        23,100       206,456
 *Mackie Designs, Inc..................................        16,100        80,500
 *MacNeal-Schwendler Corp..............................        12,200        70,150
 *Madden (Steven), Ltd.................................        13,900       148,991
 *Made2Manage Systems, Inc.............................         4,000        41,375

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Madison Gas & Electric Co.............................        14,450  $    304,805
 *Magainin Pharmaceuticals, Inc........................        19,400        30,919
 *Magellan Health Services, Inc........................        31,900       257,194
 *Magnetek, Inc........................................        33,400       338,175
 *#Magnum Hunter Resources, Inc........................        19,900        72,138
 *Mail-Well, Inc.......................................        19,000       281,438
 *Main Street & Main, Inc..............................         8,450        30,103
 Maine Public Service Co...............................           700        10,763
 *#Malibu Entertainment Worldwide, Inc.................        24,000        30,000
 *Mallon Resources Corp................................         5,400        47,250
 *Managed Care Solutions, Inc..........................         2,866        11,106
 *#Manatron, Inc.......................................         1,102         7,611
 *Manchester Equipment Co., Inc........................         7,000        22,750
 *Manhattan Associates, Inc............................         3,300        29,597
 Manitowoc Co., Inc....................................        20,850       708,900
 *Manugistic Group, Inc................................        17,200       155,338
 *Mapics, Inc..........................................        16,300       153,831
 *Mapinfo Corp.........................................         4,800        90,600
 *Marcam Solutions, Inc................................         2,700        19,533
 Marcus Corp...........................................        17,175       215,761
 *Marine Drilling Companies, Inc.......................        47,100       677,063
 *Marine Transport Corp................................         7,540        32,281
 *Mariner Post-Acute Network, Inc......................        70,260       158,085
 *Marisa Christina, Inc................................         6,700         5,234
 Maritrans, Inc........................................         9,700        55,775
 *Mark VII, Inc........................................         4,800        75,900
 *Market Facts, Inc....................................         8,000       250,250
 *Marlton Technologies, Inc............................         5,000        23,438
 Marsh Supermarkets, Inc. Class A......................         1,600        23,800
 Marsh Supermarkets, Inc. Class B......................         3,100        38,750
 *Marshall Industries..................................        16,400       289,050
 *#Martek Biosciences Corp.............................        13,400       141,538
 *Marten Transport, Ltd................................         4,200        55,256
 *Marvel Enterprises, Inc..............................        10,200        90,525
 Massbank Corp. Reading, MA............................         2,433        91,238
 *Mastec, Inc..........................................        22,200       538,350
 *Matec Corp...........................................         1,100         3,988
 *Material Sciences Corp...............................        20,500       228,063
 *Mathsoft, Inc........................................         6,300        19,983
 *Matlack Systems, Inc.................................         7,500        38,906
 *Matria Healthcare, Inc...............................        33,200       197,125
 *Matritech, Inc.......................................        21,800        29,975
 *Matrix Pharmaceutical, Inc...........................        19,600        92,181
 *Matrix Service Co....................................         7,500        29,531
 Matthews International Corp.
   Class A.............................................        12,000       349,500
 *Matthews Studio Equipment Group......................         8,800        90,475
 *Mattson Technology, Inc..............................        13,300        95,594
 *Maverick Tube Corp...................................        13,900       180,266
 *Max & Ermas Restaurants, Inc.........................         2,037        14,768
 *Maxco, Inc...........................................         1,900        12,706
 *Maxicare Health Plans, Inc...........................        16,100        79,997
 *Maxim Group, Inc.....................................        13,200       118,800
 *#Maxim Pharmaceuticals, Inc..........................         9,300        94,163
 *Maxwell Shoe Company, Inc............................         8,000        67,500
 *Maxwell Technologies, Inc............................         6,700       151,588
 *Maxxam, Inc..........................................         5,200       318,500
 *Maxxim Medical, Inc..................................        12,000       190,500
 *Maynard Oil Co.......................................         3,100        30,225
 *Mays (J.W.), Inc.....................................           200         1,400
 *Mazel Stores, Inc....................................         8,200        77,900
 *McClain Industries, Inc..............................           266         1,471
                                                               SHARES        VALUE+
                                                         ------------  ------------
 McGrath Rent Corp.....................................        12,100  $    228,388
 *McMoran Exploration Co...............................         7,896       142,622
 *McNaughton Apparel Group, Inc........................         6,000        36,375
 *McWhorter Technologies, Inc..........................         8,200       113,775
 *Meade Instruments Corp...............................         5,500        73,563
 *Meadow Valley Corp...................................         2,200        10,175
 Meadowbrook Insurance Group, Inc......................        10,100       136,350
 *Measurement Specialties, Inc.........................         2,500        31,250
 *Mechanical Dynamics, Inc.............................         4,300        27,413
 *Mecon, Inc...........................................         5,400        44,550
 *Medaphis Corp........................................        70,400       349,800
 *Medar, Inc...........................................         5,400        11,728
 *Medarex, Inc.........................................        28,400       118,038
 *Medco Research, Inc..................................         9,500       223,250
 Medford Bancorp, Inc..................................         7,000       115,500
 *Media 100, Inc.......................................         7,000        47,031
 *Media Arts Group, Inc................................        16,800       116,550
 *#Media Logic, Inc....................................         2,400           750
 *Medialink Worldwide, Inc.............................         6,700       108,456
 *Medical Action Industries, Inc.......................         5,200        15,438
 *Medical Alliance, Inc................................         5,200        13,975
 *Medical Assurance, Inc...............................        17,427       486,867
 *Medical Graphics Corp................................         1,500         2,016
 *Medical Manager Corp.................................        19,400       959,088
 *#Medical Resources, Inc..............................         5,283        11,061
 *Medicalcontrol, Inc..................................         3,500        29,531
 *Medicore, Inc........................................         3,800         4,038
 *Medirisk, Inc........................................         5,600        57,925
 *Medpartners, Inc.....................................         9,500        55,219
 *#Medplus, Inc........................................         4,500         8,719
 *Medstone International, Inc..........................         5,800        42,231
 *Melita International Corp............................        12,500       181,641
 *Memberworks, Inc.....................................        14,100       630,094
 Mentor Corp. MN.......................................        25,900       412,781
 *Mentor Graphics Corp.................................        35,900       452,116
 Merchants Bancorp, Inc................................         2,100        58,144
 Merchants Bancshares, Inc.............................         2,700        62,606
 Merchants Group, Inc..................................         1,300        28,438
 Merchants New York Bancorp, Inc.......................           800        27,100
 *Mercury Air Group, Inc...............................         5,800        38,425
 *Meridian Data, Inc...................................         7,100        53,694
 Meridian Diagnostics, Inc.............................        12,900        99,975
 Meridian Insurance Group, Inc.........................         2,970        49,191
 *Meridian Medical Technology, Inc.....................         2,400        14,475
 *Meridian Resource Corp...............................        59,172       318,050
 *Merisel, Inc.........................................        11,900        27,705
 *Merit Medical Systems, Inc...........................         5,200        30,388
 *Merix Corp...........................................         5,200        31,200
 Merrill Corp..........................................        14,500       218,859
 *Merrimac Industries, Inc.............................           660         4,620
 *Mesa Air Group, Inc..................................        30,100       198,472
 *Mesa Labs, Inc.......................................         2,700        12,572
 *Mesaba Holdings, Inc.................................        17,850       264,961
 *Messagemedia, Inc....................................        27,800       247,594
 *Mestek, Inc..........................................         4,200        85,575
 *Meta Group, Inc......................................        10,400       143,325
 *Metacreations Corp...................................        21,300       125,803
 *Metal Management, Inc................................        36,421        67,151
 *Metals USA, Inc......................................        30,500       350,750
 *Metatec Corp. Class A................................         5,300        23,684
 *Met-Coil Systems Corp................................         1,000         4,125
 Methode Electronics, Inc. Class A.....................        30,800       564,988

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Methode Electronics, Inc. Class B.....................           500  $      9,094
 Met-Pro Corp..........................................        11,175       146,672
 *Metra Biosystems, Inc................................        10,100        10,889
 *#Metricom, Inc.......................................        16,700       164,913
 *Metrika System Corp..................................         3,000        28,688
 *Metro Networks, Inc..................................         3,400       193,163
 *Metro One Telecommunications, Inc....................         9,900       150,047
 *Metrocall, Inc.......................................        36,985       108,066
 *Metrologic Instruments, Inc..........................         4,900        58,800
 *Metromedia International Group, Inc..................        62,200       517,038
 *Metrotrans Corp......................................         1,600         3,900
 Metrowest Bank MA.....................................        12,800        76,000
 *Michael Anthony Jewelers, Inc........................         5,800        22,838
 Michael Foods, Inc....................................        19,058       446,672
 *Michaels Stores, Inc.................................        36,800       986,700
 *Micrion Corp.........................................         3,300        39,600
 *Micro Linear Corp....................................         9,600        34,650
 *Micro Warehouse, Inc.................................        31,400       487,681
 *Microage, Inc........................................        18,150       101,527
 *Microcide Pharmaceuticals, Inc.......................         9,300        39,089
 *Micrografx, Inc......................................         8,200        54,581
 *Micros Systems, Inc..................................        14,400       451,800
 *Micros to Mainframes, Inc............................         3,100        12,691
 *Microsemi Corp.......................................        10,600       103,019
 *Microtest, Inc.......................................         7,900        20,984
 *Micro-Therapeutics, Inc..............................         6,000        51,375
 *Microtouch Systems, Inc..............................         7,300       107,219
 *Microware Systems Corp...............................        11,600        20,663
 *Microwave Power Dynamics, Inc........................        10,100       152,763
 Mid America Banccorp..................................         9,010       218,493
 *Mid Atlantic Medical Services, Inc...................        56,800       589,300
 Midas, Inc............................................        12,050       377,316
 Midcoast Energy Resources, Inc........................         5,625        91,406
 *Middleby Corp........................................        10,300        49,891
 Middlesex Water Co....................................         3,400        80,644
 Midland Co............................................         3,300        80,850
 *Midway Airlines Corp.................................         8,500        87,656
 *Midway Games, Inc....................................        34,070       361,994
 *Midwest Express Holdings, Inc........................        11,275       337,545
 *Midwest Grain Products, Inc..........................         7,600        70,775
 Mikasa, Inc...........................................        16,400       182,450
 *Mikohn Gaming Corp...................................         8,900        33,931
 *#Milestone Scientific, Inc...........................         6,900         9,488
 *Millennium Pharmaceuticals, Inc......................         2,800       105,875
 *Miller Building Systems, Inc.........................         3,200        19,000
 *Miller Industries, Inc...............................        42,000       202,125
 *Miltope Group, Inc...................................        11,000        12,719
 Mine Safety Appliances Co.............................         1,900       120,056
 Minntech Corp.........................................         4,700        65,066
 Minuteman International, Inc..........................         1,000         9,188
 *#Miravant Medical Technologies.......................        13,700       103,178
 Mississippi Chemical Corp.............................        24,642       237,179
 *Mitcham Industries, Inc..............................         7,900        33,698
 Mitchell Energy & Development Corp. Class A...........         1,100        17,600
 Mitchell Energy & Development Corp. Class B...........           800        12,900
 *Mity-Lite, Inc.......................................         2,200        41,663
 Mobile America Corp...................................         6,100        23,447
 *Mobile Mini, Inc.....................................         6,500        85,313
 *Mobius Management Systems, Inc.......................         7,000        59,500
 *#Modacad, Inc........................................         4,700        45,972
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Modtech Holdings, Inc................................         7,657  $     68,913
 *Molecular Biosystems, Inc............................        16,700        41,750
 *Molecular Devices Corp...............................         5,600       137,550
 *Monaco Coach Corp....................................        11,175       335,250
 *Monarch Casino and Resort, Inc.......................         6,300        37,209
 *Monarch Dental Corp..................................         9,700        34,859
 Monarch Machine Tool Co...............................         3,400        29,963
 *Mondavi (Robert) Corp. Class A.......................         6,400       216,200
 *Monro Muffler Brake, Inc.............................         6,641        56,241
 Monterey Bay Bancorp, Inc.............................         2,125        30,813
 *Monterey Pasta Co....................................         7,000        17,719
 *Moog, Inc. Class A...................................         5,050       138,559
 *Moog, Inc. Class B...................................           600        22,388
 *Moore Medical Corp...................................         2,700        28,519
 Moore Products Co.....................................         2,200        51,425
 Morgan Keegan, Inc....................................        29,400       542,063
 *Morgan Products, Ltd.................................         9,100        33,841
 *Morgan's Foods, Inc..................................           900         4,163
 Morrison Health Care, Inc.............................        10,833       211,921
 *Morrison Knudsen Corp................................        47,900       476,006
 *Morrow Snowboards, Inc...............................         1,000           219
 *Morton Industrial Group, Inc.
   Class A.............................................         1,000         7,656
 *Morton's Restaurant Group, Inc.......................         5,300        93,413
 *Mosaix, Inc..........................................        10,300       107,184
 *#Mossimo, Inc........................................        13,500       123,188
 *Mother's Work, Inc...................................         3,300        36,919
 *Motivepower Industries, Inc..........................        24,000       406,500
 *Motor Car Parts & Accessories, Inc...................         6,100        35,266
 *Motor Club of America................................           700         8,859
 Movado Group, Inc.....................................         9,050       218,331
 *Movie Gallery, Inc...................................        11,500        70,797
 *Multi Color Corp.....................................         1,000         6,719
 *Multiple Zones International, Inc....................        11,000        97,625
 *Musicland Stores Corp................................        31,800       282,225
 *Mutual Savings Bank FSB Bay City, MI.................         3,000        38,719
 Myers Industries, Inc.................................        16,461       376,545
 *Mylex Corp...........................................        24,800       130,975
 *Myriad Genetics, Inc.................................         8,400        86,625
 *Mysoftware Co........................................         4,000        67,375
 *N & F Worldwide Corp.................................        18,600       144,150
 *NABI, Inc............................................        35,200       100,100
 NBT Bancorp...........................................        11,284       234,143
 *NBTY, Inc............................................        64,400       405,519
 NCH Corp..............................................         6,200       340,225
 *NCI Building Systems, Inc............................        14,800       373,700
 *NCS Healthcare, Inc..................................        11,700       159,413
 *NFO Worldwide, Inc...................................        23,000       326,313
 NL Industries, Inc....................................        10,000       106,250
 NN Ball & Roller, Inc.................................        12,300        69,188
 *NPC International, Inc...............................        22,000       383,625
 *NPS Pharmaceuticals, Inc.............................        11,100        77,700
 *NTN Communications, Inc..............................         2,293         1,720
 NUI Corp..............................................        10,800       268,650
 NYMAGIC, Inc..........................................         7,600        95,000
 *Nabors Industries, Inc...............................         3,001        60,020
 *Nanometrics, Inc.....................................         7,000        48,563
 *Napco Security Systems, Inc..........................         2,150         6,181
 *#Napro Biotherapeutics, Inc..........................         9,500        20,039
 Nash Finch Co.........................................        10,200        94,988
 *Nashua Corp..........................................         4,800        54,600

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Nastech Pharmaceutical Co., Inc......................         5,100  $     13,547
 *Nathans Famous, Inc..................................         1,900         7,184
 *National Beverage Corp...............................        18,500       152,625
 *National City Bancorp................................         6,189       123,780
 National City Bankshares, Inc.........................         4,466       112,208
 *National Dentex Corp.................................         3,000        47,063
 *National Discount Brokers Group, Inc.................        10,500       488,250
 *National Home Centers, Inc...........................         3,000         3,750
 *National Home Health Care Corp.......................         3,815        16,571
 National Penn Bancshares, Inc.........................        11,928       270,244
 National Presto Industries, Inc.......................         5,100       190,294
 *National Processing, Inc.............................        30,300       181,800
 *National Record Mart, Inc............................         4,200        31,631
 *National Research Corp...............................         4,500        12,094
 *National RV Holdings, Inc............................        20,700       531,731
 *National Standard Co.................................         6,500        38,594
 National Steel Corp. Class B..........................        23,000       175,375
 National Technical Systems, Inc.......................         7,500        33,750
 *National Techteam, Inc...............................        12,300        65,728
 *National Western Life Insurance Co. Class A..........         1,000        96,438
 *Natural Alternatives International, Inc..............         4,800        17,250
 *Natural Microsystems Corp............................        10,200        62,475
 *Natural Wonders, Inc.................................         5,700        21,197
 Natures Sunshine Products, Inc........................        22,759       283,065
 *Nautica Enterprises, Inc.............................        30,000       485,625
 *#Navarre Corp........................................        18,400       223,100
 *Navigant International, Inc..........................         9,500        77,039
 *Navigators Group, Inc................................         3,200        45,600
 *Neff Corp. Class A...................................        20,500       270,344
 Nelson (Thomas), Inc..................................        11,400       111,863
 *Neogen Corp..........................................         3,700        26,131
 *Neopath, Inc.........................................        13,100        51,991
 *#Neopharm, Inc.......................................         8,000       126,000
 *Neorx Corp...........................................        17,225        24,492
 *Neose Technologies, Inc..............................         8,600        94,331
 *#Neotherapeutics, Inc................................         3,300        42,281
 *Netmanage, Inc.......................................        62,145       164,102
 *Netopia, Inc.........................................        11,300       317,106
 *Netrix Corp..........................................        13,000        43,063
 *Netspeak Corp........................................        11,300       117,944
 *Network Computing Devices, Inc.......................        13,900        66,025
 *Network Equipment Technologies, Inc..................        20,100       208,538
 *Network Peripherals, Inc.............................        11,100       160,603
 *Network Six, Inc.....................................           275         1,392
 *Neurobiological Technologies, Inc....................         2,700         3,291
 *Neurocrine Biosciences, Inc..........................        16,300        88,631
 *Neurogen Corp........................................        11,500       143,031
 *New Brunswick Scientific Co., Inc....................         3,473        32,559
 *New Century Financial Corp...........................        13,000       189,719
 New England Business Services, Inc....................        12,000       326,250
 New England Community Bancorp, Inc. Class A...........         4,770        93,313
 New Hampshire Thrift BancShares, Inc..................           200         2,763
 *New Horizons Worldwide, Inc..........................         6,000       120,375
 New Jersey Resources Corp.............................        13,800       520,950
 *New Mexico & Arizona Land Co.........................         6,258        46,935
 *Newcor, Inc..........................................         2,940        13,965
 Newmil Bancorp, Inc...................................         3,500        35,219
 *Newpark Resources, Inc...............................        65,100       585,900
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Newport Corp..........................................         8,200  $    124,538
 *Newsedge Corp........................................        15,450       130,842
 *Nexstar Pharmaceuticals, Inc.........................        25,696       445,665
 *Nexthealth, Inc......................................         3,400         3,719
 *#Niagara Corp........................................         7,400        52,956
 *Nichols Research Corp................................        11,950       243,481
 *Nine West Group......................................        32,300       896,325
 *Nitches, Inc.........................................           785         2,649
 *Nitinol Medical Technologies, Inc....................         9,000        28,125
 *Nobel Learning Communities, Inc......................         5,400        29,700
 *Nobility Homes.......................................         5,475        48,420
 *Noel Group, Inc......................................         8,000         5,250
 Noland Co.............................................           200         3,963
 *Noodle Kidoodle, Inc.................................         6,800        43,988
 Norrell Corp..........................................        24,500       454,781
 *Norstan, Inc.........................................         9,400       106,044
 *Nortek, Inc..........................................        10,400       318,500
 *North American Scientific, Inc.......................         6,000        43,875
 North Carolina Natural Gas Corp.......................         9,100       306,556
 North Central Bancshares, Inc.........................         2,700        48,094
 Northeast Bancorp.....................................           900         9,450
 Northern Technologies International...................         2,700        16,200
 *Northfield Laboratories, Inc.........................        15,300       184,556
 Northland Cranberries, Inc. Class A...................        16,400       148,113
 Northrim Bank.........................................         1,695        18,380
 Northwest Bancorp, Inc................................        42,200       399,581
 Northwest Natural Gas Co..............................        21,650       519,600
 *Northwest Pipe Co....................................         4,700        80,781
 *Northwest Teleproductions, Inc.......................           200           138
 Northwestern Corp.....................................        18,400       483,000
 *Northwestern Steel & Wire Co.........................        18,500        22,547
 *Novacare Employee Services, Inc......................         4,000        18,750
 *Novacare, Inc........................................        60,000       127,500
 *Novadigm, Inc........................................        16,500       124,266
 *Novametrix Medical Systems, Inc......................         6,100        26,306
 *Novavax, Inc.........................................        11,900        49,831
 *Noven Pharmaceuticals, Inc...........................        19,300       118,213
 *Novitron International, Inc..........................         1,430         1,877
 *Nstor Technology.....................................        11,400        34,200
 *Nu Horizons Electronics Corp.........................         7,900        48,881
 *Nuevo Energy Co......................................        16,200       247,050
 *Number Nine Visual Technology Corp...................         2,200         5,569
 *Numerex Corp. Class A................................         8,300        30,866
 *Nutramax Products, Inc...............................         3,300        12,994
 *Nutrition for Life International, Inc................         2,700         5,948
 *O'Charleys, Inc......................................        20,750       271,047
 O'Sullivan Corp.......................................        13,000       115,375
 *O'Sullivan Industries Holdings, Inc..................        12,800       212,800
 *O.I. Corp............................................         2,600        12,431
 *OAO Technology Solutions, Inc........................        10,000        40,625
 *ODS Networks, Inc....................................        16,700        57,406
 OEA, Inc..............................................        18,500       186,156
 *OEC Medical Systems, Inc.............................        11,500       274,563
 *OMI Corp.............................................        22,900        60,113
 *OMNI Energy Services Corp............................         4,600        20,125
 *ORBIT/FR, Inc........................................         2,700         7,678
 *OSI Pharmaceutical, Inc..............................        18,300       100,650
 *OSI Systems, Inc.....................................         1,700         9,138
 *OTR Express, Inc.....................................           200           725
 Oak Hill Financial, Inc...............................         1,000        19,063
 *Oak Industries, Inc..................................        15,800       761,363

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Oak Technology, Inc..................................        37,700  $    131,361
 *Oakley, Inc..........................................        56,500       459,063
 *Object Design, Inc...................................        30,300       108,891
 *Objective Systems Integrators, Inc...................        28,300        80,920
 *Objectshare, Inc.....................................         8,300         9,467
 *Ocean Energy, Inc....................................        15,000       148,125
 Ocean Financial Corp..................................        12,400       217,388
 *Oceaneering International, Inc.......................        25,200       389,025
 *Ocular Sciences, Inc.................................        10,300       315,116
 *Ocwen Financial Corp.................................        23,100       200,681
 *Odetics, Inc. Class A................................           300         2,541
 *Odwalla, Inc.........................................         3,500        28,219
 *Offshore Logistics, Inc..............................        19,700       222,241
 Oglebay Norton Co.....................................         4,400       107,525
 Oil-Dri Corp. of America..............................         4,000        61,500
 *Old Dominion Freight Lines, Inc......................         7,200        84,600
 *Old Guard Group, Inc.................................         3,400        44,306
 Olsten Corp...........................................        45,000       399,375
 *Olympic Steel, Inc...................................        10,000        76,875
 Omega Financial Corp..................................         7,150       251,144
 *Omega Health System, Inc.............................         7,200        54,675
 *Omega Protein Corp...................................         5,500        33,688
 *Omega Worldwide, Inc.................................        10,000        42,813
 *#Omnipoint Corp......................................        42,900       746,728
 *Omtool, Ltd..........................................        17,000        64,813
 *On Assignment, Inc...................................         9,700       250,988
 *On Command Corp......................................        15,600       217,913
 *On Technology Corp...................................         1,700         2,577
 *On-Point Technology Systems, Inc.....................         7,900        22,959
 *#Oncor, Inc..........................................        20,800         1,014
 *One Price Clothing Stores, Inc.......................         9,400        38,628
 Oneida, Ltd...........................................        15,050       386,597
 *Onhealth Network Company.............................         3,800        43,225
 *#Onsale, Inc.........................................        16,200       314,381
 *Ontrack Data International, Inc......................         7,900        36,784
 *Onyx Acceptance Corp.................................         4,900        38,741
 *Onyx Pharmacueticals, Inc............................        10,300        83,044
 *Open Market, Inc.....................................        39,200       487,550
 *Openroute Networks, Inc..............................        12,300        44,203
 *Opinion Research Corp................................         1,700         9,138
 *Opta Food Ingredients, Inc...........................        10,000        32,656
 *Optek Technology, Inc................................         5,600       141,050
 *Opti, Inc............................................         8,600        54,556
 *#Optical Cable Corp..................................        21,800       241,163
 Optical Coating Laboratory, Inc.......................        11,000       714,313
 *Optical Sensors, Inc.................................         7,100         7,766
 *Optika Imaging Systems, Inc..........................         5,900        36,138
 *Option Care, Inc.....................................         8,400        19,688
 Orange & Rockland Utilities, Inc......................         8,700       506,231
 *Orange Co., Inc......................................         9,400        48,175
 *Orbit International Corp.............................         3,800         4,038
 *Orcad, Inc...........................................         8,400        69,563
 Oregon Steel Mills, Inc...............................        23,200       317,550
 Oregon Trail Financial Corp...........................         4,200        54,469
 *#Organogenesis, Inc..................................        26,576       293,997
 *#Oriole Homes Corp. Class A Convertible..............           800         1,525
 *Oriole Homes Corp. Class B...........................         2,000         3,750
 *Orleans Homebuilders, Inc............................         2,000         3,750
 *Oroamerica, Inc......................................         5,700        43,641
 *Orphan Medical, Inc..................................         4,585        31,379
 *Ortel Corp...........................................        11,100       119,325
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Orthodontic Centers of America, Inc..................        13,900  $    167,669
 *Orthologic Corp......................................        22,800        60,919
 Oshkosh B'Gosh, Inc. Class A..........................        16,200       319,950
 Oshkosh Truck Corp. Class B...........................         6,400       253,200
 *Oshman's Sporting Goods, Inc.........................         4,100        10,763
 *#Osicom Technologies, Inc............................         6,100        56,425
 *Osmonics, Inc........................................        13,100       153,925
 *Osteotech, Inc.......................................        10,200       361,463
 *Ostex International, Inc.............................        10,000        12,969
 Ottawa Financial Corp.................................         4,525       101,813
 Otter Tail Power Co...................................        10,200       398,438
 *Outlook Group Corp...................................         1,800         6,863
 *Outsource International, Inc.........................         6,900        30,942
 *Overland Data........................................         3,000        18,938
 Overseas Shipholding Group, Inc.......................        16,200       202,500
 Owens & Minor, Inc....................................        27,500       299,063
 Owosso Corp...........................................           300         1,575
 Oxford Industries, Inc................................         7,800       216,450
 *#Oxigene, Inc........................................         9,400        90,475
 *P&F Industries, Inc. Class A.........................         1,300        12,919
 *P-Com, Inc...........................................        52,100       230,380
 *PAM Transportation Services, Inc.....................         6,600        59,813
 *PC Quote, Inc........................................        12,000       101,250
 *PC Service Source, Inc...............................         4,900        18,681
 *#PHP Healthcare Corp.................................        11,000           550
 *PIA Merchandising Services, Inc......................           500         1,281
 *PJ America, Inc......................................         4,000        93,875
 *PLM International, Inc...............................         5,100        30,600
 *PMR Corp.............................................         6,700        26,172
 *PPT Vision, Inc......................................         4,200        19,950
 *PRI Automation, Inc..................................        17,800       436,100
 *PS Group Holdings, Inc...............................         3,000        33,000
 *PSC, Inc.............................................         8,900        89,000
 *PSW Technologies, Inc................................         8,000        25,875
 PXRE Corp.............................................        12,120       225,735
 *#Pacific Aerospace and Electronics, Inc..............        12,200        20,397
 Pacific Crest Capital, Inc............................         1,060        16,894
 *Pacific Gateway Exchange, Inc........................        15,300       601,959
 *Pacific Sunwear of California, Inc...................        18,900       709,931
 *Pagasus Systems, Inc.................................         8,500       295,641
 *Pagemart Wireless, Inc. Class A......................        27,500       125,469
 *Paging Network, Inc..................................        48,400       160,325
 *Pairgain Technologies, Inc...........................         7,800        96,281
 *#Palatin Technologies, Inc...........................            62           304
 *Palm Harbor Homes, Inc...............................        19,169       410,935
 *Pameco Corp..........................................         2,800        21,875
 *Pamida Holdings Corp.................................         4,000        45,000
 Pamrapo Bancorp, Inc..................................         2,300        53,044
 Panaco, Inc...........................................        18,100        13,858
 *Pancho's Mexican Buffet, Inc.........................         1,666         6,404
 *Panera Bread CO......................................         7,200        50,400
 *Par Technology Corp..................................         7,500        48,750
 *Paracelsus Healthcare Corp...........................        44,100        49,613
 *Paragon Trade Brands, Inc............................         7,100        17,750
 *Parallel Petroleum Corp..............................        12,800        25,000
 *#Paravant, Inc.......................................         6,500        15,133
 *Parexel International Corp...........................        18,800       449,438
 Paris Corp............................................           200           444
 Park Electrochemical Corp.............................        10,300       246,556
 *Parker Drilling Co...................................        24,000        75,000
 *#Parkervision, Inc...................................         9,100       279,825

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Park-Ohio Holdings Corp..............................         7,934  $    128,432
 Parkvale Financial Corp...............................         3,050        64,241
 *Parlex Corp..........................................         3,900        54,113
 *Parlux Fragrances, Inc...............................         8,100        16,453
 *Pathogenesis Corp....................................        13,000       184,031
 *#Patient Infosy......................................         2,600         6,378
 Patina Oil & Gas Corp.................................        16,834        86,274
 Patrick Industries, Inc...............................         4,700        61,100
 *Patterson Energy, Inc................................        27,780       230,487
 *Paul Harris Stores, Inc..............................         9,700        62,747
 Paula Financial, Inc..................................         6,200        53,281
 *Paul-Son Gaming Corp.................................         2,000        12,063
 *Paxar Corp...........................................        44,015       398,886
 *Paxson Communications Corp...........................        47,200       610,650
 *Payless Cashways, Inc................................           159           328
 *Paymentech, Inc......................................        23,700       593,981
 *Peapod, Inc..........................................        15,300       137,222
 *Pediatric Services of America, Inc...................         4,800         7,350
 *#Pediatrix Medical Group, Inc........................        12,000       270,750
 Peerless Manufacturing Co.............................           200         2,131
 *Pegasus Communications Corp. Class A.................         9,100       429,406
 *Pegasystems, Inc.....................................        22,900       192,503
 Penford Corp..........................................         6,600        86,831
 Penn Engineering & Manufacturing Corp. Class A........           600        11,738
 Penn Engineering & Manufacturing Corp. Non-voting.....         7,500       161,250
 *Penn National Gaming, Inc............................        12,600       117,731
 *#Penn Traffic Co.....................................         9,300         2,046
 *Penn Treaty American Corp............................         7,000       176,313
 Penn Virginia Corp....................................         8,200       158,875
 Penn-America Group, Inc...............................         8,450        92,950
 #Penncorp Financial Group, Inc........................        23,300        13,106
 Pennfed Financial Services, Inc.......................         6,800        99,025
 Pennsylvania Enterprises, Inc.........................         8,500       246,500
 *Penske Motorsports, Inc..............................        11,400       558,956
 *Pentacon, Inc........................................         5,000        24,688
 *Penton Media, Inc....................................        15,800       316,988
 *Penwest Pharmaceuticals Company......................         6,600        57,750
 Peoples Bancor........................................        38,700       402,722
 Peoples Bancorp, Inc..................................           300         5,869
 Peoples Bancshares, Inc. Massachusetts................         2,500        48,594
 *Peoples Choice TV Corp...............................         6,350        59,333
 *Perceptron, Inc......................................         7,050        35,691
 *Performance Food Group Co............................        10,800       258,188
 *Performance Technologies, Inc........................         5,800        85,188
 *Perfumania, Inc......................................         5,200        18,038
 *Pericom Semiconductor Corp...........................         7,000        58,406
 *Perini Corp..........................................         4,900        24,500
 *Periphonics Corp.....................................        11,900       127,181
 *Perrigo Co...........................................        67,200       615,300
 *Personnel Group of America, Inc......................        29,500       335,563
 *Pervasive Software, Inc..............................        12,000       202,875
 *Petco Animal Supplies, Inc...........................        18,956       267,161
 *Petrocorp, Inc.......................................         6,900        41,400
 *Petroglyph Energy, Inc...............................         4,400        11,963
 *Petroleum Development Corp...........................        13,600        61,838
 *#Pharmaceutical Marketing Services, Inc..............        12,600       186,638
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Pharmaceutical Products Development Service Co.......        18,870  $    501,234
 *Pharmaceutical Resources, Inc........................        24,200       186,038
 *Pharmacopeia, Inc....................................        17,000       150,344
 *Pharmacyclics........................................        11,100       206,044
 *Pharmanetics, Inc....................................         6,100        27,450
 *Pharmchem Laboratories, Inc..........................         4,400        11,413
 *Phar-Mor, Inc........................................        14,200        67,894
 *#Pharmos Corp........................................         6,200        10,269
 *#Philadelphia Consolidated Holding Corp..............         9,800       233,669
 Philadelphia Suburban Corp............................        29,687       653,114
 *Phillips (R.H.), Inc.................................         4,600        15,094
 Phillips-Van Heusen Corp..............................        15,000       131,250
 *Phoenix Gold International, Inc......................         1,000         2,500
 *Phoenix International Life Sciences, Inc.............           775         6,547
 *Phoenix International, Ltd...........................         6,000        37,688
 Phoenix Investment Partners, Ltd......................        40,400       396,425
 *Phoenix Network, Inc. (Escrow Shares)................        10,200             0
 *Phoenix Technologies, Ltd............................        21,287       231,496
 *Phonetel Technologies, Inc...........................        13,200         1,043
 *Photo Control Corp...................................         1,000         1,688
 *Photon Dynamics, Inc.................................         6,500        57,789
 *Photran Corp.........................................         1,100             0
 *Photronics, Inc......................................        22,000       435,875
 *Phycor, Inc..........................................        60,900       427,252
 *Phymatrix Corp.......................................        30,000        49,219
 *Physician Computer Network, Inc......................        46,100        20,146
 *Physician Reliance Network, Inc......................        47,700       445,697
 Piccadilly Cafeterias, Inc............................         9,500       100,938
 *Pico Holdings, Inc...................................         6,661       134,885
 *Picturetel Corp......................................        39,700       351,097
 *Pierce Leahy Corp....................................        13,200       327,525
 *Piercing Pagoda, Inc.................................         6,800        83,300
 *Pilgrim America Capital Corp.........................         3,600        71,550
 Pilgrim Pride Corp....................................        24,000       496,500
 Pillowtex Corp........................................        13,717       222,901
 *Pinnacle Global Group, Inc...........................         1,400         8,575
 *Pinnacle Systems, Inc................................         9,100       468,081
 Pioneer Group, Inc....................................        22,900       400,750
 Pioneer Standard Electronics, Inc.....................        18,900       184,866
 Pitt-Des Moines, Inc..................................         7,200       181,800
 Pittston Co. Burlington Group.........................         2,000        21,625
 Pittston Co. Minerals Group...........................        10,700        16,050
 *Plains Resources, Inc................................        13,700       235,469
 *Planar Systems, Inc..................................         8,600        69,338
 *#Planet Hollywood, Inc...............................       124,000       108,500
 *Plasma-Therm, Inc....................................         9,800        30,013
 *Play By Play Toys and Novelties, Inc.................         5,900        30,975
 *Playboy Enterprises, Inc. Class A....................         3,800        96,425
 *Playboy Enterprises, Inc. Class B....................        15,036       437,924
 *Playcore, Inc........................................         3,936        23,124
 *Players International, Inc...........................        27,550       179,936
 *Plexus Corp..........................................        11,700       358,313
 *#Pluma, Inc..........................................         6,600           825
 Pocahontas Bancorp, Inc...............................         4,400        31,625
 #Pogo Producing Co....................................        32,117       588,143
 *Polycom, Inc.........................................        26,500       677,406
 *Polymedica Industries, Inc...........................         7,100        61,459
 *Polymer Group, Inc...................................        37,500       459,375

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Pomeroy Computer Resource, Inc.......................        10,375  $    147,844
 *Pool Energy Services Co..............................        18,900       315,984
 Pope & Talbot, Inc....................................        13,400       134,000
 *Porta Systems Corp...................................         6,680        12,943
 *#Possis Medical, Inc.................................        11,200       122,150
 *Powell Industries, Inc...............................         5,300        52,669
 *Powercerv Corp.......................................        10,600        23,188
 *Powerhouse Technologies, Inc.........................         8,700       160,678
 *Power-One, Inc.......................................         7,700       125,847
 *Powertel, Inc........................................        24,300       602,944
 *Powerwave Technologies, Inc..........................        15,400       355,163
 *Praegitzer Industries, Inc...........................         9,500        51,656
 *Prandium, Inc........................................        21,564        12,615
 *Precision Response, Corp.............................        19,200       112,800
 *Precision Standard, Inc..............................           950         3,800
 Premier Bancshares, Inc...............................         3,800        79,088
 *#Premier Laser Systems, Inc. Class A.................         9,900        23,977
 Premier National Bancorp..............................         6,138       105,113
 *Premiere Technologies, Inc...........................        41,300       634,988
 *Premisys Communications, Inc.........................        22,800       197,363
 *Premiumwear, Inc.....................................         1,400         7,788
 *Pre-Paid Legal Services, Inc.........................        19,200       510,000
 Presidential Life Corp................................        26,400       484,275
 *Presstek, Inc........................................        28,900       203,203
 *#Preview Travel, Inc.................................         8,000       138,500
 *Price Communications Corp............................        40,258       573,677
 *Pricesmart, Inc......................................         3,500        88,375
 *Pride International, Inc.............................        42,100       439,419
 *Prima Energy Corp....................................         3,500        59,609
 *Primark Corp.........................................        17,200       465,475
 Prime Bancorp, Inc....................................         9,930       267,489
 *Prime Hospitality Corp...............................        44,100       460,294
 *Prime Medical Services, Inc..........................         7,300        54,522
 Primesource Corp......................................         2,581        16,857
 *Primix Solutions, Inc................................        11,200        32,725
 *Primus Telecommunications Group, Inc.................        25,229       420,221
 *Printrak International, Inc..........................        10,100        67,544
 *Printronix, Inc......................................         5,925        83,691
 *Printware, Inc.......................................         3,900         9,263
 *Priority Healthcare Corp.............................         3,538       121,398
 *#Procept, Inc........................................           347           576
 *Procom Technology, Inc...............................         8,400        36,488
 *Procurenet, Inc......................................        19,700             0
 *Procyte Corp.........................................         3,600         2,644
 *Profit Recovery Group International, Inc.............        20,000       736,250
 *Programmers Paradise, Inc............................         3,400        37,188
 Progress Financial Corp...............................         3,667        61,193
 *Progress Software Corp...............................        15,450       403,631
 *Project Software & Development, Inc..................         8,800       250,800
 *ProMedCo Management Company..........................        12,000        49,125
 *Prophet 21, Inc......................................         1,500        13,406
 *Protection One, Inc..................................         4,000        21,875
 *Protein Design Labs, Inc.............................        16,700       326,694
 *Protocol Systems, Inc................................         5,800        55,281
 *Provant, Inc.........................................         7,000       110,250
 Providence & Worcester Railroad Co....................           800        11,400
 Providence Energy Corp................................         5,300       114,281
 *#Provident American Corp.............................         8,500       220,469
 Provident Bankshares Corp.............................        19,548       453,269
 *Provident Financial Holdings, Inc....................         3,300        61,359
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Proxim, Inc..........................................         8,700  $    332,775
 *Proxymed, Inc........................................        14,300       192,603
 Psychemedics Corp.....................................        20,000        97,500
 Public Service Co. of North Carolina..................        18,200       527,800
 Pulaski Furniture Corp................................         1,300        27,138
 *Pulsepoint Communications Corp.......................         3,575        19,327
 *Puma Technology, Inc.................................        10,200        51,638
 *Pure World, Inc......................................         7,480        32,258
 *Pyramid Breweries, Inc...............................         5,700        11,133
 *QC Optics, Inc.......................................         1,900         2,256
 *QEP Co., Inc.........................................         1,300         9,913
 *QMS, Inc.............................................         9,600        42,600
 *QRS Corp.............................................         6,000       445,500
 *Qad, Inc.............................................        23,600        81,863
 *Quad Systems Corp....................................         3,600         6,863
 *QuadraMed Corp.......................................         1,406        14,368
 Quaker Chemical Corp..................................         7,900       137,263
 *Quaker City Bancorp, Inc.............................         2,187        36,632
 *Quaker Fabric Corp...................................        14,050        70,689
 *Quality Dining, Inc..................................        10,100        30,931
 *Quality Systems, Inc.................................         4,200        24,413
 Quanex Corp...........................................        11,300       295,213
 Queens County Bancorp.................................        18,000       568,125
 *Quest Educational Corporation........................         6,600        74,044
 *Quidel Corp..........................................        21,300        49,256
 *#Quigley Corp........................................        12,000        59,438
 *Quiksilver, Inc......................................        17,250       491,625
 *Quintel Entertainment, Inc...........................        14,900        24,445
 Quipp, Inc............................................         1,400        19,250
 Quixote Corp..........................................         5,900        77,438
 *Quorum Health Group, Inc.............................         5,900        73,934
 *R & B, Inc...........................................         5,700        48,450
 *R H Donnelley Corp...................................        20,500       389,500
 *RCM Technologies, Inc................................         9,200       133,113
 *RDO Equipment Co. Class A............................         5,500        50,875
 *RF Monolithics, Inc..................................         4,600        31,769
 RLI Corp..............................................         9,425       350,492
 *RMH Teleservices, Inc................................         5,700        16,922
 RPC, Inc..............................................        10,100        90,900
 *RTI International Metals, Inc........................        20,100       267,581
 *RTW, Inc.............................................        10,800        68,850
 *Racing Champions Corp................................        14,400       248,400
 *Radiance Medical Systems, Inc........................         8,988        25,279
 *Radiant Systems, Inc.................................        12,800       160,400
 *Rag Shops, Inc.......................................         2,300         5,606
 *Ragen Mackenzie Group, Inc...........................        10,500       110,250
 *Railamerica, Inc.....................................         8,800        85,250
 *Railtex, Inc.........................................         5,000        69,375
 *Rainbow Technologies, Inc............................         9,000        89,719
 *Rainforest Cafe, Inc.................................        23,000       124,344
 *Ralcorp Holdings, Inc................................        29,300       553,038
 *#Rally's Hamburgers, Inc.............................        18,300        12,581
 Ramapo Financial Corp.................................         6,500        80,031
 *Ramsay Youth Services, Inc...........................         6,400        37,400
 *#Ramtron International Corp..........................        28,800        14,850
 Range Resources Corp..................................         9,000        43,313
 *Rare Hospitality International, Inc..................        10,881       248,903
 *#Rare Medium Corp....................................        24,600       292,125
 Raven Industries, Inc.................................         2,600        41,600
 *Rawlings Sporting Goods, Inc.........................         7,000        69,781
 *Raytech Corp. DE.....................................         2,400         8,100
 *Raytel Med Corp......................................         6,200        31,969

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Reading Entertainment, Inc...........................         4,800  $     37,950
 *Read-Rite Corp.......................................        49,000       321,563
 *Recoton Corp.........................................        14,966       149,426
 *Recovery Engineering, Inc............................         4,000        54,500
 *#Recycling Industries, Inc...........................        12,700           508
 *Red Roof Inns, Inc...................................        17,700       318,600
 *Redhook Ale Brewery, Inc.............................         6,900        27,384
 Redwood Empire Bancorp................................         2,300        59,225
 *Reeds Jewelers, Inc..................................           440         1,430
 Regal Beloit Corp.....................................        18,800       437,100
 *Regeneron Pharmaceuticals, Inc.......................        23,300       165,648
 Regis Corp............................................        12,025       290,479
 *Rehabcare Group, Inc.................................         5,750       123,625
 *Rehabilicare, Inc....................................         7,500        22,969
 *Reliability, Inc.....................................         4,800        19,650
 Reliance Bancorp, Inc.................................         7,700       215,359
 Reliance Steel and Aluminum Co........................        15,000       534,375
 Reliv International, Inc..............................         7,750        14,410
 *Relm Wireless Corp...................................         4,100         9,866
 *Remec, Inc...........................................        22,000       285,313
 *Remedy Corp..........................................        26,300       502,166
 *Remington Oil & Gas Corp.............................        14,460        60,099
 *Renaissance Worldwide, Inc...........................        42,000       301,875
 *Renex Corp...........................................         6,300        29,531
 *Rent-A-Center, Inc...................................        20,000       515,625
 *Rental Service Corp..................................        21,299       508,533
 *Rentrak Corp.........................................         9,300        36,909
 *Rent-Way, Inc........................................        15,281       383,935
 *Repligen Corp........................................        14,400        41,400
 *#Reptron Electronics, Inc............................         4,600        19,119
 Republic Bancorp, Inc.................................        33,004       423,895
 *Republic Bankshares, Inc.............................         7,500       143,906
 *Republic First Bancorp, Inc..........................         5,434        41,434
 Republic Group, Inc...................................         9,370       167,489
 Republic Security Financial Corp......................        39,682       331,097
 *#Res-Care, Inc.......................................        16,850       351,744
 *Research Partners International, Inc.................         6,700        24,916
 *Resound Corp.........................................        18,500       141,930
 Resource America, Inc.................................        19,700       283,803
 Resource Bancshares Mortgage Group, Inc...............        28,408       295,621
 *Respironics, Inc.....................................        29,248       471,624
 *Response Oncology, Inc...............................        10,456        33,655
 *Restrac, Inc.........................................         8,000        38,500
 *Rex Stores Corp......................................         6,600       136,125
 *Rexhall Industries, Inc..............................         1,157        11,678
 *Rexx Environmental Corp..............................           800         1,000
 *Ribi Immunochem Research, Inc........................        16,400        32,288
 *Ribozyme Pharmaceuticals.............................         7,300        37,755
 Richardson Electronics, Ltd...........................        11,000        72,531
 *Richfood Holdings, Inc...............................         7,900       101,959
 Richmond County Financial Corp........................         6,720       123,060
 *Riddell Sports, Inc..................................         7,255        21,765
 *Ride, Inc............................................         5,400         5,738
 Riggs National Corp...................................        22,600       375,019
 *Right Management Consultants, Inc....................         5,300        88,113
 *Right Start, Inc.....................................         2,600        21,775
 *Rightchoice Managed Care, Inc. Class A...............         2,400        28,800
 *Rimage Corp..........................................         4,000        51,125
 *Riverside Group, Inc.................................         1,000         1,719
 Riverview Bancorp, Inc................................         4,900        58,494
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Rivianna Foods, Inc...................................        12,500  $    251,563
 *Riviera Holdings Corporation.........................         2,500        12,188
 *Roadhouse Grill, Inc.................................         6,900        46,359
 Roadway Express, Inc..................................        16,400       316,725
 Roanoke Electric Steel Corp...........................         9,900       158,400
 Robbins & Myers, Inc..................................         8,800       210,100
 *Roberds, Inc.........................................         4,900        12,097
 *Roberts Pharmaceutical Corp..........................        25,000       475,000
 *Robertson-Ceco Corp..................................        14,518       159,698
 *Robinson Nugent, Inc.................................         2,400         9,375
 *Robocom Systems, Inc.................................           800         1,375
 *Robotic Vision Systems, Inc..........................        10,600        30,309
 *Rochester Medical Corp...............................         4,900        54,819
 *Rock Bottom Restaurants, Inc.........................         6,500        58,398
 *Rock of Ages Co......................................         2,700        28,856
 *Rockshox, Inc........................................        15,100        15,100
 Rock-Tenn Co. Class A.................................        20,100       304,013
 *Rocky Mountain Chocolate Factory.....................         1,900        10,866
 *Rocky Shoes & Boots, Inc.............................         3,500        23,516
 *Rofin-Sinar Technologies, Inc........................        11,100        91,228
 *Rogers Corp..........................................        10,000       285,000
 *Rogue Wave Software, Inc.............................         9,300        81,375
 *Rohn Industries, Inc.................................        47,600        69,913
 Rollins Truck Leasing Corp............................        50,300       547,013
 Rollins, Inc..........................................        29,400       494,288
 *Romac International, Inc.............................        49,300       710,228
 *Ross Systems, Inc....................................        18,600        37,781
 *Rottlund, Inc........................................         2,300        11,500
 Rouge Industries, Inc. Class A........................        12,100       105,875
 Rowe Furniture Corp...................................        12,200       129,625
 *Royal Appliance Manufacturing Co.....................        19,500        87,750
 Royal Bancshares of Pennsylvania Class A..............         2,754        42,859
 *Royal Energy, Inc....................................         2,300         7,619
 *Royal Precision, Inc.................................           550         1,891
 Ruby Tuesday, Inc.....................................        29,500       547,594
 *Rural Cellular Corp. Class A.........................         7,300       119,081
 *Rural/Metro Corp.....................................        13,000        96,688
 *Rush Enterprises, Inc................................         4,700        74,906
 Russ Berrie & Co., Inc................................        20,100       516,319
 *Rwd Technologies, Inc................................        13,400       214,400
 *Ryans Family Steak Houses, Inc.......................        35,600       411,625
 Ryland Group, Inc.....................................        11,600       322,625
 *S&K Famous Brands, Inc...............................         6,500        62,766
 S&T Bancorp, Inc......................................        16,200       404,494
 *S3, Inc..............................................        46,100       309,734
 *SAGA Systems, Inc....................................        10,000       117,500
 *SBE, Inc.............................................         1,900         9,975
 *SBS Technologies, Inc................................         4,500        83,250
 *SCC Communications Corp..............................         5,300        20,703
 *SCP Pool Corp........................................         9,300       176,700
 SCPIE Holdings, Inc...................................        10,200       290,700
 *SED International Holdings, Inc......................         9,450        23,920
 *SEEC, Inc............................................         4,600        19,838
 SEMCO Energy, Inc.....................................        14,502       204,841
 *SEMX Corp............................................         5,200        15,763
 *SGV Bancorp, Inc.....................................         1,400        16,888
 SI Handling, Inc......................................         2,525        27,459
 SJNB Financial Corp...................................         1,300        36,075
 SJW Corp..............................................         1,600       104,800
 SL Industries, Inc....................................         9,200       110,975
 *SLI, Inc.............................................        26,600       861,175

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *SM&A Corp............................................         5,000  $     35,625
 *SMC Corp.............................................         5,600        29,050
 *SOS Staffing Services, Inc...........................        11,400        69,113
 *SPR, Inc.............................................         1,100         7,391
 *SPS Technologies, Inc................................        10,100       427,988
 *SPSS, Inc............................................        11,700       275,316
 *SRS Labs, Inc........................................         9,600        27,300
 *SSE Telecom, Inc.....................................         3,500         4,102
 *#STAR Telecommunications, Inc........................        13,300       118,869
 *STM Wireless, Inc. Class A...........................         5,900        15,856
 *SVI Holdings, Inc....................................        20,000       245,000
 *#SYNC Research, Inc..................................        15,400         7,700
 *#Sabratek Corp.......................................         8,400       191,100
 *Safeguard Health Enterprises, Inc....................         4,400        12,650
 *Safeskin Corp........................................        17,600       220,000
 *Safety 1st, Inc......................................         5,900        31,344
 *Safety Components International, Inc.................         4,100        21,269
 *Saga Communications, Inc. Class A....................         7,010       139,324
 *Salient 3 Communications, Inc. Class A...............         2,400        19,875
 *Salton/Maxim Housewares, Inc.........................        11,800       504,450
 *#Samsonite Corp......................................         8,318        52,507
 *San Filippo (John B.) & Son, Inc.....................         5,000        17,344
 *#Sanchez Computer Associates, Inc....................         9,300       637,631
 Sanderson Farms, Inc..................................        11,000       146,438
 *Sandisk Corp.........................................        16,000       500,000
 *Sands Regent Casino Hotel............................         2,000         3,750
 *Sangstat Medical Corp................................        12,800       177,200
 *Santa Cruz Operation, Inc............................        30,700       181,322
 *Santa Fe Snyder Corp.................................        91,080       774,180
 *Satcon Technology Corp...............................         8,100        62,269
 *Saucony, Inc. Class A................................         1,000        17,719
 *Saucony, Inc. Class B................................         1,500        25,406
 *Savoir Technology Group, Inc.........................         9,900        95,906
 *Sawtek, Inc..........................................        19,200       763,200
 *Sbarro, Inc..........................................        18,700       509,575
 *Scan-Optics, Inc.....................................         5,900        19,728
 *ScanSource, Inc......................................         4,400        92,125
 Schawk, Inc. Class A..................................        25,200       300,825
 *Scheid Vineyards, Inc................................         2,300        12,147
 *#Schick Technologies, Inc............................         9,000        39,656
 *Schieb (Earl), Inc...................................         2,200        10,313
 *Schlotzskys, Inc.....................................         6,200        64,713
 *Schmitt Industries, Inc..............................         9,500        27,313
 Schnitzer Steel Industries, Inc. Class A..............         4,400        66,550
 *Schuff Steel Company.................................         4,500        27,844
 *Schuler Homes, Inc...................................        20,100       145,725
 Schulman (A.), Inc....................................        28,500       475,594
 Schultz Sav-O Stores, Inc.............................         2,550        42,075
 Schweitzer-Maudoit Int'l, Inc.........................        13,500       206,719
 *#Sciclone Pharmaceuticals, Inc.......................        13,700        19,694
 *Scientific Games Holdings Corp.......................         8,700       156,056
 Scientific Technologies, Inc..........................         6,700        43,759
 *Scios-Nova, Inc......................................        34,487       124,477
 Scotsman Industries, Inc..............................         8,900       183,006
 *Scott Technologies, Inc..............................        14,900       281,703
 *Scotts Co. Class A...................................        13,100       576,400
 *Scott's Liquid Gold, Inc.............................         7,100        10,206
 *Seachange International, Inc.........................        11,000       107,250
 Seacoast Banking Corp. Class A........................         1,500        49,688
 *Seacoast Financial Services Corp.....................         5,746        58,358
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Seacor Smit, Inc.....................................         6,700  $    332,488
 *Seamed Corp..........................................         4,900        55,125
 *Seattle Filmworks, Inc...............................        12,900        41,522
 Seaway Food Town, Inc.................................           600        10,500
 *Secom General Corp...................................           140           319
 Second Bancorp, Inc...................................           600        13,519
 *Secure Computing Corp................................        20,800        78,325
 *Security Dynamics Technologies, Inc..................        25,800       489,394
 *Security First Technologies Corp.....................        16,800       641,550
 *Seeq Technology, Inc. DE.............................         4,800        14,325
 *Segue Software, Inc..................................        23,400       148,444
 *Seibels Bruce Group, Inc.............................         5,400        26,325
 *Seitel, Inc..........................................        20,400       322,575
 Selas Corp. of America................................           900         5,288
 Selective Insurance Group, Inc........................        26,200       491,250
 *#Selfcare, Inc.......................................        12,000        36,000
 *Semitool, Inc........................................        11,600        98,963
 *Semtech Corp.........................................        13,100       548,563
 *Seneca Foods Corp. Class A...........................           200         2,850
 *Seneca Foods Corp. Class B...........................         1,100        15,813
 *Sensormatic Electronics Corp.........................        34,000       454,750
 *Sensory Science Corp.................................         9,600        27,600
 *Sequa Corp. Class A..................................         3,600       208,350
 *Sequa Corp. Class B..................................         1,700       119,425
 *Sequent Computer Systems, Inc........................        39,100       510,744
 *Sergagen Inc. (Escrow Shares)........................         8,300             0
 *Serologicals Corp....................................        10,950        86,573
 *Service Experts, Inc.................................        17,500       324,844
 *#Service Merchandise Co., Inc........................        67,800        27,544
 *Servotronics, Inc....................................           900         4,500
 Sevenson Environmental Services, Inc..................         2,080        20,930
 *#Shaman Pharmaceuticals..............................        14,000         1,680
 *#Sharper Image Corp..................................         7,600        68,875
 *Sheffield Medical Technologies, Inc..................        20,950        58,922
 Shelby Williams Industries, Inc.......................         7,100       116,263
 *#Sheldahl, Inc.......................................         8,500        51,266
 *Shells Seafood Restaurants, Inc......................         3,900        17,184
 *Shiloh Industries, Inc...............................         6,500        80,641
 *Shoe Carnival, Inc...................................        11,900       192,631
 *Sholodge, Inc........................................         3,600        17,325
 *Shoney's, Inc........................................        45,000       104,063
 *#Shop At Home, Inc...................................        18,900       165,966
 Shoreline Financial Corp..............................         2,646        71,607
 *Shorewood Packaging Corp.............................        22,350       382,744
 *Showscan Entertainment, Inc..........................         2,800         1,120
 *Shuffle Master, Inc..................................         6,300        43,706
 *Sierra Health Services, Inc..........................        22,427       342,012
 Sierrawest Bancorp....................................         3,570       111,674
 Sifco Industries, Inc.................................           300         2,663
 *Sight Resource Corp..................................         7,100        27,734
 *Sigma Designs, Inc...................................        13,000        84,906
 *Sigmatron International, Inc.........................         1,400         6,650
 *Signal Apparel Co., Inc. Class A.....................         6,200         7,363
 *Signal Technology Corp...............................         5,100        27,413
 *Signature Eyewear, Inc...............................         2,000         7,750
 *Silgan Holdings, Inc.................................        15,000       302,813
 *#Silicon Gaming, Inc.................................         9,600         7,200
 *Silicon Storage Technology, Inc......................        18,300        89,784
 *Silicon Valley Bancshares............................        18,500       354,391
 *Silicon Valley Group, Inc............................        29,600       408,850
 *Siliconix, Inc.......................................         4,000       143,000

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Silverleaf Resorts, Inc..............................        10,300  $     79,825
 *Simione Central Holdings, Inc........................         6,600        17,634
 Simmons First National Corp.
   Class A.............................................         4,550       152,994
 *Simon Transportation Services, Inc...................         4,800        27,900
 Simpson Industries, Inc...............................        17,350       174,584
 *#Simula, Inc.........................................        13,900        74,713
 *Sipex Corp...........................................        14,200       229,863
 *Sirena Apparel Group, Inc............................         3,400        14,556
 *Sitel Corp...........................................        69,800       191,950
 *Sizzler International, Inc...........................        11,500        23,000
 Skaneateles Bancorp, Inc..............................           900        21,966
 Sky Financial Group, Inc..............................        10,274       301,157
 *SkyePharma P.L.C. ADR................................         1,220        10,562
 Skyline Corp..........................................         6,599       205,833
 *#SkyMall, Inc........................................         6,800        73,738
 Skywest, Inc..........................................        19,300       447,519
 Smart & Final Food, Inc...............................        17,400       166,388
 *Smart Modular Technologies, Inc......................        40,000       606,250
 *#Smartalk Teleservices, Inc..........................        23,300             0
 *Smartflex Systems, Inc...............................         3,800        16,388
 Smith (A.O.) Corp.....................................        12,750       310,781
 Smith (A.O.) Corp. Convertible Class A................         3,750        90,938
 *Smith Micro Software, Inc............................         2,000         4,594
 *Smithway Motor Express Corp. Class A.................         2,000        20,438
 Smucker (J.M.) Co. Class A............................        11,500       237,906
 Smucker (J.M.) Co. Class B............................        13,000       227,500
 *Socrates Technolgies Corp............................        11,000        16,156
 *Sodak Gaming, Inc....................................        17,400       159,863
 *Softech, Inc.........................................         3,500         8,094
 *Softnet Systems, Inc.................................         7,336       190,278
 *#Software Spectrum, Inc..............................         2,600        35,181
 *Sola International, Inc..............................        23,100       385,481
 Somerset Group, Inc...................................           312         5,538
 *Sonic Corp...........................................        14,850       408,839
 *Sonic Solutions......................................         7,500        36,797
 *Sonosight, Inc.......................................         3,633        63,350
 *Sonus Pharmaceuticals, Inc...........................         7,800        46,069
 *Sound Advice, Inc....................................         3,022         9,397
 *#Source Media, Inc...................................         9,600       157,500
 South Jersey Industries, Inc..........................         8,648       242,144
 *Southern Energy Homes, Inc...........................        11,925        55,153
 *Southern Mineral Corp................................         8,200         3,203
 *#Southern Pacific Funding Corp.......................        19,600         2,156
 *Southern Union Co....................................        26,708       604,269
 *Southwall Technologies, Inc..........................         5,400        17,128
 Southwest Bancorp, Inc................................         1,500        34,453
 *Southwest Bancorporation of Texas, Inc...............         7,000       118,125
 Southwest Gas Corp....................................        22,000       621,500
 Southwest Securities Group, Inc.......................        10,257       684,655
 Southwest Water Co....................................         2,730        40,268
 Southwestern Energy Co................................        21,900       206,681
 *Spacehab, Inc........................................         8,900        48,672
 *Spacelabs Medical, Inc...............................         8,500       132,281
 Span-American Medical System, Inc.....................         2,400        10,425
 Spartan Motors, Inc...................................        14,000        80,938
 Spartech Corp.........................................        23,200       565,500
 *Sparton Corp.........................................         7,200        44,550
 *Spatial Technology, Inc..............................         4,600        17,250
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Specialty Equipment Co., Inc.........................        14,600  $    423,400
 *#SpectraLink Corp....................................        17,000        68,531
 *Spectran Corp........................................         4,900        45,095
 *Spectranetics Corp...................................        18,302        47,471
 *Spectra-Physics Laser, Inc...........................         1,000         8,031
 *Spectrian Corp.......................................         8,700       109,838
 *Spectrum Control, Inc................................        10,600        65,588
 *#SpectRx, Inc........................................         6,400        48,400
 *SpeedFam-IPEC, Inc...................................        26,447       345,464
 *Speizman Industries, Inc.............................         2,300         7,475
 *#Spire Corp..........................................         3,200         9,900
 *Splash Technology Holdings, Inc......................         4,300        34,131
 *Sport Chalet, Inc....................................         2,700        15,863
 *Sport Supply Group, Inc..............................         5,800        60,900
 *Sport-Haley, Inc.....................................         3,500        15,203
 *Sports Authority, Inc................................        36,800       184,000
 *Sports Club Co., Inc.................................        17,700        79,650
 *Sportsman's Guide, Inc...............................         4,000        20,063
 Springs Industries, Inc. Class A......................         2,100        83,213
 *Spyglass, Inc........................................        13,500       260,297
 St. Francis Capital Corp..............................         5,800       114,731
 St. John Knits, Inc...................................        16,200       463,725
 St. Joseph Light & Power Co...........................        49,600     1,026,100
 St. Mary Land & Exploration Co........................        10,100       200,106
 St. Paul Bancorp, Inc.................................         7,020       182,081
 *Staar Surgical Co....................................        12,100       143,688
 *Stac Software, Inc...................................         5,375        31,578
 *Staff Leasing, Inc...................................        22,400       255,500
 *Staffmark, Inc.......................................        23,500       256,297
 *Stage II Apparel Corp................................         1,700         3,294
 Standard Commercial Corp..............................        10,329        65,847
 *Standard Management Corp.............................         6,300        40,753
 *Standard Microsystems Corp...........................        12,300        96,094
 Standard Motor Products, Inc. Class A.................        10,400       247,650
 Standard Pacific Corp. DE.............................        26,500       347,813
 Standard Products Co..................................        13,300       296,756
 Standex International Corp............................        10,500       274,313
 *Stanford Telecommunications, Inc.....................        10,400       242,450
 *Stanley Furniture, Inc...............................         6,600       137,775
 *Star Buffet, Inc.....................................         2,800        16,975
 *Star Multi Care Services, Inc........................         4,085         5,042
 *Starcraft Corp.......................................         2,500         9,766
 *Starmet Corp.........................................        13,000        50,375
 Starrett (L.S.) Co. Class A...........................         3,500        95,156
 *Startec Global Communications Corp...................           700         5,731
 *Starter Corp.........................................        24,300        30,375
 State Auto Financial Corp.............................        37,700       459,469
 State Financial Services Corp. Class A................         1,872        25,799
 *Station Casinos, Inc.................................        27,100       469,169
 *Steel Dynamics, Inc..................................        34,300       585,244
 Steel Technologies, Inc...............................         9,000        80,719
 *Stein Mart, Inc......................................        41,100       377,606
 *Steinway Musical Instruments, Inc....................         7,100       165,519
 Stepan Co.............................................         7,900       195,031
 Stephan Co............................................         2,700        13,163
 *Stericycle, Inc......................................        11,400       148,913
 *Sterigenics Intl, Inc................................         6,000        94,500
 Sterling Bancorp......................................         5,400       110,700
 Sterling Bancshares...................................        18,337       230,359
 *Sterling Financial Corp. WA..........................         5,820        87,664

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Sterling Vision, Inc.................................        13,200  $     51,563
 Stewart & Stevenson Services, Inc.....................        25,000       277,344
 Stewart Information Services Corp.....................        10,200       198,263
 Stifel Financial Corp.................................         5,651        54,038
 *Stimsonite Corp......................................         6,400        64,200
 Stone & Webster, Inc..................................         9,800       240,100
 *Stone Energy Corp....................................        13,600       512,550
 *Storage Computer Corp................................         8,900        17,800
 *#Stormedia, Inc. Class A.............................         8,200             8
 *#Stratasys, Inc......................................         4,400        16,500
 *Strategia Corp.......................................         3,300         4,538
 *Strategic Diagnostics, Inc...........................         1,000         3,969
 *Strategic Distribution, Inc..........................        40,292        93,805
 *Strattec Security Corp...............................         4,000       123,250
 *Stratus Properties, Inc..............................        11,100        52,031
 *Strawbridge and Clothier Liquidating Trust...........         4,200           935
 Strayer Ed, Inc.......................................        12,400       363,475
 Stride Rite Corp......................................        56,800       592,850
 *Strouds, Inc.........................................         7,200        12,150
 *Structural Dynamics Research Corp....................        32,600       578,650
 *Stuart Entertainment, Inc............................         2,700           540
 Sturm Ruger & Co., Inc................................        24,200       270,738
 *Suburban Lodges of America, Inc......................        14,300        96,078
 *Success Bancshares, Inc..............................           200         2,175
 *Successories, Inc....................................         8,000        25,000
 Suffolk Bancorp.......................................         4,300       115,025
 *#Sugen, Inc..........................................        14,800       304,325
 Summit Bancshares, Inc................................         2,000        36,375
 *Summit Design, Inc...................................        13,700        36,177
 *Summit Technology, Inc...............................        19,208       378,758
 *#Sun Healthcare Group, Inc...........................        56,083        63,093
 Sun Hydraulics, Inc...................................         4,400        39,050
 *Sun Television and Appliances, Inc...................        15,300           214
 *Sunair Electronics, Inc..............................         3,000         8,813
 *#Sunbeam Corp........................................        18,700       132,069
 *Sunburst Hospi.......................................         3,200        17,800
 *Sundance Homes, Inc..................................         3,000         2,063
 *Sunglass Hut International, Inc......................        45,300       687,994
 *Sunquest Information Systems, Inc....................        11,800       155,613
 *#Sunrise Assisted Living, Inc........................        16,999       632,182
 *Sunrise Medical, Inc.................................        21,700       180,381
 *Sunrise Resources, Inc...............................         5,500        22,516
 *#Sunrise Technologies International, Inc.............        42,000       544,688
 *Sunterra Corp........................................        28,700       389,244
 *Superconductor Technologies, Inc.....................         5,400        15,188
 *#Supergen, Inc.......................................        12,200       212,356
 *Superior Consultant Holdings Corp....................         8,200       306,475
 *Superior Energy Services, Inc........................        24,000       112,500
 Superior Industries International, Inc................           500        12,469
 *Superior National Insurance Group, Inc...............         8,600       174,150
 Superior Surgical Manufacturing Co., Inc..............         9,900       133,650
 Superior Telecom, Inc.................................        16,125       477,703
 *Supertex, Inc........................................        26,500       250,094
 *Suprema Specialties, Inc.............................         4,600        28,319
 *Supreme Industries, Inc..............................         7,456        72,230
 *Supreme International Corp...........................         4,700        50,672
 *Surety Capital Corp..................................         4,000         6,000
 Susquehanna Bancshares, Inc...........................        29,493       536,404
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Swift Energy Corp....................................        14,780  $    191,216
 *Swisher International, Inc...........................           700           788
 *Swiss Army Brands, Inc...............................         6,300        52,172
 *Sybase, Inc..........................................       101,700       988,397
 *Sybron Chemicals, Inc................................         1,100        21,381
 *Sykes Enterprises, Inc...............................         2,000        62,375
 *Sylvan, Inc..........................................         5,700        64,838
 *Symix Systems, Inc...................................         4,800        53,850
 *Symmetricom, Inc.....................................        14,300        90,269
 *Symons International Group, Inc......................         8,300        39,684
 *Symphonix Devices, Inc...............................         2,800         9,188
 *Syms Corp............................................        11,900        94,456
 Synalloy Corp. DE.....................................         4,300        35,475
 *Synaptic Pharmaceutical Corp.........................         9,600        58,200
 *Synbiotics Corp......................................         8,100        30,881
 *Syncor International Corp. DE........................         9,000       304,875
 *#Syntel, Inc.........................................        46,500       502,781
 *Syntellect, Inc......................................        12,000        18,750
 *Synthetech, Inc......................................        11,100        62,784
 *Synthetic Industries, Inc............................         8,500       190,984
 *Syntroleum Corp......................................         5,250        38,391
 *Sypris Solutions, Inc................................         2,250        20,391
 *System Software Associates, Inc......................        42,800        86,269
 *Systemax, Inc........................................        32,900       448,263
 *Systems & Computer Technology Corp...................        30,600       500,119
 *T-HQ, Inc............................................           300         7,059
 *T-Netix, Inc.........................................         7,200        42,750
 *TALK.com, Inc........................................        32,600       337,206
 TB Woods Corp.........................................         4,700        54,931
 *TBA Entertainment Corp...............................         9,000        39,656
 *TBC Corp.............................................        21,250       150,742
 TCBY Enterprises, Inc.................................        18,800       124,550
 *TCC Industries, Inc..................................         1,100           117
 *TCI International, Inc...............................         1,200         3,488
 *TCSI Corp............................................        22,500        58,711
 *TEAM America Corp....................................         2,800        13,213
 *TESSCO Technologies, Inc.............................         3,700        80,013
 TF Financial Corp.....................................         2,600        53,300
 *TFC Enterprises, Inc.................................         6,600        15,881
 *#TII Industries, Inc.................................         5,360         9,715
 TJ International, Inc.................................        13,600       368,900
 *TMBR/Sharp Drilling, Inc.............................         4,300        24,859
 TNP Enterprises, Inc..................................        13,200       492,525
 *TRC Companies, Inc...................................         5,600        28,350
 *TRM Copy Centers Corp................................         4,800        29,700
 *#TRO Learning, Inc...................................         4,800        29,700
 *TSI International, Inc...............................        19,800       436,838
 TSI, Inc. MN..........................................         8,600        90,838
 *TSR, Inc.............................................         4,800        36,000
 *TST/Impreso, Inc.....................................         3,600        17,550
 Tab Products Co. DE...................................         4,100        26,650
 *Taco Cabana, Inc.....................................        13,800       146,194
 *Take Two Interactive Software........................        17,800       145,181
 Talbots, Inc..........................................        10,000       317,500
 *Tandy Brand Accessories, Inc.........................         3,700        58,853
 *Tandy Crafts, Inc....................................        11,500        38,813
 *Targeted Genetics Corp...............................        37,700        61,852
 *Tarrant Apparel Group................................        10,700       325,681
 Tasty Baking Co.......................................         5,375        67,188
 *#Tatham Off-Shore, Inc...............................         9,400         4,113
 *#Tava Technologies, Inc..............................        16,000       117,250

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Team, Inc.............................................         6,100  $     20,588
 Tech/Ops Sevcon, Inc..................................         1,700        23,588
 *Techdyne, Inc........................................         4,200        16,275
 *Techforce Corp.......................................         6,600        50,325
 *Techne Corp..........................................        16,600       417,075
 *#Technical Chemicals & Products, Inc.................        13,000        16,047
 *Technical Communications Corp........................           400         1,063
 *Technisource, Inc....................................         7,600        45,125
 Technitrol, Inc.......................................        14,600       434,350
 *Technology Research Corp.............................         4,100         4,420
 *Technology Solutions Corp............................        36,750       341,086
 *Tech-Sym Corp........................................         4,900       107,494
 *Tegal Corp...........................................         8,500        29,484
 Tejon Ranch Co........................................        12,000       319,500
 *Tekelec..............................................        36,400       367,413
 *Telcom Semiconductor, Inc............................        13,200        75,488
 *#Telegroup, Inc......................................        30,500         3,050
 *Telescape International, Inc.........................         5,100        39,684
 *Teletech Holdings, Inc...............................        54,500       407,047
 *Teltrend, Inc........................................         5,200        98,475
 *#Telular Corp........................................         3,200        10,450
 Telxon Corp...........................................        12,900       135,047
 *Temtex Industries, Inc...............................         2,000         4,938
 Tennant Co............................................         4,000       136,500
 *#Tera Computer Co....................................         8,100        40,753
 *Terex Corp...........................................        18,700       578,531
 Terra Industries, Inc.................................        95,400       375,638
 *Tesoro Petroleum Corp................................        42,200       498,488
 *Tesseract Group, Inc.................................         7,600        25,888
 *Tetra Tech, Inc......................................        22,945       487,581
 *Tetra Technologies, Inc..............................        13,200       112,200
 *Texas Biotechnology Corp.............................        28,600       112,613
 Texas Industries, Inc.................................        17,000       618,375
 *Texas Micro, Inc.....................................        10,800        68,513
 Texas Regional Banchshares, Inc. Class A..............        11,500       313,375
 *Thackeray Corp.......................................         3,600        13,050
 The Dexter Corp.......................................        20,900       809,875
 *Theragenics Corp.....................................        17,500       131,250
 *Thermatrix, Inc......................................         5,400        17,888
 *Thermedics, Inc......................................        31,100       268,238
 *Thermo Bioanalysis Corp..............................        14,700       268,275
 *Thermo Cardiosystems, Inc............................        29,900       356,931
 *Thermo Ecotek Corp...................................        21,100       224,188
 *Thermo Fibergen, Inc.................................         6,800        79,900
 *#Thermo Fibertek, Inc................................        52,900       393,444
 *Thermo Optek Corp....................................        39,700       406,925
 *Thermo Power Corp....................................         9,000       104,063
 *Thermo Sentron, Inc..................................         7,900       104,675
 *Thermo Terratech, Inc................................        12,000        69,000
 *Thermolase Corp......................................        32,700        77,663
 *ThermoQuest Corp.....................................        40,800       520,200
 Thermoretec Corp......................................         8,100        33,413
 *Thermospectra Corp...................................        12,300       189,881
 *Thermotrex Corp......................................        14,900       121,994
 *Thermwood Corp.......................................           200         1,394
 *Thomas Group, Inc....................................         5,300        47,038
 Thomas Industries, Inc................................        12,850       260,213
 Thomaston Mills, Inc..................................         1,900         5,759
 Thor Industries, Inc..................................         9,750       256,547
 *Thoratec Laboratories Corp...........................        16,300       134,475
 *#Thorn Apple Valley, Inc.............................         4,600         7,763
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Three-Five Systems, Inc..............................         7,100  $     95,406
 *Thrustmaster, Inc....................................         3,100        76,434
 *Tier Technologies, Inc. Class B......................         3,000        21,234
 *Timberland Bancorp, Inc..............................         4,100        47,022
 *Timberland Co. Class A...............................         7,200       466,200
 Timberline Software Corp..............................        17,400       293,625
 *Tipperary Corp.......................................        10,500        17,719
 *Titan Corp...........................................        29,590       234,871
 Titan International, Inc..............................        19,100       179,063
 *Titan Pharmaceuticals, Inc...........................         9,600        28,800
 Titanium Metals Corp..................................        26,100       182,700
 *Today's Man, Inc.....................................         4,300         5,509
 *Todd Shipyards Corp..................................         7,900        42,463
 Todd-AO Corp. Class A.................................           220         1,561
 *Toddhunter International, Inc........................         3,900        32,175
 *Tokheim Corp.........................................        14,000       138,250
 *Tollgrade Communications, Inc........................         6,300        96,863
 Tompkins County Trustco, Inc..........................           330        10,725
 *Topps, Inc...........................................        41,800       265,169
 *#Tops Appliance City, Inc............................         4,400         4,881
 *#Toreador Royalty Corp...............................         2,500         8,047
 Toro Co...............................................        11,600       389,325
 *Total Entertainment Restaurant Corp..................         9,400        29,375
 *Total-Telephone USA Communications, Inc..............         3,000        53,063
 *Tower Air, Inc.......................................        13,300        34,081
 *Toymax International, Inc............................         6,400        34,400
 *Track 'n Trail, Inc..................................         4,900         9,953
 *Tractor Supply Co....................................         7,000       207,813
 *Trailer Bridge, Inc..................................         5,000        12,734
 *Trak Auto Corp.......................................         4,300        37,088
 *Trammell Crow Co.....................................         6,000       110,625
 *#Trans World Airlines, Inc...........................        51,500       267,156
 *Trans World Entertainment Corp.......................        49,800       631,838
 *Transact Technologies, Inc...........................         5,007        22,844
 *Transaction Network Services, Inc....................        10,600       282,225
 *Transcend Services, Inc..............................        15,000        22,031
 *Transcoastal Marine Services, Inc....................         8,900        38,659
 *#Transcrypt International, Inc.......................         7,800        15,722
 *Transfinancial Holdings, Inc.........................         3,300        14,850
 *Transition Analysis Component Technology.............           299         3,289
 *#Transkaryotic Therapies, Inc........................        15,300       459,956
 *Transmation, Inc.....................................         6,700        24,078
 *Transmedia Network, Inc..............................        10,000        37,500
 *Transmontaigne Oil Co................................        27,400       387,025
 *Transport Industries, Inc............................         1,000         8,063
 *Transportation Components, Inc.......................        17,000        55,250
 Transpro, Inc.........................................         5,300        28,156
 Transtechnology Corp..................................         3,800        74,100
 *#Transtexas Gas Corp.................................        48,400        18,150
 *Transwitch Corp......................................        12,800       596,800
 *Transworld Healthcare, Inc...........................        16,800        66,150
 *Travel Ports of America, Inc.........................         3,718        15,627
 *Travel Services International, Inc...................        10,500        86,297
 *#Travis Boats & Motors, Inc..........................         2,600        38,675
 *TreeSource Industries, Inc...........................         4,400         1,375
 *Trega Biosciences, Inc...............................        10,100        18,622
 Tremont Corp. DE......................................         5,100        99,450
 *Trend-Lines, Inc. Class A............................         3,300         7,631
 *Trendwest Resorts, Inc...............................         5,200       121,550
 Trenwick Group, Inc...................................         3,900       121,144

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Trex Medical Corp....................................        30,700  $    197,631
 *Triad Guaranty, Inc..................................        10,600       160,988
 Triangle Bancorp, Inc.................................        20,100       336,675
 *#Triangle Pharmaceuticals, Inc.......................        23,100       426,628
 *Triarc Companies, Inc. Class A.......................        22,200       452,325
 Trico Bancshares......................................         4,950        88,945
 *Trico Marine Services, Inc...........................        21,300       152,428
 *#Trident Microsystems, Inc...........................        10,800        73,575
 *Tridex Corp..........................................         4,200        11,419
 Trigen Energy Corp....................................        10,500       171,281
 *Trimark Holdings, Inc................................         1,700         9,403
 *Trimble Navigation, Ltd..............................        18,200       228,069
 *Trimedyne, Inc.......................................         5,400         7,003
 *Trimeris, Inc........................................        10,500       142,078
 *Trinitec Systems, Inc. Class A.......................         6,900        98,325
 Trion, Inc............................................         5,700        24,047
 *Triple S Plastics, Inc...............................           700         3,653
 *Tripos, Inc..........................................         2,600        20,475
 *Triquint Semiconductor, Inc..........................         7,500       264,141
 *Trism, Inc...........................................         2,900         2,266
 *#Tristar Corp........................................         1,000         6,766
 *Triumph Group........................................         7,900       241,938
 *Tropical Sportswear International Corp...............         4,100       112,238
 *#Trump Hotels & Casino Resorts, Inc..................        22,200       117,938
 Trust Co. of New Jersey...............................        15,500       346,813
 Trustco Bank Corp. NY.................................        21,426       590,554
 *Tuboscope Vetco International, Inc...................        45,400       607,225
 *Tultex Corp..........................................        19,100        14,325
 *Turner Corp..........................................         4,650        80,794
 Tuscarora, Inc........................................         8,500       111,563
 Twin Disc, Inc........................................         1,400        26,600
 *Twinlab Corp.........................................        26,200       239,894
 *Tyler Technologies, Inc..............................        30,800       184,800
 U.S. Bancorp, Inc.....................................        11,200       174,300
 *U.S. Bioscience, Inc.................................        21,400       172,538
 *#U.S. Diagnostic, Inc................................        18,000        26,719
 U.S. Freightways Corp.................................         2,000        78,938
 *U.S. Home & Garden, Inc..............................        23,700       121,463
 *U.S. Office Products, Co.............................        32,900       171,183
 *U.S. Vision, Inc.....................................         3,000        14,953
 *UFP Technologies, Inc................................         2,300         9,200
 UGI Corp..............................................        23,500       462,656
 *URS Corp.............................................        12,000       295,500
 *US Can Corp..........................................        11,500       205,563
 *US LEC Corp..........................................         7,800       152,344
 *US Liquids, Inc......................................         5,800       104,400
 *US Xpress Enterprises, Inc. Class A..................         9,114       109,368
 *#USA Detergents, Inc.................................        18,100        93,328
 *USA Floral Products, Inc.............................        13,400        96,313
 *USA Truck, Inc.......................................         1,900        17,397
 *USCI, Inc............................................         7,700         3,619
 *USData Corp..........................................         8,950        31,884
 *UTI Energy Corp......................................        14,500       208,438
 *Ubics, Inc...........................................         2,700        12,066
 *#Ugly Duckling Corp..................................        14,900       112,216
 *Ultimate Electronics, Inc............................         6,900        99,403
 *Ultradata Corp.......................................         6,200        43,206
 *#Ultradata Systems, Inc..............................         2,000         3,750
 *Ultrafem, Inc........................................         6,400           224
 *Ultrak, Inc..........................................        11,600        75,763
 *Ultralife Batteries, Inc.............................        10,900        49,391
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Ultratech Stepper, Inc...............................        18,700  $    244,269
 *#Unapix Entertainment, Inc...........................         6,100        18,300
 *Unicapital Corp......................................        14,000        78,750
 Unico American Corp...................................         5,000        53,438
 *UniComp, Inc.........................................         6,400        38,000
 Unifirst Corp.........................................           500         9,000
 *Uniflex, Inc.........................................         2,000        14,000
 *Unify Corp...........................................         6,800        94,563
 *Unigene Laboratories, Inc............................        25,900        17,402
 *Unilab Corp..........................................        32,600       173,188
 *#Unimark Group, Inc..................................         6,200        21,991
 *Uni-Marts, Inc.......................................         6,500        13,000
 *Unimed Pharmaceuticals, Inc..........................         8,100        74,672
 *Union Acceptance Corp. Class A.......................         3,500        24,063
 *Unique Casual Restaurants, Inc.......................         9,300        36,619
 *Unique Mobility, Inc.................................        12,700        58,738
 *Uniroyal Technology Corp.............................        11,600       109,838
 *Unisource Energy Corp................................        28,980       362,250
 Unisource Worldwide, Inc..............................        73,000       857,750
 *Unit Corp............................................        24,000       142,500
 *United American Healthcare Corp.,....................         5,300         7,288
 #United Companies Financial Corp......................        25,900         2,849
 United Financial Corp. MN.............................           400         9,150
 United Fire Casualty Co...............................         5,400       139,219
 *United Foods, Inc. Class A...........................            54           172
 United Guardian, Inc..................................         1,900         7,125
 United Illuminating Co................................         1,900        83,244
 United Industrial Corp................................        10,700       123,050
 United National Bancorp...............................        12,110       275,124
 *United Natural Foods, Inc............................        16,300       439,081
 *United Payors & United Providors, Inc................        14,400       269,550
 *#United Retail Group, Inc............................        10,500       151,594
 *#United States Energy Corp...........................         5,600        21,875
 *United States Home Corp..............................        10,600       365,700
 United Water Resources, Inc...........................        29,500       641,625
 United Wisconsin Services, Inc........................        13,600        93,500
 *Unitel Video, Inc....................................           700           963
 Unitil Corp...........................................         3,400        79,475
 *Unitrode Corp........................................        28,500       593,156
 Unity Bancorp, Inc....................................         2,600        28,600
 *Universal American Financial Corp....................         4,400        15,400
 *Universal Electronics, Inc...........................         5,200       129,025
 Universal Forest Products, Inc........................        15,800       285,388
 *#Universal International, Inc........................         7,500        19,453
 *Universal Seismic Association, Inc...................         1,600            88
 *Universal Stainless & Alloy Products, Inc............         4,700        28,200
 *Universal Standard Medical Labs, Inc.................         2,500           781
 *Uno Restaurant Corp..................................         8,700        67,969
 *Urban Outfitters, Inc................................        16,200       387,788
 *Urocor, Inc..........................................        10,400        57,200
 *Urogen Corp. (Restricted)............................         2,100           564
 *Urologix, Inc........................................        12,600        38,194
 *Uromed Corp. New.....................................         4,720         7,154
 *Uroquest Medical Corp................................         8,000        12,750
 *Utah Medical, Inc....................................         6,300        47,644
 *Utilx Corp...........................................         5,600        18,200
 *#V-ONE Corp..........................................        19,400        43,347
 *VDI Media............................................         8,800        56,650
 *VLSI Technology, Inc.................................        41,800       873,881
 *VRB Bancorp..........................................         2,000        15,500

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *VTEL Corp............................................        17,000  $     83,938
 *VWR Scientific Products Corp.........................        23,900       682,644
 *#Valence Technology, Inc.............................        23,000       171,781
 *#Valentis, Inc.......................................        14,766        63,678
 *Vallen Corp..........................................         6,200       101,525
 Valley Resources, Inc.................................         2,600        29,575
 Valmont Industries, Inc...............................        23,200       379,900
 *Value City Department Stores, Inc....................        28,900       276,356
 Value Line, Inc.......................................         4,000       149,500
 *Valuevision International, Inc.
   Class A.............................................        22,900       349,225
 *Vans, Inc............................................        12,000       130,500
 *Vantive Corp.........................................        25,500       279,703
 *Varco International, Inc.............................        28,000       255,500
 *#Vari L Co., Inc.....................................         6,500        49,156
 *Varian Medical Systems, Inc..........................         6,000       112,875
 *Variflex, Inc........................................         5,100        24,544
 Varlen Corp...........................................        13,081       494,625
 *Vectra Technologies, Inc.............................         2,700            61
 *Venator Group, Inc...................................        24,800       271,250
 *Vencor, Inc..........................................        38,500        26,469
 *#Ventana Medical Systems, Inc........................        15,500       309,516
 *Venture Stores, Inc..................................        13,300           166
 *Venturian Corp.......................................           300         1,791
 *Veramark Technologies, Inc...........................         5,900        36,506
 *Verdant Brands, Inc..................................        10,585        10,420
 *Verilink Corp........................................         5,300        17,391
 *Veritas DGC, Inc.....................................        21,000       383,250
 *Verity, Inc..........................................         9,600       316,500
 Vermont Financial Services Corp.......................         9,900       309,994
 *Versant Object Technology Corp.......................         6,500        10,766
 *Versar, Inc..........................................         2,000         4,500
 *Vertel Corp..........................................        19,300        39,203
 *Vertex Communications Corp...........................         3,100        45,919
 *#Vertex Pharmaceuticals, Inc.........................        22,800       456,713
 Vesta Insurance Group, Inc............................        14,800        74,925
 *Vestcom Int'l, Inc...................................         9,600        55,800
 *Veterinary Centers of America, Inc...................        17,400       241,969
 *Viagrafix Corp.......................................         2,500        15,391
 *Viasat, Inc..........................................         5,400        60,581
 *Viasoft, Inc.........................................        16,100        62,891
 *Viatel, Inc..........................................        18,500       830,188
 *Vical, Inc...........................................        13,000       155,188
 *Vicon Industries, Inc................................         3,600        33,075
 *Vicor Corp...........................................        27,300       456,422
 *Vicorp Restaurants, Inc..............................         7,300       119,538
 *Vidamed, Inc.........................................         5,400        12,994
 *Video Display Corp...................................         2,300        10,853
 *Video Services Corp..................................         2,000         4,375
 *Video Update, Inc....................................        24,300        21,642
 *Videonics, Inc.......................................         3,600         3,375
 *Vidioserver, Inc.....................................        11,600       151,888
 *View Technology, Inc.................................         3,900         6,825
 *Viisage Technology, Inc..............................         6,500         8,531
 Vintage Petroleum, Inc................................        51,500       579,375
 *Virbac Corp..........................................         1,600         1,850
 Virco Manufacturing Corp..............................         7,838       150,882
 *Virginia Gas Co......................................         2,200         9,694
 *Virtualfund.Com, Inc.................................        13,020        20,751
 *Vision Sciences, Inc.................................         5,100         7,172
 *Vista Eyecare, Inc...................................        18,400        98,900
 *Vista Medical Technologies, Inc......................       131,400       209,419
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Vital Signs, Inc......................................        11,100  $    212,981
 *Vitalcom, Inc........................................         6,000        12,000
 *#Vitech America, Inc.................................        13,190       112,527
 *Vivid Technologies, Inc..............................         8,500        25,766
 *#Vivus, Inc..........................................        29,900       127,075
 *Vlasic Foods International, Inc......................        14,000       105,875
 *Vodavi Technology, Inc...............................         2,600         6,906
 *Voice Control Systems, Inc...........................        11,000        42,109
 *Volt Information Sciences, Inc.......................        13,400       231,150
 Vulcan International Corp.............................           700        25,900
 *Vysis, Inc...........................................        13,000        47,328
 WD-40 Co..............................................        12,400       318,525
 WFS Financial, Inc....................................        23,100       271,425
 *WHX Corp.............................................        16,700       125,250
 *WLR Foods, Inc.......................................        14,598       111,766
 *WMF Group, Ltd.......................................         3,300        20,934
 *WMS Industries, Inc..................................        32,300       438,069
 *WPI Group, Inc.......................................         5,300        20,869
 Wabash National Corp..................................        18,400       350,750
 #Wackenhut Corp. Class A..............................         2,700        62,100
 Wackenhut Corp. Class B Non-Voting....................         9,950       190,916
 *Wackenhut Corrections Corp...........................        17,800       356,000
 *Walbro Corp..........................................         5,300       103,350
 *Walker Interactive Systems, Inc......................        16,000        54,500
 *Wall Data, Inc.......................................         8,300        83,778
 *Wall Street Deli, Inc................................         1,500         6,094
 *Walter Industries, Inc...............................         3,000        39,375
 *Warrantech Corp......................................        12,100        41,027
 Warren Bancorp, Inc...................................         6,300        51,188
 *Washington Homes, Inc................................         6,500        51,188
 Washington Savings Bank FSB Waldorf, MD...............         1,600         6,400
 *Waste Industries, Inc................................         9,200       148,063
 *Waterlink, Inc.......................................         5,800        23,563
 Waters Instruments, Inc...............................           200           975
 Watkins-Johnson Co....................................         3,900        96,525
 Watsco, Inc. Class A..................................        42,800       826,575
 Watsco, Inc. Class B..................................         1,350        25,650
 Watts Industries, Inc. Class A........................        19,100       323,506
 *Wave Technologies International, Inc.................         2,500        10,547
 *Wavephore, Inc.......................................        22,600       149,725
 *Waxman Industries, Inc...............................         5,300         1,988
 Webb (Del) Corp.......................................        15,800       355,500
 *Webco Industries, Inc................................         3,800        20,425
 *Weirton Steel Corp...................................        34,300        81,463
 Wellman, Inc..........................................        38,500       524,563
 *Wells-Gardner Electronics Corp.......................         3,150         9,253
 Werner Enterprises, Inc...............................        40,362       775,707
 Wesbanco, Inc.........................................        16,750       490,984
 *Wesley Jessen Vision Care, Inc.......................        14,700       456,159
 West Coast Bancorp....................................        11,322       198,489
 *West Coast Entertainment Corp........................         7,000         2,818
 *West Marine, Inc.....................................        14,300       183,219
 West Pharmaceutical Services, Inc.....................        13,600       466,650
 *West Teleservices Corp...............................        12,700        95,250
 *Westaff, Inc.........................................        14,400        96,300
 Westcorp, Inc.........................................        22,996       214,150
 *#Westell Technologies, Inc...........................        16,500       113,953
 Westerfed Financial Corp..............................         3,900        65,691
 Western Bancorp.......................................         4,848       197,102
 *Western Beef, Inc....................................         3,800        24,225
 *Western Digital Corp.................................         4,000        31,500

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Western Gas Resources, Inc............................        28,900  $    375,700
 Western Ohio Financial Corp...........................           900        23,063
 *Western Power & Equipment Corp.......................         2,600         7,475
 *Western Water Co.....................................        10,900        37,469
 Westinghouse Air Brake Co.............................        20,100       459,788
 *Weston (Roy F.), Inc. Class A........................         5,400        16,031
 Westwood Homestead Financial Corp.....................         1,000        11,500
 *Wet Seal, Inc. Class A...............................         9,500       262,438
 *White Cap Industries, Inc............................         7,100        94,297
 *White Electronics Designs Corp.......................        11,700        18,281
 *White Pine Software, Inc.............................        12,400        52,313
 *Whitman Education Group, Inc.........................        12,200        64,813
 *Whittaker Corp.......................................         9,200       247,250
 *Wickes Lumber Co.....................................         5,500        28,359
 *Wild Oats Markets, Inc...............................        10,700       314,313
 *Williams Clayton Energy, Inc.........................         7,100        46,372
 *Williams Controls, Inc...............................        12,400        38,750
 *Willis Lease Finance Corp............................         4,300        69,875
 *Wilmar Industries, Inc...............................        16,900       192,766
 *#Wilshire Financial Services Group, Inc..............        10,600         3,809
 *Wilshire Oil Co. of Texas............................         7,107        29,316
 *Wilsons The Leather Experts, Inc.....................         6,700        83,122
 *Wind River Systems, Inc..............................        21,700       456,378
 *Windmere Corp........................................        17,500       229,688
 Winnebago Industries, Inc.............................        19,300       318,450
 *Winsloew Furniture, Inc..............................         4,500       144,844
 *Wireless Telecom Group, Inc..........................        15,600        31,200
 Wiser Oil Co..........................................         8,100        26,325
 Wolohan Lumber Co.....................................         4,100        50,994
 *Wolverine Tube, Inc..................................        13,000       309,563
 Wolverine World Wide, Inc.............................        39,400       531,900
 Woodhead Industries, Inc..............................        10,500       132,563
 *Woodward Governor Co.................................         7,800       194,756
 *Workflow Management, Inc.............................         8,800       111,925
 *Workgroup Technology Corp............................         5,800        10,694
 *World Acceptance Corp................................        15,400        86,625
 *World Access, Inc....................................        29,072       331,603
 *#World Airways, Inc..................................         4,800         8,475
 World Fuel Services Corp..............................        11,300       146,194
 *World of Science, Inc................................         2,900         7,567
 *Worldtalk Communications Corp........................         8,500        29,484
 *Worldtex, Inc........................................        13,200        35,475
 Worthington Foods, Inc................................         9,644       141,948
 *Wyant Corp...........................................           266           756
 *Wyman-Gordon Co......................................        30,900       596,756
 Wynns International, Inc..............................        15,450       279,066
 X-Rite, Inc...........................................        16,900       118,828
 *#XCL, Ltd............................................        18,300        24,019
 *Xeta Corp............................................         1,000        24,375
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Xetel Corp...........................................         9,000  $     25,313
 *Xicor, Inc...........................................        14,700        21,131
 *Xionics Document Technologies, Inc...................         9,700        35,163
 *Xircom, Inc..........................................        16,800       422,100
 *Xoma, Ltd............................................        44,700       209,531
 *Xtra Corp............................................         5,000       222,500
 Yankee Energy Systems, Inc............................         8,500       268,281
 Yardville National Bancorp............................         3,655        45,459
 *Yellow Corp..........................................        21,900       372,300
 York Financial Corp...................................         6,563       100,086
 York Group, Inc.......................................         6,200        47,469
 *York Research Corp...................................        11,200        70,350
 *Young Broadcasting, Inc. Class A.....................        10,000       406,875
 *Zamba Corporation....................................        20,000        46,250
 *Zaring National Corp.................................         1,900        15,913
 *Zebra Technologies Corp. Class A.....................        15,500       496,969
 *Zebra Technologies Corp. Class B.....................         4,680       150,053
 *Zemex Corp...........................................         6,794        42,463
 Zenith National Insurance Corp........................        13,600       309,400
 *Zevex International, Inc.............................         2,000        10,500
 *#Zila, Inc...........................................         2,557         9,069
 *Zing Technologies, Inc...............................         1,500        12,281
 *#Zitel Corp..........................................        13,800        23,503
 *Zoll Medical Corp....................................         5,200        64,188
 *#Zoltek Companies, Inc...............................        13,000       101,156
 *#Zonagen, Inc........................................         8,100        87,075
 *Zoran Corp...........................................         7,900        79,494
 *Zygo Corp............................................         8,800        69,850
 *Zymetx, Inc..........................................         1,500         3,094
 *#eFax.com, Inc.......................................         9,900       143,241
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $546,580,704)..................................                 541,027,033
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *American Satellite Network, Inc. Warrants 06/30/99...         2,525             0
 *#Arch Communications Warrants 09/01/03...............        30,420             0
 *Ascent Assurance, Inc. Warrants 01/01/04.............           581             0
 *CSF Holdings, Inc. Litigation Rights 12/30/99........         3,250             0
 *#Intercontinental Telecom Corp. Warrants 04/30/02....        13,190             0
 *Millicom, Inc. Contingent Value Rights...............        10,100             0
 *Skyepharma P.L.C. Contingent Payment Rights..........        11,500             0
 *Xinetix, Inc. Warrants 03/17/03......................           332             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $29,640).......................................                           0
                                                                       ------------

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.9%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
   06/01/99 (Collateralized by U.S. Treasury Notes
   6.25%, 01/31/02, valued at $10,520,775) to be
   repurchased at $10,363,294.
   (Cost $10,358,000)..................................  $     10,358  $ 10,358,000
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $556,969,193)..................................                 551,385,033
                                                                       ------------
                                                               SHARES
                                                         ------------
UNITED KINGDOM -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Peptide Therapeutics Group P.L.C.....................         2,800         4,218
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)(Cost $556,971,500)++.....                $551,389,251
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $560,405,168.

                See accompanying Notes to Financial Statements.

                       THE U.S. 9-10 SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
UNITED STATES -- (100.0%)
COMMON STOCKS -- (97.6%)
 *3-D Systems Corp.....................................        85,200  $    481,912
 *3D0 Co...............................................       167,200       872,575
 *3Dfx Interactive, Inc................................        86,947     1,679,164
 *4Front Software International, Inc...................        45,800       460,862
 *#7Th Level, Inc......................................        76,300       450,647
 *800-Jr Cigar, Inc....................................         5,700        52,191
 *8X8, Inc.............................................        44,200       205,806
 *#A Consulting Team, Inc..............................         8,600        69,875
 *A.C. Moore Arts & Crafts, Inc........................        20,000       135,000
 *AAON, Inc............................................        45,590       482,969
 ABC Bancorp...........................................        34,825       487,550
 *ABC Rail Products Corp...............................        68,000       992,375
 *ACT Manufacturing, Inc...............................        48,700       690,931
 *ACT Networks, Inc....................................        71,600     1,445,425
 *ADE Corp.............................................        74,100       720,159
 *AEP Industries, Inc..................................        40,050     1,514,391
 *AFC Cable Systems, Inc...............................        30,725     1,054,252
 *AG Services America, Inc.............................        24,650       437,537
 *AML Communications, Inc..............................        28,900        43,802
 *AMX Corp.............................................        46,800       498,712
 *APAC Teleservices, Inc...............................        52,200       194,119
 *ARI Network Services, Inc............................        32,775       124,955
 *ARIS Corp............................................         1,500        12,891
 *ARV Assisted Living, Inc.............................       118,200       458,025
 ASB Financial Corp....................................         4,500        51,750
 *ASV, Inc.............................................        25,050       487,692
 *ATS Medical, Inc.....................................       154,900     1,190,794
 *AVT Corporation......................................        57,400     1,919,312
 #Aames Financial Corp.................................         6,200         8,912
 *Aavid Thermal Technologies, Inc......................        44,100       882,000
 *Abaxis, Inc..........................................        83,200       179,400
 Abington Bancorp, Inc.................................        36,800       530,150
 *Abiomed, Inc.........................................        44,500       714,781
 *#Able Telcom Holding Corp............................        60,900       443,428
 Abrams Industries, Inc................................        17,100        67,331
 *Abraxas Petroleum Corp...............................        50,000       106,250
 *#Acacia Research Corp................................        39,100       199,166
 *Accel International Corp.............................        97,293       197,626
 *Accelr8 Technology Corp..............................        76,500       207,984
 *Access Worldwide Communications, Inc.................        74,000       561,937
 *Acclaim Entertainment, Inc...........................        38,500       248,445
 *Ace Cash Express, Inc................................        54,725       807,194
 *Ace Comm Corp........................................        60,100       231,009
 Aceto Corp............................................        38,966       457,850
 *Acme Electric Corp...................................        32,784       178,263
 *Acme United Corp.....................................        28,707        57,414
 *Acorn Products, Inc..................................        14,100        74,906
 *Active Apparel Group, Inc............................         5,600        15,050
 *Active Voice Corp....................................        25,600       352,000
 *Activision, Inc......................................       107,500     1,441,172
 *#Actrade International, Ltd..........................        40,200       526,369
 *Adac Laboratories....................................        12,200        97,219
 *#Adam Software, Inc..................................        16,500       270,187
 Adams Resources & Energy, Inc.........................        74,150       574,662

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Adaptive Broadband Corp..............................        64,600  $  1,021,487
 *Adept Technology, Inc................................        79,000       575,219
 *Adflex Solutions, Inc................................        75,800       172,919
 *Administaff, Inc.....................................        90,000     1,440,000
 *Adrien Arpel, Inc....................................           402            58
 *Advance Lighting Technologies, Inc...................        14,000       100,406
 *Advance Paradigm, Inc................................        22,400     1,082,200
 *#Advanced Aerodynamics & Structures, Inc.............         5,000        17,031
 *Advanced Communications Group, Inc...................        57,500       578,594
 *Advanced Communications Systems, Inc.................         4,800        58,200
 *Advanced Digital Information Corp....................        84,100     2,278,584
 *#Advanced Health Corp................................        86,700       396,923
 *Advanced Magnetics, Inc..............................        57,550       223,006
 Advanced Marketing Services, Inc......................        57,000       894,187
 *Advanced Neuromodulation Systems, Inc................        98,928       673,947
 *Advanced Polymer Systems, Inc........................       162,000       815,062
 *Advanced Radio Telecom Corp..........................        51,800       582,750
 *Advanced Technical Products, Inc.....................         1,800        23,850
 *#Advanced Tissue Sciences, Inc.......................       100,900       387,834
 *Advantica Restaurant Group, Inc......................       329,000     1,516,484
 *Advent Software, Inc.................................        13,000       905,937
 Advest Group, Inc.....................................        46,700       974,862
 *Advocat, Inc.........................................        50,700       104,569
 *Aegis Communications Group...........................        26,000        28,031
 *Aehr Test Systems....................................        29,300       116,284
 *Aeroflex, Inc........................................       104,452     1,521,082
 *Aerosonic Corp. DE...................................        22,200       310,800
 *Aerovox, Inc.........................................        41,800        99,275
 *Aetrium, Inc.........................................        53,400       415,519
 *Aftermarket Technology Corp..........................        30,200       330,312
 *Ag-Chem Equipment Co., Inc...........................        48,700       553,962
 *#Agritope, Inc.......................................        16,500        26,812
 *Air Methods Corp.....................................        45,400        97,894
 *Airnet Systems, Inc..................................        24,500       258,781
 *Airtran Holdings, Inc................................         8,500        40,109
 *Akorn, Inc...........................................       104,300       485,647
 *Aksys, Ltd...........................................         5,000        24,609
 Alabama National Bancorporation.......................        14,100       339,722
 Alamo Group, Inc......................................        52,000       477,750
 *Alaris Medical, Inc..................................        82,600       409,128
 Alba-Waldensian, Inc..................................        31,500       822,937
 *Alcide Corp..........................................        15,300       289,744
 *Aldila, Inc..........................................        99,700       196,284
 *Alexion Pharmaceuticals, Inc.........................        67,300       647,762
 Alico, Inc............................................        55,700       898,162
 *Align-Rite International, Inc........................        31,000       403,000
 *All American Semiconductor, Inc......................        38,400        29,400
 *Allcity Insurance Co.................................           200         1,825
 Allen Organ Co. Class B...............................         4,700       169,200
 *Allen Telecom, Inc...................................        65,900       687,831
 Alliance Bancorp......................................        48,200     1,176,381
 Alliance Bancorp of New England, Inc..................           399         3,990

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Alliance Gaming Corp.................................        90,568  $    365,102
 *Alliance Pharmaceuticals Corp........................       180,700       530,806
 *Alliance Semiconductor Corp..........................       109,200       522,112
 *Allied Healthcare Products, Inc......................        66,800       131,512
 *Allied Holdings, Inc.................................        66,435       473,349
 Allied Products Corp..................................        99,841       517,925
 *Allied Research Corp.................................        41,040       289,845
 *Allin Communications Corp............................        53,300       143,244
 *#Allou Health & Beauty Care, Inc. Class A............        30,000       211,875
 *Allstars Systems, Inc................................        35,000        57,969
 *Allstate Financial Corp..............................        12,100        77,327
 *Alltrista Corp.......................................        40,874     1,118,926
 *Alpha Industries, Inc................................       130,050     4,531,430
 *Alpha Microsystems, Inc..............................        62,300       469,197
 *Alpha Technologies Group, Inc........................       107,200       391,950
 *Alphanet Solutions, Inc..............................        41,300       163,909
 *Alpine Group, Inc....................................        69,544     1,121,397
 *#Alta Gold Co........................................       127,043        63,521
 *Alteon, Inc..........................................       125,300        99,848
 *Alternative Resources Corp...........................       157,300     1,204,328
 *Alydaar Software Corp................................         3,500        13,125
 *#Alyn Corp...........................................        95,500       216,367
 Ambanc Holding Co., Inc...............................        49,400       859,869
 *Ambassadors, Inc.....................................        84,900     1,209,825
 Amcast Industrial Corp................................        45,600       766,650
 *Amedisys, Inc........................................        13,700        30,397
 *America Online, Inc..................................         9,716     1,159,906
 *America Services Group, Inc..........................        29,000       346,187
 American Bancorporation Ohio..........................           800        15,400
 American Bank of Connecticut..........................        24,000       504,000
 *#American Banknote Corp..............................       104,400        39,150
 American Biltrite, Inc................................        57,850     1,185,925
 *American Claims Evaluation, Inc......................         3,100         6,200
 *American Classic Voyages Co..........................       107,000     1,879,187
 *American Coin Merchandising, Inc.....................        28,300       203,406
 *American Ecology Corp................................        82,700       232,594
 *American Educational Products, Inc...................         2,760        27,772
 *American Healthcorp, Inc.............................        68,700       562,481
 *American Homepatient, Inc............................        20,100        39,886
 *American Homestar Corp...............................        82,218       601,219
 *American Indemnity Financial Corp....................        16,700       230,147
 *#American International Petroleum Corp...............       100,100       107,920
 *American Locker Group, Inc...........................        35,200       370,700
 *American Medical Electronics, Inc. (Escrow-Bonus)....       102,100             0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................       102,100             0
 *#American Mobile Satellite Corp......................       207,200     2,933,175
 *American Pacific Corp................................        73,500       597,187
 *American Pad & Paper Co..............................       156,400       366,562
 *American Physician Partners, Inc.....................       130,000       792,187
 *American Physicians Services Group, Inc..............        46,800       168,187
 *American Precision Industries, Inc...................       160,375     1,814,242
 *American Science & Engineering, Inc..................        75,000       684,375
 *American Shared Hospital Services....................        14,800        42,550
 *American Software, Inc. Class A......................       140,800       409,200
 American States Water Company.........................        55,000     1,467,812
 *American Superconductor Corp.........................       122,200     1,550,412
 *American Technical Ceramics Corp.....................        21,000       143,062
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *#American Wagering, Inc..............................         5,900  $     34,294
 American Woodmark Corp................................        47,029     1,757,709
 Americana Bancorp, Inc................................        20,350       322,420
 *Amerihost Properties, Inc............................        63,600       241,481
 *AmeriLink Corp.......................................        24,600       359,775
 *Ameripath, Inc.......................................       120,100     1,090,283
 *Ameristar Casinos, Inc...............................       132,250       467,008
 Ameron, Inc...........................................        18,200       783,737
 *Amistar Corp.........................................        28,300        54,831
 Ampco-Pittsburgh Corp.................................        82,100     1,026,250
 *Ampex Corp. Class A..................................       152,100       674,944
 Amplicon, Inc.........................................        60,400       826,725
 *Amrep Corp...........................................        63,610       363,770
 *Amsurg Corp. Class A.................................         6,331        41,943
 *Amsurg Corp. Class B.................................        40,795       272,817
 *Amtran, Inc..........................................        88,200     2,072,700
 Amwest Insurance Group, Inc...........................        56,688       581,052
 *Amylin Pharmaceuticals, Inc..........................       115,400       149,659
 *Anadigics, Inc.......................................        39,200       972,650
 *Analogy, Inc.........................................        54,900       159,553
 *Analysis & Technology, Inc...........................        40,200     1,027,612
 *#Analytical Surveys, Inc.............................        31,500       763,875
 *Anaren Microwave, Inc................................        41,700       908,278
 Andean Development Corp...............................         5,500         5,672
 *Andersen Group, Inc..................................        15,000       110,625
 Andersons, Inc........................................        11,600       150,075
 Andover Bancorp, Inc. DE..............................        40,525     1,200,553
 *Andrea Electronics Corp..............................        70,800       491,175
 *Anesta Corp..........................................        83,600     1,489,125
 *#Angeion Corp........................................        13,980        28,178
 Angelica Corp.........................................        85,700     1,451,544
 *Anicom, Inc..........................................        97,800       901,594
 *Anika Therapeutics, Inc..............................        18,700       100,220
 *Ansoft Corp..........................................        74,500       586,687
 *Ansys, Inc...........................................        90,500       820,156
 *Aphton Corp..........................................        68,300       776,912
 *Apple Orthodontix, Inc...............................        19,500        39,000
 *Applied Cellular Technology, Inc.....................         2,600         5,891
 *Applied Digital Access, Inc..........................        90,400       379,962
 *Applied Extrusion Technologies, Inc..................        92,700       706,837
 *Applied Films Corp...................................        16,000        59,000
 *Applied Graphics Technologies, Inc...................        45,000       487,969
 *Applied Innovation, Inc..............................       105,300       411,328
 *#Applied Magnetics Corp..............................       116,100       348,300
 *Applied Microsystems Corp............................        42,900       130,711
 *Applied Science & Technology, Inc....................        53,600       765,475
 *Applied Signal Technologies, Inc.....................        75,000       675,000
 *Applix, Inc..........................................        66,100       359,419
 *Aqua Alliance, Inc...................................        59,000       140,125
 *Aquagenix, Inc.......................................        23,100        20,573
 *Aquila Biopharmaceuticals, Inc.......................        44,444        84,721
 *Arabian Shield Development Co........................        66,200        71,372
 *Aradigm Corp.........................................       104,400       724,275
 *Arcadia Financial, Ltd...............................        42,600       316,837
 *Arch Communications Group, Inc.......................       192,800       466,937
 *Ardent Software, Inc.................................        56,828     1,143,663
 *Argosy Gaming Corp...................................       199,300     1,594,400
 *Arguss Holdings, Inc.................................         7,300       130,259
 *Ariad Pharmaceuticals, Inc...........................       191,500       284,258
 *Ariel Corp...........................................        89,400       273,787
 *Ark Restaurants Corp.................................        21,200       214,650
 *Arkansas Best Corp...................................       151,500     1,354,031

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Armor Holdings, Inc..................................       110,000  $  1,148,125
 *Aronex Pharmaceuticals, Inc..........................       153,550       686,177
 *Arqule, Inc..........................................        79,500       357,750
 *Arrhythmia Research Technology, Inc..................        11,375        14,219
 *Arrow Automotive Industries, Inc.....................        31,300            31
 Arrow Financial Corp..................................        30,895       826,441
 *Artecon, Inc.........................................         2,600         5,281
 *Arthrocare Corp......................................        47,800       944,050
 *Artisan Components, Inc..............................         4,900        35,678
 *Artisoft, Inc........................................        94,800       404,381
 *Artra Group, Inc.....................................        68,000       692,750
 *Arts Way Manufacturing Co., Inc......................           100           481
 *Asahi/America, Inc...................................        27,500       201,094
 *Asante Technologies, Inc.............................        45,600        32,062
 *Ascent Assurance, Inc................................           622             0
 *Asche Transportation Services, Inc...................        29,800       120,131
 *Ashworth, Inc........................................       102,800       504,362
 *Assisted Living Concepts, Inc........................        78,800       231,475
 *Astea International, Inc.............................        41,300       122,609
 Astro-Med, Inc........................................        58,175       385,409
 *Astronics Corp.......................................        31,047       275,542
 *AstroPower, Inc......................................         2,900        37,972
 *Asymetrix Learning Systems, Inc......................        40,000       165,000
 *Asyst Technologies, Inc..............................        41,100       806,587
 Atalanta Sosnoff Capital Corp.........................        37,600       371,300
 *Atchison Casting Corp................................        43,500       478,500
 *Athey Products Corp..................................        31,085        76,741
 *Atlantic American Corp...............................       119,125       517,449
 *Atlantic Bank and Trust Co...........................        21,700       451,631
 *Atlantic Data Services, Inc..........................        93,000       370,547
 *Atlantic Premium Brands, Ltd.........................        24,400        56,425
 *Atlantis Plastics, Inc...............................        32,800       471,500
 *Atrion Corp..........................................        59,850       576,056
 *Atrix Labs, Inc......................................        68,206       566,962
 *Audiovox Corp. Class A...............................       125,600     1,091,150
 *Ault, Inc............................................        34,500       334,219
 *Aura Systems, Inc....................................        32,000         8,500
 *Aurora Biosciences Corp..............................       121,400       686,669
 *Auspex Systems, Inc..................................       153,100     1,669,747
 *#Autobond Acceptance Corp............................        13,400        15,075
 Autocam Corp..........................................        61,370       717,262
 *#Autocyte, Inc.......................................        85,000       610,937
 *Autoimmune, Inc......................................       106,700       238,408
 *Autologic Information International, Inc.............        27,500       132,344
 *Automobile Protection Corp...........................        67,300       691,928
 *Autote Corp. Class A.................................       274,600       703,662
 *Avalon Holding Corp. Class A.........................        15,475       105,423
 *#Avanir Pharmaceuticals Class A......................       212,000       221,937
 *Avant Immunotherapeutics, Inc........................       191,210       242,000
 *#Avatex Corp.........................................        26,200        16,375
 Avert, Inc............................................        21,400       130,406
 *Avi Biopharma, Inc...................................           600         2,081
 *Avigen, Inc..........................................        65,500       405,281
 *Avteam, Inc. Class A.................................        67,500       483,047
 *Axiohm Transaction Solutions, Inc....................         9,922        39,688
 *Axsys Technologies, Inc..............................        22,600       281,087
 *Axys Pharmaceuticals, Inc............................       247,830       890,639
 Aztec Manufacturing Co................................        55,826       561,749
 *BCT International, Inc...............................        23,700        59,620
 *BEI Electronics, Inc.................................        42,800        49,487
 BEI Technologies, Inc.................................        48,100       479,497
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *BFX Hospitality Group, Inc...........................        34,000  $     47,812
 BHA Group Holdings, Inc. Class A......................        84,954       828,301
 *BI, Inc..............................................        85,900       789,206
 *BLC Financial Services, Inc..........................         5,000        10,625
 BMC Industries, Inc...................................       116,800     1,175,300
 BSB Bancorp, Inc......................................       111,562     2,837,858
 BT Financial Corp.....................................        24,608       661,340
 *BTG, Inc.............................................        38,500       276,719
 *BTU International, Inc...............................        44,700       184,387
 *BWAY Corp............................................        83,550     1,190,587
 Badger Meter, Inc.....................................        48,100     1,617,362
 Badger Meter, Inc. Class B............................        16,500       554,812
 *Badger Paper Mills, Inc..............................           200         1,441
 Bairnco Corp..........................................       105,400       731,212
 Baker (J.), Inc.......................................       115,300       835,925
 *Baker (Michael) Corp.................................        72,214       523,551
 *Baker (Michael) Corp. Class B........................        15,400       111,650
 *Balance Bar Co.......................................        35,000       197,969
 *Balanced Care Corp...................................        65,000       154,375
 Balchem Corp..........................................        10,400        59,800
 *Baldwin Piano & Organ Co.............................        37,900       288,987
 *Baldwin Technology, Inc. Class A.....................       135,000       489,375
 *Ballantyne Omaha, Inc................................       145,635     1,128,671
 *Baltek Corp..........................................        21,562       212,925
 Bancfirst Ohio Corp...................................        26,600       656,687
 *Bancinsurance Corp...................................        39,480       219,607
 Bancorp Connecticut, Inc..............................        26,580       430,264
 *Bangor Hydro-Electric Co.............................        56,200       793,825
 *Bank Plus Corp.......................................       125,200       653,387
 *Bank United Financial Corp. Class A..................       104,900       945,739
 Bank West Financial Corp..............................         3,200        34,100
 *Banyan System, Inc...................................       155,000     1,714,687
 *Barnett, Inc.........................................       116,300     1,061,237
 *Barnwell Industries, Inc.............................        11,800       136,437
 *Barra, Inc...........................................        40,100       971,172
 *Barrett Business Services, Inc.......................        51,900       441,150
 *Barringer Technologies, Inc..........................        60,600       335,194
 *Barry (R.G.) Corp....................................       178,235     1,437,020
 *#Base Ten Systems, Inc. Class A......................        60,100        49,770
 *Basin Exploration, Inc...............................        98,700     1,656,309
 *Baycorp Holdings, Ltd................................        28,500       101,531
 *Bayou Steel Corp. Class A............................        68,450       248,131
 *Beard Co.............................................        26,533        89,549
 Beauticontrol Cosmetics, Inc..........................        46,500       223,781
 *Beazer Homes USA, Inc................................        61,800     1,375,050
 *Bel Fuse, Inc. Class A...............................        43,250     1,408,328
 Bel Fuse, Inc. Class B................................        43,250     1,267,766
 *Belco Oil & Gas Corp.................................        12,000        95,250
 *Bell Industries, Inc.................................        76,472       783,838
 *Bell Microproducts, Inc..............................        58,100       411,239
 *Bellwether Exploration Co............................       121,800       563,325
 *Ben & Jerry's Homemade, Inc.
   Class A.............................................        37,000     1,041,781
 *Benihana, Inc........................................        11,500       162,437
 *Benihana, Inc. Class A...............................         1,400        19,425
 *Bentley Pharmaceuticals, Inc.........................        32,750        98,250
 *Benton Oil & Gas Co..................................       109,300       382,550
 Berkshire Energy Resources............................         8,300       171,966
 *Berlitz International, Inc...........................        28,200       601,012
 *Bethlehem Corp.......................................           200           362
 *Big 4 Ranch, Inc.....................................        35,000             0
 *Binks Sames Corp.....................................        61,400     1,028,450

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *#Bio Vascular, Inc...................................        31,700  $     87,670
 *Bioanalytical Systems, Inc...........................         3,200        12,800
 *Biocryst Pharmaceuticals, Inc........................        80,200       646,612
 *#Biofield Corp.......................................         7,800           999
 *Bio-Logic Systems Corp...............................        25,900        91,459
 *Biomerica, Inc.......................................        26,100        67,697
 *Bionova Holdings Corp................................         5,400        19,406
 *Bionx Implants, Inc..................................        76,700       352,341
 *#Bio-Plexus, Inc.....................................        13,200        63,525
 *BioReliance Corp.....................................        20,000       133,125
 *Biosite Diagnostics, Inc.............................       111,100     1,107,528
 *Biosource International, Inc.........................        71,000       346,125
 *Biospecifics Technologies Corp.......................        31,000        98,812
 *#Biospherics, Inc....................................        56,600       435,997
 Birmingham Steel Corp.................................        79,200       405,900
 *Black Hawk Gaming & Development, Inc.................        17,400       148,444
 Blair Corp............................................        56,000       962,500
 Blimpie International.................................        43,450       114,056
 *Blonder Tongue Laboratories, Inc.....................        27,000       178,875
 *Bluegreen Corp.......................................       102,629       577,288
 *Boca Research, Inc...................................        56,400       499,669
 *Bolder Technologies Corp.............................        49,600       441,750
 *Bolle, Inc...........................................        36,966       107,432
 *Bolt Technology Corp.................................        40,750       259,781
 *Bombay Co., Inc......................................       283,400     1,735,825
 *Bonded Motors, Inc...................................        14,000        41,125
 *Bone Care International, Inc.........................        40,500       397,406
 *Bontex, Inc..........................................         2,200         4,812
 *Bon-Ton Stores, Inc..................................        64,300       409,912
 *#Books-a-Million, Inc................................       140,000     1,155,000
 Boston Acoustics, Inc.................................        57,450     1,048,462
 *Boston Beer Company, Inc. Class A....................        71,000       590,187
 *Boston Biomedical, Inc...............................         9,300        35,456
 *Boston Communications Group, Inc.....................        94,000       881,250
 Bostonfed Bancorp, Inc................................        17,000       306,000
 Bowl America, Inc. Class A............................        56,160       393,120
 *Bradley Pharmaceuticals, Inc.
   Class A.............................................         8,400        11,681
 *Brauns Fashions Corp.................................        27,400       303,112
 *#Brazos Sportswear, Inc..............................         5,630           563
 *#Breed Technologies, Inc.............................         5,600        18,550
 *Bridgeport Macs, Inc.................................         8,100        73,406
 *Bridgestreet Accomodations, Inc......................           800         2,800
 Bridgford Foods Corp..................................        76,109       794,388
 *Brigham Exploration Co...............................        20,000        51,250
 *Brilliant Digital Entertainment, Inc.................        60,600       409,050
 *Brite Voice Systems, Inc.............................       104,000     1,352,000
 *#Britesmile, Inc.....................................        37,500       400,781
 Broad National Bancorporation.........................        25,076       606,526
 *#Broadband Technologies, Inc.........................        86,600       193,497
 *Broadway & Seymour, Inc..............................        78,100       451,516
 *Brookdale Living Communities.........................       100,200     1,412,194
 Brooke Group, Ltd.....................................        59,900     1,452,575
 *Brooks Automation, Inc...............................        84,200     1,541,912
 *Brookstone, Inc......................................        58,600       880,831
 *Brooktrout Technology, Inc...........................       102,950     1,927,095
 *Brothers Gourmet Coffees, Inc........................        58,669         1,232
 *Brown & Sharpe Manufacturing Co. Class A.............        95,675       526,212
 *Brunswick Technologies, Inc..........................        33,300       202,922
 Bryn Mawr Bank Corp...................................         2,800        72,625
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Buckhead America Corp................................         3,500  $     21,875
 *Builders Transport, Inc..............................        52,100         1,172
 *Building Materials Holding Corp......................       104,900     1,226,019
 *Bull Run Corp. GA....................................       171,700       692,166
 Bush Industries, Inc. Class A.........................        84,100     1,245,731
 *Business Resource Group..............................        32,400       108,337
 *Butler International, Inc............................        46,627       931,083
 Butler Manufacturing Co...............................        18,900       531,562
 *C-COR Electronics, Inc...............................        48,000     1,144,500
 *#C-Phone Corp........................................        51,400       113,241
 *C.P. Clare Corp......................................        80,300       293,597
 *C3, Inc..............................................         1,100        16,844
 CB Bancshares, Inc. HI................................         2,818        90,704
 *CCA Industries, Inc..................................        34,700        43,917
 CCBT Bancorp, Inc.....................................        60,200       985,775
 *CE Software Holdings, Inc............................         2,180         9,878
 *CEM Corp.............................................        41,500       328,109
 *CET Environmental Services, Inc......................        23,700        34,069
 *CFI Proservices, Inc.................................        36,600       464,362
 *CFM Technologies, Inc................................        38,600       352,225
 CFSB Bancorp, Inc.....................................        13,880       350,493
 *CMC Industries, Inc..................................        48,900       316,322
 CMI Corp. Class A.....................................       264,699     2,431,922
 CNBT Bancshares, Inc..................................        42,200       530,137
 *#CNS Income..........................................       111,600       373,162
 CPAC, Inc.............................................        38,578       297,774
 CPB, Inc..............................................        27,700       571,312
 *CPI Aerostructures, Inc..............................         2,500         1,602
 *CPS Systems, Inc.....................................        54,500        57,906
 *CSP, Inc.............................................        78,928       540,163
 *CTB International Corp...............................        21,200       184,175
 *CTC Communications Corp. Class 1.....................        61,900     1,265,081
 CTG Resources, Inc....................................        29,400       751,537
 *Cache, Inc...........................................        80,125       540,844
 *Caci International, Inc. Class A.....................        93,400     1,733,737
 *Cade Industries, Inc.................................        67,300       150,373
 *Cadence Design Systems, Inc..........................       148,031     1,905,902
 *Cadiz, Inc...........................................        53,400       544,012
 Cadmus Communications Corp............................        58,900       754,656
 *Cadus Pharmaceutical Corp............................        15,500        15,500
 *Caere Corp...........................................       121,400     1,441,625
 Cagle's, Inc. Class A.................................       104,900     1,993,100
 *Cal Dive International, Inc..........................        35,000       861,875
 *Caliber Learning Network, Inc........................        78,000       343,687
 *#California Amplifier, Inc...........................        76,000       318,250
 *California Coastal Comm, Inc.........................        25,700       164,641
 *#California Culinary Academy, Inc....................        17,300       117,316
 *California Micro Devices Corp........................        50,100       111,159
 *Callon Petroleum Co..................................        71,700       770,775
 *Calloways Nursery, Inc...............................         1,700         2,072
 Cal-Maine Foods, Inc..................................        28,300       153,881
 *Cambridge Heart, Inc.................................        66,100       439,978
 *Cameron Ashley Building Products, Inc................        47,000       564,000
 Cameron Financial Corp................................        11,500       152,375
 *Candela Laser Corp...................................        33,700       507,606
 *Candies, Inc.........................................       111,000       339,937
 *Canisco Resources, Inc...............................         8,600        30,906
 *Cannon Express, Inc. Class A.........................         9,650        33,775
 *Cannondale Corp......................................        73,200       654,225
 *Cantel Industries, Inc. Class B......................        28,200       156,862
 *Capital Associates, Inc..............................        26,850        87,262

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Capital Pacific Holdings, Inc........................        67,000  $    217,750
 *Capital Senior Living Corp...........................         2,400        26,100
 Capitol Bancorp, Ltd..................................        27,484       469,805
 Capitol Transamerica Corp.............................        37,045       556,833
 *Carbide/Graphite Group, Inc..........................        66,600       863,719
 *Cardiac Pathways Corp................................        80,000        85,000
 *Cardiotech International, Inc........................        12,957        18,626
 *Career Blazers, Inc. Trust Units.....................         4,360             0
 *Caretenders Healthcorp...............................        11,500        26,594
 *Caribiner International, Inc.........................       198,100     1,064,787
 *Carleton Corporation.................................         6,560        15,375
 *Carreker-Antinori, Inc...............................       143,000     1,219,969
 *Carrington Laboratories, Inc.........................        76,300       226,516
 *Carson, Inc..........................................        47,500       166,250
 Cascade Corp..........................................        57,000       769,500
 Cascade Natural Gas Corp..............................        60,600     1,018,837
 *Casino Data Systems..................................        94,300       350,678
 *Castle Dental Centers, Inc...........................         8,000        53,500
 Castle Energy Corp....................................        13,100       243,987
 *Catalina Lighting, Inc...............................        60,600       272,700
 *Catalyst International, Inc..........................        59,500     1,000,344
 *Catherines Stores Corp...............................        59,900       658,900
 Cato Corp. Class A....................................       194,900     2,564,153
 Cavalier Homes, Inc...................................       149,981     1,359,203
 *Cavanaughs Hospitality Corp..........................       115,500     1,104,469
 *Celadon Group, Inc...................................        69,000       685,687
 *Celebrity, Inc.......................................        13,500        31,641
 *Celeris Corp.........................................        89,300        80,928
 *Celeritek, Inc.......................................        44,000       236,500
 *Celestial Seasonings, Inc............................        41,500       806,656
 *Celgene Corp.........................................       115,300     1,895,244
 *#Cell Genesys, Inc...................................       216,005     1,039,524
 *Cell Pathways, Inc...................................        27,670       304,370
 *Cellegy Pharmaceuticals, Inc.........................        19,600        96,162
 *#Cel-Sci Corp........................................        23,700        51,844
 Cenit Bancorp, Inc....................................        20,800       425,100
 *Centennial Bancorp...................................        79,098       924,458
 *Centennial Healthcare Corp...........................        12,200        67,481
 *Centigram Communications Corp........................        51,900       504,403
 Central Bancorp, Inc..................................        10,000       193,750
 *Central Sprinkler Corp...............................        41,600       708,500
 Central Vermont Public Service Corp...................        53,100       633,881
 Centris Group, Inc....................................       108,200     1,048,187
 *Centura Software Corp................................        63,100        64,086
 Century Aluminum Co...................................       130,000       840,937
 Century Bancorp Income Class A........................         7,600       135,375
 *Cephalon, Inc........................................        24,000       326,250
 *Ceradyne, Inc........................................       115,100       467,594
 Cerberonics, Inc. Class A.............................         3,500        22,094
 *Ceres Group, Inc.....................................        49,400       506,350
 *Cerion Technologies, Inc.............................        31,000         7,750
 *Cerprobe Corp........................................        46,500       433,031
 *Chad Therapeutics....................................        76,466       138,595
 Champion Industries, Inc..............................        48,900       385,087
 *Chart House Enterprises, Inc.........................        75,800       416,900
 *Charter Federal Savings Bank (Escrow)................        43,340             0
 Chartwell Re Corp.....................................        54,600       856,537
 Chase Corp............................................        24,200       302,500
 *Chase Industries, Inc................................        90,750       760,031
 *Chattem, Inc.........................................        75,900     2,760,862
 *Chaus (Bernard), Inc.................................        15,260        37,196
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Check Technology Corp................................        39,700  $     89,325
 *Chemfab Corp.........................................       141,300     2,773,012
 *Cherry Corp. Class A.................................        20,100       271,350
 *Cherry Corp. Class B.................................        20,400       278,587
 *Chesapeake Biological Laboratories, Inc. Class A.....        11,400        23,512
 #Chesapeake Energy Corp...............................       126,698       269,233
 Chesapeake Utilities Corp.............................        25,675       462,150
 Chester Valley Bancorp................................         5,906       104,093
 *Chic by His, Inc.....................................        80,000       250,000
 Chicago Rivet & Machine Co............................        20,000       382,500
 *Chicos Fas, Inc......................................        69,100     1,563,387
 *#Childrens Broadcasting Corp.........................        35,800        54,259
 *Children's Comprehensive Services, Inc...............        64,250       391,523
 *Childtime Learning Centers, Inc......................        25,600       320,000
 *Chirex, Inc..........................................        30,900       931,828
 *#Chock Full O' Nuts Corp.............................        92,330       963,694
 *Cholestech Corp......................................        74,900       177,887
 *Chromcraft Revington, Inc............................       112,000     1,820,000
 *Chronimed, Inc.......................................        71,300       505,784
 *Chyron Corp..........................................       240,653       496,347
 *Cidco, Inc...........................................        90,800       561,825
 *Cima Laboratories, Inc...............................        61,900       201,175
 *Ciprico, Inc.........................................        41,895       365,272
 *Circuit City Stores, Inc. - Carmax Group.............       167,000       803,687
 *Circuit Systems, Inc.................................        26,500        54,656
 *Citadel Holding Corp.................................        43,000       217,687
 *Citation Computer System, Inc........................        30,000        57,187
 *Citation Corp........................................        32,500       433,672
 *Citizens, Inc. Class A...............................        85,750       487,703
 *Civic Bancorp........................................        41,674       588,645
 *Clark (Dick) Productions, Inc........................        18,039       227,742
 *Clean Harbors, Inc...................................        82,400       141,625
 *Clintrials Research, Inc.............................       150,600       635,344
 *#CoCensys, Inc.......................................        24,375        25,137
 *Coast Dental Services, Inc...........................        58,400       412,450
 *Coast Distribution System............................        43,600       125,350
 Coastal Bancorp, Inc..................................        45,600       732,450
 *Coastcast Corp.......................................        66,300       795,600
 *Cobra Electronic Corp................................       125,100       508,219
 *Code-Alarm, Inc......................................        20,300        10,784
 *Coeur d'Alene Mines Corp. ID.........................       142,300       595,881
 *Coffee People, Inc...................................        28,000        55,562
 *Cogeneration Corporation of America..................        37,400       458,150
 *Cognitronics Corp....................................        57,450       919,200
 *Cohesion Technologies, Inc...........................        62,300       350,437
 *Coho Energy, Inc.....................................       189,300       118,312
 Cohu, Inc.............................................        18,300       545,569
 *Coinmach Laundry Corp................................        70,500       868,031
 *Coinstar, Inc........................................        19,900       432,203
 *Cold Metal Products, Inc.............................        51,800       110,075
 *Coldwater Creek, Inc.................................        21,500       427,312
 Collagen Corp.........................................        62,300       852,731
 *Collagenex Pharmaceuticals, Inc......................        38,100       366,117
 Collins Industries, Inc...............................        86,325       504,462
 *Colorado MEDtech, Inc................................        90,600     1,276,894
 *Columbia Banking System, Inc.........................        47,900       802,328
 *Columbia Laboratories, Inc...........................        55,700       487,375
 *Columbus Energy Corp.................................        26,257       153,439
 *Comarco, Inc.........................................        47,800       948,531

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Combichem, Inc.......................................        16,000  $     66,000
 *Comdial Corp.........................................       151,433     1,064,763
 *Comforce Corp........................................       128,766       434,585
 *Command Systems, Inc.................................        16,400        27,162
 Commercial Bancshares, Inc............................        20,605       463,612
 Commercial Bank of New York...........................        19,650       246,853
 Commercial Intertech Corp.............................        61,400       928,675
 Commercial National Financial Corp....................         1,600        30,400
 *Commodore Applied Technologies, Inc..................       132,074        37,146
 Commonwealth Industries, Inc..........................       102,800     1,114,737
 Communications Systems, Inc...........................       118,500     1,562,719
 Community Bank System, Inc............................        53,700     1,261,950
 Community Banks, Inc..................................           468         9,945
 Community Bankshares, Inc.............................         2,600        35,262
 Community Financial Corp..............................        10,200        99,450
 Community Financial Group, Inc........................           500         7,125
 *Community First Brokerage Co.........................         2,400        55,125
 Community Savings Bankshares, Inc.....................        31,016       385,761
 Community West Bancshares.............................           300         3,131
 *Compass International Services Corp..................        46,800       308,587
 *Compdent Corp........................................        82,200     1,189,331
 *Competitive Technologies, Inc........................       109,600       808,300
 *#Comprehensive Care Corp.............................        26,120        13,468
 *Comptek Research, Inc................................        60,400       528,500
 *Compucom Systems, Inc................................         8,900        35,878
 *#Computer Learning Centers, Inc......................       131,000       642,719
 *Computer Motion, Inc.................................        64,500       572,437
 *Computer Network Technology Corp.....................        50,050     1,257,506
 *Computer Outsourcing Services, Inc...................        23,100       211,509
 *Comshare, Inc........................................        64,800       220,725
 *Comstock Resources, Inc..............................       192,900       783,656
 *Comtech Telecommunications Corp......................        11,900       104,497
 *Concepts Direct, Inc.................................         3,400        32,831
 *Concord Camera Corp..................................        72,400       375,575
 *Concord Fabrics, Inc. Class A........................        45,500       199,062
 *Concord Fabrics, Inc. Class B........................        25,700       114,044
 *Concurrent Computer Corp.............................       196,480     1,151,250
 *Condor Technology Solutions, Inc.....................        30,300       323,831
 *Conductus, Inc.......................................        41,300        80,019
 *Cone Mills Corp. NC..................................       218,700     1,353,206
 *Congoleum Corp. Class A..............................        26,500       225,250
 *Connect, Inc.........................................         4,600        16,891
 Connecticut Water Services, Inc.......................        63,525     1,524,600
 *Connitics Corp.......................................        76,600       536,200
 *Conso Products Co....................................        59,000       348,469
 *Consolidated Delivery and Logistics, Inc.............        31,900       131,587
 *Consolidated Freightways Corp........................         4,400        58,575
 Consolidated Tokoma Land Co...........................        10,900       164,862
 *#Consumer Portfolio Services, Inc....................       126,000       244,125
 *Continental Materials Corp...........................         9,700       366,175
 *Continucare Corp.....................................        15,900         6,956
 *#Converse, Inc.......................................       111,700       481,706
 Cooker Restaurant Corp................................        70,100       438,125
 *Cooperative Bankshares, Inc..........................         5,500        64,281
 *Copart, Inc..........................................        82,700     1,488,600
 *Copley Pharmaceutical, Inc...........................        84,200       818,319
 *Copytele, Inc........................................        82,900       208,545
 *Coram Healthcare Corp................................       310,900       718,956
 *Core Materials Corp..................................        27,600        93,150
 *Core, Inc............................................        38,400       320,400
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Corixa Corp..........................................         7,940  $    103,220
 *Cornell Corrections, Inc.............................        67,200     1,302,000
 *Correctional Services Corp...........................        90,443       774,418
 *Corrpro Companies, Inc...............................        45,550       452,653
 *Corsair Communications, Inc..........................        37,300       170,764
 *Corvas International, Inc............................       106,500       214,664
 *Corvel Corp..........................................         6,200       245,675
 *Cosmetic Centers, Inc. Class C.......................         8,645         2,431
 *Cost Plus, Inc.......................................        32,250     1,205,344
 *Costilla Energy, Inc.................................        45,400        14,897
 *Cotelligent Group, Inc...............................        78,700     1,052,612
 Cotton States Life Insurance Co.......................        13,800       165,600
 Courier Corp..........................................        47,550     1,087,706
 *Covenant Transport, Inc. Class A.....................       104,000     1,244,750
 *Cover-All Technologies, Inc..........................        83,445       129,079
 Covest Bancshares, Inc................................        45,000       615,937
 *Coyote Network Systems, Inc..........................        12,526        93,945
 Craftmade International, Inc..........................        68,250       917,109
 *Craig (Jenny), Inc...................................       143,050       500,675
 *Craig Corp...........................................        43,900       331,994
 *Creative Biomolecules, Inc...........................       308,900       989,445
 *Crescent Operating, Inc..............................        43,800       242,269
 *Criticare Systems, Inc...............................        46,700       100,697
 Cross (A.T.) Co. Class A..............................        85,200       532,500
 *Crossman Communities, Inc............................        80,000     2,087,500
 *Crown Central Petroleum Corp.
   Class A.............................................        22,500       182,812
 *Crown Central Petroleum Corp.
   Class B.............................................        32,600       268,950
 Crown Crafts, Inc.....................................        55,500       280,969
 *Crown Resources Corp.................................       117,700       196,780
 *Crown Vantage, Inc...................................        63,700       167,212
 *Crown-Andersen, Inc..................................        10,500        61,031
 *Cryolife, Inc........................................       110,900     1,372,387
 *Crystal Oil Co.......................................         5,700       184,537
 Cubic Corp............................................        38,250       922,781
 *Cubist Pharmaceuticals, Inc..........................         5,100        16,177
 Culp, Inc.............................................       178,580     1,473,285
 *Cunningham Graphics International, Inc...............        36,000       519,750
 *CuraGen Corp.........................................        29,400       166,294
 *Curative Health Services, Inc........................         5,000        33,906
 *Cutter & Buck, Inc...................................        40,900     1,209,106
 *#Cyanotech Corp......................................        59,150        49,908
 *#Cybercash, Inc......................................        65,500       912,906
 *#Cyberguard Corp.....................................        37,800        37,800
 *Cyberonics, Inc......................................        89,500     1,026,453
 *Cyberoptics Corp.....................................        30,400       383,800
 *Cybex Corp...........................................        64,075     1,467,718
 *Cybex International, Inc.............................        72,300       397,650
 *Cygnus, Inc..........................................       124,300     1,425,566
 *Cylink Corp..........................................        40,000       158,125
 *Cypros Pharmaceutical Corp...........................       102,900       231,525
 *Cyrk, Inc............................................       102,300       680,934
 *Cytel Corp...........................................        24,357        43,386
 *Cytrx Corp...........................................        23,800        62,103
 *Cytyc Corp...........................................         5,000       103,125
 *D & K Healthcare Resources, Inc......................        11,200       263,550
 *D A Consulting Group, Inc............................        56,300       687,916
 *DM Management Co.....................................        57,550       926,195
 *#DRS Technologies, Inc...............................        52,203       460,039
 *DSET Corp............................................         8,600       105,887

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *DSP Group, Inc.......................................        47,600  $  1,262,887
 *DSP Technology, Inc..................................        14,300       127,806
 DT Industries, Inc....................................        85,500       820,266
 *DVI, Inc.............................................       104,400     1,624,725
 *Dailey International, Inc............................        35,400        26,550
 *Daily Journal Corp...................................           200         7,487
 *Daktronics, Inc......................................        20,200       214,625
 *Damark International, Inc. Class A...................        44,200       435,094
 Dames & Moore, Inc....................................        88,400     1,392,300
 *Dan River, Inc. (GA) Class A.........................       107,000       983,062
 Daniel Industries, Inc................................        76,369     1,603,749
 *Danielson Holding Corp...............................         9,853        52,344
 *#Daou Systems, Inc...................................        57,200       350,350
 *Darling International, Inc...........................        58,400       109,500
 *#Data Dimensions, Inc................................        88,400       348,075
 *Data I/O Corp........................................        65,600        74,825
 *Data Processing Resources Corp.......................           900        13,641
 *#Data Race, Inc......................................        54,300       247,744
 Data Research Association, Inc........................        50,550       445,472
 *Data Systems & Software, Inc.........................        47,800       146,387
 *Data Systems Network Corp............................         3,641         4,267
 *Datakey, Inc.........................................        11,700        30,712
 *Datamarine International, Inc........................           200           487
 *Dataram Corp.........................................        29,800       247,712
 *Datastream Systems, Inc..............................       112,800     1,364,175
 *DataTRAK International, Inc..........................        19,100        90,725
 *Dataware Technologies, Inc...........................        59,200       170,200
 *Datawatch Corp.......................................        60,000        88,125
 *Datron Systems, Inc..................................        23,200       141,375
 *Datum, Inc...........................................        72,600       608,025
 *Dave and Busters, Inc................................       111,150     2,973,262
 Davel Communications, Inc.............................        58,650       359,231
 *Davox Corp...........................................        42,800       358,450
 *Daw Technologies, Inc................................       100,600       128,894
 *Dawson Geophysical Co................................        44,700       477,731
 *Daxor Corp...........................................        46,000       572,125
 *Day Runner, Inc......................................        74,800       918,637
 *Dayton Superior Corp. Class A........................        56,100     1,006,294
 Deb Shops, Inc........................................        82,100     1,246,894
 *#DecisionOne Holdings Corp...........................           600         1,847
 *Deckers Outdoor Corp.................................        54,800       186,662
 *Decora Industries, Inc...............................         3,600        23,175
 Decorator Industries, Inc.............................        20,587       153,116
 *Del Global Technologies Corp.........................        49,016       441,144
 Del Laboratories, Inc.................................       164,920     2,504,722
 *Delco Remy International, Inc........................        14,500       158,594
 *Delia's, Inc.........................................        19,600       258,475
 *#Delta Financial Corp................................        78,500       529,875
 Delta Natural Gas Co., Inc............................        18,800       321,950
 Delta Woodside Industries, Inc........................       155,800     1,100,337
 *Deltek Systems, Inc..................................         2,500        22,969
 *Denali, Inc..........................................        17,900       139,844
 *Denamerica Corp......................................        57,800        54,187
 *Dense-Pac Microsystems, Inc..........................        76,700       179,766
 *DepoMed, Inc.........................................        59,500       185,937
 *Designs, Inc.........................................        54,600       107,494
 *Detection Systems, Inc...............................        66,186       583,264
 *Detrex Corp..........................................        10,200        70,444
 *Devcon International Corp............................        29,000        90,172
 Dewolfe Companies, Inc................................         6,000        45,000
 *Dexterity Surgical, Inc..............................         8,100        11,644
 *Diacrin, Inc.........................................         5,000        28,906
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Diagnostic Health Services, Inc......................        76,900  $     78,102
 *Diametrics Medical, Inc..............................       150,700     1,038,417
 *Diamond Home Services, Inc...........................        78,500       367,969
 *#Diamond Multimedia Systems, Inc.....................        92,500       409,023
 *Dianon Systems, Inc..................................        38,900       358,609
 *Diatide, Inc.........................................        92,000       327,750
 *Digene Corp..........................................       118,600     1,404,669
 *Digi International, Inc..............................       132,100     1,098,081
 *#Digital Biometrics, Inc.............................        72,000       119,250
 *Digital Generation Systems, Inc......................       148,600       882,312
 *Digital Lightwave, Inc...............................        14,400        87,300
 *Digital Link Corp....................................        72,700       535,027
 *Digital Power Corp...................................        16,500        24,750
 *Diodes, Inc..........................................        35,100       162,337
 *Directrix, Inc.......................................         8,950        71,041
 *Diversified Corporate Resources, Inc.................        13,400        80,400
 Dixie Group, Inc......................................        64,419       583,797
 *Dixon Ticonderoga Co.................................        27,450       329,400
 *Dominion Homes, Inc..................................        31,100       244,912
 Donegal Group, Inc....................................        24,710       277,987
 *Donna Karan International, Inc.......................        64,300       659,075
 Donnelly Corp. Class A................................        59,750       978,406
 *Donnkenny, Inc.......................................        63,300        66,267
 *Dorsey Trailers, Inc.................................        39,000        90,187
 *Dotronix, Inc........................................        87,000        63,891
 *Drew Industries, Inc.................................        90,700     1,162,094
 *Drexler Technology Corp..............................       112,950     1,048,317
 *Driver-Harris Co.....................................        23,498        79,306
 *Drug Emporium, Inc...................................        92,600       937,575
 *Drypers Corp.........................................        48,400       158,812
 *DualStar Technologies Corp...........................         4,900        30,089
 *Duckwall-Alco Stores, Inc............................        41,200       427,450
 *Ducommun, Inc........................................        79,500       909,281
 Duff & Phelps Credit Rating Co........................        18,000     1,108,125
 *Dunn Computer Corp...................................        60,500       127,617
 *Dura Automotive Systems, Inc.........................        31,934       946,074
 *Durakon Industries, Inc..............................        54,500       681,250
 *Duramed Pharmaceuticals, Inc.........................       115,800     1,700,812
 *Dwyer Group, Inc.....................................        29,500        58,078
 Dyersburg Corp........................................       107,300       147,537
 *Dynamic Healthcare Technologies, Inc.................        45,900       113,316
 *Dynamic Materials Corp...............................        14,200        69,225
 *Dynamics Research Corp...............................        71,258       360,744
 *E-Z-Em, Inc. Class A.................................        37,000       187,312
 *E-Z-Em, Inc. Class B.................................        55,424       277,120
 *E4L, Inc.............................................       129,878       811,737
 *EA Engineering Science & Technology, Inc.............        78,975        78,975
 *ECC International Corp...............................       139,750       436,719
 *ECCS, Inc............................................         6,900        13,908
 *EFI Electronics Corp.................................        65,400        62,334
 *EFTC Corp............................................        71,700       441,403
 *EIS International, Inc...............................        85,100       284,553
 *ELXSI Corp...........................................         8,300        89,744
 EMC Insurance Group, Inc..............................        48,800       558,150
 *EMCORE Corp..........................................         3,700        81,631
 *EMS Technologies, Inc................................       142,199     1,928,574
 ESB Financial Corp....................................         2,342        35,569
 *ESCO Electronics Corp. Trust Receipts................       101,076     1,219,229
 *ESSEF Corp...........................................       129,639     2,560,370

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *EXX, Inc. Class A....................................           300  $        787
 *EXX, Inc. Class B....................................           100           287
 Eagle Bancshares, Inc.................................        38,400       723,600
 *Eagle Food Centers, Inc..............................        82,600       201,337
 *Eagle Geophysical, Inc...............................        60,700       202,017
 *Eagle Point Software Corp............................        40,500       263,250
 Easco, Inc............................................        85,400       635,162
 *East/West Communications, Inc........................        29,600       190,550
 Eastern Co............................................        26,000       679,250
 *Eateries, Inc........................................        25,400        98,425
 *Echelon International Corp...........................         1,300        29,900
 *#Eclipse Surgical Technologies, Inc..................        63,800       570,212
 *Eco Soil Systems, Inc................................       143,500       730,953
 *Ecogen, Inc..........................................        56,900       190,259
 Ecology & Environment, Inc. Class A...................        11,900        83,300
 *Edac Technologies Corp...............................         9,600        40,200
 *Edelbrock Corp.......................................        47,200       730,125
 *Edify Corp...........................................        44,600       532,412
 *Edison Control Corp..................................         7,000        66,500
 Edo Corp..............................................        52,500       360,937
 Educational Development Corp..........................         3,800         9,737
 *Educational Insights, Inc............................        52,300       101,331
 *EduTrek International, Inc...........................        19,100        98,484
 *#Einstein/Noah Bagel Corp............................        44,700        48,192
 *Ekco Group, Inc......................................       138,500       657,875
 *Elantec Semiconductor, Inc...........................        48,600       462,459
 *Elcom International, Inc.............................        59,900       341,617
 *Elcotel, Inc.........................................        88,389       190,589
 *Electric Fuel Corp...................................        92,200       175,756
 *Electro Rent Corp....................................        60,050       756,255
 Electro Sensors, Inc..................................         2,300         6,541
 *Electroglas, Inc.....................................           900        12,825
 *Electronic Processing, Inc...........................         2,900        27,187
 *Electronic Retailing System International, Inc.......        16,400        21,525
 Ellett Brothers, Inc..................................        44,000       242,687
 *Eltrax System, Inc...................................        44,825       184,903
 *Embrex, Inc..........................................       124,600       848,837
 *Emcee Broadcast Products, Inc........................        30,000        60,469
 *Emcon................................................        71,450       468,891
 *Emcor Group, Inc.....................................        74,800     1,690,012
 *Emeritus Corp........................................       146,800     1,614,800
 *Emisphere Technologies, Inc..........................        56,400       525,225
 *Empi, Inc............................................        56,000     1,375,500
 Empire Federal Bancorp, Inc...........................         4,900        56,656
 *#Employee Solutions, Inc. Class B....................       226,600       276,169
 *Emulex Corp..........................................        53,800     4,243,475
 *En Pointe Technologies, Inc..........................        32,500       221,406
 *#Enamelon, Inc.......................................        58,500       192,867
 *#Encad, Inc..........................................        78,800       469,106
 *#Encore Med Corp.....................................         5,200        14,625
 *Encore Wire Corp.....................................       100,875       974,074
 *Endocardial Solutions, Inc...........................        51,800       462,962
 *Endosonics Corp......................................       118,300       813,312
 *#Energy Biosystems Corp..............................        13,242        36,415
 *Energy Conversion Devices, Inc.......................        66,800       582,412
 *Energy Research Corp.................................        22,900       286,250
 Energynorth, Inc......................................        32,526       906,662
 Energysouth, Inc......................................        51,150     1,003,819
 Engineered Support Systems, Inc.......................        40,350       543,464
 *Engineering Measurements Co..........................        35,500       159,750
 Engle Homes, Inc......................................        62,000       842,812
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Enlighten Software Solutions, Inc....................        12,300  $     36,900
 Ennis Business Forms, Inc.............................       139,200     1,200,600
 *Enstar, Inc..........................................         9,266        88,606
 *Enterprise Software, Inc.............................        37,587       298,347
 *Envirogen, Inc.......................................         2,316         3,040
 *Environmental Elements Corp..........................        48,600       173,137
 *Environmental Technologies Corp......................        39,700        53,347
 *Environmental Tectonics Corp.........................        34,400       408,500
 *Envirosource, Inc....................................        49,300        70,098
 *Enzon, Inc...........................................       136,200     1,974,900
 *Epicor Software Corp.................................        77,074       546,744
 *Epitope, Inc.........................................        93,600       558,675
 *#Epl Technologies, Inc...............................        38,100       143,470
 *#Equimed, Inc........................................         6,533           405
 *Equinox Systems, Inc.................................        35,000       305,156
 *Equitex, Inc.........................................         1,300        17,916
 *Equitrac Corp........................................        16,000       284,000
 *Equity Marketing, Inc................................        35,100       366,356
 *Equity Oil Co........................................       109,700       130,269
 *Ergo Science Corp....................................        72,700       110,186
 Eskimo Pie Corp.......................................        28,600       245,781
 Espey Manufacturing & Electronics Corp................        21,000       257,250
 *Ess Technology, Inc..................................        13,400       104,687
 *Evans & Sutherland Computer Corp.....................        41,000       647,031
 *#Evans Systems, Inc..................................        19,085       132,402
 *Evercel, Inc.........................................         6,233        35,645
 *Evergreen Resources, Inc.............................        72,100     1,597,466
 *Exabyte Corp.........................................       132,000       730,125
 *Exactech, Inc........................................           800         8,950
 *Exar Corp............................................        79,400     1,662,437
 *#Excalibur Technologies Corp.........................       115,500     1,631,437
 *Excel Technology, Inc................................        59,122       729,787
 *Executive Telecard, Ltd..............................       114,300       367,903
 *Executone Information Systems, Inc...................       284,300     1,568,092
 *Exogen, Inc..........................................        57,200       132,275
 *Expert Software, Inc.................................        65,100       163,767
 *Exponent, Inc........................................        73,000       526,969
 *Extended Systems, Inc................................        35,000       164,609
 Ezcorp, Inc. Class A Non-Voting.......................        72,000       533,250
 F & M Bancorp (MD)....................................        21,483       679,400
 FCB Financial Corp....................................        18,000       543,375
 FCNB Corp.............................................        16,733       324,725
 *FEI Co...............................................        96,700       803,819
 FFLC Bancorp..........................................        15,833       287,963
 FFY Financial Corp....................................        43,900       806,662
 *FIRSTFED AMERICA BANCORP, INC........................         7,500       105,937
 *FLIR Systems, Inc....................................        36,550       492,283
 FMS Financial Corp....................................           200         1,812
 FNB Rochester Corp....................................        20,800       684,450
 *FRP Properties, Inc..................................        31,700       792,500
 FSF Financial Corp....................................        16,100       228,419
 *FSI International, Inc...............................        36,500       296,562
 *FTI Consulting, Inc..................................        30,800       130,900
 Fab Industries, Inc...................................        40,700       635,937
 *Factory Card Outlet Corp.............................        37,900        43,230
 *Fairchild Corp. Class A..............................       140,431     2,097,688
 Falcon Products, Inc..................................        63,560       687,242
 *#Family Golf Centers, Inc............................        24,000       217,125
 *Fansteel, Inc........................................        73,951       415,974
 *Farm Family Holdings, Inc............................         6,000       207,000

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Farr Co..............................................        75,962  $    816,591
 Farrel Corp...........................................        34,600        77,850
 *Faxsav, Inc..........................................        50,200       290,219
 *Featherlite Manufacturing, Inc.......................        33,500       218,797
 Fedders Corp..........................................        76,800       436,800
 Fedders Corp. Class A.................................        13,112        72,116
 Federal Screw Works...................................        21,600     1,036,800
 *#Female Health Co....................................        44,000        48,125
 *Ferrofluidics Corp...................................        40,500       163,898
 *Fibermark, Inc.......................................        57,525       823,327
 *Fiberstars, Inc......................................        19,800        86,006
 Fidelity Bancorp, Inc.................................           402         7,110
 Fidelity Bancorp, Inc. Delaware.......................        13,700       319,381
 Fidelity Federal Bancorp..............................        18,940        56,820
 Fidelity Financial of Ohio, Inc.......................         5,600        68,075
 *Filenes Basement Corp................................       176,050       291,583
 *Finishmaster, Inc....................................        64,800       364,500
 *Finlay Enterprises, Inc..............................        19,100       264,416
 *Firearms Training Systems, Inc.......................       135,000       130,781
 First Albany Companies, Inc...........................         4,072        74,314
 *First Alliance Corp..................................        10,000        28,594
 *First American Health Concepts, Inc..................         4,200        15,750
 First Bancorp.........................................         1,300        32,825
 *First Banks America, Inc.............................         5,879       107,292
 First Bell Bancorp, Inc...............................        26,700       518,981
 *First Cash, Inc......................................        37,400       386,856
 First Colonial Group, Inc.............................           800        18,450
 *First Consulting Group, Inc..........................        21,714       246,318
 First Defiance Financial Corp.........................        59,492       706,467
 First Essex Bancorp...................................        41,200       687,525
 First Federal Bancshares of Arkansas, Inc.............        11,100       206,044
 First Federal Capital Corp............................        12,200       177,662
 First Federal Savings & Loan Association of East
   Hartford, CT........................................        24,100       591,956
 First Financial Holdings, Inc.........................        84,400     1,603,600
 First Franklin Corp...................................           600         9,300
 First Indiana Corp....................................       110,940     2,121,727
 *First Investors Financial Services Group, Inc........        28,200       174,487
 First Keystone Financial, Inc.........................         9,700       126,706
 First Liberty Financial Corp..........................        74,550     2,147,972
 First Mariner Bank Corp...............................        10,400       122,200
 First Merchants Corp..................................        38,925       919,603
 First Midwest Financial, Inc..........................        12,100       177,341
 First Mutual Savings Bank.............................        22,143       261,564
 First Northern Capital Corp...........................        41,000       447,156
 First Oak Brook Bancshares, Inc. Class A..............        20,000       388,750
 First Philson Financial Corp..........................         1,700        70,975
 *First Republic Bank..................................        68,049     1,777,780
 First Savings Bancorp, Inc. North Carolina............        22,100       435,094
 *First SecurityFed Financial, Inc.....................         2,800        33,512
 *First Sierra Financial, Inc..........................         6,300       139,191
 *#First Team Sports, Inc..............................        42,650       111,956
 First Washington Bancorp, Inc.........................        17,600       354,200
 First Western Bancorp, Inc............................        44,075     1,538,493
 First Years, Inc......................................        68,600     1,116,894
 Firstbank Corp........................................         2,000        29,312
 *#Firstplus Financial, Inc............................        26,000        13,000
 Firstspartan Financial Corp...........................         4,900       140,875
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Firstwave Technologies, Inc..........................        35,700  $     73,631
 *Fischer Imaging Corp.................................        51,900        88,392
 Flag Financial Corp...................................        25,600       254,400
 Flamemaster Corp......................................           247         1,590
 *Flander Corp.........................................       212,600       803,894
 Flanigan's Enterprises, Inc...........................        20,600        92,700
 Flexsteel Industries, Inc.............................        61,800       845,887
 Florida Public Utilities Co...........................        15,300       252,450
 *Florsheim Group, Inc.................................        54,200       403,112
 *Flow International Corp..............................       164,300     1,648,134
 Flushing Financial Corp...............................        48,850       723,591
 *Foilmark, Inc........................................        56,020       124,294
 Fonar Corp............................................         8,280         9,962
 *Foodarama Supermarkets, Inc..........................        22,000       613,250
 Foothill Independent Bancorp..........................        29,877       403,339
 *Forcenergy, Inc......................................        33,000        35,578
 *Forte Software, Inc..................................        91,000       514,719
 *Fortune Natural Resources Corp.......................        49,107        24,553
 *Forward Air Corp., Inc...............................       100,200     2,733,581
 *Foster (L.B.) Co. Class A............................       126,600       704,212
 *Fotoball USA, Inc....................................         2,700        15,441
 *Fountain Powerboat Industries, Inc...................        30,300       121,673
 *Four Kids Entertainment, Inc.........................        32,350       673,284
 *Four Media Co........................................        66,800       446,725
 *Fourth Shift Corp....................................        64,600       232,156
 Frankfort First Bancorp, Inc..........................         4,150        61,861
 Franklin Bank National Associaton Southfield, MI......        16,669       181,275
 *Franklin Electronic Publishers, Inc..................        39,900       209,475
 Freds, Inc. Class A...................................        87,375     1,141,336
 *#French Fragrances, Inc..............................        79,200       602,662
 Frequency Electronics, Inc............................        62,539       543,308
 *Fresh America Corp...................................        29,300       415,694
 *Fresh Choice, Inc....................................        50,000       117,187
 *Fresh Foods, Inc.....................................        32,475       210,073
 *#Friedman Billings Ramsey Group, Inc. Class A........        87,000       908,062
 Friedman Industries, Inc..............................       149,337       616,016
 Friedmans, Inc. Class A...............................        71,000       643,437
 Frisch's Restaurants, Inc.............................        64,568       661,822
 Frontier Adjusters of America, Inc....................         2,700         7,425
 *Frontier Oil Corp....................................       239,300     1,211,456
 Frozen Food Express Industries, Inc...................       107,100       749,700
 *#Fuisz Technologies, Ltd.............................        86,600       335,575
 *Funco, Inc...........................................        50,500     1,101,531
 *Fusion Medical Technologies, Inc.....................        29,200       227,212
 *G-III Apparel Group, Ltd.............................        44,770        95,836
 GA Financial, Inc.....................................        17,600       261,800
 *#GK Intelligent Systems, Inc.........................         1,800         1,125
 *GP Strategies Corp...................................        71,050       710,500
 *GRC International, Inc...............................       131,600     1,019,900
 GS Financial Corp.....................................         4,000        42,125
 *GSI Lumonics, Inc....................................        79,338       364,459
 *GTS Duratek, Inc.....................................       112,800       701,475
 *GZA Geoenvironmental Technologies, Inc...............        17,500        77,656
 *Gadzooks, Inc........................................        65,000       623,594
 Gainsco, Inc..........................................       141,205       644,248
 *Galey & Lord, Inc....................................        95,000       391,875
 *Galileo Corp.........................................        69,300       376,819
 *GameTech International, Inc..........................         2,700        11,222
 *Gantos, Inc..........................................        27,300        24,741

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Garan, Inc............................................        33,600  $    966,000
 *Garden Fresh Restaurant Corp.........................        26,800       493,287
 *Garden Ridge Corp....................................        43,900       267,516
 *#Gardenburger, Inc...................................        57,800       473,237
 *Gart Sports Co.......................................         9,305        63,390
 *Gasonics International, Inc..........................       112,000     1,361,500
 *Gateway Industries, Inc..............................        11,120        18,765
 *Geerling & Wade, Inc.................................        23,900       135,931
 *Gehl Co..............................................        38,500       792,859
 Gencor Industries, Inc................................        41,700       263,231
 *Gene Logic, Inc......................................        22,336        95,626
 *Genelabs Technologies, Inc...........................       340,600       633,303
 General Chemical Group, Inc...........................        93,800       398,650
 *General Cigar Holdings, Inc. Class A.................         6,050        48,400
 *General Communications, Inc.
   Class A.............................................       372,000     1,848,375
 *#General Datacomm Industries, Inc....................       125,300       344,575
 General Employment Enterprises, Inc...................        28,443       131,549
 General Housewares Corp...............................        34,830       435,375
 *#General Magic, Inc..................................       234,700       872,791
 General Magnaplate Corp...............................         8,500        34,000
 *General Surgical Innovations, Inc....................        86,700       335,962
 *Genesco, Inc.........................................        31,100       415,962
 Genesee Corp. Class B.................................           800        18,350
 *Genesis Direct, Inc..................................        60,900       218,859
 *Genesis Health Ventures, Inc.........................        87,000       386,062
 *Genicom Corp.........................................       109,900       202,628
 *Genlyte Group, Inc...................................        69,700     1,496,372
 *Genome Therapeutics Corp.............................       152,500       500,391
 *Gensym Corp..........................................        41,600       159,900
 *Gentek, Inc..........................................        93,800     1,219,400
 *Genzyme Transgenics Corp.............................       121,200       552,975
 *Geoscience Corp......................................        25,000       167,187
 *Geoworks.............................................       103,800       249,769
 *Gerber Childrenswear, Inc............................        70,000       472,500
 *Geron Corp...........................................        60,700       724,606
 *Getty Petroleum Marketing, Inc.......................       104,500       326,562
 Getty Realty Corp. (Holding Co.)......................        40,800       558,450
 *Giant Cement Holding, Inc............................        71,100     1,575,309
 *Giant Group, Ltd.....................................        38,300       268,100
 Giant Industries, Inc.................................        87,500       924,219
 *Gibraltar Packaging Group, Inc.......................        33,500        41,875
 Gibraltar Steel Corp..................................         3,700        80,937
 *Gibson Greetings, Inc................................        14,400       105,300
 *Giga-Tronics, Inc....................................        35,000        75,469
 *Gilman & Ciocia, Inc.................................         2,600        25,594
 *Gish Biomedical, Inc.................................        74,750       217,242
 Glacier Bancorp, Inc..................................        19,214       392,702
 *Glacier Water Services, Inc..........................        30,600       604,350
 Gleason Corp..........................................       217,700     3,646,475
 *Gliatech, Inc........................................        60,700     1,563,025
 *Global Industrial Technologies, Inc..................        25,000       310,937
 *Global Payment Technologies, Inc.....................        27,900       343,519
 *Globe Business Resources, Inc........................        23,200       272,600
 Gold Banc Corp........................................        16,800       229,425
 *#Golden Books Family Entertainment, Inc..............        18,500         6,382
 Golden Enterprises, Inc...............................        57,600       225,000
 *Good Guys, Inc.......................................       114,500       359,602
 Gorman-Rupp Co........................................        43,200       699,300
 *Gottschalks, Inc.....................................        84,800       699,600
 *Government Technology Services, Inc..................        50,700       194,878
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Gradall Industries, Inc..............................        44,100  $    869,597
 *Gradco Systems, Inc..................................       154,986       382,622
 *Graham Corp..........................................        13,450       118,528
 *Graham-Field Health Products, Inc....................       308,650       694,462
 Grand Premier Financial, Inc..........................         1,595        18,891
 Granite State Bankshares, Inc.........................        30,900       677,869
 Gray Communications Systems, Inc......................        28,700       453,819
 Great Southern Bancorp, Inc...........................        19,100       462,578
 *Great Train Store Co., Inc...........................        19,800        25,987
 *Green Mountain Coffee, Inc...........................        14,800       115,625
 Green Mountain Power Corp.............................        39,100       405,662
 Green Star Financial Corp.............................         5,400        63,787
 *Greenbriar Corp......................................        34,300        70,744
 Greenbrier Companies, Inc.............................       111,000     1,033,687
 *Griffin Land & Nurseries, Inc.
   Class A.............................................        20,800       234,000
 *Gristede's Sloans, Inc...............................        33,339        68,762
 *Group 1 Software, Inc................................        66,410       680,702
 *Grow Biz International, Inc..........................        55,800       463,837
 *Grubb & Ellis Co.....................................       165,952     1,057,944
 Guarantee Life Companies, Inc.........................        30,000       594,375
 *Guaranty Federal Bancshares, Inc.....................         2,400        27,975
 *Guess, Inc...........................................       189,400     2,059,725
 *Guest Supply, Inc....................................       107,100     1,131,244
 *Guilford Pharmaceuticals, Inc........................       165,000     1,773,750
 *Gulf Island Fabrication, Inc.........................        61,600       667,975
 *Gulfmark Offshore, Inc...............................        51,600       841,725
 *#Gumtech International, Inc..........................        33,000       332,062
 *Gundle/SLT Environmental, Inc........................       129,600       518,400
 *Gymboree Corp........................................        26,100       318,909
 *HCIA, Inc............................................        76,400       656,563
 *HD Vest, Inc.........................................        11,600        68,150
 *HEI, Inc.............................................        19,300        86,850
 *HF Bancorp, Inc......................................        29,850       540,098
 HF Financial Corp.....................................        20,400       303,450
 *HIE, Inc.............................................       228,300       527,944
 *HMI Industries, Inc..................................        84,200       157,875
 HMN Financial, Inc....................................        30,100       380,013
 *HMT Technology Corp..................................         2,400         9,713
 *#HORIZON Pharmacies, Inc.............................        12,100        72,600
 *HPSC, Inc............................................        74,800       705,925
 *HS Resources, Inc....................................        84,828     1,017,936
 *HTE, Inc.............................................        13,000        60,531
 Hach Co...............................................        15,300       268,706
 Hach Co. Class A......................................           300         5,137
 Haggar Corp...........................................        54,500       691,469
 *Hagler Bailly, Inc...................................         4,900        40,042
 *Hahn Automotive Warehouse, Inc.......................        36,341        29,527
 *Hain Food Group, Inc.................................        54,800     1,072,025
 #Halifax Corp.........................................         8,650        34,600
 *Hall Kinion Associates, Inc..........................        64,800       473,850
 *Hallmark Capital Corp................................        13,100       155,562
 *Hallwood Group, Inc..................................         1,769        34,717
 *#Halsey Drug Co., Inc................................       133,422       358,572
 *Halter Marine Group, Inc.............................        94,600       697,675
 *Hammons (John Q.) Hotels, Inc. Class A...............        55,700       236,725
 *Hampshire Group, Ltd.................................         4,900        55,891
 *Hampton Industries, Inc..............................        47,722       211,768
 Hancock Fabrics, Inc..................................       175,100       995,881
 Harbor Federal Bancorp, Inc...........................           110         1,739

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Harding Lawson Associates Group, Inc.................        41,700  $    351,844
 Hardinge Brothers, Inc................................        50,250       874,664
 Harmon Industries, Inc................................        81,450     1,695,178
 *Harmonic Lightwaves, Inc.............................        98,700     4,867,144
 *Harolds Stores, Inc..................................        40,937       266,090
 *Harry's Farmers Market, Inc.
   Class A.............................................        20,200        18,306
 *Hartmarx Corp........................................       299,500     1,478,781
 *Harvey Entertainment Co..............................        30,000       191,250
 *Hastings Entertainment, Inc..........................        25,000       285,937
 Hastings Manufacturing Co.............................        13,700       190,087
 *Hathaway Corp........................................        34,580        58,354
 *#Hauppauge Digital, Inc..............................         4,300       102,394
 *Hauser, Inc..........................................        67,500       166,641
 Haven Bancorp, Inc....................................        60,500       847,000
 Haverty Furniture Co., Inc............................        74,200     2,188,900
 Haverty Furniture Co., Inc. Class A...................        13,550       396,337
 *Hawaii Land & Farming Co., Inc.......................        19,300         6,031
 *Hawaiian Airlines, Inc...............................       102,400       281,600
 *Hawker Pacific Aerospace.............................        37,000        99,437
 Hawkins Chemical, Inc.................................        55,984       498,608
 *Hawthorne Financial Corp.............................        26,700       421,359
 *#Hayes Corp..........................................        29,677         1,261
 *Headway Corporate Resources, Inc.....................        21,100        96,928
 *Health Management Systems, Inc.......................        91,500       520,406
 *Health Power, Inc....................................        13,700        36,819
 *Health Risk Management, Inc..........................        34,700       357,844
 *Health Systems Design Corp...........................        55,800       244,125
 *Healthcare Recoveries, Inc...........................       105,000       434,766
 *Healthcare Services Group, Inc.......................       118,200     1,085,963
 *Healthcor Holdings...................................        30,000         7,500
 Healthplan Services Corp..............................       117,998     1,047,232
 *Healthworld Corp.....................................        45,500       600,031
 *Heartport, Inc.......................................       164,200       523,388
 *Hecla Mining Co......................................         5,000        12,188
 *Hector Communications Corp...........................        21,300       199,688
 Heico Corp............................................       126,498     3,170,356
 Heico Corp. Class A...................................        72,649     1,707,252
 *Heist (C.H.) Corp....................................        11,700        77,513
 *Hello Direct, Inc....................................        43,500       493,453
 *Hemasure, Inc........................................        56,400       222,075
 *#Hemispherx Biopharma, Inc...........................        15,000       111,563
 Heritage Financial Corp...............................        10,000        82,188
 *Herley Industries, Inc...............................        15,333       198,850
 *Heska Corp...........................................        83,000       321,625
 *Hi-Shear Technology Corp.............................        35,900       186,231
 *Hi-Tech Pharmacal, Inc...............................        37,500       157,031
 *Hi/Fn, Inc...........................................        10,492       606,897
 *#Hibbett Sporting Goods, Inc.........................        38,100       945,356
 *High Plains Corp.....................................       137,576       288,050
 *Highlands Insurance Group, Inc.......................        76,600       818,663
 *#Highway Master Communications, Inc..................       222,700       341,009
 Hilb Rogal Hamilton Co................................        75,835     1,545,138
 Hilite Industries, Inc................................        11,200       159,250
 Hingham Institution for Savings MA....................         5,350        80,584
 *Hirsch International Corp. Class A...................        53,900       119,591
 *Hoenig Group, Inc....................................        36,600       336,263
 *Holiday RV Superstores, Inc..........................        20,600        74,031
 Holly Corp............................................        46,100       587,775
 *Hollywood Casino Corp. Class A.......................       213,400       353,444
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Hologic, Inc.........................................        69,900  $    532,988
 *Holt's Cigar Holdings, Inc...........................         3,200        14,600
 Home Bancorp..........................................         4,800       132,600
 Home Federal Bancorp..................................        33,300       867,881
 Home Port Bancorp, Inc................................         7,200       177,300
 *Home Products International, Inc.....................        34,200       287,494
 *Homebase, Inc........................................         3,000        17,063
 *#Homegold Financial, Inc.............................        32,600        50,938
 Horizon Financial Corp................................        37,503       516,838
 *Hospitality Worldwide Services, Inc..................        63,600       222,600
 *Hot Topic, Inc.......................................        28,800       697,500
 *Hovnanian Enterprises, Inc. Class A..................       120,900       982,313
 #Howell Corp..........................................       108,200       453,088
 *Howtek, Inc..........................................        37,500        40,430
 *Hub Group, Inc. Class A..............................        55,700     1,549,156
 *Hudson Hotels Corp...................................         9,500        13,063
 *Hudson Technologies, Inc.............................        25,300        72,738
 Huffy Corp............................................       105,800     1,421,688
 Hunt Corp.............................................        70,100       705,381
 Huntco, Inc. Class A..................................        41,200       118,450
 *Hurco Companies, Inc.................................        47,600       306,425
 *Hvide Marine, Inc. Class A...........................        52,300        95,611
 *Hycor Biomedical, Inc................................        69,316       108,306
 *Hypercom Corp........................................        25,000       176,563
 *Hyseq, Inc...........................................        95,900       317,669
 *I-Stat Corp..........................................        72,300       659,738
 *ICF Kaiser International, Inc........................       199,000        99,500
 *ICT Group, Inc.......................................        23,800       122,719
 *ICU Medical, Inc.....................................        75,550     1,355,178
 *IEC Electronics Corp.................................        59,800       216,775
 *IFR Systems, Inc.....................................        95,102       374,464
 *IGI, Inc.............................................        67,300       113,569
 *II-VI, Inc...........................................        59,600       538,263
 *#IMC Mortgage Co.....................................        85,000        11,263
 IMCO Recycling, Inc...................................        96,200     1,611,350
 *IOMED, Inc...........................................         2,200         4,675
 ISB Financial Corp. LA................................        30,500       650,031
 *ISOCOR...............................................        67,800       421,631
 *IT Group, Inc .......................................        37,059       623,054
 *ITC Learning Corp....................................        26,300       119,994
 *ITEQ, Inc............................................       182,255       381,596
 *ITI Technologies, Inc................................        70,100     1,699,925
 *ITLA Capital Corp....................................        63,400     1,022,325
 *IVI Checkmate Corp...................................        76,603       226,218
 *Ibis Technology Corp.................................        40,700       807,641
 Ico, Inc..............................................       171,518       217,077
 *Identix, Inc.........................................       158,900     1,598,931
 *Ikos Systems, Inc....................................        56,350       489,541
 *Il Fornaio (America) Corp............................         6,900        92,503
 *Image Entertainment, Inc.............................       116,500       928,359
 *#Imatron, Inc........................................       266,900       246,048
 *Imclone Systems, Inc.................................        94,000     1,847,688
 *Immucor, Inc.........................................        55,500       683,344
 *Immulogic Pharmaceutical Corp........................       143,900       272,061
 *#Immune Response Corp. DE............................       153,400       968,338
 *#Immunogen, Inc......................................       106,400       249,375
 *#Immunomedics, Inc...................................       220,900       531,541
 *Impath, Inc..........................................        26,600       729,838
 *Impco Technologies, Inc..............................        32,400       287,550
 Imperial Sugar Co.....................................        79,200       480,150
 *In Focus Systems, Inc................................       120,000     1,263,750
 Independence Holding Co...............................        13,519       149,554

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Independent Bank Corp. MA.............................       131,800  $  1,906,981
 #Independent Bank East................................        51,690       885,191
 Independent Bankshares, Inc...........................         1,182        12,707
 *Individual Investor Group, Inc.......................        13,500        94,078
 Industrial Bancorp, Inc...............................        16,300       338,225
 *#Industrial Data Systems Corp........................        11,500        31,625
 *Industrial Distribution Group, Inc...................        60,000       405,000
 *Industrial Holdings, Inc.............................        57,300       417,216
 *Inference Corp. Class A..............................        60,000       286,875
 *Infinium Software, Inc...............................       113,600       642,550
 *Infocure Corp........................................         7,000       258,563
 *#Infonautics Corp. Class A...........................        47,600       294,525
 *Information Advantage, Inc...........................        47,040       192,570
 *Information Management Associates, Inc...............        34,000       112,625
 *Information Resource Engineering, Inc................        32,800       782,075
 *Infu-tech, Inc.......................................        14,600        18,250
 Ingles Market, Inc. Class A...........................           500         6,047
 *Innerdyne, Inc.......................................       153,800       302,794
 *Innodata Corp........................................         2,783        28,352
 *#Innovative Gaming Corp. of America..................        34,050        77,677
 Innovex, Inc..........................................        16,500       222,750
 *Inprise Corp.........................................         1,700         6,163
 *Input Software, Inc..................................        56,300       320,206
 *#Insite Vision, Inc..................................        95,300       119,125
 *Insituform East, Inc.................................        20,200        24,619
 *Insituform Technologies, Inc.
   Class A.............................................        79,955     1,331,750
 *Inso Corp............................................        85,000       580,391
 Insteel Industries, Inc...............................        61,644       531,680
 Instron Corp..........................................       118,200     2,349,225
 *Insurance Auto Auctions, Inc.........................        70,400       915,200
 *Integra Lifesciences Corp............................        48,150       240,750
 *Integra, Inc.........................................        41,400        56,925
 *Integrated Device Technology, Inc....................        35,887       283,732
 *Integrated Measurement System, Inc...................        54,700       608,538
 *Integrated Orthopedics, Inc..........................        45,000        50,625
 *Integrated Silicon Solution, Inc.....................       125,200       332,563
 *#Intellicall, Inc....................................        80,807       156,564
 *Intellicorp, Inc.....................................         6,900         7,223
 *Intellidata Technologies Corp........................        35,100       129,980
 *#Intelligent Medical Imaging, Inc....................        13,100        11,258
 *Intelligent Systems Corp.............................        27,300        83,606
 *#Intelligroup, Inc...................................        78,200       530,294
 Interchange Financial Services Corp. Saddle Brook.....        33,180       528,806
 *Interface Systems, Inc...............................        30,500        71,484
 *Interferon Scientific, Inc...........................        13,680         5,130
 *Interleaf, Inc.......................................         7,700        44,275
 *Interlink Electronics................................        44,600       314,291
 *Interlinq Software Corp..............................        35,000       279,453
 *Interlott Technologies, Inc..........................        19,500       117,000
 *Intermagnetics General Corp..........................       165,361     1,291,883
 International Aluminum Corp...........................        14,900       415,338
 *International FiberCom, Inc..........................         2,700        19,828
 *#International Microcomputer Software, Inc...........        30,300       193,163
 *International Remote Imaging Systems, Inc............        35,350        48,606
 International Shipholding Corp........................        53,950       751,928
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *International Thoroughbred Breeders, Inc.............        56,650  $     17,703
 *International Total Services, Inc....................        32,600       124,288
 *Interneuron Pharmaceuticals, Inc.....................        35,900       104,334
 *Interphase Corp......................................        34,300       493,063
 *Interpore International..............................        79,900       345,817
 *Interstate National Dealers Services, Inc............        21,300       153,094
 *Intersystems, Inc....................................        52,700        46,113
 *Intertan, Inc........................................        98,900     1,526,769
 *Intervisual Books, Inc. Class A......................         5,900         6,638
 *Intervoice, Inc......................................       136,000     1,508,750
 *#Intevac, Inc........................................        98,200       441,900
 Investors Title Co....................................        24,000       484,500
 *Invision Technologies, Inc...........................        72,800       393,575
 *Invivo Corp..........................................        23,000       281,750
 *Iridex Corp..........................................        33,300       141,525
 Iroquois Bancorp......................................         1,700        31,450
 *Irwin Naturals/4Health, Inc..........................       128,700       301,641
 Isco, Inc.............................................       101,341       570,043
 *Isle of Capri Casinos, Inc...........................       200,500     1,412,898
 *Isolyser Co., Inc....................................       301,025     1,067,698
 *#Itron, Inc..........................................        44,400       367,688
 *Iwerks Entertainment, Inc............................       100,924        93,039
 *J & J Snack Foods Corp...............................        50,000     1,031,250
 *J. Alexander's Corp..................................       120,200       495,825
 *JDA Software Group, Inc..............................         3,800        33,963
 *#JMAR Industries, Inc................................        90,500       182,414
 *JPM Co...............................................        54,900       566,156
 *JWGenesis Financial Corp.............................        28,500       464,906
 *Jackpot Enterprises, Inc.............................        55,975       465,292
 Jacksonville Bancorp, Inc.............................        13,500       214,313
 *Jaclyn, Inc..........................................        23,227        69,681
 *Jaco Electronics, Inc................................        28,473       108,553
 *Jacobson Stores, Inc.................................        49,700       366,538
 *Jakks Pacific, Inc...................................        30,300       837,984
 *Jan Bell Marketing, Inc..............................       224,900       688,756
 *Jason, Inc...........................................       128,000     1,080,000
 *Javelin Systems, Inc.................................         4,900        63,394
 *Jean Philippe Fragrances, Inc........................        69,000       564,938
 Jeffbanks, Inc........................................        22,645       574,617
 Jefferson Savings Bancorp, Inc........................        80,000       977,500
 *Jenna Lane, Inc......................................         2,500         5,625
 *Jennifer Convertibles, Inc...........................        41,000       114,672
 *Jevic Transportation, Inc............................        13,500       137,953
 *Johnson Worldwide Associates, Inc. Class A...........        64,000       572,000
 *Johnston Industries, Inc.............................       197,813       445,079
 *Johnstown American Industries, Inc...................        86,700     1,360,106
 *Jos. A. Bank Clothiers, Inc..........................        47,900       343,533
 *Joule, Inc...........................................        42,100        99,988
 *Jps Packaging Company................................        19,250        93,844
 *Just Toys, Inc.......................................        14,150        18,572
 *K & G Men's Center, Inc..............................        66,600       747,169
 K Swiss, Inc. Class A.................................        62,400     3,588,000
 *#K-Tel International, Inc............................        35,700       222,009
 *K-Tron International, Inc............................        63,400     1,117,425
 K2, Inc...............................................        50,600       502,838
 *KBK Capital Corp.....................................        30,000       195,000
 KCS Energy, Inc.......................................       251,500       141,469
 *#KFX, Inc............................................        73,700       119,763
 *KLLM Transport Services, Inc.........................        37,400       252,450

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *KTI, Inc.............................................        38,519  $    403,246
 *KVH Industries, Inc..................................        20,200        49,238
 *Kaiser Ventures, Inc.................................        78,900     1,104,600
 *Kaneb Services, Inc..................................       202,600       899,038
 Kankakee Bancorp, Inc.................................         1,500        41,813
 *Kasper A.S.L., Ltd...................................         9,400        54,638
 Katy Industries, Inc..................................        49,300       810,369
 Kaye Group, Inc.......................................        42,000       305,813
 Keithley Instruments, Inc.............................        21,800       188,025
 *Kelley Oil & Gas Corp................................        81,200        57,094
 Kenan Transport Co....................................           200         6,300
 *Kendle International, Inc............................        11,100       151,584
 *Kennedy-Wilson, Inc..................................        47,900       435,591
 *Kensey Nash Corp.....................................        52,400       517,450
 *Kent Financial Services, Inc.........................        28,556       107,977
 Kentek Information Systems, Inc.......................        10,000        77,188
 *Kentucky Electric Steel, Inc.........................        15,700        48,081
 Kentucky First Bancorp, Inc...........................         4,500        54,000
 *#Keravision, Inc.....................................        60,500       601,219
 *Kevco, Inc...........................................        36,200       226,250
 Kewaunee Scientific Corp..............................        20,400       196,350
 *Key Energy Group, Inc................................        46,758       149,041
 *Key Production Co., Inc..............................        88,661       753,619
 *Key Technology, Inc..................................        29,300       252,713
 *Key Tronic Corp......................................       129,100       689,878
 *Keystone Consolidated Industries, Inc................        88,600       647,888
 *Kimmins Corp.........................................        25,833        32,695
 *Kinark Corp..........................................        52,800       118,800
 *Kinnard Investment, Inc..............................        35,800       144,878
 *Kit Manufacturing Co.................................        12,000        81,000
 *Kitty Hawk, Inc......................................        59,700       472,003
 Klamath First Bancorp, Inc............................        53,800       843,988
 Knape & Vogt Manufacturing Co.........................        27,899       439,409
 *Knight Transportation, Inc...........................        23,400       463,613
 *Koala Corp...........................................        12,200       289,750
 *Kofax Image Products, Inc............................         5,300        47,203
 Kollmorgen Corp.......................................        48,400       608,025
 *Kopin Corp...........................................        85,900     1,691,156
 *Koss Corp............................................        52,000       640,250
 *Krauses Furniture, Inc...............................         2,933         5,866
 *Kronos, Inc..........................................        43,200     1,601,100
 *Krug International Corp..............................        33,465        54,381
 *LBP, Inc.............................................        27,800       109,463
 *LCC International, Inc. Class A......................        32,500       154,375
 *LLEX Oncology, Inc...................................        60,600       602,213
 *LLX Resorts, Inc.....................................        13,400        26,800
 LSB Bancshares, Inc. NC...............................        30,190       600,026
 LSB Industries, Inc...................................       109,200       204,750
 LSI Industries, Inc...................................       143,403     3,172,791
 *LTX Corp.............................................       173,500     1,550,656
 *#LXR Biotechnology, Inc..............................        68,300        21,344
 *La Jolla Pharmceutical Co............................       145,900       157,298
 *LaBarge, Inc.........................................       221,650       471,006
 LaCrosse Footwear, Inc................................        14,200       115,375
 Lab Holdings, Inc.....................................         1,800        25,313
 Labone, Inc...........................................        28,500       343,781
 *Labtec, Inc..........................................        12,466        65,447
 *Laclede Steel Co.....................................        25,450        11,532
 *Ladd Furniture, Inc..................................        48,533       994,927
 *Lai Worldwide, Inc...................................        19,200       114,000
 *Lakeland Industries, Inc.............................        22,500       142,031
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Lakeview Financial Corp...............................        20,700  $    417,234
 *Lamson & Sessions Co.................................       143,800       844,825
 *Lancer Corp..........................................        99,225       775,195
 *Landair Corp.........................................        50,100       238,758
 Landauer, Inc.........................................        76,800     2,131,200
 *Landec Corp..........................................       110,100       409,434
 *Lanvision Systems, Inc...............................        61,600        88,550
 *Larscom, Inc.........................................        27,000        68,344
 *Laser Vision Centers, Inc............................        48,400     2,740,650
 *#LaserSight Corporation..............................        98,000     1,693,563
 Lawrence Savings Bank MA..............................         7,700        68,338
 Lawson Products, Inc..................................         4,900       121,888
 Lawter International, Inc.............................        16,000       195,000
 *Layne Christensen Co.................................        86,800       580,475
 *Lazare Kaplan International, Inc.....................        72,800       691,600
 *Leapnet, Inc.........................................        35,700        88,134
 *Learning Tree International, Inc.....................         2,700        28,519
 *#Leasing Solutions, Inc..............................        68,100        72,356
 *Lechters, Inc........................................       128,400       296,925
 *Lecroy Corp..........................................        42,700       741,913
 *Lectec Corp..........................................        19,180        59,938
 Lesco, Inc............................................        87,100     1,546,025
 *#Level 8 Systems, Inc................................        55,400       486,481
 *Lexington Global Asset Managers, Inc.................        20,100        65,325
 *Liberty Bancorp, Inc.................................         3,600        30,038
 Liberty Homes, Inc. Class A...........................           200         1,863
 *Life Financial Corp..................................         2,600        10,319
 *Life Medical Sciences, Inc...........................        70,100        50,384
 *Lifecell Corp........................................           800         3,325
 *Lifecore Biomedical, Inc.............................       108,400     1,202,563
 *Lifeline Systems, Inc................................        34,000       633,250
 Lifetime Hoan Corp....................................        85,302       767,718
 *Lightbridge, Inc.....................................        90,400       912,475
 Lillian Vernon Corp...................................        50,100       645,038
 *Lindal Cedar Homes, Inc..............................        40,777        82,828
 Lindberg Corp.........................................        53,200       625,100
 Lindsay Manufacturer Co...............................        36,500       643,313
 *Liposome Co., Inc....................................        75,700     1,081,091
 Liqui Box Corp........................................        13,400       713,550
 Litchfield Financial Corp.............................        33,703       552,940
 *Lithia Motors, Inc. Class A..........................        43,900       831,356
 *Littlefield, Adams & Co..............................        16,577        37,298
 *Lodgenet Entertainment Corp..........................        93,600     1,164,150
 *Lodgian, Inc.........................................       180,000     1,260,000
 *Loehmanns, Inc.......................................        75,000        66,797
 *#Logic Devices, Inc..................................        49,300       171,009
 *Logility, Inc........................................        58,000       288,188
 *Lojack Corp..........................................       117,800       916,631
 *Long Beach Financial Corp............................         1,400        19,994
 *Loronix Information Systems, Inc.....................        27,400       272,288
 Lufkin Industries, Inc................................        35,100       589,022
 *Lumisy, Inc..........................................        62,200       241,025
 *Lunar Corp...........................................        83,100       688,172
 *Lund International Holdings, Inc.....................        15,800        92,825
 *Lydall, Inc. DE......................................       134,500     1,622,406
 *Lynch Corp...........................................        29,600     2,301,400
 *Lynx Therapeutics, Inc...............................        19,000       230,969
 *#M.H. Meyerson & Co., Inc............................        32,550       254,297
 M/A/R/C, Inc..........................................        32,757       490,331
 *MAI Systems Corp.....................................        68,507       261,183
 *MB Financial, Inc....................................        13,600       182,750

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 MFB Corp..............................................         7,000  $    150,063
 *MFRI, Inc............................................        30,800       139,563
 *MGI Pharma, Inc......................................       146,200     1,535,100
 *MHM Services, Inc....................................            75            45
 MI Schottenstein Homes, Inc...........................        51,900     1,005,563
 *MIM Corp.............................................        53,900       146,541
 MOCON, Inc............................................        84,975       488,606
 *MRV Communications, Inc..............................        48,000       561,000
 *MS Carriers, Inc.....................................        42,600     1,355,213
 MTS Systems Corp......................................        54,800       643,900
 MYR Group, Inc........................................        65,333       988,162
 *Mac-Gray Corp........................................       104,000       929,500
 *Mackie Designs, Inc..................................       107,900       539,500
 *MacNeal-Schwendler Corp..............................       124,600       716,450
 *Madden (Steven), Ltd.................................        93,500     1,002,203
 *Made2Manage Systems, Inc.............................         1,100        11,378
 *Magainin Pharmaceuticals, Inc........................       215,000       342,656
 *Magellan Health Services, Inc........................        78,000       628,875
 *#Magnum Hunter Resources, Inc........................       182,500       661,563
 *Main Street & Main, Inc..............................        46,475       165,567
 Maine Public Service Co...............................        32,700       502,763
 *#Malibu Entertainment Worldwide, Inc.................         5,200         6,500
 *Mallon Resources Corp................................        30,575       267,531
 *Managed Care Solutions, Inc..........................        20,133        78,015
 *#Manatron, Inc.......................................           115           794
 *Manchester Equipment Co., Inc........................        24,800        80,600
 *Manugistic Group, Inc................................        86,000       776,688
 *Mapics, Inc..........................................       174,900     1,650,619
 *Mapinfo Corp.........................................        46,000       868,250
 *Marcam Solutions, Inc................................        34,550       249,948
 *Marine Transport Corp................................        51,000       218,344
 *Mariner Post-Acute Network, Inc......................       100,000       225,000
 *Marisa Christina, Inc................................        72,200        56,406
 Maritrans, Inc........................................        77,900       447,925
 *Mark VII, Inc........................................        95,600     1,511,675
 *Market Facts, Inc....................................         4,000       125,125
 *Marlton Technologies, Inc............................        62,300       292,031
 Marsh Supermarkets, Inc. Class A......................        17,700       263,288
 Marsh Supermarkets, Inc. Class B......................        23,400       292,500
 *Martek Biosciences Corp..............................        76,200       804,863
 *Marten Transport, Ltd................................        52,800       694,650
 Mason Dixon Bancshares, Inc...........................         8,400       393,750
 Massbank Corp. Reading, MA............................        18,700       701,250
 *Matec Corp...........................................        23,800        86,275
 *Material Sciences Corp...............................       135,167     1,503,733
 *Mathsoft, Inc........................................        40,100       127,192
 *Matlack Systems, Inc.................................        75,650       392,434
 *Matria Healthcare, Inc...............................       265,700     1,577,594
 *Matritech, Inc.......................................       192,300       264,413
 *Matrix Pharmaceutical, Inc...........................       154,100       724,752
 *Matrix Service Co....................................        83,600       329,175
 *Matthews Studio Equipment Group......................        50,600       520,231
 *Mattson Technology, Inc..............................       125,000       898,438
 *Maverick Tube Corp...................................       100,200     1,299,469
 *Max & Ermas Restaurants, Inc.........................        19,257       139,613
 *Maxco, Inc...........................................        18,000       120,375
 *Maxicare Health Plans, Inc...........................        91,600       455,138
 *Maxim Group, Inc.....................................        43,700       393,300
 *#Maxim Pharmaceuticals, Inc..........................        45,500       460,688
 *Maxwell Shoe Company, Inc............................        66,000       556,875
 *Maxwell Technologies, Inc............................        61,992     1,402,569
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Mayflower Co-Operative Bank Middleboro................           300  $      4,228
 *Maynard Oil Co.......................................       103,200     1,006,200
 *Mays (J.W.), Inc.....................................         2,700        18,900
 *Mazel Stores, Inc....................................        33,000       313,500
 *McClain Industries, Inc..............................        91,066       503,709
 McGrath Rent Corp.....................................        52,800       996,600
 *McMoran Exploration Co...............................        29,100       525,619
 *McNaughton Apparel Group, Inc........................        62,500       378,906
 *McWhorter Technologies, Inc..........................        86,000     1,193,250
 *Meade Instruments Corp...............................        17,400       232,725
 *Meadow Valley Corp...................................        14,800        68,450
 Meadowbrook Insurance Group, Inc......................        75,000     1,012,500
 *Measurement Specialties, Inc.........................        18,950       236,875
 *Mechanical Dynamics, Inc.............................        23,200       147,900
 *Mecon, Inc...........................................        66,200       546,150
 *Medar, Inc...........................................       105,500       229,133
 *Medarex, Inc.........................................       214,800       892,763
 *Medco Research, Inc..................................        63,300     1,487,550
 Medford Bancorp, Inc..................................        75,800     1,250,700
 *Media 100, Inc.......................................        82,600       554,969
 *Media Arts Group, Inc................................        91,400       634,088
 *#Media Logic, Inc....................................        21,800         6,813
 *Medialink Worldwide, Inc.............................        44,400       718,725
 *Medical Action Industries, Inc.......................        55,200       163,875
 *Medical Alliance, Inc................................        53,800       144,588
 *Medical Graphics Corp................................        19,050        25,598
 *#Medical Resources, Inc..............................        40,175        84,116
 *Medicalcontrol, Inc..................................        17,500       147,656
 *Medicore, Inc........................................        47,500        50,469
 *Medirisk, Inc........................................        16,300       168,603
 *#Medplus, Inc........................................        50,700        98,231
 *Medstone International, Inc..........................        43,700       318,191
 *Melita International Corp............................        75,400     1,095,656
 Merchants Bancorp, Inc................................        20,000       553,750
 Merchants Bancshares, Inc.............................        23,500       544,906
 Merchants Group, Inc..................................        12,300       269,063
 *#Mercury Air Group, Inc..............................        43,865       290,606
 *Meridian Data, Inc...................................        70,600       533,913
 Meridian Diagnostics, Inc.............................       129,454     1,003,269
 Meridian Insurance Group, Inc.........................        31,370       519,566
 *Meridian Medical Technology, Inc.....................        18,000       108,563
 *Meridian Resource Corp...............................       433,272     2,328,837
 *Merisel, Inc.........................................       240,800       560,613
 *Merit Medical Systems, Inc...........................        48,050       280,792
 *Merix Corp...........................................        48,000       288,000
 *Merrimac Industries, Inc.............................        13,565        94,955
 *Mesa Air Group, Inc..................................       243,500     1,605,578
 *Mesa Labs, Inc.......................................        26,300       122,459
 *Mesaba Holdings, Inc.................................        59,050       876,523
 *Messagemedia, Inc....................................        21,300       189,703
 *Mestek, Inc..........................................       118,750     2,419,531
 *Meta Group, Inc......................................        11,300       155,728
 *Metacreations Corp...................................       111,800       660,319
 *#Metal Management, Inc...............................       162,606       299,805
 *Metatec Corp. Class A................................        65,100       290,916
 *Met-Coil Systems Corp................................        27,500       113,438
 Met-Pro Corp..........................................       151,665     1,990,603
 *Metra Biosystems, Inc................................        72,100        77,733
 *#Metricom, Inc.......................................       121,900     1,203,763
 *Metrika System Corp..................................        24,000       229,500
 *Metro One Telecommunications, Inc....................        55,300       838,141

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Metrocall, Inc.......................................       270,663  $    790,843
 *Metrologic Instruments, Inc..........................        57,300       687,600
 *Metrotrans Corp......................................         7,000        17,063
 Metrowest Bank MA.....................................        91,900       545,656
 *Michael Anthony Jewelers, Inc........................        74,300       292,556
 *Micrion Corp.........................................        20,300       243,600
 *Micro Linear Corp....................................        98,000       353,719
 *Microage, Inc........................................        67,500       377,578
 *Microcide Pharmaceuticals, Inc.......................        49,700       208,895
 *Micrografx, Inc......................................        89,800       597,731
 *Micros to Mainframes, Inc............................        22,300        91,291
 *Microsemi Corp.......................................       135,875     1,320,535
 *Microtest, Inc.......................................        64,200       170,531
 *Micro-Therapeutics, Inc..............................        24,100       206,356
 *Microtouch Systems, Inc..............................        71,200     1,045,750
 *Microware Systems Corp...............................        62,900       112,041
 *Microwave Power Dynamics, Inc........................        85,500     1,293,188
 Mid America Banccorp..................................        32,964       799,377
 Midcoast Energy Resources, Inc........................         8,750       142,188
 *Middleby Corp........................................        93,600       453,375
 Middlesex Water Co....................................        20,400       483,863
 Midland Co............................................        44,100     1,080,450
 *Midway Airlines Corp.................................        58,200       600,188
 *Midwest Grain Products, Inc..........................        43,500       405,094
 Mikasa, Inc...........................................        17,200       191,350
 *Mikohn Gaming Corp...................................        69,150       263,634
 *#Milestone Scientific, Inc...........................        23,900        32,863
 *Miller Building Systems, Inc.........................        72,800       432,250
 *Miltope Group, Inc...................................        50,500        58,391
 Minntech Corp.........................................        32,630       451,728
 Minuteman International, Inc..........................        15,400       141,488
 *#Miravant Medical Technologies.......................         7,700        57,991
 *Mitcham Industries, Inc..............................        52,600       224,372
 *Mity-Lite, Inc.......................................        28,100       532,144
 Mobile America Corp...................................        33,700       129,534
 *Mobile Mini, Inc.....................................        44,900       589,313
 *Mobius Management Systems, Inc.......................        22,000       187,000
 *#Modacad, Inc........................................        32,700       319,847
 *Modtech Holdings, Inc................................        74,445       670,005
 *Molecular Biosystems, Inc............................       160,700       401,750
 *Molecular Devices Corp...............................        41,100     1,009,519
 *Monarch Casino and Resort, Inc.......................        82,100       484,903
 *Monarch Dental Corp..................................        89,300       320,922
 Monarch Machine Tool Co...............................        39,761       350,394
 *Monro Muffler Brake, Inc.............................        41,583       352,156
 Monterey Bay Bancorp, Inc.............................        21,125       306,313
 *#Monterey Pasta Co...................................        43,300       109,603
 *Moore Handley, Inc...................................         1,500         3,094
 *Moore Medical Corp...................................        25,100       265,119
 Moore Products Co.....................................        21,900       511,913
 *Morgan Products, Ltd.................................        84,000       312,375
 Morrison Health Care, Inc.............................         2,000        39,125
 *Morrow Snowboards, Inc...............................        12,000         2,625
 *Morton Industrial Group, Inc.
   Class A.............................................        22,645       173,376
 *Morton's Restaurant Group, Inc.......................        54,900       967,613
 *Mosaix, Inc..........................................        99,800     1,038,544
 *#Mossimo, Inc........................................       149,750     1,366,469
 *Mother's Work, Inc...................................        33,500       374,781
 *Motor Car Parts & Accessories, Inc...................        46,500       268,828
 *Motor Club of America................................        20,500       259,453
 Movado Group, Inc.....................................        65,575     1,581,997
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Movie Gallery, Inc...................................       110,000  $    677,188
 Mueller (Paul) Co.....................................        26,700       866,916
 *Multi Color Corp.....................................         9,800        65,844
 *Multigraphics, Inc...................................         3,400         7,225
 *Multiple Zones International, Inc....................       115,500     1,025,063
 *Mutual Savings Bank FSB Bay City, MI.................        24,400       314,913
 *Mylex Corp...........................................       136,300       719,834
 *Myriad Genetics, Inc.................................        45,300       467,156
 *Mysoftware Co........................................        19,500       328,453
 *N & F Worldwide Corp.................................        88,800       688,200
 *NABI, Inc............................................       300,086       853,370
 NBT Bancorp...........................................        53,517     1,110,478
 *NFO Worldwide, Inc...................................        15,000       212,813
 NN Ball & Roller, Inc.................................       143,300       806,063
 *NPC International, Inc...............................         1,100        19,181
 *NPS Pharmaceuticals, Inc.............................        79,400       555,800
 *NS Group, Inc........................................       138,000       983,250
 *NTN Communications, Inc..............................        58,791        44,093
 NYMAGIC, Inc..........................................        62,700       783,750
 *Nanometrics, Inc.....................................        43,300       300,394
 *Napco Security Systems, Inc..........................        64,100       184,288
 *#Napro Biotherapeutics, Inc..........................        91,100       192,164
 Nash Finch Co.........................................        60,600       564,338
 *Nashua Corp..........................................        44,500       506,188
 *Nastech Pharmaceutical Co., Inc......................        54,800       145,563
 *Nathans Famous, Inc..................................        30,400       114,950
 *National Beverage Corp...............................        79,900       659,175
 *National City Bancorp................................        39,149       782,980
 *National Dentex Corp.................................        37,000       580,438
 *National Home Centers, Inc...........................        60,000        75,000
 *National Home Health Care Corp.......................        22,283        96,792
 *National Record Mart, Inc............................        30,200       227,444
 *National Research Corp...............................        45,200       121,475
 *National RV Holdings, Inc............................        80,550     2,069,128
 National Security Group, Inc..........................        10,500       118,781
 *National Standard Co.................................        96,500       572,969
 National Technical Systems, Inc.......................        53,584       241,128
 *National Techteam, Inc...............................       117,300       626,822
 *Natrol, Inc..........................................        40,000       347,500
 *Natural Alternatives International, Inc..............        51,800       186,156
 *Natural Microsystems Corp............................        54,400       333,200
 *Natural Wonders, Inc.................................        51,200       190,400
 Natures Sunshine Products, Inc........................       138,500     1,722,594
 *Navarre Corp.........................................        62,200       754,175
 *Navigant International, Inc..........................         6,200        50,278
 *Navigators Group, Inc................................        21,620       308,085
 *Neff Corp. Class A...................................       135,000     1,780,313
 Nelson (Thomas), Inc..................................        58,700       575,994
 *Neogen Corp..........................................        32,300       228,119
 *Neopath, Inc.........................................        97,700       387,747
 *#Neopharm, Inc.......................................        97,800     1,540,350
 *Neorx Corp...........................................       167,200       237,738
 *Neose Technologies, Inc..............................        70,100       768,909
 *#Neotherapeutics, Inc................................        27,400       351,063
 *Netmanage, Inc.......................................       296,777       783,677
 *Netopia, Inc.........................................        53,700     1,506,956
 *Netrix Corp..........................................        92,200       305,413
 *Netspeak Corp........................................        38,700       403,931
 *Network Computing Devices, Inc.......................       133,500       634,125
 *Network Equipment Technologies, Inc..................        47,000       487,625

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *#Network Peripherals, Inc............................        79,200  $  1,145,925
 *Network Six, Inc.....................................           775         3,923
 *Neurobiological Technologies, Inc....................        14,600        17,794
 *Neurocrine Biosciences, Inc..........................        46,600       253,388
 *Neurogen Corp........................................        43,600       542,275
 *New Brunswick Scientific Co., Inc....................        45,419       425,803
 *New Century Financial Corp...........................        74,400     1,085,775
 New England Community Bancorp, Inc. Class A...........        32,560       636,955
 New Hampshire Thrift BancShares, Inc..................           600         8,288
 *New Horizons Worldwide, Inc..........................        57,400     1,151,588
 *New Mexico & Arizona Land Co.........................        59,482       446,115
 *Newcor, Inc..........................................        86,126       409,099
 Newmil Bancorp, Inc...................................        44,200       444,763
 Newport Corp..........................................        76,000     1,154,250
 *Newsedge Corp........................................       107,100       907,003
 *Nexthealth, Inc......................................        26,700        29,203
 *#Niagara Corp........................................        42,100       301,278
 *Nichols Research Corp................................        42,250       860,844
 *Nitches, Inc.........................................        10,194        34,405
 *Nitinol Medical Technologies, Inc....................        85,500       267,188
 *Nobel Learning Communities, Inc......................        37,150       204,325
 *Nobility Homes.......................................        39,082       345,631
 *Noel Group, Inc......................................        43,600        28,613
 Noland Co.............................................           500         9,906
 *Noodle Kidoodle, Inc.................................        65,000       420,469
 *Norstan, Inc.........................................        90,400     1,019,825
 *North American Scientific, Inc.......................        41,200       301,275
 North Carolina Natural Gas Corp.......................         6,175       208,020
 North Central Bancshares, Inc.........................        15,500       276,094
 *North Face, Inc......................................        78,100       700,459
 Northeast Bancorp.....................................        10,400       109,200
 Northern Technologies International...................        22,600       135,600
 *Northfield Laboratories, Inc.........................        93,100     1,123,019
 Northland Cranberries, Inc. Class A...................       100,400       906,738
 Northrim Bank.........................................        11,460       124,269
 *Northwest Pipe Co....................................        34,700       596,406
 *Northwest Teleproductions, Inc.......................        15,800        10,863
 *Northwestern Steel & Wire Co.........................       161,600       196,950
 *Novacare Employee Services, Inc......................        35,700       167,344
 *Novacare, Inc........................................        61,300       130,263
 *Novadigm, Inc........................................       102,200       769,694
 *Novametrix Medical Systems, Inc......................        61,600       265,650
 *Novavax, Inc.........................................        85,400       357,613
 *Noven Pharmaceuticals, Inc...........................       138,500       848,313
 *Novitron International, Inc..........................         4,712         6,185
 *Nstor Technology.....................................         6,800        20,400
 *Nu Horizons Electronics Corp.........................        71,054       439,647
 *Number Nine Visual Technology Corp...................         2,400         6,075
 *Numerex Corp. Class A................................        27,900       103,753
 *Nutramax Products, Inc...............................        44,000       173,250
 *Nutrition for Life International, Inc................         1,400         3,084
 *O'Charleys, Inc......................................        93,075     1,215,792
 O'Sullivan Corp.......................................        95,400       846,675
 *O'Sullivan Industries Holdings, Inc..................       133,400     2,217,775
 *O.I. Corp............................................        21,900       104,709
 *OAO Technology Solutions, Inc........................        49,900       202,719
 *ODS Networks, Inc....................................        78,500       269,844
 *OMNI Energy Services Corp............................        27,700       121,188
 *ORBIT/FR, Inc........................................         1,800         5,119
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *OSI Pharmaceutical, Inc..............................       143,800  $    790,900
 *OSI Systems, Inc.....................................        17,300        92,988
 *OTR Express, Inc.....................................        16,600        60,175
 Oak Hill Financial, Inc...............................        10,900       207,781
 *Oak Technology, Inc..................................       248,100       864,473
 *Object Design, Inc...................................       219,900       790,266
 *Objective Systems Integrators, Inc...................       296,537       847,910
 *Objectshare, Inc.....................................        52,300        59,655
 *Odwalla, Inc.........................................        32,600       262,838
 Oglebay Norton Co.....................................        50,000     1,221,875
 Ohio Art Co...........................................         3,400        53,125
 Oil-Dri Corp. of America..............................        60,900       936,338
 *Old Dominion Freight Lines, Inc......................        71,800       843,650
 *Olympic Steel, Inc...................................        94,000       722,625
 *Omega Health System, Inc.............................        35,500       269,578
 *Omega Protein Corp...................................        39,000       238,875
 *Omega Worldwide, Inc.................................        65,000       278,281
 *#Omtool, Ltd.........................................       111,500       425,094
 *On Assignment, Inc...................................        40,800     1,055,700
 *On Technology Corp...................................        25,000        37,891
 *On-Point Technology Systems, Inc.....................        76,800       223,200
 *#Oncor, Inc..........................................       187,200         9,126
 *One Price Clothing Stores, Inc.......................        71,300       292,998
 *Onhealth Network Company.............................        65,000       739,375
 *Ontrack Data International, Inc......................        78,700       366,447
 *Onyx Acceptance Corp.................................        39,700       313,878
 *Onyx Pharmacueticals, Inc............................        60,500       487,781
 *Openroute Networks, Inc..............................         2,400         8,625
 *Opinion Research Corp................................        15,500        83,313
 *Opta Food Ingredients, Inc...........................        93,600       305,663
 *Optek Technology, Inc................................        26,300       662,431
 *Opti, Inc............................................        69,600       441,525
 Optical Coating Laboratory, Inc.......................        65,392     4,246,393
 *Optical Sensors, Inc.................................        15,900        17,391
 *Optika Imaging Systems, Inc..........................        58,500       358,313
 *Orange Co., Inc......................................        91,747       470,203
 *Orbit International Corp.............................        28,000        29,750
 *Orcad, Inc...........................................        30,000       248,438
 Oregon Trail Financial Corp...........................        11,000       142,656
 *Oriole Homes Corp. Class A Convertible...............        66,300       126,384
 *Oriole Homes Corp. Class B...........................        23,000        43,125
 *Orleans Homebuilders, Inc............................       101,400       190,125
 *Oroamerica, Inc......................................        53,300       408,078
 *Orphan Medical, Inc..................................        46,700       319,603
 *Ortel Corp...........................................        93,000       999,750
 *Orthologic Corp......................................       163,100       435,783
 Oshkosh Truck Corp. Class B...........................        44,800     1,772,400
 *Oshman's Sporting Goods, Inc.........................        50,200       131,775
 *#Osicom Technologies, Inc............................        17,000       157,250
 *Osmonics, Inc........................................        86,100     1,011,675
 *Osteotech, Inc.......................................        33,200     1,176,525
 Ottawa Financial Corp.................................        25,764       579,690
 *Outlook Group Corp...................................        37,900       144,494
 *Outsource International, Inc.........................        45,900       205,833
 *Overland Data........................................         2,400        15,150
 Owosso Corp...........................................        50,000       262,500
 Oxford Industries, Inc................................        28,100       779,775
 *#Oxigene, Inc........................................        66,500       640,063
 *P&F Industries, Inc. Class A.........................           600         5,963
 *P-Com, Inc...........................................        18,000        79,594
 *PAM Transportation Services, Inc.....................        37,250       337,578

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *PC Quote, Inc........................................        81,800  $    690,188
 *PC Service Source, Inc...............................        43,400       165,463
 *#PHP Healthcare Corp.................................       121,390         6,070
 *PJ America, Inc......................................        39,400       924,669
 *PLM International, Inc...............................        53,000       318,000
 *PMR Corp.............................................        63,400       247,656
 *PPT Vision, Inc......................................        46,200       219,450
 *PS Group Holdings, Inc...............................         2,700        29,700
 *PSC, Inc.............................................        68,000       680,000
 *PSW Technologies, Inc................................        88,200       285,272
 *#Pacific Aerospace and Electroncis, Inc..............        54,600        91,284
 *#Palatin Technologies, Inc...........................           875         4,293
 *Pameco Corp..........................................        40,700       317,969
 *Pamida Holdings Corp.................................        52,000       585,000
 Pamrapo Bancorp, Inc..................................        17,000       392,063
 Panaco, Inc...........................................        23,500        17,992
 *Pancho's Mexican Buffet, Inc.........................        15,866        60,985
 *Panera Bread CO......................................        88,400       618,800
 *Par Technology Corp..................................        81,800       531,700
 *Paracelsus Healthcare Corp...........................        25,800        29,025
 *Paragon Trade Brands, Inc............................        42,400       106,000
 *Parallel Petroleum Corp..............................        81,800       159,766
 *#Paravant, Inc.......................................           100           233
 Paris Corp............................................           200           444
 *#Parkervision, Inc...................................        31,900       980,925
 *Park-Ohio Holdings Corp..............................       141,225     2,286,080
 Parkvale Financial Corp...............................        69,195     1,457,420
 *Parlex Corp..........................................        38,850       539,044
 *Parlux Fragrances, Inc...............................       108,200       219,781
 Patina Oil & Gas Corp.................................       111,389       570,869
 Patrick Industries, Inc...............................        46,050       598,650
 *Patterson Energy, Inc................................        57,900       480,389
 *Paul Harris Stores, Inc..............................        88,075       569,735
 Paula Financial, Inc..................................        21,900       188,203
 *Paul-Son Gaming Corp.................................        32,500       196,016
 *Payless Cashways, Inc................................         2,121         4,375
 *Peapod, Inc..........................................        48,600       435,881
 *Pediatric Services of America, Inc...................        51,200        78,400
 Peerless Manufacturing Co.............................         9,250        98,570
 *Pegasystems, Inc.....................................        15,000       126,094
 Penford Corp..........................................        38,500       506,516
 Penn Engineering & Manufacturing Corp. Class A........        33,600       657,300
 Penn Engineering & Manufacturing Corp. Non-voting.....       100,800     2,167,200
 *Penn National Gaming, Inc............................        92,400       863,363
 *#Penn Traffic Co.....................................        92,200        20,284
 *Penn Treaty American Corp............................        47,600     1,198,925
 Penn Virginia Corp....................................        74,200     1,437,625
 Penn-America Group, Inc...............................        75,000       825,000
 Pennfed Financial Services, Inc.......................        47,400       690,263
 Penobscot Shoe Co.....................................        32,000       308,000
 *Pentacon, Inc........................................        54,500       269,094
 *Penwest Pharmaceuticals Company......................        48,150       421,313
 Peoples Bancorp, Inc..................................           400         7,825
 Peoples Bancshares, Inc. Massachusetts................        28,245       549,012
 *Perceptron, Inc......................................        46,850       237,178
 *Performance Food Group Co............................       106,150     2,537,648
 *Performance Technologies, Inc........................        40,750       598,516
 *Perfumania, Inc......................................         5,100        17,691
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Pericom Semiconductor Corp...........................         2,400  $     20,025
 *Perini Corp..........................................        40,100       200,500
 *Periphonics Corp.....................................       124,900     1,334,869
 *Petco Animal Supplies, Inc...........................        33,400       470,731
 *Petrocorp, Inc.......................................        37,100       222,600
 *Petroglyph Energy, Inc...............................        16,800        45,675
 *Petroleum Development Corp...........................       126,300       574,270
 *Pharmaceutical Marketing Services, Inc...............       117,600     1,741,950
 *Pharmaceutical Resources, Inc........................       149,855     1,152,010
 *Pharmacopeia, Inc....................................        90,900       803,897
 *Pharmacyclics........................................         5,900       109,519
 *Pharmanetics, Inc....................................        64,100       288,450
 *Pharmchem Laboratories, Inc..........................        47,800       123,981
 *Phar-Mor, Inc........................................        96,900       463,303
 *#Pharmos Corp........................................        88,000       145,750
 *Philadelphia Consolidated Holding Corp...............        55,000     1,311,406
 *Phillips (R.H.), Inc.................................        18,000        59,063
 Phillips-Van Heusen Corp..............................       120,800     1,057,000
 *Phoenix Gold International, Inc......................        13,500        33,750
 *Phoenix International Life Sciences, Inc.............         3,410        28,779
 *Phoenix International, Ltd...........................        67,350       423,042
 *Phoenix Network, Inc. (Escrow Shares)................        64,200             0
 *Phoenix Technologies, Ltd............................        84,730       921,439
 *Photo Control Corp...................................         1,000         1,688
 *Photon Dynamics, Inc.................................        62,500       555,664
 *Photran Corp.........................................         3,300             0
 *Phymatrix Corp.......................................        40,600        66,609
 *Physician Computer Network, Inc......................        15,200         6,642
 Piccadilly Cafeterias, Inc............................        70,500       749,063
 *Pico Holdings, Inc...................................        17,711       358,648
 #Piedmont Bancorp, Inc................................         1,450        12,688
 *Piercing Pagoda, Inc.................................        70,200       859,950
 *Pilgrim America Capital Corp.........................        63,000     1,252,125
 Pinnacle Banc Group...................................         1,500        47,156
 Pinnacle Bancshares, Inc..............................           700         7,088
 *Pinnacle Global Group, Inc...........................         4,950        30,319
 *Pinnacle Systems, Inc................................        63,400     3,261,138
 Pioneer Standard Electronics, Inc.....................       161,900     1,583,584
 Pitt-Des Moines, Inc..................................        72,900     1,840,725
 Pittston Co. Burlington Group.........................       148,800     1,608,900
 Pittston Co. Minerals Group...........................        72,200       108,300
 *Plains Resources, Inc................................           400         6,875
 *Planar Systems, Inc..................................        86,100       694,181
 *#Planet Hollywood, Inc...............................       745,000       651,875
 *Plasma-Therm, Inc....................................       103,600       317,275
 *Play By Play Toys and Novelties, Inc.................        40,100       210,525
 *Playcore, Inc........................................        50,957       299,372
 *Players International, Inc...........................       225,200     1,470,838
 *Plexus Corp..........................................        23,300       713,563
 *#Pluma, Inc..........................................        64,000         8,000
 *Plymouth Rubber, Inc. Class A........................           900         5,625
 *Plymouth Rubber, Inc. Class B non-voting.............             5            32
 Pocahontas Bancorp, Inc...............................         4,800        34,500
 *Polymedica Industries, Inc...........................        44,150       382,173
 *Polyvision Corp......................................        17,000        49,938
 *Pomeroy Computer Resource, Inc.......................       101,242     1,442,699
 *Pool Energy Services Co..............................        22,500       376,172

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Pope & Talbot, Inc....................................        94,900  $    949,000
 *Porta Systems Corp...................................        51,930       100,614
 *Possis Medical, Inc..................................        98,900     1,078,628
 *Powell Industries, Inc...............................        46,100       458,119
 *Powercerv Corp.......................................       115,700       253,094
 *Powerhouse Technologies, Inc.........................        88,500     1,634,484
 *Power-One, Inc.......................................        72,700     1,188,191
 *Praegitzer Industries, Inc...........................        87,100       473,606
 *Prandium, Inc........................................       216,111       126,425
 *Precision Response, Corp.............................       167,800       985,825
 *Precision Standard, Inc..............................           250         1,000
 *#Premier Laser Systems, Inc. Class A.................        47,300       114,555
 Premier National Bancorp..............................        75,697     1,296,311
 *Premiumwear, Inc.....................................        13,295        73,953
 *Price Communications Corp............................       196,837     2,804,927
 *Prima Energy Corp....................................        26,700       454,734
 Prime Bancorp, Inc....................................        47,184     1,271,019
 *Prime Medical Services, Inc..........................       153,000     1,142,719
 Primesource Corp......................................        24,843       162,256
 *Primix Solutions, Inc................................        10,000        29,219
 *Primus Telecommunications Group, Inc.................        46,986       782,611
 *Printrak International, Inc..........................       100,400       671,425
 *Printronix, Inc......................................        67,050       947,081
 *Printware, Inc.......................................         7,800        18,525
 *#Procept, Inc........................................         3,063         5,073
 *Procom Technology, Inc...............................        72,000       312,750
 *Procyte Corp.........................................        31,500        23,133
 Professional Bancorp, Inc.............................        10,720       191,620
 *Programmers Paradise, Inc............................        25,100       274,531
 Progress Financial Corp...............................        27,469       458,389
 *Project Software & Development, Inc..................       109,700     3,126,450
 *ProMedCo Management Company..........................       181,800       744,244
 *Prophet 21, Inc......................................         9,000        80,438
 *Protocol Systems, Inc................................        72,600       691,969
 Provena Foods, Inc....................................           200           625
 Providence & Worcester Railroad Co....................         6,500        92,625
 Providence Energy Corp................................        61,950     1,335,797
 *#Provident American Corp.............................        83,600     2,168,375
 *Provident Financial Holdings, Inc....................        16,200       301,219
 *Proxim, Inc..........................................        54,100     2,069,325
 *Proxymed, Inc........................................       107,900     1,453,278
 Psychemedics Corp.....................................       142,794       696,121
 Pulaski Furniture Corp................................        15,400       321,475
 *Pulsepoint Communications Corp.......................        13,675        73,930
 *Puma Technology, Inc.................................        76,800       388,800
 *Pure World, Inc......................................        72,930       314,511
 *Pyramid Breweries, Inc...............................        36,800        71,875
 *QC Optics, Inc.......................................         6,400         7,600
 *QEP Co., Inc.........................................         6,400        48,800
 *QMS, Inc.............................................        73,500       326,156
 *Qad, Inc.............................................        15,900        55,153
 *Quad Systems Corp....................................        35,700        68,053
 Quaker Chemical Corp..................................        43,100       748,863
 *Quaker City Bancorp, Inc.............................        22,656       379,488
 *Quaker Fabric Corp...................................       108,450       545,639
 *Quality Dining, Inc..................................       108,300       331,669
 *Quality Systems, Inc.................................        44,900       260,981
 *Quest Educational Corporation........................        26,600       298,419
 *Quidel Corp..........................................       191,000       441,688
 *#Quigley Corp........................................        26,000       128,781
 *Quintel Entertainment, Inc...........................        75,300       123,539
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Quipp, Inc............................................        13,800  $    189,750
 Quixote Corp..........................................        67,600       887,250
 *R & B, Inc...........................................        68,600       583,100
 *RCM Technologies, Inc................................        60,800       879,700
 *RDO Equipment Co. Class A............................        46,000       425,500
 *RF Monolithics, Inc..................................        31,400       216,856
 *RMH Teleservices, Inc................................        16,400        48,688
 RPC, Inc..............................................        45,400       408,600
 *RTI International Metals, Inc........................        61,000       812,063
 *RTW, Inc.............................................        54,000       344,250
 *Racing Champions Corp................................         7,000       120,750
 *Radiance Medical Systems, Inc........................        71,036       199,789
 *Radiant Systems, Inc.................................        33,300       417,291
 *Rag Shops, Inc.......................................        33,000        80,438
 *Ragen Mackenzie Group, Inc...........................         6,850        71,925
 *Railamerica, Inc.....................................        61,600       596,750
 *Railtex, Inc.........................................        79,100     1,097,513
 *Rainbow Technologies, Inc............................        74,850       746,161
 *Rainforest Cafe, Inc.................................        39,400       213,006
 Ramapo Financial Corp.................................        40,800       502,350
 *Ramsay Youth Services, Inc...........................        31,722       185,375
 *Ramtron International Corp...........................       294,850       152,032
 #Range Resources Corp.................................       232,000     1,116,500
 *Rare Hospitality International, Inc..................        68,424     1,565,199
 *Rare Medium Corp.....................................        92,200     1,094,875
 Raven Industries, Inc.................................        99,150     1,586,400
 *Rawlings Sporting Goods, Inc.........................        69,200       689,838
 *Raytech Corp. DE.....................................        27,795        93,808
 *Raytel Med Corp......................................        14,700        75,797
 *Reading Entertainment, Inc...........................        34,300       271,184
 *Recoton Corp.........................................        99,916       997,599
 *Recovery Engineering, Inc............................        31,800       433,275
 *#Recycling Industries, Inc...........................        74,400         2,976
 *#Redhook Ale Brewery, Inc............................        49,500       196,453
 Redwood Empire Bancorp................................        13,100       337,325
 *Reeds Jewelers, Inc..................................        22,990        74,718
 *Refac Technology Development Corp....................        45,597       319,179
 *Regeneron Pharmaceuticals, Inc.......................       243,300     1,729,711
 *Rehabcare Group, Inc.................................        48,700     1,047,050
 *Rehabilicare, Inc....................................        50,900       155,881
 *Reliability, Inc.....................................       120,000       491,250
 Reliv International, Inc..............................        62,260       115,765
 *Relm Wireless Corp...................................        50,941       122,577
 *Remec, Inc...........................................         8,200       106,344
 *Remington Oil & Gas Corp.............................       129,100       536,572
 *Renex Corp...........................................        11,700        54,844
 *Rentrak Corp.........................................        68,800       273,050
 *Repligen Corp........................................        58,900       169,338
 *#Reptron Electronics, Inc............................        42,800       177,888
 Republic Bancorp, Inc.................................        82,679     1,061,908
 *Republic Bankshares, Inc.............................        23,340       447,836
 *Republic First Bancorp, Inc..........................        21,768       165,981
 Republic Group, Inc...................................       112,904     2,018,159
 Republic Security Financial Corp......................        37,635       314,017
 *Res-Care, Inc........................................        88,000     1,837,000
 *Research Partners International, Inc.................        22,500        83,672
 *Research, Inc........................................        25,250       134,141
 *Resound Corp.........................................       134,300     1,030,333
 Resource America, Inc.................................        47,980       691,212
 *Response Oncology, Inc...............................        92,740       298,507
 *Restrac, Inc.........................................        48,300       232,444
 *Rex Stores Corp......................................        72,600     1,497,375

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Rexhall Industries, Inc..............................        12,976  $    130,977
 *Rexx Environmental Corp..............................        21,600        27,000
 *Ribi Immunochem Research, Inc........................       181,000       356,344
 *Ribozyme Pharmaceuticals.............................        78,600       406,509
 Richardson Electronics, Ltd...........................        87,700       578,272
 Richmond County Financial Corp........................        18,165       332,647
 *Richton International Corp...........................         2,000        23,000
 *Riddell Sports, Inc..................................        55,082       165,246
 *Ride, Inc............................................        46,700        49,619
 *Right Management Consultants, Inc....................        49,950       830,419
 *Right Start, Inc.....................................        32,500       272,188
 *Rightchoice Managed Care, Inc. Class A...............        28,100       337,200
 *Rimage Corp..........................................        43,500       555,984
 *Riverside Group, Inc.................................         1,300         2,234
 Riverview Bancorp, Inc................................        19,600       233,975
 *Riviera Holdings Corporation.........................         6,200        30,225
 *Roadhouse Grill, Inc.................................        26,800       180,063
 Roanoke Electric Steel Corp...........................        70,250     1,124,000
 *Roberds, Inc.........................................        33,100        81,716
 *Robertson-Ceco Corp..................................        78,657       865,227
 *Robinson Nugent, Inc.................................        42,100       164,453
 *Robocom Systems, Inc.................................         1,100         1,891
 *#Robotic Vision Systems, Inc.........................       127,245       363,841
 *Rochester Medical Corp...............................        43,600       487,775
 *Rock Bottom Restaurants, Inc.........................        56,900       511,211
 *Rock of Ages Co......................................         7,600        81,225
 *Rockshox, Inc........................................       100,900       100,900
 *Rocky Mountain Chocolate Factory.....................        25,000       142,969
 *Rocky Shoes & Boots, Inc.............................        35,000       235,156
 *Rofin-Sinar Technologies, Inc........................        62,500       513,672
 *Rogers Corp..........................................       122,100     3,479,850
 *Rogue Wave Software, Inc.............................        50,800       444,500
 *Rohn Industries, Inc.................................       432,200       634,794
 *Ross Systems, Inc....................................       146,937       298,466
 *Rottlund, Inc........................................        19,250        96,250
 Rouge Industries, Inc. Class A........................        11,700       102,375
 Rowe Furniture Corp...................................       115,062     1,222,534
 *Royal Appliance Manufacturing Co.....................       197,500       888,750
 Royal Bancshares of Pennsylvania Class A..............         1,888        29,382
 *Royal Energy, Inc....................................        17,400        57,638
 *Royal Gold, Inc......................................       114,700       480,306
 *Royal Precision, Inc.................................         8,700        29,906
 *Rural Cellular Corp. Class A.........................        54,800       893,925
 *Rural/Metro Corp.....................................        33,300       247,669
 *Rush Enterprises, Inc................................        30,100       479,719
 *S&K Famous Brands, Inc...............................        43,700       421,978
 *S3, Inc..............................................       130,000       873,438
 *SBE, Inc.............................................        15,400        80,850
 *SBS Technologies, Inc................................        36,100       667,850
 *SCC Communications Corp..............................        36,000       140,625
 *SCP Pool Corp........................................         2,800        53,200
 *SED International Holdings, Inc......................        61,900       156,684
 *SEEC, Inc............................................         3,900        16,819
 SEMCO Energy, Inc.....................................        65,020       918,408
 *SEMX Corp............................................        49,100       148,834
 *SGV Bancorp, Inc.....................................         2,300        27,744
 SI Handling, Inc......................................        41,625       452,672
 SJNB Financial Corp...................................        10,500       291,375
 SJW Corp..............................................        16,600     1,087,300
 SL Industries, Inc....................................        96,685     1,166,263
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *SMC Corp.............................................        52,200  $    270,788
 *SOS Staffing Services, Inc...........................        64,500       391,031
 *SPR, Inc.............................................         8,000        53,750
 *SPSS, Inc............................................        77,600     1,826,025
 *SRS Labs, Inc........................................        64,900       184,559
 *SSE Telecom, Inc.....................................        31,600        37,031
 *STM Wireless, Inc. Class A...........................        46,600       125,238
 *STV Group, Inc.......................................        35,000       270,156
 *#SYNC Research, Inc..................................       148,800        74,400
 *#Sabratek Corp.......................................        20,000       455,000
 *Safeguard Health Enterprises, Inc....................        84,600       243,225
 *Safety 1st, Inc......................................        62,400       331,500
 *Safety Components International, Inc.................        41,100       213,206
 *Saga Communications, Inc. Class A....................        86,071     1,710,661
 *Salient 3 Communications, Inc.
   Class A.............................................        45,000       372,656
 *Salton/Maxim Housewares, Inc.........................        73,100     3,125,025
 *Samsonite Corp.......................................         3,200        20,200
 *San Filippo (John B.) & Son, Inc.....................        67,400       233,794
 Sanderson Farms, Inc..................................        60,200       801,413
 *Sandisk Corp.........................................        90,750     2,835,938
 *Santa Cruz Operation, Inc............................       221,700     1,309,416
 *Satcon Technology Corp...............................        58,100       446,644
 *Saucony, Inc. Class A................................        56,700     1,004,653
 *Saucony, Inc. Class B................................        63,800     1,080,613
 *Savoir Technology Group, Inc.........................        79,000       765,313
 *Scan-Optics, Inc.....................................        56,200       187,919
 *ScanSource, Inc......................................        26,300       550,656
 Schawk, Inc. Class A..................................       154,000     1,838,375
 *Scheid Vineyards, Inc................................        10,500        55,453
 *Scherer Healthcare, Inc..............................           200           763
 *#Schick Technologies, Inc............................        23,300       102,666
 *Schieb (Earl), Inc...................................        74,400       348,750
 *Schlotzskys, Inc.....................................        47,700       497,869
 *Schmitt Industries, Inc..............................        64,100       184,288
 Schnitzer Steel Industries, Inc.
   Class A.............................................        22,500       340,313
 *#Schuff Steel Company................................        37,000       228,938
 *Schuler Homes, Inc...................................       157,200     1,139,700
 Schultz Sav-O Stores, Inc.............................        60,000       990,000
 Schweitzer-Maudoit Int'l, Inc.........................        68,000     1,041,250
 *#Sciclone Pharmaceuticals, Inc.......................       133,000       191,188
 *Scientific Games Holdings Corp.......................        15,000       269,063
 Scientific Technologies, Inc..........................        25,700       167,853
 *Scios-Nova, Inc......................................       158,100       570,642
 Scope Industries, Inc.................................        18,650     1,305,500
 Scotsman Industries, Inc..............................         1,200        24,675
 *Scott Technologies, Inc..............................        76,000     1,436,875
 *Scott's Liquid Gold, Inc.............................        84,000       120,750
 *Seachange International, Inc.........................       129,500     1,262,625
 Seacoast Banking Corp. Class A........................        22,100       732,063
 *Seacoast Financial Services Corp.....................        98,329       998,654
 *Seamed Corp..........................................         3,400        38,250
 *Seattle Filmworks, Inc...............................       173,375       558,051
 Seaway Food Town, Inc.................................        24,000       420,000
 *Secom General Corp...................................         1,000         2,281
 Second Bancorp, Inc...................................           700        15,772
 *Secure Computing Corp................................       138,100       520,033
 *Security Capital Corp................................             5            41
 *Segue Software, Inc..................................        67,000       425,031
 *Seibels Bruce Group, Inc.............................        18,600        90,675
 Selas Corp. of America................................        44,700       262,613

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *#Selfcare, Inc.......................................        73,500  $    220,500
 *Semitool, Inc........................................        86,000       733,688
 *Semtech Corp.........................................        91,400     3,827,375
 *Seneca Foods Corp. Class A...........................           200         2,850
 *Seneca Foods Corp. Class B...........................         6,800        97,750
 *Sensory Science Corp.................................       115,400       331,775
 *Sergagen Inc. (Escrow Shares)........................        51,600             0
 *Servotronics, Inc....................................        24,804       124,020
 Sevenson Environmental Services, Inc..................        13,280       133,630
 *#Shaman Pharmaceuticals..............................       158,200        18,984
 *Sharper Image Corp...................................        67,300       609,906
 *Shaw Group, Inc......................................        68,250       891,516
 *Sheffield Medical Technologies, Inc..................       107,800       303,188
 Shelby Williams Industries, Inc.......................        74,600     1,221,575
 *#Sheldahl, Inc.......................................        84,650       510,545
 *Shells Seafood Restaurants, Inc......................        20,700        91,209
 *Shiloh Industries, Inc...............................       111,500     1,383,297
 *Shoe Carnival, Inc...................................        86,000     1,392,125
 *Sholodge, Inc........................................        52,300       251,694
 *Shoney's, Inc........................................       419,000       968,938
 Shoreline Financial Corp..............................        12,537       339,283
 *Showscan Entertainment, Inc..........................        44,350        17,740
 *Shuffle Master, Inc..................................        58,100       403,069
 Sierrawest Bancorp....................................        24,535       767,485
 Sifco Industries, Inc.................................        46,275       410,691
 *Sight Resource Corp..................................        57,400       224,219
 *Sigma Designs, Inc...................................        87,600       572,138
 *Sigmatron International, Inc.........................        13,000        61,750
 *#Signal Apparel Co., Inc. Class A....................        73,600        87,400
 *Signal Technology Corp...............................        62,000       333,250
 *Signature Eyewear, Inc...............................        14,500        56,188
 *#Silicon Gaming, Inc.................................        33,800        25,350
 *Silicon Storage Technology, Inc......................       129,100       633,397
 *Silverleaf Resorts, Inc..............................        65,600       508,400
 *Simione Central Holdings, Inc........................        67,900       181,420
 Simmons First National Corp.
   Class A.............................................        23,250       781,781
 *Simon Transportation Services, Inc...................        34,600       201,113
 Simpson Industries, Inc...............................       143,400     1,442,963
 *#Simula, Inc.........................................        78,250       420,594
 *Sirena Apparel Group, Inc............................        32,300       138,284
 *Sitel Corp...........................................       545,000     1,498,750
 *Sizzler International, Inc...........................       218,400       436,800
 Skaneateles Bancorp, Inc..............................        25,200       615,038
 *SkyePharma P.L.C. ADR................................         9,220        79,811
 *#SkyMall, Inc........................................        16,900       183,259
 *#Smartalk Teleservices, Inc..........................        29,000             0
 *Smartflex Systems, Inc...............................        42,000       181,125
 *Smithway Motor Express Corp.
   Class A.............................................        15,000       153,281
 *Socrates Technolgies Corp............................        63,800        93,706
 *Sodak Gaming, Inc....................................       100,100       919,669
 *Softech, Inc.........................................        46,500       107,531
 *Softnet Systems, Inc.................................        38,136       989,153
 *#Software Spectrum, Inc..............................        36,100       488,478
 Somerset Group, Inc...................................           412         7,313
 Sonesta International Hotels Corp. Class A............           200         2,313
 *Sonic Solutions......................................        57,150       280,392
 *#Sonus Pharmaceuticals, Inc..........................        99,100       585,309
 *Sound Advice, Inc....................................        60,425       187,884
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *#Source Media, Inc...................................        26,700  $    438,047
 *Southern Energy Homes, Inc...........................       127,125       587,953
 *Southern Mineral Corp................................        11,800         4,609
 *#Southern Pacific Funding Corp.......................        48,000         5,280
 *Southwall Technologies, Inc..........................        74,600       236,622
 Southwest Bancorp, Inc................................        14,300       328,453
 Southwest Water Co....................................        21,331       314,632
 Southwestern Energy Co................................        16,700       157,606
 *Spacehab, Inc........................................        37,700       206,172
 *Spacelabs Medical, Inc...............................        51,400       799,913
 Span-American Medical System, Inc.....................        40,500       175,922
 Spartan Motors, Inc...................................       119,300       689,703
 *Sparton Corp.........................................        69,200       428,175
 *Spatial Technology, Inc..............................        13,050        48,938
 *#SpectraLink Corp....................................        57,000       229,781
 *Spectran Corp........................................        52,000       478,563
 *Spectranetics Corp...................................       138,202       358,461
 *Spectra-Physics Laser, Inc...........................         7,000        56,219
 *Spectrian Corp.......................................        74,600       941,825
 *Spectrum Control, Inc................................        84,400       522,225
 *#SpectRx, Inc........................................        19,200       145,200
 *SpeedFam-IPEC, Inc...................................        42,658       557,220
 *Speizman Industries, Inc.............................        28,900        93,925
 *Spire Corp...........................................        56,200       173,869
 *Splash Technology Holdings, Inc......................         7,600        60,325
 *Sport Chalet, Inc....................................        55,000       323,125
 *Sport Supply Group, Inc..............................        48,000       504,000
 *Sport-Haley, Inc.....................................        22,800        99,038
 *Sports Authority, Inc................................       203,200     1,016,000
 *Sports Club Co., Inc.................................       136,700       615,150
 *Sportsman's Guide, Inc...............................        34,000       170,531
 *Spyglass, Inc........................................        36,000       694,125
 St. Francis Capital Corp..............................        48,800       965,325
 St. Joseph Light & Power Co...........................        69,800     1,443,988
 St. Mary Land & Exploration Co........................        24,700       489,369
 *Staar Surgical Co....................................        89,075     1,057,766
 *Stac Software, Inc...................................        10,350        60,806
 *Stacey's Buffet, Inc.................................        13,900           292
 *Staffmark, Inc.......................................        27,000       294,469
 *Stage II Apparel Corp................................        14,600        28,288
 Standard Commercial Corp..............................        89,908       573,164
 *Standard Management Corp.............................        39,415       254,966
 *Standard Microsystems Corp...........................        88,200       689,063
 *Stanford Telecommunications, Inc.....................       111,500     2,599,344
 *Stanley Furniture, Inc...............................        62,400     1,302,600
 *Star Buffet, Inc.....................................         3,700        22,431
 *Star Multi Care Services, Inc........................        37,229        45,955
 *Star Struck, Ltd.....................................           500         2,563
 *Starcraft Corp.......................................        16,500        64,453
 *Starmet Corp.........................................       126,100       488,638
 Starrett (L.S.) Co. Class A...........................        14,100       383,344
 *Startec Global Communications Corp...................         6,700        54,856
 *Starter Corp.........................................       130,100       162,625
 State Financial Services Corp.
   Class A.............................................        19,580       269,837
 Steel Technologies, Inc...............................        98,400       882,525
 *Steinway Musical Instruments, Inc....................        14,500       338,031
 Stepan Co.............................................        14,200       350,563
 Stephan Co............................................        24,700       120,413
 *Stericycle, Inc......................................        25,300       330,481
 *Sterigenics Intl, Inc................................        16,500       259,875
 Sterling Bancorp......................................       150,400     3,083,200

                                      213
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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Sterling Bancshares...................................        92,062  $  1,156,529
 *Sterling Financial Corp. WA..........................        42,950       646,934
 *Sterling Vision, Inc.................................        77,500       302,734
 Stifel Financial Corp.................................        32,642       312,139
 *Stimsonite Corp......................................        58,400       585,825
 *Storage Computer Corp................................        73,792       147,584
 *Stormedia, Inc. Class A..............................        40,500            41
 *#Stratasys, Inc......................................        31,700       118,875
 *Strategia Corp.......................................         4,700         6,463
 *Strategic Diagnostics, Inc...........................        48,000       190,500
 *Strategic Distribution, Inc..........................       293,548       683,416
 *Strattec Security Corp...............................        25,100       773,394
 *Stratus Properties, Inc..............................        83,400       390,938
 *Strawbridge and Clothier Liquidating Trust...........         5,200         1,157
 *Strouds, Inc.........................................        72,800       122,850
 *Suburban Lodges of America, Inc......................        88,800       596,625
 *Success Bancshares, Inc..............................         3,200        34,800
 *Successories, Inc....................................        57,800       180,625
 Suffolk Bancorp.......................................        26,200       700,850
 *#Sugen, Inc..........................................        74,800     1,538,075
 *Summa Industries, Inc................................           500         5,953
 Summit Bancshares, Inc................................        28,000       509,250
 *Summit Design, Inc...................................       115,800       305,784
 *Summit Technology, Inc...............................        49,667       979,371
 Sun Hydraulics, Inc...................................        12,600       111,825
 *Sun Television and Appliances, Inc...................       147,300         2,062
 *Sunair Electronics, Inc..............................        33,900        99,581
 *Sundance Homes, Inc..................................        50,000        34,375
 *Sunquest Information Systems, Inc....................        59,200       780,700
 *Sunrise Assisted Living, Inc.........................        12,998       483,389
 *Sunrise Medical, Inc.................................        81,000       673,313
 *Sunrise Resources, Inc...............................        46,800       191,588
 *Superconductor Technologies, Inc.....................        49,750       139,922
 *#Supergen, Inc.......................................        14,700       255,872
 *Superior Energy Services, Inc........................        93,100       436,406
 *Superior National Insurance Group, Inc...............        39,400       797,850
 Superior Surgical Manufacturing Co., Inc..............        90,100     1,216,350
 *Supertex, Inc........................................       177,300     1,673,269
 *Suprema Specialties, Inc.............................        37,300       229,628
 *Supreme Industries, Inc..............................        74,710       723,753
 *Supreme International Corp...........................        36,600       394,594
 *Surety Capital Corp..................................        24,750        37,125
 *Surgical Laser Technologies, Inc.....................        10,900        25,206
 *Swift Energy Corp....................................       101,500     1,313,156
 *Swisher International, Inc...........................         8,500         9,563
 *Swiss Army Brands, Inc...............................        65,500       542,422
 *Sybron Chemicals, Inc................................        34,300       666,706
 *Sylvan, Inc..........................................        63,500       722,313
 *Symix Systems, Inc...................................        54,600       612,544
 *Symmetricom, Inc.....................................       136,600       862,288
 *Symons International Group, Inc......................        93,900       448,959
 *Symphonix Devices, Inc...............................        24,100        79,078
 *Syms Corp............................................        97,900       777,081
 Synalloy Corp. DE.....................................        89,158       735,554
 *Synaptic Pharmaceutical Corp.........................        69,700       422,556
 *Synbiotics Corp......................................        58,000       221,125
 *Syncor International Corp. DE........................        47,800     1,619,225
 *Syntellect, Inc......................................       114,200       178,438
 *Synthetech, Inc......................................        61,900       350,122
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Synthetic Industries, Inc............................        62,000  $  1,393,063
 *Sypris Solutions, Inc................................        38,000       344,375
 *System Software Associates, Inc......................         7,700        15,520
 *T-Netix, Inc.........................................        75,200       446,500
 TB Woods Corp.........................................        10,100       118,044
 *TBA Entertainment Corp...............................        70,000       308,438
 *TBC Corp.............................................       201,700     1,430,809
 TCBY Enterprises, Inc.................................       148,800       985,800
 *TCC Industries, Inc..................................        23,800         2,529
 *TCI International, Inc...............................        32,060        93,174
 *TCSI Corp............................................       189,900       495,520
 *TEAM America Corp....................................        10,400        49,075
 *TESSCO Technologies, Inc.............................        43,200       934,200
 TF Financial Corp.....................................        10,800       221,400
 *TFC Enterprises, Inc.................................       101,000       243,031
 *TII Industries, Inc..................................        51,760        93,815
 *TMBR/Sharp Drilling, Inc.............................        40,500       234,141
 *TRC Companies, Inc...................................        60,400       305,775
 *TRM Copy Centers Corp................................        61,000       377,438
 *#TRO Learning, Inc...................................        35,900       222,131
 TSI, Inc. MN..........................................        93,200       984,425
 *TSR, Inc.............................................       106,400       798,000
 *TST/Impreso, Inc.....................................        25,800       125,775
 Tab Products Co. DE...................................        41,750       271,375
 *Taco Cabana, Inc.....................................       134,700     1,426,978
 *Take Two Interactive Software........................        79,300       646,791
 *Tandy Brand Accessories, Inc.........................        55,977       890,384
 *Tandy Crafts, Inc....................................       138,200       466,425
 *Targeted Genetics Corp...............................       248,900       408,352
 Tasty Baking Co.......................................        66,500       831,250
 *#Tatham Off-Shore, Inc...............................        12,900         5,644
 *Tava Technologies, Inc...............................        13,800       101,128
 Team, Inc.............................................        48,800       164,700
 Tech/Ops Sevcon, Inc..................................        61,400       851,925
 *Techdyne, Inc........................................        13,700        53,088
 Teche Holding Co......................................         2,700        44,381
 *Techforce Corp.......................................        35,500       270,688
 *#Technical Chemicals & Products, Inc.................        85,900       106,033
 *Technical Communications Corp........................         7,300        19,391
 *Technisource, Inc....................................        52,900       314,094
 *Technology Research Corp.............................        40,100        43,233
 *Tech-Sym Corp........................................        67,300     1,476,394
 *Tegal Corp...........................................        88,700       307,678
 *Telcom Semiconductor, Inc............................       108,200       618,769
 *#Telegroup, Inc......................................       111,500        11,150
 *Telescape International, Inc.........................         4,200        32,681
 *Teltrend, Inc........................................        29,100       551,081
 *#Telular Corp........................................        11,700        38,208
 Telxon Corp...........................................         8,200        85,844
 *Temtex Industries, Inc...............................        34,100        84,184
 *#Tera Computer Co....................................        29,400       147,919
 *Tesseract Group, Inc.................................        61,700       210,166
 *Tetra Technologies, Inc..............................       116,500       990,250
 *Texas Biotechnology Corp.............................       207,100       815,456
 *Texas Micro, Inc.....................................        86,500       548,734
 *Thackeray Corp.......................................        74,700       270,788
 *Theragenics Corp.....................................       252,700     1,887,353
 *Thermatrix, Inc......................................        13,800        45,713
 *Thermo Fibergen, Inc.................................        22,000       258,500
 *Thermo Power Corp....................................       105,100     1,215,219
 *Thermo Sentron, Inc..................................        72,400       959,300
 *Thermo Terratech, Inc................................        83,800       481,850

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Thermolase Corp......................................        18,700  $     44,413
 Thermoretec Corp......................................        77,800       320,925
 *Thermospectra Corp...................................        32,900       507,894
 *Thermotrex Corp......................................         7,500        61,406
 *Thermwood Corp.......................................           920         6,411
 *Thomas Group, Inc....................................        50,800       450,850
 Thomaston Mills, Inc..................................        12,600        38,194
 *Thoratec Laboratories Corp...........................        50,600       417,450
 *#Thorn Apple Valley, Inc.............................        49,900        84,206
 *Three-Five Systems, Inc..............................        44,200       593,938
 *#Thrustmaster, Inc...................................        32,100       791,466
 *Tier Technologies, Inc. Class B......................        35,000       247,734
 *Timberland Bancorp, Inc..............................           500         5,734
 Timberline Software Corp..............................       131,941     2,226,504
 *Tipperary Corp.......................................        56,500        95,344
 *Titan Corp...........................................       212,003     1,682,774
 Titan International, Inc..............................        21,750       203,906
 *Titan Pharmaceuticals, Inc...........................         1,000         3,000
 *Today's Man, Inc.....................................        63,600        81,488
 *Todd Shipyards Corp..................................        63,900       343,463
 Todd-AO Corp. Class A.................................        14,600       103,569
 *Toddhunter International, Inc........................        48,000       396,000
 *Tokheim Corp.........................................       108,800     1,074,400
 *Tollgrade Communications, Inc........................        39,300       604,238
 Tompkins County Trustco, Inc..........................           430        13,975
 *Topps, Inc...........................................       273,600     1,735,650
 *Tops Appliance City, Inc.............................        32,000        35,500
 *Toreador Royalty Corp................................        41,700       134,222
 *Torotel, Inc.........................................        24,235         1,696
 *Total Entertainment Restaurant Corp..................        11,000        34,375
 *Total-Telephone USA Communications, Inc..............        20,400       360,825
 *Tower Air, Inc.......................................       129,000       330,563
 *Toymax International, Inc............................           500         2,688
 *Track 'n Trail, Inc..................................         3,900         7,922
 *Tractor Supply Co....................................        68,500     2,033,594
 *Trailer Bridge, Inc..................................        36,500        92,961
 *Trak Auto Corp.......................................        92,000       793,500
 *Transact Technologies, Inc...........................        40,199       183,408
 *Transaction Network Services, Inc....................        82,800     2,204,550
 *Transcend Services, Inc..............................        56,600        83,131
 *Transcoastal Marine Services, Inc....................        65,400       284,081
 *#Transcrypt International, Inc.......................         9,000        18,141
 *Transfinancial Holdings, Inc.........................        27,800       125,100
 *Transition Analysis Component Technology.............         2,538        27,918
 *Transmation, Inc.....................................        42,500       152,734
 *Transmedia Network, Inc..............................        79,250       297,188
 *Transport Industries, Inc............................         9,700        78,206
 #Transport Lux Corp...................................        14,245       110,399
 *Transportation Components, Inc.......................       114,300       371,475
 Transpro, Inc.........................................        21,000       111,563
 Transtechnology Corp..................................        99,100     1,932,450
 *#Transtexas Gas Corp.................................        81,000        30,375
 *Transworld Healthcare, Inc...........................        96,300       379,181
 *Travel Ports of America, Inc.........................        42,090       176,910
 *Travel Services International, Inc...................         2,300        18,903
 *Travis Boats & Motors, Inc...........................         8,900       132,388
 *TreeSource Industries, Inc...........................        52,840        16,513
 *Trega Biosciences, Inc...............................        83,400       153,769
 Tremont Corp. DE......................................         2,500        48,750
 *Trend-Lines, Inc. Class A............................        50,650       117,128
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Trendwest Resorts, Inc...............................           300  $      7,013
 *Trex Medical Corp....................................           900         5,794
 Trico Bancshares......................................        18,850       338,711
 *Trico Marine Services, Inc...........................       123,900       886,659
 *#Trident Microsystems, Inc...........................        98,400       670,350
 *#Trident Rowan Group, Inc............................         9,300        47,081
 *Tridex Corp..........................................        44,300       120,441
 Trigen Energy Corp....................................       102,000     1,663,875
 *Trimark Holdings, Inc................................         7,100        39,272
 *Trimble Navigation, Ltd..............................         2,500        31,328
 *Trimedyne, Inc.......................................        48,800        63,288
 *Trimeris, Inc........................................        36,300       491,184
 *Trinitec Systems, Inc. Class A.......................        46,700       665,475
 Trion, Inc............................................        67,550       284,977
 *Triple S Plastics, Inc...............................         8,000        41,750
 *Tripos, Inc..........................................        21,000       165,375
 *Triquint Semiconductor, Inc..........................        52,200     1,838,419
 *Trism, Inc...........................................        37,100        28,984
 *#Tristar Corp........................................         3,300        22,327
 *#Trump Hotels & Casino Resorts, Inc..................       184,400       979,625
 *Tultex Corp..........................................       129,400        97,050
 *Turner Corp..........................................        65,850     1,144,144
 Tuscarora, Inc........................................        43,050       565,031
 Twin Disc, Inc........................................        41,200       782,800
 *Tyler Technologies, Inc..............................        39,050       234,300
 U.S. Bancorp, Inc.....................................        26,175       407,348
 *U.S. Bioscience, Inc.................................        28,000       225,750
 *#U.S. Diagnostic, Inc................................       142,800       211,969
 *U.S. Home & Garden, Inc..............................       131,700       674,963
 *U.S. Vision, Inc.....................................        24,714       123,184
 *UFP Technologies, Inc................................        10,100        40,400
 *US Can Corp..........................................       112,300     2,007,363
 *US Xpress Enterprises, Inc. Class A..................        24,000       288,000
 *#USA Detergents, Inc.................................       119,900       618,234
 *USA Floral Products, Inc.............................        13,100        94,156
 *USA Truck, Inc.......................................         5,600        51,275
 *#USANA, Inc..........................................         5,200        46,150
 *USCI, Inc............................................        64,500        30,315
 *USData Corp..........................................        48,300       172,069
 *UTI Energy Corp......................................        74,500     1,070,938
 *Ubics, Inc...........................................        55,800       249,356
 *Ugly Duckling Corp...................................        43,600       328,363
 *Ultimate Electronics, Inc............................        69,200       996,913
 *Ultradata Corp.......................................        30,700       213,941
 *#Ultradata Systems, Inc..............................        13,600        25,500
 *#Ultrafem, Inc.......................................        62,400         2,184
 *Ultrak, Inc..........................................        68,100       444,778
 *Ultralife Batteries, Inc.............................        69,200       313,563
 *#Unapix Entertainment, Inc...........................        39,300       117,900
 Unico American Corp...................................       117,600     1,256,850
 *UniComp, Inc.........................................        46,900       278,469
 Unifirst Corp.........................................        16,900       304,200
 *Uniflex, Inc.........................................        26,950       188,650
 *Unify Corp...........................................        42,700       593,797
 *Unigene Laboratories, Inc............................       207,400       139,347
 *Unilab Corp..........................................        49,400       262,438
 *Unimark Group, Inc...................................        77,000       273,109
 *Uni-Marts, Inc.......................................        64,600       129,200
 *Unimed Pharmaceuticals, Inc..........................        57,900       533,766
 *Union Acceptance Corp. Class A.......................        24,700       169,813
 *Unique Casual Restaurants, Inc.......................        74,767       294,395
 *Unique Mobility, Inc.................................       103,000       476,375

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Uniroyal Technology Corp.............................       130,900  $  1,239,459
 *Unit Corp............................................       182,100     1,081,219
 *United American Healthcare Corp.,....................        53,850        74,044
 *United Capital Corp..................................        50,754       818,408
 #United Companies Financial Corp......................        21,000         2,310
 United Financial Corp. MN.............................         1,600        36,600
 *United Foods, Inc. Class A...........................         1,596         5,087
 *United Foods, Inc. Class B...........................        13,166        41,967
 United Guardian, Inc..................................        41,020       153,825
 United Industrial Corp................................       104,800     1,205,200
 United National Bancorp...............................        42,996       976,815
 *United Retail Group, Inc.............................        68,900       994,744
 *United States Energy Corp............................        62,870       245,586
 United States Lime & Minerals, Inc....................        14,300       120,656
 *Unitel Video, Inc....................................        23,200        31,900
 Unitil Corp...........................................        39,552       924,528
 Unity Bancorp, Inc....................................         1,100        12,100
 *Universal American Financial Corp....................         6,100        21,350
 *Universal Electronics, Inc...........................        35,300       875,881
 Universal Forest Products, Inc........................       119,700     2,162,081
 *#Universal International, Inc........................        16,000        41,500
 *Universal Seismic Association, Inc...................        17,800           979
 *Universal Stainless & Alloy Products, Inc............        33,200       199,200
 *Universal Standard Medical Labs, Inc.................        27,300         8,531
 *Uno Restaurant Corp..................................       231,491     1,808,523
 *Urocor, Inc..........................................        73,400       403,700
 *Urogen Corp. (Restricted)............................        28,200         7,579
 *Urologix, Inc........................................        91,800       278,269
 *Uromed Corp. New.....................................        45,660        69,203
 *Uroquest Medical Corp................................        52,400        83,513
 *Utah Medical, Inc....................................        52,900       400,056
 *Utilx Corp...........................................       144,800       470,600
 *#V-ONE Corp..........................................       133,000       297,172
 *VDI Media............................................        12,100        77,894
 *VRB Bancorp..........................................         1,400        10,850
 *VTEL Corp............................................       178,354       880,623
 *Valence Technology, Inc..............................       172,900     1,291,347
 *#Valentis, Inc.......................................       114,234       492,634
 *Vallen Corp..........................................        62,400     1,021,800
 Valley Resources, Inc.................................        37,487       426,415
 *Valuevision International, Inc.
   Class A.............................................       127,300     1,941,325
 *Vans, Inc............................................        99,000     1,076,625
 *Vantive Corp.........................................       148,000     1,623,375
 *#Vari L Co., Inc.....................................        46,900       354,681
 *Variflex, Inc........................................        51,100       245,919
 *Vectra Technologies, Inc.............................        34,500           776
 *#Ventana Medical Systems, Inc........................        73,500     1,467,703
 *Venture Stores, Inc..................................       153,800         1,923
 *Venturian Corp.......................................        21,000       125,344
 *Veramark Technologies, Inc...........................        37,500       232,031
 *Verdant Brands, Inc..................................       123,815       121,880
 *Verilink Corp........................................       114,800       376,688
 *Verity, Inc..........................................        66,000     2,175,938
 *Versant Object Technology Corp.......................        29,800        49,356
 *Versar, Inc..........................................        46,100       103,725
 *Vertel Corp..........................................       108,700       220,797
 *Vertex Communications Corp...........................        43,300       641,381
 Vesta Insurance Group, Inc............................        36,100       182,756
 *Vestcom Int'l, Inc...................................        58,100       337,706
 *Viagrafix Corp.......................................        25,600       157,600
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Viasat, Inc..........................................        21,300  $    238,959
 *Viasoft, Inc.........................................        52,600       205,469
 *Vical, Inc...........................................       100,100     1,194,944
 *Vicon Industries, Inc................................        46,250       424,922
 *Vicorp Restaurants, Inc..............................        64,900     1,062,738
 *Vidamed, Inc.........................................           500         1,203
 *Video Display Corp...................................        41,750       197,008
 *Video Services Corp..................................        17,700        38,719
 *Videonics, Inc.......................................        32,400        30,375
 *Vidioserver, Inc.....................................       110,900     1,452,097
 *View Technology, Inc.................................        43,400        75,950
 *Viisage Technology, Inc..............................        21,000        27,563
 *Virbac Corp..........................................        16,800        19,425
 Virco Manufacturing Corp..............................       114,389     2,201,988
 *Virginia Gas Co......................................         5,500        24,234
 *Virtualfund.Com, Inc.................................       123,500       196,828
 *#Vision Sciences, Inc................................        23,250        32,695
 *Vista Eyecare, Inc...................................       208,600     1,121,225
 *Vista Medical Technologies, Inc......................       145,000       231,094
 Vital Signs, Inc......................................       101,500     1,947,531
 *Vitalcom, Inc........................................        68,800       137,600
 *#Vitech America, Inc.................................        15,680       133,770
 *Vivid Technologies, Inc..............................        92,200       279,481
 *#Vivus, Inc..........................................        45,100       191,675
 *Vodavi Technology, Inc...............................        13,800        36,656
 *Voice Control Systems, Inc...........................        96,700       370,180
 Vulcan International Corp.............................        10,951       405,187
 *Vysis, Inc...........................................        89,000       324,016
 #WFS Financial, Inc...................................        29,500       346,625
 *WHX Corp.............................................        57,700       432,750
 *WLR Foods, Inc.......................................        74,786       572,580
 *WPI Group, Inc.......................................        51,850       204,159
 WSFS Financial Corp...................................        12,200       178,806
 Wackenhut Corp. Class B Non-Voting....................         6,700       128,556
 Wainwright Bank & Trust Co............................           200         1,675
 *Walbro Corp..........................................        49,600       967,200
 *Walker Interactive Systems, Inc......................       116,000       395,125
 *Wall Data, Inc.......................................        79,050       797,911
 *Wall Street Deli, Inc................................        14,800        60,125
 *Warrantech Corp......................................       133,500       452,648
 Warren Bancorp, Inc...................................       162,800     1,322,750
 *Washington Homes, Inc................................        63,600       500,850
 Washington Savings Bank FSB Waldorf, MD...............        28,912       115,648
 *Waste Industries, Inc................................        16,700       268,766
 *Waterlink, Inc.......................................       105,100       426,969
 Waters Instruments, Inc...............................           500         2,438
 Watkins-Johnson Co....................................        56,900     1,408,275
 *Wave Technologies International, Inc.................        23,300        98,297
 *#Wavephore, Inc......................................       116,600       772,475
 *Waxman Industries, Inc...............................        54,700        20,513
 *Waxman Industries, Inc. Class B......................         9,750         3,961
 *Webco Industries, Inc................................        30,750       165,281
 *Weirton Steel Corp...................................       197,800       469,775
 Wellco Enterprises, Inc...............................        12,300       115,313
 *Wells-Gardner Electronics Corp.......................        36,750       107,953
 West Coast Bancorp....................................        27,005       473,431
 *West Coast Entertainment Corp........................        71,000        28,578
 *West Marine, Inc.....................................        41,500       531,719
 *Westaff, Inc.........................................        81,100       542,356
 Westcorp, Inc.........................................         1,600        14,900
 *Westell Technologies, Inc............................       135,100       933,034

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Westerbeke Corp......................................        20,000  $     51,250
 Westerfed Financial Corp..............................        29,300       493,522
 *Western Beef, Inc....................................        42,386       270,211
 Western Ohio Financial Corp...........................         6,600       169,125
 *Western Power & Equipment Corp.......................         9,900        28,463
 *Western Water Co.....................................        71,400       245,438
 *Weston (Roy F.), Inc. Class A........................        48,300       143,391
 Westwood Homestead Financial Corp.....................           600         6,900
 Weyco Group, Inc......................................         1,200        28,200
 *White Cap Industries, Inc............................        91,600     1,216,563
 *White Electronics Designs Corp.......................        55,800        87,188
 *White Pine Software, Inc.............................        94,000       396,563
 *Whitman Education Group, Inc.........................       118,700       630,594
 *Whittaker Corp.......................................        89,500     2,405,313
 *Wickes Lumber Co.....................................        66,500       342,891
 *Williams Clayton Energy, Inc.........................        57,400       374,894
 *Williams Controls, Inc...............................        87,100       272,188
 *Willis Lease Finance Corp............................        22,100       359,125
 *Wilmar Industries, Inc...............................       107,000     1,220,469
 *#Wilshire Financial Services Group, Inc..............        77,400        27,816
 *Wilshire Oil Co. of Texas............................       142,975       589,772
 *Wilsons The Leather Experts, Inc.....................         5,600        69,475
 *Windmere Corp........................................        26,000       341,250
 *Winsloew Furniture, Inc..............................        36,500     1,174,844
 *Winston Resources, Inc...............................        20,700        67,275
 *Wireless Telecom Group, Inc..........................       149,200       298,400
 Wiser Oil Co..........................................        57,700       187,525
 Wolf (Howard B.), Inc.................................         6,000        24,375
 Wolohan Lumber Co.....................................        49,100       610,681
 Woodhead Industries, Inc..............................       176,550     2,228,944
 *Workflow Management, Inc.............................         6,900        87,759
 *Workgroup Technology Corp............................        42,900        79,097
 *World Acceptance Corp................................       174,000       978,750
 *#World Airways, Inc..................................        35,000        61,797
 World Fuel Services Corp..............................       102,970     1,332,174
 *Worldtalk Communications Corp........................        38,100       132,159
 *Worldtex, Inc........................................       141,800       381,088
 Worthington Foods, Inc................................       102,921     1,514,868
 *Wyant Corp...........................................           666         1,894
 X-Rite, Inc...........................................        28,600       201,094
 *#XCL, Ltd............................................        56,500        74,156
 *Xeta Corp............................................         6,900       168,188
 *Xetel Corp...........................................        59,900       168,469
 *Xicor, Inc...........................................       121,600       174,800
 *Xionics Document Technologies, Inc...................        54,900       199,013
 *Xoma, Ltd............................................       353,000     1,654,688
 Yardville National Bancorp............................        26,167       325,452
 York Financial Corp...................................        50,751       773,953
 York Group, Inc.......................................        19,900       152,359
 *York Research Corp...................................        77,700       488,053
 *Zamba Corporation....................................       151,600       350,575
 *Zaring National Corp.................................        20,300       170,013
 *Zebra Technologies Corp. Class B.....................        47,520     1,523,610
 *Zemex Corp...........................................        54,872       342,950
 *Zevex International, Inc.............................         9,900        51,975
 Ziegler Co., Inc......................................         4,200        77,175
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Zila, Inc............................................         6,435  $     22,824
 *Zing Technologies, Inc...............................        13,300       108,894
 *#Zitel Corp..........................................        80,200       136,591
 *Zoll Medical Corp....................................        50,500       623,359
 *#Zoltek Companies, Inc...............................         4,700        36,572
 *#Zonagen, Inc........................................        22,900       246,175
 *Zoran Corp...........................................        51,300       516,206
 *Zygo Corp............................................        50,700       402,431
 *Zymetx, Inc..........................................         9,000        18,563
 *#eFax.com, Inc.......................................        75,000     1,085,156
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,297,461,818)................................                1,368,545,218
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Arch Communications Warrants 09/01/03................       333,245             0
 *Ascent Assurance, Inc. Warrants 01/01/04.............         3,322             0
 *Buell Industries, Inc. Contingent Payment Rights.....        59,800             0
 *#Intercontinental Telecom Corp. Warrants 04/30/02....        15,680             0
 *National Mercantile Bancorp Warrants 06/02/99........            50             0
 *Skyepharma P.L.C. Contingent Payment Rights..........        86,900             0
 *Xinetix, Inc. Warrants 03/17/03......................         4,556             0
 *Xytronyx, Inc. Warrants 08/11/01.....................           492             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $406,565)......................................                           0
                                                                       ------------
TOTAL UNITED STATES
  (Cost $1,297,868,383)................................                1,368,545,218
                                                                       ------------
UNITED KINGDOM -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Peptide Therapeutics Group P.L.C.
   (Cost $24,911)......................................        30,242        45,553
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.4%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
   06/01/99 (Collateralized by U.S. Treasury Notes
   6.875%, 05/15/06, valued at $34,227,400) to be
   repurchased at $33,733,233.
   (Cost $33,716,000)..................................  $     33,716    33,716,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $1,331,609,294)++....................................                $1,402,306,771
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
JAPAN -- (25.1%)
COMMON STOCKS -- (25.1%)
  Aichi Bank, Ltd......................................        10,500  $    716,976
  Aisin Seiki Co., Ltd.................................       137,000     1,496,772
  Amada Co., Ltd.......................................       376,000     2,334,050
  Amano Corp...........................................       115,000       869,020
  #Aomori Bank, Ltd....................................       170,000       638,801
  Aoyama Trading Co., Ltd..............................        41,100     1,245,042
  Asahi Glass Co., Ltd.................................       140,000       907,300
  #Ashikaga Bank, Ltd..................................       808,000     1,558,219
  Autobacs Seven Co., Ltd..............................           700        27,231
  Awa Bank, Ltd........................................       189,600       894,488
  Bank of Ikeda, Ltd...................................        13,000       596,093
  Bank of Iwate, Ltd...................................        18,590       763,172
  #Bank of Kinki, Ltd..................................       225,000       519,574
  Bank of Kyoto, Ltd...................................       347,400     1,638,950
  Bank of Nagoya, Ltd..................................       185,000       921,784
  #Bank of Saga, Ltd...................................       215,000       713,582
  Bank of Yokohama, Ltd................................       978,000     2,590,299
  #Best Denki Co., Ltd.................................       153,000     1,076,394
  Canon Sales Co., Inc.................................       124,900     1,947,621
  Casio Computer Co., Ltd..............................        60,000       410,694
  Chiba Bank, Ltd......................................       941,000     3,707,300
  Chiyoda Fire and Marine Insurance Co., Ltd...........       444,150     1,595,440
  Chudenko Corp........................................        84,460     1,506,466
  Chugoku Bank, Ltd....................................       199,000     2,556,265
  Citizen Watch Co., Ltd...............................       317,000     2,335,126
  Cosmo Oil Co., Ltd...................................       764,000     1,372,190
  Dai Nippon Pharmaceutical Co., Ltd...................       203,000     1,075,318
  Dai Tokyo Fire & Marine Insurance Co., Ltd...........       529,000     1,808,285
  Daicel Chemical Industries, Ltd......................       485,000     1,561,538
  Daikin Industries, Ltd...............................       160,000     1,443,469
  Daisan Bank, Ltd.....................................        78,000       258,235
  #Daishi Bank, Ltd....................................       350,000     1,187,717
  Daito Trust Construction Co., Ltd....................       180,784     1,994,579
  #Daiwa Bank, Ltd.....................................       726,000     1,460,172
  Daiwa House Industry Co., Ltd........................       663,000     7,155,702
  Daiwa Kosho Lease Co., Ltd...........................       193,000       742,799
  Daiwa Securities Co., Ltd............................     1,693,000     8,940,025
  Denki Kagaku Kogyo KK................................       469,000       830,707
  Dowa Fire & Marine Insurance Co., Ltd................       383,000     1,366,272
  Ehime Bank, Ltd......................................       143,000       544,446
  #Eighteenth Bank, Ltd................................       226,000     1,010,097
  Ezaki Glico Co., Ltd.................................       174,600     1,008,697
  Fuji Photo Film Co., Ltd.............................       355,000    12,693,261
  #Fukui Bank, Ltd.....................................       343,000       846,002
  #Fukuoka City Bank, Ltd..............................       264,532     1,090,357
  Fukuyama Transporting Co., Ltd.......................       266,000     1,351,796
  Futaba Corp..........................................        16,000       670,088
  Futaba Industrial Co., Ltd...........................        85,000     1,132,677
  Hanshin Electric Railway Co., Ltd....................       141,000       521,660
  Higo Bank, Ltd.......................................       308,000     1,312,862
  Hino Motors, Ltd.....................................       398,000     1,871,081
  Hiroshima Bank, Ltd..................................       575,000     2,184,448

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Hiroshima-Sogo Bank, Ltd.............................       136,000  $    583,082
  #Hitachi Construction Machinery Co., Ltd.............        64,000       415,825
  #Hitachi Maxell, Ltd.................................        96,000     1,974,507
  #Hitachi Metals, Ltd.................................       360,000     1,728,190
  #Hitachi Transport System, Ltd.......................       138,000       920,609
  Hitachi, Ltd.........................................     3,717,000    27,349,880
  #Hokuetsu Bank.......................................       275,330       754,297
  #Hokuetsu Paper Mills, Ltd...........................       162,000       820,592
  Hokuriku Bank, Ltd...................................       891,000     1,696,159
  House Foods Corp.....................................       115,000     1,715,196
  Hyakugo Bank, Ltd. (105th Bank)......................       258,000     1,057,027
  Hyakujishi Bank, Ltd.................................       314,000     1,694,487
  Inax Corp............................................       309,000     2,102,284
  Itochu Corp..........................................     1,198,000     2,726,783
  Itoham Foods, Inc....................................       284,000     1,194,107
  #Japan Pulp and Paper Co., Ltd.......................        93,000       308,666
  Joyo Bank, Ltd.......................................        19,000        77,057
  Jsr Corp., Tokyo.....................................        75,000       458,740
  Juroku Bank, Ltd.....................................       349,000     1,291,202
  #KDD Corporation.....................................        48,400     2,623,903
  Kagoshima Bank, Ltd..................................       262,000       975,832
  #Kajima Corp.........................................       826,000     2,488,528
  Kamigumi Co., Ltd....................................       357,000     1,690,150
  Kandenko Co., Ltd....................................       266,000     1,664,426
  Kansai Paint Co., Ltd., Osaka........................       108,000       327,164
  Katokichi Co., Ltd...................................        72,000       958,252
  #Kikkoman Corp.......................................       256,000     1,875,186
  Kinden Corp..........................................        67,000       748,634
  Kissei Pharmaceutical Co., Ltd.......................        40,000       844,231
  Koa Fire & Marine Insurance Co., Ltd.................        45,000       145,257
  #Kobe Steel, Ltd.....................................     2,632,000     2,243,800
  Koito Manufacturing Co., Ltd.........................       146,000       696,044
  #Kokusai Securities Co., Ltd.........................       330,000     3,709,154
  Komatsu, Ltd.........................................     1,279,000     7,600,744
  #Komori Corp.........................................        74,000     1,264,774
  Konica Corp..........................................        66,000       257,838
  Koyo Seiko Co........................................       198,000     1,230,740
  Kureha Chemical Industry Co., Ltd....................       263,000       653,037
  Lion Corp............................................       311,000     1,320,501
  Long Term Credit Bank of Japan, Ltd..................       994,000             0
  Makita Corp..........................................       209,000     2,276,477
  Marubeni Corp........................................     1,942,000     4,034,447
  Maruichi Steel Tube, Ltd.............................       117,000     1,614,294
  Matsushita Electric Industrial Co., Ltd..............     1,933,000    35,037,819
  Matsushita Electric Works, Ltd.......................       190,000     1,902,830
  Matsushita Refrigeration Co..........................       222,000       795,613
  Matsuzakaya Co., Ltd.................................        30,000       135,325
  Mazda Motor Corp.....................................       200,000       955,140
  Meiji Seika Kaisha, Ltd. Tokyo.......................       231,000     1,269,525
  Michinoku Bank, Ltd..................................       187,000       855,909
  Mitsubishi Chemical Corp.............................     2,129,000     6,044,089
  *Mitsubishi Electric Corp............................     1,683,000     5,362,977
  Mitsubishi Gas Chemical Co., Inc.....................       548,000     1,542,129

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Mitsubishi Materials Corp............................       975,000  $  1,936,765
  *#Mitsubishi Motors Corp.............................       866,000     4,128,587
  Mitsui Chemicals, Inc................................     1,030,800     5,238,463
  *Mitsui Engineering and Shipbuilding Co., Ltd........       781,000       885,590
  Mitsui Trust & Banking Co., Ltd......................     1,030,000     1,560,089
  Mori Seiki Co., Ltd..................................       121,000     1,432,130
  Musashino Bank, Ltd..................................        26,000     1,073,829
  NHK Spring Co., Ltd..................................       315,000     1,486,095
  NKK Corp.............................................     2,612,000     2,032,180
  NSK, Ltd.............................................       467,000     2,237,982
  NTN Corp.............................................       398,000     1,218,838
  Namihaya Bank, Ltd...................................            27        54,080
  Nanto Bank, Ltd......................................       288,000     1,430,227
  National House Industrial Co., Ltd...................        95,000       770,568
  Nichicon Corp........................................       100,000     1,386,360
  Nichirei Corp........................................       366,000       942,112
  Nifco, Inc...........................................        45,000       383,628
  Nikko Securities Co., Ltd............................     1,910,000     8,346,961
  *Nippon Credit Bank, Ltd.............................     1,683,000             0
  Nippon Flour Mills Co., Ltd..........................        21,000        53,013
  #Nippon Mitsubishi Oil Company.......................     1,598,000     6,441,201
  Nippon Sanso Corp....................................       367,000     1,230,218
  Nippon Sheet Glass Co., Ltd..........................       567,000     1,867,786
  Nippon Shokubai Co., Ltd.............................       163,000       961,918
  #Nishimatsu Construction Co., Ltd....................       359,000     1,978,927
  Nishi-Nippon Bank, Ltd...............................        23,540        90,209
  *Nissan Motor Co., Ltd...............................        38,000       167,323
  Nissei Sangyo Co., Ltd...............................       110,050     1,041,112
  Nisshin Flour Milling Co., Ltd.......................        89,000       685,069
  Nisshin Steel Co., Ltd...............................     1,318,000     1,854,494
  Nisshinbo Industries, Inc............................       305,000     1,211,720
  #Nissho Iwai Corp....................................       544,000       495,282
  #Obayashi Corp.......................................       499,000     2,358,293
  Ogaki Kyoritsu Bank, Ltd.............................        50,000       209,402
  Oita Bank, Ltd.......................................       145,000       684,075
  Oji Paper Co., Ltd...................................       275,000     1,593,279
  Oki Electric Industry Co., Ltd.......................       740,000     2,572,421
  Okumura Corp.........................................       322,000     1,271,263
  Penta-Ocean Construction Co., Ltd....................       438,000       750,422
  Pioneer Electronic...................................       182,000     3,020,278
  #Q.P. Corp...........................................       168,000     1,222,248
  Royal Co., Ltd.......................................        41,000       573,498
  Ryosan Co., Ltd......................................        53,000       943,138
  Ryoyo Electro Corp...................................        26,000       271,147
  Sakura Bank, Ltd.....................................       816,000     2,769,078
  San In Godo Bank, Ltd................................       222,000     1,282,536
  Sanyo Electric.......................................     2,565,000     9,235,018
  #Seino Transportation Co., Ltd.......................       197,000     1,206,588
  Sekisui Chemical Co., Ltd............................       557,000     3,448,402
  Sekisui House, Ltd...................................       938,000    10,185,862
  Sharp Corp. Osaka....................................       460,000     5,109,418
  #Shiga Bank, Ltd.....................................       268,000     1,213,342
  Shimachu Co., Ltd....................................        20,200       458,939
  Shimadzu Corp........................................       181,000       701,109
  #Shimizu Corp........................................       997,000     3,523,580
  Shinwa Bank, Ltd.....................................       157,000       435,317
  Shionogi & Co., Ltd..................................       455,000     3,747,103
  Showa Shell Sekiyu KK................................        75,000       422,736
  Snow Brand Milk Products Co., Ltd....................       419,000     2,059,973
  Stanley Electric Co., Ltd............................       246,000       787,965
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Sumitomo Corp........................................       918,000  $  6,321,601
  Sumitomo Forestry Co., Ltd...........................       136,000     1,063,731
  Sumitomo Metal Industries, Ltd. Osaka................     1,481,000     1,949,006
  Sumitomo Metal Mining Co., Ltd.......................       313,000     1,279,771
  #Sumitomo Realty & Development Co., Ltd..............       488,000     1,817,580
  Sumitomo Trust & Banking Co., Ltd....................        21,000        86,732
  #Sumitomo Warehouse Co., Ltd.........................        67,000       261,190
  #Suruga Bank, Ltd....................................       256,000     1,432,345
  TEC Corp.............................................       345,000     1,379,200
  TOC Co., Ltd.........................................        66,950       590,148
  Taiheiyo Cement Corp.................................       746,000     1,994,355
  #Taisei Corp.........................................     1,325,000     2,993,916
  Takara Standard Co., Ltd.............................       175,000     1,121,089
  #Takashimaya Co., Ltd................................       206,000     1,875,517
  Tanabe Seiyaku Co., Ltd..............................       164,000       973,249
  Teijin, Ltd..........................................       917,000     3,536,848
  Teikoku Oil Co., Ltd.................................       346,000     1,151,233
  Toagosei Co., Ltd....................................       353,000       671,991
  Toda Corp............................................       418,000     2,075,815
  Toho Bank, Ltd.......................................       236,000       802,814
  Tokuyama Corp........................................       248,000       796,424
  *Tokyo Sowa Bank.....................................       199,000       271,768
  Tokyo Steel Manufacturing Co., Ltd...................       202,800       938,298
  Tokyo Style Co., Ltd.................................       133,000     1,464,079
  #Tokyo Tomin Bank, Ltd...............................        30,900       705,876
  Tostem Corp..........................................       188,000     3,617,778
  Toto, Ltd............................................       247,000     1,903,302
  Toyo Seikan Kaisha, Ltd..............................       287,600     5,463,018
  Toyo Suisan Kaisha, Ltd..............................       116,000     1,015,792
  #Toyo Trust & Banking Co., Ltd.......................       715,000     2,071,263
  Toyobo Co., Ltd......................................       468,000       708,856
  Toyota Auto Body Co., Ltd............................        86,000       615,709
  Toyota Tsusho Corp...................................       314,000       938,205
  #Victor Co. of Japan, Ltd............................       246,000     1,714,385
  Wacoal Corp..........................................       149,000     1,605,678
  Yakult Honsha Co., Ltd...............................       228,000     2,102,234
  Yamagata Bank, Ltd...................................       153,700       686,956
  Yamaguchi Bank.......................................       133,000     1,229,606
  Yamatake-Honeywell Co., Ltd..........................        87,000       817,290
  *#Yasuda Trust & Banking Co., Ltd....................     1,434,000     1,732,859
  Yodogawa Steel Works, Ltd............................       296,000     1,242,112
  Yokogawa Electric Corp...............................       337,000     1,667,985
  Yokohama Rubber Co., Ltd.............................       404,000     1,070,021
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $547,656,066)..................................                 419,451,409
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Japanese Yen
    (Cost $6,391)......................................                       6,454
                                                                       ------------
TOTAL -- JAPAN
  (Cost $547,662,457)..................................                 419,457,863
                                                                       ------------
UNITED KINGDOM -- (20.4%)
COMMON STOCKS -- (20.3%)
  ASDA Group P.L.C.....................................     2,034,400     5,770,099
  Aggregate Industries P.L.C...........................     1,285,488     1,617,005
  Aggreko P.L.C........................................        32,000       112,040
  Allied Domecq P.L.C..................................       146,994     1,409,735
  Anglian Water P.L.C..................................       151,281     1,675,082

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Antofagasta Holdings P.L.C...........................        38,000  $    165,016
  Arcadia Group P.L.C..................................       110,588       427,956
  Arjo Wiggins Appleton P.L.C..........................       708,700     2,021,418
  *Associated British Foods P.L.C......................       668,096     5,082,501
  Associated British Ports Holdings P.L.C..............       375,400     1,660,263
  BAA P.L.C............................................     1,055,024    11,335,346
  BG P.L.C.............................................     2,574,617    14,161,095
  BOC Group P.L.C......................................       139,300     2,383,944
  BPB P.L.C............................................       408,500     1,931,024
  Barclays P.L.C.......................................       608,800    18,467,109
  Barratt Developments P.L.C...........................       226,000     1,164,295
  Bass P.L.C...........................................       672,200     9,920,459
  Beazer Group P.L.C...................................       239,257       741,855
  Berkeley Group P.L.C.................................       108,652     1,192,620
  Blue Circle Industries P.L.C.........................       326,000     2,020,327
  Britannic P.L.C......................................       119,300     1,886,823
  British Airways P.L.C................................       799,331     5,738,235
  British Land Co. P.L.C...............................       471,081     4,151,757
  British Steel P.L.C..................................     1,706,900     3,624,079
  British Telecommunications P.L.C.....................       250,000     4,170,272
  British Vita P.L.C...................................       216,100       857,045
  Brixton Estate P.L.C.................................       235,685       898,840
  Burford Holdings P.L.C...............................       337,000       585,913
  CGU P.L.C............................................     1,226,541    17,924,645
  Capital Shopping Centres P.L.C.......................       388,375     2,405,329
  Caradon P.L.C........................................       214,000       502,372
  *Centrica P.L.C......................................       810,000     1,641,909
  Chelsfield P.L.C.....................................       236,036     1,180,067
  Cookson Group P.L.C..................................       583,000     1,690,911
  Diageo P.L.C.........................................           807         8,489
  Elementis P.L.C......................................       621,791       996,364
  Enterprise Oil P.L.C.................................       354,000     2,243,486
  Glynwed International P.L.C..........................       140,000       436,336
  Grantchester Holdings P.L.C..........................        12,930        33,565
  Great Portland Estates P.L.C.........................       197,275       722,324
  Great Universal Stores P.L.C.........................       814,600     8,693,452
  Greenalls Group P.L.C................................       255,461     1,387,708
  Hammerson P.L.C......................................       243,200     1,779,008
  Hanson P.L.C.........................................       400,000     3,624,651
  Hilton Group P.L.C...................................     1,251,117     5,483,135
  Hyder P.L.C..........................................        86,519     1,041,871
  Imperial Chemical Industries P.L.C...................       477,000     5,258,725
  Inchcape P.L.C.......................................       508,000     1,180,335
  Invensys P.L.C.......................................       373,612     1,703,243
  Johnson Matthey P.L.C................................       178,000     1,554,498
  Lasmo P.L.C..........................................       815,235     1,724,370
  Lex Service P.L.C....................................       121,933     1,097,096
  Lonmin P.L.C.........................................       229,794     1,844,803
  Mersey Docks & Harbour Co. P.L.C.....................        53,050       437,790
  Meyer International P.L.C............................       102,281       756,380
  Millennium and Copthorne Hotels P.L.C................       122,000     1,118,226
  Mirror Group P.L.C...................................       403,000     1,488,503
  National Westminster Bank P.L.C......................     1,135,608    26,058,242
  Norwich Union P.L.C..................................       731,000     5,183,276
  Peel Holdings P.L.C..................................        45,400       465,596
  Pilkington P.L.C.....................................       995,666     1,164,690
  Pillar Property Investments P.L.C....................        25,000       132,599
  Powergen P.L.C.......................................       443,177     4,821,927
  RMC Group P.L.C......................................       223,000     2,976,621
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Rank Group P.L.C.....................................       793,530  $  2,841,938
  Rexam P.L.C..........................................       337,343     1,329,782
  Rio Tinto P.L.C......................................       585,818     8,589,294
  Rolls-Royce P.L.C....................................       327,235     1,376,457
  *Royal & Sun Alliance Insurance Group P.L.C..........     1,402,039    11,469,104
  Rugby Group P.L.C....................................       549,000       994,087
  Safeway P.L.C........................................       954,040     3,948,031
  Sainsbury (J.) P.L.C.................................     1,343,942     8,172,707
  Scottish & Newcastle P.L.C...........................       235,300     2,731,706
  Severn Trent P.L.C...................................       210,597     3,075,973
  Shell Transport & Trading Co., P.L.C.................     2,222,545    16,088,752
  Signet Group P.L.C...................................       803,000       656,235
  Slough Estates P.L.C.................................       376,100     2,220,826
  Smith (David S.) Holdings P.L.C......................       298,000       625,549
  Somerfield P.L.C.....................................       165,142       750,212
  South West Water P.L.C...............................        43,473       704,278
  Standard Chartered P.L.C.............................        70,124     1,061,310
  Storehouse P.L.C.....................................       431,958       816,765
  Tarmac P.L.C.........................................       948,643     1,808,937
  Tate & Lyle P.L.C....................................       353,500     2,322,453
  Taylor Woodrow P.L.C.................................       388,747     1,115,048
  Tesco P.L.C..........................................     4,364,755    12,711,826
  Thames Water P.L.C...................................       160,298     2,542,945
  Thistle Hotels P.L.C.................................       405,707     1,170,196
  Trinity P.L.C........................................        76,800       706,394
  Unigate P.L.C........................................       229,400     1,562,270
  *Unilever P.L.C......................................     1,300,000    11,436,400
  United Assurance Group P.L.C.........................       331,000     2,174,631
  United Biscuits Holdings P.L.C.......................       467,329     1,484,600
  United Utilities P.L.C...............................       265,595     3,206,836
  Vickers P.L.C........................................       194,300       496,600
  Whitbread P.L.C......................................       483,242     8,603,049
  Wilson Bowden P.L.C..................................        96,900     1,125,733
  Wimpey (George) P.L.C................................       348,650       888,302
  Wolseley P.L.C.......................................       100,000       780,774
  Yorkshire Water P.L.C................................       161,510     1,136,155
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $251,715,750)..................................                 338,660,850
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
  *British Pound Sterling
    (Cost $2,630,988)..................................                   2,643,124
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Millenium and Copthorne Hotel P.L.C. Rights 06/06/99
    (Cost $0)..........................................        79,300       124,530
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $254,346,738)..................................                 341,428,504
                                                                       ------------
GERMANY -- (9.3%)
COMMON STOCKS -- (9.3%)
  AGIV AG fuer Industrie & Verkehrswesen...............        57,800     1,226,855
  Ava Allgemeine Handelsgesellschaft der Verbraucher
    AG, Bielefeld......................................         3,700     1,296,033
  #BASF AG.............................................       640,050    24,460,808
  BHF Bank AG..........................................       116,900     3,801,407
  *#BHW Holding AG, Berlin.............................       167,300     2,538,241
  Bankgesellschaft Berlin AG...........................       233,550     3,418,829
  #Bayer AG............................................       168,100     6,433,071

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Bayerische Vereinsbank AG............................       311,250  $ 16,630,288
  Berliner Kraft & Licht Bewag AG......................       177,600     3,025,057
  Bilfinger & Berger Bau AG, Mannheim..................        46,500     1,149,883
  #Commerzbank AG......................................       408,050    11,391,847
  DBV-Winterthur Holding AG, Wiesbaden.................         4,400     1,587,235
  Deutsche Bank AG.....................................       340,805    17,771,122
  #Deutsche Lufthansa AG...............................       305,250     6,558,991
  Deutsche Pfandbrief und Hypothekenbank AG, Depfa.....        46,400     4,002,593
  Deutsche Telekom AG..................................       170,000     6,807,963
  #Dresdner Bank AG, Frankfurt.........................       315,000    11,330,224
  Dyckerhoff AG........................................         2,275       623,236
  FPB Holding AG.......................................         5,789       998,751
  Fresenius Medical Care AG............................        16,900       848,198
  GEA AG...............................................        11,800       296,117
  Heidelberger Zement AG, Heidelberg...................        24,700     1,942,157
  Hochtief AG..........................................        91,150     4,002,907
  Holzmann (Philipp) AG................................         1,860       287,446
  #Karstadt AG.........................................         8,350     3,474,874
  Linde AG.............................................         5,700     3,254,146
  MAN AG...............................................       140,000     4,098,789
  Merck KGAA...........................................        58,000     1,998,264
  PWA Papierwerke Waldhof-Aschaffenburg AG.............         3,550       649,585
  Siemens AG...........................................        87,800     5,912,211
  *Thyssen Krupp AG....................................       108,750     2,126,378
  Vereins & Westbank AG................................        73,187     2,020,261
                                                                       ------------
TOTAL -- GERMANY
  (Cost $129,315,369)..................................                 155,963,767
                                                                       ------------
FRANCE -- (9.2%)
COMMON STOCKS -- (9.2%)
  AGF (Assurances Generales de France SA)..............        62,514     3,107,463
  Banque Nationale de Paris............................       193,531    16,350,514
  Banque Paribas.......................................        90,572     9,849,106
  Bongrain SA..........................................         1,653       604,937
  *Christian Dior SA...................................        31,100     4,419,258
  #Colas SA............................................         5,070       959,524
  Credit Commercial de France..........................        50,191     5,536,660
  ECIA (Equipements et Composants pour l'Industrie
    Automobile)........................................         3,000       351,325
  Elf Aquitaine........................................       140,000    20,318,284
  *Eridania Beghin-Say SA..............................        18,900     2,752,849
  Esso SA..............................................         8,476       744,457
  #Euro Disney SCA.....................................       551,700       859,525
  Fonciere Lyonnaise SA................................         1,668       221,498
  Fromageries Bel la Vache qui Rit.....................           275       197,829
  *#GTM Entrepose......................................        21,077     2,115,678
  Generale des Establissements Michelin SA Series B....        35,400     1,564,976
  Groupe Danone........................................        42,500    11,731,738
  *Hachette Filipacchi Medias..........................         1,300       340,503
  *Imetal..............................................        11,000     1,403,208
  *LaFarge SA..........................................        74,595     6,738,961
  Labinal SA...........................................         3,200       719,379
  Lyonnais des Eaux SA.................................        40,000     6,645,894
  *Pechiney SA Series A................................        55,475     2,155,473
  Pernod-Ricard........................................        38,900     2,603,149
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Peugeot SA...........................................        37,150  $  5,515,904
  #Rallye SA...........................................        17,220     1,001,100
  Remy Cointreau SA....................................        27,400       458,395
  Rhone-Poulenc SA Series A............................       176,126     8,379,235
  SEB SA...............................................         9,000       722,255
  *#Saint-Gobain.......................................        65,436    10,297,286
  Silic (Societe Immobiliere de Location pour
    l'Industrie et le Commerce)........................           200        30,051
  #Societe Generale Paris..............................        70,432    12,828,849
  *#Sommer-Allibert SA.................................        14,800       417,826
  Sophia SA............................................         7,700       316,412
  *Thomson-CSF.........................................        87,203     2,813,824
  *Total SA............................................        40,000     4,872,540
  Union Assurances Federales SA........................         7,500       901,838
  Usinor...............................................       167,800     2,291,420
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $102,146,678)..................................                 153,139,123
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *AGF (Assurances Generales de France SA) Warrants
    06/15/00...........................................        41,214       374,916
  *Fonciere Lyonnaise SA Warrants 07/30/02.............           868           572
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $180,303)......................................                     375,488
                                                                       ------------
TOTAL -- FRANCE
  (Cost $102,326,981)..................................                 153,514,611
                                                                       ------------
SWITZERLAND -- (7.5%)
COMMON STOCKS -- (7.5%)
  #Ascom Holding AG, Bern..............................         1,410     2,699,632
  Baloise-Holding, Basel...............................        26,676    19,155,214
  Banca del Gotthard...................................         5,470     4,925,955
  Banque Cantonale Vaudois.............................         5,795     1,711,650
  Bobst SA, Prilly.....................................         2,553     3,150,342
  Ciba Spezialitaetenchemie Holding AG.................         2,100       156,101
  Financiere Richemont AG..............................         8,973    14,512,003
  Fischer (Georg) AG, Schaffhausen (Namen).............        12,987     4,245,093
  Forbo Holding AG, Eglisau............................         6,381     2,617,687
  Helvetia Patria Holding, St. Gallen..................         4,830     3,756,769
  Holderbank Financiere Glarus AG, Glarus..............           900     1,072,772
  Intershop Holding AG, Zuerich........................         5,400     3,189,960
  Jelmoli Holding AG, Zuerich..........................           500       466,023
  #Oerlikon-Buehrle Holding AG, Zuerich................        44,781     6,459,095
  Pargesa Holding SA, Geneve...........................         1,935     2,668,431
  Roche Holding AG, Basel..............................           892    15,486,009
  Sairgroup, Zuerich...................................        37,480     8,462,662
  Schindler Holding AG, Hergiswil......................         3,469     5,680,988
  Schweizerische National Versicherungs Gesellschaft,
    Basel..............................................         1,606     3,109,686
  Sig Schweizerische Industrie-Gesellschaft Holding AG,
    Neuhausen AM Rheinfall.............................         8,066     5,013,687
  Sika Finanz AG, Baar.................................         1,280       381,010
  Sulzer AG, Winterthur................................         8,280     4,853,229

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  United Bank of Switzerland...........................        37,000  $ 10,734,281
  Von Roll Holding AG, Gerlafingen.....................        15,045       306,128
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $102,454,974)..................................                 124,814,407
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swiss Francs
    (Cost $62,400).....................................                      62,382
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $102,517,374)..................................                 124,876,789
                                                                       ------------
NETHERLANDS -- (6.5%)
COMMON STOCKS -- (6.5%)
  ABN Amro Holding NV..................................     1,304,435    28,983,504
  Asr Verzekeringsgroep NV.............................        40,528     2,798,965
  Buhrmann NV..........................................        80,524     1,347,146
  DSM NV...............................................        40,983     3,826,703
  #Fortis (NL).........................................       547,320    17,826,615
  Ing Groep NV.........................................       732,972    39,278,127
  KLM (Koninklijke Luchtvaart Mij NV)..................        79,274     2,304,332
  Koninklijke Hoogovens NV.............................        34,857     1,352,177
  Koninklijke Philips Electronics......................       110,000     9,460,152
  Pakhoed NV...........................................        38,986       900,887
  Stork NV.............................................        27,615       584,709
  Vendex NV (non-food).................................         9,646       282,407
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $59,000,403)...................................                 108,945,724
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Asr Verzekerings Groep NV Rights 06/02/99...........        40,528             0
  *Fortis (NL) Rights 06/17/99.........................       547,320             0
  *Ing Groep NV Rights 06/07/99........................       732,972             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $59,000,403)...................................                 108,945,724
                                                                       ------------
ITALY -- (5.1%)
COMMON STOCKS -- (5.1%)
  Banca Commerciale Italiana SpA.......................     3,565,000    25,683,149
  #Banca di Roma.......................................     7,168,500    10,493,632
  *#Banca Toscana......................................       607,000     2,665,677
  #CIR SpA (Cie Industriale Riunite), Torino...........       885,000     1,175,213
  *#Cartiere Burgo SpA.................................       235,000     1,511,167
  #Cia Assicuratrice Unipol SpA........................       116,134       506,367
  #Fiat SpA............................................     3,997,899    12,916,945
  *Finmeccanica SpA....................................     2,000,000     1,838,181
  #Ifil Finanziaria Partecipazioni SpA, Torino.........     1,020,375     3,478,139
  *Ing C.Olivetti & C SpA, Ivrea.......................     1,200,000     3,751,647
  #Italcementi Fabbriche Riunite Cemento SpA,
    Bergamo............................................       364,000     4,148,560
  Italmobiliare SpA, Milano............................        14,330       382,081
  #Magneti Marelli SpA.................................       700,000       933,206
  #Montedison SpA......................................     5,455,000     4,853,934
  San Paolo-Imi SpA....................................       657,000     8,896,202
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Sirti SpA............................................        25,000  $    124,689
  #Toro Assicurazioni Cia Anonima d'Assicurazione di
    Torino SpA.........................................       168,350     2,270,766
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $49,565,807)...................................                  85,629,555
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Finmeccanica SpA Warrants 06/30/00
    (Cost $0)..........................................     2,406,375       130,839
                                                                       ------------
TOTAL -- ITALY
  (Cost $49,565,807)...................................                  85,760,394
                                                                       ------------
SPAIN -- (3.3%)
COMMON STOCKS -- (3.3%)
  *Acerinox SA.........................................       154,740     4,449,434
  Aumar (Autopistas del Mare Nostrum SA)...............       176,800     3,972,722
  #Autopistas Concesionaria Espanola SA................       432,180     5,526,633
  *Azucarera Ebro Agricolas SA.........................       111,600     1,748,016
  *Banco Pastor SA, La Coruna..........................        39,600     2,061,611
  Cementos Portland SA.................................        26,000       948,786
  Compania Espanola de Petroleos SA, Madrid............       149,794     4,722,275
  *#Corporacion Mapfre Compania Internacional de
    Reaseguros SA, Majadah Onda........................        36,300       754,178
  *Cristaleria Espanol SA Em 98........................         5,792       297,116
  Cristaleria Espanola SA, Madrid......................        34,752     1,820,485
  FESCA (Fuerzas Electricas de Cataluna SA) Series A...       180,000     1,644,953
  #Grupo Dragados......................................       152,189     5,275,168
  #Hidroelectrica del Cantabrico SA, Oviedo............        99,900     4,324,494
  Iberdrola SA.........................................       535,000     7,686,171
  *Metrovacesa SA......................................        89,964     2,029,030
  Portland Valderrivas SA..............................         2,784        89,658
  Sevillana de Electricidad SA.........................       210,000     2,437,316
  Union Electrica Fenosa SA............................       230,000     3,010,937
  Uralita SA...........................................        24,500       226,202
  *Vallehermoso SA.....................................       240,000     2,351,367
                                                                       ------------
TOTAL -- SPAIN
  (Cost $46,396,415)...................................                  55,376,552
                                                                       ------------
HONG KONG -- (2.4%)
COMMON STOCKS -- (2.4%)
  Amoy Properties, Ltd.................................     4,570,500     3,772,163
  HKR International, Ltd...............................     1,077,384       729,418
  Hang Lung Development Co., Ltd.......................     2,126,000     2,467,474
  Hysan Development Co., Ltd...........................     1,683,823     2,486,272
  Kerry Properties, Ltd................................     1,261,000     1,300,924
  New World Development Co., Ltd.......................     1,932,105     4,721,573
  Shangri-la Asia, Ltd.................................     2,982,000     3,191,777
  *Sino Hotels (Holdings), Ltd.........................       391,653        50,001
  Sino Land Co., Ltd...................................     4,915,200     2,646,333
  Swire Pacific, Ltd. Series A.........................     1,062,000     5,067,258
  Tsim Sha Tsui Properties, Ltd........................     1,174,000       764,550

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Wharf Holdings, Ltd..................................     3,672,000  $  9,352,259
  Wheelock and Co., Ltd................................     3,243,000     3,680,242
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $53,398,479)...................................                  40,230,244
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Hong Kong Dollars
    (Cost $39,272).....................................                      39,272
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $53,437,751)...................................                  40,269,516
                                                                       ------------
AUSTRALIA -- (2.4%)
COMMON STOCKS -- (2.4%)
  Amcor, Ltd...........................................       505,844     2,695,480
  #Boral, Ltd..........................................     1,009,742     1,650,488
  CSR, Ltd.............................................       842,897     2,267,808
  George Weston Foods, Ltd.............................        65,489       295,447
  Goodman Fielder, Ltd.................................       152,399       149,463
  MIM Holdings.........................................     1,394,796       756,921
  News Corp., Ltd......................................     1,167,569     9,664,472
  North, Ltd...........................................       420,283       763,921
  Pacific Dunlop, Ltd..................................       756,467     1,351,735
  Pasminco, Ltd........................................       134,947       132,348
  Pioneer International, Ltd...........................       658,231     1,532,111
  Quantas Airways, Ltd.................................       906,085     2,665,897
  Rio Tinto, Ltd.......................................       492,912     6,928,987
  Santos, Ltd..........................................        72,627       225,555
  #St. George Bank, Ltd................................        55,421       386,163
  Stockland Trust Group................................       157,092       353,325
  *Stockland Trust Group Issue 99......................         5,334        12,102
  #Suncorp-Metway Limited..............................        52,500       304,813
  WMC, Ltd.............................................       844,189     3,135,089
  Westpac Banking Corp.................................       700,000     4,801,041
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $37,814,352)...................................                  40,073,166
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Australian Dollar
    (Cost $27,951).....................................                      28,682
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
  Village Roadshow, Ltd. 2.2% Class A
    (Cost $6,026)......................................         1,867         2,808
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $37,848,329)...................................                  40,104,656
                                                                       ------------
SWEDEN -- (2.3%)
COMMON STOCKS -- (2.3%)
  *#Assidomaen AB......................................       164,500     3,309,828
  *#Boliden, Ltd.......................................        57,213       128,796
  Fastighets AB Balder.................................         8,000        83,981
  Gambro AB Series A...................................        42,500       426,322
  *Gambro AB Series B..................................        15,900       160,422
  Kinnevik Industrifoervaltnings AB Series A...........         3,200        63,453
  *#Kinnevik Industrifoervaltnings AB Series B.........        36,000       751,633
  Mo Och Domsjoe AB Series A...........................         6,300       161,664
  Mo Och Domsjoe AB Series B...........................       118,300     2,814,916
  NCC AB Series A......................................        45,400       460,708
  #NCC AB Series B.....................................        95,000       991,738
  SSAB Swedish Steel Series A..........................       129,900     1,469,709
                                                               SHARES        VALUE+
                                                         ------------  ------------
  SSAB Swedish Steel Series B..........................        48,000  $    537,481
  Skandinaviska Enskilda Banken Series A...............       100,000     1,213,064
  #Svedala Industri....................................        28,700       466,989
  Svenska Cellulosa AB Series A........................        57,000     1,343,002
  Svenska Cellulosa AB Series B........................       217,600     5,076,207
  Svenska Handelsbanken Series A.......................        80,000     2,897,357
  Svenska Kullagerfabriken AB Series A.................        68,400     1,029,192
  #Svenska Kullagerfabriken AB Series B................        89,700     1,407,230
  Sydkraft AB Series C.................................         6,600       117,399
  #Trelleborg AB Series B..............................       146,400     1,306,330
  Volvo AB Series A....................................       192,600     4,863,676
  Volvo AB Series B....................................       305,100     7,757,989
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $38,625,606)...................................                  38,839,086
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swedish Krona
    (Cost $52,294).....................................                      52,439
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Kinnevik Industrifoervaltnings AB Series A Rights
    06/17/99...........................................         3,200         2,075
  *Kinnevik Industrifoervaltnings AB Series B Rights
    06/17/99...........................................        36,000        25,195
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      27,270
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $38,677,900)...................................                  38,918,795
                                                                       ------------
BELGIUM -- (1.3%)
COMMON STOCKS -- (1.3%)
  *Banque Bruxelles Lambert VVPR.......................           128             3
  Bekaert SA...........................................         3,400     1,422,029
  Cimenteries CBR Cementsedrijoen......................         2,900       264,717
  #Credit Communal Holding Dexia Belgium...............         5,400       836,216
  Electrafina SA.......................................         8,000       903,407
  *Fortis AG...........................................        32,270       182,543
  Fortis AG Class B....................................        90,000     2,893,724
  *Fortis AG Strips....................................       290,430         3,037
  *Generale de Banque SA VVPR..........................           630            16
  *#Glaverbel SA.......................................        14,812     1,445,764
  *Glaverbel SA VVPR...................................            22             1
  #Groupe Bruxelles Lambert SA, Bruxelles..............         6,300     1,100,086
  #Nationale a Portefeuille............................         4,700       380,863
  Sofina SA............................................        10,500       395,240
  Solvay SA............................................       101,490     6,786,304
  Suez Lyonnaise des Eaux..............................        19,080     3,152,136
  *Suez Lyonnaise des Eaux SA VVPR.....................        19,080           200
  *Suez Lyonnaise ds Eaux CVG..........................        19,080       182,744
  *Tessenderlo Chemie..................................         3,700       155,640
  Union Miniere SA.....................................        40,200     1,477,478
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $19,144,906)...................................                  21,582,148
                                                                       ------------
FINLAND -- (1.1%)
COMMON STOCKS -- (1.1%)
  #Asko Oyj............................................        48,100       849,965

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Kemira Oyj...........................................       229,200  $  1,411,560
  #Kesko Oyj...........................................       104,300     1,385,025
  Metra Oyj Series B...................................        43,200       964,387
  #Metsa-Serla Oyj Series B............................       249,500     1,917,465
  Outokumpu Oyj Series A...............................       221,600     2,289,266
  Rauma Oyj............................................        25,900       287,062
  Rautaruukki Oy Series K..............................       237,100     1,462,693
  Stora Enso AB Series A...............................       172,971     1,763,386
  Stora Enso AB Series B...............................       436,189     4,460,495
  #Upm-Kymmene Oyj.....................................        48,900     1,436,761
  Valmet Corp. - (FIM).................................        84,500       865,869
                                                                       ------------
TOTAL -- FINLAND
  (Cost $21,503,897)...................................                  19,093,934
                                                                       ------------
DENMARK -- (1.1%)
COMMON STOCKS -- (1.1%)
  Den Danske Bank A.S..................................        44,140     4,745,889
  Forsikringsselskabet Codan A.S.......................         7,662       789,305
  Jyske Bank A.S.......................................         9,990       799,963
  Kapital Holdings A.S.................................        32,497     1,216,513
  Tele Danmark A.S. Series B...........................        50,000     5,122,634
  Tryg Baltica Forsikring A.S..........................        56,055     1,443,635
  Unidanmark A.S. Series A.............................        51,864     3,649,454
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $15,654,407)...................................                  17,767,393
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Danish Krone
    (Cost $28,882).....................................                      28,036
                                                                       ------------
TOTAL -- DENMARK
  (Cost $15,683,289)...................................                  17,795,429
                                                                       ------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
  Fraser & Neave, Ltd..................................       769,000     3,031,895
  Industrial & Commercial Bank, Ltd....................        13,000        29,697
  Keppel Corp., Ltd....................................     1,379,000     3,933,764
  Keppel Land, Ltd.....................................       600,000     1,019,290
  Singapore Airlines, Ltd. (Foreign)...................        40,000       357,157
  Singapore Land, Ltd..................................     1,048,000     2,880,173
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,954,087)...................................                  11,251,976
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Singapore Dollars
    (Cost $62).........................................                          62
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $13,954,149)...................................                  11,252,038
                                                                       ------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
  #Bergesen Dy ASA Series A............................       105,892     1,584,277
  Den Norske Bank ASA Series A.........................       589,194     2,039,421
  #Kvaerner ASA........................................        59,851       990,303
  #Norsk Hydro ASA.....................................        31,700     1,247,978
  #Norske Skogindustrier ASA Series A..................        52,781     1,840,332
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $10,772,769)...................................                   7,702,311
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------
RIGHTS/WARRANTS -- (0.0%)
  *Kvaerner ASA Rights 06/09/99
    (Cost $0)..........................................        59,851  $     28,836
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Norwegian Krone
    (Cost $5)..........................................                           5
                                                                       ------------
TOTAL -- NORWAY
  (Cost $10,772,774)...................................                   7,731,152
                                                                       ------------
MALAYSIA -- (0.3%)
COMMON STOCKS -- (0.3%)
  Berjaya Group Berhad.................................       750,000       173,684
  *Berjaya Industrial Berhad...........................       691,000        66,918
  Berjaya Land Berhad..................................       235,000        83,116
  Genting Berhad.......................................       750,000     2,131,579
  Golden Hope Plantations Berhad.......................     1,340,000       947,874
  Hap Seng Consolidated Berhad.........................        70,000        33,453
  Highlands and Lowlands Berhad........................       607,000       368,034
  Hong Leong Credit Berhad.............................       309,000       310,951
  IOI Corp. Berhad.....................................       436,000       237,735
  Kuala Lumpur Kepong Berhad...........................       677,000       791,021
  Sime Darby Berhad (Malaysia).........................       621,000       651,069
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $12,228,624)...................................                   5,795,434
                                                                       ------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
  Banco Espirito Santo e Comercial de Lisboa...........        41,192     1,012,163
  Cimpor Cimentos de Portugal SA.......................        26,885       717,960
  Portugal Telecom SA..................................        63,528     2,882,866
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $4,634,237)....................................                   4,612,989
                                                                       ------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
  Carter Holt Harvey, Ltd..............................     1,370,700     1,572,659
  Lion Nathan, Ltd.....................................       432,600     1,039,065
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,915,295)....................................                   2,611,724
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *New Zealand Dollar
    (Cost $179)........................................                         186
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $2,915,474)....................................                   2,611,910
                                                                       ------------
IRELAND -- (0.2%)
COMMON STOCKS -- (0.2%)
  Greencore Group P.L.C................................        52,764       193,097
  Independent Newspapers P.L.C.........................       112,098       580,193
  Irish Permanent P.L.C................................        37,534       480,762
  Jefferson Smurfit Group P.L.C........................       475,872     1,243,941
                                                                       ------------
TOTAL -- IRELAND
  (Cost $1,997,369)....................................                   2,497,993
                                                                       ------------

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
AUSTRIA -- (0.1%)
COMMON STOCKS -- (0.1%)
  #Bank Austria AG.....................................        24,052  $  1,234,816
  Voest-Alpine Stahl AG................................         9,900       277,317
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $1,416,673)....................................                   1,512,133
                                                                       ------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
  *Euro Currency (Cost $1,222,382).....................                   1,222,134
                                                                       ------------

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
TEMPORARY CASH
  INVESTMENTS -- (0.6%)
  Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
    06/01/99 (Collateralized by U.S. Treasury Notes
    6.75%, 04/30/00, valued at $10,710,000) to be
    repurchased at $10,554,392.
    (Cost $10,549,000).................................  $     10,549  $ 10,549,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $1,537,118,298)++....................................                $1,670,873,465
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
JAPAN -- (98.5%)
COMMON STOCKS -- (98.5%)
 ASK Corp., Yokohama...................................        64,000  $     78,927
 Achilles Corp.........................................       549,000       663,417
 Aica Kogyo Co., Ltd...................................       164,000       688,197
 Aichi Corp............................................        57,000       147,194
 Aichi Machine Industry Co., Ltd.......................       157,000       333,960
 Aichi Steel Works, Ltd................................       292,000       662,208
 Aichi Tokei Denki Co., Ltd............................        67,000       189,654
 Aida Engineering, Ltd.................................       160,000       511,174
 Akai Electric Co., Ltd................................       363,000       369,550
 #Akebono Brake Industry Co., Ltd......................       141,000       340,771
 Amada Metrecs Co., Ltd................................       102,000       563,102
 Amada Sonoike Co., Ltd................................       132,000       381,294
 *Amada Wasino Co., Ltd................................       122,000       159,543
 Ando Corp.............................................       120,000       235,391
 Anest Iwata Corp......................................        74,000       145,158
 #Aoki Corp............................................        70,000        45,191
 Aoki International Co., Ltd...........................        74,200       335,319
 Arai-Gumi, Ltd........................................        49,300       107,724
 Araya Industrial Co., Ltd.............................        84,000       118,192
 Asahi Denka Kogyo KK..................................       169,000       773,522
 Asahi Diamond Industrial Co., Ltd.....................        68,000       356,265
 Asahi Kogyosha Co., Ltd...............................        48,000       145,406
 Asahi Optical Co., Ltd................................       102,000       322,496
 Asahi Organic Chemicals Industry Co., Ltd.............       259,000       728,853
 Asahi Tec Corp........................................        86,000       274,756
 Asanuma Corp..........................................       145,000       264,029
 Ashimori Industry Co., Ltd............................        84,000       173,812
 Asics Corp............................................       333,000       366,570
 Atsugi Nylon Industrial Co., Ltd......................       254,000       294,322
 Azel Corp., Tokyo.....................................        89,000       278,447
 Bando Chemical Industries, Ltd........................       213,000       537,701
 #Bank of Okinawa, Ltd.................................        19,300       440,887
 *#Bank of Osaka, Ltd..................................       146,000       240,473
 #Bank of the Ryukyus, Ltd.............................        20,280       291,728
 Bunka Shutter Co., Ltd................................       134,000       360,454
 CKD Corp..............................................       113,000       476,055
 Cabin Co., Ltd........................................        67,000       106,472
 Calpis Co., Ltd.......................................        66,000       316,835
 Central Finance Co., Ltd..............................       180,000       357,557
 Central Glass Co., Ltd................................       184,000       360,934
 Cesar Co..............................................        79,000       205,968
 #Chiba Kogyo Bank, Ltd................................        38,100       558,161
 Chino Corp............................................        70,000       155,272
 Chisan Tokan Co., Ltd.................................        64,000        77,338
 Chiyoda Corp..........................................       162,000       311,074
 Chori Co., Ltd........................................       175,000       208,575
 Chuetsu Pulp and Paper Co., Ltd.......................       172,000       222,082
 Chugai Ro Co., Ltd....................................       139,000       354,345
 Chugoku Marine Paints, Ltd............................       111,000       280,210
 Chugokukogyo Co., Ltd.................................        45,000        67,787
 Chukyo Coca-Cola Bottling Co., Ltd....................        40,000       516,471
 Chukyo Sogo Bank, Ltd.................................       118,000       398,477
 Chuo Paperboard Co., Ltd..............................        62,000        52,856
 Chuo Spring Co., Ltd., Nagoya.........................        99,000       303,998

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Cleanup Corp..........................................        41,000  $    241,955
 *Co-Op Chemical Co., Ltd..............................        80,000        87,403
 Copal Co., Ltd........................................        78,000       462,241
 *#Cosmo Securities Co., Ltd...........................       351,000       621,702
 D'urban, Inc..........................................       114,000       192,485
 Dai Nippon Toryo, Ltd.................................       193,000       322,678
 Dai-Dan Co., Ltd......................................        80,000       542,956
 *Daido Concrete Co., Ltd..............................        33,000             0
 #Daido Hoxan, Inc.....................................       196,000       584,009
 Daido Kogyo Co., Ltd..................................        60,000       124,152
 Daido Steel Sheet Corp................................        84,000       182,155
 Daidoh, Ltd...........................................        54,000       138,553
 *#Daiei OMC, Inc......................................       371,000       531,228
 Daihen Corp...........................................       205,000       330,864
 Daiho Corp............................................        96,000       196,259
 Daiichi Cement Co., Ltd...............................        33,000        49,164
 Daiichi Chuo Kisen Kaisha.............................       390,000       277,603
 Dai-Ichi Hotel, Ltd., Tokyo...........................        52,000        66,711
 Dai-Ichi Jitsugyo Co., Ltd............................        80,000       143,023
 #Dai-Ichi Katei Denki Co., Ltd........................        91,000        59,502
 Dai-Ichi Kogyo Seiyaku Co., Ltd.......................        47,000       112,812
 Dai-Ichi Securities Co., Ltd..........................       228,000       324,582
 Daiken Corp...........................................       110,000       438,835
 #Daiki Co., Ltd.......................................        31,000       313,284
 #Daikyo, Inc..........................................       268,000       774,143
 Daimei Telecom Engineering Corp.......................        66,000       453,402
 Dainichiseika Colour & Chemicals Manufacturing Co.,
   Ltd.................................................       163,000       546,391
 Daiso Co., Ltd........................................       112,000       232,677
 #Daisue Construction Co., Ltd.........................       185,000       166,901
 Daito Woolen Spinning & Weaving Co., Ltd., Tokyo......        42,000        49,363
 #Daiwa Danchi Co., Ltd................................       202,000       518,292
 Daiwa Seiko, Inc......................................       145,000       318,035
 Daiwabo Co., Ltd......................................       262,000       320,940
 Dantani Corp..........................................        68,000        85,549
 Danto Corp............................................        42,000       206,141
 Denki Kogyo Co., Ltd..................................        59,000       403,360
 Deodeo Corp...........................................        14,200       141,036
 Descente, Ltd.........................................       133,000       277,404
 Dijet Industrial Co., Ltd.............................        34,000        45,026
 Dynic Corp............................................        52,000       103,294
 Eagle Industry Co., Ltd...............................        43,000       130,616
 Enshu, Ltd............................................        69,000       113,077
 FDK Corp..............................................        94,000       385,118
 First Baking Co., Ltd.................................        67,000       183,554
 France Bed Co., Ltd...................................       193,000       720,435
 #Fudo Construction Co., Ltd...........................       201,000       374,317
 Fuji Car Manufacturing Co., Ltd.......................        36,000        44,099
 Fuji Denki Reiki Co., Ltd.............................        81,800       365,602
 Fuji Kiko Co., Ltd....................................        51,000        79,358
 Fuji Kosan Co., Ltd...................................       130,000       135,574
 Fuji Kyuko Co., Ltd...................................        98,000       275,782
 Fuji Spinning Co., Ltd., Tokyo........................       163,000       178,083
 Fujii & Co., Ltd......................................        44,000        49,164
 Fujiko Co., Ltd.......................................        55,000        46,433
 Fujirebio, Inc........................................        75,000       366,247

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 #Fujiya Co., Ltd......................................       190,000  $    440,324
 Fukuda Corp...........................................        65,000       223,266
 Fukushima Bank, Ltd...................................        90,000       204,105
 #Fukusuke Corp........................................        95,000       199,719
 Furukawa Battery Co., Ltd.............................        45,000        86,037
 Furukawa Co., Ltd.....................................       208,000       290,945
 Fuso Pharmaceutical Industries, Ltd...................        61,000       258,500
 *Ga-jo-en Kanko KK....................................        37,000             0
 Gakken Co., Ltd.......................................       158,000       227,545
 Gastec Service, Inc...................................        41,000       179,854
 Godo Shusei Co., Ltd..................................        74,000       177,007
 Godo Steel, Ltd.......................................       245,000       265,643
 Goldwin, Inc..........................................        47,000        54,072
 Gourmet Kineya Co., Ltd...............................        31,000       216,810
 Graphtec Corp.........................................        39,000        63,913
 Gun-Ei Chemical Industry Co., Ltd.....................       164,000       308,128
 Gunze Sangyo, Inc., Tokyo.............................        90,000       119,930
 Hakone Tozan Railway Co., Ltd.........................        52,000       146,333
 Hakuyosha Co., Ltd....................................        57,000       155,214
 *#Hanshin Sogo Bank, Ltd..............................       189,000       358,227
 #Hanwa Co., Ltd.......................................       405,000       516,222
 Harima Chemicals, Inc.................................        37,000       143,933
 Hayashikane Sangyo Co., Ltd...........................       128,000       167,390
 Hazama Corp...........................................        19,000        15,254
 Heiwado Co., Ltd......................................        49,000       314,311
 #Hibiya Engineering, Ltd..............................        60,000       312,862
 Hisaka Works, Ltd.....................................        48,000       198,643
 Hitachi Electronics, Ltd..............................       100,000       463,499
 Hitachi Medical Corp..................................        28,000       314,021
 Hitachi Plant Engineering & Construction Co., Ltd.....       204,000       563,946
 Hitachi Powdered Metal Co., Ltd.......................        46,000       222,347
 #Hitachi Seiki Co., Ltd...............................       141,000       245,075
 Hochiki Corp..........................................        42,000       142,178
 Hodogaya Chemical Co., Ltd............................       100,000       173,812
 Hohsui Corp...........................................        56,000        56,083
 Hokkai Can Co., Ltd., Tokyo...........................       116,000       316,835
 Hokkaido Bank, Ltd....................................       100,000       156,431
 Hokkaido Gas Co., Ltd.................................        87,000       159,138
 Hokko Chemical Industry Co., Ltd......................        41,000        99,768
 Hoko Fishing Co., Ltd.................................        79,000        75,195
 Hokuriku Electric Industry Co., Ltd...................       112,000       151,101
 Hokuriku Electrical Construction Co., Ltd.............        36,000       107,267
 Hokushin Co., Ltd.....................................        39,900       102,045
 #Honen Corp...........................................       128,000       212,945
 #Horiba, Ltd..........................................        54,000       536,335
 #Hosokawa Micron Corp.................................        40,000       268,499
 #Howa Machinery, Ltd..................................       181,000       217,224
 Ichida and Co., Ltd...................................        78,000        83,927
 Ichikawa Co., Ltd.....................................        49,000        85,168
 Ichiken Co., Ltd......................................        48,000        79,457
 Ichikoh Industries, Ltd...............................       141,000       226,403
 Idec Izumi Corp.......................................        60,000       332,726
 Ihara Chemical Industry Co., Ltd......................        80,000       248,965
 Iino Kaiun Kaisha, Ltd................................       161,000       302,491
 Ikegai Corp...........................................        90,000       119,930
 Ikegami Tsushinki Co., Ltd............................       102,000       278,596
 Inabata and Co., Ltd., Osaka..........................        85,000       280,003
 Inageya Co., Ltd......................................        56,000       417,149
 Intec, Inc............................................        19,000       194,215
 Inui Steamship Co., Ltd...............................        31,000        30,790
                                                               SHARES        VALUE+
                                                         ------------  ------------
 #Iseki & Co., Ltd.....................................       322,000  $    335,805
 Ishihara Sangyo Kaisha, Ltd...........................       193,000       351,432
 Ishii Iron Works Co., Ltd.............................        52,000       114,054
 Ishikawa Seisakusho, Ltd..............................        75,000       133,463
 Ishizuka Glass Co., Ltd...............................        49,000        94,496
 Itochu Fuel Corp......................................       192,000       607,052
 Itoki Crebio Corp.....................................        56,000       162,225
 Iwasaki Electric Co., Ltd.............................       110,000       198,477
 Iwatsu Electric Co., Ltd..............................       145,000       195,622
 Izumi Co., Ltd........................................        55,000       367,820
 #Izutsuya Co., Ltd....................................        70,000       544,032
 #JGC Corp.............................................       146,000       372,190
 JMS Co., Ltd..........................................        59,000       205,098
 Janome Sewing Machine Co., Ltd........................       224,000       279,954
 Japan Aircraft Manufacturing Co., Ltd.................        70,000       230,591
 Japan Aviation Electronics Industry, Ltd..............       130,000       408,873
 Japan Carlit Co., Ltd.................................        28,000       120,278
 *Japan Coated Paper Manufacturing Co., Ltd............       132,000       128,919
 Japan Digital Laboratory Co., Ltd.....................        28,100       467,480
 #Japan Foundation Engineering Co., Ltd................        49,200       447,532
 Japan Metals & Chemicals Co., Ltd.....................       201,000       319,417
 Japan Oil Transportation Co., Ltd.....................        45,000        84,175
 Japan Paperboard Industries Co., Ltd., Tokyo..........       127,000       274,350
 Japan Pulp and Paper Co., Ltd.........................        99,000       328,580
 Japan Steel Works, Ltd................................       226,000       273,100
 Japan Storage Battery Co., Ltd........................       191,000       750,910
 Japan Transcity Corp..................................        90,000       219,748
 Japan Vilene Co., Ltd.................................       101,000       204,809
 Japan Wool Textile Co., Ltd...........................        57,000       269,384
 #Jeol, Ltd............................................        97,000       480,905
 Joban Kosan Co., Ltd..................................       101,000       179,730
 #Joshin Denki Co., Ltd................................        98,000       314,716
 #Jujiya Co., Ltd......................................       161,000       179,896
 Juken Sangyo Co., Ltd.................................        86,000       288,992
 Juki Corp.............................................       153,000       303,923
 Kagawa Bank, Ltd......................................        68,350       354,705
 Kahma Co., Ltd........................................        46,000       270,319
 #Kakuei (L.) Corp.....................................       100,000        66,214
 Kamei Corp............................................        59,000       317,414
 #Kanaden Corp.........................................        50,000       237,957
 Kanagawa Chuo Kotsu Co., Ltd..........................        90,000       342,658
 #Kanematsu Corp.......................................       409,000       297,898
 #Kanematsu Electronics, Ltd...........................        38,000       211,041
 Kanematsu-NNK Corp....................................        60,000       178,778
 Kansai Kisen Kaisha...................................       184,000       170,568
 Kansei Corp...........................................        93,000       252,475
 #Kanto Auto Works, Ltd., Yokosuka.....................        74,000       414,037
 Kanto Bank, Ltd.......................................        13,400       161,483
 Kanto Denka Kogyo Co., Ltd............................        83,000       219,831
 Kanto Natural Gas Development Co., Ltd................       104,000       533,686
 Kanto Special Steel Works, Ltd........................        84,000        75,087
 Kasei (C.I.) Co., Ltd.................................        46,000       153,816
 Kasho Co., Ltd., Tokyo................................        46,000       258,898
 #Kasumi Co., Ltd......................................       132,000       544,082
 Katakura Industries Co., Ltd..........................        49,000       238,065
 Kato Works Co., Ltd...................................        82,000       149,992
 Katsumura Construction Co., Ltd.......................        48,600        78,841

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Kawada Industries, Inc................................        76,000  $    242,178
 Kawai Musical Instruments Manufacturing Co., Ltd......        99,000       222,058
 Kawashima Textile Manufacturers, Ltd..................       126,000       179,374
 #Kawasho Corp.........................................       208,000       266,843
 *Kawasho Corp. Issue 99...............................        14,000        17,845
 Kawasho Gecoss Corp...................................        52,000       193,677
 Kayaba Industry Co., Ltd..............................       321,000       627,015
 Keihin Co., Ltd.......................................       100,000       170,502
 #Keiyo Co., Ltd.......................................       104,900       505,312
 Kimmon Manufacturing Co., Ltd.........................        41,000        64,476
 Kimura Chemical Plants Co., Ltd.......................        27,000        51,399
 Kinki Nippon Tourist Co., Ltd.........................       133,000       352,260
 Kinki Sharyo Co., Ltd., Nagaokakyo....................       101,000       163,011
 #Kinseki, Ltd.........................................        56,000       283,198
 Kinsho-Mataichi Corp..................................        42,000        45,886
 Kinugawa Rubber Industrial Co., Ltd...................        83,000        79,002
 Kioritz Corp..........................................        96,000       146,201
 #Kitagawa Iron Works Co., Ltd.........................       124,000       204,238
 Kita-Nippon Bank, Ltd.................................         6,806       304,191
 Kitano Construction Corp..............................       116,000       372,521
 Kitz Corp.............................................       234,000       398,974
 Koa Corp..............................................        35,000       326,767
 Koatsu Gas Kogyo Co., Ltd.............................        78,000       238,868
 Kobe Kiito Co., Ltd...................................        53,000        48,254
 Kokune Corp...........................................        42,000        52,491
 Kokusai Kogyo Co., Ltd................................        60,000       367,489
 Komai Tekko, Inc......................................        53,000       127,653
 Komatsu Construction Co., Ltd.........................        29,000        48,005
 Komatsu Forklift Co., Ltd.............................       153,000       265,933
 Komatsu Seiren Co., Ltd...............................        75,000       279,962
 Komatsu Zenoah Co.....................................        73,000       166,156
 Kosei Securities Co., Ltd.............................       137,000       240,391
 Krosaki Corp..........................................        96,000       149,379
 #Kumiai Chemical Industry Co., Ltd., Tokyo............       153,000       354,577
 Kurabo Industries, Ltd................................       374,000       439,563
 #Kuraya Corp..........................................        33,500       479,680
 Kyodo Printing Co., Ltd...............................        75,000       425,219
 Kyodo Shiryo Co., Ltd.................................       145,000       178,820
 Kyoei Tanker Co., Ltd.................................        53,000        65,800
 Kyokuto Kaihatsu Kogyo Co., Ltd.......................        38,300       219,047
 Kyokuyo Co., Ltd......................................       167,000       243,271
 Kyosan Electric Manufacturing Co., Ltd................        94,000       219,401
 Kyowa Leather Cloth Co., Ltd..........................        32,000       119,980
 Kyushu Bank, Ltd......................................       146,000       465,237
 Life Corp.............................................        83,000       443,784
 #MR Max Corp..........................................        56,300       274,464
 Maezawa Industries, Inc...............................        18,700       253,677
 Magara Construction Co., Ltd..........................        61,000       202,458
 Marudai Food Co., Ltd.................................       232,000       493,494
 Maruei Department Store Co., Ltd......................        72,000       195,464
 Maruetsu, Inc.........................................        43,000       144,852
 Maruha Corp...........................................       434,000       502,897
 Marusan Securities Co., Ltd...........................        67,000       296,126
 Maruwn Corp...........................................        44,000       147,492
 *Maruyama Manufacturing Co., Inc......................        73,000       161,323
 Maruzen Co., Ltd......................................       179,000       437,055
 Maruzen Showa Unyu Co., Ltd...........................       175,000       347,625
 Matsui Construction Co., Ltd..........................        40,000       109,253
 Matsuo Bridge Co., Ltd................................        37,000        75,948
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Matsuya Co., Ltd......................................        74,000  $    239,480
 Meiden Engineering Co., Ltd...........................        31,000       196,284
 *Meiji Shipping Co., Ltd..............................        47,000        89,083
 *Meiko National Securities Co., Ltd. Issue 99.........        73,000       120,841
 Meisei Industrial Co., Ltd............................        29,000        48,725
 Meito Sangyo Co., Ltd.................................        38,000       361,695
 *Meiwa Trading Co., Ltd...............................        55,000        84,671
 #Misawa Homes Co., Ltd................................       108,000       386,161
 Misawa Resort Co., Ltd................................        40,000        96,342
 #Mitsuba Corp.........................................        67,000       251,208
 Mitsubishi Cable Industries, Ltd......................       270,000       435,772
 *Mitsubishi Kakoki Kaisha, Ltd........................       117,000       269,210
 Mitsubishi Pencil Co., Ltd............................        61,000       414,004
 *Mitsubishi Plastics, Inc.............................       310,000       415,660
 *Mitsubishi Shindoh Co., Ltd..........................        82,000       125,559
 *Mitsubishi Steel Manufacturing Co., Ltd..............       253,000       245,001
 Mitsuboshi Belting, Ltd...............................       153,000       383,703
 #Mitsui Construction Co., Ltd.........................       314,000       298,874
 Mitsui Home Co., Ltd..................................        55,000       269,037
 Mitsui Matsushima Co., Ltd............................        90,000       242,096
 *Mitsui Mining Co., Ltd...............................       225,000       275,617
 *Mitsui O.S.K. Lines, Ltd. Issue 99...................       171,000       384,969
 Mitsui Sugar Co., Ltd.................................       116,000       200,662
 Mitsui Wood Systems, Inc..............................        41,500        81,406
 Mitsui-Soko Co., Ltd..................................        85,000       277,189
 Mitsuuroko Co., Ltd...................................        76,000       361,695
 Miura Co., Ltd........................................        31,000       431,054
 Miyaji Iron Works Co. Ltd.............................        90,000       245,820
 Miyakoshi Corp........................................        18,000        17,431
 Miyoshi Oil & Fat Co., Ltd............................       120,000       285,052
 Miyuki Keori Co., Ltd.................................        50,000       206,919
 *#Morinaga & Co., Ltd.................................       220,000       364,178
 Morita Corp...........................................        72,000       179,374
 *Morozoff, Ltd., Osaka................................        50,000        91,045
 Mory Industries, Inc..................................        66,000       126,188
 Mos Food Services, Inc................................        20,000       256,580
 *Mutoh Industries, Ltd................................        61,000        77,247
 Mutow Co., Ltd........................................        38,000       204,436
 NOF Corp..............................................        54,000       120,675
 Nabco, Ltd............................................       120,000       210,561
 Nachi-Fujikoshi Corp..................................       188,000       283,198
 *#Nagasakiya Co., Ltd. (Tokyo)........................       231,000       403,418
 Nagatanien Co., Ltd...................................        32,000       318,888
 *Naigai Co., Ltd......................................       109,000       123,597
 Nakabayashi Co., Ltd..................................        92,000       231,485
 Nakamuraya Co., Ltd...................................        85,000       240,606
 *#Nakano Corp.........................................        66,000        87,403
 Nakayama Steel Works, Ltd.............................       206,000       395,564
 Neturen Co., Ltd., Tokyo..............................        67,000       189,099
 Nichia Steel Works, Ltd...............................        64,900       338,412
 #Nichias Corp.........................................       237,000       409,973
 Nichiban Co., Ltd.....................................        58,000       171,379
 *Nichiboshin, Ltd.....................................       119,000        93,569
 Nichimo Co., Ltd......................................        54,000        99,669
 *Nichimo Corp.........................................        85,000       104,122
 Nichireki Co., Ltd....................................        44,000       217,779
 Nichiro Corp..........................................       289,000       437,734
 Nifco, Inc............................................        50,000       426,254
 *Nihon Kentetsu Co., Ltd..............................        27,000        80,227
 Nihon Kohden Corp.....................................        85,000       253,269

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Nihon Matai Co., Ltd..................................        50,000  $    115,875
 Nihon Nohyaku Co., Ltd................................       103,000       266,835
 Nihon Nosan Kogyo KK..................................       201,000       287,808
 Nihon Parkerizing Co., Ltd............................        92,000       255,090
 *Nihon Spindle Manufacturing Co., Ltd.................        56,000       176,130
 Nihon Tokushu Toryo Co., Ltd..........................        35,000        72,422
 #Niigata Chuo Bank, Ltd...............................       130,000       277,603
 *Niigata Engineering Co., Ltd.........................       586,000       514,120
 Nikken Chemicals Co., Ltd.............................       130,000       492,799
 #Nikkiso Co., Ltd.....................................        61,000       340,291
 Nikko Co., Ltd., Akashi...............................        65,000       153,327
 Nippon Beet Sugar Manufacturing Co., Ltd..............       265,000       493,503
 Nippon Carbide Industries Co., Inc., Tokyo............       101,000       201,465
 Nippon Carbon Co., Ltd................................       177,000       247,583
 #Nippon Chemical Industrial Co., Ltd..................       131,000       363,226
 Nippon Chemi-Con Corp.................................       103,000       374,251
 Nippon Chemiphar Co., Ltd.............................        49,000       150,058
 #Nippon Chutetsukan KK................................        44,000        85,218
 Nippon Columbia Co., Ltd..............................        99,000       188,462
 Nippon Concrete Industries Co., Ltd...................        65,000        85,540
 Nippon Conlux Co., Ltd................................        63,000       349,363
 *Nippon Conveyor Co., Ltd.............................        43,000        49,470
 Nippon Denko Co., Ltd.................................       159,000       210,561
 Nippon Densetsu Kogyo Co., Ltd........................       118,000       402,384
 Nippon Dry-Chemical Co., Ltd..........................        40,500       144,475
 *Nippon Electric Industry Co., Ltd....................        67,000       188,545
 Nippon Felt Co., Ltd..................................        28,000        74,160
 Nippon Flour Mills Co., Ltd...........................        95,000       239,820
 Nippon Formula Feed Manufacturing Co., Ltd............       100,000       115,875
 Nippon Gas Co., Ltd...................................        62,000       259,146
 Nippon Hume Pipe Co., Ltd.............................        43,000        83,993
 *Nippon Kasei Chemical Co., Ltd.......................       113,000       169,285
 Nippon Kinzoku Co., Ltd...............................        93,000       120,079
 Nippon Koei Co., Ltd., Tokyo..........................       146,000       378,232
 *#Nippon Koshuha Steel Co., Ltd.......................       151,000       158,724
 *Nippon Lace Co., Ltd.................................        26,000        34,431
 *Nippon Metal Industry Co., Ltd.......................       282,000       361,778
 Nippon Pipe Manufacturing Co., Ltd....................        35,000       112,399
 #Nippon Piston Ring Co., Ltd..........................       133,000       187,138
 Nippon Road Co., Ltd..................................       147,000       338,239
 Nippon Seisen Co., Ltd................................        39,000        71,015
 Nippon Sharyo, Ltd....................................       122,000       350,389
 Nippon Shinyaku Co., Ltd..............................        59,000       400,430
 Nippon Signal Co., Ltd................................       109,000       604,453
 *Nippon Steel Chemical Co., Ltd.......................       241,000       301,200
 *Nippon Suisan Kaisha, Ltd............................       246,000       364,459
 Nippon Synthetic Chemical Industry Co., Ltd...........       152,000       283,066
 Nippon Thompson Co., Ltd..............................        62,000       399,238
 Nippon Valqua Industries, Ltd.........................       119,000       183,198
 *#Nippon Yakin Kogyo Co., Ltd.........................       243,000       172,968
 Nippon Yusoki Co., Ltd................................        49,000        99,363
 Nissan Construction Co., Ltd..........................       128,000       201,291
 *Nissan Diesel Motor Co., Ltd.........................       196,000       292,005
 Nissan Shatai Co., Ltd................................       251,000       525,600
 *Nisseki House Industry Co., Ltd......................       260,000       559,510
 Nissha Printing Co., Ltd..............................        81,000       514,882
 Nisshin Oil Mills, Ltd................................       122,000       323,125
 Nissin Corp...........................................       150,000       281,824
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Nissin Electric Co., Ltd..............................       187,000  $    373,009
 Nitsuko Corp..........................................        75,000       276,237
 Nittetsu Mining Co., Ltd..............................       147,000       434,357
 Nitto Electric Works, Ltd.............................        67,000       459,162
 Nitto Flour Milling Co., Ltd..........................        54,000       116,206
 Nitto Seiko Co., Ltd..................................        56,000       113,557
 *Nitto Seimo Co., Ltd.................................        32,000        38,669
 Nittoc Construction Co., Ltd..........................        61,000       181,758
 Nohmi Bosai, Ltd......................................        59,000       241,723
 Noritz Corp...........................................        44,000       503,658
 O-M, Ltd..............................................        46,000        74,243
 *OKK Corp.............................................       101,000       155,488
 Obayashi Road Corp....................................        65,000       209,816
 Odakyu Construction Co., Ltd..........................        29,000        85,209
 *Odakyu Real Estate Co., Ltd..........................        58,000       120,013
 Ohki Corp.............................................        73,000       142,592
 *Ohkura Electric Co., Ltd.............................        34,000        57,971
 Okabe Co., Ltd........................................        39,000       132,023
 Okamoto Industries, Inc...............................       127,000       310,089
 Okamura Corp..........................................       197,000       479,374
 Okasan Securities Co., Ltd............................       164,000       443,867
 Oki Electric Cable Co., Ltd...........................        56,000       102,433
 *Okuma and Howa Machinery, Ltd........................        69,000       142,774
 *Okura and Co., Ltd...................................       128,000        68,863
 #Okura Industrial Co., Ltd............................        96,000       286,045
 Ono Sokki Co., Ltd....................................        43,000       138,090
 Optec Dai-Ichi Denko Co., Ltd.........................        59,333        57,457
 Organo Corp...........................................       101,000       412,125
 Oriental Construction Co., Ltd........................        39,000       159,460
 Origin Electric Co., Ltd..............................        54,000       328,505
 Osaka Oxygen Industries, Ltd..........................       190,000       347,542
 Osaki Electric Co., Ltd...............................        56,000       183,082
 P.S.C. Corp...........................................        35,000       139,919
 Pacific Industrial Co., Ltd...........................        78,000       227,247
 *Pacific Metals Co., Ltd..............................       299,000       200,455
 #Parco Co., Ltd.......................................        82,000       404,503
 *Pasco Corp...........................................       150,000       315,345
 Pilot Corp............................................        32,000       121,834
 #Pokka Corp...........................................        48,000       278,100
 Press Kogyo Co., Ltd..................................       143,000       163,334
 *Prima Meat Packers, Ltd..............................       230,000       319,815
 Raito Kogyo Co., Ltd..................................        47,800       367,936
 Rasa Industries, Ltd..................................       119,000       335,863
 *#Rengo Co., Ltd. Issue 99............................        64,800       286,403
 *Renown Look, Inc.....................................        50,000        62,076
 *Renown, Inc..........................................       402,000       565,635
 Rheon Automatic Machinery Co., Ltd....................        40,000       148,651
 Rhythm Watch Co., Ltd.................................       344,000       495,415
 #Riken Corp...........................................       193,000       338,653
 Riken Keiki Co., Ltd..................................        33,000       123,456
 Riken Vinyl Industry Co., Ltd.........................       123,000       423,506
 #Rohto Pharmaceutical Co., Ltd........................        57,000       430,732
 #Ryobi, Ltd...........................................       238,000       425,492
 Ryoden Trading Co., Ltd...............................        80,000       255,587
 Ryoyo Electro Corp....................................        45,000       469,293
 S.T. Chemical Co., Ltd................................        48,000       338,487
 SMK Corp..............................................       127,000       526,626
 SXL Corp..............................................       148,000       448,336
 Saeki Kensetsu Kogyo Co., Ltd.........................        71,000       120,468
 Sagami Co., Ltd.......................................        60,000       143,519
 Sakai Chemical Industry Co., Ltd......................       184,000       548,254
 Sakai Heavy Industries, Ltd...........................        60,000       149,975

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Sakai Ovex Co., Ltd..................................        85,000  $    104,825
 Sakata Inx Corp.......................................        92,000       274,127
 Sakurada Co., Ltd.....................................        38,000        39,629
 San-Ai Oil Co., Ltd...................................       118,000       318,391
 Sankei Building Co., Ltd..............................        97,000       340,407
 *Sanko Metal Industrial Co., Ltd., Tokyo..............        54,000        69,277
 *Sankyo Aluminum Industry Co., Ltd....................       359,000       430,847
 #Sankyo Seiki Manufacturing Co., Ltd..................        73,000       533,513
 Sankyo Seiko Co., Ltd.................................        86,000       222,082
 #Sankyu, Inc., Tokyo..................................       302,000       392,435
 Sanshin Electronics Co., Ltd..........................        51,000       409,874
 *Sansui Electric Co., Ltd.............................       353,000       160,694
 Sanyo Industries, Ltd., Tokyo.........................        48,000        85,416
 Sanyo Special Steel Co., Ltd..........................       339,000       361,952
 Sasebo Heavy Industries Co., Ltd., Tokyo..............       257,000       333,960
 Sata Construction Co., Ltd., Gumma....................        61,000       135,309
 #Sato Kogyo Co., Ltd..................................        34,000        29,830
 Sato Shoji Corp.......................................        31,000        92,369
 *Sawafugji Electric Co., Ltd..........................        31,000        76,204
 Seika Corp............................................       145,000       286,832
 *Seikitokyu Kogyo Co., Ltd............................        86,000        88,975
 Seiko Corp............................................        43,000       185,069
 Seiren Co., Ltd.......................................        81,000       294,984
 Seiyo Food Systems, Inc...............................       137,000       537,477
 Sekisui Jushi Co., Ltd................................        85,000       373,572
 *Sekisui Plastics Co., Ltd............................       150,000       217,265
 Senko Co., Ltd........................................       205,000       492,054
 Senshukai Co., Ltd....................................        40,000       367,820
 Shibaura Engineering Works Co., Ltd...................        45,000       199,636
 Shibusawa Warehouse Co., Ltd..........................       119,000       392,005
 Shibuya Kogyo Co., Ltd................................        54,000       404,486
 *Shikibo, Ltd.........................................       155,000       153,948
 #Shikoku Chemicals Corp...............................        89,000       253,402
 Shimizu Bank, Ltd.....................................         8,100       414,319
 Shimura Kako Co., Ltd.................................        55,000        76,477
 Shin Nippon Air Technologies Co., Ltd.................        37,180       158,481
 Shinagawa Fuel Co., Ltd...............................       160,000       582,685
 Shinagawa Refractories Co., Ltd.......................       116,000       369,641
 Shindengen Electric Manufacturing Co., Ltd............        68,000       350,637
 Shin-Etsu Polymer Co., Ltd............................        68,000       393,412
 *#Shinko Electric Co., Ltd............................       257,000       429,680
 Shinko Shoji Co., Ltd.................................        41,000       274,872
 Shin-Kobe Electric Machinery Co., Ltd.................        71,000       252,690
 Shinmaywa Industries, Ltd.............................       168,000       404,635
 Shinsho Corp..........................................       110,000       219,417
 *#Shintom Co., Ltd....................................       115,000       106,605
 *Shinwa Kaiun Kaisha, Ltd.............................       238,000       200,927
 Shinyei Kaisha........................................        54,000        75,981
 Shiroki Co., Ltd......................................       132,000       311,372
 *#Shochiku Co., Ltd...................................        99,000       419,533
 Shoko Co., Ltd........................................       156,000       264,691
 *#Shokusan Jutaku Sogo Co., Ltd.......................       207,000       364,931
 #Showa Corp...........................................       117,000       570,377
 *Showa Electric Wire & Cable Co., Ltd., Kawasaki......       313,000       424,863
 Showa Highpolymer Co., Ltd............................        79,000       260,238
 Showa Sangyo Co., Ltd.................................       160,000       312,531
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *#Silver Seiko, Ltd...................................        87,000  $    447,889
 Sintokogio, Ltd., Nagoya..............................       108,000       335,209
 Soda Nikka Co., Ltd...................................        35,000        66,049
 *#Sogo Co., Ltd.......................................       263,000       428,828
 *Sokkisha Co., Ltd....................................        40,000        70,187
 #Sotetsu Rosen Co., Ltd...............................        42,000       189,803
 Star Micronics Co., Ltd...............................        84,000       486,674
 Starzen Co., Ltd......................................       126,000       338,934
 Subaru Enterprise Co., Ltd............................        36,000       117,696
 *Suminoe Textile Co., Ltd.............................       142,000       203,327
 #Sumitomo Coal Mining Co., Ltd........................       107,000       150,555
 #Sumitomo Construction Co., Ltd.......................       320,000       423,771
 *Sumitomo Corporation's Leasing, Ltd..................        35,000       259,270
 Sumitomo Densetsu Co., Ltd............................        50,700       226,602
 *#Sumitomo Light Metal Industries, Ltd................       493,000       465,171
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................        78,000       271,147
 Sumitomo Seika Chemicals Co., Ltd.....................       102,000       261,712
 #Sun Wave Corp........................................        88,000       236,716
 Sun-S, Inc............................................        38,300       244,407
 SunTelephone Co., Ltd.................................        65,000       231,336
 *#Suzutan Co., Ltd....................................        62,000       112,895
 TYK Corp..............................................        67,000       150,281
 Tabai Espec Corp......................................        34,000       170,253
 Tadano, Ltd...........................................        23,000        62,821
 Taihei Dengyo Kaisha, Ltd.............................        66,000       211,405
 Taihei Kogyo Co., Ltd.................................       114,000       268,912
 *Taiheiyo Kaiun Co., Ltd..............................        72,000        52,442
 Taiheiyo Kouhatsu, Inc................................        90,000       111,736
 *#Taiheiyo Securities Co., Ltd........................       218,000       350,041
 #Taikisha, Ltd........................................        97,000       724,168
 Taisei Fire & Marine Insurance Co., Ltd...............       118,000       229,515
 *Taisei Prefab Construction Co., Ltd..................       134,000       155,272
 Taisei Rotec Corp.....................................       127,000       325,857
 #Taito Co., Ltd.......................................        70,000       185,979
 Taiyo Toyo Sanso Co., Ltd.............................       232,000       422,447
 Takada Kiko Co., Ltd..................................        31,000       151,382
 Takaoka Electric Manufacturing Co., Ltd., Tokyo.......       156,000       281,477
 *Taka-Q Co., Ltd......................................        69,500       117,923
 #Takara Co., Ltd......................................        39,000       185,929
 *Takarabune Corp......................................        52,000        73,167
 #Takasago International Corp..........................        84,000       436,616
 *#Takasaki Paper Manufacturing Co., Ltd...............       157,000       148,138
 Takashima & Co., Ltd..................................        60,000        94,355
 Takiron Co., Ltd......................................       140,000       384,704
 Tamura Corp...........................................        65,000       347,004
 Tamura Electric Works, Ltd............................        74,000       223,556
 Tasaki Shinju Co., Ltd................................        53,000       210,561
 *Tateho Chemical Industries Co., Ltd..................        26,500        76,548
 Tatsuta Electric Wire & Cable Co., Ltd................       106,000       134,233
 *Tayca Corp...........................................        74,000       161,695
 *#Teac Corp...........................................       109,000       550,323
 Teijin Seiki Co., Ltd.................................       138,000       309,535
 Teikoku Hormone Manufacturing Co., Ltd................        33,000       308,641
 Teikoku Sen-I Co., Ltd................................        39,000        75,211
 Teikoku Tsushin Kogyo Co., Ltd........................        73,000       206,034
 Teisan KK.............................................       219,000       607,226

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Tekken Corp...........................................       274,000  $    419,550
 Ten Allied Co., Ltd...................................        37,000       169,964
 Tenma Corp............................................        29,000       388,843
 *Tesac Corp...........................................        92,000        77,669
 Tetra Co., Ltd., Tokyo................................        41,000        81,443
 The Daito Bank, Ltd...................................        81,000       233,306
 Titan Kogyo KK........................................        36,000        77,769
 Toa Corp..............................................       110,000       183,000
 Toa Doro Kogyo Co., Ltd...............................        85,000       173,771
 *Toa Wool Spinning & Weaving Co., Ltd.................        73,000       115,403
 *Tobishima Corp.......................................       100,000        75,319
 *Tobu Store Co., Ltd..................................        71,000       158,666
 Tochigi Bank, Ltd.....................................        60,000       305,413
 Tochigi Fuji Industrial Co., Ltd......................        51,000       118,192
 #Toda Kogyo Corp......................................        88,000       444,297
 Todentu Corp..........................................        57,000       347,227
 Toenec Corp...........................................        80,000       311,207
 *Toho Rayon Co., Ltd..................................       197,000       301,647
 Toho Real Estate Co., Ltd.............................        98,000       408,806
 #Toho Zinc Co., Ltd...................................       205,000       459,816
 *Tohpe Corp...........................................        36,000        56,613
 Tohto Suisan Co., Ltd.................................        54,000        87,154
 Tokai Carbon Co., Ltd.................................       125,000       250,372
 #Tokai Corp...........................................       108,000       505,049
 *Tokai Kanko Co., Ltd.................................       198,000       429,366
 Tokai Maruman Securities Co., Ltd.....................        99,000       319,566
 Tokai Pulp Co., Ltd...................................        88,000       243,271
 Tokai Rika Co., Ltd...................................        61,000       440,763
 *Tokai Senko KK, Nagoya...............................        47,000        88,694
 Tokico, Ltd...........................................       189,000       265,933
 Tokimec, Inc..........................................       119,000       195,017
 Tokin Corp............................................        53,000       324,176
 Toko Electric Corp....................................        39,000       108,136
 Toko, Inc.............................................        81,000       357,333
 #Tokushima Bank, Ltd..................................        51,000       321,652
 #Tokushu Paper Manufacturing Co., Ltd.................       119,000       662,862
 Tokyo Denki Komusho Co., Ltd..........................        57,000       209,940
 *Tokyo Nissan Auto Sales Co., Ltd.....................        63,000       130,359
 Tokyo Rakutenchi Co., Ltd.............................        92,000       306,870
 Tokyo Rope Manufacturing Co., Ltd.....................       286,000       383,480
 Tokyo Sangyo Co., Ltd.................................        36,500       114,195
 *Tokyo Securities Co., Ltd............................       193,000       356,224
 #Tokyo Tanabe Co., Ltd., Tokyo........................       119,000       576,188
 #Tokyo Tatemono Co., Ltd..............................       244,000       541,235
 *Tokyo Tekko Co., Ltd.................................        67,000        61,000
 Tokyo Theatres Co., Inc., Tokyo.......................       116,000       192,981
 Tokyotokeiba Co., Ltd.................................        77,000       124,276
 *Tokyu Car Corp.......................................       213,000       250,339
 *#Tokyu Construction Co., Ltd.........................       356,000       312,332
 *Tokyu Department Store Co., Ltd......................       266,000       290,614
 *Tokyu Hotel Chain Co., Ltd...........................       189,000       272,190
 Tokyu Store Chain Corp................................       175,000       692,352
 *Tokyu Tourist Corp...................................        38,000        51,895
 Toli Corp.............................................       101,000       226,544
 Tomoe Corp............................................        56,000       116,338
 *#Tomoegawa Paper Co., Ltd............................        55,000       168,888
 Tomoku Co., Ltd.......................................       185,000       390,457
 Tonami Transportation Co., Ltd........................       173,000       336,492
 Topcon Corp...........................................        68,000       227,942
 Topre Corp............................................        85,000       311,662
 Topy Industries, Ltd..................................       187,000       311,099
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Torishima Pump Manufacturing Co., Ltd., Osaka.........        45,000  $    204,105
 *Toshiba Ceramics Co., Ltd............................       127,000       415,204
 Toshiba Engineering & Construction Co., Ltd...........       101,000       372,836
 #Toshiba Machine Co., Ltd.............................       294,000       584,009
 Toshiba Tungaloy Co.,Ltd..............................       124,000       402,317
 Tosho Printing Co., Ltd...............................        94,000       213,955
 *Tostem Viva Corp.....................................       119,000       246,234
 Totenko Co., Ltd......................................        35,000       225,956
 Totetsu Kogyo Co., Ltd................................        53,000       118,441
 *Totoku Electric Co., Ltd., Tokyo.....................        62,000       130,343
 *#Towa Real Estate Development Co., Ltd...............       160,000       137,726
 Toyo Aluminium KK.....................................        81,000       317,108
 Toyo Chemical Co., Ltd................................        52,000       178,182
 #Toyo Communication Equipment Co., Ltd................        79,000       372,703
 Toyo Construction Co., Ltd............................       290,000       372,041
 Toyo Corp.............................................        41,000       797,467
 *Toyo Electric Co., Ltd...............................        67,000        83,182
 Toyo Engineering Corp.................................       247,000       273,945
 *Toyo Kanetsu KK......................................       206,000       250,637
 Toyo Kohan Co., Ltd...................................       140,000       469,293
 Toyo Radiator Co., Ltd................................       104,000       247,906
 *Toyo Securities Co., Ltd.............................       113,000       213,243
 Toyo Shutter Co., Ltd.................................        77,000       170,162
 Toyo Sugar Refining Co., Ltd..........................        60,000        94,355
 Toyo Tire & Rubber Co., Ltd...........................       173,000       297,831
 #Toyo Umpanki Co., Ltd................................       146,000       277,934
 Toyo Wharf & Warehouse Co., Ltd.......................       118,000       205,098
 Tsubaki Nakashima Co., Ltd............................        47,000       313,930
 Tsubakimoto Machinery & Engineering Co., Ltd..........        44,000        69,558
 *Tsudakoma Corp.......................................       101,000       192,269
 *#Tsugami Corp........................................       124,000       271,975
 *Tsukamoto Co., Ltd...................................        44,000        88,131
 Tsukishima Kikai Co., Ltd.............................        38,000       295,646
 Tsumura & Co., Inc....................................       124,000       432,081
 Tsurumi Manufacturing Co., Ltd........................        42,000       199,189
 Tsutsumi Jewelry Co., Ltd.............................        16,900       402,847
 Tsutsunaka Plastic Industry Co., Ltd..................        71,000       215,080
 Uchida Yoko Co., Ltd..................................        72,000       252,077
 Ueki Corp.............................................        47,000        79,747
 Unisia Jecs Corp......................................       215,000       357,681
 *Unitika, Ltd.........................................       394,000       326,105
 Utoc Corp.............................................        38,000        47,807
 #Wakachiku Construction Co., Ltd......................       194,000       369,310
 #Wakamoto Pharmaceutical Co., Ltd.....................        48,000       192,683
 Yahagi Construction Co., Ltd..........................        59,000       190,449
 *Yahagi Corp..........................................        40,000           331
 Yamamura Glass Co., Ltd...............................       213,000       364,931
 Yamatane Corp.........................................       131,000       227,694
 *#Yamatane Securities Co., Ltd........................       203,000       336,037
 Yamato International, Inc.............................        43,000        64,062
 Yamazen Co., Ltd......................................       140,000       217,845
 *Yaskawa Electric Corp................................       145,000       356,439
 Yokogawa Bridge Corp..................................        70,400       222,003
 *Yokohama Matsuzakaya, Ltd............................        27,000        27,264
 Yokohama Reito Co., Ltd...............................       111,000       742,327
 Yomeishu Seizo Co., Ltd...............................        46,000       285,549
 Yomiuri Land Co., Ltd.................................       157,000       378,141

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Yondenko Corp.........................................        58,800  $    229,224
 #Yonekyu Corp.........................................        31,500       391,078
 Yorozu Corp...........................................        26,800       146,621
 Yoshihara Oil Mill, Ltd...............................        36,000        62,870
 Yoshimoto Kogyo Co., Ltd..............................        60,000       397,285
 *Yuasa Corp...........................................       147,000       374,739
 Yuasa Trading Co., Ltd................................       174,000       243,387
 #Yuken Kogyo Co., Ltd.................................        60,000       106,274
 Yurtec Corp...........................................        54,000       311,521
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $365,870,885)..................................                 184,425,326
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen (Cost $11,649)..........................                      11,884
                                                                       ------------
TOTAL -- JAPAN
  (Cost $365,882,534)..................................                 184,437,210
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
   06/01/99 (Collateralized by U.S. Treasury Notes
   6.75%, 04/30/00, valued at $2,775,000) to be
   repurchased at $2,728,394. (Cost $2,727,000)........  $      2,727     2,727,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $368,609,534)++....                $187,164,210
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
MALAYSIA -- (25.4%)
COMMON STOCKS -- (25.4%)
 *A&M Realty Berhad....................................        49,000  $     11,450
 ACP Industries Berhad.................................        35,000        29,621
 AMMB Holdings Berhad..................................       398,000       607,474
 *Actacorp Holdings Berhad.............................        26,000         9,360
 *Advance Synergy Berhad...............................       913,800       165,446
 Affin Holdings Berhad.................................       571,000       363,036
 Ajinimoto (Malaysia) Berhad...........................        44,000        30,198
 Aluminum Co. of Malaysia..............................       139,000        47,699
 Amalgamated Containers Berhad.........................        47,000         9,252
 Amalgamated Industrial Steel Berhad...................       125,000        43,684
 Amway (Malaysia) Holdings Berhad......................       310,000       509,053
 Anakku Corp. Berhad...................................        10,000         5,053
 Ancom Berhad..........................................       373,000       132,709
 Angkasa Marketing Berhad..............................       164,000        30,038
 *Anson Perdana Berhad.................................       116,000        28,084
 Antah Holding Berhad..................................       755,000       178,021
 *Aokam Perdana Berhad.................................         7,100        27,578
 *Arab Malaysia Corp. Berhad...........................       282,000        75,398
 Arab Malaysia Finance Berhad..........................       453,000       303,272
 Arab Malaysian Development Berhad.....................     1,082,000       151,480
 *Arensi Holdings (Malaysia) Berhad....................        33,000         2,848
 Asas Dunia Berhad.....................................       226,000        65,183
 *Asia Pacific Land Berhad.............................     1,718,100       209,789
 Asiatic Development Berhad............................     1,794,000       509,874
 *Austral Amalgamated Berhad...........................       291,333        26,067
 Austral Enterprises Berhad............................       349,499       294,315
 *Autoways Holdings Berhad.............................        10,000         2,716
 Ayer Hitam Planting Syndicate Berhad..................        51,000       146,021
 *Ayer Hitam Tin Dredging Malaysia Berhad..............        36,000         7,806
 *Ayer Molek Rubber Co. Berhad.........................         1,000        11,368
 Ban Hin Lee Bank Berhad...............................       198,500       227,753
 Bandar Raya Developments Berhad.......................     1,176,000       376,320
 Batu Kawan Berhad.....................................       394,500       365,432
 Berjaya Capital Berhad................................       248,000        86,147
 *Berjaya Industrial Berhad............................       473,000        45,806
 Berjaya Singer Berhad.................................       142,000        42,450
 *Berjuntai Tin Dredging Berhad........................        36,000        30,164
 *Bimb Holdings Berhad.................................     1,058,600       543,786
 Bina Puri Holdings Berhad.............................        49,000        14,339
 *Bolton Properties Berhad.............................       207,000       125,943
 Boustead Holdings Berhad..............................       767,000       536,093
 CCM Bioscience........................................           550           391
 CI Holdings Berhad....................................        72,000        80,337
 Cahya Mata Sarawak Berhad.............................       975,000       529,579
 Cement Industries of Malaysia Berhad..................       419,000       249,636
 *Chase Perdana Berhad.................................        34,000        24,266
 Chemical Co. of Malaysia Berhad.......................       333,000       350,526
 Chin Teck Plantations Berhad..........................       134,000       180,547
 Chocolate Products (Malaysia) Berhad..................       500,100        61,591
 Choo Bee Metal Industries Berhad......................       120,000        29,305
 Cold Storage (Malaysia) Berhad........................       199,000        92,168

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Computer Forms Malaysia Berhad.......................        19,000  $     13,600
 *Construction & Supplies House Berhad.................       153,000        33,499
 Country Heights Holdings Berhad.......................       211,600       158,589
 Cycle & Carriage Bintang Berhad.......................       242,000       417,768
 DMIB Berhad...........................................       234,000        56,160
 DNP Holdings Berhad...................................       732,000       163,352
 Daibochi Plastic & Packaging Industry Berhad..........        32,200        11,863
 Daiman Development Berhad.............................       110,000        34,737
 *Damansara Realty Berhad..............................     1,397,000       167,640
 Datuk Keramik Holdings Berhad.........................       763,000       167,057
 Diethelm Holdings (Malaysia) Berhad...................        52,000        12,589
 Diperdana Corp. Berhad................................        43,000        24,261
 Diversified Resources Berhad..........................       263,000       136,760
 Dutch Baby Milk Industry (Malaysia) Berhad............        22,000        44,000
 *Eastern & Oriental Berhad............................       181,500        68,779
 Eastern Pacific Industrial Corp. Berhad...............        43,000        18,648
 *Econstates Berhad....................................       144,000        37,288
 *Ekran Berhad.........................................       164,000        39,015
 *FA Peninsular Berhad.................................        95,000        23,000
 *FACB Berhad..........................................     1,217,000       135,792
 FCW Holdings Berhad...................................       224,000        56,589
 *Faber Group Berhad...................................       324,000        42,290
 Far East Holdings Berhad..............................        74,000        43,309
 Federal Flour Mills Berhad............................       271,250       212,432
 Fima Corp. Berhad.....................................        39,000        20,937
 Fraser & Neave Holdings Berhad........................       265,000       306,842
 Gadek (Malaysia) Berhad...............................       106,000        75,427
 Gamuda Berhad.........................................       798,000     1,159,200
 *General Corp. Berhad.................................       423,000        66,789
 *George Kent (Malaysia) Berhad........................       122,998        24,600
 George Town Holdings Berhad...........................       147,000        37,756
 Glenealy Plantations (Malaysia) Berhad................       171,000       111,600
 Goh Ban Huat Berhad...................................        75,000        19,895
 Gold Coin (Malaysia) Berhad...........................        52,000        52,985
 Golden Frontier Berhad................................        29,000         9,646
 *Golden Pharos Berhad.................................        74,000        14,956
 *Golden Plus Holdings Berhad..........................        77,000        17,994
 Gopeng Berhad.........................................       262,500        55,816
 *Granite Industries Berhad............................       274,000        57,684
 *Gula Perak Berhad....................................       812,000       159,836
 Guthrie Ropel Berhad..................................       284,000       221,221
 *HLG Capital Berhad...................................       123,000        52,307
 Hap Seng Consolidated Berhad..........................       501,000       239,425
 Hexza Corp. Berhad....................................       163,000        28,825
 Hicom Holdings Berhad.................................       900,000       422,526
 *Hil Industries Berhad................................        22,000         7,225
 *Ho Hup Construction Co. Berhad.......................        80,000        49,347
 Hock Hua Bank Berhad (Foreign)........................       280,000       415,579
 Hong Leong Bank Berhad................................       577,000       556,349
 Hong Leong Industries Berhad..........................       714,000       583,225
 Hong Leong Properties Berhad..........................     1,695,000       449,621
 Hume Industries (Malaysia) Berhad.....................       589,000       535,680

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Hwang-DBS (Malaysia) Berhad...........................        41,000  $     31,246
 IGB Corp. Berhad......................................     1,144,000       428,699
 IJM Corp. Berhad......................................     1,129,000       713,053
 IOI Properties Berhad.................................        52,700        58,802
 *Idris Hydraulic (Malaysia) Berhad....................     1,265,000       177,100
 *Inchcape Timuran Berhad..............................       215,250        38,745
 *Innovest Berhad......................................     1,055,000       173,242
 *Insas Berhad.........................................     1,551,200       274,317
 *Instangreen Corp. Berhad.............................        15,000         3,032
 Integrated Logistics Berhad...........................        59,000        16,147
 *Intria Berhad........................................       778,500       101,615
 Ipmuda Berhad.........................................       119,000        30,815
 Island & Peninsular Berhad............................       356,000       242,829
 *Jasa Megah Industries Berhad.........................       170,000        32,210
 Jaya Netting Industries Berhad........................        21,000         5,880
 Jeram Kuantan (Malaysia) Berhad.......................        64,000        10,712
 Johan Holdings Berhad.................................       580,000        87,916
 Johor Land Berhad.....................................        47,800        17,107
 Johor Port Berhad.....................................     1,110,000       343,516
 Johore Tenggara Oil Palm Berhad.......................       173,000        48,440
 KFC Holdings (Malaysia) Berhad........................       186,666       198,455
 *KIG Glass Industrial Berhad..........................       279,000        43,759
 KPJ Healthcare Berhad.................................        59,000        38,008
 *Kamunting Corp. Berhad...............................     2,371,000       389,343
 Kanzen Berhad.........................................       105,000        29,179
 Keck Seng (Malaysia) Berhad...........................       430,500       152,261
 *Kedah Cement Holdings Berhad.........................     1,125,000       566,053
 *Kelanamas Industries Berhad..........................       142,000        17,488
 Kelang Container Terminal Berhad......................       302,000       209,810
 *Kemayan Corp. Berhad.................................       665,000        60,900
 *Khong Guan Holdings (Malaysia) Berhad................        21,000        15,032
 Kian Joo Can Factory Berhad...........................       367,500       529,974
 Kim Hin Industry Berhad...............................       119,900        37,863
 Kluang Rubber Co. (Malaysia) Berhad...................         2,000        32,421
 *Kramat Tin Dredging Berhad...........................         1,800         4,547
 *Kretam Holdings Berhad...............................       152,500        46,553
 *Kuala Lumpur Industries Holdings Berhad..............       138,000        14,381
 Kuala Sidim Berhad....................................       301,000       320,011
 *Kuantan Flour Mills Berhad...........................        19,000         5,760
 Kuchai Development Berhad.............................         1,600         8,421
 Kulim Malaysia Berhad.................................       447,800       200,803
 *Kumpulan Emas Berhad.................................       301,000        53,229
 *Kym Holdings Berhad..................................        46,000        13,074
 Ladang Perbadanan-Fima Berhad.........................       130,000        93,053
 *Land -- General Berhad...............................     1,601,000       377,499
 Landmarks Berhad......................................       872,000       190,922
 *Larut Consolidated Berhad............................       661,000       153,074
 *Leader Universal Holdings Berhad.....................     1,055,000       282,074
 *Leisure Management Berhad............................        77,999       215,934
 *Leong Hup Holdings Berhad............................       186,000        44,248
 *Lien Hoe Corp. Berhad................................       250,000        31,053
 *Lim Kim Hai Holdings Berhad..........................        97,000        19,400
 *Lingkaran Trans Kota Holdings Berhad.................       725,000       613,579
 Lingui Development Berhad.............................       955,000       617,232
 Lion Corp. Berhad.....................................       179,400        50,987
 Lion Land Berhad......................................       593,151        93,655
 *Long Huat Group Berhad...............................        33,000         9,935
 *MBF Holdings Berhad..................................     2,228,250        96,167
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *MBF Land Berhad......................................     2,735,000  $    287,895
 MCB Holdings Berhad...................................       199,000        29,117
 MMC Engineering Group Berhad..........................        43,000        18,558
 MUI Properties Berhad.................................     1,696,800       214,333
 MWE Holdings Berhad...................................       184,500        36,512
 Malayan Cement Berhad.................................       980,500       501,603
 Malayan Flour Mills Berhad............................        92,400        27,817
 Malayawata Steel Berhad...............................       398,000       100,547
 Malaysia Aica Berhad..................................       126,000        31,832
 Malaysia Assurance Alliance Berhad....................       350,938       363,498
 *Malaysia British Assurance Berhad....................        53,000        52,442
 Malaysia Building Society Berhad......................       638,000       197,444
 Malaysia Industrial Development Finance Berhad........       635,000       237,958
 Malaysia Smelting Corp. Berhad........................        87,000        51,834
 Malaysian Helicopter Services Berhad..................     1,726,000       406,973
 Malaysian Mosaics Berhad..............................       819,000       267,253
 Malaysian Packaging Industry..........................        14,000         4,657
 *Malaysian Plantations Berhad.........................       777,000       233,918
 Malaysian Resources Corp. Berhad......................       964,000       355,158
 Malaysian Tobacco Co. Berhad..........................       378,000       354,922
 Malex Industries Berhad...............................       643,500       352,232
 Mamee-Double Decker (Malaysia) Berhad.................        30,000        13,389
 *Mancon Berhad........................................       197,000        28,409
 Maruichi Malaysia Steel Tube Berhad...................       139,000        98,324
 Matsushita Electric Co. (Malaysia) Berhad.............        86,400       245,558
 Mechmar Corp. Berhad..................................        94,000        17,810
 *Mega First Corp. Berhad..............................       268,000        33,853
 *Menang Corp..........................................       272,000        24,050
 *Mentiga Corp. Berhad.................................        41,000        14,587
 Metacorp Berhad.......................................       193,333       112,744
 Metrojaya Berhad......................................       153,000        42,840
 Metroplex Berhad......................................     2,629,000       420,640
 *Minho (Malaysia) Berhad..............................        70,000        14,442
 Mintye Industries Berhad..............................        45,000        19,895
 Muda Holdings Berhad..................................       208,125        44,692
 Muhibbah Engineering Berhad...........................        58,000        21,857
 Mulpha International Berhad...........................     2,529,750       354,165
 *Mun Loong Berhad.....................................        40,000         4,926
 *NCK Corp. Berhad.....................................        18,000         5,836
 Nam Fatt Berhad.......................................       112,000        40,792
 Nanyang Press (Malaya) Berhad.........................       107,400        99,034
 Negara Properties (Malaysia) Berhad...................        86,000        71,878
 Negri Sembilan Oil Palms Berhad.......................        34,000        33,213
 New Straits Times Press (Malaysia) Berhad.............       198,000       289,705
 Notth Borneo Timbers Berhad...........................        30,000        29,811
 Nylex (Malaysia) Berhad...............................       713,500       339,476
 OSK Holdings..........................................       290,000       177,053
 *Olympia Industries Berhad............................       508,000        85,023
 PJ Development Holdings Berhad........................       257,800        51,560
 PSC Industries Berhad.................................       104,664       383,401
 *PWE Industries Berhad................................        39,200        40,438
 Pacific & Orient Berhad...............................       236,000       144,084
 Pacific Bank Berhad...................................         1,000           810
 *Pacific Chemicals Berhad.............................       105,000        37,800
 Palmco Holdings Berhad................................       179,000        49,366
 Pan Pacific Asia Berhad...............................       217,000        93,196
 *Panglobal Berhad.....................................       134,000        19,465

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Paramount Corp. Berhad................................        73,000  $     19,979
 *Parit Perak Holdings Berhad..........................       200,000        38,316
 *Park May Berhad......................................        48,000        13,137
 Peladang Kimia Berhad.................................       188,000        75,200
 Pelangi Berhad........................................       808,250       233,116
 *Perdana Industrial Holdings Berhad...................        46,000         3,002
 Pernas International Holdings Berhad..................     1,565,950       402,202
 Petaling Garden Berhad................................       460,000       237,263
 *Petaling Tin Berhad..................................        23,000        19,368
 Phileo Allied Berhad..................................       342,250       188,057
 Phileo Land Berhad....................................       767,000       187,309
 Pilecon Engineering Berhad............................       482,500       114,784
 *Poly Glass Fibre (Malaysia) Berhad...................        90,000        22,737
 Prime Utilities Berhad................................       145,000       117,221
 Projek Penyelenggaraan Lebuhraya Berhad...............        44,000        35,015
 *Promet Berhad........................................     1,143,000        69,783
 Public Finance Berhad.................................       330,000       243,158
 Putera Capital Berhad.................................        82,000        30,383
 *Rahman Hydraulic Tin Berhad..........................       111,000        15,540
 *Rashid Hussain Berhad................................       389,000       301,373
 *Red Box (Malaysia) Berhad............................        41,000         3,496
 Riverview Rubber Estates Berhad.......................         5,400        13,756
 Road Builders (Malaysia) Holdings Berhad..............       413,000       560,811
 SCB Developments Berhad...............................       240,500       119,997
 *SCK Group Berhad.....................................        22,000             0
 SP Settia Berhad......................................       141,000       127,048
 *SPK Sentosa Corp. Berhad.............................        51,000        15,354
 Samanda Holdings Berhad...............................       261,000       343,421
 *Sanda Plastics Industries Berhad.....................        11,000         3,381
 Sanyo Industries (Malaysia) Berhad....................        33,600        34,661
 Sapura Telecommunications Berhad......................       187,000        56,297
 Sarawak Oil Palms Berhad..............................       229,600        90,390
 *Sateras Resources (Malaysia) Berhad..................       201,000        23,062
 Scientex, Inc. Berhad.................................        75,000        35,368
 Selangor Dredging Berhad..............................       355,000        44,842
 Selangor Properties Berhad............................     1,092,000       455,192
 Setegap Berhad........................................        33,332         9,052
 *Setron (Malaysia) Berhad.............................        61,666        17,266
 Shangri-la Hotels (Malaysia) Berhad...................       831,000       251,924
 Siah Brothers Corp. Berhad............................        64,000        15,091
 Sime UEP Properties Berhad............................       710,000       714,484
 *Sin Heng Chan Berhad.................................        20,000        19,705
 *Sistem Television Malaysia Berhad....................       321,000       102,720
 *Sitt Tatt Berhad.....................................        85,000        26,126
 *South East Asia Lumber, Inc. Berhad..................       286,500        79,014
 *South Johore Amalgamated Holding Berhad..............        40,500        12,534
 *South Malaysia Industries Berhad.....................       157,500        19,232
 Southern Acids (Malaysia) Berhad......................        80,700        26,843
 Southern Bank Berhad (Foreign)........................       587,500       345,079
 *Southern Steel Berhad................................       648,000       204,632
 Sriwani Holdings Berhad...............................       143,800        40,869
 Star Publications (Malaysia) Berhad...................       379,000       638,316
 Store Corp. Berhad....................................        62,000        31,326
 Sungei Bagan Rubber Co. (Malaysia) Berhad.............         2,000        30,737
 *Sungei Way Holdings Berhad...........................     1,279,000       468,518
 Sunrise Berhad........................................       190,000        92,800
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Suria Capital Holdings Berhad........................       578,000  $    166,707
 Ta Enterprise Berhad..................................     1,732,000       572,472
 *Tai Wah Garments Manufacturing Berhad (Foreign)......        60,000         5,558
 *Taiping Consolidated Berhad..........................       232,000        10,257
 Talam Corp. Berhad....................................       622,000       147,970
 Tan & Tan Developments Berhad.........................       479,000       161,347
 Tan Chong Motor Holdings Berhad.......................       672,000       254,653
 Tasek Cement Berhad...................................       235,000       132,095
 *Tenggara Capital Berhad..............................        99,200        22,555
 *Time Engineering Berhad..............................       746,000       160,194
 Tiong Nam Transport Holdings Berhad...................        17,000         8,697
 *Tongkah Holdings Berhad..............................       300,000        92,842
 Tractors Malaysia Holdings Berhad.....................       541,000       201,594
 Tradewinds (Malaysia) Berhad..........................       543,000       268,642
 *Trengganu Development & Management Berhad............       120,000        41,179
 Tronoh Mines Malaysia Berhad..........................        77,000        99,695
 *U-Wood Holdings Berhad...............................        20,000         6,863
 UAC Berhad............................................        67,000        38,930
 UMW Holdings Berhad...................................       842,000     1,178,800
 Uniphone Telecommunications Berhad....................       185,000        40,116
 *United Chemical Industries Berhad....................        18,000         7,352
 United Malacca Rubber Estates Berhad..................       211,000       246,537
 United Malayan Land Berhad............................       327,000       205,494
 *United Merchant Group Berhad.........................       314,000        93,208
 United Plantations Berhad.............................       356,000       329,768
 Utusan Melayu (Malaysia) Berhad.......................        34,000         9,520
 *Wembley Industries Holdings Berhad...................       138,000             0
 *Westmont Industries Berhad...........................       223,520        41,881
 *Westmont Land (Asia) Berhad..........................       254,600        42,344
 *Wing Tiek Holdings Berhad............................        95,800        17,950
 Worldwide Holdings Berhad.............................       213,800        72,467
 Yee Lee Corp. Berhad..................................        27,000        17,621
 Yeo Hiap Seng (Malaysia) Berhad.......................       103,000        59,415
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $72,168,017)...................................                  44,435,977
                                                                       ------------
HONG KONG -- (22.7%)
COMMON STOCKS -- (22.6%)
 ABC Communications (Holdings), Ltd....................       930,000       278,838
 ALCO Holdings, Ltd....................................       314,000        24,296
 ASM Pacific Technology, Ltd...........................       874,000       569,180
 *AWT World Transport Holdings, Ltd....................       250,800         1,617
 Allied Group, Ltd.....................................     7,298,000       517,623
 Allied Properties (Hong Kong), Ltd....................     6,786,000       350,042
 *Anex International Holdings, Ltd.....................       152,000         2,587
 Applied International Holdings, Ltd...................     1,243,000        48,890
 *Asia Commercial Holdings, Ltd........................        72,800         4,976
 Asia Financial Holdings, Ltd..........................     1,763,762       313,882
 *Asia Securities International, Ltd...................     2,386,600       123,108
 Asia Standard International Group, Ltd................       890,000       107,886
 Associated International Hotels, Ltd..................       898,000       324,251
 Beauforte Investors Corp., Ltd........................        72,000        83,564
 *Beijing Development (Hong Kong), Ltd.................       166,000        23,548

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Benelux International, Ltd...........................        30,000  $        186
 *Bossini International Holdings, Ltd..................       122,000        13,216
 *Burlingame International Co., Ltd....................       990,000        17,874
 Burwill Holdings, Ltd.................................       872,000       132,775
 *CCT Telecom Holdings, Ltd............................     1,449,700       304,728
 CIL Holdings, Ltd.....................................     2,058,000        26,539
 CNT Group, Ltd........................................     3,078,000       129,003
 Cafe de Coral Holdings, Ltd...........................     1,191,000       357,093
 *Capetronic International Holdings, Ltd...............       292,490       149,932
 *Capital Asia, Ltd....................................        49,368         4,265
 *Central China Enterprises, Ltd.......................     2,104,000        90,894
 Century City International Holdings, Ltd..............       542,056        25,165
 Champion Technology Holdings, Ltd.....................    11,769,380       743,698
 *Cheerful Holdings, Ltd...............................       818,850        29,039
 Chen Hsong Holdings, Ltd..............................     1,515,000       248,121
 Cheuk Nang Properties (Holdings), Ltd.................       750,008       119,932
 *Cheung Tai Hong Holdings, Ltd........................     2,018,400        31,755
 Cheung Wah Development Co., Ltd.......................     1,286,000        21,559
 Chevalier (OA) International, Ltd.....................     1,776,251       121,402
 *Chevalier Construction Holdings, Ltd.................       131,203         3,350
 Chevalier Development International, Ltd..............       899,109        90,439
 Chevalier International Holdings, Ltd.................     2,656,469       236,374
 *China Aerospace International Holdings, Ltd..........       853,200        84,720
 *China Development Corp., Ltd.........................     1,150,000        30,105
 China Everbright International, Ltd...................       730,000        61,190
 *China Everbright Technology, Ltd.....................     3,244,000       288,653
 China Foods Holdings, Ltd.............................     1,544,000       348,443
 *China Investments Holdings, Ltd......................       175,000         2,798
 China Motor Bus Co., Ltd..............................       114,200       765,802
 China Pharmaceutical Enterprise and Investment Corp.,
   Ltd.................................................     2,444,000       381,358
 *China Star Entertainment, Ltd........................     1,676,400        76,745
 *China Strategic Holdings, Ltd........................     1,565,000        57,518
 *China United (Holdings), Ltd.........................     8,199,000        38,064
 China-Hong Kong Photo Products Holdings, Ltd..........     2,338,000       325,623
 Chinese Estates Holdings, Ltd.........................       668,000       110,264
 Chinney Investments, Ltd..............................     1,144,000        95,893
 Chow Sang Sang Holdings International, Ltd............     1,098,400       249,299
 *Chuang's China Investments, Inc......................     3,510,000        43,906
 Chuang's Consortium International, Ltd................     1,858,884        98,284
 Chun Wo Holdings, Ltd.................................     1,215,940       112,899
 *Chung Hwa Devlopment Holdings, Ltd...................     3,383,425        18,762
 Cig-Wh International Holdings, Ltd....................       472,000        24,347
 *Climax International Co., Ltd........................       296,000         2,825
 *Companion Building Material (Holdings), Ltd..........     3,607,514        56,291
 *Companion Marble (Holdings), Ltd.....................        48,848         2,079
 Continental Holdings, Ltd.............................        98,825         4,206
 Continental Mariner Investment Co., Ltd...............     1,629,000       205,870
 Cosmos Machinery Enterprises, Ltd.....................     1,024,000        63,385
 *Crocodile Garments, Ltd..............................     1,539,000        45,846
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Cross Harbour Tunnel Co., Ltd.........................       365,603  $    275,812
 *Culturecom Holdings, Ltd.............................     2,161,000        89,177
 *DC Finance Holdings, Ltd.............................        27,000         4,074
 Dah Hwa International Holdings, Ltd...................     1,122,000        36,896
 *Daido Concrete (Hong Kong), Ltd......................       223,000         4,716
 Dickson Concepts International, Ltd...................        93,000        53,969
 *Dong-Jun Holdings, Ltd...............................     2,484,000        26,267
 *Dransfield Holdings, Ltd.............................       190,000         2,156
 Dynamic Holdings, Ltd.................................       158,000        24,450
 *Easyknit International Holdings, Ltd.................       353,575        17,327
 #Egana International Holdings, Ltd....................    14,118,720       385,992
 Egana Jewelry & Pearls, Ltd...........................     2,353,120        81,932
 Elec & Eltek International Holdings, Ltd..............     2,565,659       436,737
 *Emperor (China Concept) Investments, Ltd.............     6,435,000        71,366
 *Emporer International Holdings, Ltd..................       644,369        71,463
 *Englong International, Ltd...........................       130,000         5,029
 *Essential Enterprises Co., Ltd.......................       320,000        28,887
 *Evergo China Holdings, Ltd...........................     2,480,000        54,688
 FPB Bank Holding Co., Ltd.............................     2,784,520       585,308
 *Fairwood Holdings, Ltd...............................       426,000         8,845
 *Fairyoung Holdings, Ltd..............................       482,000        50,969
 *Far East Consortium International, Ltd...............     1,592,235       141,678
 *Far East Holdings International, Ltd.................        70,000         4,243
 *Far East Hotels & Entertainment, Ltd.................     1,853,000       191,167
 Fong's Industries Co., Ltd............................       962,000        42,179
 *Fortuna International Holdings, Ltd..................     2,727,000        24,265
 *Founder, Ltd.........................................       278,000        54,851
 Fountain Set Holdings, Ltd............................     1,274,000       144,577
 Four Seas Mercantile Holdings, Ltd....................       592,000       206,126
 Frankie Dominion International, Ltd...................       630,173        11,865
 *Fu Hui Jewelry Co. (Hong Kong), Ltd..................       688,000         8,163
 *G-Prop Holdings, Ltd.................................        56,200         4,711
 Giordano International, Ltd...........................     1,650,000       872,398
 Gold Peak Industries (Holdings), Ltd..................     1,059,250       210,361
 Golden Power International Holdings, Ltd..............       562,000        39,136
 Golden Resources Development International, Ltd.......       971,000        51,965
 Gold-Face Holdings, Ltd...............................     2,003,600       198,952
 Goldlion Holdings, Ltd................................     2,052,000       185,235
 *Goldtron (Bermuda) Holdings, Ltd.....................        51,111         1,648
 *Golik Holdings, Ltd..................................     1,536,500        61,424
 Grand Hotel Holdings, Ltd. Series A...................     1,333,000       182,214
 Grande Holdings, Ltd..................................       420,088       153,040
 Great Wall Electronic International, Ltd..............     3,159,034       136,473
 Group Sense (International), Ltd......................     2,062,000       183,478
 Guangzhou Investment Co., Ltd.........................     1,266,000       109,384
 *H B International Holdings, Ltd......................       396,000         3,575
 Hanny Holdings, Ltd...................................       756,640       246,375
 Harbour Centre Development, Ltd.......................       784,000       535,844
 Harbour Ring International Holdings, Ltd..............     2,636,000       163,167
 Henderson China Holdings, Ltd.........................       911,000       384,748
 *Heng Fung Holdings Co., Ltd..........................       390,000         6,086
 High Fashion International, Ltd.......................       178,000        17,675
 Hon Kwok Land Investment Co., Ltd.....................     2,290,145       212,639

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Hong Kong Building & Loan Agency, Ltd.................       407,000  $     51,436
 Hong Kong Ferry (Holdings) Co., Ltd...................       671,300       848,378
 *Hong Kong Parkview Group, Ltd........................     1,130,000       284,158
 Hop Hing Holdings, Ltd................................       660,265        42,573
 Hsin Chong Construction Group, Ltd....................     1,569,658       131,573
 *Hualing Holdings, Ltd................................     1,344,000        30,677
 *Huey Tai International, Ltd..........................     2,363,112       127,991
 Hung Hing Printing Group, Ltd.........................       934,442       397,661
 *Hwa Kay Thai Holdings, Ltd...........................       244,423         5,579
 IDT International, Ltd................................     2,301,992       379,980
 IMC Holdings, Ltd.....................................       604,000        62,312
 ITC Corp., Ltd........................................       466,157        66,126
 *Ideal Pacific Holdings, Ltd..........................       838,000        36,202
 Innovative International (Holdings), Ltd..............     1,474,003        72,232
 *Interform Ceramics Technologies, Ltd.................     1,104,000        11,247
 International Bank of Asia, Ltd.......................     2,615,714       627,408
 International Pipe, Ltd...............................     1,926,726       154,049
 *Island Dyeing & Printing Co., Ltd....................       148,000        52,009
 JCG Holdings, Ltd.....................................     1,048,333       385,293
 *Jinhui Holdings Co., Ltd.............................       370,000        13,837
 *Joyce Boutique Holdings, Ltd.........................     1,360,000        37,181
 *K Wah International Holdings, Ltd....................     2,548,380       180,748
 *KPI Co., Ltd.........................................       264,000         8,511
 *KTP Holdings, Ltd....................................       180,400         9,073
 *Kader Holdings Co., Ltd..............................       545,600        26,737
 *Kantone Holdings, Ltd................................       123,902         9,267
 Keck Seng Investments (Hong Kong), Ltd................       572,400        77,506
 Kee-Shing Holdings Co., Ltd...........................       886,000        94,833
 King Fook Holdings, Ltd...............................     1,000,000        44,490
 Kingboard Chemical Holdings, Ltd......................       926,000       213,752
 Kingmaker Footwear Holdings, Ltd......................       770,000       104,262
 *Kong Sun Holdings, Ltd...............................       480,000        15,227
 *Kong Tai International Holdings Co., Ltd.............     8,300,000        63,151
 *Kosonic International Holdings, Ltd..................       198,000         6,281
 *Kumagai Gumi Hong Kong, Ltd..........................       970,000       450,320
 *Kwong Sang Hong International, Ltd...................     1,434,000       157,186
 Kwoon Chung Bus Holdings, Ltd.........................       556,000       126,193
 Lai Sun Development Co., Ltd..........................     2,506,000       203,596
 Lai Sun Garment (International), Ltd..................     2,325,000       164,904
 Lai Sun Hotels International, Ltd.....................     3,268,000       139,073
 *Lam Soon (Hong Kong), Ltd............................       302,310        63,936
 *Lam Soon Food Industries, Ltd........................       228,000        49,396
 *Lamex Holdings, Ltd..................................     2,419,200        53,972
 Le Saunda Holdings, Ltd...............................       236,000        17,956
 Leefung-Asco Printers Holdings, Ltd...................       144,000        25,069
 Legend Holdings, Ltd..................................     1,100,000       758,915
 *Leung Kee Holdings, Ltd..............................       354,000         4,063
 Lippo, Ltd............................................     1,074,760       214,828
 Liu Chong Hing Investment, Ltd........................       635,200       442,335
 *Logic International Holdings, Ltd....................       812,000        18,325
 *Luks Industrial Co., Ltd.............................     2,689,818        46,134
 Lung Kee (Bermuda) Holdings, Ltd......................       686,000        85,811
 *Magnificent Estates, Ltd.............................     3,778,000        43,848
 *Magnum International Holdings, Ltd...................       300,000         3,366
 *Mansion Holdings, Ltd................................     1,420,360        12,638
 Mansion House Group, Ltd..............................       698,200        41,418
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Megga (S.) International Holdings, Ltd...............     1,513,400  $     16,589
 Melbourne Enterprises, Ltd............................        45,500       225,315
 Melco International Development, Ltd..................       180,000        19,266
 Midland Realty (Holding), Ltd.........................       206,000        29,222
 *Millenium Group, Ltd.................................     3,712,000        20,105
 Min Xin Holdings, Ltd.................................       987,200        95,480
 Mingly Corp., Ltd.....................................     4,032,600       598,039
 Moulin International Holdings, Ltd....................     3,012,123       306,864
 *Mountbatten Corp.....................................     1,524,552             0
 *Mountbatten Corp.....................................     2,725,257             0
 *Mui Hong Kong, Ltd...................................     1,230,000        14,751
 *Multi-Asia International Holdings, Ltd...............     3,980,000        15,398
 Nanyang Holdings, Ltd.................................       137,500       116,142
 National Electronics Holdings, Ltd....................     2,156,000        63,947
 New Island Printing Holdings, Ltd.....................       176,000         5,674
 Ngai Lik Industrial Holdings, Ltd.....................     1,556,000       399,309
 *Nph International Holdings, Ltd......................       542,000        11,043
 Ocean Information Holdings, Ltd.......................       122,000        10,541
 Onfem Holdings, Ltd...................................     1,922,000        90,468
 *Oriental Metals Holdings Co., Ltd....................     1,237,800        32,404
 Oriental Press Group, Ltd.............................     3,400,500       407,824
 Oxford Properties & Finance, Ltd......................       110,000        96,460
 *Pacific Plywood Holdings, Ltd........................    10,210,000       165,899
 *Paramount Publishing Group, Ltd......................       620,000        14,711
 Paul Y. ITC Construction Holdings, Ltd................         6,845         1,148
 Paul Y. Properties Group, Ltd.........................         5,044         5,106
 Peace Mark (Holdings), Ltd............................     6,758,122       111,553
 *Pearl Oriental Holdings, Ltd.........................     2,504,000        69,426
 Perfectech International Holdings, Ltd................       519,500        75,703
 *Pico Far East Holdings, Ltd..........................     1,190,000       110,491
 Playmate Toys Holdings, Ltd...........................     1,585,000       110,375
 Pokfulam Development Co., Ltd.........................       234,000        84,493
 *Poly Investments Holdings, Ltd.......................     2,670,000        94,687
 Prestige Properties Holdings, Ltd.....................       965,000        52,267
 Process Automation Holdings, Ltd......................     1,052,000        81,398
 *QPL International Holdings, Ltd......................     1,191,000       247,277
 *Quality Healthcare Asia, Ltd.........................     1,338,000       189,800
 *RJP Electronics, Ltd.................................     1,658,000        27,368
 RNA Holdings, Ltd.....................................        20,600         2,152
 Raymond Industrial, Ltd...............................       605,400        39,035
 *Rhine Holdings, Ltd..................................        64,000           536
 *Rivera Holdings, Ltd.................................     3,160,000        32,600
 Ryoden Development, Ltd...............................     1,912,000       157,803
 *S.A.S.Dragon Holdings, Ltd...........................     1,696,000       135,601
 SA SA International Holdings, Ltd.....................       472,000        45,651
 Safety Godown Co., Ltd................................       408,000       226,243
 *Same Time Holdings, Ltd..............................       410,000         8,565
 San Miguel Brewery Hong Kong, Ltd.....................       930,800       124,835
 Sea Holdings, Ltd.....................................     1,068,000       306,442
 *Seapower International Holdings, Ltd.................       854,000        58,369
 *Seapower Resources International, Ltd................     2,528,000        94,541
 *Semi-Tech (Global) Co., Ltd..........................     4,273,327       206,654
 Shaw Brothers Hong Kong, Ltd..........................       325,000       226,320
 Shell Electric Manufacturing (Holdings) Co., Ltd......     1,255,000       134,329
 Shenyin Wanguo (Hong Kong), Ltd.......................       847,500        85,247
 *Shenzhen International Holdings, Ltd.................     6,187,500        85,378

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Shougang Concord Century Holdings, Ltd...............     1,292,000  $     46,652
 Shougang Concord Grand (Group), Ltd...................     1,701,000       100,904
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................     4,166,000       188,033
 Shougang Concord Technology Holdings, Ltd.............     1,647,914       104,130
 Shui On Construction & Materials, Ltd.................        90,000       105,616
 *Shun Ho Construction (Holdings), Ltd.................     1,037,452        41,474
 *Shun Ho Resources Holdings, Ltd......................       483,000        16,817
 *Shun Shing Holdings, Ltd.............................     2,573,600       182,537
 Shun Tak Holdings, Ltd................................     3,422,000     1,070,135
 Silver Grant International Industries, Ltd............     2,087,000       183,011
 Sime Darby Hong Kong, Ltd.............................     1,040,000       305,114
 Sincere Co., Ltd......................................       505,500        54,758
 *Sing Tao Holdings, Ltd...............................       913,000       153,060
 *Singamas Container Holdings, Ltd.....................       320,000        11,967
 *Sino Foundations Holdings, Ltd.......................     1,074,000        35,318
 *Sinocan Holdings, Ltd................................       350,000         2,257
 South China Brokerage Co., Ltd........................     4,060,000        50,263
 South China Industries, Ltd...........................     1,124,000        57,979
 *South China Strategic Investments, Ltd...............       857,400        22,888
 *South Sea Development Co., Ltd.......................       578,158        29,450
 *Southeast Asia Properties & Finance, Ltd.............       175,692        36,251
 *Star Telecom International Holdings, Ltd.............     1,058,000       184,190
 Starlight International Holdings, Ltd.................     1,049,034        62,229
 *Stelux Holdings International, Ltd...................     1,307,702        44,689
 Styland Holdings, Ltd.................................       258,560         1,600
 Sun Fook Kong Holdings, Ltd...........................     1,778,000       176,551
 Sun Hung Kai & Co., Ltd...............................     3,338,600       421,927
 Suwa International Holdings, Ltd......................     1,062,000        49,988
 *Swank International Manufacturing Co., Ltd...........       638,000        69,111
 Symphony Holdings, Ltd................................     6,950,000        96,796
 Tack Hsin Holdings, Ltd...............................       542,000        50,324
 Tai Cheung Holdings, Ltd..............................     1,445,000       391,322
 Tai Sang Land Development, Ltd........................       627,984       182,212
 *Tak Sing Alliance Holdings, Ltd......................     2,909,865        93,812
 *Tak Wing Investment Holdings, Ltd....................       432,800        23,720
 Techtronic Industries Co., Ltd........................     1,330,000       240,119
 *#Tem Fat Hing Fung (Holdings), Ltd...................     5,488,000       251,240
 Termbray Industries International (Holdings), Ltd.....       230,490       356,681
 Tern Properties Co., Ltd..............................        61,200        11,444
 Texwinca Holdings, Ltd................................       556,000        62,379
 Tian An China Investments Co., Ltd....................     4,355,750       121,329
 Tian Teck Land, Ltd...................................     1,098,000       150,091
 *Triplenic Holdings, Ltd..............................     2,378,000        51,212
 Tristate Holdings, Ltd................................       138,000        27,406
 Truly International Holdings, Ltd.....................     1,014,000       237,989
 *Tse Sui Luen Jewellry (International), Ltd...........     1,529,226        69,022
 *Tung Fong Hung Holdings, Ltd.........................       231,549        18,215
 Tungtex (Holdings) Co., Ltd...........................       788,000        97,554
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Tysan Holdings, Ltd...................................     1,040,773  $     43,620
 *UDL Holdings, Ltd....................................       474,000         5,440
 *USI Holdings, Ltd....................................       928,999       119,801
 Union Bank of Hong Kong, Ltd..........................       670,623       408,627
 *United Power Investment, Ltd.........................     1,664,000        37,982
 *Universal Appliances, Ltd............................     2,770,000        98,233
 Van Shung Chong Holdings, Ltd.........................       712,000       138,645
 *Vanda Systems & Communications Holdings, Ltd.........       644,000        76,405
 Wah Ha Realty Co., Ltd................................       278,600        35,928
 Wah Kwong Shipping Holdings, Ltd......................       230,500        95,119
 *Wah Nam Group, Ltd...................................     1,934,800        10,230
 Wai Kee Holdings, Ltd.................................     1,562,738       264,000
 *Winfoong International, Ltd..........................     1,210,000        45,251
 *Wing Fai International, Ltd..........................     3,380,000        94,585
 *Wing On Co. International, Ltd.......................       565,000       234,977
 Wing On International Holdings, Ltd...................        50,000        43,201
 Wing Shan International, Ltd..........................       896,000        78,571
 Winsor Industrial Corp., Ltd..........................       498,000        69,359
 *Winsor Properties Holdings, Ltd......................       249,000        89,909
 *Wo Kee Hong (Holdings), Ltd..........................     1,944,000        24,568
 Wong's International (Holdings), Ltd..................     1,012,000       287,111
 Wong's Kong King International (Holdings), Ltd........     1,139,600        38,944
 World Houseware (Holdings), Ltd.......................       549,212        25,143
 YGM Trading, Ltd......................................       228,000       119,079
 Yangtzekiang Garment Manufacturing Co., Ltd...........       405,000        28,725
 *Yaohan Food Processing & Trading Co., Ltd............       124,000         9,115
 *Yaohan Hong Kong Corp., Ltd..........................       760,000        42,143
 Yaohan International Caterers, Ltd....................       512,000        36,314
 *Yaohan International Holdings, Ltd...................       974,000         4,899
 *Yau Lee Holdings, Ltd................................     2,136,000        28,096
 *Yeebo International Holdings, Ltd....................        40,800         1,263
 *Yiu Wing International Holdings, Ltd.................     1,404,200       193,758
 *Yoshiya International Corp., Ltd.....................       612,300        23,688
 Yugang International, Ltd.............................     5,958,000       145,983
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $71,695,024)...................................                  39,494,848
                                                                       ------------
RIGHTS/WARRANTS -- (0.1%)
 *Champion Technology Holdings, Ltd. Warrants
   06/30/00............................................       780,257        33,708
 *Dong-Jun Holdings, Ltd. Warrants 03/31/00............       496,800           641
 *Egana International Holdings, Ltd. Warrants
   06/30/00............................................     1,176,560        15,324
 *Far East Consortium International, Ltd. Warrants
   10/31/99............................................        89,223           115
 *Fongs Industries Co., Ltd. Warrants 04/28/00.........       192,400           794
 *Grande Holdings, Ltd. Warrants 10/15/00..............        84,017         2,492
 *Hanny Holdings, Ltd. Warrants 01/31/00...............       151,328        40,981
 *Hop Hing Holdings, Ltd. Warrants 04/30/01............       132,053         1,465
 *KTP Holdings, Ltd. Warrants 09/30/99.................        18,040            23
 *Lamex Holdings, Ltd. Warrants 03/03/01...............       403,200         4,264

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Mansion Holdings, Ltd. Warrants 07/28/01.............        30,360  $        137
 *Ngai Lik Industrial Holdings, Ltd. Warrants
   06/30/01............................................       155,600        32,707
 *Ocean Information Holdings, Ltd. Warrants 09/30/99...        24,400           157
 *Paul y Properties Group, Ltd. Warrants 01/17/00......         1,008           819
 *Paul Y. ITC Construction Holdings, Ltd. Warrants
   09/30/99............................................        12,697            72
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                     133,699
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $1,246).......................................                       1,246
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $71,696,270)...................................                  39,629,793
                                                                       ------------
SINGAPORE -- (22.4%)
COMMON STOCKS -- (22.1%)
 AV Jennings Homes, Ltd................................        30,800         9,733
 Acma, Ltd.............................................       419,600       326,001
 *Alliance Technology & Development, Ltd...............        48,000        11,271
 Amtek Engineering, Ltd................................       397,500       324,964
 Ana Hotels Singapore, Ltd.............................        89,000       139,326
 Apollo Enterprises, Ltd...............................       193,000       116,378
 Armstrong Industrial Corp.............................       203,000        38,841
 Avimo Group, Ltd......................................       288,250       429,518
 Benjamin (F.J.) Holdings, Ltd.........................       213,000        64,836
 #Bonvests Holdings, Ltd...............................       560,000       314,948
 British-American Tobacco Co. (Singapore), Ltd.........       149,000       501,064
 *Broadway Industrial Group, Ltd.......................       117,000        27,474
 Bukit Sembawang Estates, Ltd..........................        60,334       678,645
 *CK Tang, Ltd.........................................       249,000       103,947
 CWT Distribution, Ltd.................................       406,500       374,746
 Carnaudmetalbox Asia, Ltd.............................       107,000       145,791
 Causeway Investment, Ltd..............................       133,000        43,184
 Central Properties, Ltd...............................        66,000       497,469
 Chemical Industries (Far East), Ltd...................        77,910       101,638
 Chevalier Singapore Holdings, Ltd.....................       114,000        32,388
 Chuan Hup Holdings, Ltd...............................       535,000       356,722
 Chuan Soon Huat Industrial Group, Ltd.................       305,000        79,578
 Comfort Group, Ltd....................................     1,403,000       780,922
 Compact Metal Industries..............................       462,000       127,237
 Cosco Investment (Singapore), Ltd.....................       196,400       128,676
 Courts Singapore, Ltd.................................       423,000       242,803
 Dovechem Terminals Holdings, Ltd......................       201,000       107,799
 Econ International, Ltd...............................       621,000       286,245
 *Eltech Electronics, Ltd..............................       237,000        54,965
 Eng Wah Organisation, Ltd.............................       174,000        50,443
 #First Capital Corp., Ltd.............................       575,000       760,119
 Focal Finance, Ltd....................................       119,200       154,811
 Freight Links Express Holdings, Ltd...................       872,000       161,788
 Fu Yu Manufacturing, Ltd..............................       627,000       158,138
 Fuji Offset Plates Manufacturing, Ltd.................        33,750         8,414
 GB Holdings, Ltd......................................        90,000        40,702
 GK Goh Holdings.......................................       917,000       717,765
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *General Magnetics, Ltd...............................       177,000  $     53,365
 *Goldtron, Ltd........................................       473,000        53,478
 Guthrie GTS, Ltd......................................     1,174,400       306,413
 HTP Holdings, Ltd.....................................       321,000       124,698
 Hai Sun Hup Group, Ltd................................     1,097,000       502,473
 Haw Par Brothers International, Ltd...................       500,200       783,044
 Hind Hotels International, Ltd........................       112,000       163,643
 Hitachi Zosen (Singapore), Ltd........................       962,000       713,944
 Hong Kok Corp., Ltd...................................       390,000       357,273
 Hotel Grand Central, Ltd..............................       437,640       239,788
 Hotel Plaza, Ltd......................................     1,015,000       414,891
 Hotel Properties, Ltd.................................     1,114,000       859,045
 Hotel Royal, Ltd......................................        98,333       101,484
 Hour Glass, Ltd.......................................       298,000       129,585
 Hup Seng Huat, Ltd....................................       666,200       154,505
 Hwa Hong Corp., Ltd...................................       443,000       593,328
 Hwa Tat Lee, Ltd......................................       158,000        33,437
 *IPC Corp., Ltd.......................................     1,936,000       162,762
 Inchcape Motors, Ltd..................................       348,000       556,887
 *Inno-Pacific Holdings, Ltd...........................       300,500        59,238
 Insurance Corp. of Singapore, Ltd.....................       138,250       250,091
 International Factors (Singapore), Ltd................       169,000        92,107
 Intraco, Ltd..........................................       264,500       231,570
 Isetan (Singapore), Ltd...............................        61,000        96,201
 Jack Chia-MPH, Ltd....................................       638,000       292,231
 Jaya Holdings, Ltd....................................       248,400       133,221
 Jurong Cement, Ltd....................................        80,500       149,357
 Jurong Engineering, Ltd...............................        87,000       132,664
 Kay Hian Holdings, Ltd. (Foreign).....................     1,013,000       646,072
 *Keppel Fels Energy and Infrastructure, Ltd...........       233,500       232,860
 Keppel Marine Industries, Ltd.........................       505,500       674,106
 Keppel Tatlee Finance, Ltd............................       319,750       279,941
 Keppel Telecommunications and Transportation, Ltd.....       974,000     1,332,754
 Khong Guan Flour Milling, Ltd.........................        10,000        13,683
 Kian Ho Bearings, Ltd.................................       277,000        71,471
 Kim Eng Holdings, Ltd.................................     1,656,200     1,027,485
 Koh Brothers, Ltd.....................................       273,000        78,351
 L & M Group Investments, Ltd..........................       337,100       128,020
 LC Development, Ltd...................................       225,333        84,268
 Labroy Marine, Ltd....................................       291,000       291,889
 Lee Kim Tah Holdings, Ltd.............................       159,000        78,360
 Liang Court Holdings, Ltd.............................     1,199,000       660,422
 Liang Huat Aluminum, Ltd..............................       722,000       115,119
 Lim Kah Ngam, Ltd.....................................       350,999       132,281
 *Low Keng Huat Singapore, Ltd.........................       144,000        37,571
 Lum Chang Holdings, Ltd...............................     1,049,030       462,254
 Metalock (Singapore), Ltd.............................        60,000        25,047
 Metro Holdings, Ltd...................................       266,160       390,429
 *Neptune Orient Lines, Ltd............................     1,222,000     1,013,179
 *Nippecraft, Ltd......................................       886,000       159,248
 #Orchard Parade Holdings, Ltd.........................       737,320       534,373
 *Osprey Maritime, Ltd.................................       871,000       391,380
 Ossia International, Ltd..............................       264,000        52,043
 Overseas Union Enterprise, Ltd........................       200,000       608,791
 Overseas Union Trust (Foreign)........................       163,800       225,082
 *PCI, Ltd.............................................       225,000        65,228
 *Pacific Can Investment Holdings, Ltd.................       101,000        10,834
 Pacific Carriers, Ltd.................................       761,000       423,579
 Pan Malayan Holdings, Ltd.............................       133,000       111,043

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Pan Pacific Public Co., Ltd...........................        69,750  $     30,129
 Pan-United Corp., Ltd.................................     1,184,000       494,269
 Pentex-Schweizer Circuits, Ltd........................       183,200       127,463
 Pertama Holdings, Ltd.................................        68,750        11,759
 *Pokka Corp. (Singapore), Ltd.........................        79,000        30,002
 Prima, Ltd............................................        95,000       215,918
 Provisions Suppliers Corp.............................       544,600       290,499
 Republic Hotels and Resorts, Ltd......................       787,000       657,077
 Resources Development Corp., Ltd......................       104,000        96,479
 Robinson & Co., Ltd...................................       181,360       525,763
 Rotary Engineering, Ltd...............................       242,000       108,742
 SMB United............................................       479,000       104,147
 SNP Corp., Ltd........................................        68,000        30,753
 *SPP, Ltd.............................................       454,000       103,976
 *ST Capital, Ltd......................................       940,553       376,280
 San Teh, Ltd..........................................       523,672       177,621
 *Scotts Holdings, Ltd.................................       482,000       229,161
 Sea View Hotel, Ltd...................................        44,000       265,317
 Shangri-la Hotel, Ltd.................................       377,700       845,304
 Sime Singapore, Ltd...................................     1,477,000       603,738
 Sin Soon Huat, Ltd....................................       441,000        88,214
 Sing Investments & Finance, Ltd. (Foreign)............        94,500        68,763
 #Singapore Finance, Ltd...............................       502,000       582,120
 Singapore Reinsurance Corp., Ltd......................       200,700       159,421
 Singapura Building Society, Ltd.......................        65,250        47,668
 *Singatronics, Ltd....................................       620,000       158,170
 Ssangyong Cement (Singapore), Ltd.....................       201,000       268,042
 Stamford Tyres Corp., Ltd.............................        62,000        21,209
 Straits Trading Co., Ltd..............................       474,000       593,623
 Sunright, Ltd.........................................       338,000       215,570
 Superbowl Holdings, Ltd...............................       188,000        46,326
 Superior Metal Printing, Ltd..........................       235,500        56,665
 Tibs Holdings, Ltd....................................       203,500       410,603
 Tiger Medicals, Ltd...................................       155,000       124,918
 Times Publishing, Ltd.................................       334,000       646,803
 *Transmarco, Ltd......................................        48,000        81,543
 Tuan Sing Holdings, Ltd...............................     3,106,000       666,319
 United Engineers, Ltd.................................       431,500       432,818
 United Overseas Finance, Ltd..........................       134,500       128,672
 United Overseas Insurance, Ltd........................        75,500        99,807
 United Pulp & Paper Co., Ltd..........................       289,000       123,158
 *Uraco Holdings, Ltd..................................       557,000       179,237
 *Van der Horst, Ltd...................................       309,100        94,985
 Vickers Ballas Holdings, Ltd..........................     1,314,000       975,179
 WBL Corp., Ltd........................................       280,000       314,948
 Wearnes International (1994), Ltd.....................        33,000        13,967
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $41,151,997)...................................                  38,520,320
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.2%)
 *Singapore Dollars
   (Cost $392,138).....................................                     391,725
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 *First Capital Corp., Ltd. 7% Non-Redeemable
   Convertible
   (Cost $102,711).....................................       172,500       229,036
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $41,646,846)...................................                  39,141,081
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------
AUSTRALIA -- (19.4%)
COMMON STOCKS -- (19.1%)
 A.P. Eagers, Ltd......................................         8,816  $     24,209
 ARB Corporation, Ltd..................................        11,364        42,351
 *AWA, Ltd.............................................       373,000       153,642
 Abigroup, Ltd.........................................       129,710       196,754
 Acacia Resources, Ltd.................................       294,603       315,895
 Adelaide Bank, Ltd....................................        82,302       313,181
 Adelaide Brighton, Ltd................................       282,477       169,915
 Adsteam Marine, Ltd...................................        81,200       148,654
 *Airboss, Ltd.........................................       274,800         4,671
 *Allstate Explorations NL.............................        15,261        11,475
 Amalgamated Holdings, Ltd.............................       135,552       315,513
 *Amity Oil NL.........................................        43,079         6,901
 *An Feng Kingstream Steel, Ltd........................       764,927        49,513
 *Anzoil NL............................................       123,126        14,491
 *Aquarius Platinum NL.................................        44,452        22,670
 *Ariadne Australia, Ltd...............................        75,114        32,905
 Ashanti Goldfields Co., Ltd...........................        16,243       116,237
 Ashanti Goldfields Co., Ltd. ADR......................        15,990        31,085
 Ashton Mining, Ltd....................................       523,700       243,110
 Asia Pacific Specialty Chemicals, Ltd.................        56,784        38,983
 Atkins Carlyle, Ltd...................................        59,551       132,772
 *Auridiam Consolidated NL.............................        63,097         2,682
 *Aurora Gold, Ltd.....................................       226,812       133,466
 Ausdoc Group, Ltd.....................................       111,697       204,485
 Ausdrill, Ltd.........................................        34,977        10,748
 Australian Hospital Care, Ltd.........................       215,500       133,854
 *Australian Kaolin, Ltd...............................       182,145        19,055
 Australian Oil & Gas Corp., Ltd.......................        93,308        94,561
 Australian Pharmaceutical Industries, Ltd.............       106,000       152,472
 Australian Provincial Newspaper Holdings, Ltd.........       337,067       577,404
 *Australian Resources, Ltd............................       141,446        21,271
 Avatar Industries, Ltd................................       229,505        76,529
 BT Hotel Group BHT....................................       430,000       213,670
 Bank of Queensland, Ltd...............................       118,629       468,479
 *Beach Petroleum NL...................................       247,800         4,861
 *Beaconsfield Gold NL.................................        58,966        50,120
 Bendigo Bank, Ltd.....................................        82,511       334,476
 *Beyond International, Ltd............................        54,450        33,109
 *#Biota Holdings, Ltd.................................        97,808       338,932
 Blackmores, Ltd.......................................        27,894        90,277
 *Bligh Oil & Minerals NL..............................        58,844         6,156
 Boag (J.) & Son, Ltd..................................        10,000         4,184
 *Boulder Group NL.....................................        78,500        11,805
 Brandrill, Ltd........................................        91,884        31,240
 Bridgestone Australia, Ltd............................        49,000       103,321
 Buderim Ginger, Ltd...................................         7,889         4,230
 CI Technologies Group, Ltd............................        59,000       198,665
 *CIM Resources, Ltd...................................       209,281         9,442
 Campbell Brothers, Ltd................................        54,021       157,175
 *Cape Range, Ltd......................................       430,495        32,369
 Capral Aluminium, Ltd.................................       379,330       550,595
 *Carrington Cotton Corp., Ltd.........................        22,200        61,108
 Casinos Austria International, Ltd....................       158,991        59,253
 Cedar Woods Properties, Ltd...........................         5,000         2,779
 *Centaur Mining & Exploration, Ltd....................       620,579       125,783
 Central Equity, Ltd...................................       123,243       146,655
 Central Norseman Gold Corp., Ltd......................       409,800       107,175

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Centro Properties, Ltd................................       239,291  $    419,298
 *Charter Pacific Corp., Ltd...........................        72,823        49,042
 Cinema Plus, Ltd......................................        75,700        38,606
 *Cityview Energy Corp., Ltd...........................         4,945         2,263
 *Clifford Corp., Ltd..................................       161,750        27,497
 *Climax Mining, Ltd...................................       134,600        14,961
 Coal & Allied Industries, Ltd.........................        11,250       110,333
 Coates Hire, Ltd......................................       247,389       389,816
 Computershare, Ltd....................................        40,000       366,273
 *Consolidated Gold NL.................................       123,748         2,508
 Consolidated Paper Industries, Ltd....................        59,279        93,020
 *Consolidated Rutile, Ltd.............................       310,652       126,945
 *Coolgardie Gold NL...................................       222,685         6,115
 *Coplex Resources NL..................................       231,400        13,617
 *Corporate Express Australia, Ltd.....................       102,962       150,795
 Coventry Group, Ltd...................................        63,616       202,146
 Crane (G.E) Holdings, Ltd.............................        77,692       429,235
 *Croesus Mining NL....................................        97,100        24,442
 *Cudgen RZ, Ltd.......................................        36,650        15,576
 *Cultus Petroleum NL..................................       288,808       139,734
 *DJL, Ltd.............................................       277,900         2,180
 Danks Holdings, Ltd...................................        10,425        61,345
 Delfin Property Group, Ltd............................        26,361       101,689
 Delta Gold NL.........................................       373,100       512,279
 *Denehurst, Ltd.......................................        95,000         4,534
 *Devex, Ltd...........................................       205,364        42,296
 Devine, Ltd...........................................        44,183        16,466
 Dollar Sweets Holdings, Ltd...........................       127,086        58,164
 Dome Resources NL.....................................        40,000         6,048
 *Dominion Mining, Ltd.................................       168,015        42,842
 ERG, Ltd..............................................       298,635       507,664
 *Eagers (A.P.), Ltd. Issue 99.........................         2,204         5,923
 Eastern Aluminum, Ltd.................................       148,949       108,099
 *Easycall Group.......................................        99,300        16,231
 *Emporer Mines, Ltd...................................       120,600        37,060
 Energy Developments, Ltd..............................       116,196       345,672
 *Energy Equity Corp., Ltd.............................       325,630        59,613
 Energy Resources of Australia, Ltd. Series A..........       231,589       264,983
 *Equatorial Mining, Ltd...............................        43,214       129,970
 Evans Deakin Industries, Ltd..........................       177,590       459,807
 *Exergy, Inc. Issue 99................................         7,174             0
 Finemore Holdings, Ltd................................        75,789       106,538
 Fleetwood Corp., Ltd..................................        13,438        13,179
 Flight Centre, Ltd....................................        29,573       139,216
 *ForBio, Inc..........................................         5,480        15,765
 Forest Place Group, Ltd...............................        74,058        29,053
 *Formulab Neuronetics Corp., Ltd......................        74,250           922
 Forrester Parker Group, Ltd...........................       142,602       104,425
 Freedom Furniture, Ltd................................       123,400       133,932
 Futuris Corp., Ltd....................................       580,000       777,399
 GUD Holdings, Ltd.....................................        79,652       108,323
 GWA International, Ltd................................       176,533       309,330
 Gazal Corp., Ltd......................................        25,365        26,701
 *Gold Mines of Australia, Ltd.........................        55,307         2,640
 Golden West Refining Corp., Ltd.......................        17,330         7,875
 #Goldfields, Ltd......................................       360,913       221,816
 *Goldstream Mining NL.................................        14,400         3,954
 Gowing Bros., Ltd.....................................        55,447        67,067
 Grand Hotel Group.....................................       176,400       175,309
 Grange Resources NL...................................        57,506        32,711
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Greenfields Energy Corp., Ltd........................       193,687  $     27,860
 Green's Foods, Ltd....................................        52,866        20,739
 Gunns, Ltd............................................        39,400        43,536
 Hancock and Gore, Ltd.................................        24,060        22,023
 *Haoma Mining NL......................................        98,816        10,660
 Harris Scarfe Holdings, Ltd...........................        91,384       114,718
 Hartley Poynton, Ltd..................................        49,279        60,251
 *Helix Resources NL...................................        25,000         4,822
 #Henry Walker Group, Ltd..............................       287,948       387,832
 *Herald Resources, Ltd................................        69,910        12,570
 Hills Industries, Ltd.................................       190,435       298,827
 Hills Motorway Group..................................        50,000       134,034
 *Holyman, Ltd.........................................        75,312        18,465
 *Hudson Conway, Ltd...................................        64,235       245,691
 Iama, Ltd.............................................       104,788       161,006
 *Intellect Holdings, Ltd..............................        75,070        32,395
 Ipoh, Ltd.............................................       139,966       173,509
 Ipswich and West Moreton Building Society, Ltd........        11,694        22,326
 *Ixla, Ltd............................................        40,248        84,077
 *Johnson's Well Mining NL.............................        20,000        49,691
 Joyce Corp., Ltd......................................        13,049        16,808
 *Jubilee Gold Mines NL................................       113,400        25,950
 Just Jeans Holdings, Ltd..............................        94,342        98,693
 *Keycorp, Ltd.........................................        36,542        71,676
 *Kidston Gold Mines, Ltd..............................       246,300        67,636
 *Kingsgate Consolidated NL............................        15,733         4,629
 *Kresta Holdings, Ltd.................................        56,700         2,410
 Lemarne Corp., Ltd....................................        20,790        33,983
 *Lynas Gold NL........................................        40,500         2,780
 *MRI Holdings, Ltd....................................        36,169        11,469
 MacMahon Holdings, Ltd................................       192,179        42,722
 Magellan Petroleum Australia, Ltd.....................        32,760        32,129
 Maryborough Sugar Factory, Ltd........................           600         3,138
 Maxi-Cube, Ltd........................................       123,420        28,243
 McConnell Dowell Corp., Ltd...........................        27,438        41,979
 McGuigan (Brian) Wines, Ltd...........................        48,294        89,675
 McPherson's, Ltd......................................        61,500        31,364
 *Meekatharra Minerals, Ltd............................        70,200         7,803
 Metalcorp, Ltd........................................       112,800       100,302
 Mirvac, Ltd...........................................       381,397       553,346
 Monadelphous Group, Ltd...............................        16,383        33,742
 *Mosaic Oil NL........................................       314,295        40,071
 *Mount Kersey Mining NL...............................        73,076        35,834
 *Murrin Murrin Investment Property, Ltd. Promissory
   Notes 06/30/00......................................        40,918         5,351
 *Murrin Murrin Investment Property, Ltd. Promissory
   Notes 06/30/01......................................        40,918        10,701
 National Can Industries, Ltd..........................        97,017       126,864
 Nautronix, Ltd........................................        74,694        56,162
 *Newcrest Mining, Ltd.................................       127,708       237,971
 Normandy Mt. Leyshon, Ltd.............................       133,376       155,224
 North Flinders Mines, Ltd.............................        82,569       183,551
 *Novogen, Ltd.........................................        64,288       114,330
 Novus Petroleum, Ltd..................................       171,258       176,917
 OPSM Protector, Ltd...................................       257,306       477,782
 Oil Company of Australia, Ltd.........................        51,800        68,414
 *Orbital Engine Corp., Ltd............................       537,358       133,509
 Oroton International, Ltd.............................        34,600        38,910
 Pacific BBA, Ltd......................................       256,282       946,735
 Pacific Hydro, Ltd....................................        53,834        39,774

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Pan Pacific Petroleum NL.............................       327,800  $     17,575
 Parbury, Ltd..........................................       168,113        33,525
 *Payce Consolidated, Ltd..............................        18,000         9,415
 Penfold (W.C.), Ltd...................................        14,100        14,750
 *Peptide Technology, Ltd..............................       176,600        58,887
 *Perilya Mines NL.....................................       263,500        39,625
 Permanent Trustee Co., Ltd............................        14,000       112,131
 Petaluma, Ltd.........................................        29,519        88,781
 Peter Lehmann Wines, Ltd..............................        35,586        51,420
 *Petroz NL............................................       308,910       100,987
 *Petsec Energy, Ltd...................................        97,992        30,753
 Pirelli Cables Australia, Ltd.........................        97,420        49,683
 *Polartechnics, Ltd...................................        37,205        81,977
 Portman Mining, Ltd...................................       166,100        84,708
 *Power Pacific, Ltd...................................       302,000             0
 *Precious Metals Australia, Ltd.......................        75,757        16,346
 *Preston Resources NL.................................        64,000        43,100
 Prime Television, Ltd.................................       154,402       188,780
 *Progen Industries, Ltd...............................        14,388        41,392
 *Quantum Resources, Ltd...............................       115,007        13,911
 Queensland Cotton Holdings, Ltd.......................        39,866       123,811
 *Queensland Metals Corp., Ltd.........................       327,666       134,969
 *Raptis Group, Ltd....................................        12,000           981
 Rebel Sport, Ltd......................................        77,898        45,839
 *Redfire Resources NL.................................        23,250         1,383
 Reece Australia, Ltd..................................        32,100       314,817
 Reinsurance Australia Corp., Ltd......................       200,604       141,653
 Resolute, Ltd.........................................       324,045       194,919
 Ridley Corp., Ltd.....................................       573,921       367,739
 Rock Building Society, Ltd............................        11,373        18,739
 Ross Mining NL........................................       296,807       161,070
 Rural Press, Ltd......................................       202,588       675,532
 SPC, Ltd..............................................        48,398        28,479
 Sabre Group, Ltd......................................        21,842        24,277
 Schaffer Corp., Ltd...................................        13,800        22,647
 Scientific Services, Ltd..............................       122,237        32,768
 Scott Corp., Ltd......................................        43,000        39,360
 Siddons Ramset, Ltd...................................       102,909       368,719
 Simeon Wines, Ltd.....................................        74,285       184,564
 #Simsmetal, Ltd.......................................       147,800       661,953
 Singleton Group, Ltd..................................        26,804        92,883
 *Sino Securities International, Ltd...................         8,118        12,739
 Skilled Engineering, Ltd..............................       115,022       229,373
 *Solution 6 Holdings, Ltd.............................        51,910       103,178
 Sonic Healthcare, Ltd.................................       184,902       517,425
 Sons of Gwalia, Ltd...................................       210,780       555,388
 Southern Cross Broadcasting (Australia), Ltd..........        41,599       228,467
 *Southern Pacific Petroleum NL........................        82,140       131,578
 Southern Star Group, Ltd..............................       148,407        92,181
 *Spectrum Network Systems, Ltd. Series B..............       153,959       175,152
 Spicers Paper, Ltd....................................       246,300       312,412
 Spotless Group, Ltd...................................       236,819       619,353
 *Spotless Group, Ltd. Issue 99........................        11,840        30,346
 Spotless Services, Ltd................................       581,394       437,150
 *Spotless Services, Ltd. Issue 99.....................        83,056        60,821
 *St. Barbara Mines, Ltd...............................       375,500        17,186
 *Straits Resources, Ltd...............................        56,534        20,699
 *Strategic Minerals Corp. NL..........................        13,100           210
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Sydney Aquarium, Ltd..................................        24,135  $     62,805
 Tandou, Ltd...........................................         3,100         3,223
 *Tanganyika Gold NL...................................        14,760         4,487
 *Tap Oil..............................................       122,200        51,933
 *Target Mining Corp., Ltd.............................        54,667         1,215
 Tassal, Ltd...........................................        84,203        72,671
 *Techniche, Ltd.......................................        17,610        11,744
 Telecasters Australia, Ltd............................        20,546       107,468
 Television & Media Services, Ltd......................       125,466       136,995
 Tempo Service, Ltd....................................        49,087        65,472
 Ten Network Holdings, Ltd.............................       110,000       162,541
 Thakral Holdings Group................................       651,138       251,181
 *Thakral Holdings Group...............................        28,694        10,881
 Ticor, Ltd............................................       347,850       131,911
 Timbercorp Eucalyptus, Ltd............................        14,000        84,213
 *Titan Resources NL...................................        50,000         3,923
 #Toll Holdings, Ltd...................................        60,423       221,234
 *Tooth & Co., Ltd.....................................       153,000        16,006
 Tourism Assets Holdings, Ltd..........................       469,760       193,499
 *Transcom International, Ltd..........................        37,200        15,323
 *Triako Resources, Ltd................................         5,400         1,059
 *Troy Resources NL....................................        22,548         3,980
 *Union Gold Mining Co. NL.............................       142,500        55,902
 United Construction Group, Ltd........................        81,554       152,501
 *Victoria Petroleum NL................................       147,973         4,354
 Villa World, Ltd......................................       134,700       100,400
 Visions Systems, Ltd..................................        15,626        71,006
 *Walhalla Mining Company NL...........................           681           232
 Walker Corp., Ltd.....................................       434,960       196,228
 Wattyl, Ltd...........................................       152,678       438,231
 Webster, Ltd..........................................        33,551        19,743
 Wesfi, Ltd............................................        76,261        70,803
 Western Metals, Ltd...................................       379,766       109,252
 Westralian Sands, Ltd.................................       151,806       317,615
 White (Joe) Maltings, Ltd.............................        27,254        55,596
 Wide Bay Capricorn Building Society, Ltd..............        12,371        29,523
 Wills (W.D. & H.O.) Holdings, Ltd.....................       244,036       973,298
 Yates (Arthur) and Co. Property, Ltd..................       143,963        94,127
 *Zimbabwe Platinum Mines, Ltd.........................        74,620        16,100
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $38,167,182)...................................                  33,289,345
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.3%)
 *Australian Dollar
   (Cost $526,535).....................................                     526,616
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Adelaide Brighton, Ltd. Rights 06/25/99..............        84,743         9,973
 *Beach Petroleum NL Warrants 03/31/04.................        82,600           432
 *Eagers (A.P.), Ltd. Warrants 01/31/03................         2,204             0
 *Kingsgate Consolidated NL Warrants 03/31/00..........         1,573           123
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      10,528
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $38,693,717)...................................                  33,826,489
                                                                       ------------

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
NEW ZEALAND -- (5.2%)
COMMON STOCKS -- (5.1%)
 *AFFCO Holdings, Ltd..................................       227,088  $     26,785
 *Advantage Group, Ltd.................................        44,000        40,103
 Baycorp Holdings, Ltd.................................       144,014       386,058
 CDL Hotels NZ, Ltd....................................       657,244       119,807
 CDL Investments NZ, Ltd...............................       191,786        25,706
 Cavalier Corp., Ltd...................................        43,907        80,037
 Ceramco Corp., Ltd....................................        59,127        42,795
 Colonial Motor Co., Ltd...............................        37,752        46,553
 Corporate Investments, Ltd............................       807,127       341,859
 *Cue Energy Resources NL..............................       452,354        16,734
 DB Group, Ltd.........................................       189,577       238,854
 Donaghys, Ltd.........................................        37,239        24,957
 Eastern Equities Corp., Ltd...........................        41,001         9,892
 Ebos Group, Ltd.......................................         9,036        25,434
 *Ernest Adams, Ltd....................................        20,495        18,570
 *Evergreen Forests, Ltd...............................       122,501        29,555
 Fernz Corp., Ltd......................................       191,102       586,056
 #Fisher & Paykel Industries, Ltd......................       155,290       498,710
 Force Corp., Ltd......................................       291,114        87,404
 Hallenstein Glassons Holdings, Ltd....................       109,038       142,641
 Hellaby Holdings, Ltd.................................        61,379        64,170
 Horizon Energy Distribution, Ltd......................         3,875        13,920
 *Kingsgate International Corp., Ltd...................       479,679        43,977
 LWR Industries, Ltd...................................        49,137        28,715
 Met Lifecare, Ltd.....................................        65,900        67,130
 Michael Hill International, Ltd.......................        47,040        73,642
 *Natural Gas Corp. Holdings, Ltd......................        42,200        35,521
 New Zealand Oil & Gas, Ltd............................       189,110        34,472
 New Zealand Refining Co., Ltd.........................        42,119       361,307
 *Northland Port Corp. (New Zealand), Ltd..............        77,971        51,836
 Nuplex Industries, Ltd................................       173,128       278,463
 *Otter Gold Mines, Ltd................................        89,321        43,100
 Owens Group, Ltd......................................        94,922        69,212
 PDL Holdings, Ltd.....................................        16,581        42,671
 Pacific Retail Group, Ltd.............................        52,744        36,762
 Port of Tauranga, Ltd.................................       143,746       412,314
 Ports of Auckland.....................................       177,558       480,740
 Progessive Enterprises, Ltd...........................       296,830       373,985
 Radio Pacific, Ltd....................................         5,200        18,122
 Reid Farmers, Ltd.....................................        68,334        19,051
 Restaurant Brand New Zealand, Ltd.....................        90,900        61,406
 *Richina Pacific, Ltd.................................       137,322        47,855
 Sanford, Ltd..........................................       174,612       426,891
 Scott Technology, Ltd.................................        23,274        29,324
 *Seafresh Fisheries...................................        80,520         4,965
 Shortland Properties, Ltd.............................       381,380       120,639
 South Eastern Utilities, Ltd..........................        73,279        33,395
 South Port New Zealand, Ltd...........................        39,528        17,166
 St. Lukes Group, Ltd..................................       309,755       322,180
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Steel & Tube Holdings, Ltd............................       117,010  $    103,511
 *Summit Gold, Ltd.....................................       107,419         7,199
 Tasman Agriculture, Ltd...............................       263,200       110,067
 Taylors Group, Ltd....................................        29,646        18,279
 *Tourism Holdings, Ltd................................        62,794        73,393
 Trans Tasman Properties, Ltd..........................       593,308       120,877
 Transalta New Zealand, Ltd............................       264,300       311,744
 Tranz Rail Holdings, Ltd..............................       109,700       199,381
 Trustpower, Ltd.......................................        17,549        37,729
 Warehouse Group, Ltd..................................       251,743       958,283
 Waste Management NZ, Ltd..............................        76,006       370,824
 Williams & Kettle, Ltd................................        17,172        19,334
 Wrightson, Ltd........................................       317,720        57,916
 Zuellig NZ, Ltd.......................................       148,825        40,693
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,206,299)...................................                   8,830,671
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *New Zealand Dollar
   (Cost $198,162).....................................                     197,976
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $11,404,461)...................................                   9,028,647
                                                                       ------------
UNITED STATES -- (0.1%)
COMMON STOCKS -- (0.1%)
 *TMP Worldwide, Inc.
   (Cost $159,815).....................................         5,658       276,181
                                                                       ------------
SOUTH KOREA -- (0.0%)
COMMON STOCKS -- (0.0%)
 Korea Green Cross Co., Ltd.
   (Cost $156).........................................             4           189
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (4.8%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
   06/01/99 (Collateralized by U.S. Treasury Notes
   6.75%, 04/30/00, valued at $8,525,000)
   to be repurchased at $8,397,290.
   (Cost $8,393,000)...................................  $      8,393     8,393,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $244,162,281)++....                $174,731,355
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  Approximate cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
UNITED KINGDOM -- (97.8%)
COMMON STOCKS -- (97.8%)
 600 Group P.L.C.......................................       100,910  $    118,849
 *AAF Industries P.L.C.................................        53,256        63,577
 *ABI Leisure Group P.L.C..............................        73,000             0
 AIM Group P.L.C.......................................        32,063        70,645
 API Group P.L.C.......................................        51,500       307,402
 ASDA Property Holdings P.L.C..........................        94,000       240,249
 *ASW Holdings P.L.C...................................       949,314       250,996
 Abacus Polar P.L.C....................................        75,000       171,258
 Abbeycrest P.L.C......................................        42,590        88,721
 Abbot Group P.L.C.....................................        92,595       206,241
 Aberdeen Trust P.L.C..................................        38,500        73,106
 Acal P.L.C............................................         2,000        12,707
 *Acatos & Hutcheson P.L.C.............................        79,000       188,620
 *Acorn Computer Group P.L.C...........................       100,000       383,777
 Action Computer Supplies Holdings, Ltd................        88,000       316,572
 Adam & Harvey Group P.L.C.............................        10,500        24,817
 Admiral P.L.C.........................................         2,800        40,044
 Adscene Group P.L.C...................................        48,933       171,719
 *African Lakes Corp. P.L.C............................         7,760         5,596
 Airflow Streamlines P.L.C.............................        20,500        44,675
 Airsprung Furniture Group P.L.C.......................        58,000        99,910
 Alba P.L.C............................................       100,125       497,368
 *Albemarle Property Investment P.L.C..................       600,000        28,843
 *Alexanders Holdings P.L.C............................        71,000        19,341
 Alexandra Workwear P.L.C..............................        86,243       198,312
 *Alexon Group P.L.C...................................       106,500       388,244
 Allders P.L.C.........................................        16,000        29,997
 Allen P.L.C...........................................        25,000       116,776
 Allied Carpets Group P.L.C............................        24,000        13,845
 Allied Leisure P.L.C..................................       265,166        95,604
 Allied London Properties P.L.C........................       154,852       218,360
 Allied Textile Companies P.L.C........................       128,033       210,290
 Alpha Airports Group P.L.C............................       318,263       308,543
 *Alphameric P.L.C.....................................         2,046         2,541
 Alumasc Group P.L.C...................................       100,245       180,713
 Alvis P.L.C...........................................       150,000       436,256
 Amey P.L.C............................................        56,000       637,118
 Andrew Sykes Group P.L.C..............................       203,650       546,604
 *Anglesey Mining P.L.C................................        55,000         3,966
 Anglian Group P.L.C...................................       126,280       610,092
 Anglo Eastern Plantations P.L.C.......................        57,166        41,680
 Anite Group P.L.C.....................................       250,000       166,250
 Apollo Metals P.L.C...................................        62,307       111,323
 Aquarius Group P.L.C..................................         8,000        17,947
 Arlen P.L.C...........................................       120,728        58,037
 Armitage Brothers P.L.C...............................         4,000        11,794
 *Armour Trust P.L.C...................................       198,500        33,398
 Ascot P.L.C...........................................        53,435       256,874
 Ash & Lacy P.L.C......................................        78,098       147,045
 Ashtenne Holdings P.L.C...............................        50,000       128,193
 *Associated British Engineering P.L.C.................       534,500         8,565
 Associated Nursing Services P.L.C.....................        28,000        62,141
 Aukett Associates P.L.C...............................       142,375        33,081
 Austin Reed Group P.L.C...............................        68,999       103,378

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Avesco P.L.C..........................................        29,998  $    140,602
 Avon Rubber P.L.C.....................................        60,364       477,836
 *Azlan Group P.L.C....................................       185,000       234,192
 BNB Resources P.L.C...................................        49,000        75,770
 BPP Holdings P.L.C....................................        50,450       470,902
 BS P.L.C..............................................         7,000        16,264
 BSG International P.L.C...............................        59,597       142,293
 BTG P.L.C.............................................        50,000       212,319
 *BWA Group P.L.C......................................         6,300         1,010
 BWI P.L.C.............................................       102,452       165,812
 Babcock International Group P.L.C.....................       122,557       213,079
 Baggeridge Brick P.L.C................................        98,000       170,384
 Bailey (Ben) Construction P.L.C.......................        26,000        24,789
 *Bailey (C.H.) P.L.C..................................       109,500         8,335
 *Bailey (C.H.) P.L.C. Class B.........................        10,000         2,404
 Bandt P.L.C...........................................       315,000       184,237
 Banks (Sidney C.) P.L.C...............................        26,736        90,825
 Barlows P.L.C.........................................        50,000        52,479
 Barr (A.G.) P.L.C.....................................        43,000       303,865
 Baynes (Charles) P.L.C................................       341,378       273,514
 Beattie (James) P.L.C.................................       132,247       374,028
 Beauford P.L.C........................................         1,312            63
 Bellway P.L.C.........................................        93,000       528,291
 Bemrose Corp. P.L.C...................................        50,375       299,880
 Benchmark Group P.L.C.................................        26,892        97,603
 Benson Group P.L.C....................................        77,856        23,704
 Bentalls P.L.C........................................        91,617       103,500
 Berisford P.L.C.......................................       200,000       764,350
 Bespak P.L.C..........................................        55,918       712,348
 Betacom P.L.C.........................................       149,652       123,499
 Bett Brothers P.L.C...................................        33,108        88,863
 *Beverley Group P.L.C.................................        86,820         1,043
 *Biocompatibles International P.L.C...................        11,250        17,396
 Birkby P.L.C..........................................       108,157       396,884
 *Birkdale Group P.L.C.................................        33,600           538
 Birse Group P.L.C.....................................       421,901        54,085
 Black (A & C) P.L.C...................................         2,250        12,349
 Black (Peter) Holdings P.L.C..........................       111,495       644,072
 Black Arrow Group P.L.C...............................        56,500        83,746
 Blacks Leisure Group P.L.C............................        60,959       203,666
 Blagden Industries P.L.C..............................       131,092       191,157
 Blick P.L.C...........................................        68,555       222,453
 Blockleys P.L.C.......................................        74,244        41,044
 Body Shop International P.L.C.........................       139,000       256,145
 *Bolton Group (International), Ltd....................        23,000           737
 Boosey & Hawkes P.L.C.................................        35,500       247,452
 Boot (Henry) & Sons P.L.C.............................        47,000       146,861
 Booth Industries Group P.L.C..........................         5,000         3,005
 Bostrom P.L.C.........................................        36,000        98,644
 Bourne End Properties P.L.C...........................       141,021        85,870
 Bradstock Group P.L.C.................................       130,000        84,367
 Brammer (H.) P.L.C....................................        85,536       707,249
 Brasway P.L.C.........................................       217,701        41,862
 Break for the Border Group P.L.C......................        70,000        38,137
 Breedon P.L.C.........................................        65,428       137,868
 Brent International P.L.C.............................       149,531       239,610
 *Brent Walker Group P.L.C.............................       128,571             0

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Bridgend Group P.L.C..................................        93,000  $      8,196
 Bridport-Gundry P.L.C.................................        38,500        62,310
 Bristol United Press P.L.C............................        29,500       236,355
 Bristol Water Holdings P.L.C..........................        12,000       280,261
 Britannia Group P.L.C.................................        50,000        36,054
 *British Biotech P.L.C................................       198,000        50,764
 British Fittings Group P.L.C..........................        62,658       128,015
 British Mohair Holdings P.L.C.........................        31,500        45,176
 British Polythene Industries P.L.C....................        56,740       345,499
 British Steam Specialties Group P.L.C.................        47,905       372,303
 *British Thornton Holdings P.L.C......................        35,000        24,397
 British-Borneo Petroleum Syndicate P.L.C..............        93,414       246,984
 Brockhampton Holdings P.L.C...........................        12,000        39,996
 Brockhampton Holdings P.L.C. Series A Non-Voting......        48,000        72,685
 Brooke Industrial Holdings P.L.C......................        15,574        19,341
 Brooks Service Group P.L.C............................        25,500        57,410
 *Brown & Jackson P.L.C................................       296,819       713,439
 Brunel Holdings P.L.C.................................       276,000        24,325
 Bryant Group P.L.C....................................        21,136        48,940
 Budgens P.L.C.........................................       306,137       291,881
 Bulgin (A.F.) & Co. P.L.C.............................         4,000         6,922
 Bulgin (A.F.) & Co. P.L.C. Class A Non-Voting.........        52,000         8,333
 *Bullers P.L.C........................................            97             0
 Bullough P.L.C........................................       256,000       344,582
 Bulmer (H.P.) Holdings P.L.C..........................        60,500       356,276
 *Burn Stewart Distillers P.L.C........................       142,500        38,818
 *Burnden Leisure P.L.C................................        33,000        11,633
 Burndene Investments P.L.C............................       175,001       103,757
 Burtonwood Brewery P.L.C..............................        38,000       108,387
 Business Post Group P.L.C.............................        25,000       161,242
 CLS Holdings P.L.C....................................       102,907       209,422
 CRT Group P.L.C.......................................        94,495       204,417
 Cadcentre Group P.L.C.................................        10,000        29,244
 Caffyns P.L.C.........................................         6,000        34,131
 *Cairn Energy P.L.C...................................        43,306        89,518
 Cala P.L.C............................................        98,400       312,989
 Calderburn P.L.C......................................       107,636       138,844
 *Calluna P.L.C........................................        58,000        13,941
 *Calluna P.L.C. Issue 99..............................        19,140         4,601
 Camellia P.L.C........................................         2,950       163,085
 *Cantab Pharmaceuticals P.L.C.........................        80,000       248,694
 Cape P.L.C............................................       119,518       125,444
 Capital Corp. P.L.C...................................       205,000       277,577
 Capital Industries P.L.C..............................        75,937        55,974
 Carclo Engineering Group P.L.C........................       100,463       222,961
 *Cardinal Business Group P.L.C........................        25,000         4,607
 *Carlisle Holdings, Ltd...............................       375,000       105,158
 Carpetright P.L.C.....................................        95,000       493,222
 Carr's Milling Industries P.L.C.......................        19,000        28,162
 Castings P.L.C........................................        79,000       232,293
 *Cathay International P.L.C...........................       439,600        33,460
 Caverdale Group P.L.C.................................        63,924       119,334
 *Celltech P.L.C.......................................         7,000        50,195
 Chamberlin & Hill P.L.C...............................        18,000        55,523
 *Channel Holdings P.L.C...............................       230,500        15,698
 Chemring Group P.L.C..................................        49,000       104,036
 Chesterfield Properties P.L.C.........................        25,000       182,274
 *Chiroscience Group P.L.C.............................        10,000        38,858
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Chloride Group P.L.C..................................       485,500  $    556,249
 Christie Group P.L.C..................................        52,725        48,580
 Chrysalis Group P.L.C.................................        66,336       868,982
 Church & Co. P.L.C....................................        20,500       149,465
 Churchill China P.L.C.................................        30,000        43,986
 Cirqual P.L.C.........................................        50,000       130,997
 City Centre Restaurants P.L.C.........................       433,500       507,091
 City Technology Holdings P.L.C........................        15,000        53,480
 Clarkson (Horace) P.L.C...............................        44,733        53,044
 *Clinical Computing P.L.C.............................        40,000        24,677
 Clinton Cards P.L.C...................................       124,460       508,562
 *Clubhaus P.L.C.......................................        31,694        34,281
 *Cohen (A.) & Co. P.L.C...............................         2,100         4,543
 Colefax & Fowler Group P.L.C..........................        60,000        86,049
 *Colorvision P.L.C....................................        50,000             0
 Community Hospitals Group P.L.C.......................        63,833       503,762
 Conrad Ritblat Group P.L.C............................        64,228       268,620
 *Consolidated Coal P.L.C..............................            92           262
 Cornwell Parker P.L.C.................................        78,333       127,404
 *Cortecs P.L.C........................................        85,000        19,750
 Cosalt P.L.C..........................................        30,700        98,634
 Countryside Property P.L.C............................       138,259       247,026
 Courtaulds Textiles P.L.C.............................        75,000       165,249
 Courts P.L.C..........................................       110,722       616,542
 Cradley Group Holdings P.L.C..........................        80,000        44,227
 Crest Nicholson P.L.C.................................       267,250       674,484
 Crestacare P.L.C......................................       381,864       152,976
 *Creston Land & Estates P.L.C.........................         5,000         7,251
 Critchley Group P.L.C.................................         7,500        45,969
 Cropper (James) P.L.C.................................        22,000        51,117
 *Culver Holdings P.L.C................................           338           181
 Cussins Property Group P.L.C..........................        43,750        59,590
 DCS Group P.L.C.......................................        10,000        86,370
 Daejan Holdings P.L.C.................................        23,000       450,558
 Dairy Crest Group P.L.C...............................         5,000        24,357
 Danka Business Systems P.L.C..........................        15,000        19,710
 Dart Group P.L.C......................................        74,000       237,157
 Dawson Group P.L.C....................................       100,674       250,048
 *Dawson International P.L.C...........................       408,769       131,003
 *Deanes Holdings P.L.C................................         4,316           121
 Debenham Tewson & Chinnocks Holdings P.L.C............        89,500       153,455
 *Delaney Group P.L.C..................................       270,000         9,735
 Delyn Group P.L.C. ...................................        22,500        32,269
 Denby Group P.L.C.....................................        41,237        79,294
 Dencora P.L.C.........................................        23,000        75,369
 Denmans Electrical P.L.C..............................        53,568       103,435
 Densitron International P.L.C.........................        42,386        24,451
 Derwent Valley Holdings P.L.C.........................        90,000       814,825
 Development Securities P.L.C..........................        50,000       212,720
 Dewhirst Group P.L.C..................................       275,760       384,436
 Dewhurst P.L.C........................................         9,000        10,311
 Dewhurst P.L.C. Class A Non-Voting....................        15,500        14,033
 *Dialog Corp. P.L.C...................................       115,000       167,692
 Diploma P.L.C.........................................        96,000       263,052
 Dixon Motors P.L.C....................................        55,408        95,001
 Dolphin Packaging P.L.C...............................        49,110       200,277
 Domino Printing Sciences P.L.C........................        67,187       581,370
 Domnick Hunter Group P.L.C............................        30,000       122,584
 *Donelon Tyson P.L.C..................................       322,588             0
 Dorling Kindersley Holdings P.L.C.....................        20,000       120,661
 Dowding & Mills P.L.C.................................       336,440       250,688

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Druck Holdings P.L.C..................................         8,000  $     33,010
 *Drummond Group P.L.C.................................        26,250         6,415
 EBC Group P.L.C.......................................        30,000        35,814
 *ERA Group P.L.C......................................       400,000        57,687
 Eadie Holdings P.L.C..................................       118,000        16,545
 East Surrey Holdings P.L.C............................        36,800       154,793
 Eclipse Blinds P.L.C..................................        85,670       164,734
 Edinburgh Fund Managers Group P.L.C...................        61,000       403,206
 Elbief P.L.C..........................................        23,500         5,837
 Eldridge Pope & Co. P.L.C.............................        25,000        87,732
 Eleco Holdings P.L.C..................................       104,685        43,615
 Electronic Data Processing P.L.C......................        55,200        62,359
 Electronics Boutique P.L.C............................       150,000       273,411
 Ellis & Everard P.L.C.................................       178,260       604,140
 Emess P.L.C...........................................       288,250       103,926
 English & Overseas Properties P.L.C...................        76,000       110,823
 Ennstone P.L.C........................................        50,000        43,666
 Epwin Group P.L.C.....................................        58,000       138,016
 Eurocamp P.L.C........................................        92,974       388,844
 Eurocopy P.L.C........................................       131,000        49,855
 Eurodis Electron P.L.C................................        70,000        93,661
 Euromoney Publications P.L.C..........................        20,000       532,801
 European Colour P.L.C.................................        82,090        84,844
 European Motor Holdings P.L.C.........................       118,325       123,243
 Evans of Leeds P.L.C..................................        80,000       160,882
 Expamet International P.L.C...........................       139,749       258,645
 Expro International Group P.L.C.......................        50,000       254,383
 FII Group P.L.C.......................................        41,166        17,481
 Fairey Group P.L.C....................................        28,226       177,979
 Falcon Holdings P.L.C.................................         5,500        16,128
 Farepak P.L.C.........................................        84,300       351,216
 *Farringford P.L.C....................................        30,000         8,893
 Fenner P.L.C..........................................       215,276       393,255
 *Ferguson International Holdings P.L.C................        89,105        78,530
 Fife Indmar P.L.C.....................................        28,000        29,388
 Fine Art Developments P.L.C...........................       108,000       246,611
 Finelist Group P.L.C..................................       149,000       476,324
 Finlay (James) P.L.C..................................       200,370       252,044
 First Choice Holidays.................................       146,470       565,639
 First Technology P.L.C................................        86,350       541,711
 Firth (G.M.) Holdings P.L.C...........................       163,080        49,651
 Firth Rixson P.L.C....................................       312,666       370,754
 *Flare Group P.L.C....................................        20,600         3,136
 Fletcher King P.L.C...................................        17,500        11,637
 Folkes Group P.L.C....................................        28,000        34,772
 Folkes Group P.L.C. Non-Voting........................        65,500        67,173
 Forminster P.L.C......................................        43,333        45,134
 Forth Ports P.L.C.....................................       126,000     1,029,709
 *Fortune Oil P.L.C....................................       609,000        29,276
 *Forward Technology Industries P.L.C..................        84,260        21,265
 *Foster (John) & Son P.L.C............................        27,500         7,932
 Frederick Cooper P.L.C................................         5,796         3,158
 French Connection Group P.L.C.........................        25,000       243,366
 *French P.L.C.........................................        32,000        18,716
 Friendly Hotels P.L.C.................................        51,533       113,956
 Frogmore Estates P.L.C................................        51,000       371,839
 Frost Group P.L.C.....................................       175,080       117,831
 Fulmar P.L.C..........................................        32,500        41,663
 *GBE International P.L.C..............................       149,628        12,588
 GEI International P.L.C...............................        90,895        35,685
                                                               SHARES        VALUE+
                                                         ------------  ------------
 GWR Group P.L.C.......................................        35,698  $    231,957
 Galliford P.L.C.......................................       239,500        79,634
 Games Workshop Group P.L.C............................         8,000        48,072
 Garton Engineering P.L.C..............................        10,248        18,228
 Gaskell P.L.C.........................................        36,000        64,609
 Gearhouse Group P.L.C.................................        25,000        38,258
 Geest P.L.C...........................................        85,000       691,240
 Gerrard Group P.L.C...................................       123,860       934,815
 Gibbs & Dandy P.L.C...................................         4,500        15,143
 Gleeson (M.J.) Group P.L.C............................        22,471       297,964
 Glenchewton P.L.C.....................................        50,000        41,462
 Glenmorangie P.L.C....................................        20,000       187,482
 Go-Ahead Group P.L.C..................................         4,000        56,501
 Goode Durrant P.L.C...................................       118,200       858,004
 Goodhead Group P.L.C..................................        36,000        17,594
 Gowrings P.L.C........................................         5,000         9,935
 Graham Group P.L.C....................................        13,000        31,976
 Grainger Trust, Ltd...................................        22,000       133,961
 Grampian Holdings P.L.C...............................       200,324       369,151
 Grantchester Holdings P.L.C...........................       100,000       259,590
 Graystone P.L.C.......................................       327,496       146,939
 Greenway Holdings P.L.C...............................        60,197        16,881
 *Greenwich Resources P.L.C............................       219,332        28,117
 Greggs P.L.C..........................................        26,000     1,036,359
 Greycoat P.L.C........................................       185,000       760,384
 Guiness Peat Group P.L.C..............................       111,183        94,425
 H & C Furnishings P.L.C...............................       126,750       331,062
 Haden Maclellan Holdings P.L.C........................       206,224       198,273
 Hall Engineering (Holdings) P.L.C.....................       110,528       297,547
 Halstead (James) Group P.L.C..........................        70,257       219,532
 Hambro Countrywide P.L.C..............................       356,746       868,913
 Hamley's P.L.C........................................        47,500       129,395
 Hampden Group P.L.C...................................        25,000        22,233
 Hampson Industries P.L.C..............................       283,463       252,094
 *Hampton Trust P.L.C..................................       232,050        65,072
 Hardys & Hansons P.L.C................................        48,000       181,906
 *Hartstone Group P.L.C................................       800,263       125,029
 Harvey Nash Group.....................................       125,000       597,899
 Havelock Europa P.L.C.................................        64,250        45,815
 *Hawtal Whiting Holdings P.L.C........................        22,588        15,745
 Hawtin P.L.C..........................................       196,500        77,144
 Hay (Norman) P.L.C....................................        48,000        35,766
 Haynes Publishing Group P.L.C.........................        14,703        42,997
 Headlam Group P.L.C...................................       110,773       678,952
 Heath (Samuel) & Sons P.L.C...........................         7,500        15,623
 Helical Bar P.L.C.....................................        35,000       281,824
 Hemingway Properties P.L.C............................       514,095       292,446
 Henlys Group P.L.C....................................         5,931        57,689
 Heywood Williams Group P.L.C..........................        50,400       216,845
 Hi-Tech Sports P.L.C..................................       135,599        39,111
 Hicking Pentecost P.L.C...............................        49,096       101,093
 Hickson International P.L.C...........................       387,128       328,779
 Highbury House Communications P.L.C...................       250,000       107,161
 High-Point P.L.C......................................        57,510        43,313
 Hill & Smith Holdings P.L.C...........................        86,850        91,156
 Hitachi Credit (UK) P.L.C.............................         7,000        40,885
 Hodder Headline P.L.C.................................        61,000       505,841
 Hogg Robinson P.L.C...................................       186,000       658,687
 *Hollas Group P.L.C...................................       354,000             0
 *Holmes & Marchant Group P.L.C........................        54,000        12,331
 Holt (Joseph) P.L.C...................................         6,000       147,822

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Hopkinsons Group P.L.C................................       310,557  $     87,087
 *Horace Small Apparel P.L.C...........................        82,500       112,369
 *Howard Holdings P.L.C................................        57,730        62,442
 Hunting P.L.C.........................................       223,174       504,239
 *Huntingdon Life Sciences Group P.L.C.................       394,550       120,124
 IAF Group P.L.C.......................................        30,000        44,467
 IMS Group P.L.C.......................................        75,000       229,545
 ISA International P.L.C...............................        95,214        66,369
 Ideal Hardware P.L.C..................................        20,000       137,006
 Ilion Group P.L.C.....................................         6,000         8,172
 Incepta Group P.L.C...................................       176,000        90,248
 *Industrial Control Services Group P.L.C..............       551,666       159,119
 Informa Group P.L.C...................................        95,104       561,578
 Inn Business Group....................................       155,303       181,667
 *Innovative Technologies Group P.L.C..................        16,000         7,692
 Intelek P.L.C.........................................        79,904        19,206
 Intereurope Technology Services P.L.C.................        23,500        35,774
 Isotron P.L.C.........................................        30,500       204,047
 Ivory & Sime P.L.C....................................        78,125       284,803
 J.& J. Dyson P.L.C....................................        28,500        34,937
 JBA Holdings P.L.C....................................        50,000       110,967
 *JKX Oil and Gas P.L.C................................        20,533         3,619
 Jacobs (John I.) P.L.C................................       116,000       129,186
 Jardine Lloyd Thompson Group P.L.C....................       342,500     1,292,484
 Jarvis Hotels P.L.C...................................       300,000       716,277
 Jarvis Porter Group P.L.C.............................        99,894       100,044
 John David Sports P.L.C...............................       114,500       240,353
 Johnson Group Cleaners P.L.C..........................       110,535       491,515
 Johnston Group P.L.C..................................        26,000       142,695
 Johnston Press P.L.C..................................        40,000       177,868
 Jones Stroud Holdings P.L.C...........................        38,144       109,409
 Joseph (Leopold) Holdings P.L.C.......................        14,000       118,338
 Jourdan (Thomas) P.L.C................................        40,000        28,523
 *Kalamazoo Computer Group P.L.C.......................        56,120        37,320
 Keller Group P.L.C....................................       110,000       475,034
 Kelsey Industries P.L.C...............................         7,500        38,157
 *Kenwood Appliances P.L.C.............................       100,892       103,469
 Kewill Systems P.L.C..................................         1,000        20,711
 Kier Group P.L.C......................................         7,094        25,577
 Kunick P.L.C..........................................       420,000       116,095
 Laing (John) P.L.C....................................        99,026       507,777
 Laird Group P.L.C.....................................         6,000        24,950
 Lambert Fenchurch P.L.C...............................       202,000       281,608
 Lambert Howarth Group P.L.C...........................        25,200        92,876
 Lambert Smith Hampton P.L.C...........................         3,591        11,595
 Lamont Holdings P.L.C.................................        72,231        43,404
 *Laura Ashley Holdings P.L.C..........................       166,100        37,262
 Lavendon Group P.L.C..................................         4,000        25,254
 Leeds Group P.L.C.....................................        86,938        63,386
 Leicester City P.L.C..................................       100,000        64,898
 Leslie Wise Group P.L.C...............................       107,000        15,431
 *Liberty P.L.C........................................        40,775       111,075
 Lilleshall P.L.C......................................        51,564        47,510
 *Limelight Group P.L.C................................        42,000        38,025
 Lincat Group P.L.C....................................         4,000        23,620
 Linden P.L.C..........................................        37,500       134,302
 Linton Park P.L.C.....................................        39,000       203,105
 Linx Printing Technologies P.L.C......................        27,000        68,575
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Lionheart P.L.C.......................................        20,997  $      1,514
 *Lister & Co. P.L.C...................................        41,000             0
 Litho Supplies P.L.C..................................       100,000       250,777
 Locker (Thomas) Holdings P.L.C........................       176,168        52,930
 London Clubs International P.L.C......................       125,000       286,431
 London Forfeiting Co..................................        12,000        10,287
 London Scottish Bank P.L.C............................       263,000       474,113
 Lookers P.L.C.........................................        53,160        72,832
 Lopex P.L.C...........................................       154,948       135,318
 Lorien P.L.C..........................................        60,000       128,353
 *Lovell (Y.J.) Holdings P.L.C.........................        70,932        15,060
 Low & Bonar P.L.C.....................................        65,000       167,171
 Lowe (Robert H.) & Co. P.L.C..........................       251,985        25,236
 Lyles (S.) P.L.C......................................        16,000        11,409
 Lynx Holdings P.L.C...................................       100,000       260,392
 M Y Holdings P.L.C....................................        23,000        32,986
 M.R. Data Management Group P.L.C......................       123,158       234,846
 MFI Furniture Group P.L.C.............................       450,000       270,407
 ML Holdings P.L.C.....................................       350,132       255,280
 MMT Computing P.L.C...................................         3,000        33,651
 MS International P.L.C................................        71,500        26,924
 MSB International P.L.C...............................        16,000        48,072
 MacDonald Hotels P.L.C................................        15,500        52,407
 MacFarlane Group Clansman P.L.C.......................       228,287       298,135
 Macro 4 P.L.C.........................................        42,500       452,881
 Mallett P.L.C.........................................        24,837        44,376
 Manganese Bronze Holdings P.L.C.......................        32,184       134,603
 Mansfield Brewery P.L.C...............................       131,892       452,278
 Marshalls P.L.C.......................................       225,800       662,138
 Martin International Holdings P.L.C...................       135,800        52,770
 Marylebone Warwick Balfour Group P.L.C................        41,600        47,662
 Matthews (Bernard) P.L.C..............................       223,742       491,181
 McAlpine (Alfred) P.L.C...............................       171,111       597,734
 McBride P.L.C.........................................        10,000        18,668
 McCarthy & Stone P.L.C................................       194,968       668,576
 McDonnell Information Systems Group P.L.C.............       238,000       109,645
 McKay Securities P.L.C................................        68,500       172,880
 McLeod Russel Holdings P.L.C..........................       149,524       190,481
 Meggitt P.L.C.........................................       230,000       670,769
 Mentmore Abbey P.L.C..................................        76,090       163,383
 Menzies (John) P.L.C..................................         5,000        26,600
 Merchant Retail Group P.L.C...........................       185,666       145,038
 Meristem P.L.C........................................        84,250        35,776
 *Merrydown P.L.C......................................        59,927        31,209
 Metal Bulletin P.L.C..................................        19,100       489,696
 Metalrax Group P.L.C..................................       358,740       439,759
 *Metaltech International P.L.C........................       401,163         5,464
 Mice Group P.L.C......................................        15,909        26,258
 *Micro Focus Group P.L.C..............................       172,500       433,973
 Microgen Holdings P.L.C...............................        88,000       223,504
 *Microvitec P.L.C.....................................       100,000         6,009
 Mitie Group P.L.C.....................................       250,000       743,118
 Molins P.L.C..........................................        68,000       144,377
 *Monument Oil & Gas Holdings P.L.C....................       262,000       229,858
 Moorfield Estates P.L.C...............................       333,333       146,887
 Morland & Co. P.L.C...................................        58,580       396,597
 Morrison Construction Group P.L.C.....................         5,000        22,794
 Moss Brothers Group P.L.C.............................       163,400       488,320
 Mowlem (John) & Co. P.L.C.............................       304,026       701,531
 Mucklow (A & J) Group P.L.C...........................       175,000       465,500

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *NXT P.L.C............................................        50,000  $    394,593
 Nestor - BNA P.L.C....................................       180,200     1,241,643
 Network Technology P.L.C..............................        15,000         7,932
 Newcastle United P.L.C................................        48,000        53,072
 *Newmarket Venture Capital P.L.C......................        80,000         3,205
 Nichols (J.N.) (Vimto) P.L.C..........................        66,550       172,224
 Nightfreight P.L.C....................................       125,000        70,105
 Norbain P.L.C.........................................        17,000        62,246
 Norcros P.L.C.........................................       292,857       387,154
 Nord Anglia Education P.L.C...........................         5,000        12,018
 Northamber P.L.C......................................        75,888       156,869
 Northern Leisure P.L.C................................         4,976        11,562
 Novara P.L.C..........................................        88,591        72,399
 *OEM P.L.C............................................        12,000         5,673
 OMI International P.L.C...............................       173,158        13,180
 Oasis Stores..........................................        13,000        49,474
 Ocean Wilson Holdings, Ltd............................        84,250       135,678
 *Oceonics Group P.L.C.................................        52,760        16,909
 Ockham Holdings P.L.C.................................       122,000       143,688
 *Offshore Tool & Energy Corporation...................        13,213         3,070
 Old English Pub Company P.L.C.........................        25,000        64,096
 *Oliver Group P.L.C...................................        68,000        24,517
 Orbis P.L.C...........................................       133,333        76,915
 Osborne & Little P.L.C................................        11,200        91,081
 *Osprey Communications P.L.C..........................        23,524         3,204
 *Owen & Robinson P.L.C................................         9,485           114
 Owen (H.R.) P.L.C.....................................        30,000        79,800
 Oxford Instruments P.L.C..............................        99,838       339,960
 *Oxford Molecular Group P.L.C.........................        41,440        33,866
 P & P P.L.C...........................................       177,250       752,672
 *PGA European Tour Courses P.L.C......................        80,000        38,458
 PSD Group.............................................        43,500       332,841
 PWS Holdings P.L.C....................................       134,428        32,311
 Pace Micro Technology P.L.C...........................        27,000        78,526
 Paragon Group of Companies P.L.C......................        47,000       182,635
 Parity P.L.C..........................................        56,250       544,869
 Park Food Group P.L.C.................................       291,600       147,188
 Partco Group P.L.C....................................        50,000       195,494
 Partners Holdings P.L.C...............................        40,000        19,229
 Partridge Fine Arts P.L.C.............................        58,000        63,664
 Paterson Zochonis P.L.C...............................        22,000       120,565
 Paterson Zochonis P.L.C. Non-Voting...................        27,000       125,469
 Pendragon P.L.C.......................................        95,750       258,531
 *Peptide Therapeutics Group P.L.C.....................        35,000        52,719
 Perkins Foods P.L.C...................................       280,000       583,277
 Perry Group P.L.C.....................................        47,666       119,535
 Peterhouse Group P.L.C................................        45,427       109,917
 Pex P.L.C.............................................        85,517         3,083
 Photo-Me International P.L.C..........................       129,071     1,520,161
 Pifco Holdings P.L.C..................................        32,666        85,845
 Pittards P.L.C........................................        60,985        36,646
 *Pittencrieff Resources P.L.C.........................        74,000        26,680
 *Plantation & General Investment P.L.C................        70,623        45,833
 Plysu P.L.C...........................................        86,858       205,990
 Polypipe P.L.C........................................        10,281        32,702
 Portmeirion Potteries (Holdings) P.L.C................        22,856        60,431
 Portsmouth & Sunderland Newspapers P.L.C..............        26,346       886,559
 Porvair P.L.C.........................................        35,000        87,492
 *Powderject Pharmaceuticals P.L.C.....................         4,000        51,277
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Powerscreen International P.L.C......................       150,000  $    392,991
 Precoat International P.L.C...........................        25,000        51,477
 *Premier Consolidated Oilfields P.L.C.................       152,488        47,037
 *Premier Land P.L.C...................................        83,333         9,681
 Pressac Holdings P.L.C................................       176,166       563,169
 *Prestwick Holdings P.L.C.............................        90,000        19,469
 Princedale Group P.L.C................................       250,000        36,054
 Property Partnerships P.L.C...........................        10,000        12,819
 Proudfoot P.L.C.......................................       202,646        73,874
 Prowting P.L.C........................................       157,630       285,424
 Psion P.L.C...........................................         1,000        12,499
 QS Holdings P.L.C.....................................        95,775        52,947
 *Quadrant Group P.L.C.................................         5,662         5,398
 *Quality Software Products Holdings P.L.C.............         5,000        41,062
 Queensborough Holdings P.L.C..........................        53,000        14,862
 Quick Group P.L.C.....................................        68,366        90,379
 Quintain Estates & Development P.L.C..................        57,000       149,337
 RCO Holdings P.L.C....................................        27,000        87,179
 RJB Mining P.L.C......................................        16,000        13,076
 *RMS Communications P.L.C.............................        15,000         5,168
 Radamec Group P.L.C...................................        35,000        23,836
 Raglan Property P.L.C.................................       104,631        44,850
 Ransom (William) & Son P.L.C..........................        30,000        21,873
 Rea Brothers Group P.L.C..............................       106,562        92,208
 Readicut International P.L.C..........................       434,774       233,390
 Real Time Control P.L.C...............................        10,000        78,518
 *Reece P.L.C..........................................       283,750         5,684
 Reed Executive P.L.C..................................       116,500       210,016
 Reg Vardy P.L.C.......................................       103,597       485,564
 Regal Hotel Group P.L.C...............................       550,000       229,145
 Regent Inns P.L.C.....................................        85,000       250,617
 Reliance Security Group P.L.C.........................         9,000        32,088
 Relyon Group P.L.C....................................        40,777       192,757
 Renishaw P.L.C........................................       146,806     1,011,547
 Renold P.L.C..........................................       144,000       421,113
 Ricardo Group P.L.C...................................        84,709       390,248
 *Richards P.L.C.......................................        61,500         9,362
 Richardsons Westgarth P.L.C...........................        79,911        49,940
 *Richmond Oil & Gas P.L.C.............................       220,000             0
 *Rodime P.L.C.........................................       261,000         5,228
 Rolfe & Nolan P.L.C...................................        24,000        82,684
 Roseby's P.L.C........................................        33,500        85,352
 *Ross Group P.L.C.....................................        13,200           529
 Rotork P.L.C..........................................       155,017     1,096,689
 Rowe Evans Investments P.L.C..........................        86,917        83,566
 Roxboro Group P.L.C...................................         5,000        20,070
 Roxspur P.L.C.........................................       167,464        80,504
 Royal Doulton P.L.C...................................        40,000        82,364
 Russell (Alexander) P.L.C.............................        47,500       112,269
 Rutland Trust P.L.C...................................       544,800       373,204
 S & U P.L.C...........................................        21,140       102,133
 SEP Industrial Holdings P.L.C.........................       200,000        32,849
 SGB Group P.L.C.......................................         9,000        45,428
 SIG P.L.C.............................................       103,200       279,473
 Safeland P.L.C........................................        25,000        12,619
 Salvesen (Christian) P.L.C............................       100,000       161,843
 Sanderson Bramall Motor Group P.L.C...................        68,166       280,175
 Sanderson Electronics P.L.C...........................        90,000       234,352
 Saville (J.) Gordon Group P.L.C.......................       379,926       453,554

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Savills P.L.C.........................................       104,000  $    247,476
 Scapa Group P.L.C.....................................        50,000       106,961
 *Scotia Holdings P.L.C................................         6,000        11,970
 Scottish Metropolitan Property P.L.C..................       262,499       391,187
 Secure Trust Group P.L.C..............................        27,118       235,739
 Seet P.L.C............................................         7,000         2,860
 Semple Cochrane P.L.C.................................        22,000       140,131
 Sennah Rubber Co., Ltd. (Guernsey)....................         1,214       105,048
 Servomex P.L.C........................................        30,000        87,732
 Seton Healthcare Group P.L.C..........................         4,863        61,678
 Severfield-Reeve P.L.C................................        20,000       116,976
 Shaftesbury P.L.C.....................................       112,500       428,144
 Shani Group P.L.C.....................................        30,000        20,431
 Sharpe & Fisher P.L.C.................................        47,126       155,184
 *Sheffield United P.L.C...............................         3,000           793
 Sherwood Group P.L.C..................................       270,000        86,530
 *Shield Diagnostics Group P.L.C.......................         5,000        34,852
 Shiloh P.L.C..........................................        14,500        30,089
 *ShopRite Group P.L.C.................................       204,780        73,832
 Silentnight Holdings P.L.C............................        84,300       303,937
 Simon Engineering P.L.C...............................       348,089       340,247
 Sims Food Group P.L.C.................................        62,100        56,223
 Sinclair (William) Holdings P.L.C.....................        53,000        97,242
 Sindall (William) P.L.C...............................        60,500       270,964
 Singapore Para Rubber Estates P.L.C...................        26,000        34,580
 Singer & Friedlander Group P.L.C......................       364,000       746,595
 Sirdar P.L.C..........................................       120,545       123,624
 *Sketchley P.L.C......................................       141,800        98,841
 Smart (J.) & Co. (Contractors) P.L.C..................        22,500        93,741
 *Soco International P.L.C.............................         9,000         7,499
 South Staffordshire Water Holdings P.L.C..............        10,800       684,453
 Southampton Leisure Holdings P.L.C....................        15,000         9,735
 Southnews P.L.C.......................................         5,000        48,273
 Spring Ram Corp. P.L.C................................       866,000       138,769
 Springwood P.L.C......................................        37,500        80,822
 St. Modwen Properties P.L.C...........................        50,000        63,696
 Stadium Group P.L.C...................................         5,903         9,506
 Stanley (Charles) Group P.L.C.........................        19,200       205,365
 Stanley Leisure Organisation P.L.C....................       221,258       886,365
 Stat-Plus Group P.L.C.................................        58,000       138,480
 Staveley Industries P.L.C.............................       209,500       226,601
 Sterling Industries P.L.C.............................        76,000       265,487
 Stirling Group P.L.C..................................       193,011        58,764
 *Stoddard Sekers International P.L.C..................       179,100        16,502
 Stoves Group P.L.C....................................        10,000        12,499
 Stratagem Group P.L.C.................................        70,315        98,589
 Stylo P.L.C...........................................       127,367        72,453
 Sutcliffe Speakman P.L.C..............................       180,432        29,635
 Swallowfield P.L.C....................................        15,000        17,066
 Swan (John) and Sons P.L.C............................         1,000         5,208
 Swan Hill Group P.L.C.................................       109,500       117,561
 Syltone P.L.C.........................................        50,400        90,857
 Symonds P.L.C.........................................       145,000        95,263
 T & S Stores P.L.C....................................       138,335       816,852
 TI Group P.L.C........................................        59,560        38,176
 *Tadpole Technology P.L.C.............................       100,000        30,846
 *Talbex Group P.L.C...................................        38,500         1,234
 Tamaris P.L.C.........................................         5,161         2,605
 *Tandem Group P.L.C...................................       327,365        19,671
 Tay Homes P.L.C.......................................        52,629        94,875
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Taylor Nelson AGB P.L.C...............................       300,475  $    686,115
 Telemetrix P.L.C......................................       165,708       225,702
 Telspec P.L.C.........................................        25,000        39,860
 Tex Holdings P.L.C....................................        14,000         9,871
 Thorntons P.L.C.......................................       158,000       462,055
 Thorpe (F.W.) P.L.C...................................        24,000        44,803
 Tibbett & Britten Group P.L.C.........................        86,123       724,523
 Tie Rack P.L.C........................................       125,000        86,130
 Tilbury Douglas P.L.C.................................       164,369       741,433
 Time Products P.L.C...................................        90,242       144,605
 Tinsley (Eliza) Group P.L.C...........................        19,844        26,711
 Tomkinsons P.L.C......................................        14,800        45,060
 Topps Tiles P.L.C.....................................        12,000        40,861
 Tops Estates P.L.C....................................        10,088        22,065
 Torday & Carlisle P.L.C...............................        97,500        39,059
 Torex P.L.C...........................................        50,000       140,211
 Tottenham Hotspur P.L.C...............................       150,000       151,428
 Town Centre Securities (New) P.L.C....................       142,137       151,462
 *Toye & Co. P.L.C.....................................         2,000         1,827
 *Trace Computers P.L.C................................        33,552        65,861
 *Trafficmaster P.L.C..................................         5,000       119,580
 Transport Development Group P.L.C.....................        19,782        64,507
 Transtec P.L.C........................................       601,525       279,528
 Trifast P.L.C.........................................         1,997        22,464
 Try Group P.L.C.......................................       152,247        74,408
 Tudor P.L.C...........................................        25,000        27,441
 Ugland International Holdings P.L.C...................       219,500       328,867
 Ulster Television, Ltd................................       115,602       363,074
 *Union P.L.C..........................................        94,000        31,632
 *United Carriers Group P.L.C..........................        70,000        28,603
 United Industries P.L.C...............................        98,470       120,709
 United Overseas Group P.L.C...........................        64,209        25,722
 *Vanguard Medica Group P.L.C..........................         8,000        33,971
 Vardon P.L.C..........................................       188,000       534,724
 Vega Group P.L.C......................................        10,000        91,337
 *Vert (Jacques) P.L.C.................................        45,000        12,619
 Vibroplant P.L.C......................................        83,100        79,896
 Victoria Carpet Holdings P.L.C........................        12,000        19,229
 *Videologic Group P.L.C...............................       285,366       274,364
 Viglen Technology P.L.C...............................        13,791         7,514
 Vitec Group P.L.C.....................................         4,500        42,832
 Volex Group P.L.C.....................................        58,801       439,552
 Vosper Thornycroft Holdings P.L.C.....................        20,000       314,874
 Vymura P.L.C..........................................        50,000        74,111
 WF Electrical P.L.C...................................        32,935       241,183
 WSP Group P.L.C.......................................        50,000       160,241
 *Wace Group P.L.C.....................................       195,000       276,536
 Waddington (John) P.L.C...............................       207,285       621,131
 Wagon Industrial Holdings P.L.C.......................        80,000       328,815
 Walker Greenbank P.L.C................................       144,462       103,012
 Ward Holdings P.L.C...................................       130,000        71,868
 Wardle Storeys P.L.C..................................        46,300       309,750
 Warner Estate Holdings P.L.C..........................        70,000       266,401
 Warner Howard P.L.C...................................        43,817       142,883
 *Water Hall Group P.L.C...............................        11,772         3,773
 Waterman Partnership Holdings P.L.C...................        45,000        51,558
 Wates City of London Properties P.L.C.................       230,000       350,127
 Watson & Philip P.L.C.................................       101,504       143,946
 *Waverly Mining Finance P.L.C.........................        42,500         3,235
 Wellington Holdings P.L.C.............................         9,000         9,735

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Wembley P.L.C.........................................         6,053  $     34,578
 Wescol Group P.L.C....................................       125,000        80,121
 West Trust P.L.C......................................       145,194       141,923
 Westbury P.L.C........................................       202,522       941,118
 Western Selection P.L.C...............................        35,525         4,839
 Whatman P.L.C.........................................        48,387       511,736
 Whitecroft P.L.C......................................       105,000       103,476
 Whittard of Chelsea P.L.C.............................        30,000        33,170
 Widney P.L.C..........................................        39,528        25,019
 *Wiggins Group P.L.C..................................     1,148,266       285,199
 *Willoughby's Consolidated P.L.C......................         9,000        17,667
 Wilshaw P.L.C.........................................       198,409       146,249
 Wilson (Connolly) Holdings P.L.C......................        51,000       118,907
 Windsor P.L.C.........................................        83,441        17,382
 Wintrust P.L.C........................................        22,500       137,907
 Wolstenholme Rink P.L.C...............................        15,500       108,042
 Wolverhampton & Dudley Breweries P.L.C................        48,550       447,722
 Worthington Group P.L.C...............................       102,653        50,170
 Wyevale Garden Centres P.L.C..........................         5,000        35,293
 Wyko Group P.L.C......................................       155,545       299,096
 Wyndeham Press Group P.L.C............................        63,066       280,940
 Yates Brothers Wine Lodges P.L.C......................         3,007        22,647
 Yorklyde P.L.C........................................        25,555        34,193
 Yorkshire Group P.L.C.................................        82,504       149,392
 Young & Co's Brewery P.L.C............................        10,000        84,127
 Young & Co's Brewery P.L.C. Class A...................         5,234        67,096
 Young (H.) Holdings P.L.C.............................        49,542        59,143
 Yule Catto & Co. P.L.C................................         7,044        39,844
 Zetters Group P.L.C...................................        14,500        29,044
 Zotefoams P.L.C.......................................        12,000        25,190
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $115,330,209)..................................                 127,475,559
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $39,268)......................................                      22,554
                                                                       ------------

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
BONDS -- (0.0%)
 Viglen Technology P.L.C. 6.375%, 09/01/00
   (Cost $9)...........................................             0  $         37
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $115,369,486)..................................                 127,498,150
                                                                       ------------
                                                               SHARES
                                                         ------------
UNITED STATES -- (1.0%)
COMMON STOCKS -- (1.0%)
 Omnicom Group, Inc.
   (Cost $191,598).....................................        19,093     1,336,510
                                                                       ------------
NETHERLANDS -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Baan Company NV
   (Cost $31,018)......................................         1,035        11,850
                                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $81)..........................................                          74
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                         ------------

                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (1.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
   06/01/99 (Collateralized by U.S. Treasury Notes
   6.75%, 04/30/00, valued at $1,555,000) to be
   repurchased at $1,529,781.
   (Cost $1,529,000)...................................  $      1,529     1,529,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $117,121,183)++................................                $130,375,584
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency.
   *  Non-Income Producing Securities
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
FRANCE -- (22.6%)
COMMON STOCKS -- (22.6%)
 Agricole de la Crau...................................           449  $     37,558
 Airfeu SA.............................................           600        22,773
 Apem SA...............................................         1,000        39,733
 Assystem SA...........................................         2,657        63,898
 Aurea.................................................           600         8,212
 Bail-Investissement (Societe Immobiliere pour le
   Commerce & l'Industrie).............................         2,367       316,795
 Bains de Mer et du Cercle des Etrangers a Monaco......         4,615       831,432
 Banque Transatlantique................................         3,030       144,945
 Bazar de l'Hotel de Ville SA..........................         9,950     1,170,429
 Berger Levrault SA....................................           476        74,657
 Boiron SA.............................................         3,800       246,346
 Bollore Technologies SA...............................         2,245       426,052
 Brioche Pasquier SA...................................         2,600       275,936
 Burelle SA............................................         4,030       240,187
 CEGID SA..............................................         4,500       743,428
 COM 1 SA..............................................           450         9,081
 Caisse Regionale de Credit Agricole Mutuel de la
   Brie................................................           255        15,998
 *Cambodge.............................................         1,605       809,733
 Carbone Lorraine......................................        33,245     1,681,751
 Cegedim SA............................................         6,400       267,676
 *Centrest (Societe Developpement Regional du
   Centre-Est).........................................         1,705           178
 Change de la Bourse SA................................           614        20,031
 *Christian Dalloz SA..................................         2,022       114,168
 Cie Fonciere Klepierre................................           400        34,505
 Cie Francaise des Ferrailles..........................        10,576       400,866
 Cofigeo (Cie Financiere Geo)..........................           400        62,277
 Compagnie Financiere Saint-Honore.....................         1,188        80,121
 Concorde Cie d'Assurances Contre les Risques de Toute
   Nature SA...........................................         2,992     1,066,806
 Consortium International de Diffusion et de
   Representation Sante Cider Sante....................           600        26,224
 Continentale d'Assurances SA..........................           810        77,495
 Continentale d'Entreprises SA.........................        20,087       712,007
 Costimex SA...........................................           700        11,418
 Courtois SA...........................................           100         9,201
 Credit Foncier et Communal d'Alsace et de Lorraine....           840       137,017
 Cristalleries de Baccarat.............................         1,567       212,182
 Damart SA.............................................        22,900     1,762,312
 Darblay SA............................................           305        38,174
 Deveaux SA............................................         1,040        90,311
 Didot-Bottin..........................................           810       141,440
 Dietrich et Cie.......................................        20,775     1,253,390
 Distriborg Groupe SA..................................         1,050        58,627
 Docks des Petroles d'Ambes............................           100         9,724
 Docks Lyonnais........................................         1,110        29,248
 Dynaction SA..........................................        10,660       284,228
 EMI France SA.........................................           300        71,014
 Electricite de Strasbourg.............................         7,928     1,038,686

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Emin Leydier Emballages SA...........................         1,056  $     50,129
 *Emprunt Conjoint de Banque du Batiment et des Travaux
   Publics et de Financiere de Gestion et
   d'Investissement SA.................................        29,814       236,921
 Europe 1 Communication................................         4,782     1,352,028
 Exacompta Clairefontaine SA...........................         1,600       143,876
 Expand SA.............................................         2,060        63,305
 *Explosifs et de Produits Chimiques...................           524        86,568
 Faienceries Sarreguemines Digoin et Vitry-le-Francois
   SA..................................................           330        15,772
 *Fichet-Bauche........................................           910         8,697
 Fimalac SA............................................        20,820     2,322,815
 Financiere et Immobiliere de l'Etang de Berre et de la
   Mediterranee SA.....................................         4,000        10,247
 Fininfo SA............................................           976       150,016
 Fives-Lille...........................................         6,526       484,479
 Fonciere Lyonnaise SA.................................           753        99,993
 Fonderies Franco Belge................................           492        44,705
 Fraikin SA............................................         3,284       175,123
 Francaise des Magasins Uniprix........................         1,314       109,915
 France-Africaine de Recherches Petrolieres
   Francarep...........................................         3,864       185,851
 Fromagerie F. Paul Renard.............................           200        36,659
 Fructivie SA..........................................            34         3,377
 *GCI (Groupe Chatellier Industrie SA).................         7,258           835
 GFI Industries SA.....................................         6,845       264,816
 Gantois Series A......................................           647        95,523
 Gascogne SA...........................................         6,472       542,728
 Gaumont...............................................        14,500       909,680
 Gautier France SA.....................................         1,680        80,541
 #Generale de Geophysique SA...........................        14,976       690,564
 *Generale de Transport et d'Industrie.................        11,890       957,287
 Gevelot...............................................         1,792       146,151
 Gifrer Barbezat SA....................................           550        35,310
 Grands Moulins de Strasbourg..........................           110        25,534
 Groupe Guillin SA.....................................         1,200        25,973
 Groupe Norbert Dentressangle SA.......................         6,320       169,171
 Groupe Zannier SA.....................................         4,100        92,171
 Guerbet SA............................................         1,990        38,369
 Guitel-Etienne-Mobilor SA.............................           160        12,020
 Guyenne et Gascogne SA................................         5,200     2,657,688
 Hoteliere Lutetia Concorde............................         2,505       209,540
 Hotels et Casinos de Deauville........................         2,055       313,714
 ICBT Groupe SA........................................         1,200        13,300
 *IMS International Metal Service SA...................        12,630       121,232
 Immobanque............................................         1,098       124,681
 Immobiliere Marseillaise..............................           656     1,164,692
 Industrie des Transports..............................           600        34,505
 Industrielle et Financiere d'Entreprise SA............           300        15,998
 Industrielle et Financiere d'Ingenierie SA............        28,100       671,370
 Informatique et Realite SA............................         2,643       105,015
 #Intertechnique SA....................................         4,150     1,411,134
 *Jet Multimedia SA....................................           505        58,189
 Lacroix SA, Saint Herbalin............................           593        12,742

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Laurent Bouillet......................................           480  $     36,387
 Lectra Systemes SA....................................        19,192       143,482
 Legris Industries SA..................................        29,350     1,212,201
 Locindus (Cie Financiere pour la Location d'Immeubles
   Industrials et Commerciaux).........................         1,600       196,742
 MRM...................................................         1,424        61,791
 Manitou BF SA.........................................         2,773       435,211
 Marie Brizard & Roger International SA................           266        21,416
 Matussiere et Forest SA...............................        13,600       105,230
 Mediascience SA.......................................           150         7,372
 Metaleurop SA.........................................        58,400       378,594
 Michel Thierry SA.....................................           700        95,809
 Montupet SA...........................................        32,450     1,146,835
 *#Moulinex SA.........................................        48,900       563,456
 Musee Grevin SA.......................................           822        12,205
 NAF NAF SA............................................         4,200        38,821
 Nord-Est SA...........................................         2,707        77,243
 Nordon & Cie..........................................           800        57,718
 Olipar................................................           250         2,141
 PSB Industries SA.....................................         1,240       105,605
 Papiers Peints (Societe Francaise des)................           200        23,631
 Parisienne de Chauffage Urbain........................           200        13,614
 *Paul Predault SA.....................................         2,199        49,458
 *Pier Import Europe SA................................        12,100       106,276
 Plastic Omnium........................................        11,036     1,072,582
 Primisteres Reynoird SA...............................           800        29,110
 *Radiall SA...........................................         1,340        83,507
 Robertet SA...........................................           269        36,143
 Rocamat...............................................         5,579         7,059
 #Rochefortaise Communication SA.......................        10,420     1,167,971
 *Rochette.............................................        84,470       242,004
 Rougier SA............................................         2,040       113,051
 Rouleau-Guichard SA...................................           300        10,446
 Rue Imperiale de Lyon.................................           450       522,282
 SAMSE SA..............................................         1,100       264,424
 SDCS (Societe Dauphin Office Technique d'Affichage)...         2,192       194,703
 SDR de Bretagne SA....................................           714         6,644
 SERIBO (Societe d'Etudes et de Realizations pour les
   Industries du Bois).................................           450        11,669
 SOGEPAG (Societe Exploitation de Parces et Gauges)....           379        12,483
 Sabate SA.............................................           600        75,911
 Sabeton...............................................         1,350       148,498
 *Saupiquet............................................         4,500       266,787
 Sechilienne...........................................           220        47,410
 Securidev SA..........................................         1,500        15,684
 *Selectibanque SA.....................................         7,100        72,382
 Sidergie SA...........................................           800        76,120
 *Signaux et d'Equipements Electroniques SA............        23,983     1,354,150
 Silic (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................         3,064       460,379
 Skis Rossignol SA.....................................        41,668       609,958
 Smoby SA..............................................           500        27,656
 Societe des Immeubles de France.......................       105,056     1,867,408
 Societe Financiere Immobail SA........................         4,807       206,579
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Sodero (Societe de Developpement Regional de
   l'Ouest)............................................         4,181  $     11,585
 Sogeparc SA...........................................         4,312       297,572
 Soie SA...............................................           390        14,069
 Solitaire Produits d'Entretien Francais Prodef........           300        25,738
 *Sommer-Allibert SA...................................        12,900       364,186
 #Sophia SA............................................        11,700       480,782
 Sopra SA..............................................         6,900       356,406
 Strafor Facom SA......................................        29,703     2,702,023
 Sucriere de Pithiviers-le-Vieil.......................         1,825       595,370
 Sylea SA..............................................         4,159       253,094
 Taittinger SA.........................................         2,540     1,654,593
 Tanneries de France...................................           158         6,773
 Teisseire France SA...................................           700        16,102
 Touax (Touage Investissement SA)......................         7,208       301,470
 Trouvay et Cauvin SA..................................         1,500        18,178
 Unilog SA.............................................           632       287,459
 Union Generale du Nord SA.............................           994        43,860
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................        31,700     1,113,700
 Vermandoise de Sucreries..............................           323       270,186
 Via Banque............................................        20,692       588,709
 Viel et Cie...........................................         3,135        71,460
 Vilmorin et Cie SA....................................         2,349       181,754
 Virax.................................................           954        38,803
 Virbac SA.............................................         1,713       101,557
 Vulcanic SA...........................................           400        13,802
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $45,837,842)...................................                  55,452,688
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Fonciere Lyonnaise SA Warrants 07/30/02..............         4,515         2,974
 *Continental d'Enterprises SA Warrants 10/31/01.......         2,707         4,387
 *Union du Credit Bail Immobiliere Unibail Warrants
   09/01/99............................................           548         1,604
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $5,608)........................................                       8,965
                                                                       ------------
TOTAL -- FRANCE
  (Cost $45,843,450)...................................                  55,461,653
                                                                       ------------
GERMANY -- (21.4%)
COMMON STOCKS -- (21.4%)
 Aachener Strassenbahn und Energieversorguns AG........           161        32,490
 Agrob AG..............................................           290        77,929
 Aigner (Etienne) AG...................................           600        85,008
 Alexanderwerk AG......................................            60         2,572
 Alsen AG, Hamburg.....................................        16,400       336,101
 Alte Leipziger Versicherungs AG Series C..............         1,043       676,154
 Amira Verwaltungs AG..................................           200        99,333
 Andreae-Noris Zahn AG, Anzag..........................        27,200       711,014
 Anterra Vermoegensverwaltungs AG......................         1,350       101,633
 Apoca Parking AG......................................         1,650       125,944
 Augsburger Kammgarn Spinnerei AG......................           660         8,833
 BDAG Balcke-Duerr AG..................................         3,291       412,932
 Barmag AG.............................................        13,000       231,080
 Bayerische Handelsbank AG.............................        25,050       712,436

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Berliner Elektro Holding AG...........................        11,061  $    121,091
 Berliner Kindl-Brauerei AG............................           790       140,425
 Binding-Brauerei AG...................................         2,925       672,850
 Biotest AG............................................         8,060        91,861
 Blaue Quellen Mineral und Heilbrunnen AG..............           267       136,797
 Bochum-Gelsenkirchener Strassenbahnen AG..............           224        31,151
 Boewe Systec AG.......................................         3,000        90,341
 Brau und Brunnen AG...................................         4,995       352,540
 Bremer Strassenbahn AG................................           123        13,504
 Bremer Woll-Kaemmerei AG..............................         1,996        69,916
 Brillant AG...........................................         1,310       235,597
 Buckau (Walther) AG...................................           780        83,189
 Ceag Industrie-Aktien und Anlagen AG..................         2,067       300,417
 Concordia Bau und Boden AG............................        43,288       289,679
 DSL Holdings AG.......................................        58,500       929,756
 Data Modul AG.........................................         2,400        47,680
 Deutsche Babcock AG, Oberhausen.......................         2,900       145,549
 Deutsche Hypoteken Bank AG, Frankfurt/Hamburg.........        27,411       816,844
 Deutsche Spezialglas AG...............................         1,600       250,946
 Deutsche Steinzeug Cremer & Breuer AG.................        43,600       478,680
 *Deutsche Verkehrs-Bank AG............................         4,750       427,131
 *Deutsche Verkehrs-Bank AG Em 99......................           593        51,464
 Dierig Holding AG.....................................         1,500       167,820
 Doag-Holding AG.......................................           750        43,131
 Dortmunder Actien-Brauerei AG.........................         1,650        60,384
 Duerr Beteiligungs AG.................................        31,750       790,115
 Duerrkopp Adler AG....................................           400        40,988
 Dyckerhoff & Widmann AG...............................         4,919       462,902
 Dyckerhoff AG.........................................           975       267,101
 Eichbaum-Brauereien AG, Mannheim......................           672        68,860
 Erlus Baustoffwerke AG................................           297        78,879
 *Erste Kulmbacher Actien Brauerei AG..................           432        13,280
 Escada AG.............................................         2,052       268,199
 Flender (A. Friedrich) AG.............................           900        99,751
 Forst Ebnath AG.......................................           460         7,870
 *Fraenkisches Ueberlandwerk AG, Nuernberg.............           658       120,402
 Fuchs Petrolub AG Oel & Chemie........................         2,231       170,291
 Fuchs Petrolub AG Oel & Chemie (Stimmrechtslos).......            55         4,083
 Gerresheimer Glas AG..................................        23,800       373,283
 Gilde Brauerei AG.....................................         1,200       464,251
 Gildemeister AG.......................................         1,400        90,027
 Goldschmidt AG........................................         3,200     1,777,068
 Hagen Batterie AG.....................................           870        85,510
 Hamborner AG..........................................         2,100       498,442
 Hamburger Hochbahn AG Series A........................         1,800        97,869
 #Harpener AG..........................................         7,100     1,492,189
 *Hasen-Braeu AG.......................................           100        43,184
 Heilit & Woerner Bau AG...............................           425        31,329
 Heilit & Woerner Bau AG...............................         1,701       124,501
 Heinrich Industrie & Handels AG.......................           350        84,172
 Herlitz AG............................................         3,462       114,027
 Holsten-Brauerei AG, Hamburg..........................         3,077       620,947
 Horten AG.............................................         3,380       427,633
 Hucke AG..............................................         8,300        78,541
                                                               SHARES        VALUE+
                                                         ------------  ------------
 ICN (Immobilien Consult Nuernberg AG).................           707  $    406,585
 IFA Hotel & Touristik AG..............................         7,000       117,108
 Iwka AG...............................................        62,240     1,269,035
 Jacobsen (W.) AG, Kiel................................            37        45,651
 #KSB AG...............................................         2,387       376,876
 KWS Kleinwanzlebener Saatzucht AG.....................         1,650     1,014,450
 Kali und Salz Beteiligungs AG.........................        12,950     1,726,432
 Kampa-Haus AG.........................................        12,375       236,144
 Kaufring AG...........................................         2,203        62,194
 Kempinski AG, Berlin..................................           686       200,841
 Keramag Keramische Werke AG...........................         1,300       856,354
 Kiekert AG............................................        12,950       449,549
 Kloeckner Humboldt-Deutz AG...........................        16,750       124,349
 Kloeckner-Werke AG....................................        23,800     1,518,016
 Km-Europa Metal AG....................................        26,440     1,451,411
 Kolb und Schuele AG...................................        10,000        49,039
 #Kolbenschmidt Pierburg AG, Duesseldorf...............        37,500       760,681
 Kraftuebertragungswerke Rheinfelden AG................         4,684     1,444,802
 Kraftwerk Altwuerttemberg AG..........................           125        81,035
 Kromschroder (G.) AG..................................           765       197,573
 Kupferberg (Christian Adalbert) & Cie KG A.A..........           151        77,838
 Lehnkering AG.........................................         1,530       199,973
 Leifheit AG...........................................        12,500       420,858
 Leonische Drahtwerke AG...............................         2,500       841,716
 MG Vermoegensverwaltungs AG...........................         3,734       183,502
 *MLF Holding fuer Umwelttechnologie AG................           165             0
 *MLF Holding fuer Umwelttechnologie AG................            33             0
 Maihak (H.) AG........................................           143        16,747
 Main Kraftwerke AG....................................         1,172       468,124
 Mannheimer Versicherung AG............................         2,758     1,441,895
 Markt und Kuehlhallen AG..............................         1,400       248,855
 Maternus-Kliniken AG, Bad Oyenhausen..................         2,400        23,087
 Mauser Waldeck AG.....................................         1,667       156,873
 Mittelschwaebische Ueberlandzentrale AG...............           355       181,884
 Moenus Textilmaschinen AG.............................         5,250        29,094
 Moksel (A.) AG........................................        15,800        98,298
 Mueller-Weingarten AG.................................        11,580       135,611
 Neue Baumwoll-Spinnerei ud Weberei Hof AG.............        12,170       110,708
 Niedermayr Papierwarenfabrik AG.......................            60        12,767
 Norddeutsche Steingutfabrik AG........................         5,960        76,028
 Nuernberger Hypothekenbank AG.........................        26,260       906,104
 *Otavi Minen AG.......................................           600        50,503
 Otto Reichelt AG......................................        11,950       106,208
 Parkbrauerei AG.......................................           300        21,644
 *Patrizier-Braeu AG...................................            75         4,705
 Pfaff (G.M.) AG.......................................        80,000       152,241
 Pfleiderer AG.........................................         8,300       108,482
 Phoenix AG, Hamburg...................................        37,500       603,839
 *Plettac AG...........................................         5,554       304,884
 Progress-Werk Oberkirch AG............................           500        85,217
 Reichelbraeu AG, Kulmbach.............................           550        83,387
 Reichelt (F.) AG......................................         1,290        63,395

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Reiter Ingolstadt Spinnereimaschinen AG...............         1,200  $     99,199
 Renk AG...............................................        19,400       169,378
 Rheinboden Hypothekenbank AG..........................         2,650       537,548
 Rheinmetall Berlin AG.................................        45,000       884,586
 Rhoen Klinikum AG.....................................         6,600       627,993
 Rothenberger AG.......................................           300        21,644
 Salamander AG, Kornwesteim............................         5,172       822,000
 Schmalbach-Lubeca AG..................................         1,000       146,385
 Schneider Rundfunkwerke AG............................           934       183,601
 Schwaebische Zellstoff AG.............................         1,925       255,625
 Scor Deutschland Rueckversicherungs AG................         1,872       229,014
 Sektkellerei Schloss Wachenheim AG....................        15,120       159,677
 Sinalco AG............................................           110        67,285
 Sinn AG...............................................         2,789       454,928
 Sinner AG, Karlsruhe..................................           416        63,071
 Sloman Neptune AG.....................................           700         5,087
 Stern-Brauerei Carl Funke AG..........................         1,100        62,109
 Stoehr & Co. AG.......................................        16,000        92,014
 Stollwerck AG.........................................         1,018       383,195
 Strabag AG............................................         2,000       115,017
 *Stumpf (Otto) AG.....................................         2,275        14,629
 Stuttgarter Hofbraeu AG...............................         1,800       442,293
 Sued-Chemie AG........................................        29,146     1,142,825
 Sueddeutsche Bodencreditbank AG.......................        36,010     1,174,755
 Terrex Handels AG.....................................         1,250       261,402
 Triton-Belco AG, Hamburg..............................         1,186        25,422
 *Tucher Braeu AG......................................           750        32,937
 VBH (Vereinigter Baubeschlag-Handel) AG...............         9,415       154,557
 VGT AG................................................           293        90,377
 VK Muehlen AG.........................................         1,312        90,541
 Varta AG..............................................         5,500       715,981
 Vereinigte Deutsche Nickel-Werke AG...................         1,380       246,743
 Voegele (Joseph) AG...................................           750       109,789
 Vossloh AG............................................        15,900       420,617
 Walter AG.............................................        13,500       379,713
 Wanderer-Werke AG.....................................         1,437       147,249
 Weinig (Michael) AG...................................        23,400       464,878
 Weru AG...............................................           150        40,779
 Westag & Getalit AG...................................           700       123,696
 Wickrather Bauelemente AG.............................           445        37,224
 Wuerttembergische Hypotheken Bank AG..................        17,922     1,124,365
 Wuerttembergische Lebensversicherung AG...............         4,430       194,546
 Wuerttembergische Metallwarenfabrik AG................        30,330       526,441
 Wuerttembergische und Badische Versicherungs AG.......         2,240       257,638
 Wuerzburger Hofbraeu AG...............................           133        38,243
 Zanders Feinpapiere AG................................         4,450       302,443
 Zeag Zementwerk Lauffen-Elektrizitaetswerk Heilbronn
   AG..................................................         2,091       612,183
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $48,475,930)...................................                  52,612,110
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Westag & Getalit
   (Cost $38,373)......................................           260        46,216
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------
RIGHTS/WARRANTS -- (0.0%)
 *Triton Belco Rights 06/14/99
   (Cost $0)...........................................         1,186  $        521
                                                                       ------------
TOTAL -- GERMANY
  (Cost $48,514,303)...................................                  52,658,847
                                                                       ------------
SWITZERLAND -- (12.5%)
COMMON STOCKS -- (12.5%)
 AFG Arbonia Foster Holding AG, Arbon..................           522       255,256
 Accumulatoren-Fabrik Oerlikon, Zuerich................            30        20,085
 Afipa SA, Vevey.......................................            20         4,017
 Afipa SA, Vevey Series A..............................            80        19,691
 Aletsch AG, Moerel....................................            50       124,710
 Ascom Holding AG, Bern................................           907     1,736,572
 Attisholz Holding AG, Attisholz.......................         1,079       646,608
 BHB Beteiligungs und Finanzgesellschaft...............           150        19,691
 BKW FMB Energie AG, Bern..............................           600     1,023,938
 Bank Sarasin & Cie Series B, Basel....................           274       464,001
 Banque Cantonale de Geneve............................           840       158,238
 Banque Cantonale du Jura..............................           450        38,398
 Banque Privee Edmond de Rothschild SA, Geneve.........           120       610,424
 Basellandschaftliche Kantonalbank.....................           500       185,753
 Basler Kantonalbank...................................         1,000       198,880
 Bobst SA, Prilly......................................           100       123,398
 Bobst SA, Prilly (Namen)..............................            90        50,803
 *Bon Appetit Holding AG...............................           275       162,452
 Bossard Holding AG, Zug...............................           635       274,668
 Brig Visp-Zermatt (Eisenbahngesellschaft) Zermatt.....           370        72,857
 Bucher Holding AG, Niederweningen.....................           671       583,563
 CKW (Centralschweizerische Kraftwerke), Luzern........           670       505,733
 CKW (Centralschweizerische Kraftwerke), Luzern
   (Participating).....................................         1,500       105,594
 Calida Holding AG.....................................           396        87,334
 Canon (Schweiz) AG, Dietlikon.........................         3,706       219,534
 Carlo Gavazzi Holding AG, Baar Series B...............            83        52,027
 Chocoladefabriken Lindt & Spruengli AG, Kilchberg.....             2        50,278
 Cie Financiere Tradition..............................         1,250        77,944
 Coop Bank, Basel......................................           941       701,027
 Crossair AG fuer Europaeischen Regionalluftverkehr,
   Basel (Genusschen)..................................           330        74,728
 Daetwyler Holding AG, Atldorf.........................           348       535,638
 EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
   Laufenberg..........................................         8,390     1,318,914
 Edipresse SA, Lausanne................................           694       193,596
 Eichhof Holding AG....................................           188       151,779
 Energie Electrique du Simplon SA......................           350        45,946
 Escor AG, Duedingen...................................           496        13,673
 Feldschloesschen-Huerlimann Holding AG, Rheinfelden...         1,602       587,792
 Financiere Michelin, Granges-Paccot...................           637       288,494
 Forbo Holding AG, Eglisau.............................         1,100       451,255
 Fuchs Petrolub AG.....................................         2,001       149,399

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Fuchs Petrolub AG Non-Voting Preferred................         2,001  $    154,981
 Galenica Holding AG, Bern Series B....................           405       196,980
 Generale d'Affichage, Geneve..........................           290       144,664
 Generali (Switzerland) Holdings, Adliswil.............         1,670       563,415
 Golay-Buchel Holding SA, Lausanne.....................            40        33,606
 Gornergrat Monte Rasa-Bahnen Zermatt..................            70        64,784
 Gurit-Heberlein AG, Wattwil SG........................           225       635,038
 HPI Holding SA, Yverdon-les-Bains.....................           200        39,382
 Hero AG...............................................         3,040       375,129
 Industrieholding Cham AG, Cham........................           216       158,789
 Jelmoli Holding AG, Zuerich...........................         1,521     1,417,642
 Jelmoli Holding AG, Zuerich (Namen)...................         2,835       534,052
 Kardex AG, Zuerich....................................           693       191,043
 Kardex AG, Zuerich (Participating)....................           610       162,557
 Keramik Holding AG Laufen, Laufen.....................           600       175,251
 Kraftwerk Laufenburg, Laufenburg......................         8,265     1,266,714
 Kuehne & Nagel International AG, Schindellegi.........           162       116,965
 Lem Holding SA, Plan-les-Ovates.......................           270        47,849
 Loeb Holding AG, Bern (Participating).................           620       120,050
 Logitech International SA, Apples.....................         4,805       649,695
 Maag Holding AG, Zuerich..............................           820       182,458
 Mikron Holding AG, Biel...............................         1,224       284,403
 #Moevenpick-Holding, Zuerich..........................         1,320       606,486
 Netstal-Maschinen AG, Nafaels.........................             2         1,982
 Nextrom Holding SA....................................           277        46,363
 Omnium Geneve SA, Geneve..............................           110            36
 Orell Fuessli Graphische Betriebe AG, Zuerich.........           240       356,015
 Oz Holding, Zuerich...................................           440       402,880
 Parco Industriale e Immobiliare SA....................           600         1,378
 Phoenix Mecano AG, Stein am Rhein.....................         2,749     1,308,163
 Phonak Holding AG Series B............................           230       279,286
 Publicitas Holding SA, Lausanne.......................         1,099       670,856
 Sarna Kunststoff Holding AG, Sarnen...................           176       215,447
 Schweizerhall Holding AG, Basel.......................           140       113,946
 Schweizerische National Versicherungs Gesellschaft,
   Basel...............................................           132       255,591
 Siegfried AG, Zofingen................................           856       736,028
 Sig Schweizerische Industrie-Gesellschaft Holding AG,
   Neuhausen AM Rheinfall..............................           320       198,906
 Sihl Zuercher Papierfabriek an der Sihl, Zuerich......            10         2,166
 Sika Finanz AG, Baar..................................           800       238,131
 Sika Finanz AG, Baar (Namen)..........................           750        37,413
 Sopracenerina.........................................         2,409       199,231
 Suedelektra Holding AG, Zug...........................           520       348,139
 Swisslog Holding AG...................................         2,500       295,367
 Tege SA...............................................         1,800        28,237
 UMS Schweizerische Metallwerke Holding AG, Bern.......         2,560       211,719
 Unigestion Holding, Geneve............................         2,891       127,137
 Usego Hofer Curti AG, Volketswil......................         2,040       543,632
 Vaudoise Assurances Holding, Lausanne.................            45       109,286
 Villars Holding SA, Fribourg..........................           150        29,635
 Von Moos Holding AG, Luzern...........................         7,000        77,649
 Von Roll Holding AG, Gerlafingen......................        32,024       651,608
                                                               SHARES        VALUE+
                                                         ------------  ------------
 WMH Walter Meier Holding AG, Staefa...................            50  $     43,320
 Zehnder Holding AG....................................           193        93,616
 Zellweger Luwa AG, Uster..............................           804       544,609
 Zschokke Holding SA, Geneve...........................           230        62,952
 *Zueblin Holding AG...................................            70           634
 *Zueblin Holdings AG Em 99............................            23           208
 Zuercher Ziegeleien Holding, Zuerich..................         1,415     1,151,668
 Zuger Kantonalbank....................................           545       804,874
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $21,901,322)...................................                  30,694,729
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $16,106)......................................                      16,101
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Carlo Gavazzi Holding AG Warrants 06/30/99
   (Cost $0)...........................................           415           191
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $21,917,428)...................................                  30,711,021
                                                                       ------------
ITALY -- (11.1%)
COMMON STOCKS -- (11.1%)
 Acquedotto de Ferrari Galliera SpA....................        40,000       161,024
 Allianz Subalpina SpA.................................        55,125       541,809
 *Ansaldo Trasporti SpA................................       169,533       223,354
 *Auschem SpA (In Liquidation).........................        82,000             0
 *Banca Nazionale dell'Agricoltura SpA.................       170,000       444,384
 #Banco di Chiavari e della Riviera Ligure SpA,
   Chiavari............................................       120,000       388,967
 #Bassetti SpA.........................................        61,500       395,797
 *Bastogi SpA..........................................     1,183,000        82,876
 *Binda SpA............................................     1,299,375        25,271
 Boero (Bartolomeo) SpA................................         8,925        65,231
 Bonifica dei Terreni Ferraresi e per Imprese Agricole
   Roma................................................         8,600        81,380
 *Brioschi Finanziaria SpA, Milano.....................       175,000        32,388
 CALP (Cristalleria Artistica la Piana SpA)............        48,000       143,541
 CAMFIN (Cam Finanziaria)..............................        28,700        51,015
 *CEMENTIR (Cementarie del Tirreno SpA), Roma..........       480,219       472,999
 CMI SpA...............................................        51,606       129,503
 Caffaro SpA Sta per l'Industria Chimica ed
   Elettrochimica......................................       297,550       286,854
 *Calcestruzzo ed il Cemento SpA.......................       464,040       490,057
 Caltagirone SpA.......................................       343,085       333,622
 *Cartiere Burgo SpA...................................        42,500       273,296
 Cementeria di Augusta SpA.............................       105,000       189,386
 #Cia Assicuratrice Unipol SpA.........................       199,333       869,130
 Comau SpA.............................................       121,500       410,344
 Condotta Acque Potabili SpA, Torino...................        28,000       114,181
 *Cucirini SpA.........................................        30,000        23,526
 *Dalmine SpA..........................................     1,976,700       454,708
 #Danieli & C.Officine Meccaniche SpA..................        66,500       396,338
 *Dataconsyst C.G.S. SpA, Monza........................           220             0
 *Del Favero SpA.......................................        86,000             0
 *FMC (Fabbrica Milanese Condutorri SpA)...............        25,000             0

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *#FONSPA (Credito Fondiaro e Industriale Istituto per
   i Finanziamenti a Medio e Lungo Termine SpA)........       171,500  $    401,681
 Falck (Acciaierie & Ferriere Lombarde)................       160,800     1,193,751
 Finarte Casa d'Aste SpA (Milano)......................        56,266       105,310
 *Finarte Partecipazioni Pro Arte SpA..................       162,693        92,542
 *Finrex Finanziaria Immobiliaria SpA (In
   Liquidation)........................................        36,000             0
 *Firs-Italiana de Assicurazioni Compagnia di
   Assicurazioni Eriassicurazioni (In Liquidation).....        90,000             0
 *Fochi (Filippo) SpA..................................       216,000             0
 *Fornara Societa Finanziaria e di Participazioni
   SpA.................................................       310,000             0
 Gabetti Holding SpA...................................        55,000        75,336
 *Gerolimich SpA (In Liquidation)......................       297,400             0
 Gewiss SpA............................................        73,900     1,390,870
 *Gottardo Ruffoni SpA.................................       279,832             0
 *Grassetto SpA........................................       279,125             0
 ITALJOLLY (Cia Italiana dei Jolly Hotels SpA).........        34,500       189,747
 Immobiliare Metanopoli SpA............................     1,062,500     1,144,289
 *Impregilo SpA........................................       532,000       401,623
 Industria Macchine Automatique SpA....................        23,000       152,471
 Industrie Zignago S. Margherita SpA...................        52,000       425,730
 Ipi SpA...............................................       141,400       250,604
 Linificio & Canapificio Nazionale SpA.................        88,000        37,726
 Maffei SpA............................................        52,500        66,422
 Magneti Marelli SpA...................................       287,666       383,503
 *Mandelli SpA.........................................        41,000             0
 Manifattura Lane Gaetano Marzotto & Figli SpA.........       138,000     1,093,749
 Marangoni SpA, Rovereto...............................        34,303       109,037
 #Merloni Elettrodomestici SpA.........................       155,000       648,278
 Milano Assicurazioni SpA..............................       264,057       745,471
 *Monrif SpA...........................................       210,000       141,408
 Montefibre SpA, Milano................................       275,267       154,848
 *Necchi SpA...........................................       164,250        59,594
 *Perlier SpA..........................................       100,700        29,482
 Pininfarina SpA.......................................        62,570     1,301,933
 #Poligrafici Editoriale SpA...........................       226,000       439,532
 *Premafin Finanziaria SpA.............................       716,000       455,183
 *Premaimm SpA.........................................       179,000        76,737
 *Ratti SpA............................................       128,400       198,699
 Recordati Industria Chimica E Farmaceutica SpA........        24,000       217,069
 *Reno de Medici SpA, Milano...........................       100,500       237,489
 *Risanamento di Napoli SpA............................        22,200       471,214
 Riva Finanziaria SpA..................................        47,600       146,825
 *Rodriquez SpA........................................        41,250             0
 #SAES Getters SpA.....................................        14,750       124,616
 *SISA (Societa Imballaggi Speciali Asti SpA)..........        65,000        46,556
 SMI STA Metallurgica Italiana SpA.....................       565,280       296,122
 *SOPAF (Societa Partecipazioni Finanziarie SpA).......        85,000        50,215
 #Safilo (Sta Azionaria Fabbrica Italiana Lavorazione
   Occhiali) SpA.......................................       175,500       976,244
 Saiag SpA (Industrie Articoli Gomma)..................        30,000       155,273
 *Schiapparelli 1824 SpA, Milano.......................        15,000         2,800
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Simint SpA............................................        79,988  $    553,672
 Snia BPD SpA..........................................        65,600        82,310
 #Sogefi SpA...........................................       182,500       454,161
 Sondel Nordelettrica SpA..............................       191,992       596,224
 #Sorin Biomedica SpA..................................       275,610       878,950
 *Stayer SpA...........................................        22,500        24,350
 Stefanel SpA..........................................       180,800       283,569
 Terme Demaniali di Acqui SpA..........................        39,900        39,091
 *Tripcovich (D.) & Co. SpA Navigazione Rimorchi e
   Salvataggi Trieste..................................       113,898             0
 #UNICEM (Unione Cementi Marchini Emiliane e di
   Augusta-Casale).....................................       108,600     1,158,243
 *Unione Manifatture SpA (In Liquidation)..............       156,000             0
 *Unipar (Unione Nazionale di Participazione SpA) (In
   Liquidation)........................................       539,000             0
 Vianini Industria SpA.................................       101,000        83,429
 Vianini Lavori SpA....................................       347,600       650,582
 Vittoria Assicurazioni SpA............................        51,500       207,857
 Zucchi (Vincenzo) SpA.................................        89,000       655,137
                                                                       ------------
TOTAL -- ITALY
  (Cost $29,131,864)...................................                  27,238,535
                                                                       ------------
SPAIN -- (9.1%)
COMMON STOCKS -- (9.1%)
 Ahorro Familiar SA....................................         6,051        90,159
 Amper SA..............................................        28,400       445,133
 *#Asturiana del Zinc SA...............................        33,100       385,898
 Azkoyen SA............................................        26,250       708,139
 *BAMI SA (Inmobiliara de Construcciones y Terrenos)...        28,360       127,510
 Banco de Castilla.....................................        19,309       333,130
 Banco de Credito Balear SA............................        35,424       670,418
 Banco de Galicia SA...................................        75,500     1,240,992
 Banco de Valencia SA..................................       154,050     1,314,381
 Banco de Vasconia SA..................................        89,000       977,122
 Banco Guipuzcoano SA..................................        19,268       249,820
 Banco Zaragozano SA...................................        37,598     1,158,549
 Bodegas y Bebedas SA..................................        39,504       425,449
 CAF (Construcciones y Auxiliar de Ferrocarriles SA)...         7,500       197,620
 *CAI (Corporacion Alimentaria Iberica SA).............        11,200             0
 *CARTEMAR (Cartera de Valores del Mar SA).............         4,016        20,576
 *CINSA (Compania de Inversiones SA)...................         1,400         6,661
 Campofrio Alimentacion S.A............................        69,600     1,297,568
 Construcciones Lain SA................................       202,472       561,023
 *El Aguila SA.........................................        39,200       361,103
 Elecnor SA............................................         6,100       197,725
 Empresa Nacional de Celulosa SA.......................         8,200       145,329
 Energia e Industrias Aragonesas SA....................        12,340        70,578
 *#Ercros SA...........................................        33,200        29,507
 *Ercros SA Issue 99...................................        15,318        13,614
 *Erpo SA..............................................         3,289         1,426
 Espanola del Zinc SA..................................         9,750        53,318
 *Estacionamientos Urbanos SA..........................         4,200             0
 *#Europistas Concesionaria Espanola SA................       174,943     1,110,337
 *#Filo SA.............................................        38,297        72,880

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Filo SA Class A Issue 99.............................        40,549  $     77,165
 *Grupo Hispano-Suiza SA...............................       535,500       229,569
 Hullas del Coto Cortes................................         8,666       131,388
 Iberica de Autopistas SA Concesionaria de Estado
   Iberpistas..........................................       135,210     1,063,154
 *Inbesos SA...........................................         8,050        28,787
 Indo Internacional SA.................................         5,600       254,710
 Inmobiliaria del Sur SA...............................         1,380        62,046
 *Inmobiliaria Urbis SA................................        37,291       531,069
 Inmobiliaria Zabalburu SA.............................        23,200       213,957
 Koipe SA, San Sebastian...............................        16,800       483,072
 LSB (La Seda de Barcelona SA) Series B................        25,200       120,944
 Lingotes Especiales SA................................         7,360        83,729
 Marco Iberica Distribucion de Ediciones Midesa........         5,600       124,427
 *Max Center Leisa SA..................................         3,000         5,184
 Nicolas Correa SA.....................................         7,875        81,436
 *Nueva Montana Quijano SA Series B....................        80,500        60,603
 Papelera de Navarra SA................................         6,000       131,747
 *Pascual Hermanos SA..................................         7,610         4,854
 *Pescanova SA.........................................        16,252       169,593
 Portland Valderrivas SA...............................        18,225       586,932
 Prim SA...............................................         3,100        32,252
 Prosegur Cia de Seguridad SA..........................         7,000        78,170
 *#Radiotronica SA.....................................         3,205       177,110
 *RadioTronica SA Em 99................................           320        17,683
 *Reno de Medici SpA...................................       147,140       353,857
 *Sotogrande SA........................................        62,786       229,774
 #Tableros de Fibras SA Series B.......................        21,876       267,852
 Tavex Algodonera SA...................................         8,800        85,573
 Transportes Ferroviarios Especiales Tranfesa..........        21,000       274,472
 Uniland Cementera SA..................................         5,750       352,318
 Unipapel SA...........................................        20,968       261,996
 Uralita SA............................................       101,725       939,200
 Vidrala SA, Alava.....................................        47,040       426,930
 Viscofan Industria Navarra de Envolturas Celulosicas
   S.A.................................................        97,492     1,212,049
 *#Zeltia SA...........................................        54,960       900,503
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $15,058,138)...................................                  22,320,070
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Tableros de Fibras SA Rights 06/24/99................        21,876         1,830
 *Zeltia SA Rights 06/21/99............................        54,960        58,616
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      60,446
                                                                       ------------
TOTAL -- SPAIN
  (Cost $15,058,138)...................................                  22,380,516
                                                                       ------------
NETHERLANDS -- (8.9%)
COMMON STOCKS -- (8.9%)
 A.I.R. Holdings NV....................................         1,399        46,810
 ACF Holding NV (Certificate)..........................        12,757       192,079
 Aalberts Industries NV................................        24,593       540,008
 Accell Group NV.......................................         4,662        65,807
 Atag Group NV.........................................         4,630        79,153
 Athlon Groep NV.......................................        34,250       873,816
 Bam Groep NV..........................................         5,295       321,117
 Batenburg Beheer NV...................................         1,000        88,877
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Beers NV..............................................        16,625  $    747,480
 Begemann Groep NV.....................................        11,451       127,515
 *Begemann Groep NV Series B...........................        13,451        37,271
 Boskalis Westminster NV...............................        46,876       695,999
 Cindu International NV................................         3,500       120,402
 Content Beheer........................................        12,043       430,026
 Delft Instruments NV..................................        13,064       150,258
 Econosto NV...........................................        16,811       195,992
 Eriks Holdings NV.....................................         4,000       223,760
 GTI Holding...........................................        18,535       374,041
 #Gamma Holding NV.....................................        14,879       668,978
 Gemeenschappeljk Bezit Crown van Gelder NV............        12,000       173,780
 Geveke NV.............................................         7,860       357,504
 Grolsche NV...........................................        32,100       839,102
 Hoek's (W.A.) Machine & Zuurstoffafabriek NV..........        14,850       577,616
 *Hollandia Industriele Maatschappij NV................           520        22,836
 Hollandsche Beton Groep NV............................        52,152       670,727
 Internatio-Mueller NV.................................        27,400       567,264
 Kas-Associatie NV.....................................         7,730       452,219
 Kempen & Co. NV.......................................        21,232     1,141,100
 Koninklijke Ahrend NV.................................        31,344       566,983
 Koninklijke Frans Maas Groep NV.......................        11,663       359,751
 Koninklijke Ten Cate NV...............................         9,707       346,613
 Krasnapolsky Hotels & Restaurants NV..................         3,230       245,869
 Landre & Glinderman NV................................         2,254        77,775
 MacIntosh NV..........................................        15,053       409,229
 NBM-Amstelland NV.....................................        58,192     1,070,891
 NKF Holding NV........................................        13,396       439,119
 Nagron Nationaal Grondbezit NV........................        15,316       379,545
 Nederlandsche Apparatenfabriek........................        14,000       297,162
 Nedlloyd Groep NV, Rotterdam..........................        22,900       545,934
 Norit NV..............................................        24,731       186,185
 Otra NV...............................................        23,000       348,711
 Polynorm NV...........................................         3,545       215,729
 Reesink NV............................................         2,050        97,315
 Roto Smeets de Boer NV................................         1,000        33,407
 Rubber Cultuur Maatschappij Amsterdam NV..............        40,800        88,308
 Samas-Groep NV, Zaandam...............................        22,112       298,255
 Schuitema NV, Amersfoort..............................           300       799,891
 Schuttersveld NV......................................        20,596       325,184
 Smit Internationale NV................................        18,582       423,563
 Sphinx NV.............................................        18,968       183,456
 *Textielgroep Twenthe NV..............................         1,000        86,681
 Twentsche Kabel Holding NV............................        16,541       539,617
 Ubbink NV.............................................         1,500        50,189
 Unique International NV...............................        10,477       239,911
 Van der Mollen Holding NV.............................        17,821     1,162,750
 *Van Dorp Groep NV....................................         3,327        54,964
 *Van Heek-Tweka NV....................................         3,880        16,634
 Vredestein NV.........................................        15,514       158,972
 Wegener Arcade NV ....................................        69,015     1,028,319
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,151,397)...................................                  21,858,449
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Aalberts Industries NV Rights 07/15/99...............        24,593             0
 *Begemann Groep NV Rights 06/02/99....................        11,451             0

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Content Beheer Rights 06/02/99.......................        12,043  $          0
 *Hollandsche Beton Groep NV Rights 06/02/99...........        52,152             0
 *Kas-associate NV Rights Open Pay Date................         7,730             0
 *NBM Amstelland NV Rights 06/02/99....................        58,192             0
 *Norit NV Rights 06/21/99.............................        24,731             0
 *Smit International NV Rights 06/28/99................        18,582             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $12,151,397)...................................                  21,858,449
                                                                       ------------
SWEDEN -- (6.1%)
COMMON STOCKS -- (6.1%)
 Active I Malmoe AB Series A...........................         4,160        72,784
 *Active I Malmoe AB Series B..........................         4,160        72,784
 #Allgon AB Series B...................................        65,400       785,716
 Alma Industri & Handel AB Series B....................         5,200        97,045
 *Althin Medical AB Series B...........................         4,800        26,314
 Anders Dioes AB.......................................        28,800       163,932
 Angpannefoereningen AB Series B.......................        10,800       141,719
 *Argonaut AB Series A.................................        81,000        56,687
 B & N Bylock & Nordsjoefrakt AB Series B..............        41,800        73,621
 BPA AB Series A.......................................        74,000       259,806
 BPA AB Series B.......................................        56,700       185,179
 Beijer AB Series B....................................        11,700       146,023
 Berg (C.F.) & Co. AB Series B.........................         6,200        13,379
 Bong Ljungdahl AB.....................................         6,000        52,138
 Boras Waefveri AB Series B............................         8,600        46,645
 Capona AB.............................................        19,000        75,350
 Carbo AB..............................................        11,100       223,985
 Catena AB Series A....................................        66,700       626,285
 #Celsius Industrier AB Series B.......................        60,100       750,082
 Concordia Maritime AB Series B........................        37,300        52,208
 Eldon AB Series B.....................................        21,600       332,566
 Enator AB.............................................        60,100     1,517,689
 Enea Data AB Class B..................................         8,000       133,437
 Esselte AB Series A...................................        40,100       608,048
 Esselte AB Series B...................................        34,500       531,182
 Evidentia Fastigheter AB Series A.....................        16,120        90,252
 Evidentia Fastigheter AB Series B.....................         1,000         5,599
 FFNS Gruppen AB Series B..............................        23,450       172,319
 *Fagerlid Industrier AB...............................         8,600        15,047
 Fastighets AB Tornet..................................        10,800       147,387
 Fastighits AB Celtica.................................         5,800        32,473
 Finnveden AB..........................................        18,100       268,122
 *Firefly AB...........................................         8,400         7,348
 *#Frontec AB Series B.................................        18,200        76,423
 Garphyttan Industrier AB..............................        39,000       520,859
 #Getinge Industrier AB Series B.......................        39,736       602,529
 Geveko AB Series B....................................         8,300        98,748
 Gorthon Lines AB Series B.............................        41,800       144,317
 Hexagon AB Series B...................................         3,572        66,663
 ICB Shipping AB Series B..............................        61,500       380,191
 Industrifoervaltnings AB Skandigen....................        13,300        38,628
 *Intelligent Micro Systems Data AB....................         3,400        14,673
 Iro AB................................................        11,800       128,002
 *JP Bank Series A.....................................        14,000        56,338
 *JP Bank Series B.....................................         8,000        32,659
 Jacobson and Widmark AB...............................        13,400        98,468
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Kjessler & Mannerstrale AB...........................         8,500  $     49,572
 *Klippans Finpappersbruk AB...........................         5,800        17,251
 *Lifco AB.............................................         7,947        34,297
 Lindex AB.............................................        16,100       434,738
 *Meda AB Series A.....................................         2,100        18,616
 Monark Stiga AB.......................................        21,700        83,527
 NCC AB Series B.......................................        10,300       107,525
 *NH Nordiska Holding AB...............................        17,000        17,846
 Nobelpharma AB........................................        45,460       657,509
 Nolato AB Series B....................................        30,600       349,782
 OEM International AB Series B.........................         7,100        87,784
 #Piren AB.............................................        16,860       107,178
 Platzer Bygg AB Series B..............................        36,000        42,411
 Prifast AB............................................        19,000       161,781
 Rottneros Bruk AB.....................................       366,600       254,425
 *Scandiaconsult AB....................................        14,300       101,746
 Scribona AB Series A..................................        40,100       116,932
 Scribona AB Series B..................................        31,700        91,329
 Segerstroem & Svensson AB.............................        15,200        54,075
 Sifo Group AB.........................................        40,100       238,542
 Sifo Group AB, New Shares.............................        31,700       195,968
 Spendrups Bryggeri AB Series B........................        19,900        83,561
 Stena Line AB Series B................................       128,000       152,286
 Svedala Industri......................................        60,000       976,283
 Sweco AB Series B.....................................        23,450        87,527
 *Tivox AB Series B....................................         7,200        11,925
 *Wallenstam Byggnads AB Series B......................        16,700        81,812
 Westergyllen AB Series B..............................         4,300        56,676
 Wihlborg & Son AB Series B............................        83,500        94,473
 Zeteco AB Series B....................................        10,400       160,125
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,463,621)...................................                  14,969,151
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $16,725)......................................                      16,520
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Humlegarden Fast Series B Rights 06/08/99............        23,450         7,960
 *NCC AB Series A Rights 05/13/99......................        10,300         3,460
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      11,420
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $13,480,346)...................................                  14,997,091
                                                                       ------------
BELGIUM -- (4.4%)
COMMON STOCKS -- (4.4%)
 *Abfin SA.............................................         2,560             0
 Afrifina..............................................         3,480       664,067
 BMT NV................................................         2,040       341,287
 Banque Belgo-Zairoise Belgolaise SA...................         1,155       217,382
 Banque Nationale de Belgique..........................           710     1,161,829
 Belge des Betons......................................           425       187,974
 Belgo Katanga NPV.....................................           408       375,842
 Belgo Katanga NPV V.V.P.R.............................           136       122,437
 CFE (Compagnie Francois d'Entreprises)................         2,080       380,602
 CMB (Cie Martime Belge)...............................           500        21,435
 Carrieres Unies Porphyre..............................            20        17,901

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Chimique et Metallurgique Campine, Beerse............           370  $     36,908
 City Hotels SA........................................         1,290       157,814
 Cofinimmo SA..........................................         4,763       547,826
 *Cokeries & Houilleres d'Anderlues....................           100         5,228
 Commerciale de Brasserie SA COBRHA....................           115        53,220
 Creyf's SA............................................        16,070       388,148
 *Creyf's SA Interim Strip VVPR........................         4,070            85
 Deceuninck Plastics Industries SA.....................         6,370     1,798,344
 *Electrorail SA (Reunies d'Electricite & de
   Transports).........................................        11,416        13,488
 Engrais Rosier SA.....................................           655        68,487
 Floridienne NV........................................         2,033       111,388
 Ford Motor Co. SA Belgium.............................         1,110       145,775
 *Franki NV (Cie Internationale des Pieux Armes
   Frankignoul SA).....................................         5,875         1,523
 Glaces de Charleroi...................................            70       230,923
 Ibel (Nouvelle).......................................         2,655       179,058
 Immobel (Cie Immobiliere de Belgique SA)..............        10,600       687,175
 *Intercomfina SA......................................        11,000           460
 Mecaniver SA, Bruxelles...............................           128        39,482
 Metiers Automatiques Picanol..........................           403       155,911
 *PCB SA Bruxelles.....................................         6,504        27,203
 *Papeteries de Catala SA..............................           315        51,711
 *Plantations Nord-Sumatra SA..........................           650        74,353
 *Recticel SA..........................................         8,450       105,141
 SABCA (Sa Belge de Constructions Aeronautiques).......         4,280       167,820
 *SCF SA...............................................           380         1,788
 *SCF VVPR Shares......................................         2,470        10,072
 SIPEF (Societe Internationale de Plantations & de
   Finance) Strip VVPR.................................           370             8
 SIPEF (Societe Internationale de Plantations & de
   Finance), Anvers....................................         1,545       188,040
 Sait Radioholland.....................................         6,088       107,580
 Sait Radioholland (Precompte Reduit)..................           152         2,591
 Sapec SA..............................................         3,635       186,239
 *Sapec SA VVPR........................................            75            39
 Sidro.................................................         4,040       302,035
 Spadel NPV............................................           325       339,823
 Spector Photo Group SA................................         3,688       119,542
 Surongo SA............................................            20         5,437
 Telinfo SA............................................         3,448       434,795
 *Telinfo SA V.V.P.R...................................         1,158            24
 Ter Beke NV...........................................         2,212       138,773
 UNIBRA................................................         1,600       146,385
 Uco Textiles NV.......................................         2,124       209,873
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $7,990,415)....................................                  10,731,271
                                                                       ------------
DENMARK -- (1.1%)
COMMON STOCKS -- (1.1%)
 Aarhus Oliefabrik A.S. Aeries A.......................           640        16,663
 Alm Brand A.S. Series B...............................         2,000        36,590
 Amtssparekassen Fyn A.S...............................           388        17,692
 Bang & Olufsen Holding A.S. Series B..................         2,437       159,636
 Broedrene Hartmann A.S. Series B......................           121        16,432
 Coloplast A.S. Series B...............................         2,187       224,680
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Crisplant Industries A.S..............................           960  $     56,338
 D'Hooge Schouw NV.....................................           680        25,360
 DFDS A.S., Copenhagen.................................           100        62,626
 Dampskibsselsk et Torm A.S............................           360        12,627
 Danske Traelastko.....................................           896        67,461
 East Asiatic Co., Ltd.................................         4,283        43,398
 Ejendamsselskabet Norden A.S..........................           958        42,469
 Falck A.S.............................................         2,370       171,803
 Fih A.S. Series B.....................................         3,090        60,011
 Fluegger A.S. Series B................................           658        15,742
 GN Great Nordic, Ltd..................................        15,000       502,412
 Hoejgaard Holding A.S. Series B.......................           126        11,526
 Holm (Jacob) & Sonner Series B........................         2,254        36,796
 Incentive A.S.........................................         1,085        49,625
 Kansas Ehrvervsbeklaedning Odense A.S. Series B.......           688        33,404
 Kjobenhavns Sommer Tivoli A.S.........................            30         6,460
 Korn-Og Foderstof Kompagnet A.S.......................         2,428        49,546
 Lauritzen (J.) Holding Series B.......................           483        49,621
 Martin Gruppen A.S....................................           318         8,055
 Neg Micon A.S.........................................           536        64,117
 Nordiske Kabel og Traadfabrikker Holding A.S..........         1,498        96,975
 Per Aarsleff A.S. Series B............................           425        17,405
 Radiometer A.S. Series B..............................         1,803        85,003
 Sanistal A.S. Series B................................           176         6,192
 #Sas Danmark A.S......................................         9,400       107,815
 Spar Nord Holding.....................................         1,103        38,652
 Superfos A.S..........................................         6,178        86,075
 Sydbank A.S...........................................         1,742        67,417
 Thorkild Kristensen...................................           527        48,208
 Topdanmark A.S........................................           784       127,435
 Vest-Wood A.S.........................................           396        26,750
 Vt Holdings Shares A..................................            44         1,579
 Vt Holdings Shares B..................................           396        14,768
 Wessel & Vett Magasin du Nord A.S. Series C...........           602        30,576
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,523,361)....................................                   2,595,940
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $2,384).......................................                       2,359
                                                                       ------------
TOTAL -- DENMARK
  (Cost $2,525,745)....................................                   2,598,299
                                                                       ------------
IRELAND -- (0.9%)
COMMON STOCKS -- (0.9%)
 Abbey P.L.C...........................................        11,619        48,596
 Adare Printing Group P.L.C............................         4,166        27,443
 Anglo Irish Bank Corp. P.L.C..........................        78,687       213,917
 Ardagh P.L.C..........................................        13,676        30,387
 Arnotts P.L.C.........................................         5,311        42,482
 Barlo Group P.L.C.....................................        51,047        46,436
 Clondalkin Group P.L.C................................        12,750        93,321
 *Dragon Oil P.L.C.....................................       104,167        29,953
 *Dunloe Ewart P.L.C...................................       135,918        56,669
 Glanbia P.L.C.........................................        87,756       149,566
 Golden Vale P.L.C.....................................        47,353        53,474
 Green Proper Co.......................................        33,017       191,602
 Greencore Group P.L.C.................................        57,511       210,469

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Heiton Holdings P.L.C.................................        14,060  $     41,899
 IWP International P.L.C...............................        21,361        51,371
 Irish Continental Group P.L.C.........................         7,871       106,167
 Jurys Hotel Group P.L.C...............................        13,290       116,728
 Kingspan Group P.L.C..................................        49,938       138,372
 Laws Group P.L.C......................................        34,340       138,239
 Ryan Hotels P.L.C.....................................        22,095        19,637
 *Tullow Oil P.L.C.....................................        71,044        56,456
 United Drug P.L.C.....................................         8,016        52,804
 Waterford Wedgwood P.L.C..............................       220,752       230,820
                                                                       ------------
TOTAL -- IRELAND
  (Cost $2,093,293)....................................                   2,146,808
                                                                       ------------
NORWAY -- (0.7%)
COMMON STOCKS -- (0.7%)
 Ask Proxima...........................................         8,260        49,223
 Bergensbanken ASA.....................................         2,480        37,418
 Braathens S.A.F.E. ASA................................         6,440        23,679
 Det. Sondenfjelds-Norske Dampskibsselskab ASA Series
   A...................................................         7,420        49,862
 Dyno Industrier ASA...................................         5,110        86,818
 Ekornes ASA...........................................         6,660        55,310
 Elkem ASA.............................................         9,850       156,111
 Elkjoep ASA...........................................         7,150       101,534
 Farstad Shipping ASA..................................         9,060        24,123
 Hafslund ASA..........................................        13,650        81,342
 Kongsberg Gruppen ASA.................................         4,800        66,945
 Kverneland ASA........................................         1,940        47,965
 Leif Hoegh & Co. ASA..................................         6,000        82,921
 #NCL Holding ASA......................................        47,640       140,739
 Narvesen Asa..........................................         2,000        46,912
 Nera ASA..............................................        19,210        45,546
 Nordlandsbanken ASA...................................         1,270        33,493
 Olav Thon Eiendomsselskap ASA.........................         2,370        70,616
 Prosafe ASA...........................................         5,140        48,226
 Rieber and Son ASA Series A...........................         7,960        60,555
 Selmer ASA............................................         4,450        39,495
 Smedvig ASA...........................................         8,240        92,983
 *Steen and Stroem ASA.................................         5,570        79,450
 Storli ASA Series A...................................         2,970        35,397
 Tandberg Data ASA.....................................         7,750        39,305
 Tandberg Tel..........................................         6,430        66,036
 Veidekke ASA..........................................         2,270        33,243
 Wilhelmsen (Wilhelm), Ltd. ASA........................         1,980        53,975
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,557,551)....................................                   1,749,222
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $5,895).......................................                       5,827
                                                                       ------------
TOTAL -- NORWAY
  (Cost $1,563,446)....................................                   1,755,049
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------
FINLAND -- (0.5%)
COMMON STOCKS -- (0.5%)
 Alandsbanken AB Series B..............................         1,100  $     18,863
 Amer Group P.L.C......................................         7,290       109,383
 Finnair Oyj...........................................        25,420       130,239
 Finnlines Oy..........................................         5,990       170,985
 Finvest Oyj...........................................        17,470        31,054
 Kone Oy Series B......................................         1,660       216,096
 Laennen Tehtaat Oy....................................         1,930        24,519
 Lasslla and Tikanoja Oyj..............................         4,740       109,036
 Lemminkainen Oy.......................................         5,100        47,460
 Nokian Renkaat Oyj....................................         3,090        88,205
 Okobank Class A.......................................         4,880        44,137
 Polar Real Estate Corp. Series K......................        54,000        18,068
 *Silja Oy AB Series A.................................        16,360        37,291
 Talentum Oyj..........................................         4,890        69,026
 Tamro Oyj.............................................        22,510        92,264
 Viking Line AB........................................         3,240       133,817
                                                                       ------------
TOTAL -- FINLAND
  (Cost $1,344,450)....................................                   1,340,443
                                                                       ------------
EMU -- (0.3%)
INVESTMENT IN CURRENCY -- (0.3%)
 *Euro Currency
   (Cost $735,062).....................................                     725,599
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.4%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
   06/01/99 (Collateralized by U.S. Treasury Notes
   6.75%, 04/30/00, valued at $965,000) to be
   repurchased at $949,485.
   (Cost $949,000).....................................  $        949       949,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)(Cost $203,298,337)++.....                $245,552,581
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
SOUTH KOREA -- (11.7%)
COMMON STOCKS -- (11.6%)
 Daewoo Heavy Industries, Ltd..........................       449,510  $  1,701,986
 *Daewoo Securities Co., Ltd...........................        54,908     1,088,112
 *Hyundai Engineering & Construction Co., Ltd..........       119,254       859,823
 *Hyundai Motor Co., Ltd...............................        92,494     1,567,761
 *Hyundai Securities Co., Ltd..........................        36,690     1,150,992
 Kookmin Bank..........................................       263,875     3,994,231
 Korea Electric Power Corp.............................       118,650     3,631,989
 *Korea First Bank Inc., Ltd...........................        11,800        25,623
 LG Chemical, Ltd......................................       101,559     1,995,467
 LG Electronics, Inc...................................       108,602     2,069,743
 LG Information & Communications, Ltd..................        18,635       762,152
 *LG Insurance Co., Ltd................................           341        28,152
 Pohang Iron & Steel Co., Ltd..........................         2,580       201,248
 S1 Corporation........................................         1,756       367,237
 SK Corp., Ltd.........................................        94,498     1,984,231
 SK Telecom Co., Ltd...................................           272       149,091
 Samsung Display Devices, Ltd..........................        43,098     2,071,582
 Samsung Electro-Mechanics Co., Ltd....................        62,117     1,314,784
 Samsung Electronics Co., Ltd..........................        71,811     4,995,916
 *Samsung Fire & Marine Insurance......................         4,081     2,095,821
 *Seoul Bank...........................................        11,800        27,165
 Shinhan Bank Co., Ltd.................................       158,241     1,541,249
 *Ssangyong Investment Securities Co., Ltd.............        52,660       468,493
 Ssangyong Oil Refining Co., Ltd.......................        32,080       684,424
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $22,596,208)...................................                  34,777,272
                                                                       ------------
RIGHTS/WARRANTS -- (0.1%)
 *Hyundai Securities Co., Ltd. Rights 06/11/99.........         8,846        79,072
 *Samsung Electro-Mechanics Co., Ltd. Rights
   06/14/99............................................        12,317        40,508
 *Samsung Electronics Co., Ltd. Rights 06/21/99........         5,747        61,064
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                     180,644
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Korean Won
   (Cost $2)...........................................                           3
                                                                       ------------
TOTAL -- SOUTH KOREA
  (Cost $22,596,210)...................................                  34,957,919
                                                                       ------------
THAILAND -- (11.0%)
COMMON STOCKS -- (11.0%)
 *Adkinson Securities Public Co., Ltd. (Foreign).......         2,100         2,770
 *Advance Agro Public Co., Ltd. (Foreign)..............     1,030,130       741,848
 Advanced Info Service Public Co., Ltd. (Foreign)......       593,100     7,217,149
 *Amarin Plaza Public Co., Ltd. (Foreign)..............         7,400         1,215
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Ayudhya Insurance Public Co., Ltd. (Foreign)..........         1,000  $      2,652
 BEC World Public Co., Ltd. (Foreign)..................       132,700       696,634
 *Bangkok Bank of Commerce Public Co., Ltd.
   (Foreign)...........................................         7,647             0
 *Bangkok Expressway Public Co., Ltd. (Foreign)........     2,333,000     1,680,111
 *Bangkok Land Public Co., Ltd. (Foreign)..............        65,200        11,585
 *Bangkok Metropolitan Bank Public Co., Ltd.
   (Foreign)...........................................             1             0
 *Bangkok Rubber Public Co., Ltd. (Foreign)............        14,600         2,987
 *Bank of Asia Public Co., Ltd. (Foreign)..............        12,870         9,528
 *Bank of Ayudhya Public Co., Ltd. (Foreign)...........     1,576,500     1,145,927
 *Banpu Public Co., Ltd. (Foreign).....................        26,800        62,770
 Berli Jucker Public Co., Ltd. (Foreign)...............        10,100        16,043
 *Christiani and Nielson (Thai) Public Co., Ltd.
   (Foreign)...........................................         7,097             0
 Delta Electronics (Thailand) Public Co., Ltd.
   (Foreign)...........................................       317,415     1,777,420
 *Dusit Thani Public Co., Ltd. (Foreign)...............         8,933         9,379
 *First Bangkok City Bank Public Co., Ltd. (Foreign)...     1,613,550             0
 *First City Investment Public Co., Ltd. (Foreign).....        44,200             0
 *Five Stars Property Public Co., Ltd. (Foreign).......         3,800           241
 *General Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        46,300             0
 Grammy Entertainment Public Co., Ltd. (Foreign).......        86,500       326,020
 *Hemaraj Land and Development Public Co., Ltd.
   (Foreign)...........................................        27,500         7,255
 *ITF Finance and Securities Public Co., Ltd...........         8,025             0
 *International Broadcasting Corp. Public Co., Ltd.
   (Foreign)...........................................        11,270         5,537
 International Cosmetics Public Co., Ltd. (Foreign)....         3,500         6,407
 *International Engineering Public Co., Ltd.
   (Foreign)...........................................         2,000           355
 *Kiatnakin Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        12,800         9,993
 *Krisda Mahanakorn Public Co., Ltd. (Foreign).........        23,300           627
 *Krung Thai Bank Public Co., Ltd. (Foreign)...........     9,972,670     6,376,382
 *Land and House Public Co., Ltd. (Foreign)............         2,065         2,557
 *MK Real Estate Development Public Co., Ltd.
   (Foreign)...........................................         2,925           449
 Mutual Fund Public Co., Ltd. (Foreign)................           500           952

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Padaeng Industry Public Co., Ltd (Foreign)...........         7,800  $      2,415
 *Phoenix Pulp and Paper Public Co., Ltd. (Foreign)....        52,700        25,893
 *Poonipat Finance and Securities Public Co., Ltd.
   (Foreign)...........................................         4,987             0
 *Power-P Public Co., Ltd. (Foreign)...................         1,600            17
 *Premier Enterprises Public Co., Ltd. (Foreign).......         6,000             0
 *Property Perfect Public Co., Ltd. (Foreign)..........        26,050         2,244
 *Quality Houses Public Co., Ltd. (Foreign)............        18,000         4,967
 Regional Container Lines Public Co., Ltd. (Foreign)...         1,500         1,292
 *Robinson Department Store Public Co., Ltd.
   (Foreign)...........................................        24,700         3,325
 *Sammakorn Public Co., Ltd. (Foreign).................         7,500         2,373
 *Sanyo Universal Electric Public Co., Ltd.
   (Foreign)...........................................         6,500         1,645
 Serm Suk Public Co., Ltd. (Foreign)...................         1,000         4,092
 *Shinawatra Computer and Communications Public Co.,
   Ltd. (Foreign)......................................       581,000     1,892,609
 *Siam Cement Public Co., Ltd. (Foreign)...............        27,000       700,713
 *Siam City Bank Public Co., Ltd.......................        37,000             0
 *Siam City Cement Public Co., Ltd. (Foreign)..........       354,813     1,337,294
 *Siam Commercial Bank Public Co., Ltd. (Foreign)......       958,166     1,115,645
 Siam Makro Public Co., Ltd. (Foreign).................       727,100     1,517,033
 *Sino-Thai Engineering and Construction Public Co.,
   Ltd. (Foreign)......................................         2,900           878
 *Somprasong Land Public Co., Ltd. (Foreign)...........         5,400             0
 *Srithai Superware Public Co., Ltd. (Foreign).........        16,400         8,168
 *Tanayong Public Co., Ltd. (Foreign)..................        46,000        12,260
 *Telecomasia Corp. Public Co., Ltd. (Foreign).........     4,574,500     3,602,208
 Thai Carbon Black Public Co., Ltd. (Foreign)..........         5,000        10,298
 *Thai Danu Bank Public Co., Ltd. (Foreign)............       201,800       123,595
 *Thai German Ceramic Industry Public Co., Ltd.
   (Foreign)...........................................        11,100         4,184
 *Thai Military Bank Public Co., Ltd. (Foreign)........     1,935,500     1,198,451
 *Thai Petrochemical Industry Public Co., Ltd.
   (Foreign)...........................................     2,768,960       950,443
 Thai Union Frozen Products Co., Ltd...................        80,900       322,337
 *Thaimex Finance and Securities Public Co., Ltd.
   (Foreign)...........................................         4,100             0
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $36,969,661)...................................                  32,959,172
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Thailand Baht
   (Cost $11)..........................................                          12
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------

RIGHTS/WARRANTS -- (0.0%)
 *Hermaraj Land and Development Public Co., Ltd. Rights
   Open Pay Date.......................................        55,000  $          0
 *Siam Commercial Bank Public Co., Ltd. (Foreign)
   Warrants 12/31/02...................................        83,666             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- THAILAND
  (Cost $36,969,672)...................................                  32,959,184
                                                                       ------------
PHILIPPINES -- (10.1%)
COMMON STOCKS -- (10.1%)
 Aboitiz Equity Ventures, Inc..........................     7,014,400       412,937
 Ayala Corp............................................     4,968,000     1,599,420
 Ayala Land, Inc.......................................    10,952,980     3,526,250
 Bacnotan Consolidated Industries, Inc.................       109,134        55,929
 *Belle Corp...........................................     4,916,000       286,820
 *C & P Homes, Inc.....................................    10,306,500       325,040
 *Centennial City, Inc.................................     3,285,000       122,594
 Cosmos Bottling Corp..................................     3,778,000       307,800
 Far East Bank and Trust Co. (Foreign).................     1,190,420     1,798,924
 *Fil-Estate Land, Inc.................................     1,252,000        51,988
 *Filinvest Land, Inc..................................     9,822,000     1,084,162
 *Guoco Holdings (Philippines), Inc....................     1,080,000        29,519
 *International Container Terminal Services, Inc.......     1,059,750       107,228
 *Ionics Circuits, Inc.................................     1,040,850       314,580
 *La Tondena Distillers, Inc...........................       693,200       801,597
 *Megaworld Properties & Holdings, Inc.................     1,695,000        85,529
 *Metro Pacific Corp...................................    10,213,860       520,759
 Metropolitan Bank & Trust Co..........................       537,445     5,190,822
 *Mondragon International Philippines, Inc.............       408,840         6,554
 Petron Corp...........................................    19,893,000     2,195,808
 Philippine Long Distance Telephone Co.................       141,940     3,991,474
 *Philippine National Bank.............................       259,975       601,255
 *Philippine Savings Bank..............................       137,500       103,893
 *Pilipino Telephone Corp..............................       628,500        47,076
 RFM Corp..............................................     4,158,000       508,139
 *Republic Glass Holding Corp..........................       331,250         6,616
 SM Prime Holdings, Inc................................    22,614,000     4,932,877
 *Security Bank Corp...................................       167,007       142,647
 *Southeast Asia Cement Holdings, Inc..................     3,254,516        44,477
 Union Bank of the Philippines.........................       606,500       370,594
 Universal Robina Corp.................................     2,871,000       490,446
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $42,858,504)...................................                  30,063,754
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
RFM Corp.
  (Cost $31,501).......................................       177,090        24,667
                                                                       ------------
TOTAL -- PHILIPPINES
  (Cost $42,890,005)...................................                  30,088,421
                                                                       ------------
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
                                                               SHARES        VALUE+
                                                         ------------  ------------
ISRAEL -- (8.9%)
COMMON STOCKS -- (8.9%)
 Africa-Israel Investments, Ltd........................         2,840  $    172,521
 Africa-Israel Investments, Ltd........................           155        91,446
 *Agis Industries (1983), Ltd..........................        21,736       126,757
 American Israeli Paper Mills, Ltd.....................         3,291       183,924
 Bank Hapoalim B.M.....................................     1,196,240     3,034,600
 Bank Leumi Le-Israel..................................     1,373,369     2,586,257
 *Bezek, Ltd...........................................       701,438     3,011,678
 *Blue Square Chain Stores Properties Investment.......        29,303       468,512
 CLAL Electronics Industries, Ltd......................         3,579       636,584
 CLAL Industries, Ltd..................................       135,350       957,048
 CLAL Insurance, Ltd...................................        38,684       518,863
 Clal Israel, Ltd......................................        29,607       982,005
 Delek Israel..........................................         4,584       133,662
 Elbit Medical Imaging.................................        17,319       149,394
 Elbit Systems, Ltd....................................        17,319       273,118
 *Elbit, Ltd...........................................        17,320       124,572
 Elite Industries, Ltd.................................         5,700       260,800
 Elron Electronic Industries, Ltd......................        19,701       411,217
 First International Bank of Israel....................        48,660       276,675
 First International Bank of Israel, Ltd...............       347,200       393,141
 IDB Bankholding Corp., Ltd............................        36,578       984,798
 IDB Development Corp., Ltd.
   Series A............................................        43,928     1,294,747
 Industrial Building Corp., Ltd........................       277,150       421,572
 Israel Chemicals, Ltd.................................     1,165,326     1,390,310
 *Israel Corp. Series A................................         5,500       674,896
 Koor Industries, Ltd..................................        16,466     1,780,454
 Leumi Holdings Insurance..............................       279,107       209,562
 *M.A.Industries, Ltd..................................       162,937       404,230
 Matav Cable Israel....................................        19,027       352,296
 Osem Investment, Ltd..................................        77,343       402,177
 Property and Building Corp., Ltd......................         3,973       387,120
 Super-Sol, Ltd. Series B..............................       210,226       561,904
 Tambour...............................................        26,898        38,627
 Teva Pharmaceutical Industries, Ltd...................        60,410     2,965,124
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,342,313)...................................                  26,660,591
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Israel Shekel
   (Cost $2)...........................................                           2
                                                                       ------------
TOTAL -- ISRAEL
  (Cost $19,342,315)...................................                  26,660,593
                                                                       ------------
MALAYSIA -- (7.7%)
COMMON STOCKS -- (7.7%)
 AMMB Holdings Berhad 7.5% Unsecured Loan Stock 1999...         2,000           278
 Amsteel Corp. Berhad..................................       264,000        36,404
 *Aokam Perdana Berhad.................................           333         1,295
 Ban Hin Lee Bank Berhad...............................        20,000        22,947
 Bandar Raya Developments Berhad.......................        23,000         7,360
 Batu Kawan Berhad.....................................       151,000       139,874
 Berjaya Group Berhad..................................        94,000        21,768
 Berjaya Land Berhad...................................        91,000        32,185
 Berjaya Sports Toto Berhad............................        79,000       132,221
 Carlsberg Brewery Malaysia Berhad.....................        79,000       179,621
 Commerce Asset Holding Berhad.........................       230,000       389,789
 Country Heights Holdings Berhad.......................        40,000        29,979
                                                               SHARES        VALUE+
                                                         ------------  ------------

 DCB Sakura Merchant New Shares........................         4,100  $      2,331
 *Ekran Berhad.........................................       108,000        25,693
 Genting Berhad........................................       259,000       736,105
 Golden Hope Plantations Berhad........................       521,000       368,539
 Guiness Anchor Berhad.................................       105,000        85,768
 Highlands and Lowlands Berhad.........................       314,000       190,383
 Hong Leong Bank Berhad................................       213,125       205,497
 Hong Leong Credit Berhad..............................       232,300       233,767
 IOI Corp. Berhad......................................       439,000       239,371
 Jaya Tiasa Holdings Berhad............................        96,000       135,411
 Kuala Lumpur Kepong Berhad............................       293,500       342,932
 *Land - General Berhad................................        35,000         8,253
 *Leisure Management Berhad............................        35,000        96,895
 Lion Land Berhad......................................         1,000           158
 *MBF Holdings Berhad..................................       141,000         6,085
 MNI Holdings Berhad...................................        10,000        14,421
 Magnum Corp. Berhad...................................       779,500       426,674
 Malakoff Berhad.......................................       103,000       200,579
 Malayan Banking Berhad................................       846,000     1,887,916
 *Malayan United Industries Berhad.....................        70,000        10,316
 Malaysian Airlines System.............................       298,000       293,608
 Malaysian International Shipping Corp. (Foreign)......        85,666       119,932
 Malaysian Oxygen Berhad...............................        22,000        40,990
 Malaysian Pacific Industries..........................        28,000        52,463
 *Multi-Purpose Holdings Berhad........................        86,000        30,779
 Nestle (Malaysia) Berhad..............................       121,000       425,411
 Notth Borneo Timbers Berhad...........................         8,000         7,949
 Oriental Holdings Berhad..............................       167,880       307,485
 Oyl Industries Berhad.................................        47,000        98,453
 Perlis Plantations Berhad.............................       190,500       187,693
 Perusahaan Otomobil Nasional Berhad...................       282,000       546,189
 Petronas Dagangan Berhad..............................       147,000       120,695
 Petronas Gas Berhad...................................       943,000     1,786,737
 Phileo Land Berhad....................................        27,000         6,594
 Public Bank Berhad (Foreign)..........................     1,107,799       900,232
 *RHB Capital Berhad...................................       867,000       759,309
 RJ Reynolds Berhad....................................       135,000       127,326
 Ramatex Berhad........................................       222,000       162,644
 *Rashid Hussain Berhad................................        50,000        38,737
 *Renong Berhad........................................       460,000       139,453
 Resorts World Berhad..................................       567,000       883,326
 Rothmans of Pall Mall Malaysia Berhad.................       148,000       872,421
 Sarawak Enterprise Corp. Berhad.......................       412,000       150,922
 Shell Refining Co. Federation of Malaysia Berhad......       156,000       162,897
 *Silverstone Berhad...................................         9,240             0
 Sime Darby Berhad (Malaysia)..........................     1,208,800     1,267,331
 Southern Bank Berhad (Foreign)........................       114,750        67,401
 Technology Resources (Industries) Berhad..............       264,000       157,844
 Telekom Malaysia Berhad...............................     1,305,000     3,571,579
 Tenaga Nasional Berhad................................     1,146,000     2,086,926
 *Time Engineering Berhad..............................       276,000        59,267
 Tractors Malaysia Holdings Berhad.....................        22,000         8,198
 *United Engineering (Malaysia) Berhad.................       165,198       138,419
 YTL Corp. Berhad......................................       624,250     1,011,942
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $35,625,798)...................................                  22,801,967
                                                                       ------------

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Malaysian Ringetts (Cost $47,276)....................                $     47,276
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $35,673,074)...................................                  22,849,243
                                                                       ------------
GREECE -- (7.5%)
COMMON STOCKS -- (6.0%)
 Alpha Credit Bank.....................................        13,972       949,926
 Alpha Finance S.A.....................................         7,170       297,324
 *Altec Information & Communication Systems S.A........        53,870     1,058,057
 Aspis Pronia General Insurance S.A....................        14,550       271,276
 Athens Medical Center S.A.............................        29,334       697,788
 Attica Enterprises S.A. Holdings......................        93,085       924,611
 *Bank of Attica S.A...................................        36,525       804,269
 *Bank of Macedonia and Thrace S.A.....................        20,250       960,798
 Bank of Piraeus S.A...................................        32,880       967,105
 Delta Informatics S.A.................................         8,400       391,533
 Ergo Bank S.A.........................................         3,830       344,483
 Ethniki General Insurance Co..........................        18,310     1,112,426
 *General Hellenic Bank................................        11,790       875,481
 Halkor S.A............................................        56,800       629,924
 Hellenic Bottling Co., S.A............................        31,170       911,799
 Heracles General Cement Co............................        39,060     1,142,601
 *Intracom S.A.........................................        20,040     1,443,645
 *Intrasoft S.A........................................        25,590       703,327
 *Maillis (M.J.) S.A...................................        18,470       537,324
 *Mytilineos Holdings S.A..............................        49,830     1,007,540
 *National Investment Bank for Industrial
   Development.........................................         1,000       147,548
 Silver & Baryte Ores Mining Co. S.A...................        10,900       395,937
 *Titan Cement Co......................................        13,130     1,215,565
 *Xiosbank S.A.........................................         7,560       222,242
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,177,530)...................................                  18,012,529
                                                                       ------------
INVESTMENT IN CURRENCY -- (1.5%)
 *Greek Drachmas
   (Cost $4,435,374)...................................                   4,416,745
                                                                       ------------
TOTAL -- GREECE
  (Cost $20,612,904)...................................                  22,429,274
                                                                       ------------
MEXICO -- (7.4%)
COMMON STOCKS -- (7.4%)
 *Altos Hornos de Mexico S.A...........................        97,000        27,186
 Apasco S.A. de C.V....................................        69,000       398,698
 *Carso Global Telecom S.A. de C.V. Telecom Series
   A1..................................................       192,000     1,054,730
 Cementos de Mexico S.A. de C.V. Series A..............         6,780        29,658
 Cementos de Mexico S.A. de C.V. Series B..............       226,000     1,004,700
 *Cifra S.A. de C.V. Series C..........................       417,000       674,496
 *Cifra S.A. de C.V. Series V..........................       137,180       235,844
 Controladora Comercial Mexicana S.A. de C.V. Series
   B...................................................       175,000       167,345
 Desc S.A. de C.V. Series B............................       295,000       307,304
 Desc S.A. de C.V. Series C............................         6,905         7,446
 El Puerto de Liverpool S.A.
   Series C1...........................................       339,500       528,418
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Empresas ICA Sociedad Controladora S.A. de C.V........       198,000  $    199,410
 *Empresas la Moderna S.A. de C.V. Series A............       120,000       715,361
 Fomento Economico Mexicano B & D......................       270,000       884,435
 *Gruma S.A. de C.V. Series B..........................        90,406       156,349
 *Grupo Carso S.A. de C.V. Series A-1..................       203,000       826,043
 *Grupo Celanese S.A. Series B2........................       140,000       320,448
 Grupo Financiero Bacomer S.A. de C.V. Series O........     1,246,380       420,954
 *Grupo Financiero Banamex Accival S.A. de C.V. Series
   L...................................................        13,187        25,489
 *Grupo Financiero Banamex Accival S.A. de C.V. Series
   O...................................................       377,000       751,699
 Grupo Financiero Bancomer S.A. de C.V. Series L.......         7,792         1,942
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   B...................................................        30,000             0
 Grupo Financiero Inbursa-C............................       239,699       694,956
 *Grupo Financiero Santander Mexicano S.A. de C.V.
   Sanmex Series B.....................................        24,257        13,646
 *Grupo Financiero Serfin S.A. de C.V. Series B........       249,102        15,711
 *Grupo Gigante S.A. Series B..........................       341,400        95,509
 Grupo Industrial Alfa S.A. Series A...................       150,290       527,467
 Grupo Industrial Bimbo S.A. de C.V. Series A
   (Cost $0)...........................................       392,000       750,503
 Grupo Industrial Maseca S.A. de C.V. Series B.........       229,000       144,435
 Grupo Mexico S.A. de C.V. Series B....................       172,000       579,166
 Grupo Modelo S.A. de C.V. Series C....................       312,000       799,837
 *Grupo Televisa S.A. (Certificate Representing Series
   A, Series D & Series L).............................        70,000     1,424,212
 *Hylsamex S.A. de C.V. Series B.......................        60,000       131,841
 Industrias Penoles S.A. de C.V........................       103,000       263,001
 Kimberly Clark de Mexico S.A. de C.V. Series A........       225,000       732,452
 Organizacion Soriana S.A. de C.V. Series B............       150,000       559,257
 *Seguros Comercial America S.A. de C.V. Series B......        63,000       223,031
 Telefonos de Mexico S.A. Series A.....................        50,000       196,592
 Telefonos de Mexico S.A. Series L.....................     1,521,000     5,817,864
 Tubos de Acero de Mexico S.A..........................        17,000       153,917
 Vitro S.A.............................................       121,600       235,036
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,703,337)...................................                  22,096,388
                                                                       ------------
TOTAL -- MEXICO
  (Cost $16,703,337)...................................                  22,096,388
                                                                       ------------
TURKEY -- (7.4%)
COMMON STOCKS -- (7.4%)
 *Akbank...............................................   145,871,251     2,403,091
 *Akbank Issue 99......................................    48,623,750       760,812

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Akcansa Cimento Sanayi ve
   Ticaret A.S.........................................    14,800,650  $    342,085
 *Aksa.................................................     7,151,119       165,283
 Aksigorta A.S.........................................     8,100,000       258,913
 *Aktas Elektrik Ticaret A.S...........................       685,000       129,690
 *Alarko Holding.......................................     9,653,051       208,869
 *Arcelik A.S..........................................    15,754,208       542,313
 Aygaz.................................................     3,888,960       411,176
 *Bekoteknik Sanayi A.S................................     4,664,661        76,846
 Bossa Ticaret ve Sanayi
   Isletmeleri A.S.....................................     8,625,000        49,307
 Brisa Bridgestone Sanbanci Lastik San & Tic A.S.......     6,202,000       186,807
 CIMSA A.S. (Cimento Sanayi ve Ticaret)................    11,820,000       113,346
 *Cimentas A.S.........................................     2,074,064        54,822
 Cukurova Elektrik A.S.................................       389,000       339,550
 Dogan Sirketler Grubu Holdings A.S....................    32,336,675       453,206
 *Doktas...............................................       544,000         6,153
 EGE Biracilik ve Malt Sanayii A.S.....................     3,062,408       293,666
 *Eczacibasi Ilac......................................     8,523,760       132,038
 Enka Holding..........................................     1,815,734       375,022
 *Erciyas Biracilik....................................     9,332,640       258,156
 *Eregli Demir ve Celik Fabrikalari
   Turk A.S............................................    34,503,000       661,724
 *Good Year Lastikleri A.S.............................     3,272,500        84,488
 Guney Biracilik.......................................     1,758,120        82,135
 Hurriyet Gazette......................................    13,474,500       235,232
 *Ihlas Holding........................................     3,370,142       120,155
 *Izmir Demir Celik....................................    10,231,500        32,076
 Kartonsan.............................................     1,417,500        63,608
 Kepez Elektrik Ticaret A.S............................        93,000        83,464
 Koc Holding A.S.......................................    24,933,996     1,931,204
 Kordsa Kord Bezi Sanayi ve
   Ticaret A.S.........................................     3,542,000       130,637
 Migros Turk A.S.......................................       734,225       938,768
 Netas Northern Electric Telekomunikasyon A.S..........     5,044,000       158,129
 *Otosan Otomobil A.S..................................    21,546,000       386,737
 *Raks Elektroniks A.S.................................     4,536,000        17,009
 Sarkuysan Elektrolitik Bakir
   Sanayi A.S..........................................     2,800,676        34,432
 *T. Tuborg Bira ve Malt Sanayi A.S....................       487,500         5,334
 *Tat Konserve.........................................     1,782,544        54,787
 Teletas Telekomunikasyon Endustri Ticaret A.S.........     1,400,000       101,549
 *Tofas Turk Otomobil Fabrikasi A.S....................    13,723,325       195,710
 *Trakya Cam Sanayii A.S...............................    15,468,432       174,956
 *Turcas Petrolculuk A.S...............................     1,691,018        37,837
 *Turk Demir Dokum.....................................     4,164,986        51,205
 Turk Siemens Kablo ve Elektrik Sanayi A.S.............       420,500        13,958
 Turk Sise Cam.........................................    12,475,592       156,443
 *Turk Sise Cam Em 99..................................    10,801,366       135,449
 *Turkiye Garanti Bankasi A.S..........................    36,000,552     1,482,688
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Turkiye Is Bankasi A.S. Series C......................   220,951,500  $  4,346,230
 *USAS (Ucak Servisi A.S.).............................        42,500        41,277
 *Vestel Elektronik Sanayi Ticaret A.S.................     3,112,000       355,810
 Yapi ve Kredi Bankasi A.S.............................   103,724,055     1,326,199
 *Yapi ve Kredi Bankasi A.S. Issue 99..................    82,979,243       958,944
                                                                       ------------
TOTAL -- TURKEY
  (Cost $12,453,794)...................................                  21,959,325
                                                                       ------------
ARGENTINA -- (7.1%)
COMMON STOCKS -- (7.1%)
 Acindar Industria Argentina de Aceros SA Series B.....       164,000       196,948
 *Alpargatas SA Industrial y Comercial.................       150,000        14,411
 *Astra Cia Argentina de Petroleos SA..................       336,690       566,064
 Banco de Galicia y Buenos Aires SA Series A...........       269,803     1,412,129
 *Banco del Sud Sociedad Anonima Series B..............        29,000        81,261
 Banco Frances del Rio de la
   Plata SA............................................       123,936       865,723
 *Buenos Aires Embotelladora SA Series B...............           100         7,606
 CIADEA SA.............................................        76,559       114,925
 *Capex SA Series A....................................        18,000        90,067
 *Celulosa Argentina SA Series B.......................        75,000         7,506
 Central Costanera SA Series B.........................        20,000        50,438
 Central Puerto SA Series B............................        16,000        35,226
 Corcemar SA Series B..................................        19,226        83,696
 *Garovaglio y Zorraquin SA............................        28,000        21,856
 *Indupa SA Industrial y Comercial.....................       180,366       104,149
 Irsa Inversiones y Representaciones SA................        75,296       218,522
 *Juan Minetti SA......................................       103,442       263,975
 Ledesma SA............................................       135,378        77,223
 Metrogas SA Series B..................................       403,115       318,700
 *Molinos Rio de la Plata SA Series B..................       125,287       229,447
 Naviera Perez Companc SA Series B.....................       540,429     3,245,008
 Nobleza-Piccardo Sdad Industrial Comercial y
   Financiera Pica.....................................        25,542        83,074
 *Sevel Argentina SA Series C..........................        79,033        32,428
 Siderar SAIC Series A.................................        49,876       123,785
 Siderca SA Series A...................................       714,907       987,312
 *Sociedad Comercial del Plata.........................       187,740        79,661
 Telecom Argentina Stet-France SA Series B.............       317,000     1,789,222
 Telefonica de Argentina SA Series B...................       738,000     2,407,686
 Transportadora de Gas del Sur SA Series B.............       398,000       708,972
 YPF Sociedad Anonima Yacimientos Petroliferos Fiscales
   Series D............................................       165,000     6,968,226
                                                                       ------------
TOTAL -- ARGENTINA
  (Cost $18,135,241)...................................                  21,185,246
                                                                       ------------

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
UNITED STATES -- (5.6%)
COMMON STOCKS -- (5.6%)
 Banco Bhif Sponsored ADR..............................         6,400  $     88,000
 Banco de A. Edwards ADR...............................        30,000       427,500
 Banco de Santiago SA Santiago ADR.....................        84,800     1,515,800
 Banco Santander Chile Sponsored ADR...................        52,500       846,562
 Chilgener SA ADR......................................        52,400       989,050
 Cia Telecom de Chile ADR..............................       142,000     3,088,500
 Compania Cervecerias Uni ADR..........................        39,400     1,103,200
 Cristalerias de Chile SA ADR..........................        14,500       231,094
 Distribucion y Servicio D&S SA ADR....................        80,500     1,358,437
 Embotelladora Andina SA Andina ADR....................        36,800       706,100
 Embotelladora Andina SA Andina Series B ADR...........        57,700       894,350
 Empresa Nacional de Elec ADR..........................       177,818     1,933,771
 *Empresas Telex SA ADR................................        39,400        39,400
 Enersis SA ADR........................................        53,203     1,044,109
 Laboratorio Chile SA Labchile ADR.....................        14,000       238,000
 Lan Chile SA ADR......................................        86,400       680,400
 Madeco SA ADR.........................................        24,500       237,344
 Masisa SA ADR.........................................        16,500       159,328
 *Santa Isabel SA ADR..................................        15,500       168,078
 Sociedad Quimica y Minera
   Chile ADR...........................................        16,502       573,445
 Vina Concha y Toro SA
   Conchatoro ADR......................................         8,600       280,306
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $15,320,701)...................................                  16,602,774
                                                                       ------------
BRAZIL -- (5.3%)
PREFERRED STOCKS -- (3.7%)
 Aracruz Celulose SA Series B..........................       251,999       472,039
 Banco Bradesco SA.....................................   185,571,118       983,997
 Banco do Brasil SA....................................   126,670,000       697,224
 Banco do Estado de Sao Paulo SA.......................     2,500,000       106,627
 Banco Itau SA.........................................     2,850,000     1,455,372
 Brasiliero de Petroleo Ipiranga.......................    12,300,000        77,273
 Brasmotor SA..........................................       600,000        46,339
 COFAP (Cia Fabricadora De Pecas)......................         5,100        21,311
 Centrais Electricas de Santa Catarin Celesc Series
   B...................................................       180,000        68,472
 Cervejaria Brahma.....................................     2,490,767     1,257,572
 Cia Siderurgica Belgo-Mineira.........................       970,000        27,115
 Cia Vale do Rio Doce Series A.........................        91,160     1,613,014
 Cimento Portland Itau.................................       860,000        83,273
 Companhia Brasileira de Distribuicao Pao de Acucar....     6,930,000       127,335
 Companhia Siderurgica de Tubarao Sid Tubarao..........    15,120,000       135,076
 Copene-Petroquimica do Nordeste SA Series A...........       624,000       108,974
 Coteminas Cia Tecidos Norte de Minas..................       910,000        61,890
 Duratex SA............................................     2,900,000        78,558
 *Electropaulo Electrecidade Metropolitana.............     5,495,000       228,032
 Embratel Participacoes SA.............................    18,082,922       250,135
 Ericsson Telecomunicacoes SA..........................    15,480,000       263,202
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *IKPC Industrias Klabin de Papel e Celulose SA........       176,875  $     58,108
 Inepar SA Industria e Construcoes.....................    19,760,000        51,022
 *Inepar-Fem Equipamentos e Montagem SA................        11,856             0
 Investimentos Itau SA.................................       810,000       448,179
 *Investimentos Itau SA................................        32,633        18,011
 Lojas Americanas SA...................................     1,610,000         7,795
 Lojas Renner SA.......................................       800,000        18,444
 Multibras Eletrodomesticos SA.........................       315,000       103,486
 *Paranapanema SA......................................     2,120,000         3,360
 Renner Participacoes SA...............................       800,000           763
 Sadia Oeste SA Inclusttia e Comercio Soes.............       100,000        62,823
 *Serrana SA...........................................         2,450           762
 Suzano de Papel e Celulose............................        54,000        41,861
 Tele Celular Sul Participacoes SA.....................       137,922           252
 *Tele Centro Oeste Celular Participacoes SA...........       137,922           167
 Tele Centro-Sul Participacoes.........................    23,437,922       248,561
 Teleleste Celular Participacoes SA....................       137,922            83
 Telemig Celular Participacoes SA......................       137,922           199
 Telenordeste Celular
   Participacoes SA....................................       137,922           214
 Telenorte Celular Participacoes SA....................       137,922            83
 Telenorte Leste Participacoes SA......................    15,567,922       253,929
 Telesp Celular Participacoes..........................    28,537,922       260,046
 Telesp Participacoes SA...............................    11,827,922       254,280
 Telesudeste Celular Participacoes SA..................    14,337,922        67,846
 *USIMINAS (Usinas Siderurgicas de Minas Gerais SA)....        52,039        74,233
 Unibanco-Uniao de Bancos Brasileiros SA...............    12,963,000       575,297
 *Usinas Siderurgicas de Minas Gerais..................           325         3,559
 *Vale do Rio Doce Series B............................        81,160             0
 Votorantim Celulose e Papel SA........................     9,467,325       251,004
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $13,071,195)...................................                  10,967,197
                                                                       ------------
COMMON STOCKS -- (1.6%)
 *Acos Especiais Itabira-Acesita Aces..................    25,963,524         8,530
 Antarctica Paulista I.B.B.C. Anta.....................         3,000        70,720
 *Banco Bamerindus do Brazil SA........................         2,400        16,599
 Banco do Estado de Sao Paulo SA.......................     1,800,000        55,224
 *Ceval Alimentos SA...................................    11,610,114        15,525
 *Compania de Electricidade da Bahia Coelba............     3,630,000        97,287
 Embraco SA............................................       130,000        42,708
 Embraer Empresa Brasileira de Aeronautica Series A....     1,700,000        17,637
 Embratel Participacoes................................    57,550,000       426,230
 Empresa Nasional de Comercio Redito e Participacoes
   SAncorpar...........................................       480,000           332
 Gerdau SA.............................................    14,020,000       209,287
 Inepar Energia SA.....................................         9,561             2
 Lojas Americanas SA...................................    10,520,000        43,656
 *Mannesmann SA........................................       149,000        11,164
 Petroquimica do Sul Copesul...........................     8,276,000       240,884
 *Santista Alimentos SA................................        43,777        10,093
 *Seara Alimentos SA...................................    23,220,228         7,361

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Serrana SA...........................................         2,054  $        693
 Siderurgica Nacional Sid Nacional.....................    26,651,000       506,901
 Souza Cruz Industria e Comercio.......................        71,000       429,678
 Tele Celular Sul Participacoes........................    57,550,000        74,632
 *Tele Centro Oeste Celular Participacoes..............    57,550,000        53,735
 Tele Centro Sul Participacoes SA......................    57,550,000       318,097
 Tele Norte-Leste Participacoes........................    57,550,000       524,080
 Tele Sudeste Celular Participacoes....................    57,550,000       157,224
 Teleleste Celular Participacoes.......................    57,550,000        27,862
 Telemig Celular Participacoes.........................    57,550,000        72,973
 Telenordeste Celular Participacoes....................    57,550,000        64,681
 Telenorte Celular Participacoes.......................    57,550,000        34,828
 Telesp Celular Participacoes SA.......................    57,550,000       290,234
 Telesp Participacoes SA...............................    57,550,000       712,816
 VSMA (Cia Vidraria Santa Marina)......................        54,000        73,140
 White Martins SA......................................       334,398       173,461
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,042,156)....................................                   4,788,274
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Inepar SA Industria e Construcoes Rights 06/05/99....   474,240,000         2,733
 *Santista Alimentos SA Rights 06/15/99................        70,902             0
 *Tele Centro Oeste Celular Participacoes Rights
   06/30/99............................................     5,162,993             0
 *Tele Centro Oeste Celular Participacoes SA Preferred
   Rights 06/30/99.....................................        12,373             2
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $55,340).......................................                       2,735
                                                                       ------------
TOTAL -- BRAZIL
  (Cost $19,168,691)...................................                  15,758,206
                                                                       ------------
PORTUGAL -- (4.4%)
COMMON STOCKS -- (4.4%)
 BCP (Banco Comercial Portugues SA)....................       121,247     3,308,880
 Banco Espirito Santo e Comercial de Lisboa............        49,500     1,216,305
 Banco Pinto & Sotto Mayor SA..........................       105,909     2,104,050
 *Companhia de Seguros Mundial Confianca SA............        31,120       897,436
 Companhia de Seguros Tranquilidade SA.................        15,700       379,868
 Corticeira Amorim Sociedad Gestora Participacoes
   Sociais SA..........................................        11,400       120,391
 *Inparsa Industrias e Participacoes SGPS SA...........        26,162       389,265
 *Inparsa Industrias e Participacoes SGPS SA Em 98.....        14,866       121,865
 *Investimentos Participacoes e Gestao SA Inapa........        14,400       113,377
 Jeronimo Martins SGPS SA Em 99........................        18,565       664,076
 Modelo Continente SGPS SA.............................        70,200     1,418,857
 Portucel Industrial Empresa Produtora de Celulose
   SA..................................................        30,800       173,906
 Salvador Caetano Industrias Metalurgicas e Veiculos de
   Transporte SA.......................................         8,164       178,239
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Sociedad Construcoes Soares da Costa SA..............        17,514  $     57,319
 Sociedade de Investimento e Gestao SGPS SA............        18,900       308,287
 *Sonae Industria-Sociedade Gestora de Participacoes
   Sociais SA..........................................        24,483       224,509
 Sonae Investimentos Sociedade Gestora de Participacoes
   Sociais SA..........................................        31,100     1,110,180
 Uniceruniao Cervejeira SA.............................        15,600       322,805
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $6,387,842)....................................                  13,109,615
                                                                       ------------
INDONESIA -- (3.6%)
COMMON STOCKS -- (3.6%)
 *PT Asahimas Flat Glass Co., Ltd......................        75,000         7,604
 *PT Astra International Tbk...........................     1,003,000       308,141
 *PT Bakrie & Brothers Tbk.............................     1,259,000        50,283
 PT Bank Danamon (Foreign).............................     1,121,000        48,215
 *PT Bank International Indonesia (Foreign)............     2,227,191        61,581
 *PT Bank Niaga Tbk....................................       151,380         9,301
 *PT Barito Pacific Timber.............................       910,000        78,279
 PT Bimantara Citra....................................       589,000        66,952
 *PT Charoen Pokphand Tbk..............................        95,000         8,172
 *PT Ciputra Development Tbk...........................       262,000        12,074
 PT Citra Marga Nusaphala Persada......................       960,000        53,087
 *PT Dankos Laboratories...............................        21,000         2,193
 PT Duta Pertiwi.......................................       200,000        12,289
 *PT Gajah Tunggal Tbk.................................     2,058,000       120,129
 *PT Gt Kabel Indonesia Tbk............................       212,000         5,862
 *PT GT Petrochem Industries Tbk.......................        70,000         3,011
 *PT Hanjaya Mandala Sampoerna Tbk.....................       496,500       799,280
 *PT Hero Supermarket Tbk..............................        78,000        17,733
 *PT Indah Kiat Pulp & Paper Corp......................     2,221,601     1,023,778
 *PT Indocement Tunggal Prakarsa.......................     1,318,000       502,094
 *PT Indofood Sukses Makmur............................       930,280       920,276
 *PT Indorama Synthetics Tbk...........................       365,580        88,727
 PT Indosat Tbk........................................       600,500     1,217,602
 *PT Inti Indorayo Utama...............................       257,000        15,001
 *PT Jakarta International Hotel and Development Tbk...       362,500        33,410
 *PT Japfa Comfeed Indonesia Tbk.......................        29,000         1,693
 *PT Jaya Real Property................................       305,000        32,796
 *PT Kalbe Farma Tbk...................................       150,000        30,875
 *PT Kawasan Industry Jababeka Tbk.....................       407,333        25,028
 *PT Lippo Bank (Foreign)..............................       557,000        32,513
 *PT Lippo Land Development Tbk........................       174,000        12,295
 *PT Matahari Putra Prima Tbk..........................       314,000        28,940
 PT Mayorah Indah......................................       288,720        26,610
 *PT Modern Photo Tbk..................................       154,000        32,645
 PT Mulia Industrindo..................................       850,680        86,244
 *PT Pabrik Kertas Tjiwi Kimia Tbk.....................       765,821       261,155
 *PT Pakuwon Jati Tbk..................................       312,000         6,710
 *PT Panasia Indosyntec Tbk............................       103,600         4,456
 *PT Pdni Tbk..........................................     1,379,000        12,710
 PT Perusahaan Rokok Tjap Gudang Garam.................       961,500     1,855,057
 *PT Polysindo Eka Perkasa Tbk.........................       481,000        36,943

THE EMERGING MARKETS SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *PT Putra Surya Perkasa Tbk...........................     1,296,000  $     19,908
 *PT Sari Husada Tbk...................................        13,440         3,221
 *PT Semen Cibinong Tbk................................       231,000        12,064
 PT Semen Gresik.......................................       294,002       491,357
 *PT Summarecon Agung..................................        87,838         2,699
 PT Tambang Timah (Persero) Tbk........................       327,000       357,640
 PT Telekomunikasi Indonesia (Persero) Tbk.............     4,316,500     2,002,429
 PT Tempo Scan Pacific.................................        19,500         5,392
 PT Tigaraksa Satria Tbk...............................        25,200         5,032
 *PT Unggul Indah Corp. Tbk............................       110,000        16,221
 *PT United Tractors...................................        15,000         2,488
                                                                       ------------
TOTAL -- INDONESIA
  (Cost $29,699,926)...................................                  10,870,195
                                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $12,284)......................................                      12,090
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                         ------------

                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.3%)
 Repurchase Agreement, Chase Manhattan Bank N.A. 4.55%,
   06/01/99 (Collateralized by U.S. Treasury Notes
   5.625%, 12/31/02, valued at $7,061,944) to be
   repurchased at $6,922,498.
   (Cost $6,919,000)...................................  $      6,919     6,919,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)(Cost $302,884,996)++.....                $298,457,473
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
SOUTH KOREA -- (11.4%)
COMMON STOCKS -- (11.3%)
 *A-Nam Industrial Co., Ltd............................         4,870  $     27,926
 *Bing Grae Co., Ltd...................................         1,210        23,877
 *Bu Kwang Pharmaceutical Co., Ltd.....................         5,940        35,214
 Choong Wae Pharmaceutical.............................         1,637        21,052
 Daeduck Electronics Co., Ltd..........................        13,800       132,664
 Daeduck Industries Co., Ltd...........................         4,635        53,157
 Daehan City Gas Co., Ltd..............................         2,000        61,053
 Daehan Flour Mills Co., Ltd...........................           360        21,979
 Daesung Industrial Co., Ltd...........................         1,690        54,440
 *Daewoo Electronics Co., Ltd..........................        13,010        59,244
 Daewoo Precision Industries, Ltd......................         4,090        15,572
 *Daewoo Securities Co.................................           414         8,204
 *Daewoo Telecom Co., Ltd..............................         8,020        30,434
 *Daishin Securities Co., Ltd..........................         8,510       127,020
 Dong Ah Tire Industrial Co., Ltd......................           730        30,964
 *Dong Bu Insurance Co., Ltd...........................         1,680        59,502
 *Dong-Ah Construction Industrial Co., Ltd.............         4,790        37,889
 *Dongkuk Steel Mill Co., Ltd..........................         4,890        24,948
 Hae In Co., Ltd.......................................         5,964        24,719
 *Han Il Cement Manufacturing Co., Ltd.................         1,010        27,681
 Han Kuk Carbon Co.....................................         5,306        32,663
 *Han Wha Energy Co., Ltd..............................         5,600        20,306
 *Hana Bank............................................         1,700        22,440
 Hanjin Heavy Industry Co., Ltd........................         6,132        32,060
 *Hanjin Investment & Securities Co., Ltd..............         2,940        24,296
 Hankook Tire Manufacturing Co., Ltd...................        21,688       107,906
 Hankuk Glass Industries, Inc..........................         5,120       118,302
 Hanmi Pharmaceutical Co., Ltd.........................         2,068        41,330
 Hansol Paper Co., Ltd.................................         2,756        39,277
 *Hotel Shilla, Ltd....................................         8,649        79,499
 Hyundai Corp..........................................        10,517        76,715
 *Hyundai Fire & Marine Insurance Co., Ltd.............         1,430        39,191
 Hyundai Mipo Dockyard Co., Ltd........................         2,600        35,957
 *Hyundai Securities Co., Ltd..........................           670        21,034
 *ISU Chemical Co., Ltd................................         1,530        29,675
 *Il Shin Spinning.....................................           380        31,083
 Keum Kang Development Industry Co., Ltd...............         2,630        30,495
 *Keumkang Co., Ltd....................................           960        47,035
 *Kohap Co., Ltd.......................................         6,320        28,833
 *Kolon Industries, Inc................................         2,260        27,348
 *Korea Chemical Co., Ltd..............................           640        51,649
 Korea Circuit Co., Ltd................................         7,800        51,897
 *Korea Electronics Co., Ltd...........................         1,310        16,957
 Korea Fine Chemical Co., Ltd..........................         1,000        38,285
 Korea Green Cross Co., Ltd............................         1,512        59,672
 Korea Iron & Steel Works Co., Ltd.....................           362        43,348
 *Korea Merchant Banking Co............................         3,010        22,717
 Korea Zinc Co., Ltd...................................         3,025        91,833
 *Korean Reinsurance Co., Ltd..........................         3,100        53,067
 *Kumho Tire Co., Ltd..................................         4,530        26,664
 *Kyong Nam Bank.......................................         7,900        29,312
 LG Cable & Machinery, Ltd.............................         9,477       133,462

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *LG Construction, Ltd.................................         2,970  $     26,798
 *LG Insurance Co., Ltd................................         1,623       133,990
 LG International Corp.................................         8,790        50,404
 *LG Securities Co., Ltd...............................         1,302        21,969
 Lotte Confectionary Co., Ltd..........................           680        91,175
 Namhae Chemical Corporation...........................         2,000        60,716
 Namyang Dairy Products Co., Ltd.......................           340        51,609
 Nong Shim Co., Ltd....................................         2,640       152,498
 *Oriental Chemical Industries Co., Ltd................         1,790        31,699
 Orion Electric Co., Ltd...............................        12,155        76,568
 *Pacific Chemical Co., Ltd............................         1,360        26,148
 *Poong San Corp.......................................         3,070        27,054
 Saehan Industries, Inc................................         4,600        48,682
 *Sam Yang Corp........................................         1,780        33,773
 *Samsung Securities Co., Ltd..........................           450        19,770
 *Samyang Genex Co., Ltd...............................           220        10,946
 Seondo Electric Co., Ltd..............................         4,400        26,529
 Seoul City Gas Co., Ltd...............................         2,750        90,210
 *Shin Han Securities Co., Ltd.........................         3,460        28,302
 Shin Young Securities Co., Ltd........................         2,620        52,141
 *Shinmoorim Paper Manufacturing Co., Ltd..............         2,070        21,994
 Shinsegae Department Store............................         3,240       144,807
 *Ssangyong Cement Industry Co., Ltd...................         5,520        31,607
 Suheung Capsule Co., Ltd..............................         1,900        32,045
 *Sunkyong Industries, Ltd.............................         1,490        30,407
 *Tai Han Electric Wire Co.............................         3,080        46,751
 *The Oriental Fire & Marine Insurance Co., Ltd........         1,370        25,301
 *Young Poong Mining & Construction Corp...............         1,040        20,960
 Youngone Corporation..................................        11,400        33,358
 Yuhan Corp............................................           881        31,930
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,386,853)....................................                   3,861,988
                                                                       ------------
RIGHTS/WARRANTS -- (0.1%)
 *Daeduck Electronics Co., Ltd. Rights 06/24/99........         3,312        10,892
 *Daeduck Industries Co., Ltd. Rights 06/24/99.........         1,111         4,403
 *Dongbu Insurance Co., Ltd. Rights 06/15/99...........           243         2,643
 *Hotel Shilla, Ltd. Rights 06/21/99...................         2,650         2,235
 *Hyundai Mipo Dockyard Co., Ltd. Rights 06/14/99......           972         3,115
 *Hyundai Securities Co., Ltd. Rights 06/11/99.........           559         4,997
 *LG International Corp. Rights 06/21/99...............         5,162         5,659
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      33,944
                                                                       ------------
TOTAL -- SOUTH KOREA
  (Cost $2,386,853)....................................                   3,895,932
                                                                       ------------
GREECE -- (11.1%)
COMMON STOCKS -- (11.0%)
 *Aegek................................................         5,200        98,121
 *Aktor S.A............................................         6,700       158,839

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Alcatel Cables Hellas S.A............................         1,850  $     27,623
 *Alfa-Beta Vassilopoulos S.A..........................         2,950        66,381
 Alpha Leasing.........................................         9,437       195,676
 *Alte Technological Company...........................         3,100        54,808
 *Aluminum of Attica S.A...............................         6,150       114,663
 Aspis Pronia General Insurance S.A....................         8,630       160,901
 *Atti-Kat S.A.........................................         4,640        99,263
 Chipita S.A...........................................         6,125       145,700
 *Delta Dairy S.A......................................         8,150       172,780
 Delta Informatics S.A.................................         4,500       209,750
 *Elais Oleaginous Production S.A......................         4,450       111,291
 *Etba Leasing S.A.....................................         4,860        57,726
 *Fourlis S.A..........................................         6,750       118,255
 Goody's S.A...........................................         2,800        79,117
 *Hellas Can Packaging Manufacturers S.A...............         3,340       106,185
 *Hellenic Biscuits Co. S.A............................         3,500        69,193
 *Hellenic Cables S.A..................................         3,950        43,425
 *Hellenic Sugar Industry S.A..........................         9,200        92,566
 *Hellenic Technodomiki S.A............................        13,850       289,168
 *Inform P. Lykos S.A..................................         5,200       103,637
 *Klonatex S.A.........................................         1,450        40,086
 Lavipharm S.A.........................................         3,900        53,783
 *Light Metals Industry................................         6,700        83,566
 *Michaniki S.A........................................         6,100        86,083
 *Petzetakis S.A.......................................         3,000        32,788
 Sarantis S.A..........................................         8,900       146,481
 Selected Textile Industry Assoc. S.A..................        21,875       164,193
 Shelman...............................................         8,250       119,075
 Silver & Baryte Ores Mining Co. S.A...................         3,720       135,127
 *Spyroy Agricultural House S.A........................         4,520        41,846
 Strintzis Shipping Lines S.A..........................         6,600        43,705
 *TEB S.A. (Volos Technical Co.).......................         4,050        45,957
 *Themeliodomi.........................................         2,700        52,944
 *Tiletipos S.A........................................         7,200       149,284
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,559,370)....................................                   3,769,986
                                                                       ------------
RIGHTS/WARRANTS -- (0.1%)
 *Etba Leasing S.A. Rights 07/12/99
   (Cost $0)...........................................         4,050        28,577
                                                                       ------------
TOTAL -- GREECE
  (Cost $2,559,370)....................................                   3,798,563
                                                                       ------------
PHILIPPINES -- (10.7%)
COMMON STOCKS -- (10.7%)
 *Alaska Milk Corp.....................................     1,404,000        87,081
 *Alsons Cement Corp...................................       281,000        22,524
 Alsons Consolidated Resources, Inc....................     2,058,000        35,427
 *Anglo Philippine Holdings Corp.......................       546,000        10,475
 Bacnotan Cement Corp..................................       214,700        23,417
 Bacnotan Consolidated Industries, Inc.................        83,400        42,741
 *Bankard, Inc.........................................       412,000        40,063
 *Belle Corp...........................................     5,167,000       301,465
 *C & P Homes, Inc.....................................     4,177,000       131,732
 *Cebu Holdings, Inc...................................     1,925,000        45,532
 Cosmos Bottling Corp..................................     1,433,000       116,749
 *DMCI Holdings, Inc...................................     4,372,000       236,697
 *Davao Union Cement Corp..............................        64,000         2,187
 *EEI Corporation......................................     1,108,000        45,426
 *East Asia Power Resources Corp.......................       431,000        11,837
 *Fil-Estate Land, Inc.................................     2,630,000       109,209
 *Global Equities, Inc.................................       886,462        15,609
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Gotesco Land, Inc. Series B..........................       170,000  $      1,005
 *Guoco Holdings (Philippines), Inc....................     2,870,000        78,444
 *House of Investments, Inc............................       732,000        47,710
 *International Container Terminal Services, Inc.......       466,087        47,160
 *Ionics Circuits, Inc.................................       523,825       158,317
 *Kepphil Shipyard, Inc................................       597,585         9,894
 *Kuok Philippine Properties, Inc......................     2,830,500        37,194
 Lepanto Consolidated Mining Co. Series B..............     1,540,000        13,356
 MUI Resources (Philippines), Inc......................     1,121,000        38,300
 *Mabuhay Holdings Corp................................       516,000         4,611
 *Macroasia Corp.......................................     1,220,000        89,776
 *Manila Jockey Club, Inc..............................        18,800         3,953
 *Megaworld Properties & Holdings, Inc.................     4,440,000       224,042
 *Mondragon International Philippines, Inc.............       218,040         3,495
 *Music Corporation....................................       259,000        19,059
 *Negros Navigation Co., Inc...........................       311,000         5,721
 *PDCP Development Bank................................        77,000        20,034
 *Philippine Bank of Communications....................        14,726        42,572
 *Philippine National Construction Corp................        75,000        28,581
 *Philippine Realty & Holdings Corp....................     4,499,000        40,792
 *Philippine Savings Bank..............................       317,212       239,681
 *Picop Resources, Inc.................................     1,125,000         9,166
 *Pilipino Telephone Corp..............................     1,692,000       126,733
 *Pryce Properties Corp................................     1,352,900        32,000
 RFM Corp..............................................       842,000       102,899
 *Republic Glass Holding Corp..........................       176,250         3,520
 *Robinson's Land Corp. Series B.......................     3,402,000       295,048
 SM Development Corp...................................     3,525,000       109,317
 *Security Bank Corp...................................       153,835       131,396
 *Solid Group, Inc.....................................     1,210,000        22,578
 Solidbank Corp........................................         3,040        13,982
 *Soriano (A.) Corp....................................     3,430,211        82,938
 *Southeast Asia Cement Holdings, Inc..................    10,002,654       136,698
 *Steniel Manufacturing Corp...........................       250,000         4,632
 *United Paragon Mining Corp...........................       645,000         3,306
 *Universal Rightfield Property Holdings, Inc..........     1,062,000        10,885
 *Uniwide Holdings, Inc................................     3,110,000        45,771
 *Urban Bank, Inc......................................         5,658        19,331
 *Vantage Equities Inc.................................       516,000        10,035
 *Victorias Milling Co., Inc...........................        48,000         1,097
 *Vitarich Corp........................................       176,000         5,088
 *William, Gothong & Aboitiz, Inc......................     1,390,000        50,413
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $4,919,209)....................................                   3,648,701
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 RFM Corp.
   (Cost $10,834)......................................        60,909         8,484
                                                                       ------------
TOTAL -- PHILIPPINES
  (Cost $4,930,043)....................................                   3,657,185
                                                                       ------------
THAILAND -- (10.2%)
COMMON STOCKS -- (10.2%)
 *Aromatics (Thailand) Public Co., Ltd. (Foreign)......       140,000        29,398
 Ayudhya Insurance Public Co., Ltd. (Foreign)..........         4,000        10,607
 *Banpu Public Co., Ltd. (Foreign).....................        40,000        93,687

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Big C Supercenter Public Co., Ltd. (Foreign).........        87,000  $     39,817
 *Capetronic International (Thailand) Public Co.,
   Ltd.................................................       110,933        14,932
 Capital Nomura Securities Public Co., Ltd.
   (Foreign)...........................................        46,000       121,981
 *Castle Peak Holdings Public Co., Ltd. (Foreign)......         6,800           824
 *Central Paper Industry Public Co., Ltd. (Foreign)....        19,800        28,585
 *Ch Karnchang Public Co., Ltd. (Foreign)..............        62,800        91,296
 *Charoen Pokphand Feedmill Public Co., Ltd.
   (Foreign)...........................................        53,955        65,365
 Compass East Industry (Thailand) Public Co., Ltd.
   (Foreign)...........................................        12,200        45,654
 *Dynamic Eastern Finance Thailand (1991) Co., Ltd.
   (Foreign)...........................................        46,200             0
 *Eastern Water Resources Development & Management
   Public Co., Ltd. (Foreign)..........................        31,100        41,026
 *First City Investment Public Co., Ltd. (Foreign).....        45,000             0
 *GSS Array Technology Public Co., Ltd. (Foreign)......         3,200         1,723
 *Golden Land Property Development Public Co., Ltd.
   (Foreign)...........................................        68,800        18,522
 Grammy Entertainment Public Co., Ltd. (Foreign).......        30,000       113,070
 *Hana Microelectronics Co., Ltd. (Foreign)............        12,000        20,676
 *Hemaraj Land and Development Public Co., Ltd.
   (Foreign)...........................................        19,000         5,013
 *Jasmine International Public Co., Ltd. (Foreign).....       200,000        83,457
 *K.R. Precision Public Co., Ltd.......................        16,400         5,077
 *KCE Electronics Public Co., Ltd. (Foreign)...........         6,000        10,984
 Kang Yong Electric Public Co., Ltd. (Foreign).........         7,200         6,397
 *Kiatnakin Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        12,000         9,369
 *Krisda Mahanakorn Public Co., Ltd. (Foreign).........        23,800           641
 *LPN Development Public Co., Ltd. (Foreign)...........        15,100         1,260
 *Laem Thong Bank Public Co., Ltd. (Foreign)...........        68,575        12,000
 *Laguna Resorts & Hotels Public, Ltd. Foreign.........        32,200        14,303
 *Land and House Public Co., Ltd. (Foreign)............       150,100       185,882
 Lanna Lignite Public Co., Ltd. (Foreign)..............        11,500        13,467
 *Loxley Public Co., Ltd. (Foreign)....................        12,500         7,656
 *Media of Medias Public Co., Ltd. (Foreign)...........         9,100         1,494
 *Modern Home Development Public Co., Ltd. (Foreign)...        23,700           574
 Muramoto Electronic (Thailand) Public Co., Ltd........         9,900        13,859
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Nakornthon Bank Public Co., Ltd. (Foreign)...........        53,850  $      4,784
 *Nation Multimedia Group Public Co., Ltd. (Foreign)...        26,000         9,449
 *National Finance and Securities Public Co., Ltd.
   (Foreign)...........................................       630,150       364,739
 *National Petrochemical Public Co., Ltd. (Foreign)....       447,300       394,375
 *New Imperial Hotel Public Co., Ltd. (Foreign)........        30,000        22,008
 *Nithipat Finance Public Co., Ltd. (Foreign)..........        35,600             0
 Patum Rice Mill & Granary Public Co., Ltd.............         5,500         2,665
 *Phoenix Pulp and Paper Public Co., Ltd. (Foreign)....        35,700        17,540
 Pizza Public Co., Ltd. (Foreign)......................        21,000        70,669
 *Prasit Development Public Co., Ltd. (Foreign)........        29,700         5,837
 Regional Container Lines Public Co., Ltd. (Foreign)...         9,000         7,753
 *SCF Finance and Securities Co., Ltd. (Foreign).......        17,000             0
 Saha Pathana Inter-Holding Public Co., Ltd.
   (Foreign)...........................................        16,000        14,215
 *Saha-Union Public Co. Ltd. (Foreign).................        93,000        36,304
 *Sahaviriya Steel Industries Public Co., Ltd.
   (Foreign)...........................................       168,300        19,483
 *Securities One Public Co., Ltd. (Foreign)............       255,431        61,889
 *Shinawatra Satellite Public Co., Ltd. (Foreign)......       332,500       268,542
 *Siam City Credit Finance and Securities Public Co.,
   Ltd. (Foreign)......................................        18,200             0
 *Siam Pulp & Paper Co., Ltd. (Foreign)................        75,900       165,511
 *Siam Sanwa Industrial Credit Public Co., Ltd.
   (Foreign)...........................................        28,151        11,747
 *Sri Trang Agro Industry Public Co., Ltd..............        13,500        13,992
 *Srithai Superware Public Co., Ltd. (Foreign).........         6,000         2,988
 *Sun Tech Group Public Co., Ltd. (Foreign)............        27,200           586
 *Supalai Public Co., Ltd. (Foreign)...................        17,300         2,794
 *TCJ Motor Public Co., Ltd. (Foreign).................         7,300         1,022
 *TPI Polene Public Co., Ltd. (Foreign)................       258,476        95,680
 *Thai Danu Bank Public Co., Ltd. (Foreign)............        82,400        50,467
 *Thai Military Bank Public Co., Ltd. (Foreign)........        95,700        59,257
 *Thai Modern Plastic Industry Public Co., Ltd.
   (Foreign)...........................................        15,700             0
 *Thai Pineapple Public Co., Ltd. (Foreign)............        12,200         2,201
 Thai Plastic and Chemicals Public Co., Ltd.
   (Foreign)...........................................        12,200        19,707
 Thai Reinsurance Public Co., Ltd. (Foreign)...........        28,950        36,631
 *Thai Rung Union Carbide Public Co., Ltd. (Foreign)...        13,200        11,194

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Thai Telephone & Telecommunication Public Co., Ltd.
   (Foreign)...........................................       450,000  $     93,283
 Thai Union Frozen Products Co., Ltd...................        36,852       146,832
 *Thai-Germany Products Public Co., Ltd. (Foreign).....        37,050             0
 *Tipco Asphalt Public Co., Ltd. (Foreign).............        68,000       106,178
 *Tuntex (Thailand) Public Co., Ltd. (Foreign).........       126,728        38,382
 *United Communication Industry Public Co., Ltd.
   (Foreign)...........................................       135,100       134,573
 *Vanachai Group Public Co., Ltd. (Foreign)............        22,100         2,677
 *Vinythai Public Co., Ltd. (Foreign)..................       355,700        51,710
 *Wall Street Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        13,400             0
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,531,306)....................................                   3,456,260
                                                                       ------------
RIGHTS/WARRANTS -- (0.1%)
 *Hermaraj Land and Development Public Co., Ltd. Rights
   Open Pay Date.......................................        38,000             0
 *Jasmine International Public Co., Ltd. (Foreign)
   Rights Open Pay Date................................       200,000             0
 *Securities One Public Co., Ltd. (Foreign) Warrants
   09/16/00............................................       255,431        12,378
 *The Siam Industrial Credit Public Co., Ltd. (Foreign)
   Warrants 1998-2003..................................         5,325             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $1)............................................                      12,378
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Thailand Baht
   (Cost $21)..........................................                          21
                                                                       ------------
TOTAL -- THAILAND
  (Cost $3,531,328)....................................                   3,468,659
                                                                       ------------
ISRAEL -- (10.0%)
COMMON STOCKS -- (10.0%)
 *Agis Industries (1983), Ltd..........................        27,000       157,455
 *Azorim Investment Development & Construction Co.,
   Ltd.................................................        15,422       162,635
 Baran.................................................         9,500       118,650
 *Beit Shemesh Motor...................................         3,351        15,878
 *Dead Sea Periclase...................................        13,028        34,600
 *Discount Mortgage Bank, Ltd..........................         1,320        88,525
 Elco Industries (1975)................................         6,000        61,233
 Electra Consumer......................................        20,300       188,920
 Electra Israel, Ltd...................................         3,000       175,679
 Electric Wire & Cable Co. of Israel, Ltd..............        12,800        38,816
 *Feuchtwanger Industies...............................         1,120        25,337
 *Formula Systems......................................         6,570       151,660
 *Israel General Bank, Ltd.............................         3,222        91,287
 Israel Land Development Co., Ltd......................        26,000       146,570
 *Israel Petrochemical Enterprises, Ltd................        32,500       178,474
 *Israel Salt Industries...............................        38,139       188,126
 J.O.E.L. Jerusalem Oil Exploration, Ltd...............         6,178        12,010
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Maman Cargo Terminals & Handling, Ltd.................        33,600  $     70,785
 Matav Cable Israel....................................        14,000       259,218
 Mehadrin, Ltd.........................................         3,887       135,156
 *Middle East Tube Co..................................        19,000         9,603
 *Miloumor.............................................        12,658        49,519
 *Mishkan Hapoalim Mortgage Bank, Ltd. Series B........         1,440       275,722
 *Mul-t-lock, Ltd......................................        20,500        35,865
 *Naphta Israel Petroleum Corp.........................       105,630         9,753
 *Nice Systems, Ltd....................................         5,785       149,283
 *Ormat Industries.....................................        54,000        79,384
 Rapac Electronics, Ltd................................         6,000        32,074
 Tambour...............................................        64,000        91,907
 Tefahot Israel Mortgage Bank, Ltd.....................           330       223,718
 *Ytong Industries, Ltd................................        52,500       155,634
                                                                       ------------
TOTAL -- ISRAEL
  (Cost $2,785,813)....................................                   3,413,476
                                                                       ------------
TURKEY -- (9.6%)
COMMON STOCKS -- (9.6%)
 Adana Cimento Sanayi Ticaret A.S......................    13,309,000        52,359
 *Akal Tekstil A.S.....................................       926,625         7,633
 *Aksa.................................................     3,545,000        81,935
 Aksigorta A.S.........................................     6,135,000       196,103
 Aksu Iplik Dokuma ve Boya Apre Fab A.S................     1,938,397         7,507
 *Aktas Elektrik Ticaret A.S...........................       370,000        70,052
 *Alarko Holding.......................................     6,698,837       144,947
 *Alarko Sanayii ve Ticaret A.S........................       841,499        62,073
 Altinyildiz Mensucat ve Konfeksiyan Fabrikalari
   A.S.................................................     1,464,000        23,758
 Anadolu Anonim Turk Sigorta Sirketi...................     2,508,000        26,517
 Bagfas Bandirma Gubre Fabrik..........................     1,100,000        46,656
 *Bandirma Vitaminli Yem Sanayii Ticaret A.S...........       535,000        48,014
 Bati Cimento A.S......................................     1,069,999        34,860
 *Bekoteknik Sanayi A.S................................     2,712,888        44,692
 Bolu Cimento Sanayi A.S...............................     2,580,287        21,888
 Borusan...............................................       385,000        14,910
 Bossa Ticaret ve Sanayi Isletmeleri A.S...............     4,510,000        25,783
 Bursa Cimento Fabrikasi A.S...........................     2,200,000        66,265
 CIMSA A.S. (Cimento Sanayi ve Ticaret)................     7,200,000        69,044
 *Carsi Buyuk Magazacilik..............................       589,000        27,879
 *Cimentas A.S.........................................     2,290,000        60,530
 *Deva Holding A.S.....................................     2,717,333        11,191
 *Doktas...............................................     2,200,000        24,883
 *Eczacibasi Ilac......................................     6,188,000        95,855
 *Eczacibasi Yapi Gere.................................       750,000        14,753
 *Ege Seramik Co., Inc.................................     1,582,680         3,619
 *Egeplast.............................................       386,000         4,318
 *Erciyas Biracilik....................................     2,000,000        55,323
 *Es Kisehir Bankasi Esbank............................     9,343,710        21,366
 *Finansbank...........................................    33,039,486       152,321
 Goltas Cimento........................................     1,330,000        19,948
 *Good Year Lastikleri A.S.............................     2,261,000        58,373
 Gubre Fabrikalari Ticaret A.S.........................       216,000         2,895

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Gunes Sigorta A.S....................................     2,190,000  $     17,231
 Guney Biracilik.......................................     1,110,200        51,866
 *Hektas Ticaret A.S...................................     1,788,145        11,431
 *Ihlas Holding........................................     2,587,500        92,252
 *Isiklar Amba.........................................       895,000        30,259
 *Izmir Demir Celik....................................     9,942,500        31,170
 Karsu Tekstil.........................................     1,136,000         8,938
 Kartonsan.............................................       998,750        44,817
 Kav Orman Sanayii A.S.................................     3,003,000        21,044
 Kent Gida Maddeleri Sanayii ve Ticaret A.S............       544,000        36,115
 Kepez Elektrik Ticaret A.S............................        61,000        54,746
 *Kerevitas Gida Sanayi ve Ticaret A.S.................     2,532,000        28,327
 Konya Cimento.........................................     1,110,000        16,376
 Kordsa Kord Bezi Sanayi ve Ticaret A.S................     2,060,000        75,977
 Marshall Boya ve Vernik Sanayii A.S...................       951,000        27,475
 *Medya Holdings A.S. Series C.........................    15,849,000        45,789
 *Merko Gida Sanayi ve Ticaret A.S. Series A...........     1,058,000        15,348
 Milliyet Gazetecilik A.S..............................    13,721,400        76,755
 *Milpa Ticari ve Sinai Urunler Pazarlama..............     1,530,000        22,572
 Mutlu Aku.............................................       509,000         8,135
 *Nergis Holding A.S...................................       892,000         8,115
 *Nergis Holdings A.S. Issue 99........................       892,000             0
 *Net Holding A.S......................................     4,918,032        18,743
 *Net Turizm...........................................     3,366,000        21,105
 Netas Northern Electric Telekomunikasyon A.S..........     2,315,000        72,575
 *Otobus Karoseri Sanayi A.S...........................       260,000        36,440
 *Peg Profilo A.S......................................     1,647,200        66,828
 *Pinar Su Sanayi ve Ticaret A.S.......................     2,698,500        41,801
 *Raks Elektroniks A.S.................................     2,730,000        10,237
 Sarkuysan Elektrolitik Bakir Sanayi A.S...............     2,627,838        32,307
 *T. Tuborg Bira ve Malt Sanayi A.S....................     2,087,500        22,841
 *Tansas Izmir Buyuksehir Belediyesi Ic ve dis Ticaret
   A.S.................................................       267,000        73,857
 *Tat Konserve.........................................     1,229,250        37,781
 Tekstil Bankasi A.S...................................     4,169,110        14,865
 *Tekstil Bankasi A.S. Issue 99........................     6,419,096        22,886
 Teletas Telekomunikasyon Endustri Ticaret A.S.........     1,354,000        98,212
 *Tofas Turk Otomobil Fabrikasi A.S....................     6,297,200        89,805
 *Trakya Cam Sanayii A.S...............................     5,500,800        62,217
 *Turcas Petrolculuk A.S...............................     2,386,647        53,402
 *Turk Demir Dokum.....................................     2,519,998        30,981
 *Turk Dis Ticaret Bankasi A.S.........................    15,842,572        74,012
 Turk Siemens Kablo ve Elektrik Sanayi A.S.............       622,500        20,663
 *USAS (Ucak Servisi A.S.).............................        30,000        29,137
 Vakif Finansal Kiralama A.S...........................     1,994,623         5,517
 *Yasarbank A.S........................................     6,205,102        16,783
 Yunsa Yunlu Sanayi ve Ticaret A.S.....................       619,000        10,350
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,627,282)....................................                   3,286,333
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------
RIGHTS/WARRANTS -- (0.0%)
 *Aksu Iplik Dokuma ve Boya Apre Fab A.S. Rights
   06/11/99............................................     1,938,397  $        274
 *Gubre Fabrikalari Ticaret A.S. Rights 06/28/99.......       216,000         7,894
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       8,168
                                                                       ------------
TOTAL -- TURKEY
  (Cost $3,627,282)....................................                   3,294,501
                                                                       ------------
BRAZIL -- (9.5%)
PREFERRED STOCKS -- (7.9%)
 *Acesita SA...........................................    60,000,000        22,478
 *Acos Villares SA.....................................       120,000         2,421
 Alpargatas-Santista Textil SA.........................       300,000        11,239
 Banco America do Sul SA...............................       610,000         3,692
 *Banco Bandeirantes SA................................       700,000         2,120
 Banco Mercantil do Brasil SA..........................       130,000        13,113
 *Banco Noroeste SA....................................        70,000        38,328
 Banco Real SA.........................................        66,000        55,538
 Bombril S.A...........................................     5,900,000        20,743
 Brasiliero de Petroleo Ipiranga.......................    13,000,000        81,670
 Brasmotor SA..........................................       380,000        29,348
 *CELG Series B........................................       357,316         2,484
 COFAP (Cia Fabricadora De Pecas)......................         6,000        25,072
 *Cambuci SA...........................................        84,000           484
 Cent Elet Cachoeira Doura.............................       722,683        17,094
 Cia Siderurgica Belgo-Mineira.........................     2,650,000        74,077
 Cimento Portland Itau.................................     1,130,000       109,417
 Companhia Siderurgica de Tubarao Sid Tubarao..........    12,400,000       110,777
 Confab Industrial SA..................................        27,000        23,343
 Consorcio Real Brasileiro de Administracao SA Series
   F...................................................        19,000        12,593
 Coteminas Cia Tecidos Norte de Minas..................       733,426        49,881
 Distribuidora de Produtos Petreleo Ipirangi SA........     3,900,000        31,694
 Duratex SA............................................     2,000,000        54,178
 ENERSUL Empresa Energetjica de Mato Grosso do Sul SA
   Series B............................................    13,156,000        41,666
 Electrolux do Brasil SA...............................    40,600,000        19,890
 Embraer Empresa Brasileira de Aeronautica Series A....     7,200,000        74,697
 *Forca Luz Cataguazes Leopoldina Series A.............    23,400,000        14,836
 Francisco Stedile SA Series A.........................    20,200,000         9,896
 Gerdau SA.............................................    15,623,172       233,219
 Globex Utilidades SA..................................        18,000        87,146
 *Gradiente Eletronica SA..............................         2,600         1,648
 *IKPC Industrias Klabin de Papel e Celulose SA........       220,000        72,276
 Industria de Bebidas Antarctica Minas Gerais
   Antarctic...........................................       171,000        14,784
 Industria de Bebidas Antarctica Polar SA..............        23,000        20,812
 Industrias Villares SA................................        58,000           268
 Inepar SA Industria e Construcoes.....................     9,900,000        25,563
 *Inepar-Fem Equipamentos e Montagem SA................         1,260             0
 Iven SA...............................................       148,000        11,772
 Lojas Americanas SA...................................     8,000,000        38,732

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Lojas Renner SA.......................................       900,000  $     20,749
 *Manah SA.............................................       900,000         6,214
 Marcopolo SA..........................................        20,000        18,444
 Marisol SA Industria do Vestuario.....................        36,000        17,222
 *Metal Leve SA........................................     2,500,000        23,487
 Metalurgica Barbara...................................    25,300,000        27,706
 Metalurgica Gerdau SA.................................     2,862,847        67,651
 Mineracao da Trinidade Samitri........................     6,058,800        62,857
 Multibras Eletrodomesticos SA.........................       190,000        62,420
 Oxiteno SA Industria e Comercio.......................        12,160        41,981
 *Paranapanema SA......................................     6,200,000         9,827
 Perdigao SA NPV.......................................    55,000,000        77,665
 Pirelli Cabos SA......................................        29,000        60,172
 Pirelli Pneus SA......................................        33,000        76,080
 Randon Participacoes SA...............................    51,000,000         9,112
 Real Consorcio Part Pfd...............................        19,000        21,902
 Refinaria de Petroleo Ipiranga SA.....................     3,600,000        25,936
 Renner Herrmann SA....................................        28,000        10,006
 Renner Participacoes SA...............................       900,000           858
 Sadia Oeste SA Inclusttia e Comercio Soes.............       155,000        97,376
 *Serrana SA...........................................        55,000        17,118
 *Sharp SA Equipamentos Eletronicos....................    30,200,000         3,481
 Tam Transportes Aereos Regionais SA...................     1,150,000        24,524
 Teleleste Celular Participacoes SA....................    81,500,000        48,852
 Telemig Celular Participacoes SA......................    81,400,000       117,290
 Telenordeste Celular Participacoes SA.................    92,800,000       143,878
 Telenorte Celular Participacoes SA....................    81,400,000        49,262
 *Usinas Siderurgicas de Minas Gerais..................           535         5,859
 Varig SA Viacao Aerea Riograndense....................        16,000         4,980
 Weg SA................................................       165,000        60,864
 Wembley Roupas SA.....................................    10,300,000        18,997
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $3,581,602)....................................                   2,691,759
                                                                       ------------
COMMON STOCKS -- (1.6%)
 *Acos Especiais Itabira-Acesita Aces..................    42,900,000        14,094
 Avipal SA Avicultura e Agropecua......................    15,900,000        17,412
 *Compania de Electricidade da Bahia Coelba............     3,600,000        96,483
 Copene-Petroquimica do Nordeste SA Series A...........       390,000        68,109
 Elevadores Atlas SA...................................         6,710        95,525
 Embraco SA............................................       160,000        52,564
 Eternit SA............................................       120,000        19,850
 Inepar Energia SA.....................................         1,016             0
 Makro Atacadista SA...................................        47,000        36,706
 *Mannesmann SA........................................       215,000        16,109
 Metalurgica Gerdau....................................       161,519         2,979
 Monteiro Aranha SA....................................     2,868,168        11,481
 *Rhodia Ster SA.......................................       124,000         4,288
 Sao Paulo Alpargatas SA...............................       510,000        20,581
 *Tele Centro Oeste Celular Participacoes SA...........    83,700,000       101,307
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $714,312)......................................                     557,488
                                                                       ------------
                                                               SHARES        VALUE+
                                                         ------------  ------------
RIGHTS/WARRANTS -- (0.0%)
 *Tele Centro Oeste Celular Participacoes SA Preferred
   Rights 06/30/99.....................................     7,508,993  $      1,428
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       1,428
                                                                       ------------
TOTAL -- BRAZIL
  (Cost $4,295,914)....................................                   3,250,675
                                                                       ------------
MEXICO -- (8.6%)
COMMON STOCKS -- (8.5%)
 *Abaco Grupo Financiero S.A. de C.V. Series B.........       108,000             0
 *Altos Hornos de Mexico S.A...........................        33,000         9,249
 *Biper S.A. de C.V. Series B..........................       131,000        14,792
 *Bufete Industrial S.A. (Certificates representing 3
   shares Series L & 1 share Series B).................        24,000        24,439
 *Cintra S.A. de C.V...................................       137,000        55,817
 *Corporacion Geo S.A. de C.V. Series B................        37,000       139,268
 *Corporacion Interamericana de Entramiento S.A. de
   C.V. Series B.......................................        39,000       122,991
 Embotelladoras Argos S.A. de C.V......................        98,000       107,670
 *Embotelladores del Valle Anahuac S.A. de C.V. Series
   B...................................................        39,000        27,375
 *Empaques Ponderosa S.A. de C.V. Series B.............       136,000       105,978
 Empresas ICA Sociedad Controladora S.A. de C.V........       106,000       106,755
 Farmacias Benavides S.A. de C.V. Series B.............        54,000        55,758
 *Grupo Casa Autrey S.A. de C.V........................       104,000        45,493
 Grupo Cementos de Chihuahua S.A. de C.V. Series B.....       152,000       115,972
 Grupo Continental S.A.................................       130,000       207,630
 *Grupo Corvi S.A. de C.V. Series L....................       100,000        19,634
 Grupo Fernandez Editores S.A. de C.V. Series B........       103,000         6,234
 *Grupo Financiero BBV Probursa S.A. de C.V. Series
   B...................................................       918,644       121,489
 *Grupo Financiero del Norte S.A. Series C.............       187,000       235,129
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   L...................................................       124,000             0
 *Grupo Financiero Santander Mexicano S.A. de C.V.
   Sanmex Series B.....................................        34,513        19,416
 *Grupo Financiero Serfin S.A. de C.V. Series B........       723,000        45,601
 *Grupo Herdez S.A. de C.V. Series B...................       107,000        31,567
 Grupo Industrial Maseca S.A. de C.V. Series B.........        68,000        42,889
 *Grupo Posadas S.A. de C.V. Series L..................       199,000       132,802
 *Grupo Tribasa S.A. de C.V............................        64,000        45,575
 *Hylsamex S.A. de C.V. Series B.......................        42,000        92,289
 *Industrias S.A. de C.V. Series B.....................        33,000        90,809
 Jugos del Valle S.A. de C.V. Series B.................        20,000        13,632
 Nacional de Drogas S.A. de C.V. Series L..............       210,000       142,492
 Pepsi-Gemex SA de CV Pepsigx..........................        81,000       119,316

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Sanluis Corporacion S.A. de C.V.(Certificates
   representing 1 share Series B, 1 share Series C & 1
   share Series D).....................................        51,000  $    102,726
 Sigma Alimentos S.A. de C.V...........................        61,000       122,248
 Sistema Argos S.A. de C.V. Series B...................        50,000        11,063
 Tablex S.A. de C.V. Series 2..........................        33,000        66,134
 *Transportacion Maritima Mexicana S.A. de C.V. Series
   L...................................................        24,000       137,945
 Tubos de Acero de Mexico S.A..........................        10,000        90,539
 Vitro S.A.............................................        51,000        98,576
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,961,394)....................................                   2,927,292
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Mexican Peso
   (Cost $22,917)......................................                      22,350
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Grupo Herdez S.A. de C.V. Series B Rights 06/11/99
   (Cost $0)...........................................        36,074             0
                                                                       ------------
TOTAL -- MEXICO
  (Cost $3,984,311)....................................                   2,949,642
                                                                       ------------
MALAYSIA -- (8.4%)
COMMON STOCKS -- (8.4%)
 AMMB Holdings Berhad..................................        86,000       131,263
 Affin Holdings Berhad.................................       113,000        71,844
 Amalgamated Industrial Steel Berhad...................        10,000         3,495
 *Anson Perdana Berhad.................................        10,000         2,421
 Antah Holding Berhad..................................        23,000         5,423
 *Aokam Perdana Berhad.................................           733         2,848
 Arab Malaysian Development Berhad.....................        58,000         8,120
 Asas Dunia Berhad.....................................        16,000         4,615
 *Asia Pacific Land Berhad.............................        70,000         8,547
 Asiatic Development Berhad............................       118,000        33,537
 Austral Enterprises Berhad............................        31,000        26,105
 Ayer Hitam Planting Syndicate Berhad..................         2,000         5,726
 *Berjaya Industrial Berhad............................        55,000         5,326
 Berjaya Singer Berhad.................................        28,000         8,371
 *Bimb Holdings Berhad.................................       134,600        69,142
 *Bolton Properties Berhad.............................        18,000        10,952
 CCM Bioscience........................................           833           593
 Cahya Mata Sarawak Berhad.............................        66,000        35,848
 Cement Industries of Malaysia Berhad..................        13,000         7,745
 Chemical Co. of Malaysia Berhad.......................        51,000        53,684
 Chin Teck Plantations Berhad..........................        10,000        13,474
 Country Heights Holdings Berhad.......................        20,800        15,589
 Cycle & Carriage Bintang Berhad.......................        15,000        25,895
 DMIB Berhad...........................................        30,000         7,200
 DNP Holdings Berhad...................................        34,000         7,587
 *Damansara Realty Berhad..............................        65,000         7,800
 Datuk Keramik Holdings Berhad.........................        24,000         5,255
 Diperdana Corp. Berhad................................         3,000         1,693
 Edaran Otomobil Nasional Berhad.......................        18,000        41,305
 Esso Malaysia Berhad..................................        43,000        29,874
 *FACB Berhad..........................................        66,000         7,364
 FCW Holdings Berhad...................................        16,000         4,042
 *Faber Group Berhad...................................        32,000         4,177
 Federal Flour Mills Berhad............................        20,000        15,663
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Fraser & Neave Holdings Berhad........................        27,000  $     31,263
 Gadek (Malaysia) Berhad...............................        11,000         7,827
 Gamuda Berhad.........................................        60,000        87,158
 *Golden Plus Holdings Berhad..........................        16,000         3,739
 Gopeng Berhad.........................................        17,000         3,615
 *Granite Industries Berhad............................        22,000         4,632
 Guthrie Ropel Berhad..................................        11,000         8,568
 *HLG Capital Berhad...................................        12,000         5,103
 Hap Seng Consolidated Berhad..........................        67,000        32,019
 Hock Hua Bank Berhad (Foreign)........................        21,000        31,168
 Hong Leong Industries Berhad..........................        47,000        38,392
 Hong Leong Properties Berhad..........................       112,000        29,709
 Hume Industries (Malaysia) Berhad.....................        52,000        47,293
 IGB Corp. Berhad......................................        90,000        33,726
 IJM Corp. Berhad......................................        56,000        35,368
 *Idris Hydraulic (Malaysia) Berhad....................        89,000        12,460
 *Insas Berhad.........................................        56,000         9,903
 Island & Peninsular Berhad............................        57,000        38,880
 Johan Holdings Berhad.................................        30,000         4,547
 KFC Holdings (Malaysia) Berhad........................        29,000        30,832
 *Kamunting Corp. Berhad...............................        40,000         6,568
 Keck Seng (Malaysia) Berhad...........................        23,000         8,135
 *Kedah Cement Holdings Berhad.........................       111,000        55,850
 Kelang Container Terminal Berhad......................        12,000         8,337
 *Kemayan Corp. Berhad.................................        31,000         2,839
 Kian Joo Can Factory Berhad...........................        29,000        41,821
 *Kretam Holdings Berhad...............................        30,000         9,158
 Kuala Sidim Berhad....................................        31,000        32,958
 Kulim Malaysia Berhad.................................        53,000        23,766
 Ladang Perbadanan-Fima Berhad.........................        11,000         7,874
 Landmarks Berhad......................................        78,000        17,078
 *Larut Consolidated Berhad............................        18,000         4,168
 *Leader Universal Holdings Berhad.....................        69,000        18,448
 *Lingkaran Trans Kota Holdings Berhad.................        87,000        73,629
 Lion Corp. Berhad.....................................        15,600         4,434
 *MBF Holdings Berhad..................................       106,000         4,575
 *MBF Land Berhad......................................        65,000         6,842
 MUI Properties Berhad.................................        75,200         9,499
 Malayan Cement Berhad.................................        65,750        33,636
 Malayawata Steel Berhad...............................        21,000         5,305
 Malaysia Assurance Alliance Berhad....................        20,800        21,544
 Malaysia Building Society Berhad......................        35,000        10,832
 Malaysia Industrial Development Finance Berhad........       133,000        49,840
 Malaysia Mining Corp. Berhad..........................       181,000        70,876
 Malaysian Airlines System.............................       167,000       164,539
 Malaysian Helicopter Services Berhad..................       110,000        25,937
 Malaysian Mosaics Berhad..............................        27,000         8,811
 Malaysian Pacific Industries..........................        45,000        84,316
 *Malaysian Plantations Berhad.........................        28,000         8,429
 Malaysian Tobacco Co. Berhad..........................        20,000        18,779
 Malex Industries Berhad...............................        58,000        31,747
 *Mancon Berhad........................................        12,000         1,730
 Maruichi Malaysia Steel Tube Berhad...................         8,000         5,659
 Matsushita Electric Co. (Malaysia) Berhad.............         3,520        10,004
 Mulpha International Berhad...........................       133,750        18,725
 Nam Fatt Berhad.......................................         9,000         3,278
 Negara Properties (Malaysia) Berhad...................         5,000         4,179
 Nylex (Malaysia) Berhad...............................        12,000         5,709
 OSK Holdings..........................................        28,000        17,095

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Olympia Industries Berhad............................       104,000  $     17,406
 *Pacific Chemicals Berhad.............................        11,000         3,960
 Pan Pacific Asia Berhad...............................        12,000         5,154
 *Panglobal Berhad.....................................        14,000         2,034
 *Parit Perak Holdings Berhad..........................        13,000         2,491
 Peladang Kimia Berhad.................................        14,000         5,600
 Pelangi Berhad........................................       106,000        30,573
 Pernas International Holdings Berhad..................        71,000        18,236
 Petaling Garden Berhad................................        47,000        24,242
 Phileo Allied Berhad..................................        54,000        29,672
 Phileo Land Berhad....................................        12,000         2,931
 Pilecon Engineering Berhad............................        21,000         4,996
 Prime Utilities Berhad................................         3,000         2,425
 *Promet Berhad........................................        52,000         3,175
 *Rashid Hussain Berhad................................        47,000        36,413
 SP Settia Berhad......................................         7,000         6,307
 Samanda Holdings Berhad...............................        23,000        30,263
 Selangor Properties Berhad............................        89,000        37,099
 Shangri-la Hotels (Malaysia) Berhad...................       110,000        33,347
 Sime UEP Properties Berhad............................        84,000        84,531
 Southern Bank Berhad (Foreign)........................       151,000        88,693
 *Southern Steel Berhad................................        45,000        14,211
 Sriwani Holdings Berhad...............................        12,000         3,411
 *Sungei Way Holdings Berhad...........................        63,000        23,078
 Ta Enterprise Berhad..................................       107,000        35,366
 Talam Corp. Berhad....................................        14,000         3,331
 Tan & Tan Developments Berhad.........................        77,000        25,937
 Tasek Cement Berhad...................................        37,000        20,798
 *Tongkah Holdings Berhad..............................        14,000         4,333
 Tradewinds (Malaysia) Berhad..........................        49,000        24,242
 UMW Holdings Berhad...................................        54,800        76,720
 United Malacca Rubber Estates Berhad..................         9,000        10,516
 United Malayan Land Berhad............................        13,000         8,169
 United Plantations Berhad.............................        33,000        30,568
 *Westmont Industries Berhad...........................        23,000         4,309
 *Westmont Land (Asia) Berhad..........................        20,000         3,326
 *Wing Tiek Holdings Berhad............................         8,000         1,499
 Worldwide Holdings Berhad.............................        16,000         5,423
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $4,493,025)....................................                   2,880,459
                                                                       ------------
ARGENTINA -- (4.7%)
COMMON STOCKS -- (4.7%)
 Acindar Industria Argentina de Aceros SA Series B.....        50,000        60,045
 *Alpargatas SA Industrial y Comercial.................       140,000        13,450
 *Atanor Cia Nacional para la Industria Quimica SA
   Series D............................................        37,747        21,155
 *Banco del Sud Sociedad Anonima Series B..............        29,000        81,261
 Bco del Suqu..........................................        63,000        96,462
 CIADEA SA.............................................        68,000       102,076
 *Capex SA Series A....................................        10,000        50,037
 *Celulosa Argentina SA Series B.......................        25,500         2,552
 Central Puerto SA Series B............................        43,000        94,671
 Cinba SA Cia de Bebidao y Alimentos SA................        15,000         9,157
 Corcemar SA Series B..................................        19,000        82,712
 Cresud SA Comercial Industrial Financiera y
   Agropecuaria........................................        84,401        90,377
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Dycasa Dragados y Construcciones Argentina SA Series
   B...................................................        23,052  $     38,064
 *Ferrum SA de Ceramica y Metalurgica Series B.........        21,000        17,863
 *Fiplasto SA Comercial y Industrial Series B..........         6,000         2,282
 *Garovaglio y Zorraquin SA............................        14,160        11,053
 Importadora y Exportadora de la Patagonia Series B....        11,500        78,259
 *Indupa SA Industrial y Comercial.....................       196,000       113,177
 Introductora de Buenos Aires SA Series A..............        16,840        20,056
 Ledesma SA............................................        75,000        42,782
 Massalin Particulares SA Series B.....................        41,000       281,061
 *Morixe Hermanos SA...................................         9,000         6,485
 Nobleza-Piccardo Sdad Industrial Comercial y
   Financiera Pica.....................................        22,000        71,554
 *Polledo SA Industrial y Constructora y Financiera....        88,891       112,976
 *Quimica Estrella SA Series B.........................        27,200        27,765
 *Sociedad Comercial del Plata.........................       150,000        63,648
 *Sol Petroleo SA......................................        25,662        24,269
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,018,533)....................................                   1,615,249
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Quimica Estrella SA 10% Cumulative Convertible Series
   B
   (Cost $3,163).......................................         3,260         3,034
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Sol Petroleo SA Rights 05/24/99......................        10,462            10
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                          10
                                                                       ------------
TOTAL -- ARGENTINA
  (Cost $2,021,696)....................................                   1,618,293
                                                                       ------------
INDONESIA -- (1.4%)
COMMON STOCKS -- (1.4%)
 *Medco Energi Corporation Tbk.........................        48,000        18,286
 *PT Aneka Kimia Raya Tbk..............................        49,000         2,258
 *PT Anwar Sierad Tbk..................................        58,000         2,138
 *PT Apac Centretex Corporation Tbk....................       122,000         5,997
 *PT Argha Karya Prima Industry Tbk....................        90,666         3,203
 *PT Asahimas Flat Glass Co., Ltd......................        65,000         6,590
 PT Asuransi Lippo Life Insurance Tbk..................       448,500        30,313
 PT Bakrie Sumatra Plantations Tbk.....................        49,000         4,817
 *PT Bank Bira Tbk.....................................       162,800         2,501
 *PT Bank International Indonesia (Foreign)............        93,994         2,599
 *PT Bank Mashill Utama Tbk............................        88,400           272
 *PT Bank Niaga Tbk....................................        55,926         3,436
 *PT Bank PDFCI (Foreign)..............................        44,000         1,217
 *PT Bank Tiara Asia (Foreign).........................        43,000         3,435
 *PT Batu Buana........................................        77,715         2,149
 *PT Bdni Capital Corp. Tbk............................       364,000         8,946
 PT Berlian Laju Tanker Tbk............................        36,400         5,032
 *PT Branta Mulia Tbk..................................        66,000         2,636
 *PT Bukaka Teknik Utam................................        36,000         1,217
 *PT Ciputra Development Tbk...........................        75,000         3,456
 PT Citra Marga Nusaphala Persada......................       150,000         8,295
 *PT Darya-Varia Laboratoria...........................        33,000         4,055

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CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *PT Davomas Adabi.....................................        40,000  $      2,581
 *PT Dharmal Sakti Sejahtera Tbk.......................       258,666         3,973
 *PT Dharmala Agrifood Tbk.............................        92,500           568
 *PT Dharmala Intiland.................................       277,400         5,113
 *PT Duta Anggada Realty Tbk...........................       132,000         4,055
 PT Duta Pertiwi.......................................       132,000         8,111
 *PT Ever Shine Textile................................        75,000         5,299
 *PT Fajar Surya Wisesa Tbk............................        53,000         5,373
 *PT Ficorinvest Bank (Foreign)........................        77,000           473
 *PT Gajah Tunggal Tbk.................................       236,000        13,776
 *PT Great River International.........................        93,000         5,428
 *PT GT Petrochem Industries Tbk.......................       246,000        10,581
 *PT Hero Supermarket Tbk..............................        33,000         7,502
 *PT Indal Aluminium Industry..........................        47,000         2,166
 *PT Inti Indorayo Utama...............................        63,000         3,677
 *PT Jakarta International Hotel and Development Tbk...        57,000         5,253
 *PT Kalbe Farma Tbk...................................        64,000        13,173
 *PT Karwell Indonesia.................................       138,000        11,871
 *PT Kawasan Industry Jababeka Tbk.....................        47,000         2,888
 *PT Keramika Indonesia Assosiasi Tbk..................       100,000         2,919
 PT Lippo Securities Tbk...............................       659,600        24,317
 *PT Matahari Putra Prima Tbk..........................        66,000         6,083
 PT Mayorah Indah......................................       114,000        10,507
 *PT Miwon Indonesia...................................        20,000         2,458
 *PT Modern Bank Tbk...................................        72,333           667
 *PT Modern Photo Tbk..................................        40,000         8,479
 *PT Mutlipolar Corporation Tbk........................       455,000        11,183
 *PT Ometraco Corporation Tbk..........................        38,000         3,736
 *PT Pabrik Kertas Tjiwi Kimia Tbk.....................        90,000        30,691
 *PT Pakuwon Jati Tbk..................................        63,000         1,355
 *PT Panasia Indosyntec Tbk............................        79,000         3,398
 *PT Perdan Inti Investama Tbk.........................        69,333           426
 *PT Plaza Indonesia Realty Tbk........................        20,000         4,055
 *PT Prasidha Aneka Niaga Tbk..........................        84,000         3,097
 PT Pudjiadi Prestige, Ltd. Tbk........................        45,500         1,957
 *PT Putra Sejahtera Pioneerindo.......................        29,000           624
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *PT Sekar Bumi Tbk....................................        60,000  $      2,120
 *PT Sinar Mas Agro Resources and Technology
   Corporation Tbk.....................................        74,400        45,257
 *PT Sorini Corporation................................        43,000         1,453
 *PT Surabaya Agung Industri Pulp & Paper..............        64,500         3,765
 *PT Suryamas Dutamakmur...............................       125,000         3,456
 PT Tempo Scan Pacific.................................        22,000         6,083
 *PT Texmaco Jaya Tbk..................................        93,000        35,143
 *PT Ultrajaya Milk Industry & Trading Co..............        52,000         5,591
 *PT Unggul Indah Corp. Tbk............................        38,000         5,604
 *PT United Tractors...................................        20,000         3,318
 *PT Wicaksana Overseas International..................        28,560         1,360
 Tamara Bank Tbk.......................................        89,124         1,369
                                                                       ------------
TOTAL -- INDONESIA
  (Cost $3,288,352)....................................                     465,180
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (4.4%)
 Repurchase Agreement, Chase Manhattan Bank N.A. 4.55%,
   06/01/99 (Collateralized by U.S. Treasury Notes
   5.625%, 12/31/02, valued at $1,526,769) to be
   repurchased at $1,492,754.
   (Cost $1,492,000)...................................  $      1,492     1,492,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $39,395,987)++.....                $ 34,184,565
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
COMMERCIAL PAPER -- (62.8%)
Abbott Laboratories C.P.
    4.750%, 06/08/99...................................  $     1,000   $    999,057
BP America C.P.
    4.920%, 06/01/99...................................        5,000      5,000,000
Bayer Corp. C.P.
    4.780%, 06/22/99...................................        9,000      8,974,485
    4.800%, 06/25/99...................................       18,000     17,941,680
BellSouth Capital Funding C.P.
    4.810%, 07/23/99...................................        4,000      3,972,093
    4.800%, 07/26/99...................................       19,000     18,859,795
CC (USA), Inc. C.P.
    4.860%, 07/26/99...................................        7,500      7,444,656
Caisse des Depots et Consignations C.P.
    4.770%, 06/04/99...................................       12,000     11,995,150
    4.770%, 06/08/99...................................       15,000     14,985,854
Campbell Soup Co. C.P.
    4.780%, 06/11/99...................................       10,500     10,485,942
Canadian Wheat Board C.P.
    4.770%, 07/22/99...................................       12,300     12,215,837
Ciesco L.P. C.P.
    4.780%, 07/09/99...................................       16,000     15,918,426
Coca-Cola Co. C.P.
    4.750%, 06/08/99...................................        9,000      8,991,512
Corporate Asset Funding Corp. C.P.
    4.850%, 06/14/99...................................       24,000     23,958,226
    4.840%, 07/07/99...................................        3,000      2,985,510
Dresdner U.S. Finance, Inc. C.P.
    4.790%, 06/14/99...................................       27,000     26,953,004
Electricite de France C.P.
    4.780%, 06/14/99...................................       13,500     13,476,502
Emerson Electric Co. C.P.
    4.770%, 06/09/99...................................        1,000        998,929
Enterprise Funding Corp. C.P.
    4.830%, 06/15/99...................................        5,185      5,175,220
Gannett Co. C.P.
    4.780%, 06/14/99...................................       14,000     13,975,480
Glaxo Wellcome P.L.C. C.P.
    4.770%, 07/19/99...................................       25,000     24,837,333
Govco, Inc. C.P.
    4.870%, 06/15/99...................................        4,400      4,391,667
    4.850%, 06/25/99...................................       10,000      9,967,600
Kittyhawk Funding Corp. C.P.
    4.830%, 06/07/99...................................       10,000      9,991,916
    4.800%, 06/11/99...................................        3,000      2,995,983
    4.810%, 06/17/99...................................        2,395      2,389,880
Metlife Funding, Inc. C.P.
    4.780%, 06/14/99...................................        1,000        998,259
    4.780%, 06/16/99...................................        4,000      3,991,966
National Rural Utilities C.P.
    4.820%, 06/07/99...................................        5,000      4,995,917
    4.820%, 06/17/99...................................        1,800      1,796,112
    4.770%, 07/21/99...................................        6,700      6,654,589

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)

Novartis Finance Corp. C.P.
    4.800%, 06/08/99...................................  $    27,500   $ 27,473,798
Oesterreich Kontrollbank C.P.
    4.800%, 06/01/99...................................        3,500      3,500,000
Paccar Financial Corp. C.P.
    4.780%, 06/02/99...................................        4,000      3,999,461
    4.820%, 06/18/99...................................       14,000     13,968,200
    4.780%, 08/12/99...................................        8,000      7,922,240
Pfizer, Inc. C.P.
    4.750%, 06/04/99...................................       28,000     27,988,682
Procter & Gamble Co. C.P.
    4.770%, 06/24/99...................................       13,000     12,960,050
Sara Lee Corp. C.P.
    4.750%, 06/02/99...................................        6,600      6,599,110
Sheffield Receivables Corp. C.P.
    4.830%, 06/14/99...................................       11,000     10,980,853
    4.840%, 06/25/99...................................       13,000     12,958,313
Shell Financial U.K. C.P.
    4.790%, 07/02/99...................................       18,000     17,925,134
    4.770%, 07/21/99...................................        6,000      5,959,750
Shell Oil Co. C.P.
    4.760%, 06/28/99...................................        8,900      8,867,893
Sigma Finance Corp. C.P.
    4.880%, 06/01/99...................................        1,031      1,031,000
Smithkline Beecham Corp. C.P.
    4.830%, 06/04/99...................................       10,000      9,995,958
Statoil Corp. C.P.
    4.830%, 06/18/99...................................       22,600     22,548,666
Swedish Export Credit Corp. C.P.
    4.780%, 07/16/99...................................       28,000     27,830,950
Toyota Motor Credit Corp. C.P.
    4.790%, 06/22/99...................................        9,500      9,473,344
    4.750%, 06/25/99...................................       10,000      9,967,933
USAA Capital Corp. C.P.
    4.820%, 07/27/99...................................        3,500      3,473,703
Windmill Funding Corp. C.P.
    4.820%, 06/11/99...................................       21,000     20,971,883
    4.820%, 07/09/99...................................        7,000      6,964,311
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $571,695,402)..................................                 571,679,812
                                                                       ------------
AGENCY OBLIGATIONS -- (14.5%)
Federal Farm Credit Bank
    5.125%, 04/02/01...................................       28,000     27,749,591
Federal Home Loan Bank
    5.375%, 03/02/01...................................       27,000     26,879,639
    5.125%, 04/17/01...................................       23,000     22,786,187
Federal National Mortgage Association
    5.310%, 05/18/01...................................       27,000     26,830,929
    5.440%, 05/21/01...................................       28,000     27,891,144
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $132,674,271)..................................                 132,137,490
                                                                       ------------

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
BONDS -- (13.5%)
American International Group, Inc. Medium Term Notes
    5.375%, 03/26/01...................................  $     6,464   $  6,416,167
Associates Corp. of North America Corporate Bonds
    5.850%, 01/15/01...................................       10,000      9,997,000
Associates Corp. of North America Medium Term Notes
    5.600%, 01/15/01...................................       10,000      9,998,000
Citicorp Corporate Bonds
    5.625%, 02/15/01...................................        7,600      7,565,800
FCC National Bank Medium Term Notes
    5.380%, 04/26/01...................................       15,000     14,871,000
General Electric Capital Corp. Medium Term Notes
    5.190%, 01/16/01...................................       14,000     13,902,000
Interamerican Development Bank Corporate Bonds
    5.125%, 02/22/01...................................       14,468     14,323,320
Norwest Financial, Inc. Corporate Bonds
    5.500%, 03/19/01...................................       18,000     17,820,000
Wachovia Bank N.A. Medium Term Notes
    5.400%, 03/15/01...................................       28,000     27,781,600
                                                                       ------------
TOTAL BONDS
  (Cost $123,498,540)..................................                 122,674,887
                                                                       ------------

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
VARIABLE RATE
  OBLIGATIONS -- (9.0%)
Chase Manhattan Corp.
    ***5.298%, 08/24/99................................  $    26,000   $ 26,000,000
FCC National Bank
    ***5.036%, 07/29/99................................       13,000     13,000,000
Key Bank N.A.
    ***5.245%, 08/02/99................................       15,000     14,998,500
NationsBank Corporation
    ***5.098%, 08/26/99................................       28,000     27,904,800
                                                                       ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $81,995,108)...................................                  81,903,300
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
    Repurchase Agreement, PNC Capital Markets Inc.
      4.60%, 06/01/99 (Collateralized by U.S. Treasury
      Notes 6.25%, 01/31/02, valued at $2,333,925) to
      be repurchased at $2,298,174
      (Cost $2,297,000)................................        2,297      2,297,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $912,160,321)++................................                $910,692,489
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
 ***  Rates shown are the rates as of May 31, 1999, and maturities shown are the next interest readjustment date.
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                  THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
UNITED STATES -- (46.8%)
BONDS -- (31.9%)
Abbey National Treasury Services P.L.C.
    5.750%, 03/06/01...................................         9,000  $  8,968,500
Belgium (Kingdom of)
    5.375%, 02/28/01...................................         5,000     4,962,950
Canada Mortgage and Housing Corp. Medium Term Notes
    6.125%, 12/01/00...................................        12,000    12,027,600
Canadian Government Medium Term Notes
    5.500%, 01/30/01...................................         4,700     4,681,200
Export-Import Bank of Japan
    8.375%, 02/26/01...................................        10,000    10,391,600
FCC National Bank Medium Term Notes
    5.380%, 04/26/01...................................        10,000    10,000,000
Japanese Development Bank Medium Term Notes
    8.375%, 02/15/01...................................         4,000     4,148,000
KFW International Finance, Inc.
    5.750%, 12/01/00...................................         8,000     8,032,000
Landesbank Baden-Wuerttemberg
    6.250%, 02/07/01...................................         4,500     4,523,670
Landesbank Rheinland-Pfalz Girozentrale Mainz
    5.500%, 02/28/01...................................         5,000     4,960,500
Natexis Banque Medium Term Notes
    6.000%, 11/06/00...................................         9,000     9,027,900
Nederlandse Waterschapsbank N.V. Medium Term Notes
    5.500%, 02/20/01...................................        12,700    12,620,625
Oesterreichische Kontrollbank AG
    8.500%, 03/06/01...................................         8,000     8,332,000
Rabobank Nederland
    6.000%, 03/12/01...................................         4,500     4,509,225
Societe Nationale des Chemins de fer Belgium Medium
  Term Notes
    8.250%, 02/02/00...................................         4,000     4,060,000
Statoil Den Norske Stats Oljeselskap AS
    6.250%, 10/10/00...................................        12,000    12,056,400
Toyota Motor Credit Corp.
    6.125%, 10/11/00...................................         5,679     5,692,060
Wachovia Bank N.A. Medium Term Notes
    5.400%, 03/15/01...................................        13,000    12,898,600
Wal-Mart Stores, Inc. Medium Term Notes
    6.125%, 11/21/00...................................         5,000     5,009,000
                                                                       ------------
TOTAL BONDS
  (Cost $147,679,754)..................................                 146,901,830
                                                                       ------------

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
COMMERCIAL PAPER -- (6.9%)
Caisse des Depots et Consignations C.P.
    4.770%, 06/04/99...................................        13,000  $ 12,994,745
Corporate Asset Funding Corp. C.P.
    4.840%, 07/07/99...................................         6,000     5,971,020
Enterprise Funding Corp. C.P.
    4.900%, 07/13/99...................................         3,000     2,982,990
Paccar Financial Corp. C.P.
    4.820%, 06/18/99...................................         6,000     5,986,372
Toyota Motor Credit Corp. C.P.
    4.750%, 06/25/99...................................         4,000     3,987,173
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $31,922,319)...................................                  31,922,300
                                                                       ------------
VARIABLE RATE OBLIGATIONS -- (5.2%)
***Chase Manhattan Corp.
    *5.298%, 08/24/99..................................        12,000    12,000,000
***Key Bank N.A.
    5.245%, 08/02/99...................................        12,000    11,998,800
                                                                       ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $24,000,000)...................................                  23,998,800
                                                                       ------------
AGENCY OBLIGATIONS -- (2.8%)
Federal National Mortgage Association
    5.440%, 05/21/01...................................        13,000    12,949,460
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $216,580,562)..................................                 215,772,390
                                                                       ------------
GERMANY -- (21.5%)
BONDS -- (21.5%)
Allgemeine Hypotheken-Bank AG
    4.500%, 12/20/99...................................         4,602     4,857,695
    5.750%, 03/13/00...................................         5,113     5,479,769
Autobahnen und Schnellstrassenfinanzierungs AG Asfinag
    7.125%, 12/22/99...................................         3,500     1,914,177
Baden-Wuerttemberg L-Finance NV
    7.000%, 03/08/00...................................        15,374     8,469,802
Bank Austria Investment Bank AG
    4.500%, 12/30/99...................................         4,000     2,157,693
Bayerische Landesbank Girozentrale
    5.250%, 01/14/00...................................        15,000     8,138,660
Belgium (Kingdom of)
    7.250%, 10/18/99...................................        10,140     5,514,203
Council of Europe
    6.375%, 05/16/00...................................        10,368     5,737,408
DSL Finance NV
    7.375%, 02/15/00...................................        10,008     5,521,606
    6.125%, 08/01/00...................................        11,000     6,092,434
Dresdner Finance BV
    6.500%, 05/22/00...................................         4,090     4,424,446
Federal National Mortgage Association
    6.000%, 08/23/00...................................        18,680    10,361,041

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
Hypothekenbank AG, Essen
    3.500%, 01/28/00...................................         8,181  $  8,639,324
International Finance Corp.
    5.750%, 07/11/00...................................        21,000    11,569,263
Kreditanstalt fuer Wiederaufbau
    4.000%, 02/02/00...................................         3,579     3,775,214
NV Bank Nederlandse Gemeenten BNG, Den Haag
    7.000%, 02/03/00...................................        12,000     6,601,385
                                                                       ------------
TOTAL -- GERMANY
  (Cost $106,267,056)..................................                  99,254,120
                                                                       ------------
FRANCE -- (14.8%)
BONDS -- (14.8%)
Administration des Postes Telegraphes et Telephones
    8.900%, 04/21/00...................................        23,270     3,896,978
Caisse Autonome de Refinancement SA
    7.750%, 12/06/99...................................        67,990    11,100,025
Charbonnages de France
    10.000%, 05/09/00..................................        47,095     7,995,002
    9.200%, 05/06/01...................................         5,300     6,176,258
Comptoir des Entrepreneurs SA
    6.500%, 08/09/00...................................         5,810     6,311,733
Credit Local de France SA
    9.250%, 12/07/99...................................        11,000     1,808,656
    8.900%, 05/28/00...................................        58,000     9,776,006
Denmark (Kingdom of)
    5.500%, 10/26/99...................................        68,000    10,954,242
France Telecom SA
    8.600%, 02/17/00...................................        49,335     8,171,591
Ville de Paris
    8.250%, 12/15/99...................................        11,240     1,841,847
                                                                       ------------
TOTAL -- FRANCE
  (Cost $72,475,733)...................................                  68,032,338
                                                                       ------------
AUSTRALIA -- (7.8%)
BONDS -- (7.8%)
ABN-AMRO Australia, Ltd.
    9.500%, 09/08/99...................................         4,000     2,642,763
    7.500%, 03/08/00...................................         5,000     3,319,799
DB Australia, Ltd.
    9.000%, 10/05/99...................................         5,000     3,307,704
Federal National Mortgage Association
    5.750%, 09/05/00...................................        15,000     9,874,073
International Finance Corp.
    8.250%, 08/12/99...................................         2,894     1,903,146
J.P. Morgan Australia, Ltd.
    6.750%, 02/24/00...................................         5,000     3,300,838
State Bank of New South Wales
    14.250%, 09/28/99..................................         3,196     2,148,345
Toronto Dominion Australia, Ltd.
    8.750%, 07/20/99...................................         3,000     1,969,911
Toyota Finance Australia, Ltd.
    8.250%, 07/26/99...................................        11,626     7,631,781
                                                                       ------------
TOTAL BONDS
  (Cost $38,115,172)...................................                  36,098,360
                                                                       ------------

                                                         FACE AMOUNT@        VALUE+
                                                         ------------  ------------
                                                            (000)
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar (Cost $513)........................                $        526
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $38,115,685)...................................                  36,098,886
                                                                       ------------
SWEDEN -- (3.0%)
BONDS -- (3.0%)
KFW International Finance, Inc.
    7.500%, 05/30/00...................................        15,600     1,890,562
Swedish Government Bond
    10.250%, 05/05/00..................................        98,000    12,150,938
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $14,879,420)...................................                  14,041,500
                                                                       ------------
EMU -- (2.6%)
BONDS -- (2.6%)
General Electric Capital Corp.
    3.000%, 02/08/01...................................        11,400    11,952,132
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency (Cost $1)..............................                           1
                                                                       ------------
TOTAL -- EMU
  (Cost $12,166,997)...................................                  11,952,133
                                                                       ------------
NETHERLANDS -- (1.2%)
BONDS -- (1.2%)
ABN-AMRO Bank NV
    6.625%, 04/05/00...................................         8,000     3,919,179
    6.375%, 04/21/00...................................         3,000     1,466,846
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $5,432,327)....................................                   5,386,025
                                                                       ------------
CANADA -- (1.1%)
BONDS -- (1.1%)
Canada (Government of)
    7.500%, 03/01/01
      (Cost $4,745,433)................................         7,000     4,928,800
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Canadian Dollars (Cost $17)..........................                          18
                                                                       ------------
TOTAL -- CANADA
  (Cost $4,745,450)....................................                   4,928,818
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (1.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
   06/01/99 (Collateralized by U.S. Treasury Notes
   6.75%, 04/30/00, valued at $5,485,000) to be
   repurchased at $5,399,758...........................         5,397     5,397,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $476,060,230)++....                $460,863,210
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency.
   *  Non-Income Producing Securities
 ***  Rates shown are the rates as of May 31, 1999, and maturities shown are the next interest readjustment date.
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                     THE U.S.   THE ENHANCED    THE U.S.          THE
                                                      LARGE      U.S. LARGE     LARGE CAP   TAX-MANAGED U.S.
                                                     COMPANY      COMPANY         VALUE        MARKETWIDE
                                                      SERIES       SERIES        SERIES       VALUE SERIES
                                                    ----------  ------------   -----------  ----------------
                                                          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value..............................  $2,249,745   $   74,989    $ 1,910,106     $   70,848
Collateral for Securities Loaned..................     282,817           --         95,996          1,497
Receivables
    Dividends Interest............................       4,408        1,214          5,265            137
    Investment Securities Sold....................         566           --          1,184             32
    Fund Shares Sold..............................         318           --            246            572
Unrealized Gain on Forward Currency Contracts.....          --          324             --             --
Unrealized Gain on Swap Contract..................          --          236             --             --
Prepaid Expenses and Other Assets.................          41          613              8              2
                                                    ----------  ------------   -----------  ----------------
        Total Assets..............................   2,537,895       77,376      2,012,805         73,088
                                                    ----------  ------------   -----------  ----------------
LIABILITIES:
Payable for Securities Loaned.....................     282,817           --         95,996          1,497
Payable for Investment Securities Purchased.......      10,849           --          3,742            344
Payable for Fund Shares Redeemed..................          --           32          2,205             --
Accrued Expenses and Other Liabilities............         136           27            340             38
                                                    ----------  ------------   -----------  ----------------
        Total Liabilities.........................     293,802           59        102,283          1,879
                                                    ----------  ------------   -----------  ----------------
NET ASSETS........................................  $2,244,093   $   77,317    $ 1,910,522     $   71,209
                                                    ----------  ------------   -----------  ----------------
                                                    ----------  ------------   -----------  ----------------
SHARES OUTSTANDING $.01 PAR VALUE.................         N/A    6,055,647     96,310,399            N/A
                                                    ----------  ------------   -----------  ----------------
                                                    ----------  ------------   -----------  ----------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................         N/A   $    12.77    $     19.84            N/A
                                                    ----------  ------------   -----------  ----------------
                                                    ----------  ------------   -----------  ----------------
Investments at Cost...............................  $1,493,651   $   75,492    $ 1,533,129     $   62,405
                                                    ----------  ------------   -----------  ----------------
                                                    ----------  ------------   -----------  ----------------

                                                            THE U.S.      THE U.S.       THE U.S.      THE U.S.
                                                              4-10          6-10        6-10 SMALL    9-10 SMALL
                                                             VALUE          VALUE        COMPANY        COMPANY
                                                             SERIES        SERIES         SERIES        SERIES
                                                          ------------  -------------  ------------  -------------
                                                                (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value....................................  $    258,345  $   2,724,846  $    551,389  $   1,402,307
Collateral for Securities Loaned........................         9,296         70,643        34,946         68,432
Receivables
    Dividends and Interest..............................           366          2,118           417            759
    Investment Securities Sold..........................           681          4,270           762          4,714
    Fund Shares Sold....................................            --            646           484             --
Prepaid Expenses and Other Assets.......................             1             12             3             27
                                                          ------------  -------------  ------------  -------------
        Total Assets....................................       268,689      2,802,535       588,001      1,476,239
                                                          ------------  -------------  ------------  -------------
LIABILITIES:
Payable for Securities Loaned...........................         9,296         70,643        34,946         68,432
Payable for Investment Securities Purchased.............         9,251         26,446           669            901
Payable for Fund Shares Redeemed........................            --          1,360            --            573
Accrued Expenses and Other Liabilities..................            27            670            94            257
                                                          ------------  -------------  ------------  -------------
        Total Liabilities...............................        18,574         99,119        35,709         70,163
                                                          ------------  -------------  ------------  -------------
NET ASSETS..............................................  $    250,115  $   2,703,416  $    552,292  $   1,406,076
                                                          ------------  -------------  ------------  -------------
                                                          ------------  -------------  ------------  -------------
SHARES OUTSTANDING $.01 PAR VALUE.......................    25,938,031    158,211,668    48,798,550    163,143,068
                                                          ------------  -------------  ------------  -------------
                                                          ------------  -------------  ------------  -------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE.................................................  $       9.64  $       17.09  $      11.32  $        8.62
                                                          ------------  -------------  ------------  -------------
                                                          ------------  -------------  ------------  -------------
Investments at Cost.....................................  $    256,411  $   2,597,007  $    556,972  $   1,331,609
                                                          ------------  -------------  ------------  -------------
                                                          ------------  -------------  ------------  -------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                                                      THE          THE      THE UNITED
                                                                      THE DFA      JAPANESE    PACIFIC RIM    KINGDOM
                                                                   INTERNATIONAL     SMALL        SMALL        SMALL
                                                                       VALUE        COMPANY      COMPANY      COMPANY
                                                                      SERIES        SERIES       SERIES       SERIES
                                                                   -------------  -----------  -----------  -----------
                                                                       (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value.............................................  $   1,670,873   $ 187,164    $ 174,731    $ 130,376
Collateral for Securities Loaned.................................        227,054      29,494        4,717           --
Receivables
    Dividends, Interest and Tax Reclaims.........................         12,282       1,368          443          831
    Investment Securities Sold...................................         22,817           1           18          735
    Fund Shares Sold.............................................          1,314          --           --           --
Prepaid Expenses and Other Assets................................             26          17           58           17
                                                                   -------------  -----------  -----------  -----------
        Total Assets.............................................      1,934,366     218,044      179,967      131,959
                                                                   -------------  -----------  -----------  -----------
LIABILITIES:
Payable for Securities Loaned....................................        227,054      29,494        4,717           --
Payable for Investment Securities Purchased......................             --         140        3,072          111
Payable for Fund Shares Redeemed.................................          1,006          --          118           --
Accrued Expenses and Other Liabilities...........................            495          70           25           46
                                                                   -------------  -----------  -----------  -----------
        Total Liabilities........................................        228,555      29,704        7,932          157
                                                                   -------------  -----------  -----------  -----------
NET ASSETS.......................................................  $   1,705,811   $ 188,340    $ 172,035    $ 131,802
                                                                   -------------  -----------  -----------  -----------
                                                                   -------------  -----------  -----------  -----------
SHARES OUTSTANDING $.01 PAR VALUE................................    138,093,497         N/A          N/A          N/A
                                                                   -------------  -----------  -----------  -----------
                                                                   -------------  -----------  -----------  -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.........  $       12.35         N/A          N/A          N/A
                                                                   -------------  -----------  -----------  -----------
                                                                   -------------  -----------  -----------  -----------
Investments at Cost..............................................  $   1,537,118  $  368,609   $  244,162   $  117,121
                                                                   -------------  -----------  -----------  -----------
                                                                   -------------  -----------  -----------  -----------

                                                         THE
                                                     CONTINENTAL       THE                          THE DFA        THE DFA
                                                        SMALL       EMERGING     THE EMERGING      ONE-YEAR       TWO-YEAR
                                                       COMPANY       MARKETS     MARKETS SMALL   FIXED INCOME   GLOBAL FIXED
                                                        SERIES       SERIES       CAP SERIES        SERIES      INCOME SERIES
                                                     ------------  -----------  ---------------  -------------  -------------
                                                                   (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value...............................   $  245,553    $ 298,457      $  34,185      $   910,692    $   460,863
Collateral for Securities Loaned...................       14,982           --             --               --             --
Receivables
    Dividends, Interest and Tax Reclaims...........        1,657          703             63            2,586         10,379
    Investment Securities Sold.....................           --           --            903               --             --
    Fund Shares Sold...............................        5,351           26             --               --             --
Unrealized Gain on Forward Currency Contracts......           --           --             --               --          2,905
Prepaid Expenses and Other Assets..................           17        1,999             17                5             22
                                                     ------------  -----------  ---------------  -------------  -------------
        Total Assets...............................      267,560      301,185         35,168          913,283        474,169
                                                     ------------  -----------  ---------------  -------------  -------------
LIABILITIES:
Payable for Securities Loaned......................       14,982           --             --               --             --
Payable for Investment Securities Purchased........          201        7,987          2,033               --          1,494
Payable for Fund Shares Redeemed...................          182        3,383            117            1,498             --
Accrued Expenses and Other Liabilities.............           66          123             60              124             90
                                                     ------------  -----------  ---------------  -------------  -------------
        Total Liabilities..........................       15,431       11,493          2,210            1,622          1,584
                                                     ------------  -----------  ---------------  -------------  -------------
NET ASSETS.........................................   $  252,128    $ 289,692      $  32,958      $   911,661    $   472,585
                                                     ------------  -----------  ---------------  -------------  -------------
                                                     ------------  -----------  ---------------  -------------  -------------
SHARES OUTSTANDING $.01 PAR VALUE..................          N/A          N/A            N/A       91,131,758     45,802,411
                                                     ------------  -----------  ---------------  -------------  -------------
                                                     ------------  -----------  ---------------  -------------  -------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE............................................          N/A          N/A            N/A      $     10.00    $     10.32
                                                     ------------  -----------  ---------------  -------------  -------------
                                                     ------------  -----------  ---------------  -------------  -------------
Investments at Cost................................   $  203,298    $ 302,885      $  39,396      $   912,160    $   476,060
                                                     ------------  -----------  ---------------  -------------  -------------
                                                     ------------  -----------  ---------------  -------------  -------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1999
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                     THE U.S.  THE ENHANCED   THE U.S.                       THE U.S.   THE U.S.
                                      LARGE     U.S. LARGE    LARGE CAP   THE TAX-MANAGED      4-10       6-10
                                     COMPANY     COMPANY        VALUE     U.S. MARKETWIDE     VALUE      VALUE
                                      SERIES      SERIES       SERIES     VALUE SERIES (1)    SERIES     SERIES
                                     --------  ------------   ---------   ----------------   --------   --------
INVESTMENT INCOME
  Dividends........................  $ 13,618         --      $  17,481        $  367        $  1,450   $ 11,525
  Interest.........................       253     $1,630            498            81             136        801
  Income from Securities Lending...        64         --             41             1              17        661
                                     --------  ------------   ---------       -------        --------   --------
        Total Investment Income....    13,935      1,630         18,020           449           1,603     12,987
                                     --------  ------------   ---------       -------        --------   --------
EXPENSES
  Investment Advisory Services.....       245         18            903            44             113      2,455
  Accounting & Transfer Agent
    Fees...........................       146         37            366            19              18        496
  Custodian's Fees.................       116          8            125             3              16        169
  Legal Fees.......................        10         --             12            --               1         17
  Audit Fees.......................         9          1             16             1               1         22
  Shareholders' Reports............         9         --             15             2              --         21
  Trustees' Fees and Expenses......         2         --              3            --              --          5
  Other............................        40          6             23            33               2         49
                                     --------  ------------   ---------       -------        --------   --------
        Total Expenses.............       577         70          1,463           102             151      3,234
                                     --------  ------------   ---------       -------        --------   --------
  NET INVESTMENT INCOME............    13,358      1,560         16,557           347           1,452      9,753
                                     --------  ------------   ---------       -------        --------   --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities..........     1,322        197        194,883          (238)          7,106    137,207
  Net Realized Gain on Foreign
    Currency Transactions..........        --      2,727             --            --              --         --
  Net Realized Gain on Futures.....        --     10,788             --            --              --         --
  Net Realized Gain on Swap
    Contracts......................        --        230             --            --              --         --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency.............   195,732     (2,742)        45,351         8,443          19,365     61,393
    Translation of Foreign Currency
      Denominated Amounts..........        --        417             --            --              --         --
    Futures........................        --     (5,781)            --            --              --         --
    Swap Contracts.................        --        392             --            --              --         --
                                     --------  ------------   ---------       -------        --------   --------
    NET GAIN ON INVESTMENT
      SECURITIES AND FOREIGN
      CURRENCY.....................   197,054      6,228        240,234         8,205          26,471    198,600
                                     --------  ------------   ---------       -------        --------   --------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS.........  $210,412     $7,788      $ 256,791        $8,552        $ 27,923   $208,353
                                     --------  ------------   ---------       -------        --------   --------
                                     --------  ------------   ---------       -------        --------   --------

----------------
 (1)  For the period December 14, 1998 (commencement of operations) to May 31,
      1999.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1999
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                  THE U.S.     THE U.S.                                  THE PACIFIC
                                                                 6-10 SMALL   9-10 SMALL     THE DFA      THE JAPANESE    RIM SMALL
                                                                   COMPANY      COMPANY    INTERNATIONAL SMALL COMPANY     COMPANY
                                                                   SERIES       SERIES     VALUE SERIES      SERIES        SERIES
                                                                 -----------  -----------  ------------  --------------  -----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $2,623,
    $252 and $45, respectively)................................   $   2,057    $   4,255    $   24,515     $    1,427     $   2,003
  Interest.....................................................         223          530           355             66            62
  Income from Securities Lending...............................         329          806           700            261            38
                                                                 -----------  -----------  ------------  --------------  -----------
        Total Investment Income................................       2,609        5,591        25,570          1,754         2,103
                                                                 -----------  -----------  ------------  --------------  -----------
EXPENSES
  Investment Advisory Services.................................          80          668         1,726             96            70
  Accounting & Transfer Agent Fees.............................         108          273           417            117            86
  Custodian's Fees.............................................          37           92           232             47            50
  Legal Fees...................................................           4           10            19              1            19
  Audit Fees...................................................           5           15            17              2             1
  Shareholders' Reports........................................           4           14            16              2             1
  Trustees' Fees and Expenses..................................           1            3             4              1            --
  Other........................................................           8           12            57              6             5
                                                                 -----------  -----------  ------------  --------------  -----------
        Total Expenses.........................................         247        1,087         2,488            272           232
                                                                 -----------  -----------  ------------  --------------  -----------
  NET INVESTMENT INCOME........................................       2,362        4,504        23,082          1,482         1,871
                                                                 -----------  -----------  ------------  --------------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities............      29,081       98,060        57,159         (6,799)       (2,761)
  Net Realized Gain (Loss) on Foreign Currency Transactions....          --           --          (429)           113         1,271
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................      11,752       (3,760)      (11,745)        30,304        38,494
    Translation of Foreign Currency Denominated Amounts........          --           --          (343)           (65)            5
                                                                 -----------  -----------  ------------  --------------  -----------
    NET GAIN ON INVESTMENT SECURITIES AND FOREIGN CURRENCY.....      40,833       94,300        44,642         23,553        37,009
                                                                 -----------  -----------  ------------  --------------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........   $  43,195    $  98,804    $   67,724     $   25,035     $  38,880
                                                                 -----------  -----------  ------------  --------------  -----------
                                                                 -----------  -----------  ------------  --------------  -----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1999
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                     THE UNITED       THE                                                  THE DFA
                                      KINGDOM     CONTINENTAL     THE      THE EMERGING     THE DFA        TWO-YEAR
                                       SMALL         SMALL      EMERGING     MARKETS        ONE-YEAR     GLOBAL FIXED
                                      COMPANY       COMPANY     MARKETS     SMALL CAP     FIXED INCOME      INCOME
                                       SERIES       SERIES       SERIES       SERIES         SERIES         SERIES
                                     ----------   -----------   --------   ------------   ------------   ------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes
    Withheld of $339, $406, $363,
    $44, $0 and $0,
    respectively)..................   $ 2,843      $  3,026     $ 3,035       $  345             --             --
  Interest.........................        53            79         266           75        $22,892        $ 9,984
  Income from Securities Lending...        --            67          --           --             --             --
                                     ----------   -----------   --------   ------------   ------------   ------------
        Total Investment Income....     2,896         3,172       3,301          420         22,892          9,984
                                     ----------   -----------   --------   ------------   ------------   ------------
EXPENSES
  Investment Advisory Services.....        68           141         125           26            226            113
  Accounting & Transfer Agent
    Fees...........................        83           172         153           16            113            200
  Custodian's Fees.................        20            59         298           38             39             27
  Legal Fees.......................         1             2           1            6              6              3
  Audit Fees.......................         2             3           2           --              8              4
  Shareholders' Reports............         1             3           2           --              7              4
  Trustees' Fees and Expenses......        --             1           1           --              2              1
  Other............................         5            10          14            8              8              5
                                     ----------   -----------   --------   ------------   ------------   ------------
        Total Expenses.............       180           391         596           94            409            357
                                     ----------   -----------   --------   ------------   ------------   ------------
  NET INVESTMENT INCOME............     2,716         2,781       2,705          326         22,483          9,627
                                     ----------   -----------   --------   ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCY
  Net Realized Gain on Investment
    Securities.....................     6,324        20,318       2,956        2,313              8            114
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions...................       (36)         (184)       (153)         (38)            --         18,286
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
    Foreign Currency...............    16,350       (40,122)     62,573        5,983         (1,589)       (17,979)
    Translation of Foreign Currency
      Denominated Amounts..........        (5)         (199)        (28)           2             --          2,037
                                     ----------   -----------   --------   ------------   ------------   ------------
    NET GAIN (LOSS) ON INVESTMENT
      SECURITIES AND FOREIGN
      CURRENCY.....................    22,633       (20,187)     65,348        8,260         (1,581)         2,458
                                     ----------   -----------   --------   ------------   ------------   ------------
  NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS.....................   $25,349      $(17,406)    $68,053       $8,586        $20,902        $12,085
                                     ----------   -----------   --------   ------------   ------------   ------------
                                     ----------   -----------   --------   ------------   ------------   ------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                                                                                             THE TAX-
                                                                                                              MANAGED
                                                                                                               U.S.
                                                               THE ENHANCED                                 MARKETWIDE
                                 THE U.S. LARGE COMPANY         U.S. LARGE        THE U.S. LARGE CAP VALUE     VALUE
                                         SERIES               COMPANY SERIES               SERIES             SERIES
                                ------------------------  ----------------------  ------------------------  -----------
                                                                          YEAR
                                SIX MONTHS    YEAR ENDED  SIX MONTHS     ENDED    SIX MONTHS    YEAR ENDED   DEC. 14,
                                 ENDED MAY     NOV. 30,    ENDED MAY    NOV. 30,   ENDED MAY     NOV. 30,   1998 TO MAY
                                 31, 1999        1998      31, 1999       1998     31, 1999        1998      31, 1999
                                -----------   ----------  -----------   --------  -----------   ----------  -----------
                                (UNAUDITED)               (UNAUDITED)             (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income.......  $   13,358    $   17,285    $ 1,560     $  2,325  $   16,557    $   27,904  $      347
  Net Realized Gain (Loss) on
    Investment Securities.....       1,322         1,283        197          (42)    194,883       136,077        (238)
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............          --            --      2,727       (1,368)         --            --          --
  Net Realized Gain on
    Futures...................          --            --     10,788        1,793          --            --          --
  Net Realized Gain on Swap
    Contracts.................          --            --        230        1,096          --            --          --
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency........     195,732       265,133     (2,742)       2,561      45,351        12,481       8,443
    Translation of Foreign
      Currency Denominated
      Amounts.................          --            --        417         (306)         --            --          --
    Futures...................          --            --     (5,781)       5,481          --            --          --
    Swap Contracts............          --            --        392         (214)         --            --          --
                                -----------   ----------  -----------   --------  -----------   ----------  -----------
      Net Increase (Decrease)
        in Net Assets
        Resulting from
        Operations............     210,412       283,701      7,788       11,326     256,791       176,462       8,552
                                -----------   ----------  -----------   --------  -----------   ----------  -----------
Distributions From:
  Net Investment Income.......          --            --       (474)      (2,417)     (8,508)      (28,682)         --
  Net Realized Gains..........          --            --     (7,564)      (6,017)   (135,996)      (82,634)         --
                                -----------   ----------  -----------   --------  -----------   ----------  -----------
    Total Distributions.......          --            --     (8,038)      (8,434)   (144,504)     (111,316)         --
                                -----------   ----------  -----------   --------  -----------   ----------  -----------
Capital Share Transactions
  (1):
  Shares Issued...............          --            --     12,469       17,062     111,414       281,067          --
  Shares Issued in Lieu of
    Cash Distributions........          --            --      8,038        6,608     142,397        91,193          --
  Shares Redeemed.............          --            --     (4,462)     (12,656)   (211,483)     (171,495)         --
                                -----------   ----------  -----------   --------  -----------   ----------  -----------
      Net Increase from
        Capital Share
        Transactions..........          --            --     16,045       11,014      42,328       200,765          --
                                -----------   ----------  -----------   --------  -----------   ----------  -----------
Transactions in Interest
  Contributions...............     575,725       604,903         --           --          --            --      63,731
  Withdrawals.................     (99,218)     (153,923)        --           --          --            --      (1,074)
                                -----------   ----------  -----------   --------  -----------   ----------  -----------
      Net Increase from
        Transactions in
        Interest..............     476,507       450,980         --           --          --            --      62,657
                                -----------   ----------  -----------   --------  -----------   ----------  -----------
    Total Increase............     686,919       734,681     15,795       13,906     154,615       265,911      71,209
NET ASSETS
  Beginning of Period.........   1,557,174       822,493     61,522       47,616   1,755,907     1,489,996          --
                                -----------   ----------  -----------   --------  -----------   ----------  -----------
  End of Period...............  $2,244,093    $1,557,174    $77,317     $ 61,522  $1,910,522    $1,755,907  $   71,209
                                -----------   ----------  -----------   --------  -----------   ----------  -----------
                                -----------   ----------  -----------   --------  -----------   ----------  -----------

(1) SHARES ISSUED AND
   REDEEMED:
   Shares Issued..............         N/A           N/A        983        1,427       6,017        15,137         N/A
   Shares Issued in Lieu of
     Cash Distributions.......                                  675          602       8,341         5,270
   Shares Redeemed............                                 (353)      (1,070)    (11,483)       (9,356)
                                                          -----------   --------  -----------   ----------
                                                              1,305          959       2,875        11,051
                                                          -----------   --------  -----------   ----------
                                                          -----------   --------  -----------   ----------

                                    THE U.S. 4-10
                                     VALUE SERIES
                                ----------------------
                                SIX MONTHS     FEB. 6
                                 ENDED MAY    TO NOV.
                                 31, 1999     30, 1998
                                -----------   --------
                                (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income.......   $  1,452     $  1,359
  Net Realized Gain (Loss) on
    Investment Securities.....      7,106          971
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............         --           --
  Net Realized Gain on
    Futures...................         --           --
  Net Realized Gain on Swap
    Contracts.................         --           --
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency........     19,365      (17,431)
    Translation of Foreign
      Currency Denominated
      Amounts.................         --           --
    Futures...................         --           --
    Swap Contracts............         --           --
                                -----------   --------
      Net Increase (Decrease)
        in Net Assets
        Resulting from
        Operations............     27,923      (15,101)
                                -----------   --------
Distributions From:
  Net Investment Income.......       (515)      (1,136)
  Net Realized Gains..........       (979)          --
                                -----------   --------
    Total Distributions.......     (1,494)      (1,136)
                                -----------   --------
Capital Share Transactions
  (1):
  Shares Issued...............     42,950      194,343
  Shares Issued in Lieu of
    Cash Distributions........      1,494        1,136
  Shares Redeemed.............         --           --
                                -----------   --------
      Net Increase from
        Capital Share
        Transactions..........     44,444      195,479
                                -----------   --------
Transactions in Interest
  Contributions...............         --           --
  Withdrawals.................         --           --
                                -----------   --------
      Net Increase from
        Transactions in
        Interest..............         --           --
                                -----------   --------
    Total Increase............     70,873      179,242
NET ASSETS
  Beginning of Period.........    179,242           --
                                -----------   --------
  End of Period...............   $250,115     $179,242
                                -----------   --------
                                -----------   --------
(1) SHARES ISSUED AND
   REDEEMED:
   Shares Issued..............      4,977       20,653
   Shares Issued in Lieu of
     Cash Distributions.......        178          130
   Shares Redeemed............         --           --
                                -----------   --------
                                    5,155       20,783
                                -----------   --------
                                -----------   --------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                                                THE DFA
                                                                                                              INTERNATIONAL
                                     THE U.S. 6-10          THE U.S. 6-10 SMALL          THE U.S. 9-10           VALUE
                                      VALUE SERIES             COMPANY SERIES         SMALL COMPANY SERIES      SERIES
                                ------------------------  ------------------------  ------------------------  -----------
                                                                           YEAR
                                SIX MONTHS    YEAR ENDED   SIX MONTHS      ENDED    SIX MONTHS    YEAR ENDED  SIX MONTHS
                                 ENDED MAY     NOV. 30,    ENDED MAY     NOV. 30,    ENDED MAY     NOV. 30,    ENDED MAY
                                 31, 1999        1998       31, 1999       1998      31, 1999        1998      31, 1999
                                -----------   ----------  ------------   ---------  -----------   ----------  -----------
                                (UNAUDITED)               (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income.......  $    9,753    $   18,469    $  2,362     $   4,396  $    4,504    $    9,211  $   23,082
  Net Realized Gain on
    Investment Securities.....     137,207       204,982      29,081        49,168      98,060       124,420      57,159
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............          --            --          --            --          --            --        (429)
  Change in Unrealized
    Appreciation
    (Depreciation) of:........
    Investment Securities and
      Foreign Currency........      61,393      (454,998)     11,752      (109,532)     (3,760)     (302,212)    (11,745)
    Translation of Foreign
      Currency Denominated
      Amounts.................          --            --          --            --          --            --        (343)
                                -----------   ----------  ------------   ---------  -----------   ----------  -----------
    Net Increase (Decrease) in
      Net Assets Resulting
      from Operations.........     208,353      (231,547)     43,195       (55,968)     98,804      (168,581)     67,724
                                -----------   ----------  ------------   ---------  -----------   ----------  -----------
Distributions From:
  Net Investment Income.......      (2,224)      (20,925)       (709)       (4,534)     (1,353)       (8,876)     (6,867)
  Net Realized Gains..........    (205,075)     (201,111)    (49,223)      (33,011)   (124,444)           --      (3,807)
                                -----------   ----------  ------------   ---------  -----------   ----------  -----------
    Total Distributions.......    (207,299)     (222,036)    (49,932)      (37,545)   (125,797)       (8,876)    (10,674)
                                -----------   ----------  ------------   ---------  -----------   ----------  -----------
Capital Share Transactions
  (1):
  Shares Issued...............     249,162       554,989      51,629       264,712      43,060     1,711,220      74,411
  Shares Issued in Lieu of
    Cash Distributions........     201,819       215,595      48,766        35,644     124,959         8,876      10,674
  Shares Redeemed.............    (184,353)     (105,535)    (88,169)      (92,873)    (74,574)     (203,015)   (156,573)
                                -----------   ----------  ------------   ---------  -----------   ----------  -----------
    Net Increase (Decrease)
      from Capital Share
      Transactions............     266,628       665,049      12,226       207,483      93,445     1,517,081     (71,488)
                                -----------   ----------  ------------   ---------  -----------   ----------  -----------
  Total Increase (Decrease)...     267,682       211,466       5,489       113,970      66,452     1,339,624     (14,438)
NET ASSETS
  Beginning of Period.........   2,435,734     2,224,268     546,803       432,833   1,339,624            --   1,720,249
                                -----------   ----------  ------------   ---------  -----------   ----------  -----------
  End of Period...............  $2,703,416    $2,435,734    $552,292     $ 546,803  $1,406,076    $1,339,624  $1,705,811
                                -----------   ----------  ------------   ---------  -----------   ----------  -----------
                                -----------   ----------  ------------   ---------  -----------   ----------  -----------

(1) SHARES ISSUED AND
   REDEEMED:
   Shares Issued..............      15,507        29,754       4,806        20,734       5,160       171,341       6,110
   Shares Issued in Lieu of
     Cash Distributions.......      13,071        11,637       4,735         2,923      15,898         1,001         902
   Shares Redeemed............     (11,488)       (5,674)     (8,476)       (7,232)     (9,093)      (21,164)    (12,834)
                                -----------   ----------  ------------   ---------  -----------   ----------  -----------
                                    17,090        35,717       1,065        16,425      11,965       151,178      (5,822)
                                -----------   ----------  ------------   ---------  -----------   ----------  -----------
                                -----------   ----------  ------------   ---------  -----------   ----------  -----------

                                YEAR ENDED
                                 NOV. 30,
                                   1998
                                ----------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income.......  $   32,873
  Net Realized Gain on
    Investment Securities.....      11,162
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............         895
  Change in Unrealized
    Appreciation
    (Depreciation) of:........
    Investment Securities and
      Foreign Currency........     151,571
    Translation of Foreign
      Currency Denominated
      Amounts.................         158
                                ----------
    Net Increase (Decrease) in
      Net Assets Resulting
      from Operations.........     196,659
                                ----------
Distributions From:
  Net Investment Income.......     (39,352)
  Net Realized Gains..........      (4,181)
                                ----------
    Total Distributions.......     (43,533)
                                ----------
Capital Share Transactions
  (1):
  Shares Issued...............     161,527
  Shares Issued in Lieu of
    Cash Distributions........      43,533
  Shares Redeemed.............    (220,023)
                                ----------
    Net Increase (Decrease)
      from Capital Share
      Transactions............     (14,963)
                                ----------
  Total Increase (Decrease)...     138,163
NET ASSETS
  Beginning of Period.........   1,582,086
                                ----------
  End of Period...............  $1,720,249
                                ----------
                                ----------
(1) SHARES ISSUED AND
   REDEEMED:
   Shares Issued..............      13,637
   Shares Issued in Lieu of
     Cash Distributions.......       3,743
   Shares Redeemed............     (18,668)
                                ----------
                                    (1,288)
                                ----------
                                ----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                   THE UNITED KINGDOM
                                  THE JAPANESE SMALL        THE PACIFIC RIM       SMALL COMPANY SERIES   THE CONTINENTAL SMALL
                                    COMPANY SERIES       SMALL COMPANY SERIES                                COMPANY SERIES
                                ----------------------  -----------------------  ----------------------  ----------------------
                                                YEAR                     YEAR                    YEAR                    YEAR
                                SIX MONTHS     ENDED     SIX MONTHS     ENDED    SIX MONTHS     ENDED    SIX MONTHS     ENDED
                                 ENDED MAY    NOV. 30,   ENDED MAY     NOV. 30,   ENDED MAY    NOV. 30,   ENDED MAY    NOV. 30,
                                 31, 1999       1998      31, 1999       1998     31, 1999       1998     31, 1999       1998
                                -----------   --------  ------------   --------  -----------   --------  -----------   --------
                                (UNAUDITED)             (UNAUDITED)              (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income.......   $  1,482     $  2,336    $  1,871     $  5,316   $  2,716     $  5,274   $  2,781     $  5,872
  Net Realized Gain (Loss) on
    Investment Securities.....     (6,799)     (10,275)     (2,761)      (1,183)     6,324       10,257     20,318       23,994
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............        113         (236)      1,271         (172)       (36)        (136)      (184)        (112)
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency........     30,304        5,881      38,494      (37,439)    16,350      (33,198)   (40,122)      32,006
    Translation of Foreign
      Currency
      Denominated Amounts.....        (65)         107           5           (2)        (5)          (8)      (199)         243
                                -----------   --------  ------------   --------  -----------   --------  -----------   --------
      Net Increase (Decrease)
        in Net Assets
        Resulting from
        Operations............     25,035       (2,187)     38,880      (33,480)    25,349      (17,811)   (17,406)      62,003
                                -----------   --------  ------------   --------  -----------   --------  -----------   --------
Transactions in Interest
  Contributions...............     23,846       41,191      11,961       45,429     19,354       23,056     38,807       17,001
  Withdrawals.................    (50,545)     (24,342)    (18,687)     (19,863)   (40,387)     (49,610)   (73,675)     (98,212)
                                -----------   --------  ------------   --------  -----------   --------  -----------   --------
    Net Increase (Decrease)
      from Transactions in
      Interest................    (26,699)      16,849      (6,726)      25,566    (21,033)     (26,554)   (34,868)     (81,211)
                                -----------   --------  ------------   --------  -----------   --------  -----------   --------
    Total Increase
      (Decrease)..............     (1,664)      14,662      32,154       (7,914)     4,316      (44,365)   (52,274)     (19,208)
NET ASSETS
  Beginning of Period.........    190,004      175,342     139,881      147,795    127,486      171,851    304,402      323,610
                                -----------   --------  ------------   --------  -----------   --------  -----------   --------
  End of Period...............   $188,340     $190,004    $172,035     $139,881   $131,802     $127,486   $252,128     $304,402
                                -----------   --------  ------------   --------  -----------   --------  -----------   --------
                                -----------   --------  ------------   --------  -----------   --------  -----------   --------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                         THE EMERGING MARKETS                                 THE DFA TWO-YEAR
                                     THE EMERGING                                    THE DFA ONE-YEAR       GLOBAL FIXED INCOME
                                    MARKETS SERIES         SMALL CAP SERIES         FIXED INCOME SERIES            SERIES
                                ----------------------  -----------------------   -----------------------  ----------------------
                                                YEAR                     YEAR                     YEAR                     YEAR
                                SIX MONTHS     ENDED     SIX MONTHS     ENDED     SIX MONTHS      ENDED    SIX MONTHS     ENDED
                                 ENDED MAY    NOV. 30,   ENDED MAY     NOV. 30,    ENDED MAY    NOV. 30,    ENDED MAY    NOV. 30,
                                 31, 1999       1998      31, 1999       1998      31, 1999       1998      31, 1999       1998
                                -----------   --------  ------------   --------   -----------   ---------  -----------   --------
                                (UNAUDITED)             (UNAUDITED)               (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income.......   $  2,705     $  3,655    $   326      $   432     $ 22,483     $  47,135   $  9,627     $ 18,277
  Net Realized Gain (Loss) on
    Investment Securities.....      2,956      (23,765)     2,313        1,465            8         1,543        114          619
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............       (153)        (370)       (38)         (76)          --            --     18,286          122
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency........     62,573       (9,240)     5,983       (5,203)      (1,589)         (855)   (17,979)      10,856
    Translation of Foreign
      Currency
      Denominated Amounts.....        (28)           9          2            1           --            --      2,037       (3,047)
                                -----------   --------  ------------   --------   -----------   ---------  -----------   --------
      Net Increase (Decrease)
        in Net Assets
        Resulting from
        Operations............     68,053      (29,711)     8,586       (3,381)      20,902        47,823     12,085       26,827
                                -----------   --------  ------------   --------   -----------   ---------  -----------   --------
Distributions From:
  Net Investment Income.......         --           --         --           --      (22,418)      (47,176)    (6,570)     (25,765)
  Net Realized Gains..........         --           --         --           --           --            --       (603)        (898)
                                -----------   --------  ------------   --------   -----------   ---------  -----------   --------
    Total Distributions.......         --           --         --           --      (22,418)      (47,176)    (7,173)     (26,663)
                                -----------   --------  ------------   --------   -----------   ---------  -----------   --------
Capital Share Transactions
  (1):
  Shares Issued...............         --           --         --           --      119,946       296,278     46,065       84,005
  Shares Issued in Lieu of
    Cash Distributions........         --           --         --           --       20,446        36,947      7,140       26,663
  Shares Redeemed.............         --           --         --           --      (97,208)     (246,115)   (26,374)     (88,897)
                                -----------   --------  ------------   --------   -----------   ---------  -----------   --------
    Net Increase from Capital
      Share
      Transactions............         --           --         --           --       43,184        87,110     26,831       21,771
                                                                                  -----------   ---------  -----------   --------
Transactions in Interest
  Contributions...............     17,443       79,412      3,593        5,772           --            --         --           --
  Withdrawals.................    (27,436)     (39,010)      (620)        (441)          --            --         --           --
                                -----------   --------  ------------   --------   -----------   ---------  -----------   --------
    Net Increase (Decrease)
      from Transactions in
      Interest................     (9,993)      40,402      2,973        5,331           --            --         --           --
                                -----------   --------  ------------   --------   -----------   ---------  -----------   --------
    Total Increase............     58,060       10,691     11,559        1,950       41,668        87,757     31,743       21,935
NET ASSETS
  Beginning of Period.........    231,632      220,941     21,399       19,449      869,993       782,236    440,842      418,907
                                -----------   --------  ------------   --------   -----------   ---------  -----------   --------
  End of Period...............   $289,692     $231,632    $32,958      $21,399     $911,661     $ 869,993   $472,585     $440,842
                                -----------   --------  ------------   --------   -----------   ---------  -----------   --------
                                -----------   --------  ------------   --------   -----------   ---------  -----------   --------

(1) SHARES ISSUED AND
   REDEEMED:
   Shares Issued..............        N/A          N/A        N/A          N/A       11,986        29,600      4,494        8,348
   Shares Issued in Lieu of
     Cash Distributions.......                                                        2,050         3,702        702        2,679
   Shares Redeemed............                                                       (9,721)      (24,593)    (2,577)      (8,840)
                                                                                  -----------   ---------  -----------   --------
                                                                                      4,315         8,709      2,619        2,187
                                                                                  -----------   ---------  -----------   --------
                                                                                  -----------   ---------  -----------   --------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                THE U.S. LARGE COMPANY SERIES
                                        -----------------------------------------------------------------------------
                                         SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                                           ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                          MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                            1999         1998         1997         1996         1995         1994
---------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period
  (1)...................................      N/A             N/A          N/A $      13.48 $  10.11     $  10.27
                                        ------------ ------------ ------------ ------------ ------------ ------------
INCOME FROM INVESTMENT OPERATIONS (1)
  Net Investment Income.................       --              --           --         0.15     0.30         0.28
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       --              --           --         1.41     3.36        (0.14)
                                        ------------ ------------ ------------ ------------ ------------ ------------
    Total From Investment Operations....       --              --           --         1.56     3.66         0.14
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS (1)
  Net Investment Income.................       --              --           --        (0.16)    (0.29)      (0.29)
  Net Realized Gains....................       --              --           --        (0.08)       --       (0.01)
                                        ------------ ------------ ------------ ------------ ------------ ------------
    Total Distributions.................       --              --           --        (0.24)    (0.29)      (0.30)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period (1)......      N/A             N/A          N/A $      14.80 $  13.48     $  10.11
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Total Return (1)........................      N/A             N/A          N/A        11.60%#    36.77%      1.30%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $2,244,093  $  1,557,174 $    822,493 $    466,441 $ 97,118     $ 48,657
Ratio of Expenses to Average Net
  Assets................................     0.06%*          0.06%         0.07%         0.12%     0.02%     0.02%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses).............................     0.06%*          0.06%         0.07%         0.12%     0.18%     0.33%
Ratio of Net Investment Income to
  Average Net Assets....................     1.37%*          1.47%         1.75%         2.12%     2.61%     2.83%
Ratio of Net Investment Income to
  Average Net Assets (Excluding Waivers
  and Assumption of Expenses)...........     1.37%*          1.47%         1.75%         2.12%     2.45%     2.52%
Portfolio Turnover Rate.................     5.01%*          9.31%         4.28%        14.09%     2.38%     8.52%
---------------------------------------------------------------------------------------------------------------------

                                            THE ENHANCED U.S. LARGE COMPANY SERIES
                                        -----------------------------------------------
                                        SIX MONTHS     YEAR        YEAR       JULY 3
                                           ENDED       ENDED       ENDED        TO
                                          MAY 31,    NOV. 30,    NOV. 30,    NOV. 30,
                                           1999        1998        1997        1996
----------------------------------------            -----------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period
  (1)...................................$ 12.95     $ 12.56     $ 11.76     $ 10.00
                                        ----------- ----------- ----------- -----------
INCOME FROM INVESTMENT OPERATIONS (1)
  Net Investment Income.................   0.27        0.29        0.51        0.16
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........   1.21        2.13        2.25        1.74
                                        ----------- ----------- ----------- -----------
    Total From Investment Operations....   1.48        2.42        2.76        1.90
----------------------------------------            -----------------------------------
LESS DISTRIBUTIONS (1)
  Net Investment Income.................  (0.08)      (0.45)      (0.54)      (0.14)
  Net Realized Gains....................  (1.58)      (1.58)      (1.42)         --
                                        ----------- ----------- ----------- -----------
    Total Distributions.................  (1.66)      (2.03)      (1.96)      (0.14)
----------------------------------------            -----------------------------------
Net Asset Value, End of Period (1)......$ 12.77     $ 12.95     $ 12.56     $ 11.76
----------------------------------------            -----------------------------------
----------------------------------------            -----------------------------------
Total Return (1)........................  12.42%#     24.00%      27.63%      18.95%#
----------------------------------------            -----------------------------------
Net Assets, End of Period (thousands)...$77,317     $61,522     $47,616     $29,213
Ratio of Expenses to Average Net
  Assets................................   0.20%*      0.21%       0.25%       0.29%*
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses).............................   0.20%*      0.21%       0.25%       0.29%*
Ratio of Net Investment Income to
  Average Net Assets....................   4.35%*      4.42%       4.59%       4.60%*
Ratio of Net Investment Income to
  Average Net Assets (Excluding Waivers
  and Assumption of Expenses)...........   4.35%*      4.42%       4.59%       4.60%*
Portfolio Turnover Rate.................  72.31%*     86.98%     193.78%     211.07%*
----------------------------------------            -----------------------------------

        *  Annualized

        #  Non-annualized

      (1)  For the U.S. Large Company Series, items are calculated for the period December 1, 1995 through May 31, 1996. Effective
           June 1, 1996, this Series was reorganized as a partnership, and these items are no longer applicable.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                              THE U.S. LARGE CAP VALUE SERIES
                                        ---------------------------------------------------------------------------
                                         SIX MONTHS      YEAR         YEAR         YEAR        YEAR        YEAR
                                           ENDED        ENDED        ENDED        ENDED        ENDED       ENDED
                                          MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,    NOV. 30,    NOV. 30,
                                            1999         1998         1997         1996        1995        1994
-------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period.... $  18.79    $      18.09 $      15.52 $      13.29 $      9.92 $     10.59
                                        ------------ ------------ ------------ ------------ ----------- -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................     0.17            0.31         0.32         0.31        0.32        0.33
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........     2.43            1.71         3.38         2.57        3.53       (0.65)
                                        ------------ ------------ ------------ ------------ ----------- -----------
    Total From Investment Operations....     2.60            2.02         3.70         2.88        3.85       (0.32)
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................    (0.09)          (0.32)        (0.31)        (0.31)       (0.31)       (0.35)
  Net Realized Gains....................    (1.46)          (1.00)        (0.82)        (0.34)       (0.17)          --
                                        ------------ ------------ ------------ ------------ ----------- -----------
    Total Distributions...........         (1.55)           (1.32)        (1.13)        (0.65)       (0.48)       (0.35)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $  19.84    $      18.79 $      18.09 $      15.52 $     13.29 $      9.92
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Total Return............................    15.20%#         11.93%        25.31%        22.48%       39.26%       (3.13)%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $1,910,522  $  1,755,907 $  1,489,996 $    987,942 $   423,027 $   198,848
Ratio of Expenses to Average Net
  Assets................................     0.16%*          0.16%         0.18%         0.19%        0.21%        0.22%
Ratio of Net Investment Income to
  Average Net Assets....................     1.84%*          1.67%         1.96%         2.37%        2.84%        3.72%
Portfolio Turnover Rate.................    37.54%*         24.70%        17.71%        20.12%       29.41%       39.33%
-------------------------------------------------------------------------------------------------------------------

                                          THE TAX
                                          MANAGED
                                           U.S.
                                        MARKETWIDE
                                          SERIES      THE U.S. 4-10 VALUE
                                        -----------         SERIES
                                         DEC. 14,   -----------------------
                                           1998     SIX MONTHS    FEB. 6
                                            TO         ENDED        TO
                                          MAY 31,     MAY 31,    NOV. 30,
                                           1999        1999        1998
----------------------------------------            -----------------------
                                        (UNAUDITED) (UNAUDITED)
Net Asset Value, Beginning of Period....    N/A     $  8.62     $     10.00
                                        ----------- ----------- -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................     --        0.05            0.07
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........     --        1.03           (1.39)
                                        ----------- ----------- -----------
    Total From Investment Operations....     --        1.08           (1.32)
----------------------------------------            -----------------------
LESS DISTRIBUTIONS
  Net Investment Income.................     --       (0.02)          (0.06)
  Net Realized Gains....................     --       (0.04)             --
                                        ----------- ----------- -----------
    Total Distributions...........          N/A       (0.06)          (0.06)
----------------------------------------            -----------------------
Net Asset Value, End of Period..........     --     $  9.64     $      8.62
----------------------------------------            -----------------------
----------------------------------------            -----------------------
Total Return............................    N/A       12.61%#        (13.26)%#
----------------------------------------            -----------------------
Net Assets, End of Period (thousands)...$71,209     $250,115    $   179,242
Ratio of Expenses to Average Net
  Assets................................   0.45%*(a)    0.13%*         0.17%(a)*
Ratio of Net Investment Income to
  Average Net Assets....................   1.66%*(a)    1.29%*         1.95%(a)*
Portfolio Turnover Rate.................   4.77%*     27.02%*         10.46%*
----------------------------------------            -----------------------

        *  Annualized

        #  Non-annualized

      (a)  Because of commencement of operations and related preliminary transaction costs, including organization costs, these ratios are not necessarily indicative of future ratios.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                THE U.S. 6-10 VALUE SERIES
                                   ------------------------------------------------------------------------------------
                                    SIX MONTHS           YEAR              YEAR              YEAR              YEAR
                                      ENDED             ENDED             ENDED             ENDED             ENDED
                                     MAY 31,           NOV. 30,          NOV. 30,          NOV. 30,          NOV. 30,
                                       1999              1998              1997              1996              1995
-----------------------------------------------------------------------------------------------------------------------
                                   (UNAUDITED)
Net Asset Value, Beginning of
  Period......................     $    17.26        $      21.10      $      16.58      $      14.02      $      11.15
                                   ------------      ------------      ------------      ------------      ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......           0.06                0.14              0.15              0.15              0.14
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............           1.27               (1.92)             5.23              2.88              3.06
                                   ------------      ------------      ------------      ------------      ------------
    Total From Investment
      Operations..............           1.33               (1.78)             5.38              3.03              3.20
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......          (0.02)              (0.16)            (0.12)            (0.15)            (0.14)
  Net Realized Gains..........          (1.48)              (1.90)            (0.74)            (0.32)            (0.19)
                                   ------------      ------------      ------------      ------------      ------------
    Total Distributions.......          (1.50)              (2.06)            (0.86)            (0.47)            (0.33)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................     $    17.09        $      17.26      $      21.10      $      16.58      $      14.02
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Total Return..................           8.58%#             (9.05)%           33.93%            22.14%            28.81%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................     $2,703,416        $  2,435,734      $  2,224,268      $  1,248,213      $    624,343
Ratio of Expenses to Average
  Net Assets..................           0.26%*              0.26%             0.28%             0.29%             0.32%
Ratio of Net Investment Income
  to Average Net Assets.......           0.80%*              0.78%             0.86%             1.11%             1.22%
Portfolio Turnover Rate.......          27.01%*             22.51%            25.47%            14.91%            20.62%
-----------------------------------------------------------------------------------------------------------------------

                                                                  THE U.S. 6-10 SMALL COMPANY SERIES
                                                  -------------------------------------------------------------------
                                    YEAR           SIX MONTHS            YEAR              YEAR              YEAR
                                   ENDED             ENDED              ENDED             ENDED             ENDED
                                  NOV. 30,          MAY 31,            NOV. 30,          NOV. 30,          NOV. 30,
                                    1994              1999               1998              1997              1996
------------------------------                    -------------------------------------------------------------------
                                                  (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $      11.04      $    11.46         $      13.82      $      12.56      $      11.26
                                ------------      ------------       ------------      ------------      ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......          0.12            0.05                 0.10              0.11              0.13
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............          0.16            0.87                (1.28)             2.81              1.92
                                ------------      ------------       ------------      ------------      ------------
    Total From Investment
      Operations..............          0.28            0.92                (1.18)             2.92              2.05
------------------------------                    -------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......         (0.12)          (0.02)               (0.10)            (0.10)            (0.13)
  Net Realized Gains..........         (0.05)          (1.04)               (1.08)            (1.56)            (0.62)
                                ------------      ------------       ------------      ------------      ------------
    Total Distributions.......         (0.17)          (1.06)               (1.18)            (1.66)            (0.75)
------------------------------  -------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $      11.15      $    11.32         $      11.46      $      13.82      $      12.56
------------------------------  -------------------------------------------------------------------------------------
------------------------------  -------------------------------------------------------------------------------------
Total Return..................          2.52%           8.91%#              (8.98)%           26.47%            19.17%
------------------------------  -------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $    350,277      $  552,292         $    546,803      $    432,833      $    268,401
Ratio of Expenses to Average
  Net Assets..................          0.32%           0.09%*               0.09%             0.11%             0.13%
Ratio of Net Investment Income
  to Average Net Assets.......          1.50%           0.89%*               0.88%             0.96%             1.05%
Portfolio Turnover Rate.......          8.22%          26.79%*              29.15%            30.04%            32.38%
------------------------------                    -------------------------------------------------------------------

                                    YEAR              YEAR
                                   ENDED             ENDED
                                  NOV. 30,          NOV. 30,
                                    1995              1994
------------------------------
Net Asset Value, Beginning of
  Period......................  $       9.54      $      10.39
                                ------------      ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......          0.12              0.12
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............          2.50             (0.07)
                                ------------      ------------
    Total From Investment
      Operations..............          2.62              0.05
------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......         (0.12)            (0.11)
  Net Realized Gains..........         (0.78)            (0.79)
                                ------------      ------------
    Total Distributions.......         (0.90)            (0.90)
------------------------------
Net Asset Value, End of
  Period......................  $      11.26      $       9.54
------------------------------
------------------------------
Total Return..................         29.19%             0.59%
------------------------------
Net Assets, End of Period
  (thousands).................  $    221,984      $    143,630
Ratio of Expenses to Average
  Net Assets..................          0.15%             0.17%
Ratio of Net Investment Income
  to Average Net Assets.......          1.18%             1.11%
Portfolio Turnover Rate.......         21.16%            27.65%
------------------------------

        *  Annualized

        #  Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                    THE U.S. 9-10 SMALL COMPANY
                                               SERIES                         THE DFA INTERNATIONAL VALUE SERIES
                                   ------------------------------      ------------------------------------------------
                                    SIX MONTHS           YEAR           SIX MONTHS           YEAR              YEAR
                                      ENDED             ENDED             ENDED             ENDED             ENDED
                                     MAY 31,           NOV. 30,          MAY 31,           NOV. 30,          NOV. 30,
                                       1999              1998              1999              1998              1997
-----------------------------------------------------------------------------------------------------------------------
                                   (UNAUDITED)                         (UNAUDITED)
Net Asset Value, Beginning of
  Period......................     $     8.86        $      10.00      $    11.95        $      10.90      $      11.79
                                   ------------      ------------      ------------      ------------      ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......           0.03                0.06            0.17                0.22              0.24
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............           0.57               (1.14)           0.31                1.13             (0.67)
                                   ------------      ------------      ------------      ------------      ------------
    Total From Investment
      Operations..............           0.60               (1.08)           0.48                1.35             (0.43)
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......          (0.01)              (0.06)          (0.05)              (0.27)            (0.22)
  Net Realized Gains..........          (0.83)                 --           (0.03)              (0.03)            (0.24)
                                   ------------      ------------      ------------      ------------      ------------
    Total Distributions.......          (0.84)              (0.06)          (0.08)              (0.30)            (0.46)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................     $     8.62        $       8.86      $    12.35        $      11.95      $      10.90
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Total Return..................           7.65%#            (10.81)%          4.00%#             12.50%            (3.84)%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................     $1,406,076        $  1,339,624      $1,705,811        $  1,720,249      $  1,582,086
Ratio of Expenses to Average
  Net Assets..................           0.16%*              0.16%           0.29%*              0.29%             0.32%
Ratio of Expenses to Average
  Net Assets (Excluding
  Waivers and Assumption of
  Expenses)...................           0.16%*              0.16%           0.29%*              0.29%             0.32%
Ratio of Net Investment Income
  to Average Net Assets.......           0.68%*              0.63%           2.68%*              1.90%             2.09%
Ratio of Net Investment Income
  to Average Net Assets
  (Excluding Waivers and
  Assumption of Expenses).....           0.68%*              0.63%           2.68%*              1.90%             2.09%
Portfolio Turnover Rate.......          21.31%*             26.44%           6.60%*             15.41%            22.55%
-----------------------------------------------------------------------------------------------------------------------

                                                                                         THE JAPANESE SMALL COMPANY
                                                                                                   SERIES
                                                                                       ------------------------------
                                    YEAR               YEAR            FEB. 16          SIX MONTHS           YEAR
                                   ENDED              ENDED               TO              ENDED             ENDED
                                  NOV. 30,           NOV. 30,          NOV. 30,          MAY 31,           NOV. 30,
                                    1996               1995              1994              1999              1998
------------------------------                                                                           ------------
                                                                                       (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $      10.55       $      10.06      $      10.00            N/A+                N/A+
                                ------------       ------------      ------------      ------------      ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......          0.23               0.20              0.13              --                  --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............          1.32               0.52              0.07              --                  --
                                ------------       ------------      ------------      ------------      ------------
    Total From Investment
      Operations..............          1.55               0.72              0.20              --                  --
------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......         (0.23)             (0.21)            (0.13)             --                  --
  Net Realized Gains..........         (0.08)             (0.02)            (0.01)             --                  --
                                ------------       ------------      ------------      ------------      ------------
    Total Distributions.......         (0.31)             (0.23)            (0.14)             --                  --
------------------------------
Net Asset Value, End of
  Period......................  $      11.79       $      10.55      $      10.06            N/A+                N/A+
------------------------------
------------------------------
Total Return..................         14.85%              7.20%             1.99%#          N/A+                N/A+
------------------------------
Net Assets, End of Period
  (thousands).................  $  1,356,852       $    609,386      $    348,381      $  188,340        $    190,004
Ratio of Expenses to Average
  Net Assets..................          0.36%              0.42%             0.45%*          0.29%*              0.28%
Ratio of Expenses to Average
  Net Assets (Excluding
  Waivers and Assumption of
  Expenses)...................          0.36%              0.42%             0.48%*          0.29%*              0.28%
Ratio of Net Investment Income
  to Average Net Assets.......          2.23%              2.14%             1.84%*          1.55%*              1.29%
Ratio of Net Investment Income
  to Average Net Assets
  (Excluding Waivers and
  Assumption of Expenses).....          2.23%              2.14%             1.81%*          1.55%*              1.29%
Portfolio Turnover Rate.......         12.23%              9.75%             1.90%*          5.58%*              8.14%
------------------------------

                                    YEAR             AUG. 9
                                   ENDED               TO
                                  NOV. 30,          NOV. 30,
                                    1997              1996
------------------------------
Net Asset Value, Beginning of
  Period......................          N/A+              N/A+
                                ------------      ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......            --                --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............            --                --
                                ------------      ------------
    Total From Investment
      Operations..............            --                --
------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......            --                --
  Net Realized Gains..........            --                --
                                ------------      ------------
    Total Distributions.......            --                --
------------------------------
Net Asset Value, End of
  Period......................          N/A+              N/A+
------------------------------
------------------------------
Total Return..................          N/A+              N/A+
------------------------------
Net Assets, End of Period
  (thousands).................  $    175,342      $    329,682
Ratio of Expenses to Average
  Net Assets..................          0.29%             0.29%*
Ratio of Expenses to Average
  Net Assets (Excluding
  Waivers and Assumption of
  Expenses)...................          0.29%             0.29%*
Ratio of Net Investment Income
  to Average Net Assets.......          0.93%             0.76%*
Ratio of Net Investment Income
  to Average Net Assets
  (Excluding Waivers and
  Assumption of Expenses).....          0.93%             0.76%*
Portfolio Turnover Rate.......         13.17%             1.67%*
------------------------------

        *  Annualized
        #  Non-annualized
        +  Not applicable as The Japanese Small Company Series is organized as a Partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                            THE UNITED
                                                                                                             KINGDOM
                                                                                                              SMALL
                                                                                                             COMPANY
                                                  THE PACIFIC RIM SMALL COMPANY SERIES                        SERIES
                                   ------------------------------------------------------------------      ------------
                                    SIX MONTHS           YEAR              YEAR             AUG. 9          SIX MONTHS
                                      ENDED             ENDED             ENDED               TO              ENDED
                                     MAY 31,           NOV. 30,          NOV. 30,          NOV. 30,          MAY 31,
                                       1999              1998              1997              1996              1999
-----------------------------------------------------------------------------------------------------------------------
                                   (UNAUDITED)                                                             (UNAUDITED)
Net Asset Value, Beginning of
  Period......................           N/A+                N/A+              N/A+              N/A+            N/A+
                                   ------------      ------------      ------------      ------------      ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......             --                  --                --                --              --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............             --                  --                --                --              --
                                   ------------      ------------      ------------      ------------      ------------
    Total From Investment
      Operations..............             --                  --                --                --              --
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......             --                  --                --                --              --
  Net Realized Gains..........             --                  --                --                --              --
                                   ------------      ------------      ------------      ------------      ------------
    Total Distributions.......             --                  --                --                --              --
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................           N/A+                N/A+              N/A+              N/A+            N/A+
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Total Return..................           N/A+                N/A+              N/A+              N/A+            N/A+
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................     $  172,035        $    139,881      $    147,795      $    231,481      $  131,802
Ratio of Expenses to Average
  Net Assets..................           0.33%*              0.38%             0.40%             0.45%*          0.27%*
Ratio of Net Investment Income
  to Average Net Assets.......           2.69%*              4.01%             2.45%             2.50%*          4.03%*
Portfolio Turnover Rate.......           7.82%*             25.84%            24.00%             8.04%*          5.92%*
-----------------------------------------------------------------------------------------------------------------------

                                                                                      THE CONTINENTAL SMALL COMPANY
                                                                                                  SERIES
                                                                                      ------------------------------
                                    YEAR              YEAR             AUG. 9          SIX MONTHS           YEAR
                                   ENDED             ENDED               TO              ENDED             ENDED
                                  NOV. 30,          NOV. 30,          NOV. 30,          MAY 31,           NOV. 30,
                                    1998              1997              1996              1999              1998
------------------------------                                                                          ------------
                                                                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period......................          N/A+              N/A+              N/A+            N/A+                N/A+
                                ------------      ------------      ------------      ------------      ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......            --                --                --              --                  --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............            --                --                --              --                  --
                                ------------      ------------      ------------      ------------      ------------
    Total From Investment
      Operations..............            --                --                --              --                  --
------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......            --                --                --              --                  --
  Net Realized Gains..........            --                --                --              --                  --
                                ------------      ------------      ------------      ------------      ------------
    Total Distributions.......            --                --                --              --                  --
------------------------------
Net Asset Value, End of
  Period......................          N/A+              N/A+              N/A+            N/A+                N/A+
------------------------------
------------------------------
Total Return..................          N/A+              N/A+              N/A+            N/A+                N/A+
------------------------------
Net Assets, End of Period
  (thousands).................  $    127,485      $    171,851      $    182,625      $  252,128        $    304,402
Ratio of Expenses to Average
  Net Assets..................          0.26%             0.25%             0.29%*          0.28%*              0.27%
Ratio of Net Investment Income
  to Average Net Assets.......          3.66%             2.86%             2.94%*          2.03%*              1.76%
Portfolio Turnover Rate.......         11.26%             4.26%             4.55%*          4.16%*              0.74%
------------------------------

                                    YEAR             AUG. 9
                                   ENDED               TO
                                  NOV. 30,          NOV. 30,
                                    1997              1996
------------------------------
Net Asset Value, Beginning of
  Period......................          N/A+              N/A+
                                ------------      ------------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......            --                --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............            --                --
                                ------------      ------------
    Total From Investment
      Operations..............            --                --
------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......            --                --
  Net Realized Gains..........            --                --
                                ------------      ------------
    Total Distributions.......            --                --
------------------------------
Net Asset Value, End of
  Period......................          N/A+              N/A+
------------------------------
------------------------------
Total Return..................          N/A+              N/A+
------------------------------
Net Assets, End of Period
  (thousands).................  $    323,610      $    335,882
Ratio of Expenses to Average
  Net Assets..................          0.29%             0.31%*
Ratio of Net Investment Income
  to Average Net Assets.......          1.84%             0.27%*
Portfolio Turnover Rate.......          3.46%             6.69%*
------------------------------

        *  Annualized
        +  Not applicable as The Pacific Rim Small Company Series, The United Kingdom Small Company Series and The Continental Small
           Company Series are organized as Partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                THE EMERGING MARKETS SERIES
                                    -----------------------------------------------------------------------------------
                                    SIX MONTHS           YEAR              YEAR              YEAR              YEAR
                                       ENDED             ENDED             ENDED             ENDED             ENDED
                                      MAY 31,          NOV. 30,          NOV. 30,          NOV. 30,          NOV. 30,
                                       1999              1998              1997              1996              1995
-----------------------------------------------------------------------------------------------------------------------
                                    (UNAUDITED)
Net Asset Value, Beginning of
  Period                                 N/A+                 N/A+              N/A+              N/A+           N/A+
                                    -----------       -----------       -----------       -----------       -----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......            --                   --                --                --             --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............            --                   --                --                --             --
                                    -----------       -----------       -----------       -----------       -----------
    Total From Investment
      Operations..............            --                   --                --                --             --
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......            --                   --                --                --             --
  Net Realized Gains..........            --                   --                --                --             --
                                    -----------       -----------       -----------       -----------       -----------
    Total Distributions.......            --                   --                --                --             --
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................           N/A+                 N/A+              N/A+              N/A+           N/A+
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Total Return..................           N/A+                 N/A+              N/A+              N/A+           N/A+
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................      $289,692          $   231,632       $   220,941       $   162,075       $ 49,351
Ratio of Expenses to Average
  Net Assets..................          0.48%*               0.53%             0.54%             0.66%          0.87%
Ratio of Net Investment Income
  to Average Net Assets.......          2.17%*               1.66%             1.63%             1.63%          1.70%
Portfolio Turnover Rate.......         17.44%*               9.76%             0.54%             0.37%          8.17%
-----------------------------------------------------------------------------------------------------------------------

                                                               THE EMERGING MARKETS
                                                                 SMALL CAP SERIES
                                                  -----------------------------------------------
                                                                                        DEC. 2,
                                 APRIL 25         SIX MONTHS           YEAR              1996
                                    TO               ENDED             ENDED              TO
                                 NOV. 30,           MAY 31,          NOV. 30,          NOV. 30,
                                   1994              1999              1998              1997
------------------------------                    -----------------------------------------------
                                                  (UNAUDITED)
Net Asset Value, Beginning of
  Period                             N/A+              N/A+              N/A+              N/A+
                                -----------       -----------       -----------       -----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......        --                --                --                --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............        --                --                --                --
                                -----------       -----------       -----------       -----------
    Total From Investment
      Operations..............        --                --                --                --
------------------------------                    -----------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......        --                --                --                --
  Net Realized Gains..........        --                --                --                --
                                -----------       -----------       -----------       -----------
    Total Distributions.......        --                --                --                --
------------------------------  -----------------------------------------------------------------
Net Asset Value, End of
  Period......................       N/A+              N/A+              N/A+              N/A+
------------------------------                    -----------------------------------------------
------------------------------                    -----------------------------------------------
Total Return..................       N/A+              N/A+              N/A+              N/A+
------------------------------  -----------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $ 15,724          $ 32,958          $ 32,958          $ 19,449
Ratio of Expenses to Average
  Net Assets..................      1.49%*            0.73%*            0.88%             0.90%*
Ratio of Net Investment Income
  to Average Net Assets.......      0.56%*            2.54%*            2.32%             1.90%*
Portfolio Turnover Rate.......      1.28%*           30.09%*           13.41%             2.54%*
------------------------------                    -----------------------------------------------

        *  Annualized
        +  Not applicable as The Emerging Markets Series and The Emerging Markets Small Cap Series are organized as a partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         THE DFA ONE-YEAR FIXED INCOME SERIES (1)
                                    -----------------------------------------------------------------------------------
                                    SIX MONTHS           YEAR              YEAR              YEAR              YEAR
                                       ENDED             ENDED             ENDED             ENDED             ENDED
                                      MAY 31,          NOV. 30,          NOV. 30,          NOV. 30,          NOV. 30,
                                       1999              1998              1997              1996              1995
-----------------------------------------------------------------------------------------------------------------------
                                    (UNAUDITED)
Net Asset Value, Beginning of
  Period......................      $  10.02          $     10.01       $     10.03       $     10.00       $      9.84
                                    -----------       -----------       -----------       -----------       -----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......          0.25                 0.56              0.59              0.56              0.60
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............         (0.02)                0.02             (0.02)             0.03              0.16
                                    -----------       -----------       -----------       -----------       -----------
    Total From Investment
      Operations..............          0.23                 0.58              0.57              0.59              0.76
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......         (0.25)               (0.57)            (0.59)            (0.56)            (0.60)
  Net Realized Gains..........            --                   --                --                --                --
                                    -----------       -----------       -----------       -----------       -----------
    Total Distributions.......         (0.25)               (0.57)            (0.59)            (0.56)            (0.60)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................      $  10.00          $     10.02       $     10.01       $     10.03       $     10.00
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Total Return..................          2.32%#               5.92%             5.83%             6.10%             7.91%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................      $911,661          $   869,993       $   782,236       $   859,293       $   705,554
Ratio of Expenses to Average
  Net Assets..................          0.09%*               0.09%             0.10%             0.09%             0.10%
Ratio of Net Investment Income
  to Average Net Assets.......          4.99%*               5.61%             5.85%             5.62%             6.04%
Portfolio Turnover Rate.......         63.46%*              23.62%            82.84%            95.84%            81.31%
-----------------------------------------------------------------------------------------------------------------------

                                                             THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
                                                  -----------------------------------------------------------------
                                   YEAR           SIX MONTHS           YEAR              YEAR             FEB. 9
                                   ENDED             ENDED             ENDED             ENDED              TO
                                 NOV. 30,           MAY 31,          NOV. 30,          NOV. 30,          NOV. 30,
                                   1994              1999              1998              1997              1996
------------------------------                    -----------------------------------------------------------------
                                                  (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $     10.06       $  10.21          $     10.22       $     10.34       $     10.00
                                -----------       -----------       -----------       -----------       -----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......         0.44           0.22                 0.44              0.48              0.34
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............        (0.18)          0.05                 0.19              0.12              0.25
                                -----------       -----------       -----------       -----------       -----------
    Total From Investment
      Operations..............         0.26           0.27                 0.63              0.60              0.59
------------------------------                    -----------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......        (0.43)         (0.16)               (0.62)            (0.71)            (0.25)
  Net Realized Gains..........        (0.05)            --                (0.02)            (0.01)               --
                                -----------       -----------       -----------       -----------       -----------
    Total Distributions.......        (0.48)         (0.16)               (0.64)            (0.72)            (0.25)
------------------------------                    -----------------------------------------------------------------
Net Asset Value, End of
  Period......................  $      9.84       $  10.32          $     10.21       $     10.22       $     10.34
------------------------------                    -----------------------------------------------------------------
------------------------------                    -----------------------------------------------------------------
Total Return..................         2.61%          2.72%#               6.48%             5.96%             6.01%#
------------------------------                    -----------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $   592,286       $472,585          $   440,842       $   418,907       $   319,272
Ratio of Expenses to Average
  Net Assets..................         0.10%          0.16%*               0.16%             0.18%             0.20%*
Ratio of Net Investment Income
  to Average Net Assets.......         4.41%          4.26%*               4.28%             4.64%             4.51%*
Portfolio Turnover Rate.......       140.82%         44.46%*             112.93%           119.27%            87.07%*
------------------------------                    -----------------------------------------------------------------

        *  Annualized
        #  Non-annualized
      (1)  Restated to reflect a 900% stock dividend as January 2, 1996.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At May 31, 1999, the Trust consisted of seventeen investment portfolios (collectively, the "Series"):

The U.S. Large Company Series                       The DFA International Value Series
The Enhanced U.S. Large Company Series              The Japanese Small Company Series
The U.S. Large Cap Value Series                     The Pacific Rim Small Company Series
The Tax-Managed U.S. Marketwide Value Series        The United Kingdom Small Company Series
The U.S. 4-10 Value Series                          The Continental Small Company Series
The U.S. 6-10 Value Series                          The Emerging Markets Series
The U.S. 6-10 Small Company Series                  The Emerging Markets Small Cap Series
The U.S. 9-10 Small Company Series                  (the "International Equity Portfolios")
(the "Domestic Equity Portfolios")

The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
(the "Fixed Income Portfolios")

    Effective August 1, 1997, The U.S. Small Cap Value Series changed its name to The U.S. 6-10 Value Series.

    On December 1, 1997, The U.S. 9-10 Small Company Portfolio transferred its investable assets for shares with an equal value of The U.S. 9-10 Small Company Series of The DFA Investment Trust Company, a newly created series. This portfolio invests solely in this series. The series will also issue its shares to other investors.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1.  SECURITY VALUATION:   Securities held by the Domestic Equity Portfolios
which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    Fixed income instruments held by The Enhanced U.S. Large Company Series and The Fixed Income Portfolios are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    2.  FOREIGN CURRENCY TRANSLATION:   Securities, other assets and liabilities
of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

    3.  FEDERAL INCOME TAXES:   It the intention of The Enhanced U.S. Large
Company Series, The U.S. Large Cap Value Series, The U.S. 4-10 Value Series, The U.S. 6-10 Value Series, The U.S. 6-10 Small Company Series, The U.S. 9-10 Small Company Series, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    The U.S. Large Company Series, The Tax-Managed U.S. Marketwide Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses of these Series will be deemed to have been "passed through" to their Feeder Funds.

    4.  OTHER:   Security transactions are accounted for on the date the
securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Trust. For the six months ended May 31,1999, the Series' advisory fees were computed daily and paid monthly to the Advisor based on the following effective annual rates:

The U.S. Large Company Series...................................  .025 of 1%
The Enhanced U.S. Large Company Series..........................   .05 of 1%
The U.S. Large Cap Value Series.................................   .10 of 1%
The Tax-Managed U.S. Marketwide Value Series....................   .20 of 1%
The U.S. 4-10 Value Series......................................   .10 of 1%
The U.S. 6-10 Value Series......................................   .20 of 1%
The U.S. 6-10 Small Company Series..............................   .03 of 1%
The U.S. 9-10 Small Company Series..............................   .10 of 1%
The DFA International Value Series..............................   .20 of 1%
The Japanese Small Company Series...............................   .10 of 1%
The Pacific Rim Small Company Series............................   .10 of 1%
The United Kingdom Small Company Series.........................   .10 of 1%
The Continental Small Company Series............................   .10 of 1%
The Emerging Markets Series.....................................   .10 of 1%
The Emerging Markets Small Cap Series...........................   .20 of 1%
The DFA One-Year Fixed Income Series............................   .05 of 1%
The DFA Two-Year Global Fixed Income Series.....................   .05 of 1%

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1999, the Series made the following purchases and sales of investment securities:

                                                             U.S. GOVERNMENT       OTHER INVESTMENT
                                                                SECURITIES            SECURITIES
                                                           --------------------  --------------------
                                                           PURCHASES    SALES    PURCHASES    SALES
                                                           ---------  ---------  ---------  ---------
                                                             (000)      (000)      (000)      (000)
The U.S. Large Company Series............................         --         --  $ 534,220  $  48,497
The Enhanced U.S. Large Company Series...................         --         --     41,526     16,759
The U.S. Large Cap Value Series..........................         --         --    334,959    413,648
The Tax-Managed U.S. Marketwide Value Series.............         --         --     60,994        967
The U.S. 4-10 Value Series...............................         --         --     73,153     29,355
The U.S. 6-10 Value Series...............................         --         --    331,787    354,178
The U.S. 6-10 Small Company Series.......................         --         --     70,726    115,212
The U.S. 9-10 Small Company Series.......................         --         --    140,837    194,760
The DFA International Value Series.......................         --         --     55,994    134,228
The Japanese Small Company Series........................         --         --      5,197     33,358
The Pacific Rim Small Company Series.....................         --         --      5,417     13,761
The United Kingdom Small Company Series..................         --         --      3,859     22,427
The Continental Small Company Series.....................         --         --      5,720     29,139
The Emerging Markets Series..............................         --         --     21,441     28,634
The Emerging Markets Small Cap Series....................         --         --      7,410      3,801
The DFA One-Year Fixed Income Series.....................  $ 173,987         --    123,163     55,397
The DFA Two-Year Global Fixed Income Series..............         --         --    334,443     94,440

E. INVESTMENT TRANSACTIONS:

    At May 31, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of futures, swap contracts, investment securities and foreign currencies for each Series were as follows:

                                                                 GROSS           GROSS
                                                               UNREALIZED      UNREALIZED
                                                              APPRECIATION    DEPRECIATION      NET
                                                             --------------  --------------  ----------
                                                                 (000)           (000)         (000)
The U.S. Large Company Series..............................    $  762,721      $  (18,756)   $  743,965
The Enhanced U.S. Large Company Series.....................           290            (792)         (502)
The U.S. Large Cap Value Series............................       447,977         (71,000)      376,977
The Tax-Managed U.S. Marketwide Value Series...............         9,575          (1,132)        8,443
The U.S. 4-10 Value Series.................................        30,605         (28,671)        1,934
The U.S. 6-10 Value Series.................................       574,829        (446,990)     (127,839)
The U.S. 6-10 Small Company Series.........................       101,726        (110,742)       (9,016)
The U.S. 9-10 Small Company Series.........................       394,011        (323,314)       70,697
The DFA International Value Series.........................       352,500        (218,745)      133,755
The Japanese Small Company Series..........................         8,693        (190,138)     (181,445)
The Pacific Rim Small Company Series.......................        22,828         (92,259)      (69,431)
The United Kingdom Small Company Series....................        46,055         (32,803)       13,255
The Continental Small Company Series.......................        77,238         (34,983)       42,255
The Emerging Markets Series................................        64,784         (69,212)       (4,428)
The Emerging Markets Small Cap Series......................         8,376         (13,587)       (5,211)
The DFA One-Year Fixed Income Series.......................           213          (1,681)       (1,468)
The DFA Two-Year Global Fixed Income Series................            --         (15,197)      (15,197)

    At November 30, 1998, The DFA One-Year Fixed Income Series had a capital loss carryover for federal income tax purposes of approximately $324,000 of which $23,000 and $301,000 expire on November 30, 2002 and 2004, respectively.

F. COMPONENTS OF NET ASSETS:

                                                           AT MAY 31, 1999 NET ASSETS CONSIST OF:
                            -----------------------------------------------------------------------------------------------------
                                                                   (AMOUNTS IN THOUSANDS)
                                                                                                  UNREALIZED
                                            UNDISTRIBUTED                   UNDISTRIBUTED        APPRECIATION
                                                NET                          NET REALIZED     (DEPRECIATION) OF      UNREALIZED
                                             INVESTMENT    UNDISTRIBUTED       FOREIGN            INVESTMENT         NET FOREIGN
                               PAID-IN         INCOME       NET REALIZED       EXCHANGE         SECURITIES AND        EXCHANGE
                               CAPITAL         (LOSS)       GAIN (LOSS)      GAIN (LOSS)       FOREIGN CURRENCY      GAIN (LOSS)
                            -------------   ------------   --------------   --------------   --------------------   -------------
The Enhanced U.S. Large
 Company Series...........  $      68,341   $     1,510    $       5,626    $       1,359          $         174    $        307
The U.S. Large Cap Value
 Series...................      1,329,649         9,020          194,876               --                376,977              --
The U.S. 4-10 Value
 Series...................        239,923         1,160            7,098               --                  1,934              --
The U.S. 6-10 Value
 Series...................      2,430,044         8,574          136,959               --                127,839              --
The U.S. 6-10 Small
 Company Series...........        528,151         1,924           27,800               --                 (5,583)             --
The U.S. 9-10 Small
 Company Series...........      1,233,857         3,486           98,036               --                 70,697              --
The DFA International
 Value Series.............      1,494,885        11,491           66,312             (429)               133,755            (203)
The DFA One-Year Fixed
 Income Series............        909,621         3,832             (324)              --                 (1,468)             --
The DFA Two-Year Global
 Fixed Income Series......        462,382         4,342               83           18,286                (15,197)          2,689


                                              NUMBER OF
                              TOTAL NET        SHARES
                               ASSETS        AUTHORIZED
                            -------------   -------------
The Enhanced U.S. Large
 Company Series...........  $      77,317       Unlimited
The U.S. Large Cap Value
 Series...................      1,910,522       Unlimited
The U.S. 4-10 Value
 Series...................        250,115       Unlimited
The U.S. 6-10 Value
 Series...................      2,703,416       Unlimited
The U.S. 6-10 Small
 Company Series...........        552,292       Unlimited
The U.S. 9-10 Small
 Company Series...........      1,406,076       Unlimited
The DFA International
 Value Series.............      1,705,811       Unlimited
The DFA One-Year Fixed
 Income Series............        911,661       Unlimited
The DFA Two-Year Global
 Fixed Income Series......        472,585       Unlimited

G. FINANCIAL INSTRUMENTS:

    In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 31, 1999.

    2. FORWARD CURRENCY CONTRACTS: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 1999, The Enhanced U.S. Large Company and The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the related net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements:

THE ENHANCED U.S. LARGE COMPANY SERIES

                                                                                                  UNREALIZED
                                                                                                    FOREIGN
 EXPIRATION                                                                      VALUE AT          EXCHANGE
    DATE                   CURRENCY SOLD                 CONTRACT AMOUNT       MAY 31, 1999       GAIN (LOSS)
------------  ----------------------------------------  ------------------  ------------------  ---------------
06/18/99....        1,036,923  Australian Dollars        $        680,743    $        677,966    $       2,777
06/22/99....       20,954,816  Euro Dollars                    22,193,463          21,910,554          282,909
06/23/99....       19,428,060  Swedish Krona                    2,304,092           2,266,104           37,988
                                                        ------------------  ------------------  ---------------
                                                         $     25,178,298    $     24,854,624    $     323,674
                                                        ------------------  ------------------  ---------------
                                                        ------------------  ------------------  ---------------

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                                                                                                  UNREALIZED
                                                                                                    FOREIGN
 EXPIRATION                                                                      VALUE AT          EXCHANGE
    DATE                   CURRENCY SOLD                 CONTRACT AMOUNT       MAY 31, 1999       GAIN (LOSS)
------------  ----------------------------------------  ------------------  ------------------  ---------------
  06/07/99    Canadian Dollars                          $        5,137,600  $        5,074,025  $        63,575
  06/18/99    Australian Dollars                                38,029,799          37,874,675          155,124
  06/22/99    Euro Dollars                                     192,023,385         189,575,539        2,447,846
  06/23/99    Swedish Krona                                     14,475,326          14,236,668          238,658
                                                        ------------------  ------------------  ---------------
                                                        $      249,666,110  $      246,760,907  $     2,905,203
                                                        ------------------  ------------------  ---------------
                                                        ------------------  ------------------  ---------------

    Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    4. FUTURES CONTRACTS: During the six months ended May 31, 1999, The Enhanced U.S. Large Company Series (ENHANCED) entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the Enhanced deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Enhanced as unrealized gains or losses until the contracts are closed. When the contracts are closed, Enhanced records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    At May 31, 1999, Enhanced had outstanding 216 long futures contracts on the S & P 500 Index, 214 of which expire on June 18, 1999, and two of which expire on September 17, 1999. The value of such contracts on May 31, 1999 was $70,055,250, which resulted in an unrealized gain of $439,291.

    Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments.

    5. EQUITY INDEX SWAPS: Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the contract is based. The daily net fluctuation is recorded as unrealized gains or losses by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counter party, the accumulated net unrealized gain or loss, which will then be recorded as realized.

    At May 31, 1999, Enhanced had an outstanding equity index swap with Morgan Stanley dated January 15, 1999 (which represents approximately 10% of the net assets of Enhanced), terminating on July 15,1999. The notional value of the swap was $6,999,554, and Enhanced had recorded net unrealized appreciation of $235,866, consisting of $129,544 owed to Morgan Stanley and $365,410 owed to Enhanced. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) plus 0.10% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S & P 500 Index plus accumulated dividends as expressed in Index points calculated on the original notional amount.

    Risks may arise upon entering into equity index swaps in the event of the default or bankruptcy of a swap agreement counter party.

H. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the six months ended May 31, 1999 borrowings under the line were as follows:

                                                                                                  MAXIMUM
                                          WEIGHTED                                                AMOUNT
                                          AVERAGE     WEIGHTED        NUMBER OF     INTEREST     BORROWED
                                          INTEREST  AVERAGE LOAN        DAYS         EXPENSE      DURING
                                          RATE         BALANCE       OUTSTANDING    INCURRED    THE PERIOD
                                          -------   -------------   -------------   ---------   -----------
The U.S. Large Company Series...........       5.23% $   1,235,074        8         $   4,845   $12,530,000
The U.S. Large Cap Value Series.........       5.55%     2,389,000       12             7,365    7,639,000
The U.S. 6-10 Value Series..............       5.27%     6,294,593        8            24,866   32,110,000
The U.S. 6-10 Small Company Series......       6.13%     3,385,000        4             2,306    3,385,000

    There were no outstanding borrowings under the line of credit at May 31, 1999.

J. SECURITIES LENDING:

    Loans of domestic security are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or

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
bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 1999 was reinvested into overnight repurchase agreements with Salomon Brothers, Barclays de Zotte Wedd and Fuji Securities, which was in turn collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Portfolio and value of collateral on overnight repurchase agreements at May 31, 1999, was as follows:

                                                                                                                VALUE OF
                                                                                                             COLLATERAL ON
                                                                                            VALUE OF           OVERNIGHT
                                                                         VALUE           COLLATERAL AND        REPURCHASE
DOMESTIC EQUITY PORTFOLIOS                                           OF SECURITIES      INDEMNIFICATION        AGREEMENTS
-----------------------------------------------------------------  ------------------  ------------------  ------------------
The U.S. Large Company Series....................................  $      279,424,038  $      282,817,000  $      284,549,509
The U.S. Large Cap Value Series..................................          92,025,925          95,995,560          96,583,619
The Tax-Managed U.S. Marketwide Value Series.....................           1,417,176           1,497,300           1,506,472
The U.S. 4-10 Value Series.......................................           8,330,496           9,296,478           9,353,427
The U.S. 6-10 Value Series.......................................          43,048,053          70,643,163          71,075,916
The U.S. 6-10 Small Company Series...............................          28,518,878          34,945,681          35,159,755
The U.S. 9-10 Small Company Series...............................          50,187,021          68,432,335          68,851,545

INTERNATIONAL EQUITY PORTFOLIOS
-----------------------------------------------------------------
The DFA International Value Series...............................         211,296,713         227,053,514         258,880,663
The Japanese Small Company Series................................          26,504,218          29,493,703          31,237,967
The Pacific Rim Small Company Series.............................           3,918,012           4,717,274           4,852,459
The Continental Small Company Series.............................          14,195,658          14,982,452          16,359,575

K. SUBSEQUENT EVENT:

    The Pacific Rim Small Company Series, which had ceased offering its shares to new investors on September 10, 1998, re-opened to new investors on June 14, 1999.

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